UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1.	Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2004

Security		Shares	Value

COMMON STOCKS—100.03%

BIOTECHNOLOGY—50.42%
AEterna Zentaris Inc.	(1) (2)	383,207	$2,398,876
Affymetrix Inc.	(1) (2)	410,103	14,989,265
Alexion Pharmaceuticals Inc.	(1) (2)	348,579	8,784,191
Amgen Inc.	(1)	3,823,708	245,290,868
ARIAD Pharmaceuticals Inc.	(1)	632,003	4,695,782
ArQule Inc.	(1)	288,596	1,670,971
Avigen Inc.	(1)	363,499	1,185,007
Biogen Idec Inc.	(1)	1,289,889	85,919,506
Celgene Corp.	(1)	745,660	19,782,360
Cell Genesys Inc.	(1) (2)	736,894	5,968,841
Chiron Corp.	(1)	528,891	17,627,937
Ciphergen Biosystems Inc.	(1) (2)	183,286	788,130
Corgentech Inc.	(1) (2)	251,712	2,084,175
CuraGen Corp.	(1) (2)	81,811	585,767
Cytokinetics Inc.	(1)	245,289	2,514,212
deCODE genetics Inc.	(1) (2)	651,127	5,085,302
Digene Corp.	(1) (2)	300,189	7,849,942
Diversa Corp.	(1)	605,485	5,291,939
Encysive Pharmaceuticals Inc.	(1)	578,710	5,746,590
Enzon Pharmaceuticals Inc.	(1) (2)	692,032	9,494,679
Exelixis Inc.	(1)	1,103,212	10,480,514
Genzyme Corp.	(1)	858,727	49,866,248
Geron Corp.	(1) (2)	532,129	4,241,068
GTx Inc.	(1) (2)	92,990	1,254,435
Human Genome Sciences Inc.	(1) (2)	585,446	7,037,061
ICOS Corp.	(1) (2)	276,472	7,818,628
ID Biomedical Corp.	(1) (2)	668,794	9,958,343
Illumina Inc.	(1)	224,650	2,129,682
Immunogen Inc.	(1)	530,515	4,689,753
Immunomedics Inc.	(1) (2)	798,047	2,426,063
Incyte Corp.	(1) (2)	941,803	9,408,612
InterMune Inc.	(1) (2)	506,324	6,713,856
Invitrogen Corp.	(1) (2)	186,510	12,520,416
Keryx Biopharmaceuticals Inc.	(1)	385,647	4,461,936
Lexicon Genetics Inc.	(1)	372,597	2,889,490
LifeCell Corp.	(1)	191,570	1,957,845
Martek Biosciences Corp.	(1) (2)	227,143	11,629,722
Maxim Pharmaceuticals Inc.	(1) (2)	219,640	663,313
MedImmune Inc.	(1)	827,734	22,439,869
Millennium Pharmaceuticals Inc.	(1)	1,006,941	12,204,125
Myogen Inc.	(1) (2)	145,260	1,172,248
Myriad Genetics Inc.	(1) (2)	443,402	9,980,979
Nektar Therapeutics	(1) (2)	926,206	18,746,409
Neurochem Inc.	(1) (2)	341,312	5,983,199
Novavax Inc.	(1) (2)	517,573	1,682,112
Orchid Biosciences Inc.	(1)	212,151	2,439,737
Praecis Pharmaceuticals Inc.	(1)	929,440	1,765,936
Protein Design Labs Inc.	(1) (2)	792,016	16,363,051
Qiagen NV	(1) (2)	874,063	9,570,990
Regeneron Pharmaceuticals Inc.	(1) (2)	749,940	6,906,947
Seattle Genetics Inc.	(1)	239,325	1,562,792

Serologicals Corp.	(1) (2)	141,818	3,137,014
SuperGen Inc.	(1) (2)	321,828	2,268,887
Telik Inc.	(1)	542,446	10,382,416
Third Wave Technologies Inc.	(1) (2)	271,528	2,335,141
Transkaryotic Therapies Inc.	(1) (2)	531,677	13,499,279
Vertex Pharmaceuticals Inc.	(1) (2)	792,331	8,374,939
XOMA Ltd.	(1) (2)	1,558,536	4,036,608

			752,754,003

COMMERCIAL SERVICES—1.08%
Albany Molecular Research Inc.	(1) (2)	393,795	4,386,876
PAREXEL International Corp.	(1)	392,591	7,969,597
SFBC International Inc.	(1) (2)	93,946	3,710,867

			16,067,340

HEALTH CARE-PRODUCTS—2.53%
Biosite Inc.	(1) (2)	104,241	6,414,991
Bioveris Corp.	(1)	36,180	264,476
EPIX Pharmaceuticals Inc.	(1) (2)	152,321	2,728,069
Gen-Probe Inc.	(1)	316,944	14,329,038
IDEXX Laboratories Inc.	(1)	74,862	4,086,717
Luminex Corp.	(1)	470,686	4,179,692
TECHNE Corp.	(1)	147,058	5,720,556

			37,723,539

PHARMACEUTICALS—46.00%
aaiPharma Inc.	(1) (2)	484,432	1,574,403
Abgenix Inc.	(1)	817,487	8,452,816
Able Laboratories Inc.	(1)	92,172	2,096,913
Accelrys Inc.	(1) (2)	408,170	3,183,726
Adolor Corp.	(1) (2)	384,688	3,816,105
Alkermes Inc.	(1) (2)	902,009	12,709,307
American Pharmaceutical Partners Inc.	(1) (2)	377,206	14,111,277
Amylin Pharmaceuticals Inc.	(1) (2)	494,255	11,545,797
Angiotech Pharmaceuticals Inc.	(1)	406,650	7,502,693
Antigenics Inc.	(1) (2)	574,559	5,814,537
Array BioPharma Inc.	(1)	86,614	824,565
AtheroGenics Inc.	(1) (2)	488,813	11,516,434
Axcan Pharma Inc.	(1) (2)	782,616	15,127,967
Bioenvision Inc.	(1) (2)	432,380	3,874,125
BioMarin Pharmaceutical Inc.	(1) (2)	1,077,966	6,888,203
Bone Care International Inc.	(1) (2)	106,193	2,957,475
Cell Therapeutics Inc.	(1) (2)	641,824	5,224,447
Cephalon Inc.	(1) (2)	272,085	13,843,685
Connetics Corp.	(1) (2)	366,995	8,914,309
Corixa Corp.	(1) (2)	818,858	2,980,643
Cubist Pharmaceuticals Inc.	(1) (2)	656,807	7,770,027
CV Therapeutics Inc.	(1) (2)	424,626	9,766,398
Cypress Bioscience Inc.	(1)	276,434	3,886,662
Dendreon Corp.	(1) (2)	526,132	5,671,703
Depomed Inc.	(1) (2)	486,617	2,627,732
Discovery Laboratories Inc.	(1)	308,244	2,444,375
DOV Pharmaceutical Inc.	(1) (2)	140,660	2,538,913
Dyax Corp.	(1) (2)	341,355	2,464,583
Endo Pharmaceuticals Holdings Inc.	(1) (2)	675,563	14,200,334
Eon Labs Inc.	(1) (2)	499,463	13,485,501
Eyetech Pharmaceuticals Inc.	(1) (2)	216,106	9,832,823
First Horizon Pharmaceutical Corp.	(1) (2)	410,967	9,407,035
Flamel Technologies SA ADR	(1) (2)	232,199	4,525,559
Genta Inc.	(1) (2)	1,175,402	2,068,708
Gilead Sciences Inc.	(1)	1,354,792	47,404,172
Guilford Pharmaceuticals Inc.	(1) (2)	282,300	1,397,385
Hollis-Eden Pharmaceuticals Inc.	(1) (2)	176,265	1,660,416
ImClone Systems Inc.	(1) (2)	357,129	16,456,504

Impax Laboratories Inc.	(1) (2)	822,855	13,066,937
Indevus Pharmaceuticals Inc.	(1) (2)	423,380	2,523,345
Inspire Pharmaceuticals Inc.	(1)	461,682	7,742,407
Introgen Therapeutics Inc.	(1) (2)	222,627	1,883,424
Isis Pharmaceuticals Inc.	(1) (2)	861,319	5,081,782
Kos Pharmaceuticals Inc.	(1) (2)	270,469	10,180,453
Ligand Pharmaceuticals Inc. Class B	(1) (2)	826,446	9,619,831
Medarex Inc.	(1) (2)	1,237,989	13,345,521
Medicines Co. (The)	(1) (2)	387,595	11,162,736
MGI Pharma Inc.	(1) (2)	625,985	17,533,840
Nabi Biopharmaceuticals	(1) (2)	663,864	9,725,608
NeoPharm Inc.	(1) (2)	358,264	4,481,883
Neurocrine Biosciences Inc.	(1) (2)	227,343	11,208,010
NitroMed Inc.	(1) (2)	228,736	6,095,814
Northfield Laboratories Inc.	(1) (2)	100,988	2,277,279
Noven Pharmaceuticals Inc.	(1)	122,035	2,081,917
NPS Pharmaceuticals Inc.	(1) (2)	408,348	7,464,601
Nuvelo Inc.	(1)	249,120	2,453,832
Onyx Pharmaceuticals Inc.	(1) (2)	492,082	15,938,536
OSI Pharmaceuticals Inc.	(1) (2)	391,143	29,277,054
Pain Therapeutics Inc.	(1) (2)	204,324	1,473,176
Penwest Pharmaceuticals Co.	(1) (2)	59,761	714,742
Perrigo Co.		727,405	12,562,284
Pharmacopeia Drug Discovery	(1)	197,288	1,181,755
Pharmacyclics Inc.	(1) (2)	187,965	1,967,994
Pharmion Corp.	(1) (2)	282,037	11,904,782
POZEN Inc.	(1)	218,572	1,589,018
Priority Healthcare Corp. Class B	(1) (2)	488,431	10,633,143
QLT Inc.	(1)	556,963	8,955,965
Rigel Pharmaceuticals Inc.	(1)	162,394	3,965,662
Salix Pharmaceuticals Ltd.	(1) (2)	464,948	8,178,435
Santarus Inc.	(1)	386,577	3,502,388
SciClone Pharmaceuticals Inc.	(1) (2)	1,103,649	4,083,501
Sepracor Inc.	(1) (2)	397,526	23,601,119
Shire Pharmaceuticals Group PLC ADR		360,482	11,517,400
Tanox Inc.	(1) (2)	689,600	10,481,920
Taro Pharmaceutical Industries Ltd.	(1) (2)	155,299	5,284,825
Teva Pharmaceutical Industries Ltd. ADR	(2)	1,447,112	43,210,764
Trimeris Inc.	(1) (2)	285,094	4,039,782
United Therapeutics Inc.	(1) (2)	326,563	14,744,320
Vicuron Pharmaceuticals Inc.	(1)	425,997	7,416,608
VIVUS Inc.	(1) (2)	354,813	1,578,918
Zymogenetics Inc.	(1)	455,221	10,470,083

			686,771,651

TOTAL COMMON STOCKS (Cost: $1,571,174,463)			1,493,316,533

Security		Shares or Principal	Value

SHORT-TERM INVESTMENTS—35.06%

COMMERCIAL PAPER—8.87%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$1,470,110	1,469,830
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	735,055	735,009
2.33%, 01/10/05	(3)	1,470,110	1,469,444
Barton Capital Corp.
2.27%, 01/04/05	(3)	3,009,314	3,009,125
2.27%, 01/10/05	(3)	3,269,406	3,267,963

2.30%, 01/21/05	(3)	1,188,554	1,187,187
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	3,601,827	3,601,377
2.29%, 01/07/05	(3)	2,940,219	2,939,471
Cantabric Finance LLC
2.27%, 01/03/05	(3)	1,528,914	1,528,914
2.28%, 01/03/05	(3)	1,705,327	1,705,327
2.38%, 01/20/05	(3)	2,940,219	2,936,915
Chariot Funding LLC
2.31%, 01/11/05	(3)	2,240,829	2,239,679
Corporate Asset Funding
2.21%, 02/07/05	(3)	2,205,164	2,200,437
2.26%, 02/03/05	(3)	2,940,219	2,934,497
CRC Funding LLC
2.21%, 02/07/05	(3)	735,055	733,479
Den Danske Bank NY
2.25%, 01/03/05	(3)	735,055	735,055
DEPFA Bank PLC
2.28%, 05/03/05	(3)	1,470,110	1,458,961
Edison Asset Securitization
2.26%, 05/04/05	(3)	3,675,274	3,647,356
Fairway Finance Corp.
2.55%, 01/03/05	(3)	2,835,106	2,835,106
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	588,044	587,673
2.30%, 02/02/05	(3)	2,940,219	2,934,584
2.31%, 01/11/05	(3)	2,975,884	2,974,356
2.33%, 01/12/05	(3)	1,370,524	1,369,726
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	1,470,110	1,469,279
2.28%, 04/27/05	(3)	2,205,164	2,189,243
Fortis Funding LLC
2.35%, 05/09/05	(3)	4,116,307	4,082,450
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	1,470,110	1,469,449
General Electric Capital Corp.
2.24%, 02/02/05	(3)	8,820,658	8,804,192
2.26%, 01/05/05	(3)	2,940,219	2,939,850
2.29%, 01/24/05	(3)	735,055	734,073
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	1,029,077	1,027,974
2.38%, 01/19/05	(3)	1,176,088	1,174,844
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	1,632,498	1,628,907
2.30%, 02/02/05	(3)	735,055	733,646
2.33%, 02/03/05	(3)	735,055	733,580
Grampian Funding LLC
2.27%, 02/01/05	(3)	2,205,164	2,201,132
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	1,224,660	1,224,113
2.30%, 02/01/05	(3)	1,470,110	1,467,386
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	2,474,136	2,472,694
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	1,707,562	1,706,795
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	1,002,968	1,002,715
2.32%, 01/10/05	(3)	1,512,037	1,511,355
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	1,911,142	1,907,694
Nationwide Building Society
2.21%, 02/10/05	(3)	2,940,219	2,933,360
New Center Asset Trust
2.25%, 02/02/05	(3)	2,763,806	2,758,624

Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	1,475,931	1,474,416
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	1,470,110	1,468,607
2.30%, 02/02/05	(3)	1,470,110	1,467,292
2.34%, 01/20/05	(3)	2,205,164	2,202,728
Scaldis Capital LLC
2.28%, 01/07/05	(3)	2,646,197	2,645,527
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	1,767,777	1,767,665
2.28%, 02/02/05	(3)	1,874,272	1,870,712
Sydney Capital Corp.
2.25%, 01/18/05	(3)	1,470,110	1,468,731
2.29%, 01/06/05	(3)	2,161,649	2,161,237
Tulip Funding Corp.
2.25%, 01/14/05	(3)	1,470,110	1,469,099
2.35%, 01/13/05	(3)	4,283,488	4,280,692
2.36%, 01/24/05	(3)	2,940,219	2,936,171
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	5,880,438	5,880,058
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	1,470,110	1,469,925
2.30%, 01/07/05	(3)	1,470,110	1,469,734
2.32%, 01/14/05	(3)	1,470,110	1,469,067
Yorktown Capital LLC
2.32%, 01/10/05	(3)	1,470,110	1,469,446
2.34%, 01/13/05	(3)	735,055	734,577

			132,380,510

FLOATING RATE NOTES—12.61%
American Express Credit Corp.
2.43%, 10/26/05	(3)	5,880,438	5,882,828
Bank of Nova Scotia
2.34%, 09/26/05	(3)	735,055	734,818
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	1,764,132	1,764,015
2.32%, 09/23/05	(3) (4)	2,646,197	2,645,435
2.32%, 09/27/05	(3) (4)	2,352,175	2,351,487
2.44%, 03/15/05	(3) (4)	1,470,110	1,470,346
2.47%, 10/27/05	(3) (4)	2,793,208	2,795,713
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	4,410,329	4,409,331
2.34%, 12/14/05	(3)	2,646,197	2,645,384
2.36%, 10/31/05	(3)	2,940,219	2,939,591
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	5,204,188	5,204,188
CC USA Inc.
2.06%, 07/29/05	(3) (4)	2,940,219	2,939,718
2.27%, 05/04/05	(3) (4)	2,940,219	2,940,024
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	735,055	735,055
Den Danske Bank NY
2.32%, 08/12/05	(3)	2,940,219	2,939,685
2.33%, 10/17/05	(3)	2,940,219	2,939,529
2.35%, 08/26/05	(3)	2,940,219	2,939,651
DEPFA Bank PLC
2.47%, 09/15/05	(3)	2,940,219	2,940,219
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	2,440,382	2,439,966
Fairway Finance LLC
2.35%, 03/14/05	(3)	2,940,219	2,940,219
2.37%, 01/20/05	(3)	1,470,110	1,470,110

Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	5,880,438	5,880,438
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	2,352,175	2,352,101
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	1,686,361	1,686,361
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	2,940,219	2,940,219
K2 USA LLC
2.05%, 07/25/05	(3) (4)	1,470,110	1,469,946
2.33%, 06/10/05	(3) (4)	2,940,219	2,940,063
2.33%, 09/12/05	(3) (4)	2,940,219	2,939,815
2.39%, 10/20/05	(3) (4)	2,940,219	2,940,299
Links Finance LLC
2.12%, 04/25/05	(3)	2,940,219	2,940,814
2.35%, 04/15/05	(3) (4)	2,940,219	2,940,055
2.36%, 11/16/05	(3) (4)	1,470,110	1,469,854
National City Bank (Ohio)
2.29%, 08/09/05	(3)	2,940,219	2,939,692
2.35%, 06/23/05	(3)	2,940,219	2,939,806
2.36%, 06/10/05	(3)	1,470,110	1,470,310
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	2,940,219	2,940,219
2.58%, 01/27/06	(3) (4)	4,998,373	4,998,937
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	2,940,219	2,939,638
Northern Rock PLC
2.02%, 01/13/05	(3)	2,793,208	2,793,208
2.39%, 10/25/05	(3)	5,880,438	5,880,438
Permanent Financing PLC
2.32%, 03/10/05	(3)	2,940,219	2,940,219
2.34%, 09/12/05	(3)	3,675,274	3,675,274
2.35%, 06/10/05	(3)	1,323,099	1,323,099
Sedna Finance Inc.
2.37%, 01/10/06	(3)	588,044	587,893
Sigma Finance Inc.
2.01%, 01/09/06	(3)	2,940,219	2,939,577
2.28%, 12/06/05	(3) (4)	2,940,219	2,939,361
2.34%, 10/07/05	(3) (4)	1,029,077	1,028,835
2.39%, 08/17/05	(3)	1,470,110	1,470,190
2.39%, 09/15/05	(3)	3,675,274	3,675,510
2.47%, 11/28/05	(3) (4)	2,940,219	2,942,608
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	2,440,382	2,440,337
2.30%, 04/07/05	(3) (4)	1,079,060	1,079,033
2.33%, 02/25/05	(3) (4)	1,646,523	1,646,475
2.36%, 01/18/05	(3) (4)	1,293,696	1,293,691
2.37%, 09/15/05	(3) (4)	2,587,393	2,587,108
2.39%, 07/25/05	(3) (4)	2,940,219	2,940,055
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	4,410,329	4,410,329
2.40%, 01/25/05	(3)	4,410,329	4,410,329
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	1,911,142	1,910,856
2.36%, 07/15/05	(3) (4)	2,205,164	2,204,927
2.36%, 09/15/05	(3)	2,205,164	2,204,855
2.36%, 10/14/05	(3) (4)	1,470,110	1,469,996
2.38%, 01/17/06	(3) (4)	1,029,077	1,029,065
2.45%, 06/15/05	(3) (4)	1,470,110	1,469,959
White Pine Finance LLC
2.02%, 07/11/05	(3)	735,055	735,012
2.24%, 11/01/05	(3) (4)	1,499,512	1,499,113
2.27%, 07/05/05	(3)	1,470,110	1,469,948
2.29%, 05/20/05	(3)	1,323,099	1,323,049
2.35%, 04/15/05	(3) (4)	2,205,164	2,205,041

2.37%, 06/15/05	(3	) (4)	1,205,490	1,205,490
2.37%, 01/13/06	(3	) (4)	2,940,219	2,939,894
2.38%, 03/29/05	(3)		1,264,294	1,264,228
2.38%, 06/28/05	(3)		1,969,947	1,969,750
2.38%, 08/26/05	(3	) (4)	1,470,110	1,469,920
Winston Funding Ltd.
2.16%, 01/23/05	(3	) (4)	2,099,317	2,099,317

				188,269,868

MEDIUM-TERM NOTES—0.62%
CC USA Inc.
1.29%, 04/15/05	(3	) (4)	2,940,219	2,940,137
1.51%, 02/15/05	(3	) (4)	1,911,142	1,911,492
Dorada Finance Inc.
1.48%, 01/18/05	(3	) (4)	2,205,164	2,205,160
K2 USA LLC
1.46%, 01/12/05	(3	) (4)	1,470,110	1,470,106
WhistleJacket Capital LLC
1.32%, 02/04/05	(3	) (4)	735,055	735,042

				9,261,937

MONEY MARKET FUNDS—4.87%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3	) (5)	11,760,877	11,760,877
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3	) (5)	29,934,524	29,934,524
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3	) (5)	29,402,192	29,402,192
BlackRock Temp Cash Money Market Fund	(3)		548,328	548,328
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)		1,109,419	1,109,419

				72,755,340

REPURCHASE AGREEMENTS—2.96%
Goldman Sachs & Co.
2.29%, 01/03/05	(3	) (6)	$29,402,192	29,402,192
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3	) (6)	14,701,096	14,701,096

				44,103,288

TIME DEPOSITS—4.41%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)		2,940,219	2,940,219
1.33%, 02/10/05	(3)		1,470,110	1,470,087
1.39%, 02/02/05	(3)		1,470,110	1,470,091
1.39%, 04/08/05	(3)		2,058,153	2,058,073
2.63%, 01/04/05	(3)		2,940,219	2,940,219
Bank of America N.A.
1.50%, 01/03/05	(3)		3,008,688	3,008,688
Credit Suisse First Boston
2.34%, 01/14/05	(3)		4,410,329	4,410,329
Fifth Third Bancorp
2.18%, 01/03/05	(3)		2,940,219	2,940,219
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)		1,881,740	1,881,695
Natexis Banques
2.32%, 02/02/05	(3)		735,055	735,061
National City Bank (Ohio)
1.25%, 01/06/05	(3)		2,940,219	2,940,220
Norddeutsche Landesbank
2.11%, 06/07/05	(3)		2,940,219	2,939,971

Toronto-Dominion Bank
1.22%, 03/23/05	(3)	5,145,384	5,145,188
1.34%, 02/10/05	(3)	1,176,088	1,176,069
1.77%, 05/10/05	(3)	1,470,110	1,470,059
1.90%, 05/11/05	(3)	1,470,110	1,470,058
2.25%, 01/31/05	(3)	1,470,110	1,470,110
2.30%, 05/12/05	(3)	735,055	734,871
2.66%, 11/09/05	(3)	2,940,219	2,939,849
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	2,940,219	2,940,221
2.67%, 11/09/05	(3)	1,176,088	1,175,989
Washington Mutual Bank
2.27%, 02/02/05	(3)	1,176,088	1,176,088
2.35%, 02/02/05	(3)	4,704,351	4,704,312
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	11,760,877	11,760,877

			65,898,563

U.S. GOVERNMENT AGENCY NOTES—0.72%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	2,058,153	2,059,996
1.80%, 01/18/05	(3)	1,367,202	1,366,177
1.80%, 01/19/05	(3)	1,470,110	1,468,934
2.06%, 05/31/05	(3)	1,465,787	1,453,374
Federal National Mortgage Association
2.33%, 07/22/05	(3)	4,410,329	4,353,362

			10,701,843

TOTAL SHORT-TERM INVESTMENTS (Cost: $523,371,349)			523,371,349

TOTAL INVESTMENTS IN SECURITIES —135.09% (Cost: $2,094,545,812)	(7)		2,016,687,882
Other Assets, Less Liabilities —(35.09%)			(523,829,969)

NET ASSETS —100.00%			$1,492,857,913

ADR - American Depositary Receipts

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $2,128,337,843. Net unrealized depreciation aggregated $111,649,961, of which $38,533,374 represented gross unrealized appreciation on securities and $150,183,335 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2004

Security		Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.25%
Getty Images Inc.	(1) (2)	6,737	$463,842
Harte-Hanks Inc.		9,265	240,705
Interpublic Group of Companies Inc.	(1)	65,328	875,395
Lamar Advertising Co.	(1)	12,951	554,044
Omnicom Group Inc.		29,428	2,481,369
West Corp.	(1)	2,885	95,522

			4,710,877

AEROSPACE & DEFENSE—1.65%
Alliant Techsystems Inc.	(1) (2)	5,693	372,208
Boeing Co. (The)		131,240	6,794,295
General Dynamics Corp.		30,870	3,229,002
Goodrich (B.F.) Co.		18,157	592,644
L-3 Communications Holdings Inc.	(2)	15,989	1,171,034
Lockheed Martin Corp.		58,124	3,228,788
Northrop Grumman Corp.		55,999	3,044,106
Raytheon Co.		69,935	2,715,576
Rockwell Collins Inc.		27,732	1,093,750
United Defense Industries Inc.	(1)	7,293	344,594
United Technologies Corp.		79,991	8,267,070

			30,853,067

AGRICULTURE—1.34%
Altria Group Inc.		318,975	19,489,372
Loews Corp. - Carolina Group		9,060	262,287
Monsanto Co.		41,316	2,295,104
Reynolds American Inc.	(2)	23,236	1,826,350
UST Inc.		25,685	1,235,705

			25,108,818

AIRLINES—0.14%
AMR Corp.	(1) (2)	25,354	277,626
JetBlue Airways Corp.	(1) (2)	14,191	329,515
Southwest Airlines Co.		122,403	1,992,721

			2,599,862

APPAREL—0.38%
Coach Inc.	(1)	29,345	1,655,058
Columbia Sportswear Co.	(1) (2)	2,459	146,581
Jones Apparel Group Inc.		19,435	710,738
Liz Claiborne Inc.		17,350	732,343
Nike Inc. Class B		25,437	2,306,882
Polo Ralph Lauren Corp.	(2)	6,774	288,572
Reebok International Ltd.	(2)	8,065	354,860
Timberland Co. Class A	(1)	3,230	202,424
VF Corp.		13,152	728,358

			7,125,816

AUTO MANUFACTURERS—0.53%
Ford Motor Co.		273,998	4,011,331

General Motors Corp.		72,076	2,887,365
Navistar International Corp.	(1)	9,620	423,088
Oshkosh Truck Corp.		5,535	378,483
PACCAR Inc.		27,358	2,201,772

			9,902,039

AUTO PARTS & EQUIPMENT—0.27%
American Axle & Manufacturing Holdings Inc.		6,030	184,880
Autoliv Inc.		14,609	705,615
BorgWarner Inc.	(2)	8,784	475,829
Dana Corp.		23,431	406,059
Delphi Corp.		73,674	664,539
Johnson Controls Inc.		29,631	1,879,791
Lear Corp.	(2)	10,760	656,468
TRW Automotive Holdings Corp.	(1)	3,864	79,985

			5,053,166

BANKS—6.83%
AmSouth Bancorp		55,041	1,425,562
Associated Bancorp		19,949	662,506
Assurant Inc.	(2)	12,461	380,684
Bank of America Corp.		634,251	29,803,455
Bank of Hawaii Corp.		8,243	418,250
Bank of New York Co. Inc. (The)		121,087	4,046,728
Banknorth Group Inc.	(2)	26,969	987,065
BB&T Corp.		86,043	3,618,108
BOK Financial Corp.	(1) (2)	2,809	136,967
City National Corp.		6,277	443,470
Colonial BancGroup Inc. (The)		20,744	440,395
Comerica Inc.		26,820	1,636,556
Commerce Bancorp Inc.	(2)	10,863	699,577
Commerce Bancshares Inc.	(2)	9,523	478,055
Compass Bancshares Inc.		18,901	919,912
Cullen/Frost Bankers Inc.		8,139	395,555
Fifth Third Bancorp		79,515	3,759,469
First Horizon National Corp.	(2)	19,463	839,050
First Marblehead Corp. (The)	(1)	2,647	148,894
FirstMerit Corp.	(2)	13,366	380,797
Fremont General Corp.	(2)	9,888	248,980
Fulton Financial Corp.	(2)	18,817	438,624
Genworth Financial Inc. Class A	(2)	22,262	601,074
Hibernia Corp. Class A	(2)	23,912	705,643
Hudson United Bancorp		7,049	277,590
Huntington Bancshares Inc.	(2)	35,428	877,906
International Bancshares Corp.		5,621	221,355
Investors Financial Services Corp.	(2)	10,340	516,793
KeyCorp		63,906	2,166,413
M&T Bank Corp.	(2)	11,680	1,259,571
Marshall & Ilsley Corp.		34,381	1,519,640
Mellon Financial Corp.		65,763	2,045,887
Mercantile Bankshares Corp.	(2)	12,164	634,961
National City Corp.		92,161	3,460,646
NewAlliance Bancshares Inc.		14,216	217,505
North Fork Bancorp Inc.		66,873	1,929,286
Northern Trust Corp.		30,384	1,476,055
PNC Financial Services Group		43,957	2,524,890
Popular Inc.		41,143	1,186,153
Regions Financial Corp.		71,789	2,554,971
Sky Financial Group Inc.		15,856	454,592
South Financial Group Inc. (The)		10,977	357,082
State Street Corp.		52,314	2,569,664
SunTrust Banks Inc.		51,077	3,773,569
Synovus Financial Corp.		47,519	1,358,093
TCF Financial Corp.	(2)	21,888	703,480

U.S. Bancorp		294,972	9,238,523
UCBH Holdings Inc.	(2)	6,881	315,287
UnionBanCal Corp.		8,683	559,880
Valley National Bancorp	(2)	15,620	431,893
W Holding Co. Inc.	(2)	11,070	253,947
Wachovia Corp.		250,126	13,156,628
Wells Fargo & Co.		262,473	16,312,697
Whitney Holding Corp.		6,267	281,952
Wilmington Trust Corp.	(2)	10,363	374,622
Zions Bancorporation		14,014	953,372

			127,580,279

BEVERAGES—1.97%
Anheuser-Busch Companies Inc.		125,188	6,350,787
Brown-Forman Corp. Class B		8,648	420,985
Coca-Cola Co. (The)		328,052	13,656,805
Coca-Cola Enterprises Inc.		36,717	765,549
Constellation Brands Inc.	(1) (2)	14,380	668,814
Coors (Adolph) Co. Class B	(2)	4,074	308,280
Pepsi Bottling Group Inc.		23,512	635,764
PepsiAmericas Inc.		11,262	239,205
PepsiCo Inc.		265,488	13,858,474

			36,904,663

BIOTECHNOLOGY—1.50%
Affymetrix Inc.	(1) (2)	9,525	348,139
Amgen Inc.	(1)	201,517	12,927,316
Biogen Idec Inc.	(1)	52,698	3,510,214
Celgene Corp.	(1)	25,673	681,105
Charles River Laboratories International Inc.	(1) (2)	9,307	428,215
Chiron Corp.	(1)	17,043	568,043
Genentech Inc.	(1)	69,074	3,760,389
Genzyme Corp.	(1)	37,933	2,202,769
ICOS Corp.	(1) (2)	8,359	236,393
Invitrogen Corp.	(1)	8,019	538,315
Martek Biosciences Corp.	(1) (2)	4,040	206,848
MedImmune Inc.	(1)	38,438	1,042,054
Millennium Pharmaceuticals Inc.	(1) (2)	47,561	576,439
Millipore Corp.	(1)	7,799	388,468
Nektar Therapeutics	(1) (2)	13,343	270,062
Protein Design Labs Inc.	(1) (2)	14,940	308,660

			27,993,429

BUILDING MATERIALS—0.29%
American Standard Companies Inc.	(1)	29,053	1,200,470
Florida Rock Industries Inc.	(2)	4,797	285,565
Lafarge North America Inc.		5,150	264,298
Martin Marietta Materials Inc.		7,417	397,996
Masco Corp.		68,232	2,492,515
Vulcan Materials Co.		15,883	867,371

			5,508,215

CHEMICALS—1.57%
Air Products & Chemicals Inc.	(2)	35,218	2,041,587
Ashland Inc.		11,015	643,056
Cabot Corp.		9,749	377,091
Dow Chemical Co. (The)		145,717	7,214,449
Du Pont (E.I.) de Nemours and Co.		155,686	7,636,398
Eastman Chemical Co.	(2)	11,930	688,719
Ecolab Inc.		28,455	999,624
Engelhard Corp.	(2)	19,384	594,507
International Flavors & Fragrances Inc.		13,110	561,632
Lubrizol Corp.		10,260	378,184
Lyondell Chemical Co.	(2)	30,597	884,865

PPG Industries Inc.		26,575	1,811,352
Praxair Inc.		50,614	2,234,608
Rohm & Haas Co.	(2)	24,733	1,093,941
RPM International Inc.	(2)	18,316	360,093
Sherwin-Williams Co. (The)		18,402	821,281
Sigma-Aldrich Corp.		10,688	646,196
Valspar Corp. (The)		8,041	402,130

			29,389,713

COAL—0.11%
Arch Coal Inc.		9,716	345,307
CONSOL Energy Inc.		13,819	567,270
Massey Energy Co.	(2)	11,850	414,157
Peabody Energy Corp.	(2)	10,018	810,556

			2,137,290

COMMERCIAL SERVICES—1.22%
ADESA Inc.		14,463	306,905
Alliance Data Systems Corp.	(1) (2)	7,019	333,262
Apollo Group Inc. Class A	(1)	23,745	1,916,459
ARAMARK Corp. Class B	(2)	16,026	424,849
BearingPoint Inc.	(1)	24,099	193,515
Block (H & R) Inc.		25,794	1,263,906
Career Education Corp.	(1)	15,952	638,080
Cendant Corp.		158,859	3,714,123
ChoicePoint Inc.	(1)	13,753	632,500
Convergys Corp.	(1)	22,805	341,847
Corinthian Colleges Inc.	(1) (2)	14,024	264,282
Corporate Executive Board Co. (The)	(2)	6,164	412,618
Deluxe Corp.		7,640	285,201
DeVry Inc.	(1) (2)	9,198	159,677
Donnelley (R.R.) & Sons Co.		33,770	1,191,743
Education Management Corp.	(1)	11,561	381,629
Equifax Inc.		20,006	562,169
Hewitt Associates Inc. Class A	(1)	6,409	205,152
Iron Mountain Inc.	(1) (2)	17,043	519,641
ITT Educational Services Inc.	(1) (2)	7,267	345,546
Laureate Education Inc.	(1)	6,085	268,288
Manpower Inc.		13,973	674,896
McKesson Corp.		45,188	1,421,614
MoneyGram International Inc.	(2)	13,959	295,093
Moody’s Corp.		19,549	1,697,831
Paychex Inc.		51,172	1,743,942
Pharmaceutical Product Development Inc.	(1)	7,542	311,409
Rent-A-Center Inc.	(1)	10,205	270,432
Robert Half International Inc.		22,735	669,091
Service Corp. International	(1) (2)	52,559	391,565
ServiceMaster Co. (The)	(2)	45,009	620,674
Viad Corp.		3,489	99,402
Weight Watchers International Inc.	(1) (2)	6,556	269,255

			22,826,596

COMPUTERS—4.36%
Affiliated Computer Services Inc. Class A	(1) (2)	19,001	1,143,670
Apple Computer Inc.	(1)	62,613	4,032,277
Cadence Design Systems Inc.	(1) (2)	42,397	585,503
Ceridian Corp.	(1)	23,410	427,935
Cognizant Technology Solutions Corp.	(1)	19,994	846,346
Computer Sciences Corp.	(1)	29,037	1,636,816
Dell Inc.	(1)	393,759	16,593,004
Diebold Inc.	(2)	11,149	621,334
DST Systems Inc.	(1) (2)	11,519	600,370
Electronic Data Systems Corp.		78,832	1,821,019
EMC Corp.	(1)	376,766	5,602,510

Henry (Jack) & Associates Inc.		10,881	216,641
Hewlett-Packard Co.		474,566	9,951,649
International Business Machines Corp.		262,146	25,842,353
Lexmark International Inc.	(1)	20,120	1,710,200
Maxtor Corp.	(1)	39,701	210,415
National Instruments Corp.	(2)	8,498	231,571
NCR Corp.	(1) (2)	14,755	1,021,489
Network Appliance Inc.	(1)	48,151	1,599,576
Reynolds & Reynolds Co. (The) Class A	(2)	10,124	268,387
SanDisk Corp.	(1) (2)	24,811	619,531
Storage Technology Corp.	(1)	16,368	517,392
Sun Microsystems Inc.	(1)	517,998	2,786,829
SunGard Data Systems Inc.	(1)	45,188	1,280,176
Synopsys Inc.	(1)	24,475	480,199
Unisys Corp.	(1)	52,284	532,251
Western Digital Corp.	(1)	31,842	345,167

			81,524,610

COSMETICS & PERSONAL CARE—2.28%
Alberto-Culver Co.		11,070	537,670
Avon Products Inc.		73,167	2,831,563
Colgate-Palmolive Co.		82,858	4,239,015
Estee Lauder Companies Inc. Class A		16,796	768,753
Gillette Co. (The)		156,194	6,994,367
Kimberly-Clark Corp.		78,052	5,136,602
Procter & Gamble Co.		399,829	22,022,581

			42,530,551

DISTRIBUTION & WHOLESALE—0.24%
CDW Corp.	(2)	10,001	663,566
Fastenal Co.	(2)	9,532	586,790
Genuine Parts Co.		27,304	1,203,014
Grainger (W.W.) Inc.		12,041	802,171
Hughes Supply Inc.	(2)	10,453	338,155
Ingram Micro Inc. Class A	(1)	18,842	391,914
Tech Data Corp.	(1)	9,098	413,049

			4,398,659

DIVERSIFIED FINANCIAL SERVICES—8.01%
American Express Co.		175,476	9,891,582
AmeriCredit Corp.	(1) (2)	24,172	591,005
Ameritrade Holding Corp.	(1)	36,882	524,462
Bear Stearns Companies Inc. (The)		16,249	1,662,435
BlackRock Inc.	(2)	2,774	214,319
Capital One Financial Corp.		37,327	3,143,307
CapitalSource Inc.	(1) (2)	10,179	261,295
Chicago Mercantile Exchange Holdings Inc.	(2)	5,135	1,174,374
CIT Group Inc.		32,766	1,501,338
Citigroup Inc.		804,423	38,757,100
Countrywide Financial Corp.		87,034	3,221,128
Doral Financial Corp.		13,363	658,128
E*TRADE Financial Corp.	(1)	56,747	848,368
Eaton Vance Corp.	(2)	10,456	545,280
Edwards (A.G.) Inc.		12,571	543,193
Federal Home Loan Mortgage Corp.		107,156	7,897,397
Federal National Mortgage Association		150,710	10,732,059
Federated Investors Inc. Class B		12,874	391,370
Franklin Resources Inc.		24,738	1,723,002
Friedman, Billings, Ramsey Group Inc. Class A	(2)	21,487	416,633
Goldman Sachs Group Inc. (The)		50,939	5,299,694
IndyMac Bancorp Inc.	(2)	9,538	328,584
Instinet Group Inc.	(1)	20,002	120,612
Janus Capital Group Inc.		37,632	632,594
Jefferies Group Inc.	(2)	7,933	319,541

JP Morgan Chase & Co.		554,238	21,620,824
Legg Mason Inc.	(2)	16,346	1,197,508
Lehman Brothers Holdings Inc.		43,126	3,772,662
MBNA Corp.		176,848	4,985,345
Merrill Lynch & Co. Inc.		149,114	8,912,544
Morgan Stanley		171,068	9,497,695
Nuveen Investments Inc. Class A		2,988	117,936
Providian Financial Corp.	(1)	45,288	745,893
Raymond James Financial Inc.	(2)	9,369	290,252
Schwab (Charles) Corp. (The)		154,315	1,845,607
SLM Corp.	(2)	68,089	3,635,272
Student Loan Corp.		670	123,280
T. Rowe Price Group Inc.		17,031	1,059,328
Waddell & Reed Financial Inc. Class A		13,122	313,485
Westcorp Inc.		3,618	166,175
WFS Financial Inc.		1,119	56,823

			149,739,429

ELECTRIC—3.00%
AES Corp. (The)	(1)	98,552	1,347,206
Allegheny Energy Inc.	(1) (2)	21,708	427,865
ALLETE Inc.		4,499	165,338
Alliant Energy Corp.	(2)	17,334	495,752
Ameren Corp.		30,174	1,512,924
American Electric Power Co. Inc.		61,305	2,105,214
CenterPoint Energy Inc.	(2)	43,021	486,137
Cinergy Corp.		27,817	1,158,022
Consolidated Edison Inc.		37,306	1,632,137
Constellation Energy Group Inc.		26,344	1,151,496
Dominion Resources Inc.		50,649	3,430,963
DPL Inc.	(2)	19,998	502,150
DTE Energy Co.	(2)	26,951	1,162,397
Duke Energy Corp.		141,921	3,594,859
Edison International		50,439	1,615,561
Energy East Corp.		23,068	615,454
Entergy Corp.		35,693	2,412,490
Exelon Corp.		102,921	4,535,728
FirstEnergy Corp.		51,415	2,031,407
FPL Group Inc.	(2)	28,637	2,140,616
Great Plains Energy Inc.	(2)	11,537	349,340
Hawaiian Electric Industries Inc.	(2)	12,385	361,023
MDU Resources Group Inc.	(2)	18,416	491,339
NiSource Inc.		40,666	926,371
Northeast Utilities	(2)	20,021	377,396
NRG Energy Inc.	(1)	11,977	431,771
NSTAR		8,369	454,269
OGE Energy Corp.	(2)	13,433	356,109
Pepco Holdings Inc.	(2)	29,597	631,008
PG&E Corp.	(1)	62,117	2,067,254
Pinnacle West Capital Corp.	(2)	14,213	631,199
PPL Corp.		29,243	1,558,067
Progress Energy Inc.	(2)	38,181	1,727,308
Public Service Enterprise Group Inc.	(2)	36,646	1,897,163
Puget Energy Inc.		15,606	385,468
Reliant Energy Inc.	(1) (2)	45,483	620,843
SCANA Corp.	(2)	17,392	685,245
Southern Co. (The)		114,851	3,849,806
TECO Energy Inc.		31,394	481,584
TXU Corp.	(2)	46,027	2,971,503
Westar Energy Inc.	(2)	13,047	298,385
Wisconsin Energy Corp.		18,353	618,680
WPS Resources Corp.	(2)	5,803	289,918
Xcel Energy Inc.	(2)	62,336	1,134,515

			56,119,280

ELECTRICAL COMPONENTS & EQUIPMENT—0.39%
American Power Conversion Corp.		27,166	581,352
AMETEK Inc.		10,501	374,571
Emerson Electric Co.		65,689	4,604,799
Energizer Holdings Inc.	(1) (2)	11,634	578,093
Hubbell Inc. Class B	(2)	9,269	484,769
Molex Inc.	(2)	21,390	641,700

			7,265,284

ELECTRONICS—0.70%
Agilent Technologies Inc.	(1)	74,835	1,803,523
Amphenol Corp. Class A	(1)	10,672	392,089
Applera Corp. - Applied Biosystems Group		31,097	650,238
Arrow Electronics Inc.	(1) (2)	18,147	440,972
Avnet Inc.	(1)	19,106	348,493
AVX Corp.	(2)	8,610	108,486
Cogent Inc.	(1)	3,228	106,524
Fisher Scientific International Inc.	(1) (2)	16,879	1,052,912
FLIR Systems Inc.	(1) (2)	5,132	327,370
Gentex Corp.	(2)	12,072	446,905
Jabil Circuit Inc.	(1)	25,509	652,520
Mettler Toledo International Inc.	(1) (2)	6,942	356,194
Parker Hannifin Corp.		18,596	1,408,461
PerkinElmer Inc.		20,031	450,497
Sanmina-SCI Corp.	(1)	80,807	684,435
Solectron Corp.	(1)	144,702	771,262
Symbol Technologies Inc.		36,595	633,093
Tektronix Inc.		13,922	420,584
Thermo Electron Corp.	(1)	26,024	785,665
Vishay Intertechnology Inc.	(1) (2)	22,235	333,970
Waters Corp.	(1)	18,759	877,734

			13,051,927

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp.	(2)	12,992	708,194
Jacobs Engineering Group Inc.	(1) (2)	8,847	422,798

			1,130,992

ENTERTAINMENT—0.16%
DreamWorks Animation SKG Inc. Class A	(1)	4,907	184,062
GTECH Holdings Corp.		18,533	480,931
International Game Technology Inc.		54,321	1,867,556
International Speedway Corp. Class A	(2)	5,413	285,806
Metro-Goldwyn-Mayer Inc.		8,573	101,847
Regal Entertainment Group Class A	(2)	6,448	133,796

			3,053,998

ENVIRONMENTAL CONTROL—0.23%
Allied Waste Industries Inc.	(1)	42,670	395,978
Nalco Holding Co.	(1)	6,948	135,625
Republic Services Inc.		23,973	804,054
Stericycle Inc.	(1) (2)	6,671	306,532
Waste Management Inc.		90,370	2,705,678

			4,347,867

FOOD—1.78%
Albertson’s Inc.	(2)	57,048	1,362,306
Archer-Daniels-Midland Co.		90,220	2,012,808
Campbell Soup Co.		35,783	1,069,554
ConAgra Foods Inc.		82,289	2,423,411
Dean Foods Co.	(1)	22,977	757,092
Del Monte Foods Co.	(1)	28,001	308,571
General Mills Inc.		44,922	2,233,073

Heinz (H.J.) Co.		54,555	2,127,099
Hershey Foods Corp.	(2)	26,771	1,486,861
Hormel Foods Corp.		11,827	370,776
Kellogg Co.		38,100	1,701,546
Kraft Foods Inc.	(2)	41,273	1,469,732
Kroger Co.	(1)	114,223	2,003,471
McCormick & Co. Inc. NVS		21,215	818,899
Pilgrim’s Pride Corp.		2,481	76,117
Safeway Inc.	(1)	69,355	1,369,068
Sara Lee Corp.		122,550	2,958,357
Smithfield Foods Inc.	(1)	13,336	394,612
Smucker (J.M.) Co. (The)	(2)	8,964	421,935
SUPERVALU Inc.		21,215	732,342
Sysco Corp.		99,587	3,801,236
Tootsie Roll Industries Inc.	(2)	3,675	127,265
Tyson Foods Inc. Class A		34,455	633,972
Whole Foods Market Inc.	(2)	9,640	919,174
Wrigley (William Jr.) Co.		24,312	1,682,147

			33,261,424

FOREST PRODUCTS & PAPER—0.52%
Bowater Inc.		8,759	385,133
Georgia-Pacific Corp.		39,555	1,482,521
International Paper Co.		75,290	3,162,180
Louisiana-Pacific Corp.		16,890	451,639
MeadWestvaco Corp.		31,562	1,069,636
Neenah Paper Inc.	(1)	2,364	77,066
Temple-Inland Inc.		8,602	588,377
Weyerhaeuser Co.		37,114	2,494,803

			9,711,355

GAS—0.20%
AGL Resources Inc.	(2)	11,875	394,725
KeySpan Corp.	(2)	25,013	986,763
ONEOK Inc.	(2)	16,000	454,720
Sempra Energy		32,034	1,175,007
UGI Corp.		7,836	320,571
Vectren Corp.	(2)	11,819	316,749

			3,648,535

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.		12,294	1,085,929
Snap-On Inc.		9,271	318,552
Stanley Works (The)		10,968	537,322

			1,941,803

HEALTH CARE-PRODUCTS—3.71%
Bard (C.R.) Inc.		16,121	1,031,422
Bausch & Lomb Inc.		8,141	524,769
Baxter International Inc.		95,052	3,283,096
Beckman Coulter Inc.		9,483	635,266
Becton, Dickinson & Co.		39,475	2,242,180
Biomet Inc.		39,396	1,709,392
Boston Scientific Corp.	(1)	102,594	3,647,217
Cooper Companies Inc.	(2)	5,058	357,044
Cytyc Corp.	(1) (2)	17,212	474,535
Dade Behring Holdings Inc.	(1)	6,472	362,432
DENTSPLY International Inc.		12,562	705,984
Edwards Lifesciences Corp.	(1) (2)	9,215	380,211
Gen-Probe Inc.	(1)	7,703	348,253
Guidant Corp.		48,650	3,507,665
Henry Schein Inc.	(1) (2)	6,953	484,207
Hillenbrand Industries Inc.	(2)	8,567	475,811
IDEXX Laboratories Inc.	(1) (2)	5,544	302,647

INAMED Corp.	(1) (2)	5,626	355,844
Johnson & Johnson		461,756	29,284,566
Medtronic Inc.		188,653	9,370,395
Patterson Companies Inc.	(1) (2)	18,885	819,420
ResMed Inc.	(1) (2)	5,366	274,203
Respironics Inc.	(1)	5,266	286,260
St. Jude Medical Inc.	(1)	54,914	2,302,544
Stryker Corp.		44,335	2,139,164
Varian Medical Systems Inc.	(1)	21,117	913,099
Zimmer Holdings Inc.	(1)	37,841	3,031,821

			69,249,447

HEALTH CARE-SERVICES—1.64%
Aetna Inc.		23,631	2,947,967
Community Health Systems Inc.	(1)	9,739	271,523
Covance Inc.	(1) (2)	9,776	378,820
Coventry Health Care Inc.	(1)	13,658	724,967
DaVita Inc.	(1)	15,270	603,623
HCA Inc.	(2)	72,055	2,879,318
Health Management Associates Inc. Class A		37,816	859,180
Health Net Inc.	(1) (2)	17,587	507,737
Humana Inc.	(1)	24,895	739,133
Laboratory Corp. of America Holdings	(1)	21,847	1,088,418
Lincare Holdings Inc.	(1) (2)	15,580	664,487
Manor Care Inc.		13,662	484,045
PacifiCare Health Systems Inc.	(1)	13,428	758,951
Quest Diagnostics Inc.		12,639	1,207,656
Renal Care Group Inc.	(1) (2)	10,273	369,725
Tenet Healthcare Corp.	(1)	73,043	802,012
Triad Hospitals Inc.	(1) (2)	11,817	439,711
UnitedHealth Group Inc.		103,906	9,146,845
Universal Health Services Inc. Class B		7,670	341,315
WellChoice Inc.	(1)	3,638	194,269
WellPoint Inc.	(1)	45,815	5,268,725

			30,678,427

HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.	(2)	8,032	558,063

			558,063

HOME BUILDERS—0.42%
Centex Corp.		19,067	1,136,012
D.R. Horton Inc.	(2)	36,174	1,458,174
Hovnanian Enterprises Inc. Class A	(1) (2)	5,201	257,554
KB Home		5,387	562,403
Lennar Corp. Class A		20,511	1,162,563
M.D.C. Holdings Inc.		3,607	311,789
NVR Inc.	(1)	846	650,912
Pulte Homes Inc.		16,322	1,041,344
Ryland Group Inc.	(2)	7,504	431,780
Standard-Pacific Corp.		5,301	340,006
Toll Brothers Inc.	(1) (2)	7,693	527,817

			7,880,354

HOME FURNISHINGS—0.16%
Harman International Industries Inc.		9,139	1,160,653
Leggett & Platt Inc.	(2)	29,611	841,841
Maytag Corp.	(2)	12,602	265,902
Whirlpool Corp.		10,828	749,406

			3,017,802

HOUSEHOLD PRODUCTS & WARES—0.26%
Avery Dennison Corp.		17,065	1,023,388
Church & Dwight Co. Inc.	(2)	9,638	324,030

Clorox Co.		23,174	1,365,644
Fortune Brands Inc.		22,650	1,748,127
Fossil Inc.	(1)	6,166	158,096
Scotts Co. (The) Class A	(1) (2)	3,432	252,321

			4,871,606

HOUSEWARES—0.06%
Newell Rubbermaid Inc.		42,981	1,039,710

			1,039,710

INSURANCE—4.30%
AFLAC Inc.		78,878	3,142,500
Alleghany Corp.	(1)	721	205,665
Allmerica Financial Corp.	(1)	8,487	278,628
Allstate Corp. (The)		109,384	5,657,340
Ambac Financial Group Inc.		16,774	1,377,649
American Financial Group Inc.	(2)	5,915	185,199
American International Group Inc.		357,408	23,470,983
American National Insurance Co.		1,235	128,638
AON Corp.		48,933	1,167,541
Berkley (W.R.) Corp.		11,089	523,068
Brown & Brown Inc.	(2)	8,595	374,312
Chubb Corp.		29,526	2,270,549
CIGNA Corp.		20,789	1,695,759
Cincinnati Financial Corp.		22,952	1,015,856
CNA Financial Corp.	(1)	4,202	112,235
Conseco Inc.	(1) (2)	23,637	471,558
Erie Indemnity Co. Class A	(2)	4,415	232,097
Fidelity National Financial Inc.		25,166	1,149,331
First American Corp.		11,968	420,556
Gallagher (Arthur J.) & Co.	(2)	14,208	461,760
Hartford Financial Services Group Inc.	(2)	45,285	3,138,703
HCC Insurance Holdings Inc.		10,710	354,715
Jefferson-Pilot Corp.	(2)	21,611	1,122,908
Lincoln National Corp.		26,955	1,258,259
Loews Corp.		23,001	1,616,970
Markel Corp.	(1) (2)	1,315	478,660
Marsh & McLennan Companies Inc.		81,126	2,669,045
MBIA Inc.		22,519	1,425,002
Mercury General Corp.		4,041	242,137
MetLife Inc.		62,621	2,536,777
MGIC Investment Corp.		15,368	1,059,009
Nationwide Financial Services Inc.		8,837	337,839
Odyssey Re Holdings Corp.	(2)	1,763	44,445
Old Republic International Corp.		28,551	722,340
PMI Group Inc. (The)		14,744	615,562
Principal Financial Group Inc.		49,451	2,024,524
Progressive Corp. (The)		31,037	2,633,179
Protective Life Corp.	(2)	10,908	465,663
Prudential Financial Inc.		82,216	4,518,591
Radian Group Inc.		14,748	785,184
Reinsurance Group of America Inc.		4,581	221,949
SAFECO Corp.	(2)	19,593	1,023,538
St. Paul Travelers Companies Inc.		103,894	3,851,351
StanCorp Financial Group Inc.		4,443	366,547
Torchmark Corp.		17,192	982,351
Transatlantic Holdings Inc.	(2)	4,087	252,699
Unitrin Inc.		7,246	329,331
UNUMProvident Corp.	(2)	45,718	820,181
Wesco Financial Corp.	(2)	199	78,207

			80,316,890

INTERNET—1.48%
Akamai Technologies Inc.	(1) (2)	16,786	218,722

Amazon.com Inc.	(1)	45,980	2,036,454
Ask Jeeves Inc.	(1)	8,992	240,536
Avocent Corp.	(1) (2)	7,780	315,246
CheckFree Corp.	(1) (2)	12,732	484,835
eBay Inc.	(1)	80,819	9,397,633
Google Inc. Class A	(1) (2)	3,034	585,865
IAC/InterActiveCorp	(1) (2)	52,425	1,447,979
Macromedia Inc.	(1) (2)	10,758	334,789
McAfee Inc.	(1)	24,563	710,608
Monster Worldwide Inc.	(1) (2)	15,671	527,172
NetFlix Inc.	(1) (2)	4,943	60,947
Symantec Corp.	(1)	96,480	2,485,325
TIBCO Software Inc.	(1)	32,743	436,792
VeriSign Inc.	(1)	38,546	1,292,062
WebMD Corp.	(1) (2)	47,765	389,762
Yahoo! Inc.	(1)	178,185	6,714,011

			27,678,738

INVESTMENT COMPANIES—0.05%
Allied Capital Corp.	(2)	20,038	517,782
American Capital Strategies Ltd.		13,554	452,026

			969,808

IRON & STEEL—0.12%
International Steel Group Inc.	(1) (2)	2,719	110,283
Nucor Corp.		24,637	1,289,501
United States Steel Corp.	(2)	17,499	896,824

			2,296,608

LEISURE TIME—0.24%
Brunswick Corp.		14,756	730,422
Harley-Davidson Inc.		45,757	2,779,738
Polaris Industries Inc.	(2)	6,590	448,252
Sabre Holdings Corp.		21,910	485,526

			4,443,938

LODGING—0.51%
Caesars Entertainment Inc.	(1)	47,469	956,026
Choice Hotels International Inc.		2,892	167,736
Harrah’s Entertainment Inc.		17,633	1,179,471
Hilton Hotels Corp.		59,941	1,363,058
Mandalay Resort Group		10,461	736,768
Marriott International Inc. Class A		29,815	1,877,749
MGM Mirage	(1)	9,144	665,135
Starwood Hotels & Resorts Worldwide Inc.	(2)	32,060	1,872,304
Station Casinos Inc.	(2)	6,712	367,012
Wynn Resorts Ltd.	(1) (2)	5,220	349,322

			9,534,581

MACHINERY—0.62%
AGCO Corp.	(1)	14,287	312,742
Briggs & Stratton Corp.	(2)	8,042	334,386
Caterpillar Inc.		53,231	5,190,555
Cummins Inc.	(2)	6,389	535,334
Deere & Co.		38,793	2,886,199
Graco Inc.		10,842	404,949
Rockwell Automation Inc.		28,836	1,428,824
Zebra Technologies Corp. Class A	(1) (2)	8,785	494,420

			11,587,409

MANUFACTURING—4.91%
Brink’s Co. (The)		8,958	354,020
Carlisle Companies Inc.	(2)	4,803	311,811
Crane Co.		8,149	235,017

Danaher Corp.		36,694	2,106,603
Donaldson Co. Inc.	(2)	12,153	395,945
Dover Corp.		31,715	1,330,127
Eastman Kodak Co.	(2)	44,810	1,445,122
Eaton Corp.		23,313	1,686,929
General Electric Co.		1,641,761	59,924,276
Harsco Corp.		6,528	363,871
Honeywell International Inc.		133,781	4,737,185
Illinois Tool Works Inc.		41,246	3,822,679
ITT Industries Inc.		14,458	1,220,978
Pall Corp.	(2)	19,568	566,494
Pentair Inc.	(2)	15,772	687,028
Roper Industries Inc.		6,631	402,966
SPX Corp.		11,657	466,979
Teleflex Inc.	(2)	5,599	290,812
Textron Inc.		18,331	1,352,828
3M Co.		121,631	9,982,256

			91,683,926

MEDIA—3.90%
Belo (A.H.) Corp.	(2)	15,525	407,376
Cablevision Systems Corp.	(1)	26,856	668,714
Citadel Broadcasting Corp.	(1)	8,682	140,475
Clear Channel Communications Inc.		76,818	2,572,635
Comcast Corp. Class A	(1)	333,054	11,084,037
Cox Radio Inc. Class A	(1)	6,262	103,198
Dex Media Inc.	(2)	8,432	210,463
DIRECTV Group Inc. (The)	(1)	99,238	1,661,244
Dow Jones & Co. Inc.	(2)	9,170	394,860
EchoStar Communications Corp.		35,004	1,163,533
Entercom Communications Corp.	(1)	5,975	214,443
Fox Entertainment Group Inc. Class A	(1)	29,188	912,417
Gannett Co. Inc.		39,585	3,234,094
Gemstar-TV Guide International Inc.	(1)	38,656	228,844
Hearst-Argyle Television Inc.		4,787	126,281
Knight Ridder Inc.		12,358	827,245
Lee Enterprises Inc.	(2)	6,953	320,394
Liberty Media Corp. Class A		420,040	4,612,039
Liberty Media International Inc. Class A	(1)	25,057	1,158,385
McClatchy Co. (The) Class A	(2)	2,991	214,784
McGraw-Hill Companies Inc. (The)		29,833	2,730,913
Media General Inc. Class A	(2)	3,779	244,917
Meredith Corp.		5,747	311,487
New York Times Co. Class A	(2)	23,201	946,601
Radio One Inc. Class D	(1)	12,778	205,981
Scripps (E.W.) Co. Class A	(2)	9,644	465,612
Sirius Satellite Radio Inc.	(1) (2)	192,637	1,473,673
Time Warner Inc.	(1)	682,187	13,261,715
Tribune Co.		38,503	1,622,516
UnitedGlobalCom Inc. Class A	(1)	54,201	523,582
Univision Communications Inc. Class A	(1)	35,799	1,047,837
Viacom Inc. Class B		234,025	8,516,170
Walt Disney Co. (The)		319,387	8,878,959
Washington Post Co. (The) Class B		852	837,533
Westwood One Inc.	(1) (2)	11,699	315,054
Wiley (John) & Sons Inc. Class A		7,514	261,788
XM Satellite Radio Holdings Inc. Class A	(1) (2)	24,861	935,271

			72,835,070

METAL FABRICATE & HARDWARE—0.06%
Precision Castparts Corp.	(2)	10,100	663,368
Timken Co. (The)		10,697	278,336
Worthington Industries Inc.		9,933	194,488

			1,136,192

MINING—0.53%
Alcoa Inc.		135,386	4,253,828
Freeport-McMoRan Copper & Gold Inc.	(2)	23,901	913,735
Newmont Mining Corp.		62,374	2,770,029
Owens-Illinois Inc.	(1)	16,861	381,902
Phelps Dodge Corp.		14,593	1,443,540
Southern Peru Copper Corp.	(2)	2,278	107,544

			9,870,578

OFFICE & BUSINESS EQUIPMENT—0.21%
IKON Office Solutions Inc.	(2)	18,481	213,640
Pitney Bowes Inc.		35,786	1,656,176
Xerox Corp.	(1)	123,979	2,108,883

			3,978,699

OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	(2)	11,495	317,607
HNI Corp.	(2)	8,969	386,115
Steelcase Inc. Class A	(2)	8,074	111,744

			815,466

OIL & GAS—5.98%
Amerada Hess Corp.		12,132	999,434
Anadarko Petroleum Corp.		39,046	2,530,571
Apache Corp.		50,416	2,549,537
Burlington Resources Inc.		61,764	2,686,734
Chesapeake Energy Corp.		41,526	685,179
ChevronTexaco Corp.		332,861	17,478,531
ConocoPhillips		106,736	9,267,887
Devon Energy Corp.		74,347	2,893,585
Diamond Offshore Drilling Inc.	(2)	9,236	369,902
ENSCO International Inc.		23,675	751,445
EOG Resources Inc.		18,137	1,294,256
Exxon Mobil Corp.		1,017,318	52,147,721
Kerr-McGee Corp.		20,545	1,187,296
Marathon Oil Corp.		53,514	2,012,662
Murphy Oil Corp.	(2)	12,804	1,030,082
Newfield Exploration Co.	(1)	9,686	571,958
Noble Energy Inc.		8,921	550,069
Occidental Petroleum Corp.		60,677	3,541,110
Patina Oil & Gas Corp.		11,053	414,488
Patterson-UTI Energy Inc.	(2)	26,239	510,349
Pioneer Natural Resources Co.	(2)	22,806	800,487
Pogo Producing Co.		10,096	489,555
Premcor Inc.		5,909	249,183
Pride International Inc.	(1)	17,331	355,979
Rowan Companies Inc.	(1)	16,190	419,321
Sunoco Inc.		11,674	953,883
Unocal Corp.		40,815	1,764,841
Valero Energy Corp.		39,879	1,810,507
XTO Energy Inc.		39,715	1,405,117

			111,721,669

OIL & GAS SERVICES—0.50%
Baker Hughes Inc.		51,620	2,202,625
BJ Services Co.		24,881	1,157,962
Cooper Cameron Corp.	(1)	8,208	441,672
FMC Technologies Inc.	(1) (2)	10,266	330,565
Grant Prideco Inc.	(1)	18,718	375,296
Halliburton Co.		68,523	2,688,843
National-Oilwell Inc.	(1) (2)	13,557	478,427
Smith International Inc.	(1)	16,117	876,926
Tidewater Inc.	(2)	9,519	338,972
Varco International Inc.	(1)	15,284	445,529

			9,336,817

PACKAGING & CONTAINERS—0.21%
Ball Corp.		17,705	778,666
Bemis Co. Inc.		16,672	484,988
Packaging Corporation of America	(2)	9,379	220,875
Pactiv Corp.	(1)	23,596	596,743
Sealed Air Corp.	(1)	12,990	691,977
Smurfit-Stone Container Corp.	(2)	39,133	731,004
Sonoco Products Co.	(2)	15,416	457,084

			3,961,337

PHARMACEUTICALS—5.92%
Abbott Laboratories		242,560	11,315,424
Accredo Health Inc.	(1) (2)	7,698	213,389
Allergan Inc.		20,492	1,661,286
American Pharmaceutical Partners Inc.	(1) (2)	2,982	111,557
AmerisourceBergen Corp.		16,670	978,196
Amylin Pharmaceuticals Inc.	(1) (2)	14,585	340,706
Andrx Corp.	(1)	11,514	251,351
Barr Pharmaceuticals Inc.	(1)	13,712	624,444
Bristol-Myers Squibb Co.		302,629	7,753,355
Cardinal Health Inc.		66,773	3,882,850
Caremark Rx Inc.	(1)	72,221	2,847,674
Cephalon Inc.	(1) (2)	8,761	445,760
Endo Pharmaceuticals Holdings Inc.	(1)	7,482	157,272
Eon Labs Inc.	(1)	4,034	108,918
Express Scripts Inc.	(1)	10,325	789,243
Eyetech Pharmaceuticals Inc.	(1)	1,161	52,826
Forest Laboratories Inc.	(1)	57,293	2,570,164
Gilead Sciences Inc.	(1)	66,742	2,335,303
Hospira Inc.	(1)	24,430	818,405
ImClone Systems Inc.	(1) (2)	10,354	477,112
IVAX Corp.	(1) (2)	29,088	460,172
Kinetic Concepts Inc.	(1)	4,142	316,035
King Pharmaceuticals Inc.	(1)	38,123	472,725
Lilly (Eli) & Co.		151,704	8,609,202
Medco Health Solutions Inc.	(1)	41,970	1,745,952
Medicis Pharmaceutical Corp. Class A	(2)	8,773	308,020
Merck & Co. Inc.		345,585	11,107,102
MGI Pharma Inc.	(1) (2)	11,058	309,735
Mylan Laboratories Inc.	(2)	41,371	731,439
NBTY Inc.	(1) (2)	8,615	206,846
Neurocrine Biosciences Inc.	(1)	5,675	279,778
Omnicare Inc.		16,289	563,925
OSI Pharmaceuticals Inc.	(1) (2)	7,628	570,956
Pfizer Inc.		1,186,900	31,915,741
Schering-Plough Corp.		229,172	4,785,111
Sepracor Inc.	(1) (2)	16,232	963,694
VCA Antech Inc.	(1) (2)	9,538	186,945
Watson Pharmaceuticals Inc.	(1)	17,080	560,395
Wyeth		207,535	8,838,916

			110,667,924

PIPELINES—0.30%
Dynegy Inc. Class A	(1) (2)	43,688	201,839
El Paso Corp.		99,040	1,030,016
Equitable Resources Inc.	(2)	9,814	595,317
Kinder Morgan Inc.		14,960	1,094,025
National Fuel Gas Co.	(2)	11,297	320,157
Questar Corp.		12,909	657,843
Western Gas Resources Inc.	(2)	8,085	236,486
Williams Companies Inc.		86,104	1,402,634

			5,538,317

REAL ESTATE—0.04%
Forest City Enterprises Inc. Class A	(2)	4,709	271,003
St. Joe Co. (The)	(2)	8,603	552,313

			823,316

REAL ESTATE INVESTMENT TRUSTS—1.61%
AMB Property Corp.		12,851	519,052
Annaly Mortgage Management Inc.	(2)	18,235	357,771
Apartment Investment & Management Co. Class A		14,759	568,812
Archstone-Smith Trust		30,635	1,173,321
Arden Realty Group Inc.	(2)	10,212	385,197
AvalonBay Communities Inc.		11,048	831,914
Boston Properties Inc.	(2)	12,733	823,443
BRE Properties Inc. Class A		7,868	317,159
Camden Property Trust	(2)	6,219	317,169
Catellus Development Corp.	(2)	16,289	498,443
CBL & Associates Properties Inc.		3,415	260,735
CenterPoint Properties Trust	(2)	7,282	348,735
Crescent Real Estate Equities Co.		12,554	229,236
Developers Diversified Realty Corp.		15,998	709,831
Duke Realty Corp.		22,278	760,571
Equity Office Properties Trust		62,508	1,820,233
Equity Residential		43,670	1,579,981
Federal Realty Investment Trust	(2)	8,115	419,140
General Growth Properties Inc.		34,050	1,231,248
Health Care Property Investors Inc.		20,692	572,961
Health Care REIT Inc.	(2)	7,843	299,210
Hospitality Properties Trust	(2)	10,303	473,938
Host Marriott Corp.		53,789	930,550
HRPT Properties Trust		27,693	355,301
iStar Financial Inc.		17,245	780,509
Kimco Realty Corp.	(2)	15,157	878,954
Liberty Property Trust	(2)	13,241	572,011
Macerich Co. (The)		9,233	579,832
Mack-Cali Realty Corp.		9,287	427,481
Mills Corp.		8,455	539,091
New Plan Excel Realty Trust Inc.	(2)	15,394	416,870
Pan Pacific Retail Properties Inc.		6,213	389,555
Plum Creek Timber Co. Inc.		28,324	1,088,775
ProLogis		28,040	1,214,973
Public Storage Inc.	(2)	12,693	707,635
Rayonier Inc.		7,686	375,922
Reckson Associates Realty Corp.	(2)	12,036	394,901
Regency Centers Corp.	(2)	9,410	521,314
Shurgard Storage Centers Inc. Class A	(2)	7,279	320,349
Simon Property Group Inc.		25,938	1,677,410
SL Green Realty Corp.	(2)	6,425	389,034
Thornburg Mortgage Inc.	(2)	14,098	408,278
Trizec Properties Inc.		13,963	264,180
United Dominion Realty Trust Inc.	(2)	20,023	496,570
Ventas Inc.		12,792	350,629
Vornado Realty Trust		14,822	1,128,399
Weingarten Realty Investors		11,645	466,965

			30,173,588

RETAIL—6.39%
Abercrombie & Fitch Co. Class A	(2)	13,953	655,092
Advance Auto Parts Inc.	(1) (2)	11,637	508,304
American Eagle Outfitters Inc.	(2)	8,370	394,227
AnnTaylor Stores Corp.	(1)	10,849	233,579
Applebee’s International Inc.		12,569	332,450
AutoNation Inc.	(1)(2)	27,558	529,389

AutoZone Inc.	(1) (2)	8,563	781,888
Barnes & Noble Inc.	(1)	8,260	266,550
Bed Bath & Beyond Inc.	(1)	46,537	1,853,569
Best Buy Co. Inc.		41,254	2,451,313
Big Lots Inc.	(1) (2)	18,815	228,226
BJ’s Wholesale Club Inc.	(1) (2)	10,874	316,760
Blockbuster Inc.	(2)	27,957	266,710
Borders Group Inc.	(2)	11,930	303,022
Brinker International Inc.	(1)	13,797	483,861
Cabela’s Inc. Class A	(1) (2)	1,670	37,976
CarMax Inc.	(1) (2)	15,944	495,061
Cheesecake Factory (The)	(1) (2)	12,235	397,270
Chico’s FAS Inc.	(1) (2)	14,023	638,467
Circuit City Stores Inc.		31,180	487,655
Claire’s Stores Inc.		13,406	284,878
Copart Inc.	(1)	10,525	277,018
Costco Wholesale Corp.		71,192	3,446,405
CVS Corp.	(2)	61,844	2,787,309
Darden Restaurants Inc.		24,790	687,675
Dillard’s Inc. Class A	(2)	9,547	256,528
Dollar General Corp.		46,096	957,414
Dollar Tree Stores Inc.	(1) (2)	17,912	513,716
Family Dollar Stores Inc.		23,353	729,314
Federated Department Stores Inc.		26,643	1,539,699
Foot Locker Inc.		24,269	653,564
Gap Inc. (The)		96,838	2,045,219
Home Depot Inc.		348,689	14,902,968
Kmart Holding Corp.	(1) (2)	7,282	720,554
Kohl’s Corp.	(1)	46,715	2,296,977
Limited Brands Inc.		56,319	1,296,463
Lowe’s Companies Inc.		122,373	7,047,461
May Department Stores Co. (The)		45,210	1,329,174
McDonald’s Corp.		196,046	6,285,235
Michaels Stores Inc.		21,115	632,817
MSC Industrial Direct Co. Inc. Class A		5,087	183,030
Neiman-Marcus Group Inc. Class A	(2)	6,712	480,176
Nordstrom Inc.		16,815	785,765
Office Depot Inc.	(1)	48,871	848,401
OfficeMax Inc.		13,709	430,188
O’Reilly Automotive Inc.	(1) (2)	7,670	345,534
Outback Steakhouse Inc.	(2)	9,932	454,687
Pacific Sunwear of California Inc.	(1) (2)	11,973	266,519
Penney (J.C.) Co. Inc. (Holding Co.)		38,069	1,576,057
PETCO Animal Supplies Inc.	(1)	6,406	252,909
PETsMART Inc.	(2)	22,499	799,389
Pier 1 Imports Inc.		13,434	264,650
RadioShack Corp.		24,807	815,654
Regis Corp.		6,948	320,650
Rite Aid Corp.	(1)	69,382	253,938
Ross Stores Inc.	(2)	23,149	668,312
Ruby Tuesday Inc.	(2)	10,568	275,613
Saks Inc.	(2)	20,135	292,159
Sears, Roebuck and Co.		32,953	1,681,592
7-Eleven Inc.	(1)	3,993	95,632
Staples Inc.		77,479	2,611,817
Starbucks Corp.	(1)	61,754	3,850,979
Talbots Inc. (The)		2,811	76,544
Target Corp.		142,114	7,379,980
Tiffany & Co.		23,003	735,406
TJX Companies Inc.		76,938	1,933,452
Toys R Us Inc.	(1)	32,933	674,139
Urban Outfitters Inc.	(1)	7,081	314,396
Walgreen Co.		159,493	6,119,746
Wal-Mart Stores Inc.		398,908	21,070,321

Wendy’s International Inc.		17,571	689,837
Williams-Sonoma Inc.	(1)	14,478	507,309
Yum! Brands Inc.		44,841	2,115,598

			119,522,136

SAVINGS & LOANS—0.68%
Astoria Financial Corp.		11,982	478,921
Capitol Federal Financial	(2)	3,216	115,776
Golden West Financial Corp.		38,870	2,387,395
Hudson City Bancorp Inc.	(2)	10,253	377,515
Independence Community Bank Corp.		12,862	547,664
New York Community Bancorp Inc.	(2)	40,831	839,894
People’s Bank		5,893	229,179
Sovereign Bancorp Inc.		52,967	1,194,406
Washington Federal Inc.	(2)	12,091	320,895
Washington Mutual Inc.		135,580	5,732,322
Webster Financial Corp.		8,177	414,083

			12,638,050

SEMICONDUCTORS—3.16%
Advanced Micro Devices Inc.	(1)	55,092	1,213,126
Agere Systems Inc. Class B	(1)	271,344	366,314
Altera Corp.	(1)	57,874	1,197,992
Amkor Technology Inc.	(1)	15,047	100,514
Analog Devices Inc.		58,547	2,161,555
Applied Materials Inc.	(1)	262,505	4,488,836
Applied Micro Circuits Corp.	(1)	48,443	203,945
Atmel Corp.	(1)	64,759	253,855
Broadcom Corp. Class A	(1)	38,818	1,253,045
Conexant Systems Inc.	(1)	68,373	136,062
Cree Inc.	(1) (2)	11,432	458,195
Cypress Semiconductor Corp.	(1)	19,000	222,870
Fairchild Semiconductor International Inc. Class A	(1) (2)	18,795	305,607
Freescale Semiconductor Inc. Class B	(1)	60,835	1,116,931
Integrated Circuit Systems Inc.	(1)	11,511	240,810
Intel Corp.		1,006,041	23,531,299
International Rectifier Corp.	(1) (2)	10,425	464,642
Intersil Corp. Class A		23,358	391,013
KLA-Tencor Corp.	(1)	30,528	1,421,994
Lam Research Corp.	(1) (2)	20,619	596,095
Linear Technology Corp.		47,926	1,857,612
LSI Logic Corp.	(1)	60,600	332,088
Maxim Integrated Products Inc.		50,172	2,126,791
MEMC Electronic Materials Inc.	(1) (2)	12,259	162,432
Microchip Technology Inc.		32,349	862,424
Micron Technology Inc.	(1)	89,978	1,111,228
National Semiconductor Corp.		55,412	994,645
Novellus Systems Inc.		21,510	599,914
NVIDIA Corp.	(1)	26,053	613,809
PMC-Sierra Inc.	(1)	26,976	303,480
QLogic Corp.	(1)	14,819	544,302
Rambus Inc.	(1) (2)	13,691	314,893
Semtech Corp.	(1) (2)	11,702	255,923
Silicon Laboratories Inc.	(1) (2)	5,863	207,023
Teradyne Inc.	(1)	30,454	519,850
Texas Instruments Inc.		269,466	6,634,253
Xilinx Inc.		53,620	1,589,833

			59,155,200

SOFTWARE—4.20%
Activision Inc.	(1)	20,630	416,313
Acxiom Corp.	(2)	11,913	313,312
Adobe Systems Inc.		37,001	2,321,443
Autodesk Inc.		36,363	1,379,976

Automatic Data Processing Inc.			91,953	4,078,116
Avid Technology Inc.	(1	) (2)	5,378	332,092
BEA Systems Inc.	(1)		57,429	508,821
BMC Software Inc.	(1)		34,661	644,695
Certegy Inc.			9,888	351,321
Citrix Systems Inc.	(1)		26,460	649,064
Computer Associates International Inc.			72,656	2,256,695
Compuware Corp.	(1)		59,621	385,748
Dun & Bradstreet Corp.	(1)		10,958	653,645
Electronic Arts Inc.	(1)		46,344	2,858,498
Fair Isaac Corp.	(2)		11,165	409,532
First Data Corp.			135,825	5,777,996
Fiserv Inc.	(1)		30,309	1,218,119
Global Payments Inc.			4,401	257,635
IMS Health Inc.			36,267	841,757
Intuit Inc.	(1)		27,269	1,200,109
Mercury Interactive Corp.	(1	) (2)	12,984	591,421
Microsoft Corp.			1,427,240	38,121,580
NAVTEQ Corp.	(1)		6,303	292,207
Novell Inc.	(1)		58,765	396,664
Oracle Corp.	(1)		587,815	8,064,822
Pixar Inc.	(1	) (2)	3,844	329,085
Red Hat Inc.	(1	)(2)	25,677	342,788
SEI Investments Co.	(2)		9,965	417,832
Siebel Systems Inc.	(1)		67,182	705,411
Sybase Inc.	(1)		15,404	307,310
Total System Services Inc.			5,891	143,151
Veritas Software Corp.	(1)		66,652	1,902,915

				78,470,073

TELECOMMUNICATIONS—6.05%
ADC Telecommunications Inc.	(1)		126,313	338,519
ADTRAN Inc.			10,181	194,864
Alltel Corp.			47,986	2,819,657
American Tower Corp. Class A	(1	) (2)	33,275	612,260
Andrew Corp.	(1	) (2)	25,324	345,166
AT&T Corp.			123,652	2,356,807
Avaya Inc.	(1)		60,745	1,044,814
BellSouth Corp.			285,503	7,934,128
CenturyTel Inc.	(2)		21,571	765,123
CIENA Corp.	(1)		90,801	303,275
Cisco Systems Inc.	(1)		1,051,675	20,297,328
Citizens Communications Co.	(2)		52,722	727,036
Comverse Technology Inc.	(1)		30,418	743,720
Corning Inc.	(1)		212,703	2,503,514
Crown Castle International Corp.	(1)		29,856	496,804
Foundry Networks Inc.	(1)		18,821	247,684
Harris Corp.			10,443	645,273
IDT Corp. Class B	(1	) (2)	9,580	148,298
JDS Uniphase Corp.	(1)		215,044	681,689
Juniper Networks Inc.	(1	) (2)	82,564	2,244,915
Level 3 Communications Inc.	(1	) (2)	106,595	361,357
Lucent Technologies Inc.	(1	) (2)	667,482	2,509,732
Motorola Inc.			364,913	6,276,504
Nextel Communications Inc. Class A	(1)		159,839	4,795,170
Nextel Partners Inc. Class A	(1)		19,274	376,614
NII Holdings Inc. Class B	(1)		8,685	412,103
NTL Inc.	(1)		10,665	778,118
Plantronics Inc.			7,427	307,998
Polycom Inc.	(1)		15,569	363,069
QUALCOMM Inc.			252,004	10,684,970
Qwest Communications International Inc.	(1)		230,605	1,023,886
SBC Communications Inc.			515,092	13,273,921
Scientific-Atlanta Inc.			23,884	788,411

SpectraSite Inc.	(1)	6,111	353,827
Sprint Corp. (FON Group)		222,053	5,518,017
Telephone & Data Systems Inc.		7,610	585,590
Tellabs Inc.	(1)	72,075	619,126
3Com Corp.	(1)	61,213	255,258
United States Cellular Corp.	(1)	2,398	107,334
UTStarcom Inc.	(1) (2)	14,357	318,008
Verizon Communications Inc.		430,879	17,454,908
Western Wireless Corp. Class A	(1) (2)	12,949	379,406

			112,994,201

TEXTILES—0.09%
Cintas Corp.		19,437	852,507
Mohawk Industries Inc.	(1)	8,113	740,311

			1,592,818

TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.		24,129	467,620
Marvel Enterprises Inc.	(1) (2)	11,372	232,899
Mattel Inc.		65,322	1,273,126

			1,973,645

TRANSPORTATION—1.31%
Burlington Northern Santa Fe Corp.		57,781	2,733,619
CH Robinson Worldwide Inc.		13,424	745,300
CNF Inc.		7,850	393,285
CSX Corp.	(2)	33,208	1,330,977
Expeditors International Washington Inc.	(2)	16,249	907,994
FedEx Corp.		46,513	4,581,065
Hunt (J.B.) Transport Services Inc.		8,699	390,150
Norfolk Southern Corp.		61,056	2,209,617
Ryder System Inc.		10,190	486,776
SIRVA Inc.	(1)	3,329	63,983
Union Pacific Corp.		40,173	2,701,634
United Parcel Service Inc. Class B		88,948	7,601,496
Yellow Roadway Corp.	(1) (2)	7,472	416,265

			24,562,161

WATER—0.02%
Aqua America Inc.	(2)	14,516	356,948

			356,948

TOTAL COMMON STOCKS (Cost: $1,691,600,886)			1,867,351,056

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.41%

COMMERCIAL PAPER—1.61%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$333,536	333,472
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	166,768	166,757
2.33%, 01/10/05	(3)	333,536	333,385
Barton Capital Corp.
2.27%, 01/04/05	(3)	682,748	682,705
2.27%, 01/10/05	(3)	741,757	741,429
2.30%, 01/21/05	(3)	269,657	269,347
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	817,176	817,074

2.29%, 01/07/05	(3)	667,072	666,902
Cantabric Finance LLC
2.27%, 01/03/05	(3)	346,877	346,877
2.28%, 01/03/05	(3)	386,902	386,902
2.38%, 01/20/05	(3)	667,072	666,322
Chariot Funding LLC
2.31%, 01/11/05	(3)	508,395	508,134
Corporate Asset Funding
2.21%, 02/07/05	(3)	500,304	499,231
2.26%, 02/03/05	(3)	667,072	665,773
CRC Funding LLC
2.21%, 02/07/05	(3)	166,768	166,410
Den Danske Bank NY
2.25%, 01/03/05	(3)	166,768	166,768
DEPFA Bank PLC
2.28%, 05/03/05	(3)	333,536	331,006
Edison Asset Securitization
2.26%, 05/04/05	(3)	833,839	827,506
Fairway Finance Corp.
2.55%, 01/03/05	(3)	643,224	643,224
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	133,414	133,330
2.30%, 02/02/05	(3)	667,072	665,793
2.31%, 01/11/05	(3)	675,163	674,817
2.33%, 01/12/05	(3)	310,942	310,761
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	333,536	333,347
2.28%, 04/27/05	(3)	500,304	496,691
Fortis Funding LLC
2.35%, 05/09/05	(3)	933,900	926,219
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	333,536	333,386
General Electric Capital Corp.
2.24%, 02/02/05	(3)	2,001,215	1,997,479
2.26%, 01/05/05	(3)	667,072	666,988
2.29%, 01/24/05	(3)	166,768	166,545
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	233,475	233,225
2.38%, 01/19/05	(3)	266,829	266,546
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	370,378	369,563
2.30%, 02/02/05	(3)	166,768	166,448
2.33%, 02/03/05	(3)	166,768	166,433
Grampian Funding LLC
2.27%, 02/01/05	(3)	500,304	499,389
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	277,849	277,724
2.30%, 02/01/05	(3)	333,536	332,918
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	561,327	561,000
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	387,408	387,234
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	227,551	227,494
2.32%, 01/10/05	(3)	343,048	342,893
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	433,597	432,814
Nationwide Building Society
2.21%, 02/10/05	(3)	667,072	665,515
New Center Asset Trust
2.25%, 02/02/05	(3)	627,047	625,872
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	334,857	334,513

Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	333,536	333,195
2.30%, 02/02/05	(3)	333,536	332,897
2.34%, 01/20/05	(3)	500,304	499,751
Scaldis Capital LLC
2.28%, 01/07/05	(3)	600,364	600,212
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	401,070	401,045
2.28%, 02/02/05	(3)	425,231	424,423
Sydney Capital Corp.
2.25%, 01/18/05	(3)	333,536	333,223
2.29%, 01/06/05	(3)	490,431	490,337
Tulip Funding Corp.
2.25%, 01/14/05	(3)	333,536	333,306
2.35%, 01/13/05	(3)	971,830	971,195
2.36%, 01/24/05	(3)	667,072	666,153
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	1,334,143	1,334,057
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	333,536	333,494
2.30%, 01/07/05	(3)	333,536	333,451
2.32%, 01/14/05	(3)	333,536	333,299
Yorktown Capital LLC
2.32%, 01/10/05	(3)	333,536	333,385
2.34%, 01/13/05	(3)	166,768	166,659

			30,034,243

FLOATING RATE NOTES—2.28%
American Express Credit Corp.
2.43%, 10/26/05	(3)	1,334,143	1,334,685
Bank of Nova Scotia
2.34%, 09/26/05	(3)	166,768	166,714
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	400,243	400,217
2.32%, 09/23/05	(3) (4)	600,364	600,191
2.32%, 09/27/05	(3) (4)	533,657	533,502
2.44%, 03/15/05	(3) (4)	333,536	333,589
2.47%, 10/27/05	(3) (4)	633,718	634,287
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	1,000,607	1,000,381
2.34%, 12/14/05	(3)	600,364	600,180
2.36%, 10/31/05	(3)	667,072	666,929
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	1,180,717	1,180,717
CC USA Inc.
2.06%, 07/29/05	(3) (4)	667,072	666,958
2.27%, 05/04/05	(3) (4)	667,072	667,027
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	166,768	166,768
Den Danske Bank NY
2.32%, 08/12/05	(3)	667,072	666,950
2.33%, 10/17/05	(3)	667,072	666,915
2.35%, 08/26/05	(3)	667,072	666,943
DEPFA Bank PLC
2.47%, 09/15/05	(3)	667,072	667,072
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	553,669	553,575
Fairway Finance LLC
2.35%, 03/14/05	(3)	667,072	667,072
2.37%, 01/20/05	(3)	333,536	333,536
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	1,334,143	1,334,143
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	533,657	533,640

General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	382,598	382,598
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	667,072	667,072
K2 USA LLC
2.05%, 07/25/05	(3) (4)	333,536	333,499
2.33%, 06/10/05	(3) (4)	667,072	667,037
2.33%, 09/12/05	(3) (4)	667,072	666,980
2.39%, 10/20/05	(3) (4)	667,072	667,090
Links Finance LLC
2.12%, 04/25/05	(3)	667,072	667,207
2.35%, 04/15/05	(3) (4)	667,072	667,034
2.36%, 11/16/05	(3) (4)	333,536	333,478
National City Bank (Ohio)
2.29%, 08/09/05	(3)	667,072	666,952
2.35%, 06/23/05	(3)	667,072	666,978
2.36%, 06/10/05	(3)	333,536	333,581
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	667,072	667,072
2.58%, 01/27/06	(3) (4)	1,134,022	1,134,150
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	667,072	666,940
Northern Rock PLC
2.02%, 01/13/05	(3)	633,718	633,718
2.39%, 10/25/05	(3)	1,334,143	1,334,143
Permanent Financing PLC
2.32%, 03/10/05	(3)	667,072	667,072
2.34%, 09/12/05	(3)	833,839	833,839
2.35%, 06/10/05	(3)	300,182	300,183
Sedna Finance Inc.
2.37%, 01/10/06	(3)	133,414	133,380
Sigma Finance Inc.
2.01%, 01/09/06	(3)	667,072	666,926
2.28%, 12/06/05	(3) (4)	667,072	666,877
2.34%, 10/07/05	(3) (4)	233,475	233,420
2.39%, 08/17/05	(3)	333,536	333,554
2.39%, 09/15/05	(3)	833,839	833,893
2.47%, 11/28/05	(3) (4)	667,072	667,614
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	553,669	553,659
2.30%, 04/07/05	(3) (4)	244,815	244,809
2.33%, 02/25/05	(3) (4)	373,560	373,549
2.36%, 01/18/05	(3) (4)	293,511	293,510
2.37%, 09/15/05	(3) (4)	587,023	586,958
2.39%, 07/25/05	(3) (4)	667,072	667,034
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	1,000,607	1,000,607
2.40%, 01/25/05	(3)	1,000,607	1,000,607
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	433,597	433,531
2.36%, 07/15/05	(3) (4)	500,304	500,250
2.36%, 09/15/05	(3)	500,304	500,233
2.36%, 10/14/05	(3) (4)	333,536	333,510
2.38%, 01/17/06	(3) (4)	233,475	233,472
2.45%, 06/15/05	(3) (4)	333,536	333,502
White Pine Finance LLC
2.02%, 07/11/05	(3)	166,768	166,758
2.24%, 11/01/05	(3) (4)	340,206	340,116
2.27%, 07/05/05	(3)	333,536	333,499
2.29%, 05/20/05	(3)	300,182	300,171
2.35%, 04/15/05	(3) (4)	500,304	500,276
2.37%, 06/15/05	(3) (4)	273,499	273,499
2.37%, 01/13/06	(3) (4)	667,072	666,998
2.38%, 03/29/05	(3)	286,841	286,826

2.38%, 06/28/05	(3)	446,938	446,893
2.38%, 08/26/05	(3) (4)	333,536	333,493
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	476,289	476,289

			42,714,327

MEDIUM-TERM NOTES—0.11%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	667,072	667,053
1.51%, 02/15/05	(3) (4)	433,597	433,676
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	500,304	500,303
K2 USA LLC
1.46%, 01/12/05	(3) (4)	333,536	333,535
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	166,768	166,765

			2,101,332

MONEY MARKET FUNDS—0.94%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	2,668,286	2,668,286
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	7,879,199	7,879,199
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	6,670,716	6,670,716
BlackRock Temp Cash Money Market Fund	(3)	124,404	124,404
Short Term Investment Co.-Prime Money Market Portfolio, Institutional Shares	(3)	251,703	251,703

			17,594,308

REPURCHASE AGREEMENTS—0.54%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$6,670,716	6,670,716
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	3,335,358	3,335,358

			10,006,074

TIME DEPOSITS—0.80%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	667,072	667,072
1.33%, 02/10/05	(3)	333,536	333,531
1.39%, 02/02/05	(3)	333,536	333,532
1.39%, 04/08/05	(3)	466,950	466,932
2.63%, 01/04/05	(3)	667,072	667,072
Bank of America N.A.
1.50%, 01/03/05	(3)	682,606	682,606
Credit Suisse First Boston
2.34%, 01/14/05	(3)	1,000,607	1,000,607
Fifth Third Bancorp
2.18%, 01/03/05	(3)	667,072	667,072
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	426,926	426,916
Natexis Banques
2.32%, 02/02/05	(3)	166,768	166,769
National City Bank (Ohio)
1.25%, 01/06/05	(3)	667,072	667,072
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	667,072	667,015
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	1,167,375	1,167,331
1.34%, 02/10/05	(3)	266,829	266,824

1.77%, 05/10/05	(3)	333,536	333,524
1.90%, 05/11/05	(3)	333,536	333,524
2.25%, 01/31/05	(3)	333,536	333,536
2.30%, 05/12/05	(3)	166,768	166,727
2.66%, 11/09/05	(3)	667,072	666,988
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	667,072	667,072
2.67%, 11/09/05	(3)	266,829	266,806
Washington Mutual Bank
2.27%, 02/02/05	(3)	266,829	266,829
2.35%, 02/02/05	(3)	1,067,315	1,067,306
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	2,668,286	2,668,286

			14,950,949

U.S. GOVERNMENT AGENCY NOTES—0.13%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	466,950	467,368
1.80%, 01/18/05	(3)	310,188	309,956
1.80%, 01/19/05	(3)	333,536	333,269
2.06%, 05/31/05	(3)	332,555	329,739
Federal National Mortgage Association
2.33%, 07/22/05	(3)	1,000,607	987,683

			2,428,015
TOTAL SHORT-TERM INVESTMENTS (Cost: $119,829,248)			119,829,248

TOTAL INVESTMENTS IN SECURITIES —106.31% (Cost: $1,811,430,134)	(7)		1,987,180,304
Other Assets, Less Liabilities —(6.31%)			(118,030,036)

NET ASSETS —100.00%			$1,869,150,268

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $1,836,084,080. Net unrealized appreciation aggregated $151,096,224, of which $224,024,591 represented gross unrealized appreciation on securities and $72,928,367 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.95%

ADVERTISING—0.44%
Getty Images Inc.	(1) (2)	23,561	$1,622,175
Harte-Hanks Inc.		28,034	728,323
Interpublic Group of Companies Inc.	(1)	154,654	2,072,364
Lamar Advertising Co.	(1) (2)	36,435	1,558,689
Omnicom Group Inc.		87,969	7,417,546
West Corp.	(1) (2)	8,545	282,925

			13,682,022

AEROSPACE & DEFENSE—1.19%
Alliant Techsystems Inc.	(1) (2)	13,644	892,045
Boeing Co. (The)		404,553	20,943,709
General Dynamics Corp.		17,185	1,797,551
L-3 Communications Holdings Inc.		28,783	2,108,067
Rockwell Collins Inc.		97,116	3,830,255
United Defense Industries Inc.	(1)	20,792	982,422
United Technologies Corp.		67,603	6,986,770

			37,540,819

AIRLINES—0.23%
AMR Corp.	(1) (2)	40,952	448,424
JetBlue Airways Corp.	(1) (2)	49,770	1,155,659
Southwest Airlines Co.		342,019	5,568,069

			7,172,152

APPAREL—0.49%
Coach Inc.	(1)	103,145	5,817,378
Columbia Sportswear Co.	(1) (2)	7,790	464,362
Nike Inc. Class B		89,569	8,123,013
Polo Ralph Lauren Corp.		3,589	152,891
Reebok International Ltd.	(2)	3,875	170,500
Timberland Co. Class A	(1) (2)	11,157	699,209

			15,427,353

AUTO MANUFACTURERS—0.06%
Navistar International Corp.	(1)	18,670	821,107
Oshkosh Truck Corp.		17,466	1,194,325

			2,015,432

AUTO PARTS & EQUIPMENT—0.06%
BorgWarner Inc.		7,314	396,199
Johnson Controls Inc.		25,901	1,643,159

			2,039,358

BANKS—1.23%
Bank of New York Co. Inc. (The)		56,537	1,889,467
Commerce Bancorp Inc.	(2)	37,759	2,431,680
Fifth Third Bancorp		227,237	10,743,765
First Marblehead Corp. (The)	(1) (2)	9,830	552,938
Fremont General Corp.	(2)	25,357	638,489
Genworth Financial Inc. Class A		11,242	303,534

Investors Financial Services Corp.	(2)	36,129	1,805,727
Mellon Financial Corp.		71,044	2,210,179
NewAlliance Bancshares Inc.		49,915	763,700
North Fork Bancorp Inc.		46,429	1,339,477
Northern Trust Corp.	(2)	32,276	1,567,968
State Street Corp.		89,425	4,392,556
Synovus Financial Corp.		115,469	3,300,104
TCF Financial Corp.	(2)	68,104	2,188,863
U.S. Bancorp		91,283	2,858,984
UCBH Holdings Inc.	(2)	24,630	1,128,547
Valley National Bancorp	(2)	3,464	95,780
W Holding Co. Inc.	(2)	23,555	540,344

			38,752,102

BEVERAGES—3.58%
Anheuser-Busch Companies Inc.		400,866	20,335,932
Brown-Forman Corp. Class B		16,227	789,930
Coca-Cola Co. (The)		1,033,517	43,025,313
Pepsi Bottling Group Inc.		75,442	2,039,952
PepsiCo Inc.		886,987	46,300,721

			112,491,848

BIOTECHNOLOGY—3.02%
Affymetrix Inc.	(1) (2)	32,977	1,205,309
Amgen Inc.	(1)	710,952	45,607,571
Biogen Idec Inc.	(1)	176,767	11,774,450
Celgene Corp.	(1)	89,529	2,375,204
Charles River Laboratories International Inc.	(1) (2)	32,955	1,516,260
Chiron Corp.	(1)	59,926	1,997,334
Genentech Inc.	(1)	243,159	13,237,576
Genzyme Corp.	(1) (2)	134,179	7,791,775
ICOS Corp.	(1) (2)	13,801	390,292
Invitrogen Corp.	(1)	13,918	934,315
Martek Biosciences Corp.	(1) (2)	14,042	718,950
MedImmune Inc.	(1)	136,216	3,692,816
Millennium Pharmaceuticals Inc.	(1)	90,531	1,097,236
Millipore Corp.	(1) (2)	27,277	1,358,667
Nektar Therapeutics	(1) (2)	46,350	938,124
Protein Design Labs Inc.	(1) (2)	9,237	190,836

			94,826,715

BUILDING MATERIALS—0.14%
American Standard Companies Inc.	(1)	102,283	4,226,334
Florida Rock Industries Inc.		4,257	253,419

			4,479,753

CHEMICALS—0.31%
Dow Chemical Co. (The)		32,972	1,632,444
Ecolab Inc.		100,885	3,544,090
International Flavors & Fragrances Inc.		38,832	1,663,563
Praxair Inc.		51,199	2,260,436
Sherwin-Williams Co. (The)		5,595	249,705
Sigma-Aldrich Corp.		8,888	537,368

			9,887,606

COAL—0.06%
Arch Coal Inc.	(2)	13,158	467,635
CONSOL Energy Inc.		31,116	1,277,312

			1,744,947

COMMERCIAL SERVICES—1.72%
Alliance Data Systems Corp.	(1) (2)	24,784	1,176,744
Apollo Group Inc. Class A	(1)	84,007	6,780,205
ARAMARK Corp. Class B		56,239	1,490,896

BearingPoint Inc.	(1)	12,957	104,045
Block (H & R) Inc.		90,649	4,441,801
Career Education Corp.	(1)	55,384	2,215,360
Cendant Corp.		130,087	3,041,434
ChoicePoint Inc.	(1) (2)	48,351	2,223,662
Corinthian Colleges Inc.	(1) (2)	49,141	926,062
Corporate Executive Board Co. (The)	(2)	21,489	1,438,474
DeVry Inc.	(1) (2)	32,502	564,235
Education Management Corp.	(1)	40,531	1,337,928
Equifax Inc.	(2)	48,209	1,354,673
Hewitt Associates Inc. Class A	(1) (2)	21,961	702,972
Iron Mountain Inc.	(1) (2)	60,446	1,842,999
ITT Educational Services Inc.	(1) (2)	24,940	1,185,897
Laureate Education Inc.	(1) (2)	16,677	735,289
Manpower Inc.		23,902	1,154,467
McKesson Corp.		72,125	2,269,053
MoneyGram International Inc.	(2)	21,621	457,068
Moody’s Corp.		68,825	5,977,451
Paychex Inc.		181,073	6,170,968
Pharmaceutical Product Development Inc.	(1) (2)	26,538	1,095,754
Rent-A-Center Inc.	(1)	24,012	636,318
Robert Half International Inc.		81,068	2,385,831
ServiceMaster Co. (The)	(2)	94,408	1,301,886
Viad Corp.		5,302	151,054
Weight Watchers International Inc.	(1) (2)	22,259	914,177

			54,076,703

COMPUTERS—5.65%
Affiliated Computer Services Inc. Class A	(1) (2)	46,682	2,809,790
Apple Computer Inc.	(1)	110,921	7,143,312
Cadence Design Systems Inc.	(1)	84,918	1,172,718
Ceridian Corp.	(1)	52,867	966,409
Cognizant Technology Solutions Corp.	(1) (2)	71,429	3,023,590
Dell Inc.	(1)	1,389,061	58,535,031
DST Systems Inc.	(1) (2)	41,268	2,150,888
EMC Corp.	(1)	1,058,909	15,745,977
Henry (Jack) & Associates Inc.		37,275	742,145
International Business Machines Corp.		614,941	60,620,884
Lexmark International Inc.	(1)	71,205	6,052,425
Maxtor Corp.	(1)	55,023	291,622
National Instruments Corp.	(2)	29,189	795,400
NCR Corp.	(1)	41,343	2,862,176
Network Appliance Inc.	(1)	169,858	5,642,683
Reynolds & Reynolds Co. (The) Class A	(2)	31,686	839,996
SanDisk Corp.	(1) (2)	73,910	1,845,533
Storage Technology Corp.	(1)	11,954	377,866
SunGard Data Systems Inc.	(1)	139,027	3,938,635
Synopsys Inc.	(1)	84,587	1,659,597
Unisys Corp.	(1)	8,993	91,549
Western Digital Corp.	(1)	31,040	336,474

			177,644,700

COSMETICS & PERSONAL CARE—4.07%
Alberto-Culver Co.		32,990	1,602,324
Avon Products Inc.		258,670	10,010,529
Colgate-Palmolive Co.		242,699	12,416,481
Estee Lauder Companies Inc. Class A	(2)	59,194	2,709,309
Gillette Co. (The)		508,996	22,792,841
Kimberly-Clark Corp.		115,398	7,594,342
Procter & Gamble Co.		1,286,284	70,848,523

			127,974,349

DISTRIBUTION & WHOLESALE—0.17%
CDW Corp.	(2)	35,197	2,335,321

Fastenal Co.	(2)	33,321	2,051,241
Grainger (W.W.) Inc.		3,521	234,569
Hughes Supply Inc.		15,875	513,556
Ingram Micro Inc. Class A	(1)	8,588	178,630

			5,313,317

DIVERSIFIED FINANCIAL SERVICES—4.68%
American Express Co.		618,817	34,882,714
Ameritrade Holding Corp.	(1)	129,318	1,838,902
BlackRock Inc.	(2)	10,023	774,377
Capital One Financial Corp.		94,617	7,967,698
CapitalSource Inc.	(1) (2)	35,729	917,163
Chicago Mercantile Exchange Holdings Inc.	(2)	18,088	4,136,726
Doral Financial Corp.		47,511	2,339,917
E*TRADE Financial Corp.	(1)	115,397	1,725,185
Eaton Vance Corp.		37,520	1,956,668
Federal Home Loan Mortgage Corp.		30,007	2,211,516
Federal National Mortgage Association		531,486	37,847,118
Federated Investors Inc. Class B		41,080	1,248,832
Franklin Resources Inc.		10,473	729,444
Friedman, Billings, Ramsey Group Inc. Class A	(2)	43,211	837,861
Goldman Sachs Group Inc. (The)		11,610	1,207,904
IndyMac Bancorp Inc.		16,281	560,880
Instinet Group Inc.	(1)	2,778	16,751
Legg Mason Inc.	(2)	57,469	4,210,179
MBNA Corp.		456,460	12,867,607
Morgan Stanley		76,465	4,245,337
Nuveen Investments Inc. Class A	(2)	7,609	300,327
Providian Financial Corp.	(1)	44,557	733,854
Schwab (Charles) Corp. (The)		481,506	5,758,812
SLM Corp.		240,662	12,848,944
T. Rowe Price Group Inc.		59,899	3,725,718
Waddell & Reed Financial Inc. Class A	(2)	45,767	1,093,374
Westcorp Inc.		4,682	215,044
WFS Financial Inc.		1,605	81,502

			147,280,354

ELECTRIC—0.16%
AES Corp. (The)	(1)	349,020	4,771,103
Allegheny Energy Inc.	(1) (2)	13,768	271,367

			5,042,470

ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
American Power Conversion Corp.		52,048	1,113,827
AMETEK Inc.		26,016	927,991
Emerson Electric Co.		47,123	3,303,322
Energizer Holdings Inc.	(1)	17,897	889,302
Molex Inc.		62,679	1,880,370

			8,114,812

ELECTRONICS—0.96%
Agilent Technologies Inc.	(1)	240,247	5,789,953
Amphenol Corp. Class A	(1)	37,544	1,379,367
AVX Corp.	(2)	9,958	125,471
Cogent Inc.	(1)	7,853	259,149
Fisher Scientific International Inc.	(1)	59,680	3,722,838
FLIR Systems Inc.	(1) (2)	18,313	1,168,186
Gentex Corp.	(2)	42,236	1,563,577
Jabil Circuit Inc.	(1)	89,761	2,296,086
Mettler Toledo International Inc.	(1) (2)	13,879	712,131
PerkinElmer Inc.		36,725	825,945
Sanmina-SCI Corp.	(1)	146,203	1,238,339
Solectron Corp.	(1)	511,656	2,727,126
Symbol Technologies Inc.		128,226	2,218,310

Tektronix Inc.		42,414	1,281,327
Thermo Electron Corp.	(1) (2)	51,628	1,558,649
Vishay Intertechnology Inc.	(1) (2)	14,962	224,729
Waters Corp.	(1)	65,830	3,080,186

			30,171,369

ENGINEERING & CONSTRUCTION—0.07%
Fluor Corp.	(2)	17,676	963,519
Jacobs Engineering Group Inc.	(1) (2)	24,722	1,181,464

			2,144,983

ENTERTAINMENT—0.31%
DreamWorks Animation SKG Inc. Class A	(1) (2)	7,677	287,964
GTECH Holdings Corp.		65,566	1,701,438
International Game Technology Inc.		191,200	6,573,456
International Speedway Corp. Class A	(2)	16,453	868,718
Metro-Goldwyn-Mayer Inc.		8,971	106,575
Regal Entertainment Group Class A	(2)	2,972	61,669

			9,599,820

ENVIRONMENTAL CONTROL—0.30%
Allied Waste Industries Inc.	(1)	64,286	596,574
Nalco Holding Co.	(1)	4,115	80,325
Stericycle Inc.	(1) (2)	24,134	1,108,957
Waste Management Inc.		251,350	7,525,419

			9,311,275

FOOD—1.36%
Campbell Soup Co.		63,310	1,892,336
Heinz (H.J.) Co.		98,723	3,849,210
Hershey Foods Corp.		73,910	4,104,961
Kellogg Co.		76,665	3,423,859
McCormick & Co. Inc. NVS		57,289	2,211,355
Sara Lee Corp.		210,429	5,079,756
Sysco Corp.		350,579	13,381,600
Whole Foods Market Inc.	(2)	33,838	3,226,453
Wrigley (William Jr.) Co.		80,773	5,588,684

			42,758,214

FOREST PRODUCTS & PAPER—0.00%
Neenah Paper Inc.	(1)	3,541	115,437

			115,437

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.		38,018	3,358,130

			3,358,130

HEALTH CARE-PRODUCTS—7.66%
Bard (C.R.) Inc.		57,142	3,655,945
Bausch & Lomb Inc.	(2)	18,376	1,184,517
Baxter International Inc.		304,750	10,526,065
Beckman Coulter Inc.	(2)	33,700	2,257,563
Becton, Dickinson & Co.		138,814	7,884,635
Biomet Inc.		139,418	6,049,347
Boston Scientific Corp.	(1)	362,611	12,890,821
Cooper Companies Inc.	(2)	17,964	1,268,079
Cytyc Corp.	(1) (2)	60,406	1,665,393
Dade Behring Holdings Inc.	(1)	20,121	1,126,776
DENTSPLY International Inc.		44,061	2,476,228
Edwards Lifesciences Corp.	(1) (2)	32,493	1,340,661
Gen-Probe Inc.	(1)	27,286	1,233,600
Guidant Corp.		171,958	12,398,172
Henry Schein Inc.	(1) (2)	21,593	1,503,737
Hillenbrand Industries Inc.		6,780	376,561

IDEXX Laboratories Inc.	(1) (2)	18,973	1,035,736
INAMED Corp.	(1) (2)	19,627	1,241,408
Johnson & Johnson		1,628,710	103,292,788
Medtronic Inc.		664,789	33,020,070
Patterson Companies Inc.	(1) (2)	67,001	2,907,173
ResMed Inc.	(1) (2)	18,416	941,058
Respironics Inc.	(1)	19,337	1,051,159
St. Jude Medical Inc.	(1)	193,113	8,097,228
Stryker Corp.		156,812	7,566,179
Varian Medical Systems Inc.	(1)	75,308	3,256,318
Zimmer Holdings Inc.	(1)	133,768	10,717,492

			240,964,709

HEALTH CARE-SERVICES—2.41%
Aetna Inc.		25,850	3,224,788
Community Health Systems Inc.	(1)	17,583	490,214
Covance Inc.	(1) (2)	34,799	1,348,461
Coventry Health Care Inc.	(1)	48,508	2,574,805
DaVita Inc.	(1)	54,836	2,167,667
HCA Inc.	(2)	100,529	4,017,139
Health Management Associates Inc. Class A	(2)	117,983	2,680,574
Laboratory Corp. of America Holdings	(1)	73,304	3,652,005
Lincare Holdings Inc.	(1) (2)	54,855	2,339,566
Manor Care Inc.		39,669	1,405,473
PacifiCare Health Systems Inc.	(1)	10,657	602,334
Quest Diagnostics Inc.		44,604	4,261,912
Renal Care Group Inc.	(1) (2)	36,993	1,331,378
Triad Hospitals Inc.	(1) (2)	15,176	564,699
UnitedHealth Group Inc.		366,149	32,232,096
Universal Health Services Inc. Class B		14,076	626,382
WellChoice Inc.	(1)	4,653	248,470
WellPoint Inc.	(1)	105,347	12,114,905

			75,882,868

HOME BUILDERS—0.41%
Centex Corp.		32,567	1,940,342
D.R. Horton Inc.		70,268	2,832,503
Hovnanian Enterprises Inc. Class A	(1)	13,822	684,465
KB Home		980	102,312
Lennar Corp. Class A		30,345	1,719,955
M.D.C. Holdings Inc.		7,277	629,024
NVR Inc.	(1)	2,945	2,265,883
Pulte Homes Inc.		23,986	1,530,307
Ryland Group Inc.		4,298	247,307
Standard-Pacific Corp.		963	61,767
Toll Brothers Inc.	(1) (2)	11,896	816,185

			12,830,050

HOME FURNISHINGS—0.18%
Harman International Industries Inc.		32,225	4,092,575
Leggett & Platt Inc.		39,469	1,122,104
Maytag Corp.	(2)	24,027	506,970

			5,721,649

HOUSEHOLD PRODUCTS & WARES—0.47%
Avery Dennison Corp.		60,486	3,627,345
Church & Dwight Co. Inc.	(2)	33,679	1,132,288
Clorox Co.		58,054	3,421,122
Fortune Brands Inc.		75,330	5,813,969
Fossil Inc.	(1)	21,387	548,363
Scotts Co. (The) Class A	(1)	2,446	179,830

			14,722,917

HOUSEWARES—0.01%
Newell Rubbermaid Inc.		11,359	274,774

			274,774

INSURANCE—2.73%
AFLAC Inc.		251,477	10,018,844
Ambac Financial Group Inc.		14,311	1,175,362
American International Group Inc.		842,195	55,306,946
Berkley (W.R.) Corp.		2,551	120,331
Brown & Brown Inc.	(2)	29,977	1,305,498
Gallagher (Arthur J.) & Co.	(2)	47,079	1,530,068
HCC Insurance Holdings Inc.		10,038	332,459
Markel Corp.	(1) (2)	2,102	765,128
Marsh & McLennan Companies Inc.		286,849	9,437,332
Progressive Corp. (The)		17,349	1,471,889
Prudential Financial Inc.		48,544	2,667,978
Radian Group Inc.		18,193	968,595
Transatlantic Holdings Inc.	(2)	1,516	93,734
Unitrin Inc.	(2)	11,088	503,950

			85,698,114

INTERNET—2.91%
Akamai Technologies Inc.	(1) (2)	59,400	773,982
Amazon.com Inc.	(1) (2)	162,690	7,205,540
Ask Jeeves Inc.	(1) (2)	31,955	854,796
Avocent Corp.	(1) (2)	23,510	952,625
CheckFree Corp.	(1) (2)	28,772	1,095,638
eBay Inc.	(1)	284,794	33,115,846
Google Inc. Class A	(1) (2)	9,827	1,897,594
IAC/InterActiveCorp	(1) (2)	88,776	2,451,993
Macromedia Inc.	(1) (2)	38,374	1,194,199
McAfee Inc.	(1)	71,893	2,079,864
Monster Worldwide Inc.	(1)	55,160	1,855,582
NetFlix Inc.	(1) (2)	18,914	233,210
Symantec Corp.	(1)	341,182	8,788,848
TIBCO Software Inc.	(1) (2)	93,286	1,244,435
VeriSign Inc.	(1)	94,651	3,172,702
WebMD Corp.	(1) (2)	103,341	843,263
Yahoo! Inc.	(1)	627,732	23,652,942

			91,413,059

INVESTMENT COMPANIES—0.02%
American Capital Strategies Ltd.		16,714	557,412

			557,412

IRON & STEEL—0.07%
International Steel Group Inc.	(1) (2)	827	33,543
Nucor Corp.		42,744	2,237,221

			2,270,764

LEISURE TIME—0.41%
Brunswick Corp.		30,050	1,487,475
Harley-Davidson Inc.		161,785	9,828,439
Polaris Industries Inc.	(2)	23,466	1,596,157

			12,912,071

LODGING—0.66%
Choice Hotels International Inc.		10,021	581,218
Harrah’s Entertainment Inc.		33,748	2,257,404
Hilton Hotels Corp.		179,522	4,082,330
Mandalay Resort Group		36,921	2,600,346
Marriott International Inc. Class A		92,933	5,852,920
MGM Mirage	(1)	6,212	451,861
Starwood Hotels & Resorts Worldwide Inc.		40,660	2,374,544
Station Casinos Inc.	(2)	23,399	1,279,457
Wynn Resorts Ltd.	(1) (2)	18,270	1,222,628

			20,702,708

MACHINERY—0.82%
Briggs & Stratton Corp.	(2)	21,461	892,348
Caterpillar Inc.		143,220	13,965,382
Deere & Co.		57,540	4,280,976
Graco Inc.		38,218	1,427,442
Rockwell Automation Inc.		66,358	3,288,039
Zebra Technologies Corp. Class A	(1)	31,736	1,786,102

			25,640,289

MANUFACTURING—2.85%
Brink’s Co. (The)		29,751	1,175,760
Danaher Corp.		129,792	7,451,359
Donaldson Co. Inc.	(2)	42,587	1,387,484
Dover Corp.		89,710	3,762,437
General Electric Co.		671,387	24,505,626
Harsco Corp.		7,546	420,614
Illinois Tool Works Inc.		137,211	12,716,715
ITT Industries Inc.		18,840	1,591,038
Pall Corp.		6,217	179,982
Roper Industries Inc.		20,516	1,246,757
SPX Corp.		2,434	97,506
3M Co.		428,932	35,202,449

			89,737,727

MEDIA—2.70%
Belo (A.H.) Corp.		32,765	859,754
Cablevision Systems Corp.	(1)	81,312	2,024,669
Citadel Broadcasting Corp.	(1)	14,292	231,245
Clear Channel Communications Inc.		119,713	4,009,188
Cox Radio Inc. Class A	(1)	8,724	143,772
Dex Media Inc.	(2)	18,397	459,189
DIRECTV Group Inc. (The)	(1) (2)	312,199	5,226,211
Dow Jones & Co. Inc.	(2)	32,378	1,394,197
EchoStar Communications Corp.		124,004	4,121,893
Entercom Communications Corp.	(1)	11,358	407,639
Fox Entertainment Group Inc. Class A	(1)	25,935	810,728
Gemstar-TV Guide International Inc.	(1)	52,855	312,902
Knight Ridder Inc.		7,343	491,540
Liberty Media Corp. Class A		708,208	7,776,124
Liberty Media International Inc. Class A	(1)	56,853	2,628,314
McGraw-Hill Companies Inc. (The)		105,009	9,612,524
Media General Inc. Class A	(2)	6,167	399,683
Meredith Corp.		20,076	1,088,119
New York Times Co. Class A		74,073	3,022,178
Radio One Inc. Class D	(1)	21,484	346,322
Scripps (E.W.) Co. Class A	(2)	34,502	1,665,757
Time Warner Inc.	(1)	452,003	8,786,938
UnitedGlobalCom Inc. Class A	(1) (2)	151,005	1,458,708
Univision Communications Inc. Class A	(1)	76,496	2,239,038
Viacom Inc. Class B		210,981	7,677,599
Walt Disney Co. (The)		334,102	9,288,036
Washington Post Co. (The) Class B		2,999	2,948,077
Westwood One Inc.	(1) (2)	41,295	1,112,074
Wiley (John) & Sons Inc. Class A		25,840	900,266
XM Satellite Radio Holdings Inc. Class A	(1) (2)	88,214	3,318,611

			84,761,295

METAL FABRICATE & HARDWARE—0.07%
Precision Castparts Corp.		18,870	1,239,382
Timken Co. (The)		18,989	494,094
Worthington Industries Inc.		29,326	574,203

			2,307,679

MINING—0.62%
Alcoa Inc.		308,355	9,688,514
Freeport-McMoRan Copper & Gold Inc.	(2)	84,236	3,220,342
Newmont Mining Corp.		141,526	6,285,170
Southern Peru Copper Corp.	(2)	3,859	182,183

			19,376,209

OFFICE & BUSINESS EQUIPMENT—0.12%
Pitney Bowes Inc.		70,105	3,244,459
Xerox Corp.	(1)	40,045	681,165

			3,925,624

OFFICE FURNISHINGS—0.08%
Herman Miller Inc.	(2)	39,933	1,103,349
HNI Corp.		31,748	1,366,751

			2,470,100

OIL & GAS—0.46%
Burlington Resources Inc.		25,904	1,126,824
Diamond Offshore Drilling Inc.	(2)	17,138	686,377
ENSCO International Inc.		46,581	1,478,481
Newfield Exploration Co.	(1)	16,790	991,450
Patina Oil & Gas Corp.	(2)	39,001	1,462,538
Patterson-UTI Energy Inc.	(2)	84,464	1,642,825
Pioneer Natural Resources Co.		14,142	496,384
Pogo Producing Co.		7,289	353,444
Pride International Inc.	(1) (2)	29,071	597,118
Rowan Companies Inc.	(1)	29,507	764,231
XTO Energy Inc.		140,076	4,955,889

			14,555,561

OIL & GAS SERVICES—0.93%
Baker Hughes Inc.		182,578	7,790,603
BJ Services Co.		88,132	4,101,663
Cooper Cameron Corp.	(1) (2)	6,293	338,626
FMC Technologies Inc.	(1) (2)	36,929	1,189,114
Grant Prideco Inc.	(1) (2)	67,674	1,356,864
Halliburton Co.		241,266	9,467,278
National-Oilwell Inc.	(1) (2)	30,347	1,070,946
Smith International Inc.	(1)	57,155	3,109,804
Tidewater Inc.		15,773	561,677
Varco International Inc.	(1)	7,691	224,193

			29,210,768

PACKAGING & CONTAINERS—0.15%
Ball Corp.		30,916	1,359,686
Pactiv Corp.	(1)	57,249	1,447,827
Sealed Air Corp.	(1)	38,688	2,060,910

			4,868,423

PHARMACEUTICALS—10.11%
Abbott Laboratories		855,383	39,903,663
Accredo Health Inc.	(1)	26,481	734,053
Allergan Inc.	(2)	71,969	5,834,527
American Pharmaceutical Partners Inc.	(1) (2)	10,295	385,136
AmerisourceBergen Corp.		16,121	945,980
Amylin Pharmaceuticals Inc.	(1) (2)	52,150	1,218,224
Andrx Corp.	(1) (2)	39,534	863,027
Barr Pharmaceuticals Inc.	(1)	48,235	2,196,622
Bristol-Myers Squibb Co.		313,321	8,027,284
Cardinal Health Inc.		235,971	13,721,714
Caremark Rx Inc.	(1)	144,546	5,699,449

Cephalon Inc.	(1) (2)	31,046	1,579,620
Endo Pharmaceuticals Holdings Inc.	(1) (2)	25,355	532,962
Eon Labs Inc.	(1) (2)	15,205	410,535
Express Scripts Inc.	(1)	36,357	2,779,129
Eyetech Pharmaceuticals Inc.	(1)	2,944	133,952
Forest Laboratories Inc.	(1) (2)	201,600	9,043,776
Gilead Sciences Inc.	(1)	234,937	8,220,446
ImClone Systems Inc.	(1) (2)	36,873	1,699,108
IVAX Corp.	(1) (2)	102,198	1,616,772
Kinetic Concepts Inc.	(1) (2)	14,436	1,101,467
Lilly (Eli) & Co.		534,552	30,335,826
Medco Health Solutions Inc.	(1)	64,516	2,683,866
Medicis Pharmaceutical Corp. Class A	(2)	31,097	1,091,816
Merck & Co. Inc.		543,420	17,465,519
MGI Pharma Inc.	(1) (2)	39,122	1,095,807
Mylan Laboratories Inc.	(2)	146,759	2,594,699
NBTY Inc.	(1) (2)	30,372	729,232
Neurocrine Biosciences Inc.	(1) (2)	19,802	976,239
Omnicare Inc.		46,354	1,604,775
OSI Pharmaceuticals Inc.	(1) (2)	27,112	2,029,333
Pfizer Inc.		4,186,432	112,573,156
Schering-Plough Corp.		807,037	16,850,933
Sepracor Inc.	(1) (2)	57,539	3,416,090
VCA Antech Inc.	(1) (2)	34,883	683,707
Watson Pharmaceuticals Inc.	(1)	16,297	534,705
Wyeth		388,988	16,566,999

			317,880,148

PIPELINES—0.02%
Kinder Morgan Inc.		8,591	628,260

			628,260

REAL ESTATE—0.06%
St. Joe Co. (The)		30,417	1,952,771

			1,952,771

REAL ESTATE INVESTMENT TRUSTS—0.21%
Catellus Development Corp.		56,838	1,739,243
CBL & Associates Properties Inc.		4,993	381,216
General Growth Properties Inc.		15,081	545,329
Mills Corp.		11,905	759,063
Regency Centers Corp.	(2)	19,551	1,083,125
Ventas Inc.		25,379	695,638
Weingarten Realty Investors	(2)	37,371	1,498,577

			6,702,191

RETAIL—10.20%
Abercrombie & Fitch Co. Class A		48,573	2,280,502
Advance Auto Parts Inc.	(1)	40,595	1,773,190
American Eagle Outfitters Inc.	(2)	27,154	1,278,953
AnnTaylor Stores Corp.	(1)	25,780	555,043
Applebee’s International Inc.	(2)	45,683	1,208,315
AutoZone Inc.	(1) (2)	30,560	2,790,434
Barnes & Noble Inc.	(1)	2,569	82,902
Bed Bath & Beyond Inc.	(1)	164,668	6,558,726
Best Buy Co. Inc.		145,149	8,624,754
Big Lots Inc.	(1) (2)	26,751	324,490
Blockbuster Inc.	(2)	28,675	273,560
Brinker International Inc.	(1)	45,080	1,580,956
Cabela’s Inc. Class A	(1) (2)	3,963	90,119
CarMax Inc.	(1) (2)	56,751	1,762,119
Cheesecake Factory (The)	(1) (2)	42,885	1,392,476
Chico’s FAS Inc.	(1) (2)	49,145	2,237,572
Circuit City Stores Inc.		19,079	298,396

Claire’s Stores Inc.		44,796	951,915
Copart Inc.	(1)	36,698	965,891
Costco Wholesale Corp.		15,659	758,052
CVS Corp.		24,701	1,113,274
Darden Restaurants Inc.		38,708	1,073,760
Dollar General Corp.		161,547	3,355,331
Dollar Tree Stores Inc.	(1) (2)	62,783	1,800,616
Family Dollar Stores Inc.		83,285	2,600,991
Foot Locker Inc.		36,260	976,482
Gap Inc. (The)		340,420	7,189,670
Home Depot Inc.		1,128,005	48,210,934
Kohl’s Corp.	(1)	164,463	8,086,646
Limited Brands Inc.		11,608	267,216
Lowe’s Companies Inc.		431,136	24,829,122
Michaels Stores Inc.		75,692	2,268,489
MSC Industrial Direct Co. Inc. Class A	(2)	17,546	631,305
Nordstrom Inc.		40,126	1,875,088
O’Reilly Automotive Inc.	(1) (2)	26,599	1,198,285
Outback Steakhouse Inc.	(2)	30,491	1,395,878
Pacific Sunwear of California Inc.	(1) (2)	42,503	946,117
PETCO Animal Supplies Inc.	(1)	22,968	906,777
PETsMART Inc.	(2)	79,018	2,807,510
Pier 1 Imports Inc.	(2)	21,983	433,065
RadioShack Corp.		88,030	2,894,426
Regis Corp.		10,330	476,730
Rite Aid Corp.	(1)	209,179	765,595
Ross Stores Inc.	(2)	82,392	2,378,657
Ruby Tuesday Inc.	(2)	36,925	963,004
7-Eleven Inc.	(1)	14,023	335,851
Staples Inc.		272,651	9,191,065
Starbucks Corp.	(1)	217,401	13,557,126
Talbots Inc. (The)	(2)	11,152	303,669
Target Corp.		500,700	26,001,351
Tiffany & Co.		80,397	2,570,292
TJX Companies Inc.		272,240	6,841,391
Urban Outfitters Inc.	(1) (2)	25,202	1,118,969
Walgreen Co.		561,844	21,557,954
Wal-Mart Stores Inc.		1,407,134	74,324,818
Wendy’s International Inc.		7,753	304,383
Williams-Sonoma Inc.	(1) (2)	51,499	1,804,525
Yum! Brands Inc.		158,616	7,483,503

			320,628,230

SAVINGS & LOANS—0.13%
Golden West Financial Corp.		43,136	2,649,413
Hudson City Bancorp Inc.		37,095	1,365,838

			4,015,251

SEMICONDUCTORS—6.37%
Advanced Micro Devices Inc.	(1) (2)	103,865	2,287,107
Agere Systems Inc. Class B	(1)	949,689	1,282,080
Altera Corp.	(1)	205,031	4,244,142
Amkor Technology Inc.	(1)	53,763	359,137
Analog Devices Inc.		206,001	7,605,557
Applied Materials Inc.	(1)	924,348	15,806,351
Applied Micro Circuits Corp.	(1) (2)	79,355	334,085
Atmel Corp.	(1) (2)	225,520	884,038
Broadcom Corp. Class A	(1)	136,083	4,392,759
Conexant Systems Inc.	(1)	137,479	273,583
Cree Inc.	(1) (2)	40,841	1,636,907
Cypress Semiconductor Corp.	(1)	66,752	783,001
Fairchild Semiconductor International Inc. Class A	(1) (2)	35,575	578,450
Freescale Semiconductor Inc. Class B	(1)	175,198	3,216,635
Integrated Circuit Systems Inc.	(1) (2)	39,477	825,859

Intel Corp.		3,548,692	83,003,906
International Rectifier Corp.	(1) (2)	29,833	1,329,657
Intersil Corp. Class A		42,258	707,399
KLA-Tencor Corp.	(1)	107,692	5,016,293
Lam Research Corp.	(1)	73,997	2,139,253
Linear Technology Corp.		169,554	6,571,913
LSI Logic Corp.	(1)	93,416	511,920
Maxim Integrated Products Inc.		176,609	7,486,456
MEMC Electronic Materials Inc.	(1) (2)	42,601	564,463
Microchip Technology Inc.	(2)	113,914	3,036,947
Micron Technology Inc.	(1)	148,524	1,834,271
National Semiconductor Corp.		196,438	3,526,062
Novellus Systems Inc.		57,555	1,605,209
NVIDIA Corp.	(1)	90,751	2,138,094
PMC-Sierra Inc.	(1) (2)	97,879	1,101,139
QLogic Corp.	(1)	43,590	1,601,061
Rambus Inc.	(1) (2)	47,288	1,087,624
Semtech Corp.	(1) (2)	41,244	902,006
Silicon Laboratories Inc.	(1) (2)	20,132	710,861
Teradyne Inc.	(1)	106,025	1,809,847
Texas Instruments Inc.		949,283	23,371,347
Xilinx Inc.		188,887	5,600,500

			200,165,919

SOFTWARE—7.61%
Activision Inc.	(1) (2)	61,949	1,250,131
Acxiom Corp.	(2)	41,989	1,104,311
Adobe Systems Inc.		130,850	8,209,529
Autodesk Inc.		128,707	4,884,431
Automatic Data Processing Inc.		278,732	12,361,764
Avid Technology Inc.	(1) (2)	18,851	1,164,049
BEA Systems Inc.	(1)	199,992	1,771,929
BMC Software Inc.	(1)	35,927	668,242
Certegy Inc.	(2)	35,279	1,253,463
Citrix Systems Inc.	(1)	93,732	2,299,246
Computer Associates International Inc.	(2)	255,490	7,935,519
Dun & Bradstreet Corp.	(1)	38,898	2,320,266
Electronic Arts Inc.	(1)	163,857	10,106,700
Fair Isaac Corp.	(2)	33,079	1,213,338
First Data Corp.		478,415	20,351,774
Fiserv Inc.	(1) (2)	106,778	4,291,408
Global Payments Inc.		15,534	909,360
IMS Health Inc.		128,626	2,985,409
Intuit Inc.	(1)	96,605	4,251,586
Mercury Interactive Corp.	(1) (2)	46,452	2,115,889
Microsoft Corp.		4,022,230	107,433,763
NAVTEQ Corp.	(1)	16,864	781,815
Novell Inc.	(1) (2)	209,647	1,415,117
Oracle Corp.	(1)	1,853,657	25,432,174
Pixar Inc.	(1) (2)	13,484	1,154,365
Red Hat Inc.	(1) (2)	89,622	1,196,454
SEI Investments Co.	(2)	34,939	1,464,992
Siebel Systems Inc.	(1)	182,216	1,913,268
Total System Services Inc.		20,557	499,535
Veritas Software Corp.	(1)	234,311	6,689,579

			239,429,406

TELECOMMUNICATIONS—6.12%
ADC Telecommunications Inc.	(1)	315,375	845,205
ADTRAN Inc.	(2)	34,531	660,923
Andrew Corp.	(1)	38,041	518,499
Avaya Inc.	(1)	215,276	3,702,747
CIENA Corp.	(1)	26,833	89,622
Cisco Systems Inc.	(1)	3,709,773	71,598,619

Comverse Technology Inc.	(1)	59,158	1,446,413
Corning Inc.	(1)	633,990	7,462,062
Crown Castle International Corp.	(1)	53,663	892,952
Foundry Networks Inc.	(1) (2)	42,459	558,760
Harris Corp.		23,960	1,480,488
IDT Corp. Class B	(1) (2)	33,281	515,190
JDS Uniphase Corp.	(1)	753,796	2,389,533
Juniper Networks Inc.	(1) (2)	290,461	7,897,635
Level 3 Communications Inc.	(1) (2)	375,908	1,274,328
Motorola Inc.		1,285,513	22,110,824
Nextel Communications Inc. Class A	(1)	562,880	16,886,400
Nextel Partners Inc. Class A	(1) (2)	67,906	1,326,883
NII Holdings Inc. Class B	(1)	31,101	1,475,742
Plantronics Inc.		25,960	1,076,561
Polycom Inc.	(1)	35,837	835,719
QUALCOMM Inc.		888,678	37,679,947
SpectraSite Inc.	(1)	21,370	1,237,323
Sprint Corp. (FON Group)		172,657	4,290,527
Telephone & Data Systems Inc.		11,781	906,548
Tellabs Inc.	(1)	103,454	888,668
United States Cellular Corp.	(1)	4,047	181,144
UTStarcom Inc.	(1) (2)	43,406	961,443
Western Wireless Corp. Class A	(1) (2)	45,708	1,339,244

			192,529,949

TEXTILES—0.14%
Cintas Corp.	(2)	68,306	2,995,901
Mohawk Industries Inc.	(1)	14,987	1,367,564

			4,363,465

TOYS, GAMES & HOBBIES—0.09%
Marvel Enterprises Inc.	(1) (2)	39,618	811,377
Mattel Inc.		101,158	1,971,569

			2,782,946

TRANSPORTATION—1.52%
CH Robinson Worldwide Inc.	(2)	47,108	2,615,436
CNF Inc.		8,080	404,808
Expeditors International Washington Inc.	(2)	57,617	3,219,638
FedEx Corp.		124,788	12,290,370
Hunt (J.B.) Transport Services Inc.		31,192	1,398,961
Ryder System Inc.		16,851	804,972
SIRVA Inc.	(1)	11,607	223,087
United Parcel Service Inc. Class B		313,398	26,782,993

			47,740,265

TOTAL COMMON STOCKS (Cost: $2,979,717,065)			3,142,589,611

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.13%

COMMERCIAL PAPER—1.54%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$538,011	537,909
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	269,006	268,989
2.33%, 01/10/05	(3)	538,011	537,767
Barton Capital Corp.
2.27%, 01/04/05	(3)	1,101,309	1,101,239

2.27%, 01/10/05	(3)	1,196,494	1,195,966
2.30%, 01/21/05	(3)	434,971	434,471
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	1,318,149	1,317,984
2.29%, 01/07/05	(3)	1,076,022	1,075,748
Cantabric Finance LLC
2.27%, 01/03/05	(3)	559,531	559,531
2.28%, 01/03/05	(3)	624,093	624,093
2.38%, 01/20/05	(3)	1,076,022	1,074,813
Chariot Funding LLC
2.31%, 01/11/05	(3)	820,069	819,648
Corporate Asset Funding
2.21%, 02/07/05	(3)	807,017	805,287
2.26%, 02/03/05	(3)	1,076,022	1,073,928
CRC Funding LLC
2.21%, 02/07/05	(3)	269,006	268,429
Den Danske Bank NY
2.25%, 01/03/05	(3)	269,006	269,006
DEPFA Bank PLC
2.28%, 05/03/05	(3)	538,011	533,931
Edison Asset Securitization
2.26%, 05/04/05	(3)	1,345,028	1,334,811
Fairway Finance Corp.
2.55%, 01/03/05	(3)	1,037,554	1,037,554
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	215,204	215,069
2.30%, 02/02/05	(3)	1,076,022	1,073,960
2.31%, 01/11/05	(3)	1,089,074	1,088,515
2.33%, 01/12/05	(3)	501,566	501,274
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	538,011	537,707
2.28%, 04/27/05	(3)	807,017	801,190
Fortis Funding LLC
2.35%, 05/09/05	(3)	1,506,431	1,494,041
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	538,011	537,769
General Electric Capital Corp.
2.24%, 02/02/05	(3)	3,228,066	3,222,041
2.26%, 01/05/05	(3)	1,076,022	1,075,887
2.29%, 01/24/05	(3)	269,006	268,646
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	376,608	376,204
2.38%, 01/19/05	(3)	430,409	429,954
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	597,440	596,125
2.30%, 02/02/05	(3)	269,006	268,490
2.33%, 02/03/05	(3)	269,006	268,466
Grampian Funding LLC
2.27%, 02/01/05	(3)	807,017	805,541
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	448,185	447,984
2.30%, 02/01/05	(3)	538,011	537,014
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	905,451	904,924
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	624,911	624,630
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	367,053	366,960
2.32%, 01/10/05	(3)	553,355	553,105
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	699,414	698,153
Nationwide Building Society
2.21%, 02/10/05	(3)	1,076,022	1,073,512

New Center Asset Trust
2.25%, 02/02/05	(3)	1,011,461	1,009,564
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	540,142	539,587
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	538,011	537,461
2.30%, 02/02/05	(3)	538,011	536,980
2.34%, 01/20/05	(3)	807,017	806,125
Scaldis Capital LLC
2.28%, 01/07/05	(3)	968,420	968,175
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	646,948	646,907
2.28%, 02/02/05	(3)	685,921	684,618
Sydney Capital Corp.
2.25%, 01/18/05	(3)	538,011	537,507
2.29%, 01/06/05	(3)	791,091	790,940
Tulip Funding Corp.
2.25%, 01/14/05	(3)	538,011	537,641
2.35%, 01/13/05	(3)	1,567,614	1,566,590
2.36%, 01/24/05	(3)	1,076,022	1,074,541
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	2,152,044	2,151,905
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	538,011	537,943
2.30%, 01/07/05	(3)	538,011	537,874
2.32%, 01/14/05	(3)	538,011	537,630
Yorktown Capital LLC
2.32%, 01/10/05	(3)	538,011	537,768
2.34%, 01/13/05	(3)	269,006	268,831

			48,446,852

FLOATING RATE NOTES—2.19%
American Express Credit Corp.
2.43%, 10/26/05	(3)	2,152,044	2,152,919
Bank of Nova Scotia
2.34%, 09/26/05	(3)	269,006	268,919
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	645,613	645,570
2.32%, 09/23/05	(3) (4)	968,420	968,141
2.32%, 09/27/05	(3) (4)	860,818	860,566
2.44%, 03/15/05	(3) (4)	538,011	538,097
2.47%, 10/27/05	(3) (4)	1,022,221	1,023,138
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	1,614,033	1,613,668
2.34%, 12/14/05	(3)	968,420	968,122
2.36%, 10/31/05	(3)	1,076,022	1,075,792
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	1,904,559	1,904,559
CC USA Inc.
2.06%, 07/29/05	(3) (4)	1,076,022	1,075,839
2.27%, 05/04/05	(3) (4)	1,076,022	1,075,951
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	269,006	269,006
Den Danske Bank NY
2.32%, 08/12/05	(3)	1,076,022	1,075,827
2.33%, 10/17/05	(3)	1,076,022	1,075,770
2.35%, 08/26/05	(3)	1,076,022	1,075,814
DEPFA Bank PLC
2.47%, 09/15/05	(3)	1,076,022	1,076,022
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	893,098	892,946
Fairway Finance LLC
2.35%, 03/14/05	(3)	1,076,022	1,076,022
2.37%, 01/20/05	(3)	538,011	538,011

Fifth Third Bancorp
2.38%, 11/23/05	(3	) (4)	2,152,044	2,152,044
Five Finance Inc.
2.37%, 04/29/05	(3	) (4)	860,818	860,790
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)		617,152	617,152
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)		1,076,022	1,076,022
K2 USA LLC
2.05%, 07/25/05	(3	) (4)	538,011	537,951
2.33%, 06/10/05	(3	) (4)	1,076,022	1,075,965
2.33%, 09/12/05	(3	) (4)	1,076,022	1,075,874
2.39%, 10/20/05	(3	) (4)	1,076,022	1,076,051
Links Finance LLC
2.12%, 04/25/05	(3)		1,076,022	1,076,240
2.35%, 04/15/05	(3	) (4)	1,076,022	1,075,962
2.36%, 11/16/05	(3	) (4)	538,011	537,918
National City Bank (Ohio)
2.29%, 08/09/05	(3)		1,076,022	1,075,829
2.35%, 06/23/05	(3)		1,076,022	1,075,871
2.36%, 06/10/05	(3)		538,011	538,084
Nationwide Building Society
2.40%, 01/06/06	(3	) (4)	1,076,022	1,076,022
2.58%, 01/27/06	(3	) (4)	1,829,238	1,829,444
Norddeutsche Landesbank
2.04%, 07/27/05	(3)		1,076,022	1,075,809
Northern Rock PLC
2.02%, 01/13/05	(3)		1,022,221	1,022,221
2.39%, 10/25/05	(3)		2,152,044	2,152,044
Permanent Financing PLC
2.32%, 03/10/05	(3)		1,076,022	1,076,022
2.34%, 09/12/05	(3)		1,345,028	1,345,028
2.35%, 06/10/05	(3)		484,210	484,210
Sedna Finance Inc.
2.37%, 01/10/06	(3)		215,204	215,149
Sigma Finance Inc.
2.01%, 01/09/06	(3)		1,076,022	1,075,787
2.28%, 12/06/05	(3	) (4)	1,076,022	1,075,708
2.34%, 10/07/05	(3	) (4)	376,608	376,519
2.39%, 08/17/05	(3)		538,011	538,040
2.39%, 09/15/05	(3)		1,345,028	1,345,114
2.47%, 11/28/05	(3	) (4)	1,076,022	1,076,897
Tango Finance Corp.
2.24%, 05/17/05	(3	) (4)	893,098	893,082
2.30%, 04/07/05	(3	) (4)	394,900	394,890
2.33%, 02/25/05	(3	) (4)	602,572	602,555
2.36%, 01/18/05	(3	) (4)	473,450	473,448
2.37%, 09/15/05	(3	) (4)	946,899	946,795
2.39%, 07/25/05	(3	) (4)	1,076,022	1,075,962
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)		1,614,033	1,614,033
2.40%, 01/25/05	(3)		1,614,033	1,614,033
WhistleJacket Capital LLC
2.32%, 12/08/05	(3	) (4)	699,414	699,309
2.36%, 07/15/05	(3	) (4)	807,017	806,930
2.36%, 09/15/05	(3)		807,017	806,903
2.36%, 10/14/05	(3	) (4)	538,011	537,969
2.38%, 01/17/06	(3	) (4)	376,608	376,604
2.45%, 06/15/05	(3	) (4)	538,011	537,956
White Pine Finance LLC
2.02%, 07/11/05	(3)		269,006	268,990
2.24%, 11/01/05	(3	) (4)	548,771	548,625
2.27%, 07/05/05	(3)		538,011	537,952
2.29%, 05/20/05	(3)		484,210	484,192

2.35%, 04/15/05	(3) (4)	807,017	806,971
2.37%, 06/15/05	(3) (4)	441,169	441,169
2.37%, 01/13/06	(3) (4)	1,076,022	1,075,903
2.38%, 03/29/05	(3)	462,689	462,665
2.38%, 06/28/05	(3)	720,935	720,863
2.38%, 08/26/05	(3) (4)	538,011	537,942
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	768,280	768,280

			68,900,487

MEDIUM-TERM NOTES—0.11%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	1,076,022	1,075,992
1.51%, 02/15/05	(3) (4)	699,414	699,542
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	807,017	807,015
K2 USA LLC
1.46%, 01/12/05	(3) (4)	538,011	538,010
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	269,006	269,001

			3,389,560

MONEY MARKET FUNDS—0.89%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	4,304,088	4,304,088
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	12,188,214	12,188,214
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	10,760,221	10,760,221
BlackRock Temp Cash Money Market Fund	(3)	200,670	200,670
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	406,010	406,010

			27,859,203

REPURCHASE AGREEMENTS—0.51%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$10,760,221	10,760,221
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	5,380,110	5,380,110

			16,140,331

TIME DEPOSITS—0.77%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	1,076,022	1,076,022
1.33%, 02/10/05	(3)	538,011	538,003
1.39%, 02/02/05	(3)	538,011	538,005
1.39%, 04/08/05	(3)	753,215	753,186
2.63%, 01/04/05	(3)	1,076,022	1,076,022
Bank of America N.A.
1.50%, 01/03/05	(3)	1,101,079	1,101,079
Credit Suisse First Boston
2.34%, 01/14/05	(3)	1,614,033	1,614,033
Fifth Third Bancorp
2.18%, 01/03/05	(3)	1,076,022	1,076,022
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	688,654	688,638
Natexis Banques
2.32%, 02/02/05	(3)	269,006	269,008
National City Bank (Ohio)
1.25%, 01/06/05	(3)	1,076,022	1,076,023

Norddeutsche Landesbank
2.11%, 06/07/05	(3)	1,076,022	1,075,931
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	1,883,039	1,882,967
1.34%, 02/10/05	(3)	430,409	430,403
1.77%, 05/10/05	(3)	538,011	537,992
1.90%, 05/11/05	(3)	538,011	537,992
2.25%, 01/31/05	(3)	538,011	538,011
2.30%, 05/12/05	(3)	269,006	268,938
2.66%, 11/09/05	(3)	1,076,022	1,075,887
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	1,076,022	1,076,023
2.67%, 11/09/05	(3)	430,409	430,373
Washington Mutual Bank
2.27%, 02/02/05	(3)	430,409	430,409
2.35%, 02/02/05	(3)	1,721,635	1,721,621
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	4,304,088	4,304,088

			24,116,676

U.S. GOVERNMENT AGENCY NOTES—0.12%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	753,215	753,890
1.80%, 01/18/05	(3)	500,350	499,976
1.80%, 01/19/05	(3)	538,011	537,581
2.06%, 05/31/05	(3)	536,429	531,886
Federal National Mortgage Association
2.33%, 07/22/05	(3)	1,614,033	1,593,185

			3,916,518

TOTAL SHORT-TERM INVESTMENTS (Cost: $192,769,627)			192,769,627

TOTAL INVESTMENTS IN SECURITIES —106.08% (Cost: $3,172,486,692)	(7)		3,335,359,238
Other Assets, Less Liabilities — (6.08%)			(191,056,203)

NET ASSETS — 100.00%			$3,144,303,035

NVS	- Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $3,214,599,649. Net unrealized appreciation aggregated $120,759,589, of which $233,043,355 represented gross unrealized appreciation on securities and $112,283,766 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.86%

ADVERTISING—0.08%
Harte-Hanks Inc.		5,774	$150,009
Interpublic Group of Companies Inc.	(1)	101,151	1,355,423
Lamar Advertising Co.	(1) (2)	12,682	542,536
Omnicom Group Inc.		21,512	1,813,892
West Corp.	(1)	2,744	90,854

			3,952,714

AEROSPACE & DEFENSE—2.07%
Alliant Techsystems Inc.	(1) (2)	9,526	622,810
Boeing Co. (The)		79,049	4,092,367
General Dynamics Corp.		125,630	13,140,898
Goodrich (B.F.) Co.		88,309	2,882,406
L-3 Communications Holdings Inc.	(2)	37,868	2,773,452
Lockheed Martin Corp.		280,880	15,602,884
Northrop Grumman Corp.		269,469	14,648,335
Raytheon Co.		338,123	13,129,316
United Defense Industries Inc.	(1)	6,791	320,875
United Technologies Corp.		292,738	30,254,472

			97,467,815

AGRICULTURE—2.57%
Altria Group Inc.		1,536,837	93,900,741
Loews Corp.—Carolina Group	(2)	42,990	1,244,560
Monsanto Co.		199,081	11,058,950
Reynolds American Inc.	(2)	112,451	8,838,649
UST Inc.		123,595	5,946,155

			120,989,055

AIRLINES—0.06%
AMR Corp.	(1) (2)	61,141	669,494
Southwest Airlines Co.		125,144	2,037,344

			2,706,838

APPAREL—0.28%
Columbia Sportswear Co.	(1) (2)	1,160	69,148
Jones Apparel Group Inc.	(2)	94,703	3,463,289
Liz Claiborne Inc.		82,740	3,492,455
Polo Ralph Lauren Corp.	(2)	26,714	1,138,016
Reebok International Ltd.	(2)	33,728	1,484,032
VF Corp.		63,420	3,512,200

			13,159,140

AUTO MANUFACTURERS—0.95%
Ford Motor Co.		1,318,696	19,305,709
General Motors Corp.		347,034	13,902,182
Navistar International Corp.	(1)	20,885	918,522
Oshkosh Truck Corp.		2,713	185,515
PACCAR Inc.		131,518	10,584,569

			44,896,497

AUTO PARTS & EQUIPMENT—0.46%
American Axle & Manufacturing Holdings Inc.		29,690	910,295
Autoliv Inc.		71,123	3,435,241
BorgWarner Inc.	(2)	31,800	1,722,606
Dana Corp.		112,263	1,945,518
Delphi Corp.		359,161	3,239,632
Johnson Controls Inc.		107,284	6,806,097
Lear Corp.	(2)	51,659	3,151,716
TRW Automotive Holdings Corp.	(1)	17,944	371,441

			21,582,546

BANKS—11.93%
AmSouth Bancorp		264,103	6,840,268
Associated Bancorp		95,242	3,162,987
Assurant Inc.		59,482	1,817,175
Bank of America Corp.		3,055,106	143,559,431
Bank of Hawaii Corp.		40,139	2,036,653
Bank of New York Co. Inc. (The)		505,273	16,886,224
Banknorth Group Inc.	(2)	129,146	4,726,744
BB&T Corp.		415,744	17,482,035
BOK Financial Corp.	(1) (2)	13,061	636,854
City National Corp.		30,466	2,152,423
Colonial BancGroup Inc. (The)		100,364	2,130,728
Comerica Inc.		129,879	7,925,217
Commerce Bancshares Inc.	(2)	45,924	2,305,385
Compass Bancshares Inc.		91,867	4,471,167
Cullen/Frost Bankers Inc.	(2)	38,687	1,880,188
Fifth Third Bancorp		72,387	3,422,457
First Horizon National Corp.	(2)	92,507	3,987,977
FirstMerit Corp.	(2)	63,882	1,819,998
Fremont General Corp.	(2)	12,906	324,973
Fulton Financial Corp.	(2)	91,978	2,144,007
Genworth Financial Inc. Class A	(2)	93,740	2,530,980
Hibernia Corp. Class A		116,414	3,435,377
Hudson United Bancorp		33,877	1,334,076
Huntington Bancshares Inc.		171,976	4,261,565
International Bancshares Corp.		26,115	1,028,409
KeyCorp		307,597	10,427,538
M&T Bank Corp.		56,396	6,081,745
Marshall & Ilsley Corp.		166,546	7,361,333
Mellon Financial Corp.		220,878	6,871,515
Mercantile Bankshares Corp.	(2)	59,342	3,097,652
National City Corp.		445,366	16,723,493
North Fork Bancorp Inc.		259,882	7,497,596
Northern Trust Corp.		102,187	4,964,244
PNC Financial Services Group		211,408	12,143,276
Popular Inc.		198,735	5,729,530
Regions Financial Corp.		345,553	12,298,231
Sky Financial Group Inc.	(2)	76,980	2,207,017
South Financial Group Inc. (The)	(2)	52,939	1,722,106
State Street Corp.		129,462	6,359,173
SunTrust Banks Inc.		245,805	18,160,073
Synovus Financial Corp.		70,668	2,019,691
TCF Financial Corp.		12,038	386,901
U.S. Bancorp		1,295,415	40,572,398
UnionBanCal Corp.		42,097	2,714,415
Valley National Bancorp	(2)	69,811	1,930,274
W Holding Co. Inc.	(2)	23,364	535,976
Wachovia Corp.		1,205,224	63,394,782
Wells Fargo & Co.		1,264,632	78,596,879
Whitney Holding Corp.		30,756	1,383,712
Wilmington Trust Corp.	(2)	50,057	1,809,561
Zions Bancorporation		66,822	4,545,901

			561,838,310

BEVERAGES—0.51%
Anheuser-Busch Companies Inc.		55,002	2,790,251
Brown-Forman Corp. Class B		20,286	987,522
Coca-Cola Co. (The)		169,215	7,044,420
Coca-Cola Enterprises Inc.		176,112	3,671,935
Constellation Brands Inc.	(1) (2)	68,582	3,189,749
Coors (Adolph) Co. Class B		19,945	1,509,238
Pepsi Bottling Group Inc.		11,529	311,744
PepsiAmericas Inc.		52,757	1,120,559
PepsiCo Inc.		67,901	3,544,432

			24,169,850

BIOTECHNOLOGY—0.11%
Biogen Idec Inc.	(1)	13,186	878,319
ICOS Corp.	(1) (2)	21,351	603,806
Invitrogen Corp.	(1)	20,241	1,358,778
Millennium Pharmaceuticals Inc.	(1)	104,972	1,272,261
Protein Design Labs Inc.	(1) (2)	57,698	1,192,041

			5,305,205

BUILDING MATERIALS—0.43%
Florida Rock Industries Inc.	(2)	16,778	998,794
Lafarge North America Inc.		24,602	1,262,575
Martin Marietta Materials Inc.	(2)	35,872	1,924,892
Masco Corp.		328,341	11,994,297
Vulcan Materials Co.	(2)	76,535	4,179,576

			20,360,134

CHEMICALS—2.72%
Air Products & Chemicals Inc.		170,387	9,877,334
Ashland Inc.		52,686	3,075,809
Cabot Corp.		46,859	1,812,506
Dow Chemical Co. (The)		656,704	32,513,415
Du Pont (E.I.) de Nemours and Co.		749,619	36,768,812
Eastman Chemical Co.	(2)	58,154	3,357,230
Engelhard Corp.		93,382	2,864,026
International Flavors & Fragrances Inc.		10,181	436,154
Lubrizol Corp.		48,632	1,792,576
Lyondell Chemical Co.	(2)	145,516	4,208,323
PPG Industries Inc.		128,626	8,767,148
Praxair Inc.		173,472	7,658,789
Rohm & Haas Co.		119,468	5,284,070
RPM International Inc.	(2)	86,284	1,696,343
Sherwin-Williams Co. (The)		81,800	3,650,734
Sigma-Aldrich Corp.		39,519	2,389,319
Valspar Corp. (The)		38,625	1,931,636

			128,084,224

COAL—0.17%
Arch Coal Inc.	(2)	28,370	1,008,270
CONSOL Energy Inc.		25,546	1,048,663
Massey Energy Co.	(2)	57,064	1,994,387
Peabody Energy Corp.		47,730	3,861,834

			7,913,154

COMMERCIAL SERVICES—0.76%
ADESA Inc.		71,769	1,522,938
BearingPoint Inc.	(1) (2)	99,403	798,206
Cendant Corp.		586,397	13,709,962
Convergys Corp.	(1)	108,167	1,621,423
Deluxe Corp.		37,766	1,409,805
Donnelley (R.R.) & Sons Co.		162,871	5,747,718
Equifax Inc.		31,395	882,199

Laureate Education Inc.	(1)	5,617	247,654
Manpower Inc.		35,294	1,704,700
McKesson Corp.		119,344	3,754,562
MoneyGram International Inc.	(2)	36,477	771,124
Rent-A-Center Inc.	(1)	14,816	392,624
Service Corp. International	(1) (2)	253,888	1,891,466
ServiceMaster Co. (The)		90,974	1,254,531
Viad Corp.		8,770	249,857

			35,958,769

COMPUTERS—3.19%
Affiliated Computer Services Inc. Class A	(1) (2)	28,394	1,709,035
Apple Computer Inc.	(1)	149,796	9,646,862
Cadence Design Systems Inc.	(1) (2)	89,116	1,230,692
Ceridian Corp.	(1)	40,248	735,733
Computer Sciences Corp.	(1)	140,627	7,927,144
Diebold Inc.	(2)	54,401	3,031,768
Electronic Data Systems Corp.	(2)	381,592	8,814,775
EMC Corp.	(1)	366,412	5,448,546
Hewlett-Packard Co.		2,286,867	47,955,601
International Business Machines Corp.		423,122	41,711,367
Maxtor Corp.	(1) (2)	105,301	558,095
NCR Corp.	(1)	14,507	1,004,320
Reynolds & Reynolds Co. (The) Class A		3,126	82,870
SanDisk Corp.	(1) (2)	19,829	495,130
Storage Technology Corp.	(1) (2)	62,824	1,985,867
Sun Microsystems Inc.	(1)	2,493,097	13,412,862
SunGard Data Systems Inc.	(1)	26,893	761,879
Unisys Corp.	(1)	237,447	2,417,210
Western Digital Corp.	(1)	111,878	1,212,758

			150,142,514

COSMETICS & PERSONAL CARE—0.64%
Alberto-Culver Co.		8,524	414,011
Colgate-Palmolive Co.		66,970	3,426,185
Gillette Co. (The)		56,619	2,535,399
Kimberly-Clark Corp.		217,946	14,343,026
Procter & Gamble Co.		169,581	9,340,521

			30,059,142

DISTRIBUTION & WHOLESALE—0.29%
Genuine Parts Co.		130,263	5,739,388
Grainger (W.W.) Inc.		52,937	3,526,663
Hughes Supply Inc.	(2)	28,417	919,290
Ingram Micro Inc. Class A	(1)	78,560	1,634,048
Tech Data Corp.	(1)	43,690	1,983,526

			13,802,915

DIVERSIFIED FINANCIAL SERVICES—11.05%
AmeriCredit Corp.	(1) (2)	118,318	2,892,875
Bear Stearns Companies Inc. (The)		78,666	8,048,318
Capital One Financial Corp.		50,086	4,217,742
CIT Group Inc.		158,739	7,273,421
Citigroup Inc.		3,874,845	186,690,032
Countrywide Financial Corp.		418,815	15,500,344
E*TRADE Financial Corp.	(1)	118,281	1,768,301
Edwards (A.G.) Inc.	(2)	60,060	2,595,193
Federal Home Loan Mortgage Corp.		475,202	35,022,387
Federated Investors Inc. Class B		6,065	184,376
Franklin Resources Inc.		105,634	7,357,408
Friedman, Billings, Ramsey Group Inc. Class A	(2)	45,881	889,633
Goldman Sachs Group Inc. (The)		229,524	23,879,677
IndyMac Bancorp Inc.	(2)	23,605	813,192
Instinet Group Inc.	(1)	86,296	520,365

Janus Capital Group Inc.		179,969	3,025,279
Jefferies Group Inc.	(2)	37,888	1,526,129
JP Morgan Chase & Co.		2,670,291	104,168,052
Lehman Brothers Holdings Inc.		207,540	18,155,599
MBNA Corp.		227,375	6,409,701
Merrill Lynch & Co. Inc.		718,029	42,916,593
Morgan Stanley		719,156	39,927,541
Nuveen Investments Inc. Class A	(2)	4,421	174,497
Providian Financial Corp.	(1)	157,888	2,600,415
Raymond James Financial Inc.	(2)	46,464	1,439,455
Schwab (Charles) Corp. (The)		89,129	1,065,983
Student Loan Corp.		3,006	553,104
Westcorp Inc.		10,841	497,927
WFS Financial Inc.		2,620	133,044

			520,246,583

ELECTRIC—5.60%
Allegheny Energy Inc.	(1) (2)	84,099	1,657,591
ALLETE Inc.		22,183	815,225
Alliant Energy Corp.	(2)	83,631	2,391,847
Ameren Corp.		145,656	7,303,192
American Electric Power Co. Inc.		296,589	10,184,866
CenterPoint Energy Inc.	(2)	202,984	2,293,719
Cinergy Corp.		134,344	5,592,741
Consolidated Edison Inc.	(2)	180,637	7,902,869
Constellation Energy Group Inc.		125,821	5,499,636
Dominion Resources Inc.		244,741	16,578,755
DPL Inc.	(2)	94,231	2,366,140
DTE Energy Co.	(2)	129,490	5,584,904
Duke Energy Corp.		685,718	17,369,237
Edison International		244,264	7,823,776
Energy East Corp.		110,165	2,939,202
Entergy Corp.		172,610	11,666,710
Exelon Corp.		495,389	21,831,793
FirstEnergy Corp.		247,259	9,769,203
FPL Group Inc.	(2)	138,539	10,355,790
Great Plains Energy Inc.	(2)	55,698	1,686,535
Hawaiian Electric Industries Inc.	(2)	59,799	1,743,141
MDU Resources Group Inc.	(2)	86,991	2,320,920
NiSource Inc.		197,317	4,494,881
Northeast Utilities	(2)	96,583	1,820,590
NRG Energy Inc.	(1) (2)	59,123	2,131,384
NSTAR		39,965	2,169,300
OGE Energy Corp.	(2)	65,533	1,737,280
Pepco Holdings Inc.	(2)	140,140	2,987,785
PG&E Corp.	(1)	298,920	9,948,058
Pinnacle West Capital Corp.	(2)	68,506	3,042,351
PPL Corp.		141,630	7,546,046
Progress Energy Inc.		184,857	8,362,931
Public Service Enterprise Group Inc.	(2)	177,372	9,182,548
Puget Energy Inc.		73,874	1,824,688
Reliant Energy Inc.	(1) (2)	222,689	3,039,705
SCANA Corp.		83,444	3,287,694
Southern Co. (The)		552,731	18,527,543
TECO Energy Inc.		149,469	2,292,854
TXU Corp.	(2)	222,474	14,362,921
Westar Energy Inc.		64,392	1,472,645
Wisconsin Energy Corp.	(2)	88,920	2,997,493
WPS Resources Corp.	(2)	27,556	1,376,698
Xcel Energy Inc.		298,134	5,426,039

			263,709,226

ELECTRICAL COMPONENTS & EQUIPMENT—0.51%
American Power Conversion Corp.	(2)	59,923	1,282,352
AMETEK Inc.		14,400	513,648
Emerson Electric Co.		251,695	17,643,819
Energizer Holdings Inc.	(1) (2)	31,643	1,572,341
Hubbell Inc. Class B	(2)	45,122	2,359,881
Molex Inc.		17,974	539,220

			23,911,261

ELECTRONICS—0.46%
Agilent Technologies Inc.	(1)	32,250	777,225
Applera Corp. - Applied Biosystems Group	(2)	151,662	3,171,252
Arrow Electronics Inc.	(1) (2)	86,689	2,106,543
Avnet Inc.	(1) (2)	90,974	1,659,366
AVX Corp.	(2)	25,487	321,136
Cogent Inc.	(1)	4,803	158,499
Mettler Toledo International Inc.	(1) (2)	14,197	728,448
Parker Hannifin Corp.		89,640	6,789,334
PerkinElmer Inc.		45,719	1,028,220
Sanmina-SCI Corp.	(1)	193,925	1,642,545
Tektronix Inc.		9,436	285,062
Thermo Electron Corp.	(1)	53,870	1,626,335
Vishay Intertechnology Inc.	(1) (2)	87,315	1,311,471

			21,605,436

ENGINEERING & CONSTRUCTION—0.05%
Fluor Corp.	(2)	37,669	2,053,337
Jacobs Engineering Group Inc.	(1) (2)	8,461	404,351

			2,457,688

ENTERTAINMENT—0.03%
DreamWorks Animation SKG Inc. Class A	(1) (2)	13,145	493,069
International Speedway Corp. Class A	(2)	3,133	165,422
Metro-Goldwyn-Mayer Inc.	(2)	31,563	374,968
Regal Entertainment Group Class A		26,594	551,825

			1,585,284

ENVIRONMENTAL CONTROL—0.18%
Allied Waste Industries Inc.	(1)	120,753	1,120,588
Nalco Holding Co.	(1)	27,865	543,925
Republic Services Inc.		115,775	3,883,093
Waste Management Inc.		91,732	2,746,456

			8,294,062

FOOD—2.17%
Albertson’s Inc.	(2)	275,711	6,583,979
Archer-Daniels-Midland Co.		436,576	9,740,011
Campbell Soup Co.		86,825	2,595,199
ConAgra Foods Inc.		396,095	11,664,998
Dean Foods Co.	(1)	111,167	3,662,953
Del Monte Foods Co.	(1) (2)	137,768	1,518,203
General Mills Inc.	(2)	217,300	10,801,983
Heinz (H.J.) Co.		128,254	5,000,623
Hershey Foods Corp.		28,704	1,594,220
Hormel Foods Corp.		55,392	1,736,539
Kellogg Co.		77,976	3,482,408
Kraft Foods Inc.	(2)	199,963	7,120,682
Kroger Co.	(1)	552,765	9,695,498
McCormick & Co. Inc. NVS		25,589	987,735
Pilgrim’s Pride Corp.		11,169	342,665
Safeway Inc.	(1)	334,626	6,605,517
Sara Lee Corp.		304,567	7,352,247
Smithfield Foods Inc.	(1)	63,193	1,869,881
Smucker (J.M.) Co. (The)	(2)	42,721	2,010,877
SUPERVALU Inc.		100,947	3,484,690
Tootsie Roll Industries Inc.	(2)	18,251	632,032

Tyson Foods Inc. Class A		163,077	3,000,617
Wrigley (William Jr.) Co.		7,330	507,163

			101,990,720

FOREST PRODUCTS & PAPER—0.99%
Bowater Inc.	(2)	41,374	1,819,215
Georgia-Pacific Corp.		191,149	7,164,265
International Paper Co.		363,888	15,283,296
Louisiana-Pacific Corp.		81,892	2,189,792
MeadWestvaco Corp.		150,454	5,098,886
Neenah Paper Inc.	(1)	6,675	217,605
Temple-Inland Inc.		41,536	2,841,062
Weyerhaeuser Co.		179,492	12,065,452

			46,679,573

GAS—0.37%
AGL Resources Inc.	(2)	55,769	1,853,762
KeySpan Corp.	(2)	119,546	4,716,090
ONEOK Inc.	(2)	76,479	2,173,533
Sempra Energy		153,204	5,619,523
UGI Corp.	(2)	38,363	1,569,430
Vectren Corp.	(2)	57,117	1,530,736

			17,463,074

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.		7,356	649,755
Snap-On Inc.		43,948	1,510,053
Stanley Works (The)		52,858	2,589,513

			4,749,321

HEALTH CARE-PRODUCTS—0.10%
Bausch & Lomb Inc.		14,700	947,562
Baxter International Inc.		42,370	1,463,460
Dade Behring Holdings Inc.	(1)	4,054	227,024
Henry Schein Inc.	(1) (2)	3,252	226,469
Hillenbrand Industries Inc.	(2)	31,511	1,750,121

			4,614,636

HEALTH CARE-SERVICES—0.94%
Aetna Inc.		79,054	9,861,986
Community Health Systems Inc.	(1)	22,572	629,307
HCA Inc.	(2)	210,791	8,423,208
Health Management Associates Inc. Class A		20,173	458,331
Health Net Inc.	(1) (2)	84,052	2,426,581
Humana Inc.	(1)	120,464	3,576,576
Laboratory Corp. of America Holdings	(1)	5,923	295,084
Manor Care Inc.		13,182	467,038
PacifiCare Health Systems Inc.	(1) (2)	49,577	2,802,092
Tenet Healthcare Corp.	(1)	349,142	3,833,579
Triad Hospitals Inc.	(1) (2)	36,754	1,367,616
Universal Health Services Inc. Class B		16,955	754,498
WellChoice Inc.	(1)	10,726	572,768
WellPoint Inc.	(1)	76,551	8,803,365

			44,272,029

HOLDING COMPANIES—DIVERSIFIED—0.06%
Leucadia National Corp.	(2)	38,917	2,703,953

			2,703,953

HOME BUILDERS—0.43%
Centex Corp.		47,992	2,859,363
D.R. Horton Inc.		78,706	3,172,639
Hovnanian Enterprises Inc. Class A	(1)	6,079	301,032
KB Home		24,874	2,596,846

Lennar Corp. Class A	(2)	57,094	3,236,088
M.D.C. Holdings Inc.		7,607	657,549
Pulte Homes Inc.		45,858	2,925,740
Ryland Group Inc.	(2)	30,264	1,741,391
Standard-Pacific Corp.	(2)	24,306	1,558,987
Toll Brothers Inc.	(1) (2)	20,484	1,405,407

			20,455,042

HOME FURNISHINGS—0.14%
Leggett & Platt Inc.	(2)	89,126	2,533,852
Maytag Corp.	(2)	25,940	547,334
Whirlpool Corp.		51,679	3,576,704

			6,657,890

HOUSEHOLD PRODUCTS & WARES—0.07%
Clorox Co.		32,957	1,942,156
Fortune Brands Inc.		6,464	498,892
Scotts Co. (The) Class A	(1)	12,419	913,045

			3,354,093

HOUSEWARES—0.10%
Newell Rubbermaid Inc.	(2)	190,980	4,619,806

			4,619,806

INSURANCE—5.74%
AFLAC Inc.		37,048	1,475,992
Alleghany Corp.	(1) (2)	3,518	1,003,510
Allmerica Financial Corp.	(1)	39,512	1,297,179
Allstate Corp. (The)		526,588	27,235,131
Ambac Financial Group Inc.		61,571	5,056,826
American Financial Group Inc.		27,385	857,424
American International Group Inc.		571,727	37,545,312
American National Insurance Co.		6,011	626,106
AON Corp.		235,285	5,613,900
Berkley (W.R.) Corp.		49,724	2,345,481
Chubb Corp.		142,212	10,936,103
CIGNA Corp.		100,649	8,209,939
Cincinnati Financial Corp.		110,902	4,908,523
CNA Financial Corp.	(1)	19,676	525,546
Conseco Inc.	(1) (2)	113,779	2,269,891
Erie Indemnity Co. Class A	(2)	21,030	1,105,547
Fidelity National Financial Inc.		120,641	5,509,674
First American Corp.	(2)	58,158	2,043,672
Gallagher (Arthur J.) & Co.		3,793	123,273
Hartford Financial Services Group Inc.	(2)	218,883	15,170,781
HCC Insurance Holdings Inc.		37,590	1,244,981
Jefferson-Pilot Corp.		104,417	5,425,507
Lincoln National Corp.		130,171	6,076,382
Loews Corp.		111,390	7,830,717
Market Corp.	(1) (2)	3,495	1,272,180
MBIA Inc.		108,257	6,850,503
Mercury General Corp.	(2)	19,370	1,160,650
MetLife Inc.		301,413	12,210,241
MGIC Investment Corp.	(2)	73,754	5,082,388
Nationwide Financial Services Inc.		42,592	1,628,292
Odyssey Re Holdings Corp.	(2)	9,704	244,638
Old Republic International Corp.		136,489	3,453,172
PMI Group Inc. (The)	(2)	71,963	3,004,455
Principal Financial Group Inc.		239,287	9,796,410
Progressive Corp. (The)		126,514	10,733,448
Protective Life Corp.	(2)	52,186	2,227,820
Prudential Financial Inc.		329,256	18,095,910
Radian Group Inc.		45,580	2,426,679
Reinsurance Group of America Inc.	(2)	21,640	1,048,458

SAFECO Corp.		94,689	4,946,553
St. Paul Travelers Companies Inc.		499,996	18,534,852
StanCorp Financial Group Inc.		21,740	1,793,550
Torchmark Corp.		83,431	4,767,247
Transatlantic Holdings Inc.	(2)	18,063	1,116,835
Unitrin Inc.		20,186	917,454
UNUMProvident Corp.	(2)	221,085	3,966,265
Wesco Financial Corp.	(2)	992	389,856

			270,105,253

INTERNET—0.18%
Avocent Corp.	(1)	4,750	192,470
CheckFree Corp.	(1) (2)	21,699	826,298
Google Inc. Class A	(1) (2)	1,163	224,575
IAC/InterActiveCorp	(1) (2)	132,516	3,660,092
McAfee Inc.	(1)	18,949	548,195
TIBCO Software Inc.	(1)	31,284	417,329
VeriSign Inc.	(1)	57,266	1,919,556
WebMD Corp.	(1) (2)	91,994	750,671

			8,539,186

INVESTMENT COMPANIES—0.08%
Allied Capital Corp.	(2)	96,734	2,499,607
American Capital Strategies Ltd.		42,139	1,405,336

			3,904,943

IRON & STEEL—0.17%
International Steel Group Inc.	(1) (2)	11,584	469,847
Nucor Corp.		59,463	3,112,293
United States Steel Corp.	(2)	84,583	4,334,879

			7,917,019

LEISURE TIME—0.08%
Brunswick Corp.		29,504	1,460,448
Sabre Holdings Corp.		103,590	2,295,554

			3,756,002

LODGING—0.37%
Caesars Entertainment Inc.	(1)	230,417	4,640,598
Harrah’s Entertainment Inc.		38,414	2,569,512
Hilton Hotels Corp.		41,177	936,365
Marriott International Inc. Class A		17,316	1,090,562
MGM Mirage	(1)	35,945	2,614,639
Starwood Hotels & Resorts Worldwide Inc.	(2)	99,084	5,786,506

			17,638,182

MACHINERY—0.44%
AGCO Corp.	(1) (2)	67,015	1,466,958
Briggs & Stratton Corp.		8,602	357,671
Caterpillar Inc.		60,502	5,899,550
Cummins Inc.	(2)	30,211	2,531,380
Deere & Co.		107,872	8,025,677
Rockwell Automation Inc.		48,703	2,413,234

			20,694,470

MANUFACTURING—6.77%
Brink’s Co. (The)		2,610	103,147
Carlisle Companies Inc.	(2)	23,236	1,508,481
Crane Co.		38,377	1,106,793
Dover Corp.		29,289	1,228,381
Eastman Kodak Co.	(2)	214,889	6,930,170
Eaton Corp.		112,905	8,169,806
General Electric Co.		6,991,014	255,172,011
Harsco Corp.		20,334	1,133,417

Honeywell International Inc.		643,947	22,802,163
Illinois Tool Works Inc.		10,879	1,008,266
ITT Industries Inc.		43,924	3,709,382
Pall Corp.		86,444	2,502,554
Pentair Inc.	(2)	75,264	3,278,500
Roper Industries Inc.		3,693	224,424
SPX Corp.	(2)	53,710	2,151,623
Teleflex Inc.	(2)	26,454	1,374,021
Textron Inc.		88,843	6,556,613

			318,959,752

MEDIA—4.99%
Belo (A.H.) Corp.	(2)	29,955	786,019
Cablevision Systems Corp.	(1)	17,167	427,458
Citadel Broadcasting Corp.	(1) (2)	20,840	337,191
Clear Channel Communications Inc.		208,430	6,980,321
Comcast Corp. Class A	(1)	1,604,882	53,410,473
Cox Radio Inc. Class A	(1)	15,895	261,950
Dex Media Inc.	(2)	13,886	346,595
DIRECTV Group Inc. (The)	(1)	54,006	904,060
Entercom Communications Corp.	(1)	13,875	497,974
Fox Entertainment Group Inc. Class A	(1)	106,511	3,329,534
Gannett Co. Inc.		191,319	15,630,762
Gemstar-TV Guide International Inc.	(1)	111,475	659,932
Hearst-Argyle Television Inc.		22,684	598,404
Knight Ridder Inc.		49,116	3,287,825
Lee Enterprises Inc.	(2)	33,978	1,565,706
Liberty Media Corp. Class A		1,053,522	11,567,672
Liberty Media International Inc. Class A	(1) (2)	43,346	2,003,886
McClatchy Co. (The) Class A	(2)	14,107	1,013,024
Media General Inc. Class A	(2)	9,084	588,734
New York Times Co. Class A		10,247	418,078
Radio One Inc. Class D	(1) (2)	32,527	524,335
Sirius Satellite Radio Inc.	(1) (2)	926,504	7,087,756
Time Warner Inc.	(1)	2,669,119	51,887,673
Tribune Co.		186,455	7,857,214
UnitedGlobalCom Inc. Class A	(1) (2)	54,947	530,788
Univision Communications Inc. Class A	(1)	69,037	2,020,713
Viacom Inc. Class B		838,427	30,510,359
Walt Disney Co. (The)		1,081,218	30,057,860

			235,092,296

METAL FABRICATE & HARDWARE—0.05%
Precision Castparts Corp.		22,398	1,471,101
Timken Co. (The)		24,599	640,066
Worthington Industries Inc.		8,852	173,322

			2,284,489

MINING—0.45%
Alcoa Inc.		230,098	7,229,679
Newmont Mining Corp.		107,919	4,792,683
Owens-Illinois Inc.	(1)	82,017	1,857,685
Phelps Dodge Corp.		70,101	6,934,391
Southern Peru Copper Corp.	(2)	4,736	223,587

			21,038,025

OFFICE & BUSINESS EQUIPMENT—0.30%
IKON Office Solutions Inc.	(2)	90,499	1,046,168
Pitney Bowes Inc.		77,179	3,571,844
Xerox Corp.	(1)	545,317	9,275,842

			13,893,854

OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	(2)	36,596	506,489

			506,489

OIL & GAS—11.01%
Amerada Hess Corp.		58,043	4,781,582
Anadarko Petroleum Corp.		188,800	12,236,128
Apache Corp.		243,786	12,328,258
Burlington Resources Inc.		262,297	11,409,920
Chesapeake Energy Corp.	(2)	200,383	3,306,320
ChevronTexaco Corp.		1,603,766	84,213,753
ConocoPhillips		513,975	44,628,449
Devon Energy Corp.		359,389	13,987,420
Diamond Offshore Drilling Inc.	(2)	20,947	838,927
ENSCO International Inc.		49,644	1,575,701
EOG Resources Inc.		87,399	6,236,793
Exxon Mobil Corp.		4,900,461	251,197,631
Kerr-McGee Corp.		98,776	5,708,265
Marathon Oil Corp.		258,941	9,738,771
Murphy Oil Corp.		61,237	4,926,517
Newfield Exploration Co.	(1)	24,058	1,420,625
Noble Energy Inc.	(2)	43,654	2,691,706
Occidental Petroleum Corp.		293,202	17,111,269
Patterson-UTI Energy Inc.		8,737	169,935
Pioneer Natural Resources Co.	(2)	89,966	3,157,807
Pogo Producing Co.		38,393	1,861,677
Premcor Inc.		29,439	1,241,443
Pride International Inc.	(1) (2)	43,439	892,237
Rowan Companies Inc.	(1)	38,638	1,000,724
Sunoco Inc.		56,675	4,630,914
Unocal Corp.		197,580	8,543,359
Valero Energy Corp.		193,011	8,762,699

			518,598,830

OIL & GAS SERVICES—0.11%
Cooper Cameron Corp.	(1) (2)	32,057	1,724,987
National-Oilwell Inc.	(1) (2)	22,725	801,965
Tidewater Inc.	(2)	24,027	855,601
Varco International Inc.	(1)	62,905	1,833,681

			5,216,234

PACKAGING & CONTAINERS—0.26%
Ball Corp.		42,318	1,861,146
Bemis Co. Inc.		79,653	2,317,106
Packaging Corporation of America	(2)	45,363	1,068,299
Pactiv Corp.	(1)	37,919	958,972
Sealed Air Corp.	(1)	10,012	533,339
Smurfit-Stone Container Corp.	(2)	188,495	3,521,087
Sonoco Products Co.		73,643	2,183,515

			12,443,464

PHARMACEUTICALS—2.09%
AmerisourceBergen Corp.		58,305	3,421,337
Bristol-Myers Squibb Co.		1,028,798	26,357,805
Caremark Rx Inc.	(1)	149,206	5,883,193
Eyetech Pharmaceuticals Inc.	(1)	652	29,666
Hospira Inc.	(1)	116,941	3,917,524
King Pharmaceuticals Inc.	(1)	181,492	2,250,501
Medco Health Solutions Inc.	(1)	114,774	4,774,598
Merck & Co. Inc.		922,607	29,652,589
Omnicare Inc.		14,479	501,263
Watson Pharmaceuticals Inc.	(1)	58,655	1,924,471
Wyeth		467,739	19,921,004

			98,633,951

PIPELINES—0.55%
Dynegy Inc. Class A	(1) (2)	211,743	978,253
El Paso Corp.		480,671	4,998,978
Equitable Resources Inc.	(2)	46,946	2,847,744
Kinder Morgan Inc.	(2)	60,161	4,399,574
National Fuel Gas Co.	(2)	54,535	1,545,522
Questar Corp.		62,815	3,201,052
Western Gas Resources Inc.	(2)	39,423	1,153,123
Williams Companies Inc.		417,213	6,796,400

			25,920,646

REAL ESTATE—0.03%
Forest City Enterprises Inc. Class A	(2)	23,065	1,327,391

			1,327,391

REAL ESTATE INVESTMENT TRUSTS—2.89%
AMB Property Corp.		62,136	2,509,673
Annaly Mortgage Management Inc.	(2)	88,150	1,729,503
Apartment Investment & Management Co. Class A		70,777	2,727,746
Archstone-Smith Trust		146,245	5,601,184
Arden Realty Group Inc.	(2)	49,370	1,862,236
AvalonBay Communities Inc.	(2)	53,721	4,045,191
Boston Properties Inc.	(2)	61,973	4,007,794
BRE Properties Inc. Class A	(2)	37,244	1,501,306
Camden Property Trust	(2)	30,042	1,532,142
CBL & Associates Properties Inc.	(2)	8,861	676,537
CenterPoint Properties Trust	(2)	34,694	1,661,496
Crescent Real Estate Equities Co.		57,664	1,052,945
Developers Diversified Realty Corp.		76,422	3,390,844
Duke Realty Corp.	(2)	106,006	3,619,045
Equity Office Properties Trust		302,562	8,810,605
Equity Residential		210,061	7,600,007
Federal Realty Investment Trust	(2)	38,722	1,999,991
General Growth Properties Inc.		142,975	5,169,976
Health Care Property Investors Inc.		99,162	2,745,796
Health Care REIT Inc.	(2)	38,206	1,457,559
Hospitality Properties Trust	(2)	50,597	2,327,462
Host Marriott Corp.		259,158	4,483,433
HRPT Properties Trust		133,589	1,713,947
iStar Financial Inc.		82,403	3,729,560
Kimco Realty Corp.	(2)	72,795	4,221,382
Liberty Property Trust	(2)	63,611	2,747,995
Macerich Co. (The)		44,036	2,765,461
Mack-Cali Realty Corp.		45,649	2,101,223
Mills Corp.		23,978	1,528,837
New Plan Excel Realty Trust Inc.	(2)	75,059	2,032,598
Pan Pacific Retail Properties Inc.		30,225	1,895,108
Plum Creek Timber Co. Inc.		137,395	5,281,464
ProLogis		135,991	5,892,490
Public Storage Inc.	(2)	61,378	3,421,824
Rayonier Inc.	(2)	37,312	1,824,930
Reckson Associates Realty Corp.	(2)	57,294	1,879,816
Regency Centers Corp.	(2)	18,818	1,042,517
Shurgard Storage Centers Inc. Class A	(2)	34,190	1,504,702
Simon Property Group Inc.		125,576	8,121,000
SL Green Realty Corp.	(2)	30,223	1,830,003
Thornburg Mortgage Inc.	(2)	67,068	1,942,289
Trizec Properties Inc.		65,714	1,243,309
United Dominion Realty Trust Inc.	(2)	95,265	2,362,572
Ventas Inc.		28,135	771,180
Vornado Realty Trust		71,916	5,474,965
Weingarten Realty Investors		5,351	214,575

			136,056,218

RETAIL—2.92%
American Eagle Outfitters Inc.		3,061	144,173
AnnTaylor Stores Corp.	(1) (2)	16,080	346,202
AutoNation Inc.	(1)	131,081	2,518,066
Barnes & Noble Inc.	(1)	35,777	1,154,524
Big Lots Inc.	(1) (2)	50,874	617,102
BJ’s Wholesale Club Inc.	(1) (2)	52,633	1,533,199
Blockbuster Inc.	(2)	94,444	900,996
Borders Group Inc.	(2)	57,819	1,468,603
Brinker International Inc.	(1)	6,580	230,761
Cabela’s Inc. Class A	(1) (2)	2,272	51,665
Circuit City Stores Inc.		123,931	1,938,281
Claire’s Stores Inc.		5,793	123,101
Costco Wholesale Corp.		322,699	15,621,859
CVS Corp.		263,863	11,892,305
Darden Restaurants Inc.		67,926	1,884,267
Dillard’s Inc. Class A	(2)	44,541	1,196,817
Federated Department Stores Inc.		127,609	7,374,524
Foot Locker Inc.		68,134	1,834,849
Home Depot Inc.		139,478	5,961,290
Kmart Holding Corp.	(1) (2)	35,460	3,508,767
Limited Brands Inc.		255,006	5,870,238
May Department Stores Co. (The)		217,462	6,393,383
McDonald’s Corp.		943,857	30,260,055
Neiman-Marcus Group Inc. Class A	(2)	32,009	2,289,924
Nordstrom Inc.		26,772	1,251,056
Office Depot Inc.	(1)	234,296	4,067,379
OfficeMax Inc.		65,267	2,048,078
Outback Steakhouse Inc.	(2)	4,940	226,153
Penney (J.C.) Co. Inc. (Holding Co.)		182,660	7,562,124
Pier 1 Imports Inc.	(2)	35,361	696,612
Regis Corp.		18,857	870,251
Rite Aid Corp.	(1)	36,627	134,055
Saks Inc.	(2)	95,474	1,385,328
Sears, Roebuck and Co.		159,526	8,140,612
Toys R Us Inc.	(1)	160,520	3,285,844
Wendy’s International Inc.		74,922	2,941,438

			137,723,881

SAVINGS & LOANS—1.18%
Astoria Financial Corp.		58,662	2,344,720
Capitol Federal Financial	(2)	15,804	568,944
Golden West Financial Corp.		127,898	7,855,495
Independence Community Bank Corp.		62,300	2,652,734
New York Community Bancorp Inc.	(2)	197,833	4,069,425
People’s Bank		28,602	1,112,332
Sovereign Bancorp Inc.		256,926	5,793,681
Washington Federal Inc.	(2)	59,292	1,573,610
Washington Mutual Inc.		652,700	27,596,156
Webster Financial Corp.		38,802	1,964,933

			55,532,030

SEMICONDUCTORS—0.24%
Advanced Micro Devices Inc.	(1)	122,023	2,686,946
Applied Micro Circuits Corp.	(1)	123,964	521,888
Conexant Systems Inc.	(1)	160,412	319,220
Fairchild Semiconductor International Inc. Class A	(1) (2)	40,885	664,790
Freescale Semiconductor Inc. Class B	(1)	52,865	970,601
International Rectifier Corp.	(1)	8,839	393,954
Intersil Corp. Class A		55,267	925,170
LSI Logic Corp.	(1)	154,595	847,181
Micron Technology Inc.	(1)	229,984	2,840,302
Novellus Systems Inc.		25,902	722,407
QLogic Corp.	(1)	11,181	410,678

			11,303,137

SOFTWARE—1.08%
Activision Inc.	(1)	17,020	343,463
Automatic Data Processing Inc.		61,536	2,729,122
BMC Software Inc.	(1)	120,086	2,233,600
Compuware Corp.	(1)	286,063	1,850,828
Fair Isaac Corp.		7,352	269,671
Microsoft Corp.		1,382,152	36,917,280
NAVTEQ Corp.	(1)	7,029	325,864
Oracle Corp.	(1)	297,545	4,082,317
Siebel Systems Inc.	(1)	75,320	790,860
Sybase Inc.	(1) (2)	73,347	1,463,273

			51,006,278

TELECOMMUNICATIONS—5.97%
ADC Telecommunications Inc.	(1)	184,843	495,379
Alltel Corp.		230,993	13,573,149
American Tower Corp. Class A	(1) (2)	161,773	2,976,623
Andrew Corp.	(1)	68,991	940,347
AT&T Corp.		595,112	11,342,835
BellSouth Corp.		1,374,714	38,203,302
CenturyTel Inc.		104,087	3,691,966
CIENA Corp.	(1)	385,710	1,288,271
Citizens Communications Co.		250,221	3,450,548
Comverse Technology Inc.	(1)	65,679	1,605,852
Corning Inc.	(1)	160,363	1,887,473
Crown Castle International Corp.	(1)	71,569	1,190,908
Foundry Networks Inc.	(1)	29,292	385,483
Harris Corp.		17,201	1,062,850
Lucent Technologies Inc.	(1) (2)	3,212,439	12,078,771
NTL Inc.	(1) (2)	51,634	3,767,217
Polycom Inc.	(1)	27,098	631,925
Qwest Communications International Inc.	(1)	1,109,529	4,926,309
SBC Communications Inc.		2,481,911	63,958,846
Scientific-Atlanta Inc.		114,948	3,794,433
Sprint Corp. (FON Group)		832,759	20,694,061
Telephone & Data Systems Inc.		20,733	1,595,404
Tellabs Inc.	(1)	206,317	1,772,260
3Com Corp.	(1)	295,610	1,232,694
United States Cellular Corp.	(1) (2)	5,809	260,011
UTStarcom Inc.	(1) (2)	7,559	167,432
Verizon Communications Inc.		2,076,033	84,100,097

			281,074,446

TEXTILES—0.04%
Mohawk Industries Inc.	(1)	18,740	1,710,025

			1,710,025

TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.		116,606	2,259,824
Mattel Inc.		178,268	3,474,443

			5,734,267

TRANSPORTATION—1.13%
Burlington Northern Santa Fe Corp.		277,998	13,152,085
CNF Inc.		26,771	1,341,227
CSX Corp.		160,965	6,451,477
FedEx Corp.		53,065	5,226,372
Norfolk Southern Corp.		293,902	10,636,313
Ryder System Inc.		26,514	1,266,574
Union Pacific Corp.		194,237	13,062,438
Yellow Roadway Corp.	(1) (2)	36,038	2,007,677

			53,144,163

WATER—0.04%
Aqua America Inc.	(2)	69,933	1,719,652

			1,719,652

TOTAL COMMON STOCKS (Cost: $4,148,398,177)			4,703,233,072

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.30%

COMMERCIAL PAPER—1.57%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$820,546	820,390
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	410,273	410,247
2.33%, 01/10/05	(3)	820,546	820,174
Barton Capital Corp.
2.27%, 01/04/05	(3)	1,679,657	1,679,551
2.27%, 01/10/05	(3)	1,824,828	1,824,022
2.30%, 01/21/05	(3)	663,395	662,632
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	2,010,370	2,010,118
2.29%, 01/07/05	(3)	1,641,091	1,640,674
Cantabric Finance LLC
2.27%, 01/03/05	(3)	853,367	853,367
2.28%, 01/03/05	(3)	951,833	951,833
2.38%, 01/20/05	(3)	1,641,091	1,639,247
Chariot Funding LLC
2.31%, 01/11/05	(3)	1,250,725	1,250,083
Corporate Asset Funding
2.21%, 02/07/05	(3)	1,230,818	1,228,180
2.26%, 02/03/05	(3)	1,641,091	1,637,897
CRC Funding LLC
2.21%, 02/07/05	(3)	410,273	409,393
Den Danske Bank NY
2.25%, 01/03/05	(3)	410,273	410,273
DEPFA Bank PLC
2.28%, 05/03/05	(3)	820,546	814,323
Edison Asset Securitization
2.26%, 05/04/05	(3)	2,051,364	2,035,782
Fairway Finance Corp.
2.55%, 01/03/05	(3)	1,582,422	1,582,422
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	328,218	328,011
2.30%, 02/02/05	(3)	1,641,091	1,637,946
2.31%, 01/11/05	(3)	1,660,998	1,660,145
2.33%, 01/12/05	(3)	764,962	764,516
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	820,546	820,082
2.28%, 04/27/05	(3)	1,230,818	1,221,932
Fortis Funding LLC
2.35%, 05/09/05	(3)	2,297,528	2,278,630
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	820,546	820,177
General Electric Capital Corp.
2.24%, 02/02/05	(3)	4,923,274	4,914,083
2.26%, 01/05/05	(3)	1,641,091	1,640,885
2.29%, 01/24/05	(3)	410,273	409,725
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	574,382	573,767
2.38%, 01/19/05	(3)	656,436	655,743

GIRO Funding US Corp.
2.20%, 02/08/05	(3)	911,183	909,178
2.30%, 02/02/05	(3)	410,273	409,486
2.33%, 02/03/05	(3)	410,273	409,450
Grampian Funding LLC
2.27%, 02/01/05	(3)	1,230,818	1,228,568
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	683,547	683,242
2.30%, 02/01/05	(3)	820,546	819,025
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	1,380,945	1,380,141
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	953,080	952,652
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	559,809	559,668
2.32%, 01/10/05	(3)	843,948	843,567
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	1,066,709	1,064,784
Nationwide Building Society
2.21%, 02/10/05	(3)	1,641,091	1,637,263
New Center Asset Trust
2.25%, 02/02/05	(3)	1,542,626	1,539,733
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	823,795	822,949
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	820,546	819,707
2.30%, 02/02/05	(3)	820,546	818,973
2.34%, 01/20/05	(3)	1,230,818	1,229,458
Scaldis Capital LLC
2.28%, 01/07/05	(3)	1,476,982	1,476,608
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	986,690	986,627
2.28%, 02/02/05	(3)	1,046,130	1,044,142
Sydney Capital Corp.
2.25%, 01/18/05	(3)	820,546	819,776
2.29%, 01/06/05	(3)	1,206,530	1,206,300
Tulip Funding Corp.
2.25%, 01/14/05	(3)	820,546	819,981
2.35%, 01/13/05	(3)	2,390,840	2,389,280
2.36%, 01/24/05	(3)	1,641,091	1,638,832
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	3,282,182	3,281,970
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	820,546	820,443
2.30%, 01/07/05	(3)	820,546	820,336
2.32%, 01/14/05	(3)	820,546	819,964
Yorktown Capital LLC
2.32%, 01/10/05	(3)	820,546	820,175
2.34%, 01/13/05	(3)	410,273	410,006

			73,888,534

FLOATING RATE NOTES—2.23%
American Express Credit Corp.
2.43%, 10/26/05	(3)	3,282,182	3,283,516
Bank of Nova Scotia
2.34%, 09/26/05	(3)	410,273	410,140
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	984,655	984,589
2.32%, 09/23/05	(3) (4)	1,476,982	1,476,556
2.32%, 09/27/05	(3) (4)	1,312,873	1,312,489
2.44%, 03/15/05	(3) (4)	820,546	820,677
2.47%, 10/27/05	(3) (4)	1,559,037	1,560,435

Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	2,461,637	2,461,081
2.34%, 12/14/05	(3)	1,476,982	1,476,528
2.36%, 10/31/05	(3)	1,641,091	1,640,741
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	2,904,731	2,904,731
CC USA Inc.
2.06%, 07/29/05	(3) (4)	1,641,091	1,640,811
2.27%, 05/04/05	(3) (4)	1,641,091	1,640,982
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	410,273	410,273
Den Danske Bank NY
2.32%, 08/12/05	(3)	1,641,091	1,640,793
2.33%, 10/17/05	(3)	1,641,091	1,640,706
2.35%, 08/26/05	(3)	1,641,091	1,640,774
DEPFA Bank PLC
2.47%, 09/15/05	(3)	1,641,091	1,641,091
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	1,362,106	1,361,874
Fairway Finance LLC
2.35%, 03/14/05	(3)	1,641,091	1,641,091
2.37%, 01/20/05	(3)	820,546	820,546
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	3,282,182	3,282,182
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	1,312,873	1,312,831
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	941,247	941,247
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	1,641,091	1,641,091
K2 USA LLC
2.05%, 07/25/05	(3) (4)	820,546	820,454
2.33%, 06/10/05	(3) (4)	1,641,091	1,641,004
2.33%, 09/12/05	(3) (4)	1,641,091	1,640,866
2.39%, 10/20/05	(3) (4)	1,641,091	1,641,136
Links Finance LLC
2.12%, 04/25/05	(3)	1,641,091	1,641,423
2.35%, 04/15/05	(3) (4)	1,641,091	1,640,999
2.36%, 11/16/05	(3) (4)	820,546	820,403
National City Bank (Ohio)
2.29%, 08/09/05	(3)	1,641,091	1,640,797
2.35%, 06/23/05	(3)	1,641,091	1,640,861
2.36%, 06/10/05	(3)	820,546	820,657
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	1,641,091	1,641,091
2.58%, 01/27/06	(3) (4)	2,789,855	2,790,170
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	1,641,091	1,640,767
Northern Rock PLC
2.02%, 01/13/05	(3)	1,559,037	1,559,037
2.39%, 10/25/05	(3)	3,282,182	3,282,182
Permanent Financing PLC
2.32%, 03/10/05	(3)	1,641,091	1,641,091
2.34%, 09/12/05	(3)	2,051,364	2,051,364
2.35%, 06/10/05	(3)	738,491	738,491
Sedna Finance Inc.
2.37%, 01/10/06	(3)	328,218	328,134
Sigma Finance Inc.
2.01%, 01/09/06	(3)	1,641,091	1,640,733
2.28%, 12/06/05	(3) (4)	1,641,091	1,640,612
2.34%, 10/07/05	(3) (4)	574,382	574,247
2.39%, 08/17/05	(3)	820,546	820,590
2.39%, 09/15/05	(3)	2,051,364	2,051,496
2.47%, 11/28/05	(3) (4)	1,641,091	1,642,424

Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	1,362,106	1,362,081
2.30%, 04/07/05	(3) (4)	602,280	602,265
2.33%, 02/25/05	(3) (4)	919,011	918,984
2.36%, 01/18/05	(3) (4)	722,080	722,077
2.37%, 09/15/05	(3) (4)	1,444,160	1,444,001
2.39%, 07/25/05	(3) (4)	1,641,091	1,641,000
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	2,461,637	2,461,637
2.40%, 01/25/05	(3)	2,461,637	2,461,637
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	1,066,709	1,066,549
2.36%, 07/15/05	(3) (4)	1,230,818	1,230,686
2.36%, 09/15/05	(3)	1,230,818	1,230,646
2.36%, 10/14/05	(3) (4)	820,546	820,482
2.38%, 01/17/06	(3) (4)	574,382	574,376
2.45%, 06/15/05	(3) (4)	820,546	820,462
White Pine Finance LLC
2.02%, 07/11/05	(3)	410,273	410,249
2.24%, 11/01/05	(3) (4)	836,956	836,734
2.27%, 07/05/05	(3)	820,546	820,455
2.29%, 05/20/05	(3)	738,491	738,463
2.35%, 04/15/05	(3) (4)	1,230,818	1,230,750
2.37%, 06/15/05	(3) (4)	672,847	672,847
2.37%, 01/13/06	(3) (4)	1,641,091	1,640,910
2.38%, 03/29/05	(3)	705,669	705,632
2.38%, 06/28/05	(3)	1,099,531	1,099,421
2.38%, 08/26/05	(3) (4)	820,546	820,440
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	1,171,739	1,171,739

			105,083,327

MEDIUM-TERM NOTES—0.11%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	1,641,091	1,641,045
1.51%, 02/15/05	(3) (4)	1,066,709	1,066,905
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	1,230,818	1,230,816
K2 USA LLC
1.46%, 01/12/05	(3) (4)	820,546	820,544
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	410,273	410,266

			5,169,576

MONEY MARKET FUNDS—0.96%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	6,564,365	6,564,365
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	21,118,244	21,118,244
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	16,410,912	16,410,912
BlackRock Temp Cash Money Market Fund	(3)	306,051	306,051
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	619,225	619,225

			45,018,797

REPURCHASE AGREEMENTS—0.52%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	16,410,912	16,410,912
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	8,205,456	8,205,456

			24,616,368

TIME DEPOSITS—0.78%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	1,641,091	1,641,091
1.33%, 02/10/05	(3)	820,546	820,533
1.39%, 02/02/05	(3)	820,546	820,535
1.39%, 04/08/05	(3)	1,148,764	1,148,719
2.63%, 01/04/05	(3)	1,641,091	1,641,091
Bank of America N.A.
1.50%, 01/03/05	(3)	1,679,307	1,679,307
Credit Suisse First Boston
2.34%, 01/14/05	(3)	2,461,637	2,461,637
Fifth Third Bancorp
2.18%, 01/03/05	(3)	1,641,091	1,641,091
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	1,050,298	1,050,273
Natexis Banques
2.32%, 02/02/05	(3)	410,273	410,276
National City Bank (Ohio)
1.25%, 01/06/05	(3)	1,641,091	1,641,092
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	1,641,091	1,640,953
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	2,871,910	2,871,801
1.34%, 02/10/05	(3)	656,436	656,427
1.77%, 05/10/05	(3)	820,546	820,517
1.90%, 05/11/05	(3)	820,546	820,517
2.25%, 01/31/05	(3)	820,546	820,546
2.30%, 05/12/05	(3)	410,273	410,170
2.66%, 11/09/05	(3)	1,641,091	1,640,885
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	1,641,091	1,641,092
2.67%, 11/09/05	(3)	656,436	656,381
Washington Mutual Bank
2.27%, 02/02/05	(3)	656,436	656,436
2.35%, 02/02/05	(3)	2,625,746	2,625,724
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	6,564,365	6,564,365

			36,781,459

U.S. GOVERNMENT AGENCY NOTES—0.13%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	1,148,764	1,149,792
1.80%, 01/18/05	(3)	763,107	762,535
1.80%, 01/19/05	(3)	820,546	819,889
2.06%, 05/31/05	(3)	818,133	811,205
Federal National Mortgage Association
2.33%, 07/22/05	(3)	2,461,637	2,429,841

			5,973,262

TOTAL SHORT-TERM INVESTMENTS (Cost: $296,531,323)			296,531,323

TOTAL INVESTMENTS IN SECURITIES— 106.16% (Cost: $4,444,929,500)	(7)		4,999,764,395
Other Assets, Less Liabilities — (6.16%)			(290,090,128)

NET ASSETS — 100.00%			$4,709,674,267

NVS	- Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $4,486,057,274. Net unrealized appreciation aggregated $513,707,121, of which $559,174,853 represented gross unrealized appreciation on securities and $45,467,732 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.79%

ADVERTISING—0.53%
ADVO Inc.		185,361	$6,608,120
Catalina Marketing Corp.	(1)	318,569	9,439,199
Donnelley (R.H.) Corp.	(2)	137,601	8,125,339
Greenfield Online Inc.	(2)	39,087	859,523
Grey Global Group Inc.	(1)	5,283	5,811,247
Marchex Inc. Class B	(1) (2)	24,064	505,344
Reading International Inc. Class A	(1) (2)	87,840	734,342
SITEL Corp.	(2)	358,401	881,666
ValueVision Media Inc. Class A	(1) (2)	109,550	1,523,840
Ventiv Health Inc.	(1) (2)	112,146	2,278,807

			36,767,427

AEROSPACE & DEFENSE—1.33%
AAR Corp.	(1) (2)	196,024	2,669,847
Armor Holdings Inc.	(1) (2)	174,441	8,202,216
BE Aerospace Inc.	(2)	343,363	3,996,745
Curtiss-Wright Corp.	(1)	128,249	7,362,775
DRS Technologies Inc.	(2)	144,624	6,176,891
Ducommun Inc.	(2)	43,851	914,293
EDO Corp.	(1)	95,657	3,037,110
Engineered Support Systems Inc.		136,127	8,061,441
Esterline Technologies Corp.	(2)	149,796	4,890,839
GenCorp Inc.	(1)	287,413	5,337,259
HEICO Corp.	(1)	118,329	2,673,052
Herley Industries Inc.	(2)	69,591	1,415,481
Innovative Solutions & Support Inc.	(1) (2)	42,717	1,425,039
Kaman Corp. Class A		128,781	1,629,080
Moog Inc. Class A	(2)	158,981	7,209,788
MTC Technologies Inc.	(2)	44,370	1,489,501
Orbital Sciences Corp.	(1) (2)	315,501	3,732,377
Sequa Corp. Class A	(2)	37,868	2,315,628
Teledyne Technologies Inc.	(2)	198,353	5,837,529
Titan Corp. (The)	(2)	512,728	8,306,194
Triumph Group Inc.	(1) (2)	96,840	3,825,180
United Industrial Corp.	(1)	61,134	2,368,331

			92,876,596

AGRICULTURE—0.33%
Alico Inc.	(2)	21,870	1,279,832
Delta & Pine Land Co.		230,950	6,300,316
DIMON Inc.		275,254	1,849,707
Maui Land & Pineapple Co. Inc.	(1) (2)	19,568	768,044
Standard Commercial Corp.		61,707	1,200,818
Tejon Ranch Co.	(1) (2)	46,453	1,895,282
Universal Corp.		153,587	7,347,602
Vector Group Ltd.	(1)	146,925	2,443,363

			23,084,964

AIRLINES—0.64%
AirTran Holdings Inc.	(1) (2)	514,638	5,506,627
Alaska Air Group Inc.	(1) (2)	166,301	5,569,420
America West Holdings Corp. Class B	(1) (2)	214,102	1,408,791
Continental Airlines Inc. Class B	(1) (2)	404,418	5,475,820
Delta Air Lines Inc.	(1) (2)	654,215	4,893,528
ExpressJet Holdings Inc.	(2)	228,720	2,945,914
FLYi Inc.	(1) (2)	280,039	495,669
Frontier Airlines Inc.	(1) (2)	216,914	2,474,989
Mesa Air Group Inc.	(1) (2)	193,328	1,535,024
Northwest Airlines Corp.	(1) (2)	455,233	4,975,697
Pinnacle Airlines Corp.	(2)	118,977	1,658,539
Republic Airways Holdings Inc.	(2)	29,458	390,908
SkyWest Inc.		354,705	7,115,382

			44,446,308

APPAREL—0.92%
Carter’s Inc.	(2)	40,368	1,372,108
Cherokee Inc.		41,512	1,464,543
Deckers Outdoor Corp.	(1) (2)	54,375	2,555,081
DHB Industries Inc.	(1) (2)	142,273	2,708,878
Guess? Inc.	(2)	91,284	1,145,614
Gymboree Corp.	(2)	185,471	2,377,738
Hartmarx Corp.	(2)	138,118	1,073,177
Kellwood Co.		165,305	5,703,022
K-Swiss Inc. Class A	(1)	157,953	4,599,591
OshKosh B’Gosh Inc. Class A	(1)	40,722	871,451
Oxford Industries Inc.		81,004	3,345,465
Perry Ellis International Inc.	(2)	32,525	661,884
Phillips-Van Heusen Corp.		148,079	3,998,133
Quiksilver Inc.	(2)	339,532	10,114,658
Russell Corp.		174,545	3,400,137
Skechers U.S.A. Inc. Class A	(2)	120,963	1,567,680
Steven Madden Ltd.	(2)	70,706	1,333,515
Stride Rite Corp.		223,464	2,496,093
Warnaco Group Inc. (The)	(1) (2)	280,485	6,058,476
Wolverine World Wide Inc.		242,906	7,632,107

			64,479,351

AUTO MANUFACTURERS—0.12%
A.S.V. Inc.	(1) (2)	47,823	2,290,722
Noble International Ltd.		38,235	779,612
Wabash National Corp.	(1) (2)	184,774	4,975,964

			8,046,298

AUTO PARTS & EQUIPMENT—0.99%
Aftermarket Technology Corp.	(2)	71,520	1,151,472
ArvinMeritor Inc.	(1)	423,916	9,483,001
Bandag Inc.	(1)	68,484	3,411,188
Collins & Aikman Corp.	(2)	234,725	1,023,401
Commercial Vehicle Group Inc.	(2)	59,211	1,292,576
Cooper Tire & Rubber Co.	(1)	402,909	8,682,689
Exide Technologies Inc.	(2)	122,003	1,681,201
Goodyear Tire & Rubber Co. (The)	(1) (2)	928,109	13,606,078
Hayes Lemmerz International Inc.	(2)	231,343	2,042,759
Keystone Automotive Industries Inc.	(2)	92,713	2,155,577
Modine Manufacturing Co.		144,633	4,884,256
Sports Resorts International Inc.	(2)	9,947	28,647
Standard Motor Products Inc.		76,617	1,210,549
Strattec Security Corp.	(2)	23,188	1,452,033
Superior Industries International Inc.	(1)	136,515	3,965,761
Tenneco Automotive Inc.	(2)	255,840	4,410,682
Tower Automotive Inc.	(1) (2)	347,943	831,584
Visteon Corp.		790,936	7,727,445

			69,040,899

BANKS—8.22%
ABC Bancorp		59,804	1,255,884
ACE Cash Express Inc.	(2)	54,968	1,630,351
Alabama National Bancorp		79,832	5,149,164
AMCORE Financial Inc.		153,263	4,932,003
AmericanWest Bancorporation	(2)	62,589	1,267,427
Arrow Financial Corp.		52,885	1,639,435
BancFirst Corp.		19,640	1,551,167
Bancorp Inc. (The)	(2)	51,559	824,944
BancorpSouth Inc.		470,804	11,473,493
BancTrust Financial Group Inc.		52,404	1,289,662
Bank of Granite Corp.		82,587	1,726,068
Bank of the Ozarks Inc.	(1)	65,027	2,212,869
Banner Corp.		61,741	1,925,702
Boston Private Financial Holdings Inc.	(1)	166,815	4,699,179
Bryn Mawr Bank Corp.	(1)	43,086	947,461
Camden National Corp.		47,436	1,869,453
Capital City Bank Group Inc.	(1)	57,903	2,420,345
Capital Corporation of the West		30,883	1,451,532
Capital Crossing Bank	(2)	25,735	789,807
Capitol Bancorp Ltd.		62,363	2,196,425
Cascade Bancorp	(1)	101,992	2,062,278
Cathay General Bancorp	(1)	264,278	9,910,425
Center Financial Corp.		59,028	1,181,741
Central Coast Bancorp	(2)	54,928	1,268,288
Central Pacific Financial Corp.		170,413	6,163,838
Century Bancorp Inc. Class A		21,673	639,353
Chemical Financial Corp.		146,209	6,275,290
Chittenden Corp.	(1)	281,134	8,076,980
Citizens Banking Corp.	(1)	264,827	9,096,807
City Bank		47,267	1,708,702
City Holding Co.		102,113	3,700,575
Coastal Financial Corp.		78,633	1,506,608
CoBiz Inc.	(1)	79,007	1,603,842
Columbia Bancorp		35,606	1,217,369
Columbia Banking System Inc.		95,394	2,383,896
Community Bank System Inc.		164,930	4,659,272
Community Banks Inc.	(1)	65,197	1,835,948
Community Trust Bancorp Inc.		72,730	2,353,543
Corus Bankshares Inc.		95,134	4,567,383
CVB Financial Corp.	(1)	223,855	5,945,589
East West Bancorp Inc.		306,360	12,854,866
EuroBancshares Inc.	(2)	49,676	1,043,196
Farmers Capital Bank Corp.		37,018	1,525,142
Financial Institutions Inc.		49,283	1,145,830
First BanCorp (Puerto Rico)		209,660	13,315,507
First Bancorp Inc. (North Carolina)		68,334	1,856,635
First Busey Corp. Class A	(1)	81,198	1,694,602
First Charter Corp.	(1)	181,738	4,756,083
First Citizens BancShares Inc. Class A		37,084	5,497,703
First Commonwealth Financial Corp.		424,917	6,539,473
First Community Bancorp		79,376	3,389,355
First Community Bancshares Inc.		61,532	2,220,075
First Financial Bancorp	(1)	214,140	3,747,450
First Financial Bankshares Inc.		83,491	3,741,232
First Financial Corp.		82,274	2,882,058
First Indiana Corp.		72,388	1,629,454
First Merchants Corp.		112,719	3,189,948
First Midwest Bancorp Inc.		283,798	10,299,029
First Oak Brook Bancshares Inc. Class A		41,018	1,329,393
First of Long Island Corp.		20,830	1,050,873
First Republic Bank		79,567	4,217,051
1st Source Corp.		72,249	1,843,072
First State Bancorp		46,282	1,701,326

FNB Corp. (Pennsylvania)	(1)		305,287	6,215,643
FNB Corp. (Virginia)			44,420	1,259,751
Frontier Financial Corp.			98,932	3,819,765
GB&T Bancshares Inc.			62,006	1,495,585
German American Bancorp			56,775	914,077
Glacier Bancorp Inc.			149,581	5,091,737
Gold Bancorp Inc.			244,763	3,578,435
Great Southern Bancorp Inc.			63,613	2,226,455
Greater Bay Bancorp	(1)		313,865	8,750,556
Hancock Holding Co.			169,844	5,682,980
Hanmi Financial Corp.			89,447	3,214,725
Harleysville National Corp.			159,980	4,255,468
Heartland Financial USA Inc.			59,991	1,206,419
IBERIABANK Corp.	(1)		38,199	2,534,886
Independent Bank Corp. (Massachusetts)			89,761	3,029,434
Independent Bank Corp. (Michigan)			113,015	3,371,237
Integra Bank Corp.			93,404	2,158,566
Interchange Financial Services Corp.			67,577	1,751,596
Irwin Financial Corp.	(1)		106,375	3,019,986
K-Fed Bancorp			34,555	516,943
KNBT Bancorp Inc.			186,522	3,152,222
Lakeland Bancorp Inc.	(1)		104,457	1,833,220
Lakeland Financial Corp.			35,688	1,416,814
Macatawa Bank Corp.			53,998	1,743,595
Main Street Banks Inc.	(1)		91,645	3,201,160
MainSource Financial Group Inc.			59,840	1,428,984
MB Financial Inc.			117,764	4,963,753
MBT Financial Corp.			88,094	2,049,947
Mercantile Bank Corp.			43,538	1,719,751
Mid-State Bancshares			144,009	4,125,858
Midwest Banc Holdings Inc.			65,715	1,437,187
Nara Bancorp Inc.	(1)		111,599	2,373,711
National Penn Bancshares Inc.	(1)		210,461	5,829,770
NBC Capital Corp.			42,315	1,124,310
NBT Bancorp Inc.	(1)		200,965	5,168,820
Oak Hill Financial Inc.			21,370	828,942
Old National Bancorp	(1)		404,527	10,461,068
Old Second Bancorp Inc.			81,487	2,597,806
Omega Financial Corp.	(1)		69,193	2,371,936
Oriental Financial Group Inc.	(1)		113,794	3,221,494
Origen Financial Inc.			48,772	364,815
Pacific Capital Bancorp			277,616	9,436,168
Park National Corp.			87,655	11,877,253
Peapack-Gladstone Financial Corp.	(1)		44,821	1,414,103
PennRock Financial Services Corp.			46,778	1,820,132
Peoples Bancorp Inc.			64,818	1,777,958
Peoples Holding Co.			54,987	1,820,070
Placer Sierra Bancshares			34,511	981,493
PrivateBancorp Inc.	(1)		99,847	3,218,069
Prosperity Bancshares Inc.	(1)		100,615	2,938,964
Provident Bankshares Corp.			198,723	7,227,556
R&G Financial Corp. Class B			169,815	6,602,407
Republic Bancorp Inc.			430,234	6,573,976
Republic Bancorp Inc. Class A			49,645	1,275,877
Riggs National Corp.			106,357	2,261,150
Royal Bancshares of Pennsylvania Class A			26,591	718,488
S&T Bancorp Inc.			144,243	5,436,519
Sandy Spring Bancorp Inc.	(1)		88,657	3,398,223
Santander BanCorp			32,259	972,931
SCBT Financial Corp.			49,783	1,671,227
Seacoast Banking Corp. of Florida			70,924	1,578,059
Security Bank Corp.	(1)		28,590	1,143,600
Signature Bank	(2)		37,216	1,204,310
Silicon Valley Bancshares	(1	) (2)	215,860	9,674,845

Simmons First National Corp. Class A		89,576	2,593,225
Smithtown Bancorp Inc.		31,679	1,005,808
Southern Community Financial Corp.		89,811	929,544
Southside Bancshares Inc.		57,152	1,305,923
Southwest Bancorp Inc.		65,652	1,607,161
Southwest Bancorp of Texas Inc.	(1)	418,448	9,745,654
State Bancorp Inc.		49,524	1,361,910
State Financial Services Corp. Class A		35,017	1,054,012
Sterling Bancorp		98,514	2,783,020
Sterling Bancshares Inc.	(1)	273,346	3,900,647
Sterling Financial Corp. (Pennsylvania)		131,197	3,761,418
Suffolk Bancorp		66,420	2,313,409
Sun Bancorp Inc. (New Jersey)	(2)	59,288	1,481,014
Susquehanna Bancshares Inc.		281,458	7,022,377
SY Bancorp Inc.	(1)	72,614	1,749,997
Taylor Capital Group Inc.		23,694	793,749
Texas Capital Bancshares Inc.	(1) (2)	129,645	2,802,925
Texas Regional Bancshares Inc. Class A		250,864	8,198,236
Tompkins Trustco Inc.		44,394	2,374,635
TriCo Bancshares		68,662	1,606,691
TrustCo Bank Corp. NY	(1)	454,588	6,268,769
Trustmark Corp.		287,446	8,930,947
UMB Financial Corp.		92,117	5,219,349
Umpqua Holdings Corp.		267,238	6,737,070
Union Bankshares Corp.		52,956	2,035,099
United Bancshares Inc.		228,859	8,730,971
United Community Banks Inc.		173,768	4,679,572
United PanAm Financial Corp.	(1) (2)	27,561	525,313
Univest Corp. of Pennsylvania		46,566	2,142,967
Unizan Financial Corp.		132,915	3,502,310
USB Holding Co. Inc.		70,654	1,759,285
Virginia Commerce Bancorp Inc.	(2)	41,509	1,175,535
Virginia Financial Group Inc.		43,635	1,599,659
Washington Trust Bancorp Inc.		80,740	2,366,489
WesBanco Inc.	(1)	113,560	3,630,513
West Bancorporation		103,494	1,822,529
West Coast Bancorp		91,811	2,332,918
Westamerica Bancorp		193,544	11,285,551
Western Sierra Bancorp	(1) (2)	39,207	1,503,784
Wilshire Bancorp Inc.	(2)	85,929	1,421,266
Wintrust Financial Corp.		131,612	7,496,620
Yardville National Bancorp	(1)	51,526	1,765,281

			574,735,388

BEVERAGES—0.10%
Boston Beer Co. Inc. Class A	(2)	51,657	1,098,744
Coca-Cola Bottling Co. Consolidated		24,319	1,387,642
Farmer Brothers Co.		40,518	982,156
Hansen Natural Corp.	(2)	36,346	1,323,358
National Beverage Corp.		42,582	354,282
Peet’s Coffee & Tea Inc.	(2)	71,635	1,896,178

			7,042,360

BIOTECHNOLOGY—1.92%
Aksys Ltd.	(1) (2)	47,176	262,299
Alexion Pharmaceuticals Inc.	(2)	165,079	4,159,991
Applera Corp. - Celera Genomics Group	(2)	445,713	6,128,554
ARIAD Pharmaceuticals Inc.	(2)	317,605	2,359,805
Avant Immunotherapeutics Inc.	(1) (2)	452,280	909,083
Axonyx Inc.	(1) (2)	312,300	1,936,260
Barrier Therapeutics Inc.	(2)	39,780	660,348
Bio-Rad Laboratories Inc. Class A	(2)	106,237	6,094,817
Cambrex Corp.		159,486	4,322,071
CancerVax Corp.	(1) (2)	100,665	1,092,215

Cell Genesys Inc.	(1) (2)	271,081	2,195,756
Ciphergen Biosystems Inc.	(1) (2)	138,414	595,180
Corgentech Inc.	(1) (2)	37,718	312,305
CuraGen Corp.	(1) (2)	262,730	1,881,147
Curis Inc.	(2)	286,279	1,494,376
CYTOGEN Corp.	(1) (2)	94,470	1,088,294
Cytokinetics Inc.	(2)	45,367	465,012
deCODE genetics Inc.	(1) (2)	293,062	2,288,814
Digene Corp.	(1) (2)	85,197	2,227,902
Diversa Corp.	(2)	144,878	1,266,234
Encysive Pharmaceuticals Inc.	(2)	348,296	3,458,579
Enzo Biochem Inc.	(1) (2)	154,586	3,009,789
Enzon Pharmaceuticals Inc.	(2)	267,773	3,673,846
Exelixis Inc.	(2)	384,654	3,654,213
Genaera Corp.	(1) (2)	347,556	1,188,642
Genencor International Inc.	(2)	45,655	748,742
Genzyme Corp.	(2)	1	49
Geron Corp.	(1) (2)	276,457	2,203,362
GTx Inc.	(1) (2)	32,864	443,335
Human Genome Sciences Inc.	(1) (2)	792,816	9,529,648
Illumina Inc.	(2)	177,356	1,681,335
Immunogen Inc.	(2)	223,346	1,974,379
Immunomedics Inc.	(1) (2)	271,796	826,260
Incyte Corp.	(1) (2)	421,655	4,212,333
Integra LifeSciences Holdings Corp.	(1) (2)	123,864	4,574,298
InterMune Inc.	(1) (2)	175,133	2,322,264
Keryx Biopharmaceuticals Inc.	(2)	132,756	1,535,987
Kosan Biosciences Inc.	(2)	128,970	893,762
Lexicon Genetics Inc.	(2)	384,996	2,985,644
LifeCell Corp.	(2)	174,368	1,782,041
Maxim Pharmaceuticals Inc.	(1) (2)	176,603	533,341
Maxygen Inc.	(2)	138,002	1,765,046
Momenta Pharmaceuticals Inc.	(2)	35,598	251,322
Myogen Inc.	(1) (2)	114,863	926,944
Myriad Genetics Inc.	(1) (2)	187,466	4,219,860
Nanogen Inc.	(1) (2)	285,619	2,102,156
Neose Technologies Inc.	(2)	126,289	848,662
Oscient Pharmaceuticals Corp.	(1) (2)	371,983	1,357,738
Peregrine Pharmaceuticals Inc.	(1) (2)	769,685	900,531
Praecis Pharmaceuticals Inc.	(2)	312,641	594,018
Regeneration Technologies Inc.	(2)	141,598	1,483,947
Regeneron Pharmaceuticals Inc.	(1) (2)	231,623	2,133,248
Seattle Genetics Inc.	(2)	191,253	1,248,882
Serologicals Corp.	(1) (2)	205,453	4,544,620
SuperGen Inc.	(1) (2)	307,699	2,169,278
Telik Inc.	(1) (2)	266,895	5,108,370
Tercica Inc.	(1) (2)	35,704	357,397
Third Wave Technologies Inc.	(2)	171,821	1,477,661
Transkaryotic Therapies Inc.	(1) (2)	178,955	4,543,667
Vertex Pharmaceuticals Inc.	(1) (2)	481,328	5,087,637

			134,093,296

BUILDING MATERIALS—1.13%
Aaon Inc.	(2)	53,294	856,435
Apogee Enterprises Inc.		166,729	2,235,836
Comfort Systems USA Inc.	(2)	233,160	1,790,669
Drew Industries Inc.	(1) (2)	43,878	1,587,067
Eagle Materials Inc.	(1)	114,702	9,904,518
ElkCorp		120,367	4,118,959
Genlyte Group Inc. (The)	(2)	74,218	6,358,998
Lennox International Inc.		269,811	5,490,654
LSI Industries Inc.	(1)	121,244	1,388,244
NCI Building Systems Inc.	(2)	118,965	4,461,187
Simpson Manufacturing Co. Inc.		224,313	7,828,524

Texas Industries Inc.		129,371	8,070,163
Trex Co. Inc.	(1) (2)	62,768	3,291,554
U.S. Concrete Inc.	(2)	128,733	987,382
Universal Forest Products Inc.		96,317	4,180,158
USG Corp.	(1) (2)	196,851	7,927,190
York International Corp.		252,522	8,722,110

			79,199,648

CHEMICALS—2.73%
Aceto Corp.		97,384	1,854,191
Airgas Inc.		366,675	9,720,554
Albemarle Corp.		194,597	7,532,850
American Vanguard Corp.	(1)	30,610	1,125,836
Arch Chemicals Inc.	(1)	142,137	4,090,703
Cabot Microelectronics Corp.	(1) (2)	151,613	6,072,101
Crompton Corp.		700,021	8,260,248
Cytec Industries Inc.	(1)	237,097	12,191,528
Ferro Corp.		255,250	5,919,247
FMC Corp.	(2)	221,683	10,707,289
Fuller (H.B.) Co.	(1)	174,037	4,961,795
Georgia Gulf Corp.		174,013	8,665,847
Grace (W.R.) & Co.	(1) (2)	399,656	5,439,318
Great Lakes Chemical Corp.	(1)	310,079	8,834,151
Hercules Inc.	(2)	670,433	9,955,930
Kronos Worldwide Inc.	(1)	19,007	774,515
MacDermid Inc.		164,946	5,954,551
Minerals Technologies Inc.		125,443	8,367,048
Mosaic Co. (The)	(1) (2)	706,174	11,524,760
NewMarket Corp.	(2)	84,195	1,675,480
NL Industries Inc.	(2)	47,995	1,060,689
Octel Corp.		75,930	1,580,103
Olin Corp.		424,577	9,349,186
OM Group Inc.	(2)	172,755	5,600,717
OMNOVA Solutions Inc.	(2)	245,003	1,376,917
PolyOne Corp.	(2)	557,664	5,052,436
Quaker Chemical Corp.	(1)	50,208	1,247,167
Schulman (A.) Inc.		184,163	3,942,930
Sensient Technologies Corp.	(1)	285,911	6,859,005
Spartech Corp.		152,645	4,135,153
Stepan Co.		32,290	786,584
Symyx Technologies Inc.	(1) (2)	171,854	5,169,368
Terra Industries Inc.	(1) (2)	290,183	2,576,825
UAP Holding Corp.	(2)	166,171	2,869,773
Valhi Inc.		61,898	995,939
Wellman Inc.	(1)	194,587	2,080,135
Westlake Chemical Corp.		71,725	2,395,615

			190,706,484

COMMERCIAL SERVICES—4.24%
Aaron Rents Inc.		231,039	5,775,975
ABM Industries Inc.		228,650	4,508,978
Administaff Inc.	(1) (2)	132,482	1,670,598
Advisory Board Co. (The)	(2)	108,079	3,985,954
Albany Molecular Research Inc.	(1) (2)	141,667	1,578,170
Alderwoods Group Inc.	(2)	244,144	2,778,359
AMN Healthcare Services Inc.	(1) (2)	70,064	1,114,718
Answerthink Inc.	(2)	272,080	1,267,893
Arbitron Inc.	(2)	188,994	7,404,785
Banta Corp.		152,098	6,807,906
Bowne & Co. Inc.		213,612	3,473,331
Bright Horizons Family Solutions Inc.	(2)	80,602	5,219,786
CDI Corp.		75,694	1,618,338
Central Parking Corp.		112,100	1,698,315
Century Business Services Inc.	(2)	387,467	1,689,356

Charles River Associates Inc.	(1) (2)	62,003	2,899,880
Chemed Corp.		73,807	4,953,188
Clark Inc.	(2)	98,368	1,526,671
Coinstar Inc.	(2)	150,343	4,033,703
Consolidated Graphics Inc.	(2)	68,872	3,161,225
Cornell Companies Inc.	(2)	81,106	1,231,189
Corrections Corp. of America	(2)	214,789	8,688,215
CorVel Corp.	(2)	38,873	1,041,019
CoStar Group Inc.	(1) (2)	97,958	4,523,700
Cross Country Healthcare Inc.	(1) (2)	140,107	2,533,135
DiamondCluster International Inc. Class A	(2)	142,796	2,046,267
Dollar Thrifty Automotive Group Inc.	(2)	153,560	4,637,512
Educate Inc.	(2)	107,263	1,420,162
Electro Rent Corp.		110,333	1,570,039
Euronet Worldwide Inc.	(1) (2)	136,839	3,560,551
Exponent Inc.	(2)	38,963	1,071,093
First Advantage Corp. Class A	(2)	20,015	408,306
First Health Group Corp.	(2)	558,372	10,447,140
Forrester Research Inc.	(2)	83,297	1,494,348
FTI Consulting Inc.	(1) (2)	260,031	5,478,853
Gartner Inc. Class A	(1) (2)	388,130	4,836,100
Geo Group Inc. (The)	(2)	50,800	1,350,264
Gevity HR Inc.		143,953	2,959,674
Healthcare Services Group Inc.	(1)	95,128	1,982,468
Heidrick & Struggles International Inc.	(1) (2)	102,255	3,504,279
Hooper Holmes Inc.		349,398	2,068,436
Hudson Highland Group Inc.	(1) (2)	60,380	1,738,944
Huron Consulting Group Inc.	(2)	33,878	752,092
Insurance Auto Auctions Inc.	(2)	52,890	1,185,794
Integrated Electrical Services Inc.	(1) (2)	198,333	959,932
Interactive Data Corp.	(2)	224,592	4,882,630
Intersections Inc.	(2)	42,568	734,298
iPayment Holdings Inc.	(1) (2)	64,097	3,174,083
Jackson Hewitt Tax Service Inc.		229,001	5,782,275
Kelly Services Inc. Class A		107,011	3,229,592
Kforce Inc.	(2)	156,433	1,736,406
Korn/Ferry International	(1) (2)	190,982	3,962,876
Labor Ready Inc.	(1) (2)	251,848	4,261,268
Landauer Inc.		54,106	2,472,644
Learning Tree International Inc.	(1) (2)	53,807	721,014
LECG Corp.	(2)	80,154	1,494,872
Magellan Health Services Inc.	(2)	163,992	5,601,967
MAXIMUS Inc.	(2)	113,922	3,545,253
McGrath RentCorp		58,733	2,561,346
Medical Staffing Network Holdings Inc.	(1) (2)	74,376	609,139
Midas Inc.	(1) (2)	94,710	1,894,200
Monro Muffler Brake Inc.	(2)	57,570	1,456,521
MPS Group Inc.	(2)	642,210	7,873,495
Navigant Consulting Inc.	(1) (2)	280,494	7,461,140
NCO Group Inc.	(1) (2)	164,517	4,252,764
Neurogen Corp.	(2)	152,364	1,426,127
PAREXEL International Corp.	(1) (2)	159,425	3,236,327
PDI Inc.	(2)	51,841	1,155,017
PRA International	(2)	49,010	1,214,468
Pre-Paid Legal Services Inc.	(1)	60,403	2,268,133
PRG-Schultz International Inc.	(2)	251,851	1,266,811
Princeton Review Inc. (The)	(1) (2)	100,787	619,840
ProxyMed Inc.	(2)	35,996	353,481
QC Holdings Inc.	(2)	29,636	567,826
Quanta Services Inc.	(1) (2)	439,980	3,519,840
Rent-Way Inc.	(1) (2)	160,803	1,288,032
Resources Connection Inc.	(1) (2)	141,288	7,673,351
Rewards Network Inc.	(2)	97,198	680,386
Rollins Inc.		119,291	3,139,739

SFBC International Inc.	(1) (2)	76,131	3,007,174
Sotheby’s Holdings Inc. Class A	(1) (2)	278,950	5,065,732
Source Interlink Companies Inc.	(2)	119,064	1,581,170
SOURCECORP Inc.	(2)	97,643	1,865,958
Spherion Corp.	(2)	368,623	3,096,433
StarTek Inc.	(1)	65,965	1,876,704
Stewart Enterprises Inc. Class A	(1) (2)	653,733	4,569,594
Strayer Education Inc.	(1)	90,181	9,900,972
TeleTech Holdings Inc.	(1) (2)	229,666	2,225,464
TNS Inc.	(2)	26,602	581,254
United Rentals Inc.	(1) (2)	263,394	4,978,147
Universal Technical Institute Inc.	(2)	85,950	3,276,414
Valassis Communications Inc.	(1) (2)	317,669	11,121,592
Vertrue Inc.	(1) (2)	35,979	1,358,927
Volt Information Sciences Inc.	(2)	48,551	1,426,914
Watson Wyatt & Co. Holdings	(1)	196,138	5,285,919

			295,992,170

COMPUTERS—3.30%
ActivCard Corp.	(2)	257,647	2,293,058
Advanced Digital Information Corp.	(2)	391,932	3,927,159
Agilysys Inc.		175,296	3,004,573
Ansoft Corp.	(2)	40,474	817,575
Anteon International Corp.	(2)	164,683	6,893,630
BISYS Group Inc. (The)	(2)	733,945	12,073,395
Blue Coat Systems Inc.	(1) (2)	60,831	1,132,065
Brocade Communications Systems Inc.	(2)	1,581,710	12,084,264
CACI International Inc. Class A	(2)	177,657	12,103,771
Carreker Corp.	(2)	122,142	1,050,421
Catapult Communications Corp.	(2)	42,574	1,028,588
CIBER Inc.	(1) (2)	311,362	3,001,530
Covansys Corp.	(2)	133,049	2,035,650
Cray Inc.	(1) (2)	520,613	2,426,057
CyberGuard Corp.	(2)	105,499	664,644
CyberSource Corp.	(2)	167,444	1,197,225
Digimarc Corp.	(2)	94,681	882,427
Dot Hill Systems Corp.	(2)	264,702	2,075,264
Echelon Corp.	(1) (2)	170,747	1,441,105
Electronics For Imaging Inc.	(1) (2)	327,375	5,699,599
Equinix Inc.	(1) (2)	59,247	2,532,217
FactSet Research Systems Inc.	(1)	124,369	7,268,124
Gateway Inc.	(2)	1,360,794	8,178,372
Hutchinson Technology Inc.	(1) (2)	159,281	5,506,344
iGATE Corp.	(2)	126,345	511,697
Imation Corp.	(1)	216,645	6,895,810
InFocus Corp.	(2)	241,608	2,213,129
Intergraph Corp.	(2)	201,761	5,433,424
Internap Network Services Corp.	(1) (2)	1,772,779	1,648,684
InterVoice-Brite Inc.	(2)	218,383	2,915,413
Iomega Corp.	(1) (2)	314,376	1,741,643
Kanbay International Inc.	(2)	43,328	1,356,166
Komag Inc.	(2)	167,924	3,153,613
Kronos Inc.	(1) (2)	189,760	9,702,429
LaserCard Corp.	(1) (2)	59,083	619,781
Lexar Media Inc.	(1) (2)	432,328	3,389,452
Magma Design Automation Inc.	(1) (2)	149,404	1,876,514
Manhattan Associates Inc.	(1) (2)	184,353	4,402,350
McDATA Corp. Class A	(1) (2)	717,549	4,276,592
Mentor Graphics Corp.	(1) (2)	466,402	7,131,287
Mercury Computer Systems Inc.	(2)	129,615	3,846,973
Merge Technologies Inc.	(1) (2)	66,908	1,488,703
MICROS Systems Inc.	(2)	98,461	7,685,866
Mobility Electronics Inc.	(1) (2)	151,407	1,299,072
MTS Systems Corp.		123,367	4,171,038

Ness Technologies Inc.	(2)	80,360	1,197,364
NetScout Systems Inc.	(2)	143,116	998,950
Overland Storage Inc.	(2)	83,747	1,397,737
PalmOne Inc.	(1) (2)	255,460	8,059,763
PEC Solutions Inc.	(1) (2)	70,320	996,434
Perot Systems Corp. Class A	(2)	464,573	7,447,105
Quantum Corp.	(1) (2)	1,095,094	2,869,146
RadiSys Corp.	(1) (2)	114,385	2,236,227
SI International Inc.	(1) (2)	39,882	1,226,770
Silicon Graphics Inc.	(1) (2)	1,593,476	2,756,713
Silicon Storage Technology Inc.	(2)	495,812	2,950,081
SimpleTech Inc.	(2)	123,529	568,233
SRA International Inc. Class A	(2)	79,245	5,087,529
Stratasys Inc.	(1) (2)	56,299	1,889,394
Sykes Enterprises Inc.	(2)	152,382	1,059,055
Synaptics Inc.	(1) (2)	133,971	4,096,833
Syntel Inc.		45,077	790,651
TALX Corp.	(1)	83,293	2,148,126
Tier Technologies Inc. Class B	(2)	99,886	923,945
TransAct Technologies Inc.	(2)	52,322	1,117,598
Tumbleweed Communications Corp.	(1) (2)	288,420	963,323
Tyler Technologies Inc.	(2)	223,976	1,872,439
Ultimate Software Group Inc.	(1) (2)	99,951	1,267,379
Xybernaut Corp.	(1) (2)	1,088,397	1,338,728

			230,336,216

COSMETICS & PERSONAL CARE—0.15%
Chattem Inc.	(1) (2)	102,168	3,381,761
Del Laboratories Inc.	(2)	29,615	1,029,121
Elizabeth Arden Inc.	(2)	136,337	3,236,640
Inter Parfums Inc.	(1)	30,401	483,376
Revlon Inc. Class A	(2)	890,559	2,048,286

			10,179,184

DISTRIBUTION & WHOLESALE—0.74%
Advanced Marketing Services Inc.		86,731	872,514
Aviall Inc.	(2)	144,148	3,311,080
Beacon Roofing Supply Inc.	(2)	82,099	1,630,486
Brightpoint Inc.	(2)	109,993	2,149,263
Building Materials Holdings Corp.		81,477	3,119,754
Central European Distribution Corp.	(1) (2)	74,791	2,209,326
Handleman Co.		135,626	2,913,246
LKQ Corp.	(2)	88,952	1,785,267
NuCo2 Inc.	(1) (2)	41,152	913,163
ScanSource Inc.	(2)	76,585	4,760,524
SCP Pool Corp.	(1)	325,081	10,370,084
United Stationers Inc.	(2)	206,343	9,533,047
Watsco Inc.		135,526	4,773,226
WESCO International Inc.	(2)	120,808	3,580,749

			51,921,729

DIVERSIFIED FINANCIAL SERVICES—1.50%
Accredited Home Lenders Holding Co.	(1) (2)	99,840	4,960,051
Advanta Corp. Class B		119,938	2,910,895
Affiliated Managers Group Inc.	(1) (2)	148,458	10,056,545
Archipelago Holdings Inc.	(2)	65,183	1,367,539
Asset Acceptance Capital Corp.	(2)	47,389	1,009,386
Asta Funding Inc.		56,880	1,526,659
BKF Capital Group Inc.		37,485	1,420,681
Calamos Asset Management Inc. Class A	(2)	139,518	3,766,986
Capital Southwest Corp.		16,745	1,314,817
Capital Trust Inc. Class A	(1)	71,304	2,189,746
CharterMac		268,175	6,554,197
Circle Group Holdings Inc.	(1) (2)	120,258	266,973

Cohen & Steers Inc.		45,008	731,380
Collegiate Funding Services LLC	(2)	47,834	673,981
CompuCredit Corp.	(2)	113,535	3,104,047
Credit Acceptance Corp.	(2)	61,040	1,553,468
Education Lending Group Inc.	(1) (2)	76,600	1,188,066
Encore Capital Group Inc.	(2)	73,947	1,758,460
eSpeed Inc.	(2)	145,988	1,805,872
Federal Agricultural Mortgage Corp.	(1)	51,325	1,195,872
Financial Federal Corp.	(1) (2)	104,988	4,115,530
First Cash Inc.	(2)	71,926	1,921,143
Gabelli Asset Management Inc. Class A	(1)	40,276	1,954,192
Greenhill & Co. Inc.		30,541	876,527
Greg Manning Auctions Inc.	(1) (2)	30,049	372,007
Harris & Harris Group Inc.	(1) (2)	95,220	1,559,704
Investment Technology Group Inc.	(2)	267,741	5,354,820
Knight Trading Group Inc.	(1) (2)	708,952	7,763,024
LaBranche & Co. Inc.	(1) (2)	322,833	2,892,584
MarketAxess Holdings Inc.	(2)	29,248	497,508
Marlin Business Services Corp.	(2)	35,617	676,723
Metris Companies Inc.	(1) (2)	195,991	2,498,885
National Financial Partners Corp.		203,968	7,913,958
Nelnet Inc. Class A	(1) (2)	48,979	1,319,004
Piper Jaffray Companies Inc.	(1) (2)	121,144	5,808,855
Portfolio Recovery Associates Inc.	(1) (2)	73,790	3,041,624
Sanders Morris Harris Group Inc.	(1)	73,193	1,303,567
Stifel Financial Corp.	(2)	44,152	924,984
SWS Group Inc.		92,572	2,029,178
World Acceptance Corp.	(2)	97,892	2,693,009

			104,872,447

ELECTRIC—1.61%
Aquila Inc.	(2)	1,435,430	5,296,737
Avista Corp.		294,594	5,205,476
Black Hills Corp.		198,038	6,075,806
Calpine Corp.	(1) (2)	2,705,876	10,661,151
Central Vermont Public Service Corp.		74,222	1,726,404
CH Energy Group Inc.	(1)	96,319	4,628,128
Cleco Corp.		290,498	5,885,489
CMS Energy Corp.	(1) (2)	1,187,349	12,407,797
Duquesne Light Holdings Inc.	(1)	465,552	8,775,655
El Paso Electric Co.	(2)	290,734	5,506,502
Empire District Electric Co. (The)	(1)	154,958	3,514,447
IDACORP Inc.	(1)	253,790	7,758,360
MGE Energy Inc.		122,172	4,401,857
Ormat Technologies Inc.	(2)	42,459	691,233
Otter Tail Corp.		175,839	4,489,170
PNM Resources Inc.		369,093	9,334,362
Sierra Pacific Resources Corp.	(1) (2)	716,517	7,523,428
UIL Holdings Corp.	(1)	76,297	3,914,036
UniSource Energy Corp.	(1)	208,552	5,028,189

			112,824,227

ELECTRICAL COMPONENTS & EQUIPMENT—0.82%
Advanced Energy Industries Inc.	(2)	129,879	1,185,795
Artesyn Technologies Inc.	(1) (2)	210,825	2,382,322
Belden CDT Inc.	(1)	286,179	6,639,353
C&D Technologies Inc.		155,089	2,642,717
Capstone Turbine Corp.	(2)	502,571	919,705
Cherokee International Corp.	(2)	44,529	427,924
Color Kinetics Inc.	(1) (2)	23,519	413,464
Encore Wire Corp.	(2)	96,607	1,287,771
Energy Conversion Devices Inc.	(1) (2)	122,268	2,362,218
EnerSys	(2)	75,542	1,152,015
General Cable Corp.	(1) (2)	238,997	3,310,108

GrafTech International Ltd.	(1) (2)	594,026	5,619,486
Intermagnetics General Corp.	(1) (2)	170,742	4,338,554
Littelfuse Inc.	(2)	134,806	4,604,973
Magnetek Inc.	(1) (2)	142,769	985,106
Medis Technologies Ltd.	(1) (2)	79,222	1,453,724
Powell Industries Inc.	(2)	41,594	769,073
Power-One Inc.	(2)	390,009	3,478,880
Rayovac Corp.	(2)	210,485	6,432,422
Universal Display Corp.	(1) (2)	127,902	1,151,118
Valence Technology Inc.	(1) (2)	365,250	1,135,927
Vicor Corp.		116,612	1,528,783
Wilson Greatbatch Technologies Inc.	(1) (2)	130,485	2,925,474

			57,146,912

ELECTRONICS—2.78%
ADE Corp.	(1) (2)	57,534	1,077,036
American Superconductor Corp.	(1) (2)	148,122	2,205,537
Analogic Corp.	(1)	69,916	3,131,538
Bei Technologies Inc.		68,055	2,101,538
Bel Fuse Inc. Class B	(1)	68,873	2,327,219
Benchmark Electronics Inc.	(2)	250,796	8,552,144
Brady Corp. Class A		111,102	6,951,652
Checkpoint Systems Inc.	(1) (2)	228,713	4,128,270
Coherent Inc.	(2)	184,444	5,614,475
CTS Corp.	(1)	220,218	2,926,697
Cubic Corp.	(1)	95,378	2,400,664
Cymer Inc.	(2)	224,525	6,632,468
Daktronics Inc.	(2)	87,889	2,187,557
DDi Corp.	(1) (2)	159,103	505,948
Dionex Corp.	(1) (2)	113,428	6,427,965
Electro Scientific Industries Inc.	(1) (2)	171,586	3,390,539
Excel Technology Inc.	(2)	73,483	1,910,558
FEI Co.	(2)	145,527	3,056,067
FSI International Inc.	(2)	182,235	851,037
Identix Inc.	(1) (2)	538,768	3,976,108
II-VI Inc.	(2)	68,414	2,906,911
Intevac Inc.	(1) (2)	100,792	761,988
Itron Inc.	(1) (2)	127,317	3,044,149
Keithley Instruments Inc.		76,725	1,511,482
KEMET Corp.	(2)	526,269	4,710,108
Maxwell Technologies Inc.	(2)	66,546	674,776
Measurements Specialties Inc.	(1) (2)	65,467	1,666,790
Merix Corp.	(2)	110,481	1,272,741
Methode Electronics Inc.		216,658	2,784,055
Metrologic Instruments Inc.	(1) (2)	64,163	1,363,464
MIPS Technologies Inc. Class A	(2)	251,047	2,472,813
Molecular Devices Corp.	(2)	94,356	1,896,556
Multi-Fineline Electronix Inc.	(2)	35,304	643,945
OSI Systems Inc.	(1) (2)	88,692	2,014,195
Paradyne Networks Inc.	(2)	237,292	851,878
Park Electrochemical Corp.		104,962	2,275,576
Paxar Corp.	(2)	211,188	4,682,038
Photon Dynamics Inc.	(1) (2)	101,072	2,454,028
Planar Systems Inc.	(1) (2)	89,455	1,004,580
Plexus Corp.	(1) (2)	262,919	3,420,576
PLX Technology Inc.	(2)	131,099	1,363,430
RAE Systems Inc.	(1) (2)	211,521	1,544,103
Rofin-Sinar Technologies Inc.	(2)	91,096	3,867,025
Rogers Corp.	(1) (2)	100,836	4,346,032
SBS Technologies Inc.	(2)	93,610	1,306,796
Sonic Solutions Inc.	(1) (2)	113,953	2,557,105
Spatialight Inc.	(1) (2)	141,975	1,270,676
Stoneridge Inc.	(2)	95,634	1,446,942
Suntron Corp.	(2)	13,204	41,461

Sypris Solutions Inc.		41,012	627,894
Taser International Inc.	(1) (2)	294,293	9,296,716
Technitrol Inc.	(2)	246,409	4,484,644
Thomas & Betts Corp.	(2)	358,192	11,014,404
Trimble Navigation Ltd.	(2)	308,808	10,203,016
TTM Technologies Inc.	(1) (2)	248,804	2,935,887
Ultralife Batteries Inc.	(1) (2)	84,894	1,651,188
Varian Inc.	(2)	211,834	8,687,312
Viisage Technology Inc.	(2)	185,149	1,668,192
Watts Water Technologies Inc. Class A		146,415	4,720,420
Woodhead Industries Inc.		74,185	1,189,186
Woodward Governor Co.		59,073	4,230,218
X-Rite Inc.		126,536	2,025,841
Zygo Corp.	(2)	108,118	1,274,711

			194,520,865

ENERGY - ALTERNATE SOURCES—0.20%
FuelCell Energy Inc.	(1) (2)	256,491	2,539,261
Headwaters Inc.	(1) (2)	205,147	5,846,689
KFx Inc.	(1) (2)	275,721	4,003,469
Plug Power Inc.	(1) (2)	296,886	1,813,973

			14,203,392

ENERGY & RELATED—0.04%
Edge Petroleum Corp.	(2)	79,661	1,161,457
Syntroleum Corp.	(1) (2)	171,974	1,380,951

			2,542,408

ENGINEERING & CONSTRUCTION—0.62%
Dycom Industries Inc.	(2)	296,386	9,045,701
EMCOR Group Inc.	(1) (2)	92,431	4,176,033
Granite Construction Inc.		203,305	5,407,913
Infrasource Services Inc.	(2)	52,378	680,914
Insituform Technologies Inc. Class A	(2)	163,191	3,699,540
Perini Corp.	(2)	40,590	677,447
Shaw Group Inc. (The)	(1) (2)	386,245	6,894,473
URS Corp.	(2)	191,598	6,150,296
Washington Group International Inc.	(2)	154,065	6,355,181

			43,087,498

ENTERTAINMENT—1.19%
Alliance Gaming Corp.	(1) (2)	314,054	4,337,086
Argosy Gaming Co.	(2)	159,255	7,437,208
Carmike Cinemas Inc.		47,049	1,717,288
Churchill Downs Inc.		46,407	2,074,393
Dover Downs Gaming & Entertainment Inc.		59,784	783,170
Dover Motorsports Inc.		93,330	534,781
Empire Resorts Inc.	(1) (2)	51,183	570,690
Gaylord Entertainment Co.	(1) (2)	186,313	7,737,579
Isle of Capri Casinos Inc.	(1) (2)	82,749	2,122,512
Macrovision Corp.	(1) (2)	301,258	7,748,356
Magna Entertainment Corp. Class A	(1) (2)	230,768	1,389,223
Nevada Gold & Casinos Inc.	(2)	49,432	603,070
Penn National Gaming Inc.	(1) (2)	195,173	11,817,725
Pinnacle Entertainment Inc.	(2)	242,111	4,788,956
Scientific Games Corp. Class A	(1) (2)	466,579	11,123,243
Shuffle Master Inc.	(1) (2)	141,691	6,673,646
Six Flags Inc.	(1) (2)	565,547	3,036,987
Speedway Motorsports Inc.		90,486	3,545,241
Steinway Musical Instruments Inc.	(2)	40,943	1,184,890
Sunterra Corp.	(1) (2)	112,370	1,577,675
Vail Resorts Inc.	(2)	119,856	2,687,172

			83,490,891

ENVIRONMENTAL CONTROL—0.60%
Aleris International Inc.	(2)	155,909	2,637,980
Calgon Carbon Corp.		207,761	1,886,470
Casella Waste Systems Inc. Class A	(2)	120,335	1,761,704
Darling International Inc.	(2)	386,882	1,686,806
Duratek Inc.	(2)	62,395	1,554,259
Ionics Inc.	(1) (2)	112,484	4,875,057
Layne Christensen Co.	(2)	60,011	1,089,200
Metal Management Inc.		107,478	2,887,934
Mine Safety Appliances Co.	(1)	131,793	6,681,905
Tetra Tech Inc.	(1) (2)	341,467	5,716,158
TRC Companies Inc.	(2)	55,746	947,682
Waste Connections Inc.	(1) (2)	292,555	10,020,009

			41,745,164

FOOD—1.22%
American Italian Pasta Co. Class A	(1)	97,423	2,265,085
Arden Group Inc. Class A		8,572	861,267
Cal-Maine Foods Inc.	(1)	91,855	1,110,527
Chiquita Brands International Inc.	(1)	248,868	5,490,028
Corn Products International Inc.		222,350	11,909,066
Flowers Foods Inc.		217,020	6,853,492
Gold Kist Inc.	(2)	81,182	1,105,699
Great Atlantic & Pacific Tea Co.	(1) (2)	100,412	1,029,223
Hain Celestial Group Inc.	(1) (2)	156,836	3,241,800
Ingles Markets Inc. Class A		62,065	768,985
J&J Snack Foods Corp.		37,132	1,820,582
Lance Inc.		156,686	2,981,735
M&F Worldwide Corp.	(2)	62,268	848,090
MGP Ingredients Inc.	(1)	48,554	419,507
Nash Finch Co.		74,829	2,825,543
Pathmark Stores Inc.	(2)	183,226	1,064,543
Performance Food Group Co.	(2)	283,219	7,621,423
Provide Commerce Inc.	(2)	26,856	997,700
Ralcorp Holdings Inc.		178,570	7,487,440
Ruddick Corp.		201,785	4,376,717
Sanderson Farms Inc.		62,609	2,709,718
Sanfilippo (John B.) & Son Inc.	(2)	38,642	996,191
Seaboard Corp.		2,171	2,166,658
United Natural Foods Inc.	(1) (2)	241,924	7,523,836
Weis Markets Inc.		68,287	2,633,830
Wild Oats Markets Inc.	(1) (2)	174,516	1,537,486
Winn-Dixie Stores Inc.	(1)	501,550	2,282,052

			84,928,223

FOREST PRODUCTS & PAPER—0.54%
Buckeye Technologies Inc.	(2)	178,335	2,320,138
Caraustar Industries Inc.	(2)	173,691	2,921,483
Deltic Timber Corp.		60,413	2,564,532
Glatfelter Co.		175,038	2,674,581
Longview Fibre Co.		312,019	5,660,025
Pope & Talbot Inc.	(1)	96,202	1,646,016
Potlatch Corp.		180,067	9,107,789
Rock-Tenn Co. Class A		178,312	2,703,210
Schweitzer-Mauduit International Inc.		91,726	3,114,098
Wausau-Mosinee Paper Corp.	(1)	278,084	4,966,580

			37,678,452

GAS—1.50%
Atmos Energy Corp.		466,633	12,762,413
Cascade Natural Gas Corp.		68,383	1,449,720
Energen Corp.		221,602	13,063,438
EnergySouth Inc.		41,507	1,163,856
Laclede Group Inc. (The)		126,588	3,943,216

New Jersey Resources Corp.		168,386	7,297,849
Nicor Inc.	(1)	268,641	9,923,599
Northwest Natural Gas Co.		166,759	5,626,449
Peoples Energy Corp.		228,838	10,057,430
Piedmont Natural Gas Co.	(1)	464,107	10,785,847
South Jersey Industries Inc.		83,561	4,391,966
Southern Union Co.	(1) (2)	403,320	9,671,614
Southwest Gas Corp.		211,837	5,380,660
WGL Holdings Inc.	(1)	297,284	9,168,239

			104,686,296

HAND & MACHINE TOOLS—0.47%
Baldor Electric Co.		200,588	5,522,188
Franklin Electric Co. Inc.		98,102	4,145,791
Kennametal Inc.		222,389	11,068,301
Lincoln Electric Holdings Inc.		205,342	7,092,513
Milacron Inc.	(1) (2)	172,387	584,392
Regal-Beloit Corp.	(1)	149,306	4,270,152

			32,683,337

HEALTH CARE—0.40%
Abaxis Inc.	(1) (2)	107,006	1,550,517
ABIOMED Inc.	(1) (2)	93,336	1,441,108
America Service Group Inc.	(2)	64,395	1,723,854
Cyberoptics Corp.	(1) (2)	44,404	660,287
Endocardial Solutions Inc.	(2)	133,037	1,556,533
FARO Technologies Inc.	(2)	64,752	2,018,967
Flanders Corp.	(2)	78,656	755,098
Genelabs Technologies Inc.	(1) (2)	539,351	647,221
I-Flow Corp.	(2)	110,614	2,016,493
LCA-Vision Inc.	(1)	93,705	2,191,760
LeCroy Corp.	(2)	50,404	1,176,429
MedCath Corp.	(1) (2)	36,701	904,313
Microtek Medical Holdings Inc.	(1) (2)	259,377	1,053,071
Microvision Inc.	(1) (2)	113,512	794,584
Palomar Medical Technologies Inc.	(2)	73,209	1,908,559
Psychiatric Solutions Inc.	(2)	83,846	3,065,410
Res-Care Inc.	(2)	106,800	1,625,496
Sonic Innovations Inc.	(1) (2)	109,722	457,541
ThermoGenesis Corp.	(1) (2)	273,050	1,731,137
Urologix Inc.	(1) (2)	85,727	554,654

			27,833,032

HEALTH CARE-PRODUCTS—3.46%
Advanced Medical Optics Inc.	(1) (2)	217,911	8,964,859
Advanced Neuromodulation Systems Inc.	(1) (2)	122,241	4,823,630
Align Technology Inc.	(1) (2)	317,825	3,416,619
American Medical Systems Holdings Inc.	(2)	154,159	6,445,388
Animas Corp.	(1) (2)	27,237	425,714
Arrow International Inc.		116,896	3,622,607
ArthroCare Corp.	(1) (2)	129,831	4,162,382
Aspect Medical Systems Inc.	(1) (2)	75,322	1,842,376
BioLase Technology Inc.	(1)	122,861	1,335,499
Biosite Inc.	(1) (2)	79,157	4,871,322
Bioveris Corp.	(2)	124,922	913,180
Bruker BioSciences Corp.	(2)	129,856	523,320
Candela Corp.	(1) (2)	117,840	1,338,662
Cardiac Science Inc.	(2)	446,536	955,587
CardioDynamics International Corp.	(2)	219,356	1,134,071
Cepheid Inc.	(1) (2)	254,675	2,531,469
Closure Medical Corp.	(2)	42,003	819,058
Conceptus Inc.	(1) (2)	156,303	1,268,399
CONMED Corp.	(2)	181,569	5,160,191
CTI Molecular Imaging Inc.	(2)	189,058	2,682,733

Cyberonics Inc.	(1) (2)	105,139	2,178,480
Datascope Corp.		71,172	2,824,817
Diagnostic Products Corp.		138,358	7,616,608
DJ Orthopedics Inc.	(2)	109,073	2,336,344
Encore Medical Corp.	(2)	187,475	1,272,955
EPIX Pharmaceuticals Inc.	(1) (2)	139,111	2,491,478
Exactech Inc.	(2)	37,232	680,973
E-Z-Em Inc.		39,387	575,050
FoxHollow Technologies Inc.	(1) (2)	27,326	671,946
Haemonetics Corp.	(2)	119,194	4,316,015
Hanger Orthopedic Group Inc.	(1) (2)	130,468	1,056,791
Hologic Inc.	(1) (2)	124,491	3,419,768
ICU Medical Inc.	(1) (2)	63,947	1,748,311
Immucor Inc.	(2)	273,067	6,419,805
Immunicon Corp.	(2)	35,250	246,045
IntraLase Corp.	(2)	45,548	1,069,467
Intuitive Surgical Inc.	(1) (2)	204,721	8,192,934
Invacare Corp.		158,585	7,336,142
Inverness Medical Innovations Inc.	(1) (2)	81,938	2,056,644
IVAX Diagnostics Inc.	(2)	39,225	170,629
Kensey Nash Corp.	(1) (2)	58,347	2,014,722
Kyphon Inc.	(1) (2)	142,132	3,661,320
Laserscope	(1) (2)	110,372	3,963,459
Lifeline Systems Inc.	(2)	67,873	1,748,408
Luminex Corp.	(2)	164,309	1,459,064
Medical Action Industries Inc.	(2)	49,795	980,961
Mentor Corp.	(1)	267,557	9,027,373
Merit Medical Systems Inc.	(2)	143,034	2,185,560
Micro Therapeutics Inc.	(2)	82,271	308,516
NuVasive Inc.	(2)	38,360	393,190
Oakley Inc.		126,194	1,608,973
Ocular Sciences Inc.	(2)	125,170	6,134,582
OraSure Technologies Inc.	(1) (2)	240,673	1,617,323
Orthologic Corp.	(2)	232,342	1,452,137
Orthovita Inc.	(1) (2)	280,754	1,176,359
Palatin Technologies Inc.	(1) (2)	317,107	843,505
PolyMedica Corp.	(1)	160,447	5,983,069
Possis Medical Inc.	(2)	97,076	1,308,584
PSS World Medical Inc.	(1) (2)	411,861	5,154,440
Quidel Corp.	(2)	193,773	984,367
Sola International Inc.	(2)	195,305	5,378,700
SonoSite Inc.	(1) (2)	89,951	3,053,836
Stereotaxis Inc.	(2)	32,271	317,224
Steris Corp.	(2)	425,684	10,097,224
SurModics Inc.	(1) (2)	86,629	2,816,309
Sybron Dental Specialties Inc.	(2)	235,496	8,331,848
TECHNE Corp.	(2)	250,529	9,745,578
Thoratec Corp.	(1) (2)	272,572	2,840,200
TriPath Imaging Inc.	(1) (2)	168,463	1,511,113
Ventana Medical Systems Inc.	(1) (2)	83,494	5,342,781
Viasys Healthcare Inc.	(2)	187,281	3,558,339
VISX Inc.	(2)	297,701	7,701,525
Vital Sign Inc.		34,411	1,339,276
VNUS Medical Technologies Inc.	(1) (2)	31,074	420,120
West Pharmaceutical Services Inc.		181,110	4,533,183
Wright Medical Group Inc.	(1) (2)	162,220	4,623,270
Young Innovations Inc.		28,778	970,682
Zila Inc.	(2)	274,190	1,173,533
Zoll Medical Corp.	(2)	56,136	1,931,078

			241,609,999

HEALTH CARE-SERVICES—1.97%
Alliance Imaging Inc.	(2)	76,535	861,019
Amedisys Inc.	(2)	80,209	2,597,970

American Healthways Inc.	(1) (2)	176,679	5,837,474
AMERIGROUP Corp.	(2)	150,872	11,414,976
AmSurg Corp.	(1) (2)	184,145	5,439,643
Apria Healthcare Group Inc.	(1) (2)	304,212	10,023,785
Beverly Enterprises Inc.	(1) (2)	655,246	5,995,501
Centene Corp.	(1) (2)	247,578	7,018,836
Genesis HealthCare Corp.	(2)	121,206	4,245,846
Gentiva Health Services Inc.	(2)	154,283	2,579,612
Kindred Healthcare Inc.	(1) (2)	160,352	4,802,542
LabOne Inc.	(1) (2)	104,044	3,333,570
LifePoint Hospitals Inc.	(1) (2)	233,526	8,131,375
Matria Healthcare Inc.	(1) (2)	62,599	2,445,743
Molina Healthcare Inc.	(2)	63,278	2,934,834
National Healthcare Corp.		41,099	1,450,795
OCA Inc.	(1) (2)	255,592	1,623,009
Odyssey Healthcare Inc.	(2)	223,471	3,057,083
Option Care Inc.	(1)	81,123	1,394,504
Pediatrix Medical Group Inc.	(2)	136,571	8,747,373
Province Healthcare Co.	(2)	301,487	6,738,234
Radiation Therapy Services Inc.	(2)	32,649	555,033
RehabCare Group Inc.	(1) (2)	98,927	2,768,967
Select Medical Corp.		561,038	9,874,269
Sierra Health Services Inc.	(1) (2)	140,574	7,747,033
Specialty Laboratories Inc.	(2)	47,714	526,763
Sunrise Senior Living Inc.	(1) (2)	99,171	4,597,568
Symbion Inc.	(2)	49,988	1,103,735
United Surgical Partners International Inc.	(1) (2)	171,823	7,165,019
VistaCare Inc. Class A	(1) (2)	54,982	914,351
Wellcare Health Plans Inc.	(2)	54,981	1,786,882

			137,713,344

HOLDING COMPANIES - DIVERSIFIED—0.13%
Resource America Inc. Class A		90,765	2,949,862
Terremark Worldwide Inc.	(1) (2)	1,829,504	1,170,883
Walter Industries Inc.		143,547	4,841,840

			8,962,585

HOME BUILDERS—1.01%
Beazer Homes USA Inc.	(1)	83,444	12,200,347
Brookfield Homes Corp.		91,041	3,086,290
Champion Enterprises Inc.	(1) (2)	428,973	5,070,461
Coachmen Industries Inc.		86,381	1,499,574
Dominion Homes Inc.	(2)	23,889	602,552
Fleetwood Enterprises Inc.	(1) (2)	327,672	4,410,465
Levitt Corp. Class A		93,509	2,858,570
M/I Homes Inc.		73,988	4,077,479
Meritage Homes Corp.	(2)	64,661	7,287,295
Monaco Coach Corp.		158,785	3,266,207
Orleans Homebuilders Inc.	(1) (2)	14,627	290,346
Palm Harbor Homes Inc.	(1) (2)	58,198	982,382
Skyline Corp.	(1)	41,871	1,708,337
Technical Olympic USA Inc.		55,661	1,412,676
Thor Industries Inc.	(1)	218,760	8,105,058
WCI Communities Inc.	(1) (2)	206,760	6,078,744
William Lyon Homes Inc.	(1) (2)	25,588	1,797,301
Winnebago Industries Inc.	(1)	158,614	6,195,463

			70,929,547

HOME FURNISHINGS—0.53%
American Woodmark Corp.		65,143	2,845,446
Applica Inc.	(2)	117,318	709,774
Bassett Furniture Industries Inc.		63,144	1,239,201
Digital Theater Systems Inc.	(2)	102,573	2,064,794
Ethan Allen Interiors Inc.	(1)	201,375	8,059,027

Furniture Brands International Inc.		301,298	7,547,515
Hooker Furniture Corp.		41,445	940,801
Kimball International Inc. Class B		132,066	1,955,897
La-Z-Boy Inc.	(1)	321,258	4,937,735
Stanley Furniture Co. Inc.	(1)	33,917	1,524,569
Tempur-Pedic International Inc.	(2)	114,192	2,420,870
TiVo Inc.	(1) (2)	279,861	1,642,784
Universal Electronics Inc.	(2)	82,745	1,456,312

			37,344,725

HOUSEHOLD PRODUCTS & WARES—0.89%
American Greetings Corp. Class A		386,937	9,808,853
Blyth Inc.	(1)	174,866	5,169,039
Central Garden & Pet Co.	(1) (2)	102,915	4,295,672
CSS Industries Inc.		42,601	1,353,008
Ennis Inc.		153,862	2,961,843
Harland (John H.) Co.		172,026	6,210,139
Jarden Corp.	(1) (2)	166,216	7,220,423
Lifetime Hoan Corp.	(1)	43,474	691,237
Playtex Products Inc.	(2)	212,101	1,694,687
Russ Berrie & Co. Inc.		48,920	1,117,333
Standard Register Co. (The)		71,734	1,012,884
Tupperware Corp.	(1)	318,718	6,603,837
Water Pik Technologies Inc.	(2)	59,867	1,061,442
WD-40 Co.	(1)	104,186	2,959,924
Yankee Candle Co. Inc. (The)	(2)	303,070	10,055,863

			62,216,184

HOUSEWARES—0.21%
Libbey Inc.		83,333	1,850,826
National Presto Industries Inc.		28,621	1,302,255
Toro Co.	(1)	139,301	11,332,136

			14,485,217

INSURANCE—2.46%
Affirmative Insurance Holdings Inc.		56,712	955,030
Alfa Corp.		201,549	3,060,522
American Equity Investment Life Holding Co.	(1)	131,086	1,411,796
American Physicians Capital Inc.	(2)	51,587	1,858,164
AmerUs Group Co.	(1)	239,707	10,858,727
Argonaut Group Inc.	(2)	142,784	3,017,026
Baldwin & Lyons Inc. Class B		49,108	1,315,603
Bristol West Holdings Inc.		92,826	1,856,520
Ceres Group Inc.	(2)	181,829	938,238
Citizens Inc.	(1) (2)	191,085	1,217,213
CNA Surety Corp.	(1) (2)	95,450	1,274,257
Commerce Group Inc.		148,242	9,048,692
Crawford & Co. Class B		79,323	594,922
Danielson Holding Corp.	(2)	281,198	2,376,123
Delphi Financial Group Inc. Class A		150,899	6,963,989
Direct General Corp.		96,310	3,091,551
Donegal Group Inc. Class A		38,355	879,480
EMC Insurance Group Inc.		36,164	782,589
Enstar Group Inc.	(2)	19,495	1,218,437
FBL Financial Group Inc. Class A		75,887	2,166,574
First Acceptance Corp.	(2)	124,580	1,116,237
FPIC Insurance Group Inc.	(1) (2)	48,649	1,721,202
Great American Financial Resources Inc.		43,663	758,426
Harleysville Group Inc.		79,265	1,892,056
Hilb, Rogal & Hobbs Co.	(1)	188,083	6,816,128
Horace Mann Educators Corp.		261,026	4,980,376
Independence Holding Co.	(1)	27,360	504,792
Infinity Property & Casualty Corp.		126,181	4,441,571
Kansas City Life Insurance Co.		22,371	1,058,148

LandAmerica Financial Group Inc.	(1)	108,645	5,859,225
Midland Co. (The)		55,653	1,740,269
National Western Life Insurance Co. Class A	(2)	13,406	2,233,574
Navigators Group Inc. (The)	(2)	52,565	1,582,732
NYMAGIC Inc.		19,694	498,258
Ohio Casualty Corp.	(1) (2)	374,782	8,698,690
Penn-America Group Inc.		58,601	884,875
Philadelphia Consolidated Holding Corp.	(2)	108,919	7,203,903
Phoenix Companies Inc.	(1)	577,993	7,224,912
PMA Capital Corp. Class A	(1) (2)	165,432	1,712,221
Presidential Life Corp.		129,987	2,204,580
ProAssurance Corp.	(1) (2)	159,925	6,254,667
RLI Corp.	(1)	136,823	5,687,732
Safety Insurance Group Inc.		61,568	1,917,843
Selective Insurance Group Inc.	(1)	169,398	7,494,168
State Auto Financial Corp.		81,766	2,113,651
Stewart Information Services Corp.		103,602	4,315,023
Tower Group Inc.		89,192	1,070,304
Triad Guaranty Inc.	(2)	56,920	3,442,522
21st Century Insurance Group		135,754	1,846,254
U.S.I. Holdings Corp.	(1) (2)	214,158	2,477,808
UICI		230,633	7,818,459
United Fire & Casualty Co.	(1)	87,895	2,962,940
Universal American Financial Corp.	(2)	160,611	2,484,652
Vesta Insurance Group	(1)	221,050	813,464
Zenith National Insurance Corp.	(1)	65,033	3,241,245

			171,958,360

INTERNET—3.29%
Agile Software Corp.	(1) (2)	316,955	2,589,522
Alloy Inc.	(1) (2)	200,695	1,619,609
aQuantive Inc.	(1) (2)	288,434	2,578,600
Ariba Inc.	(2)	383,860	6,372,076
AsiaInfo Holdings Inc.	(2)	215,098	1,281,984
@Road Inc.	(2)	208,309	1,439,413
autobytel.com Inc.	(2)	255,144	1,541,070
Blue Nile Inc.	(1) (2)	22,819	630,261
CMGI Inc.	(2)	2,730,206	6,962,025
CNET Networks Inc.	(1) (2)	779,226	8,750,708
Digital Insight Corp.	(2)	214,201	3,941,298
Digital River Inc.	(1) (2)	194,731	8,102,757
Digitas Inc.	(2)	431,414	4,120,004
DoubleClick Inc.	(1) (2)	689,798	5,366,628
Drugstore.com Inc.	(1) (2)	266,634	906,556
E.piphany Inc.	(2)	461,215	2,227,668
EarthLink Inc.	(1) (2)	803,695	9,258,566
eCollege.com Inc.	(1) (2)	96,680	1,098,285
Entrust Inc.	(2)	388,082	1,470,831
eResearch Technology Inc.	(1) (2)	271,528	4,303,719
F5 Networks Inc.	(1) (2)	210,075	10,234,854
FindWhat.com	(1) (2)	155,617	2,759,089
GSI Commerce Inc.	(2)	117,996	2,097,969
Harris Interactive Inc.	(1) (2)	319,108	2,520,953
HomeStore Inc.	(1) (2)	692,686	2,098,839
InfoSpace Inc.	(1) (2)	194,991	9,271,822
INTAC International Inc.	(1) (2)	47,060	611,780
Interchange Corp.	(1) (2)	19,013	344,896
Internet Capital Group Inc.	(2)	231,252	2,081,268
Internet Security Systems Inc.	(2)	235,299	5,470,702
Interwoven Inc.	(2)	246,820	2,685,402
Ipass Inc.	(2)	271,120	2,006,288
j2 Global Communications Inc.	(1) (2)	114,976	3,966,672
Keynote Systems Inc.	(2)	94,286	1,312,461
Kintera Inc.	(1) (2)	39,135	352,606

Lionbridge Technologies Inc.	(2)	282,630	1,899,274
LookSmart Ltd.	(2)	583,293	1,277,412
MarketWatch.com Inc.	(2)	68,770	1,237,860
MatrixOne Inc.	(2)	314,600	2,060,630
Motive Inc.	(2)	31,172	354,737
Neoforma Inc.	(1) (2)	55,677	428,156
Net2Phone Inc.	(1) (2)	217,863	740,734
NetBank Inc.		282,885	2,944,833
NetRatings Inc.	(1) (2)	75,249	1,442,523
NIC Inc.	(1) (2)	190,538	967,933
1-800 CONTACTS INC.	(1) (2)	44,269	973,918
1-800-FLOWERS.COM Inc.	(2)	135,812	1,142,179
Openwave Systems Inc.	(1) (2)	392,693	6,071,034
Opsware Inc.	(1) (2)	354,362	2,601,017
Overstock.com Inc.	(1) (2)	71,941	4,963,929
PC-Tel Inc.	(2)	127,623	1,012,050
Phase Forward Inc.	(2)	31,719	259,144
PlanetOut Inc.	(2)	33,493	455,505
Portal Software Inc.	(2)	196,010	519,426
Priceline.com Inc.	(1) (2)	145,773	3,438,785
ProQuest Co.	(1) (2)	146,098	4,339,111
RealNetworks Inc.	(2)	687,125	4,548,767
Redback Networks Inc.	(1) (2)	191,482	1,026,344
RightNow Technologies Inc.	(2)	37,714	609,081
RSA Security Inc.	(2)	424,927	8,524,036
S1 Corp.	(2)	429,255	3,889,050
Sapient Corp.	(1) (2)	480,968	3,804,457
Secure Computing Corp.	(1) (2)	217,120	2,166,858
SeeBeyond Technology Corp.	(1) (2)	302,928	1,084,482
Sohu.com Inc.	(1) (2)	134,738	2,386,210
SonicWALL Inc.	(2)	360,976	2,281,368
Stamps.com Inc.	(1)	103,132	1,633,611
Stellent Inc.	(2)	123,618	1,090,311
SupportSoft Inc.	(2)	222,874	1,484,341
Travelzoo Inc.	(1) (2)	10,001	954,395
TriZetto Group Inc. (The)	(2)	191,896	1,823,012
24/7 Real Media Inc.	(2)	169,294	733,043
United Online Inc.	(2)	325,567	3,753,788
ValueClick Inc.	(2)	483,017	6,438,617
Verity Inc.	(2)	180,802	2,372,122
Verso Technologies Inc.	(1) (2)	806,024	580,337
Vignette Corp.	(2)	1,769,392	2,459,455
WatchGuard Technologies Inc.	(2)	201,665	893,376
WebEx Communications Inc.	(2)	183,994	4,375,377
webMethods Inc.	(1) (2)	280,537	2,022,672
Websense Inc.	(1) (2)	140,162	7,109,017
WebSideStory Inc.	(2)	33,119	411,669

			229,963,167

INVESTMENT COMPANIES—0.19%
Apollo Investment Corp.		377,615	5,701,987
Ares Capital Corp.		66,288	1,287,976
Gladstone Capital Corp.	(1)	57,806	1,370,002
MCG Capital Corp.		205,050	3,512,507
NGP Capital Resources Co.	(1) (2)	96,076	1,476,688

			13,349,160

IRON & STEEL—1.01%
AK Steel Holding Corp.	(1) (2)	662,776	9,590,369
Allegheny Technologies Inc.		581,005	12,590,378
Carpenter Technology Corp.		146,381	8,557,433
Cleveland-Cliffs Inc.	(1)	65,315	6,783,616
Gibraltar Industries Inc.		143,570	3,391,123
Oregon Steel Mills Inc.	(2)	209,093	4,242,497

Reliance Steel & Aluminum Co.		172,234	6,710,237
Ryerson Tull Inc.	(1)	143,521	2,260,456
Schnitzer Steel Industries Inc. Class A	(1)	119,738	4,062,710
Steel Dynamics Inc.	(1)	228,693	8,662,891
Steel Technologies Inc.		61,481	1,691,342
Wheeling-Pittsburgh Corp.	(2)	49,280	1,899,251

			70,442,303

LEISURE TIME—0.44%
Ambassadors Group Inc.		49,028	1,745,887
Arctic Cat Inc.		84,038	2,228,688
Callaway Golf Co.	(1)	410,850	5,546,475
Escalade Inc.	(1)	47,329	632,315
K2 Inc.	(1) (2)	253,871	4,031,471
Life Time Fitness Inc.	(2)	72,322	1,871,693
Marine Products Corp.		52,960	1,382,786
Multimedia Games Inc.	(1) (2)	143,639	2,263,751
Nautilus Group Inc. (The)	(1)	174,836	4,225,786
Navigant International Inc.	(1) (2)	86,473	1,052,376
Pegasus Solutions Inc.	(1) (2)	132,674	1,671,692
WMS Industries Inc.	(1) (2)	118,614	3,978,314

			30,631,234

LODGING—0.55%
Ameristar Casinos Inc.		69,629	3,001,706
Aztar Corp.	(2)	211,025	7,368,993
Boyd Gaming Corp.	(1)	277,452	11,555,876
La Quinta Corp.	(2)	1,145,202	10,409,886
Lakes Gaming Inc.	(2)	92,805	1,511,793
Marcus Corp.		120,446	3,028,012
MTR Gaming Group Inc.	(2)	142,224	1,501,885

			38,378,151

MACHINERY—1.98%
Albany International Corp. Class A		160,161	5,631,261
Applied Industrial Technologies Inc.		156,356	4,284,141
Astec Industries Inc.	(2)	83,786	1,441,957
Bucyrus International Inc. Class A		75,441	3,065,922
Cascade Corp.		64,975	2,595,751
Cognex Corp.		243,930	6,805,647
Flowserve Corp.	(2)	331,479	9,128,932
Gardner Denver Inc.	(2)	120,668	4,379,042
Global Power Equipment Group Inc.	(1) (2)	207,182	2,038,671
Gorman-Rupp Co. (The)		56,201	1,292,623
IDEX Corp.		305,754	12,383,037
JLG Industries Inc.	(1)	266,872	5,238,697
Joy Global Inc.	(1)	310,040	13,465,037
Kadant Inc.	(2)	86,657	1,776,469
Lindsay Manufacturing Co.	(1)	71,714	1,855,958
Manitowoc Co. Inc. (The)		179,628	6,762,994
Middleby Corp. (The)	(1)	27,372	1,388,308
NACCO Industries Inc.		28,594	3,013,808
Nordson Corp.		162,134	6,496,709
Presstek Inc.	(1) (2)	156,674	1,516,604
Robbins & Myers Inc.	(1)	66,298	1,579,881
Sauer-Danfoss Inc.		61,640	1,344,368
Stewart & Stevenson Services Inc.		175,434	3,549,030
Tecumseh Products Co. Class A		100,142	4,786,788
Tennant Co.		46,585	1,847,095
Terex Corp.	(2)	300,668	14,326,830
Thomas Industries Inc.		88,614	3,537,471
Unova Inc.	(1) (2)	292,936	7,408,351
Wabtec Corp.		242,648	5,173,255

			138,114,637

MANUFACTURING—1.68%
Actuant Corp. Class A	(1) (2)	159,898	8,338,681
Acuity Brands Inc.		260,181	8,273,756
Ameron International Corp.		49,818	1,888,102
Applied Films Corp.	(1) (2)	89,463	1,928,822
AptarGroup Inc.		222,848	11,761,917
Barnes Group Inc.	(1)	91,083	2,414,610
Blount International Inc.	(2)	36,010	627,294
Ceradyne Inc.	(1) (2)	97,471	5,576,316
CLARCOR Inc.		155,032	8,491,103
CUNO Inc.	(2)	103,492	6,147,425
EnPro Industries Inc.	(2)	126,558	3,742,320
ESCO Technologies Inc.	(2)	79,071	6,060,792
Federal Signal Corp.	(1)	293,039	5,175,069
Griffon Corp.	(1) (2)	149,122	4,026,294
Hexcel Corp.	(2)	161,303	2,338,894
Jacuzzi Brands Inc.	(2)	460,298	4,004,593
Lancaster Colony Corp.		165,199	7,082,081
Matthews International Corp. Class A		196,669	7,237,419
Myers Industries Inc.		147,999	1,894,387
Quixote Corp.	(1)	46,116	937,538
Raven Industries Inc.		93,867	2,000,306
Smith (A.O.) Corp.		103,896	3,110,646
Standex International Corp.		74,436	2,120,682
Sturm Ruger & Co. Inc.		129,076	1,165,556
Tredegar Corp.		169,155	3,418,623
Trinity Industries Inc.	(1)	224,065	7,636,135

			117,399,361

MEDIA—1.33%
Beasley Broadcast Group Inc. Class A	(2)	32,202	564,501
Charter Communications Inc. Class A	(1) (2)	1,638,543	3,670,336
Courier Corp.		39,295	2,040,196
Crown Media Holdings Inc.	(1) (2)	89,432	769,115
Cumulus Media Inc. Class A	(2)	300,931	4,538,039
Emmis Communications Corp.	(1) (2)	299,347	5,744,469
Entravision Communications Corp.	(2)	294,294	2,457,355
Fisher Communications Inc.	(1) (2)	39,452	1,928,414
4Kids Entertainment Inc.	(1) (2)	84,398	1,774,046
Gray Television Inc.		274,058	4,247,899
Hollinger International Inc.	(1)	350,605	5,497,486
Insight Communications Co. Inc.	(1) (2)	271,811	2,519,688
Journal Communications Inc. Class A		123,201	2,226,242
Journal Register Co.	(2)	255,398	4,936,843
Liberty Corp.		95,935	4,217,303
Lin TV Corp. Class A	(1) (2)	163,898	3,130,452
LodgeNet Entertainment Corp.	(1) (2)	79,130	1,399,810
Martha Stewart Living Omnimedia Inc. Class A	(1) (2)	71,452	2,073,537
Mediacom Communications Corp.	(1) (2)	402,430	2,515,188
Nelson (Thomas) Inc.		61,542	1,390,849
Nexstar Broadcasting Group Inc. Class A	(2)	60,134	554,435
Paxson Communications Corp.	(1) (2)	265,550	366,459
Playboy Enterprises Inc. Class B	(2)	119,089	1,463,604
Primedia Inc.	(1) (2)	805,672	3,061,554
Pulitzer Inc.	(1)	50,870	3,298,920
Readers Digest Association Inc. (The)		604,922	8,414,465
Regent Communications Inc.	(2)	213,480	1,131,444
Saga Communications Inc.	(2)	99,665	1,679,355
Salem Communications Corp. Class A	(2)	58,563	1,461,147
Scholastic Corp.	(1) (2)	184,435	6,816,718
Sinclair Broadcast Group Inc. Class A		273,227	2,516,421
Spanish Broadcasting System Inc. Class A	(2)	225,566	2,381,977
Value Line Inc.		8,320	326,460

World Wrestling Entertainment Inc.		82,105	995,934
Young Broadcasting Inc. Class A	(2)	99,006	1,045,503

			93,156,164

METAL FABRICATE & HARDWARE—0.60%
CIRCOR International Inc.		94,145	2,180,398
Commercial Metals Co.		177,357	8,967,170
Kaydon Corp.	(1)	172,271	5,688,388
Lawson Products Inc.		30,045	1,515,169
Metals USA Inc.	(2)	123,728	2,295,154
Mueller Industries Inc.		213,753	6,882,847
NN Inc.		102,417	1,352,929
NS Group Inc.	(2)	111,846	3,109,319
Penn Engineering & Manufacturing Corp.		65,871	1,192,265
Quanex Corp.		100,355	6,881,342
Valmont Industries Inc.		87,747	2,203,327

			42,268,308

MINING—0.57%
AMCOL International Corp.		131,452	2,640,871
Brush Engineered Materials Inc.	(2)	115,613	2,138,841
Century Aluminum Co.	(1) (2)	114,453	3,005,536
Coeur d’Alene Mines Corp.	(1) (2)	1,455,622	5,720,594
Compass Minerals International Inc.		91,598	2,219,420
Hecla Mining Co.	(1) (2)	722,344	4,211,266
Owens & Minor Inc.		239,890	6,757,701
Royal Gold Inc.	(1)	100,763	1,837,917
RTI International Metals Inc.	(2)	128,740	2,644,320
Stillwater Mining Co.	(2)	245,329	2,762,405
Titanium Metals Corp.	(1) (2)	39,471	952,830
USEC Inc.		512,151	4,962,743

			39,854,444

OFFICE & BUSINESS EQUIPMENT—0.17%
CompX International Inc.	(1)	19,969	330,088
General Binding Corp.	(2)	36,293	476,890
Global Imaging Systems Inc.	(1) (2)	140,880	5,564,760
Imagistics International Inc.	(2)	101,725	3,424,064
Navarre Corp.	(1) (2)	135,030	2,376,528

			12,172,330

OFFICE FURNISHINGS—0.04%
Interface Inc. Class A	(2)	270,178	2,693,675

			2,693,675

OIL & GAS—3.43%
Atlas America Inc.	(1) (2)	13,955	498,891
Atwood Oceanics Inc.	(2)	71,669	3,733,955
Berry Petroleum Co. Class A		110,225	5,257,733
Brigham Exploration Co.	(2)	143,364	1,290,276
Cabot Oil & Gas Corp.		200,962	8,892,569
Callon Petroleum Co.	(1) (2)	75,754	1,095,403
Cheniere Energy Inc.	(1) (2)	154,928	9,868,914
Cimarex Energy Co.	(2)	252,221	9,559,176
Clayton Williams Energy Inc.	(2)	30,885	707,267
Comstock Resources Inc.	(2)	211,156	4,655,990
Crosstex Energy Inc.	(1)	14,631	613,039
Delta Petroleum Corp.	(1) (2)	115,556	1,811,918
Denbury Resources Inc.	(2)	334,118	9,171,539
Encore Acquisition Co.	(2)	146,389	5,110,440
Energy Partners Ltd.	(1) (2)	146,909	2,977,845
Forest Oil Corp.	(2)	306,803	9,731,791
Frontier Oil Corp.	(1)	162,112	4,321,906
FX Energy Inc.	(1) (2)	187,490	2,189,883

Giant Industries Inc.	(2)	64,428	1,707,986
Grey Wolf Inc.	(1) (2)	1,138,249	5,998,572
Harvest Natural Resources Inc.	(2)	219,507	3,790,886
Helmerich & Payne Inc.		307,318	10,461,105
Holly Corp.	(1)	124,330	3,465,077
Houston Exploration Co.	(2)	76,903	4,330,408
KCS Energy Inc.	(1) (2)	297,677	4,399,666
Magnum Hunter Resources Inc.	(2)	530,193	6,839,490
McMoRan Exploration Co.	(1) (2)	109,575	2,049,053
Meridian Resource Corp. (The)	(2)	373,395	2,259,040
Mission Resources Corp.	(1) (2)	249,663	1,458,032
Parker Drilling Co.	(2)	575,585	2,262,049
Penn Virginia Corp.		111,399	4,519,457
PetroCorp Inc. Escrow	(3)	26,106	0
Petroleum Development Corp.	(2)	99,229	3,827,263
Plains Exploration & Production Co.	(2)	469,533	12,207,858
Quicksilver Resources Inc.	(1) (2)	180,420	6,635,848
Range Resources Corp.		412,779	8,445,458
Remington Oil & Gas Corp.	(2)	131,898	3,594,221
Southwestern Energy Co.	(2)	220,005	11,152,053
Spinnaker Exploration Co.	(2)	152,736	5,356,452
St. Mary Land & Exploration Co.	(1)	174,383	7,278,746
Stone Energy Corp.	(2)	140,773	6,347,455
Swift Energy Co.	(1) (2)	169,315	4,899,976
Tesoro Corp.	(2)	399,506	12,728,261
TODCO Class A	(2)	72,975	1,344,200
Unit Corp.	(2)	230,473	8,806,373
Vintage Petroleum Inc.		310,669	7,049,080
Whiting Petroleum Corp.	(1) (2)	164,750	4,983,688

			239,686,288

OIL & GAS SERVICES—1.46%
Cal Dive International Inc.	(1) (2)	232,979	9,493,894
CARBO Ceramics Inc.	(1)	77,526	5,349,294
Dril-Quip Inc.	(2)	39,773	964,893
Global Industries Ltd.	(2)	496,136	4,112,967
Gulf Island Fabrication Inc.		49,153	1,073,010
Hanover Compressor Co.	(1) (2)	469,287	6,631,025
Hornbeck Offshore Services Inc.	(2)	36,940	712,942
Hydril Co. LP	(2)	97,308	4,428,487
Input/Output Inc.	(1) (2)	388,890	3,437,788
Key Energy Services Inc.	(2)	797,787	9,413,887
Lone Star Technologies Inc.	(2)	175,743	5,880,361
Lufkin Industries Inc.		43,613	1,740,508
Matrix Service Co.	(1) (2)	104,340	840,980
Maverick Tube Corp.	(1) (2)	258,650	7,837,095
Newpark Resources Inc.	(2)	511,623	2,634,858
Oceaneering International Inc.	(2)	152,361	5,686,113
Oil States International Inc.	(2)	177,396	3,421,969
RPC Inc.		58,378	1,466,455
Seacor Holdings Inc.	(1) (2)	113,376	6,054,278
Superior Energy Services Inc.	(2)	331,258	5,104,686
Tetra Technologies Inc.	(2)	136,228	3,855,252
Universal Compression Holdings Inc.	(2)	104,683	3,654,484
Veritas DGC Inc.	(2)	207,079	4,640,640
W-H Energy Services Inc.	(2)	149,339	3,339,220

			101,775,086

PACKAGING & CONTAINERS—0.41%
Anchor Glass Container Corp.		61,292	411,882
Chesapeake Corp.	(1)	119,063	3,233,751
Crown Holdings Inc.	(2)	1,007,153	13,838,282
Graphic Packaging Corp.	(2)	407,106	2,931,163
Greif Inc. Class A		79,225	4,436,600
Silgan Holdings Inc.		66,937	4,080,480

			28,932,158

PHARMACEUTICALS—3.39%
Abgenix Inc.	(2)	496,443	5,133,221
Able Laboratories Inc.	(1) (2)	110,017	2,502,887
Accelrys Inc.	(2)	161,809	1,262,110
Adolor Corp.	(1) (2)	236,997	2,351,010
Advancis Pharmaceutical Corp.	(2)	59,942	228,978
Alkermes Inc.	(1) (2)	547,713	7,717,276
Alpharma Inc. Class A		239,840	4,065,288
Antigenics Inc.	(1) (2)	153,454	1,552,954
Array BioPharma Inc.	(2)	190,716	1,815,616
AtheroGenics Inc.	(1) (2)	225,453	5,311,673
Bentley Pharmaceuticals Inc.	(1) (2)	93,471	1,004,813
Biocryst Pharmaceuticals Inc.	(2)	97,709	564,758
Bioenvision Inc.	(2)	144,080	1,290,957
BioMarin Pharmaceutical Inc.	(1) (2)	392,904	2,510,657
Bio-Reference Laboratories Inc.	(1) (2)	50,107	871,862
Bone Care International Inc.	(1) (2)	95,419	2,657,419
Bradley Pharmaceuticals Inc.	(1) (2)	83,109	1,612,315
Caraco Pharmaceutical Laboratories Ltd.	(2)	54,166	517,285
Cell Therapeutics Inc.	(1) (2)	371,156	3,021,210
Connetics Corp.	(1) (2)	191,228	4,644,928
Corcept Therapeutics Inc.	(2)	26,096	163,100
Corixa Corp.	(1) (2)	363,015	1,321,375
Cubist Pharmaceuticals Inc.	(1) (2)	301,323	3,564,651
CV Therapeutics Inc.	(1) (2)	204,824	4,710,952
Cypress Bioscience Inc.	(2)	178,388	2,508,135
Dendreon Corp.	(1) (2)	352,736	3,802,494
Depomed Inc.	(1) (2)	128,269	692,653
Discovery Laboratories Inc.	(1) (2)	283,950	2,251,724
DOV Pharmaceutical Inc.	(1) (2)	86,258	1,556,957
Durect Corp.	(1) (2)	186,827	612,793
DUSA Pharmaceuticals Inc.	(2)	91,744	1,311,939
Dyax Corp.	(1) (2)	160,554	1,159,200
Dynavax Technologies Corp.	(2)	36,626	293,008
First Horizon Pharmaceutical Corp.	(1) (2)	159,757	3,656,838
Genta Inc.	(1) (2)	371,720	654,227
Guilford Pharmaceuticals Inc.	(1) (2)	267,918	1,326,194
HealthExtras Inc.	(1) (2)	113,356	1,847,703
Hollis-Eden Pharmaceuticals Inc.	(1) (2)	82,755	779,552
Idenix Pharmaceuticals Inc.	(2)	34,518	591,984
Impax Laboratories Inc.	(1) (2)	297,038	4,716,963
Indevus Pharmaceuticals Inc.	(1) (2)	253,943	1,513,500
InKine Pharmaceutical Co. Inc.	(2)	296,134	1,608,008
Inspire Pharmaceuticals Inc.	(1) (2)	250,492	4,200,751
Isis Pharmaceuticals Inc.	(1) (2)	316,196	1,865,556
Isolagen Inc.	(1) (2)	130,315	1,025,579
ISTA Pharmaceuticals Inc.	(2)	48,471	490,527
Kos Pharmaceuticals Inc.	(1) (2)	72,783	2,739,552
K-V Pharmaceutical Co. Class A	(1) (2)	218,136	4,809,899
Lannett Co. Inc.	(1) (2)	42,068	414,370
Ligand Pharmaceuticals Inc. Class B	(1) (2)	451,313	5,253,283
Mannatech Inc.	(1)	87,056	1,657,546
MannKind Corp.	(1) (2)	79,476	1,251,747
Marshall Edwards Inc.	(1) (2)	42,403	379,295
Medarex Inc.	(1) (2)	483,230	5,209,219
Medicines Co. (The)	(1) (2)	291,419	8,392,867
Nabi Biopharmaceuticals	(1) (2)	351,609	5,151,072
Nature’s Sunshine Products Inc.		63,480	1,292,453
NeighborCare Inc.	(1) (2)	228,823	7,029,443
NeoPharm Inc.	(1) (2)	105,818	1,323,783
NitroMed Inc.	(1) (2)	68,458	1,824,406

Northfield Laboratories Inc.	(1) (2)	116,653	2,630,525
Noven Pharmaceuticals Inc.	(1) (2)	142,030	2,423,032
NPS Pharmaceuticals Inc.	(1) (2)	227,434	4,157,494
Nutraceutical International Corp.	(2)	48,235	743,301
Nuvelo Inc.	(2)	172,847	1,702,543
Omega Protein Corp.	(2)	35,937	309,058
Onyx Pharmaceuticals Inc.	(1) (2)	211,748	6,858,518
Pain Therapeutics Inc.	(1) (2)	192,560	1,388,358
Par Pharmaceutical Companies Inc.	(2)	209,260	8,659,179
Penwest Pharmaceuticals Co.	(1) (2)	101,679	1,216,081
Perrigo Co.		385,564	6,658,690
PetMed Express Inc.	(1) (2)	58,579	445,786
Pharmacyclics Inc.	(1) (2)	119,536	1,251,542
Pharmion Corp.	(1) (2)	90,461	3,818,359
Pharmos Corp.	(1) (2)	577,985	820,739
POZEN Inc.	(2)	147,181	1,070,006
Priority Healthcare Corp. Class B	(1) (2)	174,690	3,803,001
Progenics Pharmaceuticals Inc.	(1) (2)	72,076	1,236,824
Renovis Inc.	(2)	36,538	525,416
Rigel Pharmaceuticals Inc.	(2)	65,257	1,593,576
Salix Pharmaceuticals Ltd.	(1) (2)	219,895	3,867,953
Santarus Inc.	(2)	49,847	451,614
SciClone Pharmaceuticals Inc.	(2)	273,390	1,011,543
Star Scientific Inc.	(1) (2)	167,963	854,092
Tanox Inc.	(1) (2)	144,032	2,189,286
Trimeris Inc.	(1) (2)	95,151	1,348,290
United Therapeutics Inc.	(1) (2)	115,454	5,212,748
USANA Health Sciences Inc.	(1) (2)	64,082	2,191,604
Valeant Pharmaceuticals International		510,952	13,463,585
Vicuron Pharmaceuticals Inc.	(2)	312,565	5,441,757
Vion Pharmaceuticals Inc.	(1) (2)	336,713	1,579,184
Zymogenetics Inc.	(2)	117,933	2,712,459

			237,228,658

PIPELINES—0.01%
TransMontaigne Inc.	(2)	130,643	800,842

			800,842

REAL ESTATE—0.41%
Avatar Holdings Inc.	(1) (2)	28,211	1,356,949
Bluegreen Corp.	(1) (2)	99,242	1,967,969
CB Richard Ellis Group Inc. Class A	(2)	153,549	5,151,569
Consolidated-Tomoka Land Co.		34,521	1,484,403
Jones Lang LaSalle Inc.	(2)	194,801	7,287,505
LNR Property Corp.	(1)	104,627	6,582,085
Tarragon Corp.	(1) (2)	40,139	716,481
Trammell Crow Co.	(2)	199,743	3,617,346
ZipRealty Inc.	(2)	26,332	470,553

			28,634,860

REAL ESTATE INVESTMENT TRUSTS—7.05%
Aames Investment Corp.		221,164	2,366,455
Acadia Realty Trust		161,757	2,636,639
Affordable Residential Communities Inc.		150,707	2,162,645
Alexander’s Inc.	(2)	11,566	2,486,690
Alexandria Real Estate Equities Inc.		118,416	8,812,519
American Campus Communities Inc.		73,507	1,653,172
American Financial Realty Trust	(1)	668,471	10,815,861
American Home Mortgage Investment Corp.		212,053	7,262,815
AMLI Residential Properties Trust		154,530	4,944,960
Anthracite Capital Inc.		324,915	4,015,949
Anworth Mortgage Asset Corp.	(1)	272,539	2,918,893
Arbor Realty Trust Inc.		45,334	1,112,496
Ashford Hospitality Trust Inc.		122,104	1,327,270

Bedford Property Investors Inc.	(1)	87,986	2,499,682
Bimini Mortgage Management Inc. Class A		118,158	1,897,617
BioMed Realty Trust Inc.		191,943	4,263,054
Brandywine Realty Trust	(1)	293,274	8,619,323
Capital Automotive	(1)	227,246	8,072,914
Capital Lease Funding Inc.		138,648	1,733,100
Capstead Mortgage Corp.	(1)	106,780	1,125,461
CarrAmerica Realty Corp.		331,332	10,933,956
Cedar Shopping Centers Inc.		99,604	1,424,337
Colonial Properties Trust		115,722	4,544,403
Commercial Net Lease Realty Inc.	(1)	315,567	6,500,680
Cornerstone Realty Income Trust Inc.		306,267	3,056,545
Corporate Office Properties Trust	(1)	224,162	6,579,155
Correctional Properties Trust		67,006	1,935,133
Cousins Properties Inc.		219,433	6,642,237
CRT Properties Inc.		189,568	4,523,092
Digital Realty Trust Inc.		120,246	1,619,714
EastGroup Properties Inc.		127,628	4,890,705
Entertainment Properties Trust		155,211	6,914,650
Equity Inns Inc.		308,563	3,622,530
Equity Lifestyle Properties Inc.		113,804	4,068,493
Equity One Inc.	(1)	206,807	4,907,530
Essex Property Trust Inc.	(1)	139,495	11,689,681
Extra Space Storage Inc.		136,286	1,816,692
FelCor Lodging Trust Inc.	(1) (2)	301,245	4,413,239
First Industrial Realty Trust Inc.	(1)	251,317	10,236,141
Gables Residential Trust	(1)	178,756	6,397,677
Getty Realty Corp.		107,033	3,075,058
Glenborough Realty Trust Inc.		169,962	3,616,791
Glimcher Realty Trust	(1)	216,962	6,012,017
Global Signal Inc.		58,368	1,607,455
GMH Communities Trust		183,513	2,587,533
Government Properties Trust Inc.	(1)	118,214	1,165,590
Gramercy Capital Corp.		57,060	1,175,436
Healthcare Realty Trust Inc.		290,638	11,828,967
Heritage Property Investment Trust Inc.	(1)	165,310	5,304,798
Highland Hospitality Corp.		211,046	2,372,157
Highwoods Properties Inc.		327,748	9,078,620
Home Properties Inc.		199,950	8,597,850
HomeBanc Corp.		209,962	2,032,432
Impac Mortgage Holdings Inc.	(1)	453,780	10,287,193
Innkeepers USA Trust		198,664	2,821,029
Investors Real Estate Trust		266,373	2,794,253
Kilroy Realty Corp.	(1)	173,492	7,416,783
Kite Realty Group Trust		116,384	1,778,348
Kramont Realty Trust		146,330	3,424,122
LaSalle Hotel Properties		169,338	5,390,029
Lexington Corporate Properties Trust		294,136	6,641,591
LTC Properties Inc.		90,502	1,801,895
Luminent Mortgage Capital Inc.		222,729	2,650,475
Maguire Properties Inc.		206,781	5,678,206
Meristar Hospitality Corp.	(2)	531,038	4,434,167
MFA Mortgage Investments Inc.		490,883	4,329,588
Mid-America Apartment Communities Inc.		108,718	4,481,356
Mission West Properties Inc.		107,282	1,141,480
MortgageIT Holdings Inc.		88,625	1,590,819
National Health Investors Inc.		139,025	4,056,750
Nationwide Health Properties Inc.		406,253	9,648,509
New Century Financial Corp.	(1)	243,095	15,536,201
Newcastle Investment Corp.		218,970	6,958,867
Novastar Financial Inc.	(1)	164,534	8,144,433
Omega Healthcare Investors Inc.		304,995	3,598,941
Parkway Properties Inc.		66,839	3,392,079
Pennsylvania Real Estate Investment Trust		191,907	8,213,620

Post Properties Inc.	(1)	242,962	8,479,374
Prentiss Properties Trust	(1)	271,230	10,360,986
PS Business Parks Inc.		96,196	4,338,440
RAIT Investment Trust		155,905	4,360,663
Ramco-Gershenson Properties Trust		86,669	2,795,075
Realty Income Corp.	(1)	241,586	12,219,420
Redwood Trust Inc.	(1)	107,169	6,654,123
Saul Centers Inc.		68,189	2,608,229
Saxon Capital Inc.		303,339	7,277,103
Senior Housing Properties Trust		327,693	6,206,505
Sovran Self Storage Inc.		96,087	4,049,106
Strategic Hotel Capital Inc.		123,110	2,031,315
Summit Properties Inc.	(1)	171,119	5,571,635
Sun Communities Inc.		98,088	3,948,042
Sunstone Hotel Investors Inc.		133,371	2,771,449
Tanger Factory Outlet Centers Inc.		166,118	4,395,482
Taubman Centers Inc.		303,747	9,097,223
Town & Country Trust (The)	(1)	106,334	2,938,008
U.S. Restaurant Properties Inc.	(1)	137,660	2,486,140
Universal Health Realty Income Trust		71,629	2,301,440
Urstadt Biddle Properties Inc. Class A	(1)	128,394	2,189,118
U-Store-It Trust	(2)	174,150	3,021,503
Washington Real Estate Investment Trust		255,201	8,643,658
Winston Hotels Inc.		142,153	1,678,827

			492,532,407

RETAIL—5.79%
AC Moore Arts & Crafts Inc.	(1) (2)	83,855	2,415,863
Aeropostale Inc.	(1) (2)	337,893	9,944,191
America’s Car-Mart Inc.	(1) (2)	33,945	1,289,910
Asbury Automotive Group Inc.	(2)	68,514	944,123
Bebe Stores Inc.		55,056	1,485,411
Big 5 Sporting Goods Corp.		124,041	3,614,555
BJ’s Restaurants Inc.	(1) (2)	65,835	921,690
Blair Corp.	(1)	49,618	1,769,378
Bob Evans Farms Inc.	(1)	215,075	5,622,061
Bombay Co. Inc. (The)	(1) (2)	217,975	1,205,402
Bon-Ton Stores Inc. (The)		31,394	494,456
Brookstone Inc.	(2)	121,744	2,380,095
Brown Shoe Co. Inc.		110,395	3,293,083
Buckle Inc. (The)		46,479	1,371,131
Buffalo Wild Wings Inc.	(2)	34,659	1,206,480
Build-A-Bear Workshop Inc.	(2)	53,847	1,892,722
Burlington Coat Factory Warehouse Corp.		111,689	2,535,340
Cache Inc.	(2)	58,780	1,059,216
California Pizza Kitchen Inc.	(1) (2)	116,770	2,685,710
Casey’s General Store Inc.		304,465	5,526,040
Cash America International Inc.		173,145	5,147,601
Casual Male Retail Group Inc.	(1) (2)	171,221	933,154
Cato Corp. Class A		118,971	3,428,744
CBRL Group Inc.		302,433	12,656,821
CEC Entertainment Inc.	(2)	228,252	9,123,232
Charlotte Russe Holding Inc.	(2)	69,716	704,132
Charming Shoppes Inc.	(1) (2)	702,838	6,585,592
Children’s Place Retail Stores Inc. (The)	(1) (2)	102,999	3,814,053
Christopher & Banks Corp.	(1)	229,483	4,233,961
CKE Restaurants Inc.	(1) (2)	316,092	4,586,495
Coldwater Creek Inc.	(1) (2)	134,043	4,137,907
Conn’s Inc.	(1) (2)	41,557	698,989
Cosi Inc.	(2)	125,201	757,466
Cost Plus Inc.	(1) (2)	133,377	4,285,403
CSK Auto Corp.	(1) (2)	284,127	4,756,286
Dave & Buster’s Inc.	(1) (2)	68,067	1,374,953
Deb Shops Inc.		25,886	648,185

Design Within Reach Inc.	(2)	24,615	358,148
Dick’s Sporting Goods Inc.	(1) (2)	184,069	6,470,025
Domino’s Pizza Inc.		147,930	2,633,154
Dress Barn Inc.	(2)	125,186	2,203,274
Electronics Boutique Holdings Corp.	(1) (2)	70,939	3,046,121
Finish Line Inc. (The)		229,215	4,194,635
Fred’s Inc.	(1)	238,958	4,157,869
GameStop Corp. Class B	(2)	228,093	5,111,564
Gander Mountain Co.	(1) (2)	37,476	480,817
Genesco Inc.	(1) (2)	133,053	4,143,270
Goody’s Family Clothing Inc.		115,081	1,051,840
Group 1 Automotive Inc.	(2)	119,034	3,749,571
Guitar Center Inc.	(2)	148,761	7,838,217
Hancock Fabrics Inc.	(1)	115,095	1,193,535
Haverty Furniture Companies Inc.		113,808	2,105,448
Hibbet Sporting Goods Inc.	(2)	142,825	3,800,573
Hollywood Entertainment Corp.	(2)	321,338	4,206,314
Hot Topic Inc.	(1) (2)	281,924	4,846,274
IHOP Corp.		123,424	5,170,231
Insight Enterprises Inc.	(2)	295,599	6,065,691
Jack in the Box Inc.	(2)	222,983	8,221,383
Jill (J.) Group Inc. (The)	(2)	107,629	1,602,596
Jo-Ann Stores Inc.	(2)	115,220	3,173,159
Joseph A. Bank Clothiers Inc.	(1) (2)	62,792	1,777,014
Kenneth Cole Productions Inc. Class A	(1)	51,072	1,576,082
Kirkland’s Inc.	(2)	67,372	828,002
Krispy Kreme Doughnuts Inc.	(1) (2)	335,187	4,223,356
Landry’s Restaurants Inc.	(1)	131,438	3,819,588
Linens’n Things Inc.	(2)	275,519	6,832,871
Lithia Motors Inc. Class A		87,506	2,346,911
Lone Star Steakhouse & Saloon Inc.		96,467	2,701,076
Longs Drug Stores Corp.	(1)	183,988	5,072,549
MarineMax Inc.	(2)	71,299	2,121,858
Men’s Wearhouse Inc. (The)	(2)	193,023	6,169,015
Movado Group Inc.		93,186	1,737,919
Movie Gallery Inc.	(1)	150,639	2,872,686
New York & Co. Inc.	(2)	59,710	986,409
99 Cents Only Stores	(1) (2)	298,094	4,817,199
Nu Skin Enterprises Inc. Class A	(1)	321,025	8,147,615
O’Charley’s Inc.	(1) (2)	129,515	2,532,018
P.F. Chang’s China Bistro Inc.	(1) (2)	156,319	8,808,576
Panera Bread Co. Class A	(1) (2)	173,406	6,991,730
Pantry Inc. (The)	(2)	71,043	2,137,684
Papa John’s International Inc.	(1) (2)	67,300	2,317,812
Party City Corp.	(2)	69,485	898,441
Payless ShoeSource Inc.	(1) (2)	415,578	5,111,609
PC Connection Inc.	(2)	44,805	426,544
PC Mall Inc.	(1) (2)	50,107	1,121,395
Pep Boys-Manny, Moe & Jack Inc.	(1)	352,710	6,020,760
Rare Hospitality International Inc.	(1) (2)	207,613	6,614,550
Red Robin Gourmet Burgers Inc.	(1) (2)	72,790	3,892,081
Restoration Hardware Inc.	(2)	161,127	924,869
Retail Ventures Inc.	(2)	80,305	570,166
Rush Enterprises Inc. Class B	(2)	53,209	921,048
Ryan’s Restaurant Group Inc.	(2)	255,920	3,946,286
School Specialty Inc.	(1) (2)	138,438	5,338,169
Select Comfort Corp.	(1) (2)	222,315	3,988,331
Sharper Image Corp.	(1) (2)	71,866	1,354,674
Shoe Carnival Inc.	(2)	44,084	573,092
ShopKo Stores Inc.	(2)	179,237	3,348,147
Smart & Final Inc.	(2)	76,594	1,102,188
Sonic Automotive Inc.	(1)	169,073	4,193,010
Sonic Corp.	(1) (2)	361,917	11,038,469
Sports Authority Inc. (The)	(1) (2)	135,989	3,501,717

Stage Stores Inc.	(1) (2)	114,494	4,753,791
Steak n Shake Co. (The)	(2)	147,753	2,966,880
Stein Mart Inc.	(2)	151,105	2,577,851
Systemax Inc.	(2)	57,152	419,496
TBC Corp.	(2)	120,830	3,359,074
Texas Roadhouse Inc. Class A	(2)	63,161	1,866,408
Too Inc.	(2)	210,281	5,143,473
Tractor Supply Co.	(1) (2)	190,075	7,072,691
Trans World Entertainment Corp.	(1) (2)	135,145	1,685,258
Triarc Companies Inc. Class B	(1)	217,955	2,672,128
Tuesday Morning Corp.	(1) (2)	157,204	4,815,159
United Auto Group Inc.		116,925	3,459,811
West Marine Inc.	(1) (2)	81,873	2,026,357
World Fuel Services Corp.		68,426	3,407,615
Zale Corp.	(2)	323,388	9,659,600

			404,942,648

SAVINGS & LOANS—2.11%
Anchor BanCorp Wisconsin Inc.		120,128	3,501,731
Atlantic Coast Federal Corp.	(2)	33,688	463,884
Bank Mutual Corp.		481,327	5,857,746
BankAtlantic Bancorp Inc. Class A		259,935	5,172,707
BankUnited Financial Corp. Class A	(1) (2)	162,448	5,190,214
Berkshire Hills Bancorp Inc.		32,628	1,212,130
Beverly Hills Bancorp Inc.		79,533	803,283
BFC Financial Corp. Class A	(2)	41,969	530,908
Brookline Bancorp Inc.	(1)	360,502	5,883,393
Charter Financial Corp.	(1)	24,338	1,067,708
Citizens First Bancorp Inc.		52,180	1,261,712
Clifton Savings Bancorp Inc.		84,198	1,023,006
Commercial Capital Bancorp Inc.		221,883	5,143,248
Commercial Federal Corp.		248,927	7,395,621
Dime Community Bancshares		188,860	3,382,483
Downey Financial Corp.		119,749	6,825,693
Fidelity Bankshares Inc.		85,809	3,669,193
First Financial Holdings Inc.		76,762	2,513,188
First Niagara Financial Group Inc.	(1)	514,291	7,174,359
First Place Financial Corp.		83,485	1,869,229
FirstFed Financial Corp.	(2)	103,625	5,375,029
Flagstar Bancorp Inc.	(1)	193,696	4,377,530
Flushing Financial Corp.		103,674	2,079,700
Franklin Bank Corp. (Texas)	(2)	64,833	1,183,202
Harbor Florida Bancshares Inc.		127,029	4,396,474
Horizon Financial Corp.		63,829	1,313,601
Hudson River Bancorp Inc.		185,305	3,667,186
ITLA Capital Corp.	(2)	30,480	1,791,919
MAF Bancorp Inc.		170,162	7,626,661
NASB Financial Inc.		18,934	756,603
Northwest Bancorp Inc.		115,039	2,886,329
OceanFirst Financial Corp.	(1)	56,606	1,395,338
Ocwen Financial Corp.	(1) (2)	224,451	2,145,752
Partners Trust Financial Group Inc.		187,688	2,186,565
PennFed Financial Services Inc.		54,680	879,254
PFF Bancorp Inc.		75,684	3,506,440
Provident Bancorp Inc.		279,421	3,685,563
Provident Financial Holdings Inc.		30,608	883,041
Provident Financial Services Inc.		460,207	8,914,210
Sterling Financial Corp. (Washington)	(2)	138,050	5,419,843
TierOne Corp.		111,185	2,762,947
United Community Financial Corp.		164,775	1,845,480
Waypoint Financial Corp.		182,774	5,181,643
Westfield Financial Inc.	(1)	29,824	770,056
WSFS Financial Corp.		36,830	2,221,586

			147,193,388

SEMICONDUCTORS—2.87%
Actel Corp.	(2)	157,144	2,756,306
Alliance Semiconductor Corp.	(2)	123,605	457,339
AMIS Holdings Inc.	(2)	190,534	3,147,622
Asyst Technologies Inc.	(2)	284,207	1,446,614
ATMI Inc.	(1) (2)	190,025	4,281,263
August Technology Corp.	(1) (2)	107,219	1,129,016
Axcelis Technologies Inc.	(2)	605,369	4,921,650
Brooks Automation Inc.	(1) (2)	271,371	4,673,009
California Micro Devices Corp.	(2)	129,228	916,227
Cirrus Logic Inc.	(2)	515,129	2,838,361
Cohu Inc.		130,868	2,428,910
Credence Systems Corp.	(1) (2)	586,147	5,363,245
Diodes Inc.	(2)	43,784	990,832
DSP Group Inc.	(1) (2)	178,121	3,977,442
DuPont Photomasks Inc.	(1) (2)	88,937	2,348,826
Emulex Corp.	(2)	502,159	8,456,358
Entegris Inc.	(2)	264,859	2,635,347
ESS Technology Inc.	(2)	205,858	1,463,650
Exar Corp.	(1) (2)	249,717	3,543,484
FormFactor Inc.	(2)	169,382	4,597,027
Genesis Microchip Inc.	(1) (2)	195,935	3,178,066
Helix Technology Corp.	(1)	158,732	2,760,349
Integrated Device Technology Inc.	(2)	644,065	7,445,391
Integrated Silicon Solution Inc.	(1) (2)	216,297	1,773,635
IXYS Corp.	(2)	113,530	1,171,630
Kopin Corp.	(2)	424,657	1,643,423
Kulicke & Soffa Industries Inc.	(1) (2)	308,795	2,661,813
Lattice Semiconductor Corp.	(2)	690,867	3,937,942
Leadis Technology Inc.	(2)	35,051	373,293
LTX Corp.	(2)	371,800	2,859,142
Mattson Technology Inc.	(1) (2)	242,501	2,730,561
Micrel Inc.	(1) (2)	416,465	4,589,444
Microsemi Corp.	(1) (2)	363,221	6,305,517
Microtune Inc.	(1) (2)	311,945	1,905,984
Mindspeed Technologies Inc.	(1) (2)	603,177	1,676,832
MKS Instruments Inc.	(1) (2)	198,024	3,673,345
Monolithic Power Systems Inc.	(2)	30,892	287,296
Monolithic System Technology Inc.	(1) (2)	142,029	884,841
Mykrolis Corp.	(2)	251,935	3,569,919
OmniVision Technologies Inc.	(1) (2)	339,784	6,235,036
ON Semiconductor Corp.	(2)	734,799	3,335,987
Pericom Semiconductor Corp.	(2)	135,048	1,273,503
Photronics Inc.	(1) (2)	198,632	3,277,428
Pixelworks Inc.	(1) (2)	247,205	2,803,305
PortalPlayer Inc.	(2)	37,102	915,677
Power Integrations Inc.	(1) (2)	167,583	3,314,792
Rudolph Technologies Inc.	(2)	78,709	1,351,434
Semitool Inc.	(1) (2)	99,100	919,648
SigmaTel Inc.	(2)	150,282	5,339,519
Silicon Image Inc.	(1) (2)	452,273	7,444,414
Siliconix Inc.	(2)	35,719	1,303,386
Sipex Corp.	(2)	120,700	564,876
SiRF Technology Holdings Inc.	(2)	70,310	894,343
Skyworks Solutions Inc.	(1) (2)	914,734	8,625,942
Staktek Holdings Inc.	(2)	59,737	277,180
Standard Microsystems Corp.	(2)	111,674	1,991,147
Supertex Inc.	(2)	54,673	1,186,404
Tessera Technologies Inc.	(2)	156,309	5,816,258
Transmeta Corp.	(1) (2)	982,946	1,602,202
Tripath Technology Inc.	(2)	205,507	256,884
TriQuint Semiconductor Inc.	(2)	831,203	3,698,853
Ultratech Inc.	(1) (2)	129,380	2,438,813

Varian Semiconductor Equipment Associates Inc.	(1	) (2)	221,819	8,174,030
Veeco Instruments Inc.	(1	) (2)	157,823	3,325,331
Vitesse Semiconductor Corp.	(1	) (2)	1,325,864	4,680,300
Volterra Semiconductor Corp.	(1	) (2)	27,053	599,359
Zoran Corp.	(1	) (2)	260,915	3,021,396

				200,468,398

SOFTWARE—3.53%
Actuate Corp.	(2)		316,643	807,440
Advent Software Inc.	(2)		144,088	2,950,922
Allscripts Healthcare Solutions Inc.	(1	) (2)	165,952	1,770,708
Altiris Inc.	(1	) (2)	126,937	4,497,378
ANSYS Inc.	(2)		187,724	6,018,431
Ascential Software Corp.	(1	) (2)	362,361	5,910,108
Aspen Technology Inc.	(2)		250,096	1,553,096
Atari Inc.	(2)		53,353	156,324
AuthentiDate Holding Corp.	(1	) (2)	177,307	1,097,530
Blackbaud Inc.	(2)		48,402	708,605
Blackboard Inc.	(1	) (2)	38,754	573,947
Borland Software Corp.	(2)		493,321	5,761,989
CallWave Inc.	(2)		22,921	353,900
Captaris Inc.	(2)		184,918	954,177
CCC Information Services Group Inc.	(2)		46,197	1,026,035
Cerner Corp.	(1	) (2)	173,802	9,241,052
Chordiant Software Inc.	(2)		437,718	997,997
Computer Programs & Systems Inc.			39,526	915,027
Concord Communications Inc.	(1	) (2)	111,859	1,239,398
Concur Technologies Inc.	(1	) (2)	158,447	1,411,763
Corillian Corp.	(2)		195,434	961,535
CSG Systems International Inc.	(2)		311,110	5,817,757
Dendrite International Inc.	(2)		220,453	4,276,788
Digi International Inc.	(2)		130,876	2,249,758
Eclipsys Corp.	(1	) (2)	222,874	4,553,316
eFunds Corp.	(2)		292,407	7,020,692
Embarcadero Technologies Inc.	(2)		129,503	1,218,623
Epicor Software Corp.	(1	) (2)	253,597	3,573,182
EPIQ Systems Inc.	(1	) (2)	83,615	1,224,124
FalconStor Software Inc.	(1	) (2)	161,647	1,546,962
FileNET Corp.	(1	) (2)	252,569	6,506,177
Hyperion Solutions Corp.	(1	) (2)	237,778	11,085,210
IDX Systems Corp.	(1	) (2)	126,601	4,362,670
Infocrossing Inc.	(1	) (2)	95,700	1,620,201
Informatica Corp.	(2)		523,717	4,252,582
infoUSA Inc.	(2)		194,049	2,171,408
InPhonic Inc.	(2)		44,952	1,235,281
Inter-Tel Inc.			125,608	3,439,147
InterVideo Inc.	(1	) (2)	52,118	689,521
iVillage Inc.	(2)		190,045	1,174,478
JDA Software Group Inc.	(1	) (2)	156,888	2,136,815
Jupitermedia Corp.	(2)		102,301	2,432,718
Keane Inc.	(1	) (2)	307,426	4,519,162
Lawson Software Inc.	(2)		339,244	2,330,606
ManTech International Corp. Class A	(1	) (2)	102,242	2,427,225
Manugistics Group Inc.	(2)		334,169	959,065
MAPICS Inc.	(2)		154,968	1,634,912
MapInfo Corp.	(2)		122,353	1,465,789
Micromuse Inc.	(2)		477,843	2,652,029
MicroStrategy Inc. Class A	(2)		73,253	4,413,493
Midway Games Inc.	(1	) (2)	280,572	2,946,006
MRO Software Inc.	(2)		119,262	1,552,791
MSC Software Corp.	(1	) (2)	167,712	1,755,945
NDCHealth Corp.	(1)		219,981	4,089,447
NetIQ Corp.	(2)		347,267	4,240,130
Omnicell Inc.	(1	) (2)	132,709	1,459,799

Open Solutions Inc.	(2)		80,609	2,092,610
OPNET Technologies Inc.	(2)		70,584	594,317
Packeteer Inc.	(2)		199,553	2,883,541
PalmSource Inc.	(1	) (2)	89,751	1,143,428
Parametric Technology Corp.	(2)		1,638,182	9,648,892
PDF Solutions Inc.	(1	) (2)	89,350	1,439,429
Pegasystems Inc.	(2)		68,574	584,936
Per-Se Technologies Inc.	(2)		139,062	2,201,351
Pinnacle Systems Inc.	(2)		417,939	2,549,428
PLATO Learning Inc.	(2)		140,841	1,049,265
Progress Software Corp.	(2)		192,160	4,486,936
QAD Inc.			76,972	686,590
Quality Systems Inc.	(2)		20,634	1,233,913
Quest Software Inc.	(1	) (2)	303,722	4,844,366
Renaissance Learning Inc.			46,608	865,044
Retek Inc.	(2)		340,469	2,093,884
Safeguard Scientifics Inc.	(2)		730,197	1,548,018
Salesforce.com Inc.	(1	) (2)	69,848	1,183,225
ScanSoft Inc.	(1	) (2)	489,849	2,052,467
Schawk Inc.			55,273	1,004,863
SeaChange International Inc.	(1	) (2)	149,249	2,602,903
SERENA Software Inc.	(1	) (2)	153,298	3,317,369
SPSS Inc.	(2)		86,312	1,349,920
SS&C Technologies Inc.			82,879	1,711,451
SYNNEX Corp.	(2)		39,893	959,826
Take-Two Interactive Software Inc.	(1	) (2)	272,556	9,482,223
THQ Inc.	(1	) (2)	231,812	5,317,767
TradeStation Group Inc.	(1	) (2)	113,002	793,274
Transaction Systems Architects Inc. Class A	(2)		227,152	4,508,967
Trident Microsystems Inc.	(1	) (2)	114,341	1,911,782
Ulticom Inc.	(2)		63,217	1,013,369
Verint Systems Inc.	(2)		71,006	2,579,648
Wind River Systems Inc.	(2)		433,723	5,876,947
Witness Systems Inc.	(2)		133,378	2,328,780
Zix Corp.	(1	) (2)	127,708	657,696

				246,539,596

STORAGE & WAREHOUSING—0.04%
Mobile Mini Inc.	(1	) (2)	87,670	2,896,617

				2,896,617

TELECOMMUNICATION EQUIPMENT—0.10%
Carrier Access Corp.	(1	) (2)	122,049	1,303,483
NMS Communications Corp.	(1	) (2)	285,091	1,798,924
Novatel Wireless Inc.	(1	) (2)	113,068	2,191,258
TippingPoint Technologies Inc.	(1	) (2)	20,155	941,239
WJ Communications Inc.	(2)		189,752	652,747

				6,887,651

TELECOMMUNICATIONS—2.98%
Adaptec Inc.	(2)		664,339	5,042,333
Aeroflex Inc.	(2)		403,047	4,884,930
AirGate PCS Inc.	(1	) (2)	72,126	2,567,686
Airspan Networks Inc.	(2)		188,561	1,023,886
Alamosa Holdings Inc.	(1	) (2)	450,803	5,621,513
Alaska Communications Systems Group Inc.			59,741	515,565
Anaren Inc.	(2)		120,502	1,561,706
Anixter International Inc.			181,141	6,519,265
Applied Signal Technology Inc.			59,938	2,112,815
Arris Group Inc.	(2)		531,058	3,738,648
Aspect Communications Corp.	(2)		247,115	2,752,861
Atheros Communications Inc.	(2)		55,621	570,115
Audiovox Corp. Class A	(2)		104,996	1,656,837
Avanex Corp.	(1	) (2)	486,434	1,610,097

Black Box Corp.			98,331	4,721,855
Boston Communications Group Inc.	(1	) (2)	111,591	1,031,101
Broadwing Corp.	(1	) (2)	298,235	2,716,921
C-COR Inc.	(2)		261,296	2,430,053
Centennial Communications Corp.	(2)		71,993	570,904
Cincinnati Bell Inc.	(2)		1,497,060	6,212,799
Commonwealth Telephone Enterprises Inc.	(1	) (2)	131,711	6,540,768
CommScope Inc.	(1	) (2)	328,951	6,217,174
Comtech Telecommunications Corp.	(2)		86,479	3,252,475
CT Communications Inc.			115,105	1,415,792
D&E Communications Inc.			72,495	873,565
Ditech Communications Corp.	(1	) (2)	181,946	2,720,093
Dobson Communications Corp. Class A	(1	) (2)	666,254	1,145,957
Eagle Broadband Inc.	(1	) (2)	1,233,165	813,889
EMS Technologies Inc.	(2)		67,494	1,121,750
Enterasys Networks Inc.	(2)		1,275,434	2,295,781
Extreme Networks Inc.	(2)		659,512	4,319,804
Finisar Corp.	(1	) (2)	1,006,872	2,295,668
General Communication Inc. Class A	(2)		277,306	3,061,458
Golden Telecom Inc.	(1)		86,377	2,282,080
Harmonic Inc.	(2)		438,558	3,657,574
Hypercom Corp.	(1	) (2)	310,959	1,840,877
Infonet Services Corp. Class B	(2)		381,387	770,402
InterDigital Communications Corp.	(2)		339,396	7,500,652
Intrado Inc.	(1	) (2)	104,458	1,263,942
Iowa Telecommunications Services Inc.			115,497	2,491,270
ITC DeltaCom Inc.	(2)		80,147	137,051
Ixia	(2)		161,282	2,711,150
JAMDAT Mobile Inc.	(2)		36,144	746,374
KVH Industries Inc.	(1	) (2)	87,252	855,070
MasTec Inc.	(2)		143,909	1,454,920
MRV Communications Inc.	(1	) (2)	641,494	2,354,283
NETGEAR Inc.	(1	) (2)	132,593	2,411,867
Network Equipment Technologies Inc.	(1	) (2)	146,226	1,435,939
Newport Corp.	(2)		259,591	3,660,233
North Pittsburgh Systems Inc.			92,058	2,276,594
Oplink Communications Inc.	(1	) (2)	654,348	1,289,066
Optical Communication Products Inc.	(2)		109,690	274,225
Powerwave Technologies Inc.	(1	) (2)	636,675	5,399,004
Price Communications Corp.	(2)		245,019	4,554,903
Primus Telecommunications Group Inc.	(1	) (2)	448,656	1,426,726
PTEK Holdings Inc.	(2)		384,199	4,114,771
REMEC Inc.	(1	) (2)	375,587	2,707,982
RF Micro Devices Inc.	(1	) (2)	1,135,406	7,766,177
SafeNet Inc.	(1	) (2)	145,142	5,332,517
SBA Communications Corp.	(2)		280,760	2,605,453
Shenandoah Telecommunications Co.			40,152	1,202,552
SpectraLink Corp.			116,241	1,648,297
Stratex Networks Inc.	(1	) (2)	578,884	1,308,278
SureWest Communications	(1)		88,589	2,511,498
Sycamore Networks Inc.	(2)		1,066,218	4,328,845
Symmetricom Inc.	(2)		272,765	2,648,548
TALK America Holdings Inc.	(1	) (2)	162,624	1,076,571
Tekelec	(2)		303,139	6,196,161
Terayon Communication Systems Inc.	(2)		407,443	1,104,171
Time Warner Telecom Inc. Class A	(1	) (2)	305,241	1,330,851
Triton PCS Holdings Inc. Class A	(2)		232,108	793,809
UbiquiTel Inc.	(1	) (2)	429,550	3,058,396
USA Mobility Inc.	(2)		147,506	5,208,437
Viasat Inc.	(2)		127,157	3,086,100
Westell Technologies Inc. Class A	(2)		301,862	2,052,662
Wireless Facilities Inc.	(1	) (2)	289,159	2,729,661
Zhone Technologies Inc.	(1	) (2)	326,687	846,119

				208,388,122

TEXTILES—0.12%
Angelica Corp.		54,766	1,481,420
G&K Services Inc. Class A		106,170	4,609,901
UniFirst Corp.		55,179	1,560,462
Weyco Group Inc.		16,517	731,538

			8,383,321

TOYS, GAMES & HOBBIES—0.19%
Action Performance Companies Inc.	(1)	94,213	1,035,401
Department 56 Inc.	(2)	81,042	1,349,349
Jakks Pacific Inc.	(1) (2)	154,633	3,418,936
LeapFrog Enterprises Inc.	(1) (2)	166,677	2,266,807
RC2 Corp.	(2)	100,332	3,270,823
Topps Co. (The)		215,191	2,098,112

			13,439,428

TRANSPORTATION—2.14%
Alexander & Baldwin Inc.		259,192	10,994,925
Arkansas Best Corp.		134,585	6,041,521
Central Freight Lines Inc.	(2)	50,585	318,686
Covenant Transport Inc. Class A	(2)	52,640	1,095,965
EGL Inc.	(1) (2)	218,382	6,527,438
Florida East Coast Industries Inc.		131,668	5,938,227
Forward Air Corp.	(2)	131,019	5,856,549
Genesee & Wyoming Inc. Class A	(2)	107,509	3,024,228
GulfMark Offshore Inc.	(1) (2)	88,604	1,973,211
Heartland Express Inc.		277,259	6,230,010
Hub Group Inc. Class A	(1) (2)	43,812	2,287,863
Kansas City Southern Industries Inc.	(1) (2)	382,804	6,787,115
Kirby Corp.	(2)	132,454	5,878,309
Knight Transportation Inc.		223,055	5,531,764
Laidlaw International Inc.	(2)	633,008	13,546,371
Landstar System Inc.	(1) (2)	181,717	13,381,640
Marten Transport Ltd.	(1) (2)	55,339	1,257,855
Offshore Logistics Inc.	(2)	122,915	3,991,050
Old Dominion Freight Line Inc.	(2)	100,655	3,502,794
Overnite Corp.		170,650	6,355,006
Overseas Shipholding Group Inc.		164,031	9,054,511
P.A.M. Transportation Services Inc.	(2)	38,843	728,306
Pacer International Inc.	(2)	168,155	3,574,975
Quality Distribution Inc.	(2)	52,354	441,868
RailAmerica Inc.	(2)	223,474	2,916,336
SCS Transportation Inc.	(2)	90,192	2,107,787
Seabulk International Inc.	(2)	35,190	426,151
Swift Transportation Co. Inc.	(1) (2)	275,560	5,919,029
U.S. Xpress Enterprises Inc. Class A	(2)	39,258	1,150,259
USF Corp.		169,376	6,427,819
Werner Enterprises Inc.		292,951	6,632,411

			149,899,979

TRUCKING & LEASING—0.18%
AMERCO	(2)	56,999	2,620,814
GATX Corp.	(1)	301,109	8,900,782
Greenbrier Companies Inc. (The)	(1)	34,584	1,170,668

			12,692,264

WATER—0.19%
American States Water Co.		101,758	2,645,708
California Water Service Group	(1)	103,715	3,904,870
Connecticut Water Service Inc.		48,914	1,295,732
Middlesex Water Co.	(1)	68,971	1,306,311
PICO Holdings Inc.	(2)	48,143	999,930
SJW Corp.		39,287	1,430,047

Southwest Water Co.		118,305	1,591,196

			13,173,794

TOTAL COMMON STOCKS (Cost: $6,883,602,753)			6,973,329,862

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—27.12%

COMMERCIAL PAPER—6.82%
Alpine Securitization Corp.
2.28%, 01/06/05	(4)	$5,288,554	5,287,550
Amsterdam Funding Corp.
2.25%, 01/04/05	(4)	2,644,277	2,644,112
2.33%, 01/10/05	(4)	5,288,554	5,286,158
Barton Capital Corp.
2.27%, 01/04/05	(4)	10,825,670	10,824,988
2.27%, 01/10/05	(4)	11,761,321	11,756,130
2.30%, 01/21/05	(4)	4,275,690	4,270,774
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(4)	12,957,169	12,955,550
2.29%, 01/07/05	(4)	10,577,108	10,574,417
Cantabric Finance LLC
2.27%, 01/03/05	(4)	5,500,096	5,500,096
2.28%, 01/03/05	(4)	6,134,723	6,134,723
2.38%, 01/20/05	(4)	10,577,108	10,565,221
Chariot Funding LLC
2.31%, 01/11/05	(4)	8,061,132	8,056,993
Corporate Asset Funding
2.21%, 02/07/05	(4)	7,932,831	7,915,825
2.26%, 02/03/05	(4)	10,577,108	10,556,524
CRC Funding LLC
2.21%, 02/07/05	(4)	2,644,277	2,638,608
Den Danske Bank NY
2.25%, 01/03/05	(4)	2,644,277	2,644,277
DEPFA Bank PLC
2.28%, 05/03/05	(4)	5,288,554	5,248,449
Edison Asset Securitization
2.26%, 05/04/05	(4)	13,221,385	13,120,955
Fairway Finance Corp.
2.55%, 01/03/05	(4)	10,198,977	10,198,977
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(4)	2,115,422	2,114,088
2.30%, 02/02/05	(4)	10,577,108	10,556,835
2.31%, 01/11/05	(4)	10,705,409	10,699,913
2.33%, 01/12/05	(4)	4,930,307	4,927,436
Ford Credit Auto Receivables
1.85%, 01/14/05	(4)	5,288,554	5,285,565
2.28%, 04/27/05	(4)	7,932,831	7,875,556
Fortis Funding LLC
2.35%, 05/09/05	(4)	14,807,952	14,686,156
Gemini Securitization Corp.
2.31%, 01/10/05	(4)	5,288,554	5,286,179
General Electric Capital Corp.
2.24%, 02/02/05	(4)	31,731,325	31,672,093
2.26%, 01/05/05	(4)	10,577,108	10,575,780
2.29%, 01/24/05	(4)	2,644,277	2,640,745
Georgetown Funding Co. LLC
2.27%, 01/20/05	(4)	3,701,988	3,698,020
2.38%, 01/19/05	(4)	4,230,843	4,226,368

GIRO Funding US Corp.
2.20%, 02/08/05	(4)	5,872,728	5,859,808
2.30%, 02/02/05	(4)	2,644,277	2,639,209
2.33%, 02/03/05	(4)	2,644,277	2,638,972
Grampian Funding LLC
2.27%, 02/01/05	(4)	7,932,831	7,918,326
Jupiter Securitization Corp.
2.30%, 01/10/05	(4)	4,405,577	4,403,607
2.30%, 02/01/05	(4)	5,288,554	5,278,756
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(4)	8,900,425	8,895,241
Liberty Street Funding Corp.
2.31%, 01/10/05	(4)	6,142,761	6,140,002
Mont Blanc Capital Corp.
2.27%, 01/07/05	(4)	3,608,063	3,607,153
2.32%, 01/10/05	(4)	5,439,384	5,436,930
Mortgage Interest Networking Trust
2.24%, 02/01/05	(4)	6,875,120	6,862,715
Nationwide Building Society
2.21%, 02/10/05	(4)	10,577,108	10,552,434
New Center Asset Trust
2.25%, 02/02/05	(4)	9,942,482	9,923,840
Park Avenue Receivables Corp.
2.31%, 01/19/05	(4)	5,309,497	5,304,046
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(4)	5,288,554	5,283,148
2.30%, 02/02/05	(4)	5,288,554	5,278,418
2.34%, 01/20/05	(4)	7,932,831	7,924,065
Scaldis Capital LLC
2.28%, 01/07/05	(4)	9,519,397	9,516,986
Solitaire Funding Ltd.
2.28%, 01/04/05	(4)	6,359,381	6,358,978
2.28%, 02/02/05	(4)	6,742,483	6,729,673
Sydney Capital Corp.
2.25%, 01/18/05	(4)	5,288,554	5,283,597
2.29%, 01/06/05	(4)	7,776,290	7,774,806
Tulip Funding Corp.
2.25%, 01/14/05	(4)	5,288,554	5,284,918
2.35%, 01/13/05	(4)	15,409,366	15,399,307
2.36%, 01/24/05	(4)	10,577,108	10,562,547
UBS Finance (Delaware)
2.33%, 01/04/05	(4)	21,154,217	21,152,847
Variable Funding Capital Corp.
2.26%, 01/05/05	(4)	5,288,554	5,287,890
2.30%, 01/07/05	(4)	5,288,554	5,287,203
2.32%, 01/14/05	(4)	5,288,554	5,284,805
Yorktown Capital LLC
2.32%, 01/10/05	(4)	5,288,554	5,286,168
2.34%, 01/13/05	(4)	2,644,277	2,642,558

			476,224,014

FLOATING RATE NOTES—9.69%
American Express Credit Corp.
2.43%, 10/26/05	(4)	21,154,217	21,162,814
Bank of Nova Scotia
2.34%, 09/26/05	(4)	2,644,277	2,643,424
Beta Finance Inc.
2.27%, 05/04/05	(4) (5)	6,346,265	6,345,844
2.32%, 09/23/05	(4) (5)	9,519,397	9,516,654
2.32%, 09/27/05	(4) (5)	8,461,687	8,459,211
2.44%, 03/15/05	(4) (5)	5,288,554	5,289,403
2.47%, 10/27/05	(4) (5)	10,048,253	10,057,264

Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(4)	15,865,662	15,862,074
2.34%, 12/14/05	(4)	9,519,397	9,516,473
2.36%, 10/31/05	(4)	10,577,108	10,574,850
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(4)	18,721,482	18,721,482
CC USA Inc.
2.06%, 07/29/05	(4) (5)	10,577,108	10,575,304
2.27%, 05/04/05	(4) (5)	10,577,108	10,576,407
Commodore CDO Ltd.
2.55%, 12/12/05	(4)	2,644,277	2,644,277
Den Danske Bank NY
2.32%, 08/12/05	(4)	10,577,108	10,575,187
2.33%, 10/17/05	(4)	10,577,108	10,574,627
2.35%, 08/26/05	(4)	10,577,108	10,575,065
DEPFA Bank PLC
2.47%, 09/15/05	(4)	10,577,108	10,577,108
Dorada Finance Inc.
2.06%, 07/29/05	(4) (5)	8,779,000	8,777,502
Fairway Finance LLC
2.35%, 03/14/05	(4)	10,577,108	10,577,108
2.37%, 01/20/05	(4)	5,288,554	5,288,554
Fifth Third Bancorp
2.38%, 11/23/05	(4) (5)	21,154,217	21,154,217
Five Finance Inc.
2.37%, 04/29/05	(4) (5)	8,461,687	8,461,418
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(4)	6,066,494	6,066,494
HBOS Treasury Services PLC
2.55%, 04/22/05	(4)	10,577,108	10,577,108
K2 USA LLC
2.05%, 07/25/05	(4) (5)	5,288,554	5,287,965
2.33%, 06/10/05	(4) (5)	10,577,108	10,576,548
2.33%, 09/12/05	(4) (5)	10,577,108	10,575,656
2.39%, 10/20/05	(4) (5)	10,577,108	10,577,396
Links Finance LLC
2.12%, 04/25/05	(4)	10,577,108	10,579,249
2.35%, 04/15/05	(4) (5)	10,577,108	10,576,517
2.36%, 11/16/05	(4) (5)	5,288,554	5,287,636
National City Bank (Ohio)
2.29%, 08/09/05	(4)	10,577,108	10,575,213
2.35%, 06/23/05	(4)	10,577,108	10,575,622
2.36%, 06/10/05	(4)	5,288,554	5,289,275
Nationwide Building Society
2.40%, 01/06/06	(4) (5)	10,577,108	10,577,108
2.58%, 01/27/06	(4) (5)	17,981,084	17,983,114
Norddeutsche Landesbank
2.04%, 07/27/05	(4)	10,577,108	10,575,017
Northern Rock PLC
2.02%, 01/13/05	(4)	10,048,253	10,048,253
2.39%, 10/25/05	(4)	21,154,217	21,154,217
Permanent Financing PLC
2.32%, 03/10/05	(4)	10,577,108	10,577,108
2.34%, 09/12/05	(4)	13,221,385	13,221,385
2.35%, 06/10/05	(4)	4,759,699	4,759,699
Sedna Finance Inc.
2.37%, 01/10/06	(4)	2,115,422	2,114,878
Sigma Finance Inc.
2.01%, 01/09/06	(4)	10,577,108	10,574,799
2.28%, 12/06/05	(4) (5)	10,577,108	10,574,023
2.34%, 10/07/05	(4) (5)	3,701,988	3,701,118
2.39%, 08/17/05	(4)	5,288,554	5,288,842
2.39%, 09/15/05	(4)	13,221,385	13,222,234
2.47%, 11/28/05	(4) (5)	10,577,108	10,585,702

Tango Finance Corp.
2.24%, 05/17/05	(4) (5)	8,779,000	8,778,839
2.30%, 04/07/05	(4) (5)	3,881,799	3,881,699
2.33%, 02/25/05	(4) (5)	5,923,181	5,923,009
2.36%, 01/18/05	(4) (5)	4,653,928	4,653,908
2.37%, 09/15/05	(4) (5)	9,307,855	9,306,830
2.39%, 07/25/05	(4) (5)	10,577,108	10,576,518
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(4)	15,865,662	15,865,662
2.40%, 01/25/05	(4)	15,865,662	15,865,662
WhistleJacket Capital LLC
2.32%, 12/08/05	(4) (5)	6,875,120	6,874,089
2.36%, 07/15/05	(4) (5)	7,932,831	7,931,978
2.36%, 09/15/05	(4)	7,932,831	7,931,718
2.36%, 10/14/05	(4) (5)	5,288,554	5,288,143
2.38%, 01/17/06	(4) (5)	3,701,988	3,701,947
2.45%, 06/15/05	(4) (5)	5,288,554	5,288,013
White Pine Finance LLC
2.02%, 07/11/05	(4)	2,644,277	2,644,123
2.24%, 11/01/05	(4) (5)	5,394,325	5,392,888
2.27%, 07/05/05	(4)	5,288,554	5,287,973
2.29%, 05/20/05	(4)	4,759,699	4,759,520
2.35%, 04/15/05	(4) (5)	7,932,831	7,932,388
2.37%, 06/15/05	(4) (5)	4,336,614	4,336,614
2.37%, 01/13/06	(4) (5)	10,577,108	10,575,937
2.38%, 03/29/05	(4)	4,548,157	4,547,918
2.38%, 06/28/05	(4)	7,086,663	7,085,956
2.38%, 08/26/05	(4) (5)	5,288,554	5,287,873
Winston Funding Ltd.
2.16%, 01/23/05	(4) (5)	7,552,055	7,552,055

			677,279,703

MEDIUM-TERM NOTES—0.48%
CC USA Inc.
1.29%, 04/15/05	(4) (5)	10,577,108	10,576,813
1.51%, 02/15/05	(4) (5)	6,875,120	6,876,379
Dorada Finance Inc.
1.48%, 01/18/05	(4) (5)	7,932,831	7,932,815
K2 USA LLC
1.46%, 01/12/05	(4) (5)	5,288,554	5,288,542
WhistleJacket Capital LLC
1.32%, 02/04/05	(4) (5)	2,644,277	2,644,231

			33,318,780

MONEY MARKET FUNDS—3.92%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(4) (6)	42,308,433	42,308,433
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(4) (6)	119,746,726	119,746,726
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(4) (6)	105,771,083	105,771,083
BlackRock Temp Cash Money Market Fund	(4)	1,972,550	1,972,550
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(4)	3,991,011	3,991,011

			273,789,803

REPURCHASE AGREEMENTS—2.27%
Goldman Sachs & Co.
2.29%, 01/03/05	(4) (7)	$105,771,083	105,771,083
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(4) (7)	52,885,541	52,885,541

			158,656,624

TIME DEPOSITS—3.39%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(4)	10,577,108	10,577,108
1.33%, 02/10/05	(4)	5,288,554	5,288,472
1.39%, 02/02/05	(4)	5,288,554	5,288,489
1.39%, 04/08/05	(4)	7,403,976	7,403,687
2.63%, 01/04/05	(4)	10,577,108	10,577,108
Bank of America N.A.
1.50%, 01/03/05	(4)	10,823,417	10,823,417
Credit Suisse First Boston
2.34%, 01/14/05	(4)	15,865,662	15,865,662
Fifth Third Bancorp
2.18%, 01/03/05	(4)	10,577,108	10,577,108
HBOS Treasury Services PLC
1.24%, 04/01/05	(4)	6,769,349	6,769,186
Natexis Banques
2.32%, 02/02/05	(4)	2,644,277	2,644,299
National City Bank (Ohio)
1.25%, 01/06/05	(4)	10,577,108	10,577,113
Norddeutsche Landesbank
2.11%, 06/07/05	(4)	10,577,108	10,576,217
Toronto-Dominion Bank
1.22%, 03/23/05	(4)	18,509,939	18,509,238
1.34%, 02/10/05	(4)	4,230,843	4,230,777
1.77%, 05/10/05	(4)	5,288,554	5,288,371
1.90%, 05/11/05	(4)	5,288,554	5,288,370
2.25%, 01/31/05	(4)	5,288,554	5,288,554
2.30%, 05/12/05	(4)	2,644,277	2,643,616
2.66%, 11/09/05	(4)	10,577,108	10,575,778
UBS Finance (Connecticut)
2.32%, 01/07/05	(4)	10,577,108	10,577,114
2.67%, 11/09/05	(4)	4,230,843	4,230,489
Washington Mutual Bank
2.27%, 02/02/05	(4)	4,230,843	4,230,844
2.35%, 02/02/05	(4)	16,923,373	16,923,233
Wells Fargo Bank N.A.
2.34%, 01/26/05	(4)	42,308,433	42,308,433

			237,062,683

U.S. GOVERNMENT AGENCY NOTES—0.55%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(4)	7,403,976	7,410,604
1.80%, 01/18/05	(4)	4,918,355	4,914,667
1.80%, 01/19/05	(4)	5,288,554	5,284,323
2.06%, 05/31/05	(4)	5,273,006	5,228,350
Federal National Mortgage Association
2.33%, 07/22/05	(4)	15,865,662	15,660,731

			38,498,675

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,894,830,282)			1,894,830,282

TOTAL INVESTMENTS IN SECURITIES—126.91% (Cost: $8,778,433,035)	(8)		8,868,160,144
Other Assets, Less Liabilities — (26.91%)			(1,880,272,266)

NET ASSETS — 100.00%			$6,987,887,878

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(4)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(5)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(8)	The cost of investments for federal income tax purposes was $8,798,392,010. Net unrealized appreciation aggregated $69,768,134, of which $559,081,424 represented gross unrealized appreciation on securities and $489,313,290 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.81%

ADVERTISING—0.67%
ADVO Inc.		103,695	$3,696,727
Catalina Marketing Corp.	(1)	144,768	4,289,476
Greenfield Online Inc.	(2)	20,520	451,235
Grey Global Group Inc.	(1)	3,496	3,845,565
Marchex Inc. Class B	(1) (2)	16,913	355,173
ValueVision Media Inc. Class A	(1) (2)	48,207	670,559
Ventiv Health Inc.	(1) (2)	74,103	1,505,773

			14,814,508

AEROSPACE & DEFENSE—1.48%
AAR Corp.	(1) (2)	20,854	284,031
Armor Holdings Inc.	(1) (2)	114,965	5,405,654
BE Aerospace Inc.	(2)	225,724	2,627,427
Curtiss-Wright Corp.		23,062	1,323,989
DRS Technologies Inc.	(2)	13,952	595,890
EDO Corp.	(1)	47,095	1,495,266
Engineered Support Systems Inc.		89,687	5,311,264
HEICO Corp.		3,816	86,203
Herley Industries Inc.	(2)	14,791	300,849
Innovative Solutions & Support Inc.	(1) (2)	28,112	937,816
MTC Technologies Inc.	(2)	29,308	983,870
Orbital Sciences Corp.	(1) (2)	207,269	2,451,992
Teledyne Technologies Inc.	(2)	131,185	3,860,775
Titan Corp. (The)	(2)	337,901	5,473,996
United Industrial Corp.	(1)	40,314	1,561,764

			32,700,786

AGRICULTURE—0.29%
Delta & Pine Land Co.		92,281	2,517,426
Maui Land & Pineapple Co. Inc.	(2)	12,890	505,932
Standard Commercial Corp.		21,981	427,750
Tejon Ranch Co.	(1) (2)	30,315	1,236,852
Vector Group Ltd.	(1)	97,507	1,621,541

			6,309,501

AIRLINES—0.43%
AirTran Holdings Inc.	(1) (2)	339,929	3,637,240
America West Holdings Corp. Class B	(1) (2)	18,322	120,559
ExpressJet Holdings Inc.	(2)	128,195	1,651,152
Frontier Airlines Inc.	(2)	51,794	590,970
Mesa Air Group Inc.	(1) (2)	113,209	898,879
Pinnacle Airlines Corp.	(2)	77,540	1,080,908
Republic Airways Holdings Inc.	(2)	6,696	88,856
SkyWest Inc.		65,559	1,315,114

			9,383,678

APPAREL—1.04%
Carter’s Inc.	(1) (2)	26,244	892,034

Cherokee Inc.		18,449	650,881
Deckers Outdoor Corp.	(1) (2)	35,951	1,689,337
DHB Industries Inc.	(1) (2)	93,699	1,784,029
Guess? Inc.	(2)	60,709	761,898
Gymboree Corp.	(2)	102,981	1,320,216
K-Swiss Inc. Class A		104,011	3,028,800
OshKosh B’Gosh Inc. Class A	(1)	13,710	293,394
Oxford Industries Inc.		53,283	2,200,588
Quiksilver Inc.	(2)	224,332	6,682,850
Skechers U.S.A. Inc. Class A	(2)	3,814	49,429
Warnaco Group Inc. (The)	(2)	119,738	2,586,341
Wolverine World Wide Inc.		34,482	1,083,424

			23,023,221

AUTO MANUFACTURERS—0.18%
A.S.V. Inc.	(2)	31,526	1,510,095
Noble International Ltd.		25,566	521,291
Wabash National Corp.	(2)	69,976	1,884,454

			3,915,840

AUTO PARTS & EQUIPMENT—0.12%
Aftermarket Technology Corp.	(2)	29,828	480,231
Commercial Vehicle Group Inc.	(2)	17,673	385,802
Keystone Automotive Industries Inc.	(2)	60,870	1,415,227
Sports Resorts International Inc.	(2)	6,531	18,809
Strattec Security Corp.	(2)	6,381	399,578

			2,699,647

BANKS—5.32%
ACE Cash Express Inc.	(2)	36,683	1,088,018
Arrow Financial Corp.		34,729	1,076,599
Bancorp Inc. (The)	(2)	8,478	135,648
Bank of the Ozarks Inc.	(1)	43,062	1,465,400
Boston Private Financial Holdings Inc.		12,828	361,365
Bryn Mawr Bank Corp.	(1)	8,357	183,770
Capital City Bank Group Inc.		4,302	179,824
Capital Corporation of the West		1,232	57,905
Capital Crossing Bank	(2)	16,825	516,359
Capitol Bancorp Ltd.		22,106	778,573
Cascade Bancorp	(1)	63,758	1,289,187
Cathay General Bancorp	(1)	120,745	4,527,938
Center Financial Corp.		38,753	775,835
City Bank		2,488	89,941
City Holding Co.		7,197	260,819
Coastal Financial Corp.		51,698	990,534
CoBiz Inc.		51,946	1,054,504
Columbia Bancorp		2,630	89,920
CVB Financial Corp.	(1)	124,205	3,298,885
East West Bancorp Inc.		202,473	8,495,767
EuroBancshares Inc.	(2)	8,760	183,960
First BanCorp (Puerto Rico)		128,714	8,174,626
First Busey Corp. Class A	(1)	24,908	519,830
First Financial Bankshares Inc.		3,126	140,076
First Midwest Bancorp Inc.		83,482	3,029,562
FNB Corp. (Pennsylvania)	(1)	103,629	2,109,886
Frontier Financial Corp.		22,743	878,107
German American Bancorp		5,126	82,529
Glacier Bancorp Inc.		56,163	1,911,789
Gold Bancorp Inc.		71,667	1,047,772
Great Southern Bancorp Inc.		21,336	746,760
Greater Bay Bancorp		21,009	585,731
Hanmi Financial Corp.		53,738	1,931,344
Harleysville National Corp.		105,779	2,813,721
Independent Bank Corp. (Massachusetts)		30,748	1,037,745

Independent Bank Corp. (Michigan)		36,119	1,077,430
K-Fed Bancorp		1,573	23,532
Macatawa Bank Corp.		1,803	58,219
Main Street Banks Inc.	(1)	21,883	764,373
MB Financial Inc.		31,745	1,338,052
MBT Financial Corp.		3,907	90,916
Mercantile Bank Corp.		18,759	740,981
Midwest Banc Holdings Inc.		15,410	337,017
Nara Bancorp Inc.	(1)	74,606	1,586,870
Oak Hill Financial Inc.		3,752	145,540
Old Second Bancorp Inc.		53,862	1,717,121
Oriental Financial Group Inc.	(1)	43,707	1,237,356
Pacific Capital Bancorp		75,984	2,582,696
Park National Corp.		21,955	2,974,903
Peapack-Gladstone Financial Corp.		29,491	930,441
PennRock Financial Services Corp.		8,643	336,299
Placer Sierra Bancshares		6,240	177,466
PrivateBancorp Inc.	(1)	65,981	2,126,568
R&G Financial Corp. Class B		111,894	4,350,439
S&T Bancorp Inc.		5,211	196,403
Sandy Spring Bancorp Inc.		13,836	530,334
Santander BanCorp		1,330	40,113
Seacoast Banking Corp. of Florida		22,682	504,675
Signature Bank	(2)	6,532	211,376
Silicon Valley Bancshares	(1) (2)	120,181	5,386,512
Smithtown Bancorp Inc.		21,331	677,259
Southern Community Financial Corp.		9,219	95,417
Southwest Bancorp of Texas Inc.	(1)	261,788	6,097,043
State Bancorp Inc.		3,314	91,135
Sterling Bancorp		32,962	931,177
Sterling Financial Corp. (Pennsylvania)		26,026	746,165
Suffolk Bancorp		43,637	1,519,877
SY Bancorp Inc.		30,293	730,061
Texas Capital Bancshares Inc.	(1) (2)	64,833	1,401,689
Texas Regional Bancshares Inc. Class A		84,770	2,770,284
TriCo Bancshares		3,325	77,805
TrustCo Bank Corp. NY	(1)	299,458	4,129,526
United Community Banks Inc.		75,146	2,023,682
United PanAm Financial Corp.	(1) (2)	18,745	357,280
Univest Corp. of Pennsylvania		30,797	1,417,278
USB Holding Co. Inc.		4,165	103,709
Virginia Commerce Bancorp Inc.	(2)	27,339	774,240
West Bancorporation		68,083	1,198,942
West Coast Bancorp		3,782	96,101
Westamerica Bancorp	(1)	76,553	4,463,805
Western Sierra Bancorp	(1) (2)	4,602	176,510
Wilshire Bancorp Inc.	(2)	57,005	942,863
Wintrust Financial Corp.	(1)	86,710	4,939,002

			117,136,711

BEVERAGES—0.15%
Boston Beer Co. Inc. Class A	(2)	25,262	537,323
Coca-Cola Bottling Co. Consolidated		9,431	538,133
Hansen Natural Corp.	(2)	23,958	872,311
National Beverage Corp.		9,800	81,536
Peet’s Coffee & Tea Inc.	(2)	47,024	1,244,725

			3,274,028

BIOTECHNOLOGY—2.85%
Aksys Ltd.	(1) (2)	31,949	177,636
Alexion Pharmaceuticals Inc.	(2)	109,318	2,754,814
ARIAD Pharmaceuticals Inc.	(2)	212,398	1,578,117
Avant Immunotherapeutics Inc.	(1) (2)	295,062	593,075
Axonyx Inc.	(1) (2)	205,488	1,274,026

Barrier Therapeutics Inc.	(2)	22,468	372,969
Bio-Rad Laboratories Inc. Class A	(2)	24,070	1,380,896
CancerVax Corp.	(1) (2)	66,034	716,469
Ciphergen Biosystems Inc.	(1) (2)	95,343	409,975
Corgentech Inc.	(1) (2)	24,795	205,303
CuraGen Corp.	(1) (2)	96,640	691,942
Curis Inc.	(2)	189,011	986,637
CYTOGEN Corp.	(1) (2)	63,229	728,398
Cytokinetics Inc.	(2)	25,511	261,488
deCODE genetics Inc.	(1) (2)	192,458	1,503,097
Digene Corp.	(1) (2)	56,219	1,470,127
Diversa Corp.	(2)	96,232	841,068
Encysive Pharmaceuticals Inc.	(2)	229,215	2,276,105
Enzo Biochem Inc.	(1) (2)	101,716	1,980,411
Enzon Pharmaceuticals Inc.	(2)	106,106	1,455,774
Exelixis Inc.	(2)	254,916	2,421,702
Genaera Corp.	(1) (2)	230,718	789,056
Genencor International Inc.	(2)	30,449	499,364
Genzyme Corp.	(2)	1	54
Geron Corp.	(1) (2)	180,724	1,440,370
GTx Inc.	(1) (2)	22,234	299,937
Illumina Inc.	(2)	117,411	1,113,056
Immunogen Inc.	(2)	146,605	1,295,988
Immunomedics Inc.	(1) (2)	178,687	543,208
Incyte Corp.	(2)	140,925	1,407,841
Integra LifeSciences Holdings Corp.	(1) (2)	81,892	3,024,272
InterMune Inc.	(1) (2)	115,171	1,527,167
Keryx Biopharmaceuticals Inc.	(2)	88,121	1,019,560
Kosan Biosciences Inc.	(2)	85,960	595,703
Lexicon Genetics Inc.	(2)	254,353	1,972,508
LifeCell Corp.	(2)	115,548	1,180,901
Maxim Pharmaceuticals Inc.	(1) (2)	115,398	348,502
Momenta Pharmaceuticals Inc.	(2)	20,087	141,814
Myogen Inc.	(1) (2)	76,473	617,137
Myriad Genetics Inc.	(1) (2)	123,275	2,774,920
Nanogen Inc.	(1) (2)	187,955	1,383,349
Neose Technologies Inc.	(2)	76,160	511,795
Peregrine Pharmaceuticals Inc.	(1) (2)	504,978	590,824
Regeneration Technologies Inc.	(2)	93,790	982,919
Regeneron Pharmaceuticals Inc.	(1) (2)	154,132	1,419,556
Seattle Genetics Inc.	(2)	58,750	383,637
Serologicals Corp.	(1) (2)	101,103	2,236,398
SuperGen Inc.	(1) (2)	203,505	1,434,710
Telik Inc.	(1) (2)	175,777	3,364,372
Tercica Inc.	(1) (2)	23,039	230,620
Third Wave Technologies Inc.	(2)	113,115	972,789
Transkaryotic Therapies Inc.	(1) (2)	110,716	2,811,079
Vertex Pharmaceuticals Inc.	(1) (2)	159,963	1,690,809

			62,684,244

BUILDING MATERIALS—0.65%
Aaon Inc.	(2)	30,244	486,021
Drew Industries Inc.	(1) (2)	28,549	1,032,617
Eagle Materials Inc.		7,287	629,232
ElkCorp		70,775	2,421,920
Lennox International Inc.		20,125	409,544
NCI Building Systems Inc.	(2)	47,856	1,794,600
Simpson Manufacturing Co. Inc.		147,801	5,158,255
Trex Co. Inc.	(1) (2)	41,285	2,164,985
Universal Forest Products Inc.		4,481	194,475

			14,291,649

CHEMICALS—1.53%
Aceto Corp.		64,874	1,235,201

Airgas Inc.		45,259	1,199,816
American Vanguard Corp.	(1)	20,194	742,735
Cabot Microelectronics Corp.	(1) (2)	99,884	4,000,354
Georgia Gulf Corp.		61,059	3,040,738
Hercules Inc.	(2)	236,861	3,517,386
Kronos Worldwide Inc.		12,370	504,090
MacDermid Inc.		108,637	3,921,796
Mosaic Co. (The)	(1) (2)	466,647	7,615,679
NL Industries Inc.	(2)	11,058	244,382
Olin Corp.		110,069	2,423,719
OMNOVA Solutions Inc.	(2)	65,242	366,660
Quaker Chemical Corp.		9,426	234,142
Symyx Technologies Inc.	(1) (2)	113,665	3,419,043
UAP Holding Corp.	(2)	37,187	642,219
Westlake Chemical Corp.		15,826	528,588

			33,636,548

COMMERCIAL SERVICES—5.56%
Aaron Rents Inc.		152,593	3,814,825
Administaff Inc.	(1) (2)	87,243	1,100,134
Advisory Board Co. (The)	(1) (2)	71,323	2,630,392
Albany Molecular Research Inc.	(2)	13,176	146,781
AMN Healthcare Services Inc.	(1) (2)	46,308	736,760
Answerthink Inc.	(2)	183,253	853,959
Arbitron Inc.	(2)	124,508	4,878,223
Banta Corp.		81,617	3,653,177
Bowne & Co. Inc.		69,097	1,123,517
Bright Horizons Family Solutions Inc.	(2)	53,089	3,438,044
CDI Corp.		42,577	910,296
Charles River Associates Inc.	(1) (2)	40,814	1,908,871
Clark Inc.	(2)	7,271	112,846
Coinstar Inc.	(2)	99,117	2,659,309
Consolidated Graphics Inc.	(2)	31,410	1,441,719
Corrections Corp. of America	(2)	71,792	2,903,986
CorVel Corp.	(2)	25,426	680,908
CoStar Group Inc.	(1) (2)	64,485	2,977,917
Cross Country Healthcare Inc.	(2)	12,499	225,982
DiamondCluster International Inc. Class A	(2)	93,335	1,337,491
Educate Inc.	(2)	72,695	962,482
Euronet Worldwide Inc.	(2)	90,397	2,352,130
First Advantage Corp. Class A	(2)	11,770	240,108
First Health Group Corp.	(1) (2)	252,930	4,732,320
Forrester Research Inc.	(2)	46,722	838,193
FTI Consulting Inc.	(1) (2)	26,588	560,209
Gartner Inc. Class A	(2)	257,512	3,208,600
Gevity HR Inc.		95,852	1,970,717
Healthcare Services Group Inc.	(1)	57,007	1,188,026
Heidrick & Struggles International Inc.	(2)	67,300	2,306,371
Hooper Holmes Inc.		58,773	347,936
Hudson Highland Group Inc.	(1) (2)	34,005	979,344
Huron Consulting Group Inc.	(2)	14,239	316,106
Integrated Electrical Services Inc.	(1) (2)	49,879	241,414
Interactive Data Corp.	(2)	20,009	434,996
Intersections Inc.	(2)	28,593	493,229
iPayment Holdings Inc.	(2)	42,126	2,086,080
Jackson Hewitt Tax Service Inc.		91,273	2,304,643
Kelly Services Inc. Class A		3,861	116,525
Kforce Inc.	(2)	102,109	1,133,410
Korn/Ferry International	(1) (2)	126,061	2,615,766
Labor Ready Inc.	(1) (2)	167,129	2,827,823
Landauer Inc.		22,820	1,042,874
Learning Tree International Inc.	(2)	35,743	478,956
LECG Corp.	(2)	53,132	990,912
Magellan Health Services Inc.	(2)	23,279	795,211

McGrath RentCorp		38,653	1,685,657
Midas Inc.	(2)	36,130	722,600
Monro Muffler Brake Inc.	(2)	35,974	910,142
MPS Group Inc.	(2)	120,474	1,477,011
Navigant Consulting Inc.	(1) (2)	184,807	4,915,866
Neurogen Corp.	(2)	99,712	933,304
PAREXEL International Corp.	(2)	75,360	1,529,808
PDI Inc.	(2)	34,404	766,521
PRA International	(2)	28,933	716,960
Pre-Paid Legal Services Inc.	(1)	39,713	1,491,223
PRG-Schultz International Inc.	(2)	15,080	75,852
Princeton Review Inc. (The)	(2)	50,977	313,509
ProxyMed Inc.	(2)	13,497	132,541
QC Holdings Inc.	(2)	4,386	84,036
Quanta Services Inc.	(1) (2)	146,956	1,175,648
Rent-Way Inc.	(1) (2)	71,249	570,704
Resources Connection Inc.	(1) (2)	93,103	5,056,424
Rewards Network Inc.	(2)	63,094	441,658
Rollins Inc.		78,770	2,073,226
SFBC International Inc.	(1) (2)	50,102	1,979,029
Sotheby’s Holdings Inc. Class A	(2)	184,548	3,351,392
Source Interlink Companies Inc.	(2)	78,714	1,045,322
StarTek Inc.	(1)	43,965	1,250,804
Strayer Education Inc.	(1)	59,602	6,543,704
TeleTech Holdings Inc.	(2)	108,427	1,050,658
TNS Inc.	(2)	17,612	384,822
Universal Technical Institute Inc.	(2)	56,955	2,171,125
Valassis Communications Inc.	(2)	120,162	4,206,872
Watson Wyatt & Co. Holdings		86,331	2,326,620

			122,482,556

COMPUTERS—4.38%
Advanced Digital Information Corp.	(2)	107,245	1,074,595
Ansoft Corp.	(2)	26,726	539,865
Anteon International Corp.	(2)	108,510	4,542,229
Blue Coat Systems Inc.	(1) (2)	39,889	742,334
Brocade Communications Systems Inc.	(2)	853,706	6,522,314
CACI International Inc. Class A	(2)	117,400	7,998,462
Carreker Corp.	(2)	81,635	702,061
Catapult Communications Corp.	(2)	5,497	132,808
CIBER Inc.	(1) (2)	129,610	1,249,440
Covansys Corp.	(2)	87,533	1,339,255
Cray Inc.	(1) (2)	346,328	1,613,888
CyberGuard Corp.	(2)	70,422	443,659
CyberSource Corp.	(2)	111,451	796,875
Digimarc Corp.	(2)	32,080	298,986
Dot Hill Systems Corp.	(2)	173,997	1,364,136
Echelon Corp.	(1) (2)	113,018	953,872
Electronics For Imaging Inc.	(2)	144,813	2,521,194
Equinix Inc.	(1) (2)	32,940	1,407,856
FactSet Research Systems Inc.	(1)	81,984	4,791,145
Gateway Inc.	(2)	251,078	1,508,979
iGATE Corp.	(2)	63,699	257,981
Intergraph Corp.	(2)	102,897	2,771,016
Internap Network Services Corp.	(2)	770,113	716,205
InterVoice-Brite Inc.	(2)	145,448	1,941,731
Iomega Corp.	(2)	132,022	731,402
Kanbay International Inc.	(2)	22,865	715,674
Komag Inc.	(2)	13,520	253,906
Kronos Inc.	(1) (2)	125,073	6,394,983
LaserCard Corp.	(1) (2)	38,535	404,232
Lexar Media Inc.	(1) (2)	284,458	2,230,151
Magma Design Automation Inc.	(1) (2)	99,898	1,254,719
Manhattan Associates Inc.	(1) (2)	121,357	2,898,005

Mentor Graphics Corp.	(1) (2)	307,305	4,698,693
Mercury Computer Systems Inc.	(2)	85,296	2,531,585
Merge Technologies Inc.	(1) (2)	44,290	985,452
MICROS Systems Inc.	(2)	64,854	5,062,503
Mobility Electronics Inc.	(2)	100,739	864,341
MTS Systems Corp.		6,593	222,909
Ness Technologies Inc.	(2)	43,035	641,221
NetScout Systems Inc.	(2)	79,088	552,034
Overland Storage Inc.	(2)	42,276	705,586
PEC Solutions Inc.	(2)	5,248	74,364
Perot Systems Corp. Class A	(2)	78,517	1,258,628
Quantum Corp.	(1) (2)	325,931	853,939
RadiSys Corp.	(1) (2)	62,254	1,217,066
SI International Inc.	(1) (2)	26,498	815,078
Silicon Storage Technology Inc.	(2)	327,313	1,947,512
SimpleTech Inc.	(2)	46,767	215,128
SRA International Inc. Class A	(2)	52,372	3,362,282
Stratasys Inc.	(1) (2)	36,733	1,232,759
Sykes Enterprises Inc.	(2)	35,577	247,260
Synaptics Inc.	(1) (2)	88,999	2,721,589
Syntel Inc.		29,971	525,691
TALX Corp.		14,941	385,328
TransAct Technologies Inc.	(2)	34,747	742,196
Tumbleweed Communications Corp.	(1) (2)	194,555	649,814
Tyler Technologies Inc.	(2)	149,101	1,246,484
Ultimate Software Group Inc.	(1) (2)	65,787	834,179
Xybernaut Corp.	(1) (2)	716,449	881,232

			96,588,811

COSMETICS & PERSONAL CARE—0.22%
Chattem Inc.	(1) (2)	50,737	1,679,395
Del Laboratories Inc.	(2)	19,842	689,510
Elizabeth Arden Inc.	(2)	90,570	2,150,132
Inter Parfums Inc.	(1)	20,042	318,668

			4,837,705

DISTRIBUTION & WHOLESALE—0.72%
Advanced Marketing Services Inc.		5,288	53,197
Beacon Roofing Supply Inc.	(2)	18,157	360,598
Central European Distribution Corp.	(1) (2)	49,086	1,450,000
LKQ Corp.	(2)	28,132	564,609
NuCo2 Inc.	(1) (2)	27,626	613,021
ScanSource Inc.	(2)	50,680	3,150,269
SCP Pool Corp.		214,815	6,852,599
United Stationers Inc.	(2)	7,743	357,727
WESCO International Inc.	(2)	79,625	2,360,085

			15,762,105

DIVERSIFIED FINANCIAL SERVICES—1.44%
Accredited Home Lenders Holding Co.	(2)	65,751	3,266,510
Affiliated Managers Group Inc.	(1) (2)	98,106	6,645,700
Archipelago Holdings Inc.	(2)	3,681	77,227
Asset Acceptance Capital Corp.	(2)	31,591	672,888
Asta Funding Inc.		30,782	826,189
BKF Capital Group Inc.		14,177	537,308
Calamos Asset Management Inc. Class A	(2)	41,765	1,127,655
Capital Southwest Corp.		6,638	521,216
Circle Group Holdings Inc.	(1) (2)	84,258	187,053
Cohen & Steers Inc.		14,117	229,401
Collegiate Funding Services LLC	(2)	8,679	122,287
Credit Acceptance Corp.	(2)	7,643	194,514
Education Lending Group Inc.	(1) (2)	50,965	790,467
Encore Capital Group Inc.	(2)	48,935	1,163,674
eSpeed Inc.	(2)	97,434	1,205,259

Federal Agricultural Mortgage Corp.			1,461	34,041
First Cash Inc.	(2)		46,959	1,254,275
Gabelli Asset Management Inc. Class A	(1)		13,241	642,453
Greenhill & Co. Inc.			12,302	353,067
Greg Manning Auctions Inc.	(1) (2)		20,506	253,864
Harris & Harris Group Inc.	(2)		62,508	1,023,881
MarketAxess Holdings Inc.	(2)		1,225	20,837
Marlin Business Services Corp.	(2)		20,947	397,993
National Financial Partners Corp.			134,395	5,214,526
Nelnet Inc. Class A	(2)		32,402	872,586
Piper Jaffray Companies Inc.	(2)		7,355	352,672
Portfolio Recovery Associates Inc.	(1) (2)		48,713	2,007,950
World Acceptance Corp.	(2)		65,151	1,792,304

				31,787,797

ELECTRIC—0.03%
Duquesne Light Holdings Inc.			26,103	492,042
MGE Energy Inc.			5,067	182,564
Ormat Technologies Inc.	(2)		5,289	86,105

				760,711

ELECTRICAL COMPONENTS & EQUIPMENT—1.02%
Advanced Energy Industries Inc.	(2)		86,161	786,650
Artesyn Technologies Inc.	(1) (2)		78,589	888,056
Belden CDT Inc.	(1)		40,591	941,711
Capstone Turbine Corp.	(2)		254,052	464,915
Cherokee International Corp.	(2)		27,593	265,169
Color Kinetics Inc.	(1) (2)		8,446	148,481
Encore Wire Corp.	(2)		64,549	860,438
Energy Conversion Devices Inc.	(1) (2)		81,087	1,566,601
EnerSys	(2)		15,923	242,826
General Cable Corp.	(1) (2)		10,933	151,422
GrafTech International Ltd.	(2)		68,402	647,083
Intermagnetics General Corp.	(2)		112,400	2,856,084
Littelfuse Inc.	(2)		79,251	2,707,214
Medis Technologies Ltd.	(1) (2)		52,105	956,127
Power-One Inc.	(2)		127,135	1,134,044
Rayovac Corp.	(2)		131,408	4,015,828
Universal Display Corp.	(1) (2)		84,341	759,069
Valence Technology Inc.	(1) (2)		77,813	241,998
Vicor Corp.			77,756	1,019,381
Wilson Greatbatch Technologies Inc.	(1) (2)		78,511	1,760,217

				22,413,314

ELECTRONICS—3.58%
ADE Corp.	(1) (2)		38,580	722,218
American Superconductor Corp.	(1) (2)		97,844	1,456,897
Analogic Corp.	(1)		28,855	1,292,415
Bei Technologies Inc.			44,439	1,372,276
Bel Fuse Inc. Class B			45,243	1,528,761
Benchmark Electronics Inc.	(2)		84,346	2,876,199
Brady Corp. Class A			36,460	2,281,302
Coherent Inc.	(2)		55,324	1,684,063
CTS Corp.	(1)		63,128	838,971
Cymer Inc.	(2)		147,947	4,370,354
Daktronics Inc.	(2)		57,728	1,436,850
DDi Corp.	(2)		56,018	178,137
Dionex Corp.	(2)		74,709	4,233,759
Excel Technology Inc.	(2)		47,958	1,246,908
FEI Co.	(2)		83,643	1,756,503
FSI International Inc.	(2)		111,843	522,307
Identix Inc.	(1) (2)		356,813	2,633,280
II-VI Inc.	(2)		45,034	1,913,495
Intevac Inc.	(1	) (2)	67,424	509,725

Itron Inc.	(1	) (2)	83,748	2,002,415
Keithley Instruments Inc.			50,824	1,001,233
Maxwell Technologies Inc.	(2)		43,596	442,063
Measurements Specialties Inc.	(2)		42,768	1,088,873
Merix Corp.	(2)		32,766	377,464
Metrologic Instruments Inc.	(2)		41,899	890,354
MIPS Technologies Inc. Class A	(2)		164,399	1,619,330
Molecular Devices Corp.	(2)		46,741	939,494
Multi-Fineline Electronix Inc.	(2)		16,679	304,225
OSI Systems Inc.	(1	) (2)	37,637	854,736
Paradyne Networks Inc.	(2)		160,644	576,712
Paxar Corp.	(2)		24,110	534,519
Photon Dynamics Inc.	(1	) (2)	66,798	1,621,855
Planar Systems Inc.	(1	) (2)	11,645	130,773
Plexus Corp.	(1	) (2)	74,285	966,448
PLX Technology Inc.	(2)		86,352	898,061
RAE Systems Inc.	(2)		138,749	1,012,868
Rogers Corp.	(1	) (2)	66,639	2,872,141
SBS Technologies Inc.	(2)		29,210	407,772
Sonic Solutions Inc.	(1	) (2)	75,576	1,695,925
Spatialight Inc.	(1	) (2)	95,244	852,434
Suntron Corp.	(2)		8,566	26,897
Sypris Solutions Inc.			3,116	47,706
Taser International Inc.	(1	) (2)	193,983	6,127,923
Technitrol Inc.	(2)		24,339	442,970
Trimble Navigation Ltd.	(2)		204,075	6,742,638
TTM Technologies Inc.	(1	) (2)	163,665	1,931,247
Ultralife Batteries Inc.	(1	) (2)	56,158	1,092,273
Varian Inc.	(2)		139,633	5,726,349
Viisage Technology Inc.	(2)		122,740	1,105,887
Woodhead Industries Inc.			2,547	40,828
X-Rite Inc.			83,160	1,331,392
Zygo Corp.	(2)		31,692	373,649

				78,933,874

ENERGY - ALTERNATE SOURCES—0.40%
FuelCell Energy Inc.	(1	) (2)	169,429	1,677,347
Headwaters Inc.	(1	) (2)	135,098	3,850,293
KFx Inc.	(1	) (2)	136,709	1,985,015
Plug Power Inc.	(1	) (2)	196,725	1,201,990

				8,714,645

ENERGY & RELATED—0.05%
Edge Petroleum Corp.	(2)		42,355	617,536
Syntroleum Corp.	(1	) (2)	62,643	503,023

				1,120,559

ENGINEERING & CONSTRUCTION—0.25%
Dycom Industries Inc.	(2)		150,143	4,582,364
Infrasource Services Inc.	(2)		11,623	151,099
Insituform Technologies Inc. Class A	(2)		34,744	787,646
Perini Corp.	(2)		4,660	77,775

				5,598,884

ENTERTAINMENT—1.48%
Alliance Gaming Corp.	(1	)(2)	206,748	2,855,190
Argosy Gaming Co.	(2)		56,485	2,637,849
Dover Downs Gaming & Entertainment Inc.			12,164	159,348
Empire Resorts Inc.	(1	) (2)	17,982	200,499
Isle of Capri Casinos Inc.	(2)		25,054	642,635
Macrovision Corp.	(2)		198,541	5,106,475
Nevada Gold & Casinos Inc.	(2)		16,515	201,483
Penn National Gaming Inc.	(1	) (2)	128,968	7,809,012
Scientific Games Corp. Class A	(2)		308,299	7,349,848

Shuffle Master Inc.	(1	) (2)	93,377	4,398,057
Speedway Motorsports Inc.			32,762	1,283,615

				32,644,011

ENVIRONMENTAL CONTROL— 0.86%
Aleris International Inc.	(2)		47,677	806,695
Casella Waste Systems Inc. Class A	(2)		79,909	1,169,868
Darling International Inc.	(2)		255,283	1,113,034
Duratek Inc.	(2)		41,085	1,023,427
Layne Christensen Co.	(2)		20,430	370,804
Mine Safety Appliances Co.	(1)		86,810	4,401,267
Tetra Tech Inc.	(1	) (2)	185,887	3,111,748
TRC Companies Inc.	(2)		20,703	351,951
Waste Connections Inc.	(2)		193,333	6,621,655

				18,970,449

FOOD—0.54%
Arden Group Inc. Class A			2,214	222,451
Cal-Maine Foods Inc.	(1)		32,883	397,555
Gold Kist Inc.	(2)		18,254	248,619
Lance Inc.			6,096	116,007
MGP Ingredients Inc.	(1)		29,244	252,668
Performance Food Group Co.	(2)		112,780	3,034,910
Provide Commerce Inc.	(2)		17,447	648,156
Sanderson Farms Inc.			22,727	983,625
United Natural Foods Inc.	(1	) (2)	159,444	4,958,708
Wild Oats Markets Inc.	(1	) (2)	114,806	1,011,441

				11,874,140

FOREST PRODUCTS & PAPER—0.02%
Deltic Timber Corp.			7,248	307,678
Wausau-Mosinee Paper Corp.			10,652	190,245

				497,923

HAND & MACHINE TOOLS—0.52%
Baldor Electric Co.			133,198	3,666,941
Franklin Electric Co. Inc.			64,852	2,740,646
Lincoln Electric Holdings Inc.			135,320	4,673,953
Regal-Beloit Corp.			13,065	373,659

				11,455,199

HEALTH CARE—0.69%
Abaxis Inc.	(1	) (2)	71,038	1,029,341
ABIOMED Inc.	(1	) (2)	62,132	959,318
America Service Group Inc.	(2)		42,522	1,138,314
Cyberoptics Corp.	(1	) (2)	30,204	449,133
Endocardial Solutions Inc.	(2)		87,708	1,026,184
FARO Technologies Inc.	(2)		42,375	1,321,252
Flanders Corp.	(1	) (2)	36,794	353,222
Genelabs Technologies Inc.	(1	) (2)	355,268	426,322
I-Flow Corp.	(2)		72,715	1,325,594
LCA-Vision Inc.			61,854	1,446,765
Microtek Medical Holdings Inc.	(1	) (2)	40,013	162,453
Microvision Inc.	(1	) (2)	75,163	526,141
Palomar Medical Technologies Inc.	(2)		48,066	1,253,081
Psychiatric Solutions Inc.	(2)		55,243	2,019,684
Sonic Innovations Inc.	(2)		77,037	321,244
ThermoGenesis Corp.	(1	) (2)	180,679	1,145,505
Urologix Inc.	(1	) (2)	57,388	371,300

				15,274,853

HEALTH CARE-PRODUCTS—5.87%
Advanced Medical Optics Inc.	(1	) (2)	143,606	5,907,951
Advanced Neuromodulation Systems Inc.	(1	) (2)	81,117	3,200,877

Align Technology Inc.	(2)		209,059	2,247,384
American Medical Systems Holdings Inc.	(2)		101,549	4,245,764
Animas Corp.	(2)		15,011	234,622
Arrow International Inc.			77,297	2,395,434
ArthroCare Corp.	(1	) (2)	85,921	2,754,627
Aspect Medical Systems Inc.	(2)		49,231	1,204,190
BioLase Technology Inc.	(1)		80,632	876,470
Biosite Inc.	(1	) (2)	52,309	3,219,096
Bioveris Corp.	(2)		62,100	453,951
Bruker BioSciences Corp.	(2)		84,894	342,123
Candela Corp.	(1	) (2)	77,605	881,593
Cardiac Science Inc.	(2)		173,609	371,523
CardioDynamics International Corp.	(2)		145,670	753,114
Cepheid Inc.	(2)		167,450	1,664,453
Closure Medical Corp.	(2)		27,356	533,442
Conceptus Inc.	(1	) (2)	103,782	842,191
CTI Molecular Imaging Inc.	(2)		124,955	1,773,111
Cyberonics Inc.	(1	) (2)	69,415	1,438,279
Diagnostic Products Corp.			91,149	5,017,752
DJ Orthopedics Inc.	(2)		66,085	1,415,541
Encore Medical Corp.	(2)		124,111	842,714
EPIX Pharmaceuticals Inc.	(1	) (2)	91,469	1,638,210
Exactech Inc.	(2)		24,223	443,039
E-Z-Em Inc.			1,795	26,207
FoxHollow Technologies Inc.	(1	) (2)	15,882	390,538
Haemonetics Corp.	(2)		48,200	1,745,322
Hologic Inc.	(1	) (2)	22,916	629,503
ICU Medical Inc.	(1	) (2)	42,695	1,167,281
Immucor Inc.	(2)		180,610	4,246,141
Immunicon Corp.	(2)		21,117	147,397
IntraLase Corp.	(2)		25,884	607,756
Intuitive Surgical Inc.	(1	) (2)	120,049	4,804,361
Inverness Medical Innovations Inc.	(1	) (2)	30,630	768,813
IVAX Diagnostics Inc.	(2)		26,301	114,409
Kensey Nash Corp.	(1	) (2)	38,672	1,335,344
Kyphon Inc.	(1	) (2)	94,213	2,426,927
Laserscope	(1	) (2)	73,099	2,624,985
Lifeline Systems Inc.	(2)		44,303	1,141,245
Luminex Corp.	(2)		109,164	969,376
Medical Action Industries Inc.	(2)		32,611	642,437
Mentor Corp.	(1)		157,783	5,323,598
Merit Medical Systems Inc.	(2)		95,102	1,453,159
Micro Therapeutics Inc.	(2)		55,938	209,767
NuVasive Inc.	(2)		26,340	269,985
Oakley Inc.			82,697	1,054,387
Ocular Sciences Inc.	(2)		65,004	3,185,846
OraSure Technologies Inc.	(2)		160,863	1,080,999
Orthologic Corp.	(2)		154,162	963,512
Orthovita Inc.	(2)		187,147	784,146
Palatin Technologies Inc.	(1	) (2)	212,684	565,739
PolyMedica Corp.	(1)		105,690	3,941,180
Possis Medical Inc.	(2)		65,221	879,179
PSS World Medical Inc.	(1	) (2)	271,188	3,393,918
Quidel Corp.	(2)		115,714	587,827
SonoSite Inc.	(1	) (2)	59,642	2,024,846
Stereotaxis Inc.	(2)		18,903	185,816
Steris Corp.	(2)		241,264	5,722,782
SurModics Inc.	(1	) (2)	57,509	1,869,618
Sybron Dental Specialties Inc.	(2)		107,172	3,791,745
TECHNE Corp.	(2)		132,067	5,137,406
Thoratec Corp.	(1	) (2)	181,372	1,889,896
TriPath Imaging Inc.	(2)		109,879	985,615
Ventana Medical Systems Inc.	(1	) (2)	55,008	3,519,962
VISX Inc.	(2)		196,151	5,074,426

VNUS Medical Technologies Inc.	(2)		19,283	260,706
West Pharmaceutical Services Inc.			56,899	1,424,182
Wright Medical Group Inc.	(1	) (2)	107,153	3,053,860
Young Innovations Inc.			19,134	645,390
Zila Inc.	(2)		184,900	791,372
Zoll Medical Corp.	(2)		23,352	803,309

				129,359,666

HEALTH CARE-SERVICES—3.22%
Amedisys Inc.	(2)		52,718	1,707,536
American Healthways Inc.	(1	) (2)	116,369	3,844,832
AMERIGROUP Corp.	(2)		81,328	6,153,276
AmSurg Corp.	(1	) (2)	121,641	3,593,275
Apria Healthcare Group Inc.	(1	) (2)	200,986	6,622,489
Beverly Enterprises Inc.	(1	) (2)	393,049	3,596,398
Centene Corp.	(2)		163,713	4,641,264
Gentiva Health Services Inc.	(2)		92,141	1,540,598
LabOne Inc.	(1	) (2)	68,476	2,193,971
LifePoint Hospitals Inc.	(2)		153,908	5,359,077
Matria Healthcare Inc.	(1	) (2)	30,922	1,208,123
Molina Healthcare Inc.	(2)		37,433	1,736,143
National Healthcare Corp.			21,616	763,045
Odyssey Healthcare Inc.	(2)		147,070	2,011,918
Option Care Inc.			37,318	641,496
Pediatrix Medical Group Inc.	(2)		83,982	5,379,047
Province Healthcare Co.	(2)		15,283	341,575
Radiation Therapy Services Inc.	(2)		12,827	218,059
RehabCare Group Inc.	(1	) (2)	15,538	434,909
Select Medical Corp.			370,717	6,524,619
Sierra Health Services Inc.	(1	) (2)	92,605	5,103,462
Specialty Laboratories Inc.	(2)		18,461	203,809
Sunrise Senior Living Inc.	(2)		3,386	156,975
Symbion Inc.	(2)		33,354	736,456
United Surgical Partners International Inc.	(1	) (2)	113,186	4,719,856
VistaCare Inc. Class A	(1	) (2)	35,863	596,402
Wellcare Health Plans Inc.	(2)		26,276	853,970

				70,882,580

HOLDING COMPANIES - DIVERSIFIED—0.07%
Resource America Inc. Class A			28,017	910,552
Terremark Worldwide Inc.	(2)		926,383	592,885

				1,503,437

HOME BUILDERS—1.23%
Brookfield Homes Corp.			44,834	1,519,873
Champion Enterprises Inc.	(1	) (2)	284,605	3,364,031
Fleetwood Enterprises Inc.	(1	) (2)	215,708	2,903,430
Levitt Corp. Class A			61,934	1,893,322
Meritage Homes Corp.	(2)		38,042	4,287,333
Monaco Coach Corp.			105,714	2,174,537
Orleans Homebuilders Inc.	(2)		3,130	62,131
Palm Harbor Homes Inc.	(1	) (2)	16,722	282,267
Technical Olympic USA Inc.			3,773	95,759
Thor Industries Inc.	(1)		144,159	5,341,091
William Lyon Homes Inc.	(1	) (2)	16,793	1,179,540
Winnebago Industries Inc.	(1)		104,468	4,080,520

				27,183,834

HOME FURNISHINGS—0.42%
American Woodmark Corp.			8,852	386,655
Digital Theater Systems Inc.	(2)		67,407	1,356,903
Ethan Allen Interiors Inc.	(1)		58,671	2,348,013
Furniture Brands International Inc.			26,622	666,881
Hooker Furniture Corp.			7,169	162,736

Stanley Furniture Co. Inc.		17,675	794,491
Tempur-Pedic International Inc.	(2)	75,444	1,599,413
TiVo Inc.	(1) (2)	185,554	1,089,202
Universal Electronics Inc.	(2)	54,383	957,141

			9,361,435

HOUSEHOLD PRODUCTS & WARES—0.95%
Blyth Inc.		26,900	795,164
Harland (John H.) Co.		97,543	3,521,302
Jarden Corp.	(1) (2)	98,863	4,294,609
Lifetime Hoan Corp.		28,771	457,459
Playtex Products Inc.	(2)	86,687	692,629
Standard Register Co. (The)		4,128	58,287
Tupperware Corp.	(1)	161,571	3,347,751
WD-40 Co.	(1)	36,738	1,043,727
Yankee Candle Co. Inc. (The)	(2)	200,237	6,643,864

			20,854,792

HOUSEWARES—0.34%
Libbey Inc.		2,741	60,878
Toro Co.		92,032	7,486,803

			7,547,681

INSURANCE—0.71%
Affirmative Insurance Holdings Inc.		6,068	102,185
American Equity Investment Life Holding Co.	(1)	17,777	191,458
Bristol West Holdings Inc.		48,504	970,080
Danielson Holding Corp.	(2)	183,920	1,554,124
Direct General Corp.		63,571	2,040,629
First Acceptance Corp.	(2)	82,417	738,456
Hilb, Rogal & Hobbs Co.	(1)	94,497	3,424,571
Independence Holding Co.		3,912	72,176
Infinity Property & Casualty Corp.		7,233	254,602
Philadelphia Consolidated Holding Corp.	(2)	12,219	808,165
RLI Corp.		11,233	466,956
Selective Insurance Group Inc.		6,724	297,470
State Auto Financial Corp.		27,561	712,452
Tower Group Inc.		11,363	136,356
U.S.I. Holdings Corp.	(1) (2)	122,885	1,421,779
Vesta Insurance Group		107,589	395,928
Zenith National Insurance Corp.		39,342	1,960,805

			15,548,192

INTERNET—5.82%
Agile Software Corp.	(2)	132,457	1,082,174
aQuantive Inc.	(1) (2)	190,580	1,703,785
Ariba Inc.	(2)	59,541	988,381
AsiaInfo Holdings Inc.	(2)	57,653	343,612
@Road Inc.	(2)	139,088	961,098
autobytel.com Inc.	(2)	167,832	1,013,705
Blue Nile Inc.	(1) (2)	8,215	226,898
CMGI Inc.	(2)	1,798,250	4,585,538
CNET Networks Inc.	(1) (2)	513,549	5,767,155
Digital Insight Corp.	(2)	141,977	2,612,377
Digital River Inc.	(2)	128,347	5,340,519
Digitas Inc.	(2)	285,030	2,722,037
DoubleClick Inc.	(2)	348,210	2,709,074
Drugstore.com Inc.	(2)	178,465	606,781
E.piphany Inc.	(2)	29,798	143,924
EarthLink Inc.	(2)	479,861	5,527,999
eCollege.com Inc.	(1) (2)	64,437	732,004
Entrust Inc.	(2)	258,725	980,568
eResearch Technology Inc.	(1) (2)	178,713	2,832,601
F5 Networks Inc.	(1) (2)	138,813	6,762,969

FindWhat.com	(1) (2)	103,352	1,832,431
GSI Commerce Inc.	(2)	77,542	1,378,697
Harris Interactive Inc.	(2)	208,891	1,650,239
InfoSpace Inc.	(1) (2)	128,524	6,111,316
INTAC International Inc.	(1) (2)	31,779	413,127
Interchange Corp.	(1) (2)	11,279	204,601
Internet Security Systems Inc.	(2)	51,871	1,206,001
Ipass Inc.	(2)	178,339	1,319,709
j2 Global Communications Inc.	(1) (2)	75,693	2,611,409
Keynote Systems Inc.	(2)	34,149	475,354
Kintera Inc.	(1) (2)	25,753	232,035
Lionbridge Technologies Inc.	(2)	189,323	1,272,251
LookSmart Ltd.	(2)	386,784	847,057
MarketWatch.com Inc.	(2)	45,126	812,268
MatrixOne Inc.	(2)	208,134	1,363,278
Motive Inc.	(2)	15,891	180,840
Neoforma Inc.	(1) (2)	5,970	45,909
Net2Phone Inc.	(1) (2)	143,827	489,012
NetRatings Inc.	(1) (2)	32,822	629,198
NIC Inc.	(2)	127,097	645,653
1-800 CONTACTS INC.	(2)	29,106	640,332
1-800-FLOWERS.COM Inc.	(2)	90,530	761,357
Openwave Systems Inc.	(1) (2)	259,715	4,015,194
Opsware Inc.	(1) (2)	233,349	1,712,782
Overstock.com Inc.	(1) (2)	47,381	3,269,289
PC-Tel Inc.	(2)	65,625	520,406
Phase Forward Inc.	(2)	14,344	117,190
PlanetOut Inc.	(2)	19,954	271,374
Portal Software Inc.	(2)	129,127	342,187
Priceline.com Inc.	(1) (2)	64,723	1,526,816
ProQuest Co.	(1) (2)	96,210	2,857,437
RealNetworks Inc.	(2)	452,398	2,994,875
RightNow Technologies Inc.	(2)	20,187	326,020
RSA Security Inc.	(2)	280,086	5,618,525
S1 Corp.	(2)	285,617	2,587,690
Sapient Corp.	(2)	317,546	2,511,789
Secure Computing Corp.	(1) (2)	144,437	1,441,481
SeeBeyond Technology Corp.	(1) (2)	197,951	708,665
Sohu.com Inc.	(1) (2)	88,498	1,567,300
SonicWALL Inc.	(2)	138,906	877,886
Stamps.com Inc.		67,767	1,073,429
Stellent Inc.	(2)	51,514	454,353
SupportSoft Inc.	(2)	147,555	982,716
Travelzoo Inc.	(1) (2)	6,655	635,087
TriZetto Group Inc. (The)	(2)	111,106	1,055,507
24/7 Real Media Inc.	(2)	116,623	504,978
United Online Inc.	(2)	213,980	2,467,189
ValueClick Inc.	(2)	319,444	4,258,189
Verity Inc.	(2)	14,148	185,622
Verso Technologies Inc.	(1) (2)	547,331	394,078
Vignette Corp.	(2)	618,738	860,046
WatchGuard Technologies Inc.	(2)	77,281	342,355
WebEx Communications Inc.	(1) (2)	121,672	2,893,360
webMethods Inc.	(2)	160,158	1,154,739
Websense Inc.	(1) (2)	92,341	4,683,536
WebSideStory Inc.	(2)	19,728	245,219

			128,222,582

INVESTMENT COMPANIES—0.04%
Ares Capital Corp.		20,835	404,824
Gladstone Capital Corp.	(1)	4,283	101,507
NGP Capital Resources Co.	(2)	30,053	461,915

			968,246

IRON & STEEL—1.14%
AK Steel Holding Corp.	(2)	240,104	3,474,305
Allegheny Technologies Inc.		383,941	8,320,001
Cleveland-Cliffs Inc.	(1)	24,590	2,553,917
Gibraltar Industries Inc.		34,390	812,292
Reliance Steel & Aluminum Co.		84,589	3,295,587
Ryerson Tull Inc.		50,508	795,501
Schnitzer Steel Industries Inc. Class A		5,986	203,105
Steel Dynamics Inc.	(1)	135,763	5,142,702
Wheeling-Pittsburgh Corp.	(2)	11,938	460,091

			25,057,501

LEISURE TIME—0.37%
Ambassadors Group Inc.		32,047	1,141,194
Arctic Cat Inc.		7,628	202,295
Escalade Inc.		31,762	424,340
K2 Inc.	(2)	20,797	330,256
Life Time Fitness Inc.	(2)	21,997	569,282
Marine Products Corp.		34,684	905,599
Multimedia Games Inc.	(1) (2)	94,858	1,494,962
Pegasus Solutions Inc.	(2)	36,138	455,339
WMS Industries Inc.	(1) (2)	78,300	2,626,182

			8,149,449

LODGING—0.44%
Ameristar Casinos Inc.		30,001	1,293,343
Boyd Gaming Corp.	(1)	183,363	7,637,069
MTR Gaming Group Inc.	(2)	70,389	743,308

			9,673,720

MACHINERY—1.58%
Astec Industries Inc.	(2)	14,579	250,905
Bucyrus International Inc. Class A		31,629	1,285,403
Cognex Corp.		160,741	4,484,674
Global Power Equipment Group Inc.	(1) (2)	26,626	262,000
IDEX Corp.		104,141	4,217,711
JLG Industries Inc.	(1)	56,170	1,102,617
Joy Global Inc.		102,748	4,462,346
Kadant Inc.	(2)	23,875	489,438
Lindsay Manufacturing Co.		41,790	1,081,525
Manitowoc Co. Inc. (The)		118,522	4,462,353
Middleby Corp. (The)	(1)	18,081	917,068
Nordson Corp.		106,784	4,278,835
Presstek Inc.	(2)	103,768	1,004,474
Sauer-Danfoss Inc.		6,121	133,499
Tennant Co.		3,017	119,624
Terex Corp.	(2)	52,112	2,483,137
Unova Inc.	(1) (2)	15,779	399,051
Wabtec Corp.		159,747	3,405,806

			34,840,466

MANUFACTURING—1.64%
Actuant Corp. Class A	(1) (2)	105,527	5,503,233
Acuity Brands Inc.		171,492	5,453,446
Applied Films Corp.	(1) (2)	27,949	602,580
Blount International Inc.	(2)	13,731	239,194
Ceradyne Inc.	(1) (2)	43,308	2,477,651
CLARCOR Inc.		102,179	5,596,344
CUNO Inc.	(2)	68,166	4,049,060
ESCO Technologies Inc.	(2)	29,373	2,251,440
Griffon Corp.	(2)	7,605	205,335
Hexcel Corp.	(2)	106,181	1,539,625
Jacuzzi Brands Inc.	(2)	27,563	239,798
Lancaster Colony Corp.		12,500	535,875

Matthews International Corp. Class A		129,609	4,769,611
Quixote Corp.		26,903	546,938
Raven Industries Inc.		61,973	1,320,645
Sturm Ruger & Co. Inc.		81,582	736,685

			36,067,460

MEDIA—1.21%
Beasley Broadcast Group Inc. Class A	(2)	21,787	381,926
Courier Corp.		9,996	518,992
Crown Media Holdings Inc.	(2)	32,737	281,538
Cumulus Media Inc. Class A	(1) (2)	112,940	1,703,135
Emmis Communications Corp.	(2)	92,670	1,778,337
Entravision Communications Corp.	(2)	102,526	856,092
Fisher Communications Inc.	(2)	19,661	961,030
4Kids Entertainment Inc.	(1) (2)	3,036	63,817
Hollinger International Inc.	(1)	155,563	2,439,228
Insight Communications Co. Inc.	(2)	89,669	831,232
Journal Communications Inc. Class A		34,533	624,011
Journal Register Co.	(2)	98,310	1,900,332
LodgeNet Entertainment Corp.	(1) (2)	41,234	729,429
Martha Stewart Living Omnimedia Inc. Class A	(1) (2)	19,177	556,517
Mediacom Communications Corp.	(1) (2)	134,942	843,388
Nelson (Thomas) Inc.		40,057	905,288
Nexstar Broadcasting Group Inc. Class A	(2)	39,555	364,697
Paxson Communications Corp.	(1) (2)	119,819	165,350
Playboy Enterprises Inc. Class B	(2)	78,012	958,767
Readers Digest Association Inc. (The)		270,056	3,756,479
Regent Communications Inc.	(2)	64,357	341,092
Saga Communications Inc.	(2)	66,474	1,120,087
Salem Communications Corp. Class A	(2)	39,120	976,044
Sinclair Broadcast Group Inc. Class A		115,392	1,062,760
Spanish Broadcasting System Inc. Class A	(2)	148,155	1,564,517
World Wrestling Entertainment Inc.		53,776	652,303
Young Broadcasting Inc. Class A	(2)	36,015	380,318

			26,716,706

METAL FABRICATE & HARDWARE—0.13%
Kaydon Corp.	(1)	44,423	1,466,847
Mueller Industries Inc.		38,808	1,249,618
Penn Engineering & Manufacturing Corp.		2,491	45,087

			2,761,552

MINING—0.49%
AMCOL International Corp.		12,450	250,121
Century Aluminum Co.	(2)	76,254	2,002,430
Coeur d’Alene Mines Corp.	(1) (2)	963,760	3,787,577
Hecla Mining Co.	(1) (2)	237,927	1,387,114
Owens & Minor Inc.		63,996	1,802,767
Royal Gold Inc.	(1)	65,988	1,203,621
Stillwater Mining Co.	(2)	33,225	374,114

			10,807,744

OFFICE & BUSINESS EQUIPMENT—0.36%
CompX International Inc.		7,295	120,586
General Binding Corp.	(2)	24,426	320,958
Global Imaging Systems Inc.	(1) (2)	93,210	3,681,795
Imagistics International Inc.	(2)	67,252	2,263,702
Navarre Corp.	(1) (2)	89,288	1,571,469

			7,958,510

OIL & GAS—3.27%
Atlas America Inc.	(1) (2)	9,313	332,940
Atwood Oceanics Inc.	(2)	47,713	2,485,847
Berry Petroleum Co. Class A		19,727	940,978

Brigham Exploration Co.	(2)	94,283	848,547
Cabot Oil & Gas Corp.		49,809	2,204,048
Callon Petroleum Co.	(1) (2)	27,975	404,519
Cheniere Energy Inc.	(1) (2)	102,261	6,514,026
Clayton Williams Energy Inc.	(1) (2)	16,185	370,637
Comstock Resources Inc.	(2)	122,985	2,711,819
Crosstex Energy Inc.		9,414	394,447
Delta Petroleum Corp.	(1) (2)	75,929	1,190,567
Denbury Resources Inc.	(2)	220,211	6,044,792
Encore Acquisition Co.	(2)	7,755	270,727
Frontier Oil Corp.		106,693	2,844,435
FX Energy Inc.	(1) (2)	124,106	1,449,558
Grey Wolf Inc.	(1) (2)	749,770	3,951,288
Helmerich & Payne Inc.		112,363	3,824,837
KCS Energy Inc.	(2)	196,561	2,905,172
Magnum Hunter Resources Inc.	(2)	219,801	2,835,433
McMoRan Exploration Co.	(1) (2)	38,484	719,651
Mission Resources Corp.	(1) (2)	165,382	965,831
Penn Virginia Corp.		73,325	2,974,795
Petroleum Development Corp.	(2)	65,304	2,518,775
Plains Exploration & Production Co.	(2)	59,953	1,558,778
Quicksilver Resources Inc.	(1) (2)	118,838	4,370,862
Range Resources Corp.		127,374	2,606,072
Remington Oil & Gas Corp.	(2)	75,055	2,045,249
Southwestern Energy Co.	(2)	33,896	1,718,188
Spinnaker Exploration Co.	(2)	43,166	1,513,832
Stone Energy Corp.	(2)	19,189	865,232
Unit Corp.	(2)	151,900	5,804,099
Whiting Petroleum Corp.	(1) (2)	59,772	1,808,103

			71,994,084

OIL & GAS SERVICES—1.41%
Cal Dive International Inc.	(1) (2)	153,923	6,272,362
CARBO Ceramics Inc.	(1)	51,058	3,523,002
Gulf Island Fabrication Inc.		26,912	587,489
Hornbeck Offshore Services Inc.	(2)	8,547	164,957
Hydril Co. LP	(2)	42,674	1,942,094
Input/Output Inc.	(1) (2)	257,945	2,280,234
Lone Star Technologies Inc.	(2)	91,411	3,058,612
Matrix Service Co.	(1) (2)	35,466	285,856
Maverick Tube Corp.	(2)	170,437	5,164,241
Newpark Resources Inc.	(2)	199,681	1,028,357
Oil States International Inc.	(2)	35,764	689,888
RPC Inc.		3,130	78,626
Superior Energy Services Inc.	(2)	119,132	1,835,824
Tetra Technologies Inc.	(2)	90,128	2,550,622
Veritas DGC Inc.	(2)	46,612	1,044,575
W-H Energy Services Inc.	(2)	27,231	608,885

			31,115,624

PACKAGING & CONTAINERS—0.39%
Anchor Glass Container Corp.		19,627	131,893
Crown Holdings Inc.	(2)	364,399	5,006,842
Graphic Packaging Corp.	(2)	267,833	1,928,398
Silgan Holdings Inc.		24,187	1,474,440

			8,541,573

PHARMACEUTICALS—6.26%
Abgenix Inc.	(2)	147,833	1,528,593
Able Laboratories Inc.	(1) (2)	72,731	1,654,630
Adolor Corp.	(2)	155,984	1,547,361
Advancis Pharmaceutical Corp.	(2)	38,413	146,738
Alkermes Inc.	(1) (2)	360,956	5,085,870
Antigenics Inc.	(1) (2)	101,410	1,026,269

Array BioPharma Inc.	(2)	125,425	1,194,046
AtheroGenics Inc.	(1) (2)	79,866	1,881,643
Bentley Pharmaceuticals Inc.	(2)	62,803	675,132
Biocryst Pharmaceuticals Inc.	(2)	64,997	375,683
Bioenvision Inc.	(1) (2)	94,564	847,293
BioMarin Pharmaceutical Inc.	(1) (2)	260,998	1,667,777
Bio-Reference Laboratories Inc.	(1) (2)	33,752	587,285
Bone Care International Inc.	(1) (2)	62,741	1,747,337
Bradley Pharmaceuticals Inc.	(1) (2)	54,932	1,065,681
Caraco Pharmaceutical Laboratories Ltd.	(2)	32,382	309,248
Cell Therapeutics Inc.	(1) (2)	247,308	2,013,087
Connetics Corp.	(1) (2)	126,929	3,083,105
Corcept Therapeutics Inc.	(2)	17,031	106,444
Corixa Corp.	(1) (2)	240,821	876,588
Cubist Pharmaceuticals Inc.	(2)	155,508	1,839,660
CV Therapeutics Inc.	(1) (2)	135,073	3,106,679
Cypress Bioscience Inc.	(2)	117,769	1,655,832
Dendreon Corp.	(1) (2)	233,931	2,521,776
Depomed Inc.	(2)	83,857	452,828
Discovery Laboratories Inc.	(1) (2)	188,981	1,498,619
DOV Pharmaceutical Inc.	(1) (2)	57,005	1,028,940
Durect Corp.	(1) (2)	123,052	403,611
DUSA Pharmaceuticals Inc.	(2)	60,296	862,233
Dyax Corp.	(2)	106,501	768,937
Dynavax Technologies Corp.	(2)	24,156	193,248
First Horizon Pharmaceutical Corp.	(1) (2)	97,593	2,233,904
Genta Inc.	(1) (2)	244,627	430,544
Guilford Pharmaceuticals Inc.	(1) (2)	102,264	506,207
HealthExtras Inc.	(1) (2)	75,050	1,223,315
Hollis-Eden Pharmaceuticals Inc.	(1) (2)	55,498	522,791
Idenix Pharmaceuticals Inc.	(2)	20,354	349,071
Impax Laboratories Inc.	(1) (2)	196,109	3,114,211
Indevus Pharmaceuticals Inc.	(1) (2)	152,559	909,252
InKine Pharmaceutical Co. Inc.	(2)	197,118	1,070,351
Inspire Pharmaceuticals Inc.	(2)	165,517	2,775,720
Isis Pharmaceuticals Inc.	(1) (2)	207,460	1,224,014
Isolagen Inc.	(1) (2)	79,896	628,782
ISTA Pharmaceuticals Inc.	(2)	33,011	334,071
Kos Pharmaceuticals Inc.	(2)	48,266	1,816,732
K-V Pharmaceutical Co. Class A	(1) (2)	143,597	3,166,314
Lannett Co. Inc.	(1) (2)	28,199	277,760
Ligand Pharmaceuticals Inc. Class B	(1) (2)	297,212	3,459,548
Mannatech Inc.	(1)	57,293	1,090,859
MannKind Corp.	(1) (2)	45,959	723,854
Marshall Edwards Inc.	(1) (2)	29,348	262,518
Medarex Inc.	(1) (2)	112,251	1,210,066
Medicines Co. (The)	(1) (2)	192,081	5,531,933
Nabi Biopharmaceuticals	(2)	231,573	3,392,544
Nature’s Sunshine Products Inc.		10,492	213,617
NeighborCare Inc.	(2)	151,205	4,645,018
NeoPharm Inc.	(1) (2)	69,133	864,854
NitroMed Inc.	(1) (2)	36,256	966,222
Northfield Laboratories Inc.	(1) (2)	76,343	1,721,535
Noven Pharmaceuticals Inc.	(2)	94,936	1,619,608
NPS Pharmaceuticals Inc.	(1) (2)	150,157	2,744,870
Nutraceutical International Corp.	(2)	31,822	490,377
Nuvelo Inc.	(2)	113,298	1,115,985
Onyx Pharmaceuticals Inc.	(1) (2)	139,532	4,519,441
Pain Therapeutics Inc.	(1) (2)	128,877	929,203
Par Pharmaceutical Companies Inc.	(2)	137,901	5,706,343
Penwest Pharmaceuticals Co.	(1) (2)	67,079	802,265
Perrigo Co.		73,944	1,277,013
PetMed Express Inc.	(2)	41,090	312,695
Pharmacyclics Inc.	(2)	78,164	818,377

Pharmion Corp.	(1) (2)	59,761	2,522,512
Pharmos Corp.	(2)	382,182	542,698
POZEN Inc.	(2)	97,904	711,762
Priority Healthcare Corp. Class B	(2)	115,329	2,510,712
Progenics Pharmaceuticals Inc.	(2)	46,876	804,392
Renovis Inc.	(2)	22,376	321,767
Rigel Pharmaceuticals Inc.	(2)	42,860	1,046,641
Salix Pharmaceuticals Ltd.	(1) (2)	144,727	2,545,748
Santarus Inc.	(2)	33,340	302,060
SciClone Pharmaceuticals Inc.	(1) (2)	180,040	666,148
Star Scientific Inc.	(1) (2)	112,609	572,617
Tanox Inc.	(1) (2)	95,975	1,458,820
Trimeris Inc.	(1) (2)	63,563	900,688
United Therapeutics Inc.	(1) (2)	76,018	3,432,213
USANA Health Sciences Inc.	(1) (2)	42,661	1,459,006
Valeant Pharmaceuticals International		254,814	6,714,349
Vicuron Pharmaceuticals Inc.	(2)	99,855	1,738,476
Vion Pharmaceuticals Inc.	(2)	224,187	1,051,437
Zymogenetics Inc.	(2)	77,933	1,792,459

			137,848,462

REAL ESTATE—0.21%
Bluegreen Corp.	(1) (2)	19,341	383,532
CB Richard Ellis Group Inc. Class A	(2)	60,992	2,046,282
Consolidated-Tomoka Land Co.		22,775	979,325
Jones Lang LaSalle Inc.	(2)	29,576	1,106,438
ZipRealty Inc.	(2)	1,191	21,283

			4,536,860

REAL ESTATE INVESTMENT TRUSTS—1.46%
Aames Investment Corp.		10,607	113,493
Alexander’s Inc.	(2)	7,654	1,645,610
Alexandria Real Estate Equities Inc.		9,692	721,279
American Campus Communities Inc.		3,602	81,009
American Home Mortgage Investment Corp.		60,711	2,079,352
Bimini Mortgage Management Inc. Class A		4,719	75,787
BioMed Realty Trust Inc.		8,934	198,424
Cousins Properties Inc.		55,522	1,680,651
Digital Realty Trust Inc.		5,949	80,133
Equity Lifestyle Properties Inc.		39,970	1,428,928
Equity One Inc.		80,065	1,899,942
Essex Property Trust Inc.	(1)	19,843	1,662,843
Extra Space Storage Inc.		6,184	82,433
Getty Realty Corp.		8,686	249,549
Glimcher Realty Trust	(1)	53,422	1,480,324
Global Signal Inc.		2,718	74,854
GMH Communities Trust		8,296	116,974
Gramercy Capital Corp.		2,625	54,075
HomeBanc Corp.		10,095	97,720
Kite Realty Group Trust		5,303	81,030
MortgageIT Holdings Inc.		44,892	805,811
New Century Financial Corp.	(1)	130,111	8,315,394
Novastar Financial Inc.	(1)	12,802	633,699
Saxon Capital Inc.		13,927	334,109
Strategic Hotel Capital Inc.		5,792	95,568
Sunstone Hotel Investors Inc.		6,347	131,891
Tanger Factory Outlet Centers Inc.		33,492	886,198
Taubman Centers Inc.		93,734	2,807,333
Town & Country Trust (The)	(1)	69,972	1,933,326
U-Store-It Trust	(2)	7,465	129,518
Washington Real Estate Investment Trust		63,266	2,142,819

			32,120,076

RETAIL—6.74%
AC Moore Arts & Crafts Inc.	(1) (2)	55,153	1,588,958
Aeropostale Inc.	(1) (2)	223,286	6,571,307
America’s Car-Mart Inc.	(2)	22,709	862,942
Bebe Stores Inc.		36,470	983,947
Big 5 Sporting Goods Corp.		81,608	2,378,057
BJ’s Restaurants Inc.	(1) (2)	42,877	600,278
Bombay Co. Inc. (The)	(1) (2)	75,554	417,814
Bon-Ton Stores Inc. (The)		8,620	135,765
Brookstone Inc.	(2)	80,421	1,572,231
Buffalo Wild Wings Inc.	(2)	22,908	797,427
Build-A-Bear Workshop Inc.	(2)	20,653	725,953
Cache Inc.	(2)	38,511	693,968
California Pizza Kitchen Inc.	(1) (2)	62,224	1,431,152
Casey’s General Store Inc.		94,935	1,723,070
Cash America International Inc.		72,034	2,141,571
Casual Male Retail Group Inc.	(1) (2)	111,672	608,612
CBRL Group Inc.		32,625	1,365,356
CEC Entertainment Inc.	(2)	150,448	6,013,407
Charlotte Russe Holding Inc.	(2)	47,205	476,771
Children’s Place Retail Stores Inc. (The)	(2)	68,055	2,520,077
Christopher & Banks Corp.	(1)	151,749	2,799,769
CKE Restaurants Inc.	(1) (2)	208,072	3,019,125
Coldwater Creek Inc.	(2)	88,439	2,730,112
Conn’s Inc.	(1) (2)	22,410	376,936
Cosi Inc.	(2)	82,161	497,074
Cost Plus Inc.	(1) (2)	88,222	2,834,573
CSK Auto Corp.	(2)	164,734	2,757,647
Design Within Reach Inc.	(2)	9,970	145,064
Dick’s Sporting Goods Inc.	(1) (2)	121,267	4,262,535
Domino’s Pizza Inc.		57,525	1,023,945
Dress Barn Inc.	(2)	41,344	727,654
Electronics Boutique Holdings Corp.	(1) (2)	36,389	1,562,544
Finish Line Inc. (The)		136,775	2,502,983
Fred’s Inc.	(1)	157,275	2,736,585
GameStop Corp. Class B	(2)	30,084	674,182
Gander Mountain Co.	(1) (2)	24,679	316,632
Genesco Inc.	(1) (2)	33,970	1,057,826
Goody’s Family Clothing Inc.		5,733	52,400
Guitar Center Inc.	(2)	98,027	5,165,043
Hibbet Sporting Goods Inc.	(2)	94,635	2,518,237
Hollywood Entertainment Corp.	(2)	70,095	917,544
Hot Topic Inc.	(1) (2)	183,043	3,146,509
Insight Enterprises Inc.	(2)	59,243	1,215,666
Jill (J.) Group Inc. (The)	(2)	71,830	1,069,549
Joseph A. Bank Clothiers Inc.	(1) (2)	41,404	1,171,733
Kenneth Cole Productions Inc. Class A		33,925	1,046,926
Kirkland’s Inc.	(2)	36,684	450,846
Krispy Kreme Doughnuts Inc.	(1) (2)	220,611	2,779,699
Linens ‘n Things Inc.	(2)	31,624	784,275
MarineMax Inc.	(2)	3,315	98,654
Men’s Wearhouse Inc. (The)	(2)	8,973	286,777
Movie Gallery Inc.	(1)	15,048	286,965
New York & Co. Inc.	(2)	23,294	384,817
99 Cents Only Stores	(1) (2)	197,570	3,192,731
Nu Skin Enterprises Inc. Class A	(1)	166,421	4,223,765
O’Charley’s Inc.	(1) (2)	10,715	209,478
P.F. Chang’s China Bistro Inc.	(1) (2)	103,021	5,805,233
Panera Bread Co. Class A	(1) (2)	114,254	4,606,721
Pantry Inc. (The)	(2)	33,141	997,213
Papa John’s International Inc.	(1) (2)	20,895	719,624
Party City Corp.	(2)	45,431	587,423
PC Mall Inc.	(1) (2)	33,276	744,717
Pep Boys-Manny, Moe & Jack Inc.	(1)	218,756	3,734,165
Rare Hospitality International Inc.	(2)	136,794	4,358,257

Red Robin Gourmet Burgers Inc.	(1) (2)	48,263	2,580,623
Restoration Hardware Inc.	(2)	106,195	609,559
Retail Ventures Inc.	(2)	21,760	154,496
Rush Enterprises Inc. Class B	(2)	29,988	519,092
School Specialty Inc.	(1) (2)	23,009	887,227
Select Comfort Corp.	(1) (2)	146,829	2,634,112
Sharper Image Corp.	(1) (2)	47,625	897,731
Shoe Carnival Inc.	(2)	12,182	158,366
Smart & Final Inc.	(2)	3,425	49,286
Sonic Corp.	(2)	239,148	7,294,014
Sports Authority Inc. (The)	(2)	37,370	962,278
Steak n Shake Co. (The)	(2)	85,744	1,721,740
Stein Mart Inc.	(2)	99,268	1,693,512
Texas Roadhouse Inc. Class A	(2)	25,380	749,979
Tractor Supply Co.	(1) (2)	125,210	4,659,064
Triarc Companies Inc. Class B	(1)	113,256	1,388,519
Tuesday Morning Corp.	(1) (2)	103,503	3,170,297
West Marine Inc.	(1) (2)	48,888	1,209,978
World Fuel Services Corp.		45,048	2,243,390
Zale Corp.	(2)	25,947	775,037

			148,547,116

SAVINGS & LOANS—0.60%
Atlantic Coast Federal Corp.	(2)	5,382	74,110
BankAtlantic Bancorp Inc. Class A		17,878	355,772
Berkshire Hills Bancorp Inc.		1,424	52,902
BFC Financial Corp. Class A	(2)	27,320	345,598
Charter Financial Corp.	(1)	15,853	695,471
Clifton Savings Bancorp Inc.		14,525	176,479
Commercial Capital Bancorp Inc.		89,604	2,077,021
Fidelity Bankshares Inc.		15,241	651,705
First Financial Holdings Inc.	(1)	45,096	1,476,443
Flagstar Bancorp Inc.	(1)	104,235	2,355,711
Harbor Florida Bancshares Inc.		16,582	573,903
NASB Financial Inc.		11,743	469,250
Ocwen Financial Corp.	(1) (2)	149,404	1,428,302
PFF Bancorp Inc.		10,209	472,983
Provident Bancorp Inc.		145,466	1,918,697
Westfield Financial Inc.		7,839	202,403

			13,326,750

SEMICONDUCTORS—5.07%
Actel Corp.	(2)	89,378	1,567,690
AMIS Holdings Inc.	(2)	125,368	2,071,079
Asyst Technologies Inc.	(2)	190,617	970,241
ATMI Inc.	(1) (2)	125,515	2,827,853
August Technology Corp.	(1) (2)	72,432	762,709
Axcelis Technologies Inc.	(2)	319,715	2,599,283
Brooks Automation Inc.	(1) (2)	179,259	3,086,840
California Micro Devices Corp.	(2)	85,965	609,492
Cirrus Logic Inc.	(2)	338,869	1,867,168
Credence Systems Corp.	(1) (2)	366,610	3,354,482
Diodes Inc.	(2)	28,815	652,083
DSP Group Inc.	(2)	117,222	2,617,567
DuPont Photomasks Inc.	(1) (2)	31,455	830,727
Emulex Corp.	(2)	84,271	1,419,124
Entegris Inc.	(2)	156,598	1,558,150
ESS Technology Inc.	(2)	120,137	854,174
Exar Corp.	(2)	50,301	713,771
FormFactor Inc.	(2)	112,023	3,040,304
Genesis Microchip Inc.	(1) (2)	66,506	1,078,727
Helix Technology Corp.		104,833	1,823,046
Integrated Device Technology Inc.	(2)	338,923	3,917,950
Integrated Silicon Solution Inc.	(1) (2)	20,805	170,601

IXYS Corp.	(2)	71,860	741,595
Kopin Corp.	(2)	284,153	1,099,672
Kulicke & Soffa Industries Inc.	(1) (2)	204,020	1,758,652
Lattice Semiconductor Corp.	(2)	216,883	1,236,233
Leadis Technology Inc.	(2)	20,556	218,921
LTX Corp.	(2)	245,170	1,885,357
Mattson Technology Inc.	(2)	160,211	1,803,976
Micrel Inc.	(1) (2)	275,119	3,031,811
Microsemi Corp.	(1) (2)	240,249	4,170,723
Microtune Inc.	(1) (2)	176,822	1,080,382
Mindspeed Technologies Inc.	(1) (2)	397,843	1,106,004
MKS Instruments Inc.	(2)	108,377	2,010,393
Monolithic Power Systems Inc.	(2)	19,435	180,746
Monolithic System Technology Inc.	(2)	86,494	538,858
Mykrolis Corp.	(2)	167,155	2,368,586
OmniVision Technologies Inc.	(1) (2)	224,771	4,124,548
ON Semiconductor Corp.	(2)	458,737	2,082,666
Pericom Semiconductor Corp.	(2)	55,614	524,440
Photronics Inc.	(1) (2)	42,088	694,452
Pixelworks Inc.	(2)	164,069	1,860,542
PortalPlayer Inc.	(2)	21,594	532,940
Power Integrations Inc.	(1) (2)	111,300	2,201,514
Rudolph Technologies Inc.	(2)	48,437	831,663
Semitool Inc.	(2)	65,725	609,928
SigmaTel Inc.	(2)	99,492	3,534,951
Silicon Image Inc.	(2)	298,024	4,905,475
Siliconix Inc.	(2)	23,358	852,333
Sipex Corp.	(2)	78,857	369,051
SiRF Technology Holdings Inc.	(2)	38,629	491,361
Skyworks Solutions Inc.	(1) (2)	540,032	5,092,502
Staktek Holdings Inc.	(2)	40,444	187,660
Standard Microsystems Corp.	(2)	34,460	614,422
Supertex Inc.	(2)	34,398	746,437
Tessera Technologies Inc.	(2)	102,947	3,830,658
Transmeta Corp.	(1) (2)	651,145	1,061,366
Tripath Technology Inc.	(1) (2)	134,350	167,938
TriQuint Semiconductor Inc.	(2)	323,792	1,440,874
Ultratech Inc.	(1) (2)	72,774	1,371,790
Varian Semiconductor Equipment Associates Inc.	(1) (2)	146,183	5,386,844
Veeco Instruments Inc.	(1) (2)	93,922	1,978,937
Vitesse Semiconductor Corp.	(2)	872,929	3,081,439
Volterra Semiconductor Corp.	(1) (2)	15,509	343,602
Zoran Corp.	(1) (2)	93,990	1,088,404

			111,633,707

SOFTWARE—5.81%
Actuate Corp.	(2)	211,006	538,065
Advent Software Inc.	(2)	95,455	1,954,918
Allscripts Healthcare Solutions Inc.	(1) (2)	68,614	732,111
Altiris Inc.	(1) (2)	83,567	2,960,779
ANSYS Inc.	(2)	109,223	3,501,689
Ascential Software Corp.	(2)	63,282	1,032,129
Aspen Technology Inc.	(1) (2)	168,041	1,043,535
Atari Inc.	(2)	5,756	16,865
AuthentiDate Holding Corp.	(1) (2)	117,592	727,894
Blackbaud Inc.	(2)	25,948	379,879
Blackboard Inc.	(1) (2)	19,881	294,438
Borland Software Corp.	(2)	140,922	1,645,969
CallWave Inc.	(2)	13,191	203,669
Captaris Inc.	(2)	80,630	416,051
CCC Information Services Group Inc.	(2)	28,045	622,879
Cerner Corp.	(1) (2)	114,534	6,089,773
Chordiant Software Inc.	(2)	291,412	664,419
Computer Programs & Systems Inc.		25,748	596,066

Concord Communications Inc.	(2)	73,122	810,192
Concur Technologies Inc.	(2)	106,492	948,844
Corillian Corp.	(2)	130,794	643,506
CSG Systems International Inc.	(2)	142,790	2,670,173
Dendrite International Inc.	(2)	145,542	2,823,515
Digi International Inc.	(2)	66,471	1,142,636
Eclipsys Corp.	(1) (2)	146,727	2,997,633
Embarcadero Technologies Inc.	(2)	86,336	812,422
Epicor Software Corp.	(1) (2)	167,720	2,363,175
FalconStor Software Inc.	(1) (2)	106,481	1,019,023
FileNET Corp.	(2)	166,362	4,285,485
Hyperion Solutions Corp.	(2)	157,138	7,325,774
IDX Systems Corp.	(2)	83,372	2,872,999
Infocrossing Inc.	(1) (2)	63,326	1,072,109
Informatica Corp.	(2)	347,107	2,818,509
infoUSA Inc.	(2)	127,409	1,425,707
InPhonic Inc.	(2)	23,177	636,904
Inter-Tel Inc.		82,676	2,263,669
InterVideo Inc.	(1) (2)	30,338	401,372
iVillage Inc.	(2)	126,570	782,203
JDA Software Group Inc.	(1) (2)	11,285	153,702
Jupitermedia Corp.	(2)	67,757	1,611,261
Keane Inc.	(1) (2)	124,196	1,825,681
Lawson Software Inc.	(2)	33,076	227,232
ManTech International Corp. Class A	(2)	42,839	1,016,998
Manugistics Group Inc.	(2)	97,944	281,099
MAPICS Inc.	(2)	102,040	1,076,522
MapInfo Corp.	(2)	14,966	179,293
Micromuse Inc.	(2)	314,312	1,744,432
MicroStrategy Inc. Class A	(2)	48,224	2,905,496
Midway Games Inc.	(1) (2)	165,270	1,735,335
MRO Software Inc.	(2)	11,073	144,170
MSC Software Corp.	(2)	44,977	470,909
NDCHealth Corp.	(1)	40,593	754,624
Omnicell Inc.	(1) (2)	88,585	974,435
Open Solutions Inc.	(2)	53,026	1,376,555
OPNET Technologies Inc.	(2)	48,433	407,806
Packeteer Inc.	(2)	132,632	1,916,532
PalmSource Inc.	(1) (2)	59,573	758,960
Parametric Technology Corp.	(2)	577,318	3,400,403
PDF Solutions Inc.	(2)	59,253	954,566
Pegasystems Inc.	(2)	39,413	336,193
Per-Se Technologies Inc.	(2)	90,976	1,440,150
Pinnacle Systems Inc.	(2)	148,138	903,642
PLATO Learning Inc.	(2)	58,836	438,328
Progress Software Corp.	(2)	119,020	2,779,117
QAD Inc.		51,624	460,486
Quality Systems Inc.	(2)	13,532	809,214
Quest Software Inc.	(1) (2)	200,898	3,204,323
Renaissance Learning Inc.		30,184	560,215
Retek Inc.	(2)	223,475	1,374,371
Safeguard Scientifics Inc.	(2)	200,158	424,335
Salesforce.com Inc.	(1) (2)	36,010	610,009
ScanSoft Inc.	(1) (2)	256,080	1,072,975
Schawk Inc.		36,561	664,679
SeaChange International Inc.	(1) (2)	98,098	1,710,829
SERENA Software Inc.	(1) (2)	101,125	2,188,345
SPSS Inc.	(2)	53,551	837,538
SS&C Technologies Inc.		54,450	1,124,393
Take-Two Interactive Software Inc.	(1) (2)	147,987	5,148,468
THQ Inc.	(1) (2)	68,744	1,576,987
TradeStation Group Inc.	(1) (2)	76,962	540,273
Transaction Systems Architects Inc. Class A	(2)	149,569	2,968,945
Trident Microsystems Inc.	(1) (2)	75,667	1,265,152

Ulticom Inc.	(2)	29,599	474,472
Verint Systems Inc.	(2)	46,920	1,704,604
Wind River Systems Inc.	(2)	286,909	3,887,617
Witness Systems Inc.	(2)	88,258	1,540,985
Zix Corp.	(1) (2)	84,122	433,228

			127,932,862

STORAGE & WAREHOUSING—0.04%
Mobile Mini Inc.	(1) (2)	30,052	992,918

			992,918

TELECOMMUNICATION EQUIPMENT—0.21%
Carrier Access Corp.	(1) (2)	81,547	870,922
NMS Communications Corp.	(1) (2)	188,897	1,191,940
Novatel Wireless Inc.	(1) (2)	73,999	1,434,101
TippingPoint Technologies Inc.	(1) (2)	13,678	638,763
WJ Communications Inc.	(2)	125,903	433,106

			4,568,832

TELECOMMUNICATIONS—3.79%
Aeroflex Inc.	(2)	251,290	3,045,635
AirGate PCS Inc.	(2)	16,360	582,416
Airspan Networks Inc.	(2)	124,129	674,020
Alamosa Holdings Inc.	(1) (2)	298,184	3,718,354
Anaren Inc.	(2)	50,401	653,197
Anixter International Inc.		56,336	2,027,533
Applied Signal Technology Inc.		39,914	1,406,969
Arris Group Inc.	(2)	277,602	1,954,318
Aspect Communications Corp.	(2)	163,238	1,818,471
Atheros Communications Inc.	(1) (2)	36,999	379,240
Audiovox Corp. Class A	(2)	36,521	576,301
Avanex Corp.	(1) (2)	323,951	1,072,278
Boston Communications Group Inc.	(1) (2)	43,643	403,261
C-COR Inc.	(2)	106,464	990,115
Commonwealth Telephone Enterprises Inc.	(1) (2)	43,647	2,167,510
CommScope Inc.	(1) (2)	135,271	2,556,622
Comtech Telecommunications Corp.	(2)	42,330	1,592,031
Ditech Communications Corp.	(1) (2)	121,219	1,812,224
Dobson Communications Corp. Class A	(1) (2)	234,955	404,123
EMS Technologies Inc.	(2)	34,490	573,224
Enterasys Networks Inc.	(2)	478,414	861,145
Extreme Networks Inc.	(2)	319,778	2,094,546
Finisar Corp.	(1) (2)	598,764	1,365,182
Golden Telecom Inc.	(1)	33,132	875,347
Harmonic Inc.	(2)	288,574	2,406,707
Hypercom Corp.	(2)	140,404	831,192
InterDigital Communications Corp.	(2)	223,659	4,942,864
Intrado Inc.	(2)	70,283	850,424
Iowa Telecommunications Services Inc.		29,986	646,798
ITC DeltaCom Inc.	(2)	32,056	54,816
Ixia	(2)	106,064	1,782,936
JAMDAT Mobile Inc.	(2)	20,757	428,632
KVH Industries Inc.	(1) (2)	58,150	569,870
MRV Communications Inc.	(1) (2)	36,512	133,999
NETGEAR Inc.	(1) (2)	86,838	1,579,583
Network Equipment Technologies Inc.	(2)	73,118	718,019
Newport Corp.	(2)	81,400	1,147,740
North Pittsburgh Systems Inc.		60,613	1,498,959
Oplink Communications Inc.	(2)	238,484	469,813
Optical Communication Products Inc.	(2)	37,546	93,865
Powerwave Technologies Inc.	(1) (2)	193,699	1,642,568
PTEK Holdings Inc.	(2)	254,088	2,721,282
REMEC Inc.	(1) (2)	145,605	1,049,812
RF Micro Devices Inc.	(1) (2)	748,179	5,117,544

SafeNet Inc.	(2)	46,919	1,723,804
SBA Communications Corp.	(2)	187,197	1,737,188
Shenandoah Telecommunications Co.		1,542	46,183
SpectraLink Corp.		76,132	1,079,552
Stratex Networks Inc.	(1) (2)	384,459	868,877
SureWest Communications		48,325	1,370,014
Symmetricom Inc.	(2)	151,780	1,473,784
Tekelec	(2)	199,668	4,081,214
Terayon Communication Systems Inc.	(2)	269,255	729,681
UbiquiTel Inc.	(1) (2)	282,596	2,012,084
USA Mobility Inc.	(2)	26,288	928,229
Viasat Inc.	(2)	83,647	2,030,113
Westell Technologies Inc. Class A	(2)	198,421	1,349,263
Wireless Facilities Inc.	(1) (2)	190,206	1,795,545

			83,517,016

TOYS, GAMES & HOBBIES—0.12%
LeapFrog Enterprises Inc.	(1) (2)	104,381	1,419,582
RC2 Corp.	(2)	36,538	1,191,139
Topps Co. (The)		10,489	102,268

			2,712,989

TRANSPORTATION—1.89%
Arkansas Best Corp.		61,030	2,739,637
Central Freight Lines Inc.	(2)	32,886	207,182
EGL Inc.	(2)	143,879	4,300,543
Florida East Coast Industries Inc.		5,667	255,582
Forward Air Corp.	(2)	86,570	3,869,679
Genesee & Wyoming Inc. Class A	(2)	5,434	152,858
GulfMark Offshore Inc.	(2)	31,319	697,474
Heartland Express Inc.		165,209	3,712,246
Hub Group Inc. Class A	(2)	22,325	1,165,812
Kansas City Southern Industries Inc.	(1) (2)	126,117	2,236,054
Kirby Corp.	(2)	43,450	1,928,311
Knight Transportation Inc.		147,999	3,670,375
Landstar System Inc.	(1) (2)	112,524	8,286,267
Marten Transport Ltd.	(2)	4,058	92,238
Old Dominion Freight Line Inc.	(2)	66,380	2,310,024
Pacer International Inc.	(2)	79,126	1,682,219
Quality Distribution Inc.	(2)	17,374	146,637
RailAmerica Inc.	(2)	34,096	444,953
SCS Transportation Inc.	(2)	40,534	947,280
Swift Transportation Co. Inc.	(1) (2)	41,585	893,246
U.S. Xpress Enterprises Inc. Class A	(2)	10,086	295,520
Werner Enterprises Inc.		71,722	1,623,786

			41,657,923

TRUCKING & LEASING—0.03%
AMERCO	(2)	15,095	694,068

			694,068

WATER—0.01%
Middlesex Water Co.		7,197	136,311

			136,311

TOTAL COMMON STOCKS (Cost: $1,953,803,791)			2,198,930,621

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—27.41%

COMMERCIAL PAPER—6.94%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$1,696,840	1,696,517
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	848,420	848,367
2.33%, 01/10/05	(3)	1,696,840	1,696,071
Barton Capital Corp.
2.27%, 01/04/05	(3)	3,473,431	3,473,212
2.27%, 01/10/05	(3)	3,773,636	3,771,970
2.30%, 01/21/05	(3)	1,371,861	1,370,283
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	4,157,325	4,156,806
2.29%, 01/07/05	(3)	3,393,680	3,392,816
Cantabric Finance LLC
2.27%, 01/03/05	(3)	1,764,713	1,764,714
2.28%, 01/03/05	(3)	1,968,334	1,968,334
2.38%, 01/20/05	(3)	3,393,680	3,389,866
Chariot Funding LLC
2.31%, 01/11/05	(3)	2,586,425	2,585,097
Corporate Asset Funding
2.21%, 02/07/05	(3)	2,545,260	2,539,803
2.26%, 02/03/05	(3)	3,393,680	3,387,075
CRC Funding LLC
2.21%, 02/07/05	(3)	848,420	846,602
Den Danske Bank NY
2.25%, 01/03/05	(3)	848,420	848,420
DEPFA Bank PLC
2.28%, 05/03/05	(3)	1,696,840	1,683,972
Edison Asset Securitization
2.26%, 05/04/05	(3)	4,242,100	4,209,876
Fairway Finance Corp.
2.55%, 01/03/05	(3)	3,272,356	3,272,356
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	678,736	678,308
2.30%, 02/02/05	(3)	3,393,680	3,387,175
2.31%, 01/11/05	(3)	3,434,845	3,433,082
2.33%, 01/12/05	(3)	1,581,896	1,580,974
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	1,696,840	1,695,881
2.28%, 04/27/05	(3)	2,545,260	2,526,883
Fortis Funding LLC
2.35%, 05/09/05	(3)	4,751,151	4,712,073
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	1,696,840	1,696,078
General Electric Capital Corp.
2.24%, 02/02/05	(3)	10,181,039	10,162,034
2.26%, 01/05/05	(3)	3,393,680	3,393,254
2.29%, 01/24/05	(3)	848,420	847,287
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	1,187,788	1,186,515
2.38%, 01/19/05	(3)	1,357,472	1,356,036
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	1,884,273	1,880,127
2.30%, 02/02/05	(3)	848,420	846,794
2.33%, 02/03/05	(3)	848,420	846,718
Grampian Funding LLC
2.27%, 02/01/05	(3)	2,545,260	2,540,605
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	1,413,535	1,412,903
2.30%, 02/01/05	(3)	1,696,840	1,693,696
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	2,855,714	2,854,050

Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	1,970,913	1,970,029
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	1,157,652	1,157,361
2.32%, 01/10/05	(3)	1,745,234	1,744,446
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	2,205,892	2,201,911
Nationwide Building Society
2.21%, 02/10/05	(3)	3,393,680	3,385,763
New Center Asset Trust
2.25%, 02/02/05	(3)	3,190,059	3,184,077
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	1,703,559	1,701,810
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	1,696,840	1,695,105
2.30%, 02/02/05	(3)	1,696,840	1,693,588
2.34%, 01/20/05	(3)	2,545,260	2,542,448
Scaldis Capital LLC
2.28%, 01/07/05	(3)	3,054,312	3,053,538
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	2,040,416	2,040,287
2.28%, 02/02/05	(3)	2,163,335	2,159,225
Sydney Capital Corp.
2.25%, 01/18/05	(3)	1,696,840	1,695,249
2.29%, 01/06/05	(3)	2,495,033	2,494,557
Tulip Funding Corp.
2.25%, 01/14/05	(3)	1,696,840	1,695,673
2.35%, 01/13/05	(3)	4,944,116	4,940,889
2.36%, 01/24/05	(3)	3,393,680	3,389,008
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	6,787,359	6,786,920
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	1,696,840	1,696,627
2.30%, 01/07/05	(3)	1,696,840	1,696,406
2.32%, 01/14/05	(3)	1,696,840	1,695,637
Yorktown Capital LLC
2.32%, 01/10/05	(3)	1,696,840	1,696,074
2.34%, 01/13/05	(3)	848,420	847,868

			152,797,126

FLOATING RATE NOTES—9.86%
American Express Credit Corp.
2.43%, 10/26/05	(3)	6,787,359	6,790,118
Bank of Nova Scotia
2.34%, 09/26/05	(3)	848,420	848,146
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	2,036,208	2,036,073
2.32%, 09/23/05	(3) (4)	3,054,312	3,053,431
2.32%, 09/27/05	(3) (4)	2,714,944	2,714,149
2.44%, 03/15/05	(3) (4)	1,696,840	1,697,112
2.47%, 10/27/05	(3) (4)	3,223,996	3,226,887
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	5,090,519	5,089,368
2.34%, 12/14/05	(3)	3,054,312	3,053,373
2.36%, 10/31/05	(3)	3,393,680	3,392,955
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	6,006,813	6,006,813
CC USA Inc.
2.06%, 07/29/05	(3) (4)	3,393,680	3,393,101
2.27%, 05/04/05	(3) (4)	3,393,680	3,393,455
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	848,420	848,420
Den Danske Bank NY
2.32%, 08/12/05	(3)	3,393,680	3,393,063

2.33%, 10/17/05	(3)	3,393,680	3,392,883
2.35%, 08/26/05	(3)	3,393,680	3,393,024
DEPFA Bank PLC
2.47%, 09/15/05	(3)	3,393,680	3,393,680
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	2,816,754	2,816,274
Fairway Finance LLC
2.35%, 03/14/05	(3)	3,393,680	3,393,680
2.37%, 01/20/05	(3)	1,696,840	1,696,840
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	6,787,359	6,787,359
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	2,714,944	2,714,857
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	1,946,443	1,946,443
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	3,393,680	3,393,680
K2 USA LLC
2.05%, 07/25/05	(3) (4)	1,696,840	1,696,651
2.33%, 06/10/05	(3) (4)	3,393,680	3,393,500
2.33%, 09/12/05	(3) (4)	3,393,680	3,393,214
2.39%, 10/20/05	(3) (4)	3,393,680	3,393,772
Links Finance LLC
2.12%, 04/25/05	(3)	3,393,680	3,394,367
2.35%, 04/15/05	(3) (4)	3,393,680	3,393,490
2.36%, 11/16/05	(3) (4)	1,696,840	1,696,545
National City Bank (Ohio)
2.29%, 08/09/05	(3)	3,393,680	3,393,072
2.35%, 06/23/05	(3)	3,393,680	3,393,203
2.36%, 06/10/05	(3)	1,696,840	1,697,071
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	3,393,680	3,393,680
2.58%, 01/27/06	(3) (4)	5,769,255	5,769,907
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	3,393,680	3,393,009
Northern Rock PLC
2.02%, 01/13/05	(3)	3,223,996	3,223,996
2.39%, 10/25/05	(3)	6,787,359	6,787,359
Permanent Financing PLC
2.32%, 03/10/05	(3)	3,393,680	3,393,680
2.34%, 09/12/05	(3)	4,242,100	4,242,100
2.35%, 06/10/05	(3)	1,527,156	1,527,156
Sedna Finance Inc.
2.37%, 01/10/06	(3)	678,736	678,562
Sigma Finance Inc.
2.01%, 01/09/06	(3)	3,393,680	3,392,939
2.28%, 12/06/05	(3) (4)	3,393,680	3,392,689
2.34%, 10/07/05	(3) (4)	1,187,788	1,187,509
2.39%, 08/17/05	(3)	1,696,840	1,696,932
2.39%, 09/15/05	(3)	4,242,100	4,242,372
2.47%, 11/28/05	(3) (4)	3,393,680	3,396,437
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	2,816,754	2,816,702
2.30%, 04/07/05	(3) (4)	1,245,480	1,245,448
2.33%, 02/25/05	(3) (4)	1,900,461	1,900,406
2.36%, 01/18/05	(3) (4)	1,493,219	1,493,213
2.37%, 09/15/05	(3) (4)	2,986,438	2,986,109
2.39%, 07/25/05	(3) (4)	3,393,680	3,393,490
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	5,090,519	5,090,519
2.40%, 01/25/05	(3)	5,090,519	5,090,519
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	2,205,892	2,205,561
2.36%, 07/15/05	(3) (4)	2,545,260	2,544,986

2.36%, 09/15/05	(3)	2,545,260	2,544,902
2.36%, 10/14/05	(3) (4)	1,696,840	1,696,708
2.38%, 01/17/06	(3) (4)	1,187,788	1,187,775
2.45%, 06/15/05	(3) (4)	1,696,840	1,696,666
White Pine Finance LLC
2.02%, 07/11/05	(3)	848,420	848,370
2.24%, 11/01/05	(3) (4)	1,730,777	1,730,316
2.27%, 07/05/05	(3)	1,696,840	1,696,653
2.29%, 05/20/05	(3)	1,527,156	1,527,099
2.35%, 04/15/05	(3) (4)	2,545,260	2,545,117
2.37%, 06/15/05	(3) (4)	1,391,409	1,391,409
2.37%, 01/13/06	(3) (4)	3,393,680	3,393,304
2.38%, 03/29/05	(3)	1,459,282	1,459,206
2.38%, 06/28/05	(3)	2,273,765	2,273,539
2.38%, 08/26/05	(3) (4)	1,696,840	1,696,621
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	2,423,087	2,423,087

			217,306,121

MEDIUM-TERM NOTES—0.49%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	3,393,680	3,393,585
1.51%, 02/15/05	(3) (4)	2,205,892	2,206,296
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	2,545,260	2,545,255
K2 USA LLC
1.46%, 01/12/05	(3) (4)	1,696,840	1,696,836
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	848,420	848,405

			10,690,377

MONEY MARKET FUNDS—3.80%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	13,574,718	13,574,718
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	34,284,973	34,284,973
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	33,936,796	33,936,796
BlackRock Temp Cash Money Market Fund	(3)	632,895	632,895
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	1,280,521	1,280,521

			83,709,903

REPURCHASE AGREEMENTS—2.31%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$33,936,796	33,936,796
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	16,968,398	16,968,398

			50,905,194

TIME DEPOSITS—3.45%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	3,393,680	3,393,680
1.33%, 02/10/05	(3)	1,696,840	1,696,813
1.39%, 02/02/05	(3)	1,696,840	1,696,819
1.39%, 04/08/05	(3)	2,375,576	2,375,483
2.63%, 01/04/05	(3)	3,393,680	3,393,680
Bank of America N.A.
1.50%, 01/03/05	(3)	3,472,708	3,472,708
Credit Suisse First Boston
2.34%, 01/14/05	(3)	5,090,519	5,090,519

Fifth Third Bancorp
2.18%, 01/03/05	(3)	3,393,680	3,393,680
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	2,171,955	2,171,903
Natexis Banques
2.32%, 02/02/05	(3)	848,420	848,427
National City Bank (Ohio)
1.25%, 01/06/05	(3)	3,393,680	3,393,681
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	3,393,680	3,393,394
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	5,938,939	5,938,714
1.34%, 02/10/05	(3)	1,357,472	1,357,451
1.77%, 05/10/05	(3)	1,696,840	1,696,781
1.90%, 05/11/05	(3)	1,696,840	1,696,781
2.25%, 01/31/05	(3)	1,696,840	1,696,840
2.30%, 05/12/05	(3)	848,420	848,208
2.66%, 11/09/05	(3)	3,393,680	3,393,253
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	3,393,680	3,393,682
2.67%, 11/09/05	(3)	1,357,472	1,357,358
Washington Mutual Bank
2.27%, 02/02/05	(3)	1,357,472	1,357,472
2.35%, 02/02/05	(3)	5,429,887	5,429,842
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	13,574,718	13,574,718

			76,061,887

U.S. GOVERNMENT AGENCY NOTES—0.56%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	2,375,576	2,377,702
1.80%, 01/18/05	(3)	1,578,061	1,576,877
1.80%, 01/19/05	(3)	1,696,840	1,695,482
2.06%, 05/31/05	(3)	1,691,851	1,677,523
Federal National Mortgage Association
2.33%, 07/22/05	(3)	5,090,519	5,024,767

			12,352,351

TOTAL SHORT-TERM INVESTMENTS (Cost: $603,822,959)			603,822,959

TOTAL INVESTMENTS IN SECURITIES — 127.22% (Cost: $2,557,626,750)	(7)		2,802,753,580
Other Assets, Less Liabilities — (27.22%)			(599,598,457)

NET ASSETS — 100.00%			$2,203,155,123

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $2,573,167,272. Net unrealized appreciation aggregated $229,586,308, of which $337,389,209 represented gross unrealized appreciation on securities and $107,802,901 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2004

Security			Shares	Value

COMMON STOCKS—99.82%

ADVERTISING—0.39%
ADVO Inc.			22,811	$813,212
Catalina Marketing Corp.			79,359	2,351,407
Donnelley (R.H.) Corp.	(1	) (2)	109,469	6,464,144
Greenfield Online Inc.	(1)		6,343	139,483
Reading International Inc. Class A	(1	) (2)	70,742	591,403
SITEL Corp.	(1	) (2)	285,023	701,157
ValueVision Media Inc. Class A	(1	) (2)	28,923	402,319

				11,463,125

AEROSPACE & DEFENSE—1.19%
AAR Corp.	(1	) (2)	131,684	1,793,536
Curtiss-Wright Corp.	(2)		74,197	4,259,650
DRS Technologies Inc.	(1)		98,300	4,198,393
Ducommun Inc.	(1)		35,280	735,588
EDO Corp.	(2)		18,783	596,360
Esterline Technologies Corp.	(1)		119,405	3,898,573
GenCorp Inc.	(2)		229,095	4,254,294
HEICO Corp.	(2)		89,852	2,029,757
Herley Industries Inc.	(1	) (2)	37,718	767,184
Kaman Corp. Class A			102,593	1,297,801
Moog Inc. Class A	(1)		126,504	5,736,956
Sequa Corp. Class A	(1)		30,304	1,853,090
Triumph Group Inc.	(1	) (2)	77,145	3,047,227

				34,468,409

AGRICULTURE—0.37%
Alico Inc.	(1)		17,391	1,017,721
Delta & Pine Land Co.			72,453	1,976,518
DIMON Inc.			217,475	1,461,432
Standard Commercial Corp.			23,145	450,402
Universal Corp.	(2)		122,206	5,846,335

				10,752,408

AIRLINES—0.83%
Alaska Air Group Inc.	(1	) (2)	131,622	4,408,021
America West Holdings Corp. Class B	(1	) (2)	148,507	977,176
Continental Airlines Inc. Class B	(1	) (2)	321,899	4,358,512
Delta Air Lines Inc.	(1	) (2)	521,474	3,900,626
ExpressJet Holdings Inc.	(1)		28,536	367,544
FLYi Inc.	(1	) (2)	222,174	393,248
Frontier Airlines Inc.	(1)		110,110	1,256,355
Mesa Air Group Inc.	(1	) (2)	18,085	143,595
Northwest Airlines Corp.	(1	) (2)	364,062	3,979,198
Republic Airways Holdings Inc.	(1)		15,914	211,179
SkyWest Inc.			202,945	4,071,077

				24,066,531

APPAREL—0.81%
Cherokee Inc.			10,944	386,104
Gymboree Corp.	(1)		24,902	319,244

Hartmarx Corp.	(1)		111,878	869,292
Kellwood Co.	(2)		132,169	4,559,830
OshKosh B’Gosh Inc. Class A	(2)		16,142	345,439
Perry Ellis International Inc.	(1)		26,497	539,214
Phillips-Van Heusen Corp.			117,920	3,183,840
Russell Corp.			139,028	2,708,265
Skechers U.S.A. Inc. Class A	(1)		90,366	1,171,143
Steven Madden Ltd.	(1	) (2)	56,332	1,062,422
Stride Rite Corp.			179,378	2,003,652
Warnaco Group Inc. (The)	(1	) (2)	77,731	1,678,990
Wolverine World Wide Inc.			151,761	4,768,331

				23,595,766

AUTO MANUFACTURERS—0.06%
Wabash National Corp.	(1	) (2)	63,104	1,699,391

				1,699,391

AUTO PARTS & EQUIPMENT—1.78%
Aftermarket Technology Corp.	(1)		20,776	334,494
ArvinMeritor Inc.	(2)		337,148	7,542,001
Bandag Inc.			54,578	2,718,530
Collins & Aikman Corp.	(1)		187,738	818,538
Commercial Vehicle Group Inc.	(1)		26,860	586,354
Cooper Tire & Rubber Co.	(2)		320,432	6,905,310
Exide Technologies Inc.	(1)		96,300	1,327,014
Goodyear Tire & Rubber Co. (The)	(1	) (2)	739,379	10,839,296
Hayes Lemmerz International Inc.	(1)		183,366	1,619,122
Modine Manufacturing Co.			115,651	3,905,534
Standard Motor Products Inc.	(2)		61,004	963,863
Strattec Security Corp.	(1)		10,644	666,527
Superior Industries International Inc.	(2)		108,713	3,158,113
Tenneco Automotive Inc.	(1)		203,824	3,513,926
Tower Automotive Inc.	(1	) (2)	276,323	660,412
Visteon Corp.	(2)		629,130	6,146,600

				51,705,634

BANKS—10.87%
ABC Bancorp			47,410	995,610
Alabama National Bancorp			63,624	4,103,748
AMCORE Financial Inc.			122,150	3,930,787
AmericanWest Bancorporation	(1)		49,680	1,006,020
BancFirst Corp.			15,611	1,232,957
Bancorp Inc. (The)	(1)		28,409	454,544
BancorpSouth Inc.	(2)		375,153	9,142,479
BancTrust Financial Group Inc.			41,060	1,010,487
Bank of Granite Corp.			65,797	1,375,157
Banner Corp.			49,152	1,533,051
Boston Private Financial Holdings Inc.	(2)		117,328	3,305,130
Bryn Mawr Bank Corp.	(2)		24,049	528,838
Camden National Corp.			37,572	1,480,713
Capital City Bank Group Inc.	(2)		40,606	1,697,331
Capital Corporation of the West			23,109	1,086,146
Capitol Bancorp Ltd.			23,158	815,625
Cascade Bancorp			4,265	86,238
Cathay General Bancorp			65,059	2,439,713
Central Coast Bancorp	(1	) (2)	43,066	994,394
Central Pacific Financial Corp.			135,772	4,910,873
Century Bancorp Inc. Class A			16,866	497,547
Chemical Financial Corp.			116,515	5,000,824
Chittenden Corp.	(2)		223,610	6,424,315
Citizens Banking Corp.	(2)		210,617	7,234,694
City Bank			34,630	1,251,874
City Holding Co.			72,691	2,634,322
Columbia Bancorp			24,745	846,032

Columbia Banking System Inc.		75,143	1,877,824
Community Bank System Inc.		131,370	3,711,202
Community Banks Inc.		51,958	1,463,137
Community Trust Bancorp Inc.		57,893	1,873,417
Corus Bankshares Inc.		75,825	3,640,358
CVB Financial Corp.	(2)	28,883	767,132
EuroBancshares Inc.	(1)	29,296	615,216
Farmers Capital Bank Corp.		29,091	1,198,549
Financial Institutions Inc.		38,675	899,194
First BanCorp (Puerto Rico)		11,698	742,940
First Bancorp Inc. (North Carolina)	(2)	54,268	1,474,462
First Busey Corp. Class A	(2)	34,375	717,406
First Charter Corp.		144,898	3,791,981
First Citizens BancShares Inc. Class A		29,526	4,377,229
First Commonwealth Financial Corp.		338,061	5,202,759
First Community Bancorp		63,247	2,700,647
First Community Bancshares Inc.	(2)	48,766	1,759,477
First Financial Bancorp	(2)	170,586	2,985,255
First Financial Bankshares Inc.		62,612	2,805,644
First Financial Corp.		65,935	2,309,703
First Indiana Corp.	(2)	57,521	1,294,798
First Merchants Corp.		90,162	2,551,585
First Midwest Bancorp Inc.		126,031	4,573,665
First Oak Brook Bancshares Inc. Class A		32,508	1,053,584
First of Long Island Corp.		16,352	824,958
First Republic Bank		63,345	3,357,285
1st Source Corp.		57,245	1,460,318
First State Bancorp		37,212	1,367,913
FNB Corp. (Pennsylvania)	(2)	118,577	2,414,228
FNB Corp. (Virginia)		35,221	998,868
Frontier Financial Corp.		51,201	1,976,871
GB&T Bancshares Inc.	(2)	48,771	1,176,357
German American Bancorp		38,269	616,131
Glacier Bancorp Inc.	(2)	51,063	1,738,185
Gold Bancorp Inc.		109,610	1,602,498
Great Southern Bancorp Inc.	(2)	24,748	866,180
Greater Bay Bancorp	(2)	224,406	6,256,439
Hancock Holding Co.		135,370	4,529,480
Hanmi Financial Corp.		6,370	228,938
Heartland Financial USA Inc.		48,155	968,397
IBERIABANK Corp.	(2)	30,549	2,027,232
Independent Bank Corp. (Massachusetts)		33,873	1,143,214
Independent Bank Corp. (Michigan)		46,702	1,393,121
Integra Bank Corp.		74,413	1,719,684
Interchange Financial Services Corp.	(2)	53,554	1,388,120
Irwin Financial Corp.	(2)	85,280	2,421,099
K-Fed Bancorp		25,502	381,510
KNBT Bancorp Inc.		148,847	2,515,514
Lakeland Bancorp Inc.	(2)	83,196	1,460,090
Lakeland Financial Corp.		28,275	1,122,517
Macatawa Bank Corp.	(2)	40,380	1,303,870
Main Street Banks Inc.	(2)	46,570	1,626,690
MainSource Financial Group Inc.	(2)	47,593	1,136,515
MB Financial Inc.		55,616	2,344,214
MBT Financial Corp.		65,051	1,513,737
Mercantile Bank Corp.		12,263	484,389
Mid-State Bancshares		114,732	3,287,072
Midwest Banc Holdings Inc.		33,462	731,814
National Penn Bancshares Inc.	(2)	167,680	4,644,736
NBC Capital Corp.		33,914	901,095
NBT Bancorp Inc.	(2)	160,203	4,120,421
Oak Hill Financial Inc.		12,328	478,203
Old National Bancorp		322,437	8,338,221
Omega Financial Corp.		54,490	1,867,917

Oriental Financial Group Inc.	(2)	37,875	1,072,236
Origen Financial Inc.		40,430	302,416
Pacific Capital Bancorp		129,188	4,391,100
Park National Corp.		43,310	5,868,505
PennRock Financial Services Corp.		26,597	1,034,889
Peoples Bancorp Inc.		51,612	1,415,717
Peoples Holding Co.		43,697	1,446,371
Placer Sierra Bancshares		20,743	589,931
Prosperity Bancshares Inc.	(2)	80,636	2,355,378
Provident Bankshares Corp.		158,064	5,748,788
Republic Bancorp Inc.		342,744	5,237,128
Republic Bancorp Inc. Class A		39,142	1,005,949
Riggs National Corp.		83,738	1,780,270
Royal Bancshares of Pennsylvania Class A		20,868	563,857
S&T Bancorp Inc.	(2)	108,865	4,103,122
Sandy Spring Bancorp Inc.	(2)	53,708	2,058,628
Santander BanCorp		23,585	711,324
SCBT Financial Corp.		39,337	1,320,550
Seacoast Banking Corp. of Florida		28,090	625,003
Security Bank Corp.	(2)	22,888	915,520
Signature Bank	(1)	22,479	727,420
Silicon Valley Bancshares	(1) (2)	26,796	1,200,997
Simmons First National Corp. Class A		70,854	2,051,223
Southern Community Financial Corp.		61,064	632,012
Southside Bancshares Inc.		45,341	1,036,042
Southwest Bancorp Inc.		52,172	1,277,171
Southwest Bancorp of Texas Inc.		17,839	415,470
State Bancorp Inc.		34,564	950,510
State Financial Services Corp. Class A		28,233	849,813
Sterling Bancorp		38,098	1,076,269
Sterling Bancshares Inc.	(2)	217,750	3,107,292
Sterling Financial Corp. (Pennsylvania)		73,321	2,102,113
Sun Bancorp Inc. (New Jersey)	(1)	47,213	1,179,381
Susquehanna Bancshares Inc.	(2)	223,901	5,586,330
SY Bancorp Inc.	(2)	20,834	502,099
Taylor Capital Group Inc.	(2)	18,574	622,229
Texas Capital Bancshares Inc.	(1)	25,303	547,051
Texas Regional Bancshares Inc. Class A		97,671	3,191,888
Tompkins Trustco Inc.		35,181	1,881,832
TriCo Bancshares		50,648	1,185,163
Trustmark Corp.		228,612	7,102,975
UMB Financial Corp.	(2)	73,452	4,161,790
Umpqua Holdings Corp.		212,614	5,359,999
Union Bankshares Corp.		42,166	1,620,439
United Bancshares Inc.		181,983	6,942,651
United Community Banks Inc.		47,252	1,272,496
Unizan Financial Corp.		105,845	2,789,016
USB Holding Co. Inc.		50,679	1,261,907
Virginia Financial Group Inc.	(2)	34,785	1,275,218
Washington Trust Bancorp Inc.		64,311	1,884,955
WesBanco Inc.	(2)	90,763	2,901,693
West Coast Bancorp		68,716	1,746,074
Westamerica Bancorp		61,999	3,615,162
Western Sierra Bancorp	(1)	25,640	983,422
Yardville National Bancorp		40,935	1,402,433

			316,129,871

BEVERAGES—0.06%
Boston Beer Co. Inc. Class A	(1)	9,915	210,892
Coca-Cola Bottling Co. Consolidated		7,811	445,696
Farmer Brothers Co.		32,215	780,892
National Beverage Corp.		22,768	189,430

			1,626,910

BIOTECHNOLOGY—1.07%
Applera Corp. - Celera Genomics Group	(1)	355,159	4,883,436
Barrier Therapeutics Inc.	(1)	4,471	74,219
Bio-Rad Laboratories Inc. Class A	(1)	55,432	3,180,134
Cambrex Corp.		127,035	3,442,648
Cell Genesys Inc.	(1) (2)	217,105	1,758,550
CuraGen Corp.	(1) (2)	90,179	645,682
Cytokinetics Inc.	(1)	4,844	49,651
Enzon Pharmaceuticals Inc.	(1)	84,842	1,164,032
Human Genome Sciences Inc.	(1) (2)	630,498	7,578,586
Incyte Corp.	(1) (2)	166,407	1,662,406
Maxygen Inc.	(1)	108,458	1,387,178
Momenta Pharmaceuticals Inc.	(1)	4,009	28,304
Neose Technologies Inc.	(1)	8,230	55,306
Oscient Pharmaceuticals Corp.	(1) (2)	294,773	1,075,921
Praecis Pharmaceuticals Inc.	(1)	259,824	493,666
Seattle Genetics Inc.	(1) (2)	80,380	524,881
Serologicals Corp.	(1) (2)	41,687	922,116
Transkaryotic Therapies Inc.	(1) (2)	8,334	211,600
Vertex Pharmaceuticals Inc.	(1) (2)	190,804	2,016,798

			31,155,114

BUILDING MATERIALS—1.58%
Aaon Inc.	(1)	6,275	100,839
Apogee Enterprises Inc.		133,477	1,789,927
Comfort Systems USA Inc.	(1)	186,858	1,435,069
Eagle Materials Inc.	(2)	82,783	7,148,312
ElkCorp		10,574	361,842
Genlyte Group Inc. (The)	(1)	59,067	5,060,861
Lennox International Inc.		191,539	3,897,819
LSI Industries Inc.	(2)	96,696	1,107,169
NCI Building Systems Inc.	(1)	36,701	1,376,287
Texas Industries Inc.	(2)	102,893	6,418,465
U.S. Concrete Inc.	(1)	103,466	793,584
Universal Forest Products Inc.		71,322	3,095,375
USG Corp.	(1) (2)	156,608	6,306,604
York International Corp.		200,868	6,937,981

			45,830,134

CHEMICALS—3.83%
Airgas Inc.		238,293	6,317,147
Albemarle Corp.		154,815	5,992,889
Arch Chemicals Inc.	(2)	113,223	3,258,558
Crompton Corp.	(2)	556,819	6,570,464
Cytec Industries Inc.		188,906	9,713,547
Ferro Corp.		204,003	4,730,830
FMC Corp.	(1)	176,682	8,533,741
Fuller (H.B.) Co.		138,761	3,956,076
Georgia Gulf Corp.		64,718	3,222,956
Grace (W.R.) & Co.	(1) (2)	319,485	4,348,191
Great Lakes Chemical Corp.	(2)	246,606	7,025,805
Hercules Inc.	(1)	250,088	3,713,807
Kronos Worldwide Inc.		128	5,204
Minerals Technologies Inc.	(2)	99,810	6,657,327
NewMarket Corp.	(1)	66,674	1,326,813
NL Industries Inc.	(1)	24,981	552,080
Octel Corp.		60,438	1,257,715
Olin Corp.		205,327	4,521,301
OM Group Inc.	(1)	138,054	4,475,711
OMNOVA Solutions Inc.	(1)	115,242	647,660
PolyOne Corp.	(1)	445,909	4,039,936
Quaker Chemical Corp.	(2)	28,367	704,636
Schulman (A.) Inc.		146,697	3,140,783
Sensient Technologies Corp.	(2)	227,452	5,456,573

Spartech Corp.	(2)	122,039	3,306,037
Stepan Co.		25,571	622,910
Terra Industries Inc.	(1) (2)	233,936	2,077,352
UAP Holding Corp.	(1)	89,481	1,545,337
Valhi Inc.		48,668	783,068
Wellman Inc.	(2)	155,005	1,657,003
Westlake Chemical Corp.		37,851	1,264,223

			111,425,680

COMMERCIAL SERVICES—3.03%
ABM Industries Inc.		182,730	3,603,436
Albany Molecular Research Inc.	(1) (2)	96,145	1,071,055
Alderwoods Group Inc.	(1)	194,484	2,213,228
Banta Corp.		22,538	1,008,801
Bowne & Co. Inc.		85,987	1,398,149
CDI Corp.	(2)	8,751	187,096
Central Parking Corp.	(2)	89,072	1,349,441
Century Business Services Inc.	(1)	306,943	1,338,271
Chemed Corp.		59,063	3,963,718
Clark Inc.	(1)	68,396	1,061,506
Consolidated Graphics Inc.	(1)	16,740	768,366
Cornell Companies Inc.	(1)	64,568	980,142
Corrections Corp. of America	(1)	84,124	3,402,816
Cross Country Healthcare Inc.	(1) (2)	95,947	1,734,722
Dollar Thrifty Automotive Group Inc.	(1)	122,761	3,707,382
Electro Rent Corp.		87,543	1,245,737
Exponent Inc.	(1)	30,620	841,744
First Advantage Corp. Class A	(1)	2,212	45,125
First Health Group Corp.	(1)	140,126	2,621,757
Forrester Research Inc.	(1)	9,602	172,260
FTI Consulting Inc.	(1) (2)	174,984	3,686,913
Geo Group Inc. (The)	(1)	39,864	1,059,585
Healthcare Services Group Inc.	(2)	6,924	144,296
Hooper Holmes Inc.		203,571	1,205,140
Hudson Highland Group Inc.	(1) (2)	7,721	222,365
Huron Consulting Group Inc.	(1)	11,439	253,946
Insurance Auto Auctions Inc.	(1)	41,487	930,139
Integrated Electrical Services Inc.	(1) (2)	100,947	488,583
Interactive Data Corp.	(1) (2)	154,884	3,367,178
Jackson Hewitt Tax Service Inc.		72,641	1,834,185
Kelly Services Inc. Class A	(2)	80,929	2,442,437
Landauer Inc.		15,673	716,256
Magellan Health Services Inc.	(1) (2)	102,553	3,503,210
MAXIMUS Inc.	(1)	90,760	2,824,451
Medical Staffing Network Holdings Inc.	(1) (2)	59,534	487,583
Midas Inc.	(1) (2)	30,919	618,380
Monro Muffler Brake Inc.	(1)	2,616	66,185
MPS Group Inc.	(1)	365,361	4,479,326
NCO Group Inc.	(1) (2)	131,536	3,400,206
PAREXEL International Corp.	(1) (2)	35,470	720,041
PRA International	(1)	5,643	139,834
PRG-Schultz International Inc.	(1)	181,554	913,217
Princeton Review Inc. (The)	(1)	18,899	116,229
ProxyMed Inc.	(1) (2)	13,010	127,758
QC Holdings Inc.	(1)	18,149	347,735
Quanta Services Inc.	(1) (2)	171,858	1,374,864
Rent-Way Inc.	(1) (2)	41,193	329,956
SOURCECORP Inc.	(1)	78,245	1,495,262
Spherion Corp.	(1)	294,212	2,471,381
Stewart Enterprises Inc. Class A	(1) (2)	522,496	3,652,247
TeleTech Holdings Inc.	(1) (2)	49,977	484,277
United Rentals Inc.	(1) (2)	209,994	3,968,887
Valassis Communications Inc.	(1) (2)	108,341	3,793,018
Vertrue Inc.	(1) (2)	28,254	1,067,154

Volt Information Sciences Inc.	(1)	38,449	1,130,016
Watson Wyatt & Co. Holdings		52,138	1,405,119

			87,982,111

COMPUTERS—2.30%
ActivCard Corp.	(1)	205,821	1,831,807
Advanced Digital Information Corp.	(1)	181,579	1,819,422
Agilysys Inc.		139,944	2,398,640
BISYS Group Inc. (The)	(1)	584,784	9,619,697
Brocade Communications Systems Inc.	(1)	231,450	1,768,278
Catapult Communications Corp.	(1)	28,039	677,422
CIBER Inc.	(1) (2)	90,711	874,454
Digimarc Corp.	(1)	35,471	330,590
Electronics For Imaging Inc.	(1)	85,941	1,496,233
Equinix Inc.	(1) (2)	7,295	311,788
Gateway Inc.	(1)	779,532	4,684,987
Hutchinson Technology Inc.	(1) (2)	126,950	4,388,661
iGATE Corp.	(1)	22,592	91,498
Imation Corp.	(2)	172,365	5,486,378
InFocus Corp.	(1)	192,410	1,762,476
Intergraph Corp.	(1)	36,061	971,123
Internap Network Services Corp.	(1)	496,747	461,975
Iomega Corp.	(1)	92,898	514,655
Kanbay International Inc.	(1)	7,517	235,282
Komag Inc.	(1)	117,180	2,200,640
McDATA Corp. Class A	(1) (2)	571,561	3,406,504
MTS Systems Corp.		89,620	3,030,052
Ness Technologies Inc.	(1)	14,512	216,229
NetScout Systems Inc.	(1)	19,368	135,189
Overland Storage Inc.	(1)	15,152	252,887
PalmOne Inc.	(1) (2)	203,162	6,409,761
PEC Solutions Inc.	(1)	49,709	704,377
Perot Systems Corp. Class A	(1)	274,675	4,403,040
Quantum Corp.	(1) (2)	486,593	1,274,874
RadiSys Corp.	(1) (2)	16,498	322,536
Silicon Graphics Inc.	(1) (2)	1,261,287	2,182,027
SimpleTech Inc.	(1)	43,558	200,367
Sykes Enterprises Inc.	(1)	76,064	528,645
TALX Corp.	(2)	48,383	1,247,798
Tier Technologies Inc. Class B	(1)	81,251	751,572

			66,991,864

COSMETICS & PERSONAL CARE—0.08%
Chattem Inc.	(1) (2)	20,734	686,295
Revlon Inc. Class A	(1) (2)	709,313	1,631,420

			2,317,715

DISTRIBUTION & WHOLESALE—0.77%
Advanced Marketing Services Inc.	(2)	62,808	631,848
Aviall Inc.	(1)	114,834	2,637,737
Beacon Roofing Supply Inc.	(1)	45,198	897,632
Brightpoint Inc.	(1)	87,572	1,711,157
Building Materials Holdings Corp.		65,188	2,496,049
Handleman Co.		108,035	2,320,592
LKQ Corp.	(1)	36,798	738,536
United Stationers Inc.	(1)	155,149	7,167,884
Watsco Inc.		108,410	3,818,200

			22,419,635

DIVERSIFIED FINANCIAL SERVICES—1.56%
Advanta Corp. Class B		95,727	2,323,294
Archipelago Holdings Inc.	(1)	47,812	1,003,096
Asta Funding Inc.		7,630	204,789
BKF Capital Group Inc.		12,622	478,374

Calamos Asset Management Inc. Class A	(1)		60,716	1,639,332
Capital Southwest Corp.			5,329	418,433
Capital Trust Inc. Class A			56,134	1,723,875
CharterMac			213,378	5,214,958
Cohen & Steers Inc.			19,785	321,506
Collegiate Funding Services LLC	(1)		29,136	410,526
CompuCredit Corp.	(1)		90,779	2,481,898
Credit Acceptance Corp.	(1)		39,080	994,586
Federal Agricultural Mortgage Corp.	(2)		39,130	911,729
Financial Federal Corp.	(1	) (2)	83,961	3,291,271
Gabelli Asset Management Inc. Class A	(2)		16,002	776,417
Greenhill & Co. Inc.			9,864	283,097
Investment Technology Group Inc.	(1	) (2)	213,434	4,268,680
Knight Trading Group Inc.	(1	) (2)	563,913	6,174,847
LaBranche & Co. Inc.	(1	) (2)	257,765	2,309,574
MarketAxess Holdings Inc.	(1)		22,817	388,117
Marlin Business Services Corp.	(1)		3,616	68,704
Metris Companies Inc.	(1	) (2)	156,832	1,999,608
Piper Jaffray Companies Inc.	(1	) (2)	87,704	4,205,407
Sanders Morris Harris Group Inc.	(2)		58,304	1,038,394
Stifel Financial Corp.	(1)		35,289	739,305
SWS Group Inc.			73,558	1,612,391

				45,282,208

ELECTRIC—3.06%
Aquila Inc.	(1)		1,147,659	4,234,862
Avista Corp.			235,565	4,162,434
Black Hills Corp.	(2)		157,814	4,841,734
Calpine Corp.	(1	) (2)	2,156,657	8,497,229
Central Vermont Public Service Corp.			58,803	1,367,758
CH Energy Group Inc.	(2)		76,763	3,688,462
Cleco Corp.			231,509	4,690,372
CMS Energy Corp.	(1	) (2)	946,075	9,886,484
Duquesne Light Holdings Inc.	(2)		338,799	6,386,361
El Paso Electric Co.	(1)		231,714	4,388,663
Empire District Electric Co. (The)	(2)		123,440	2,799,619
IDACORP Inc.	(2)		202,920	6,203,264
MGE Energy Inc.			90,947	3,276,820
Ormat Technologies Inc.	(1)		29,422	478,990
Otter Tail Corp.	(2)		141,026	3,600,394
PNM Resources Inc.			293,535	7,423,500
Sierra Pacific Resources Corp.	(1	) (2)	569,981	5,984,800
UIL Holdings Corp.	(2)		60,757	3,116,834
UniSource Energy Corp.	(2)		166,262	4,008,577

				89,037,157

ELECTRICAL COMPONENTS & EQUIPMENT—0.63%
Artesyn Technologies Inc.	(1	) (2)	70,325	794,672
Belden CDT Inc.	(2)		178,821	4,148,647
C&D Technologies Inc.			122,703	2,090,859
Capstone Turbine Corp.	(1)		99,918	182,850
Color Kinetics Inc.	(1	) (2)	9,407	165,375
EnerSys	(1)		40,829	622,642
General Cable Corp.	(1	) (2)	177,922	2,464,220
GrafTech International Ltd.	(1	) (2)	389,404	3,683,762
Littelfuse Inc.	(1)		11,534	394,001
Magnetek Inc.	(1	) (2)	115,775	798,847
Powell Industries Inc.	(1)		32,444	599,890
Power-One Inc.	(1)		158,275	1,411,813
Rayovac Corp.	(1)		8,618	263,366
Valence Technology Inc.	(1	) (2)	200,376	623,169
Wilson Greatbatch Technologies Inc.	(1	) (2)	8,973	201,175

				18,445,288

ELECTRONICS—2.05%
Analogic Corp.	(2)	21,157	947,622
Benchmark Electronics Inc.	(1)	97,651	3,329,899
Brady Corp. Class A		44,385	2,777,169
Checkpoint Systems Inc.	(1)	182,801	3,299,558
Coherent Inc.	(1) (2)	80,462	2,449,263
CTS Corp.	(2)	99,134	1,317,491
Cubic Corp.	(2)	75,998	1,912,870
DDi Corp.	(1) (2)	62,329	198,206
Electro Scientific Industries Inc.	(1) (2)	136,654	2,700,283
FEI Co.	(1)	14,748	309,708
FSI International Inc.	(1)	12,300	57,441
KEMET Corp.	(1) (2)	420,985	3,767,816
Merix Corp.	(1)	48,495	558,662
Methode Electronics Inc.		171,425	2,202,811
Molecular Devices Corp.	(1) (2)	19,140	384,714
Multi-Fineline Electronix Inc.	(1)	8,775	160,056
OSI Systems Inc.	(1) (2)	25,372	576,198
Park Electrochemical Corp.	(2)	84,052	1,822,247
Paxar Corp.	(1)	139,098	3,083,803
Planar Systems Inc.	(1) (2)	56,283	632,058
Plexus Corp.	(1) (2)	118,845	1,546,173
Rofin-Sinar Technologies Inc.	(1)	72,591	3,081,488
SBS Technologies Inc.	(1)	38,279	534,375
Stoneridge Inc.	(1)	75,493	1,142,209
Sypris Solutions Inc.		28,525	436,718
Technitrol Inc.	(1)	166,828	3,036,270
Thomas & Betts Corp.	(1)	285,478	8,778,448
Watts Water Technologies Inc. Class A	(2)	116,634	3,760,280
Woodhead Industries Inc.		55,303	886,507
Woodward Governor Co.		47,225	3,381,782
Zygo Corp.	(1)	47,827	563,880

			59,636,005

ENERGY - ALTERNATE SOURCES—0.03%
KFx Inc.	(1) (2)	54,829	796,117

			796,117

ENERGY & RELATED—0.02%
Edge Petroleum Corp.	(1)	12,125	176,782
Syntroleum Corp.	(1) (2)	60,465	485,534

			662,316

ENGINEERING & CONSTRUCTION—0.95%
Dycom Industries Inc.	(1)	54,458	1,662,058
EMCOR Group Inc.	(1) (2)	73,640	3,327,055
Granite Construction Inc.		162,045	4,310,397
Infrasource Services Inc.	(1)	28,608	371,904
Insituform Technologies Inc. Class A	(1) (2)	87,942	1,993,645
Perini Corp.	(1)	27,651	461,495
Shaw Group Inc. (The)	(1) (2)	307,371	5,486,572
URS Corp.	(1)	152,684	4,901,156
Washington Group International Inc.	(1)	122,756	5,063,685

			27,577,967

ENTERTAINMENT—0.93%
Argosy Gaming Co.	(1)	58,546	2,734,098
Carmike Cinemas Inc.		37,259	1,359,953
Churchill Downs Inc.		37,156	1,660,873
Dover Downs Gaming & Entertainment Inc.		30,724	402,484
Dover Motorsports Inc.		75,437	432,254
Empire Resorts Inc.	(1) (2)	20,664	230,404
Gaylord Entertainment Co.	(1) (2)	148,211	6,155,203
Isle of Capri Casinos Inc.	(1)	35,744	916,834

Magna Entertainment Corp. Class A	(1) (2)	182,991	1,101,606
Nevada Gold & Casinos Inc.	(1)	18,128	221,162
Pinnacle Entertainment Inc.	(1) (2)	194,064	3,838,586
Six Flags Inc.	(1) (2)	453,503	2,435,311
Speedway Motorsports Inc.		32,124	1,258,618
Steinway Musical Instruments Inc.	(1)	32,603	943,531
Sunterra Corp.	(1) (2)	89,267	1,253,309
Vail Resorts Inc.	(1)	94,817	2,125,797

			27,070,023

ENVIRONMENTAL CONTROL—0.36%
Aleris International Inc.	(1)	66,620	1,127,210
Calgon Carbon Corp.	(2)	164,649	1,495,013
Ionics Inc.	(1) (2)	89,638	3,884,911
Layne Christensen Co.	(1)	23,676	429,719
Metal Management Inc.		85,622	2,300,663
Tetra Tech Inc.	(1) (2)	46,317	775,347
TRC Companies Inc.	(1)	19,603	333,251

			10,346,114

FOOD—1.83%
American Italian Pasta Co. Class A	(2)	78,257	1,819,475
Arden Group Inc. Class A		4,184	420,385
Cal-Maine Foods Inc.	(2)	32,887	397,604
Chiquita Brands International Inc.		198,337	4,375,314
Corn Products International Inc.		177,142	9,487,726
Flowers Foods Inc.		172,708	5,454,119
Gold Kist Inc.	(1)	45,161	615,093
Great Atlantic & Pacific Tea Co.	(1)	80,936	829,594
Hain Celestial Group Inc.	(1) (2)	125,191	2,587,698
Ingles Markets Inc. Class A		49,317	611,038
J&J Snack Foods Corp.		29,442	1,443,541
Lance Inc.		117,812	2,241,962
M&F Worldwide Corp.	(1)	49,301	671,480
MGP Ingredients Inc.	(2)	3,351	28,953
Nash Finch Co.		59,831	2,259,219
Pathmark Stores Inc.	(1)	144,250	838,092
Performance Food Group Co.	(1) (2)	89,235	2,401,314
Ralcorp Holdings Inc.		142,071	5,957,037
Ruddick Corp.		160,711	3,485,822
Sanderson Farms Inc.		23,131	1,001,110
Sanfilippo (John B.) & Son Inc.	(1)	30,539	787,295
Seaboard Corp.		1,709	1,705,582
Weis Markets Inc.		54,241	2,092,075
Winn-Dixie Stores Inc.	(2)	399,505	1,817,748

			53,329,276

FOREST PRODUCTS & PAPER—1.01%
Buckeye Technologies Inc.	(1)	142,760	1,857,308
Caraustar Industries Inc.	(1) (2)	138,638	2,331,891
Deltic Timber Corp.	(2)	39,201	1,664,082
Glatfelter Co.		139,769	2,135,670
Longview Fibre Co.		248,685	4,511,146
Pope & Talbot Inc.	(2)	75,938	1,299,299
Potlatch Corp.	(2)	143,190	7,242,550
Rock-Tenn Co. Class A		141,104	2,139,137
Schweitzer-Mauduit International Inc.		73,197	2,485,038
Wausau-Mosinee Paper Corp.	(2)	209,252	3,737,241

			29,403,362

GAS—2.87%
Atmos Energy Corp.		371,756	10,167,527
Cascade Natural Gas Corp.		54,494	1,155,273
Energen Corp.		176,564	10,408,448

EnergySouth Inc.		32,992	925,096
Laclede Group Inc. (The)		100,798	3,139,858
New Jersey Resources Corp.		133,933	5,804,656
Nicor Inc.	(2)	214,088	7,908,411
Northwest Natural Gas Co.	(2)	132,909	4,484,350
Peoples Energy Corp.		182,423	8,017,491
Piedmont Natural Gas Co.	(2)	369,862	8,595,593
South Jersey Industries Inc.		66,814	3,511,744
Southern Union Co.	(1)	321,520	7,710,050
Southwest Gas Corp.		168,855	4,288,917
WGL Holdings Inc.		236,414	7,291,008

			83,408,422

HAND & MACHINE TOOLS—0.42%
Kennametal Inc.		177,187	8,818,597
Milacron Inc.	(1) (2)	129,696	439,669
Regal-Beloit Corp.	(2)	103,242	2,952,721

			12,210,987

HEALTH CARE—0.13%
Flanders Corp.	(1) (2)	19,470	186,912
LeCroy Corp.	(1)	39,288	916,982
MedCath Corp.	(1) (2)	29,502	726,929
Microtek Medical Holdings Inc.	(1) (2)	160,088	649,957
Res-Care Inc.	(1)	83,929	1,277,399

			3,758,179

HEALTH CARE-PRODUCTS—1.26%
Animas Corp.	(1) (2)	3,597	56,221
Bioveris Corp.	(1)	25,927	189,526
Cardiac Science Inc.	(1)	138,764	296,955
CONMED Corp.	(1)	144,745	4,113,653
Datascope Corp.		56,685	2,249,828
DJ Orthopedics Inc.	(1)	7,559	161,914
E-Z-Em Inc.		29,719	433,897
FoxHollow Technologies Inc.	(1) (2)	4,068	100,032
Haemonetics Corp.	(1)	36,617	1,325,902
Hanger Orthopedic Group Inc.	(1) (2)	102,714	831,983
Hologic Inc.	(1) (2)	71,485	1,963,693
Immunicon Corp.	(1)	3,290	22,964
IntraLase Corp.	(1)	6,747	158,420
Intuitive Surgical Inc.	(1) (2)	18,093	724,082
Invacare Corp.		126,137	5,835,098
Inverness Medical Innovations Inc.	(1) (2)	28,225	708,447
Mentor Corp.	(2)	22,316	752,942
Ocular Sciences Inc.	(1)	21,147	1,036,414
Quidel Corp.	(1)	13,867	70,444
Sola International Inc.	(1)	155,637	4,286,243
Stereotaxis Inc.	(1)	4,501	44,245
Steris Corp.	(1)	48,152	1,142,165
Sybron Dental Specialties Inc.	(1)	57,912	2,048,927
TECHNE Corp.	(1)	40,352	1,569,693
Viasys Healthcare Inc.	(1) (2)	149,744	2,845,136
Vital Sign Inc.		26,987	1,050,334
VNUS Medical Technologies Inc.	(1)	4,028	54,459
West Pharmaceutical Services Inc.		75,095	1,879,628
Zoll Medical Corp.	(1) (2)	16,466	566,430

			36,519,675

HEALTH CARE-SERVICES—0.83%
Alliance Imaging Inc.	(1)	60,189	677,126
AMERIGROUP Corp.	(1)	21,960	1,661,494
Beverly Enterprises Inc.	(1) (2)	46,412	424,670
Genesis HealthCare Corp.	(1)	96,512	3,380,815

Gentiva Health Services Inc.	(1)	11,806	197,396
Kindred Healthcare Inc.	(1) (2)	128,155	3,838,242
Matria Healthcare Inc.	(1) (2)	12,253	478,725
Molina Healthcare Inc.	(1)	5,157	239,182
National Healthcare Corp.		6,539	230,827
OCA Inc.	(1) (2)	206,207	1,309,414
Option Care Inc.		19,523	335,600
Pediatrix Medical Group Inc.	(1)	7,242	463,850
Province Healthcare Co.	(1)	221,488	4,950,257
Radiation Therapy Services Inc.	(1)	11,682	198,594
RehabCare Group Inc.	(1) (2)	60,262	1,686,733
Specialty Laboratories Inc.	(1)	16,335	180,338
Sunrise Senior Living Inc.	(1) (2)	74,964	3,475,331
Wellcare Health Plans Inc.	(1)	12,625	410,312

			24,138,906

HOLDING COMPANIES - DIVERSIFIED—0.18%
Resource America Inc. Class A		38,480	1,250,600
Terremark Worldwide Inc.	(1) (2)	359,966	230,378
Walter Industries Inc.		114,787	3,871,766

			5,352,744

HOME BUILDERS—0.81%
Beazer Homes USA Inc.	(2)	66,524	9,726,474
Brookfield Homes Corp.		17,884	606,268
Coachmen Industries Inc.		68,410	1,187,598
Dominion Homes Inc.	(1)	18,958	478,178
M/I Homes Inc.		58,956	3,249,065
Meritage Homes Corp.	(1)	5,562	626,837
Orleans Homebuilders Inc.	(1) (2)	7,897	156,755
Palm Harbor Homes Inc.	(1) (2)	26,773	451,928
Skyline Corp.	(2)	32,873	1,341,218
Technical Olympic USA Inc.	(2)	40,224	1,020,885
WCI Communities Inc.	(1) (2)	164,548	4,837,711

			23,682,917

HOME FURNISHINGS—0.63%
American Woodmark Corp.		41,422	1,809,313
Applica Inc.	(1)	93,173	563,697
Bassett Furniture Industries Inc.	(2)	50,157	984,331
Ethan Allen Interiors Inc.	(2)	89,405	3,577,988
Furniture Brands International Inc.	(2)	207,387	5,195,044
Hooker Furniture Corp.		24,345	552,631
Kimball International Inc. Class B		105,211	1,558,175
La-Z-Boy Inc.	(2)	256,064	3,935,704
Stanley Furniture Co. Inc.		5,513	247,809

			18,424,692

HOUSEHOLD PRODUCTS & WARES—0.84%
American Greetings Corp. Class A	(2)	308,397	7,817,864
Blyth Inc.		106,991	3,162,654
Central Garden & Pet Co.	(1) (2)	82,009	3,423,056
CSS Industries Inc.		33,753	1,071,995
Ennis Inc.		123,873	2,384,555
Harland (John H.) Co.		19,155	691,496
Jarden Corp.	(1)	12,580	546,475
Playtex Products Inc.	(1)	65,615	524,264
Russ Berrie & Co. Inc.	(2)	38,886	888,156
Standard Register Co. (The)	(2)	51,879	732,531
Tupperware Corp.		58,273	1,207,417
Water Pik Technologies Inc.	(1)	47,589	843,753
WD-40 Co.	(2)	39,038	1,109,070

			24,403,286

HOUSEWARES—0.08%
Libbey Inc.		62,292	1,383,505
National Presto Industries Inc.		22,834	1,038,947

			2,422,452

INSURANCE—4.06%
Affirmative Insurance Holdings Inc.		37,733	635,424
Alfa Corp.		160,531	2,437,663
American Equity Investment Life Holding Co.	(2)	81,904	882,106
American Physicians Capital Inc.	(1)	41,445	1,492,849
AmerUs Group Co.	(2)	191,059	8,654,973
Argonaut Group Inc.	(1) (2)	113,999	2,408,799
Baldwin & Lyons Inc. Class B		38,911	1,042,426
Bristol West Holdings Inc.		15,875	317,500
Ceres Group Inc.	(1)	144,460	745,414
Citizens Inc.	(1) (2)	153,614	978,520
CNA Surety Corp.	(1) (2)	75,736	1,011,076
Commerce Group Inc.		117,917	7,197,654
Crawford & Co. Class B		62,542	469,065
Delphi Financial Group Inc. Class A		120,049	5,540,261
Donegal Group Inc. Class A	(2)	30,668	703,217
EMC Insurance Group Inc.		29,437	637,017
Enstar Group Inc.	(1) (2)	15,622	976,375
FBL Financial Group Inc. Class A		60,027	1,713,771
FPIC Insurance Group Inc.	(1) (2)	38,965	1,378,582
Great American Financial Resources Inc.		35,135	610,295
Harleysville Group Inc.	(2)	62,784	1,498,654
Hilb, Rogal & Hobbs Co.	(2)	35,132	1,273,184
Horace Mann Educators Corp.		208,048	3,969,556
Independence Holding Co.	(2)	18,247	336,657
Infinity Property & Casualty Corp.		91,550	3,222,560
Kansas City Life Insurance Co.		17,638	834,277
LandAmerica Financial Group Inc.	(2)	86,582	4,669,367
Midland Co. (The)		44,083	1,378,475
National Western Life Insurance Co. Class A	(1)	10,647	1,773,897
Navigators Group Inc. (The)	(1)	41,623	1,253,269
NYMAGIC Inc.		16,193	409,683
Ohio Casualty Corp.	(1)	298,080	6,918,437
Penn-America Group Inc.		46,614	703,871
Philadelphia Consolidated Holding Corp.	(1) (2)	71,854	4,752,424
Phoenix Companies Inc.	(2)	459,872	5,748,400
PMA Capital Corp. Class A	(1) (2)	131,241	1,358,344
Presidential Life Corp.		103,875	1,761,720
ProAssurance Corp.	(1) (2)	127,461	4,985,000
RLI Corp.	(2)	95,537	3,971,473
Safety Insurance Group Inc.		48,826	1,520,930
Selective Insurance Group Inc.	(2)	126,527	5,597,554
State Auto Financial Corp.		32,546	841,314
Stewart Information Services Corp.		82,788	3,448,120
Tower Group Inc.		60,251	723,012
Triad Guaranty Inc.	(1)	45,350	2,742,768
21st Century Insurance Group	(2)	107,561	1,462,830
U.S.I. Holdings Corp.	(1) (2)	22,521	260,568
UICI		183,445	6,218,786
United Fire & Casualty Co.		70,037	2,360,947
Universal American Financial Corp.	(1)	128,533	1,988,406
Vesta Insurance Group		46,335	170,513
Zenith National Insurance Corp.		4,104	204,543

			118,192,526

INTERNET—0.98%
Agile Software Corp.	(1)	95,171	777,547
Alloy Inc.	(1) (2)	159,802	1,289,602
Ariba Inc.	(1) (2)	233,834	3,881,644

AsiaInfo Holdings Inc.	(1)	103,015	613,969
Blue Nile Inc.	(1) (2)	8,022	221,568
DoubleClick Inc.	(1)	130,444	1,014,854
E.piphany Inc.	(1)	333,304	1,609,858
EarthLink Inc.	(1)	59,935	690,451
HomeStore Inc.	(1) (2)	550,476	1,667,942
Interchange Corp.	(1) (2)	3,548	64,361
Internet Capital Group Inc.	(1)	183,524	1,651,716
Internet Security Systems Inc.	(1)	124,629	2,897,624
Interwoven Inc.	(1)	196,584	2,138,834
Keynote Systems Inc.	(1)	33,942	472,473
Motive Inc.	(1)	5,524	62,863
Neoforma Inc.	(1) (2)	37,965	291,951
NetBank Inc.	(2)	225,860	2,351,203
NetRatings Inc.	(1)	19,505	373,911
PC-Tel Inc.	(1)	21,975	174,262
Phase Forward Inc.	(1)	7,653	62,525
PlanetOut Inc.	(1)	5,451	74,134
Priceline.com Inc.	(1) (2)	38,484	907,838
Redback Networks Inc.	(1) (2)	149,669	802,226
RightNow Technologies Inc.	(1)	6,617	106,865
SonicWALL Inc.	(1)	121,300	766,616
Stellent Inc.	(1)	35,217	310,614
TriZetto Group Inc. (The)	(1)	18,107	172,017
Verity Inc.	(1)	127,036	1,666,712
Vignette Corp.	(1)	642,099	892,518
WatchGuard Technologies Inc.	(1)	70,626	312,873
webMethods Inc.	(1)	33,690	242,905
WebSideStory Inc.	(1)	5,411	67,259

			28,631,735

INVESTMENT COMPANIES—0.33%
Apollo Investment Corp.		301,865	4,558,162
Ares Capital Corp.		29,456	572,330
Gladstone Capital Corp.	(2)	41,736	989,143
MCG Capital Corp.	(2)	164,217	2,813,037
NGP Capital Resources Co.	(1) (2)	42,495	653,148

			9,585,820

IRON & STEEL—0.89%
AK Steel Holding Corp.	(1)	240,385	3,478,371
Carpenter Technology Corp.	(2)	116,428	6,806,381
Cleveland-Cliffs Inc.	(2)	22,259	2,311,820
Gibraltar Industries Inc.		72,323	1,708,269
Oregon Steel Mills Inc.	(1)	166,586	3,380,030
Reliance Steel & Aluminum Co.		34,505	1,344,315
Ryerson Tull Inc.	(2)	53,808	847,476
Schnitzer Steel Industries Inc. Class A	(2)	87,925	2,983,295
Steel Dynamics Inc.	(2)	17,725	671,423
Steel Technologies Inc.	(2)	48,727	1,340,480
Wheeling-Pittsburgh Corp.	(1)	25,337	976,488

			25,848,348

LEISURE TIME—0.50%
Arctic Cat Inc.		57,953	1,536,914
Callaway Golf Co.	(2)	327,422	4,420,197
K2 Inc.	(1) (2)	176,739	2,806,615
Life Time Fitness Inc.	(1)	31,871	824,821
Nautilus Group Inc. (The)	(2)	139,245	3,365,552
Navigant International Inc.	(1) (2)	67,448	820,842
Pegasus Solutions Inc.	(1)	61,376	773,338

			14,548,279

LODGING—0.65%
Ameristar Casinos Inc.		19,315	832,670
Aztar Corp.	(1)	167,883	5,862,474
La Quinta Corp.	(1)	912,710	8,296,534
Lakes Gaming Inc.	(1)	74,983	1,221,473
Marcus Corp.		95,950	2,412,183
MTR Gaming Group Inc.	(1)	27,647	291,952

			18,917,286

MACHINERY—2.34%
Albany International Corp. Class A		127,663	4,488,631
Applied Industrial Technologies Inc.		125,055	3,426,507
Astec Industries Inc.	(1)	49,140	845,699
Bucyrus International Inc. Class A		22,358	908,629
Cascade Corp.		51,731	2,066,653
Flowserve Corp.	(1)	263,633	7,260,453
Gardner Denver Inc.	(1)	96,117	3,488,086
Global Power Equipment Group Inc.	(1) (2)	131,448	1,293,448
Gorman-Rupp Co. (The)		44,895	1,032,585
IDEX Corp.		118,154	4,785,237
JLG Industries Inc.	(2)	144,537	2,837,261
Joy Global Inc.		123,249	5,352,704
Kadant Inc.	(1)	40,534	830,947
Lindsay Manufacturing Co.	(2)	6,103	157,946
NACCO Industries Inc.		22,806	2,403,752
Robbins & Myers Inc.	(2)	52,831	1,258,963
Sauer-Danfoss Inc.		41,478	904,635
Stewart & Stevenson Services Inc.		139,989	2,831,977
Tecumseh Products Co. Class A		80,095	3,828,541
Tennant Co.		33,204	1,316,539
Terex Corp.	(1)	176,563	8,413,227
Thomas Industries Inc.	(2)	70,566	2,816,995
Unova Inc.	(1) (2)	213,725	5,405,105

			67,954,520

MANUFACTURING—1.72%
Ameron International Corp.		39,890	1,511,831
Applied Films Corp.	(1) (2)	38,868	837,994
AptarGroup Inc.		177,571	9,372,197
Barnes Group Inc.	(2)	72,578	1,924,043
Blount International Inc.	(1)	11,214	195,348
Ceradyne Inc.	(1) (2)	25,490	1,458,283
EnPro Industries Inc.	(1)	100,843	2,981,928
ESCO Technologies Inc.	(1) (2)	27,435	2,102,893
Federal Signal Corp.	(2)	234,293	4,137,614
Griffon Corp.	(1) (2)	109,719	2,962,413
Jacuzzi Brands Inc.	(1)	333,601	2,902,329
Lancaster Colony Corp.		116,462	4,992,726
Myers Industries Inc.		117,580	1,505,024
Quixote Corp.		4,468	90,834
Smith (A.O.) Corp.	(2)	82,959	2,483,792
Standex International Corp.		58,837	1,676,266
Sturm Ruger & Co. Inc.		5,380	48,581
Tredegar Corp.	(2)	134,735	2,722,994
Trinity Industries Inc.	(2)	178,237	6,074,317

			49,981,407

MEDIA—1.44%
Charter Communications Inc. Class A	(1) (2)	1,311,942	2,938,750
Courier Corp.		19,341	1,004,185
Crown Media Holdings Inc.	(1) (2)	31,258	268,819
Cumulus Media Inc. Class A	(1)	102,710	1,548,867
Emmis Communications Corp.	(1)	126,069	2,419,264
Entravision Communications Corp.	(1)	108,051	902,226
Fisher Communications Inc.	(1) (2)	8,063	394,119

4Kids Entertainment Inc.	(1) (2)	63,287	1,330,293
Gray Television Inc.		218,273	3,383,232
Hollinger International Inc.	(2)	91,781	1,439,126
Insight Communications Co. Inc.	(1) (2)	106,960	991,519
Journal Communications Inc. Class A		56,953	1,029,141
Journal Register Co.	(1) (2)	84,151	1,626,639
Liberty Corp.		76,413	3,359,115
Lin TV Corp. Class A	(1) (2)	130,791	2,498,108
LodgeNet Entertainment Corp.	(1) (2)	14,113	249,659
Martha Stewart Living Omnimedia Inc. Class A	(1) (2)	32,774	951,101
Mediacom Communications Corp.	(1)	157,697	985,606
Paxson Communications Corp.	(1) (2)	86,056	118,757
Primedia Inc.	(1)	641,737	2,438,601
Pulitzer Inc.	(2)	40,739	2,641,924
Readers Digest Association Inc. (The)		153,981	2,141,876
Regent Communications Inc.	(1)	89,110	472,283
Scholastic Corp.	(1) (2)	146,924	5,430,311
Sinclair Broadcast Group Inc. Class A		80,097	737,693
Value Line Inc.		6,636	260,383
Young Broadcasting Inc. Class A	(1)	34,892	368,460

			41,930,057

METAL FABRICATE & HARDWARE—1.04%
CIRCOR International Inc.		74,555	1,726,694
Commercial Metals Co.		141,086	7,133,308
Kaydon Corp.	(2)	83,948	2,771,963
Lawson Products Inc.		23,832	1,201,848
Metals USA Inc.	(1)	98,071	1,819,217
Mueller Industries Inc.		123,658	3,981,788
NN Inc.		81,316	1,074,184
NS Group Inc.	(1)	88,546	2,461,579
Penn Engineering & Manufacturing Corp.		49,313	892,565
Quanex Corp.		79,832	5,474,080
Valmont Industries Inc.		69,925	1,755,817

			30,293,043

MINING—0.65%
AMCOL International Corp.	(2)	89,704	1,802,153
Brush Engineered Materials Inc.	(1)	92,060	1,703,110
Compass Minerals International Inc.		73,331	1,776,810
Hecla Mining Co.	(1) (2)	290,786	1,695,282
Owens & Minor Inc.	(2)	114,055	3,212,929
RTI International Metals Inc.	(1)	102,345	2,102,166
Stillwater Mining Co.	(1)	155,865	1,755,040
Titanium Metals Corp.	(1) (2)	32,011	772,746
USEC Inc.	(2)	408,290	3,956,330

			18,776,566

OFFICE & BUSINESS EQUIPMENT—0.00%
CompX International Inc.		7,815	129,182

			129,182

OFFICE FURNISHINGS—0.07%
Interface Inc. Class A	(1) (2)	213,832	2,131,905

			2,131,905

OIL & GAS—3.58%
Berry Petroleum Co. Class A	(2)	64,172	3,061,004
Cabot Oil & Gas Corp.		100,257	4,436,372
Callon Petroleum Co.	(1) (2)	26,861	388,410
Cimarex Energy Co.	(1)	201,037	7,619,302
Clayton Williams Energy Inc.	(1) (2)	4,267	97,714
Comstock Resources Inc.	(1)	20,100	443,205
Encore Acquisition Co.	(1) (2)	107,514	3,753,314

Energy Partners Ltd.	(1) (2)	117,471	2,381,137
Forest Oil Corp.	(1)	244,560	7,757,443
Giant Industries Inc.	(1)	51,619	1,368,420
Harvest Natural Resources Inc.	(1)	174,863	3,019,884
Helmerich & Payne Inc.		109,474	3,726,495
Holly Corp.	(2)	99,005	2,759,269
Houston Exploration Co.	(1)	61,439	3,459,630
Magnum Hunter Resources Inc.	(1)	156,287	2,016,102
McMoRan Exploration Co.	(1) (2)	41,935	784,185
Meridian Resource Corp. (The)	(1) (2)	293,979	1,778,573
Parker Drilling Co.	(1)	458,419	1,801,587
PetroCorp Inc. Escrow	(3)	19,086	0
Plains Exploration & Production Co.	(1)	301,583	7,841,158
Range Resources Corp.		174,690	3,574,157
Remington Oil & Gas Corp.	(1)	14,983	408,287
Southwestern Energy Co.	(1)	134,311	6,808,225
Spinnaker Exploration Co.	(1) (2)	70,292	2,465,140
St. Mary Land & Exploration Co.	(2)	138,739	5,790,966
Stone Energy Corp.	(1)	89,327	4,027,754
Swift Energy Co.	(1)	134,959	3,905,713
Tesoro Corp.	(1)	318,298	10,140,974
TODCO Class A	(1)	59,065	1,087,977
Vintage Petroleum Inc.	(2)	247,128	5,607,334
Whiting Petroleum Corp.	(1) (2)	58,965	1,783,691

			104,093,422

OIL & GAS SERVICES—1.50%
Dril-Quip Inc.	(1)	31,500	764,190
Global Industries Ltd.	(1)	395,227	3,276,432
Gulf Island Fabrication Inc.		6,265	136,765
Hanover Compressor Co.	(1) (2)	373,422	5,276,453
Hornbeck Offshore Services Inc.	(1)	19,618	378,627
Hydril Co. LP	(1)	25,530	1,161,870
Key Energy Services Inc.	(1)	634,442	7,486,416
Lone Star Technologies Inc.	(1) (2)	29,702	993,829
Lufkin Industries Inc.		34,332	1,370,121
Matrix Service Co.	(1) (2)	39,117	315,283
Newpark Resources Inc.	(1) (2)	164,961	849,549
Oceaneering International Inc.	(1)	121,458	4,532,813
Oil States International Inc.	(1)	98,457	1,899,236
RPC Inc.		42,440	1,066,093
Seacor Holdings Inc.	(1) (2)	90,324	4,823,302
Superior Energy Services Inc.	(1)	119,777	1,845,764
Universal Compression Holdings Inc.	(1)	83,809	2,925,772
Veritas DGC Inc.	(1)	109,898	2,462,814
W-H Energy Services Inc.	(1)	86,344	1,930,652

			43,495,981

PACKAGING & CONTAINERS—0.44%
Anchor Glass Container Corp.		24,346	163,605
Chesapeake Corp.		94,869	2,576,642
Crown Holdings Inc.	(1)	363,387	4,992,937
Greif Inc. Class A		63,414	3,551,184
Silgan Holdings Inc.		24,010	1,463,650

			12,748,018

PHARMACEUTICALS—0.78%
Abgenix Inc.	(1) (2)	217,359	2,247,492
Accelrys Inc.	(1)	127,388	993,626
Alpharma Inc. Class A		191,069	3,238,620
AtheroGenics Inc.	(1) (2)	83,465	1,966,435
Caraco Pharmaceutical Laboratories Ltd.	(1)	3,731	35,631
Cubist Pharmaceuticals Inc.	(1) (2)	52,408	619,987
First Horizon Pharmaceutical Corp.	(1) (2)	9,368	214,434

Guilford Pharmaceuticals Inc.	(1) (2)	87,325	432,259
Idenix Pharmaceuticals Inc.	(1)	3,811	65,359
Indevus Pharmaceuticals Inc.	(1) (2)	17,991	107,226
MannKind Corp.	(1) (2)	8,480	133,560
Medarex Inc.	(1) (2)	248,583	2,679,725
Nature’s Sunshine Products Inc.		37,287	759,163
NitroMed Inc.	(1) (2)	10,771	287,047
Omega Protein Corp.	(1)	29,581	254,397
Perrigo Co.		218,499	3,773,478
Renovis Inc.	(1)	2,514	36,151
Valeant Pharmaceuticals International	(2)	99,848	2,630,995
Vicuron Pharmaceuticals Inc.	(1)	128,851	2,243,296

			22,718,881

PIPELINES—0.02%
TransMontaigne Inc.	(1)	106,294	651,582

			651,582

REAL ESTATE—0.60%
Avatar Holdings Inc.	(1) (2)	22,350	1,075,035
Bluegreen Corp.	(1)	55,623	1,103,004
CB Richard Ellis Group Inc. Class A	(1)	48,396	1,623,686
Jones Lang LaSalle Inc.	(1)	119,225	4,460,207
LNR Property Corp.	(2)	83,243	5,236,817
Tarragon Corp.	(1) (2)	31,861	568,719
Trammell Crow Co.	(1)	159,142	2,882,062
ZipRealty Inc.	(1)	20,695	369,820

			17,319,350

REAL ESTATE INVESTMENT TRUSTS—12.17%
Aames Investment Corp.	(2)	166,328	1,779,710
Acadia Realty Trust	(2)	128,305	2,091,372
Affordable Residential Communities Inc.		120,039	1,722,560
Alexandria Real Estate Equities Inc.		82,422	6,133,845
American Campus Communities Inc.		55,194	1,241,313
American Financial Realty Trust	(2)	532,795	8,620,623
American Home Mortgage Investment Corp.		95,918	3,285,191
AMLI Residential Properties Trust	(2)	123,216	3,942,912
Anthracite Capital Inc.		258,837	3,199,225
Anworth Mortgage Asset Corp.	(2)	217,574	2,330,218
Arbor Realty Trust Inc.		35,628	874,311
Ashford Hospitality Trust Inc.		98,104	1,066,390
Bedford Property Investors Inc.	(2)	70,601	2,005,774
Bimini Mortgage Management Inc. Class A		89,206	1,432,648
BioMed Realty Trust Inc.		142,479	3,164,459
Brandywine Realty Trust		233,225	6,854,483
Burnham Pacific Properties Inc.		1,448	159
Capital Automotive	(2)	181,682	6,454,253
Capital Lease Funding Inc.		109,931	1,374,138
Capstead Mortgage Corp.	(2)	86,215	908,706
CarrAmerica Realty Corp.	(2)	264,068	8,714,244
Cedar Shopping Centers Inc.		79,919	1,142,842
Colonial Properties Trust	(2)	92,232	3,621,951
Commercial Net Lease Realty Inc.	(2)	251,092	5,172,495
Cornerstone Realty Income Trust Inc.		244,431	2,439,421
Corporate Office Properties Trust	(2)	178,364	5,234,983
Correctional Properties Trust		53,353	1,540,835
Cousins Properties Inc.		107,475	3,253,268
CRT Properties Inc.		152,020	3,627,197
Digital Realty Trust Inc.		91,018	1,226,012
EastGroup Properties Inc.		102,035	3,909,981
Entertainment Properties Trust		123,481	5,501,079
Equity Inns Inc.		246,672	2,895,929
Equity Lifestyle Properties Inc.		42,295	1,512,046

Equity One Inc.		68,168	1,617,627
Essex Property Trust Inc.	(2)	87,194	7,306,857
Extra Space Storage Inc.		100,500	1,339,665
FelCor Lodging Trust Inc.	(1) (2)	239,982	3,515,736
First Industrial Realty Trust Inc.	(2)	200,271	8,157,038
Gables Residential Trust	(2)	142,425	5,097,391
Getty Realty Corp.	(2)	74,564	2,142,224
Glenborough Realty Trust Inc.		135,397	2,881,248
Glimcher Realty Trust	(2)	107,959	2,991,544
Global Signal Inc.		43,104	1,187,084
GMH Communities Trust		137,960	1,945,236
Government Properties Trust Inc.	(2)	94,541	932,174
Gramercy Capital Corp.		43,068	887,201
Healthcare Realty Trust Inc.		231,590	9,425,713
Heritage Property Investment Trust Inc.	(2)	132,187	4,241,881
Highland Hospitality Corp.		168,101	1,889,455
Highwoods Properties Inc.		260,631	7,219,479
Home Properties Inc.		159,048	6,839,064
HomeBanc Corp.		155,000	1,500,400
Impac Mortgage Holdings Inc.	(2)	361,637	8,198,311
Innkeepers USA Trust		158,972	2,257,402
Investors Real Estate Trust		214,540	2,250,525
Kilroy Realty Corp.	(2)	138,006	5,899,757
Kite Realty Group Trust		85,959	1,313,454
Kramont Realty Trust		117,213	2,742,784
LaSalle Hotel Properties		134,947	4,295,363
Lexington Corporate Properties Trust	(2)	234,337	5,291,329
LTC Properties Inc.		71,671	1,426,970
Luminent Mortgage Capital Inc.		176,231	2,097,149
Maguire Properties Inc.		165,278	4,538,534
Meristar Hospitality Corp.	(1) (2)	422,999	3,532,042
MFA Mortgage Investments Inc.		392,360	3,460,615
Mid-America Apartment Communities Inc.		86,606	3,569,899
Mission West Properties Inc.		87,007	925,754
MortgageIT Holdings Inc.		17,562	315,238
National Health Investors Inc.		111,118	3,242,423
Nationwide Health Properties Inc.	(2)	323,046	7,672,343
New Century Financial Corp.	(2)	36,912	2,359,046
Newcastle Investment Corp.		174,189	5,535,726
Novastar Financial Inc.	(2)	115,740	5,729,130
Omega Healthcare Investors Inc.		245,031	2,891,366
Parkway Properties Inc.		53,538	2,717,054
Pennsylvania Real Estate Investment Trust	(2)	152,628	6,532,478
Post Properties Inc.	(2)	193,264	6,744,914
Prentiss Properties Trust	(2)	216,180	8,258,076
PS Business Parks Inc.		76,602	3,454,750
RAIT Investment Trust		124,206	3,474,042
Ramco-Gershenson Properties Trust	(2)	69,369	2,237,150
Realty Income Corp.	(2)	192,462	9,734,728
Redwood Trust Inc.	(2)	85,306	5,296,650
Saul Centers Inc.		53,923	2,062,555
Saxon Capital Inc.		226,134	5,424,955
Senior Housing Properties Trust		261,088	4,945,007
Sovran Self Storage Inc.		76,791	3,235,973
Strategic Hotel Capital Inc.		90,882	1,499,553
Summit Properties Inc.		136,792	4,453,948
Sun Communities Inc.		78,406	3,155,842
Sunstone Hotel Investors Inc.		100,099	2,080,057
Tanger Factory Outlet Centers Inc.		91,526	2,421,778
Taubman Centers Inc.		128,535	3,849,623
U.S. Restaurant Properties Inc.	(2)	109,659	1,980,442
Universal Health Realty Income Trust		57,086	1,834,173
Urstadt Biddle Properties Inc. Class A		102,249	1,743,345
U-Store-It Trust	(1)	130,644	2,266,673

Washington Real Estate Investment Trust	(2)	126,894	4,297,900
Winston Hotels Inc.		112,612	1,329,948

			353,968,364

RETAIL—4.93%
Asbury Automotive Group Inc.	(1)	54,340	748,805
Blair Corp.	(2)	39,513	1,409,034
Bob Evans Farms Inc.		171,427	4,481,102
Bombay Co. Inc. (The)	(1) (2)	81,293	449,550
Bon-Ton Stores Inc. (The)		15,160	238,770
Brown Shoe Co. Inc.		88,130	2,628,918
Buckle Inc. (The)		36,836	1,086,662
Build-A-Bear Workshop Inc.	(1)	18,989	667,463
Burlington Coat Factory Warehouse Corp.		88,361	2,005,795
California Pizza Kitchen Inc.	(1) (2)	17,752	408,296
Casey’s General Store Inc.	(2)	128,130	2,325,560
Cash America International Inc.		50,828	1,511,116
Cato Corp. Class A		94,802	2,732,194
CBRL Group Inc.		201,472	8,431,603
Charming Shoppes Inc.	(1) (2)	559,273	5,240,388
Conn’s Inc.	(1) (2)	6,659	112,004
CSK Auto Corp.	(1)	28,113	470,612
Dave & Buster’s Inc.	(1) (2)	53,927	1,089,325
Deb Shops Inc.		20,726	518,979
Design Within Reach Inc.	(1)	8,835	128,549
Domino’s Pizza Inc.		48,145	856,981
Dress Barn Inc.	(1)	50,358	886,301
Electronics Boutique Holdings Corp.	(1) (2)	12,421	533,358
Finish Line Inc. (The)		17,330	317,139
GameStop Corp. Class B	(1)	145,524	3,261,193
Genesco Inc.	(1) (2)	64,630	2,012,578
Goody’s Family Clothing Inc.	(2)	83,482	763,025
Group 1 Automotive Inc.	(1)	94,846	2,987,649
Hancock Fabrics Inc.	(2)	90,688	940,435
Haverty Furniture Companies Inc.		90,210	1,668,885
Hollywood Entertainment Corp.	(1)	170,638	2,233,651
IHOP Corp.	(2)	98,405	4,122,185
Insight Enterprises Inc.	(1)	163,354	3,352,024
Jack in the Box Inc.	(1)	177,354	6,539,042
Jo-Ann Stores Inc.	(1)	91,961	2,532,606
Kirkland’s Inc.	(1)	9,019	110,844
Landry’s Restaurants Inc.	(2)	104,695	3,042,437
Linens ’n Things Inc.	(1) (2)	180,921	4,486,841
Lithia Motors Inc. Class A		69,348	1,859,913
Lone Star Steakhouse & Saloon Inc.		77,216	2,162,048
Longs Drug Stores Corp.	(2)	147,132	4,056,429
MarineMax Inc.	(1)	52,079	1,549,871
Men’s Wearhouse Inc. (The)	(1)	142,879	4,566,413
Movado Group Inc.		73,786	1,376,109
Movie Gallery Inc.	(2)	101,373	1,933,183
New York & Co. Inc.	(1)	21,500	355,180
Nu Skin Enterprises Inc. Class A	(2)	54,362	1,379,708
O’Charley’s Inc.	(1) (2)	89,919	1,757,916
Pantry Inc. (The)	(1)	16,153	486,044
Papa John’s International Inc.	(1) (2)	28,226	972,103
Payless ShoeSource Inc.	(1) (2)	331,260	4,074,498
PC Connection Inc.	(1)	35,511	338,065
Pep Boys-Manny, Moe & Jack Inc.		16,175	276,107
Retail Ventures Inc.	(1)	38,744	275,082
Rush Enterprises Inc. Class B	(1)	6,747	116,791
Ryan’s Restaurant Group Inc.	(1)	204,616	3,155,179
School Specialty Inc.	(1) (2)	82,873	3,195,583
Shoe Carnival Inc.	(1)	20,551	267,163
ShopKo Stores Inc.	(1)	142,996	2,671,165

Smart & Final Inc.	(1)	56,603	814,517
Sonic Automotive Inc.	(2)	134,679	3,340,039
Sports Authority Inc. (The)	(1)	63,421	1,633,091
Stage Stores Inc.	(1) (2)	91,182	3,785,877
Steak n Shake Co. (The)	(1) (2)	14,111	283,349
Systemax Inc.	(1)	46,423	340,745
TBC Corp.	(1) (2)	96,233	2,675,277
Texas Roadhouse Inc. Class A	(1)	20,933	618,570
Too Inc.	(1) (2)	167,591	4,099,276
Trans World Entertainment Corp.	(1)	107,386	1,339,103
Triarc Companies Inc. Class B	(2)	35,415	434,188
United Auto Group Inc.	(2)	93,317	2,761,250
West Marine Inc.	(1) (2)	6,651	164,612
Zale Corp.	(1)	226,595	6,768,393

			143,214,736

SAVINGS & LOANS—3.48%
Anchor BanCorp Wisconsin Inc.		95,875	2,794,756
Atlantic Coast Federal Corp.	(1)	22,850	314,645
Bank Mutual Corp.		383,569	4,668,032
BankAtlantic Bancorp Inc. Class A		185,490	3,691,251
BankUnited Financial Corp. Class A	(1)	129,495	4,137,365
Berkshire Hills Bancorp Inc.		24,008	891,897
Beverly Hills Bancorp Inc.		64,708	653,551
Brookline Bancorp Inc.	(2)	287,296	4,688,671
Citizens First Bancorp Inc.		41,368	1,000,278
Clifton Savings Bancorp Inc.		49,751	604,475
Commercial Capital Bancorp Inc.		68,347	1,584,283
Commercial Federal Corp.		198,018	5,883,115
Dime Community Bancshares		150,410	2,693,843
Downey Financial Corp.		95,261	5,429,877
Fidelity Bankshares Inc.		49,934	2,135,178
First Financial Holdings Inc.		6,297	206,164
First Niagara Financial Group Inc.	(2)	409,107	5,707,043
First Place Financial Corp.		66,315	1,484,793
FirstFed Financial Corp.	(1)	82,575	4,283,165
Flagstar Bancorp Inc.	(2)	28,510	644,326
Flushing Financial Corp.		82,153	1,647,989
Franklin Bank Corp. (Texas)	(1)	52,021	949,383
Harbor Florida Bancshares Inc.		81,244	2,811,855
Horizon Financial Corp.		50,541	1,040,134
Hudson River Bancorp Inc.		147,602	2,921,044
ITLA Capital Corp.	(1)	24,254	1,425,893
MAF Bancorp Inc.	(2)	135,364	6,067,014
NASB Financial Inc.		685	27,373
Northwest Bancorp Inc.		91,852	2,304,567
OceanFirst Financial Corp.		45,425	1,119,726
Partners Trust Financial Group Inc.		150,696	1,755,608
PennFed Financial Services Inc.		44,446	714,692
PFF Bancorp Inc.		47,781	2,213,694
Provident Bancorp Inc.		49,253	649,647
Provident Financial Holdings Inc.		24,280	700,478
Provident Financial Services Inc.	(2)	365,989	7,089,207
Sterling Financial Corp. (Washington)	(1)	110,011	4,319,032
TierOne Corp.		89,142	2,215,179
United Community Financial Corp.	(2)	131,237	1,469,854
Waypoint Financial Corp.		145,706	4,130,765
Westfield Financial Inc.		14,165	365,740
WSFS Financial Corp.		29,182	1,760,258

			101,195,840

SEMICONDUCTORS—0.87%
Actel Corp.	(1)	18,080	317,123
Alliance Semiconductor Corp.	(1)	98,642	364,975

Axcelis Technologies Inc.	(1)	95,317	774,927
Cohu Inc.	(2)	104,270	1,935,251
Credence Systems Corp.	(1)	24,571	224,825
DuPont Photomasks Inc.	(1) (2)	33,285	879,057
Emulex Corp.	(1)	297,649	5,012,409
Entegris Inc.	(1)	23,817	236,979
ESS Technology Inc.	(1)	18,926	134,564
Exar Corp.	(1) (2)	137,588	1,952,374
Genesis Microchip Inc.	(1) (2)	75,626	1,226,654
Integrated Device Technology Inc.	(1)	102,912	1,189,663
Integrated Silicon Solution Inc.	(1) (2)	145,752	1,195,166
IXYS Corp.	(1)	4,251	43,870
Lattice Semiconductor Corp.	(1)	289,760	1,651,632
Leadis Technology Inc.	(1)	4,510	48,032
Microtune Inc.	(1) (2)	40,069	244,822
MKS Instruments Inc.	(1) (2)	26,703	495,341
Monolithic Power Systems Inc.	(1)	4,856	45,161
Monolithic System Technology Inc.	(1)	7,858	48,955
ON Semiconductor Corp.	(1)	30,426	138,134
Pericom Semiconductor Corp.	(1)	41,596	392,250
Photronics Inc.	(1) (2)	107,039	1,766,144
PortalPlayer Inc.	(1)	4,971	122,684
Rudolph Technologies Inc.	(1)	5,106	87,670
SiRF Technology Holdings Inc.	(1)	8,129	103,401
Skyworks Solutions Inc.	(1)	75,367	710,711
Standard Microsystems Corp.	(1)	48,075	857,177
Supertex Inc.	(1)	2,607	56,572
TriQuint Semiconductor Inc.	(1)	269,806	1,200,637
Ultratech Inc.	(1) (2)	15,041	283,523
Veeco Instruments Inc.	(1) (2)	11,780	248,205
Volterra Semiconductor Corp.	(1) (2)	3,391	75,128
Zoran Corp.	(1) (2)	93,726	1,085,347

			25,149,363

SOFTWARE—1.45%
Allscripts Healthcare Solutions Inc.	(1) (2)	51,405	548,491
ANSYS Inc.	(1)	18,076	579,517
Ascential Software Corp.	(1)	211,509	3,449,712
Atari Inc.	(1)	33,000	96,690
Blackbaud Inc.	(1)	8,485	124,220
Blackboard Inc.	(1) (2)	6,831	101,167
Borland Software Corp.	(1) (2)	223,093	2,605,726
CallWave Inc.	(1)	4,668	72,074
Captaris Inc.	(1)	46,860	241,798
CCC Information Services Group Inc.	(1)	2,298	51,039
CSG Systems International Inc.	(1) (2)	76,668	1,433,692
Digi International Inc.	(1)	24,465	420,553
eFunds Corp.	(1)	232,627	5,585,374
EPIQ Systems Inc.	(1)	66,217	969,417
InPhonic Inc.	(1)	9,188	252,486
InterVideo Inc.	(1)	4,292	56,783
JDA Software Group Inc.	(1) (2)	110,959	1,511,262
Keane Inc.	(1) (2)	95,380	1,402,086
Lawson Software Inc.	(1)	228,898	1,572,529
ManTech International Corp. Class A	(1) (2)	30,146	715,666
Manugistics Group Inc.	(1)	150,410	431,677
MapInfo Corp.	(1) (2)	80,021	958,652
Midway Games Inc.	(1)	25,871	271,646
MRO Software Inc.	(1)	80,234	1,044,647
MSC Software Corp.	(1) (2)	79,540	832,784
NDCHealth Corp.	(2)	125,580	2,334,532
NetIQ Corp.	(1)	277,539	3,388,751
Parametric Technology Corp.	(1)	609,141	3,587,840
Pegasystems Inc.	(1)	6,818	58,158

Pinnacle Systems Inc.	(1)	159,164	970,900
PLATO Learning Inc.	(1) (2)	41,177	306,769
Progress Software Corp.	(1)	9,741	227,452
Safeguard Scientifics Inc.	(1)	336,109	712,551
Salesforce.com Inc.	(1) (2)	12,068	204,432
ScanSoft Inc.	(1)	86,692	363,239
SPSS Inc.	(1)	5,060	79,138
SYNNEX Corp.	(1)	32,122	772,855
Take-Two Interactive Software Inc.	(1) (2)	37,798	1,314,992
THQ Inc.	(1) (2)	101,809	2,335,498
Ulticom Inc.	(1)	14,375	230,431

			42,217,226

STORAGE & WAREHOUSING—0.04%
Mobile Mini Inc.	(1) (2)	33,520	1,107,501

			1,107,501

TELECOMMUNICATIONS—2.24%
Adaptec Inc.	(1)	531,244	4,032,142
Aeroflex Inc.	(1)	17,216	208,658
AirGate PCS Inc.	(1)	37,109	1,321,080
Alaska Communications Systems Group Inc.		48,386	417,571
Anaren Inc.	(1)	34,390	445,694
Anixter International Inc.		76,125	2,739,739
Arris Group Inc.	(1)	85,058	598,808
Audiovox Corp. Class A	(1) (2)	38,917	614,110
Black Box Corp.	(2)	78,570	3,772,931
Boston Communications Group Inc.	(1)	37,387	345,456
Broadwing Corp.	(1) (2)	236,740	2,156,701
C-COR Inc.	(1)	81,804	760,777
Centennial Communications Corp.	(1)	56,215	445,785
Cincinnati Bell Inc.	(1)	1,191,331	4,944,024
Commonwealth Telephone Enterprises Inc.	(1) (2)	52,096	2,587,087
CommScope Inc.	(1) (2)	98,460	1,860,894
Comtech Telecommunications Corp.	(1)	18,010	677,356
CT Communications Inc.	(2)	91,677	1,127,627
D&E Communications Inc.		57,700	695,285
Dobson Communications Corp. Class A	(1) (2)	249,460	429,071
Eagle Broadband Inc.	(1) (2)	987,791	651,942
EMS Technologies Inc.	(1)	12,126	201,534
Enterasys Networks Inc.	(1)	438,738	789,728
Extreme Networks Inc.	(1)	139,098	911,092
Finisar Corp.	(1) (2)	87,519	199,543
General Communication Inc. Class A	(1)	221,319	2,443,362
Golden Telecom Inc.	(2)	27,998	739,707
Hypercom Corp.	(1)	80,584	477,057
Infonet Services Corp. Class B	(1)	298,522	603,014
Iowa Telecommunications Services Inc.		57,384	1,237,773
ITC DeltaCom Inc.	(1)	26,465	45,255
JAMDAT Mobile Inc.	(1)	5,508	113,740
MasTec Inc.	(1)	114,930	1,161,942
MRV Communications Inc.	(1) (2)	471,194	1,729,282
Network Equipment Technologies Inc.	(1) (2)	28,062	275,569
Newport Corp.	(1) (2)	109,199	1,539,706
Oplink Communications Inc.	(1)	231,472	456,000
Optical Communication Products Inc.	(1)	39,111	97,778
Powerwave Technologies Inc.	(1) (2)	272,175	2,308,044
Price Communications Corp.	(1)	195,141	3,627,671
Primus Telecommunications Group Inc.	(1) (2)	356,493	1,133,648
REMEC Inc.	(1) (2)	121,775	877,998
SafeNet Inc.	(1) (2)	58,697	2,156,528
Shenandoah Telecommunications Co.		29,356	879,212
SureWest Communications	(2)	13,178	373,596
Sycamore Networks Inc.	(1)	849,314	3,448,215

Symmetricom Inc.	(1)	33,803	328,227
TALK America Holdings Inc.	(1) (2)	130,740	865,499
Time Warner Telecom Inc. Class A	(1)	240,977	1,050,660
Triton PCS Holdings Inc. Class A	(1)	186,624	638,254
USA Mobility Inc.	(1)	86,265	3,046,017
Zhone Technologies Inc.	(1) (2)	259,489	672,077

			65,260,466

TEXTILES—0.23%
Angelica Corp.		43,385	1,173,564
G&K Services Inc. Class A		84,887	3,685,794
UniFirst Corp.		43,929	1,242,312
Weyco Group Inc.		13,296	588,880

			6,690,550

TOYS, GAMES & HOBBIES—0.26%
Action Performance Companies Inc.	(2)	74,173	815,161
Department 56 Inc.	(1)	64,237	1,069,546
Jakks Pacific Inc.	(1) (2)	123,200	2,723,952
LeapFrog Enterprises Inc.	(1) (2)	8,709	118,442
RC2 Corp.	(1)	35,965	1,172,459
Topps Co. (The)	(2)	159,893	1,558,957

			7,458,517

TRANSPORTATION—2.38%
Alexander & Baldwin Inc.		206,570	8,762,699
Arkansas Best Corp.		33,386	1,498,698
Central Freight Lines Inc.	(1)	3,357	21,149
Covenant Transport Inc. Class A	(1)	42,681	888,618
Florida East Coast Industries Inc.		98,199	4,428,775
Genesee & Wyoming Inc. Class A	(1)	79,541	2,237,488
GulfMark Offshore Inc.	(1) (2)	33,158	738,429
Heartland Express Inc.		21,366	480,094
Hub Group Inc. Class A	(1)	7,724	403,347
Kansas City Southern Industries Inc.	(1) (2)	152,325	2,700,722
Kirby Corp.	(1) (2)	52,945	2,349,699
Laidlaw International Inc.	(1) (2)	504,301	10,792,041
Landstar System Inc.	(1)	9,234	679,992
Marten Transport Ltd.	(1)	39,445	896,585
Offshore Logistics Inc.	(1)	98,244	3,189,983
Overnite Corp.		136,151	5,070,263
Overseas Shipholding Group Inc.		130,732	7,216,406
P.A.M. Transportation Services Inc.	(1)	31,264	586,200
Pacer International Inc.	(1)	39,355	836,687
Quality Distribution Inc.	(1)	19,957	168,437
RailAmerica Inc.	(1)	137,266	1,791,321
SCS Transportation Inc.	(1)	23,741	554,827
Seabulk International Inc.	(1) (2)	27,791	336,549
Swift Transportation Co. Inc.	(1) (2)	168,996	3,630,034
U.S. Xpress Enterprises Inc. Class A	(1)	19,235	563,586
USF Corp.		134,934	5,120,745
Werner Enterprises Inc.		146,273	3,311,621

			69,254,995

TRUCKING & LEASING—0.32%
AMERCO	(1)	27,129	1,247,391
GATX Corp.	(2)	239,502	7,079,679
Greenbrier Companies Inc. (The)		27,534	932,026

			9,259,096

WATER—0.36%
American States Water Co.		80,535	2,093,910
California Water Service Group	(2)	82,899	3,121,147
Connecticut Water Service Inc.		39,133	1,036,633

Middlesex Water Co.	(2)	46,124	873,589
PICO Holdings Inc.	(1)	39,058	811,235
SJW Corp.		31,324	1,140,194
Southwest Water Co.	(2)	93,056	1,251,607

			10,328,315

TOTAL COMMON STOCKS (Cost: $2,485,593,681)			2,902,591,268

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—22.60%

COMMERCIAL PAPER—5.67%
Alpine Securitization Corp.
2.28%, 01/06/05	(4)	$1,832,394	1,832,045
Amsterdam Funding Corp.
2.25%, 01/04/05	(4)	916,197	916,140
2.33%, 01/10/05	(4)	1,832,394	1,831,564
Barton Capital Corp.
2.27%, 01/04/05	(4)	3,750,910	3,750,673
2.27%, 01/10/05	(4)	4,075,097	4,073,298
2.30%, 01/21/05	(4)	1,481,454	1,479,750
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(4)	4,489,438	4,488,876
2.29%, 01/07/05	(4)	3,664,787	3,663,855
Cantabric Finance LLC
2.27%, 01/03/05	(4)	1,905,689	1,905,689
2.28%, 01/03/05	(4)	2,125,577	2,125,577
2.38%, 01/20/05	(4)	3,664,787	3,660,668
Chariot Funding LLC
2.31%, 01/11/05	(4)	2,793,044	2,791,610
Corporate Asset Funding
2.21%, 02/07/05	(4)	2,748,590	2,742,698
2.26%, 02/03/05	(4)	3,664,787	3,657,655
CRC Funding LLC
2.21%, 02/07/05	(4)	916,197	914,233
Den Danske Bank NY
2.25%, 01/03/05	(4)	916,197	916,197
DEPFA Bank PLC
2.28%, 05/03/05	(4)	1,832,394	1,818,498
Edison Asset Securitization
2.26%, 05/04/05	(4)	4,580,984	4,546,186
Fairway Finance Corp.
2.55%, 01/03/05	(4)	3,533,771	3,533,771
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(4)	732,957	732,495
2.30%, 02/02/05	(4)	3,664,787	3,657,763
2.31%, 01/11/05	(4)	3,709,241	3,707,337
2.33%, 01/12/05	(4)	1,708,267	1,707,272
Ford Credit Auto Receivables
1.85%, 01/14/05	(4)	1,832,394	1,831,358
2.28%, 04/27/05	(4)	2,748,590	2,728,746
Fortis Funding LLC
2.35%, 05/09/05	(4)	5,130,702	5,088,502
Gemini Securitization Corp.
2.31%, 01/10/05	(4)	1,832,394	1,831,571
General Electric Capital Corp.
2.24%, 02/02/05	(4)	10,994,361	10,973,839
2.26%, 01/05/05	(4)	3,664,787	3,664,327
2.29%, 01/24/05	(4)	916,197	914,973

Georgetown Funding Co. LLC
2.27%, 01/20/05	(4)	1,282,676	1,281,301
2.38%, 01/19/05	(4)	1,465,915	1,464,364
GIRO Funding US Corp.
2.20%, 02/08/05	(4)	2,034,800	2,030,324
2.30%, 02/02/05	(4)	916,197	914,441
2.33%, 02/03/05	(4)	916,197	914,359
Grampian Funding LLC
2.27%, 02/01/05	(4)	2,748,590	2,743,564
Jupiter Securitization Corp.
2.30%, 01/10/05	(4)	1,526,457	1,525,774
2.30%, 02/01/05	(4)	1,832,394	1,828,999
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(4)	3,083,845	3,082,049
Liberty Street Funding Corp.
2.31%, 01/10/05	(4)	2,128,362	2,127,406
Mont Blanc Capital Corp.
2.27%, 01/07/05	(4)	1,250,132	1,249,817
2.32%, 01/10/05	(4)	1,884,653	1,883,803
Mortgage Interest Networking Trust
2.24%, 02/01/05	(4)	2,382,112	2,377,813
Nationwide Building Society
2.21%, 02/10/05	(4)	3,664,787	3,656,238
New Center Asset Trust
2.25%, 02/02/05	(4)	3,444,900	3,438,441
Park Avenue Receivables Corp.
2.31%, 01/19/05	(4)	1,839,650	1,837,761
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(4)	1,832,394	1,830,520
2.30%, 02/02/05	(4)	1,832,394	1,828,881
2.34%, 01/20/05	(4)	2,748,590	2,745,553
Scaldis Capital LLC
2.28%, 01/07/05	(4)	3,298,308	3,297,473
Solitaire Funding Ltd.
2.28%, 01/04/05	(4)	2,203,417	2,203,277
2.28%, 02/02/05	(4)	2,336,155	2,331,717
Sydney Capital Corp.
2.25%, 01/18/05	(4)	1,832,394	1,830,676
2.29%, 01/06/05	(4)	2,694,352	2,693,837
Tulip Funding Corp.
2.25%, 01/14/05	(4)	1,832,394	1,831,134
2.35%, 01/13/05	(4)	5,339,082	5,335,597
2.36%, 01/24/05	(4)	3,664,787	3,659,742
UBS Finance (Delaware)
2.33%, 01/04/05	(4)	7,329,574	7,329,100
Variable Funding Capital Corp.
2.26%, 01/05/05	(4)	1,832,394	1,832,164
2.30%, 01/07/05	(4)	1,832,394	1,831,925
2.32%, 01/14/05	(4)	1,832,394	1,831,095
Yorktown Capital LLC
2.32%, 01/10/05	(4)	1,832,394	1,831,567
2.34%, 01/13/05	(4)	916,197	915,601

			165,003,479

FLOATING RATE NOTES—8.07%
American Express Credit Corp.
2.43%, 10/26/05	(4)	7,329,574	7,332,553
Bank of Nova Scotia
2.34%, 09/26/05	(4)	916,197	915,901
Beta Finance Inc.
2.27%, 05/04/05	(4) (5)	2,198,872	2,198,727
2.32%, 09/23/05	(4) (5)	3,298,308	3,297,358
2.32%, 09/27/05	(4) (5)	2,931,830	2,930,972

2.44%, 03/15/05	(4) (5)	1,832,394	1,832,688
2.47%, 10/27/05	(4) (5)	3,481,548	3,484,670
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(4)	5,497,181	5,495,938
2.34%, 12/14/05	(4)	3,298,308	3,297,295
2.36%, 10/31/05	(4)	3,664,787	3,664,005
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(4)	6,486,673	6,486,673
CC USA Inc.
2.06%, 07/29/05	(4) (5)	3,664,787	3,664,162
2.27%, 05/04/05	(4) (5)	3,664,787	3,664,544
Commodore CDO Ltd.
2.55%, 12/12/05	(4)	916,197	916,197
Den Danske Bank NY
2.32%, 08/12/05	(4)	3,664,787	3,664,121
2.33%, 10/17/05	(4)	3,664,787	3,663,927
2.35%, 08/26/05	(4)	3,664,787	3,664,079
DEPFA Bank PLC
2.47%, 09/15/05	(4)	3,664,787	3,664,787
Dorada Finance Inc.
2.06%, 07/29/05	(4) (5)	3,041,773	3,041,254
Fairway Finance LLC
2.35%, 03/14/05	(4)	3,664,787	3,664,787
2.37%, 01/20/05	(4)	1,832,394	1,832,394
Fifth Third Bancorp
2.38%, 11/23/05	(4) (5)	7,329,574	7,329,575
Five Finance Inc.
2.37%, 04/29/05	(4) (5)	2,931,830	2,931,737
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(4)	2,101,936	2,101,937
HBOS Treasury Services PLC
2.55%, 04/22/05	(4)	3,664,787	3,664,787
K2 USA LLC
2.05%, 07/25/05	(4) (5)	1,832,394	1,832,189
2.33%, 06/10/05	(4) (5)	3,664,787	3,664,593
2.33%, 09/12/05	(4) (5)	3,664,787	3,664,284
2.39%, 10/20/05	(4) (5)	3,664,787	3,664,887
Links Finance LLC
2.12%, 04/25/05	(4)	3,664,787	3,665,529
2.35%, 04/15/05	(4) (5)	3,664,787	3,664,582
2.36%, 11/16/05	(4) (5)	1,832,394	1,832,075
National City Bank (Ohio)
2.29%, 08/09/05	(4)	3,664,787	3,664,131
2.35%, 06/23/05	(4)	3,664,787	3,664,272
2.36%, 06/10/05	(4)	1,832,394	1,832,643
Nationwide Building Society
2.40%, 01/06/06	(4) (5)	3,664,787	3,664,787
2.58%, 01/27/06	(4) (5)	6,230,138	6,230,842
Norddeutsche Landesbank
2.04%, 07/27/05	(4)	3,664,787	3,664,063
Northern Rock PLC
2.02%, 01/13/05	(4)	3,481,548	3,481,548
2.39%, 10/25/05	(4)	7,329,574	7,329,575
Permanent Financing PLC
2.32%, 03/10/05	(4)	3,664,787	3,664,787
2.34%, 09/12/05	(4)	4,580,984	4,580,984
2.35%, 06/10/05	(4)	1,649,154	1,649,154
Sedna Finance Inc.
2.37%, 01/10/06	(4)	732,957	732,769
Sigma Finance Inc.
2.01%, 01/09/06	(4)	3,664,787	3,663,987
2.28%, 12/06/05	(4) (5)	3,664,787	3,663,718
2.34%, 10/07/05	(4) (5)	1,282,676	1,282,374
2.39%, 08/17/05	(4)	1,832,394	1,832,493

2.39%, 09/15/05	(4)	4,580,984	4,581,278
2.47%, 11/28/05	(4) (5)	3,664,787	3,667,765
Tango Finance Corp.
2.24%, 05/17/05	(4) (5)	3,041,773	3,041,718
2.30%, 04/07/05	(4) (5)	1,344,977	1,344,942
2.33%, 02/25/05	(4) (5)	2,052,281	2,052,221
2.36%, 01/18/05	(4) (5)	1,612,506	1,612,500
2.37%, 09/15/05	(4) (5)	3,225,013	3,224,657
2.39%, 07/25/05	(4) (5)	3,664,787	3,664,583
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(4)	5,497,181	5,497,181
2.40%, 01/25/05	(4)	5,497,181	5,497,181
WhistleJacket Capital LLC
2.32%, 12/08/05	(4) (5)	2,382,112	2,381,754
2.36%, 07/15/05	(4) (5)	2,748,590	2,748,295
2.36%, 09/15/05	(4)	2,748,590	2,748,205
2.36%, 10/14/05	(4) (5)	1,832,394	1,832,252
2.38%, 01/17/06	(4) (5)	1,282,676	1,282,661
2.45%, 06/15/05	(4) (5)	1,832,394	1,832,206
White Pine Finance LLC
2.02%, 07/11/05	(4)	916,197	916,143
2.24%, 11/01/05	(4) (5)	1,869,041	1,868,544
2.27%, 07/05/05	(4)	1,832,394	1,832,192
2.29%, 05/20/05	(4)	1,649,154	1,649,092
2.35%, 04/15/05	(4) (5)	2,748,590	2,748,437
2.37%, 06/15/05	(4) (5)	1,502,563	1,502,563
2.37%, 01/13/06	(4) (5)	3,664,787	3,664,381
2.38%, 03/29/05	(4)	1,575,858	1,575,776
2.38%, 06/28/05	(4)	2,455,407	2,455,162
2.38%, 08/26/05	(4) (5)	1,832,394	1,832,158
Winston Funding Ltd.
2.16%, 01/23/05	(4) (5)	2,616,658	2,616,658

			234,665,839

MEDIUM-TERM NOTES—0.40%
CC USA Inc.
1.29%, 04/15/05	(4) (5)	3,664,787	3,664,685
1.51%, 02/15/05	(4) (5)	2,382,112	2,382,548
Dorada Finance Inc.
1.48%, 01/18/05	(4) (5)	2,748,590	2,748,585
K2 USA LLC
1.46%, 01/12/05	(4) (5)	1,832,394	1,832,389
WhistleJacket Capital LLC
1.32%, 02/04/05	(4) (5)	916,197	916,181

			11,544,388

MONEY MARKET FUNDS—3.29%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(4) (6)	14,659,149	14,659,149
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(4) (6)	42,182,049	42,182,049
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(4) (6)	36,647,872	36,647,872
BlackRock Temp Cash Money Market Fund	(4)	683,455	683,455
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(4)	1,382,817	1,382,817

			95,555,342

REPURCHASE AGREEMENTS—1.89%
Goldman Sachs & Co.
2.29%, 01/03/05	(4) (7)	$36,647,872	36,647,872

Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(4) (7)	18,323,936	18,323,936

			54,971,808

TIME DEPOSITS—2.82%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(4)	3,664,787	3,664,787
1.33%, 02/10/05	(4)	1,832,394	1,832,365
1.39%, 02/02/05	(4)	1,832,394	1,832,371
1.39%, 04/08/05	(4)	2,565,351	2,565,251
2.63%, 01/04/05	(4)	3,664,787	3,664,787
Bank of America N.A.
1.50%, 01/03/05	(4)	3,750,129	3,750,129
Credit Suisse First Boston
2.34%, 01/14/05	(4)	5,497,181	5,497,181
Fifth Third Bancorp
2.18%, 01/03/05	(4)	3,664,787	3,664,787
HBOS Treasury Services PLC
1.24%, 04/01/05	(4)	2,345,464	2,345,408
Natexis Banques
2.32%, 02/02/05	(4)	916,197	916,204
National City Bank (Ohio)
1.25%, 01/06/05	(4)	3,664,787	3,664,789
Norddeutsche Landesbank
2.11%, 06/07/05	(4)	3,664,787	3,664,478
Toronto-Dominion Bank
1.22%, 03/23/05	(4)	6,413,378	6,413,134
1.34%, 02/10/05	(4)	1,465,915	1,465,892
1.77%, 05/10/05	(4)	1,832,394	1,832,330
1.90%, 05/11/05	(4)	1,832,394	1,832,330
2.25%, 01/31/05	(4)	1,832,394	1,832,394
2.30%, 05/12/05	(4)	916,197	915,968
2.66%, 11/09/05	(4)	3,664,787	3,664,326
UBS Finance (Connecticut)
2.32%, 01/07/05	(4)	3,664,787	3,664,789
2.67%, 11/09/05	(4)	1,465,915	1,465,792
Washington Mutual Bank
2.27%, 02/02/05	(4)	1,465,915	1,465,915
2.35%, 02/02/05	(4)	5,863,659	5,863,611
Wells Fargo Bank N.A.
2.34%, 01/26/05	(4)	14,659,149	14,659,149

			82,138,167

U.S. GOVERNMENT AGENCY NOTES—0.46%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(4)	2,565,351	2,567,648
1.80%, 01/18/05	(4)	1,704,126	1,702,848
1.80%, 01/19/05	(4)	1,832,394	1,830,928
2.06%, 05/31/05	(4)	1,827,006	1,811,534
Federal National Mortgage Association
2.33%, 07/22/05	(4)	5,497,181	5,426,175

			13,339,133

TOTAL SHORT-TERM INVESTMENTS (Cost: $657,218,156)			657,218,156

TOTAL INVESTMENTS IN SECURITIES — 122.42% (Cost: $3,142,811,837)	(8)		3,559,809,424
Other Assets, Less Liabilities — (22.42%)			(652,030,038)

NET ASSETS — 100.00%			$2,907,779,386

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(4)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(5)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(8)	The cost of investments for federal income tax purposes was $3,152,398,766. Net unrealized appreciation aggregated $407,410,658, of which $456,403,704 represented gross unrealized appreciation on securities and $48,993,046 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2004

Security		Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.28%
ADVO Inc.		3,933	$140,211
Catalina Marketing Corp.	(1)	7,086	209,958
Donnelley (R.H.) Corp.	(2)	2,978	175,851
Getty Images Inc.	(1) (2)	5,804	399,605
Greenfield Online Inc.	(2)	1,024	22,518
Grey Global Group Inc.		119	130,899
Harte-Hanks Inc.		7,724	200,670
Interpublic Group of Companies Inc.	(2)	55,582	744,799
Lamar Advertising Co.	(2)	11,199	479,093
Marchex Inc. Class B	(1) (2)	879	18,459
Omnicom Group Inc.		25,144	2,120,142
Reading International Inc. Class A	(1) (2)	2,455	20,524
SITEL Corp.	(1) (2)	6,396	15,734
ValueVision Media Inc. Class A	(2)	2,889	40,186
Ventiv Health Inc.	(2)	2,133	43,343
West Corp.	(2)	2,553	84,530

			4,846,522

AEROSPACE & DEFENSE—1.62%
AAR Corp.	(2)	4,448	60,582
Alliant Techsystems Inc.	(2)	4,914	321,277
Armor Holdings Inc.	(1) (2)	3,893	183,049
BE Aerospace Inc.	(2)	7,712	89,768
Boeing Co. (The)		112,459	5,822,002
Curtiss-Wright Corp.	(1)	2,863	164,365
DRS Technologies Inc.	(2)	3,088	131,888
Ducommun Inc.	(2)	927	19,328
EDO Corp.		1,984	62,992
Engineered Support Systems Inc.	(1)	2,883	170,731
Esterline Technologies Corp.	(2)	3,355	109,541
GenCorp Inc.	(1)	6,447	119,721
General Dynamics Corp.		26,480	2,769,808
Goodrich (B.F.) Co.		15,871	518,029
HEICO Corp.	(1)	2,532	57,198
Herley Industries Inc.	(2)	1,556	31,649
Innovative Solutions & Support Inc.	(1) (2)	1,013	33,794
Kaman Corp. Class A		2,578	32,612
L-3 Communications Holdings Inc.		13,734	1,005,878
Lockheed Martin Corp.		49,854	2,769,390
Moog Inc. Class A	(1) (2)	3,582	162,444
MTC Technologies Inc.	(2)	1,005	33,738
Northrop Grumman Corp.		47,825	2,599,767
Orbital Sciences Corp.	(1) (2)	6,884	81,438
Raytheon Co.		60,243	2,339,236
Rockwell Collins Inc.		23,622	931,652
Sequa Corp. Class A	(2)	882	53,934
Teledyne Technologies Inc.	(2)	4,456	131,140
Titan Corp. (The)	(2)	11,588	187,726
Triumph Group Inc.	(1) (2)	2,020	79,790
United Defense Industries Inc.	(2)	6,302	297,769

United Industrial Corp.	(1)	1,259	48,774
United Technologies Corp.		68,546	7,084,229

			28,505,239

AGRICULTURE—1.26%
Alico Inc.	(1) (2)	498	29,143
Altria Group Inc.		273,444	16,707,428
Delta & Pine Land Co.		5,027	137,137
DIMON Inc.		5,657	38,015
Loews Corp.-Carolina Group		7,835	226,823
Maui Land & Pineapple Co. Inc.	(2)	415	16,289
Monsanto Co.		35,318	1,961,915
Reynolds American Inc.	(1)	19,938	1,567,127
Standard Commercial Corp.		1,480	28,801
Tejon Ranch Co.	(1) (2)	1,014	41,371
Universal Corp.	(1)	3,461	165,574
UST Inc.		22,032	1,059,960
Vector Group Ltd.	(1)	3,121	51,902

			22,031,485

AIRLINES—0.18%
AirTran Holdings Inc.	(1) (2)	11,159	119,401
Alaska Air Group Inc.	(1) (2)	3,980	133,290
America West Holdings Corp. Class B	(1) (2)	4,170	27,439
AMR Corp.	(1) (2)	21,723	237,867
Continental Airlines Inc. Class B	(1) (2)	9,051	122,551
Delta Air Lines Inc.	(1) (2)	14,626	109,402
ExpressJet Holdings Inc.	(2)	4,907	63,202
FLYi Inc.	(1) (2)	5,548	9,820
Frontier Airlines Inc.	(1) (2)	4,478	51,094
JetBlue Airways Corp.	(1) (2)	12,178	282,773
Mesa Air Group Inc.	(1) (2)	4,088	32,459
Northwest Airlines Corp.	(1) (2)	9,444	103,223
Pinnacle Airlines Corp.	(2)	2,140	29,832
Republic Airways Holdings Inc.	(2)	734	9,740
SkyWest Inc.		8,050	161,483
Southwest Airlines Co.		105,051	1,710,230

			3,203,806

APPAREL—0.43%
Carter’s Inc.	(1) (2)	678	23,045
Cherokee Inc.	(1)	1,004	35,421
Coach Inc.	(2)	25,008	1,410,451
Columbia Sportswear Co.	(1) (2)	2,126	126,731
Deckers Outdoor Corp.	(1) (2)	1,285	60,382
DHB Industries Inc.	(1) (2)	3,302	62,870
Guess? Inc.	(2)	1,927	24,184
Gymboree Corp.	(1) (2)	4,142	53,100
Hartmarx Corp.	(2)	3,478	27,024
Jones Apparel Group Inc.		16,931	619,167
Kellwood Co.	(1)	3,460	119,370
K-Swiss Inc. Class A		3,462	100,813
Liz Claiborne Inc.		14,807	625,003
Nike Inc. Class B		21,732	1,970,875
OshKosh B’Gosh Inc. Class A	(1)	969	20,737
Oxford Industries Inc.	(1)	1,862	76,901
Perry Ellis International Inc.	(2)	655	13,329
Phillips-Van Heusen Corp.		3,477	93,879
Polo Ralph Lauren Corp.		5,557	236,728
Quiksilver Inc.	(2)	7,549	224,885
Reebok International Ltd.	(1)	7,068	310,992
Russell Corp.		3,775	73,537
Skechers U.S.A. Inc. Class A	(2)	2,891	37,467
Steven Madden Ltd.	(1) (2)	1,472	27,762

Stride Rite Corp.		4,640	51,829
Timberland Co. Class A	(2)	2,736	171,465
VF Corp.		11,277	624,520
Warnaco Group Inc. (The)	(2)	5,871	126,814
Wolverine World Wide Inc.		5,203	163,478

			7,512,759

AUTO MANUFACTURERS—0.49%
A.S.V. Inc.	(2)	994	47,613
Ford Motor Co.		234,121	3,427,531
General Motors Corp.	(1)	61,825	2,476,709
Navistar International Corp.	(2)	8,289	364,550
Noble International Ltd.		637	12,988
Oshkosh Truck Corp.		4,759	325,420
PACCAR Inc.		23,329	1,877,518
Wabash National Corp.	(2)	3,830	103,142

			8,635,471

AUTO PARTS & EQUIPMENT—0.33%
Aftermarket Technology Corp.	(2)	1,536	24,730
American Axle & Manufacturing Holdings Inc.		5,476	167,894
ArvinMeritor Inc.	(1)	9,299	208,019
Autoliv Inc.		12,566	606,938
Bandag Inc.		1,562	77,803
BorgWarner Inc.		7,420	401,941
Collins & Aikman Corp.	(1) (2)	4,460	19,446
Commercial Vehicle Group Inc.	(2)	1,372	29,951
Cooper Tire & Rubber Co.		9,084	195,760
Dana Corp.		19,776	342,718
Delphi Corp.	(1)	63,700	574,574
Exide Technologies Inc.	(2)	2,866	39,493
Goodyear Tire & Rubber Co. (The)	(1) (2)	20,673	303,066
Hayes Lemmerz International Inc.	(2)	4,644	41,007
Johnson Controls Inc.		25,262	1,602,621
Keystone Automotive Industries Inc.	(2)	1,846	42,919
Lear Corp.	(1)	9,257	564,770
Modine Manufacturing Co.	(1)	3,187	107,625
Sports Resorts International Inc.	(2)	107	308
Standard Motor Products Inc.	(1)	1,748	27,618
Strattec Security Corp.	(2)	410	25,674
Superior Industries International Inc.	(1)	2,916	84,710
Tenneco Automotive Inc.	(2)	5,449	93,941
Tower Automotive Inc.	(1) (2)	8,026	19,182
TRW Automotive Holdings Corp.	(2)	2,934	60,734
Visteon Corp.		16,941	165,514

			5,828,956

BANKS—6.95%
ABC Bancorp		1,171	24,591
ACE Cash Express Inc.	(2)	1,003	29,749
Alabama National Bancorp	(1)	1,685	108,682
AMCORE Financial Inc.		3,495	112,469
AmericanWest Bancorporation	(2)	1,575	31,894
AmSouth Bancorp		46,799	1,212,094
Arrow Financial Corp.	(1)	1,144	35,464
Associated Bancorp		16,996	564,437
Assurant Inc.		10,780	329,329
BancFirst Corp.		391	30,881
Bancorp Inc. (The)	(2)	704	11,264
BancorpSouth Inc.	(1)	10,544	256,957
BancTrust Financial Group Inc.	(1)	923	22,715
Bank of America Corp.		543,650	25,546,113
Bank of Granite Corp.		1,929	40,316
Bank of Hawaii Corp.		7,119	361,218

Bank of New York Co. Inc. (The)		103,463	3,457,733
Bank of the Ozarks Inc.	(1)	1,486	50,569
Banknorth Group Inc.		22,942	839,677
Banner Corp.		1,508	47,035
BB&T Corp.		73,806	3,103,542
BOK Financial Corp.	(2)	2,475	120,681
Boston Private Financial Holdings Inc.	(1)	3,682	103,722
Bryn Mawr Bank Corp.	(1)	830	18,252
Camden National Corp.	(1)	978	38,543
Capital City Bank Group Inc.	(1)	1,154	48,237
Capital Corporation of the West		550	25,851
Capital Crossing Bank	(1) (2)	345	10,588
Capitol Bancorp Ltd.	(1)	1,459	51,386
Cascade Bancorp	(1)	1,977	39,975
Cathay General Bancorp	(1)	5,743	215,363
Center Financial Corp.		1,064	21,301
Central Coast Bancorp	(1) (2)	1,351	31,195
Central Pacific Financial Corp.	(1)	3,848	139,182
Century Bancorp Inc. Class A	(1)	427	12,596
Chemical Financial Corp.	(1)	3,120	133,910
Chittenden Corp.	(1)	6,268	180,080
Citizens Banking Corp.		5,790	198,886
City Bank	(1)	1,087	39,295
City Holding Co.		2,149	77,880
City National Corp.		5,526	390,412
Coastal Financial Corp.	(1)	1,876	35,944
CoBiz Inc.	(1)	1,527	30,998
Colonial BancGroup Inc. (The)		17,580	373,223
Columbia Bancorp		647	22,121
Columbia Banking System Inc.		2,016	50,380
Comerica Inc.		23,022	1,404,802
Commerce Bancorp Inc.	(1)	9,198	592,351
Commerce Bancshares Inc.		8,273	415,305
Community Bank System Inc.	(1)	3,638	102,773
Community Banks Inc.		1,401	39,452
Community Trust Bancorp Inc.	(1)	1,646	53,265
Compass Bancshares Inc.		16,307	793,662
Corus Bankshares Inc.		2,035	97,700
Cullen/Frost Bankers Inc.		6,871	333,931
CVB Financial Corp.	(1)	4,772	126,744
East West Bancorp Inc.		6,745	283,020
EuroBancshares Inc.	(2)	1,186	24,906
Farmers Capital Bank Corp.	(1)	964	39,717
Fifth Third Bancorp		63,920	3,022,138
Financial Institutions Inc.	(1)	1,080	25,110
First BanCorp (Puerto Rico)	(1)	4,640	294,686
First Bancorp Inc. (North Carolina)	(1)	1,459	39,641
First Busey Corp. Class A	(1)	1,624	33,893
First Charter Corp.	(1)	4,011	104,968
First Citizens BancShares Inc. Class A	(1)	791	117,266
First Commonwealth Financial Corp.	(1)	9,680	148,975
First Community Bancorp	(1)	1,689	72,120
First Community Bancshares Inc.	(1)	1,402	50,584
First Financial Bancorp	(1)	4,875	85,312
First Financial Bankshares Inc.	(1)	1,756	78,686
First Financial Corp.	(1)	1,964	68,799
First Horizon National Corp.		16,525	712,393
First Indiana Corp.	(1)	1,861	41,891
First Marblehead Corp. (The)	(2)	2,380	133,875
First Merchants Corp.	(1)	2,554	72,278
First Midwest Bancorp Inc.	(1)	6,258	227,103
First National Bankshares of Florida	(1)	8,059	192,610
First Oak Brook Bancshares Inc. Class A	(1)	1,002	32,475
First of Long Island Corp.		415	20,937

First Republic Bank		1,759	93,227
1st Source Corp.		1,462	37,296
First State Bancorp		1,070	39,333
FirstMerit Corp.		11,444	326,040
FNB Corp. (Pennsylvania)	(1)	6,489	132,116
FNB Corp. (Virginia)		952	26,999
Fremont General Corp.	(1)	8,541	215,062
Frontier Financial Corp.	(1)	2,136	82,471
Fulton Financial Corp.	(1)	16,217	378,018
GB&T Bancshares Inc.	(1)	1,281	30,898
Genworth Financial Inc. Class A		19,446	525,042
German American Bancorp		1,413	22,749
Glacier Bancorp Inc.	(1)	3,186	108,451
Gold Bancorp Inc.		5,247	76,711
Great Southern Bancorp Inc.	(1)	1,392	48,720
Greater Bay Bancorp	(1)	6,738	187,855
Hancock Holding Co.	(1)	3,669	122,765
Hanmi Financial Corp.		1,990	71,521
Harleysville National Corp.	(1)	3,643	96,904
Heartland Financial USA Inc.		1,432	28,798
Hibernia Corp. Class A		20,692	610,621
Hudson United Bancorp		6,124	241,163
Huntington Bancshares Inc.	(1)	30,768	762,431
IBERIABANK Corp.		793	52,623
Independent Bank Corp. (Massachusetts)		1,864	62,910
Independent Bank Corp. (Michigan)	(1)	2,687	80,153
Integra Bank Corp.	(1)	2,197	50,773
Interchange Financial Services Corp.		1,413	36,625
International Bancshares Corp.		4,789	188,591
Investors Financial Services Corp.		8,960	447,821
Irwin Financial Corp.	(1)	2,368	67,228
KeyCorp		54,565	1,849,753
K-Fed Bancorp		858	12,836
KNBT Bancorp Inc.		3,719	62,851
Lakeland Bancorp Inc.	(1)	2,490	43,700
Lakeland Financial Corp.		879	34,896
M&T Bank Corp.		10,090	1,088,106
Macatawa Bank Corp.	(1)	1,089	35,164
Main Street Banks Inc.	(1)	1,924	67,205
MainSource Financial Group Inc.		1,116	26,639
Marshall & Ilsley Corp.		29,517	1,304,651
MB Financial Inc.		2,500	105,375
MBT Financial Corp.		2,199	51,171
Mellon Financial Corp.		56,438	1,755,786
Mercantile Bank Corp.		902	35,629
Mercantile Bankshares Corp.		10,615	554,103
Mid-State Bancshares		3,198	91,623
Midwest Banc Holdings Inc.	(1)	1,359	29,721
Nara Bancorp Inc.	(1)	2,616	55,642
National City Corp.		79,057	2,968,590
National Penn Bancshares Inc.	(1)	4,423	122,517
NBC Capital Corp.		1,058	28,111
NBT Bancorp Inc.	(1)	4,400	113,168
NewAlliance Bancshares Inc.		11,555	176,791
North Fork Bancorp Inc.		57,389	1,655,673
Northern Trust Corp.		25,946	1,260,457
Oak Hill Financial Inc.		549	21,296
Old National Bancorp	(1)	8,901	230,180
Old Second Bancorp Inc.	(1)	1,698	54,132
Omega Financial Corp.	(1)	1,568	53,751
Oriental Financial Group Inc.	(1)	2,304	65,218
Origen Financial Inc.		1,375	10,285
Pacific Capital Bancorp	(1)	6,253	212,539
Park National Corp.	(1)	1,886	255,553

Peapack-Gladstone Financial Corp.	(1)	926	29,215
PennRock Financial Services Corp.	(1)	982	38,210
Peoples Bancorp Inc.	(1)	1,344	36,866
Peoples Holding Co.		1,181	39,091
Placer Sierra Bancshares		909	25,852
PNC Financial Services Group		37,510	2,154,574
Popular Inc.		35,346	1,019,025
PrivateBancorp Inc.	(1)	2,300	74,129
Prosperity Bancshares Inc.	(1)	2,060	60,173
Provident Bankshares Corp.		4,383	159,410
R&G Financial Corp. Class B	(1)	3,851	149,727
Regions Financial Corp.		61,313	2,182,130
Republic Bancorp Inc.	(1)	9,055	138,360
Republic Bancorp Inc. Class A	(1)	1,043	26,805
Riggs National Corp.	(1)	2,488	52,895
Royal Bancshares of Pennsylvania Class A	(1)	666	17,994
S&T Bancorp Inc.	(1)	3,192	120,306
Sandy Spring Bancorp Inc.	(1)	2,056	78,806
Santander BanCorp	(1)	623	18,790
SCBT Financial Corp.		1,110	37,273
Seacoast Banking Corp. of Florida	(1)	1,643	36,557
Security Bank Corp.	(1)	458	18,320
Signature Bank	(2)	898	29,059
Silicon Valley Bancshares	(1) (2)	4,804	215,315
Simmons First National Corp. Class A	(1)	2,036	58,942
Sky Financial Group Inc.		13,666	391,804
Smithtown Bancorp Inc.		545	17,304
South Financial Group Inc. (The)		9,267	301,456
Southern Community Financial Corp.		1,530	15,835
Southside Bancshares Inc.		1,120	25,592
Southwest Bancorp Inc.		1,557	38,115
Southwest Bancorp of Texas Inc.	(1)	9,306	216,737
State Bancorp Inc.		1,009	27,747
State Financial Services Corp. Class A		611	18,391
State Street Corp.	(1)	44,676	2,194,485
Sterling Bancorp	(1)	2,013	56,867
Sterling Bancshares Inc.	(1)	5,897	84,150
Sterling Financial Corp. (Pennsylvania)	(1)	2,733	78,355
Suffolk Bancorp	(1)	1,644	57,261
Sun Bancorp Inc. (New Jersey)	(2)	1,340	33,473
SunTrust Banks Inc.		43,636	3,223,828
Susquehanna Bancshares Inc.		6,280	156,696
SY Bancorp Inc.	(1)	1,566	37,741
Synovus Financial Corp.		40,571	1,159,519
Taylor Capital Group Inc.		626	20,971
TCF Financial Corp.		18,969	609,664
Texas Capital Bancshares Inc.	(2)	3,011	65,098
Texas Regional Bancshares Inc. Class A	(1)	5,350	174,838
Tompkins Trustco Inc.	(1)	1,043	55,790
TriCo Bancshares		1,649	38,587
TrustCo Bank Corp. NY	(1)	10,045	138,521
Trustmark Corp.	(1)	6,303	195,834
U.S. Bancorp		252,769	7,916,725
UCBH Holdings Inc.	(1)	6,103	279,639
UMB Financial Corp.	(1)	1,961	111,110
Umpqua Holdings Corp.	(1)	5,713	144,025
Union Bankshares Corp.	(1)	1,005	38,622
UnionBanCal Corp.		7,509	484,180
United Bancshares Inc.	(1)	5,169	197,197
United Community Banks Inc.	(1)	3,684	99,210
United PanAm Financial Corp.	(1) (2)	374	7,128
Univest Corp. of Pennsylvania		916	42,154
Unizan Financial Corp.		3,015	79,445
USB Holding Co. Inc.		1,429	35,582

Valley National Bancorp	(1)	13,340	368,851
Virginia Commerce Bancorp Inc.	(1) (2)	868	24,582
Virginia Financial Group Inc.		931	34,130
W Holding Co. Inc.		9,820	225,278
Wachovia Corp.		214,457	11,280,438
Washington Trust Bancorp Inc.	(1)	1,969	57,711
Wells Fargo & Co.		225,018	13,984,869
WesBanco Inc.	(1)	2,417	77,271
West Bancorporation		2,457	43,268
West Coast Bancorp		2,082	52,904
Westamerica Bancorp	(1)	4,178	243,619
Western Sierra Bancorp	(1) (2)	940	36,054
Whitney Holding Corp.		5,347	240,562
Wilmington Trust Corp.	(1)	8,763	316,782
Wilshire Bancorp Inc.	(2)	2,070	34,238
Wintrust Financial Corp.		2,926	166,665
Yardville National Bancorp	(1)	1,302	44,607
Zions Bancorporation		11,936	812,006

			121,926,460

BEVERAGES—1.81%
Anheuser-Busch Companies Inc.		107,272	5,441,909
Boston Beer Co. Inc. Class A	(1) (2)	1,260	26,800
Brown-Forman Corp. Class B		7,516	365,879
Coca-Cola Bottling Co. Consolidated	(1)	425	24,250
Coca-Cola Co. (The)		281,266	11,709,104
Coca-Cola Enterprises Inc.		31,478	656,316
Constellation Brands Inc.	(1) (2)	12,282	571,236
Coors (Adolph) Co. Class B		3,508	265,450
Farmer Brothers Co.	(1)	848	20,556
Hansen Natural Corp.	(2)	881	32,077
National Beverage Corp.		1,012	8,420
Peet’s Coffee & Tea Inc.	(1) (2)	1,536	40,658
Pepsi Bottling Group Inc.		20,326	549,615
PepsiAmericas Inc.		9,676	205,518
PepsiCo Inc.		227,624	11,881,973

			31,799,761

BIOTECHNOLOGY—1.53%
Affymetrix Inc.	(1) (2)	8,084	295,470
Aksys Ltd.	(1) (2)	2,128	11,832
Alexion Pharmaceuticals Inc.	(1) (2)	3,575	90,090
Amgen Inc.	(2)	172,779	11,083,773
Applera Corp. - Celera Genomics Group	(2)	9,713	133,554
ARIAD Pharmaceuticals Inc.	(2)	6,556	48,711
Avant Immunotherapeutics Inc.	(1) (2)	7,980	16,040
Axonyx Inc.	(2)	7,378	45,744
Barrier Therapeutics Inc.	(2)	811	13,463
Biogen Idec Inc.	(2)	45,203	3,010,972
Bio-Rad Laboratories Inc. Class A	(2)	2,382	136,655
Cambrex Corp.	(1)	3,598	97,506
CancerVax Corp.	(1) (2)	1,636	17,751
Celgene Corp.	(2)	21,820	578,885
Cell Genesys Inc.	(1) (2)	5,966	48,325
Charles River Laboratories International Inc.	(2)	7,961	366,286
Chiron Corp.	(2)	14,659	488,584
Ciphergen Biosystems Inc.	(1) (2)	2,444	10,509
Corgentech Inc.	(2)	732	6,061
CuraGen Corp.	(1) (2)	5,635	40,347
Curis Inc.	(1) (2)	6,956	36,310
CYTOGEN Corp.	(2)	1,649	18,996
Cytokinetics Inc.	(2)	693	7,103
deCODE genetics Inc.	(1) (2)	6,549	51,148
Digene Corp.	(1) (2)	1,931	50,496

Diversa Corp.	(1	) (2)	3,541	30,948
Encysive Pharmaceuticals Inc.	(2)		7,220	71,695
Enzo Biochem Inc.	(1	) (2)	3,224	62,771
Enzon Pharmaceuticals Inc.	(2)		6,000	82,320
Exelixis Inc.	(1	) (2)	8,520	80,940
Genaera Corp.	(1	) (2)	8,510	29,104
Genencor International Inc.	(2)		819	13,432
Genentech Inc.	(2)		59,007	3,212,341
Genzyme Corp.	(1	) (2)	32,551	1,890,259
Geron Corp.	(1	) (2)	6,291	50,139
GTx Inc.	(2)		908	12,249
Human Genome Sciences Inc.	(1	) (2)	17,840	214,437
ICOS Corp.	(1	) (2)	7,053	199,459
Illumina Inc.	(1	) (2)	4,217	39,977
Immunogen Inc.	(2)		5,507	48,682
Immunomedics Inc.	(1	) (2)	5,501	16,723
Incyte Corp.	(1	) (2)	9,517	95,075
Integra LifeSciences Holdings Corp.	(1	) (2)	2,725	100,634
InterMune Inc.	(1	) (2)	3,602	47,763
Invitrogen Corp.	(2)		6,912	464,003
Keryx Biopharmaceuticals Inc.	(2)		2,461	28,474
Kosan Biosciences Inc.	(2)		2,915	20,201
Lexicon Genetics Inc.	(1	) (2)	7,721	59,876
LifeCell Corp.	(2)		3,250	33,215
Martek Biosciences Corp.	(1	) (2)	3,378	172,954
Maxim Pharmaceuticals Inc.	(1	) (2)	3,151	9,516
Maxygen Inc.	(2)		2,734	34,968
MedImmune Inc.	(2)		33,127	898,073
Millennium Pharmaceuticals Inc.	(2)		40,930	496,072
Millipore Corp.	(2)		6,670	332,233
Momenta Pharmaceuticals Inc.	(2)		1,209	8,536
Myogen Inc.	(2)		2,831	22,846
Myriad Genetics Inc.	(1	) (2)	4,195	94,429
Nanogen Inc.	(1	) (2)	6,732	49,548
Nektar Therapeutics	(1	) (2)	11,351	229,744
Neose Technologies Inc.	(1	) (2)	2,777	18,661
Oscient Pharmaceuticals Corp.	(2)		7,031	25,663
Peregrine Pharmaceuticals Inc.	(1	) (2)	15,230	17,819
Praecis Pharmaceuticals Inc.	(2)		7,119	13,526
Protein Design Labs Inc.	(2)		12,601	260,337
Regeneration Technologies Inc.	(1	) (2)	3,202	33,557
Regeneron Pharmaceuticals Inc.	(2)		4,507	41,509
Seattle Genetics Inc.	(1	) (2)	4,207	27,472
Serologicals Corp.	(1	) (2)	4,647	102,792
SuperGen Inc.	(1	) (2)	6,058	42,709
Telik Inc.	(1	) (2)	5,571	106,629
Tercica Inc.	(1	) (2)	1,175	11,762
Third Wave Technologies Inc.	(2)		4,164	35,810
Transkaryotic Therapies Inc.	(1	) (2)	3,995	101,433
Vertex Pharmaceuticals Inc.	(1	) (2)	10,188	107,687

				26,905,613

BUILDING MATERIALS—0.37%
Aaon Inc.	(2)		1,114	17,902
American Standard Companies Inc.	(2)		24,741	1,022,298
Apogee Enterprises Inc.			3,823	51,266
Comfort Systems USA Inc.	(2)		4,382	33,654
Drew Industries Inc.	(2)		886	32,047
Eagle Materials Inc.	(1)		2,470	213,285
ElkCorp			2,535	86,748
Florida Rock Industries Inc.			4,179	248,776
Genlyte Group Inc. (The)	(1	) (2)	1,679	143,857
Lafarge North America Inc.			4,396	225,603
Lennox International Inc.	(1)		6,062	123,362

LSI Industries Inc.		2,526	28,923
Martin Marietta Materials Inc.	(1)	6,369	341,761
Masco Corp.		58,256	2,128,092
NCI Building Systems Inc.	(1) (2)	2,491	93,412
Simpson Manufacturing Co. Inc.	(1)	4,712	164,449
Texas Industries Inc.		2,772	172,917
Trex Co. Inc.	(1) (2)	1,355	71,056
U.S. Concrete Inc.	(2)	2,040	15,647
Universal Forest Products Inc.		2,136	92,702
USG Corp.	(1) (2)	4,387	176,664
Vulcan Materials Co.		13,675	746,792
York International Corp.	(1)	5,500	189,970

			6,421,183

CHEMICALS—1.68%
Aceto Corp.	(1)	1,898	36,138
Air Products & Chemicals Inc.		30,224	1,752,085
Airgas Inc.		8,040	213,140
Albemarle Corp.		4,215	163,163
American Vanguard Corp.	(1)	526	19,346
Arch Chemicals Inc.		2,951	84,930
Ashland Inc.		9,454	551,925
Cabot Corp.		8,426	325,918
Cabot Microelectronics Corp.	(1) (2)	3,375	135,169
Crompton Corp.		15,804	186,487
Cytec Industries Inc.	(1)	5,192	266,973
Dow Chemical Co. (The)		124,865	6,182,066
Du Pont (E.I.) de Nemours and Co.		133,408	6,543,662
Eastman Chemical Co.	(1)	10,261	592,368
Ecolab Inc.		24,533	861,844
Engelhard Corp.		16,696	512,066
Ferro Corp.	(1)	5,537	128,403
FMC Corp.	(2)	4,899	236,622
Fuller (H.B.) Co.		3,996	113,926
Georgia Gulf Corp.		3,717	185,107
Grace (W.R.) & Co.	(1) (2)	8,961	121,959
Great Lakes Chemical Corp.	(1)	6,910	196,866
Hercules Inc.	(2)	14,895	221,191
International Flavors & Fragrances Inc.		11,323	485,077
Kronos Worldwide Inc.		618	25,183
Lubrizol Corp.		8,745	322,341
Lyondell Chemical Co.	(1)	25,866	748,045
MacDermid Inc.		3,500	126,350
Minerals Technologies Inc.	(1)	2,783	185,626
Mosaic Co. (The)	(1) (2)	15,217	248,341
NewMarket Corp.	(2)	2,042	40,636
NL Industries Inc.	(2)	1,182	26,122
Octel Corp.		1,468	30,549
Olin Corp.	(1)	9,412	207,252
OM Group Inc.	(2)	3,890	126,114
OMNOVA Solutions Inc.	(1) (2)	5,573	31,320
PolyOne Corp.	(1) (2)	12,964	117,454
PPG Industries Inc.		22,808	1,554,593
Praxair Inc.		43,213	1,907,854
Quaker Chemical Corp.	(1)	1,045	25,958
Rohm & Haas Co.		21,309	942,497
RPM International Inc.	(1)	15,820	311,021
Schulman (A.) Inc.	(1)	4,224	90,436
Sensient Technologies Corp.	(1)	6,166	147,922
Sherwin-Williams Co. (The)		15,887	709,037
Sigma-Aldrich Corp.		9,216	557,199
Spartech Corp.		3,174	85,984
Stepan Co.		930	22,655
Symyx Technologies Inc.	(1) (2)	3,849	115,778

Terra Industries Inc.	(1) (2)	5,641	50,092
UAP Holding Corp.	(2)	3,675	63,467
Valhi Inc.	(1)	1,450	23,330
Valspar Corp. (The)		6,936	346,869
Wellman Inc.	(1)	4,397	47,004
Westlake Chemical Corp.		1,656	55,310

			29,408,770

COAL—0.10%
Arch Coal Inc.		8,287	294,520
CONSOL Energy Inc.		12,091	496,336
Massey Energy Co.	(1)	10,226	357,399
Peabody Energy Corp.		8,572	693,561

			1,841,816

COMMERCIAL SERVICES—1.48%
Aaron Rents Inc.	(1)	5,117	127,925
ABM Industries Inc.	(1)	5,070	99,980
ADESA Inc.		12,743	270,406
Administaff Inc.	(1) (2)	3,147	39,684
Advisory Board Co. (The)	(1) (2)	2,182	80,472
Albany Molecular Research Inc.	(1) (2)	3,730	41,552
Alderwoods Group Inc.	(2)	4,910	55,876
Alliance Data Systems Corp.	(2)	6,050	287,254
AMN Healthcare Services Inc.	(1) (2)	1,867	29,704
Answerthink Inc.	(2)	5,132	23,915
Apollo Group Inc. Class A	(2)	20,376	1,644,547
ARAMARK Corp. Class B		13,687	362,842
Arbitron Inc.	(2)	4,076	159,698
Banta Corp.		3,389	151,692
BearingPoint Inc.	(2)	21,210	170,316
Block (H & R) Inc.		21,899	1,073,051
Bowne & Co. Inc.	(1)	4,599	74,780
Bright Horizons Family Solutions Inc.	(1) (2)	1,717	111,193
Career Education Corp.	(2)	13,465	538,600
CDI Corp.	(1)	1,681	35,940
Cendant Corp.		135,708	3,172,853
Central Parking Corp.		2,481	37,587
Century Business Services Inc.	(2)	8,708	37,967
Charles River Associates Inc.	(1) (2)	1,337	62,531
Chemed Corp.		1,692	113,550
ChoicePoint Inc.	(2)	11,869	545,855
Clark Inc.	(2)	1,877	29,131
Coinstar Inc.	(2)	3,420	91,759
Consolidated Graphics Inc.	(2)	1,472	67,565
Convergys Corp.	(2)	19,492	292,185
Corinthian Colleges Inc.	(1) (2)	12,102	228,062
Cornell Companies Inc.	(2)	1,434	21,768
Corporate Executive Board Co. (The)		5,256	351,837
Corrections Corp. of America	(2)	4,608	186,394
CorVel Corp.	(1) (2)	998	26,726
CoStar Group Inc.	(1) (2)	2,219	102,473
Cross Country Healthcare Inc.	(1) (2)	3,127	56,536
Deluxe Corp.		6,672	249,066
DeVry Inc.	(1) (2)	8,070	140,095
DiamondCluster International Inc. Class A	(2)	3,407	48,822
Dollar Thrifty Automotive Group Inc.	(2)	3,194	96,459
Donnelley (R.R.) & Sons Co.		29,021	1,024,151
Educate Inc.	(2)	2,396	31,723
Education Management Corp.	(2)	9,895	326,634
Electro Rent Corp.	(1)	2,028	28,858
Equifax Inc.		17,225	484,022
Euronet Worldwide Inc.	(2)	3,172	82,535
Exponent Inc.	(2)	973	26,748

First Advantage Corp. Class A	(2)	521	10,628
First Health Group Corp.	(2)	12,509	234,043
Forrester Research Inc.	(2)	1,945	34,893
FTI Consulting Inc.	(1) (2)	5,611	118,224
Gartner Inc. Class A	(1) (2)	8,257	102,882
Geo Group Inc. (The)	(2)	1,080	28,706
Gevity HR Inc.		2,944	60,529
Healthcare Services Group Inc.	(1)	2,168	45,181
Heidrick & Struggles International Inc.	(1) (2)	2,080	71,282
Hewitt Associates Inc. Class A	(2)	5,520	176,695
Hooper Holmes Inc.	(1)	8,080	47,834
Hudson Highland Group Inc.	(1) (2)	1,297	37,354
Huron Consulting Group Inc.	(2)	772	17,138
Insurance Auto Auctions Inc.	(2)	1,024	22,958
Integrated Electrical Services Inc.	(1) (2)	4,471	21,640
Interactive Data Corp.	(1) (2)	5,005	108,809
Intersections Inc.	(2)	723	12,472
iPayment Holdings Inc.	(1) (2)	1,462	72,398
Iron Mountain Inc.	(1) (2)	14,691	447,929
ITT Educational Services Inc.	(1) (2)	6,016	286,061
Jackson Hewitt Tax Service Inc.		5,098	128,724
Kelly Services Inc. Class A	(1)	2,443	73,730
Kforce Inc.	(2)	2,841	31,535
Korn/Ferry International	(1) (2)	4,120	85,490
Labor Ready Inc.	(1) (2)	5,631	95,277
Landauer Inc.	(1)	1,061	48,488
Laureate Education Inc.	(2)	5,144	226,799
Learning Tree International Inc.	(1) (2)	1,578	21,145
LECG Corp.	(2)	1,467	27,360
Magellan Health Services Inc.	(2)	3,428	117,100
Manpower Inc.		12,051	582,063
MAXIMUS Inc.	(2)	2,520	78,422
McGrath RentCorp	(1)	1,132	49,367
McKesson Corp.		38,884	1,223,291
Medical Staffing Network Holdings Inc.	(2)	905	7,412
Midas Inc.	(1) (2)	2,030	40,600
MoneyGram International Inc.		11,660	246,492
Monro Muffler Brake Inc.	(1) (2)	1,022	25,857
Moody’s Corp.		16,694	1,449,874
MPS Group Inc.	(1) (2)	13,870	170,046
Navigant Consulting Inc.	(2)	5,980	159,068
NCO Group Inc.	(1) (2)	3,557	91,948
Neurogen Corp.	(2)	3,676	34,407
PAREXEL International Corp.	(1) (2)	3,511	71,273
Paychex Inc.		43,927	1,497,032
PDI Inc.	(1) (2)	1,044	23,260
Pharmaceutical Product Development Inc.	(2)	6,477	267,435
PRA International	(2)	1,096	27,159
Pre-Paid Legal Services Inc.	(1)	1,464	54,973
PRG-Schultz International Inc.	(2)	5,232	26,317
Princeton Review Inc. (The)	(1) (2)	1,597	9,822
ProxyMed Inc.	(2)	571	5,607
QC Holdings Inc.	(2)	656	12,569
Quanta Services Inc.	(2)	9,504	76,032
Rent-A-Center Inc.	(2)	8,421	223,156
Rent-Way Inc.	(1) (2)	3,495	27,995
Resources Connection Inc.	(1) (2)	3,068	166,623
Rewards Network Inc.	(2)	2,881	20,167
Robert Half International Inc.		19,572	576,004
Rollins Inc.	(1)	2,493	65,616
Service Corp. International	(2)	44,300	330,035
ServiceMaster Co. (The)		38,734	534,142
SFBC International Inc.	(1) (2)	1,645	64,977
Sotheby’s Holdings Inc. Class A	(1) (2)	5,739	104,220

Source Interlink Companies Inc.	(2)		2,943	39,083
SOURCECORP Inc.	(2)		1,955	37,360
Spherion Corp.	(2)		7,556	63,470
StarTek Inc.	(1)		1,434	40,797
Stewart Enterprises Inc. Class A	(1	) (2)	13,640	95,344
Strayer Education Inc.	(1)		1,937	212,663
TeleTech Holdings Inc.	(1	) (2)	5,029	48,731
TNS Inc.	(2)		475	10,379
United Rentals Inc.	(1	) (2)	5,591	105,670
Universal Technical Institute Inc.	(1	) (2)	1,724	65,719
Valassis Communications Inc.	(1	) (2)	7,046	246,680
Vertrue Inc.	(1	) (2)	1,084	40,943
Viad Corp.			3,082	87,806
Volt Information Sciences Inc.	(2)		960	28,214
Watson Wyatt & Co. Holdings	(1)		4,555	122,757
Weight Watchers International Inc.	(1	) (2)	5,363	220,258

				25,965,758

COMPUTERS—4.27%
ActivCard Corp.	(2)		5,019	44,669
Advanced Digital Information Corp.	(2)		8,658	86,753
Affiliated Computer Services Inc. Class A	(1	) (2)	16,418	988,199
Agilysys Inc.			3,975	68,131
Ansoft Corp.	(1	) (2)	738	14,908
Anteon International Corp.	(1	) (2)	3,684	154,212
Apple Computer Inc.	(2)		53,647	3,454,867
BISYS Group Inc. (The)	(2)		16,038	263,825
Blue Coat Systems Inc.	(2)		1,027	19,112
Brocade Communications Systems Inc.	(2)		34,179	261,128
CACI International Inc. Class A	(1	) (2)	3,841	261,687
Cadence Design Systems Inc.	(1	) (2)	36,488	503,899
Carreker Corp.	(2)		2,133	18,344
Catapult Communications Corp.	(2)		1,072	25,900
Ceridian Corp.	(2)		20,013	365,838
CIBER Inc.	(1	) (2)	7,054	68,001
Cognizant Technology Solutions Corp.	(2)		17,289	731,843
Computer Sciences Corp.	(2)		25,017	1,410,208
Covansys Corp.	(2)		2,871	43,926
Cray Inc.	(2)		11,801	54,993
CyberGuard Corp.	(2)		2,021	12,732
CyberSource Corp.	(2)		2,989	21,371
Dell Inc.	(2)		337,570	14,225,200
Diebold Inc.			9,612	535,677
Digimarc Corp.	(2)		1,464	13,644
Dot Hill Systems Corp.	(2)		4,995	39,161
DST Systems Inc.	(2)		9,986	520,470
Echelon Corp.	(1	) (2)	3,187	26,898
Electronic Data Systems Corp.			67,660	1,562,946
Electronics For Imaging Inc.	(1	) (2)	6,936	120,756
EMC Corp.	(2)		322,839	4,800,616
Equinix Inc.	(1	) (2)	1,384	59,152
FactSet Research Systems Inc.	(1)		2,627	153,522
Gateway Inc.	(2)		29,170	175,312
Henry (Jack) & Associates Inc.			9,177	182,714
Hewlett-Packard Co.			406,952	8,533,783
Hutchinson Technology Inc.	(1	) (2)	3,547	122,620
iGATE Corp.	(2)		1,871	7,578
Imation Corp.			4,731	150,588
InFocus Corp.	(2)		5,525	50,609
Intergraph Corp.	(2)		4,290	115,530
Internap Network Services Corp.	(2)		42,657	39,671
International Business Machines Corp.			224,708	22,151,715
InterVoice-Brite Inc.	(2)		4,895	65,348
Iomega Corp.	(2)		7,509	41,600

Kanbay International Inc.	(2)		1,043	32,646
Komag Inc.	(2)		3,363	63,157
Kronos Inc.	(1	) (2)	4,107	209,991
LaserCard Corp.	(1	) (2)	970	10,175
Lexar Media Inc.	(1	) (2)	9,671	75,821
Lexmark International Inc.	(2)		17,325	1,472,625
Magma Design Automation Inc.	(1	) (2)	2,985	37,492
Manhattan Associates Inc.	(1	) (2)	3,849	91,914
Maxtor Corp.	(2)		32,066	169,950
McDATA Corp. Class A	(1	) (2)	15,577	92,839
Mentor Graphics Corp.	(1	) (2)	10,419	159,307
Mercury Computer Systems Inc.	(1	) (2)	2,934	87,081
Merge Technologies Inc.	(1	) (2)	1,604	35,689
MICROS Systems Inc.	(2)		2,172	169,546
Mobility Electronics Inc.	(1	) (2)	2,670	22,909
MTS Systems Corp.	(1)		2,977	100,652
National Instruments Corp.	(1)		6,964	189,769
NCR Corp.	(1	) (2)	12,668	877,006
Ness Technologies Inc.	(2)		1,802	26,850
NetScout Systems Inc.	(1	) (2)	2,510	17,520
Network Appliance Inc.	(2)		41,197	1,368,564
Overland Storage Inc.	(2)		1,897	31,661
PalmOne Inc.	(1	) (2)	5,555	175,260
PEC Solutions Inc.	(2)		1,768	25,053
Perot Systems Corp. Class A	(1	) (2)	10,104	161,967
Quantum Corp.	(1	) (2)	23,607	61,850
RadiSys Corp.	(1	) (2)	2,481	48,504
Reynolds & Reynolds Co. (The) Class A			8,269	219,211
SanDisk Corp.	(1	) (2)	21,705	541,974
SI International Inc.	(1	) (2)	965	29,683
Silicon Graphics Inc.	(1	) (2)	35,618	61,619
Silicon Storage Technology Inc.	(2)		10,691	63,611
SimpleTech Inc.	(2)		2,364	10,874
SRA International Inc. Class A	(1	) (2)	1,802	115,688
Storage Technology Corp.	(2)		14,102	445,764
Stratasys Inc.	(1	) (2)	1,166	39,131
Sun Microsystems Inc.	(2)		444,293	2,390,296
SunGard Data Systems Inc.	(2)		38,533	1,091,640
Sykes Enterprises Inc.	(2)		3,099	21,538
Synaptics Inc.	(1	) (2)	2,938	89,844
Synopsys Inc.	(2)		20,367	399,601
Syntel Inc.			674	11,822
TALX Corp.	(1)		1,620	41,780
Tier Technologies Inc. Class B	(2)		1,917	17,732
TransAct Technologies Inc.	(2)		951	20,313
Tumbleweed Communications Corp.	(2)		5,159	17,231
Tyler Technologies Inc.	(1	) (2)	5,686	47,535
Ultimate Software Group Inc.	(1	) (2)	2,351	29,811
Unisys Corp.	(2)		44,819	456,257
Western Digital Corp.	(2)		27,492	298,013
Xybernaut Corp.	(1	) (2)	20,280	24,944

				74,871,366

COSMETICS & PERSONAL CARE—2.09%
Alberto-Culver Co.	(1)		9,581	465,349
Avon Products Inc.			62,768	2,429,122
Chattem Inc.	(1	) (2)	2,339	77,421
Colgate-Palmolive Co.			70,806	3,622,435
Del Laboratories Inc.	(2)		498	17,306
Elizabeth Arden Inc.	(1	) (2)	2,773	65,831
Estee Lauder Companies Inc. Class A	(1)		14,348	656,708
Gillette Co. (The)			133,842	5,993,445
Inter Parfums Inc.	(1)		850	13,515
Kimberly-Clark Corp.			66,880	4,401,373

Procter & Gamble Co.			342,743	18,878,284
Revlon Inc. Class A	(2)		17,703	40,717

				36,661,506

DISTRIBUTION & WHOLESALE—0.28%
Advanced Marketing Services Inc.	(1)		1,862	18,732
Aviall Inc.	(2)		3,218	73,917
Beacon Roofing Supply Inc.	(2)		1,831	36,364
Brightpoint Inc.	(2)		2,161	42,226
Building Materials Holdings Corp.			1,709	65,438
CDW Corp.			8,649	573,861
Central European Distribution Corp.	(1	) (2)	1,576	46,555
Fastenal Co.	(1)		8,112	499,375
Genuine Parts Co.			23,168	1,020,782
Grainger (W.W.) Inc.			10,282	684,987
Handleman Co.			3,119	66,996
Hughes Supply Inc.			8,913	288,336
Ingram Micro Inc. Class A	(2)		16,294	338,915
LKQ Corp.	(2)		1,658	33,276
NuCo2 Inc.	(1	) (2)	1,072	23,788
ScanSource Inc.	(2)		1,716	106,667
SCP Pool Corp.	(1)		7,214	230,127
Tech Data Corp.	(2)		7,753	351,986
United Stationers Inc.	(1	) (2)	4,484	207,161
Watsco Inc.	(1)		2,934	103,335
WESCO International Inc.	(2)		2,482	73,566

				4,886,390

DIVERSIFIED FINANCIAL SERVICES—7.45%
Accredited Home Lenders Holding Co.	(1	) (2)	2,272	112,873
Advanta Corp. Class B			2,683	65,116
Affiliated Managers Group Inc.	(1	) (2)	3,262	220,968
American Express Co.			150,478	8,482,445
AmeriCredit Corp.	(1	) (2)	20,889	510,736
Ameritrade Holding Corp.	(2)		31,893	453,518
Archipelago Holdings Inc.	(2)		1,567	32,876
Asset Acceptance Capital Corp.	(2)		1,196	25,475
Asta Funding Inc.			1,377	36,959
Bear Stearns Companies Inc. (The)			13,949	1,427,122
BKF Capital Group Inc.	(1)		900	34,110
BlackRock Inc.			2,408	186,042
Calamos Asset Management Inc. Class A	(2)		3,185	85,995
Capital One Financial Corp.	(1)		31,896	2,685,962
Capital Southwest Corp.			315	24,734
Capital Trust Inc. Class A			1,633	50,149
CapitalSource Inc.	(1	) (2)	8,751	224,638
CharterMac	(1)		5,916	144,587
Chicago Mercantile Exchange Holdings Inc.	(1)		4,427	1,012,455
Circle Group Holdings Inc.	(1	) (2)	2,063	4,580
CIT Group Inc.			28,236	1,293,774
Citigroup Inc.			689,474	33,218,857
Cohen & Steers Inc.			638	10,367
Collegiate Funding Services LLC	(2)		775	10,920
CompuCredit Corp.	(2)		2,541	69,471
Countrywide Financial Corp.			74,337	2,751,213
Credit Acceptance Corp.	(2)		1,527	38,862
Doral Financial Corp.			11,425	562,681
E*TRADE Financial Corp.	(2)		48,977	732,206
Eaton Vance Corp.			9,003	469,506
Education Lending Group Inc.	(1	) (2)	1,383	21,450
Edwards (A.G.) Inc.			10,653	460,316
Encore Capital Group Inc.	(2)		1,801	42,828
eSpeed Inc.	(2)		2,923	36,158
Federal Agricultural Mortgage Corp.			1,124	26,189

Federal Home Loan Mortgage Corp.		91,823	6,767,355
Federal National Mortgage Association		129,235	9,202,824
Federated Investors Inc. Class B		11,153	339,051
Financial Federal Corp.	(1) (2)	2,361	92,551
First Cash Inc.	(2)	1,337	35,711
Franklin Resources Inc.		21,234	1,478,948
Friedman, Billings, Ramsey Group Inc. Class A	(1)	18,633	361,294
Gabelli Asset Management Inc. Class A	(1)	967	46,919
Goldman Sachs Group Inc. (The)		43,648	4,541,138
Greenhill & Co. Inc.		496	14,235
Greg Manning Auctions Inc.	(1) (2)	638	7,898
Harris & Harris Group Inc.	(2)	2,249	36,839
IndyMac Bancorp Inc.		8,120	279,734
Instinet Group Inc.	(2)	17,202	103,728
Investment Technology Group Inc.	(2)	5,846	116,920
Janus Capital Group Inc.		31,710	533,045
Jefferies Group Inc.		6,859	276,281
JP Morgan Chase & Co.		475,108	18,533,963
Knight Trading Group Inc.	(2)	15,742	172,375
LaBranche & Co. Inc.	(1) (2)	7,054	63,204
Legg Mason Inc.		13,998	1,025,493
Lehman Brothers Holdings Inc.		36,846	3,223,288
MarketAxess Holdings Inc.	(2)	672	11,431
Marlin Business Services Corp.	(2)	640	12,160
MBNA Corp.		151,532	4,271,687
Merrill Lynch & Co. Inc.		127,779	7,637,351
Metris Companies Inc.	(2)	4,076	51,969
Morgan Stanley		146,593	8,138,843
National Financial Partners Corp.	(1)	4,559	176,889
Nelnet Inc. Class A	(2)	1,213	32,666
Nuveen Investments Inc. Class A		2,507	98,951
Piper Jaffray Companies Inc.	(1) (2)	2,611	125,197
Portfolio Recovery Associates Inc.	(1) (2)	1,685	69,456
Providian Financial Corp.	(2)	39,026	642,758
Raymond James Financial Inc.		8,093	250,721
Sanders Morris Harris Group Inc.	(1)	1,542	27,463
Schwab (Charles) Corp. (The)		132,448	1,584,078
SLM Corp.		58,404	3,118,190
Stifel Financial Corp.	(2)	687	14,393
Student Loan Corp.		527	96,968
SWS Group Inc.		1,977	43,336
T. Rowe Price Group Inc.		14,606	908,493
Waddell & Reed Financial Inc. Class A		11,152	266,421
Westcorp Inc.		2,918	134,024
WFS Financial Inc.		915	46,464
World Acceptance Corp.	(2)	2,174	59,807

			130,638,648

ELECTRIC—2.88%
AES Corp. (The)	(2)	85,147	1,163,959
Allegheny Energy Inc.	(1) (2)	18,495	364,536
ALLETE Inc.		3,951	145,199
Alliant Energy Corp.		14,854	424,824
Ameren Corp.		25,816	1,294,414
American Electric Power Co. Inc.		52,611	1,806,662
Aquila Inc.	(2)	32,017	118,143
Avista Corp.		6,642	117,364
Black Hills Corp.	(1)	4,222	129,531
Calpine Corp.	(1) (2)	57,950	228,323
CenterPoint Energy Inc.	(1)	36,035	407,195
Central Vermont Public Service Corp.	(1)	1,566	36,425
CH Energy Group Inc.	(1)	2,137	102,683
Cinergy Corp.		23,993	998,829
Cleco Corp.	(1)	6,531	132,318

CMS Energy Corp.	(1) (2)	26,307	274,908
Consolidated Edison Inc.	(1)	32,023	1,401,006
Constellation Energy Group Inc.		22,430	980,415
Dominion Resources Inc.		43,446	2,943,032
DPL Inc.		16,733	420,166
DTE Energy Co.	(1)	23,132	997,683
Duke Energy Corp.		121,729	3,083,396
Duquesne Light Holdings Inc.	(1)	10,274	193,665
Edison International		43,446	1,391,575
El Paso Electric Co.	(2)	6,186	117,163
Empire District Electric Co. (The)	(1)	3,576	81,104
Energy East Corp.		19,401	517,619
Entergy Corp.		30,622	2,069,741
Exelon Corp.		88,186	3,886,357
FirstEnergy Corp.		43,852	1,732,593
FPL Group Inc.		24,572	1,836,757
Great Plains Energy Inc.	(1)	9,753	295,321
Hawaiian Electric Industries Inc.	(1)	10,608	309,223
IDACORP Inc.	(1)	5,661	173,057
MDU Resources Group Inc.		15,754	420,317
MGE Energy Inc.	(1)	2,716	97,857
NiSource Inc.		35,084	799,214
Northeast Utilities		17,365	327,330
NRG Energy Inc.	(2)	10,572	381,121
NSTAR		7,182	389,839
OGE Energy Corp.		11,586	307,145
Ormat Technologies Inc.	(2)	964	15,694
Otter Tail Corp.		3,986	101,763
Pepco Holdings Inc.		25,265	538,650
PG&E Corp.	(2)	53,022	1,764,572
Pinnacle West Capital Corp.	(1)	12,252	544,111
PNM Resources Inc.	(1)	8,195	207,252
PPL Corp.		25,108	1,337,754
Progress Energy Inc.		32,778	1,482,877
Public Service Enterprise Group Inc.	(1)	31,550	1,633,343
Puget Energy Inc.		13,106	323,718
Reliant Energy Inc.	(2)	39,848	543,925
SCANA Corp.		14,788	582,647
Sierra Pacific Resources Corp.	(1) (2)	16,298	171,129
Southern Co. (The)		98,130	3,289,318
TECO Energy Inc.		26,849	411,864
TXU Corp.	(1)	39,484	2,549,087
UIL Holdings Corp.	(1)	1,729	88,698
UniSource Energy Corp.	(1)	4,591	110,689
Westar Energy Inc.		11,440	261,633
Wisconsin Energy Corp.		15,665	528,067
WPS Resources Corp.	(1)	4,995	249,550
Xcel Energy Inc.		53,166	967,621

			50,601,971

ELECTRICAL COMPONENTS & EQUIPMENT—0.43%
Advanced Energy Industries Inc.	(1) (2)	2,562	23,391
American Power Conversion Corp.		22,901	490,081
AMETEK Inc.		9,080	323,884
Artesyn Technologies Inc.	(1) (2)	4,978	56,251
Belden CDT Inc.	(1)	6,181	143,399
C&D Technologies Inc.		3,581	61,020
Capstone Turbine Corp.	(2)	8,680	15,884
Cherokee International Corp.	(2)	943	9,062
Color Kinetics Inc.	(1) (2)	788	13,853
Emerson Electric Co.		56,144	3,935,694
Encore Wire Corp.	(2)	2,033	27,100
Energizer Holdings Inc.	(2)	10,001	496,950
Energy Conversion Devices Inc.	(2)	2,763	53,381

EnerSys	(2)	1,832	27,938
General Cable Corp.	(1) (2)	5,514	76,369
GrafTech International Ltd.	(2)	12,491	118,165
Hubbell Inc. Class B	(1)	8,155	426,506
Intermagnetics General Corp.	(1) (2)	3,793	96,380
Littelfuse Inc.	(2)	2,920	99,747
Magnetek Inc.	(1) (2)	2,506	17,291
Medis Technologies Ltd.	(1) (2)	1,996	36,627
Molex Inc.		18,271	548,130
Powell Industries Inc.	(1) (2)	954	17,639
Power-One Inc.	(2)	8,149	72,689
Rayovac Corp.	(2)	4,726	144,427
Universal Display Corp.	(1) (2)	2,127	19,143
Valence Technology Inc.	(1) (2)	7,706	23,966
Vicor Corp.		3,104	40,693
Wilson Greatbatch Technologies Inc.	(1) (2)	2,621	58,763

			7,474,423

ELECTRONICS—0.87%
ADE Corp.	(1) (2)	1,010	18,907
Agilent Technologies Inc.	(2)	63,905	1,540,110
American Superconductor Corp.	(2)	2,864	42,645
Amphenol Corp. Class A	(2)	9,143	335,914
Analogic Corp.	(1)	1,395	62,482
Applera Corp. - Applied Biosystems Group		26,918	562,855
Arrow Electronics Inc.	(2)	15,278	371,255
Avnet Inc.	(2)	16,137	294,339
AVX Corp.	(1)	6,683	84,206
Bei Technologies Inc.		1,515	46,783
Bel Fuse Inc. Class B	(1)	1,458	49,266
Benchmark Electronics Inc.	(2)	5,595	190,789
Brady Corp. Class A		2,379	148,854
Checkpoint Systems Inc.	(1) (2)	4,886	88,192
Cogent Inc.	(2)	2,767	91,311
Coherent Inc.	(1) (2)	3,984	121,273
CTS Corp.	(1)	4,567	60,695
Cubic Corp.	(1)	2,120	53,360
Cymer Inc.	(1) (2)	5,092	150,418
Daktronics Inc.	(1) (2)	1,952	48,585
DDi Corp.	(2)	2,857	9,085
Dionex Corp.	(1) (2)	2,456	139,182
Electro Scientific Industries Inc.	(2)	3,623	71,590
Excel Technology Inc.	(2)	1,440	37,440
FEI Co.	(2)	3,211	67,431
Fisher Scientific International Inc.	(2)	14,469	902,576
FLIR Systems Inc.	(1) (2)	4,560	290,882
FSI International Inc.	(2)	3,252	15,187
Gentex Corp.	(1)	10,478	387,896
Identix Inc.	(1) (2)	11,116	82,036
II-VI Inc.	(2)	1,497	63,608
Intevac Inc.	(1) (2)	1,636	12,368
Itron Inc.	(1) (2)	2,704	64,653
Jabil Circuit Inc.	(2)	21,640	553,551
Keithley Instruments Inc.		1,678	33,057
KEMET Corp.	(2)	12,137	108,626
Maxwell Technologies Inc.	(1) (2)	1,094	11,093
Measurements Specialties Inc.	(1) (2)	1,427	36,331
Merix Corp.	(2)	1,933	22,268
Methode Electronics Inc.		4,640	59,624
Metrologic Instruments Inc.	(1) (2)	1,116	23,715
Mettler Toledo International Inc.	(2)	5,980	306,834
MIPS Technologies Inc. Class A	(2)	5,774	56,874
Molecular Devices Corp.	(2)	2,085	41,908
Multi-Fineline Electronix Inc.	(2)	991	18,076

OSI Systems Inc.	(1) (2)	1,936	43,967
Paradyne Networks Inc.	(2)	4,257	15,283
Park Electrochemical Corp.		2,444	52,986
Parker Hannifin Corp.		15,882	1,202,903
Paxar Corp.	(2)	4,755	105,418
PerkinElmer Inc.		17,183	386,446
Photon Dynamics Inc.	(1) (2)	2,457	59,656
Planar Systems Inc.	(1) (2)	1,690	18,979
Plexus Corp.	(2)	5,647	73,467
PLX Technology Inc.	(2)	2,317	24,097
RAE Systems Inc.	(2)	5,095	37,193
Rofin-Sinar Technologies Inc.	(2)	2,092	88,805
Rogers Corp.	(1) (2)	2,110	90,941
Sanmina-SCI Corp.	(2)	69,030	584,684
SBS Technologies Inc.	(2)	2,016	28,143
Solectron Corp.	(2)	124,308	662,562
Sonic Solutions Inc.	(1) (2)	2,189	49,121
Spatialight Inc.	(1) (2)	3,433	30,725
Stoneridge Inc.	(2)	1,936	29,292
Suntron Corp.	(2)	635	1,994
Symbol Technologies Inc.		31,044	537,061
Sypris Solutions Inc.	(1)	514	7,869
Taser International Inc.	(1) (2)	6,576	207,736
Technitrol Inc.	(2)	5,469	99,536
Tektronix Inc.		11,903	359,590
Thermo Electron Corp.	(2)	22,285	672,784
Thomas & Betts Corp.	(2)	7,957	244,678
Trimble Navigation Ltd.	(2)	6,657	219,947
TTM Technologies Inc.	(1) (2)	4,978	58,740
Ultralife Batteries Inc.	(1) (2)	1,583	30,789
Varian Inc.	(2)	4,481	183,766
Viisage Technology Inc.	(1) (2)	3,939	35,490
Vishay Intertechnology Inc.	(2)	19,204	288,444
Waters Corp.	(2)	15,915	744,663
Watts Water Technologies Inc. Class A	(1)	3,317	106,940
Woodhead Industries Inc.		1,540	24,686
Woodward Governor Co.		1,336	95,671
X-Rite Inc.		2,419	38,728
Zygo Corp.	(2)	2,094	24,688

			15,346,598

ENERGY - ALTERNATE SOURCES—0.02%
FuelCell Energy Inc.	(1) (2)	5,380	53,262
Headwaters Inc.	(1) (2)	4,583	130,615
KFx Inc.	(1) (2)	6,207	90,126
Plug Power Inc.	(1) (2)	6,271	38,316

			312,319

ENERGY & RELATED—0.00%
Edge Petroleum Corp.	(2)	1,402	20,441
Syntroleum Corp.	(1) (2)	2,963	23,793

			44,234

ENGINEERING & CONSTRUCTION—0.11%
Dycom Industries Inc.	(1) (2)	6,368	194,351
EMCOR Group Inc.	(1) (2)	1,984	89,637
Fluor Corp.	(1)	11,053	602,499
Granite Construction Inc.		4,488	119,381
Infrasource Services Inc.	(2)	858	11,154
Insituform Technologies Inc. Class A	(1) (2)	3,389	76,829
Jacobs Engineering Group Inc.	(1) (2)	7,605	363,443
Perini Corp.	(2)	667	11,132
Shaw Group Inc. (The)	(1) (2)	8,720	155,652
URS Corp.	(2)	3,975	127,597

Washington Group International Inc.	(2)	3,497	144,251

			1,895,926

ENTERTAINMENT—0.25%
Alliance Gaming Corp.	(1) (2)	6,524	90,096
Argosy Gaming Co.	(2)	3,447	160,975
Carmike Cinemas Inc.	(1)	898	32,777
Churchill Downs Inc.		940	42,018
Dover Downs Gaming & Entertainment Inc.		1,563	20,475
Dover Motorsports Inc.		2,483	14,228
DreamWorks Animation SKG Inc. Class A	(2)	4,208	157,842
Empire Resorts Inc.	(1) (2)	838	9,344
Gaylord Entertainment Co.	(1) (2)	4,167	173,056
GTECH Holdings Corp.		15,955	414,032
International Game Technology Inc.		46,379	1,594,510
International Speedway Corp. Class A		4,632	244,570
Isle of Capri Casinos Inc.	(1) (2)	1,679	43,066
Macrovision Corp.	(2)	6,361	163,605
Magna Entertainment Corp. Class A	(2)	5,484	33,014
Metro-Goldwyn-Mayer Inc.		7,676	91,191
Nevada Gold & Casinos Inc.	(2)	914	11,151
Penn National Gaming Inc.	(2)	4,270	258,548
Pinnacle Entertainment Inc.	(2)	5,471	108,216
Regal Entertainment Group Class A	(1)	5,674	117,735
Scientific Games Corp. Class A	(2)	10,382	247,507
Shuffle Master Inc.	(1) (2)	3,028	142,619
Six Flags Inc.	(2)	12,150	65,246
Speedway Motorsports Inc.	(1)	1,954	76,558
Steinway Musical Instruments Inc.	(2)	854	24,715
Sunterra Corp.	(1) (2)	2,050	28,782
Vail Resorts Inc.	(2)	2,673	59,929

			4,425,805

ENVIRONMENTAL CONTROL—0.26%
Aleris International Inc.	(2)	3,622	61,284
Allied Waste Industries Inc.	(2)	37,340	346,515
Calgon Carbon Corp.		4,611	41,868
Casella Waste Systems Inc. Class A	(2)	2,530	37,039
Darling International Inc.	(2)	8,950	39,022
Duratek Inc.	(1) (2)	1,475	36,742
Ionics Inc.	(2)	2,388	103,496
Layne Christensen Co.	(2)	992	18,005
Metal Management Inc.		2,454	65,939
Mine Safety Appliances Co.	(1)	2,923	148,196
Nalco Holding Co.	(2)	5,959	116,320
Republic Services Inc.		20,444	685,692
Stericycle Inc.	(2)	5,890	270,646
Tetra Tech Inc.	(1) (2)	7,049	118,000
TRC Companies Inc.	(2)	1,628	27,676
Waste Connections Inc.	(1) (2)	6,385	218,686
Waste Management Inc.		77,214	2,311,787

			4,646,913

FOOD—1.73%
Albertson’s Inc.	(1)	49,045	1,171,195
American Italian Pasta Co. Class A	(1)	2,195	51,034
Archer-Daniels-Midland Co.		77,660	1,732,595
Arden Group Inc. Class A	(1)	124	12,459
Cal-Maine Foods Inc.	(1)	1,623	19,622
Campbell Soup Co.		30,554	913,259
Chiquita Brands International Inc.	(1)	5,480	120,889
ConAgra Foods Inc.		70,271	2,069,481
Corn Products International Inc.		4,800	257,088
Dean Foods Co.	(2)	19,760	651,092

Del Monte Foods Co.	(2)	24,072	265,273
Flowers Foods Inc.	(1)	4,677	147,700
General Mills Inc.		38,547	1,916,171
Gold Kist Inc.	(2)	1,823	24,829
Great Atlantic & Pacific Tea Co.	(2)	1,922	19,701
Hain Celestial Group Inc.	(1) (2)	3,529	72,944
Heinz (H.J.) Co.		46,815	1,825,317
Hershey Foods Corp.		22,986	1,276,642
Hormel Foods Corp.		9,820	307,857
Ingles Markets Inc. Class A		1,093	13,542
J&J Snack Foods Corp.		926	45,402
Kellogg Co.		32,422	1,447,967
Kraft Foods Inc.	(1)	35,439	1,261,983
Kroger Co.	(2)	98,029	1,719,429
Lance Inc.		3,456	65,768
M&F Worldwide Corp.	(2)	1,146	15,609
McCormick & Co. Inc. NVS		18,299	706,341
MGP Ingredients Inc.	(1)	736	6,359
Nash Finch Co.		1,515	57,206
Pathmark Stores Inc.	(2)	4,135	24,024
Performance Food Group Co.	(1) (2)	6,151	165,523
Pilgrim’s Pride Corp.		2,070	63,508
Provide Commerce Inc.	(2)	514	19,095
Ralcorp Holdings Inc.		3,826	160,424
Ruddick Corp.		4,520	98,039
Safeway Inc.	(2)	59,291	1,170,404
Sanderson Farms Inc.	(1)	1,245	53,884
Sanfilippo (John B.) & Son Inc.	(2)	911	23,486
Sara Lee Corp.		105,133	2,537,911
Seaboard Corp.		42	41,916
Smithfield Foods Inc.	(2)	11,238	332,532
Smucker (J.M.) Co. (The)	(1)	7,650	360,085
SUPERVALU Inc.		17,939	619,254
Sysco Corp.		85,081	3,247,542
Tootsie Roll Industries Inc.	(1)	3,207	111,058
Tyson Foods Inc. Class A		29,392	540,813
United Natural Foods Inc.	(1) (2)	5,118	159,170
Weis Markets Inc.	(1)	1,592	61,403
Whole Foods Market Inc.	(1)	8,277	789,212
Wild Oats Markets Inc.	(1) (2)	3,970	34,976
Winn-Dixie Stores Inc.	(1)	10,561	48,053
Wrigley (William Jr.) Co.		20,866	1,443,719

			30,300,785

FOREST PRODUCTS & PAPER—0.52%
Bowater Inc.		7,389	324,894
Buckeye Technologies Inc.	(1) (2)	4,007	52,131
Caraustar Industries Inc.	(1) (2)	3,591	60,401
Deltic Timber Corp.	(1)	1,466	62,232
Georgia-Pacific Corp.		34,024	1,275,220
Glatfelter Co.	(1)	4,116	62,892
International Paper Co.		64,583	2,712,486
Longview Fibre Co.	(1)	7,148	129,665
Louisiana-Pacific Corp.		14,637	391,393
MeadWestvaco Corp.		26,841	909,641
Neenah Paper Inc.	(2)	2,033	66,276
Pope & Talbot Inc.		2,128	36,410
Potlatch Corp.		3,908	197,667
Rock-Tenn Co. Class A		4,123	62,505
Schweitzer-Mauduit International Inc.	(1)	2,028	68,851
Temple-Inland Inc.		7,433	508,417
Wausau-Mosinee Paper Corp.	(1)	6,091	108,785
Weyerhaeuser Co.		31,983	2,149,897

			9,179,763

GAS—0.31%
AGL Resources Inc.			10,105	335,890
Atmos Energy Corp.			10,315	282,115
Cascade Natural Gas Corp.	(1)		1,521	32,245
Energen Corp.			4,915	289,739
EnergySouth Inc.	(1)		773	21,675
KeySpan Corp.	(1)		21,456	846,439
Laclede Group Inc. (The)	(1)		2,586	80,554
New Jersey Resources Corp.	(1)		3,604	156,197
Nicor Inc.	(1)		5,790	213,883
Northwest Natural Gas Co.	(1)		3,549	119,743
ONEOK Inc.	(1)		13,680	388,786
Peoples Energy Corp.			5,030	221,069
Piedmont Natural Gas Co.	(1)		10,080	234,259
Sempra Energy			27,344	1,002,978
South Jersey Industries Inc.	(1)		1,905	100,127
Southern Union Co.	(2)		8,898	213,374
Southwest Gas Corp.			4,412	112,065
UGI Corp.			6,878	281,379
Vectren Corp.	(1)		10,059	269,581
WGL Holdings Inc.	(1)		6,632	204,531

				5,406,629

HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.			4,536	124,876
Black & Decker Corp.			10,571	933,736
Franklin Electric Co. Inc.			2,124	89,760
Kennametal Inc.			4,936	245,665
Lincoln Electric Holdings Inc.			4,504	155,568
Milacron Inc.	(1	) (2)	5,039	17,082
Regal-Beloit Corp.			3,114	89,060
Snap-On Inc.			7,775	267,149
Stanley Works (The)			9,458	463,347

				2,386,243

HEALTH CARE—0.03%
Abaxis Inc.	(2)		2,046	29,647
ABIOMED Inc.	(1	) (2)	1,604	24,766
America Service Group Inc.	(2)		1,207	32,311
Cyberoptics Corp.	(1	) (2)	801	11,911
Endocardial Solutions Inc.	(2)		2,439	28,536
FARO Technologies Inc.	(1	) (2)	1,511	47,113
Flanders Corp.	(2)		1,176	11,290
Genelabs Technologies Inc.	(1	) (2)	9,745	11,694
I-Flow Corp.	(2)		2,555	46,578
LCA-Vision Inc.			2,208	51,645
LeCroy Corp.	(2)		1,213	28,311
MedCath Corp.	(1	) (2)	542	13,355
Microtek Medical Holdings Inc.	(1	) (2)	4,645	18,859
Microvision Inc.	(1	) (2)	1,872	13,104
Palomar Medical Technologies Inc.	(2)		1,752	45,675
Psychiatric Solutions Inc.	(2)		1,662	60,763
Res-Care Inc.	(2)		1,926	29,314
Sonic Innovations Inc.	(2)		1,913	7,977
ThermoGenesis Corp.	(1	) (2)	6,579	41,711
Urologix Inc.	(2)		1,511	9,776

				564,336

HEALTH CARE-PRODUCTS—3.69%
Advanced Medical Optics Inc.	(1	) (2)	4,641	190,931
Advanced Neuromodulation Systems Inc.	(1	) (2)	2,732	107,805
Align Technology Inc.	(1	) (2)	6,880	73,960
American Medical Systems Holdings Inc.	(1	) (2)	3,343	139,771

Animas Corp.	(1	) (2)	561	8,768
Arrow International Inc.			2,464	76,359
ArthroCare Corp.	(1	) (2)	2,665	85,440
Aspect Medical Systems Inc.	(2)		1,702	41,631
Bard (C.R.) Inc.			14,001	895,784
Bausch & Lomb Inc.			7,065	455,410
Baxter International Inc.			81,541	2,816,426
Beckman Coulter Inc.			8,230	551,328
Becton, Dickinson & Co.			33,678	1,912,910
BioLase Technology Inc.	(1)		2,626	28,545
Biomet Inc.			33,820	1,467,450
Biosite Inc.	(1	) (2)	1,795	110,464
Bioveris Corp.	(2)		2,498	18,260
Boston Scientific Corp.	(2)		88,003	3,128,507
Bruker BioSciences Corp.	(2)		2,680	10,800
Candela Corp.	(1	) (2)	2,635	29,934
Cardiac Science Inc.	(2)		11,297	24,176
CardioDynamics International Corp.	(1	) (2)	4,066	21,021
Cepheid Inc.	(1	) (2)	5,447	54,143
Closure Medical Corp.	(2)		960	18,720
Conceptus Inc.	(1	) (2)	2,973	24,126
CONMED Corp.	(2)		4,110	116,806
Cooper Companies Inc.	(1)		4,271	301,490
CTI Molecular Imaging Inc.	(2)		4,352	61,755
Cyberonics Inc.	(2)		2,639	54,680
Cytyc Corp.	(2)		14,734	406,216
Dade Behring Holdings Inc.	(2)		5,617	314,552
Datascope Corp.			1,582	62,790
DENTSPLY International Inc.			10,798	606,848
Diagnostic Products Corp.	(1)		2,990	164,600
DJ Orthopedics Inc.	(2)		2,126	45,539
Edwards Lifesciences Corp.	(1	) (2)	7,844	323,643
Encore Medical Corp.	(2)		3,325	22,577
EPIX Pharmaceuticals Inc.	(1	) (2)	2,986	53,479
Exactech Inc.	(2)		967	17,686
E-Z-Em Inc.			585	8,541
FoxHollow Technologies Inc.	(1	) (2)	621	15,270
Gen-Probe Inc.	(2)		6,568	296,939
Guidant Corp.			41,730	3,008,733
Haemonetics Corp.	(2)		2,585	93,603
Hanger Orthopedic Group Inc.	(1	) (2)	2,476	20,056
Henry Schein Inc.	(1	) (2)	5,863	408,299
Hillenbrand Industries Inc.			7,402	411,107
Hologic Inc.	(1	) (2)	2,478	68,071
ICU Medical Inc.	(1	) (2)	1,412	38,604
IDEXX Laboratories Inc.	(1	) (2)	4,597	250,950
Immucor Inc.	(1	) (2)	6,030	141,765
Immunicon Corp.	(2)		1,354	9,451
INAMED Corp.	(2)		4,800	303,600
IntraLase Corp.	(2)		1,023	24,020
Intuitive Surgical Inc.	(1	) (2)	4,450	178,089
Invacare Corp.	(1)		3,542	163,853
Inverness Medical Innovations Inc.	(1	) (2)	1,573	39,482
IVAX Diagnostics Inc.	(2)		1,527	6,642
Johnson & Johnson			395,793	25,101,192
Kensey Nash Corp.	(1	) (2)	1,216	41,988
Kyphon Inc.	(1	) (2)	3,056	78,723
Laserscope	(1	) (2)	2,380	85,466
Lifeline Systems Inc.	(2)		1,433	36,914
Luminex Corp.	(1	) (2)	4,063	36,079
Medical Action Industries Inc.	(2)		940	18,518
Medtronic Inc.			161,662	8,029,752
Mentor Corp.	(1)		5,961	201,124
Merit Medical Systems Inc.	(2)		3,110	47,521

Micro Therapeutics Inc.	(2)		2,675	10,031
NuVasive Inc.	(2)		981	10,055
Oakley Inc.			2,531	32,270
Ocular Sciences Inc.	(1	) (2)	2,780	136,248
OraSure Technologies Inc.	(2)		5,035	33,835
Orthologic Corp.	(2)		5,528	34,550
Orthovita Inc.	(2)		6,645	27,843
Palatin Technologies Inc.	(1	) (2)	7,830	20,828
Patterson Companies Inc.	(2)		16,290	706,823
PolyMedica Corp.			3,605	134,430
Possis Medical Inc.	(2)		2,120	28,578
PSS World Medical Inc.	(1	) (2)	9,023	112,923
Quidel Corp.	(2)		3,848	19,548
ResMed Inc.	(1	) (2)	4,627	236,440
Respironics Inc.	(2)		4,709	255,981
Sola International Inc.	(2)		4,400	121,176
SonoSite Inc.	(1	) (2)	1,942	65,931
St. Jude Medical Inc.	(2)		46,850	1,964,421
Stereotaxis Inc.	(2)		990	9,732
Steris Corp.	(2)		9,492	225,150
Stryker Corp.			38,187	1,842,523
SurModics Inc.	(1	) (2)	1,944	63,199
Sybron Dental Specialties Inc.	(2)		5,151	182,242
TECHNE Corp.	(1	) (2)	5,626	218,851
Thoratec Corp.	(1	) (2)	6,490	67,626
TriPath Imaging Inc.	(2)		3,114	27,933
Varian Medical Systems Inc.	(2)		18,312	791,811
Ventana Medical Systems Inc.	(1	) (2)	1,870	119,661
Viasys Healthcare Inc.	(2)		3,889	73,891
VISX Inc.	(2)		6,649	172,010
Vital Sign Inc.			925	36,001
VNUS Medical Technologies Inc.	(2)		719	9,721
West Pharmaceutical Services Inc.			3,908	97,817
Wright Medical Group Inc.	(1	) (2)	3,394	96,729
Young Innovations Inc.			548	18,484
Zila Inc.	(2)		4,961	21,233
Zimmer Holdings Inc.	(2)		32,462	2,600,855
Zoll Medical Corp.	(1	) (2)	1,171	40,282

				64,677,344

HEALTH CARE-SERVICES—1.67%
Aetna Inc.			20,272	2,528,932
Alliance Imaging Inc.	(2)		1,130	12,713
Amedisys Inc.	(2)		1,824	59,079
American Healthways Inc.	(1	) (2)	3,830	126,543
AMERIGROUP Corp.	(1	) (2)	3,361	254,293
AmSurg Corp.	(1	) (2)	4,013	118,544
Apria Healthcare Group Inc.	(1	) (2)	6,560	216,152
Beverly Enterprises Inc.	(1	) (2)	13,639	124,797
Centene Corp.	(2)		5,462	154,848
Community Health Systems Inc.	(2)		8,299	231,376
Covance Inc.	(2)		8,471	328,251
Coventry Health Care Inc.	(2)		11,901	631,705
DaVita Inc.	(2)		13,334	527,093
Genesis HealthCare Corp.	(2)		2,750	96,333
Gentiva Health Services Inc.	(1	) (2)	3,577	59,807
HCA Inc.	(1)		61,820	2,470,327
Health Management Associates Inc. Class A	(1)		32,246	732,629
Health Net Inc.	(2)		15,174	438,073
Humana Inc.	(2)		21,407	635,574
Kindred Healthcare Inc.	(1	) (2)	3,656	109,497
LabOne Inc.	(1	) (2)	2,087	66,867
Laboratory Corp. of America Holdings	(2)		18,825	937,862
LifePoint Hospitals Inc.	(2)		5,065	176,363

Lincare Holdings Inc.	(2)		13,340	568,951
Manor Care Inc.			11,864	420,342
Matria Healthcare Inc.	(1	) (2)	1,409	55,050
Molina Healthcare Inc.	(2)		1,462	67,808
National Healthcare Corp.	(1)		1,072	37,842
OCA Inc.	(1	) (2)	6,146	39,027
Odyssey Healthcare Inc.	(1	) (2)	4,789	65,514
Option Care Inc.			1,475	25,355
PacifiCare Health Systems Inc.	(1	) (2)	11,585	654,784
Pediatrix Medical Group Inc.	(2)		2,934	187,923
Province Healthcare Co.	(2)		6,700	149,745
Quest Diagnostics Inc.			10,864	1,038,055
Radiation Therapy Services Inc.	(2)		878	14,926
RehabCare Group Inc.	(1	) (2)	2,372	66,392
Renal Care Group Inc.	(2)		8,813	317,180
Select Medical Corp.			12,465	219,384
Sierra Health Services Inc.	(1	) (2)	3,088	170,180
Specialty Laboratories Inc.	(2)		967	10,676
Sunrise Senior Living Inc.	(1	) (2)	2,022	93,740
Symbion Inc.	(2)		819	18,084
Tenet Healthcare Corp.	(2)		62,025	681,035
Triad Hospitals Inc.	(1	) (2)	10,151	377,719
United Surgical Partners International Inc.	(1	) (2)	3,849	160,503
UnitedHealth Group Inc.			89,040	7,838,191
Universal Health Services Inc. Class B			6,485	288,583
VistaCare Inc. Class A	(1	) (2)	1,589	26,425
Wellcare Health Plans Inc.	(2)		1,317	42,803
WellChoice Inc.	(2)		3,092	165,113
WellPoint Inc.	(2)		39,257	4,514,555

				29,353,543

HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.			6,917	480,593
Resource America Inc. Class A			2,087	67,828
Terremark Worldwide Inc.	(1	) (2)	33,622	21,518
Walter Industries Inc.	(1)		3,244	109,420

				679,359

HOME BUILDERS—0.48%
Beazer Homes USA Inc.			1,806	264,055
Brookfield Homes Corp.			2,180	73,902
Centex Corp.			16,420	978,304
Champion Enterprises Inc.	(1	) (2)	9,705	114,713
Coachmen Industries Inc.	(1)		2,028	35,206
D.R. Horton Inc.			31,125	1,254,649
Dominion Homes Inc.	(1	) (2)	456	11,502
Fleetwood Enterprises Inc.	(1	) (2)	7,411	99,752
Hovnanian Enterprises Inc. Class A	(2)		4,429	219,324
KB Home			4,656	486,086
Lennar Corp. Class A			17,611	998,191
Levitt Corp. Class A			2,058	62,913
M.D.C. Holdings Inc.			3,153	272,545
M/I Homes Inc.			1,560	85,972
Meritage Homes Corp.	(1	) (2)	1,451	163,528
Monaco Coach Corp.	(1)		3,488	71,748
NVR Inc.	(2)		721	554,737
Orleans Homebuilders Inc.	(1	) (2)	449	8,913
Palm Harbor Homes Inc.	(1	) (2)	1,089	18,382
Pulte Homes Inc.			14,052	896,518
Ryland Group Inc.			6,432	370,097
Skyline Corp.	(1)		954	38,923
Standard-Pacific Corp.			4,639	297,545
Technical Olympic USA Inc.	(1)		1,160	29,441
Thor Industries Inc.	(1)		4,688	173,690

Toll Brothers Inc.	(1	) (2)	6,501	446,034
WCI Communities Inc.	(1	) (2)	4,650	136,710
William Lyon Homes Inc.	(2)		523	36,736
Winnebago Industries Inc.	(1)		3,517	137,374

				8,337,490

HOME FURNISHINGS—0.19%
American Woodmark Corp.			1,461	63,816
Applica Inc.	(2)		2,494	15,089
Bassett Furniture Industries Inc.	(1)		1,481	29,065
Digital Theater Systems Inc.	(2)		2,039	41,045
Ethan Allen Interiors Inc.	(1)		4,500	180,090
Furniture Brands International Inc.	(1)		6,452	161,623
Harman International Industries Inc.			7,873	999,871
Hooker Furniture Corp.			1,038	23,563
Kimball International Inc. Class B			3,039	45,008
La-Z-Boy Inc.	(1)		7,444	114,414
Leggett & Platt Inc.			25,569	726,927
Maytag Corp.	(1)		10,372	218,849
Stanley Furniture Co. Inc.	(1)		611	27,464
Tempur-Pedic International Inc.	(2)		2,648	56,138
TiVo Inc.	(1	) (2)	5,285	31,023
Universal Electronics Inc.	(2)		2,028	35,693
Whirlpool Corp.			9,146	632,995

				3,402,673

HOUSEHOLD PRODUCTS & WARES—0.32%
American Greetings Corp. Class A	(1)		8,546	216,641
Avery Dennison Corp.			14,707	881,979
Blyth Inc.			3,881	114,722
Central Garden & Pet Co.	(2)		2,196	91,661
Church & Dwight Co. Inc.			8,175	274,844
Clorox Co.			19,931	1,174,534
CSS Industries Inc.			858	27,250
Ennis Inc.			3,556	68,453
Fortune Brands Inc.			19,437	1,500,148
Fossil Inc.	(2)		5,227	134,020
Harland (John H.) Co.			3,668	132,415
Jarden Corp.	(2)		3,548	154,125
Lifetime Hoan Corp.			678	10,780
Playtex Products Inc.	(1	) (2)	4,990	39,870
Russ Berrie & Co. Inc.			1,355	30,948
Scotts Co. (The) Class A	(2)		2,821	207,400
Standard Register Co. (The)			1,423	20,093
Tupperware Corp.	(1)		7,258	150,386
Water Pik Technologies Inc.	(2)		994	17,624
WD-40 Co.	(1)		2,196	62,388
Yankee Candle Co. Inc. (The)	(1	) (2)	6,755	224,131

				5,534,412

HOUSEWARES—0.07%
Libbey Inc.			1,562	34,692
National Presto Industries Inc.	(1)		670	30,485
Newell Rubbermaid Inc.			36,475	882,330
Toro Co.			3,054	248,443

				1,195,950

INSURANCE—4.14%
Affirmative Insurance Holdings Inc.			1,382	23,273
AFLAC Inc.			67,659	2,695,535
Alfa Corp.	(1)		4,211	63,944
Alleghany Corp.	(2)		634	180,849
Allmerica Financial Corp.	(2)		7,116	233,618
Allstate Corp. (The)			93,728	4,847,612

Ambac Financial Group Inc.			14,434	1,185,464
American Equity Investment Life Holding Co.			3,169	34,130
American Financial Group Inc.			4,970	155,611
American International Group Inc.			306,373	20,119,515
American National Insurance Co.			1,076	112,076
American Physicians Capital Inc.	(2)		1,057	38,073
AmerUs Group Co.	(1)		5,242	237,463
AON Corp.			42,086	1,004,172
Argonaut Group Inc.	(1	) (2)	3,050	64,447
Baldwin & Lyons Inc. Class B	(1)		1,158	31,023
Berkley (W.R.) Corp.			9,582	451,983
Bristol West Holdings Inc.	(1)		1,714	34,280
Brown & Brown Inc.			7,334	319,396
Ceres Group Inc.	(2)		3,184	16,429
Chubb Corp.			25,230	1,940,187
CIGNA Corp.			17,843	1,455,454
Cincinnati Financial Corp.			19,923	881,792
Citizens Inc.	(1	) (2)	3,437	21,894
CNA Financial Corp.	(2)		3,528	94,233
CNA Surety Corp.	(1	) (2)	2,083	27,808
Commerce Group Inc.	(1)		3,287	200,638
Conseco Inc.	(1	) (2)	20,307	405,125
Crawford & Co. Class B	(1)		1,509	11,318
Danielson Holding Corp.	(2)		6,567	55,491
Delphi Financial Group Inc. Class A	(1)		3,432	158,387
Direct General Corp.			1,950	62,595
Donegal Group Inc. Class A			680	15,592
EMC Insurance Group Inc.			907	19,627
Enstar Group Inc.	(1	) (2)	394	24,625
Erie Indemnity Co. Class A			3,781	198,767
FBL Financial Group Inc. Class A			1,685	48,107
Fidelity National Financial Inc.			21,592	986,107
First Acceptance Corp.	(2)		1,992	17,848
First American Corp.			10,318	362,575
FPIC Insurance Group Inc.	(1	) (2)	1,171	41,430
Gallagher (Arthur J.) & Co.	(1)		12,122	393,965
Great American Financial Resources Inc.			931	16,171
Harleysville Group Inc.	(1)		1,606	38,335
Hartford Financial Services Group Inc.			38,851	2,692,763
HCC Insurance Holdings Inc.			9,154	303,180
Hilb, Rogal & Hobbs Co.	(1)		4,157	150,650
Horace Mann Educators Corp.	(1)		5,754	109,786
Independence Holding Co.			580	10,701
Infinity Property & Casualty Corp.			2,860	100,672
Jefferson-Pilot Corp.	(1)		18,623	967,651
Kansas City Life Insurance Co.			584	27,623
LandAmerica Financial Group Inc.	(1)		2,320	125,118
Lincoln National Corp.			23,205	1,083,209
Loews Corp.			19,841	1,394,822
Markel Corp.	(1	) (2)	1,135	413,140
Marsh & McLennan Companies Inc.			69,600	2,289,840
MBIA Inc.			19,185	1,214,027
Mercury General Corp.			3,581	214,574
MetLife Inc.			53,478	2,166,394
MGIC Investment Corp.			13,228	911,541
Midland Co. (The)	(1)		1,074	33,584
National Western Life Insurance Co. Class A	(1	) (2)	328	54,648
Nationwide Financial Services Inc.			7,441	284,469
Navigators Group Inc. (The)	(1	) (2)	966	29,086
NYMAGIC Inc.			388	9,816
Odyssey Re Holdings Corp.	(1)		1,558	39,277
Ohio Casualty Corp.	(1	) (2)	8,105	188,117
Old Republic International Corp.			24,122	610,287
Penn-America Group Inc.			1,344	20,294

Philadelphia Consolidated Holding Corp.	(2)	2,375	157,083
Phoenix Companies Inc.	(1)	12,365	154,563
PMA Capital Corp. Class A	(1) (2)	3,507	36,297
PMI Group Inc. (The)		12,756	532,563
Presidential Life Corp.	(1)	3,031	51,406
Principal Financial Group Inc.		42,441	1,737,535
ProAssurance Corp.	(2)	3,460	135,321
Progressive Corp. (The)		26,631	2,259,374
Protective Life Corp.		9,331	398,340
Prudential Financial Inc.		70,266	3,861,819
Radian Group Inc.		12,464	663,583
Reinsurance Group of America Inc.		3,977	192,686
RLI Corp.	(1)	2,846	118,308
SAFECO Corp.	(1)	16,834	879,408
Safety Insurance Group Inc.		1,432	44,607
Selective Insurance Group Inc.	(1)	3,784	167,404
St. Paul Travelers Companies Inc.		88,763	3,290,444
StanCorp Financial Group Inc.		3,815	314,738
State Auto Financial Corp.	(1)	1,953	50,485
Stewart Information Services Corp.		2,179	90,755
Torchmark Corp.		14,822	846,929
Tower Group Inc.		2,003	24,036
Transatlantic Holdings Inc.	(1)	3,584	221,599
Triad Guaranty Inc.	(1) (2)	1,204	72,818
21st Century Insurance Group	(1)	2,738	37,237
U.S.I. Holdings Corp.	(1) (2)	4,373	50,596
UICI	(1)	5,074	172,009
United Fire & Casualty Co.		1,918	64,656
Unitrin Inc.		6,141	279,108
Universal American Financial Corp.	(2)	3,893	60,225
UNUMProvident Corp.	(1)	39,382	706,513
Vesta Insurance Group	(1)	3,914	14,404
Wesco Financial Corp.	(1)	177	69,561
Zenith National Insurance Corp.		1,356	67,583

			72,596,226

INTERNET—1.64%
Agile Software Corp.	(2)	7,355	60,090
Akamai Technologies Inc.	(1) (2)	14,150	184,375
Alloy Inc.	(1) (2)	4,046	32,651
Amazon.com Inc.	(1) (2)	39,633	1,755,346
aQuantive Inc.	(1) (2)	6,317	56,474
Ariba Inc.	(2)	8,599	142,743
AsiaInfo Holdings Inc.	(2)	4,004	23,864
Ask Jeeves Inc.	(2)	7,518	201,107
@Road Inc.	(1) (2)	3,686	25,468
autobytel.com Inc.	(2)	5,678	34,295
Avocent Corp.	(2)	6,536	264,839
Blue Nile Inc.	(1) (2)	350	9,667
CheckFree Corp.	(1) (2)	10,957	417,243
CMGI Inc.	(2)	61,072	155,734
CNET Networks Inc.	(1) (2)	17,369	195,054
Digital Insight Corp.	(1) (2)	4,605	84,732
Digital River Inc.	(1) (2)	4,328	180,088
Digitas Inc.	(2)	9,716	92,788
DoubleClick Inc.	(2)	15,136	117,758
Drugstore.com Inc.	(1) (2)	4,539	15,433
E.piphany Inc.	(2)	10,886	52,579
EarthLink Inc.	(1) (2)	17,885	206,035
eBay Inc.	(2)	69,257	8,053,204
eCollege.com Inc.	(1) (2)	1,920	21,811
Entrust Inc.	(2)	9,383	35,562
eResearch Technology Inc.	(1) (2)	5,593	88,649
F5 Networks Inc.	(2)	4,694	228,692

FindWhat.com	(1) (2)	3,142	55,708
Google Inc. Class A	(1) (2)	2,608	503,605
GSI Commerce Inc.	(2)	2,797	49,731
Harris Interactive Inc.	(2)	7,418	58,602
HomeStore Inc.	(1) (2)	15,509	46,992
IAC/InterActiveCorp	(1) (2)	45,012	1,243,231
InfoSpace Inc.	(1) (2)	4,318	205,321
INTAC International Inc.	(1) (2)	854	11,102
Interchange Corp.	(2)	449	8,145
Internet Capital Group Inc.	(2)	4,357	39,213
Internet Security Systems Inc.	(2)	5,141	119,528
Interwoven Inc.	(2)	5,559	60,482
Ipass Inc.	(2)	5,383	39,834
j2 Global Communications Inc.	(1) (2)	2,386	82,317
Keynote Systems Inc.	(2)	2,518	35,051
Kintera Inc.	(1) (2)	977	8,803
Lionbridge Technologies Inc.	(1) (2)	6,063	40,743
LookSmart Ltd.	(2)	14,826	32,469
Macromedia Inc.	(2)	9,312	289,789
MarketWatch.com Inc.	(2)	1,521	27,378
MatrixOne Inc.	(2)	7,347	48,123
McAfee Inc.	(2)	20,852	603,248
Monster Worldwide Inc.	(2)	13,553	455,923
Motive Inc.	(2)	927	10,549
Neoforma Inc.	(1) (2)	883	6,790
Net2Phone Inc.	(1) (2)	4,361	14,827
NetBank Inc.	(1)	6,538	68,061
NetFlix Inc.	(1) (2)	4,470	55,115
NetRatings Inc.	(2)	1,704	32,666
NIC Inc.	(1) (2)	3,721	18,903
1-800 CONTACTS INC.	(2)	887	19,514
1-800-FLOWERS.COM Inc.	(2)	2,954	24,843
Openwave Systems Inc.	(1) (2)	8,832	136,543
Opsware Inc.	(1) (2)	8,245	60,518
Overstock.com Inc.	(1) (2)	1,502	103,638
PC-Tel Inc.	(2)	2,375	18,834
Phase Forward Inc.	(2)	1,108	9,052
PlanetOut Inc.	(2)	779	10,594
Portal Software Inc.	(2)	3,962	10,499
Priceline.com Inc.	(1) (2)	3,330	78,555
ProQuest Co.	(2)	3,239	96,198
RealNetworks Inc.	(2)	14,170	93,805
Redback Networks Inc.	(1) (2)	4,449	23,847
RightNow Technologies Inc.	(2)	840	13,566
RSA Security Inc.	(2)	9,418	188,925
S1 Corp.	(2)	9,633	87,275
Sapient Corp.	(2)	11,239	88,900
Secure Computing Corp.	(1) (2)	4,763	47,535
SeeBeyond Technology Corp.	(2)	5,993	21,455
Sohu.com Inc.	(1) (2)	2,928	51,855
SonicWALL Inc.	(2)	8,569	54,156
Stamps.com Inc.		2,341	37,081
Stellent Inc.	(2)	2,687	23,699
SupportSoft Inc.	(2)	4,782	31,848
Symantec Corp.	(2)	82,781	2,132,439
TIBCO Software Inc.	(2)	27,883	371,959
Travelzoo Inc.	(1) (2)	181	17,273
TriZetto Group Inc. (The)	(2)	3,683	34,989
24/7 Real Media Inc.	(2)	4,622	20,013
United Online Inc.	(2)	6,788	78,266
ValueClick Inc.	(2)	10,831	144,377
VeriSign Inc.	(2)	33,169	1,111,825
Verity Inc.	(2)	4,237	55,589
Verso Technologies Inc.	(1) (2)	15,528	11,180

Vignette Corp.	(2)	37,688	52,386
WatchGuard Technologies Inc.	(2)	3,497	15,492
WebEx Communications Inc.	(1) (2)	3,995	95,001
WebMD Corp.	(1) (2)	41,118	335,523
webMethods Inc.	(2)	5,981	43,123
Websense Inc.	(1) (2)	3,143	159,413
WebSideStory Inc.	(2)	773	9,608
Yahoo! Inc.	(2)	152,686	5,753,208

			28,782,929

INVESTMENT COMPANIES—0.06%
Allied Capital Corp.	(1)	17,248	445,688
American Capital Strategies Ltd.		11,540	384,859
Apollo Investment Corp.	(1)	7,847	118,490
Ares Capital Corp.		1,483	28,815
Gladstone Capital Corp.	(1)	1,104	26,165
MCG Capital Corp.	(1)	4,599	78,781
NGP Capital Resources Co.	(1) (2)	2,142	32,923

			1,115,721

IRON & STEEL—0.20%
AK Steel Holding Corp.	(2)	14,766	213,664
Allegheny Technologies Inc.		12,470	270,225
Carpenter Technology Corp.		3,246	189,761
Cleveland-Cliffs Inc.	(1)	1,414	146,858
Gibraltar Industries Inc.		3,076	72,655
International Steel Group Inc.	(1) (2)	2,366	95,965
Nucor Corp.		20,970	1,097,570
Oregon Steel Mills Inc.	(2)	4,710	95,566
Reliance Steel & Aluminum Co.		3,860	150,386
Ryerson Tull Inc.	(1)	3,083	48,557
Schnitzer Steel Industries Inc. Class A		2,437	82,687
Steel Dynamics Inc.	(1)	4,911	186,029
Steel Technologies Inc.		1,432	39,394
United States Steel Corp.	(1)	15,111	774,439
Wheeling-Pittsburgh Corp.	(2)	1,164	44,861

			3,508,617

LEISURE TIME—0.25%
Ambassadors Group Inc.		1,020	36,322
Arctic Cat Inc.		1,725	45,747
Brunswick Corp.		12,694	628,353
Callaway Golf Co.	(1)	8,931	120,569
Escalade Inc.	(1)	816	10,902
Harley-Davidson Inc.		39,256	2,384,802
K2 Inc.	(1) (2)	5,615	89,166
Life Time Fitness Inc.	(2)	1,658	42,909
Marine Products Corp.		1,216	31,750
Multimedia Games Inc.	(1) (2)	2,864	45,137
Nautilus Group Inc. (The)	(1)	3,690	89,187
Navigant International Inc.	(1) (2)	1,561	18,997
Pegasus Solutions Inc.	(1) (2)	2,666	33,592
Polaris Industries Inc.	(1)	5,676	386,082
Sabre Holdings Corp.		18,521	410,425
WMS Industries Inc.	(1) (2)	2,499	83,816

			4,457,756

LODGING—0.51%
Ameristar Casinos Inc.		1,545	66,605
Aztar Corp.	(2)	4,556	159,096
Boyd Gaming Corp.	(1)	6,179	257,355
Caesars Entertainment Inc.	(2)	41,150	828,761
Choice Hotels International Inc.		2,418	140,244
Harrah’s Entertainment Inc.		15,018	1,004,554

Hilton Hotels Corp.		51,224	1,164,834
La Quinta Corp.	(1) (2)	24,853	225,914
Lakes Gaming Inc.	(1) (2)	2,287	37,255
Mandalay Resort Group		9,047	637,180
Marcus Corp.		2,501	62,875
Marriott International Inc. Class A		25,588	1,611,532
MGM Mirage	(2)	7,934	577,119
MTR Gaming Group Inc.	(2)	2,937	31,015
Starwood Hotels & Resorts Worldwide Inc.		27,605	1,612,132
Station Casinos Inc.	(1)	5,611	306,809
Wynn Resorts Ltd.	(1) (2)	4,472	299,266

			9,022,546

MACHINERY—0.74%
AGCO Corp.	(2)	12,063	264,059
Albany International Corp. Class A		3,668	128,967
Applied Industrial Technologies Inc.		3,331	91,256
Astec Industries Inc.	(2)	1,665	28,655
Briggs & Stratton Corp.		6,868	285,571
Bucyrus International Inc. Class A		1,701	69,129
Cascade Corp.		1,488	59,446
Caterpillar Inc.		45,611	4,447,529
Cognex Corp.		5,263	146,838
Cummins Inc.	(1)	5,460	457,493
Deere & Co.		33,112	2,463,533
Flowserve Corp.	(1) (2)	7,164	197,297
Gardner Denver Inc.	(1) (2)	2,592	94,064
Global Power Equipment Group Inc.	(1) (2)	4,385	43,148
Gorman-Rupp Co. (The)		1,288	29,624
Graco Inc.		9,270	346,235
IDEX Corp.		6,761	273,821
JLG Industries Inc.	(1)	6,001	117,800
Joy Global Inc.		6,704	291,155
Kadant Inc.	(2)	1,973	40,447
Lindsay Manufacturing Co.	(1)	1,471	38,069
Manitowoc Co. Inc. (The)		4,019	151,315
Middleby Corp. (The)	(1)	504	25,563
NACCO Industries Inc.		603	63,556
Nordson Corp.		3,530	141,447
Presstek Inc.	(1) (2)	4,139	40,066
Robbins & Myers Inc.	(1)	1,352	32,218
Rockwell Automation Inc.		24,793	1,228,493
Sauer-Danfoss Inc.	(1)	1,479	32,257
Stewart & Stevenson Services Inc.		3,713	75,114
Tecumseh Products Co. Class A		2,094	100,093
Tennant Co.		1,053	41,751
Terex Corp.	(2)	6,653	317,015
Thomas Industries Inc.		1,909	76,207
Unova Inc.	(1) (2)	6,161	155,812
Wabtec Corp.		5,212	111,120
Zebra Technologies Corp. Class A	(2)	7,683	432,399

			12,938,562

MANUFACTURING—4.62%
Actuant Corp. Class A	(1) (2)	3,562	185,758
Acuity Brands Inc.	(1)	5,619	178,684
Ameron International Corp.		1,016	38,506
Applied Films Corp.	(1) (2)	1,983	42,753
AptarGroup Inc.		4,866	256,827
Barnes Group Inc.	(1)	1,993	52,834
Blount International Inc.	(2)	1,097	19,110
Brink’s Co. (The)		7,619	301,103
Carlisle Companies Inc.		4,177	271,171
Ceradyne Inc.	(1) (2)	2,089	119,512

CLARCOR Inc.	(1)	3,472	190,161
Crane Co.		7,139	205,889
CUNO Inc.	(2)	2,262	134,363
Danaher Corp.		31,489	1,807,783
Donaldson Co. Inc.	(1)	10,275	334,760
Dover Corp.		27,050	1,134,477
Eastman Kodak Co.	(1)	38,080	1,228,080
Eaton Corp.		20,013	1,448,141
EnPro Industries Inc.	(2)	2,900	85,753
ESCO Technologies Inc.	(1) (2)	1,771	135,747
Federal Signal Corp.	(1)	6,522	115,179
General Electric Co.		1,407,082	51,358,493
Griffon Corp.	(1) (2)	3,227	87,129
Harsco Corp.		5,423	302,278
Hexcel Corp.	(2)	3,118	45,211
Honeywell International Inc.		114,629	4,059,013
Illinois Tool Works Inc.		35,242	3,266,229
ITT Industries Inc.		12,374	1,044,984
Jacuzzi Brands Inc.	(2)	9,807	85,321
Lancaster Colony Corp.		3,627	155,489
Matthews International Corp. Class A	(1)	4,265	156,952
Myers Industries Inc.	(1)	2,863	36,646
Pall Corp.		16,910	489,545
Pentair Inc.		13,358	581,874
Quixote Corp.	(1)	946	19,232
Raven Industries Inc.		2,004	42,705
Roper Industries Inc.		5,669	344,505
Smith (A.O.) Corp.		2,187	65,479
SPX Corp.		10,045	402,403
Standex International Corp.		1,521	43,333
Sturm Ruger & Co. Inc.		2,951	26,648
Teleflex Inc.		4,723	245,313
Textron Inc.		15,825	1,167,885
3M Co.		104,302	8,560,065
Tredegar Corp.	(1)	3,776	76,313
Trinity Industries Inc.	(1)	4,713	160,619

			81,110,255

MEDIA—3.68%
Beasley Broadcast Group Inc. Class A	(2)	1,031	18,073
Belo (A.H.) Corp.		13,135	344,662
Cablevision Systems Corp.	(2)	23,132	575,987
Charter Communications Inc. Class A	(1) (2)	35,874	80,358
Citadel Broadcasting Corp.	(2)	6,802	110,056
Clear Channel Communications Inc.		65,909	2,207,292
Comcast Corp. Class A	(2)	285,584	9,504,236
Courier Corp.	(1)	882	45,793
Cox Radio Inc. Class A	(2)	4,906	80,851
Crown Media Holdings Inc.	(1) (2)	2,088	17,957
Cumulus Media Inc. Class A	(2)	6,496	97,960
Dex Media Inc.		7,148	178,414
DIRECTV Group Inc. (The)	(2)	85,191	1,426,097
Dow Jones & Co. Inc.		7,892	339,830
EchoStar Communications Corp.		30,135	1,001,687
Emmis Communications Corp.	(2)	6,716	128,880
Entercom Communications Corp.	(2)	5,130	184,116
Entravision Communications Corp.	(2)	5,746	47,979
Fisher Communications Inc.	(1) (2)	860	42,037
4Kids Entertainment Inc.	(1) (2)	1,599	33,611
Fox Entertainment Group Inc. Class A	(2)	25,278	790,190
Gannett Co. Inc.		33,958	2,774,369
Gemstar-TV Guide International Inc.	(2)	33,495	198,290
Gray Television Inc.		6,223	96,457
Hearst-Argyle Television Inc.		4,174	110,110

Hollinger International Inc.			7,855	123,166
Insight Communications Co. Inc.	(1	) (2)	5,595	51,866
Journal Communications Inc. Class A	(1)		2,407	43,494
Journal Register Co.	(2)		5,287	102,198
Knight Ridder Inc.			10,492	702,334
Lee Enterprises Inc.			6,124	282,194
Liberty Corp.			2,118	93,107
Liberty Media Corp. Class A			359,906	3,951,768
Liberty Media International Inc. Class A	(2)		21,523	995,008
Lin TV Corp. Class A	(1	) (2)	3,671	70,116
LodgeNet Entertainment Corp.	(1	) (2)	1,472	26,040
Martha Stewart Living Omnimedia Inc. Class A	(1	) (2)	1,748	50,727
McClatchy Co. (The) Class A			2,508	180,099
McGraw-Hill Companies Inc. (The)			25,479	2,332,348
Media General Inc. Class A			3,225	209,012
Mediacom Communications Corp.	(1	) (2)	8,634	53,963
Meredith Corp.			4,948	268,182
Nelson (Thomas) Inc.			1,439	32,521
New York Times Co. Class A			19,942	813,634
Nexstar Broadcasting Group Inc. Class A	(2)		947	8,731
Paxson Communications Corp.	(2)		4,500	6,210
Playboy Enterprises Inc. Class B	(2)		2,933	36,047
Primedia Inc.	(1	) (2)	16,856	64,053
Pulitzer Inc.	(1)		1,157	75,031
Radio One Inc. Class D	(2)		10,698	172,452
Readers Digest Association Inc. (The)			12,804	178,104
Regent Communications Inc.	(2)		5,140	27,242
Saga Communications Inc.	(1	) (2)	1,936	32,622
Salem Communications Corp. Class A	(2)		1,181	29,466
Scholastic Corp.	(1	) (2)	4,119	152,238
Scripps (E.W.) Co. Class A			8,421	406,566
Sinclair Broadcast Group Inc. Class A			6,393	58,880
Sirius Satellite Radio Inc.	(1	) (2)	165,488	1,265,983
Spanish Broadcasting System Inc. Class A	(2)		5,266	55,609
Time Warner Inc.	(2)		584,894	11,370,339
Tribune Co.			33,164	1,397,531
UnitedGlobalCom Inc. Class A	(2)		46,790	451,991
Univision Communications Inc. Class A	(2)		30,785	901,077
Value Line Inc.	(1)		163	6,396
Viacom Inc. Class B			200,541	7,297,687
Walt Disney Co. (The)			273,691	7,608,610
Washington Post Co. (The) Class B			735	722,520
Westwood One Inc.	(2)		10,140	273,070
Wiley (John) & Sons Inc. Class A			6,291	219,178
World Wrestling Entertainment Inc.			1,564	18,971
XM Satellite Radio Holdings Inc. Class A	(1	) (2)	21,503	808,943
Young Broadcasting Inc. Class A	(2)		2,119	22,377

				64,484,993

METAL FABRICATE & HARDWARE—0.11%
CIRCOR International Inc.	(1)		2,052	47,524
Commercial Metals Co.			3,863	195,313
Kaydon Corp.	(1)		3,876	127,986
Lawson Products Inc.			596	30,056
Metals USA Inc.	(2)		2,363	43,834
Mueller Industries Inc.			4,509	145,190
NN Inc.			2,532	33,448
NS Group Inc.	(2)		2,526	70,223
Penn Engineering & Manufacturing Corp.			1,599	28,942
Precision Castparts Corp.			8,667	569,249
Quanex Corp.			2,155	147,768
Timken Co. (The)			9,198	239,332
Valmont Industries Inc.			1,985	49,843
Worthington Industries Inc.			8,765	171,619

				1,900,327

MINING—0.53%
Alcoa Inc.		115,691	3,635,011
AMCOL International Corp.		2,998	60,230
Brush Engineered Materials Inc.	(2)	2,505	46,343
Century Aluminum Co.	(1) (2)	2,646	69,484
Coeur d’Alene Mines Corp.	(1) (2)	32,424	127,426
Compass Minerals International Inc.		2,162	52,385
Freeport-McMoRan Copper & Gold Inc.		20,484	783,103
Hecla Mining Co.	(1) (2)	16,194	94,411
Newmont Mining Corp.		53,516	2,376,646
Owens & Minor Inc.	(1)	5,206	146,653
Owens-Illinois Inc.	(2)	14,511	328,674
Phelps Dodge Corp.		12,450	1,231,554
Royal Gold Inc.	(1)	2,347	42,809
RTI International Metals Inc.	(2)	2,996	61,538
Southern Peru Copper Corp.	(1)	2,007	94,750
Stillwater Mining Co.	(1) (2)	5,107	57,505
Titanium Metals Corp.	(2)	958	23,126
USEC Inc.		11,229	108,809

			9,340,457

OFFICE & BUSINESS EQUIPMENT—0.21%
CompX International Inc.		674	11,141
General Binding Corp.	(2)	495	6,504
Global Imaging Systems Inc.	(1) (2)	3,110	122,845
IKON Office Solutions Inc.	(1)	16,017	185,157
Imagistics International Inc.	(1) (2)	2,060	69,340
Navarre Corp.	(2)	3,095	54,472
Pitney Bowes Inc.		30,721	1,421,768
Xerox Corp.	(2)	106,703	1,815,018

			3,686,245

OFFICE FURNISHINGS—0.04%
Herman Miller Inc.		9,484	262,043
HNI Corp.		7,675	330,409
Interface Inc. Class A	(2)	6,501	64,815
Steelcase Inc. Class A	(1)	6,717	92,963

			750,230

OIL & GAS—5.76%
Amerada Hess Corp.		10,330	850,985
Anadarko Petroleum Corp.		33,500	2,171,135
Apache Corp.		43,255	2,187,405
Atlas America Inc.	(1) (2)	500	17,875
Atwood Oceanics Inc.	(2)	1,621	84,454
Berry Petroleum Co. Class A		2,465	117,581
Brigham Exploration Co.	(1) (2)	3,498	31,482
Burlington Resources Inc.		52,769	2,295,452
Cabot Oil & Gas Corp.		4,463	197,488
Callon Petroleum Co.	(2)	1,300	18,798
Cheniere Energy Inc.	(1) (2)	3,441	219,192
Chesapeake Energy Corp.		35,947	593,126
ChevronTexaco Corp.		285,357	14,984,096
Cimarex Energy Co.	(2)	5,635	213,567
Clayton Williams Energy Inc.	(2)	682	15,618
Comstock Resources Inc.	(2)	4,560	100,548
ConocoPhillips		91,465	7,941,906
Crosstex Energy Inc.		228	9,553
Delta Petroleum Corp.	(1) (2)	2,603	40,815
Denbury Resources Inc.	(2)	7,416	203,569
Devon Energy Corp.		64,018	2,491,581
Diamond Offshore Drilling Inc.	(1)	7,989	319,959

Encore Acquisition Co.	(1) (2)	3,232	112,829
Energy Partners Ltd.	(1) (2)	3,059	62,006
ENSCO International Inc.		20,100	637,974
EOG Resources Inc.		15,488	1,105,224
Exxon Mobil Corp.		871,913	44,694,260
Forest Oil Corp.	(2)	6,546	207,639
Frontier Oil Corp.		3,638	96,989
FX Energy Inc.	(1) (2)	4,180	48,822
Giant Industries Inc.	(2)	1,550	41,091
Grey Wolf Inc.	(1) (2)	24,726	130,306
Harvest Natural Resources Inc.	(2)	4,975	85,918
Helmerich & Payne Inc.		6,628	225,617
Holly Corp.	(1)	2,898	80,767
Houston Exploration Co.	(2)	1,694	95,389
KCS Energy Inc.	(2)	6,756	99,854
Kerr-McGee Corp.		17,639	1,019,358
Magnum Hunter Resources Inc.	(1) (2)	11,161	143,977
Marathon Oil Corp.		45,928	1,727,352
McMoRan Exploration Co.	(1) (2)	2,603	48,676
Meridian Resource Corp. (The)	(1) (2)	8,344	50,481
Mission Resources Corp.	(2)	4,517	26,379
Murphy Oil Corp.		10,886	875,779
Newfield Exploration Co.	(2)	8,400	496,020
Noble Energy Inc.		7,741	477,310
Occidental Petroleum Corp.		52,050	3,037,638
Parker Drilling Co.	(1) (2)	12,147	47,738
Patina Oil & Gas Corp.		9,519	356,963
Patterson-UTI Energy Inc.		22,108	430,001
Penn Virginia Corp.		2,423	98,301
PetroCorp Inc. Escrow	(3)	1,248	0
Petroleum Development Corp.	(1) (2)	2,162	83,388
Pioneer Natural Resources Co.		19,254	675,815
Plains Exploration & Production Co.	(2)	10,402	270,452
Pogo Producing Co.		8,531	413,668
Premcor Inc.		5,111	215,531
Pride International Inc.	(2)	14,850	305,019
Quicksilver Resources Inc.	(1) (2)	4,037	148,481
Range Resources Corp.	(1)	9,220	188,641
Remington Oil & Gas Corp.	(2)	2,695	73,439
Rowan Companies Inc.	(2)	14,042	363,688
Southwestern Energy Co.	(1) (2)	4,749	240,727
Spinnaker Exploration Co.	(1) (2)	3,207	112,469
St. Mary Land & Exploration Co.		3,891	162,410
Stone Energy Corp.	(1) (2)	3,027	136,487
Sunoco Inc.		10,071	822,901
Swift Energy Co.	(2)	3,480	100,711
Tesoro Corp.	(2)	8,845	281,802
TODCO Class A	(2)	1,780	32,788
Unit Corp.	(1) (2)	5,102	194,947
Unocal Corp.		35,205	1,522,264
Valero Energy Corp.		34,228	1,553,951
Vintage Petroleum Inc.		7,018	159,238
Whiting Petroleum Corp.	(2)	3,685	111,471
XTO Energy Inc.		34,153	1,208,333

			101,045,464

OIL & GAS SERVICES—0.58%
Baker Hughes Inc.		44,293	1,889,982
BJ Services Co.		21,462	998,841
Cal Dive International Inc.	(1) (2)	5,077	206,888
CARBO Ceramics Inc.	(1)	1,737	119,853
Cooper Cameron Corp.	(2)	7,221	388,562
Dril-Quip Inc.	(2)	951	23,071
FMC Technologies Inc.	(2)	9,058	291,668

Global Industries Ltd.	(2)	11,318	93,826
Grant Prideco Inc.	(2)	16,446	329,742
Gulf Island Fabrication Inc.		1,015	22,157
Halliburton Co.		58,542	2,297,188
Hanover Compressor Co.	(1) (2)	10,505	148,436
Hornbeck Offshore Services Inc.	(2)	850	16,405
Hydril Co. LP	(2)	2,081	94,706
Input/Output Inc.	(1) (2)	8,450	74,698
Key Energy Services Inc.	(2)	17,809	210,146
Lone Star Technologies Inc.	(2)	3,712	124,204
Lufkin Industries Inc.	(1)	959	38,272
Matrix Service Co.	(1) (2)	1,696	13,670
Maverick Tube Corp.	(1) (2)	5,547	168,074
National-Oilwell Inc.	(1) (2)	11,534	407,035
Newpark Resources Inc.	(2)	11,494	59,194
Oceaneering International Inc.	(2)	3,353	125,134
Oil States International Inc.	(2)	3,876	74,768
RPC Inc.		1,513	38,007
Seacor Holdings Inc.	(1) (2)	2,471	131,951
Smith International Inc.	(2)	13,960	759,564
Superior Energy Services Inc.	(2)	7,238	111,538
Tetra Technologies Inc.	(1) (2)	2,940	83,202
Tidewater Inc.	(1)	8,197	291,895
Universal Compression Holdings Inc.	(2)	2,116	73,870
Varco International Inc.	(2)	12,884	375,569
Veritas DGC Inc.	(2)	4,571	102,436
W-H Energy Services Inc.	(1) (2)	3,045	68,086

			10,252,638

PACKAGING & CONTAINERS—0.23%
Anchor Glass Container Corp.		972	6,532
Ball Corp.		15,036	661,283
Bemis Co. Inc.		14,396	418,780
Chesapeake Corp.	(1)	2,552	69,312
Crown Holdings Inc.	(2)	21,792	299,422
Graphic Packaging Corp.	(1) (2)	8,214	59,141
Greif Inc. Class A		1,632	91,392
Packaging Corporation of America		7,966	187,599
Pactiv Corp.	(2)	20,431	516,700
Sealed Air Corp.	(2)	11,176	595,346
Silgan Holdings Inc.		1,452	88,514
Smurfit-Stone Container Corp.	(1)	33,877	632,822
Sonoco Products Co.		12,994	385,272

			4,012,115

PHARMACEUTICALS—5.70%
Abbott Laboratories		207,988	9,702,640
Abgenix Inc.	(1) (2)	10,983	113,564
Able Laboratories Inc.	(1) (2)	2,171	49,390
Accelrys Inc.	(2)	3,126	24,383
Accredo Health Inc.	(2)	6,575	182,259
Adolor Corp.	(1) (2)	5,129	50,880
Advancis Pharmaceutical Corp.	(2)	1,205	4,603
Alkermes Inc.	(1) (2)	11,520	162,317
Allergan Inc.		17,455	1,415,077
Alpharma Inc. Class A		4,984	84,479
American Pharmaceutical Partners Inc.	(1) (2)	2,401	89,821
AmerisourceBergen Corp.		14,312	839,828
Amylin Pharmaceuticals Inc.	(1) (2)	12,759	298,050
Andrx Corp.	(2)	9,815	214,261
Antigenics Inc.	(1) (2)	2,915	29,500
Array BioPharma Inc.	(2)	4,548	43,297
AtheroGenics Inc.	(1) (2)	5,090	119,920
Barr Pharmaceuticals Inc.	(2)	11,850	539,649

Bentley Pharmaceuticals Inc.	(1) (2)	2,255	24,241
Biocryst Pharmaceuticals Inc.	(2)	1,464	8,462
Bioenvision Inc.	(2)	3,065	27,462
BioMarin Pharmaceutical Inc.	(1) (2)	7,590	48,500
Bio-Reference Laboratories Inc.	(2)	816	14,198
Bone Care International Inc.	(2)	2,036	56,703
Bradley Pharmaceuticals Inc.	(1) (2)	1,576	30,574
Bristol-Myers Squibb Co.		259,326	6,643,932
Caraco Pharmaceutical Laboratories Ltd.	(2)	974	9,302
Cardinal Health Inc.		57,269	3,330,192
Caremark Rx Inc.	(2)	61,673	2,431,766
Cell Therapeutics Inc.	(1) (2)	8,531	69,442
Cephalon Inc.	(1) (2)	7,555	384,398
Connetics Corp.	(1) (2)	4,421	107,386
Corcept Therapeutics Inc.	(2)	1,088	6,800
Corixa Corp.	(1) (2)	8,594	31,282
Cubist Pharmaceuticals Inc.	(2)	6,889	81,497
CV Therapeutics Inc.	(1) (2)	4,490	103,270
Cypress Bioscience Inc.	(2)	3,465	48,718
Dendreon Corp.	(1) (2)	7,204	77,659
Depomed Inc.	(1) (2)	1,948	10,519
Discovery Laboratories Inc.	(1) (2)	6,246	49,531
DOV Pharmaceutical Inc.	(1) (2)	2,005	36,190
Durect Corp.	(1) (2)	2,592	8,502
DUSA Pharmaceuticals Inc.	(2)	2,198	31,431
Dyax Corp.	(2)	3,033	21,898
Dynavax Technologies Corp.	(2)	1,205	9,640
Endo Pharmaceuticals Holdings Inc.	(2)	6,002	126,162
Eon Labs Inc.	(2)	3,601	97,227
Express Scripts Inc.	(2)	8,892	679,704
Eyetech Pharmaceuticals Inc.	(2)	810	36,855
First Horizon Pharmaceutical Corp.	(1) (2)	3,442	78,787
Forest Laboratories Inc.	(2)	48,915	2,194,327
Genta Inc.	(1) (2)	6,542	11,514
Gilead Sciences Inc.	(2)	57,001	1,994,465
Guilford Pharmaceuticals Inc.	(1) (2)	6,043	29,913
HealthExtras Inc.	(1) (2)	2,351	38,321
Hollis-Eden Pharmaceuticals Inc.	(1) (2)	2,149	20,244
Hospira Inc.	(2)	20,935	701,323
Idenix Pharmaceuticals Inc.	(1) (2)	654	11,216
ImClone Systems Inc.	(1) (2)	8,810	405,965
Impax Laboratories Inc.	(1) (2)	6,183	98,186
Indevus Pharmaceuticals Inc.	(1) (2)	5,542	33,030
InKine Pharmaceutical Co. Inc.	(2)	7,136	38,748
Inspire Pharmaceuticals Inc.	(2)	5,649	94,734
Isis Pharmaceuticals Inc.	(1) (2)	5,970	35,223
Isolagen Inc.	(1) (2)	2,447	19,258
ISTA Pharmaceuticals Inc.	(2)	980	9,918
IVAX Corp.	(2)	25,133	397,604
Kinetic Concepts Inc.	(2)	3,528	269,186
King Pharmaceuticals Inc.	(2)	32,232	399,677
Kos Pharmaceuticals Inc.	(1) (2)	1,515	57,025
K-V Pharmaceutical Co. Class A	(1) (2)	4,509	99,423
Lannett Co. Inc.	(1) (2)	624	6,146
Ligand Pharmaceuticals Inc. Class B	(1) (2)	9,519	110,801
Lilly (Eli) & Co.		129,998	7,377,387
Mannatech Inc.	(1)	2,007	38,213
MannKind Corp.	(1) (2)	1,855	29,216
Marshall Edwards Inc.	(2)	1,088	9,732
Medarex Inc.	(1) (2)	10,179	109,730
Medco Health Solutions Inc.	(2)	36,027	1,498,723
Medicines Co. (The)	(1) (2)	6,145	176,976
Medicis Pharmaceutical Corp. Class A	(1)	7,445	261,394
Merck & Co. Inc.		296,327	9,523,950

MGI Pharma Inc.	(1) (2)	9,274	259,765
Mylan Laboratories Inc.	(1)	35,724	631,600
Nabi Biopharmaceuticals	(2)	7,682	112,541
Nature’s Sunshine Products Inc.		1,568	31,924
NBTY Inc.	(2)	7,114	170,807
NeighborCare Inc.	(1) (2)	4,842	148,746
NeoPharm Inc.	(2)	1,941	24,282
Neurocrine Biosciences Inc.	(2)	4,939	243,493
NitroMed Inc.	(1) (2)	1,638	43,653
Northfield Laboratories Inc.	(1) (2)	2,715	61,223
Noven Pharmaceuticals Inc.	(2)	3,082	52,579
NPS Pharmaceuticals Inc.	(1) (2)	4,678	85,514
Nutraceutical International Corp.	(2)	812	12,513
Nuvelo Inc.	(2)	3,812	37,548
Omega Protein Corp.	(2)	434	3,732
Omnicare Inc.		13,977	483,884
Onyx Pharmaceuticals Inc.	(1) (2)	4,728	153,140
OSI Pharmaceuticals Inc.	(2)	6,686	500,447
Pain Therapeutics Inc.	(2)	3,946	28,451
Par Pharmaceutical Companies Inc.	(2)	4,494	185,962
Penwest Pharmaceuticals Co.	(1) (2)	2,020	24,159
Perrigo Co.		8,589	148,332
PetMed Express Inc.	(2)	1,310	9,969
Pfizer Inc.		1,017,341	27,356,299
Pharmacyclics Inc.	(2)	2,064	21,610
Pharmion Corp.	(2)	1,974	83,323
Pharmos Corp.	(2)	13,247	18,811
POZEN Inc.	(2)	2,624	19,076
Priority Healthcare Corp. Class B	(1) (2)	3,679	80,092
Progenics Pharmaceuticals Inc.	(2)	1,806	30,991
Renovis Inc.	(2)	1,037	14,912
Rigel Pharmaceuticals Inc.	(2)	1,415	34,554
Salix Pharmaceuticals Ltd.	(1) (2)	4,530	79,683
Santarus Inc.	(2)	676	6,125
Schering-Plough Corp.		196,365	4,100,101
SciClone Pharmaceuticals Inc.	(2)	6,219	23,010
Sepracor Inc.	(1) (2)	14,119	838,245
Star Scientific Inc.	(1) (2)	4,933	25,084
Tanox Inc.	(1) (2)	3,496	53,139
Trimeris Inc.	(1) (2)	2,021	28,638
United Therapeutics Inc.	(1) (2)	2,604	117,571
USANA Health Sciences Inc.	(1) (2)	1,492	51,026
Valeant Pharmaceuticals International	(1)	11,310	298,019
VCA Antech Inc.	(1) (2)	8,324	163,150
Vicuron Pharmaceuticals Inc.	(2)	7,015	122,131
Vion Pharmaceuticals Inc.	(2)	8,113	38,050
Watson Pharmaceuticals Inc.	(2)	14,723	483,062
Wyeth		177,841	7,574,248
Zymogenetics Inc.	(2)	2,685	61,755

			99,964,685

PIPELINES—0.27%
Dynegy Inc. Class A	(2)	37,926	175,218
El Paso Corp.		85,914	893,506
Equitable Resources Inc.		8,316	504,449
Kinder Morgan Inc.		12,722	930,360
National Fuel Gas Co.	(1)	9,764	276,712
Questar Corp.		11,103	565,809
TransMontaigne Inc.	(2)	2,101	12,879
Western Gas Resources Inc.		6,902	201,884
Williams Companies Inc.		73,934	1,204,385

			4,765,202

REAL ESTATE—0.08%
Avatar Holdings Inc.	(1) (2)	555	26,696
Bluegreen Corp.	(2)	2,368	46,957
CB Richard Ellis Group Inc. Class A	(2)	3,441	115,446
Consolidated-Tomoka Land Co.		850	36,550
Forest City Enterprises Inc. Class A	(1)	4,204	241,940
Jones Lang LaSalle Inc.	(2)	4,395	164,417
LNR Property Corp.	(1)	2,313	145,511
St. Joe Co. (The)		7,440	477,648
Tarragon Corp.	(1) (2)	1,175	20,974
Trammell Crow Co.	(2)	4,482	81,169
ZipRealty Inc.	(2)	609	10,883

			1,368,191

REAL ESTATE INVESTMENT TRUSTS—2.09%
Aames Investment Corp.		4,905	52,484
Acadia Realty Trust		3,175	51,753
Affordable Residential Communities Inc.		2,966	42,562
Alexander’s Inc.	(1) (2)	274	58,910
Alexandria Real Estate Equities Inc.		2,613	194,459
AMB Property Corp.		11,101	448,369
American Campus Communities Inc.		1,712	38,503
American Financial Realty Trust	(1)	14,892	240,953
American Home Mortgage Investment Corp.	(1)	4,629	158,543
AMLI Residential Properties Trust	(1)	3,350	107,200
Annaly Mortgage Management Inc.	(1)	15,903	312,017
Anthracite Capital Inc.		7,177	88,708
Anworth Mortgage Asset Corp.	(1)	5,958	63,810
Apartment Investment & Management Co. Class A		12,565	484,255
Arbor Realty Trust Inc.		1,102	27,043
Archstone-Smith Trust		26,078	998,787
Arden Realty Group Inc.		8,827	332,954
Ashford Hospitality Trust Inc.		2,963	32,208
AvalonBay Communities Inc.		9,592	722,278
Bedford Property Investors Inc.		2,048	58,184
Bimini Mortgage Management Inc. Class A		2,813	45,177
BioMed Realty Trust Inc.		4,334	96,258
Boston Properties Inc.		11,011	712,081
Brandywine Realty Trust		6,456	189,742
BRE Properties Inc. Class A		6,793	273,826
Camden Property Trust		5,382	274,482
Capital Automotive	(1)	5,067	180,005
Capital Lease Funding Inc.		2,504	31,300
Capstead Mortgage Corp.	(1)	2,249	23,704
CarrAmerica Realty Corp.	(1)	7,201	237,633
Catellus Development Corp.		13,627	416,986
CBL & Associates Properties Inc.		2,874	219,430
Cedar Shopping Centers Inc.		2,456	35,121
CenterPoint Properties Trust		6,244	299,025
Colonial Properties Trust	(1)	2,461	96,643
Commercial Net Lease Realty Inc.	(1)	6,792	139,915
Cornerstone Realty Income Trust Inc.		6,865	68,513
Corporate Office Properties Trust		5,027	147,542
Correctional Properties Trust		1,483	42,829
Cousins Properties Inc.		4,692	142,027
Crescent Real Estate Equities Co.		10,198	186,215
CRT Properties Inc.		4,294	102,455
Developers Diversified Realty Corp.		13,642	605,296
Digital Realty Trust Inc.		2,677	36,059
Duke Realty Corp.		18,851	643,573
EastGroup Properties Inc.		2,819	108,024
Entertainment Properties Trust		3,475	154,811
Equity Inns Inc.		7,035	82,591
Equity Lifestyle Properties Inc.	(1)	2,331	83,333
Equity Office Properties Trust		53,653	1,562,375

Equity One Inc.	(1)	4,531	107,521
Equity Residential		37,479	1,355,990
Essex Property Trust Inc.		3,096	259,445
Extra Space Storage Inc.		2,856	38,070
Federal Realty Investment Trust		6,946	358,761
FelCor Lodging Trust Inc.	(2)	6,497	95,181
First Industrial Realty Trust Inc.	(1)	5,477	223,078
Gables Residential Trust		3,849	137,756
General Growth Properties Inc.		28,937	1,046,362
Getty Realty Corp.		2,473	71,049
Glenborough Realty Trust Inc.		3,425	72,884
Glimcher Realty Trust	(1)	4,875	135,086
Global Signal Inc.		1,376	37,895
GMH Communities Trust		3,832	54,031
Government Properties Trust Inc.		2,043	20,144
Gramercy Capital Corp.		1,396	28,758
Health Care Property Investors Inc.	(1)	17,807	493,076
Health Care REIT Inc.		6,689	255,185
Healthcare Realty Trust Inc.		6,241	254,009
Heritage Property Investment Trust Inc.		3,733	119,792
Highland Hospitality Corp.		4,068	45,724
Highwoods Properties Inc.	(1)	7,041	195,036
Home Properties Inc.		4,522	194,446
HomeBanc Corp.		4,832	46,774
Hospitality Properties Trust	(1)	9,034	415,564
Host Marriott Corp.		46,176	798,845
HRPT Properties Trust	(1)	23,397	300,184
Impac Mortgage Holdings Inc.	(1)	10,068	228,242
Innkeepers USA Trust		4,236	60,151
Investors Real Estate Trust		5,238	54,947
iStar Financial Inc.		14,669	663,919
Kilroy Realty Corp.	(1)	3,789	161,980
Kimco Realty Corp.		12,958	751,434
Kite Realty Group Trust		2,443	37,329
Kramont Realty Trust		3,263	76,354
LaSalle Hotel Properties		3,824	121,718
Lexington Corporate Properties Trust		6,570	148,351
Liberty Property Trust	(1)	11,211	484,315
LTC Properties Inc.	(1)	2,148	42,767
Luminent Mortgage Capital Inc.		4,427	52,681
Macerich Co. (The)		7,758	487,202
Mack-Cali Realty Corp.		8,006	368,516
Maguire Properties Inc.		4,664	128,073
Meristar Hospitality Corp.	(2)	11,431	95,449
MFA Mortgage Investments Inc.		10,697	94,348
Mid-America Apartment Communities Inc.		2,349	96,826
Mills Corp.	(1)	7,208	459,582
Mission West Properties Inc.		2,081	22,142
MortgageIT Holdings Inc.		2,090	37,516
National Health Investors Inc.		3,088	90,108
Nationwide Health Properties Inc.		8,919	211,826
New Century Financial Corp.	(1)	5,369	343,133
New Plan Excel Realty Trust Inc.	(1)	13,195	357,321
Newcastle Investment Corp.	(1)	4,879	155,055
Novastar Financial Inc.	(1)	3,661	181,220
Omega Healthcare Investors Inc.		6,472	76,370
Pan Pacific Retail Properties Inc.		5,316	333,313
Parkway Properties Inc.		1,411	71,608
Pennsylvania Real Estate Investment Trust	(1)	4,268	182,670
Plum Creek Timber Co. Inc.		24,330	935,245
Post Properties Inc.	(1)	5,418	189,088
Prentiss Properties Trust		6,027	230,231
ProLogis		24,190	1,048,153
PS Business Parks Inc.		1,964	88,576

Public Storage Inc.	(1)	10,926	609,125
RAIT Investment Trust		3,437	96,133
Ramco-Gershenson Properties Trust	(1)	1,904	61,404
Rayonier Inc.	(1)	6,737	329,507
Realty Income Corp.	(1)	5,418	274,042
Reckson Associates Realty Corp.	(1)	10,252	336,368
Redwood Trust Inc.	(1)	2,371	147,215
Regency Centers Corp.		8,173	452,784
Saul Centers Inc.		1,521	58,178
Saxon Capital Inc.		6,675	160,133
Senior Housing Properties Trust		7,205	136,463
Shurgard Storage Centers Inc. Class A		6,099	268,417
Simon Property Group Inc.		22,264	1,439,813
SL Green Realty Corp.		5,482	331,935
Sovran Self Storage Inc.		2,171	91,486
Strategic Hotel Capital Inc.		2,853	47,075
Summit Properties Inc.		3,869	125,975
Sun Communities Inc.		2,068	83,237
Sunstone Hotel Investors Inc.		2,953	61,363
Tanger Factory Outlet Centers Inc.		3,770	99,754
Taubman Centers Inc.	(1)	6,569	196,742
Thornburg Mortgage Inc.	(1)	11,996	347,404
Town & Country Trust (The)	(1)	2,449	67,666
Trizec Properties Inc.		11,718	221,705
U.S. Restaurant Properties Inc.	(1)	3,170	57,250
United Dominion Realty Trust Inc.		16,912	419,418
Universal Health Realty Income Trust		1,605	51,569
Urstadt Biddle Properties Inc. Class A	(1)	3,015	51,406
U-Store-It Trust	(2)	3,465	60,118
Ventas Inc.		11,151	305,649
Vornado Realty Trust		12,812	975,378
Washington Real Estate Investment Trust		5,567	188,554
Weingarten Realty Investors		10,115	405,612
Winston Hotels Inc.		3,392	40,060

			36,678,294

RETAIL—6.34%
Abercrombie & Fitch Co. Class A		11,990	562,931
AC Moore Arts & Crafts Inc.	(1) (2)	1,974	56,871
Advance Auto Parts Inc.	(2)	9,973	435,621
Aeropostale Inc.	(2)	7,496	220,607
American Eagle Outfitters Inc.		7,235	340,769
America’s Car-Mart Inc.	(1) (2)	845	32,110
AnnTaylor Stores Corp.	(2)	9,042	194,674
Applebee’s International Inc.		10,856	287,141
Asbury Automotive Group Inc.	(2)	1,881	25,920
AutoNation Inc.	(2)	23,665	454,605
AutoZone Inc.	(1) (2)	7,367	672,681
Barnes & Noble Inc.	(2)	6,917	223,212
Bebe Stores Inc.		1,110	29,948
Bed Bath & Beyond Inc.	(2)	39,945	1,591,009
Best Buy Co. Inc.		35,216	2,092,535
Big 5 Sporting Goods Corp.		2,494	72,675
Big Lots Inc.	(2)	16,161	196,033
BJ’s Restaurants Inc.	(2)	1,119	15,666
BJ’s Wholesale Club Inc.	(1) (2)	9,319	271,462
Blair Corp.	(1)	1,043	37,193
Blockbuster Inc.	(1)	23,969	228,664
Bob Evans Farms Inc.	(1)	4,577	119,643
Bombay Co. Inc. (The)	(2)	4,154	22,972
Bon-Ton Stores Inc. (The)		669	10,537
Borders Group Inc.		10,213	259,410
Brinker International Inc.	(2)	11,981	420,174
Brookstone Inc.	(1) (2)	2,680	52,394

Brown Shoe Co. Inc.		2,491	74,307
Buckle Inc. (The)		949	27,996
Buffalo Wild Wings Inc.	(2)	862	30,006
Build-A-Bear Workshop Inc.	(2)	1,194	41,969
Burlington Coat Factory Warehouse Corp.	(1)	2,535	57,545
Cabela’s Inc. Class A	(1) (2)	1,372	31,199
Cache Inc.	(2)	1,418	25,552
California Pizza Kitchen Inc.	(1) (2)	2,601	59,823
CarMax Inc.	(1) (2)	13,736	426,503
Casey’s General Store Inc.	(1)	6,867	124,636
Cash America International Inc.	(1)	3,715	110,447
Casual Male Retail Group Inc.	(1) (2)	4,223	23,015
Cato Corp. Class A		2,577	74,269
CBRL Group Inc.	(1)	6,582	275,457
CEC Entertainment Inc.	(2)	5,070	202,648
Charlotte Russe Holding Inc.	(2)	1,354	13,675
Charming Shoppes Inc.	(2)	15,177	142,208
Cheesecake Factory (The)	(2)	10,476	340,156
Chico’s FAS Inc.	(1) (2)	11,784	536,526
Children’s Place Retail Stores Inc. (The)	(2)	2,378	88,057
Christopher & Banks Corp.	(1)	5,131	94,667
Circuit City Stores Inc.		26,425	413,287
CKE Restaurants Inc.	(1) (2)	6,874	99,742
Claire’s Stores Inc.		11,663	247,839
Coldwater Creek Inc.	(1) (2)	3,081	95,110
Conn’s Inc.	(1) (2)	625	10,513
Copart Inc.	(2)	9,014	237,248
Cosi Inc.	(2)	1,896	11,471
Cost Plus Inc.	(1) (2)	2,880	92,534
Costco Wholesale Corp.		61,064	2,956,108
CSK Auto Corp.	(2)	5,898	98,733
CVS Corp.		52,846	2,381,769
Darden Restaurants Inc.		21,472	595,633
Dave & Buster’s Inc.	(1) (2)	1,162	23,472
Deb Shops Inc.		537	13,446
Design Within Reach Inc.	(2)	576	8,381
Dick’s Sporting Goods Inc.	(1) (2)	3,857	135,574
Dillard’s Inc. Class A	(1)	7,890	212,004
Dollar General Corp.		39,403	818,400
Dollar Tree Stores Inc.	(1) (2)	15,165	434,932
Domino’s Pizza Inc.		3,362	59,844
Dress Barn Inc.	(2)	3,016	53,082
Electronics Boutique Holdings Corp.	(1) (2)	1,597	68,575
Family Dollar Stores Inc.		20,305	634,125
Federated Department Stores Inc.		22,860	1,321,079
Finish Line Inc. (The)		4,990	91,317
Foot Locker Inc.		20,772	559,390
Fred’s Inc.	(1)	5,403	94,012
GameStop Corp. Class B	(2)	4,842	108,509
Gander Mountain Co.	(1) (2)	513	6,582
Gap Inc. (The)		82,584	1,744,174
Genesco Inc.	(1) (2)	2,942	91,614
Goody’s Family Clothing Inc.	(1)	2,610	23,855
Group 1 Automotive Inc.	(2)	2,554	80,451
Guitar Center Inc.	(2)	3,330	175,458
Hancock Fabrics Inc.	(1)	2,475	25,666
Haverty Furniture Companies Inc.		2,380	44,030
Hibbet Sporting Goods Inc.	(1) (2)	2,919	77,675
Hollywood Entertainment Corp.	(2)	7,086	92,756
Home Depot Inc.		298,942	12,776,781
Hot Topic Inc.	(1) (2)	6,456	110,979
IHOP Corp.		2,853	119,512
Insight Enterprises Inc.	(2)	6,651	136,479
Jack in the Box Inc.	(1) (2)	4,970	183,244

Jill (J.) Group Inc. (The)	(2)	2,478	36,897
Jo-Ann Stores Inc.	(2)	2,656	73,146
Joseph A. Bank Clothiers Inc.	(1) (2)	1,282	36,281
Kenneth Cole Productions Inc. Class A		1,013	31,261
Kirkland’s Inc.	(2)	1,472	18,091
Kmart Holding Corp.	(1) (2)	6,313	624,671
Kohl’s Corp.	(2)	39,904	1,962,080
Krispy Kreme Doughnuts Inc.	(1) (2)	7,733	97,436
Landry’s Restaurants Inc.	(1)	2,931	85,175
Limited Brands Inc.		48,333	1,112,626
Linens ’n Things Inc.	(2)	6,077	150,710
Lithia Motors Inc. Class A	(1)	1,867	50,073
Lone Star Steakhouse & Saloon Inc.		1,975	55,300
Longs Drug Stores Corp.	(1)	3,922	108,130
Lowe’s Companies Inc.		104,861	6,038,945
MarineMax Inc.	(2)	1,639	48,777
May Department Stores Co. (The)		38,525	1,132,635
McDonald’s Corp.		167,989	5,385,727
Men’s Wearhouse Inc. (The)	(1) (2)	4,119	131,643
Michaels Stores Inc.		18,314	548,871
Movado Group Inc.		1,908	35,584
Movie Gallery Inc.	(1)	3,601	68,671
MSC Industrial Direct Co. Inc. Class A		4,396	158,168
Neiman-Marcus Group Inc. Class A		5,778	413,358
New York & Co. Inc.	(2)	1,345	22,219
99 Cents Only Stores	(1) (2)	6,459	104,377
Nordstrom Inc.		14,490	677,118
Nu Skin Enterprises Inc. Class A	(1)	6,743	171,137
O’Charley’s Inc.	(1) (2)	2,895	56,597
Office Depot Inc.	(2)	41,900	727,384
OfficeMax Inc.		11,839	371,508
O’Reilly Automotive Inc.	(1) (2)	6,370	286,969
Outback Steakhouse Inc.	(1)	8,458	387,207
P.F. Chang’s China Bistro Inc.	(1) (2)	3,462	195,084
Pacific Sunwear of California Inc.	(2)	10,269	228,588
Panera Bread Co. Class A	(1) (2)	3,894	157,006
Pantry Inc. (The)	(2)	1,654	49,769
Papa John’s International Inc.	(1) (2)	1,485	51,143
Party City Corp.	(2)	1,608	20,791
Payless ShoeSource Inc.	(1) (2)	9,249	113,763
PC Connection Inc.	(2)	965	9,187
PC Mall Inc.	(1) (2)	1,197	26,789
Penney (J.C.) Co. Inc. (Holding Co.)		32,377	1,340,408
Pep Boys-Manny, Moe & Jack Inc.		7,631	130,261
PETCO Animal Supplies Inc.	(2)	5,461	215,600
PETsMART Inc.	(1)	19,219	682,851
Pier 1 Imports Inc.		11,762	231,711
RadioShack Corp.		21,432	704,684
Rare Hospitality International Inc.	(2)	4,513	143,784
Red Robin Gourmet Burgers Inc.	(2)	1,581	84,536
Regis Corp.		5,978	275,885
Restoration Hardware Inc.	(2)	2,843	16,319
Retail Ventures Inc.	(2)	1,230	8,733
Rite Aid Corp.	(2)	56,520	206,863
Ross Stores Inc.	(1)	20,101	580,316
Ruby Tuesday Inc.	(1)	8,836	230,443
Rush Enterprises Inc. Class B	(2)	840	14,540
Ryan’s Restaurant Group Inc.	(2)	5,577	85,997
Saks Inc.	(1)	16,781	243,492
School Specialty Inc.	(1) (2)	3,063	118,109
Sears, Roebuck and Co.		28,285	1,443,384
Select Comfort Corp.	(1) (2)	4,632	83,098
7-Eleven Inc.	(2)	3,458	82,819
Sharper Image Corp.	(1) (2)	1,480	27,898

Shoe Carnival Inc.	(1) (2)	852	11,076
ShopKo Stores Inc.	(1) (2)	3,704	69,191
Smart & Final Inc.	(2)	1,556	22,391
Sonic Automotive Inc.	(1)	3,435	85,188
Sonic Corp.	(1) (2)	8,019	244,580
Sports Authority Inc. (The)	(2)	2,876	74,057
Stage Stores Inc.	(1) (2)	2,373	98,527
Staples Inc.		66,153	2,230,018
Starbucks Corp.	(2)	52,758	3,289,989
Steak n Shake Co. (The)	(2)	3,069	61,626
Stein Mart Inc.	(2)	3,214	54,831
Systemax Inc.	(2)	884	6,489
Talbots Inc. (The)		2,487	67,721
Target Corp.		121,778	6,323,932
TBC Corp.	(2)	2,489	69,194
Texas Roadhouse Inc. Class A	(2)	1,406	41,547
Tiffany & Co.		19,726	630,640
TJX Companies Inc.		66,033	1,659,409
Too Inc.	(2)	4,469	109,312
Toys R Us Inc.	(2)	28,520	583,804
Tractor Supply Co.	(2)	4,190	155,910
Trans World Entertainment Corp.	(2)	2,578	32,148
Triarc Companies Inc. Class B	(1)	4,672	57,279
Tuesday Morning Corp.	(1) (2)	3,545	108,583
United Auto Group Inc.	(1)	2,514	74,389
Urban Outfitters Inc.	(1) (2)	6,119	271,684
Walgreen Co.		136,667	5,243,913
Wal-Mart Stores Inc.		341,956	18,062,116
Wendy’s International Inc.		15,214	597,302
West Marine Inc.	(1) (2)	1,915	47,396
Williams-Sonoma Inc.	(2)	12,527	438,946
World Fuel Services Corp.	(1)	1,362	67,828
Yum! Brands Inc.		38,481	1,815,534
Zale Corp.	(2)	7,054	210,703

			111,223,379

SAVINGS & LOANS—0.80%
Anchor BanCorp Wisconsin Inc.		2,525	73,604
Astoria Financial Corp.		10,517	420,364
Atlantic Coast Federal Corp.	(2)	782	10,768
Bank Mutual Corp.		10,812	131,586
BankAtlantic Bancorp Inc. Class A	(1)	5,463	108,714
BankUnited Financial Corp. Class A	(1) (2)	3,455	110,387
Berkshire Hills Bancorp Inc.	(1)	673	25,002
Beverly Hills Bancorp Inc.		1,183	11,948
BFC Financial Corp. Class A	(2)	892	11,284
Brookline Bancorp Inc.	(1)	7,770	126,806
Capitol Federal Financial	(1)	2,853	102,708
Charter Financial Corp.	(1)	437	19,171
Citizens First Bancorp Inc.		1,016	24,567
Clifton Savings Bancorp Inc.		1,403	17,046
Commercial Capital Bancorp Inc.		4,754	110,198
Commercial Federal Corp.	(1)	5,485	162,959
Dime Community Bancshares		4,441	79,538
Downey Financial Corp.		2,560	145,920
Fidelity Bankshares Inc.		1,960	83,810
First Financial Holdings Inc.	(1)	1,583	51,827
First Niagara Financial Group Inc.	(1)	11,466	159,951
First Place Financial Corp.	(1)	1,597	35,757
FirstFed Financial Corp.	(2)	2,204	114,321
Flagstar Bancorp Inc.	(1)	4,040	91,304
Flushing Financial Corp.		2,223	44,593
Franklin Bank Corp. (Texas)	(2)	1,082	19,747
Golden West Financial Corp.		33,166	2,037,056

Harbor Florida Bancshares Inc.	(1)	2,688	93,032
Horizon Financial Corp.		1,560	32,105
Hudson City Bancorp Inc.		9,114	335,577
Hudson River Bancorp Inc.		4,164	82,406
Independence Community Bank Corp.		11,144	474,512
ITLA Capital Corp.	(2)	748	43,975
MAF Bancorp Inc.	(1)	3,751	168,120
NASB Financial Inc.	(1)	360	14,386
New York Community Bancorp Inc.	(1)	35,171	723,467
Northwest Bancorp Inc.		2,650	66,489
OceanFirst Financial Corp.	(1)	1,011	24,921
Ocwen Financial Corp.	(1) (2)	5,149	49,224
Partners Trust Financial Group Inc.		3,875	45,144
PennFed Financial Services Inc.		1,122	18,042
People’s Bank		5,250	204,173
PFF Bancorp Inc.		1,587	73,526
Provident Bancorp Inc.		6,330	83,493
Provident Financial Holdings Inc.		829	23,917
Provident Financial Services Inc.	(1)	10,009	193,874
Sovereign Bancorp Inc.		45,609	1,028,483
Sterling Financial Corp. (Washington)	(1) (2)	3,177	124,729
TierOne Corp.		2,512	62,423
United Community Financial Corp.	(1)	3,611	40,443
Washington Federal Inc.		10,523	279,280
Washington Mutual Inc.		116,175	4,911,879
Waypoint Financial Corp.		4,043	114,619
Webster Financial Corp.		6,945	351,695
Westfield Financial Inc.	(1)	467	12,058
WSFS Financial Corp.		713	43,008

			14,049,936

SEMICONDUCTORS—3.14%
Actel Corp.	(2)	3,089	54,181
Advanced Micro Devices Inc.	(2)	46,960	1,034,059
Agere Systems Inc. Class B	(2)	224,537	303,125
Alliance Semiconductor Corp.	(2)	3,604	13,335
Altera Corp.	(2)	49,830	1,031,481
AMIS Holdings Inc.	(2)	3,856	63,701
Amkor Technology Inc.	(2)	12,552	83,847
Analog Devices Inc.		49,980	1,845,262
Applied Materials Inc.	(2)	224,337	3,836,163
Applied Micro Circuits Corp.	(2)	40,679	171,259
Asyst Technologies Inc.	(2)	5,695	28,988
Atmel Corp.	(2)	56,865	222,911
ATMI Inc.	(1) (2)	4,105	92,486
August Technology Corp.	(2)	1,951	20,544
Axcelis Technologies Inc.	(2)	13,679	111,210
Broadcom Corp. Class A	(2)	33,317	1,075,473
Brooks Automation Inc.	(2)	5,989	103,131
California Micro Devices Corp.	(2)	2,368	16,789
Cirrus Logic Inc.	(2)	11,617	64,010
Cohu Inc.		2,963	54,993
Conexant Systems Inc.	(2)	60,329	120,055
Credence Systems Corp.	(1) (2)	12,361	113,103
Cree Inc.	(1) (2)	9,808	393,105
Cypress Semiconductor Corp.	(2)	16,058	188,360
Diodes Inc.	(1) (2)	1,042	23,580
DSP Group Inc.	(2)	4,054	90,526
DuPont Photomasks Inc.	(2)	2,028	53,559
Emulex Corp.	(2)	11,194	188,507
Entegris Inc.	(2)	5,510	54,825
ESS Technology Inc.	(1) (2)	4,138	29,421
Exar Corp.	(1) (2)	5,525	78,400
Fairchild Semiconductor International Inc. Class A	(2)	16,159	262,745

FormFactor Inc.	(2)	3,835	104,082
Freescale Semiconductor Inc. Class B	(2)	52,055	955,730
Genesis Microchip Inc.	(1) (2)	4,024	65,269
Helix Technology Corp.		3,559	61,891
Integrated Circuit Systems Inc.	(2)	9,456	197,820
Integrated Device Technology Inc.	(2)	13,793	159,447
Integrated Silicon Solution Inc.	(2)	4,864	39,885
Intel Corp.		862,383	20,171,138
International Rectifier Corp.	(2)	8,924	397,743
Intersil Corp. Class A		19,990	334,633
IXYS Corp.	(2)	2,628	27,121
KLA-Tencor Corp.	(2)	26,268	1,223,563
Kopin Corp.	(2)	9,602	37,160
Kulicke & Soffa Industries Inc.	(1) (2)	7,056	60,823
Lam Research Corp.	(2)	17,856	516,217
Lattice Semiconductor Corp.	(2)	15,787	89,986
Leadis Technology Inc.	(2)	923	9,830
Linear Technology Corp.		41,131	1,594,238
LSI Logic Corp.	(2)	51,321	281,239
LTX Corp.	(2)	7,648	58,813
Mattson Technology Inc.	(2)	5,198	58,529
Maxim Integrated Products Inc.		42,849	1,816,369
MEMC Electronic Materials Inc.	(2)	10,382	137,562
Micrel Inc.	(1) (2)	8,657	95,400
Microchip Technology Inc.		27,984	746,053
Micron Technology Inc.	(2)	77,325	954,964
Microsemi Corp.	(2)	8,000	138,880
Microtune Inc.	(2)	6,815	41,640
Mindspeed Technologies Inc.	(1) (2)	12,039	33,468
MKS Instruments Inc.	(1) (2)	4,064	75,387
Monolithic Power Systems Inc.	(2)	733	6,817
Monolithic System Technology Inc.	(2)	3,213	20,017
Mykrolis Corp.	(1) (2)	5,767	81,718
National Semiconductor Corp.		47,620	854,779
Novellus Systems Inc.		18,515	516,383
NVIDIA Corp.	(2)	22,333	526,165
OmniVision Technologies Inc.	(1) (2)	7,616	139,754
ON Semiconductor Corp.	(2)	14,930	67,782
Pericom Semiconductor Corp.	(1) (2)	3,042	28,686
Photronics Inc.	(1) (2)	4,530	74,745
Pixelworks Inc.	(2)	5,283	59,909
PMC-Sierra Inc.	(2)	23,231	261,349
PortalPlayer Inc.	(2)	838	20,682
Power Integrations Inc.	(1) (2)	3,842	75,995
QLogic Corp.	(2)	12,543	460,704
Rambus Inc.	(2)	11,422	262,706
Rudolph Technologies Inc.	(1) (2)	1,442	24,759
Semitool Inc.	(2)	2,464	22,866
Semtech Corp.	(1) (2)	10,099	220,865
SigmaTel Inc.	(2)	3,366	119,594
Silicon Image Inc.	(1) (2)	9,774	160,880
Silicon Laboratories Inc.	(1) (2)	4,758	168,005
Siliconix Inc.	(2)	930	33,936
Sipex Corp.	(1) (2)	3,633	17,002
SiRF Technology Holdings Inc.	(2)	1,068	13,585
Skyworks Solutions Inc.	(2)	20,605	194,305
Staktek Holdings Inc.	(2)	1,571	7,289
Standard Microsystems Corp.	(2)	2,623	46,768
Supertex Inc.	(2)	1,435	31,140
Teradyne Inc.	(2)	26,082	445,220
Tessera Technologies Inc.	(2)	3,336	124,133
Texas Instruments Inc.		230,903	5,684,832
Transmeta Corp.	(1) (2)	19,270	31,410
Tripath Technology Inc.	(2)	3,171	3,964

TriQuint Semiconductor Inc.	(2)	18,295	81,413
Ultratech Inc.	(1) (2)	2,922	55,080
Varian Semiconductor Equipment Associates Inc.	(1) (2)	4,944	182,186
Veeco Instruments Inc.	(1) (2)	3,151	66,392
Vitesse Semiconductor Corp.	(2)	28,308	99,927
Volterra Semiconductor Corp.	(1) (2)	817	18,101
Xilinx Inc.		46,087	1,366,480
Zoran Corp.	(2)	5,564	64,431

			55,050,768

SOFTWARE—4.14%
Activision Inc.	(2)	18,307	369,435
Actuate Corp.	(2)	5,508	14,045
Acxiom Corp.		10,227	268,970
Adobe Systems Inc.		31,854	1,998,520
Advent Software Inc.	(2)	3,004	61,522
Allscripts Healthcare Solutions Inc.	(1) (2)	3,950	42,147
Altiris Inc.	(1) (2)	2,862	101,401
ANSYS Inc.	(2)	4,040	129,522
Ascential Software Corp.	(2)	7,905	128,931
Aspen Technology Inc.	(1) (2)	4,616	28,665
Atari Inc.	(2)	1,496	4,383
AuthentiDate Holding Corp.	(1) (2)	3,388	20,972
Autodesk Inc.		31,310	1,188,215
Automatic Data Processing Inc.	(1)	78,572	3,484,668
Avid Technology Inc.	(2)	4,589	283,371
BEA Systems Inc.	(2)	48,350	428,381
Blackbaud Inc.	(2)	1,007	14,742
Blackboard Inc.	(1) (2)	620	9,182
BMC Software Inc.	(2)	30,032	558,595
Borland Software Corp.	(1) (2)	10,886	127,148
CallWave Inc.	(2)	537	8,291
Captaris Inc.	(2)	3,444	17,771
CCC Information Services Group Inc.	(2)	883	19,611
Cerner Corp.	(1) (2)	3,906	207,682
Certegy Inc.		8,585	305,025
Chordiant Software Inc.	(2)	8,285	18,890
Citrix Systems Inc.	(2)	22,917	562,154
Computer Associates International Inc.		61,987	1,925,316
Computer Programs & Systems Inc.	(1)	1,043	24,145
Compuware Corp.	(2)	51,379	332,422
Concord Communications Inc.	(1) (2)	1,898	21,030
Concur Technologies Inc.	(2)	3,210	28,601
Corillian Corp.	(2)	3,338	16,423
CSG Systems International Inc.	(2)	7,018	131,237
Dendrite International Inc.	(1) (2)	4,727	91,704
Digi International Inc.	(1) (2)	3,113	53,512
Dun & Bradstreet Corp.	(2)	9,488	565,959
Eclipsys Corp.	(1) (2)	4,609	94,162
eFunds Corp.	(2)	6,563	157,578
Electronic Arts Inc.	(2)	39,758	2,452,273
Embarcadero Technologies Inc.	(2)	2,408	22,659
Epicor Software Corp.	(1) (2)	5,391	75,959
EPIQ Systems Inc.	(1) (2)	1,862	27,260
Fair Isaac Corp.		9,521	349,230
FalconStor Software Inc.	(1) (2)	3,739	35,782
FileNET Corp.	(2)	5,625	144,900
First Data Corp.		116,385	4,951,018
Fiserv Inc.	(2)	26,043	1,046,668
Global Payments Inc.		3,699	216,539
Hyperion Solutions Corp.	(1) (2)	5,126	238,974
IDX Systems Corp.	(1) (2)	2,775	95,627
IMS Health Inc.		31,308	726,659
Infocrossing Inc.	(1) (2)	2,294	38,837

Informatica Corp.	(2)	10,690	86,803
infoUSA Inc.	(2)	3,975	44,480
InPhonic Inc.	(2)	1,006	27,645
Inter-Tel Inc.		2,611	71,489
InterVideo Inc.	(2)	819	10,835
Intuit Inc.	(2)	23,475	1,033,135
iVillage Inc.	(2)	4,544	28,082
JDA Software Group Inc.	(1) (2)	3,632	49,468
Jupitermedia Corp.	(2)	2,250	53,505
Keane Inc.	(2)	6,672	98,078
Lawson Software Inc.	(1) (2)	7,987	54,871
ManTech International Corp. Class A	(2)	2,417	57,380
Manugistics Group Inc.	(2)	8,546	24,527
MAPICS Inc.	(2)	3,733	39,383
MapInfo Corp.	(2)	2,216	26,548
Mercury Interactive Corp.	(1) (2)	11,179	509,203
Micromuse Inc.	(2)	9,556	53,036
Microsoft Corp.		1,223,299	32,674,316
MicroStrategy Inc. Class A	(1) (2)	1,669	100,557
Midway Games Inc.	(2)	6,494	68,187
MRO Software Inc.	(2)	2,463	32,068
MSC Software Corp.	(2)	3,956	41,419
NAVTEQ Corp.	(2)	5,373	249,092
NDCHealth Corp.	(1)	4,523	84,083
NetIQ Corp.	(2)	7,489	91,441
Novell Inc.	(2)	51,639	348,563
Omnicell Inc.	(1) (2)	2,425	26,675
Open Solutions Inc.	(2)	1,835	47,637
OPNET Technologies Inc.	(2)	1,075	9,052
Oracle Corp.	(2)	503,707	6,910,860
Packeteer Inc.	(2)	4,007	57,901
PalmSource Inc.	(2)	2,114	26,932
Parametric Technology Corp.	(2)	36,312	213,878
PDF Solutions Inc.	(2)	2,372	38,213
Pegasystems Inc.	(1) (2)	2,363	20,156
Per-Se Technologies Inc.	(2)	3,142	49,738
Pinnacle Systems Inc.	(2)	8,975	54,748
Pixar Inc.	(1) (2)	3,201	274,038
PLATO Learning Inc.	(2)	2,521	18,781
Progress Software Corp.	(2)	4,125	96,319
QAD Inc.		1,640	14,629
Quality Systems Inc.	(2)	491	29,362
Quest Software Inc.	(1) (2)	6,590	105,111
Red Hat Inc.	(1) (2)	21,251	283,701
Renaissance Learning Inc.		1,380	25,613
Retek Inc.	(2)	7,028	43,222
Safeguard Scientifics Inc.	(2)	16,225	34,397
Salesforce.com Inc.	(1) (2)	1,646	27,883
ScanSoft Inc.	(1) (2)	9,724	40,744
Schawk Inc.		1,468	26,688
SeaChange International Inc.	(1) (2)	2,950	51,448
SEI Investments Co.		8,455	354,518
SERENA Software Inc.	(1) (2)	3,103	67,149
Siebel Systems Inc.	(2)	56,837	596,789
SPSS Inc.	(2)	1,930	30,185
SS&C Technologies Inc.		1,533	31,656
Sybase Inc.	(2)	12,865	256,657
SYNNEX Corp.	(2)	619	14,893
Take-Two Interactive Software Inc.	(1) (2)	5,932	206,374
THQ Inc.	(1) (2)	4,944	113,415
Total System Services Inc.		4,999	121,476
TradeStation Group Inc.	(1) (2)	3,053	21,432
Transaction Systems Architects Inc. Class A	(2)	5,056	100,362
Trident Microsystems Inc.	(1) (2)	2,710	45,311

Ulticom Inc.	(2)	1,474	23,628
Verint Systems Inc.	(2)	1,400	50,862
Veritas Software Corp.	(2)	56,838	1,622,725
Wind River Systems Inc.	(2)	9,244	125,256
Witness Systems Inc.	(2)	3,080	53,777
Zix Corp.	(1) (2)	2,122	10,928

			72,600,026

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.	(1) (2)	1,937	63,998

			63,998

TELECOMMUNICATION EQUIPMENT—0.01%
Carrier Access Corp.	(2)	2,206	23,560
NMS Communications Corp.	(1) (2)	5,456	34,427
Novatel Wireless Inc.	(1) (2)	2,210	42,830
TippingPoint Technologies Inc.	(1) (2)	433	20,221
WJ Communications Inc.	(2)	2,982	10,258

			131,296

TELECOMMUNICATIONS—5.78%
Adaptec Inc.	(2)	14,788	112,241
ADC Telecommunications Inc.	(2)	106,444	285,270
ADTRAN Inc.		8,258	158,058
Aeroflex Inc.	(2)	8,535	103,444
AirGate PCS Inc.	(2)	1,565	55,714
Airspan Networks Inc.	(2)	3,095	16,806
Alamosa Holdings Inc.	(2)	8,459	105,484
Alaska Communications Systems Group Inc.		1,725	14,887
Alltel Corp.		40,993	2,408,749
American Tower Corp. Class A	(2)	28,763	529,239
Anaren Inc.	(2)	3,007	38,971
Andrew Corp.	(2)	21,304	290,374
Anixter International Inc.		3,872	139,353
Applied Signal Technology Inc.		1,373	48,398
Arris Group Inc.	(1) (2)	10,642	74,920
Aspect Communications Corp.	(2)	5,016	55,878
AT&T Corp.		105,581	2,012,374
Atheros Communications Inc.	(1) (2)	922	9,451
Audiovox Corp. Class A	(1) (2)	2,483	39,182
Avanex Corp.	(1) (2)	11,494	38,045
Avaya Inc.	(2)	52,359	900,575
BellSouth Corp.		244,651	6,798,851
Black Box Corp.	(1)	2,119	101,754
Boston Communications Group Inc.	(1) (2)	2,065	19,081
Broadwing Corp.	(1) (2)	6,965	63,451
C-COR Inc.	(2)	6,109	56,814
Centennial Communications Corp.	(2)	1,434	11,372
CenturyTel Inc.		18,518	656,833
CIENA Corp.	(2)	73,879	246,756
Cincinnati Bell Inc.	(2)	31,340	130,061
Cisco Systems Inc.	(2)	901,535	17,399,626
Citizens Communications Co.		45,063	621,419
Commonwealth Telephone Enterprises Inc.	(1) (2)	2,895	143,766
CommScope Inc.	(1) (2)	7,155	135,230
Comtech Telecommunications Corp.	(1) (2)	2,025	76,160
Comverse Technology Inc.	(2)	26,220	641,079
Corning Inc.	(2)	182,502	2,148,049
Crown Castle International Corp.	(2)	25,695	427,565
CT Communications Inc.	(1)	2,099	25,818
D&E Communications Inc.		1,351	16,280
Ditech Communications Corp.	(2)	3,852	57,587
Dobson Communications Corp. Class A	(1) (2)	13,066	22,474
Eagle Broadband Inc.	(1) (2)	19,796	13,065

EMS Technologies Inc.	(2)	1,354	22,503
Enterasys Networks Inc.	(2)	28,211	50,780
Extreme Networks Inc.	(2)	15,004	98,276
Finisar Corp.	(1) (2)	23,492	53,562
Foundry Networks Inc.	(2)	16,143	212,442
General Communication Inc. Class A	(2)	6,394	70,590
Golden Telecom Inc.	(1)	1,682	44,438
Harmonic Inc.	(2)	9,500	79,230
Harris Corp.		8,886	549,066
Hypercom Corp.	(1) (2)	6,133	36,307
IDT Corp. Class B	(1) (2)	8,062	124,800
Infonet Services Corp. Class B	(2)	7,166	14,475
InterDigital Communications Corp.	(2)	7,511	165,993
Intrado Inc.	(2)	1,953	23,631
Iowa Telecommunications Services Inc.		2,558	55,176
ITC DeltaCom Inc.	(2)	1,819	3,110
Ixia	(2)	3,797	63,828
JAMDAT Mobile Inc.	(2)	822	16,974
JDS Uniphase Corp.	(2)	185,141	586,897
Juniper Networks Inc.	(2)	70,470	1,916,079
KVH Industries Inc.	(1) (2)	1,409	13,808
Level 3 Communications Inc.	(1) (2)	91,422	309,921
Lucent Technologies Inc.	(1) (2)	569,984	2,143,140
MasTec Inc.	(2)	3,129	31,634
Motorola Inc.		312,688	5,378,234
MRV Communications Inc.	(1) (2)	15,005	55,068
NETGEAR Inc.	(2)	3,080	56,025
Network Equipment Technologies Inc.	(1) (2)	3,202	31,444
Newport Corp.	(2)	5,955	83,966
Nextel Communications Inc. Class A	(2)	136,957	4,108,710
Nextel Partners Inc. Class A	(2)	16,538	323,153
NII Holdings Inc. Class B	(2)	7,667	363,799
North Pittsburgh Systems Inc.	(1)	2,080	51,438
NTL Inc.	(2)	9,190	670,502
Oplink Communications Inc.	(2)	15,817	31,159
Optical Communication Products Inc.	(2)	1,662	4,155
Plantronics Inc.		6,424	266,403
Polycom Inc.	(2)	13,183	307,428
Powerwave Technologies Inc.	(2)	14,337	121,578
Price Communications Corp.	(2)	5,187	96,426
Primus Telecommunications Group Inc.	(1) (2)	9,210	29,288
PTEK Holdings Inc.	(2)	7,910	84,716
QUALCOMM Inc.		216,087	9,162,089
Qwest Communications International Inc.	(2)	198,304	880,470
REMEC Inc.	(2)	7,736	55,777
RF Micro Devices Inc.	(1) (2)	25,302	173,066
SafeNet Inc.	(1) (2)	3,204	117,715
SBA Communications Corp.	(2)	6,469	60,032
SBC Communications Inc.		441,628	11,380,754
Scientific-Atlanta Inc.		20,564	678,818
Shenandoah Telecommunications Co.		721	21,594
SpectraLink Corp.	(1)	2,763	39,179
SpectraSite Inc.	(2)	5,278	305,596
Sprint Corp. (FON Group)		190,270	4,728,210
Stratex Networks Inc.	(2)	11,194	25,298
SureWest Communications	(1)	2,117	60,017
Sycamore Networks Inc.	(2)	23,157	94,017
Symmetricom Inc.	(2)	5,419	52,618
TALK America Holdings Inc.	(2)	3,426	22,680
Tekelec	(2)	6,531	133,494
Telephone & Data Systems Inc.		6,597	507,639
Tellabs Inc.	(2)	61,899	531,715
Terayon Communication Systems Inc.	(2)	8,675	23,509
3Com Corp.	(2)	52,046	217,032

Time Warner Telecom Inc. Class A	(1) (2)	5,487	23,923
Triton PCS Holdings Inc. Class A	(2)	3,474	11,881
UbiquiTel Inc.	(1) (2)	9,815	69,883
United States Cellular Corp.	(2)	2,017	90,281
USA Mobility Inc.	(2)	3,314	117,017
UTStarcom Inc.	(1) (2)	11,779	260,905
Verizon Communications Inc.		369,387	14,963,867
Viasat Inc.	(1) (2)	2,900	70,383
Westell Technologies Inc. Class A	(2)	6,408	43,574
Western Wireless Corp. Class A	(1) (2)	11,035	323,326
Wireless Facilities Inc.	(1) (2)	6,589	62,200
Zhone Technologies Inc.	(2)	5,514	14,281

			101,323,496

TEXTILES—0.09%
Angelica Corp.		1,051	28,430
Cintas Corp.	(1)	16,584	727,374
G&K Services Inc. Class A		2,390	103,774
Mohawk Industries Inc.	(2)	6,931	632,454
UniFirst Corp.		1,063	30,062
Weyco Group Inc.		493	21,835

			1,543,929

TOYS, GAMES & HOBBIES—0.11%
Action Performance Companies Inc.	(1)	2,080	22,859
Department 56 Inc.	(2)	1,825	30,386
Hasbro Inc.		20,854	404,151
Jakks Pacific Inc.	(1) (2)	3,089	68,298
LeapFrog Enterprises Inc.	(1) (2)	3,386	46,050
Marvel Enterprises Inc.	(1) (2)	9,160	187,597
Mattel Inc.		56,233	1,095,981
RC2 Corp.	(2)	2,233	72,796
Topps Co. (The)	(1)	4,075	39,731

			1,967,849

TRANSPORTATION—1.39%
Alexander & Baldwin Inc.		5,597	237,425
Arkansas Best Corp.	(1)	2,902	130,271
Burlington Northern Santa Fe Corp.		49,331	2,333,850
Central Freight Lines Inc.	(2)	1,387	8,738
CH Robinson Worldwide Inc.	(1)	11,450	635,704
CNF Inc.		6,752	338,275
Covenant Transport Inc. Class A	(2)	1,009	21,007
CSX Corp.		28,575	1,145,286
EGL Inc.	(2)	4,636	138,570
Expeditors International Washington Inc.	(1)	14,076	786,567
FedEx Corp.		39,854	3,925,220
Florida East Coast Industries Inc.	(1)	2,962	133,586
Forward Air Corp.	(2)	2,946	131,686
Genesee & Wyoming Inc. Class A	(2)	2,192	61,661
GulfMark Offshore Inc.	(1) (2)	1,634	36,389
Heartland Express Inc.		6,004	134,910
Hub Group Inc. Class A	(2)	949	49,557
Hunt (J.B.) Transport Services Inc.		7,534	337,900
Kansas City Southern Industries Inc.	(1) (2)	8,012	142,053
Kirby Corp.	(1) (2)	2,884	127,992
Knight Transportation Inc.	(1)	4,728	117,254
Laidlaw International Inc.	(2)	14,048	300,627
Landstar System Inc.	(1) (2)	3,953	291,099
Marten Transport Ltd.	(2)	948	21,548
Norfolk Southern Corp.		52,136	1,886,802
Offshore Logistics Inc.	(2)	2,783	90,364
Old Dominion Freight Line Inc.	(1) (2)	2,348	81,710
Overnite Corp.		3,845	143,188

Overseas Shipholding Group Inc.		3,643	201,094
P.A.M. Transportation Services Inc.	(1) (2)	972	18,225
Pacer International Inc.	(2)	3,750	79,725
Quality Distribution Inc.	(2)	1,075	9,073
RailAmerica Inc.	(2)	4,982	65,015
Ryder System Inc.		8,786	419,707
SCS Transportation Inc.	(2)	1,979	46,249
Seabulk International Inc.	(2)	396	4,796
SIRVA Inc.	(2)	2,457	47,224
Swift Transportation Co. Inc.	(2)	5,876	126,216
U.S. Xpress Enterprises Inc. Class A	(2)	874	25,608
Union Pacific Corp.		34,467	2,317,906
United Parcel Service Inc. Class B		76,220	6,513,761
USF Corp.		3,617	137,265
Werner Enterprises Inc.		6,539	148,043
Yellow Roadway Corp.	(2)	6,473	360,611

			24,309,757

TRUCKING & LEASING—0.01%
AMERCO	(2)	1,299	59,728
GATX Corp.	(1)	6,369	188,268
Greenbrier Companies Inc. (The)		554	18,753

			266,749

WATER—0.03%
American States Water Co.		2,168	56,368
Aqua America Inc.		12,473	306,711
California Water Service Group	(1)	2,392	90,059
Connecticut Water Service Inc.	(1)	1,052	27,867
Middlesex Water Co.	(1)	1,448	27,425
PICO Holdings Inc.	(1) (2)	1,180	24,509
SJW Corp.		916	33,342
Southwest Water Co.	(1)	2,599	34,961

			601,242

TOTAL COMMON STOCKS (Cost: $1,696,238,496)			1,752,572,103

Security		Shares or Principal	Value

SHORT-TERM INVESTMENTS—7.03%

COMMERCIAL PAPER—1.75%
Alpine Securitization Corp.
2.28%, 01/06/05	(4)	$341,004	340,939
Amsterdam Funding Corp.
2.25%, 01/04/05	(4)	170,502	170,491
2.33%, 01/10/05	(4)	341,004	340,850
Barton Capital Corp.
2.27%, 01/04/05	(4)	698,036	697,992
2.27%, 01/10/05	(4)	758,366	758,032
2.30%, 01/21/05	(4)	275,695	275,378
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(4)	835,474	835,369
2.29%, 01/07/05	(4)	682,008	681,835
Cantabric Finance LLC
2.27%, 01/03/05	(4)	354,644	354,644
2.28%, 01/03/05	(4)	395,565	395,565
2.38%, 01/20/05	(4)	682,008	681,242
Chariot Funding LLC
2.31%, 01/11/05	(4)	519,779	519,512

Corporate Asset Funding
2.21%, 02/07/05	(4)	511,506	510,410
2.26%, 02/03/05	(4)	682,008	680,681
CRC Funding LLC
2.21%, 02/07/05	(4)	170,502	170,137
Den Danske Bank NY
2.25%, 01/03/05	(4)	170,502	170,502
DEPFA Bank PLC
2.28%, 05/03/05	(4)	341,004	338,418
Edison Asset Securitization
2.26%, 05/04/05	(4)	852,510	846,035
Fairway Finance Corp.
2.55%, 01/03/05	(4)	657,627	657,627
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(4)	136,402	136,316
2.30%, 02/02/05	(4)	682,008	680,701
2.31%, 01/11/05	(4)	690,281	689,927
2.33%, 01/12/05	(4)	317,905	317,719
Ford Credit Auto Receivables
1.85%, 01/14/05	(4)	341,004	340,811
2.28%, 04/27/05	(4)	511,506	507,813
Fortis Funding LLC
2.35%, 05/09/05	(4)	954,812	946,959
Gemini Securitization Corp.
2.31%, 01/10/05	(4)	341,004	340,851
General Electric Capital Corp.
2.24%, 02/02/05	(4)	2,046,025	2,042,206
2.26%, 01/05/05	(4)	682,008	681,923
2.29%, 01/24/05	(4)	170,502	170,274
Georgetown Funding Co. LLC
2.27%, 01/20/05	(4)	238,703	238,447
2.38%, 01/19/05	(4)	272,803	272,515
GIRO Funding US Corp.
2.20%, 02/08/05	(4)	378,672	377,838
2.30%, 02/02/05	(4)	170,502	170,175
2.33%, 02/03/05	(4)	170,502	170,161
Grampian Funding LLC
2.27%, 02/01/05	(4)	511,506	510,571
Jupiter Securitization Corp.
2.30%, 01/10/05	(4)	284,070	283,943
2.30%, 02/01/05	(4)	341,004	340,372
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(4)	573,896	573,562
Liberty Street Funding Corp.
2.31%, 01/10/05	(4)	396,083	395,905
Mont Blanc Capital Corp.
2.27%, 01/07/05	(4)	232,647	232,588
2.32%, 01/10/05	(4)	350,730	350,572
Mortgage Interest Networking Trust
2.24%, 02/01/05	(4)	443,305	442,506
Nationwide Building Society
2.21%, 02/10/05	(4)	682,008	680,418
New Center Asset Trust
2.25%, 02/02/05	(4)	641,088	639,886
Park Avenue Receivables Corp.
2.31%, 01/19/05	(4)	342,355	342,003
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(4)	341,004	340,656
2.30%, 02/02/05	(4)	341,004	340,351
2.34%, 01/20/05	(4)	511,506	510,941
Scaldis Capital LLC
2.28%, 01/07/05	(4)	613,808	613,652
Solitaire Funding Ltd.
2.28%, 01/04/05	(4)	410,051	410,025

2.28%, 02/02/05	(4)	434,753	433,927
Sydney Capital Corp.
2.25%, 01/18/05	(4)	341,004	340,684
2.29%, 01/06/05	(4)	501,413	501,317
Tulip Funding Corp.
2.25%, 01/14/05	(4)	341,004	340,770
2.35%, 01/13/05	(4)	993,591	992,942
2.36%, 01/24/05	(4)	682,008	681,069
UBS Finance (Delaware)
2.33%, 01/04/05	(4)	1,364,017	1,363,928
Variable Funding Capital Corp.
2.26%, 01/05/05	(4)	341,004	340,961
2.30%, 01/07/05	(4)	341,004	340,917
2.32%, 01/14/05	(4)	341,004	340,762
Yorktown Capital LLC
2.32%, 01/10/05	(4)	341,004	340,850
2.34%, 01/13/05	(4)	170,502	170,391

			30,706,764

FLOATING RATE NOTES—2.49%
American Express Credit Corp.
2.43%, 10/26/05	(4)	1,364,017	1,364,572
Bank of Nova Scotia
2.34%, 09/26/05	(4)	170,502	170,447
Beta Finance Inc.
2.27%, 05/04/05	(4) (5)	409,205	409,178
2.32%, 09/23/05	(4) (5)	613,808	613,631
2.32%, 09/27/05	(4) (5)	545,607	545,447
2.44%, 03/15/05	(4) (5)	341,004	341,059
2.47%, 10/27/05	(4) (5)	647,908	648,490
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(4)	1,023,013	1,022,781
2.34%, 12/14/05	(4)	613,808	613,619
2.36%, 10/31/05	(4)	682,008	681,863
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(4)	1,207,155	1,207,155
CC USA Inc.
2.06%, 07/29/05	(4) (5)	682,008	681,892
2.27%, 05/04/05	(4) (5)	682,008	681,963
Commodore CDO Ltd.
2.55%, 12/12/05	(4)	170,502	170,502
Den Danske Bank NY
2.32%, 08/12/05	(4)	682,008	681,884
2.33%, 10/17/05	(4)	682,008	681,848
2.35%, 08/26/05	(4)	682,008	681,877
DEPFA Bank PLC
2.47%, 09/15/05	(4)	682,008	682,008
Dorada Finance Inc.
2.06%, 07/29/05	(4) (5)	566,067	565,970
Fairway Finance LLC
2.35%, 03/14/05	(4)	682,008	682,008
2.37%, 01/20/05	(4)	341,004	341,004
Fifth Third Bancorp
2.38%, 11/23/05	(4) (5)	1,364,017	1,364,017
Five Finance Inc.
2.37%, 04/29/05	(4) (5)	545,607	545,589
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(4)	391,165	391,165
HBOS Treasury Services PLC
2.55%, 04/22/05	(4)	682,008	682,008
K2 USA LLC
2.05%, 07/25/05	(4) (5)	341,004	340,966
2.33%, 06/10/05	(4) (5)	682,008	681,972

2.33%, 09/12/05	(4) (5)	682,008	681,915
2.39%, 10/20/05	(4) (5)	682,008	682,027
Links Finance LLC
2.12%, 04/25/05	(4)	682,008	682,146
2.35%, 04/15/05	(4) (5)	682,008	681,970
2.36%, 11/16/05	(4) (5)	341,004	340,945
National City Bank (Ohio)
2.29%, 08/09/05	(4)	682,008	681,886
2.35%, 06/23/05	(4)	682,008	681,913
2.36%, 06/10/05	(4)	341,004	341,051
Nationwide Building Society
2.40%, 01/06/06	(4) (5)	682,008	682,008
2.58%, 01/27/06	(4) (5)	1,159,414	1,159,545
Norddeutsche Landesbank
2.04%, 07/27/05	(4)	682,008	681,874
Northern Rock PLC
2.02%, 01/13/05	(4)	647,908	647,908
2.39%, 10/25/05	(4)	1,364,017	1,364,017
Permanent Financing PLC
2.32%, 03/10/05	(4)	682,008	682,008
2.34%, 09/12/05	(4)	852,510	852,510
2.35%, 06/10/05	(4)	306,904	306,904
Sedna Finance Inc.
2.37%, 01/10/06	(4)	136,402	136,367
Sigma Finance Inc.
2.01%, 01/09/06	(4)	682,008	681,859
2.28%, 12/06/05	(4) (5)	682,008	681,809
2.34%, 10/07/05	(4) (5)	238,703	238,647
2.39%, 08/17/05	(4)	341,004	341,023
2.39%, 09/15/05	(4)	852,510	852,566
2.47%, 11/28/05	(4) (5)	682,008	682,562
Tango Finance Corp.
2.24%, 05/17/05	(4) (5)	566,067	566,057
2.30%, 04/07/05	(4) (5)	250,297	250,291
2.33%, 02/25/05	(4) (5)	381,925	381,914
2.36%, 01/18/05	(4) (5)	300,084	300,082
2.37%, 09/15/05	(4) (5)	600,167	600,101
2.39%, 07/25/05	(4) (5)	682,008	681,970
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(4)	1,023,013	1,023,013
2.40%, 01/25/05	(4)	1,023,013	1,023,013
WhistleJacket Capital LLC
2.32%, 12/08/05	(4) (5)	443,305	443,239
2.36%, 07/15/05	(4) (5)	511,506	511,451
2.36%, 09/15/05	(4)	511,506	511,434
2.36%, 10/14/05	(4) (5)	341,004	340,978
2.38%, 01/17/06	(4) (5)	238,703	238,700
2.45%, 06/15/05	(4) (5)	341,004	340,969
White Pine Finance LLC
2.02%, 07/11/05	(4)	170,502	170,492
2.24%, 11/01/05	(4) (5)	347,824	347,732
2.27%, 07/05/05	(4)	341,004	340,967
2.29%, 05/20/05	(4)	306,904	306,892
2.35%, 04/15/05	(4) (5)	511,506	511,478
2.37%, 06/15/05	(4) (5)	279,623	279,623
2.37%, 01/13/06	(4) (5)	682,008	681,933
2.38%, 03/29/05	(4)	293,264	293,248
2.38%, 06/28/05	(4)	456,946	456,900
2.38%, 08/26/05	(4) (5)	341,004	340,960
Winston Funding Ltd.
2.16%, 01/23/05	(4) (5)	486,954	486,954

			43,670,766

MEDIUM-TERM NOTES—0.12%
CC USA Inc.
1.29%, 04/15/05	(4) (5)	682,008	681,989
1.51%, 02/15/05	(4) (5)	443,305	443,387
Dorada Finance Inc.
1.48%, 01/18/05	(4) (5)	511,506	511,505
K2 USA LLC
1.46%, 01/12/05	(4) (5)	341,004	341,003
WhistleJacket Capital LLC
1.32%, 02/04/05	(4) (5)	170,502	170,499

			2,148,383

MONEY MARKET FUNDS—1.07%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(4) (6)	2,728,034	2,728,034
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(4) (6)	8,854,087	8,854,087
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(4) (6)	6,820,084	6,820,084
BlackRock Temp Cash Money Market Fund	(4)	127,189	127,189
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(4)	257,339	257,339

			18,786,733

REPURCHASE AGREEMENTS—0.59%
Goldman Sachs & Co.
2.29%, 01/03/05	(4) (7)	$6,820,084	6,820,084
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(4) (7)	3,410,042	3,410,042

			10,230,126

TIME DEPOSITS—0.87%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(4)	682,008	682,008
1.33%, 02/10/05	(4)	341,004	340,999
1.39%, 02/02/05	(4)	341,004	341,000
1.39%, 04/08/05	(4)	477,406	477,387
2.63%, 01/04/05	(4)	682,008	682,008
Bank of America N.A.
1.50%, 01/03/05	(4)	697,890	697,890
Credit Suisse First Boston
2.34%, 01/14/05	(4)	1,023,013	1,023,013
Fifth Third Bancorp
2.18%, 01/03/05	(4)	682,008	682,008
HBOS Treasury Services PLC
1.24%, 04/01/05	(4)	436,485	436,475
Natexis Banques
2.32%, 02/02/05	(4)	170,502	170,504
National City Bank (Ohio)
1.25%, 01/06/05	(4)	682,008	682,009
Norddeutsche Landesbank
2.11%, 06/07/05	(4)	682,008	681,951
Toronto-Dominion Bank
1.22%, 03/23/05	(4)	1,193,515	1,193,469
1.34%, 02/10/05	(4)	272,803	272,799
1.77%, 05/10/05	(4)	341,004	340,992
1.90%, 05/11/05	(4)	341,004	340,992
2.25%, 01/31/05	(4)	341,004	341,004
2.30%, 05/12/05	(4)	170,502	170,459
2.66%, 11/09/05	(4)	682,008	681,923
UBS Finance (Connecticut)
2.32%, 01/07/05	(4)	682,008	682,009

2.67%, 11/09/05	(4)	272,803	272,780
Washington Mutual Bank
2.27%, 02/02/05	(4)	272,803	272,803
2.35%, 02/02/05	(4)	1,091,213	1,091,204
Wells Fargo Bank N.A.
2.34%, 01/26/05	(4)	2,728,034	2,728,034

			15,285,720

U.S. GOVERNMENT AGENCY NOTES—0.14%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(4)	477,406	477,833
1.80%, 01/18/05	(4)	317,134	316,896
1.80%, 01/19/05	(4)	341,004	340,731
2.06%, 05/31/05	(4)	340,002	337,123
Federal National Mortgage Association
2.33%, 07/22/05	(4)	1,023,013	1,009,799

			2,482,382

TOTAL SHORT-TERM INVESTMENTS (Cost: $123,310,874)			123,310,874

TOTAL INVESTMENTS IN SECURITIES — 106.92% (Cost: $1,819,549,370)	(8)		1,875,882,977
Other Assets, Less Liabilities — (6.92%)			(121,442,378)

NET ASSETS — 100.00%			$1,754,440,599

NVS - Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(4)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(5)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(8)	The cost of investments for federal income tax purposes was $1,841,982,294. Net unrealized appreciation aggregated $33,900,683, of which $190,595,121 represented gross unrealized appreciation on securities and $156,694,438 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.91%

ADVERTISING—0.46%
ADVO Inc.		579	$20,641
Catalina Marketing Corp.		789	23,378
Getty Images Inc.	(1) (2)	877	60,381
Greenfield Online Inc.	(1)	202	4,442
Grey Global Group Inc.		19	20,900
Harte-Hanks Inc.		1,007	26,162
Interpublic Group of Companies Inc.	(1)	5,831	78,135
Lamar Advertising Co.	(1)	1,401	59,935
Marchex Inc. Class B	(1) (2)	45	945
Omnicom Group Inc.		3,370	284,158
ValueVision Media Inc. Class A	(1)	272	3,784
Ventiv Health Inc.	(1)	349	7,092
West Corp.	(1) (2)	333	11,026

			600,979

AEROSPACE & DEFENSE—1.22%
AAR Corp.	(1)	151	2,057
Alliant Techsystems Inc.	(1)	518	33,867
Armor Holdings Inc.	(1)	567	26,660
BE Aerospace Inc.	(1)	1,348	15,691
Boeing Co. (The)		15,430	798,811
Curtiss-Wright Corp.		116	6,660
DRS Technologies Inc.	(1)	117	4,997
EDO Corp.		305	9,684
Engineered Support Systems Inc.	(2)	483	28,603
General Dynamics Corp.		649	67,885
HEICO Corp.	(2)	41	926
Herley Industries Inc.	(1)	64	1,302
Innovative Solutions & Support Inc.	(1)	205	6,839
L-3 Communications Holdings Inc.		1,077	78,879
MTC Technologies Inc.	(1)	178	5,975
Orbital Sciences Corp.	(1) (2)	1,113	13,167
Rockwell Collins Inc.		3,681	145,179
Teledyne Technologies Inc.	(1)	747	21,984
Titan Corp. (The)	(1)	1,697	27,491
United Defense Industries Inc.	(1)	746	35,248
United Industrial Corp.		198	7,671
United Technologies Corp.		2,588	267,470

			1,607,046

AGRICULTURE—0.02%
Delta & Pine Land Co.	(2)	414	11,294
Maui Land & Pineapple Co. Inc.	(1)	112	4,396
Standard Commercial Corp.		59	1,148
Tejon Ranch Co.	(1)	138	5,630
Vector Group Ltd.	(2)	486	8,082

			30,550

AIRLINES—0.25%
AirTran Holdings Inc.	(1) (2)	1,724	18,447

America West Holdings Corp. Class B	(1) (2)	54	355
AMR Corp.	(1) (2)	1,535	16,808
ExpressJet Holdings Inc.	(1)	719	9,261
Frontier Airlines Inc.	(1)	396	4,518
JetBlue Airways Corp.	(1) (2)	1,937	44,977
Mesa Air Group Inc.	(1) (2)	741	5,884
Pinnacle Airlines Corp.	(1)	482	6,719
Republic Airways Holdings Inc.	(1)	72	955
SkyWest Inc.		413	8,285
Southwest Airlines Co.		13,004	211,705

			327,914

APPAREL—0.54%
Carter’s Inc.	(1)	183	6,220
Cherokee Inc.		52	1,835
Coach Inc.	(1)	3,979	224,416
Columbia Sportswear Co.	(1) (2)	319	19,016
Deckers Outdoor Corp.	(1) (2)	231	10,855
DHB Industries Inc.	(1) (2)	518	9,863
Guess? Inc.	(1)	372	4,669
Gymboree Corp.	(1) (2)	455	5,833
K-Swiss Inc. Class A		530	15,434
Nike Inc. Class B		3,405	308,799
OshKosh B’Gosh Inc. Class A	(2)	69	1,477
Oxford Industries Inc.		252	10,408
Polo Ralph Lauren Corp.		172	7,327
Quiksilver Inc.	(1)	1,117	33,275
Reebok International Ltd.		123	5,412
Skechers U.S.A. Inc. Class A	(1)	10	130
Timberland Co. Class A	(1)	444	27,825
Warnaco Group Inc. (The)	(1)	572	12,355
Wolverine World Wide Inc.		204	6,410

			711,559

AUTO MANUFACTURERS—0.08%
A.S.V. Inc.	(1)	190	9,101
Navistar International Corp.	(1)	732	32,193
Noble International Ltd.		182	3,711
Oshkosh Truck Corp.		690	47,182
Wabash National Corp.	(1)	344	9,264

			101,451

AUTO PARTS & EQUIPMENT—0.07%
Aftermarket Technology Corp.	(1)	243	3,912
BorgWarner Inc.		256	13,868
Commercial Vehicle Group Inc.	(1)	171	3,733
Johnson Controls Inc.		967	61,346
Keystone Automotive Industries Inc.	(1)	369	8,579
Sports Resorts International Inc.	(1)	59	170
Strattec Security Corp.	(1)	40	2,505

			94,113

BANKS—1.60%
ACE Cash Express Inc.	(1)	218	6,466
Arrow Financial Corp.		185	5,735
Bancorp Inc. (The)	(1)	83	1,328
Bank of New York Co. Inc. (The)		2,187	73,090
Bank of the Ozarks Inc.	(2)	264	8,984
Boston Private Financial Holdings Inc.	(2)	89	2,507
Bryn Mawr Bank Corp.	(2)	51	1,121
Capital City Bank Group Inc.		43	1,797
Capital Corporation of the West		10	470
Capital Crossing Bank	(1) (2)	130	3,990
Capitol Bancorp Ltd.		69	2,430

Cascade Bancorp	(2)	258	5,217
Cathay General Bancorp		666	24,975
Center Financial Corp.		144	2,883
City Bank		25	904
City Holding Co.		74	2,682
Coastal Financial Corp.		317	6,074
CoBiz Inc.	(2)	208	4,222
Columbia Bancorp		7	239
Commerce Bancorp Inc.	(2)	1,432	92,221
CVB Financial Corp.	(2)	586	15,564
East West Bancorp Inc.		1,006	42,212
EuroBancshares Inc.	(1)	86	1,806
Fifth Third Bancorp		8,580	405,662
First BanCorp (Puerto Rico)	(2)	643	40,837
First Busey Corp. Class A		112	2,337
First Financial Bankshares Inc.		33	1,479
First Marblehead Corp. (The)	(1)	403	22,669
First Midwest Bancorp Inc.		398	14,443
First National Bankshares of Florida	(2)	268	6,405
FNB Corp. (Pennsylvania)	(2)	626	12,745
Fremont General Corp.	(2)	897	22,586
Frontier Financial Corp.	(2)	140	5,405
Genworth Financial Inc. Class A		370	9,990
German American Bancorp		57	918
Glacier Bancorp Inc.		313	10,655
Gold Bancorp Inc.		394	5,760
Great Southern Bancorp Inc.		153	5,355
Greater Bay Bancorp		151	4,210
Hanmi Financial Corp.		333	11,968
Harleysville National Corp.	(2)	534	14,204
Independent Bank Corp. (Massachusetts)	(2)	191	6,446
Independent Bank Corp. (Michigan)	(2)	138	4,117
Investors Financial Services Corp.		1,376	68,772
K-Fed Bancorp		17	254
Macatawa Bank Corp.		5	161
Main Street Banks Inc.	(2)	78	2,725
MB Financial Inc.		206	8,683
MBT Financial Corp.		41	954
Mellon Financial Corp.		2,749	85,521
Mercantile Bank Corp.		63	2,489
Midwest Banc Holdings Inc.		46	1,006
Nara Bancorp Inc.		463	9,848
NewAlliance Bancshares Inc.		1,791	27,402
North Fork Bancorp Inc.		1,725	49,766
Northern Trust Corp.		1,193	57,956
Oak Hill Financial Inc.		9	349
Old Second Bancorp Inc.		341	10,871
Oriental Financial Group Inc.	(2)	211	5,979
Pacific Capital Bancorp		347	11,795
Park National Corp.		111	15,040
Peapack-Gladstone Financial Corp.	(2)	149	4,701
PennRock Financial Services Corp.		88	3,424
Placer Sierra Bancshares		62	1,763
PrivateBancorp Inc.	(2)	372	11,990
R&G Financial Corp. Class B		612	23,795
S&T Bancorp Inc.		55	2,073
Sandy Spring Bancorp Inc.	(2)	42	1,610
Santander BanCorp		13	392
Seacoast Banking Corp. of Florida		60	1,335
Signature Bank	(1)	60	1,942
Silicon Valley Bancshares	(1) (2)	593	26,578
Smithtown Bancorp Inc.		141	4,477
Southern Community Financial Corp.		101	1,045
Southwest Bancorp of Texas Inc.	(2)	1,426	33,212

State Bancorp Inc.		37	1,017
State Street Corp.		3,391	166,566
Sterling Bancorp		109	3,079
Sterling Financial Corp. (Pennsylvania)	(2)	189	5,419
Suffolk Bancorp	(2)	202	7,036
SY Bancorp Inc.	(2)	142	3,422
Synovus Financial Corp.		4,442	126,952
TCF Financial Corp.		2,560	82,278
Texas Capital Bancshares Inc.	(1)	350	7,567
Texas Regional Bancshares Inc. Class A		463	15,131
TriCo Bancshares		8	187
TrustCo Bank Corp. NY	(2)	1,523	21,002
U.S. Bancorp		3,448	107,991
UCBH Holdings Inc.	(2)	981	44,949
United Community Banks Inc.	(2)	337	9,075
United PanAm Financial Corp.	(1) (2)	147	2,802
Univest Corp. of Pennsylvania		135	6,213
USB Holding Co. Inc.		46	1,145
Valley National Bancorp	(2)	145	4,009
Virginia Commerce Bancorp Inc.	(1) (2)	203	5,749
W Holding Co. Inc.		938	21,527
West Bancorporation		420	7,396
West Coast Bancorp		9	229
Westamerica Bancorp	(2)	379	22,099
Western Sierra Bancorp	(1) (2)	13	499
Wilshire Bancorp Inc.	(1)	394	6,517
Wintrust Financial Corp.		484	27,569

			2,100,441

BEVERAGES—3.28%
Anheuser-Busch Companies Inc.		15,351	778,756
Boston Beer Co. Inc. Class A	(1)	189	4,020
Brown-Forman Corp. Class B		589	28,673
Coca-Cola Bottling Co. Consolidated		69	3,937
Coca-Cola Co. (The)		39,442	1,641,970
Hansen Natural Corp.	(1)	182	6,627
National Beverage Corp.		110	915
Peet’s Coffee & Tea Inc.	(1) (2)	306	8,100
Pepsi Bottling Group Inc.		2,950	79,768
PepsiCo Inc.		33,853	1,767,127

			4,319,893

BIOTECHNOLOGY—3.00%
Affymetrix Inc.	(1) (2)	1,309	47,844
Aksys Ltd.	(1) (2)	338	1,879
Alexion Pharmaceuticals Inc.	(1) (2)	644	16,229
Amgen Inc.	(1)	27,134	1,740,646
ARIAD Pharmaceuticals Inc.	(1)	1,142	8,485
Avant Immunotherapeutics Inc.	(1) (2)	1,710	3,437
Axonyx Inc.	(1)	1,227	7,607
Barrier Therapeutics Inc.	(1)	208	3,453
Biogen Idec Inc.	(1)	6,731	448,352
Bio-Rad Laboratories Inc. Class A	(1)	136	7,802
CancerVax Corp.	(1) (2)	474	5,143
Celgene Corp.	(1)	3,390	89,937
Charles River Laboratories International Inc.	(1)	1,301	59,859
Chiron Corp.	(1)	2,264	75,459
Ciphergen Biosystems Inc.	(1) (2)	578	2,485
Corgentech Inc.	(1)	213	1,764
CuraGen Corp.	(1) (2)	521	3,730
Curis Inc.	(1) (2)	1,128	5,888
CYTOGEN Corp.	(1)	203	2,339
Cytokinetics Inc.	(1)	216	2,214
deCODE genetics Inc.	(1) (2)	967	7,552

Digene Corp.	(1) (2)	329	8,603
Diversa Corp.	(1)	615	5,375
Encysive Pharmaceuticals Inc.	(1)	1,018	10,109
Enzo Biochem Inc.	(1) (2)	464	9,034
Enzon Pharmaceuticals Inc.	(1)	450	6,174
Exelixis Inc.	(1) (2)	1,196	11,362
Genaera Corp.	(1)	1,431	4,894
Genencor International Inc.	(1)	198	3,247
Genentech Inc.	(1)	9,261	504,169
Genzyme Corp.	(1)	5,133	298,096
Geron Corp.	(1) (2)	989	7,882
GTx Inc.	(1)	214	2,887
ICOS Corp.	(1) (2)	583	16,487
Illumina Inc.	(1)	792	7,508
Immunogen Inc.	(1)	975	8,619
Immunomedics Inc.	(1) (2)	868	2,639
Incyte Corp.	(1)	916	9,151
Integra LifeSciences Holdings Corp.	(1)	393	14,513
InterMune Inc.	(1) (2)	528	7,001
Invitrogen Corp.	(1)	519	34,840
Keryx Biopharmaceuticals Inc.	(1)	477	5,519
Kosan Biosciences Inc.	(1)	388	2,689
Lexicon Genetics Inc.	(1)	1,170	9,073
LifeCell Corp.	(1)	578	5,907
Martek Biosciences Corp.	(1) (2)	523	26,778
Maxim Pharmaceuticals Inc.	(1) (2)	680	2,054
MedImmune Inc.	(1)	5,158	139,833
Millennium Pharmaceuticals Inc.	(1)	3,340	40,481
Millipore Corp.	(1)	1,057	52,649
Momenta Pharmaceuticals Inc.	(1)	219	1,546
Myogen Inc.	(1)	450	3,631
Myriad Genetics Inc.	(1) (2)	556	12,516
Nanogen Inc.	(1) (2)	916	6,742
Nektar Therapeutics	(1)	1,825	36,938
Neose Technologies Inc.	(1)	244	1,640
Peregrine Pharmaceuticals Inc.	(1) (2)	1,851	2,166
Protein Design Labs Inc.	(1)	386	7,975
Regeneration Technologies Inc.	(1)	585	6,131
Regeneron Pharmaceuticals Inc.	(1) (2)	716	6,594
Seattle Genetics Inc.	(1)	587	3,833
Serologicals Corp.	(1) (2)	546	12,078
SuperGen Inc.	(1) (2)	877	6,183
Telik Inc.	(1)	878	16,805
Tercica Inc.	(1) (2)	61	611
Third Wave Technologies Inc.	(1)	732	6,295
Transkaryotic Therapies Inc.	(1) (2)	501	12,720
Vertex Pharmaceuticals Inc.	(1)	884	9,344

			3,953,425

BUILDING MATERIALS—0.19%
Aaon Inc.	(1)	216	3,471
American Standard Companies Inc.	(1)	3,909	161,520
Drew Industries Inc.	(1)	121	4,377
Eagle Materials Inc.	(2)	57	4,922
ElkCorp		400	13,688
Florida Rock Industries Inc.		197	11,727
Lennox International Inc.		181	3,683
NCI Building Systems Inc.	(1)	269	10,087
Simpson Manufacturing Co. Inc.		810	28,269
Trex Co. Inc.	(1) (2)	191	10,016
Universal Forest Products Inc.		11	477

			252,237

CHEMICALS—0.42%
Aceto Corp.		378	7,197
Airgas Inc.		259	6,866
American Vanguard Corp.	(2)	136	5,002
Cabot Microelectronics Corp.	(1) (2)	471	18,864
Dow Chemical Co. (The)		1,268	62,779
Ecolab Inc.		3,822	134,267
Georgia Gulf Corp.		352	17,530
Hercules Inc.	(1) (2)	1,185	17,597
International Flavors & Fragrances Inc.		1,443	61,818
Kronos Worldwide Inc.	(2)	75	3,040
MacDermid Inc.		603	21,768
Mosaic Co. (The)	(1) (2)	2,448	39,951
NL Industries Inc.	(1)	118	2,608
Olin Corp.		504	11,098
OMNOVA Solutions Inc.	(1)	547	3,074
Praxair Inc.		1,926	85,033
Quaker Chemical Corp.		67	1,664
Sherwin-Williams Co. (The)		189	8,435
Sigma-Aldrich Corp.		345	20,859
Symyx Technologies Inc.	(1) (2)	644	19,372
UAP Holding Corp.	(1)	192	3,316
Westlake Chemical Corp.		42	1,403

			553,541

COAL—0.05%
Arch Coal Inc.		444	15,780
CONSOL Energy Inc.		1,140	46,797

			62,577

COMMERCIAL SERVICES—2.06%
Aaron Rents Inc.	(2)	729	18,225
Administaff Inc.	(1) (2)	402	5,069
Advisory Board Co. (The)	(1) (2)	405	14,936
Albany Molecular Research Inc.	(1)	134	1,493
Alliance Data Systems Corp.	(1) (2)	910	43,207
AMN Healthcare Services Inc.	(1) (2)	326	5,187
Answerthink Inc.	(1)	949	4,422
Apollo Group Inc. Class A	(1)	3,237	261,258
ARAMARK Corp. Class B		2,089	55,379
Arbitron Inc.	(1)	612	23,978
Banta Corp.		397	17,770
BearingPoint Inc.	(1)	380	3,051
Block (H & R) Inc.		3,496	171,304
Bowne & Co. Inc.		279	4,537
Bright Horizons Family Solutions Inc.	(1)	276	17,874
Career Education Corp.	(1)	2,074	82,960
CDI Corp.		257	5,495
Cendant Corp.		4,936	115,404
Charles River Associates Inc.	(1)	194	9,073
ChoicePoint Inc.	(1)	1,859	85,495
Clark Inc.	(1)	78	1,211
Coinstar Inc.	(1)	462	12,395
Consolidated Graphics Inc.	(1)	139	6,380
Corinthian Colleges Inc.	(1)	1,926	36,295
Corporate Executive Board Co. (The)		848	56,765
Corrections Corp. of America	(1)	340	13,753
CorVel Corp.	(1)	134	3,589
CoStar Group Inc.	(1) (2)	350	16,163
Cross Country Healthcare Inc.	(1)	116	2,097
DeVry Inc.	(1) (2)	1,296	22,499
DiamondCluster International Inc. Class A	(1)	618	8,856
Educate Inc.	(1)	376	4,978
Education Management Corp.	(1)	1,573	51,925
Equifax Inc.	(2)	1,768	49,681

Euronet Worldwide Inc.	(1)	465	12,099
First Advantage Corp. Class A	(1)	119	2,428
First Health Group Corp.	(1)	1,362	25,483
Forrester Research Inc.	(1)	200	3,588
FTI Consulting Inc.	(1) (2)	182	3,835
Gartner Inc. Class A	(1) (2)	1,335	16,634
Gevity HR Inc.		543	11,164
Healthcare Services Group Inc.	(2)	369	7,690
Heidrick & Struggles International Inc.	(1)	396	13,571
Hewitt Associates Inc. Class A	(1)	897	28,713
Hooper Holmes Inc.		628	3,718
Hudson Highland Group Inc.	(1) (2)	142	4,090
Huron Consulting Group Inc.	(1)	73	1,621
Integrated Electrical Services Inc.	(1) (2)	130	629
Interactive Data Corp.	(1)	107	2,326
Intersections Inc.	(1)	195	3,364
iPayment Holdings Inc.	(1)	191	9,458
Iron Mountain Inc.	(1) (2)	2,254	68,724
ITT Educational Services Inc.	(1) (2)	992	47,170
Jackson Hewitt Tax Service Inc.		554	13,988
Kelly Services Inc. Class A		10	302
Kforce Inc.	(1)	650	7,215
Korn/Ferry International	(1) (2)	647	13,425
Labor Ready Inc.	(1) (2)	849	14,365
Landauer Inc.	(2)	112	5,118
Laureate Education Inc.	(1)	602	26,542
Learning Tree International Inc.	(1) (2)	128	1,715
LECG Corp.	(1)	314	5,856
Magellan Health Services Inc.	(1)	154	5,261
Manpower Inc.		917	44,291
McGrath RentCorp		237	10,336
McKesson Corp.		2,780	87,459
Midas Inc.	(1) (2)	256	5,120
MoneyGram International Inc.		860	18,180
Monro Muffler Brake Inc.	(1)	131	3,314
Moody’s Corp.		2,640	229,284
MPS Group Inc.	(1)	524	6,424
Navigant Consulting Inc.	(1) (2)	903	24,020
Neurogen Corp.	(1)	705	6,599
PAREXEL International Corp.	(1)	458	9,297
Paychex Inc.		6,917	235,731
PDI Inc.	(1) (2)	213	4,746
Pharmaceutical Product Development Inc.	(1)	969	40,010
PRA International	(1)	149	3,692
Pre-Paid Legal Services Inc.	(2)	171	6,421
PRG-Schultz International Inc.	(1)	52	262
Princeton Review Inc. (The)	(1)	330	2,029
ProxyMed Inc.	(1)	135	1,326
QC Holdings Inc.	(1)	54	1,035
Quanta Services Inc.	(1)	987	7,896
Rent-A-Center Inc.	(1)	843	22,339
Rent-Way Inc.	(1) (2)	519	4,157
Resources Connection Inc.	(1) (2)	515	27,970
Rewards Network Inc.	(1)	197	1,379
Robert Half International Inc.		3,090	90,939
Rollins Inc.	(2)	466	12,265
ServiceMaster Co. (The)		3,456	47,658
SFBC International Inc.	(1) (2)	270	10,665
Sotheby’s Holdings Inc. Class A	(1)	930	16,889
Source Interlink Companies Inc.	(1)	392	5,206
StarTek Inc.		204	5,804
Strayer Education Inc.		328	36,011
TeleTech Holdings Inc.	(1)	722	6,996
TNS Inc.	(1)	145	3,168

Universal Technical Institute Inc.	(1)	265	10,102
Valassis Communications Inc.	(1)	586	20,516
Viad Corp.		212	6,040
Watson Wyatt & Co. Holdings		454	12,235
Weight Watchers International Inc.	(1) (2)	870	35,731

			2,716,338

COMPUTERS—5.55%
Advanced Digital Information Corp.	(1)	619	6,202
Affiliated Computer Services Inc. Class A	(1)	1,797	108,161
Ansoft Corp.	(1)	74	1,495
Anteon International Corp.	(1)	521	21,809
Apple Computer Inc.	(1)	4,269	274,924
Blue Coat Systems Inc.	(1)	187	3,480
Brocade Communications Systems Inc.	(1)	4,232	32,332
CACI International Inc. Class A	(1) (2)	595	40,537
Cadence Design Systems Inc.	(1)	3,123	43,129
Carreker Corp.	(1)	549	4,721
Catapult Communications Corp.	(1)	55	1,329
Ceridian Corp.	(1)	1,937	35,408
CIBER Inc.	(1) (2)	728	7,018
Cognizant Technology Solutions Corp.	(1)	2,706	114,545
Covansys Corp.	(1)	542	8,293
Cray Inc.	(1)	1,600	7,456
CyberGuard Corp.	(1)	381	2,400
CyberSource Corp.	(1)	726	5,191
Dell Inc.	(1)	53,029	2,234,642
Digimarc Corp.	(1)	190	1,771
Dot Hill Systems Corp.	(1)	864	6,774
DST Systems Inc.	(1)	1,605	83,653
Echelon Corp.	(1) (2)	528	4,456
Electronics For Imaging Inc.	(1)	710	12,361
EMC Corp.	(1)	40,594	603,633
Equinix Inc.	(1) (2)	184	7,864
FactSet Research Systems Inc.	(2)	454	26,532
Gateway Inc.	(1)	1,389	8,348
Henry (Jack) & Associates Inc.		1,447	28,810
iGATE Corp.	(1)	619	2,507
Intergraph Corp.	(1)	540	14,542
Internap Network Services Corp.	(1)	4,239	3,942
International Business Machines Corp.		23,477	2,314,363
InterVoice-Brite Inc.	(1)	845	11,281
Iomega Corp.	(1)	474	2,626
Kanbay International Inc.	(1)	60	1,878
Komag Inc.	(1)	42	789
Kronos Inc.	(1) (2)	678	34,666
LaserCard Corp.	(1) (2)	189	1,983
Lexar Media Inc.	(1) (2)	1,639	12,850
Lexmark International Inc.	(1)	2,710	230,350
Magma Design Automation Inc.	(1) (2)	516	6,481
Manhattan Associates Inc.	(1) (2)	672	16,047
Maxtor Corp.	(1)	2,353	12,471
Mentor Graphics Corp.	(1) (2)	1,544	23,608
Mercury Computer Systems Inc.	(1) (2)	459	13,623
Merge Technologies Inc.	(1) (2)	313	6,964
MICROS Systems Inc.	(1)	336	26,228
Mobility Electronics Inc.	(1)	660	5,663
MTS Systems Corp.		55	1,860
National Instruments Corp.		1,171	31,910
NCR Corp.	(1)	1,545	106,960
Ness Technologies Inc.	(1)	222	3,308
NetScout Systems Inc.	(1)	598	4,174
Network Appliance Inc.	(1)	6,528	216,860
Overland Storage Inc.	(1)	140	2,337

PEC Solutions Inc.	(1)	58	822
Perot Systems Corp. Class A	(1)	387	6,204
Quantum Corp.	(1)	1,602	4,197
RadiSys Corp.	(1) (2)	344	6,725
Reynolds & Reynolds Co. (The) Class A		1,190	31,547
SanDisk Corp.	(1) (2)	2,767	69,092
SI International Inc.	(1) (2)	171	5,260
Silicon Storage Technology Inc.	(1)	1,829	10,883
SimpleTech Inc.	(1)	474	2,180
SRA International Inc. Class A	(1) (2)	303	19,453
Storage Technology Corp.	(1)	516	16,311
Stratasys Inc.	(1)	195	6,544
SunGard Data Systems Inc.	(1)	5,345	151,424
Sykes Enterprises Inc.	(1)	143	994
Synaptics Inc.	(1)	442	13,516
Synopsys Inc.	(1)	3,208	62,941
Syntel Inc.		130	2,280
TALX Corp.		44	1,135
TransAct Technologies Inc.	(1)	213	4,550
Tumbleweed Communications Corp.	(1)	1,273	4,252
Tyler Technologies Inc.	(1)	795	6,646
Ultimate Software Group Inc.	(1) (2)	442	5,605
Unisys Corp.	(1)	406	4,133
Western Digital Corp.	(1)	1,280	13,875
Xybernaut Corp.	(1) (2)	3,655	4,496

			7,302,610

COSMETICS & PERSONAL CARE—3.73%
Alberto-Culver Co.		1,241	60,275
Avon Products Inc.		9,842	380,885
Chattem Inc.	(1) (2)	214	7,083
Colgate-Palmolive Co.		9,312	476,402
Del Laboratories Inc.	(1)	75	2,606
Elizabeth Arden Inc.	(1)	391	9,282
Estee Lauder Companies Inc. Class A		2,241	102,571
Gillette Co. (The)		19,416	869,448
Inter Parfums Inc.	(2)	74	1,177
Kimberly-Clark Corp.		4,399	289,498
Procter & Gamble Co.		49,115	2,705,254

			4,904,481

DISTRIBUTION & WHOLESALE—0.23%
Advanced Marketing Services Inc.	(2)	57	573
Beacon Roofing Supply Inc.	(1)	93	1,847
CDW Corp.		1,338	88,776
Central European Distribution Corp.	(1) (2)	311	9,187
Fastenal Co.	(2)	1,297	79,843
Grainger (W.W.) Inc.		113	7,528
Hughes Supply Inc.		655	21,189
Ingram Micro Inc. Class A	(1)	405	8,424
LKQ Corp.	(1)	208	4,175
NuCo2 Inc.	(1)	197	4,371
ScanSource Inc.	(1)	282	17,529
SCP Pool Corp.	(2)	1,165	37,164
United Stationers Inc.	(1)	79	3,650
WESCO International Inc.	(1)	422	12,508

			296,764

DIVERSIFIED FINANCIAL SERVICES—4.41%
Accredited Home Lenders Holding Co.	(1) (2)	304	15,103
Affiliated Managers Group Inc.	(1) (2)	539	36,512
American Express Co.	(2)	23,621	1,331,516
Ameritrade Holding Corp.	(1)	5,062	71,982
Archipelago Holdings Inc.	(1)	24	504

Asset Acceptance Capital Corp.	(1)	241	5,133
Asta Funding Inc.		224	6,012
BKF Capital Group Inc.		121	4,586
BlackRock Inc.	(2)	370	28,586
Calamos Asset Management Inc. Class A	(1)	193	5,211
Capital One Financial Corp.		3,606	303,661
Capital Southwest Corp.		53	4,162
CapitalSource Inc.	(1) (2)	1,299	33,345
Chicago Mercantile Exchange Holdings Inc.	(2)	685	156,659
Circle Group Holdings Inc.	(1) (2)	661	1,467
Cohen & Steers Inc.		142	2,307
Collegiate Funding Services LLC	(1)	83	1,169
Credit Acceptance Corp.	(1)	21	534
Doral Financial Corp.		1,800	88,650
E*TRADE Financial Corp.	(1)	4,263	63,732
Eaton Vance Corp.		1,391	72,541
Education Lending Group Inc.	(1) (2)	330	5,118
Encore Capital Group Inc.	(1)	335	7,966
eSpeed Inc.	(1)	464	5,740
Federal Agricultural Mortgage Corp.		4	93
Federal Home Loan Mortgage Corp.		1,145	84,386
Federal National Mortgage Association		20,290	1,444,851
Federated Investors Inc. Class B		1,564	47,546
First Cash Inc.	(1)	271	7,238
Franklin Resources Inc.		375	26,119
Friedman, Billings, Ramsey Group Inc. Class A	(2)	1,646	31,916
Gabelli Asset Management Inc. Class A	(2)	64	3,105
Goldman Sachs Group Inc. (The)		458	47,650
Greenhill & Co. Inc.		122	3,501
Greg Manning Auctions Inc.	(1) (2)	184	2,278
Harris & Harris Group Inc.	(1)	354	5,799
IndyMac Bancorp Inc.		670	23,081
Instinet Group Inc.	(1)	282	1,700
Legg Mason Inc.		2,221	162,710
MarketAxess Holdings Inc.	(1)	9	153
Marlin Business Services Corp.	(1)	186	3,534
MBNA Corp.		17,386	490,111
Morgan Stanley		2,902	161,119
National Financial Partners Corp.		663	25,724
Nelnet Inc. Class A	(1)	244	6,571
Nuveen Investments Inc. Class A		238	9,394
Piper Jaffray Companies Inc.	(1)	65	3,117
Portfolio Recovery Associates Inc.	(1) (2)	267	11,006
Providian Financial Corp.	(1)	1,735	28,575
Schwab (Charles) Corp. (The)		18,484	221,069
SLM Corp.		9,167	489,426
T. Rowe Price Group Inc.		2,251	140,012
Waddell & Reed Financial Inc. Class A		1,786	42,668
Westcorp Inc.		150	6,889
WFS Financial Inc.		74	3,758
World Acceptance Corp.	(1)	390	10,729

			5,798,024

ELECTRIC—0.15%
AES Corp. (The)	(1)	13,500	184,545
Allegheny Energy Inc.	(1) (2)	641	12,634
Duquesne Light Holdings Inc.		200	3,770
MGE Energy Inc.		50	1,801
Ormat Technologies Inc.	(1)	26	423

			203,173

ELECTRICAL COMPONENTS & EQUIPMENT—0.32%
Advanced Energy Industries Inc.	(1)	530	4,839
American Power Conversion Corp.		1,904	40,746

AMETEK Inc.		965	34,422
Artesyn Technologies Inc.	(1) (2)	572	6,464
Belden CDT Inc.		144	3,341
Capstone Turbine Corp.	(1)	1,874	3,429
Cherokee International Corp.	(1)	259	2,489
Color Kinetics Inc.	(1) (2)	84	1,477
Emerson Electric Co.		1,783	124,988
Encore Wire Corp.	(1)	402	5,359
Energizer Holdings Inc.	(1)	619	30,758
Energy Conversion Devices Inc.	(1) (2)	510	9,853
EnerSys	(1)	44	671
General Cable Corp.	(1)	116	1,607
GrafTech International Ltd.	(1)	239	2,261
Intermagnetics General Corp.	(1) (2)	522	13,264
Littelfuse Inc.	(1)	409	13,971
Medis Technologies Ltd.	(1) (2)	252	4,624
Molex Inc.		2,334	70,020
Power-One Inc.	(1)	720	6,422
Rayovac Corp.	(1)	641	19,589
Universal Display Corp.	(1) (2)	336	3,024
Valence Technology Inc.	(1) (2)	750	2,332
Vicor Corp.		469	6,149
Wilson Greatbatch Technologies Inc.	(1)	396	8,878

			420,977

ELECTRONICS—1.19%
ADE Corp.	(1) (2)	258	4,830
Agilent Technologies Inc.	(1)	9,148	220,467
American Superconductor Corp.	(1)	450	6,700
Amphenol Corp. Class A	(1)	1,383	50,811
Analogic Corp.	(2)	184	8,241
AVX Corp.	(2)	409	5,153
Bei Technologies Inc.		255	7,874
Bel Fuse Inc. Class B		203	6,859
Benchmark Electronics Inc.	(1)	481	16,402
Brady Corp. Class A		191	11,951
Cogent Inc.	(1)	300	9,900
Coherent Inc.	(1)	247	7,519
CTS Corp.		312	4,146
Cymer Inc.	(1)	733	21,653
Daktronics Inc.	(1) (2)	272	6,770
DDi Corp.	(1)	422	1,342
Dionex Corp.	(1) (2)	388	21,988
Excel Technology Inc.	(1)	284	7,384
FEI Co.	(1)	385	8,085
Fisher Scientific International Inc.	(1)	2,315	144,410
FLIR Systems Inc.	(1) (2)	706	45,036
FSI International Inc.	(1)	737	3,442
Gentex Corp.	(2)	1,588	58,788
Identix Inc.	(1) (2)	2,033	15,004
II-VI Inc.	(1)	273	11,600
Intevac Inc.	(1)	483	3,651
Itron Inc.	(1)	389	9,301
Jabil Circuit Inc.	(1)	3,365	86,077
Keithley Instruments Inc.		319	6,284
Maxwell Technologies Inc.	(1)	316	3,204
Measurements Specialties Inc.	(1)	219	5,576
Merix Corp.	(1)	278	3,203
Metrologic Instruments Inc.	(1)	172	3,655
Mettler Toledo International Inc.	(1)	537	27,553
MIPS Technologies Inc. Class A	(1)	938	9,239
Molecular Devices Corp.	(1)	333	6,693
Multi-Fineline Electronix Inc.	(1)	44	803
OSI Systems Inc.	(1) (2)	134	3,043

Paradyne Networks Inc.	(1)	1,053	3,780
Paxar Corp.	(1)	193	4,279
PerkinElmer Inc.		1,320	29,687
Photon Dynamics Inc.	(1)	341	8,279
Planar Systems Inc.	(1) (2)	126	1,415
Plexus Corp.	(1)	446	5,802
PLX Technology Inc.	(1)	379	3,942
RAE Systems Inc.	(1)	517	3,774
Rogers Corp.	(1)	332	14,309
Sanmina-SCI Corp.	(1)	5,676	48,076
SBS Technologies Inc.	(1)	246	3,434
Solectron Corp.	(1)	19,536	104,127
Sonic Solutions Inc.	(1) (2)	387	8,684
Spatialight Inc.	(1)	277	2,479
Suntron Corp.	(1)	24	75
Symbol Technologies Inc.		4,828	83,524
Sypris Solutions Inc.		7	107
Taser International Inc.	(1) (2)	949	29,979
Technitrol Inc.	(1)	189	3,440
Tektronix Inc.		1,592	48,094
Thermo Electron Corp.	(1)	1,914	57,784
Trimble Navigation Ltd.	(1)	1,095	36,179
TTM Technologies Inc.	(1) (2)	745	8,791
Ultralife Batteries Inc.	(1)	318	6,185
Varian Inc.	(1)	751	30,799
Viisage Technology Inc.	(1)	619	5,577
Vishay Intertechnology Inc.	(1)	519	7,795
Waters Corp.	(1)	2,514	117,630
Woodhead Industries Inc.		7	112
X-Rite Inc.		342	5,475
Zygo Corp.	(1)	273	3,219

			1,561,469

ENERGY - ALTERNATE SOURCES—0.03%
FuelCell Energy Inc.	(1) (2)	818	8,098
Headwaters Inc.	(1) (2)	718	20,463
KFx Inc.	(1) (2)	634	9,206
Plug Power Inc.	(1) (2)	867	5,297

			43,064

ENERGY & RELATED—0.01%
Edge Petroleum Corp.	(1)	304	4,432
Syntroleum Corp.	(1) (2)	516	4,143
			8,575

ENGINEERING & CONSTRUCTION—0.08%
Dycom Industries Inc.	(1)	734	22,402
Fluor Corp.	(2)	654	35,650
Infrasource Services Inc.	(1)	117	1,521
Insituform Technologies Inc. Class A	(1) (2)	264	5,985
Jacobs Engineering Group Inc.	(1)	918	43,871
Perini Corp.	(1)	51	851

			110,280

ENTERTAINMENT—0.41%
Alliance Gaming Corp.	(1) (2)	997	13,769
Argosy Gaming Co.	(1)	331	15,458
Dover Downs Gaming & Entertainment Inc.		126	1,651
DreamWorks Animation SKG Inc. Class A	(1)	293	10,990
Empire Resorts Inc.	(1) (2)	47	524
GTECH Holdings Corp.		2,432	63,110
International Game Technology Inc.		7,366	253,243
International Speedway Corp. Class A		660	34,848
Isle of Capri Casinos Inc.	(1)	66	1,693

Macrovision Corp.	(1)	1,054	27,109
Metro-Goldwyn-Mayer Inc.		442	5,251
Nevada Gold & Casinos Inc.	(1)	156	1,903
Penn National Gaming Inc.	(1) (2)	651	39,418
Regal Entertainment Group Class A		187	3,880
Scientific Games Corp. Class A	(1)	1,599	38,120
Shuffle Master Inc.	(1) (2)	481	22,655
Speedway Motorsports Inc.		196	7,679

			541,301

ENVIRONMENTAL CONTROL—0.35%
Aleris International Inc.	(1)	243	4,112
Allied Waste Industries Inc.	(1)	2,483	23,042
Casella Waste Systems Inc. Class A	(1)	486	7,115
Darling International Inc.	(1)	1,644	7,168
Duratek Inc.	(1)	134	3,338
Layne Christensen Co.	(1)	184	3,340
Mine Safety Appliances Co.		414	20,990
Nalco Holding Co.	(1)	157	3,065
Stericycle Inc.	(1)	921	42,320
Tetra Tech Inc.	(1) (2)	1,002	16,773
TRC Companies Inc.	(1)	56	952
Waste Connections Inc.	(1) (2)	1,065	36,476
Waste Management Inc.		9,576	286,705

			455,396

FOOD—1.28%
Arden Group Inc. Class A		5	502
Cal-Maine Foods Inc.	(2)	259	3,131
Campbell Soup Co.		2,359	70,511
Gold Kist Inc.	(1)	93	1,267
Heinz (H.J.) Co.		3,748	146,135
Hershey Foods Corp.		2,794	155,179
Kellogg Co.		2,904	129,693
Lance Inc.		62	1,180
McCormick & Co. Inc. NVS		2,155	83,183
MGP Ingredients Inc.	(2)	222	1,918
Performance Food Group Co.	(1)	539	14,504
Provide Commerce Inc.	(1)	46	1,709
Sanderson Farms Inc.		89	3,852
Sara Lee Corp.		7,994	192,975
Sysco Corp.		13,451	513,425
United Natural Foods Inc.	(1) (2)	794	24,693
Whole Foods Market Inc.	(2)	1,276	121,667
Wild Oats Markets Inc.	(1) (2)	729	6,422
Wrigley (William Jr.) Co.		3,076	212,828

			1,684,774

FOREST PRODUCTS & PAPER—0.01%
Deltic Timber Corp.		71	3,014
Neenah Paper Inc.	(1)	133	4,336
Wausau-Mosinee Paper Corp.	(2)	90	1,607

			8,957

HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.		742	20,427
Black & Decker Corp.		1,458	128,785
Franklin Electric Co. Inc.		325	13,734
Lincoln Electric Holdings Inc.		666	23,004
Regal-Beloit Corp.		127	3,632

			189,582

HEALTH CARE—0.07%
Abaxis Inc.	(1)	314	4,550

ABIOMED Inc.	(1) (2)	413	6,377
America Service Group Inc.	(1)	264	7,067
Cyberoptics Corp.	(1)	202	3,004
Endocardial Solutions Inc.	(1)	549	6,423
FARO Technologies Inc.	(1)	252	7,857
Flanders Corp.	(1)	321	3,082
Genelabs Technologies Inc.	(1)	2,202	2,642
I-Flow Corp.	(1)	456	8,313
LCA-Vision Inc.		315	7,368
Microtek Medical Holdings Inc.	(1) (2)	422	1,713
Microvision Inc.	(1) (2)	536	3,752
Palomar Medical Technologies Inc.	(1)	178	4,640
Psychiatric Solutions Inc.	(1)	343	12,540
Sonic Innovations Inc.	(1)	605	2,523
ThermoGenesis Corp.	(1)	638	4,045
Urologix Inc.	(1)	382	2,472

			88,368

HEALTH CARE-PRODUCTS—7.51%
Advanced Medical Optics Inc.	(1) (2)	744	30,608
Advanced Neuromodulation Systems Inc.	(1)	409	16,139
Align Technology Inc.	(1)	1,164	12,513
American Medical Systems Holdings Inc.	(1)	573	23,957
Animas Corp.	(1) (2)	138	2,157
Arrow International Inc.		355	11,001
ArthroCare Corp.	(1) (2)	488	15,645
Aspect Medical Systems Inc.	(1)	267	6,531
Bard (C.R.) Inc.		2,167	138,645
Bausch & Lomb Inc.		676	43,575
Baxter International Inc.		11,702	404,187
Beckman Coulter Inc.		1,267	84,876
Becton, Dickinson & Co.		5,276	299,677
BioLase Technology Inc.	(2)	488	5,305
Biomet Inc.		5,339	231,659
Biosite Inc.	(1) (2)	241	14,831
Bioveris Corp.	(1)	409	2,990
Boston Scientific Corp.	(1)	13,907	494,394
Bruker BioSciences Corp.	(1)	386	1,556
Candela Corp.	(1) (2)	486	5,521
Cardiac Science Inc.	(1)	1,055	2,258
CardioDynamics International Corp.	(1)	717	3,707
Cepheid Inc.	(1)	706	7,018
Closure Medical Corp.	(1)	127	2,476
Conceptus Inc.	(1) (2)	648	5,259
Cooper Companies Inc.	(2)	658	46,448
CTI Molecular Imaging Inc.	(1)	581	8,244
Cyberonics Inc.	(1)	384	7,956
Cytyc Corp.	(1)	2,260	62,308
Dade Behring Holdings Inc.	(1)	740	41,440
DENTSPLY International Inc.		1,711	96,158
Diagnostic Products Corp.		508	27,965
DJ Orthopedics Inc.	(1)	397	8,504
Edwards Lifesciences Corp.	(1) (2)	1,264	52,153
Encore Medical Corp.	(1)	835	5,670
EPIX Pharmaceuticals Inc.	(1) (2)	534	9,564
Exactech Inc.	(1)	69	1,262
E-Z-Em Inc.		18	263
FoxHollow Technologies Inc.	(1)	81	1,992
Gen-Probe Inc.	(1)	1,074	48,556
Guidant Corp.		6,549	472,183
Haemonetics Corp.	(1)	290	10,501
Henry Schein Inc.	(1)	806	56,130
Hillenbrand Industries Inc.		247	13,718
Hologic Inc.	(1) (2)	181	4,972

ICU Medical Inc.	(1) (2)	206	5,632
IDEXX Laboratories Inc.	(1) (2)	744	40,615
Immucor Inc.	(1)	1,021	24,004
Immunicon Corp.	(1)	215	1,501
INAMED Corp.	(1)	724	45,793
IntraLase Corp.	(1)	133	3,123
Intuitive Surgical Inc.	(1)	674	26,973
Inverness Medical Innovations Inc.	(1) (2)	108	2,711
IVAX Diagnostics Inc.	(1)	278	1,209
Johnson & Johnson		62,205	3,945,041
Kensey Nash Corp.	(1) (2)	242	8,356
Kyphon Inc.	(1) (2)	533	13,730
Laserscope	(1) (2)	393	14,113
Lifeline Systems Inc.	(1)	282	7,264
Luminex Corp.	(1) (2)	682	6,056
Medical Action Industries Inc.	(1)	245	4,826
Medtronic Inc.		25,373	1,260,277
Mentor Corp.	(2)	808	27,262
Merit Medical Systems Inc.	(1)	447	6,830
Micro Therapeutics Inc.	(1)	414	1,552
NuVasive Inc.	(1)	252	2,583
Oakley Inc.		335	4,271
Ocular Sciences Inc.	(1)	378	18,526
OraSure Technologies Inc.	(1)	865	5,813
Orthologic Corp.	(1)	576	3,600
Orthovita Inc.	(1)	1,120	4,693
Palatin Technologies Inc.	(1)	1,245	3,312
Patterson Companies Inc.	(1) (2)	2,528	109,690
PolyMedica Corp.		593	22,113
Possis Medical Inc.	(1)	371	5,001
PSS World Medical Inc.	(1) (2)	1,302	16,295
Quidel Corp.	(1)	421	2,139
ResMed Inc.	(1) (2)	733	37,456
Respironics Inc.	(1)	720	39,139
SonoSite Inc.	(1) (2)	274	9,302
St. Jude Medical Inc.	(1)	7,398	310,198
Stereotaxis Inc.	(1)	192	1,887
Steris Corp.	(1) (2)	1,199	28,440
Stryker Corp.		5,980	288,535
SurModics Inc.	(1) (2)	271	8,810
Sybron Dental Specialties Inc.	(1)	517	18,291
TECHNE Corp.	(1)	707	27,502
Thoratec Corp.	(1) (2)	1,119	11,660
TriPath Imaging Inc.	(1)	644	5,777
Varian Medical Systems Inc.	(1)	2,892	125,050
Ventana Medical Systems Inc.	(1) (2)	266	17,021
VISX Inc.	(1)	1,045	27,034
VNUS Medical Technologies Inc.	(1)	98	1,325
West Pharmaceutical Services Inc.		292	7,309
Wright Medical Group Inc.	(1)	523	14,905
Young Innovations Inc.		74	2,496
Zila Inc.	(1)	1,202	5,145
Zimmer Holdings Inc.	(1)	5,136	411,496
Zoll Medical Corp.	(1)	82	2,821

			9,888,975

HEALTH CARE-SERVICES—2.47%
Aetna Inc.		990	123,502
Amedisys Inc.	(1)	333	10,786
American Healthways Inc.	(1) (2)	620	20,485
AMERIGROUP Corp.	(1)	415	31,399
AmSurg Corp.	(1) (2)	682	20,146
Apria Healthcare Group Inc.	(1) (2)	1,034	34,070
Beverly Enterprises Inc.	(1) (2)	2,196	20,093

Centene Corp.	(1)	782	22,170
Community Health Systems Inc.	(1)	721	20,101
Covance Inc.	(1)	1,316	50,995
Coventry Health Care Inc.	(1)	1,835	97,402
DaVita Inc.	(1)	2,121	83,843
Gentiva Health Services Inc.	(1)	550	9,196
HCA Inc.	(2)	3,869	154,605
Health Management Associates Inc. Class A	(2)	4,550	103,376
LabOne Inc.	(1) (2)	376	12,047
Laboratory Corp. of America Holdings	(1)	2,775	138,250
LifePoint Hospitals Inc.	(1)	770	26,811
Lincare Holdings Inc.	(1)	2,130	90,844
Manor Care Inc.		1,462	51,799
Matria Healthcare Inc.	(1) (2)	212	8,283
Molina Healthcare Inc.	(1)	157	7,282
National Healthcare Corp.		67	2,365
Odyssey Healthcare Inc.	(1)	727	9,945
Option Care Inc.		258	4,435
PacifiCare Health Systems Inc.	(1)	382	21,591
Pediatrix Medical Group Inc.	(1)	408	26,132
Province Healthcare Co.	(1)	62	1,386
Quest Diagnostics Inc.		1,697	162,148
Radiation Therapy Services Inc.	(1)	130	2,210
RehabCare Group Inc.	(1)	52	1,455
Renal Care Group Inc.	(1)	1,365	49,126
Select Medical Corp.		1,838	32,349
Sierra Health Services Inc.	(1) (2)	455	25,075
Specialty Laboratories Inc.	(1)	66	729
Sunrise Senior Living Inc.	(1)	8	371
Symbion Inc.	(1)	248	5,476
Triad Hospitals Inc.	(1) (2)	537	19,982
United Surgical Partners International Inc.	(1) (2)	551	22,977
UnitedHealth Group Inc.		13,975	1,230,219
Universal Health Services Inc. Class B		547	24,342
VistaCare Inc. Class A	(1) (2)	126	2,095
Wellcare Health Plans Inc.	(1)	75	2,438
WellChoice Inc.	(1)	182	9,719
WellPoint Inc.	(1)	4,012	461,380

			3,255,430

HOLDING COMPANIES - DIVERSIFIED—0.01%
Resource America Inc. Class A		200	6,500
Terremark Worldwide Inc.	(1)	6,248	3,999

			10,499

HOME BUILDERS —0.47%
Brookfield Homes Corp.		268	9,085
Centex Corp.		1,228	73,164
Champion Enterprises Inc.	(1) (2)	1,601	18,924
D.R. Horton Inc.		2,630	106,015
Fleetwood Enterprises Inc.	(1) (2)	1,042	14,025
Hovnanian Enterprises Inc. Class A	(1) (2)	505	25,008
KB Home		58	6,055
Lennar Corp. Class A	(2)	1,132	64,162
Levitt Corp. Class A		267	8,162
M.D.C. Holdings Inc.		259	22,388
Meritage Homes Corp.	(1)	183	20,624
Monaco Coach Corp.	(2)	507	10,429
NVR Inc.	(1)	111	85,403
Orleans Homebuilders Inc.	(1)	24	476
Palm Harbor Homes Inc.	(1) (2)	47	793
Pulte Homes Inc.		900	57,420
Ryland Group Inc.		152	8,746
Standard-Pacific Corp.		66	4,233

Technical Olympic USA Inc.		12	305
Thor Industries Inc.	(2)	714	26,454
Toll Brothers Inc.	(1) (2)	478	32,796
William Lyon Homes Inc.	(1)	73	5,128
Winnebago Industries Inc.	(2)	520	20,311

			620,106

HOME FURNISHINGS—0.20%
American Woodmark Corp.		90	3,931
Digital Theater Systems Inc.	(1)	311	6,260
Ethan Allen Interiors Inc.		270	10,805
Furniture Brands International Inc.		198	4,960
Harman International Industries Inc.		1,219	154,813
Hooker Furniture Corp.		72	1,634
Leggett & Platt Inc.		1,466	41,678
Maytag Corp.	(2)	935	19,729
Stanley Furniture Co. Inc.		123	5,529
Tempur-Pedic International Inc.	(1)	444	9,413
TiVo Inc.	(1) (2)	774	4,543
Universal Electronics Inc.	(1)	185	3,256

			266,551

HOUSEHOLD PRODUCTS & WARES—0.51%
Avery Dennison Corp.		2,298	137,811
Blyth Inc.		179	5,291
Church & Dwight Co. Inc.		1,252	42,092
Clorox Co.		2,195	129,351
Fortune Brands Inc.		2,857	220,503
Fossil Inc.	(1)	832	21,332
Harland (John H.) Co.		533	19,241
Jarden Corp.	(1)	547	23,762
Lifetime Hoan Corp.		207	3,291
Playtex Products Inc.	(1)	593	4,738
Scotts Co. (The) Class A	(1)	121	8,896
Standard Register Co. (The)	(2)	12	169
Tupperware Corp.	(2)	778	16,120
WD-40 Co.	(2)	195	5,540
Yankee Candle Co. Inc. (The)	(1)	998	33,114

			671,251

HOUSEWARES—0.04%
Libbey Inc.		7	155
Newell Rubbermaid Inc.		455	11,006
Toro Co.		485	39,455

			50,616

INSURANCE—2.55%
Affirmative Insurance Holdings Inc.		69	1,162
AFLAC Inc.		9,569	381,229
Ambac Financial Group Inc.		526	43,200
American Equity Investment Life Holding Co.		185	1,992
American International Group Inc.		32,151	2,111,356
Berkley (W.R.) Corp.		113	5,330
Bristol West Holdings Inc.		318	6,360
Brown & Brown Inc.	(2)	1,169	50,910
Danielson Holding Corp.	(1)	932	7,875
Direct General Corp.		289	9,277
First Acceptance Corp.	(1)	600	5,376
Gallagher (Arthur J.) & Co.	(2)	1,774	57,655
HCC Insurance Holdings Inc.		380	12,586
Hilb, Rogal & Hobbs Co.	(2)	514	18,627
Independence Holding Co.	(2)	18	332
Infinity Property & Casualty Corp.		75	2,640
Markel Corp.	(1)	80	29,120

Marsh & McLennan Companies Inc.		10,910	358,939
Philadelphia Consolidated Holding Corp.	(1)	47	3,109
Progressive Corp. (The)		667	56,588
Prudential Financial Inc.		1,835	100,852
Radian Group Inc.		661	35,192
RLI Corp.		88	3,658
Selective Insurance Group Inc.		54	2,389
State Auto Financial Corp.		186	4,808
Tower Group Inc.		56	672
Transatlantic Holdings Inc.		71	4,390
U.S.I. Holdings Corp.	(1) (2)	580	6,711
Unitrin Inc.		389	17,680
Vesta Insurance Group		774	2,848
Zenith National Insurance Corp.		193	9,619

			3,352,482

INTERNET—3.16%
Agile Software Corp.	(1)	534	4,363
Akamai Technologies Inc.	(1) (2)	2,122	27,650
Amazon.com Inc.	(1) (2)	6,199	274,554
aQuantive Inc.	(1) (2)	932	8,332
Ariba Inc.	(1)	330	5,478
AsiaInfo Holdings Inc.	(1)	314	1,871
Ask Jeeves Inc.	(1) (2)	1,204	32,207
@Road Inc.	(1)	656	4,532
autobytel.com Inc.	(1)	781	4,717
Avocent Corp.	(1)	924	37,440
Blue Nile Inc.	(1) (2)	80	2,210
CheckFree Corp.	(1) (2)	1,062	40,441
CMGI Inc.	(1)	10,114	25,791
CNET Networks Inc.	(1) (2)	2,651	29,771
Digital Insight Corp.	(1)	801	14,738
Digital River Inc.	(1) (2)	711	29,585
Digitas Inc.	(1)	1,688	16,120
DoubleClick Inc.	(1)	1,554	12,090
Drugstore.com Inc.	(1) (2)	865	2,941
E.piphany Inc.	(1)	182	879
EarthLink Inc.	(1) (2)	2,617	30,148
eBay Inc.	(1)	10,871	1,264,080
eCollege.com Inc.	(1) (2)	328	3,726
Entrust Inc.	(1)	1,237	4,688
eResearch Technology Inc.	(1) (2)	981	15,549
F5 Networks Inc.	(1)	682	33,227
FindWhat.com	(1) (2)	463	8,209
Google Inc. Class A	(1) (2)	383	73,957
GSI Commerce Inc.	(1)	467	8,303
Harris Interactive Inc.	(1)	1,065	8,414
IAC/InterActiveCorp	(1) (2)	3,423	94,543
InfoSpace Inc.	(1) (2)	638	30,337
INTAC International Inc.	(1) (2)	263	3,419
Interchange Corp.	(1)	57	1,034
Internet Security Systems Inc.	(1)	219	5,092
Ipass Inc.	(1)	804	5,950
j2 Global Communications Inc.	(1) (2)	398	13,731
Keynote Systems Inc.	(1)	270	3,758
Kintera Inc.	(1) (2)	243	2,189
Lionbridge Technologies Inc.	(1)	1,144	7,688
LookSmart Ltd.	(1)	1,523	3,335
Macromedia Inc.	(1)	1,503	46,773
MarketWatch.com Inc.	(1)	208	3,744
MatrixOne Inc.	(1)	1,198	7,847
McAfee Inc.	(1)	2,727	78,892
Monster Worldwide Inc.	(1)	2,056	69,164
Motive Inc.	(1)	44	501

Neoforma Inc.	(1) (2)	67	515
Net2Phone Inc.	(1) (2)	587	1,996
NetFlix Inc.	(1) (2)	703	8,668
NetRatings Inc.	(1)	199	3,815
NIC Inc.	(1)	593	3,012
1-800 CONTACTS INC.	(1)	127	2,794
1-800-FLOWERS.COM Inc.	(1)	530	4,457
Openwave Systems Inc.	(1) (2)	1,367	21,134
Opsware Inc.	(1) (2)	1,239	9,094
Overstock.com Inc.	(1) (2)	275	18,975
PC-Tel Inc.	(1)	221	1,753
Phase Forward Inc.	(1)	160	1,307
PlanetOut Inc.	(1)	101	1,374
Portal Software Inc.	(1)	519	1,375
Priceline.com Inc.	(1) (2)	285	6,723
ProQuest Co.	(1)	540	16,038
RealNetworks Inc.	(1)	2,461	16,292
RightNow Technologies Inc.	(1)	205	3,311
RSA Security Inc.	(1)	1,543	30,953
S1 Corp.	(1)	1,343	12,168
Sapient Corp.	(1)	1,848	14,618
Secure Computing Corp.	(1) (2)	649	6,477
SeeBeyond Technology Corp.	(1)	1,380	4,940
Sohu.com Inc.	(1) (2)	526	9,315
SonicWALL Inc.	(1)	834	5,271
Stamps.com Inc.		474	7,508
Stellent Inc.	(1)	332	2,928
SupportSoft Inc.	(1)	669	4,456
Symantec Corp.	(1)	12,972	334,159
TIBCO Software Inc.	(1)	3,707	49,451
Travelzoo Inc.	(1) (2)	18	1,718
TriZetto Group Inc. (The)	(1)	469	4,456
24/7 Real Media Inc.	(1)	703	3,044
United Online Inc.	(1)	1,162	13,398
ValueClick Inc.	(1)	1,558	20,768
VeriSign Inc.	(1)	3,554	119,130
Verity Inc.	(1)	49	643
Verso Technologies Inc.	(1) (2)	2,201	1,585
Vignette Corp.	(1)	2,461	3,421
WatchGuard Technologies Inc.	(1)	274	1,214
WebEx Communications Inc.	(1) (2)	604	14,363
WebMD Corp.	(1) (2)	4,014	32,754
webMethods Inc.	(1)	673	4,852
Websense Inc.	(1) (2)	481	24,396
WebSideStory Inc.	(1)	100	1,243
Yahoo! Inc.	(1)	23,946	902,285

			4,158,155

INVESTMENT COMPANIES—0.02%
American Capital Strategies Ltd.		594	19,810
Ares Capital Corp.		107	2,079
Gladstone Capital Corp.	(2)	11	261
NGP Capital Resources Co.	(1)	155	2,382

			24,532

IRON & STEEL—0.16%
AK Steel Holding Corp.	(1)	1,180	17,075
Allegheny Technologies Inc.		1,992	43,167
Cleveland-Cliffs Inc.	(2)	113	11,736
Gibraltar Industries Inc.		121	2,858
International Steel Group Inc.	(1) (2)	12	487
Nucor Corp.		1,600	83,744
Reliance Steel & Aluminum Co.		406	15,818
Ryerson Tull Inc.		182	2,867

Schnitzer Steel Industries Inc. Class A		64	2,172
Steel Dynamics Inc.		662	25,077
Wheeling-Pittsburgh Corp.	(1)	86	3,314

			208,315

LEISURE TIME—0.41%
Ambassadors Group Inc.		125	4,451
Arctic Cat Inc.		47	1,246
Brunswick Corp.		1,122	55,539
Escalade Inc.		218	2,912
Harley-Davidson Inc.		6,212	377,379
K2 Inc.	(1)	157	2,493
Life Time Fitness Inc.	(1)	58	1,501
Marine Products Corp.		198	5,170
Multimedia Games Inc.	(1) (2)	543	8,558
Pegasus Solutions Inc.	(1)	109	1,373
Polaris Industries Inc.	(2)	908	61,762
WMS Industries Inc.	(1) (2)	381	12,779

			535,163

LODGING—0.64%
Ameristar Casinos Inc.		196	8,450
Boyd Gaming Corp.	(2)	950	39,568
Choice Hotels International Inc.		385	22,330
Harrah’s Entertainment Inc.		1,308	87,492
Hilton Hotels Corp.		6,800	154,632
Mandalay Resort Group		1,394	98,179
Marriott International Inc. Class A		3,531	222,382
MGM Mirage	(1)	255	18,549
MTR Gaming Group Inc.	(1)	403	4,256
Starwood Hotels & Resorts Worldwide Inc.		1,527	89,177
Station Casinos Inc.		916	50,087
Wynn Resorts Ltd.	(1) (2)	665	44,502

			839,604

MACHINERY—0.89%
Astec Industries Inc.	(1)	146	2,513
Briggs & Stratton Corp.		848	35,260
Bucyrus International Inc. Class A		213	8,656
Caterpillar Inc.		5,456	532,015
Cognex Corp.	(2)	869	24,245
Deere & Co.		2,183	162,415
Global Power Equipment Group Inc.	(1) (2)	271	2,667
Graco Inc.		1,501	56,062
IDEX Corp.		583	23,612
JLG Industries Inc.	(2)	389	7,636
Joy Global Inc.		490	21,281
Kadant Inc.	(1)	71	1,456
Lindsay Manufacturing Co.	(2)	203	5,254
Manitowoc Co. Inc. (The)		670	25,226
Middleby Corp. (The)	(2)	108	5,478
Nordson Corp.		587	23,521
Presstek Inc.	(1)	411	3,978
Rockwell Automation Inc.		2,502	123,974
Sauer-Danfoss Inc.		64	1,396
Tennant Co.		7	278
Terex Corp.	(1)	238	11,341
Unova Inc.	(1)	145	3,667
Wabtec Corp.		906	19,316
Zebra Technologies Corp. Class A	(1)	1,203	67,705

			1,168,952

MANUFACTURING—2.75%
Actuant Corp. Class A	(1) (2)	588	30,664

Acuity Brands Inc.		849	26,998
Applied Films Corp.	(1) (2)	106	2,285
Blount International Inc.	(1)	77	1,341
Brink’s Co. (The)		1,080	42,682
Ceradyne Inc.	(1) (2)	258	14,760
CLARCOR Inc.		554	30,343
CUNO Inc.	(1)	382	22,691
Danaher Corp.		4,945	283,892
Donaldson Co. Inc.	(2)	1,656	53,952
Dover Corp.		3,409	142,973
ESCO Technologies Inc.	(1)	129	9,888
General Electric Co.		25,615	934,948
Griffon Corp.	(1)	75	2,025
Harsco Corp.		267	14,883
Hexcel Corp.	(1)	696	10,092
Illinois Tool Works Inc.		5,226	484,346
ITT Industries Inc.		722	60,973
Jacuzzi Brands Inc.	(1)	280	2,436
Lancaster Colony Corp.		89	3,815
Matthews International Corp. Class A	(2)	716	26,349
Pall Corp.		255	7,382
Quixote Corp.		133	2,704
Raven Industries Inc.		394	8,396
Roper Industries Inc.		814	49,467
SPX Corp.		115	4,607
Sturm Ruger & Co. Inc.		341	3,079
3M Co.		16,373	1,343,732

			3,621,703

MEDIA—2.55%
Beasley Broadcast Group Inc. Class A	(1)	132	2,314
Belo (A.H.) Corp.		1,186	31,121
Cablevision Systems Corp.	(1)	3,051	75,970
Citadel Broadcasting Corp.	(1)	459	7,427
Clear Channel Communications Inc.		4,503	150,805
Courier Corp.		69	3,582
Cox Radio Inc. Class A	(1)	383	6,312
Crown Media Holdings Inc.	(1) (2)	311	2,675
Cumulus Media Inc. Class A	(1)	513	7,736
Dex Media Inc.		752	18,770
DIRECTV Group Inc. (The)	(1)	11,869	198,687
Dow Jones & Co. Inc.		1,197	51,543
EchoStar Communications Corp.		4,689	155,862
Emmis Communications Corp.	(1)	414	7,945
Entercom Communications Corp.	(1)	450	16,151
Entravision Communications Corp.	(1)	531	4,434
Fisher Communications Inc.	(1) (2)	76	3,715
4Kids Entertainment Inc.	(1) (2)	33	694
Fox Entertainment Group Inc. Class A	(1)	1,007	31,479
Gemstar-TV Guide International Inc.	(1)	1,737	10,283
Hollinger International Inc.		799	12,528
Insight Communications Co. Inc.	(1)	610	5,655
Journal Communications Inc. Class A		250	4,518
Journal Register Co.	(1)	453	8,756
Knight Ridder Inc.		303	20,283
Liberty Media Corp. Class A		26,978	296,218
Liberty Media International Inc. Class A	(1)	2,220	102,631
LodgeNet Entertainment Corp.	(1)	110	1,946
Martha Stewart Living Omnimedia Inc. Class A	(1) (2)	51	1,480
McGraw-Hill Companies Inc. (The)		3,995	365,702
Media General Inc. Class A		215	13,934
Mediacom Communications Corp.	(1) (2)	533	3,331
Meredith Corp.		741	40,162
Nelson (Thomas) Inc.		267	6,034

New York Times Co. Class A		2,814	114,811
Nexstar Broadcasting Group Inc. Class A	(1)	322	2,969
Paxson Communications Corp.	(1)	386	533
Playboy Enterprises Inc. Class B	(1)	517	6,354
Radio One Inc. Class D	(1)	901	14,524
Readers Digest Association Inc. (The)		1,327	18,459
Regent Communications Inc.	(1)	326	1,728
Saga Communications Inc.	(1) (2)	407	6,858
Salem Communications Corp. Class A	(1)	194	4,840
Scripps (E.W.) Co. Class A		1,334	64,406
Sinclair Broadcast Group Inc. Class A		474	4,366
Spanish Broadcasting System Inc. Class A	(1)	910	9,610
Time Warner Inc.	(1)	17,187	334,115
UnitedGlobalCom Inc. Class A	(1)	5,537	53,487
Univision Communications Inc. Class A	(1)	2,899	84,854
Viacom Inc. Class B		8,016	291,702
Walt Disney Co. (The)		12,707	353,255
Washington Post Co. (The) Class B		114	112,064
Westwood One Inc.	(1)	1,585	42,684
Wiley (John) & Sons Inc. Class A		989	34,457
World Wrestling Entertainment Inc.		380	4,609
XM Satellite Radio Holdings Inc. Class A	(1) (2)	3,355	126,215
Young Broadcasting Inc. Class A	(1)	213	2,249

			3,359,832

METAL FABRICATE & HARDWARE—0.07%
Kaydon Corp.	(2)	216	7,132
Mueller Industries Inc.		171	5,506
Penn Engineering & Manufacturing Corp.		19	344
Precision Castparts Corp.		704	46,239
Timken Co. (The)		707	18,396
Worthington Industries Inc.		1,074	21,029

			98,646

MINING—0.61%
Alcoa Inc.		11,768	369,751
AMCOL International Corp.		129	2,592
Century Aluminum Co.	(1) (2)	322	8,456
Coeur d’Alene Mines Corp.	(1) (2)	5,414	21,277
Freeport-McMoRan Copper & Gold Inc.		3,252	124,324
Hecla Mining Co.	(1) (2)	1,327	7,736
Newmont Mining Corp.		5,410	240,258
Owens & Minor Inc.		352	9,916
Royal Gold Inc.	(2)	345	6,293
Southern Peru Copper Corp.	(2)	171	8,073
Stillwater Mining Co.	(1)	256	2,883

			801,559

OFFICE & BUSINESS EQUIPMENT—0.15%
CompX International Inc.		72	1,190
General Binding Corp.	(1)	128	1,682
Global Imaging Systems Inc.	(1)	501	19,790
Imagistics International Inc.	(1) (2)	317	10,670
Navarre Corp.	(1)	459	8,078
Pitney Bowes Inc.		2,700	124,956
Xerox Corp.	(1)	1,572	26,740

			193,106

OFFICE FURNISHINGS—0.07%
Herman Miller Inc.		1,508	41,666
HNI Corp.		1,188	51,143

			92,809

OIL & GAS—0.71%
Atlas America Inc.	(1) (2)	90	3,218
Atwood Oceanics Inc.	(1)	284	14,796
Berry Petroleum Co. Class A		66	3,148
Brigham Exploration Co.	(1)	594	5,346
Burlington Resources Inc.		943	41,021
Cabot Oil & Gas Corp.		223	9,868
Callon Petroleum Co.	(1)	244	3,528
Cheniere Energy Inc.	(1)	564	35,927
Clayton Williams Energy Inc.	(1)	119	2,725
Comstock Resources Inc.	(1)	644	14,200
Crosstex Energy Inc.		76	3,184
Delta Petroleum Corp.	(1) (2)	418	6,554
Denbury Resources Inc.	(1)	1,214	33,324
Diamond Offshore Drilling Inc.	(2)	598	23,950
Encore Acquisition Co.	(1)	71	2,479
ENSCO International Inc.		1,721	54,625
Frontier Oil Corp.		613	16,343
FX Energy Inc.	(1) (2)	713	8,328
Grey Wolf Inc.	(1) (2)	3,635	19,156
Helmerich & Payne Inc.		536	18,245
KCS Energy Inc.	(1)	1,050	15,519
Magnum Hunter Resources Inc.	(1)	1,137	14,667
McMoRan Exploration Co.	(1) (2)	189	3,534
Mission Resources Corp.	(1)	999	5,834
Newfield Exploration Co.	(1)	637	37,615
Patina Oil & Gas Corp.		1,440	54,000
Patterson-UTI Energy Inc.		3,158	61,423
Penn Virginia Corp.		413	16,755
Petroleum Development Corp.	(1)	389	15,004
Pioneer Natural Resources Co.		581	20,393
Plains Exploration & Production Co.	(1)	281	7,306
Pogo Producing Co.		250	12,123
Pride International Inc.	(1)	1,202	24,689
Quicksilver Resources Inc.	(1)	658	24,201
Range Resources Corp.		578	11,826
Remington Oil & Gas Corp.	(1)	332	9,047
Rowan Companies Inc.	(1)	1,080	27,972
Southwestern Energy Co.	(1)	199	10,087
Spinnaker Exploration Co.	(1)	192	6,733
Stone Energy Corp.	(1)	127	5,726
Unit Corp.	(1)	767	29,307
Whiting Petroleum Corp.	(1)	368	11,132
XTO Energy Inc.		5,322	188,292

			933,150

OIL & GAS SERVICES—0.96%
Baker Hughes Inc.		6,959	296,941
BJ Services Co.		3,349	155,862
Cal Dive International Inc.	(1) (2)	844	34,393
CARBO Ceramics Inc.	(2)	280	19,320
Cooper Cameron Corp.	(1)	252	13,560
FMC Technologies Inc.	(1)	1,409	45,370
Grant Prideco Inc.	(1)	2,495	50,025
Gulf Island Fabrication Inc.		78	1,703
Halliburton Co.		9,205	361,204
Hornbeck Offshore Services Inc.	(1)	83	1,602
Hydril Co. LP	(1)	183	8,328
Input/Output Inc.	(1) (2)	1,124	9,936
Lone Star Technologies Inc.	(1)	435	14,555
Matrix Service Co.	(1) (2)	290	2,337
Maverick Tube Corp.	(1)	844	25,573
National-Oilwell Inc.	(1) (2)	1,130	39,878
Newpark Resources Inc.	(1)	810	4,172
Oil States International Inc.	(1)	109	2,103

RPC Inc.		36	904
Smith International Inc.	(1)	2,168	117,961
Superior Energy Services Inc.	(1)	496	7,643
Tetra Technologies Inc.	(1)	471	13,329
Tidewater Inc.	(2)	654	23,289
Varco International Inc.	(1)	312	9,095
Veritas DGC Inc.	(1)	290	6,499
W-H Energy Services Inc.	(1)	150	3,354

			1,268,936

PACKAGING & CONTAINERS—0.17%
Anchor Glass Container Corp.		184	1,236
Ball Corp.		1,198	52,688
Crown Holdings Inc.	(1)	1,770	24,320
Graphic Packaging Corp.	(1)	1,249	8,993
Pactiv Corp.	(1)	2,115	53,488
Sealed Air Corp.	(1)	1,499	79,852
Silgan Holdings Inc.		94	5,730

			226,307

PHARMACEUTICALS—9.76%
Abbott Laboratories		32,656	1,523,402
Abgenix Inc.	(1)	741	7,662
Able Laboratories Inc.	(1) (2)	333	7,576
Accredo Health Inc.	(1)	984	27,276
Adolor Corp.	(1) (2)	713	7,073
Advancis Pharmaceutical Corp.	(1)	338	1,291
Alkermes Inc.	(1) (2)	1,870	26,348
Allergan Inc.		2,745	222,537
American Pharmaceutical Partners Inc.	(1) (2)	435	16,273
AmerisourceBergen Corp.		563	33,037
Amylin Pharmaceuticals Inc.	(1) (2)	1,927	45,015
Andrx Corp.	(1)	1,474	32,177
Antigenics Inc.	(1) (2)	680	6,882
Array BioPharma Inc.	(1)	638	6,074
AtheroGenics Inc.	(1) (2)	388	9,141
Barr Pharmaceuticals Inc.	(1)	1,807	82,291
Bentley Pharmaceuticals Inc.	(1)	258	2,774
Biocryst Pharmaceuticals Inc.	(1)	515	2,977
Bioenvision Inc.	(1)	545	4,883
BioMarin Pharmaceutical Inc.	(1)	1,463	9,349
Bio-Reference Laboratories Inc.	(1)	256	4,454
Bone Care International Inc.	(1)	354	9,859
Bradley Pharmaceuticals Inc.	(1) (2)	320	6,208
Bristol-Myers Squibb Co.		11,908	305,083
Caraco Pharmaceutical Laboratories Ltd.	(1)	282	2,693
Cardinal Health Inc.		9,053	526,432
Caremark Rx Inc.	(1)	5,548	218,758
Cell Therapeutics Inc.	(1) (2)	1,229	10,004
Cephalon Inc.	(1) (2)	1,167	59,377
Connetics Corp.	(1) (2)	597	14,501
Corcept Therapeutics Inc.	(1)	190	1,188
Corixa Corp.	(1)	1,045	3,804
Cubist Pharmaceuticals Inc.	(1)	662	7,831
CV Therapeutics Inc.	(1) (2)	735	16,905
Cypress Bioscience Inc.	(1)	514	7,227
Dendreon Corp.	(1) (2)	1,106	11,923
Depomed Inc.	(1) (2)	649	3,505
Discovery Laboratories Inc.	(1) (2)	1,118	8,866
DOV Pharmaceutical Inc.	(1) (2)	324	5,848
Durect Corp.	(1)	657	2,155
DUSA Pharmaceuticals Inc.	(1)	176	2,517
Dyax Corp.	(1)	512	3,697
Dynavax Technologies Corp.	(1)	261	2,088

Endo Pharmaceuticals Holdings Inc.	(1)	927	19,486
Eon Labs Inc.	(1)	612	16,524
Express Scripts Inc.	(1)	1,390	106,252
Eyetech Pharmaceuticals Inc.	(1)	132	6,006
First Horizon Pharmaceutical Corp.	(1) (2)	437	10,003
Forest Laboratories Inc.	(1)	7,668	343,986
Genta Inc.	(1) (2)	931	1,639
Gilead Sciences Inc.	(1)	8,986	314,420
Guilford Pharmaceuticals Inc.	(1) (2)	676	3,346
HealthExtras Inc.	(1) (2)	422	6,879
Hollis-Eden Pharmaceuticals Inc.	(1) (2)	245	2,308
Idenix Pharmaceuticals Inc.	(1)	208	3,567
ImClone Systems Inc.	(1)	1,395	64,282
Impax Laboratories Inc.	(1) (2)	980	15,562
Indevus Pharmaceuticals Inc.	(1) (2)	644	3,838
InKine Pharmaceutical Co. Inc.	(1)	680	3,692
Inspire Pharmaceuticals Inc.	(1)	971	16,284
Isis Pharmaceuticals Inc.	(1) (2)	984	5,806
Isolagen Inc.	(1) (2)	574	4,517
ISTA Pharmaceuticals Inc.	(1)	267	2,702
IVAX Corp.	(1)	3,896	61,635
Kinetic Concepts Inc.	(1)	572	43,644
Kos Pharmaceuticals Inc.	(1) (2)	211	7,942
K-V Pharmaceutical Co. Class A	(1) (2)	725	15,986
Lannett Co. Inc.	(1)	115	1,133
Ligand Pharmaceuticals Inc. Class B	(1) (2)	1,625	18,915
Lilly (Eli) & Co.		20,401	1,157,757
Mannatech Inc.	(2)	217	4,132
MannKind Corp.	(1)	274	4,316
Marshall Edwards Inc.	(1)	275	2,460
Medarex Inc.	(1) (2)	414	4,463
Medco Health Solutions Inc.	(1)	2,438	101,421
Medicines Co. (The)	(1) (2)	1,045	30,096
Medicis Pharmaceutical Corp. Class A		1,203	42,237
Merck & Co. Inc.		20,814	668,962
MGI Pharma Inc.	(1) (2)	1,468	41,119
Mylan Laboratories Inc.	(2)	5,561	98,318
Nabi Biopharmaceuticals	(1)	1,166	17,082
Nature’s Sunshine Products Inc.		108	2,199
NBTY Inc.	(1)	1,140	27,371
NeighborCare Inc.	(1)	744	22,856
NeoPharm Inc.	(1)	343	4,291
Neurocrine Biosciences Inc.	(1)	735	36,236
NitroMed Inc.	(1) (2)	170	4,531
Northfield Laboratories Inc.	(1) (2)	422	9,516
Noven Pharmaceuticals Inc.	(1)	454	7,745
NPS Pharmaceuticals Inc.	(1) (2)	844	15,428
Nutraceutical International Corp.	(1)	220	3,390
Nuvelo Inc.	(1)	723	7,122
Omnicare Inc.		1,742	60,308
Onyx Pharmaceuticals Inc.	(1) (2)	706	22,867
OSI Pharmaceuticals Inc.	(1)	1,066	79,790
Pain Therapeutics Inc.	(1)	416	2,999
Par Pharmaceutical Companies Inc.	(1)	733	30,332
Penwest Pharmaceuticals Co.	(1)	409	4,892
Perrigo Co.		388	6,701
PetMed Express Inc.	(1)	343	2,610
Pfizer Inc.		159,893	4,299,523
Pharmacyclics Inc.	(1)	537	5,622
Pharmion Corp.	(1)	277	11,692
Pharmos Corp.	(1)	1,564	2,221
POZEN Inc.	(1)	587	4,267
Priority Healthcare Corp. Class B	(1)	541	11,778
Progenics Pharmaceuticals Inc.	(1)	190	3,260

Renovis Inc.	(1)	222	3,192
Rigel Pharmaceuticals Inc.	(1)	149	3,639
Salix Pharmaceuticals Ltd.	(1) (2)	810	14,248
Santarus Inc.	(1)	221	2,002
Schering-Plough Corp.		30,761	642,290
SciClone Pharmaceuticals Inc.	(1)	926	3,426
Sepracor Inc.	(1) (2)	2,171	128,892
Star Scientific Inc.	(1) (2)	862	4,383
Tanox Inc.	(1) (2)	420	6,384
Trimeris Inc.	(1) (2)	266	3,769
United Therapeutics Inc.	(1) (2)	412	18,602
USANA Health Sciences Inc.	(1) (2)	246	8,413
Valeant Pharmaceuticals International		1,260	33,201
VCA Antech Inc.	(1)	1,370	26,852
Vicuron Pharmaceuticals Inc.	(1)	463	8,061
Vion Pharmaceuticals Inc.	(1)	1,541	7,227
Watson Pharmaceuticals Inc.	(1)	592	19,424
Wyeth		14,906	634,847
Zymogenetics Inc.	(1)	349	8,027

			12,848,104

PIPELINES—0.02%
Kinder Morgan Inc.		331	24,206

			24,206

REAL ESTATE—0.08%
Bluegreen Corp.	(1) (2)	197	3,907
CB Richard Ellis Group Inc. Class A	(1)	261	8,757
Consolidated-Tomoka Land Co.		151	6,493
Jones Lang LaSalle Inc.	(1)	201	7,519
St. Joe Co. (The)		1,190	76,398
ZipRealty Inc.	(1)	8	143

			103,217

REAL ESTATE INVESTMENT TRUSTS—0.31%
Aames Investment Corp.		52	556
Alexander’s Inc.	(1)	39	8,385
Alexandria Real Estate Equities Inc.		54	4,019
American Campus Communities Inc.		9	202
American Home Mortgage Investment Corp.		265	9,076
Bimini Mortgage Management Inc. Class A		23	369
BioMed Realty Trust Inc.		76	1,688
Catellus Development Corp.		2,109	64,535
CBL & Associates Properties Inc.		178	13,590
Cousins Properties Inc.		266	8,052
Digital Realty Trust Inc.		29	391
Equity Lifestyle Properties Inc.	(2)	250	8,938
Equity One Inc.		345	8,187
Essex Property Trust Inc.		82	6,872
Extra Space Storage Inc.		58	773
General Growth Properties Inc.		528	19,092
Getty Realty Corp.		42	1,207
Glimcher Realty Trust	(2)	273	7,565
Global Signal Inc.		24	661
GMH Communities Trust		41	578
Gramercy Capital Corp.		24	494
HomeBanc Corp.		95	920
Kite Realty Group Trust		50	764
Mills Corp.		437	27,863
MortgageIT Holdings Inc.		340	6,103
New Century Financial Corp.	(2)	648	41,414
Novastar Financial Inc.	(2)	77	3,812
Regency Centers Corp.		715	39,611
Saxon Capital Inc.		71	1,703

Strategic Hotel Capital Inc.		58	957
Sunstone Hotel Investors Inc.		32	665
Tanger Factory Outlet Centers Inc.		210	5,557
Taubman Centers Inc.		438	13,118
Town & Country Trust (The)	(2)	324	8,952
U-Store-It Trust	(1)	37	642
Ventas Inc.		913	25,025
Washington Real Estate Investment Trust		282	9,551
Weingarten Realty Investors		1,392	55,819

			407,706

RETAIL—9.90%
Abercrombie & Fitch Co. Class A		1,868	87,703
AC Moore Arts & Crafts Inc.	(1) (2)	260	7,491
Advance Auto Parts Inc.	(1)	1,525	66,612
Aeropostale Inc.	(1)	1,118	32,903
American Eagle Outfitters Inc.		989	46,582
America’s Car-Mart Inc.	(1) (2)	142	5,396
AnnTaylor Stores Corp.	(1)	925	19,915
Applebee’s International Inc.		1,774	46,922
AutoZone Inc.	(1) (2)	1,179	107,654
Barnes & Noble Inc.	(1)	66	2,130
Bebe Stores Inc.		171	4,614
Bed Bath & Beyond Inc.	(1)	6,250	248,938
Best Buy Co. Inc.		5,537	329,009
Big 5 Sporting Goods Corp.	(2)	460	13,404
Big Lots Inc.	(1)	1,069	12,967
BJ’s Restaurants Inc.	(1)	204	2,856
Blockbuster Inc.	(2)	1,231	11,744
Bombay Co. Inc. (The)	(1)	199	1,100
Bon-Ton Stores Inc. (The)		83	1,307
Brinker International Inc.	(1)	1,662	58,286
Brookstone Inc.	(1)	448	8,758
Buffalo Wild Wings Inc.	(1)	173	6,022
Build-A-Bear Workshop Inc.	(1)	107	3,761
Cabela’s Inc. Class A	(1)	67	1,524
Cache Inc.	(1)	280	5,046
California Pizza Kitchen Inc.	(1) (2)	320	7,360
CarMax Inc.	(1) (2)	2,175	67,534
Casey’s General Store Inc.	(2)	418	7,587
Cash America International Inc.		319	9,484
Casual Male Retail Group Inc.	(1)	410	2,235
CBRL Group Inc.		192	8,035
CEC Entertainment Inc.	(1)	818	32,695
Charlotte Russe Holding Inc.	(1)	308	3,111
Cheesecake Factory (The)	(1) (2)	1,675	54,387
Chico’s FAS Inc.	(1) (2)	1,850	84,231
Children’s Place Retail Stores Inc. (The)	(1)	302	11,183
Christopher & Banks Corp.	(2)	774	14,280
Circuit City Stores Inc.		617	9,650
CKE Restaurants Inc.	(1) (2)	1,181	17,136
Claire’s Stores Inc.		1,756	37,315
Coldwater Creek Inc.	(1) (2)	523	16,145
Conn’s Inc.	(1)	191	3,213
Copart Inc.	(1)	1,332	35,058
Cosi Inc.	(1)	638	3,860
Cost Plus Inc.	(1) (2)	477	15,326
Costco Wholesale Corp.		608	29,433
CSK Auto Corp.	(1)	789	13,208
CVS Corp.		920	41,464
Darden Restaurants Inc.		1,515	42,026
Design Within Reach Inc.	(1)	95	1,382
Dick’s Sporting Goods Inc.	(1) (2)	616	21,652
Dollar General Corp.		6,154	127,819

Dollar Tree Stores Inc.	(1)	2,331	66,853
Domino’s Pizza Inc.		369	6,568
Dress Barn Inc.	(1)	282	4,963
Electronics Boutique Holdings Corp.	(1) (2)	236	10,134
Family Dollar Stores Inc.		3,177	99,218
Finish Line Inc. (The)		636	11,639
Foot Locker Inc.		1,297	34,928
Fred’s Inc.	(2)	864	15,034
GameStop Corp. Class B	(1)	154	3,451
Gander Mountain Co.	(1)	182	2,335
Gap Inc. (The)		13,104	276,756
Genesco Inc.	(1) (2)	224	6,975
Goody’s Family Clothing Inc.		66	603
Guitar Center Inc.	(1)	479	25,239
Hibbet Sporting Goods Inc.	(1)	535	14,236
Hollywood Entertainment Corp.	(1)	412	5,393
Home Depot Inc.		43,054	1,840,128
Hot Topic Inc.	(1)	991	17,035
Insight Enterprises Inc.	(1)	387	7,941
Jill (J.) Group Inc. (The)	(1)	420	6,254
Joseph A. Bank Clothiers Inc.	(1) (2)	241	6,820
Kenneth Cole Productions Inc. Class A		209	6,450
Kirkland’s Inc.	(1)	282	3,466
Kohl’s Corp.	(1)	6,330	311,246
Krispy Kreme Doughnuts Inc.	(1) (2)	1,095	13,797
Limited Brands Inc.		400	9,208
Linens ’n Things Inc.	(1)	146	3,621
Lowe’s Companies Inc.		16,448	947,240
MarineMax Inc.	(1)	9	268
Men’s Wearhouse Inc. (The)	(1) (2)	48	1,534
Michaels Stores Inc.		2,830	84,815
Movie Gallery Inc.	(2)	122	2,327
MSC Industrial Direct Co. Inc. Class A		641	23,063
New York & Co. Inc.	(1)	120	1,982
99 Cents Only Stores	(1) (2)	1,113	17,986
Nordstrom Inc.		1,500	70,095
Nu Skin Enterprises Inc. Class A		811	20,583
O’Charley’s Inc.	(1)	29	567
O’Reilly Automotive Inc.	(1) (2)	993	44,735
Outback Steakhouse Inc.	(2)	1,138	52,098
P.F. Chang’s China Bistro Inc.	(1) (2)	511	28,795
Pacific Sunwear of California Inc.	(1)	1,665	37,063
Panera Bread Co. Class A	(1) (2)	610	24,595
Pantry Inc. (The)	(1)	237	7,131
Papa John’s International Inc.	(1) (2)	71	2,445
Party City Corp.	(1)	343	4,435
PC Mall Inc.	(1) (2)	223	4,991
Pep Boys-Manny, Moe & Jack Inc.		1,096	18,709
PETCO Animal Supplies Inc.	(1)	908	35,848
PETsMART Inc.	(2)	2,971	105,560
Pier 1 Imports Inc.		874	17,218
RadioShack Corp.		3,352	110,214
Rare Hospitality International Inc.	(1)	767	24,437
Red Robin Gourmet Burgers Inc.	(1) (2)	250	13,368
Regis Corp.		370	17,076
Restoration Hardware Inc.	(1)	716	4,110
Retail Ventures Inc.	(1)	219	1,555
Rite Aid Corp.	(1)	7,970	29,170
Ross Stores Inc.		3,109	89,757
Ruby Tuesday Inc.	(2)	1,443	37,633
Rush Enterprises Inc. Class B	(1)	199	3,445
School Specialty Inc.	(1) (2)	159	6,131
Select Comfort Corp.	(1) (2)	719	12,899
7-Eleven Inc.	(1)	526	12,598

Sharper Image Corp.	(1) (2)	249	4,694
Shoe Carnival Inc.	(1)	59	767
Smart & Final Inc.	(1)	9	130
Sonic Corp.	(1) (2)	1,300	39,650
Sports Authority Inc. (The)	(1)	224	5,768
Staples Inc.		10,396	350,449
Starbucks Corp.	(1) (2)	8,342	520,207
Steak n Shake Co. (The)	(1)	475	9,538
Stein Mart Inc.	(1)	441	7,523
Talbots Inc. (The)		398	10,838
Target Corp.		19,103	992,019
Texas Roadhouse Inc. Class A	(1)	131	3,871
Tiffany & Co.		3,044	97,317
TJX Companies Inc.		10,434	262,206
Tractor Supply Co.	(1)	679	25,266
Triarc Companies Inc. Class B	(2)	721	8,839
Tuesday Morning Corp.	(1)	542	16,601
Urban Outfitters Inc.	(1)	982	43,601
Walgreen Co.		21,430	822,269
Wal-Mart Stores Inc.		53,731	2,838,071
Wendy’s International Inc.		317	12,445
West Marine Inc.	(1) (2)	217	5,371
Williams-Sonoma Inc.	(1)	1,956	68,538
World Fuel Services Corp.		261	12,998
Yum! Brands Inc.		6,054	285,628
Zale Corp.	(1)	184	5,496

			13,026,320

SAVINGS & LOANS—0.17%
Atlantic Coast Federal Corp.	(1)	26	358
BankAtlantic Bancorp Inc. Class A		173	3,443
Berkshire Hills Bancorp Inc.		13	483
BFC Financial Corp. Class A	(1)	250	3,163
Charter Financial Corp.	(2)	48	2,106
Clifton Savings Bancorp Inc.		146	1,774
Commercial Capital Bancorp Inc.		387	8,971
Fidelity Bankshares Inc.		118	5,046
First Financial Holdings Inc.		264	8,643
Flagstar Bancorp Inc.	(2)	512	11,571
Golden West Financial Corp.		1,620	99,500
Harbor Florida Bancshares Inc.	(2)	105	3,634
Hudson City Bancorp Inc.		1,371	50,480
NASB Financial Inc.		58	2,318
Ocwen Financial Corp.	(1) (2)	730	6,979
PFF Bancorp Inc.		83	3,845
Provident Bancorp Inc.		768	10,130
Westfield Financial Inc.		78	2,014

			224,458

SEMICONDUCTORS—6.25%
Actel Corp.	(1)	457	8,016
Advanced Micro Devices Inc.	(1)	3,890	85,658
Agere Systems Inc. Class B	(1)	34,959	47,195
Altera Corp.	(1)	7,872	162,950
AMIS Holdings Inc.	(1)	584	9,648
Amkor Technology Inc.	(1)	2,042	13,641
Analog Devices Inc.		7,894	291,446
Applied Materials Inc.	(1)	35,425	605,768
Applied Micro Circuits Corp.	(1)	3,367	14,175
Asyst Technologies Inc.	(1)	1,074	5,467
Atmel Corp.	(1)	8,472	33,210
ATMI Inc.	(1) (2)	707	15,929
August Technology Corp.	(1) (2)	469	4,939
Axcelis Technologies Inc.	(1)	1,562	12,699

Broadcom Corp. Class A	(1)	5,174	167,017
Brooks Automation Inc.	(1) (2)	1,000	17,220
California Micro Devices Corp.	(1)	515	3,651
Cirrus Logic Inc.	(1)	1,575	8,678
Conexant Systems Inc.	(1)	5,498	10,941
Credence Systems Corp.	(1) (2)	1,821	16,662
Cree Inc.	(1) (2)	1,509	60,481
Cypress Semiconductor Corp.	(1)	2,499	29,313
Diodes Inc.	(1)	90	2,037
DSP Group Inc.	(1)	646	14,425
DuPont Photomasks Inc.	(1)	222	5,863
Emulex Corp.	(1)	477	8,033
Entegris Inc.	(1)	704	7,005
ESS Technology Inc.	(1) (2)	612	4,351
Exar Corp.	(1)	181	2,568
Fairchild Semiconductor International Inc. Class A	(1)	1,309	21,284
FormFactor Inc.	(1)	522	14,167
Freescale Semiconductor Inc. Class B	(1)	6,696	122,939
Genesis Microchip Inc.	(1)	260	4,217
Helix Technology Corp.		538	9,356
Integrated Circuit Systems Inc.	(1)	1,567	32,782
Integrated Device Technology Inc.	(1)	1,669	19,294
Integrated Silicon Solution Inc.	(1)	210	1,722
Intel Corp.	(2)	135,516	3,169,719
International Rectifier Corp.	(1)	1,116	49,740
Intersil Corp. Class A		1,502	25,143
IXYS Corp.	(1)	330	3,406
KLA-Tencor Corp.	(1) (2)	4,092	190,605
Kopin Corp.	(1)	1,461	5,654
Kulicke & Soffa Industries Inc.	(1)	1,047	9,025
Lam Research Corp.	(1)	2,814	81,353
Lattice Semiconductor Corp.	(1)	1,054	6,008
Leadis Technology Inc.	(1)	210	2,237
Linear Technology Corp.		6,507	252,211
LSI Logic Corp.	(1)	3,776	20,692
LTX Corp.	(1)	1,185	9,113
Mattson Technology Inc.	(1)	726	8,175
Maxim Integrated Products Inc.		6,791	287,870
MEMC Electronic Materials Inc.	(1)	1,467	19,438
Micrel Inc.	(1) (2)	1,531	16,872
Microchip Technology Inc.		4,419	117,811
Micron Technology Inc.	(1)	5,608	69,259
Microsemi Corp.	(1)	1,163	20,190
Microtune Inc.	(1)	603	3,684
Mindspeed Technologies Inc.	(1) (2)	2,359	6,558
MKS Instruments Inc.	(1)	617	11,445
Monolithic Power Systems Inc.	(1)	98	911
Monolithic System Technology Inc.	(1)	387	2,411
Mykrolis Corp.	(1)	936	13,263
National Semiconductor Corp.		7,460	133,907
Novellus Systems Inc.		2,156	60,131
NVIDIA Corp.	(1)	3,544	83,497
OmniVision Technologies Inc.	(1) (2)	1,246	22,864
ON Semiconductor Corp.	(1)	2,162	9,815
Pericom Semiconductor Corp.	(1)	407	3,838
Photronics Inc.	(1) (2)	147	2,426
Pixelworks Inc.	(1)	928	10,524
PMC-Sierra Inc.	(1)	3,691	41,524
PortalPlayer Inc.	(1)	111	2,739
Power Integrations Inc.	(1) (2)	531	10,503
QLogic Corp.	(1)	1,696	62,294
Rambus Inc.	(1)	1,904	43,792
Rudolph Technologies Inc.	(1)	198	3,400
Semitool Inc.	(1)	455	4,222

Semtech Corp.	(1) (2)	1,506	32,936
SigmaTel Inc.	(1)	468	16,628
Silicon Image Inc.	(1)	1,441	23,719
Silicon Laboratories Inc.	(1) (2)	787	27,789
Siliconix Inc.	(1)	146	5,328
Sipex Corp.	(1)	647	3,028
SiRF Technology Holdings Inc.	(1)	281	3,574
Skyworks Solutions Inc.	(1)	2,657	25,056
Staktek Holdings Inc.	(1)	397	1,842
Standard Microsystems Corp.	(1)	224	3,994
Supertex Inc.	(1)	129	2,799
Teradyne Inc.	(1) (2)	3,951	67,444
Tessera Technologies Inc.	(1)	590	21,954
Texas Instruments Inc.		36,210	891,490
Transmeta Corp.	(1) (2)	2,900	4,727
Tripath Technology Inc.	(1)	1,044	1,305
TriQuint Semiconductor Inc.	(1)	1,508	6,711
Ultratech Inc.	(1)	306	5,768
Varian Semiconductor Equipment Associates Inc.	(1) (2)	796	29,333
Veeco Instruments Inc.	(1) (2)	478	10,071
Vitesse Semiconductor Corp.	(1)	4,618	16,302
Volterra Semiconductor Corp.	(1) (2)	157	3,478
Xilinx Inc.		7,278	215,793
Zoran Corp.	(1)	523	6,056

			8,220,141

SOFTWARE—7.46%
Activision Inc.	(1)	2,256	45,526
Actuate Corp.	(1)	1,405	3,583
Acxiom Corp.		1,530	40,239
Adobe Systems Inc.		5,032	315,708
Advent Software Inc.	(1)	442	9,052
Allscripts Healthcare Solutions Inc.	(1)	458	4,887
Altiris Inc.	(1)	460	16,298
ANSYS Inc.	(1)	516	16,543
Ascential Software Corp.	(1)	252	4,110
Aspen Technology Inc.	(1) (2)	1,066	6,620
Atari Inc.	(1)	20	59
AuthentiDate Holding Corp.	(1) (2)	533	3,299
Autodesk Inc.		4,882	185,272
Automatic Data Processing Inc.		10,691	474,146
Avid Technology Inc.	(1)	680	41,990
BEA Systems Inc.	(1)	7,507	66,512
Blackbaud Inc.	(1)	264	3,865
Blackboard Inc.	(1)	55	815
BMC Software Inc.	(1)	1,405	26,133
Borland Software Corp.	(1)	735	8,585
CallWave Inc.	(1)	66	1,019
Captaris Inc.	(1)	651	3,359
CCC Information Services Group Inc.	(1)	85	1,888
Cerner Corp.	(1) (2)	607	32,274
Certegy Inc.		1,304	46,331
Chordiant Software Inc.	(1)	1,389	3,167
Citrix Systems Inc.	(1)	3,578	87,768
Computer Associates International Inc.		9,736	302,400
Computer Programs & Systems Inc.	(2)	190	4,399
Concord Communications Inc.	(1)	330	3,656
Concur Technologies Inc.	(1)	596	5,310
Corillian Corp.	(1)	917	4,512
CSG Systems International Inc.	(1)	810	15,147
Dendrite International Inc.	(1)	833	16,160
Digi International Inc.	(1)	230	3,954
Dun & Bradstreet Corp.	(1)	1,465	87,387
Eclipsys Corp.	(1) (2)	730	14,914

Electronic Arts Inc.	(1)	6,235	384,575
Embarcadero Technologies Inc.	(1)	542	5,100
Epicor Software Corp.	(1) (2)	987	13,907
Fair Isaac Corp.		1,229	45,080
FalconStor Software Inc.	(1) (2)	379	3,627
FileNET Corp.	(1)	939	24,189
First Data Corp.		18,322	779,418
Fiserv Inc.	(1)	4,049	162,729
Global Payments Inc.		609	35,651
Hyperion Solutions Corp.	(1) (2)	809	37,716
IDX Systems Corp.	(1)	473	16,300
IMS Health Inc.		4,885	113,381
Infocrossing Inc.	(1) (2)	420	7,111
Informatica Corp.	(1)	1,965	15,956
infoUSA Inc.	(1)	661	7,397
InPhonic Inc.	(1)	120	3,298
Inter-Tel Inc.		389	10,651
InterVideo Inc.	(1)	255	3,374
Intuit Inc.	(1)	3,710	163,277
iVillage Inc.	(1)	748	4,623
JDA Software Group Inc.	(1)	69	940
Jupitermedia Corp.	(1)	432	10,273
Keane Inc.	(1)	652	9,584
Lawson Software Inc.	(1)	338	2,322
ManTech International Corp. Class A	(1)	154	3,656
Manugistics Group Inc.	(1)	716	2,055
MAPICS Inc.	(1)	614	6,478
MapInfo Corp.	(1)	155	1,857
Mercury Interactive Corp.	(1)	1,799	81,944
Micromuse Inc.	(1)	1,843	10,229
Microsoft Corp.		153,624	4,103,297
MicroStrategy Inc. Class A	(1)	244	14,701
Midway Games Inc.	(1) (2)	798	8,379
MRO Software Inc.	(1)	121	1,575
MSC Software Corp.	(1)	374	3,916
NAVTEQ Corp.	(1)	657	30,459
NDCHealth Corp.	(2)	246	4,573
Novell Inc.	(1)	7,907	53,372
Omnicell Inc.	(1)	542	5,962
Open Solutions Inc.	(1)	257	6,672
OPNET Technologies Inc.	(1)	200	1,684
Oracle Corp.	(1)	70,723	970,320
Packeteer Inc.	(1)	776	11,213
PalmSource Inc.	(1)	240	3,058
Parametric Technology Corp.	(1)	3,123	18,394
PDF Solutions Inc.	(1)	213	3,431
Pegasystems Inc.	(1)	128	1,092
Per-Se Technologies Inc.	(1)	517	8,184
Pinnacle Systems Inc.	(1)	582	3,550
Pixar Inc.	(1) (2)	531	45,459
PLATO Learning Inc.	(1)	438	3,263
Progress Software Corp.	(1)	673	15,715
QAD Inc.		345	3,077
Quality Systems Inc.	(1)	91	5,442
Quest Software Inc.	(1) (2)	1,137	18,135
Red Hat Inc.	(1) (2)	3,340	44,589
Renaissance Learning Inc.		122	2,264
Retek Inc.	(1)	1,116	6,863
Safeguard Scientifics Inc.	(1)	1,592	3,375
Salesforce.com Inc.	(1) (2)	102	1,728
ScanSoft Inc.	(1)	1,060	4,441
Schawk Inc.		278	5,054
SeaChange International Inc.	(1) (2)	592	10,324
SEI Investments Co.		1,310	54,928

SERENA Software Inc.	(1) (2)	533	11,534
Siebel Systems Inc.	(1)	6,796	71,358
SPSS Inc.	(1)	328	5,130
SS&C Technologies Inc.		213	4,398
Take-Two Interactive Software Inc.	(1) (2)	729	25,362
THQ Inc.	(1)	350	8,029
Total System Services Inc.		791	19,221
TradeStation Group Inc.	(1) (2)	470	3,299
Transaction Systems Architects Inc. Class A	(1)	783	15,543
Trident Microsystems Inc.	(1) (2)	480	8,026
Ulticom Inc.	(1)	136	2,180
Verint Systems Inc.	(1)	280	10,172
Veritas Software Corp.	(1)	8,902	254,152
Wind River Systems Inc.	(1)	1,377	18,658
Witness Systems Inc.	(1)	465	8,119
Zix Corp.	(1) (2)	590	3,039

			9,820,294

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.	(1) (2)	114	3,767

			3,767

TELECOMMUNICATION EQUIPMENT—0.02%
Carrier Access Corp.	(1)	501	5,351
NMS Communications Corp.	(1)	839	5,294
Novatel Wireless Inc.	(1) (2)	334	6,473
TippingPoint Technologies Inc.	(1) (2)	37	1,728
WJ Communications Inc.	(1)	1,007	3,464

			22,310

TELECOMMUNICATIONS—5.91%
ADC Telecommunications Inc.	(1)	11,428	30,627
ADTRAN Inc.	(2)	1,297	24,825
Aeroflex Inc.	(1)	1,361	16,495
AirGate PCS Inc.	(1)	82	2,919
Airspan Networks Inc.	(1)	876	4,757
Alamosa Holdings Inc.	(1)	1,331	16,598
Anaren Inc.	(1)	356	4,614
Andrew Corp.	(1)	1,527	20,813
Anixter International Inc.		329	11,841
Applied Signal Technology Inc.		174	6,134
Arris Group Inc.	(1) (2)	1,371	9,652
Aspect Communications Corp.	(1)	940	10,472
Atheros Communications Inc.	(1)	306	3,137
Audiovox Corp. Class A	(1) (2)	118	1,862
Avanex Corp.	(1) (2)	2,019	6,683
Avaya Inc.	(1)	8,165	140,438
Boston Communications Group Inc.	(1) (2)	116	1,072
C-COR Inc.	(1)	419	3,897
CIENA Corp.	(1)	1,182	3,948
Cisco Systems Inc.	(1)	141,651	2,733,864
Commonwealth Telephone Enterprises Inc.	(1) (2)	246	12,216
CommScope Inc.	(1) (2)	645	12,191
Comtech Telecommunications Corp.	(1)	171	6,431
Comverse Technology Inc.	(1)	2,199	53,766
Corning Inc.	(1)	24,163	284,399
Crown Castle International Corp.	(1)	1,940	32,282
Ditech Communications Corp.	(1)	708	10,585
Dobson Communications Corp. Class A	(1)	1,630	2,804
EMS Technologies Inc.	(1)	249	4,138
Enterasys Networks Inc.	(1)	1,858	3,344
Extreme Networks Inc.	(1)	1,563	10,238
Finisar Corp.	(1) (2)	2,486	5,668
Foundry Networks Inc.	(1)	1,698	22,346

Golden Telecom Inc.	(2)	129	3,408
Harmonic Inc.	(1)	1,507	12,568
Harris Corp.		899	55,549
Hypercom Corp.	(1)	870	5,150
IDT Corp. Class B	(1)	1,366	21,146
InterDigital Communications Corp.	(1)	1,177	26,012
Intrado Inc.	(1)	325	3,933
Iowa Telecommunications Services Inc.		155	3,343
ITC DeltaCom Inc.	(1)	290	496
Ixia	(1)	464	7,800
JAMDAT Mobile Inc.	(1)	107	2,210
JDS Uniphase Corp.	(1)	28,587	90,621
Juniper Networks Inc.	(1)	11,038	300,123
KVH Industries Inc.	(1) (2)	255	2,499
Level 3 Communications Inc.	(1) (2)	13,878	47,046
Motorola Inc.		49,033	843,368
MRV Communications Inc.	(1) (2)	379	1,391
NETGEAR Inc.	(1)	510	9,277
Network Equipment Technologies Inc.	(1)	343	3,368
Newport Corp.	(1)	455	6,416
Nextel Communications Inc. Class A	(1)	21,457	643,710
Nextel Partners Inc. Class A	(1)	2,494	48,733
NII Holdings Inc. Class B	(1)	1,162	55,137
North Pittsburgh Systems Inc.		323	7,988
Oplink Communications Inc.	(1)	707	1,393
Optical Communication Products Inc.	(1)	206	515
Plantronics Inc.		1,035	42,921
Polycom Inc.	(1)	1,300	30,316
Powerwave Technologies Inc.	(1)	929	7,878
PTEK Holdings Inc.	(1)	1,501	16,076
QUALCOMM Inc.		33,927	1,438,505
REMEC Inc.	(1) (2)	973	7,015
RF Micro Devices Inc.	(1) (2)	4,069	27,832
SafeNet Inc.	(1)	239	8,781
SBA Communications Corp.	(1)	934	8,668
Shenandoah Telecommunications Co.		4	120
SpectraLink Corp.		336	4,764
SpectraSite Inc.	(1)	790	45,741
Sprint Corp. (FON Group)		6,648	165,203
Stratex Networks Inc.	(1)	1,412	3,191
SureWest Communications	(2)	270	7,655
Symmetricom Inc.	(1)	943	9,157
Tekelec	(1)	965	19,725
Telephone & Data Systems Inc.	(2)	441	33,935
Tellabs Inc.	(1)	4,075	35,001
Terayon Communication Systems Inc.	(1)	1,958	5,306
UbiquiTel Inc.	(1)	1,330	9,470
United States Cellular Corp.	(1)	171	7,654
USA Mobility Inc.	(1)	103	3,637
UTStarcom Inc.	(1) (2)	1,674	37,079
Viasat Inc.	(1)	383	9,295
Westell Technologies Inc. Class A	(1)	1,066	7,249
Western Wireless Corp. Class A	(1)	1,758	51,509
Wireless Facilities Inc.	(1) (2)	1,126	10,629

			7,772,568

TEXTILES—0.12%
Cintas Corp.	(2)	2,615	114,694
Mohawk Industries Inc.	(1)	551	50,279

			164,973

TOYS, GAMES & HOBBIES—0.09%
LeapFrog Enterprises Inc.	(1) (2)	602	8,187
Marvel Enterprises Inc.	(1) (2)	1,455	29,798

Mattel Inc.		3,909	76,186
RC2 Corp.	(1)	200	6,520
Topps Co. (The)	(2)	107	1,043

			121,734

TRANSPORTATION—1.54%
Arkansas Best Corp.		276	12,390
Central Freight Lines Inc.	(1)	330	2,079
CH Robinson Worldwide Inc.		1,766	98,048
CNF Inc.		271	13,577
EGL Inc.	(1)	798	23,852
Expeditors International Washington Inc.	(2)	2,171	121,315
FedEx Corp.		4,753	468,123
Florida East Coast Industries Inc.		15	677
Forward Air Corp.	(1)	413	18,461
Genesee & Wyoming Inc. Class A	(1)	56	1,575
GulfMark Offshore Inc.	(1)	189	4,209
Heartland Express Inc.		910	20,448
Hub Group Inc. Class A	(1)	129	6,736
Hunt (J.B.) Transport Services Inc.		1,168	52,385
Kansas City Southern Industries Inc.	(1) (2)	577	10,230
Kirby Corp.	(1)	195	8,654
Knight Transportation Inc.		777	19,270
Landstar System Inc.	(1) (2)	607	44,699
Marten Transport Ltd.	(1)	11	250
Old Dominion Freight Line Inc.	(1)	307	10,684
Pacer International Inc.	(1)	337	7,165
Quality Distribution Inc.	(1)	46	388
RailAmerica Inc.	(1)	258	3,367
Ryder System Inc.		604	28,853
SCS Transportation Inc.	(1)	257	6,006
SIRVA Inc.	(1)	373	7,169
Swift Transportation Co. Inc.	(1)	273	5,864
U.S. Xpress Enterprises Inc. Class A	(1)	91	2,666
United Parcel Service Inc. Class B		11,959	1,022,016
Werner Enterprises Inc.		316	7,154

			2,028,310

TRUCKING & LEASING—0.00%
AMERCO	(1)	42	1,931

			1,931

WATER—0.00%
Middlesex Water Co.		74	1,402

			1,402

TOTAL COMMON STOCKS (Cost: $121,327,974)			131,487,979

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.22%

COMMERCIAL PAPER—1.82%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$26,559	26,554
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	13,280	13,279
2.33%, 01/10/05	(3)	26,559	26,547
Barton Capital Corp.
2.27%, 01/04/05	(3)	54,367	54,363

2.27%, 01/10/05	(3)	59,066	59,040
2.30%, 01/21/05	(3)	21,473	21,448
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	65,071	65,063
2.29%, 01/07/05	(3)	53,119	53,105
Cantabric Finance LLC
2.27%, 01/03/05	(3)	27,622	27,622
2.28%, 01/03/05	(3)	30,809	30,809
2.38%, 01/20/05	(3)	53,119	53,059
Chariot Funding LLC
2.31%, 01/11/05	(3)	40,483	40,463
Corporate Asset Funding
2.21%, 02/07/05	(3)	39,839	39,754
2.26%, 02/03/05	(3)	53,119	53,015
CRC Funding LLC
2.21%, 02/07/05	(3)	13,280	13,251
Den Danske Bank NY
2.25%, 01/03/05	(3)	13,280	13,280
DEPFA Bank PLC
2.28%, 05/03/05	(3)	26,559	26,358
Edison Asset Securitization
2.26%, 05/04/05	(3)	66,398	65,894
Fairway Finance Corp.
2.55%, 01/03/05	(3)	51,220	51,220
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	10,624	10,617
2.30%, 02/02/05	(3)	53,119	53,017
2.31%, 01/11/05	(3)	53,763	53,735
2.33%, 01/12/05	(3)	24,760	24,746
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	26,559	26,544
2.28%, 04/27/05	(3)	39,839	39,551
Fortis Funding LLC
2.35%, 05/09/05	(3)	74,366	73,754
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	26,559	26,547
General Electric Capital Corp.
2.24%, 02/02/05	(3)	159,356	159,058
2.26%, 01/05/05	(3)	53,119	53,112
2.29%, 01/24/05	(3)	13,280	13,262
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	18,592	18,572
2.38%, 01/19/05	(3)	21,247	21,225
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	29,493	29,428
2.30%, 02/02/05	(3)	13,280	13,255
2.33%, 02/03/05	(3)	13,280	13,253
Grampian Funding LLC
2.27%, 02/01/05	(3)	39,839	39,766
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	22,125	22,115
2.30%, 02/01/05	(3)	26,559	26,510
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	44,698	44,672
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	30,849	30,835
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	18,120	18,115
2.32%, 01/10/05	(3)	27,317	27,304
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	34,527	34,465
Nationwide Building Society
2.21%, 02/10/05	(3)	53,119	52,995

New Center Asset Trust
2.25%, 02/02/05	(3)		49,932	49,838
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)		26,664	26,637
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)		26,559	26,532
2.30%, 02/02/05	(3)		26,559	26,509
2.34%, 01/20/05	(3)		39,839	39,795
Scaldis Capital LLC
2.28%, 01/07/05	(3)		47,807	47,795
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)		31,937	31,935
2.28%, 02/02/05	(3)		33,861	33,797
Sydney Capital Corp.
2.25%, 01/18/05	(3)		26,559	26,534
2.29%, 01/06/05	(3)		39,053	39,045
Tulip Funding Corp.
2.25%, 01/14/05	(3)		26,559	26,541
2.35%, 01/13/05	(3)		77,386	77,336
2.36%, 01/24/05	(3)		53,119	53,046
UBS Finance (Delaware)
2.33%, 01/04/05	(3)		106,237	106,230
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)		26,559	26,556
2.30%, 01/07/05	(3)		26,559	26,553
2.32%, 01/14/05	(3)		26,559	26,540
Yorktown Capital LLC
2.32%, 01/10/05	(3)		26,559	26,547
2.34%, 01/13/05	(3)		13,280	13,271

				2,391,614

FLOATING RATE NOTES—2.58%
American Express Credit Corp.
2.43%, 10/26/05	(3)		106,237	106,280
Bank of Nova Scotia
2.34%, 09/26/05	(3)		13,280	13,275
Beta Finance Inc.
2.27%, 05/04/05	(3	) (4)	31,871	31,869
2.32%, 09/23/05	(3	) (4)	47,807	47,793
2.32%, 09/27/05	(3	) (4)	42,495	42,482
2.44%, 03/15/05	(3	) (4)	26,559	26,564
2.47%, 10/27/05	(3	) (4)	50,463	50,508
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)		79,678	79,660
2.34%, 12/14/05	(3)		47,807	47,792
2.36%, 10/31/05	(3)		53,119	53,107
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)		94,020	94,020
CC USA Inc.
2.06%, 07/29/05	(3	) (4)	53,119	53,110
2.27%, 05/04/05	(3	) (4)	53,119	53,116
Commodore CDO Ltd.
2.55%, 12/12/05	(3)		13,280	13,280
Den Danske Bank NY
2.32%, 08/12/05	(3)		53,119	53,109
2.33%, 10/17/05	(3)		53,119	53,106
2.35%, 08/26/05	(3)		53,119	53,108
DEPFA Bank PLC
2.47%, 09/15/05	(3)		53,119	53,119
Dorada Finance Inc.
2.06%, 07/29/05	(3	) (4)	44,088	44,081
Fairway Finance LLC
2.35%, 03/14/05	(3)		53,119	53,119
2.37%, 01/20/05	(3)		26,559	26,559

Fifth Third Bancorp
2.38%, 11/23/05	(3	) (4)	106,237	106,237
Five Finance Inc.
2.37%, 04/29/05	(3	) (4)	42,495	42,494
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)		30,466	30,466
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)		53,119	53,119
K2 USA LLC
2.05%, 07/25/05	(3	) (4)	26,559	26,556
2.33%, 06/10/05	(3	) (4)	53,119	53,116
2.33%, 09/12/05	(3	) (4)	53,119	53,111
2.39%, 10/20/05	(3	) (4)	53,119	53,120
Links Finance LLC
2.12%, 04/25/05	(3)		53,119	53,129
2.35%, 04/15/05	(3	) (4)	53,119	53,116
2.36%, 11/16/05	(3	) (4)	26,559	26,555
National City Bank (Ohio)
2.29%, 08/09/05	(3)		53,119	53,110
2.35%, 06/23/05	(3)		53,119	53,111
2.36%, 06/10/05	(3)		26,559	26,563
Nationwide Building Society
2.40%, 01/06/06	(3	) (4)	53,119	53,119
2.58%, 01/27/06	(3	) (4)	90,302	90,312
Norddeutsche Landesbank
2.04%, 07/27/05	(3)		53,119	53,108
Northern Rock PLC
2.02%, 01/13/05	(3)		50,463	50,463
2.39%, 10/25/05	(3)		106,237	106,237
Permanent Financing PLC
2.32%, 03/10/05	(3)		53,119	53,119
2.34%, 09/12/05	(3)		66,398	66,398
2.35%, 06/10/05	(3)		23,903	23,903
Sedna Finance Inc.
2.37%, 01/10/06	(3)		10,624	10,621
Sigma Finance Inc.
2.01%, 01/09/06	(3)		53,119	53,107
2.28%, 12/06/05	(3	) (4)	53,119	53,103
2.34%, 10/07/05	(3	) (4)	18,592	18,587
2.39%, 08/17/05	(3)		26,559	26,561
2.39%, 09/15/05	(3)		66,398	66,403
2.47%, 11/28/05	(3	) (4)	53,119	53,162
Tango Finance Corp.
2.24%, 05/17/05	(3	) (4)	44,088	44,088
2.30%, 04/07/05	(3	) (4)	19,495	19,494
2.33%, 02/25/05	(3	) (4)	29,746	29,746
2.36%, 01/18/05	(3	) (4)	23,372	23,372
2.37%, 09/15/05	(3	) (4)	46,744	46,739
2.39%, 07/25/05	(3	) (4)	53,119	53,116
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)		79,678	79,678
2.40%, 01/25/05	(3)		79,678	79,678
WhistleJacket Capital LLC
2.32%, 12/08/05	(3	) (4)	34,527	34,522
2.36%, 07/15/05	(3	) (4)	39,839	39,835
2.36%, 09/15/05	(3)		39,839	39,833
2.36%, 10/14/05	(3	) (4)	26,559	26,557
2.38%, 01/17/06	(3	) (4)	18,592	18,591
2.45%, 06/15/05	(3	) (4)	26,559	26,557
White Pine Finance LLC
2.02%, 07/11/05	(3)		13,280	13,279
2.24%, 11/01/05	(3	) (4)	27,090	27,083
2.27%, 07/05/05	(3)		26,559	26,556
2.29%, 05/20/05	(3)		23,903	23,902

2.35%, 04/15/05	(3	) (4)	39,839	39,837
2.37%, 06/15/05	(3	) (4)	21,779	21,779
2.37%, 01/13/06	(3	) (4)	53,119	53,113
2.38%, 03/29/05	(3)		22,841	22,840
2.38%, 06/28/05	(3)		35,589	35,586
2.38%, 08/26/05	(3	) (4)	26,559	26,556
Winston Funding Ltd.
2.16%, 01/23/05	(3	) (4)	37,927	37,927

				3,401,327

MEDIUM-TERM NOTES—0.13%
CC USA Inc.
1.29%, 04/15/05	(3	) (4)	53,119	53,117
1.51%, 02/15/05	(3	) (4)	34,527	34,533
Dorada Finance Inc.
1.48%, 01/18/05	(3	) (4)	39,839	39,839
K2 USA LLC
1.46%, 01/12/05	(3	) (4)	26,559	26,559
WhistleJacket Capital LLC
1.32%, 02/04/05	(3	) (4)	13,280	13,279

				167,327

MONEY MARKET FUNDS—1.04%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3	) (5)	212,475	212,475
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3	) (5)	590,210	590,210
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3	) (5)	531,186	531,186
BlackRock Temp Cash Money Market Fund	(3)		9,906	9,906
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)		20,044	20,044

				1,363,821

REPURCHASE AGREEMENTS—0.60%
Goldman Sachs & Co.
2.29%, 01/03/05	(3	) (6)	$531,186	531,186
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3	) (6)	265,593	265,593

				796,779

TIME DEPOSITS—0.90%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)		53,119	53,119
1.33%, 02/10/05	(3)		26,559	26,559
1.39%, 02/02/05	(3)		26,559	26,559
1.39%, 04/08/05	(3)		37,183	37,182
2.63%, 01/04/05	(3)		53,119	53,119
Bank of America N.A.
1.50%, 01/03/05	(3)		54,356	54,356
Credit Suisse First Boston
2.34%, 01/14/05	(3)		79,678	79,678
Fifth Third Bancorp
2.18%, 01/03/05	(3)		53,119	53,119
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)		33,996	33,996
Natexis Banques
2.32%, 02/02/05	(3)		13,280	13,280
National City Bank (Ohio)
1.25%, 01/06/05	(3)		53,119	53,119

Norddeutsche Landesbank
2.11%, 06/07/05	(3)	53,119	53,114
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	92,958	92,954
1.34%, 02/10/05	(3)	21,247	21,247
1.77%, 05/10/05	(3)	26,559	26,558
1.90%, 05/11/05	(3)	26,559	26,558
2.25%, 01/31/05	(3)	26,559	26,559
2.30%, 05/12/05	(3)	13,280	13,276
2.66%, 11/09/05	(3)	53,119	53,112
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	53,119	53,119
2.67%, 11/09/05	(3)	21,247	21,246
Washington Mutual Bank
2.27%, 02/02/05	(3)	21,247	21,247
2.35%, 02/02/05	(3)	84,990	84,989
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	212,475	212,475

			1,190,540

U.S. GOVERNMENT AGENCY NOTES—0.15%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	37,183	37,216
1.80%, 01/18/05	(3)	24,700	24,682
1.80%, 01/19/05	(3)	26,559	26,538
2.06%, 05/31/05	(3)	26,481	26,257
Federal National Mortgage Association
2.33%, 07/22/05	(3)	79,678	78,649

			193,342

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,504,750)			9,504,750

TOTAL INVESTMENTS IN SECURITIES — 107.13% (Cost: $130,832,724)	(7)		140,992,729
Other Assets, Less Liabilities — (7.13%)			(9,387,729)

NET ASSETS — 100.00%			$131,605,000

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $132,189,246. Net unrealized appreciation aggregated $8,803,483, of which $15,457,290 represented gross unrealized appreciation on securities and $6,653,807 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2004

Security		Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.11%
ADVO Inc.		136	$4,848
Catalina Marketing Corp.		700	20,741
Donnelley (R.H.) Corp.	(1)	1,066	62,947
Greenfield Online Inc.	(1)	90	1,979
Harte-Hanks Inc.		317	8,236
Interpublic Group of Companies Inc.	(1)	6,519	87,355
Lamar Advertising Co.	(1)	759	32,470
Omnicom Group Inc.		1,372	115,687
SITEL Corp.	(1)	3,122	7,680
ValueVision Media Inc. Class A	(1)	253	3,519
West Corp.	(1)	178	5,894

			351,356

AEROSPACE & DEFENSE—1.99%
AAR Corp.	(1)	1,222	16,644
Alliant Techsystems Inc.	(1)	558	36,482
Boeing Co. (The)		5,028	260,300
Curtiss-Wright Corp.	(2)	654	37,546
DRS Technologies Inc.	(1)	972	41,514
Ducommun Inc.	(1)	311	6,484
EDO Corp.		268	8,509
Esterline Technologies Corp.	(1)	1,053	34,380
GenCorp Inc.	(2)	2,231	41,430
General Dynamics Corp.		7,878	824,039
Goodrich (B.F.) Co.		5,616	183,306
HEICO Corp.	(2)	857	19,360
Herley Industries Inc.	(1)	514	10,455
Kaman Corp. Class A	(2)	1,132	14,320
L-3 Communications Holdings Inc.		2,369	173,506
Lockheed Martin Corp.		17,619	978,735
Moog Inc. Class A	(1) (2)	1,156	52,425
Northrop Grumman Corp.		16,963	922,109
Raytheon Co.		21,152	821,332
Sequa Corp. Class A	(1)	294	17,978
Triumph Group Inc.	(1) (2)	688	27,176
United Defense Industries Inc.	(1)	365	17,246
United Technologies Corp.		18,423	1,904,017

			6,449,293

AGRICULTURE—2.38%
Alico Inc.	(1)	218	12,757
Altria Group Inc.		96,648	5,905,193
Delta & Pine Land Co.		699	19,069
DIMON Inc.		2,070	13,910
Loews Corp. - Carolina Group		2,710	78,454
Monsanto Co.		12,552	697,264
Reynolds American Inc.		7,046	553,816
Standard Commercial Corp.		168	3,269
Universal Corp.	(2)	1,157	55,351
UST Inc.		7,767	373,670

			7,712,753

AIRLINES—0.13%
Alaska Air Group Inc.	(1)	1,428	47,824
America West Holdings Corp. Class B	(1) (2)	1,751	11,522
AMR Corp.	(1) (2)	3,879	42,475
Continental Airlines Inc. Class B	(1) (2)	3,204	43,382
Delta Air Lines Inc.	(1) (2)	4,724	35,336
ExpressJet Holdings Inc.	(1)	526	6,775
FLYi Inc.	(1) (2)	2,709	4,795
Frontier Airlines Inc.	(1)	778	8,877
Mesa Air Group Inc.	(1) (2)	86	683
Northwest Airlines Corp.	(1) (2)	3,828	41,840
Republic Airways Holdings Inc.	(1)	305	4,047
SkyWest Inc.		1,808	36,268
Southwest Airlines Co.		7,927	129,052

			412,876

APPAREL—0.33%
Cherokee Inc.		54	1,905
Columbia Sportswear Co.	(1)	92	5,484
Gymboree Corp.	(1)	432	5,538
Hartmarx Corp.	(1)	1,049	8,151
Jones Apparel Group Inc.	(2)	5,823	212,947
Kellwood Co.		1,295	44,677
Liz Claiborne Inc.		5,193	219,197
OshKosh B’Gosh Inc. Class A	(2)	226	4,836
Perry Ellis International Inc.	(1)	217	4,416
Phillips-Van Heusen Corp.		1,140	30,780
Polo Ralph Lauren Corp.		1,729	73,655
Reebok International Ltd.		2,159	94,996
Russell Corp.	(2)	1,210	23,571
Skechers U.S.A. Inc. Class A	(1)	816	10,575
Steven Madden Ltd.	(1) (2)	536	10,109
Stride Rite Corp.		1,808	20,195
VF Corp.		3,951	218,806
Warnaco Group Inc. (The)	(1) (2)	672	14,515
Wolverine World Wide Inc.		1,556	48,890

			1,053,243

AUTO MANUFACTURERS—0.87%
Ford Motor Co.		82,736	1,211,255
General Motors Corp.		21,763	871,826
Navistar International Corp.	(1)	1,403	61,704
Oshkosh Truck Corp.		178	12,172
PACCAR Inc.		8,243	663,397
Wabash National Corp.	(1)	455	12,253

			2,832,607

AUTO PARTS & EQUIPMENT—0.57%
Aftermarket Technology Corp.	(1)	406	6,537
American Axle & Manufacturing Holdings Inc.		1,929	59,143
ArvinMeritor Inc.		3,198	71,539
Autoliv Inc.		4,520	218,316
Bandag Inc.		538	26,798
BorgWarner Inc.		2,024	109,640
Collins & Aikman Corp.	(1)	2,302	10,037
Commercial Vehicle Group Inc.	(1)	388	8,470
Cooper Tire & Rubber Co.	(2)	3,168	68,270
Dana Corp.		7,146	123,840
Delphi Corp.	(2)	22,625	204,077
Exide Technologies Inc.	(1)	972	13,394
Goodyear Tire & Rubber Co. (The)	(1) (2)	7,290	106,871
Hayes Lemmerz International Inc.	(1)	1,593	14,066

Johnson Controls Inc.		6,700	425,048
Lear Corp.	(2)	3,284	200,357
Modine Manufacturing Co.	(2)	1,058	35,729
Standard Motor Products Inc.	(2)	584	9,227
Strattec Security Corp.	(1)	82	5,135
Superior Industries International Inc.	(2)	989	28,730
Tenneco Automotive Inc.	(1)	1,823	31,429
Tower Automotive Inc.	(1) (2)	2,696	6,443
TRW Automotive Holdings Corp.	(1)	989	20,472
Visteon Corp.		5,910	57,741

			1,861,309

BANKS—11.83%
ABC Bancorp		457	9,597
Alabama National Bancorp	(2)	583	37,603
AMCORE Financial Inc.		1,220	39,260
AmericanWest Bancorporation	(1)	530	10,732
AmSouth Bancorp		16,535	428,256
Associated Bancorp		5,956	197,799
Assurant Inc.		3,822	116,762
BancFirst Corp.		151	11,926
Bancorp Inc. (The)	(1)	261	4,176
BancorpSouth Inc.		3,703	90,242
BancTrust Financial Group Inc.		458	11,271
Bank of America Corp.		192,194	9,031,196
Bank of Granite Corp.		601	12,561
Bank of Hawaii Corp.		2,546	129,184
Bank of New York Co. Inc. (The)		31,696	1,059,280
Banknorth Group Inc.		8,130	297,558
Banner Corp.		527	16,437
BB&T Corp.		26,081	1,096,706
BOK Financial Corp.	(1) (2)	782	38,130
Boston Private Financial Holdings Inc.	(2)	1,168	32,903
Bryn Mawr Bank Corp.	(2)	160	3,518
Camden National Corp.	(2)	307	12,099
Capital City Bank Group Inc.	(2)	371	15,508
Capital Corporation of the West		246	11,562
Capitol Bancorp Ltd.	(2)	211	7,431
Cascade Bancorp		79	1,597
Cathay General Bancorp		590	22,125
Central Coast Bancorp	(1) (2)	450	10,390
Central Pacific Financial Corp.	(2)	1,406	50,855
Century Bancorp Inc. Class A		83	2,448
Chemical Financial Corp.	(2)	1,137	48,800
Chittenden Corp.	(2)	2,183	62,718
Citizens Banking Corp.		2,130	73,165
City Bank	(2)	388	14,026
City Holding Co.		755	27,361
City National Corp.		1,933	136,566
Colonial BancGroup Inc. (The)		6,402	135,914
Columbia Bancorp		145	4,958
Columbia Banking System Inc.		655	16,368
Comerica Inc.		8,135	496,398
Commerce Bancshares Inc.		2,926	146,885
Community Bank System Inc.	(2)	1,204	34,013
Community Banks Inc.		505	14,221
Community Trust Bancorp Inc.	(2)	568	18,380
Compass Bancshares Inc.		5,688	276,835
Corus Bankshares Inc.	(2)	748	35,911
Cullen/Frost Bankers Inc.		2,328	113,141
CVB Financial Corp.		169	4,489
EuroBancshares Inc.	(1)	330	6,930
Farmers Capital Bank Corp.	(2)	233	9,600
Fifth Third Bancorp		3,566	168,600

Financial Institutions Inc.		451	10,486
First BanCorp (Puerto Rico)		135	8,574
First Bancorp Inc. (North Carolina)	(2)	524	14,237
First Busey Corp. Class A		368	7,680
First Charter Corp.	(2)	1,525	39,909
First Citizens BancShares Inc. Class A	(2)	304	45,068
First Commonwealth Financial Corp.	(2)	3,293	50,679
First Community Bancorp		603	25,748
First Community Bancshares Inc.	(2)	466	16,813
First Financial Bancorp		1,656	28,980
First Financial Bankshares Inc.	(2)	606	27,155
First Financial Corp.	(2)	630	22,069
First Horizon National Corp.		5,809	250,426
First Indiana Corp.	(2)	542	12,200
First Merchants Corp.	(2)	830	23,489
First Midwest Bancorp Inc.		1,249	45,326
First National Bankshares of Florida	(2)	1,954	46,701
First Oak Brook Bancshares Inc. Class A	(2)	299	9,691
First of Long Island Corp.		142	7,164
First Republic Bank		612	32,436
1st Source Corp.		568	14,489
First State Bancorp		291	10,697
FirstMerit Corp.		4,034	114,929
FNB Corp. (Pennsylvania)	(2)	1,109	22,579
FNB Corp. (Virginia)		233	6,608
Fremont General Corp.	(2)	882	22,209
Frontier Financial Corp.	(2)	495	19,112
Fulton Financial Corp.	(2)	5,702	132,914
GB&T Bancshares Inc.		354	8,538
Genworth Financial Inc. Class A		5,957	160,839
German American Bancorp		363	5,844
Glacier Bancorp Inc.		417	14,195
Gold Bancorp Inc.		883	12,909
Great Southern Bancorp Inc.	(2)	235	8,225
Greater Bay Bancorp	(2)	2,116	58,994
Hancock Holding Co.		1,356	45,372
Hanmi Financial Corp.		65	2,336
Heartland Financial USA Inc.		367	7,370
Hibernia Corp. Class A		7,250	213,947
Hudson United Bancorp		2,207	86,912
Huntington Bancshares Inc.		10,750	266,385
IBERIABANK Corp.		293	19,443
Independent Bank Corp. (Massachusetts)		322	10,867
Independent Bank Corp. (Michigan)	(2)	548	16,347
Integra Bank Corp.	(2)	840	19,412
Interchange Financial Services Corp.		444	11,508
International Bancshares Corp.		1,622	63,874
Irwin Financial Corp.	(2)	945	26,829
KeyCorp		19,336	655,490
K-Fed Bancorp		227	3,396
KNBT Bancorp Inc.		1,456	24,606
Lakeland Bancorp Inc.	(2)	813	14,268
Lakeland Financial Corp.	(2)	275	10,917
M&T Bank Corp.	(2)	3,543	382,077
Macatawa Bank Corp.	(2)	384	12,399
Main Street Banks Inc.	(2)	395	13,797
MainSource Financial Group Inc.	(2)	498	11,885
Marshall & Ilsley Corp.		10,481	463,260
MB Financial Inc.		548	23,098
MBT Financial Corp.		619	14,404
Mellon Financial Corp.		13,979	434,887
Mercantile Bank Corp.		104	4,108
Mercantile Bankshares Corp.	(2)	3,695	192,879
Mid-State Bancshares	(2)	1,140	32,661

Midwest Banc Holdings Inc.		461	10,082
National City Corp.		28,043	1,053,015
National Penn Bancshares Inc.	(2)	1,649	45,677
NBC Capital Corp.		294	7,812
NBT Bancorp Inc.	(2)	1,572	40,432
North Fork Bancorp Inc.		16,354	471,813
Northern Trust Corp.		6,504	315,964
Oak Hill Financial Inc.		163	6,323
Old National Bancorp	(2)	3,181	82,261
Omega Financial Corp.	(2)	539	18,477
Oriental Financial Group Inc.	(2)	353	9,996
Origen Financial Inc.		358	2,678
Pacific Capital Bancorp		1,263	42,929
Park National Corp.	(2)	425	57,588
PennRock Financial Services Corp.		247	9,611
Peoples Bancorp Inc.	(2)	605	16,595
Peoples Holding Co.	(2)	451	14,928
Placer Sierra Bancshares		287	8,162
PNC Financial Services Group		13,247	760,908
Popular Inc.		12,486	359,971
Prosperity Bancshares Inc.		829	24,215
Provident Bankshares Corp.		1,467	53,355
Regions Financial Corp.		21,737	773,620
Republic Bancorp Inc.	(2)	3,386	51,738
Republic Bancorp Inc. Class A	(2)	399	10,254
Riggs National Corp.		679	14,436
Royal Bancshares of Pennsylvania Class A	(2)	159	4,299
S&T Bancorp Inc.	(2)	1,082	40,781
Sandy Spring Bancorp Inc.	(2)	520	19,932
Santander BanCorp		312	9,410
SCBT Financial Corp.		411	13,782
Seacoast Banking Corp. of Florida		286	6,364
Security Bank Corp.		169	6,760
Signature Bank	(1)	181	5,857
Silicon Valley Bancshares	(1) (2)	282	12,639
Simmons First National Corp. Class A	(2)	750	21,712
Sky Financial Group Inc.		4,953	142,003
South Financial Group Inc. (The)		3,376	109,821
Southern Community Financial Corp.		838	8,673
Southside Bancshares Inc.		447	10,214
Southwest Bancorp Inc.		462	11,310
Southwest Bancorp of Texas Inc.		308	7,173
State Bancorp Inc.		223	6,132
State Financial Services Corp. Class A		290	8,729
State Street Corp.		8,196	402,588
Sterling Bancorp		254	7,175
Sterling Bancshares Inc.		1,906	27,199
Sterling Financial Corp. (Pennsylvania)	(2)	723	20,728
Sun Bancorp Inc. (New Jersey)	(1)	462	11,541
SunTrust Banks Inc.	(2)	15,478	1,143,515
Susquehanna Bancshares Inc.	(2)	2,090	52,145
SY Bancorp Inc.	(2)	197	4,748
Synovus Financial Corp.		4,490	128,324
Taylor Capital Group Inc.		221	7,403
TCF Financial Corp.		812	26,098
Texas Capital Bancshares Inc.	(1)	229	4,951
Texas Regional Bancshares Inc. Class A		959	31,340
Tompkins Trustco Inc.		304	16,261
TriCo Bancshares		586	13,712
Trustmark Corp.		2,259	70,187
U.S. Bancorp		81,522	2,553,269
UMB Financial Corp.	(2)	663	37,566
Umpqua Holdings Corp.	(2)	1,955	49,286
Union Bankshares Corp.		373	14,334

UnionBanCal Corp.		2,614	168,551
United Bancshares Inc.	(2)	1,748	66,686
United Community Banks Inc.	(2)	520	14,004
Unizan Financial Corp.		1,073	28,274
USB Holding Co. Inc.		397	9,885
Valley National Bancorp	(2)	4,438	122,711
Virginia Financial Group Inc.	(2)	327	11,988
W Holding Co. Inc.		1,467	33,647
Wachovia Corp.		75,777	3,985,870
Washington Trust Bancorp Inc.	(2)	616	18,055
Wells Fargo & Co.		79,523	4,942,354
WesBanco Inc.	(2)	853	27,270
West Coast Bancorp		761	19,337
Westamerica Bancorp	(2)	615	35,861
Western Sierra Bancorp	(1) (2)	238	9,129
Whitney Holding Corp.		1,995	89,755
Wilmington Trust Corp.	(2)	3,173	114,704
Yardville National Bancorp	(2)	389	13,327
Zions Bancorporation		4,265	290,148

			38,409,394

BEVERAGES—0.48%
Anheuser-Busch Companies Inc.		3,490	177,048
Boston Beer Co. Inc. Class A	(1)	63	1,340
Brown-Forman Corp. Class B		1,300	63,284
Coca-Cola Bottling Co. Consolidated		86	4,907
Coca-Cola Co. (The)		10,710	445,857
Coca-Cola Enterprises Inc.		11,188	233,270
Constellation Brands Inc.	(1)	4,362	202,877
Coors (Adolph) Co. Class B	(2)	1,279	96,782
Farmer Brothers Co.	(2)	222	5,381
National Beverage Corp.		108	899
Pepsi Bottling Group Inc.		730	19,739
PepsiAmericas Inc.		3,519	74,744
PepsiCo Inc.		4,178	218,092

			1,544,220

BIOTECHNOLOGY—0.19%
Applera Corp. - Celera Genomics Group	(1)	3,478	47,822
Barrier Therapeutics Inc.	(1)	81	1,345
Biogen Idec Inc.	(1)	771	51,356
Bio-Rad Laboratories Inc. Class A	(1)	492	28,226
Cambrex Corp.	(2)	1,362	36,910
Cell Genesys Inc.	(1) (2)	2,414	19,553
CuraGen Corp.	(1) (2)	1,056	7,561
Cytokinetics Inc.	(1)	92	943
Enzon Pharmaceuticals Inc.	(1)	814	11,168
Human Genome Sciences Inc.	(1) (2)	5,918	71,134
ICOS Corp.	(1) (2)	1,220	34,502
Incyte Corp.	(1)	1,531	15,295
Invitrogen Corp.	(1)	1,282	86,061
Maxygen Inc.	(1)	910	11,639
Millennium Pharmaceuticals Inc.	(1)	6,529	79,131
Momenta Pharmaceuticals Inc.	(1)	77	544
Neose Technologies Inc.	(1)	49	329
Oscient Pharmaceuticals Corp.	(1)	2,378	8,680
Praecis Pharmaceuticals Inc.	(1)	2,276	4,324
Protein Design Labs Inc.	(1)	3,727	77,000
Seattle Genetics Inc.	(1) (2)	1,193	7,790
Serologicals Corp.	(1) (2)	290	6,415
Transkaryotic Therapies Inc.	(1)	48	1,219
Vertex Pharmaceuticals Inc.	(1)	1,582	16,722

			625,669

BUILDING MATERIALS—0.53%
Aaon Inc.	(1)	126	2,025
Apogee Enterprises Inc.		1,293	17,339
Comfort Systems USA Inc.	(1)	1,703	13,079
Eagle Materials Inc.	(2)	765	66,058
ElkCorp		90	3,080
Florida Rock Industries Inc.		1,081	64,352
Genlyte Group Inc. (The)	(1) (2)	539	46,182
Lafarge North America Inc.		1,507	77,339
Lennox International Inc.		1,700	34,595
LSI Industries Inc.		1,198	13,717
Martin Marietta Materials Inc.		2,309	123,901
Masco Corp.		20,585	751,970
NCI Building Systems Inc.	(1)	379	14,212
Texas Industries Inc.		978	61,008
U.S. Concrete Inc.	(1)	1,429	10,960
Universal Forest Products Inc.		696	30,206
USG Corp.	(1) (2)	1,532	61,694
Vulcan Materials Co.		4,872	266,060
York International Corp.		2,036	70,323

			1,728,100

CHEMICALS—2.82%
Air Products & Chemicals Inc.		10,679	619,062
Airgas Inc.		2,353	62,378
Albemarle Corp.		1,510	58,452
Arch Chemicals Inc.		1,100	31,658
Ashland Inc.		3,363	196,332
Cabot Corp.		3,029	117,162
Crompton Corp.		5,528	65,230
Cytec Industries Inc.		1,894	97,389
Dow Chemical Co. (The)		41,327	2,046,100
Du Pont (E.I.) de Nemours and Co.		47,174	2,313,885
Eastman Chemical Co.	(2)	3,576	206,442
Engelhard Corp.		5,809	178,162
Ferro Corp.		1,880	43,597
FMC Corp.	(1)	1,735	83,800
Fuller (H.B.) Co.		1,437	40,969
Georgia Gulf Corp.		622	30,976
Grace (W.R.) & Co.	(1) (2)	3,138	42,708
Great Lakes Chemical Corp.	(2)	2,357	67,151
Hercules Inc.	(1)	2,643	39,249
International Flavors & Fragrances Inc.		678	29,046
Kronos Worldwide Inc.		1	45
Lubrizol Corp.		3,127	115,261
Lyondell Chemical Co.	(2)	9,136	264,213
Minerals Technologies Inc.	(2)	949	63,298
NewMarket Corp.	(1)	769	15,303
NL Industries Inc.	(1)	226	4,995
Octel Corp.		695	14,463
Olin Corp.		2,014	44,348
OM Group Inc.	(1)	1,290	41,822
OMNOVA Solutions Inc.	(1)	654	3,675
PolyOne Corp.	(1)	4,109	37,228
PPG Industries Inc.		8,059	549,301
Praxair Inc.		10,889	480,749
Quaker Chemical Corp.	(2)	387	9,613
Rohm & Haas Co.		7,506	331,990
RPM International Inc.	(2)	5,558	109,270
Schulman (A.) Inc.	(2)	1,523	32,607
Sensient Technologies Corp.	(2)	2,332	55,945
Sherwin-Williams Co. (The)		5,188	231,540
Sigma-Aldrich Corp.		2,534	153,206
Spartech Corp.		1,305	35,352

Stepan Co.		302	7,357
Terra Industries Inc.	(1) (2)	2,111	18,746
UAP Holding Corp.	(1)	867	14,973
Valhi Inc.		510	8,206
Valspar Corp. (The)		2,421	121,074
Wellman Inc.	(2)	1,593	17,029
Westlake Chemical Corp.		287	9,586

			9,160,943

COAL—0.15%
Arch Coal Inc.		1,680	59,707
CONSOL Energy Inc.		1,620	66,501
Massey Energy Co.		3,625	126,694
Peabody Energy Corp.		3,055	247,180

			500,082

COMMERCIAL SERVICES—0.96%
ABM Industries Inc.	(2)	1,826	36,009
ADESA Inc.		4,547	96,487
Albany Molecular Research Inc.	(1) (2)	1,141	12,711
Alderwoods Group Inc.	(1)	1,926	21,918
Banta Corp.		232	10,384
BearingPoint Inc.	(1)	6,353	51,015
Bowne & Co. Inc.		831	13,512
CDI Corp.		100	2,138
Cendant Corp.		36,771	859,706
Central Parking Corp.		756	11,453
Century Business Services Inc.	(1)	3,016	13,150
Chemed Corp.		603	40,467
Clark Inc.	(1)	605	9,390
Consolidated Graphics Inc.	(1)	174	7,987
Convergys Corp.	(1)	7,002	104,960
Cornell Companies Inc.	(1)	609	9,245
Corrections Corp. of America	(1)	836	33,816
Cross Country Healthcare Inc.	(1) (2)	1,109	20,051
Deluxe Corp.		2,242	83,694
Dollar Thrifty Automotive Group Inc.	(1)	1,217	36,753
Donnelley (R.R.) & Sons Co.		10,130	357,488
Electro Rent Corp.		677	9,634
Equifax Inc.		2,126	59,741
Exponent Inc.	(1)	281	7,725
First Advantage Corp. Class A	(1)	50	1,020
First Health Group Corp.	(1)	1,186	22,190
Forrester Research Inc.	(1)	178	3,193
FTI Consulting Inc.	(1) (2)	1,735	36,556
Geo Group Inc. (The)	(1)	475	12,625
Healthcare Services Group Inc.	(2)	146	3,043
Hooper Holmes Inc.		2,217	13,125
Hudson Highland Group Inc.	(1) (2)	46	1,325
Huron Consulting Group Inc.	(1)	108	2,398
Insurance Auto Auctions Inc.	(1)	533	11,950
Integrated Electrical Services Inc.	(1) (2)	947	4,583
Interactive Data Corp.	(1) (2)	1,657	36,023
Jackson Hewitt Tax Service Inc.		729	18,407
Kelly Services Inc. Class A	(2)	684	20,643
Landauer Inc.		158	7,221
Laureate Education Inc.	(1)	330	14,550
Magellan Health Services Inc.	(1)	1,019	34,809
Manpower Inc.		2,250	108,675
MAXIMUS Inc.	(1)	972	30,249
McKesson Corp.		7,595	238,939
Medical Staffing Network Holdings Inc.	(1)	531	4,349
Midas Inc.	(1) (2)	154	3,080
MoneyGram International Inc.		2,270	47,988

Monro Muffler Brake Inc.	(1)	54	1,366
MPS Group Inc.	(1)	3,621	44,393
NCO Group Inc.	(1) (2)	1,194	30,865
PAREXEL International Corp.	(1)	206	4,182
PRA International	(1)	52	1,289
PRG-Schultz International Inc.	(1)	1,810	9,104
Princeton Review Inc. (The)	(1) (2)	372	2,288
ProxyMed Inc.	(1) (2)	249	2,445
QC Holdings Inc.	(1)	88	1,686
Quanta Services Inc.	(1)	1,270	10,160
Rent-A-Center Inc.	(1)	919	24,353
Rent-Way Inc.	(1) (2)	208	1,666
Service Corp. International	(1)	16,147	120,295
ServiceMaster Co. (The)		5,770	79,568
SOURCECORP Inc.	(1)	673	12,861
Spherion Corp.	(1)	2,957	24,839
Stewart Enterprises Inc. Class A	(1)	4,804	33,580
TeleTech Holdings Inc.	(1) (2)	603	5,843
United Rentals Inc.	(1) (2)	2,075	39,217
Valassis Communications Inc.	(1)	1,074	37,601
Vertrue Inc.	(1) (2)	276	10,425
Viad Corp.		569	16,211
Volt Information Sciences Inc.	(1)	379	11,139
Watson Wyatt & Co. Holdings		505	13,610

			3,125,361

COMPUTERS—3.12%
ActivCard Corp.	(1)	2,409	21,440
Advanced Digital Information Corp.	(1)	1,483	14,860
Affiliated Computer Services Inc. Class A	(1)	1,803	108,523
Agilysys Inc.		1,453	24,904
Apple Computer Inc.	(1)	9,427	607,099
BISYS Group Inc. (The)	(1)	5,776	95,015
Brocade Communications Systems Inc.	(1)	2,357	18,007
Cadence Design Systems Inc.	(1)	5,747	79,366
Catapult Communications Corp.	(1)	207	5,001
Ceridian Corp.	(1)	2,392	43,726
CIBER Inc.	(1) (2)	1,126	10,855
Computer Sciences Corp.	(1)	8,808	496,507
Diebold Inc.	(2)	3,459	192,770
Digimarc Corp.	(1) (2)	578	5,387
Electronic Data Systems Corp.		23,907	552,252
Electronics For Imaging Inc.	(1)	857	14,920
EMC Corp.	(1)	22,930	340,969
Equinix Inc.	(1) (2)	36	1,539
Gateway Inc.	(1)	7,752	46,590
Hewlett-Packard Co.		143,915	3,017,898
Hutchinson Technology Inc.	(1) (2)	1,252	43,282
iGATE Corp.	(1)	122	494
Imation Corp.	(2)	1,620	51,565
InFocus Corp.	(1) (2)	1,818	16,653
Intergraph Corp.	(1)	380	10,233
Internap Network Services Corp.	(1) (2)	6,700	6,231
International Business Machines Corp.		26,628	2,624,988
Iomega Corp.	(1)	456	2,526
Kanbay International Inc.	(1)	144	4,507
Komag Inc.	(1)	1,065	20,001
Maxtor Corp.	(1)	6,267	33,215
McDATA Corp. Class A	(1) (2)	5,608	33,424
MTS Systems Corp.	(2)	912	30,835
NCR Corp.	(1)	887	61,407
Ness Technologies Inc.	(1)	137	2,041
NetScout Systems Inc.	(1)	94	656
Overland Storage Inc.	(1)	73	1,218

PalmOne Inc.	(1) (2)	2,002	63,163
PEC Solutions Inc.	(1) (2)	731	10,358
Perot Systems Corp. Class A	(1)	2,691	43,137
Quantum Corp.	(1) (2)	4,115	10,781
RadiSys Corp.	(1)	205	4,008
Reynolds & Reynolds Co. (The) Class A		320	8,483
SanDisk Corp.	(1) (2)	1,286	32,111
Silicon Graphics Inc.	(1) (2)	12,609	21,814
SimpleTech Inc.	(1)	299	1,375
Storage Technology Corp.	(1)	4,038	127,641
Sun Microsystems Inc.	(1)	156,334	841,077
SunGard Data Systems Inc.	(1)	1,607	45,526
Sykes Enterprises Inc.	(1)	837	5,817
TALX Corp.	(2)	596	15,371
Tier Technologies Inc. Class B	(1)	757	7,002
Unisys Corp.	(1)	15,080	153,514
Western Digital Corp.	(1)	7,189	77,929

			10,110,011

COSMETICS & PERSONAL CARE—0.59%
Alberto-Culver Co.		522	25,354
Chattem Inc.	(1) (2)	199	6,587
Colgate-Palmolive Co.		4,258	217,839
Gillette Co. (The)		3,591	160,805
Kimberly-Clark Corp.		13,717	902,716
Procter & Gamble Co.		10,654	586,822
Revlon Inc. Class A	(1)	6,003	13,807

			1,913,930

DISTRIBUTION & WHOLESALE—0.33%
Advanced Marketing Services Inc.	(2)	681	6,851
Aviall Inc.	(1)	1,056	24,256
Beacon Roofing Supply Inc.	(1)	436	8,659
Brightpoint Inc.	(1)	896	17,508
Building Materials Holdings Corp.		607	23,242
Genuine Parts Co.		8,149	359,045
Grainger (W.W.) Inc.		3,363	224,043
Handleman Co.		1,217	26,141
Hughes Supply Inc.		1,674	54,154
Ingram Micro Inc. Class A	(1)	4,915	102,232
LKQ Corp.	(1)	509	10,216
Tech Data Corp.	(1)	2,703	122,716
United Stationers Inc.	(1)	1,477	68,237
Watsco Inc.		1,052	37,051

			1,084,351

DIVERSIFIED FINANCIAL SERVICES—10.22%
Advanta Corp. Class B		920	22,328
AmeriCredit Corp.	(1)(2)	7,522	183,913
Archipelago Holdings Inc.	(1)	314	6,588
Asta Funding Inc.		150	4,026
Bear Stearns Companies Inc. (The)		4,928	504,184
BKF Capital Group Inc.		106	4,017
Calamos Asset Management Inc. Class A	(1)	512	13,824
Capital One Financial Corp.		3,202	269,640
Capital Southwest Corp.		85	6,674
Capital Trust Inc. Class A		399	12,253
CharterMac	(2)	2,110	51,568
CIT Group Inc.		9,940	455,451
Citigroup Inc.		243,881	11,750,187
Cohen & Steers Inc.		380	6,175
Collegiate Funding Services LLC	(1)	453	6,383
CompuCredit Corp.	(1) (2)	828	22,638
Countrywide Financial Corp.		26,268	972,179

Credit Acceptance Corp.	(1)	429	10,918
E*TRADE Financial Corp.	(1)	7,509	112,260
Edwards (A.G.) Inc.		3,826	165,321
Federal Agricultural Mortgage Corp.		233	5,429
Federal Home Loan Mortgage Corp.		29,905	2,203,998
Federated Investors Inc. Class B		394	11,978
Financial Federal Corp.	(1) (2)	818	32,066
Franklin Resources Inc.		6,615	460,735
Friedman, Billings, Ramsey Group Inc. Class A	(2)	2,718	52,702
Gabelli Asset Management Inc. Class A		164	7,957
Goldman Sachs Group Inc. (The)		14,404	1,498,592
Greenhill & Co. Inc.		182	5,223
IndyMac Bancorp Inc.		1,444	49,746
Instinet Group Inc.	(1)	6,023	36,319
Investment Technology Group Inc.	(1)	2,115	42,300
Janus Capital Group Inc.		11,422	192,004
Jefferies Group Inc.		2,430	97,880
JP Morgan Chase & Co.		167,937	6,551,222
Knight Trading Group Inc.	(1)	5,232	57,290
LaBranche & Co. Inc.	(1) (2)	2,835	25,402
Lehman Brothers Holdings Inc.		13,024	1,139,340
MarketAxess Holdings Inc.	(1)	218	3,708
Marlin Business Services Corp.	(1)	72	1,368
MBNA Corp.		14,233	401,228
Merrill Lynch & Co. Inc.		45,186	2,700,767
Metris Companies Inc.	(1)	1,592	20,298
Morgan Stanley		45,257	2,512,669
Nuveen Investments Inc. Class A		291	11,486
Piper Jaffray Companies Inc.	(1) (2)	795	38,120
Providian Financial Corp.	(1)	10,061	165,705
Raymond James Financial Inc.		2,956	91,577
Sanders Morris Harris Group Inc.	(2)	545	9,706
Schwab (Charles) Corp. (The)		5,646	67,526
Stifel Financial Corp.	(1)	324	6,788
Student Loan Corp.		166	30,544
SWS Group Inc.		675	14,796
Westcorp Inc.		624	28,660
WFS Financial Inc.		161	8,176

			33,163,832

ELECTRIC—5.37%
Allegheny Energy Inc.	(1) (2)	5,267	103,813
ALLETE Inc.		1,366	50,200
Alliant Energy Corp.	(2)	5,345	152,867
Ameren Corp.		9,166	459,583
American Electric Power Co. Inc.		18,590	638,381
Aquila Inc.	(1)	11,335	41,826
Avista Corp.		2,374	41,949
Black Hills Corp.	(2)	1,587	48,689
Calpine Corp.	(1) (2)	20,275	79,883
CenterPoint Energy Inc.	(2)	13,025	147,182
Central Vermont Public Service Corp.	(2)	540	12,560
CH Energy Group Inc.	(2)	747	35,893
Cinergy Corp.		8,542	355,603
Cleco Corp.		2,423	49,090
CMS Energy Corp.	(1) (2)	8,953	93,559
Consolidated Edison Inc.	(2)	11,315	495,031
Constellation Energy Group Inc.		7,897	345,178
Dominion Resources Inc.		15,329	1,038,386
DPL Inc.		6,049	151,890
DTE Energy Co.		8,184	352,976
Duke Energy Corp.		43,018	1,089,646
Duquesne Light Holdings Inc.	(2)	3,162	59,604
Edison International		15,299	490,027

El Paso Electric Co.	(1)	2,431	46,043
Empire District Electric Co. (The)	(2)	1,128	25,583
Energy East Corp.		6,996	186,653
Entergy Corp.		10,862	734,163
Exelon Corp.		31,085	1,369,916
FirstEnergy Corp.		15,513	612,919
FPL Group Inc.		8,718	651,670
Great Plains Energy Inc.	(2)	3,550	107,494
Hawaiian Electric Industries Inc.	(2)	3,850	112,227
IDACORP Inc.	(2)	1,897	57,991
MDU Resources Group Inc.	(2)	5,634	150,315
MGE Energy Inc.		900	32,427
NiSource Inc.		12,346	281,242
Northeast Utilities		6,121	115,381
NRG Energy Inc.	(1)	3,749	135,151
NSTAR		2,536	137,654
OGE Energy Corp.	(2)	4,197	111,262
Ormat Technologies Inc.	(1)	282	4,591
Otter Tail Corp.		1,296	33,087
Pepco Holdings Inc.		8,872	189,151
PG&E Corp.	(1)	18,734	623,468
Pinnacle West Capital Corp.		4,278	189,986
PNM Resources Inc.	(2)	2,766	69,952
PPL Corp.		8,870	472,594
Progress Energy Inc.		11,581	523,924
Public Service Enterprise Group Inc.	(2)	11,114	575,372
Puget Energy Inc.		4,743	117,152
Reliant Energy Inc.	(1)	13,858	189,162
SCANA Corp.		5,292	208,505
Sierra Pacific Resources Corp.	(1) (2)	5,630	59,115
Southern Co. (The)		34,677	1,162,373
TECO Energy Inc.		9,429	144,641
TXU Corp.	(2)	13,953	900,806
UIL Holdings Corp.	(2)	606	31,088
UniSource Energy Corp.	(2)	1,619	39,034
Westar Energy Inc.		4,064	92,944
Wisconsin Energy Corp.		5,631	189,821
WPS Resources Corp.	(2)	1,679	83,883
Xcel Energy Inc.		18,731	340,904

			17,443,460

ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
American Power Conversion Corp.		3,805	81,427
AMETEK Inc.		958	34,172
Artesyn Technologies Inc.	(1) (2)	701	7,921
Belden CDT Inc.	(2)	1,770	41,064
C&D Technologies Inc.		1,196	20,380
Capstone Turbine Corp.	(1)	1,703	3,116
Color Kinetics Inc.	(1) (2)	177	3,112
Emerson Electric Co.		15,849	1,111,015
Energizer Holdings Inc.	(1)	2,095	104,101
EnerSys	(1)	475	7,244
General Cable Corp.	(1) (2)	1,743	24,141
GrafTech International Ltd.	(1)	3,853	36,449
Hubbell Inc. Class B	(2)	2,898	151,565
Littelfuse Inc.	(1)	64	2,186
Magnetek Inc.	(1)	1,473	10,164
Molex Inc.		1,077	32,310
Powell Industries Inc.	(1) (2)	225	4,160
Power-One Inc.	(1)	1,261	11,248
Rayovac Corp.	(1)	103	3,148
Valence Technology Inc.	(1)	2,160	6,718
Wilson Greatbatch Technologies Inc.	(1)	168	3,767

			1,699,408

ELECTRONICS—0.60%
Agilent Technologies Inc.	(1)		2,034	49,019
Analogic Corp.	(2)		135	6,047
Applera Corp. - Applied Biosystems Group			9,631	201,384
Arrow Electronics Inc.	(1)		5,499	133,626
Avnet Inc.	(1)		5,592	101,998
AVX Corp.	(2)		1,591	20,047
Benchmark Electronics Inc.	(1)		958	32,668
Brady Corp. Class A			438	27,406
Checkpoint Systems Inc.	(1	) (2)	1,621	29,259
Cogent Inc.	(1)		304	10,032
Coherent Inc.	(1	) (2)	889	27,061
CTS Corp.			822	10,924
Cubic Corp.	(2)		737	18,550
DDi Corp.	(1)		951	3,024
Electro Scientific Industries Inc.	(1)		1,351	26,696
FEI Co.	(1)		275	5,775
FSI International Inc.	(1)		231	1,079
KEMET Corp.	(1	) (2)	4,343	38,870
Merix Corp.	(1)		733	8,444
Methode Electronics Inc.			1,666	21,408
Mettler Toledo International Inc.	(1)		847	43,460
Molecular Devices Corp.	(1)		152	3,055
Multi-Fineline Electronix Inc.	(1)		167	3,046
OSI Systems Inc.	(1	) (2)	214	4,860
Park Electrochemical Corp.			931	20,184
Parker Hannifin Corp.			5,612	425,053
Paxar Corp.	(1)		1,294	28,688
PerkinElmer Inc.			2,783	62,590
Planar Systems Inc.	(1	) (2)	531	5,963
Plexus Corp.	(1)		1,397	18,175
Rofin-Sinar Technologies Inc.	(1)		610	25,894
Sanmina-SCI Corp.	(1)		12,275	103,969
SBS Technologies Inc.	(1)		537	7,497
Stoneridge Inc.	(1)		911	13,783
Sypris Solutions Inc.	(2)		292	4,471
Technitrol Inc.	(1)		1,772	32,250
Tektronix Inc.			629	19,002
Thermo Electron Corp.	(1)		3,458	104,397
Thomas & Betts Corp.	(1)		2,799	86,069
Vishay Intertechnology Inc.	(1)		5,622	84,442
Watts Water Technologies Inc. Class A			1,033	33,304
Woodhead Industries Inc.			375	6,011
Woodward Governor Co.			473	33,872
Zygo Corp.	(1)		234	2,759

				1,946,111

ENERGY - ALTERNATE SOURCES—0.00%
KFx Inc.	(1	) (2)	605	8,785

				8,785

ENERGY & RELATED—0.00%
Edge Petroleum Corp.	(1)		232	3,383
Syntroleum Corp.	(1	) (2)	1,007	8,086

				11,469

ENGINEERING & CONSTRUCTION—0.14%
Dycom Industries Inc.	(1)		551	16,817
EMCOR Group Inc.	(1	) (2)	779	35,195
Fluor Corp.	(2)		2,416	131,696
Granite Construction Inc.			1,511	40,193
Infrasource Services Inc.	(1)		509	6,617
Insituform Technologies Inc. Class A	(1	) (2)	823	18,657

Jacobs Engineering Group Inc.	(1)		614	29,343
Perini Corp.	(1)		176	2,937
Shaw Group Inc. (The)	(1	) (2)	3,150	56,227
URS Corp.	(1)		1,493	47,925
Washington Group International Inc.	(1)		1,215	50,119

				435,726

ENTERTAINMENT—0.11%
Argosy Gaming Co.	(1)		571	26,666
Carmike Cinemas Inc.			302	11,023
Churchill Downs Inc.			440	19,668
Dover Downs Gaming & Entertainment Inc.			228	2,987
Dover Motorsports Inc.			688	3,942
DreamWorks Animation SKG Inc. Class A	(1)		828	31,058
Empire Resorts Inc.	(1	) (2)	313	3,490
Gaylord Entertainment Co.	(1	) (2)	1,355	56,273
International Speedway Corp. Class A			127	6,706
Isle of Capri Casinos Inc.	(1)		235	6,028
Magna Entertainment Corp. Class A	(1)		2,146	12,919
Metro-Goldwyn-Mayer Inc.			1,979	23,511
Nevada Gold & Casinos Inc.	(1)		343	4,185
Pinnacle Entertainment Inc.	(1)		1,669	33,013
Regal Entertainment Group Class A			1,599	33,179
Six Flags Inc.	(1)		4,346	23,338
Speedway Motorsports Inc.			306	11,989
Steinway Musical Instruments Inc.	(1)		299	8,653
Sunterra Corp.	(1	) (2)	944	13,254
Vail Resorts Inc.	(1)		917	20,559

				352,441

ENVIRONMENTAL CONTROL—0.19%
Aleris International Inc.	(1)		656	11,100
Allied Waste Industries Inc.	(1)		7,659	71,076
Calgon Carbon Corp.			1,665	15,118
Ionics Inc.	(1)		766	33,198
Layne Christensen Co.	(1)		400	7,260
Metal Management Inc.			677	18,191
Nalco Holding Co.	(1)		1,750	34,160
Republic Services Inc.			7,359	246,821
Tetra Tech Inc.	(1)		619	10,362
TRC Companies Inc.	(1)		214	3,638
Waste Management Inc.			5,817	174,161

				625,085

FOOD—2.13%
Albertson’s Inc.	(2)		17,262	412,217
American Italian Pasta Co. Class A	(2)		667	15,508
Archer-Daniels-Midland Co.			27,359	610,379
Arden Group Inc. Class A			58	5,828
Cal-Maine Foods Inc.	(2)		519	6,275
Campbell Soup Co.			5,509	164,664
Chiquita Brands International Inc.			2,082	45,929
ConAgra Foods Inc.			24,903	733,393
Corn Products International Inc.			1,641	87,892
Dean Foods Co.	(1)		7,093	233,714
Del Monte Foods Co.	(1	) (2)	8,767	96,612
Flowers Foods Inc.			1,606	50,717
General Mills Inc.			13,635	677,796
Gold Kist Inc.	(1)		435	5,925
Great Atlantic & Pacific Tea Co.	(1)		662	6,785
Hain Celestial Group Inc.	(1	) (2)	1,208	24,969
Heinz (H.J.) Co.			8,015	312,505
Hershey Foods Corp.			1,820	101,083
Hormel Foods Corp.			3,534	110,791

Ingles Markets Inc. Class A			455	5,637
J&J Snack Foods Corp.			314	15,395
Kellogg Co.			4,905	219,057
Kraft Foods Inc.	(2)		12,542	446,621
Kroger Co.	(1)		34,638	607,551
Lance Inc.	(2)		1,213	23,083
M&F Worldwide Corp.	(1)		590	8,036
McCormick & Co. Inc. NVS			1,523	58,788
MGP Ingredients Inc.			64	553
Nash Finch Co.			582	21,976
Pathmark Stores Inc.	(1)		962	5,589
Performance Food Group Co.	(1)		979	26,345
Pilgrim’s Pride Corp.			620	19,022
Ralcorp Holdings Inc.			1,404	58,870
Ruddick Corp.			1,584	34,357
Safeway Inc.	(1)		20,947	413,494
Sanderson Farms Inc.	(2)		283	12,248
Sanfilippo (John B.) & Son Inc.	(1)		291	7,502
Sara Lee Corp.			19,073	460,422
Seaboard Corp.			14	13,972
Smithfield Foods Inc.	(1)		4,055	119,987
Smucker (J.M.) Co. (The)	(2)		2,615	123,088
SUPERVALU Inc.			6,459	222,965
Tootsie Roll Industries Inc.	(2)		1,118	38,716
Tyson Foods Inc. Class A			10,425	191,820
Weis Markets Inc.	(2)		469	18,089
Winn-Dixie Stores Inc.	(2)		3,311	15,065
Wrigley (William Jr.) Co.			415	28,714

				6,919,944

FOREST PRODUCTS & PAPER—0.99%
Bowater Inc.			2,665	117,180
Buckeye Technologies Inc.	(1	) (2)	1,302	16,939
Caraustar Industries Inc.	(1	) (2)	1,297	21,816
Deltic Timber Corp.	(2)		384	16,301
Georgia-Pacific Corp.			11,969	448,598
Glatfelter Co.	(2)		1,230	18,794
International Paper Co.			22,823	958,566
Longview Fibre Co.	(2)		2,525	45,803
Louisiana-Pacific Corp.			5,260	140,652
MeadWestvaco Corp.			9,451	320,294
Neenah Paper Inc.	(1)		410	13,366
Pope & Talbot Inc.			760	13,004
Potlatch Corp.			1,399	70,761
Rock-Tenn Co. Class A			1,216	18,435
Schweitzer-Mauduit International Inc.	(2)		677	22,984
Temple-Inland Inc.			2,641	180,644
Wausau-Mosinee Paper Corp.	(2)		1,862	33,255
Weyerhaeuser Co.			11,253	756,427

				3,213,819

GAS—0.59%
AGL Resources Inc.			3,541	117,703
Atmos Energy Corp.			3,513	96,081
Cascade Natural Gas Corp.	(2)		438	9,286
Energen Corp.			1,718	101,276
EnergySouth Inc.	(2)		355	9,954
KeySpan Corp.			7,494	295,638
Laclede Group Inc. (The)			919	28,627
New Jersey Resources Corp.			1,304	56,515
Nicor Inc.	(2)		2,123	78,424
Northwest Natural Gas Co.			1,286	43,390
ONEOK Inc.	(2)		4,894	139,087
Peoples Energy Corp.			1,676	73,660

Piedmont Natural Gas Co.	(2)		3,397	78,946
Sempra Energy			9,752	357,703
South Jersey Industries Inc.	(2)		603	31,694
Southern Union Co.	(1)		3,168	75,969
Southwest Gas Corp.			1,644	41,758
UGI Corp.			2,457	100,516
Vectren Corp.			3,642	97,606
WGL Holdings Inc.	(2)		2,338	72,104

				1,905,937

HAND & MACHINE TOOLS—0.13%
Black & Decker Corp.			477	42,133
Kennametal Inc.			1,693	84,261
Milacron Inc.	(1	) (2)	1,220	4,136
Regal-Beloit Corp.	(2)		996	28,486
Snap-On Inc.			2,791	95,899
Stanley Works (The)			3,324	162,843

				417,758

HEALTH CARE—0.02%
Flanders Corp.	(1)		380	3,648
LeCroy Corp.	(1)		526	12,277
MedCath Corp.	(1	) (2)	432	10,644
Microtek Medical Holdings Inc.	(1	) (2)	2,142	8,697
Res-Care Inc.	(1)		911	13,865

				49,131

HEALTH CARE-PRODUCTS—0.20%
Animas Corp.	(1)		68	1,063
Bausch & Lomb Inc.			943	60,786
Baxter International Inc.			2,621	90,529
Bioveris Corp.	(1)		126	921
Cardiac Science Inc.	(1)		2,621	5,609
CONMED Corp.	(1)		1,394	39,617
Dade Behring Holdings Inc.	(1)		273	15,288
Datascope Corp.			601	23,854
DJ Orthopedics Inc.	(1)		61	1,307
E-Z-Em Inc.			278	4,059
FoxHollow Technologies Inc.	(1)		37	910
Haemonetics Corp.	(1)		445	16,113
Hanger Orthopedic Group Inc.	(1	) (2)	681	5,516
Henry Schein Inc.	(1)		226	15,739
Hillenbrand Industries Inc.			2,027	112,580
Hologic Inc.	(1)		557	15,301
Immunicon Corp.	(1)		76	530
IntraLase Corp.	(1)		62	1,456
Intuitive Surgical Inc.	(1)		171	6,843
Invacare Corp.	(2)		1,247	57,686
Inverness Medical Innovations Inc.	(1	) (2)	212	5,321
Mentor Corp.			213	7,187
Ocular Sciences Inc.	(1)		215	10,537
Quidel Corp.	(1)		254	1,290
Sola International Inc.	(1)		1,586	43,678
Stereotaxis Inc.	(1)		85	836
Steris Corp.	(1)		459	10,887
Sybron Dental Specialties Inc.	(1)		552	19,530
TECHNE Corp.	(1)		320	12,448
Viasys Healthcare Inc.	(1)		1,515	28,785
Vital Sign Inc.			306	11,910
VNUS Medical Technologies Inc.	(1)		34	460
West Pharmaceutical Services Inc.			592	14,818
Zoll Medical Corp.	(1)		152	5,229

				648,623

HEALTH CARE-SERVICES—0.93%
Aetna Inc.			4,954	618,011
Alliance Imaging Inc.	(1)		464	5,220
AMERIGROUP Corp.	(1)		252	19,066
Beverly Enterprises Inc.	(1	) (2)	811	7,421
Community Health Systems Inc.	(1)		1,437	40,064
Genesis HealthCare Corp.	(1)		930	32,578
Gentiva Health Services Inc.	(1)		62	1,037
HCA Inc.	(2)		13,235	528,871
Health Management Associates Inc. Class A			1,169	26,560
Health Net Inc.	(1)		5,394	155,725
Humana Inc.	(1)		7,719	229,177
Kindred Healthcare Inc.	(1	) (2)	1,246	37,318
Laboratory Corp. of America Holdings	(1)		358	17,836
Manor Care Inc.			834	29,549
Matria Healthcare Inc.	(1	) (2)	64	2,500
Molina Healthcare Inc.	(1)		94	4,360
National Healthcare Corp.			124	4,377
OCA Inc.	(1	) (2)	1,634	10,376
Option Care Inc.			94	1,616
PacifiCare Health Systems Inc.	(1	) (2)	3,175	179,451
Pediatrix Medical Group Inc.	(1)		78	4,996
Province Healthcare Co.	(1)		2,155	48,164
Radiation Therapy Services Inc.	(1)		227	3,859
RehabCare Group Inc.	(1	) (2)	617	17,270
Specialty Laboratories Inc.	(1)		78	861
Sunrise Senior Living Inc.	(1)		678	31,432
Tenet Healthcare Corp.	(1)		22,208	243,844
Triad Hospitals Inc.	(1	) (2)	2,255	83,909
Universal Health Services Inc. Class B			1,099	48,905
Wellcare Health Plans Inc.	(1)		242	7,865
WellChoice Inc.	(1)		623	33,268
WellPoint Inc.	(1)		4,796	551,540

				3,027,026

HOLDING COMPANIES - DIVERSIFIED—0.07%
Leucadia National Corp.			2,464	171,199
Resource America Inc. Class A			446	14,495
Terremark Worldwide Inc.	(1)		3,166	2,026
Walter Industries Inc.	(2)		1,109	37,407

				225,127

HOME BUILDERS—0.47%
Beazer Homes USA Inc.			626	91,527
Brookfield Homes Corp.			207	7,017
Centex Corp.			3,048	181,600
Coachmen Industries Inc.	(2)		748	12,985
D.R. Horton Inc.			5,036	203,001
Dominion Homes Inc.	(1)		217	5,473
Hovnanian Enterprises Inc. Class A	(1)		382	18,917
KB Home			1,547	161,507
Lennar Corp. Class A			3,656	207,222
M.D.C. Holdings Inc.			443	38,293
M/I Homes Inc.			507	27,941
Meritage Homes Corp.	(1)		67	7,551
Orleans Homebuilders Inc.	(1	) (2)	149	2,958
Palm Harbor Homes Inc.	(1	) (2)	235	3,967
Pulte Homes Inc.			2,859	182,404
Ryland Group Inc.			1,952	112,318
Skyline Corp.	(2)		309	12,607
Standard-Pacific Corp.			1,546	99,160
Technical Olympic USA Inc.			384	9,746
Toll Brothers Inc.	(1)		1,305	89,536
WCI Communities Inc.	(1	) (2)	1,512	44,453

				1,520,183

HOME FURNISHINGS—0.19%
American Woodmark Corp.			400	17,472
Applica Inc.	(1)		916	5,542
Bassett Furniture Industries Inc.	(2)		533	10,460
Ethan Allen Interiors Inc.	(2)		893	35,738
Furniture Brands International Inc.	(2)		1,959	49,073
Hooker Furniture Corp.			221	5,017
Kimball International Inc. Class B			984	14,573
La-Z-Boy Inc.	(2)		2,582	39,685
Leggett & Platt Inc.			5,623	159,862
Maytag Corp.	(2)		1,566	33,043
Stanley Furniture Co. Inc.	(2)		107	4,810
Whirlpool Corp.			3,292	227,839

				603,114

HOUSEHOLD PRODUCTS & WARES—0.14%
American Greetings Corp. Class A			2,949	74,757
Blyth Inc.			1,051	31,068
Central Garden & Pet Co.	(1)		763	31,848
Clorox Co.			2,089	123,105
CSS Industries Inc.			417	13,244
Ennis Inc.			1,210	23,292
Fortune Brands Inc.			431	33,265
Harland (John H.) Co.			245	8,844
Jarden Corp.	(1)		66	2,867
Playtex Products Inc.	(1)		965	7,710
Russ Berrie & Co. Inc.	(2)		386	8,816
Scotts Co. (The) Class A	(1)		833	61,242
Standard Register Co. (The)	(2)		298	4,208
Tupperware Corp.			530	10,982
Water Pik Technologies Inc.	(1)		657	11,649
WD-40 Co.	(2)		476	13,523

				460,420

HOUSEWARES—0.10%
Libbey Inc.			729	16,191
National Presto Industries Inc.			225	10,237
Newell Rubbermaid Inc.			12,139	293,642

				320,070

INSURANCE—5.59%
Affirmative Insurance Holdings Inc.			375	6,315
AFLAC Inc.			2,356	93,863
Alfa Corp.	(2)		1,677	25,465
Alleghany Corp.	(1)		215	61,329
Allmerica Financial Corp.	(1)		2,544	83,520
Allstate Corp. (The)			33,049	1,709,294
Ambac Financial Group Inc.			3,869	317,761
American Equity Investment Life Holding Co.			1,023	11,018
American Financial Group Inc.			1,730	54,166
American International Group Inc.			35,979	2,362,741
American National Insurance Co.			384	39,997
American Physicians Capital Inc.	(1)		391	14,084
AmerUs Group Co.	(2)		1,797	81,404
AON Corp.			14,782	352,699
Argonaut Group Inc.	(1	) (2)	1,066	22,525
Baldwin & Lyons Inc. Class B	(2)		388	10,395
Berkley (W.R.) Corp.			3,045	143,633
Bristol West Holdings Inc.			305	6,100
Ceres Group Inc.	(1)		1,852	9,556
Chubb Corp.			8,915	685,563
CIGNA Corp.			6,305	514,299

Cincinnati Financial Corp.		6,966	308,315
Citizens Inc.	(1) (2)	1,716	10,933
CNA Financial Corp.	(1)	1,119	29,888
CNA Surety Corp.	(1) (2)	754	10,066
Commerce Group Inc.		1,136	69,341
Conseco Inc.	(1) (2)	7,304	145,715
Crawford & Co. Class B	(2)	596	4,470
Delphi Financial Group Inc. Class A		1,138	52,519
Donegal Group Inc. Class A	(2)	213	4,884
EMC Insurance Group Inc.		323	6,990
Enstar Group Inc.	(1)	144	9,000
Erie Indemnity Co. Class A		1,342	70,549
FBL Financial Group Inc. Class A		538	15,360
Fidelity National Financial Inc.		7,643	349,056
First American Corp.		3,738	131,353
FPIC Insurance Group Inc.	(1) (2)	481	17,018
Gallagher (Arthur J.) & Co.		232	7,540
Great American Financial Resources Inc.		315	5,472
Harleysville Group Inc.	(2)	655	15,635
Hartford Financial Services Group Inc.		13,728	951,488
HCC Insurance Holdings Inc.		2,365	78,329
Hilb, Rogal & Hobbs Co.	(2)	352	12,756
Horace Mann Educators Corp.	(2)	2,022	38,580
Independence Holding Co.	(2)	256	4,723
Infinity Property & Casualty Corp.		985	34,672
Jefferson-Pilot Corp.		6,565	341,117
Kansas City Life Insurance Co.		217	10,264
LandAmerica Financial Group Inc.		816	44,007
Lincoln National Corp.		8,182	381,936
Loews Corp.		6,977	490,483
Markel Corp.	(1) (2)	224	81,536
MBIA Inc.		6,778	428,912
Mercury General Corp.	(2)	1,232	73,821
MetLife Inc.		18,898	765,558
MGIC Investment Corp.		4,633	319,260
Midland Co. (The)	(2)	378	11,820
National Western Life Insurance Co. Class A	(1)	84	13,995
Nationwide Financial Services Inc.		2,705	103,412
Navigators Group Inc. (The)	(1) (2)	395	11,893
NYMAGIC Inc.		275	6,957
Odyssey Re Holdings Corp.	(2)	515	12,983
Ohio Casualty Corp.	(1)	2,910	67,541
Old Republic International Corp.		8,686	219,756
Penn-America Group Inc.		518	7,822
Philadelphia Consolidated Holding Corp.	(1)	752	49,737
Phoenix Companies Inc.	(2)	4,259	53,237
PMA Capital Corp. Class A	(1)	1,255	12,989
PMI Group Inc. (The)		4,567	190,672
Presidential Life Corp.	(2)	1,064	18,045
Principal Financial Group Inc.		14,995	613,895
ProAssurance Corp.	(1)	1,265	49,474
Progressive Corp. (The)		7,930	672,781
Protective Life Corp.		3,235	138,102
Prudential Financial Inc.		20,656	1,135,254
Radian Group Inc.		2,919	155,408
Reinsurance Group of America Inc.		1,326	64,245
RLI Corp.	(2)	924	38,411
SAFECO Corp.	(2)	6,025	314,746
Safety Insurance Group Inc.		462	14,391
Selective Insurance Group Inc.	(2)	1,156	51,141
St. Paul Travelers Companies Inc.		31,368	1,162,812
StanCorp Financial Group Inc.		1,378	113,685
State Auto Financial Corp.		222	5,739
Stewart Information Services Corp.		834	34,736

Torchmark Corp.		5,306	303,185
Tower Group Inc.		580	6,960
Transatlantic Holdings Inc.		1,081	66,838
Triad Guaranty Inc.	(1) (2)	442	26,732
21st Century Insurance Group		1,037	14,103
U.S.I. Holdings Corp.	(1)	394	4,559
UICI	(2)	1,794	60,817
United Fire & Casualty Co.		742	25,013
Unitrin Inc.		1,283	58,312
Universal American Financial Corp.	(1)	1,280	19,802
UNUMProvident Corp.		14,145	253,761
Vesta Insurance Group		896	3,297
Wesco Financial Corp.		60	23,580
Zenith National Insurance Corp.		61	3,040

			18,142,951

INTERNET—0.25%
Agile Software Corp.	(1)	1,274	10,409
Alloy Inc.	(1) (2)	1,666	13,445
Ariba Inc.	(1)	2,078	34,495
AsiaInfo Holdings Inc.	(1)	534	3,183
Avocent Corp.	(1)	232	9,401
Blue Nile Inc.	(1) (2)	153	4,226
CheckFree Corp.	(1) (2)	1,363	51,903
DoubleClick Inc.	(1)	1,146	8,916
E.piphany Inc.	(1)	3,897	18,823
EarthLink Inc.	(1)	352	4,055
Google Inc. Class A	(1)	76	14,676
HomeStore Inc.	(1) (2)	4,424	13,405
IAC/InterActiveCorp	(1) (2)	8,421	232,588
Interchange Corp.	(1)	30	544
Internet Capital Group Inc.	(1)	1,652	14,868
Internet Security Systems Inc.	(1)	1,301	30,248
Interwoven Inc.	(1) (2)	2,219	24,143
Keynote Systems Inc.	(1)	309	4,301
McAfee Inc.	(1)	1,228	35,526
Motive Inc.	(1)	101	1,149
Neoforma Inc.	(1) (2)	602	4,629
NetBank Inc.	(2)	2,181	22,704
NetRatings Inc.	(1)	309	5,924
PC-Tel Inc.	(1)	104	825
Phase Forward Inc.	(1)	149	1,217
PlanetOut Inc.	(1)	47	639
Priceline.com Inc.	(1) (2)	450	10,615
Redback Networks Inc.	(1) (2)	1,542	8,265
RightNow Technologies Inc.	(1)	31	501
SonicWALL Inc.	(1)	851	5,378
Stellent Inc.	(1)	548	4,833
TIBCO Software Inc.	(1)	2,188	29,188
TriZetto Group Inc. (The)	(1)	86	817
VeriSign Inc.	(1)	3,572	119,733
Verity Inc.	(1)	1,002	13,146
Vignette Corp.	(1)	7,370	10,244
WatchGuard Technologies Inc.	(1)	847	3,752
WebMD Corp.	(1) (2)	5,570	45,451
webMethods Inc.	(1)	162	1,168
WebSideStory Inc.	(1)	47	584

			819,917

INVESTMENT COMPANIES—0.10%
Allied Capital Corp.	(2)	6,068	156,797
American Capital Strategies Ltd.		2,525	84,209
Apollo Investment Corp.	(2)	2,995	45,224
Ares Capital Corp.		283	5,499

Gladstone Capital Corp.	(2)	361	8,556
MCG Capital Corp.	(2)	1,500	25,695
NGP Capital Resources Co.	(1) (2)	409	6,286

			332,266

IRON & STEEL—0.23%
AK Steel Holding Corp.	(1)	2,443	35,350
Carpenter Technology Corp.		1,093	63,897
Cleveland-Cliffs Inc.	(2)	221	22,953
Gibraltar Industries Inc.		804	18,990
International Steel Group Inc.	(1) (2)	661	26,810
Nucor Corp.		3,807	199,258
Oregon Steel Mills Inc.	(1)	1,624	32,951
Reliance Steel & Aluminum Co.		361	14,065
Ryerson Tull Inc.	(2)	392	6,174
Schnitzer Steel Industries Inc. Class A	(2)	848	28,773
Steel Dynamics Inc.		204	7,728
Steel Technologies Inc.		577	15,873
United States Steel Corp.	(2)	5,311	272,189
Wheeling-Pittsburgh Corp.	(1)	169	6,513

			751,524

LEISURE TIME—0.12%
Arctic Cat Inc.		540	14,321
Brunswick Corp.		1,899	94,000
Callaway Golf Co.	(2)	3,425	46,238
K2 Inc.	(1) (2)	1,570	24,932
Life Time Fitness Inc.	(1)	242	6,263
Nautilus Group Inc. (The)	(2)	1,353	32,702
Navigant International Inc.	(1) (2)	677	8,239
Pegasus Solutions Inc.	(1) (2)	881	11,101
Sabre Holdings Corp.		6,570	145,591

			383,387

LODGING—0.40%
Ameristar Casinos Inc.		160	6,898
Aztar Corp.	(1)	1,635	57,094
Caesars Entertainment Inc.	(1)	14,411	290,238
Harrah’s Entertainment Inc.		2,451	163,947
Hilton Hotels Corp.		2,679	60,920
La Quinta Corp.	(1)	8,915	81,037
Lakes Gaming Inc.	(1)	699	11,387
Marcus Corp.		980	24,637
Marriott International Inc. Class A		1,084	68,270
MGM Mirage	(1)	2,238	162,792
MTR Gaming Group Inc.	(1)	532	5,618
Starwood Hotels & Resorts Worldwide Inc.		6,225	363,540

			1,296,378

MACHINERY—0.61%
AGCO Corp.	(1)	4,151	90,865
Albany International Corp. Class A		1,209	42,508
Applied Industrial Technologies Inc.		1,238	33,908
Astec Industries Inc.	(1)	479	8,244
Briggs & Stratton Corp.		502	20,873
Bucyrus International Inc. Class A		227	9,225
Cascade Corp.		450	17,978
Caterpillar Inc.		3,786	369,173
Cummins Inc.	(2)	1,915	160,458
Deere & Co.		6,757	502,721
Flowserve Corp.	(1) (2)	2,572	70,833
Gardner Denver Inc.	(1)	915	33,205
Global Power Equipment Group Inc.	(1) (2)	1,122	11,040
Gorman-Rupp Co. (The)	(2)	495	11,385

IDEX Corp.		1,143	46,292
JLG Industries Inc.	(2)	1,418	27,835
Joy Global Inc.		1,218	52,898
Kadant Inc.	(1)	522	10,701
Lindsay Manufacturing Co.	(2)	126	3,261
NACCO Industries Inc.		240	25,296
Robbins & Myers Inc.	(2)	541	12,892
Rockwell Automation Inc.		3,092	153,209
Sauer-Danfoss Inc.	(2)	539	11,756
Stewart & Stevenson Services Inc.	(2)	1,200	24,276
Tecumseh Products Co. Class A		759	36,280
Tennant Co.		316	12,529
Terex Corp.	(1)	1,744	83,102
Thomas Industries Inc.		774	30,898
Unova Inc.	(1) (2)	1,937	48,987

			1,962,628

MANUFACTURING—6.33%
Ameron International Corp.		387	14,667
Applied Films Corp.	(1)	302	6,511
AptarGroup Inc.		1,749	92,312
Barnes Group Inc.	(2)	815	21,606
Blount International Inc.	(1)	229	3,989
Brink’s Co. (The)		138	5,454
Carlisle Companies Inc.		1,514	98,289
Ceradyne Inc.	(1) (2)	240	13,730
Crane Co.		2,367	68,264
Dover Corp.		1,896	79,518
Eastman Kodak Co.	(2)	13,454	433,892
Eaton Corp.		7,092	513,177
EnPro Industries Inc.	(1)	986	29,156
ESCO Technologies Inc.	(1)	234	17,936
Federal Signal Corp.	(2)	2,317	40,918
General Electric Co.		439,991	16,059,672
Griffon Corp.	(1) (2)	930	25,110
Harsco Corp.		1,294	72,128
Honeywell International Inc.		40,409	1,430,883
Illinois Tool Works Inc.		673	62,374
ITT Industries Inc.		2,792	235,784
Jacuzzi Brands Inc.	(1)	2,904	25,265
Lancaster Colony Corp.		1,067	45,742
Myers Industries Inc.		992	12,698
Pall Corp.		5,492	158,993
Pentair Inc.		4,784	208,391
Quixote Corp.		82	1,667
Roper Industries Inc.		230	13,977
Smith (A.O.) Corp.		906	27,126
SPX Corp.		3,404	136,364
Standex International Corp.		521	14,843
Sturm Ruger & Co. Inc.		109	984
Teleflex Inc.		1,733	90,012
Textron Inc.		5,561	410,402
Tredegar Corp.	(2)	1,214	24,535
Trinity Industries Inc.	(2)	1,768	60,253

			20,556,622

MEDIA—4.68%
Belo (A.H.) Corp.		1,895	49,725
Cablevision Systems Corp.	(1)	1,102	27,440
Charter Communications Inc. Class A	(1) (2)	12,571	28,159
Citadel Broadcasting Corp.	(1)	1,139	18,429
Clear Channel Communications Inc.		13,189	441,700
Comcast Corp. Class A	(1)	100,997	3,361,180
Courier Corp.		158	8,203

Cox Radio Inc. Class A	(1)	1,211	19,957
Crown Media Holdings Inc.	(1) (2)	309	2,657
Cumulus Media Inc. Class A	(1)	994	14,990
Dex Media Inc.		918	22,913
DIRECTV Group Inc. (The)	(1)	3,424	57,318
Emmis Communications Corp.	(1)	1,078	20,687
Entercom Communications Corp.	(1)	898	32,229
Entravision Communications Corp.	(1)	1,145	9,561
Fisher Communications Inc.	(1) (2)	65	3,177
4Kids Entertainment Inc.	(1) (2)	669	14,062
Fox Entertainment Group Inc. Class A	(1)	6,778	211,880
Gannett Co. Inc.	(2)	12,000	980,400
Gemstar-TV Guide International Inc.	(1)	7,286	43,133
Gray Television Inc.		2,340	36,270
Hearst-Argyle Television Inc.		1,427	37,644
Hollinger International Inc.		747	11,713
Insight Communications Co. Inc.	(1)	1,004	9,307
Journal Communications Inc. Class A		659	11,908
Journal Register Co.	(1)	794	15,348
Knight Ridder Inc.		3,057	204,636
Lee Enterprises Inc.	(2)	2,028	93,450
Liberty Corp.		682	29,981
Liberty Media Corp. Class A		66,046	725,185
Liberty Media International Inc. Class A	(1)	2,692	124,451
Lin TV Corp. Class A	(1) (2)	1,218	23,264
LodgeNet Entertainment Corp.	(1)	67	1,185
Martha Stewart Living Omnimedia Inc. Class A	(1) (2)	396	11,492
McClatchy Co. (The) Class A		899	64,557
Media General Inc. Class A		598	38,756
Mediacom Communications Corp.	(1) (2)	1,529	9,556
New York Times Co. Class A		655	26,724
Paxson Communications Corp.	(1)	1,590	2,194
Primedia Inc.	(1) (2)	7,061	26,832
Pulitzer Inc.	(2)	390	25,292
Radio One Inc. Class D	(1)	1,809	29,161
Readers Digest Association Inc. (The)		1,555	21,630
Regent Communications Inc.	(1)	836	4,431
Scholastic Corp.	(1) (2)	1,441	53,259
Sinclair Broadcast Group Inc. Class A		1,053	9,698
Sirius Satellite Radio Inc.	(1) (2)	58,017	443,830
Time Warner Inc.	(1)	167,971	3,265,356
Tribune Co.		11,721	493,923
UnitedGlobalCom Inc. Class A	(1)	3,646	35,220
Univision Communications Inc. Class A	(1)	4,379	128,173
Value Line Inc.		129	5,062
Viacom Inc. Class B		52,763	1,920,046
Walt Disney Co. (The)		67,864	1,886,619
Young Broadcasting Inc. Class A	(1)	212	2,239

			15,196,192

METAL FABRICATE & HARDWARE—0.14%
CIRCOR International Inc.	(2)	627	14,521
Commercial Metals Co.		1,372	69,368
Kaydon Corp.	(2)	815	26,911
Lawson Products Inc.		225	11,347
Metals USA Inc.	(1)	771	14,302
Mueller Industries Inc.	(2)	1,219	39,252
NN Inc.		1,024	13,527
NS Group Inc.	(1)	851	23,658
Penn Engineering & Manufacturing Corp.		540	9,774
Precision Castparts Corp.		1,383	90,835
Quanex Corp.		778	53,347
Timken Co. (The)		1,706	44,390
Valmont Industries Inc.	(2)	758	19,033
Worthington Industries Inc.		546	10,691

			440,956

MINING—0.46%
Alcoa Inc.		14,408	452,699
AMCOL International Corp.	(2)	992	19,929
Brush Engineered Materials Inc.	(1) (2)	771	14,264
Compass Minerals International Inc.		626	15,168
Hecla Mining Co.	(1) (2)	2,726	15,893
Newmont Mining Corp.		6,797	301,855
Owens & Minor Inc.		992	27,945
Owens-Illinois Inc.	(1)	5,117	115,900
Phelps Dodge Corp.		4,389	434,160
RTI International Metals Inc.	(1)	1,063	21,834
Southern Peru Copper Corp.	(2)	364	17,184
Stillwater Mining Co.	(1)	1,356	15,269
Titanium Metals Corp.	(1) (2)	311	7,508
USEC Inc.		4,101	39,739

			1,499,347

OFFICE & BUSINESS EQUIPMENT—0.27%
CompX International Inc.		153	2,529
IKON Office Solutions Inc.	(2)	5,721	66,135
Pitney Bowes Inc.		4,925	227,929
Xerox Corp.	(1)	34,168	581,198

			877,791

OFFICE FURNISHINGS—0.02%
Interface Inc. Class A	(1)	2,205	21,984
Steelcase Inc. Class A	(2)	2,333	32,289

			54,273

OIL & GAS—10.36%
Amerada Hess Corp.		3,630	299,039
Anadarko Petroleum Corp.		11,838	767,221
Apache Corp.		15,285	772,962
Berry Petroleum Co. Class A		615	29,336
Burlington Resources Inc.		16,444	715,314
Cabot Oil & Gas Corp.		908	40,179
Callon Petroleum Co.	(1)	470	6,796
Chesapeake Energy Corp.		12,798	211,167
ChevronTexaco Corp.		100,852	5,295,739
Cimarex Energy Co.	(1)	1,967	74,549
Clayton Williams Energy Inc.	(1)	80	1,832
Comstock Resources Inc.	(1)	182	4,013
ConocoPhillips		32,345	2,808,516
Devon Energy Corp.		22,539	877,218
Diamond Offshore Drilling Inc.	(2)	1,346	53,907
Encore Acquisition Co.	(1)	1,065	37,179
Energy Partners Ltd.	(1)	1,133	22,966
ENSCO International Inc.		3,198	101,505
EOG Resources Inc.		5,471	390,411
Exxon Mobil Corp.		308,419	15,809,558
Forest Oil Corp.	(1) (2)	2,408	76,382
Giant Industries Inc.	(1)	567	15,031
Harvest Natural Resources Inc.	(1)	1,830	31,604
Helmerich & Payne Inc.		1,094	37,240
Holly Corp.		840	23,411
Houston Exploration Co.	(1)	598	33,673
Kerr-McGee Corp.		6,206	358,645
Magnum Hunter Resources Inc.	(1)	1,288	16,615
Marathon Oil Corp.		16,227	610,297
McMoRan Exploration Co.	(1) (2)	398	7,443
Meridian Resource Corp. (The)	(1)	2,518	15,234

Murphy Oil Corp.		3,834	308,445
Newfield Exploration Co.	(1)	1,524	89,992
Noble Energy Inc.		2,772	170,922
Occidental Petroleum Corp.		18,374	1,072,307
Parker Drilling Co.	(1)	4,116	16,176
Patterson-UTI Energy Inc.		557	10,834
PetroCorp Inc. Escrow	(3)	190	0
Pioneer Natural Resources Co.		5,715	200,597
Plains Exploration & Production Co.	(1)	2,979	77,454
Pogo Producing Co.		2,428	117,734
Premcor Inc.		1,856	78,268
Pride International Inc.	(1) (2)	2,824	58,005
Range Resources Corp.		1,647	33,698
Remington Oil & Gas Corp.	(1)	137	3,733
Rowan Companies Inc.	(1)	2,477	64,154
Southwestern Energy Co.	(1)	1,328	67,316
Spinnaker Exploration Co.	(1) (2)	698	24,479
St. Mary Land & Exploration Co.		1,362	56,850
Stone Energy Corp.	(1)	812	36,613
Sunoco Inc.		3,599	294,074
Swift Energy Co.	(1)	1,304	37,738
Tesoro Corp.	(1) (2)	3,118	99,339
TODCO Class A	(1)	552	10,168
Unocal Corp.		12,442	537,992
Valero Energy Corp.		12,093	549,022
Vintage Petroleum Inc.		2,409	54,660
Whiting Petroleum Corp.	(1) (2)	459	13,885

			33,629,437

OIL & GAS SERVICES—0.23%
Cooper Cameron Corp.	(1)	2,032	109,342
Dril-Quip Inc.	(1)	298	7,229
Global Industries Ltd.	(1)	4,116	34,122
Gulf Island Fabrication Inc.		29	633
Hanover Compressor Co.	(1) (2)	3,668	51,829
Hornbeck Offshore Services Inc.	(1)	167	3,223
Hydril Co. LP	(1)	242	11,013
Key Energy Services Inc.	(1)	6,273	74,021
Lone Star Technologies Inc.	(1)	286	9,570
Lufkin Industries Inc.	(2)	298	11,893
Matrix Service Co.	(1) (2)	200	1,612
National-Oilwell Inc.	(1) (2)	1,544	54,488
Newpark Resources Inc.	(1)	1,587	8,173
Oceaneering International Inc.	(1)	1,190	44,411
Oil States International Inc.	(1)	950	18,326
RPC Inc.	(2)	393	9,872
Seacor Holdings Inc.	(1) (2)	847	45,230
Superior Energy Services Inc.	(1)	1,264	19,478
Tidewater Inc.		1,520	54,127
Universal Compression Holdings Inc.	(1)	828	28,905
Varco International Inc.	(1)	4,003	116,687
Veritas DGC Inc.	(1)	1,117	25,032
W-H Energy Services Inc.	(1)	688	15,384

			754,600

PACKAGING & CONTAINERS—0.28%
Anchor Glass Container Corp.		430	2,890
Ball Corp.		2,581	113,512
Bemis Co. Inc.		5,110	148,650
Chesapeake Corp.	(2)	915	24,851
Crown Holdings Inc.	(1)	3,609	49,588
Greif Inc. Class A		675	37,800
Packaging Corporation of America		2,978	70,132
Pactiv Corp.	(1)	2,391	60,468

Sealed Air Corp.	(1)	703	37,449
Silgan Holdings Inc.		238	14,508
Smurfit-Stone Container Corp.	(2)	11,830	220,984
Sonoco Products Co.		4,560	135,204

			916,036

PHARMACEUTICALS—1.99%
Abgenix Inc.	(1)	2,181	22,552
Accelrys Inc.	(1)	1,134	8,845
Alpharma Inc. Class A		1,899	32,188
AmerisourceBergen Corp.		3,757	220,461
AtheroGenics Inc.	(1) (2)	833	19,625
Bristol-Myers Squibb Co.	(2)	64,567	1,654,207
Caraco Pharmaceutical Laboratories Ltd.	(1)	75	716
Caremark Rx Inc.	(1)	9,375	369,656
Cubist Pharmaceuticals Inc.	(1)	547	6,471
Eyetech Pharmaceuticals Inc.	(1)	105	4,778
First Horizon Pharmaceutical Corp.	(1)	53	1,213
Guilford Pharmaceuticals Inc.	(1) (2)	1,137	5,628
Hospira Inc.	(1)	7,445	249,408
Idenix Pharmaceuticals Inc.	(1)	74	1,269
Indevus Pharmaceuticals Inc.	(1) (2)	343	2,044
King Pharmaceuticals Inc.	(1)	11,556	143,294
MannKind Corp.	(1) (2)	163	2,567
Medarex Inc.	(1) (2)	2,013	21,700
Medco Health Solutions Inc.	(1)	7,303	303,805
Merck & Co. Inc.		57,908	1,861,163
Nature’s Sunshine Products Inc.		465	9,467
NitroMed Inc.	(1) (2)	173	4,610
Omega Protein Corp.	(1)	150	1,290
Omnicare Inc.		916	31,712
Perrigo Co.		2,122	36,647
Renovis Inc.	(1)	12	173
Valeant Pharmaceuticals International		1,003	26,429
Vicuron Pharmaceuticals Inc.	(1)	1,259	21,919
Watson Pharmaceuticals Inc.	(1)	3,760	123,366
Wyeth		29,458	1,254,616

			6,441,819

PIPELINES—0.50%
Dynegy Inc. Class A	(1) (2)	13,697	63,280
El Paso Corp.		30,060	312,624
Equitable Resources Inc.		2,951	179,008
Kinder Morgan Inc.		3,727	272,556
National Fuel Gas Co.	(2)	3,437	97,405
Questar Corp.		4,002	203,942
TransMontaigne Inc.	(1)	842	5,161
Western Gas Resources Inc.		2,540	74,295
Williams Companies Inc.		26,255	427,694

			1,635,965

REAL ESTATE—0.08%
Avatar Holdings Inc.	(1) (2)	236	11,352
Bluegreen Corp.	(1) (2)	475	9,419
CB Richard Ellis Group Inc. Class A	(1)	492	16,507
Forest City Enterprises Inc. Class A	(2)	1,421	81,779
Jones Lang LaSalle Inc.	(1)	1,179	44,106
LNR Property Corp.	(2)	767	48,252
Tarragon Corp.	(1) (2)	381	6,801
Trammell Crow Co.	(1)	1,447	26,205
ZipRealty Inc.	(1)	198	3,538

			247,959

REAL ESTATE INVESTMENT TRUSTS—3.68%
Aames Investment Corp.	(2)	1,613	17,259
Acadia Realty Trust	(2)	1,145	18,664
Affordable Residential Communities Inc.		993	14,250
Alexandria Real Estate Equities Inc.	(2)	767	57,080
AMB Property Corp.		3,860	155,905
American Campus Communities Inc.		548	12,325
American Financial Realty Trust	(2)	5,261	85,123
American Home Mortgage Investment Corp.	(2)	925	31,681
AMLI Residential Properties Trust	(2)	1,132	36,224
Annaly Mortgage Management Inc.	(2)	5,500	107,910
Anthracite Capital Inc.	(2)	2,293	28,341
Anworth Mortgage Asset Corp.		2,001	21,431
Apartment Investment & Management Co. Class A		4,489	173,006
Arbor Realty Trust Inc.		317	7,779
Archstone-Smith Trust		9,188	351,900
Arden Realty Group Inc.		3,118	117,611
Ashford Hospitality Trust Inc.		919	9,990
AvalonBay Communities Inc.		3,354	252,556
Bedford Property Investors Inc.		694	19,717
Bimini Mortgage Management Inc. Class A		695	11,162
BioMed Realty Trust Inc.		1,226	27,229
Boston Properties Inc.	(2)	3,866	250,014
Brandywine Realty Trust		2,300	67,597
BRE Properties Inc. Class A		2,403	96,865
Camden Property Trust	(2)	1,931	98,481
Capital Automotive	(2)	1,767	62,773
Capital Lease Funding Inc.		1,151	14,388
Capstead Mortgage Corp.	(2)	904	9,528
CarrAmerica Realty Corp.		2,570	84,810
CBL & Associates Properties Inc.		586	44,741
Cedar Shopping Centers Inc.		761	10,882
CenterPoint Properties Trust		2,235	107,034
Colonial Properties Trust	(2)	834	32,751
Commercial Net Lease Realty Inc.	(2)	2,376	48,946
Cornerstone Realty Income Trust Inc.		2,641	26,357
Corporate Office Properties Trust		1,641	48,163
Correctional Properties Trust	(2)	467	13,487
Cousins Properties Inc.		1,063	32,177
Crescent Real Estate Equities Co.	(2)	3,739	68,274
CRT Properties Inc.		1,405	33,523
Developers Diversified Realty Corp.		4,764	211,379
Digital Realty Trust Inc.		881	11,867
Duke Realty Corp.		6,653	227,133
EastGroup Properties Inc.		979	37,515
Entertainment Properties Trust		1,203	53,594
Equity Inns Inc.		2,056	24,137
Equity Lifestyle Properties Inc.		401	14,336
Equity Office Properties Trust		18,957	552,028
Equity One Inc.		698	16,564
Equity Residential		13,156	475,984
Essex Property Trust Inc.		855	71,649
Extra Space Storage Inc.		917	12,224
Federal Realty Investment Trust		2,405	124,218
FelCor Lodging Trust Inc.	(1)	2,505	36,698
First Industrial Realty Trust Inc.	(2)	1,980	80,645
Gables Residential Trust		1,446	51,752
General Growth Properties Inc.		9,078	328,260
Getty Realty Corp.	(2)	721	20,714
Glenborough Realty Trust Inc.		1,307	27,813
Glimcher Realty Trust	(2)	1,048	29,040
Global Signal Inc.		432	11,897
GMH Communities Trust		1,260	17,766
Government Properties Trust Inc.		1,192	11,753
Gramercy Capital Corp.		383	7,890

Health Care Property Investors Inc.	(2)	6,304	174,558
Health Care REIT Inc.		2,371	90,454
Healthcare Realty Trust Inc.		2,276	92,633
Heritage Property Investment Trust Inc.		1,352	43,386
Highland Hospitality Corp.		1,676	18,838
Highwoods Properties Inc.	(2)	2,482	68,751
Home Properties Inc.		1,583	68,069
HomeBanc Corp.		1,569	15,188
Hospitality Properties Trust		3,122	143,612
Host Marriott Corp.		16,273	281,523
HRPT Properties Trust		8,301	106,502
Impac Mortgage Holdings Inc.		3,330	75,491
Innkeepers USA Trust		1,357	19,269
Investors Real Estate Trust	(2)	1,931	20,256
iStar Financial Inc.		5,153	233,225
Kilroy Realty Corp.	(2)	1,348	57,627
Kimco Realty Corp.	(2)	4,639	269,016
Kite Realty Group Trust		778	11,888
Kramont Realty Trust		1,050	24,570
LaSalle Hotel Properties		1,225	38,992
Lexington Corporate Properties Trust		2,274	51,347
Liberty Property Trust	(2)	4,043	174,658
LTC Properties Inc.	(2)	618	12,304
Luminent Mortgage Capital Inc.		1,498	17,826
Macerich Co. (The)		2,740	172,072
Mack-Cali Realty Corp.		2,789	128,378
Maguire Properties Inc.		1,499	41,163
Meristar Hospitality Corp.	(1)	4,288	35,805
MFA Mortgage Investments Inc.		3,880	34,222
Mid-America Apartment Communities Inc.		825	34,007
Mills Corp.		1,474	93,982
Mission West Properties Inc.	(2)	760	8,086
MortgageIT Holdings Inc.		85	1,526
National Health Investors Inc.		1,134	33,090
Nationwide Health Properties Inc.		3,281	77,924
New Century Financial Corp.	(2)	361	23,072
New Plan Excel Realty Trust Inc.	(2)	4,800	129,984
Newcastle Investment Corp.		1,575	50,054
Novastar Financial Inc.	(2)	1,059	52,421
Omega Healthcare Investors Inc.		1,981	23,376
Pan Pacific Retail Properties Inc.		1,885	118,190
Parkway Properties Inc.		519	26,339
Pennsylvania Real Estate Investment Trust	(2)	1,508	64,542
Plum Creek Timber Co. Inc.		8,687	333,928
Post Properties Inc.	(2)	1,951	68,090
Prentiss Properties Trust	(2)	2,108	80,526
ProLogis		8,509	368,695
PS Business Parks Inc.	(2)	746	33,645
Public Storage Inc.		3,799	211,794
RAIT Investment Trust		1,227	34,319
Ramco-Gershenson Properties Trust		671	21,640
Rayonier Inc.		2,371	115,966
Realty Income Corp.	(2)	1,925	97,367
Reckson Associates Realty Corp.	(2)	3,592	117,854
Redwood Trust Inc.	(2)	839	52,094
Regency Centers Corp.		1,212	67,145
Saul Centers Inc.		524	20,043
Saxon Capital Inc.		2,197	52,706
Senior Housing Properties Trust		2,539	48,089
Shurgard Storage Centers Inc. Class A	(2)	2,127	93,609
Simon Property Group Inc.		7,866	508,694
SL Green Realty Corp.	(2)	1,920	116,256
Sovran Self Storage Inc.		750	31,605
Strategic Hotel Capital Inc.		918	15,147

Summit Properties Inc.	(2)	1,329	43,272
Sun Communities Inc.		764	30,751
Sunstone Hotel Investors Inc.		971	20,177
Tanger Factory Outlet Centers Inc.		910	24,079
Taubman Centers Inc.	(2)	1,249	37,408
Thornburg Mortgage Inc.	(2)	4,069	117,838
Trizec Properties Inc.		4,107	77,704
U.S. Restaurant Properties Inc.	(2)	978	17,663
United Dominion Realty Trust Inc.	(2)	6,117	151,702
Universal Health Realty Income Trust		461	14,812
Urstadt Biddle Properties Inc. Class A		905	15,430
U-Store-It Trust	(1)	1,140	19,779
Ventas Inc.		1,823	49,968
Vornado Realty Trust		4,502	342,737
Washington Real Estate Investment Trust	(2)	1,261	42,710
Weingarten Realty Investors		374	14,997
Winston Hotels Inc.		845	9,979

			11,943,224

RETAIL—3.11%
American Eagle Outfitters Inc.		230	10,833
AnnTaylor Stores Corp.	(1)	1,065	22,929
Asbury Automotive Group Inc.	(1)	625	8,613
AutoNation Inc.	(1)	8,417	161,691
Barnes & Noble Inc.	(1)	2,252	72,672
Big Lots Inc.	(1)	3,474	42,140
BJ’s Wholesale Club Inc.	(1) (2)	3,403	99,129
Blair Corp.	(2)	380	13,551
Blockbuster Inc.		6,075	57,956
Bob Evans Farms Inc.	(2)	1,567	40,961
Bombay Co. Inc. (The)	(1)	751	4,153
Bon-Ton Stores Inc. (The)		73	1,150
Borders Group Inc.		3,723	94,564
Brinker International Inc.	(1)	355	12,450
Brown Shoe Co. Inc.		923	27,533
Buckle Inc. (The)		306	9,027
Build-A-Bear Workshop Inc.	(1)	183	6,432
Burlington Coat Factory Warehouse Corp.	(2)	902	20,475
Cabela’s Inc. Class A	(1) (2)	253	5,753
California Pizza Kitchen Inc.	(1) (2)	157	3,611
Casey’s General Store Inc.	(2)	1,288	23,377
Cash America International Inc.		527	15,668
Cato Corp. Class A		914	26,341
CBRL Group Inc.		1,996	83,533
Charming Shoppes Inc.	(1)	5,804	54,383
Circuit City Stores Inc.		7,862	122,962
Claire’s Stores Inc.		391	8,309
Conn’s Inc.	(1)	31	521
Costco Wholesale Corp.		20,275	981,513
CSK Auto Corp.	(1)	141	2,360
CVS Corp.		16,543	745,593
Darden Restaurants Inc.		4,328	120,059
Dave & Buster’s Inc.	(1) (2)	524	10,585
Deb Shops Inc.		146	3,656
Design Within Reach Inc.	(1)	168	2,444
Dillard’s Inc. Class A	(2)	2,721	73,113
Domino’s Pizza Inc.		398	7,084
Dress Barn Inc.	(1)	317	5,579
Electronics Boutique Holdings Corp.	(1)	106	4,552
Federated Department Stores Inc.		8,119	469,197
Finish Line Inc. (The)		204	3,733
Foot Locker Inc.		4,322	116,391
GameStop Corp. Class B	(1)	1,290	28,909
Genesco Inc.	(1) (2)	514	16,006

Goody’s Family Clothing Inc.		757	6,919
Group 1 Automotive Inc.	(1)	962	30,303
Hancock Fabrics Inc.		943	9,779
Haverty Furniture Companies Inc.		1,050	19,425
Hollywood Entertainment Corp.	(1)	1,441	18,863
Home Depot Inc.		8,776	375,086
IHOP Corp.	(2)	969	40,591
Insight Enterprises Inc.	(1)	1,423	29,200
Jack in the Box Inc.	(1)	1,737	64,043
Jo-Ann Stores Inc.	(1)	908	25,006
Kirkland’s Inc.	(1)	167	2,052
Kmart Holding Corp.	(1)	2,256	223,231
Landry’s Restaurants Inc.	(2)	1,073	31,181
Limited Brands Inc.		16,271	374,558
Linens ’n Things Inc.	(1)	1,681	41,689
Lithia Motors Inc. Class A	(2)	797	21,376
Lone Star Steakhouse & Saloon Inc.		742	20,776
Longs Drug Stores Corp.	(2)	1,529	42,155
MarineMax Inc.	(1) (2)	612	18,213
May Department Stores Co. (The)		13,610	400,134
McDonald’s Corp.		59,244	1,899,363
Men’s Wearhouse Inc. (The)	(1) (2)	1,417	45,287
Movado Group Inc.		702	13,092
Movie Gallery Inc.	(2)	914	17,430
Neiman-Marcus Group Inc. Class A		1,989	142,293
New York & Co. Inc.	(1)	205	3,387
Nordstrom Inc.		1,697	79,301
Nu Skin Enterprises Inc. Class A	(2)	467	11,852
O’Charley’s Inc.	(1) (2)	1,039	20,312
Office Depot Inc.	(1)	14,927	259,133
OfficeMax Inc.		4,203	131,890
Outback Steakhouse Inc.	(2)	349	15,977
Pantry Inc. (The)	(1)	142	4,273
Papa John’s International Inc.	(1) (2)	286	9,850
Payless ShoeSource Inc.	(1) (2)	3,404	41,869
PC Connection Inc.	(1)	306	2,913
Penney (J.C.) Co. Inc. (Holding Co.)		11,439	473,575
Pep Boys-Manny, Moe & Jack Inc.		178	3,038
Pier 1 Imports Inc.		2,300	45,310
Regis Corp.		1,151	53,119
Retail Ventures Inc.	(1)	706	5,013
Rite Aid Corp.	(1)	2,258	8,264
Rush Enterprises Inc. Class B	(1)	83	1,437
Ryan’s Restaurant Group Inc.	(1)	2,052	31,642
Saks Inc.	(2)	6,095	88,438
School Specialty Inc.	(1) (2)	820	31,619
Sears, Roebuck and Co.		9,993	509,943
Shoe Carnival Inc.	(1) (2)	223	2,899
ShopKo Stores Inc.	(1)	1,440	26,899
Smart & Final Inc.	(1)	534	7,684
Sonic Automotive Inc.	(2)	1,447	35,886
Sports Authority Inc. (The)	(1)	677	17,433
Stage Stores Inc.	(1) (2)	965	40,067
Steak n Shake Co. (The)	(1)	84	1,687
Systemax Inc.	(1) (2)	543	3,986
TBC Corp.	(1)	835	23,213
Texas Roadhouse Inc. Class A	(1)	201	5,940
Too Inc.	(1)	1,641	40,139
Toys R Us Inc.	(1)	10,008	204,864
Trans World Entertainment Corp.	(1)	1,318	16,435
Triarc Companies Inc. Class B	(2)	588	7,209
United Auto Group Inc.	(2)	830	24,560
Wendy’s International Inc.		4,657	182,834
West Marine Inc.	(1)	132	3,267
Zale Corp.	(1)	2,230	66,610

			10,097,303

SAVINGS & LOANS—1.38%
Anchor BanCorp Wisconsin Inc.		997	29,063
Astoria Financial Corp.		3,655	146,090
Atlantic Coast Federal Corp.	(1)	217	2,988
Bank Mutual Corp.		3,800	46,250
BankAtlantic Bancorp Inc. Class A		1,844	36,696
BankUnited Financial Corp. Class A	(1) (2)	1,281	40,928
Berkshire Hills Bancorp Inc.	(2)	301	11,182
Beverly Hills Bancorp Inc.		602	6,080
Brookline Bancorp Inc.	(2)	2,821	46,039
Capitol Federal Financial		972	34,992
Citizens First Bancorp Inc.	(2)	449	10,857
Clifton Savings Bancorp Inc.		458	5,565
Commercial Capital Bancorp Inc.		681	15,786
Commercial Federal Corp.	(2)	1,863	55,350
Dime Community Bancshares		1,295	23,193
Downey Financial Corp.		942	53,694
Fidelity Bankshares Inc.		462	19,755
First Financial Holdings Inc.		32	1,048
First Niagara Financial Group Inc.	(2)	4,142	57,781
First Place Financial Corp.	(2)	684	15,315
FirstFed Financial Corp.	(1)	842	43,675
Flagstar Bancorp Inc.	(2)	382	8,633
Flushing Financial Corp.		775	15,547
Franklin Bank Corp. (Texas)	(1)	492	8,979
Golden West Financial Corp.		8,011	492,036
Harbor Florida Bancshares Inc.	(2)	837	28,969
Horizon Financial Corp.		499	10,269
Hudson River Bancorp Inc.		1,514	29,962
Independence Community Bank Corp.		3,942	167,850
ITLA Capital Corp.	(1)	223	13,110
MAF Bancorp Inc.	(2)	1,296	58,087
NASB Financial Inc.		14	559
New York Community Bancorp Inc.	(2)	12,614	259,470
Northwest Bancorp Inc.		889	22,305
OceanFirst Financial Corp.	(2)	437	10,772
Partners Trust Financial Group Inc.		1,478	17,219
PennFed Financial Services Inc.		316	5,081
People’s Bank		1,843	71,674
PFF Bancorp Inc.		386	17,883
Provident Bancorp Inc.		385	5,078
Provident Financial Holdings Inc.		137	3,952
Provident Financial Services Inc.		3,607	69,868
Sovereign Bancorp Inc.		16,072	362,424
Sterling Financial Corp. (Washington)	(1) (2)	1,110	43,579
TierOne Corp.		774	19,234
United Community Financial Corp.	(2)	1,037	11,614
Washington Federal Inc.		3,754	99,631
Washington Mutual Inc.		40,965	1,732,000
Waypoint Financial Corp.		1,472	41,731
Webster Financial Corp.		2,463	124,726
Westfield Financial Inc.	(2)	223	5,758
WSFS Financial Corp.		304	18,337

			4,478,664

SEMICONDUCTORS—0.29%
Actel Corp.	(1)	87	1,526
Advanced Micro Devices Inc.	(1) (2)	7,819	172,174
Alliance Semiconductor Corp.	(1)	1,218	4,507
Applied Micro Circuits Corp.	(1)	7,116	29,958
Axcelis Technologies Inc.	(1)	997	8,106

Cohu Inc.		895	16,611
Conexant Systems Inc.	(1)	8,481	16,877
Credence Systems Corp.	(1) (2)	293	2,681
DuPont Photomasks Inc.	(1)	278	7,342
Emulex Corp.	(1)	2,720	45,805
Entegris Inc.	(1)	458	4,557
ESS Technology Inc.	(1)	167	1,187
Exar Corp.	(1) (2)	1,329	18,859
Fairchild Semiconductor International Inc. Class A	(1)	2,354	38,276
Freescale Semiconductor Inc. Class B	(1)	3,349	61,488
Genesis Microchip Inc.	(1)	946	15,344
Integrated Device Technology Inc.	(1)	1,054	12,184
Integrated Silicon Solution Inc.	(1) (2)	1,206	9,889
International Rectifier Corp.	(1)	553	24,647
Intersil Corp. Class A		3,325	55,661
IXYS Corp.	(1)	71	733
Lattice Semiconductor Corp.	(1)	2,536	14,455
Leadis Technology Inc.	(1)	85	905
LSI Logic Corp.	(1)	9,535	52,252
Micron Technology Inc.	(1)	14,624	180,606
Microtune Inc.	(1)	378	2,310
MKS Instruments Inc.	(1) (2)	233	4,322
Monolithic Power Systems Inc.	(1)	40	372
Monolithic System Technology Inc.	(1)	147	916
Novellus Systems Inc.		1,777	49,561
ON Semiconductor Corp.	(1)	145	658
Pericom Semiconductor Corp.	(1)	204	1,924
Photronics Inc.	(1) (2)	1,074	17,721
PortalPlayer Inc.	(1)	45	1,111
QLogic Corp.	(1)	727	26,703
Rudolph Technologies Inc.	(1)	75	1,288
SiRF Technology Holdings Inc.	(1)	158	2,010
Skyworks Solutions Inc.	(1)	819	7,723
Standard Microsystems Corp.	(1)	357	6,365
Supertex Inc.	(1)	11	239
TriQuint Semiconductor Inc.	(1)	2,749	12,233
Ultratech Inc.	(1)	73	1,376
Veeco Instruments Inc.	(1) (2)	83	1,749
Volterra Semiconductor Corp.	(1) (2)	16	354
Zoran Corp.	(1)	764	8,847

			944,412

SOFTWARE—1.12%
Activision Inc.	(1)	1,144	23,086
Allscripts Healthcare Solutions Inc.	(1) (2)	831	8,867
ANSYS Inc.	(1)	162	5,194
Ascential Software Corp.	(1)	2,260	36,861
Atari Inc.	(1) (2)	652	1,910
Automatic Data Processing Inc.		3,875	171,856
Blackbaud Inc.	(1)	162	2,372
Blackboard Inc.	(1)	32	474
BMC Software Inc.	(1)	7,660	142,476
Borland Software Corp.	(1) (2)	2,189	25,568
CallWave Inc.	(1)	41	633
Captaris Inc.	(1)	238	1,228
CCC Information Services Group Inc.	(1)	19	422
Compuware Corp.	(1)	18,668	120,782
CSG Systems International Inc.	(1)	646	12,080
Digi International Inc.	(1) (2)	167	2,871
eFunds Corp.	(1)	2,280	54,743
EPIQ Systems Inc.	(1) (2)	627	9,179
Fair Isaac Corp.		400	14,672
InPhonic Inc.	(1)	87	2,391
InterVideo Inc.	(1)	84	1,111

JDA Software Group Inc.	(1) (2)	979	13,334
Keane Inc.	(1)	917	13,480
Lawson Software Inc.	(1)	1,977	13,582
ManTech International Corp. Class A	(1)	283	6,718
Manugistics Group Inc.	(1)	2,097	6,018
MapInfo Corp.	(1)	1,026	12,291
Microsoft Corp.		86,980	2,323,236
Midway Games Inc.	(1)	245	2,573
MRO Software Inc.	(1)	770	10,025
MSC Software Corp.	(1)	829	8,680
NAVTEQ Corp.	(1)	467	21,650
NDCHealth Corp.	(2)	1,099	20,430
NetIQ Corp.	(1)	2,499	30,513
Oracle Corp.	(1)	18,924	259,637
Parametric Technology Corp.	(1)	5,975	35,193
Pegasystems Inc.	(1)	72	614
Pinnacle Systems Inc.	(1)	1,753	10,693
PLATO Learning Inc.	(1)	690	5,141
Progress Software Corp.	(1)	181	4,226
Safeguard Scientifics Inc.	(1)	2,044	4,333
Salesforce.com Inc.	(1) (2)	234	3,964
ScanSoft Inc.	(1)	1,443	6,046
Siebel Systems Inc.	(1)	4,771	50,096
SPSS Inc.	(1)	91	1,423
Sybase Inc.	(1)	4,430	88,379
SYNNEX Corp.	(1)	476	11,453
Take-Two Interactive Software Inc.	(1) (2)	395	13,742
THQ Inc.	(1)	886	20,325
Ulticom Inc.	(1)	69	1,106

			3,637,677

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.	(1) (2)	376	12,423

			12,423

TELECOMMUNICATIONS—5.64%
Adaptec Inc.	(1)	5,271	40,007
ADC Telecommunications Inc.	(1)	11,629	31,166
Aeroflex Inc.	(1)	326	3,951
Alaska Communications Systems Group Inc.		331	2,857
Alltel Corp.		14,462	849,787
American Tower Corp. Class A	(1)	10,291	189,354
Anaren Inc.	(1)	520	6,739
Andrew Corp.	(1)	4,273	58,241
Anixter International Inc.		761	27,388
Arris Group Inc.	(1) (2)	429	3,020
AT&T Corp.		37,309	711,110
Audiovox Corp. Class A	(1) (2)	368	5,807
BellSouth Corp.		86,512	2,404,168
Black Box Corp.		831	39,905
Boston Communications Group Inc.	(1)	669	6,182
Broadwing Corp.	(1) (2)	1,941	17,683
C-COR Inc.	(1)	1,093	10,165
Centennial Communications Corp.	(1)	525	4,163
CenturyTel Inc.		6,608	234,386
CIENA Corp.	(1)	24,868	83,059
Cincinnati Bell Inc.	(1)	11,750	48,763
Citizens Communications Co.		15,687	216,324
Commonwealth Telephone Enterprises Inc.	(1) (2)	550	27,313
CommScope Inc.	(1) (2)	990	18,711
Comtech Telecommunications Corp.	(1)	161	6,055
Comverse Technology Inc.	(1)	4,056	99,169
Corning Inc.	(1)	10,285	121,054
Crown Castle International Corp.	(1)	4,292	71,419

CT Communications Inc.	(2)	829	10,197
D&E Communications Inc.	(2)	682	8,218
Dobson Communications Corp. Class A	(1)	2,870	4,936
Eagle Broadband Inc.	(1) (2)	8,847	5,839
EMS Technologies Inc.	(1)	64	1,064
Enterasys Networks Inc.	(1)	5,024	9,043
Extreme Networks Inc.	(1)	820	5,371
Finisar Corp.	(1) (2)	1,545	3,523
Foundry Networks Inc.	(1)	1,701	22,385
General Communication Inc. Class A	(1)	2,128	23,493
Golden Telecom Inc.	(2)	275	7,266
Harris Corp.		1,094	67,598
Hypercom Corp.	(1)	437	2,587
Infonet Services Corp. Class B	(1)	3,059	6,179
Iowa Telecommunications Services Inc.		556	11,993
ITC DeltaCom Inc.	(1)	521	891
JAMDAT Mobile Inc.	(1)	50	1,033
Lucent Technologies Inc.	(1) (2)	201,413	757,313
MasTec Inc.	(1)	920	9,301
MRV Communications Inc.	(1) (2)	4,604	16,897
Network Equipment Technologies Inc.	(1)	142	1,394
Newport Corp.	(1)	846	11,929
NTL Inc.	(1)	3,288	239,892
Oplink Communications Inc.	(1)	3,808	7,502
Optical Communication Products Inc.	(1)	769	1,923
Polycom Inc.	(1)	1,709	39,854
Powerwave Technologies Inc.	(1)	2,485	21,073
Price Communications Corp.	(1)	1,906	35,433
Primus Telecommunications Group Inc.	(1)	3,560	11,321
Qwest Communications International Inc.	(1)	69,367	307,989
REMEC Inc.	(1) (2)	1,289	9,294
SafeNet Inc.	(1) (2)	466	17,121
SBC Communications Inc.	(2)	156,049	4,021,383
Scientific-Atlanta Inc.		7,173	236,781
Shenandoah Telecommunications Co.	(2)	285	8,536
Sprint Corp. (FON Group)		52,252	1,298,462
SureWest Communications		76	2,155
Sycamore Networks Inc.	(1)	7,618	30,929
Symmetricom Inc.	(1)	165	1,602
TALK America Holdings Inc.	(1)	1,577	10,440
Telephone & Data Systems Inc.		1,336	102,805
Tellabs Inc.	(1)	13,056	112,151
3Com Corp.	(1)	18,091	75,439
Time Warner Telecom Inc. Class A	(1)	2,071	9,030
Triton PCS Holdings Inc. Class A	(1)	2,484	8,495
United States Cellular Corp.	(1)	439	19,650
USA Mobility Inc.	(1)	852	30,084
UTStarcom Inc.	(1) (2)	430	9,525
Verizon Communications Inc.		130,551	5,288,621
Zhone Technologies Inc.	(1)	2,914	7,547

			18,291,433

TEXTILES—0.05%
Angelica Corp.		458	12,389
G&K Services Inc. Class A		765	33,216
Mohawk Industries Inc.	(1)	1,194	108,953
UniFirst Corp.		447	12,641
Weyco Group Inc.	(2)	127	5,625

			172,824

TOYS, GAMES & HOBBIES—0.13%
Action Performance Companies Inc.	(2)	760	8,352
Department 56 Inc.	(1)	529	8,808
Hasbro Inc.		7,236	140,234

Jakks Pacific Inc.	(1) (2)	1,136	25,117
LeapFrog Enterprises Inc.	(1) (2)	163	2,217
Mattel Inc.		11,330	220,822
RC2 Corp.	(1)	306	9,976
Topps Co. (The)	(2)	1,307	12,743

			428,269

TRANSPORTATION—1.24%
Alexander & Baldwin Inc.		2,053	87,088
Arkansas Best Corp.		352	15,801
Burlington Northern Santa Fe Corp.		17,433	824,755
Central Freight Lines Inc.	(1)	12	76
CNF Inc.		1,703	85,320
Covenant Transport Inc. Class A	(1)	418	8,703
CSX Corp.		10,075	403,806
FedEx Corp.		3,382	333,093
Florida East Coast Industries Inc.	(2)	1,000	45,100
Genesee & Wyoming Inc. Class A	(1)	795	22,363
GulfMark Offshore Inc.	(1)	303	6,748
Heartland Express Inc.		237	5,325
Hub Group Inc. Class A	(1)	130	6,789
Kansas City Southern Industries Inc.	(1) (2)	1,525	27,038
Kirby Corp.	(1)	511	22,678
Laidlaw International Inc.	(1)	4,967	106,294
Landstar System Inc.	(1)	83	6,112
Marten Transport Ltd.	(1)	532	12,092
Norfolk Southern Corp.		18,422	666,692
Offshore Logistics Inc.	(1)	959	31,139
Overnite Corp.		1,351	50,311
Overseas Shipholding Group Inc.		1,291	71,263
P.A.M. Transportation Services Inc.	(1) (2)	291	5,456
Pacer International Inc.	(1)	546	11,608
Quality Distribution Inc.	(1)	383	3,233
RailAmerica Inc.	(1)	1,375	17,944
Ryder System Inc.		1,561	74,569
SCS Transportation Inc.	(1)	129	3,015
Seabulk International Inc.	(1)	141	1,708
Swift Transportation Co. Inc.	(1)	1,579	33,917
U.S. Xpress Enterprises Inc. Class A	(1)	230	6,739
Union Pacific Corp.		12,179	819,038
USF Corp.		1,363	51,726
Werner Enterprises Inc.		1,367	30,949
Yellow Roadway Corp.	(1)	2,301	128,189

			4,026,677

TRUCKING & LEASING—0.03%
AMERCO	(1)	250	11,495
GATX Corp.	(2)	2,280	67,397
Greenbrier Companies Inc. (The)		306	10,358

			89,250

WATER—0.06%
American States Water Co.	(2)	718	18,668
Aqua America Inc.	(2)	4,444	109,278
California Water Service Group	(2)	856	32,228
Connecticut Water Service Inc.	(2)	371	9,828
Middlesex Water Co.	(2)	371	7,027
PICO Holdings Inc.	(1)	305	6,335
SJW Corp.	(2)	219	7,972
Southwest Water Co.	(2)	781	10,507

			201,843

TOTAL COMMON STOCKS (Cost: $272,350,710)			324,137,014

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.70%

COMMERCIAL PAPER—1.67%
Alpine Securitization Corp.
2.28%, 01/06/05	(4)	$60,031	60,020
Amsterdam Funding Corp.
2.25%, 01/04/05	(4)	30,016	30,014
2.33%, 01/10/05	(4)	60,031	60,004
Barton Capital Corp.
2.27%, 01/04/05	(4)	122,884	122,876
2.27%, 01/10/05	(4)	133,505	133,446
2.30%, 01/21/05	(4)	48,534	48,478
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(4)	147,079	147,061
2.29%, 01/07/05	(4)	120,063	120,032
Cantabric Finance LLC
2.27%, 01/03/05	(4)	62,433	62,433
2.28%, 01/03/05	(4)	69,636	69,636
2.38%, 01/20/05	(4)	120,063	119,928
Chariot Funding LLC
2.31%, 01/11/05	(4)	91,503	91,456
Corporate Asset Funding
2.21%, 02/07/05	(4)	90,047	89,854
2.26%, 02/03/05	(4)	120,063	119,829
CRC Funding LLC
2.21%, 02/07/05	(4)	30,016	29,951
Den Danske Bank NY
2.25%, 01/03/05	(4)	30,016	30,016
DEPFA Bank PLC
2.28%, 05/03/05	(4)	60,031	59,576
Edison Asset Securitization
2.26%, 05/04/05	(4)	150,078	148,938
Fairway Finance Corp.
2.55%, 01/03/05	(4)	115,770	115,770
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(4)	24,013	23,997
2.30%, 02/02/05	(4)	120,063	119,833
2.31%, 01/11/05	(4)	121,519	121,457
2.33%, 01/12/05	(4)	55,965	55,932
Ford Credit Auto Receivables
1.85%, 01/14/05	(4)	60,031	59,997
2.28%, 04/27/05	(4)	90,047	89,397
Fortis Funding LLC
2.35%, 05/09/05	(4)	168,088	166,705
Gemini Securitization Corp.
2.31%, 01/10/05	(4)	60,031	60,004
General Electric Capital Corp.
2.24%, 02/02/05	(4)	360,188	359,516
2.26%, 01/05/05	(4)	120,063	120,048
2.29%, 01/24/05	(4)	30,016	29,976
Georgetown Funding Co. LLC
2.27%, 01/20/05	(4)	42,022	41,977
2.38%, 01/19/05	(4)	48,025	47,974
GIRO Funding US Corp.
2.20%, 02/08/05	(4)	66,662	66,516
2.30%, 02/02/05	(4)	30,016	29,958
2.33%, 02/03/05	(4)	30,016	29,955

Grampian Funding LLC
2.27%, 02/01/05	(4)	90,047	89,882
Jupiter Securitization Corp.
2.30%, 01/10/05	(4)	50,009	49,986
2.30%, 02/01/05	(4)	60,031	59,920
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(4)	101,030	100,972
Liberty Street Funding Corp.
2.31%, 01/10/05	(4)	69,728	69,696
Mont Blanc Capital Corp.
2.27%, 01/07/05	(4)	40,956	40,945
2.32%, 01/10/05	(4)	61,743	61,716
Mortgage Interest Networking Trust
2.24%, 02/01/05	(4)	78,041	77,900
Nationwide Building Society
2.21%, 02/10/05	(4)	120,063	119,783
New Center Asset Trust
2.25%, 02/02/05	(4)	112,859	112,647
Park Avenue Receivables Corp.
2.31%, 01/19/05	(4)	60,269	60,208
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(4)	60,031	59,970
2.30%, 02/02/05	(4)	60,031	59,916
2.34%, 01/20/05	(4)	90,047	89,948
Scaldis Capital LLC
2.28%, 01/07/05	(4)	108,056	108,029
Solitaire Funding Ltd.
2.28%, 01/04/05	(4)	72,187	72,182
2.28%, 02/02/05	(4)	76,535	76,390
Sydney Capital Corp.
2.25%, 01/18/05	(4)	60,031	59,975
2.29%, 01/06/05	(4)	88,270	88,253
Tulip Funding Corp.
2.25%, 01/14/05	(4)	60,031	59,990
2.35%, 01/13/05	(4)	174,915	174,800
2.36%, 01/24/05	(4)	120,063	119,897
UBS Finance (Delaware)
2.33%, 01/04/05	(4)	240,125	240,110
Variable Funding Capital Corp.
2.26%, 01/05/05	(4)	60,031	60,024
2.30%, 01/07/05	(4)	60,031	60,016
2.32%, 01/14/05	(4)	60,031	59,989
Yorktown Capital LLC
2.32%, 01/10/05	(4)	60,031	60,004
2.34%, 01/13/05	(4)	30,016	29,996

			5,405,704

FLOATING RATE NOTES—2.37%
American Express Credit Corp.
2.43%, 10/26/05	(4)	240,125	240,223
Bank of Nova Scotia
2.34%, 09/26/05	(4)	30,016	30,006
Beta Finance Inc.
2.27%, 05/04/05	(4) (5)	72,038	72,033
2.32%, 09/23/05	(4) (5)	108,056	108,025
2.32%, 09/27/05	(4) (5)	96,050	96,022
2.44%, 03/15/05	(4) (5)	60,031	60,041
2.47%, 10/27/05	(4) (5)	114,060	114,162
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(4)	180,094	180,053
2.34%, 12/14/05	(4)	108,056	108,023
2.36%, 10/31/05	(4)	120,063	120,037
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(4)	212,511	212,511

CC USA Inc.
2.06%, 07/29/05	(4) (5)	120,063	120,042
2.27%, 05/04/05	(4) (5)	120,063	120,055
Commodore CDO Ltd.
2.55%, 12/12/05	(4)	30,016	30,016
Den Danske Bank NY
2.32%, 08/12/05	(4)	120,063	120,041
2.33%, 10/17/05	(4)	120,063	120,035
2.35%, 08/26/05	(4)	120,063	120,040
DEPFA Bank PLC
2.47%, 09/15/05	(4)	120,063	120,063
Dorada Finance Inc.
2.06%, 07/29/05	(4) (5)	99,652	99,635
Fairway Finance LLC
2.35%, 03/14/05	(4)	120,063	120,063
2.37%, 01/20/05	(4)	60,031	60,031
Fifth Third Bancorp
2.38%, 11/23/05	(4) (5)	240,125	240,126
Five Finance Inc.
2.37%, 04/29/05	(4) (5)	96,050	96,047
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(4)	68,862	68,862
HBOS Treasury Services PLC
2.55%, 04/22/05	(4)	120,063	120,063
K2 USA LLC
2.05%, 07/25/05	(4) (5)	60,031	60,025
2.33%, 06/10/05	(4) (5)	120,063	120,056
2.33%, 09/12/05	(4) (5)	120,063	120,046
2.39%, 10/20/05	(4) (5)	120,063	120,066
Links Finance LLC
2.12%, 04/25/05	(4)	120,063	120,088
2.35%, 04/15/05	(4) (5)	120,063	120,056
2.36%, 11/16/05	(4) (5)	60,031	60,021
National City Bank (Ohio)
2.29%, 08/09/05	(4)	120,063	120,041
2.35%, 06/23/05	(4)	120,063	120,046
2.36%, 06/10/05	(4)	60,031	60,040
Nationwide Building Society
2.40%, 01/06/06	(4) (5)	120,063	120,063
2.58%, 01/27/06	(4) (5)	204,107	204,130
Norddeutsche Landesbank
2.04%, 07/27/05	(4)	120,063	120,039
Northern Rock PLC
2.02%, 01/13/05	(4)	114,060	114,060
2.39%, 10/25/05	(4)	240,125	240,126
Permanent Financing PLC
2.32%, 03/10/05	(4)	120,063	120,063
2.34%, 09/12/05	(4)	150,078	150,078
2.35%, 06/10/05	(4)	54,028	54,028
Sedna Finance Inc.
2.37%, 01/10/06	(4)	24,013	24,006
Sigma Finance Inc.
2.01%, 01/09/06	(4)	120,063	120,036
2.28%, 12/06/05	(4) (5)	120,063	120,028
2.34%, 10/07/05	(4) (5)	42,022	42,012
2.39%, 08/17/05	(4)	60,031	60,035
2.39%, 09/15/05	(4)	150,078	150,088
2.47%, 11/28/05	(4) (5)	120,063	120,160
Tango Finance Corp.
2.24%, 05/17/05	(4) (5)	99,652	99,650
2.30%, 04/07/05	(4) (5)	44,063	44,062
2.33%, 02/25/05	(4) (5)	67,235	67,233
2.36%, 01/18/05	(4) (5)	52,828	52,827
2.37%, 09/15/05	(4) (5)	105,655	105,644
2.39%, 07/25/05	(4) (5)	120,063	120,057

Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(4)	180,094	180,094
2.40%, 01/25/05	(4)	180,094	180,094
WhistleJacket Capital LLC
2.32%, 12/08/05	(4) (5)	78,041	78,029
2.36%, 07/15/05	(4) (5)	90,047	90,037
2.36%, 09/15/05	(4)	90,047	90,034
2.36%, 10/14/05	(4) (5)	60,031	60,027
2.38%, 01/17/06	(4) (5)	42,022	42,021
2.45%, 06/15/05	(4) (5)	60,031	60,025
White Pine Finance LLC
2.02%, 07/11/05	(4)	30,016	30,014
2.24%, 11/01/05	(4) (5)	61,232	61,216
2.27%, 07/05/05	(4)	60,031	60,025
2.29%, 05/20/05	(4)	54,028	54,026
2.35%, 04/15/05	(4) (5)	90,047	90,042
2.37%, 06/15/05	(4) (5)	49,226	49,226
2.37%, 01/13/06	(4) (5)	120,063	120,049
2.38%, 03/29/05	(4)	51,627	51,624
2.38%, 06/28/05	(4)	80,442	80,434
2.38%, 08/26/05	(4) (5)	60,031	60,024
Winston Funding Ltd.
2.16%, 01/23/05	(4) (5)	85,725	85,725

			7,687,931

MEDIUM-TERM NOTES—0.12%
CC USA Inc.
1.29%, 04/15/05	(4) (5)	120,063	120,059
1.51%, 02/15/05	(4) (5)	78,041	78,055
Dorada Finance Inc.
1.48%, 01/18/05	(4) (5)	90,047	90,047
K2 USA LLC
1.46%, 01/12/05	(4) (5)	60,031	60,032
WhistleJacket Capital LLC
1.32%, 02/04/05	(4) (5)	30,016	30,015

			378,208

MONEY MARKET FUNDS—1.03%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(4) (6)	480,251	480,251
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(4) (6)	1,602,041	1,602,041
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(4) (6)	1,200,627	1,200,627
BlackRock Temp Cash Money Market Fund	(4)	22,391	22,391
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(4)	45,303	45,303

			3,350,613

REPURCHASE AGREEMENTS—0.55%
Goldman Sachs & Co.
2.29%, 01/03/05	(4) (7)	$1,200,627	1,200,627
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(4) (7)	600,314	600,314

			1,800,941

TIME DEPOSITS—0.83%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(4)	120,063	120,063
1.33%, 02/10/05	(4)	60,031	60,030

1.39%, 02/02/05	(4)	60,031	60,031
1.39%, 04/08/05	(4)	84,044	84,041
2.63%, 01/04/05	(4)	120,063	120,063
Bank of America N.A.
1.50%, 01/03/05	(4)	122,859	122,859
Credit Suisse First Boston
2.34%, 01/14/05	(4)	180,094	180,094
Fifth Third Bancorp
2.18%, 01/03/05	(4)	120,063	120,063
HBOS Treasury Services PLC
1.24%, 04/01/05	(4)	76,840	76,838
Natexis Banques
2.32%, 02/02/05	(4)	30,016	30,016
National City Bank (Ohio)
1.25%, 01/06/05	(4)	120,063	120,063
Norddeutsche Landesbank
2.11%, 06/07/05	(4)	120,063	120,053
Toronto-Dominion Bank
1.22%, 03/23/05	(4)	210,110	210,102
1.34%, 02/10/05	(4)	48,025	48,024
1.77%, 05/10/05	(4)	60,031	60,029
1.90%, 05/11/05	(4)	60,031	60,029
2.25%, 01/31/05	(4)	60,031	60,031
2.30%, 05/12/05	(4)	30,016	30,008
2.66%, 11/09/05	(4)	120,063	120,048
UBS Finance (Connecticut)
2.32%, 01/07/05	(4)	120,063	120,063
2.67%, 11/09/05	(4)	48,025	48,021
Washington Mutual Bank
2.27%, 02/02/05	(4)	48,025	48,025
2.35%, 02/02/05	(4)	192,100	192,099
Wells Fargo Bank N.A.
2.34%, 01/26/05	(4)	480,251	480,251

			2,690,944

U.S. GOVERNMENT AGENCY NOTES—0.13%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(4)	84,044	84,119
1.80%, 01/18/05	(4)	55,829	55,787
1.80%, 01/19/05	(4)	60,031	59,983
2.06%, 05/31/05	(4)	59,855	59,348
Federal National Mortgage Association
2.33%, 07/22/05	(4)	180,094	177,768

			437,005

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,751,346)			21,751,346

TOTAL INVESTMENTS IN SECURITIES — 106.56% (Cost: $294,102,056)	(8)		345,888,360
Other Assets, Less Liabilities — (6.56%)			(21,302,621)

NET ASSETS — 100.00%			$324,585,739

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(4)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(5)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(8)	The cost of investments for federal income tax purposes was $296,540,320. Net unrealized appreciation aggregated $49,348,040, of which $52,490,753 represented gross unrealized appreciation on securities and $3,142,713 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2004

Security			Shares	Value
COMMON STOCKS—99.91%

ADVERTISING—0.42%
Getty Images Inc.	(1	) (2)	14,216	$978,772
Harte-Hanks Inc.			19,289	501,128
Interpublic Group of Companies Inc.	(1)		138,332	1,853,649
Lamar Advertising Co.	(1)		27,591	1,180,343
West Corp.	(1)		6,640	219,850

				4,733,742

AEROSPACE & DEFENSE—0.67%
Alliant Techsystems Inc.	(1	) (2)	12,322	805,612
Goodrich (B.F.) Co.			39,065	1,275,082
L-3 Communications Holdings Inc.			34,219	2,506,200
Rockwell Collins Inc.			58,674	2,314,103
United Defense Industries Inc.	(1)		15,368	726,138

				7,627,135

AGRICULTURE—1.06%
Loews Corp. - Carolina Group			19,132	553,871
Monsanto Co.			87,914	4,883,623
Reynolds American Inc.	(2)		49,649	3,902,411
UST Inc.			54,771	2,635,033

				11,974,938

AIRLINES—0.49%
AMR Corp.	(1	) (2)	52,456	574,393
JetBlue Airways Corp.	(1	) (2)	30,028	697,250
Southwest Airlines Co.			261,552	4,258,067

				5,529,710

APPAREL—0.90%
Coach Inc.	(1)		62,285	3,512,874
Columbia Sportswear Co.	(1	) (2)	5,168	308,064
Jones Apparel Group Inc.			41,636	1,522,629
Liz Claiborne Inc.			36,606	1,545,139
Polo Ralph Lauren Corp.			13,969	595,079
Reebok International Ltd.	(2)		17,322	762,168
Timberland Co. Class A	(1)		6,722	421,268
VF Corp.			27,931	1,546,819

				10,214,040

AUTO MANUFACTURERS—0.56%
Navistar International Corp.	(1)		20,329	894,069
Oshkosh Truck Corp.			11,617	794,370
PACCAR Inc.			58,076	4,673,956

				6,362,395

AUTO PARTS & EQUIPMENT—0.95%
American Axle & Manufacturing Holdings Inc.			13,215	405,172
Autoliv Inc.			31,300	1,511,790
BorgWarner Inc.			18,465	1,000,249
Dana Corp.			49,326	854,820

Delphi Corp.			157,908	1,424,330
Johnson Controls Inc.			62,898	3,990,249
Lear Corp.			22,891	1,396,580
TRW Automotive Holdings Corp.	(1)		8,221	170,175

				10,753,365

BANKS—5.85%
AmSouth Bancorp			116,574	3,019,267
Associated Bancorp			42,265	1,403,621
Assurant Inc.			26,324	804,198
Bank of Hawaii Corp.			17,647	895,409
Banknorth Group Inc.			56,915	2,083,089
BOK Financial Corp.	(1)		5,966	290,902
City National Corp.			13,489	952,998
Colonial BancGroup Inc. (The)			44,047	935,118
Comerica Inc.			57,338	3,498,765
Commerce Bancorp Inc.	(2)		22,919	1,475,984
Commerce Bancshares Inc.			20,259	1,017,002
Compass Bancshares Inc.			40,440	1,968,215
Cullen/Frost Bankers Inc.			17,023	827,318
First Horizon National Corp.			40,952	1,765,441
First Marblehead Corp. (The)	(1)		5,772	324,675
FirstMerit Corp.	(2)		27,938	795,954
Fremont General Corp.	(2)		20,887	525,935
Fulton Financial Corp.			40,481	943,612
Genworth Financial Inc. Class A			47,789	1,290,303
Hibernia Corp. Class A			51,228	1,511,738
Hudson United Bancorp			14,836	584,242
Huntington Bancshares Inc.			75,771	1,877,605
International Bancshares Corp.			11,786	464,133
Investors Financial Services Corp.			21,903	1,094,712
M&T Bank Corp.			24,986	2,694,490
Marshall & Ilsley Corp.			73,519	3,249,540
Mercantile Bankshares Corp.			26,056	1,360,123
NewAlliance Bancshares Inc.			29,451	450,600
North Fork Bancorp Inc.			142,885	4,122,232
Northern Trust Corp.			64,624	3,139,434
Popular Inc.			88,073	2,539,145
Regions Financial Corp.			152,607	5,431,283
Sky Financial Group Inc.			34,096	977,532
South Financial Group Inc. (The)			23,263	756,745
Synovus Financial Corp.			100,861	2,882,607
TCF Financial Corp.			46,543	1,495,892
UCBH Holdings Inc.	(2)		14,864	681,068
UnionBanCal Corp.			18,458	1,190,172
Valley National Bancorp			32,698	904,100
W Holding Co. Inc.			24,048	551,658
Whitney Holding Corp.			13,458	605,475
Wilmington Trust Corp.			21,973	794,324
Zions Bancorporation			29,577	2,012,123

				66,188,779

BEVERAGES—0.43%
Brown-Forman Corp. Class B			18,536	902,332
Constellation Brands Inc.	(1)		30,185	1,403,904
Coors (Adolph) Co. Class B			8,771	663,702
Pepsi Bottling Group Inc.			50,315	1,360,518
PepsiAmericas Inc.			23,365	496,273

				4,826,729

BIOTECHNOLOGY—1.47%
Affymetrix Inc.	(1	) (2)	19,901	727,382
Celgene Corp.	(1)		54,332	1,441,428
Charles River Laboratories International Inc.	(1)		19,860	913,759

Chiron Corp.	(1)		36,412	1,213,612
Genzyme Corp.	(1)		81,038	4,705,877
ICOS Corp.	(1	) (2)	17,665	499,566
Invitrogen Corp.	(1)		17,379	1,166,652
Martek Biosciences Corp.	(1	) (2)	8,690	444,928
MedImmune Inc.	(1)		82,175	2,227,764
Millennium Pharmaceuticals Inc.	(1)		101,237	1,226,992
Millipore Corp.	(1)		16,250	809,412
Nektar Therapeutics	(1)		27,456	555,709
Protein Design Labs Inc.	(1)		30,976	639,964

				16,573,045

BUILDING MATERIALS—0.57%
American Standard Companies Inc.	(1)		61,556	2,543,494
Florida Rock Industries Inc.			10,188	606,492
Lafarge North America Inc.			10,911	559,953
Martin Marietta Materials Inc.	(2)		15,970	856,950
Vulcan Materials Co.			33,713	1,841,067

				6,407,956

CHEMICALS—2.74%
Air Products & Chemicals Inc.			75,236	4,361,431
Ashland Inc.			23,211	1,355,058
Cabot Corp.			20,593	796,537
Eastman Chemical Co.	(2)		25,549	1,474,944
Ecolab Inc.			60,872	2,138,433
Engelhard Corp.			41,279	1,266,027
International Flavors & Fragrances Inc.			27,995	1,199,306
Lubrizol Corp.			21,535	793,780
Lyondell Chemical Co.			64,417	1,862,940
PPG Industries Inc.			56,790	3,870,806
Praxair Inc.			107,574	4,749,392
Rohm & Haas Co.			52,949	2,341,934
RPM International Inc.	(2)		38,471	756,340
Sherwin-Williams Co. (The)			39,389	1,757,931
Sigma-Aldrich Corp.			22,819	1,379,637
Valspar Corp. (The)			16,995	849,920

				30,954,416

COAL—0.40%
Arch Coal Inc.			20,488	728,144
CONSOL Energy Inc.			29,912	1,227,888
Massey Energy Co.			25,018	874,379
Peabody Energy Corp.	(2)		21,117	1,708,576

				4,538,987

COMMERCIAL SERVICES—2.90%
ADESA Inc.			31,622	671,019
Alliance Data Systems Corp.	(1)		14,746	700,140
ARAMARK Corp. Class B			33,792	895,826
BearingPoint Inc.	(1)		53,139	426,706
Block (H & R) Inc.			54,562	2,673,538
Career Education Corp.	(1)		33,631	1,345,240
ChoicePoint Inc.	(1)		29,357	1,350,128
Convergys Corp.	(1)		47,498	711,995
Corinthian Colleges Inc.	(1	) (2)	30,108	567,385
Corporate Executive Board Co. (The)			12,902	863,660
Deluxe Corp.			16,521	616,729
DeVry Inc.	(1	) (2)	19,594	340,152
Donnelley (R.R.) & Sons Co.			71,885	2,536,822
Education Management Corp.	(1)		24,113	795,970
Equifax Inc.			43,224	1,214,594
Hewitt Associates Inc. Class A	(1)		13,476	431,367
Iron Mountain Inc.	(1	) (2)	36,397	1,109,745

ITT Educational Services Inc.	(1) (2)	15,115	718,718
Laureate Education Inc.	(1) (2)	12,674	558,797
Manpower Inc.		29,839	1,441,224
McKesson Corp.		96,320	3,030,227
MoneyGram International Inc.		29,169	616,633
Moody’s Corp.		41,570	3,610,354
Pharmaceutical Product Development Inc.	(1)	15,895	656,305
Rent-A-Center Inc.	(1)	21,162	560,793
Robert Half International Inc.		49,052	1,443,600
Service Corp. International	(1)	111,255	828,850
ServiceMaster Co. (The)		95,804	1,321,137
Viad Corp.		7,314	208,376
Weight Watchers International Inc.	(1) (2)	13,455	552,597

			32,798,627

COMPUTERS—3.91%
Affiliated Computer Services Inc. Class A	(1) (2)	40,676	2,448,288
Apple Computer Inc.	(1)	133,102	8,571,769
Cadence Design Systems Inc.	(1)	90,155	1,245,041
Ceridian Corp.	(1)	48,993	895,592
Cognizant Technology Solutions Corp.	(1)	42,804	1,811,893
Computer Sciences Corp.	(1)	62,082	3,499,562
Diebold Inc.		24,098	1,342,982
DST Systems Inc.	(1)	24,843	1,294,817
Electronic Data Systems Corp.		168,479	3,891,865
Henry (Jack) & Associates Inc.		22,422	446,422
Lexmark International Inc.	(1)	43,005	3,655,425
Maxtor Corp.	(1)	81,250	430,625
National Instruments Corp.	(2)	17,947	489,056
NCR Corp.	(1)	31,252	2,163,576
Network Appliance Inc.	(1)	102,592	3,408,106
Reynolds & Reynolds Co. (The) Class A		20,809	551,647
SanDisk Corp.	(1) (2)	53,626	1,339,041
Storage Technology Corp.	(1)	35,418	1,119,563
SunGard Data Systems Inc.	(1)	96,005	2,719,822
Synopsys Inc.	(1)	51,039	1,001,385
Unisys Corp.	(1)	110,778	1,127,720
Western Digital Corp.	(1)	68,640	744,058

			44,198,255

COSMETICS & PERSONAL CARE—0.25%
Alberto-Culver Co.		23,528	1,142,755
Estee Lauder Companies Inc. Class A		35,708	1,634,355

			2,777,110

DISTRIBUTION & WHOLESALE—0.82%
CDW Corp.		21,259	1,410,535
Fastenal Co.	(2)	20,241	1,246,036
Genuine Parts Co.		57,723	2,543,275
Grainger (W.W.) Inc.		25,353	1,689,017
Hughes Supply Inc.		22,003	711,797
Ingram Micro Inc. Class A	(1)	39,786	827,549
Tech Data Corp.	(1)	19,108	867,503

			9,295,712

DIVERSIFIED FINANCIAL SERVICES—2.78%
AmeriCredit Corp.	(1)	52,337	1,279,640
Ameritrade Holding Corp.	(1)	78,151	1,111,307
Bear Stearns Companies Inc. (The)		34,730	3,553,226
BlackRock Inc.		6,078	469,586
CapitalSource Inc.	(1) (2)	21,137	542,587
Chicago Mercantile Exchange Holdings Inc.	(2)	10,907	2,494,431
CIT Group Inc.		70,071	3,210,653
Doral Financial Corp.		28,458	1,401,557

E*TRADE Financial Corp.	(1)	120,670	1,804,016
Eaton Vance Corp.		22,528	1,174,835
Edwards (A.G.) Inc.	(2)	26,492	1,144,719
Federated Investors Inc. Class B		27,258	828,643
Friedman, Billings, Ramsey Group Inc. Class A	(2)	45,476	881,780
IndyMac Bancorp Inc.		20,219	696,545
Instinet Group Inc.	(1)	41,853	252,374
Janus Capital Group Inc.		79,496	1,336,328
Jefferies Group Inc.		16,806	676,946
Legg Mason Inc.		34,701	2,542,195
Nuveen Investments Inc. Class A	(2)	6,599	260,463
Providian Financial Corp.	(1)	96,127	1,583,212
Raymond James Financial Inc.		20,240	627,035
Student Loan Corp.		1,297	238,648
T. Rowe Price Group Inc.		35,948	2,235,966
Waddell & Reed Financial Inc. Class A		27,298	652,149
Westcorp Inc.		7,489	343,970
WFS Financial Inc.		2,226	113,036

			31,455,847

ELECTRIC—6.43%
AES Corp. (The)	(1)	210,856	2,882,402
Allegheny Energy Inc.	(1) (2)	45,668	900,116
ALLETE Inc.		9,869	362,686
Alliant Energy Corp.		36,860	1,054,196
Ameren Corp.		64,297	3,223,852
CenterPoint Energy Inc.	(2)	90,280	1,020,164
Cinergy Corp.		59,528	2,478,151
Consolidated Edison Inc.		79,746	3,488,887
Constellation Energy Group Inc.		55,752	2,436,920
DPL Inc.		41,887	1,051,783
DTE Energy Co.		57,387	2,475,101
Edison International		107,834	3,453,923
Energy East Corp.		48,318	1,289,124
FPL Group Inc.		61,177	4,572,981
Great Plains Energy Inc.	(2)	24,736	749,006
Hawaiian Electric Industries Inc.	(2)	26,480	771,892
MDU Resources Group Inc.		38,703	1,032,596
NiSource Inc.		87,141	1,985,072
Northeast Utilities		42,395	799,146
NRG Energy Inc.	(1)	25,845	931,712
NSTAR		17,585	954,514
OGE Energy Corp.	(2)	29,017	769,241
Pepco Holdings Inc.		61,955	1,320,881
PG&E Corp.	(1)	131,992	4,392,694
Pinnacle West Capital Corp.	(2)	30,158	1,339,317
PPL Corp.		62,522	3,331,172
Progress Energy Inc.		81,613	3,692,172
Public Service Enterprise Group Inc.		78,316	4,054,419
Puget Energy Inc.		32,861	811,667
Reliant Energy Inc.	(1)	98,423	1,343,474
SCANA Corp.		36,685	1,445,389
TECO Energy Inc.		65,838	1,009,955
TXU Corp.	(2)	98,262	6,343,795
Westar Energy Inc.		28,152	643,836
Wisconsin Energy Corp.		39,269	1,323,758
WPS Resources Corp.	(2)	12,215	610,261
Xcel Energy Inc.		132,121	2,404,602

			72,750,857

ELECTRICAL COMPONENTS & EQUIPMENT—0.50%
American Power Conversion Corp.		57,350	1,227,290
AMETEK Inc.		22,283	794,835
Energizer Holdings Inc.	(1) (2)	24,169	1,200,958

Hubbell Inc. Class B	(2)	20,134	1,053,008
Molex Inc.		45,411	1,362,330

			5,638,421

ELECTRONICS—2.11%
Amphenol Corp. Class A	(1)	22,359	821,470
Applera Corp. - Applied Biosystems Group		66,627	1,393,171
Arrow Electronics Inc.	(1)	37,995	923,278
Avnet Inc.	(1)	39,806	726,061
AVX Corp.	(2)	17,362	218,761
Cogent Inc.	(1)	6,787	223,971
Fisher Scientific International Inc.	(1)	35,980	2,244,432
FLIR Systems Inc.	(1) (2)	11,166	712,279
Gentex Corp.	(2)	25,598	947,638
Jabil Circuit Inc.	(1)	54,123	1,384,466
Mettler Toledo International Inc.	(1)	14,629	750,614
Parker Hannifin Corp.		39,566	2,996,729
PerkinElmer Inc.		42,105	946,941
Sanmina-SCI Corp.	(1)	171,976	1,456,637
Solectron Corp.	(1)	310,193	1,653,329
Symbol Technologies Inc.		77,878	1,347,289
Tektronix Inc.		29,377	887,479
Thermo Electron Corp.	(1)	54,721	1,652,027
Vishay Intertechnology Inc.	(1)	48,175	723,588
Waters Corp.	(1)	39,536	1,849,889

			23,860,049

ENGINEERING & CONSTRUCTION—0.21%
Fluor Corp.	(2)	27,405	1,493,847
Jacobs Engineering Group Inc.	(1)	18,544	886,218

			2,380,065

ENTERTAINMENT—0.22%
DreamWorks Animation SKG Inc. Class A	(1) (2)	10,313	386,841
GTECH Holdings Corp.		39,117	1,015,086
International Speedway Corp. Class A		11,213	592,046
Metro-Goldwyn-Mayer Inc.		18,990	225,601
Regal Entertainment Group Class A		13,875	287,906

			2,507,480

ENVIRONMENTAL CONTROL—0.31%
Allied Waste Industries Inc.	(1)	92,113	854,809
Nalco Holding Co.	(1)	14,594	284,875
Republic Services Inc.		50,914	1,707,656
Stericycle Inc.	(1)	14,290	656,625

			3,503,965

FOOD—2.80%
Albertson’s Inc.	(2)	121,715	2,906,554
Archer-Daniels-Midland Co.		192,771	4,300,721
Campbell Soup Co.		76,010	2,271,939
Dean Foods Co.	(1)	49,461	1,629,740
Del Monte Foods Co.	(1)	60,166	663,029
Hershey Foods Corp.		57,255	3,179,943
Hormel Foods Corp.		24,687	773,937
Kroger Co.	(1)	244,071	4,281,005
McCormick & Co. Inc. NVS		45,401	1,752,479
Pilgrim’s Pride Corp.	(2)	5,089	156,131
Safeway Inc.	(1)	147,695	2,915,499
Smithfield Foods Inc.	(1)	28,120	832,071
Smucker (J.M.) Co. (The)	(2)	19,021	895,318
SUPERVALU Inc.		44,677	1,542,250
Tootsie Roll Industries Inc.	(2)	8,266	286,252
Tyson Foods Inc. Class A		72,140	1,327,376

Whole Foods Market Inc.	(2)	20,426	1,947,619

			31,661,863

FOREST PRODUCTS & PAPER—0.75%
Bowater Inc.	(2)	18,425	810,147
Georgia-Pacific Corp.		84,378	3,162,487
Louisiana-Pacific Corp.		36,009	962,881
MeadWestvaco Corp.		66,591	2,256,769
Temple-Inland Inc.		18,258	1,248,847

			8,441,131

GAS—0.68%
AGL Resources Inc.		24,946	829,205
KeySpan Corp.		52,917	2,087,576
ONEOK Inc.	(2)	34,010	966,564
Sempra Energy		67,891	2,490,242
UGI Corp.		16,724	684,179
Vectren Corp.	(2)	24,983	669,544

			7,727,310

HAND & MACHINE TOOLS—0.36%
Black & Decker Corp.		26,162	2,310,889
Snap-On Inc.		19,197	659,609
Stanley Works (The)		23,392	1,145,974

			4,116,472

HEALTH CARE-PRODUCTS—1.97%
Bard (C.R.) Inc.		34,468	2,205,263
Bausch & Lomb Inc.		17,460	1,125,472
Beckman Coulter Inc.		20,323	1,361,438
Biomet Inc.		84,208	3,653,785
Cooper Companies Inc.	(2)	10,665	752,842
Cytyc Corp.	(1)	36,588	1,008,731
Dade Behring Holdings Inc.	(1)	14,012	784,672
DENTSPLY International Inc.		26,571	1,493,290
Edwards Lifesciences Corp.	(1) (2)	19,586	808,118
Gen-Probe Inc.	(1)	16,197	732,266
Henry Schein Inc.	(1) (2)	14,651	1,020,296
Hillenbrand Industries Inc.		18,226	1,012,272
IDEXX Laboratories Inc.	(1)	11,425	623,691
INAMED Corp.	(1)	11,677	738,570
Patterson Companies Inc.	(1)	40,427	1,754,128
ResMed Inc.	(1) (2)	11,196	572,116
Respironics Inc.	(1)	11,616	631,446
Varian Medical Systems Inc.	(1)	45,187	1,953,886

			22,232,282

HEALTH CARE-SERVICES—2.95%
Community Health Systems Inc.	(1)	20,516	571,986
Covance Inc.	(1)	20,697	802,009
Coventry Health Care Inc.	(1)	29,268	1,553,545
DaVita Inc.	(1)	32,751	1,294,647
Health Management Associates Inc. Class A	(2)	80,279	1,823,939
Health Net Inc.	(1)	37,360	1,078,583
Humana Inc.	(1)	53,594	1,591,206
Laboratory Corp. of America Holdings	(1)	46,690	2,326,096
Lincare Holdings Inc.	(1)	32,802	1,399,005
Manor Care Inc.		29,428	1,042,634
PacifiCare Health Systems Inc.	(1)	28,588	1,615,794
Quest Diagnostics Inc.		26,946	2,574,690
Renal Care Group Inc.	(1)	22,151	797,215
Tenet Healthcare Corp.	(1)	153,694	1,687,560
Triad Hospitals Inc.	(1) (2)	25,068	932,780
Universal Health Services Inc. Class B		16,017	712,756

WellChoice Inc.	(1)	7,577	404,612
WellPoint Inc.	(1)	97,435	11,205,025

			33,414,082

HOLDING COMPANIES - DIVERSIFIED—0.11%
Leucadia National Corp.		17,221	1,196,515

			1,196,515

HOME BUILDERS—1.48%
Centex Corp.		40,751	2,427,945
D.R. Horton Inc.		77,124	3,108,868
Hovnanian Enterprises Inc. Class A	(1)	10,921	540,808
KB Home		11,647	1,215,947
Lennar Corp. Class A		43,609	2,471,758
M.D.C. Holdings Inc.		7,774	671,985
NVR Inc.	(1)	1,789	1,376,457
Pulte Homes Inc.		34,795	2,219,921
Ryland Group Inc.		15,888	914,196
Standard-Pacific Corp.		11,217	719,458
Toll Brothers Inc.	(1) (2)	16,233	1,113,746

			16,781,089

HOME FURNISHINGS—0.57%
Harman International Industries Inc.		19,438	2,468,626
Leggett & Platt Inc.		63,503	1,805,390
Maytag Corp.	(2)	26,041	549,465
Whirlpool Corp.		22,899	1,584,840

			6,408,321

HOUSEHOLD PRODUCTS & WARES—0.92%
Avery Dennison Corp.		36,492	2,188,425
Church & Dwight Co. Inc.	(2)	20,521	689,916
Clorox Co.		49,565	2,920,865
Fortune Brands Inc.		48,406	3,735,975
Fossil Inc.	(1)	13,206	338,602
Scotts Co. (The) Class A	(1)	7,134	524,492

			10,398,275

HOUSEWARES—0.19%
Newell Rubbermaid Inc.		90,790	2,196,210

			2,196,210

INSURANCE—4.98%
Alleghany Corp.	(1)	1,556	443,849
Allmerica Financial Corp.	(1)	17,603	577,906
Ambac Financial Group Inc.		35,875	2,946,414
American Financial Group Inc.		12,186	381,544
American National Insurance Co.		2,641	275,087
AON Corp.		104,065	2,482,991
Berkley (W.R.) Corp.		23,687	1,117,316
Brown & Brown Inc.		17,945	781,505
CIGNA Corp.		44,434	3,624,481
Cincinnati Financial Corp.		49,062	2,171,484
CNA Financial Corp.	(1)	8,563	228,718
Conseco Inc.	(1)	50,556	1,008,592
Erie Indemnity Co. Class A		9,426	495,525
Fidelity National Financial Inc.		53,243	2,431,608
First American Corp.		25,987	913,183
Gallagher (Arthur J.) & Co.	(2)	30,038	976,235
HCC Insurance Holdings Inc.		22,634	749,638
Jefferson-Pilot Corp.		46,196	2,400,344
Lincoln National Corp.		57,677	2,692,362
Loews Corp.		49,175	3,457,002
Markel Corp.	(1)	2,796	1,017,744

MBIA Inc.		47,784	3,023,772
Mercury General Corp.		8,643	517,889
MGIC Investment Corp.		32,617	2,247,637
Nationwide Financial Services Inc.		18,635	712,416
Odyssey Re Holdings Corp.	(2)	3,954	99,680
Old Republic International Corp.		60,057	1,519,442
PMI Group Inc. (The)		31,576	1,318,298
Principal Financial Group Inc.		105,659	4,325,679
Protective Life Corp.		22,850	975,466
Radian Group Inc.		31,033	1,652,197
Reinsurance Group of America Inc.		9,763	473,017
SAFECO Corp.		41,882	2,187,916
StanCorp Financial Group Inc.		9,506	784,245
Torchmark Corp.		36,756	2,100,238
Transatlantic Holdings Inc.		8,816	545,093
Unitrin Inc.		15,425	701,066
UNUMProvident Corp.	(2)	97,818	1,754,855
Wesco Financial Corp.	(2)	446	175,278

			56,287,712

INTERNET—0.94%
Akamai Technologies Inc.	(1) (2)	35,689	465,028
Ask Jeeves Inc.	(1) (2)	19,183	513,145
Avocent Corp.	(1)	16,148	654,317
CheckFree Corp.	(1) (2)	26,952	1,026,332
Macromedia Inc.	(1)	22,749	707,949
McAfee Inc.	(1)	51,862	1,500,368
Monster Worldwide Inc.	(1)	33,394	1,123,374
NetFlix Inc.	(1) (2)	11,670	143,891
TIBCO Software Inc.	(1)	69,472	926,756
VeriSign Inc.	(1)	82,063	2,750,752
WebMD Corp.	(1) (2)	103,219	842,267

			10,654,179

INVESTMENT COMPANIES—0.18%
Allied Capital Corp.	(2)	42,799	1,105,926
American Capital Strategies Ltd.		28,483	949,908

			2,055,834

IRON & STEEL—0.43%
International Steel Group Inc.	(1) (2)	5,757	233,504
Nucor Corp.		52,241	2,734,294
United States Steel Corp.	(2)	37,418	1,917,672

			4,885,470

LEISURE TIME—0.31%
Brunswick Corp.		31,277	1,548,211
Polaris Industries Inc.	(2)	14,228	967,789
Sabre Holdings Corp.		46,233	1,024,523

			3,540,523

LODGING—1.79%
Caesars Entertainment Inc.	(1)	101,537	2,044,955
Choice Hotels International Inc.		6,214	360,412
Harrah’s Entertainment Inc.		37,329	2,496,937
Hilton Hotels Corp.		126,871	2,885,047
Mandalay Resort Group		22,271	1,568,547
Marriott International Inc. Class A		63,716	4,012,834
MGM Mirage	(1)	19,644	1,428,905
Starwood Hotels & Resorts Worldwide Inc.		68,514	4,001,218
Station Casinos Inc.	(2)	13,966	763,661
Wynn Resorts Ltd.	(1)	10,886	728,491

			20,291,007

MACHINERY—0.66%
AGCO Corp.	(1)	29,677	649,630
Briggs & Stratton Corp.		17,069	709,729
Cummins Inc.	(2)	13,478	1,129,322
Graco Inc.		23,020	859,797
Rockwell Automation Inc.		61,518	3,048,217
Zebra Technologies Corp. Class A	(1)	19,083	1,073,991

			7,470,686

MANUFACTURING—2.08%
Brink’s Co. (The)		18,700	739,024
Carlisle Companies Inc.		10,232	664,261
Crane Co.		17,095	493,020
Donaldson Co. Inc.	(2)	25,452	829,226
Dover Corp.		67,261	2,820,926
Eastman Kodak Co.	(2)	94,853	3,059,009
Eaton Corp.		49,845	3,606,784
Harsco Corp.		13,631	759,792
ITT Industries Inc.		30,647	2,588,139
Pall Corp.		41,793	1,209,907
Pentair Inc.		33,090	1,441,400
Roper Industries Inc.		14,023	852,178
SPX Corp.		25,147	1,007,389
Teleflex Inc.		11,760	610,814
Textron Inc.		39,213	2,893,919

			23,575,788

MEDIA—2.36%
Belo (A.H.) Corp.		32,519	853,299
Cablevision Systems Corp.	(1)	57,165	1,423,408
Citadel Broadcasting Corp.	(1) (2)	17,756	287,292
Cox Radio Inc. Class A	(1)	12,819	211,257
Dex Media Inc.	(2)	17,706	441,942
Dow Jones & Co. Inc.		19,390	834,933
Entercom Communications Corp.	(1)	12,897	462,873
Gemstar-TV Guide International Inc.	(1)	81,058	479,863
Hearst-Argyle Television Inc.		10,167	268,205
Knight Ridder Inc.		25,987	1,739,570
Lee Enterprises Inc.		14,891	686,177
Liberty Media International Inc. Class A	(1)	53,636	2,479,592
McClatchy Co. (The) Class A		6,237	447,879
Media General Inc. Class A		7,803	505,712
Meredith Corp.		12,036	652,351
New York Times Co. Class A		49,084	2,002,627
Radio One Inc. Class D	(1) (2)	27,079	436,513
Scripps (E.W.) Co. Class A		20,773	1,002,920
Sirius Satellite Radio Inc.	(1) (2)	408,983	3,128,720
UnitedGlobalCom Inc. Class A	(1)	114,561	1,106,659
Univision Communications Inc. Class A	(1)	76,276	2,232,599
Washington Post Co. (The) Class B		1,816	1,785,164
Westwood One Inc.	(1)	25,207	678,825
Wiley (John) & Sons Inc. Class A		15,609	543,818
XM Satellite Radio Holdings Inc. Class A	(1) (2)	52,920	1,990,850

			26,683,048

METAL FABRICATE & HARDWARE—0.21%
Precision Castparts Corp.		21,460	1,409,493
Timken Co. (The)		22,286	579,882
Worthington Industries Inc.		21,688	424,651

			2,414,026

MINING—0.53%
Freeport-McMoRan Copper & Gold Inc.		50,786	1,941,549
Owens-Illinois Inc.	(1)	36,283	821,810

Phelps Dodge Corp.			30,943	3,060,882
Southern Peru Copper Corp.	(2)		4,741	223,823

				6,048,064

OFFICE & BUSINESS EQUIPMENT—0.75%
IKON Office Solutions Inc.	(2)		39,635	458,181
Pitney Bowes Inc.			76,497	3,540,281
Xerox Corp.	(1)		264,892	4,505,813

				8,504,275

OFFICE FURNISHINGS—0.15%
Herman Miller Inc.	(2)		23,881	659,832
HNI Corp.			19,279	829,961
Steelcase Inc. Class A	(2)		16,210	224,346

				1,714,139

OIL & GAS—3.50%
Amerada Hess Corp.			25,582	2,107,445
Chesapeake Energy Corp.			88,351	1,457,791
Diamond Offshore Drilling Inc.	(2)		19,501	781,015
ENSCO International Inc.			49,858	1,582,493
EOG Resources Inc.			38,572	2,752,498
Kerr-McGee Corp.			43,763	2,529,064
Marathon Oil Corp.			114,335	4,300,139
Murphy Oil Corp.			27,019	2,173,679
Newfield Exploration Co.	(1)		20,558	1,213,950
Noble Energy Inc.			19,207	1,184,304
Patina Oil & Gas Corp.			23,247	871,762
Patterson-UTI Energy Inc.			55,091	1,071,520
Pioneer Natural Resources Co.			48,019	1,685,467
Pogo Producing Co.			21,144	1,025,273
Premcor Inc.			12,787	539,228
Pride International Inc.	(1)		37,269	765,505
Rowan Companies Inc.	(1)		35,010	906,759
Sunoco Inc.			24,971	2,040,380
Unocal Corp.			87,230	3,771,825
Valero Energy Corp.			85,215	3,868,761
XTO Energy Inc.			84,623	2,993,962

				39,622,820

OIL & GAS SERVICES—1.26%
Baker Hughes Inc.			110,262	4,704,880
BJ Services Co.			53,241	2,477,836
Cooper Cameron Corp.	(1)		17,766	955,988
FMC Technologies Inc.	(1)		22,145	713,069
Grant Prideco Inc.	(1)		40,274	807,494
National-Oilwell Inc.	(1	) (2)	28,529	1,006,788
Smith International Inc.	(1)		34,483	1,876,220
Tidewater Inc.			20,052	714,052
Varco International Inc.	(1)		32,265	940,525

				14,196,852

PACKAGING & CONTAINERS—0.75%
Ball Corp.			37,227	1,637,243
Bemis Co. Inc.			35,549	1,034,120
Packaging Corporation of America			19,999	470,976
Pactiv Corp.	(1)		50,520	1,277,651
Sealed Air Corp.	(1)		27,994	1,491,240
Smurfit-Stone Container Corp.	(2)		83,425	1,558,379
Sonoco Products Co.			32,554	965,226

				8,434,835

PHARMACEUTICALS—2.76%
Accredo Health Inc.	(1)		16,197	448,981

Allergan Inc.		43,474	3,524,437
American Pharmaceutical Partners Inc.	(1) (2)	6,353	237,666
AmerisourceBergen Corp.		34,972	2,052,157
Amylin Pharmaceuticals Inc.	(1) (2)	30,910	722,058
Andrx Corp.	(1)	23,887	521,453
Barr Pharmaceuticals Inc.	(1)	29,283	1,333,548
Cephalon Inc.	(1) (2)	18,658	949,319
Endo Pharmaceuticals Holdings Inc.	(1)	15,724	330,518
Eon Labs Inc.	(1)	9,418	254,286
Express Scripts Inc.	(1)	21,868	1,671,590
Eyetech Pharmaceuticals Inc.	(1)	2,327	105,878
Hospira Inc.	(1)	51,530	1,726,255
ImClone Systems Inc.	(1)	21,985	1,013,069
IVAX Corp.	(1)	62,199	983,988
Kinetic Concepts Inc.	(1)	8,691	663,123
King Pharmaceuticals Inc.	(1)	79,913	990,921
Medco Health Solutions Inc.	(1)	89,718	3,732,269
Medicis Pharmaceutical Corp. Class A	(2)	18,464	648,271
MGI Pharma Inc.	(1) (2)	23,312	652,969
Mylan Laboratories Inc.	(2)	89,013	1,573,750
NBTY Inc.	(1) (2)	18,003	432,252
Neurocrine Biosciences Inc.	(1)	12,128	597,910
Omnicare Inc.		34,504	1,194,528
OSI Pharmaceuticals Inc.	(1) (2)	16,349	1,223,723
Sepracor Inc.	(1) (2)	34,697	2,059,961
VCA Antech Inc.	(1) (2)	21,004	411,678
Watson Pharmaceuticals Inc.	(1)	36,172	1,186,803

			31,243,361

PIPELINES—1.04%
Dynegy Inc. Class A	(1) (2)	94,249	435,430
El Paso Corp.		211,770	2,202,408
Equitable Resources Inc.		20,609	1,250,142
Kinder Morgan Inc.		31,606	2,311,347
National Fuel Gas Co.	(2)	23,880	676,759
Questar Corp.		27,654	1,409,248
Western Gas Resources Inc.		17,455	510,559
Williams Companies Inc.		184,152	2,999,836

			11,795,729

REAL ESTATE—0.16%
Forest City Enterprises Inc. Class A		10,220	588,161
St. Joe Co. (The)		18,320	1,176,144

			1,764,305

REAL ESTATE INVESTMENT TRUSTS—5.67%
AMB Property Corp.		27,455	1,108,907
Annaly Mortgage Management Inc.	(2)	38,835	761,943
Apartment Investment & Management Co. Class A		31,168	1,201,215
Archstone-Smith Trust		64,809	2,482,185
Arden Realty Group Inc.	(2)	21,586	814,224
AvalonBay Communities Inc.	(2)	23,644	1,780,393
Boston Properties Inc.	(2)	27,256	1,762,646
BRE Properties Inc. Class A		16,556	667,372
Camden Property Trust	(2)	13,104	668,304
Catellus Development Corp.	(2)	34,118	1,044,011
CBL & Associates Properties Inc.		7,031	536,817
CenterPoint Properties Trust	(2)	15,370	736,069
Crescent Real Estate Equities Co.		25,857	472,149
Developers Diversified Realty Corp.		33,599	1,490,788
Duke Realty Corp.	(2)	46,918	1,601,781
Equity Office Properties Trust		133,588	3,890,083
Equity Residential		92,732	3,355,044
Federal Realty Investment Trust		17,080	882,182

General Growth Properties Inc.		72,099	2,607,100
Health Care Property Investors Inc.	(2)	43,861	1,214,511
Health Care REIT Inc.		16,886	644,201
Hospitality Properties Trust	(2)	22,161	1,019,406
Host Marriott Corp.	(2)	114,868	1,987,216
HRPT Properties Trust		58,385	749,080
iStar Financial Inc.		36,320	1,643,843
Kimco Realty Corp.	(2)	32,100	1,861,479
Liberty Property Trust	(2)	27,925	1,206,360
Macerich Co. (The)		19,470	1,222,716
Mack-Cali Realty Corp.		20,036	922,257
Mills Corp.		17,770	1,133,015
New Plan Excel Realty Trust Inc.	(2)	33,147	897,621
Pan Pacific Retail Properties Inc.		13,272	832,154
Plum Creek Timber Co. Inc.		60,532	2,326,850
ProLogis		60,013	2,600,363
Public Storage Inc.		27,033	1,507,090
Rayonier Inc.	(2)	16,485	806,281
Reckson Associates Realty Corp.		25,307	830,323
Regency Centers Corp.		20,033	1,109,828
Shurgard Storage Centers Inc. Class A		15,104	664,727
Simon Property Group Inc.		55,440	3,585,305
SL Green Realty Corp.	(2)	13,526	818,999
Thornburg Mortgage Inc.	(2)	29,608	857,448
Trizec Properties Inc.		29,287	554,110
United Dominion Realty Trust Inc.		42,376	1,050,925
Ventas Inc.		27,939	765,808
Vornado Realty Trust	(2)	31,683	2,412,027
Weingarten Realty Investors	(2)	25,105	1,006,710

			64,093,866

RETAIL—6.63%
Abercrombie & Fitch Co. Class A		29,074	1,365,024
Advance Auto Parts Inc.	(1)	24,460	1,068,413
American Eagle Outfitters Inc.		17,636	830,656
AnnTaylor Stores Corp.	(1)	22,528	485,028
Applebee’s International Inc.		27,321	722,641
AutoNation Inc.	(1)	58,473	1,123,266
AutoZone Inc.	(1)	18,429	1,682,752
Barnes & Noble Inc.	(1)	17,459	563,402
Bed Bath & Beyond Inc.	(1)	99,457	3,961,372
Big Lots Inc.	(1) (2)	38,960	472,585
BJ’s Wholesale Club Inc.	(1) (2)	23,016	670,456
Blockbuster Inc.	(2)	60,267	574,947
Borders Group Inc.		25,613	650,570
Brinker International Inc.	(1)	29,736	1,042,842
Cabela’s Inc. Class A	(1) (2)	3,191	72,563
CarMax Inc.	(1) (2)	34,411	1,068,462
Cheesecake Factory (The)	(1) (2)	25,615	831,719
Chico’s FAS Inc.	(1) (2)	29,403	1,338,719
Circuit City Stores Inc.		66,087	1,033,601
Claire’s Stores Inc.		28,978	615,782
Copart Inc.	(1)	21,716	571,565
Darden Restaurants Inc.		53,135	1,473,965
Dillard’s Inc. Class A	(2)	19,733	530,226
Dollar General Corp.		97,468	2,024,410
Dollar Tree Stores Inc.	(1) (2)	37,637	1,079,429
Family Dollar Stores Inc.		50,216	1,568,246
Federated Department Stores Inc.		56,178	3,246,527
Foot Locker Inc.		51,375	1,383,529
Kmart Holding Corp.	(1) (2)	15,603	1,543,917
Limited Brands Inc.		118,555	2,729,136
May Department Stores Co. (The)		95,978	2,821,753
Michaels Stores Inc.		45,644	1,367,951

MSC Industrial Direct Co. Inc. Class A		10,832	389,735
Neiman-Marcus Group Inc. Class A	(2)	14,164	1,013,293
Nordstrom Inc.		35,690	1,667,794
Office Depot Inc.	(1)	103,330	1,793,809
OfficeMax Inc.		29,038	911,212
O’Reilly Automotive Inc.	(1) (2)	16,035	722,377
Outback Steakhouse Inc.	(2)	20,771	950,896
Pacific Sunwear of California Inc.	(1)	25,232	561,664
Penney (J.C.) Co. Inc. (Holding Co.)		80,633	3,338,206
PETCO Animal Supplies Inc.	(1)	13,559	535,309
PETsMART Inc.	(2)	47,664	1,693,502
Pier 1 Imports Inc.		28,856	568,463
RadioShack Corp.		53,109	1,746,224
Regis Corp.		14,571	672,452
Rite Aid Corp.	(1)	142,550	521,733
Ross Stores Inc.		49,692	1,434,608
Ruby Tuesday Inc.	(2)	21,906	571,308
Saks Inc.	(2)	41,991	609,289
Sears, Roebuck and Co.		70,429	3,593,992
7-Eleven Inc.	(1)	8,504	203,671
Talbots Inc. (The)		6,521	177,567
Tiffany & Co.		48,503	1,550,641
Toys R Us Inc.	(1)	70,571	1,444,588
Urban Outfitters Inc.	(1)	15,032	667,421
Wendy’s International Inc.		37,642	1,477,825
Williams-Sonoma Inc.	(1)	31,019	1,086,906
Yum! Brands Inc.		95,797	4,519,702

			74,939,641

SAVINGS & LOANS—0.86%
Astoria Financial Corp.		25,895	1,035,023
Capitol Federal Financial	(2)	7,031	253,116
Hudson City Bancorp Inc.		22,204	817,551
Independence Community Bank Corp.		27,562	1,173,590
New York Community Bancorp Inc.	(2)	87,448	1,798,805
People’s Bank		12,833	499,075
Sovereign Bancorp Inc.		113,364	2,556,358
Washington Federal Inc.		25,994	689,881
Webster Financial Corp.		17,289	875,515

			9,698,914

SEMICONDUCTORS—3.27%
Advanced Micro Devices Inc.	(1)	117,003	2,576,406
Agere Systems Inc. Class B	(1)	571,085	770,965
Altera Corp.	(1)	123,871	2,564,130
Amkor Technology Inc.	(1)	32,156	214,802
Applied Micro Circuits Corp.	(1)	104,030	437,966
Atmel Corp.	(1)	137,377	538,518
Conexant Systems Inc.	(1)	153,904	306,269
Cree Inc.	(1) (2)	24,579	985,126
Cypress Semiconductor Corp.	(1)	40,744	477,927
Fairchild Semiconductor International Inc. Class A	(1)	39,402	640,677
Freescale Semiconductor Inc. Class B	(1)	128,654	2,362,087
Integrated Circuit Systems Inc.	(1)	23,882	499,611
International Rectifier Corp.	(1)	21,900	976,083
Intersil Corp. Class A		49,655	831,225
KLA-Tencor Corp.	(1)	65,055	3,030,262
Lam Research Corp.	(1)	44,514	1,286,900
Linear Technology Corp.		102,414	3,969,567
LSI Logic Corp.	(1)	127,346	697,856
MEMC Electronic Materials Inc.	(1) (2)	25,545	338,471
Microchip Technology Inc.		68,838	1,835,221
Micron Technology Inc.	(1)	190,937	2,358,072
National Semiconductor Corp.		118,501	2,127,093

Novellus Systems Inc.		46,433	1,295,016
NVIDIA Corp.	(1)	55,120	1,298,627
PMC-Sierra Inc.	(1) (2)	58,414	657,157
QLogic Corp.	(1)	31,390	1,152,955
Rambus Inc.	(1)	28,683	659,709
Semtech Corp.	(1) (2)	24,821	542,835
Silicon Laboratories Inc.	(1)	12,169	429,687
Teradyne Inc.	(1)	64,472	1,100,537

			36,961,757

SOFTWARE—3.25%
Activision Inc.	(1)	44,473	897,465
Acxiom Corp.		25,031	658,315
Adobe Systems Inc.		79,029	4,958,279
Autodesk Inc.		77,770	2,951,372
Avid Technology Inc.	(1)	11,317	698,825
BEA Systems Inc.	(1)	121,092	1,072,875
BMC Software Inc.	(1)	74,291	1,381,813
Certegy Inc.		20,963	744,815
Citrix Systems Inc.	(1)	56,156	1,377,507
Compuware Corp.	(1)	127,163	822,745
Dun & Bradstreet Corp.	(1)	23,460	1,399,389
Fair Isaac Corp.	(2)	23,354	856,625
Fiserv Inc.	(1)	64,512	2,592,737
Global Payments Inc.		9,210	539,153
IMS Health Inc.		77,596	1,801,003
Intuit Inc.	(1)	58,368	2,568,776
Mercury Interactive Corp.	(1)	28,043	1,277,359
NAVTEQ Corp.	(1)	13,335	618,211
Novell Inc.	(1)	126,462	853,619
Pixar Inc.	(1) (2)	8,036	687,962
Red Hat Inc.	(1) (2)	53,306	711,635
SEI Investments Co.		21,186	888,329
Siebel Systems Inc.	(1)	141,482	1,485,561
Sybase Inc.	(1)	31,880	636,006
Total System Services Inc.		12,199	296,436
Veritas Software Corp.	(1)	141,526	4,040,567

			36,817,379

TELECOMMUNICATIONS—3.10%
ADC Telecommunications Inc.	(1)	267,381	716,581
ADTRAN Inc.		21,019	402,304
American Tower Corp. Class A	(1)	71,054	1,307,394
Andrew Corp.	(1)	53,522	729,505
Avaya Inc.	(1)	129,874	2,233,833
CenturyTel Inc.		46,092	1,634,883
CIENA Corp.	(1)	188,590	629,891
Citizens Communications Co.		110,762	1,527,408
Comverse Technology Inc.	(1)	64,514	1,577,367
Crown Castle International Corp.	(1)	62,997	1,048,270
Foundry Networks Inc.	(1)	39,687	522,281
Harris Corp.		21,967	1,357,341
IDT Corp. Class B	(1) (2)	19,771	306,055
JDS Uniphase Corp.	(1)	454,870	1,441,938
Juniper Networks Inc.	(1)	175,424	4,769,779
Level 3 Communications Inc.	(1) (2)	223,675	758,258
Nextel Partners Inc. Class A	(1)	40,383	789,084
NII Holdings Inc. Class B	(1)	18,770	890,637
NTL Inc.	(1)	22,882	1,669,471
Plantronics Inc.		15,740	652,738
Polycom Inc.	(1)	33,055	770,843
Qwest Communications International Inc.	(1)	488,556	2,169,189
Scientific-Atlanta Inc.		50,661	1,672,320
SpectraSite Inc.	(1)	12,879	745,694

Telephone & Data Systems Inc.		16,319	1,255,747
Tellabs Inc.	(1)	151,862	1,304,493
3Com Corp.	(1)	128,825	537,198
United States Cellular Corp.	(1)	5,077	227,247
UTStarcom Inc.	(1) (2)	30,046	665,519
Western Wireless Corp. Class A	(1)	27,148	795,436

			35,108,704

TEXTILES—0.30%
Cintas Corp.		41,282	1,810,629
Mohawk Industries Inc.	(1)	17,210	1,570,413

			3,381,042

TOYS, GAMES & HOBBIES—0.37%
Hasbro Inc.		51,555	999,136
Marvel Enterprises Inc.	(1) (2)	23,367	478,556
Mattel Inc.		139,778	2,724,273

			4,201,965

TRANSPORTATION—1.82%
Burlington Northern Santa Fe Corp.		122,778	5,808,627
CH Robinson Worldwide Inc.		28,205	1,565,942
CNF Inc.		16,795	841,430
CSX Corp.		71,043	2,847,403
Expeditors International Washington Inc.	(2)	34,761	1,942,445
Hunt (J.B.) Transport Services Inc.		18,821	844,122
Norfolk Southern Corp.		129,783	4,696,847
Ryder System Inc.		21,587	1,031,211
SIRVA Inc.	(1)	6,874	132,118
Yellow Roadway Corp.	(1)	15,906	886,123

			20,596,268

WATER—0.07%
Aqua America Inc.		30,576	751,864

			751,864

TOTAL COMMON STOCKS (Cost: $994,997,031)			1,130,159,228

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.64%

COMMERCIAL PAPER—2.41%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$303,080	303,022
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	151,540	151,530
2.33%, 01/10/05	(3)	303,080	302,943
Barton Capital Corp.
2.27%, 01/04/05	(3)	620,405	620,365
2.27%, 01/10/05	(3)	674,025	673,728
2.30%, 01/21/05	(3)	245,034	244,752
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	742,558	742,465
2.29%, 01/07/05	(3)	606,160	606,006
Cantabric Finance LLC
2.27%, 01/03/05	(3)	315,203	315,203
2.28%, 01/03/05	(3)	351,573	351,573
2.38%, 01/20/05	(3)	606,160	605,479
Chariot Funding LLC

2.31%, 01/11/05	(3)	461,973	461,735
Corporate Asset Funding
2.21%, 02/07/05	(3)	454,620	453,645
2.26%, 02/03/05	(3)	606,160	604,980
CRC Funding LLC
2.21%, 02/07/05	(3)	151,540	151,215
Den Danske Bank NY
2.25%, 01/03/05	(3)	151,540	151,540
DEPFA Bank PLC
2.28%, 05/03/05	(3)	303,080	300,782
Edison Asset Securitization
2.26%, 05/04/05	(3)	757,700	751,944
Fairway Finance Corp.
2.55%, 01/03/05	(3)	584,490	584,490
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	121,232	121,156
2.30%, 02/02/05	(3)	606,160	604,998
2.31%, 01/11/05	(3)	613,512	613,198
2.33%, 01/12/05	(3)	282,549	282,385
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	303,080	302,909
2.28%, 04/27/05	(3)	454,620	451,337
Fortis Funding LLC
2.35%, 05/09/05	(3)	848,624	841,644
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	303,080	302,944
General Electric Capital Corp.
2.24%, 02/02/05	(3)	1,818,479	1,815,085
2.26%, 01/05/05	(3)	606,160	606,084
2.29%, 01/24/05	(3)	151,540	151,338
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	212,156	211,928
2.38%, 01/19/05	(3)	242,464	242,207
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	336,558	335,818
2.30%, 02/02/05	(3)	151,540	151,249
2.33%, 02/03/05	(3)	151,540	151,236
Grampian Funding LLC
2.27%, 02/01/05	(3)	454,620	453,788
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	252,478	252,365
2.30%, 02/01/05	(3)	303,080	302,518
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	510,071	509,774
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	352,033	351,875
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	206,773	206,721
2.32%, 01/10/05	(3)	311,724	311,583
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	394,004	393,293
Nationwide Building Society
2.21%, 02/10/05	(3)	606,160	604,746
New Center Asset Trust
2.25%, 02/02/05	(3)	569,790	568,722
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	304,280	303,968
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	303,080	302,770
2.30%, 02/02/05	(3)	303,080	302,499
2.34%, 01/20/05	(3)	454,620	454,117
Scaldis Capital LLC
2.28%, 01/07/05	(3)	545,544	545,406
Solitaire Funding Ltd.

2.28%, 01/04/05	(3)	364,447	364,424
2.28%, 02/02/05	(3)	386,403	385,668
Sydney Capital Corp.
2.25%, 01/18/05	(3)	303,080	302,796
2.29%, 01/06/05	(3)	445,649	445,564
Tulip Funding Corp.
2.25%, 01/14/05	(3)	303,080	302,872
2.35%, 01/13/05	(3)	883,090	882,513
2.36%, 01/24/05	(3)	606,160	605,325
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	1,212,320	1,212,241
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	303,080	303,042
2.30%, 01/07/05	(3)	303,080	303,002
2.32%, 01/14/05	(3)	303,080	302,865
Yorktown Capital LLC
2.32%, 01/10/05	(3)	303,080	302,943
2.34%, 01/13/05	(3)	151,540	151,441

			27,291,754

FLOATING RATE NOTES—3.43%
American Express Credit Corp.
2.43%, 10/26/05	(3)	1,212,320	1,212,812
Bank of Nova Scotia
2.34%, 09/26/05	(3)	151,540	151,491
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	363,696	363,672
2.32%, 09/23/05	(3) (4)	545,544	545,387
2.32%, 09/27/05	(3) (4)	484,928	484,786
2.44%, 03/15/05	(3) (4)	303,080	303,129
2.47%, 10/27/05	(3) (4)	575,852	576,368
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	909,240	909,034
2.34%, 12/14/05	(3)	545,544	545,376
2.36%, 10/31/05	(3)	606,160	606,030
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	1,072,903	1,072,903
CC USA Inc.
2.06%, 07/29/05	(3) (4)	606,160	606,056
2.27%, 05/04/05	(3) (4)	606,160	606,120
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	151,540	151,540
Den Danske Bank NY
2.32%, 08/12/05	(3)	606,160	606,050
2.33%, 10/17/05	(3)	606,160	606,018
2.35%, 08/26/05	(3)	606,160	606,043
DEPFA Bank PLC
2.47%, 09/15/05	(3)	606,160	606,160
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	503,113	503,027
Fairway Finance LLC
2.35%, 03/14/05	(3)	606,160	606,160
2.37%, 01/20/05	(3)	303,080	303,080
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	1,212,320	1,212,320
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	484,928	484,912
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	347,663	347,663
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	606,160	606,160
K2 USA LLC
2.05%, 07/25/05	(3) (4)	303,080	303,046

2.33%, 06/10/05	(3) (4)	606,160	606,128
2.33%, 09/12/05	(3) (4)	606,160	606,077
2.39%, 10/20/05	(3) (4)	606,160	606,176
Links Finance LLC
2.12%, 04/25/05	(3)	606,160	606,282
2.35%, 04/15/05	(3) (4)	606,160	606,126
2.36%, 11/16/05	(3) (4)	303,080	303,027
National City Bank (Ohio)
2.29%, 08/09/05	(3)	606,160	606,051
2.35%, 06/23/05	(3)	606,160	606,075
2.36%, 06/10/05	(3)	303,080	303,121
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	606,160	606,160
2.58%, 01/27/06	(3) (4)	1,030,472	1,030,588
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	606,160	606,040
Northern Rock PLC
2.02%, 01/13/05	(3)	575,852	575,852
2.39%, 10/25/05	(3)	1,212,320	1,212,320
Permanent Financing PLC
2.32%, 03/10/05	(3)	606,160	606,160
2.34%, 09/12/05	(3)	757,700	757,700
2.35%, 06/10/05	(3)	272,772	272,772
Sedna Finance Inc.
2.37%, 01/10/06	(3)	121,232	121,201
Sigma Finance Inc.
2.01%, 01/09/06	(3)	606,160	606,028
2.28%, 12/06/05	(3) (4)	606,160	605,983
2.34%, 10/07/05	(3) (4)	212,156	212,106
2.39%, 08/17/05	(3)	303,080	303,096
2.39%, 09/15/05	(3)	757,700	757,748
2.47%, 11/28/05	(3) (4)	606,160	606,652
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	503,113	503,103
2.30%, 04/07/05	(3) (4)	222,461	222,455
2.33%, 02/25/05	(3) (4)	339,449	339,440
2.36%, 01/18/05	(3) (4)	266,710	266,709
2.37%, 09/15/05	(3) (4)	533,421	533,362
2.39%, 07/25/05	(3) (4)	606,160	606,126
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	909,240	909,240
2.40%, 01/25/05	(3)	909,240	909,240
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	394,004	393,945
2.36%, 07/15/05	(3) (4)	454,620	454,571
2.36%, 09/15/05	(3)	454,620	454,557
2.36%, 10/14/05	(3) (4)	303,080	303,056
2.38%, 01/17/06	(3) (4)	212,156	212,154
2.45%, 06/15/05	(3) (4)	303,080	303,049
White Pine Finance LLC
2.02%, 07/11/05	(3)	151,540	151,531
2.24%, 11/01/05	(3) (4)	309,141	309,059
2.27%, 07/05/05	(3)	303,080	303,047
2.29%, 05/20/05	(3)	272,772	272,762
2.35%, 04/15/05	(3) (4)	454,620	454,594
2.37%, 06/15/05	(3) (4)	248,526	248,526
2.37%, 01/13/06	(3) (4)	606,160	606,093
2.38%, 03/29/05	(3)	260,649	260,635
2.38%, 06/28/05	(3)	406,127	406,087
2.38%, 08/26/05	(3) (4)	303,080	303,041
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	432,798	432,798

			38,813,992

MEDIUM-TERM NOTES—0.17%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	606,160	606,143
1.51%, 02/15/05	(3) (4)	394,004	394,076
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	454,620	454,619
K2 USA LLC
1.46%, 01/12/05	(3) (4)	303,080	303,079
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	151,540	151,537

			1,909,454
MONEY MARKET FUNDS—1.43%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	2,424,639	2,424,639
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	7,358,611	7,358,611
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	6,061,598	6,061,598
BlackRock Temp Cash Money Market Fund	(3)	113,044	113,044
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	228,719	228,719

			16,186,611

REPURCHASE AGREEMENTS—0.80%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$6,061,598	6,061,598
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	3,030,799	3,030,799

			9,092,397

TIME DEPOSITS—1.20%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	606,160	606,160
1.33%, 02/10/05	(3)	303,080	303,075
1.39%, 02/02/05	(3)	303,080	303,076
1.39%, 04/08/05	(3)	424,312	424,295
2.63%, 01/04/05	(3)	606,160	606,160
Bank of America N.A.
1.50%, 01/03/05	(3)	620,275	620,275
Credit Suisse First Boston
2.34%, 01/14/05	(3)	909,240	909,240
Fifth Third Bancorp
2.18%, 01/03/05	(3)	606,160	606,160
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	387,942	387,933
Natexis Banques
2.32%, 02/02/05	(3)	151,540	151,541
National City Bank (Ohio)
1.25%, 01/06/05	(3)	606,160	606,161
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	606,160	606,109
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	1,060,780	1,060,739
1.34%, 02/10/05	(3)	242,464	242,460
1.77%, 05/10/05	(3)	303,080	303,069
1.90%, 05/11/05	(3)	303,080	303,070
2.25%, 01/31/05	(3)	303,080	303,080
2.30%, 05/12/05	(3)	151,540	151,502
2.66%, 11/09/05	(3)	606,160	606,084
UBS Finance (Connecticut)

2.32%, 01/07/05	(3)	606,160	606,160
2.67%, 11/09/05	(3)	242,464	242,444
Washington Mutual Bank
2.27%, 02/02/05	(3)	242,464	242,464
2.35%, 02/02/05	(3)	969,856	969,848
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	2,424,639	2,424,639

			13,585,744

U.S. GOVERNMENT AGENCY NOTES—0.20%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	424,312	424,692
1.80%, 01/18/05	(3)	281,864	281,653
1.80%, 01/19/05	(3)	303,080	302,837
2.06%, 05/31/05	(3)	302,189	299,630
Federal National Mortgage Association
2.33%, 07/22/05	(3)	909,240	897,495

			2,206,307

TOTAL SHORT-TERM INVESTMENTS (Cost: $109,086,259)			109,086,259

TOTAL INVESTMENTS IN SECURITIES — 109.55% (Cost: $1,104,083,290)	(7)		1,239,245,487
Other Assets, Less Liabilities — (9.55%)			(108,049,007)

NET ASSETS — 100.00%			$1,131,196,480

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $1,106,971,780. Net unrealized appreciation aggregated $132,273,707, of which $147,328,081 represented gross unrealized appreciation on securities and $15,054,374 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2004

Security		Shares	Value

COMMON STOCKS—99.97%

ADVERTISING—0.79%
Getty Images Inc.	(1) (2)	24,584	$1,692,608
Harte-Hanks Inc.		29,098	755,966
Interpublic Group of Companies Inc.	(1)	161,372	2,162,385
Lamar Advertising Co.	(1)	37,580	1,607,672
West Corp.	(1)	9,073	300,407

			6,519,038

AEROSPACE & DEFENSE—0.99%
Alliant Techsystems Inc.	(1)	14,036	917,674
L-3 Communications Holdings Inc.		30,018	2,198,518
Rockwell Collins Inc.		101,296	3,995,114
United Defense Industries Inc.	(1)	21,486	1,015,213

			8,126,519

AIRLINES—0.91%
AMR Corp.	(1) (2)	43,807	479,687
JetBlue Airways Corp.	(1) (2)	51,688	1,200,195
Southwest Airlines Co.		356,494	5,803,722

			7,483,604

APPAREL—0.93%
Coach Inc.	(1)	107,466	6,061,082
Columbia Sportswear Co.	(1) (2)	8,068	480,933
Polo Ralph Lauren Corp.		3,555	151,443
Reebok International Ltd.	(2)	4,124	181,456
Timberland Co. Class A	(1)	11,490	720,078

			7,594,992

AUTO MANUFACTURERS—0.25%
Navistar International Corp.	(1)	19,081	839,182
Oshkosh Truck Corp.		17,954	1,227,695

			2,066,877

AUTO PARTS & EQUIPMENT—0.26%
BorgWarner Inc.		7,740	419,276
Johnson Controls Inc.		26,755	1,697,337

			2,116,613

BANKS—2.11%
Commerce Bancorp Inc.	(2)	39,408	2,537,875
First Marblehead Corp. (The)	(1)	9,984	561,600
Fremont General Corp.		26,110	657,450
Genworth Financial Inc. Class A		11,499	310,473
Investors Financial Services Corp.	(2)	37,683	1,883,396
NewAlliance Bancshares Inc.		51,360	785,808
North Fork Bancorp Inc.		48,413	1,396,715
Northern Trust Corp.		33,278	1,616,645
Synovus Financial Corp.		120,436	3,442,061
TCF Financial Corp.		71,069	2,284,158
UCBH Holdings Inc.	(2)	25,700	1,177,574

Valley National Bancorp		3,216	88,922
W Holding Co. Inc.		24,321	557,929

			17,300,606

BEVERAGES—0.36%
Brown-Forman Corp. Class B		16,680	811,982
Pepsi Bottling Group Inc.		78,577	2,124,722

			2,936,704

BIOTECHNOLOGY—3.07%
Affymetrix Inc.	(1) (2)	34,393	1,257,064
Celgene Corp.	(1)	93,425	2,478,565
Charles River Laboratories International Inc.	(1)	34,318	1,578,971
Chiron Corp.	(1)	62,541	2,084,492
Genzyme Corp.	(1)	139,716	8,113,308
ICOS Corp.	(1) (2)	14,651	414,330
Invitrogen Corp.	(1)	14,536	975,802
Martek Biosciences Corp.	(1) (2)	14,763	755,866
MedImmune Inc.	(1)	142,065	3,851,382
Millennium Pharmaceuticals Inc.	(1)	93,542	1,133,729
Millipore Corp.	(1)	28,085	1,398,914
Nektar Therapeutics	(1)	47,580	963,019
Protein Design Labs Inc.	(1)	9,349	193,150

			25,198,592

BUILDING MATERIALS—0.57%
American Standard Companies Inc.	(1)	106,257	4,390,539
Florida Rock Industries Inc.		4,511	268,540

			4,659,079

CHEMICALS—1.05%
Ecolab Inc.		105,215	3,696,203
International Flavors & Fragrances Inc.		40,106	1,718,141
Praxair Inc.		53,423	2,358,625
Sherwin-Williams Co. (The)		5,926	264,477
Sigma-Aldrich Corp.		9,147	553,028

			8,590,474

COAL—0.22%
Arch Coal Inc.		13,337	473,997
CONSOL Energy Inc.		32,033	1,314,955

			1,788,952

COMMERCIAL SERVICES—4.83%
Alliance Data Systems Corp.	(1) (2)	25,489	1,210,218
ARAMARK Corp. Class B		57,879	1,534,372
BearingPoint Inc.	(1)	14,586	117,126
Block (H & R) Inc.		94,178	4,614,722
Career Education Corp.	(1) (2)	57,806	2,312,240
ChoicePoint Inc.	(1)	50,454	2,320,379
Corinthian Colleges Inc.	(1) (2)	51,633	973,024
Corporate Executive Board Co. (The)		22,238	1,488,612
DeVry Inc.	(1) (2)	33,795	586,681
Education Management Corp.	(1)	41,645	1,374,701
Equifax Inc.		49,925	1,402,892
Hewitt Associates Inc. Class A	(1)	22,996	736,102
Iron Mountain Inc.	(1) (2)	62,436	1,903,674
ITT Educational Services Inc.	(1) (2)	26,021	1,237,299
Laureate Education Inc.	(1)	17,627	777,174
Manpower Inc.		24,499	1,183,302
McKesson Corp.		75,253	2,367,459
MoneyGram International Inc.		22,275	470,894
Moody’s Corp.		71,724	6,229,229
Pharmaceutical Product Development Inc.	(1)	27,396	1,131,181

Rent-A-Center Inc.	(1)	24,876	659,214
Robert Half International Inc.		84,332	2,481,891
ServiceMaster Co. (The)		96,892	1,336,141
Viad Corp.		5,672	161,595
Weight Watchers International Inc.	(1) (2)	23,230	954,056

			39,564,178

COMPUTERS—5.43%
Affiliated Computer Services Inc. Class A	(1) (2)	48,709	2,931,795
Apple Computer Inc.	(1)	115,477	7,436,719
Cadence Design Systems Inc.	(1)	87,280	1,205,337
Ceridian Corp.	(1)	54,626	998,563
Cognizant Technology Solutions Corp.	(1)	74,018	3,133,182
DST Systems Inc.	(1)	42,687	2,224,846
Henry (Jack) & Associates Inc.		39,063	777,744
Lexmark International Inc.	(1)	74,198	6,306,830
Maxtor Corp.	(1)	58,337	309,186
National Instruments Corp.	(2)	30,736	837,556
NCR Corp.	(1)	42,828	2,964,982
Network Appliance Inc.	(1)	177,026	5,880,804
Reynolds & Reynolds Co. (The) Class A		33,122	878,064
SanDisk Corp.	(1) (2)	76,778	1,917,147
Storage Technology Corp.	(1)	12,773	403,755
SunGard Data Systems Inc.	(1)	144,978	4,107,227
Synopsys Inc.	(1)	88,242	1,731,308
Unisys Corp.	(1)	9,838	100,151
Western Digital Corp.	(1)	33,107	358,880

			44,504,076

COSMETICS & PERSONAL CARE—0.55%
Alberto-Culver Co.		34,381	1,669,885
Estee Lauder Companies Inc. Class A		61,751	2,826,343

			4,496,228

DISTRIBUTION & WHOLESALE—0.67%
CDW Corp.		36,767	2,439,490
Fastenal Co.	(2)	34,774	2,140,687
Grainger (W.W.) Inc.		3,502	233,303
Hughes Supply Inc.		16,282	526,723
Ingram Micro Inc. Class A	(1)	8,644	179,795

			5,519,998

DIVERSIFIED FINANCIAL SERVICES—3.38%
Ameritrade Holding Corp.	(1)	134,507	1,912,690
BlackRock Inc.		10,503	811,462
CapitalSource Inc.	(1) (2)	36,823	945,246
Chicago Mercantile Exchange Holdings Inc.	(2)	18,863	4,313,968
Doral Financial Corp.		49,214	2,423,790
E*TRADE Financial Corp.	(1)	118,956	1,778,392
Eaton Vance Corp.		38,779	2,022,325
Federated Investors Inc. Class B		42,225	1,283,640
Friedman, Billings, Ramsey Group Inc. Class A	(2)	44,229	857,600
IndyMac Bancorp Inc.		16,689	574,936
Instinet Group Inc.	(1)	4,042	24,373
Legg Mason Inc.	(2)	59,789	4,380,142
Nuveen Investments Inc. Class A		7,686	303,366
Providian Financial Corp.	(1)	46,329	763,039
T. Rowe Price Group Inc.		62,149	3,865,668
Waddell & Reed Financial Inc. Class A		47,247	1,128,731
Westcorp Inc.		4,675	214,723
WFS Financial Inc.		1,769	89,830

			27,693,921

ELECTRIC—0.64%
AES Corp. (The)	(1)	363,914	4,974,704
Allegheny Energy Inc.	(1) (2)	14,536	286,505

			5,261,209

ELECTRICAL COMPONENTS & EQUIPMENT—0.61%
American Power Conversion Corp.		53,744	1,150,122
AMETEK Inc.		27,344	975,360
Energizer Holdings Inc.	(1)	18,088	898,793
Molex Inc.		64,757	1,942,710

			4,966,985

ELECTRONICS—3.09%
Amphenol Corp. Class A	(1)	38,646	1,419,854
AVX Corp.	(2)	10,868	136,937
Cogent Inc.	(1)	8,096	267,168
Fisher Scientific International Inc.	(1)	62,232	3,882,032
FLIR Systems Inc.	(1) (2)	19,255	1,228,276
Gentex Corp.	(2)	44,025	1,629,806
Jabil Circuit Inc.	(1)	93,038	2,379,912
Mettler Toledo International Inc.	(1)	14,290	733,220
PerkinElmer Inc.		37,593	845,467
Sanmina-SCI Corp.	(1)	150,323	1,273,236
Solectron Corp.	(1)	533,750	2,844,888
Symbol Technologies Inc.		133,834	2,315,328
Tektronix Inc.		43,675	1,319,422
Thermo Electron Corp.	(1)	53,179	1,605,474
Vishay Intertechnology Inc.	(1)	15,981	240,035
Waters Corp.	(1)	68,247	3,193,277

			25,314,332

ENGINEERING & CONSTRUCTION—0.27%
Fluor Corp.	(2)	18,588	1,013,232
Jacobs Engineering Group Inc.	(1)	25,429	1,215,252

			2,228,484

ENTERTAINMENT—0.38%
DreamWorks Animation SKG Inc. Class A	(1) (2)	7,912	296,779
GTECH Holdings Corp.		67,646	1,755,414
International Speedway Corp. Class A		17,321	914,549
Metro-Goldwyn-Mayer Inc.		9,387	111,518
Regal Entertainment Group Class A	(2)	2,928	60,756

			3,139,016

ENVIRONMENTAL CONTROL—0.23%
Allied Waste Industries Inc.	(1)	67,716	628,404
Nalco Holding Co.	(1)	4,245	82,862
Stericycle Inc.	(1)	24,869	1,142,731

			1,853,997

FOOD—1.45%
Campbell Soup Co.		65,349	1,953,282
Hershey Foods Corp.		77,079	4,280,968
McCormick & Co. Inc. NVS		59,252	2,287,127
Whole Foods Market Inc.	(2)	35,302	3,366,046

			11,887,423

HAND & MACHINE TOOLS—0.43%
Black & Decker Corp.		39,469	3,486,297

			3,486,297

HEALTH CARE-PRODUCTS—4.39%
Bard (C.R.) Inc.		59,584	3,812,184
Bausch & Lomb Inc.		19,103	1,231,379
Beckman Coulter Inc.		35,169	2,355,971

Biomet Inc.		145,288	6,304,046
Cooper Companies Inc.	(2)	18,442	1,301,821
Cytyc Corp.	(1)	63,015	1,737,324
Dade Behring Holdings Inc.	(1)	20,976	1,174,656
DENTSPLY International Inc.		45,974	2,583,739
Edwards Lifesciences Corp.	(1) (2)	33,844	1,396,403
Gen-Probe Inc.	(1)	28,001	1,265,925
Henry Schein Inc.	(1) (2)	22,527	1,568,780
Hillenbrand Industries Inc.		7,175	398,500
IDEXX Laboratories Inc.	(1)	19,888	1,085,686
INAMED Corp.	(1)	20,191	1,277,081
Patterson Companies Inc.	(1) (2)	69,896	3,032,787
ResMed Inc.	(1) (2)	19,358	989,194
Respironics Inc.	(1)	19,945	1,084,210
Varian Medical Systems Inc.	(1)	78,110	3,377,476

			35,977,162

HEALTH CARE-SERVICES—4.61%
Community Health Systems Inc.	(1)	17,697	493,392
Covance Inc.	(1)	35,742	1,385,003
Coventry Health Care Inc.	(1)	50,603	2,686,007
DaVita Inc.	(1)	56,629	2,238,544
Health Management Associates Inc. Class A		123,084	2,796,468
Laboratory Corp. of America Holdings	(1)	76,454	3,808,938
Lincare Holdings Inc.	(1)	56,755	2,420,601
Manor Care Inc.		40,877	1,448,272
PacifiCare Health Systems Inc.	(1)	11,274	637,206
Quest Diagnostics Inc.		46,511	4,444,126
Renal Care Group Inc.	(1)	38,022	1,368,412
Triad Hospitals Inc.	(1) (2)	15,586	579,955
Universal Health Services Inc. Class B		14,670	652,815
WellChoice Inc.	(1)	4,646	248,096
WellPoint Inc.	(1)	109,703	12,615,845

			37,823,680

HOME BUILDERS—1.63%
Centex Corp.		33,974	2,024,171
D.R. Horton Inc.		72,773	2,933,480
Hovnanian Enterprises Inc. Class A	(1)	14,529	719,476
KB Home		1,009	105,340
Lennar Corp. Class A	(2)	31,611	1,791,711
M.D.C. Holdings Inc.		7,531	650,980
NVR Inc.	(1)	3,076	2,366,674
Pulte Homes Inc.		24,979	1,593,660
Ryland Group Inc.		4,246	244,315
Standard-Pacific Corp.		1,135	72,799
Toll Brothers Inc.	(1)	12,183	835,876

			13,338,482

HOME FURNISHINGS—0.73%
Harman International Industries Inc.		33,611	4,268,597
Leggett & Platt Inc.		41,185	1,170,890
Maytag Corp.	(2)	25,003	527,563

			5,967,050

HOUSEHOLD PRODUCTS & WARES—1.87%
Avery Dennison Corp.		63,085	3,783,207
Church & Dwight Co. Inc.		35,256	1,185,307
Clorox Co.		60,551	3,568,270
Fortune Brands Inc.		78,507	6,059,170
Fossil Inc.	(1)	22,561	578,464
Scotts Co. (The) Class A	(1)	2,641	194,166

			15,368,584

HOUSEWARES—0.03%
Newell Rubbermaid Inc.		11,609	280,822

			280,822

INSURANCE—0.86%
Ambac Financial Group Inc.		14,835	1,218,399
Berkley (W.R.) Corp.		2,864	135,095
Brown & Brown Inc.		30,856	1,343,779
Gallagher (Arthur J.) & Co.		48,845	1,587,463
HCC Insurance Holdings Inc.		10,346	342,660
Markel Corp.	(1)	2,133	776,412
Radian Group Inc.		18,780	999,847
Transatlantic Holdings Inc.		1,557	96,269
Unitrin Inc.		11,300	513,585

			7,013,509

INTERNET—1.81%
Akamai Technologies Inc.	(1) (2)	61,085	795,938
Ask Jeeves Inc.	(1)	32,974	882,055
Avocent Corp.	(1)	24,260	983,015
CheckFree Corp.	(1) (2)	30,220	1,150,778
Macromedia Inc.	(1)	39,324	1,223,763
McAfee Inc.	(1)	74,448	2,153,781
Monster Worldwide Inc.	(1)	57,532	1,935,376
NetFlix Inc.	(1) (2)	19,666	242,482
TIBCO Software Inc.	(1)	97,113	1,295,487
VeriSign Inc.	(1)	98,135	3,289,485
WebMD Corp.	(1) (2)	107,712	878,930

			14,831,090

INVESTMENT COMPANIES—0.07%
American Capital Strategies Ltd.		17,105	570,452

			570,452

IRON & STEEL—0.29%
International Steel Group Inc.	(1) (2)	610	24,742
Nucor Corp.		44,604	2,334,573

			2,359,315

LEISURE TIME—0.39%
Brunswick Corp.		31,361	1,552,370
Polaris Industries Inc.	(2)	24,480	1,665,130

			3,217,500

LODGING—2.63%
Choice Hotels International Inc.		10,521	610,218
Harrah’s Entertainment Inc.		35,223	2,356,066
Hilton Hotels Corp.		187,235	4,257,724
Mandalay Resort Group		38,518	2,712,823
Marriott International Inc. Class A		96,846	6,099,361
MGM Mirage	(1)	6,496	472,519
Starwood Hotels & Resorts Worldwide Inc.		42,416	2,477,094
Station Casinos Inc.		24,131	1,319,483
Wynn Resorts Ltd.	(1) (2)	18,830	1,260,104

			21,565,392

MACHINERY—0.94%
Briggs & Stratton Corp.		22,551	937,671
Graco Inc.		39,555	1,477,379
Rockwell Automation Inc.		69,208	3,429,256
Zebra Technologies Corp. Class A	(1)	32,729	1,841,988

			7,686,294

MANUFACTURING—1.25%
Brink’s Co. (The)			30,586	1,208,759
Donaldson Co. Inc.	(2)		43,774	1,426,157
Dover Corp.			93,560	3,923,906
Harsco Corp.			7,994	445,586
ITT Industries Inc.			19,427	1,640,610
Pall Corp.			6,063	175,524
Roper Industries Inc.			21,341	1,296,893
SPX Corp.			2,641	105,798

				10,223,233

MEDIA—3.48%
Belo (A.H.) Corp.			33,694	884,131
Cablevision Systems Corp.	(1)		84,807	2,111,694
Citadel Broadcasting Corp.	(1)		14,712	238,040
Cox Radio Inc. Class A	(1)		9,515	156,807
Dex Media Inc.	(2)		19,290	481,478
Dow Jones & Co. Inc.			33,339	1,435,577
Entercom Communications Corp.	(1)		11,775	422,605
Gemstar-TV Guide International Inc.	(1)		54,684	323,729
Knight Ridder Inc.			7,599	508,677
Liberty Media International Inc. Class A	(1)		59,270	2,740,052
Media General Inc. Class A			6,435	417,052
Meredith Corp.			20,947	1,135,327
New York Times Co. Class A			77,262	3,152,290
Radio One Inc. Class D	(1)		22,366	360,540
Scripps (E.W.) Co. Class A			35,902	1,733,349
UnitedGlobalCom Inc. Class A	(1	) (2)	155,297	1,500,169
Univision Communications Inc. Class A	(1)		79,458	2,325,736
Washington Post Co. (The) Class B			3,138	3,084,717
Westwood One Inc.	(1)		43,296	1,165,961
Wiley (John) & Sons Inc. Class A			26,891	936,882
XM Satellite Radio Holdings Inc. Class A	(1	) (2)	91,530	3,443,359

				28,558,172

METAL FABRICATE & HARDWARE—0.29%
Precision Castparts Corp.			19,647	1,290,415
Timken Co. (The)			19,518	507,858
Worthington Industries Inc.			31,123	609,388

				2,407,661

MINING—0.43%
Freeport-McMoRan Copper & Gold Inc.	(2)		87,860	3,358,888
Southern Peru Copper Corp.	(2)		4,264	201,303

				3,560,191

OFFICE & BUSINESS EQUIPMENT—0.50%
Pitney Bowes Inc.			73,117	3,383,855
Xerox Corp.	(1)		41,672	708,841

				4,092,696

OFFICE FURNISHINGS—0.31%
Herman Miller Inc.	(2)		41,219	1,138,881
HNI Corp.			33,096	1,424,783

				2,563,664

OIL & GAS—1.70%
Diamond Offshore Drilling Inc.	(2)		17,547	702,757
ENSCO International Inc.			48,020	1,524,155
Newfield Exploration Co.	(1)		17,376	1,026,053
Patina Oil & Gas Corp.			40,162	1,506,075
Patterson-UTI Energy Inc.			87,893	1,709,519
Pioneer Natural Resources Co.			14,252	500,245
Pogo Producing Co.			7,422	359,893
Pride International Inc.	(1)		30,653	629,613

Rowan Companies Inc.	(1)		30,702	795,182
XTO Energy Inc.			146,040	5,166,895

				13,920,387

OIL & GAS SERVICES—2.50%
Baker Hughes Inc.			190,192	8,115,493
BJ Services Co.			91,908	4,277,398
Cooper Cameron Corp.	(1)		6,381	343,362
FMC Technologies Inc.	(1)		38,258	1,231,908
Grant Prideco Inc.	(1)		69,635	1,396,182
National-Oilwell Inc.	(1	) (2)	31,342	1,106,059
Smith International Inc.	(1)		59,608	3,243,271
Tidewater Inc.	(2)		16,515	588,099
Varco International Inc.	(1)		7,484	218,159

				20,519,931

PACKAGING & CONTAINERS—0.62%
Ball Corp.			32,245	1,418,135
Pactiv Corp.	(1)		58,874	1,488,923
Sealed Air Corp.	(1)		40,377	2,150,883

				5,057,941

PHARMACEUTICALS—5.00%
Accredo Health Inc.	(1)		27,592	764,850
Allergan Inc.			75,009	6,080,980
American Pharmaceutical Partners Inc.	(1	) (2)	10,925	408,704
AmerisourceBergen Corp.			16,338	958,714
Amylin Pharmaceuticals Inc.	(1	) (2)	53,459	1,248,802
Andrx Corp.	(1)		41,600	908,128
Barr Pharmaceuticals Inc.	(1)		50,313	2,291,254
Cephalon Inc.	(1	) (2)	31,970	1,626,634
Endo Pharmaceuticals Holdings Inc.	(1)		26,661	560,414
Eon Labs Inc.	(1)		15,921	429,867
Express Scripts Inc.	(1)		37,819	2,890,884
Eyetech Pharmaceuticals Inc.	(1)		3,181	144,736
ImClone Systems Inc.	(1)		38,013	1,751,639
IVAX Corp.	(1)		106,618	1,686,697
Kinetic Concepts Inc.	(1)		14,843	1,132,521
Medco Health Solutions Inc.	(1)		67,315	2,800,304
Medicis Pharmaceutical Corp. Class A	(2)		31,908	1,120,290
MGI Pharma Inc.	(1	) (2)	40,332	1,129,699
Mylan Laboratories Inc.	(2)		153,107	2,706,932
NBTY Inc.	(1)		31,040	745,270
Neurocrine Biosciences Inc.	(1)		20,808	1,025,834
Omnicare Inc.			48,362	1,674,292
OSI Pharmaceuticals Inc.	(1	) (2)	28,277	2,116,533
Sepracor Inc.	(1	) (2)	59,953	3,559,410
VCA Antech Inc.	(1	) (2)	35,888	703,405
Watson Pharmaceuticals Inc.	(1)		17,051	559,443

				41,026,236

PIPELINES—0.08%
Kinder Morgan Inc.			8,702	636,377

				636,377

REAL ESTATE—0.25%
St. Joe Co. (The)			31,526	2,023,969

				2,023,969

REAL ESTATE INVESTMENT TRUSTS—0.85%
Catellus Development Corp.			58,718	1,796,771
CBL & Associates Properties Inc.	(2)		5,355	408,854
General Growth Properties Inc.			15,476	559,612
Mills Corp.			12,526	798,658

Regency Centers Corp.			20,247	1,121,684
Ventas Inc.			26,359	722,500
Weingarten Realty Investors	(2)		38,989	1,563,459

				6,971,538

RETAIL—8.91%
Abercrombie & Fitch Co. Class A			49,912	2,343,368
Advance Auto Parts Inc.	(1)		42,272	1,846,441
American Eagle Outfitters Inc.			27,971	1,317,434
AnnTaylor Stores Corp.	(1)		26,468	569,856
Applebee’s International Inc.			46,878	1,239,923
AutoZone Inc.	(1)		31,702	2,894,710
Barnes & Noble Inc.	(1)		2,914	94,035
Bed Bath & Beyond Inc.	(1)		171,582	6,834,111
Big Lots Inc.	(1)		27,987	339,482
Blockbuster Inc.	(2)		30,721	293,078
Brinker International Inc.	(1)		46,544	1,632,298
Cabela’s Inc. Class A	(1	) (2)	3,467	78,840
CarMax Inc.	(1)		59,186	1,837,725
Cheesecake Factory (The)	(1	) (2)	44,245	1,436,635
Chico’s FAS Inc.	(1	) (2)	50,878	2,316,475
Circuit City Stores Inc.			19,665	307,561
Claire’s Stores Inc.			46,275	983,344
Copart Inc.	(1)		37,821	995,449
Darden Restaurants Inc.			40,561	1,125,162
Dollar General Corp.			168,504	3,499,828
Dollar Tree Stores Inc.	(1	) (2)	64,763	1,857,403
Family Dollar Stores Inc.			86,361	2,697,054
Foot Locker Inc.			37,435	1,008,125
Limited Brands Inc.			11,353	261,346
Michaels Stores Inc.			78,449	2,351,117
MSC Industrial Direct Co. Inc. Class A			18,383	661,420
Nordstrom Inc.			41,483	1,938,501
O’Reilly Automotive Inc.	(1	) (2)	27,719	1,248,741
Outback Steakhouse Inc.	(2)		31,788	1,455,255
Pacific Sunwear of California Inc.	(1)		43,894	977,080
PETCO Animal Supplies Inc.	(1)		23,600	931,728
PETsMART Inc.			82,422	2,928,454
Pier 1 Imports Inc.			22,759	448,352
RadioShack Corp.			91,827	3,019,272
Regis Corp.			10,607	489,513
Rite Aid Corp.	(1)		220,803	808,139
Ross Stores Inc.			85,979	2,482,214
Ruby Tuesday Inc.	(2)		38,113	993,987
7-Eleven Inc.	(1)		14,577	349,119
Talbots Inc. (The)	(2)		10,836	295,064
Tiffany & Co.			83,875	2,681,484
Urban Outfitters Inc.	(1)		26,140	1,160,616
Wendy’s International Inc.			8,357	328,096
Williams-Sonoma Inc.	(1)		53,257	1,866,125
Yum! Brands Inc.			165,249	7,796,448

				73,020,408

SAVINGS & LOANS—0.17%
Hudson City Bancorp Inc.			38,199	1,406,487

				1,406,487

SEMICONDUCTORS—6.72%
Advanced Micro Devices Inc.	(1)		108,388	2,386,704
Agere Systems Inc. Class B	(1)		975,895	1,317,458
Altera Corp.	(1)		213,827	4,426,219
Amkor Technology Inc.	(1)		55,703	372,096
Applied Micro Circuits Corp.	(1)		85,924	361,740
Atmel Corp.	(1)		237,533	931,129

Conexant Systems Inc.	(1)		147,123	292,775
Cree Inc.	(1	) (2)	42,304	1,695,544
Cypress Semiconductor Corp.	(1)		70,210	823,563
Fairchild Semiconductor International Inc. Class A	(1)		37,487	609,539
Freescale Semiconductor Inc. Class B	(1)		181,729	3,336,544
Integrated Circuit Systems Inc.	(1)		41,556	869,352
International Rectifier Corp.	(1)		31,118	1,386,929
Intersil Corp. Class A			43,794	733,112
KLA-Tencor Corp.	(1)		112,270	5,229,537
Lam Research Corp.	(1)		76,484	2,211,152
Linear Technology Corp.			176,686	6,848,349
LSI Logic Corp.	(1)		99,463	545,057
MEMC Electronic Materials Inc.	(1	) (2)	43,158	571,844
Microchip Technology Inc.			118,831	3,168,034
Micron Technology Inc.	(1)		154,924	1,913,311
National Semiconductor Corp.			204,868	3,677,381
Novellus Systems Inc.			59,683	1,664,559
NVIDIA Corp.	(1)		94,628	2,229,436
PMC-Sierra Inc.	(1	) (2)	101,135	1,137,769
QLogic Corp.	(1)		45,379	1,666,771
Rambus Inc.	(1	) (2)	49,663	1,142,249
Semtech Corp.	(1	) (2)	42,549	930,547
Silicon Laboratories Inc.	(1)		20,956	739,956
Teradyne Inc.	(1)		110,696	1,889,581

				55,108,237

SOFTWARE—7.07%
Activision Inc.	(1)		63,640	1,284,255
Acxiom Corp.			43,306	1,138,948
Adobe Systems Inc.			136,312	8,552,215
Autodesk Inc.			134,216	5,093,497
Avid Technology Inc.	(1	) (2)	19,356	1,195,233
BEA Systems Inc.	(1)		208,388	1,846,318
BMC Software Inc.	(1)		37,275	693,315
Certegy Inc.			36,206	1,286,399
Citrix Systems Inc.	(1)		97,155	2,383,212
Dun & Bradstreet Corp.	(1)		40,594	2,421,432
Fair Isaac Corp.	(2)		34,251	1,256,327
Fiserv Inc.	(1)		111,357	4,475,438
Global Payments Inc.			15,993	936,230
IMS Health Inc.			134,175	3,114,202
Intuit Inc.	(1)		100,751	4,434,052
Mercury Interactive Corp.	(1)		48,182	2,194,690
NAVTEQ Corp.	(1)		17,225	798,551
Novell Inc.	(1	) (2)	218,756	1,476,603
Pixar Inc.	(1	) (2)	13,826	1,183,644
Red Hat Inc.	(1	) (2)	92,144	1,230,122
SEI Investments Co.			36,459	1,528,726
Siebel Systems Inc.	(1)		188,153	1,975,607
Total System Services Inc.			21,401	520,044
Veritas Software Corp.	(1)		244,158	6,970,711

				57,989,771

TELECOMMUNICATIONS—4.12%
ADC Telecommunications Inc.	(1)		324,843	870,579
ADTRAN Inc.			36,211	693,079
Andrew Corp.	(1)		39,819	542,733
Avaya Inc.	(1)		224,502	3,861,434
CIENA Corp.	(1)		28,112	93,894
Comverse Technology Inc.	(1)		61,733	1,509,372
Crown Castle International Corp.	(1)		55,053	916,082
Foundry Networks Inc.	(1)		44,725	588,581
Harris Corp.			24,994	1,544,379
IDT Corp. Class B	(1	) (2)	33,614	520,345

JDS Uniphase Corp.	(1)		786,603	2,493,532
Juniper Networks Inc.	(1)		302,587	8,227,341
Level 3 Communications Inc.	(1	) (2)	386,555	1,310,421
Nextel Partners Inc. Class A	(1)		69,777	1,363,443
NII Holdings Inc. Class B	(1)		32,456	1,540,037
Plantronics Inc.			27,267	1,130,762
Polycom Inc.	(1)		36,743	856,847
SpectraSite Inc.	(1)		22,259	1,288,796
Telephone & Data Systems Inc.			12,381	952,718
Tellabs Inc.	(1)		106,691	916,473
United States Cellular Corp.	(1)		4,208	188,350
UTStarcom Inc.	(1	) (2)	45,303	1,003,461
Western Wireless Corp. Class A	(1)		46,932	1,375,108

				33,787,767

TEXTILES—0.55%
Cintas Corp.			71,259	3,125,420
Mohawk Industries Inc.	(1)		15,544	1,418,390

				4,543,810

TOYS, GAMES & HOBBIES—0.35%
Marvel Enterprises Inc.	(1	) (2)	40,499	829,420
Mattel Inc.			105,578	2,057,715

				2,887,135

TRANSPORTATION—1.10%
CH Robinson Worldwide Inc.			48,771	2,707,766
CNF Inc.			8,287	415,179
Expeditors International Washington Inc.	(2)		60,099	3,358,332
Hunt (J.B.) Transport Services Inc.			32,526	1,458,791
Ryder System Inc.			17,416	831,962
SIRVA Inc.	(1)		11,398	219,070

				8,991,100

TOTAL COMMON STOCKS (Cost: $721,937,430)				819,594,237

Security			Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.76%

COMMERCIAL PAPER—2.70%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)		$245,551	245,505
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)		122,776	122,769
2.33%, 01/10/05	(3)		245,551	245,440
Barton Capital Corp.
2.27%, 01/04/05	(3)		502,644	502,612
2.27%, 01/10/05	(3)		546,087	545,846
2.30%, 01/21/05	(3)		198,523	198,295
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)		601,611	601,535
2.29%, 01/07/05	(3)		491,103	490,978
Cantabric Finance LLC
2.27%, 01/03/05	(3)		255,373	255,373
2.28%, 01/03/05	(3)		284,840	284,840
2.38%, 01/20/05	(3)		491,103	490,551
Chariot Funding LLC
2.31%, 01/11/05	(3)		374,284	374,092
Corporate Asset Funding

2.21%, 02/07/05	(3)	368,327	367,537
2.26%, 02/03/05	(3)	491,103	490,147
CRC Funding LLC
2.21%, 02/07/05	(3)	122,776	122,512
Den Danske Bank NY
2.25%, 01/03/05	(3)	122,776	122,776
DEPFA Bank PLC
2.28%, 05/03/05	(3)	245,551	243,689
Edison Asset Securitization
2.26%, 05/04/05	(3)	613,878	609,215
Fairway Finance Corp.
2.55%, 01/03/05	(3)	473,546	473,546
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	98,221	98,159
2.30%, 02/02/05	(3)	491,103	490,161
2.31%, 01/11/05	(3)	497,060	496,805
2.33%, 01/12/05	(3)	228,918	228,784
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	245,551	245,413
2.28%, 04/27/05	(3)	368,327	365,668
Fortis Funding LLC
2.35%, 05/09/05	(3)	687,544	681,889
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	245,551	245,441
General Electric Capital Corp.
2.24%, 02/02/05	(3)	1,473,308	1,470,558
2.26%, 01/05/05	(3)	491,103	491,041
2.29%, 01/24/05	(3)	122,776	122,612
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	171,886	171,702
2.38%, 01/19/05	(3)	196,441	196,234
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	272,675	272,075
2.30%, 02/02/05	(3)	122,776	122,540
2.33%, 02/03/05	(3)	122,776	122,529
Grampian Funding LLC
2.27%, 02/01/05	(3)	368,327	367,654
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	204,554	204,463
2.30%, 02/01/05	(3)	245,551	245,096
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	413,253	413,013
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	285,213	285,085
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	167,525	167,483
2.32%, 01/10/05	(3)	252,554	252,441
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	319,217	318,641
Nationwide Building Society
2.21%, 02/10/05	(3)	491,103	489,957
New Center Asset Trust
2.25%, 02/02/05	(3)	461,637	460,771
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	246,524	246,271
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	245,551	245,300
2.30%, 02/02/05	(3)	245,551	245,081
2.34%, 01/20/05	(3)	368,327	367,920
Scaldis Capital LLC
2.28%, 01/07/05	(3)	441,992	441,880
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	295,271	295,252
2.28%, 02/02/05	(3)	313,058	312,464

Sydney Capital Corp.
2.25%, 01/18/05	(3)	245,551	245,321
2.29%, 01/06/05	(3)	361,059	360,990
Tulip Funding Corp.
2.25%, 01/14/05	(3)	245,551	245,383
2.35%, 01/13/05	(3)	715,468	715,001
2.36%, 01/24/05	(3)	491,103	490,427
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	982,205	982,142
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	245,551	245,521
2.30%, 01/07/05	(3)	245,551	245,489
2.32%, 01/14/05	(3)	245,551	245,377
Yorktown Capital LLC
2.32%, 01/10/05	(3)	245,551	245,441
2.34%, 01/13/05	(3)	122,776	122,696

			22,111,429

FLOATING RATE NOTES—3.83%
American Express Credit Corp.
2.43%, 10/26/05	(3)	982,205	982,605
Bank of Nova Scotia
2.34%, 09/26/05	(3)	122,776	122,736
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	294,662	294,643
2.32%, 09/23/05	(3) (4)	441,992	441,865
2.32%, 09/27/05	(3) (4)	392,882	392,767
2.44%, 03/15/05	(3) (4)	245,551	245,591
2.47%, 10/27/05	(3) (4)	466,548	466,966
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	736,654	736,487
2.34%, 12/14/05	(3)	441,992	441,857
2.36%, 10/31/05	(3)	491,103	490,998
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	869,252	869,252
CC USA Inc.
2.06%, 07/29/05	(3) (4)	491,103	491,019
2.27%, 05/04/05	(3) (4)	491,103	491,070
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	122,776	122,776
Den Danske Bank NY
2.32%, 08/12/05	(3)	491,103	491,014
2.33%, 10/17/05	(3)	491,103	490,988
2.35%, 08/26/05	(3)	491,103	491,008
DEPFA Bank PLC
2.47%, 09/15/05	(3)	491,103	491,103
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	407,615	407,546
Fairway Finance LLC
2.35%, 03/14/05	(3)	491,103	491,103
2.37%, 01/20/05	(3)	245,551	245,551
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	982,205	982,205
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	392,882	392,870
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	281,672	281,672
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	491,103	491,103
K2 USA LLC
2.05%, 07/25/05	(3) (4)	245,551	245,524
2.33%, 06/10/05	(3) (4)	491,103	491,077
2.33%, 09/12/05	(3) (4)	491,103	491,035

2.39%, 10/20/05	(3) (4)	491,103	491,116
Links Finance LLC
2.12%, 04/25/05	(3)	491,103	491,202
2.35%, 04/15/05	(3) (4)	491,103	491,075
2.36%, 11/16/05	(3) (4)	245,551	245,509
National City Bank (Ohio)
2.29%, 08/09/05	(3)	491,103	491,015
2.35%, 06/23/05	(3)	491,103	491,034
2.36%, 06/10/05	(3)	245,551	245,585
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	491,103	491,103
2.58%, 01/27/06	(3) (4)	834,875	834,969
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	491,103	491,006
Northern Rock PLC
2.02%, 01/13/05	(3)	466,548	466,548
2.39%, 10/25/05	(3)	982,205	982,205
Permanent Financing PLC
2.32%, 03/10/05	(3)	491,103	491,103
2.34%, 09/12/05	(3)	613,878	613,878
2.35%, 06/10/05	(3)	220,996	220,996
Sedna Finance Inc.
2.37%, 01/10/06	(3)	98,221	98,195
Sigma Finance Inc.
2.01%, 01/09/06	(3)	491,103	490,995
2.28%, 12/06/05	(3) (4)	491,103	490,959
2.34%, 10/07/05	(3) (4)	171,886	171,846
2.39%, 08/17/05	(3)	245,551	245,565
2.39%, 09/15/05	(3)	613,878	613,918
2.47%, 11/28/05	(3) (4)	491,103	491,502
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	407,615	407,608
2.30%, 04/07/05	(3) (4)	180,235	180,230
2.33%, 02/25/05	(3) (4)	275,018	275,010
2.36%, 01/18/05	(3) (4)	216,085	216,085
2.37%, 09/15/05	(3) (4)	432,170	432,123
2.39%, 07/25/05	(3) (4)	491,103	491,075
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	736,654	736,654
2.40%, 01/25/05	(3)	736,654	736,654
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	319,217	319,169
2.36%, 07/15/05	(3) (4)	368,327	368,287
2.36%, 09/15/05	(3)	368,327	368,275
2.36%, 10/14/05	(3) (4)	245,551	245,532
2.38%, 01/17/06	(3) (4)	171,886	171,884
2.45%, 06/15/05	(3) (4)	245,551	245,526
White Pine Finance LLC
2.02%, 07/11/05	(3)	122,776	122,769
2.24%, 11/01/05	(3) (4)	250,462	250,396
2.27%, 07/05/05	(3)	245,551	245,525
2.29%, 05/20/05	(3)	220,996	220,988
2.35%, 04/15/05	(3) (4)	368,327	368,306
2.37%, 06/15/05	(3) (4)	201,352	201,352
2.37%, 01/13/06	(3) (4)	491,103	491,048
2.38%, 03/29/05	(3)	211,174	211,163
2.38%, 06/28/05	(3)	329,039	329,007
2.38%, 08/26/05	(3) (4)	245,551	245,520
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	350,647	350,647

			31,446,588

MEDIUM-TERM NOTES—0.19%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	491,103	491,090
1.51%, 02/15/05	(3) (4)	319,217	319,275
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	368,327	368,326
K2 USA LLC
1.46%, 01/12/05	(3) (4)	245,551	245,551
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	122,776	122,774

			1,547,016

MONEY MARKET FUNDS—1.58%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	1,964,411	1,964,411
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	5,828,642	5,828,642
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	4,911,027	4,911,027
BlackRock Temp Cash Money Market Fund	(3)	91,587	91,587
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	185,306	185,306

			12,980,973

REPURCHASE AGREEMENTS—0.90%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$4,911,027	4,911,027
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	2,455,514	2,455,514

			7,366,541

TIME DEPOSITS—1.34%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	491,103	491,103
1.33%, 02/10/05	(3)	245,551	245,548
1.39%, 02/02/05	(3)	245,551	245,548
1.39%, 04/08/05	(3)	343,772	343,758
2.63%, 01/04/05	(3)	491,103	491,103
Bank of America N.A.
1.50%, 01/03/05	(3)	502,540	502,540
Credit Suisse First Boston
2.34%, 01/14/05	(3)	736,654	736,654
Fifth Third Bancorp
2.18%, 01/03/05	(3)	491,103	491,103
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	314,306	314,298
Natexis Banques
2.32%, 02/02/05	(3)	122,776	122,777
National City Bank (Ohio)
1.25%, 01/06/05	(3)	491,103	491,103
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	491,103	491,061
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	859,430	859,397
1.34%, 02/10/05	(3)	196,441	196,438
1.77%, 05/10/05	(3)	245,551	245,543
1.90%, 05/11/05	(3)	245,551	245,543
2.25%, 01/31/05	(3)	245,551	245,551
2.30%, 05/12/05	(3)	122,776	122,745
2.66%, 11/09/05	(3)	491,103	491,041
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	491,103	491,104
2.67%, 11/09/05	(3)	196,441	196,425

Washington Mutual Bank
2.27%, 02/02/05	(3)	196,441	196,441
2.35%, 02/02/05	(3)	785,764	785,758
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	1,964,411	1,964,411

			11,006,993

U.S. GOVERNMENT AGENCY NOTES—0.22%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	343,772	344,080
1.80%, 01/18/05	(3)	228,363	228,191
1.80%, 01/19/05	(3)	245,551	245,355
2.06%, 05/31/05	(3)	244,829	242,756
Federal National Mortgage Association
2.33%, 07/22/05	(3)	736,654	727,139

			1,787,521

TOTAL SHORT-TERM INVESTMENTS (Cost: $88,247,061)			88,247,061

TOTAL INVESTMENTS IN SECURITIES — 110.73% (Cost: $810,184,491)	(7)		907,841,298
Other Assets, Less Liabilities — (10.73%)			(87,945,573)

NET ASSETS — 100.00%			$819,895,725

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $814,352,624. Net unrealized appreciation aggregated $93,488,674, of which $106,202,084 represented gross unrealized appreciation on securities and $12,713,410 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.89%

ADVERTISING—0.15%
Harte-Hanks Inc.		3,907	$101,504
Interpublic Group of Companies Inc.	(1)	72,142	966,703
Lamar Advertising Co.	(1)	9,149	391,394
West Corp.	(1)	2,200	72,842

			1,532,443

AEROSPACE & DEFENSE—0.45%
Alliant Techsystems Inc.	(1)	6,777	443,080
Goodrich (B.F.) Co.		62,686	2,046,071
L-3 Communications Holdings Inc.		26,980	1,976,015
United Defense Industries Inc.	(1)	4,904	231,714

			4,696,880

AGRICULTURE—1.83%
Loews Corp. - Carolina Group		30,926	895,308
Monsanto Co.		141,334	7,851,104
Reynolds American Inc.	(2)	79,803	6,272,516
UST Inc.		88,157	4,241,233

			19,260,161

AIRLINES—0.18%
AMR Corp.	(1) (2)	44,489	487,155
Southwest Airlines Co.		88,180	1,435,570

			1,922,725

APPAREL—0.89%
Columbia Sportswear Co.	(1)	713	42,502
Jones Apparel Group Inc.		67,210	2,457,870
Liz Claiborne Inc.		59,119	2,495,413
Polo Ralph Lauren Corp.		19,075	812,595
Reebok International Ltd.	(2)	24,140	1,062,160
VF Corp.		45,083	2,496,697

			9,367,237

AUTO MANUFACTURERS—0.79%
Navistar International Corp.	(1)	14,960	657,941
Oshkosh Truck Corp.		1,922	131,426
PACCAR Inc.		93,359	7,513,532

			8,302,899

AUTO PARTS & EQUIPMENT—1.45%
American Axle & Manufacturing Holdings Inc.		21,343	654,376
Autoliv Inc.		50,518	2,440,019
BorgWarner Inc.		22,392	1,212,975
Dana Corp.		79,193	1,372,415
Delphi Corp.		255,029	2,300,362
Johnson Controls Inc.		76,207	4,834,572
Lear Corp.		36,740	2,241,507
TRW Automotive Holdings Corp.	(1)	12,770	264,339

			15,320,565

BANKS—8.57%
AmSouth Bancorp		187,316	4,851,484
Associated Bancorp		67,837	2,252,867
Assurant Inc.		42,635	1,302,499
Bank of Hawaii Corp.		28,316	1,436,754
Banknorth Group Inc.		91,777	3,359,038
BOK Financial Corp.	(1)	9,397	458,198
City National Corp.		21,751	1,536,708
Colonial BancGroup Inc. (The)		70,975	1,506,799
Comerica Inc.		92,151	5,623,054
Commerce Bancshares Inc.		32,488	1,630,898
Compass Bancshares Inc.		65,225	3,174,501
Cullen/Frost Bankers Inc.		27,284	1,326,002
First Horizon National Corp.		66,057	2,847,717
FirstMerit Corp.	(2)	45,240	1,288,888
Fremont General Corp.		9,465	238,329
Fulton Financial Corp.	(2)	64,956	1,514,124
Genworth Financial Inc. Class A		66,292	1,789,884
Hibernia Corp. Class A		82,683	2,439,975
Hudson United Bancorp		23,959	943,505
Huntington Bancshares Inc.		122,223	3,028,686
International Bancshares Corp.		18,668	735,146
M&T Bank Corp.		40,216	4,336,893
Marshall & Ilsley Corp.		118,144	5,221,965
Mercantile Bankshares Corp.		42,101	2,197,672
North Fork Bancorp Inc.		184,364	5,318,902
Northern Trust Corp.		72,916	3,542,259
Popular Inc.		141,771	4,087,258
Regions Financial Corp.		245,356	8,732,220
Sky Financial Group Inc.		55,121	1,580,319
South Financial Group Inc. (The)		37,522	1,220,591
Synovus Financial Corp.		49,883	1,425,656
TCF Financial Corp.	(2)	8,834	283,925
UnionBanCal Corp.		29,720	1,916,346
Valley National Bancorp	(2)	49,364	1,364,915
W Holding Co. Inc.		16,244	372,633
Whitney Holding Corp.		21,680	975,383
Wilmington Trust Corp.		35,228	1,273,492
Zions Bancorporation		47,695	3,244,691

			90,380,176

BEVERAGES—0.48%
Brown-Forman Corp. Class B		14,396	700,797
Constellation Brands Inc.	(1) (2)	48,737	2,266,758
Coors (Adolph) Co. Class B		14,106	1,067,401
Pepsi Bottling Group Inc.		7,795	210,777
PepsiAmericas Inc.		37,661	799,920

			5,045,653

BIOTECHNOLOGY—0.30%
ICOS Corp.	(1) (2)	14,922	421,994
Invitrogen Corp.	(1)	14,242	956,065
Millennium Pharmaceuticals Inc.	(1)	75,188	911,279
Protein Design Labs Inc.	(1) (2)	41,026	847,597

			3,136,935

BUILDING MATERIALS—0.57%
Florida Rock Industries Inc.		12,007	714,777
Lafarge North America Inc.		17,512	898,716
Martin Marietta Materials Inc.	(2)	25,714	1,379,813
Vulcan Materials Co.		54,399	2,970,729

			5,964,035

CHEMICALS—3.96%
Air Products & Chemicals Inc.		120,942	7,011,008
Ashland Inc.		37,507	2,189,659
Cabot Corp.		33,033	1,277,716
Eastman Chemical Co.	(2)	41,265	2,382,228
Engelhard Corp.		66,033	2,025,232
International Flavors & Fragrances Inc.		7,447	319,029
Lubrizol Corp.		34,711	1,279,447
Lyondell Chemical Co.		103,871	3,003,949
PPG Industries Inc.		91,278	6,221,508
Praxair Inc.		123,069	5,433,496
Rohm & Haas Co.		85,240	3,770,165
RPM International Inc.	(2)	61,879	1,216,541
Sherwin-Williams Co. (The)		58,031	2,589,924
Sigma-Aldrich Corp.		28,179	1,703,702
Valspar Corp. (The)		27,235	1,362,022

			41,785,626

COAL—0.53%
Arch Coal Inc.		20,309	721,782
CONSOL Energy Inc.		17,897	734,672
Massey Energy Co.	(2)	40,473	1,414,531
Peabody Energy Corp.		34,073	2,756,846

			5,627,831

COMMERCIAL SERVICES—1.49%
ADESA Inc.		50,315	1,067,684
BearingPoint Inc.	(1)	71,377	573,157
Convergys Corp.	(1)	76,054	1,140,049
Deluxe Corp.		26,475	988,312
Donnelley (R.R.) & Sons Co.		115,712	4,083,476
Equifax Inc.		22,606	635,229
Laureate Education Inc.	(1)	3,817	168,292
Manpower Inc.		24,883	1,201,849
McKesson Corp.		84,830	2,668,752
MoneyGram International Inc.		26,153	552,874
Rent-A-Center Inc.	(1)	10,823	286,809
Service Corp. International	(1)	179,388	1,336,441
ServiceMaster Co. (The)		63,716	878,644
Viad Corp.		6,694	190,712

			15,772,280

COMPUTERS—2.81%
Affiliated Computer Services Inc. Class A	(1) (2)	19,949	1,200,730
Apple Computer Inc.	(1)	106,403	6,852,353
Cadence Design Systems Inc.	(1)	63,839	881,617
Ceridian Corp.	(1)	28,391	518,987
Computer Sciences Corp.	(1)	99,773	5,624,204
Diebold Inc.		38,674	2,155,302
Electronic Data Systems Corp.		270,798	6,255,434
Maxtor Corp.	(1)	77,060	408,418
NCR Corp.	(1)	10,465	724,492
Reynolds & Reynolds Co. (The) Class A		2,664	70,623
SanDisk Corp.	(1) (2)	14,373	358,894
Storage Technology Corp.	(1) (2)	44,851	1,417,740
SunGard Data Systems Inc.	(1)	19,327	547,534
Unisys Corp.	(1)	167,909	1,709,314
Western Digital Corp.	(1)	80,397	871,503

			29,597,145

COSMETICS & PERSONAL CARE—0.03%
Alberto-Culver Co.		5,874	285,300

			285,300

DISTRIBUTION & WHOLESALE—0.93%
Genuine Parts Co.		92,915	4,093,835
Grainger (W.W.) Inc.		37,643	2,507,777
Hughes Supply Inc.		19,934	644,865
Ingram Micro Inc. Class A	(1)	56,144	1,167,795
Tech Data Corp.	(1)	30,807	1,398,638

			9,812,910

DIVERSIFIED FINANCIAL SERVICES—2.35%
AmeriCredit Corp.	(1) (2)	83,985	2,053,433
Bear Stearns Companies Inc. (The)		55,815	5,710,433
CIT Group Inc.		112,597	5,159,195
E*TRADE Financial Corp.	(1)	83,310	1,245,484
Edwards (A.G.) Inc.	(2)	42,488	1,835,906
Federated Investors Inc. Class B		4,643	141,147
Friedman, Billings, Ramsey Group Inc. Class A	(2)	31,953	619,569
IndyMac Bancorp Inc.		16,782	578,140
Instinet Group Inc.	(1)	62,257	375,410
Janus Capital Group Inc.		127,577	2,144,569
Jefferies Group Inc.		26,973	1,086,472
Nuveen Investments Inc. Class A		3,354	132,382
Providian Financial Corp.	(1)	111,712	1,839,897
Raymond James Financial Inc.	(2)	32,832	1,017,135
Student Loan Corp.		2,145	394,680
Westcorp Inc.		7,724	354,763
WFS Financial Inc.		1,891	96,025

			24,784,640

ELECTRIC—10.62%
Allegheny Energy Inc.	(1) (2)	59,229	1,167,404
ALLETE Inc.		15,690	576,607
Alliant Energy Corp.		59,163	1,692,062
Ameren Corp.		103,320	5,180,465
CenterPoint Energy Inc.	(2)	145,291	1,641,788
Cinergy Corp.		95,823	3,989,111
Consolidated Edison Inc.	(2)	128,162	5,607,087
Constellation Energy Group Inc.		89,747	3,922,841
DPL Inc.		67,220	1,687,894
DTE Energy Co.	(2)	92,379	3,984,306
Edison International		173,301	5,550,831
Energy East Corp.		78,077	2,083,094
FPL Group Inc.		98,344	7,351,214
Great Plains Energy Inc.	(2)	39,464	1,194,970
Hawaiian Electric Industries Inc.	(2)	42,879	1,249,923
MDU Resources Group Inc.		62,053	1,655,574
NiSource Inc.		140,329	3,196,695
Northeast Utilities		67,953	1,280,914
NRG Energy Inc.	(1)	41,664	1,501,987
NSTAR		28,182	1,529,719
OGE Energy Corp.	(2)	46,505	1,232,848
Pepco Holdings Inc.		99,857	2,128,951
PG&E Corp.	(1)	212,176	7,061,217
Pinnacle West Capital Corp.	(2)	48,692	2,162,412
PPL Corp.		100,475	5,353,308
Progress Energy Inc.		131,169	5,934,086
Public Service Enterprise Group Inc.	(2)	125,882	6,516,911
Puget Energy Inc.		52,705	1,301,813
Reliant Energy Inc.	(1)	157,954	2,156,072
SCANA Corp.		59,216	2,333,110
TECO Energy Inc.		106,087	1,627,375
TXU Corp.	(2)	157,997	10,200,286
Westar Energy Inc.		45,647	1,043,947
Wisconsin Energy Corp.		63,019	2,124,370
WPS Resources Corp.	(2)	19,810	989,708

Xcel Energy Inc.		212,685	3,870,867

			112,081,767

ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
American Power Conversion Corp.		42,348	906,247
AMETEK Inc.		10,401	371,004
Energizer Holdings Inc.	(1)	22,011	1,093,727
Hubbell Inc. Class B	(2)	32,181	1,683,066
Molex Inc.		12,884	386,520

			4,440,564

ELECTRONICS—1.40%
Applera Corp. - Applied Biosystems Group		107,568	2,249,247
Arrow Electronics Inc.	(1)	61,246	1,488,278
Avnet Inc.	(1)	64,011	1,167,561
AVX Corp.	(2)	17,564	221,306
Cogent Inc.	(1)	3,359	110,847
Mettler Toledo International Inc.	(1)	10,240	525,414
Parker Hannifin Corp.		63,576	4,815,246
PerkinElmer Inc.		32,961	741,293
Sanmina-SCI Corp.	(1)	136,366	1,155,020
Tektronix Inc.		6,686	201,984
Thermo Electron Corp.	(1)	38,472	1,161,470
Vishay Intertechnology Inc.	(1)	62,272	935,325

			14,772,991

ENGINEERING & CONSTRUCTION—0.17%
Fluor Corp.	(2)	26,870	1,464,684
Jacobs Engineering Group Inc.	(1)	6,153	294,052

			1,758,736

ENTERTAINMENT—0.10%
DreamWorks Animation SKG Inc. Class A	(1) (2)	9,398	352,519
International Speedway Corp. Class A		2,007	105,970
Metro-Goldwyn-Mayer Inc.		21,381	254,006
Regal Entertainment Group Class A	(2)	18,960	393,420

			1,105,915

ENVIRONMENTAL CONTROL—0.37%
Allied Waste Industries Inc.	(1)	85,717	795,454
Nalco Holding Co.	(1)	19,848	387,433
Republic Services Inc.		82,147	2,755,210

			3,938,097

FOOD—3.78%
Albertson’s Inc.	(2)	195,887	4,677,782
Archer-Daniels-Midland Co.		309,867	6,913,133
Campbell Soup Co.		61,391	1,834,977
Dean Foods Co.	(1)	79,412	2,616,625
Del Monte Foods Co.	(1) (2)	97,549	1,074,990
Hershey Foods Corp.		20,192	1,121,464
Hormel Foods Corp.		39,733	1,245,630
Kroger Co.	(1)	392,325	6,881,380
McCormick & Co. Inc. NVS		18,007	695,070
Pilgrim’s Pride Corp.		8,078	247,833
Safeway Inc.	(1)	237,694	4,692,080
Smithfield Foods Inc.	(1)	45,275	1,339,687
Smucker (J.M.) Co. (The)	(2)	30,464	1,433,940
SUPERVALU Inc.		72,115	2,489,410
Tootsie Roll Industries Inc.	(2)	13,105	453,826
Tyson Foods Inc. Class A		116,585	2,145,164

			39,862,991

FOREST PRODUCTS & PAPER—1.29%
Bowater Inc.		29,548	1,299,226
Georgia-Pacific Corp.		135,592	5,081,988
Louisiana-Pacific Corp.		57,816	1,546,000
MeadWestvaco Corp.		107,354	3,638,227
Temple-Inland Inc.		29,413	2,011,849

			13,577,290

GAS—1.18%
AGL Resources Inc.		39,824	1,323,750
KeySpan Corp.		85,322	3,365,953
ONEOK Inc.	(2)	54,557	1,550,510
Sempra Energy		109,285	4,008,574
UGI Corp.		26,912	1,100,970
Vectren Corp.	(2)	40,214	1,077,735

			12,427,492

HAND & MACHINE TOOLS—0.32%
Black & Decker Corp.		5,300	468,149
Snap-On Inc.		31,029	1,066,156
Stanley Works (The)		37,404	1,832,422

			3,366,727

HEALTH CARE-PRODUCTS—0.21%
Bausch & Lomb Inc.		10,399	670,320
Dade Behring Holdings Inc.	(1)	3,060	171,360
Henry Schein Inc.	(1)	2,433	169,434
Hillenbrand Industries Inc.		22,512	1,250,316

			2,261,430

HEALTH CARE-SERVICES—1.75%
Community Health Systems Inc.	(1)	16,203	451,740
Health Management Associates Inc. Class A		14,729	334,643
Health Net Inc.	(1)	59,948	1,730,699
Humana Inc.	(1)	86,044	2,554,646
Laboratory Corp. of America Holdings	(1)	4,032	200,874
Manor Care Inc.		9,214	326,452
PacifiCare Health Systems Inc.	(1)	35,336	1,997,191
Tenet Healthcare Corp.	(1)	248,019	2,723,249
Triad Hospitals Inc.	(1) (2)	25,811	960,427
Universal Health Services Inc. Class B		12,136	540,052
WellChoice Inc.	(1)	7,704	411,394
WellPoint Inc.	(1)	54,324	6,247,260

			18,478,627

HOLDING COMPANIES - DIVERSIFIED—0.18%
Leucadia National Corp.		27,755	1,928,417

			1,928,417

HOME BUILDERS—1.38%
Centex Corp.		33,889	2,019,107
D.R. Horton Inc.		56,261	2,267,881
Hovnanian Enterprises Inc. Class A	(1)	4,116	203,824
KB Home		17,720	1,849,968
Lennar Corp. Class A		40,809	2,313,054
M.D.C. Holdings Inc.		5,389	465,825
Pulte Homes Inc.		32,692	2,085,750
Ryland Group Inc.		21,712	1,249,308
Standard-Pacific Corp.		17,180	1,101,925
Toll Brothers Inc.	(1) (2)	14,623	1,003,284

			14,559,926

HOME FURNISHINGS—0.45%
Leggett & Platt Inc.		63,554	1,806,840
Maytag Corp.	(2)	18,945	399,739

Whirlpool Corp.			36,763	2,544,367

				4,750,946

HOUSEHOLD PRODUCTS & WARES—0.23%
Clorox Co.			23,239	1,369,474
Fortune Brands Inc.			4,692	362,129
Scotts Co. (The) Class A	(1)		8,858	651,240

				2,382,843

HOUSEWARES—0.31%
Newell Rubbermaid Inc.			135,563	3,279,269

				3,279,269

INSURANCE—7.97%
Alleghany Corp.	(1)		2,490	710,273
Allmerica Financial Corp.	(1)		28,197	925,708
Ambac Financial Group Inc.			43,943	3,609,039
American Financial Group Inc.			19,793	619,719
American National Insurance Co.			4,263	444,034
AON Corp.			167,844	4,004,758
Berkley (W.R.) Corp.			35,145	1,657,790
CIGNA Corp.			71,413	5,825,158
Cincinnati Financial Corp.			79,144	3,502,913
CNA Financial Corp.	(1)		13,695	365,793
Conseco Inc.	(1	) (2)	81,169	1,619,322
Erie Indemnity Co. Class A			14,938	785,291
Fidelity National Financial Inc.			85,711	3,914,421
First American Corp.			41,506	1,458,521
Gallagher (Arthur J.) & Co.			2,682	87,165
HCC Insurance Holdings Inc.			26,707	884,536
Jefferson-Pilot Corp.			74,479	3,869,929
Lincoln National Corp.			92,834	4,333,491
Loews Corp.			79,028	5,555,668
Markel Corp.	(1)		2,527	919,828
MBIA Inc.			76,781	4,858,702
Mercury General Corp.			13,813	827,675
MGIC Investment Corp.			52,625	3,626,389
Nationwide Financial Services Inc.			29,974	1,145,906
Odyssey Re Holdings Corp.	(2)		6,680	168,403
Old Republic International Corp.			96,971	2,453,366
PMI Group Inc. (The)			50,987	2,128,707
Principal Financial Group Inc.			169,841	6,953,291
Protective Life Corp.			36,831	1,572,315
Radian Group Inc.			32,511	1,730,886
Reinsurance Group of America Inc.			15,448	748,456
SAFECO Corp.	(2)		67,563	3,529,491
StanCorp Financial Group Inc.			15,410	1,271,325
Torchmark Corp.			59,296	3,388,173
Transatlantic Holdings Inc.	(2)		12,704	785,488
Unitrin Inc.			14,218	646,208
UNUMProvident Corp.	(2)		157,864	2,832,080
Wesco Financial Corp.	(2)		702	275,886

				84,036,104

INTERNET—0.31%
Avocent Corp.	(1)		3,614	146,439
CheckFree Corp.	(1	) (2)	15,214	579,349
McAfee Inc.	(1)		13,810	399,523
TIBCO Software Inc.	(1)		21,621	288,424
VeriSign Inc.	(1)		40,455	1,356,052
WebMD Corp.	(1	) (2)	66,299	541,000

				3,310,787

INVESTMENT COMPANIES—0.26%
Allied Capital Corp.	(2)		68,422	1,768,024
American Capital Strategies Ltd.			29,580	986,493

				2,754,517

IRON & STEEL—0.54%
International Steel Group Inc.	(1	) (2)	8,370	339,487
Nucor Corp.			42,490	2,223,927
United States Steel Corp.	(2)		60,363	3,093,604

				5,657,018

LEISURE TIME—0.25%
Brunswick Corp.			21,059	1,042,420
Sabre Holdings Corp.			73,887	1,637,336

				2,679,756

LODGING—1.19%
Caesars Entertainment Inc.	(1)		163,778	3,298,489
Harrah’s Entertainment Inc.			27,155	1,816,398
Hilton Hotels Corp.			29,419	668,988
Marriott International Inc. Class A			12,238	770,749
MGM Mirage	(1)		25,538	1,857,634
Starwood Hotels & Resorts Worldwide Inc.			70,672	4,127,245

				12,539,503

MACHINERY—0.46%
AGCO Corp.	(1)		48,127	1,053,500
Briggs & Stratton Corp.			6,344	263,784
Cummins Inc.			21,550	1,805,674
Rockwell Automation Inc.			34,374	1,703,232

				4,826,190

MANUFACTURING—2.69%
Brink’s Co. (The)			1,565	61,849
Carlisle Companies Inc.	(2)		16,483	1,070,076
Crane Co.			27,526	793,850
Dover Corp.			20,973	879,608
Eastman Kodak Co.	(2)		152,414	4,915,351
Eaton Corp.			80,108	5,796,615
Harsco Corp.			14,422	803,882
ITT Industries Inc.			31,189	2,633,911
Pall Corp.			61,095	1,768,700
Pentair Inc.			53,451	2,328,326
Roper Industries Inc.			2,627	159,643
SPX Corp.	(2)		37,904	1,518,434
Teleflex Inc.			18,921	982,757
Textron Inc.			63,108	4,657,370

				28,370,372

MEDIA—1.55%
Belo (A.H.) Corp.			21,082	553,192
Cablevision Systems Corp.	(1)		12,563	312,819
Citadel Broadcasting Corp.	(1)		15,158	245,256
Cox Radio Inc. Class A	(1)		11,706	192,915
Dex Media Inc.			10,087	251,772
Entercom Communications Corp.	(1)		9,957	357,357
Gemstar-TV Guide International Inc.	(1)		80,288	475,305
Hearst-Argyle Television Inc.			16,316	430,416
Knight Ridder Inc.			34,811	2,330,248
Lee Enterprises Inc.	(2)		23,869	1,099,884
Liberty Media International Inc. Class A	(1)		30,922	1,429,524
McClatchy Co. (The) Class A			10,058	722,265
Media General Inc. Class A			6,546	424,246
New York Times Co. Class A			7,060	288,048
Radio One Inc. Class D	(1)		22,575	363,909

Sirius Satellite Radio Inc.	(1	) (2)	657,247	5,027,940
UnitedGlobalCom Inc. Class A	(1)		39,589	382,430
Univision Communications Inc. Class A	(1)		48,656	1,424,161

				16,311,687

METAL FABRICATE & HARDWARE—0.15%
Precision Castparts Corp.			16,074	1,055,740
Timken Co. (The)			17,710	460,814
Worthington Industries Inc.			5,848	114,504

				1,631,058

MINING—0.61%
Owens-Illinois Inc.	(1)		58,766	1,331,050
Phelps Dodge Corp.			49,720	4,918,302
Southern Peru Copper Corp.	(2)		3,546	167,407

				6,416,759

OFFICE & BUSINESS EQUIPMENT—0.93%
IKON Office Solutions Inc.	(2)		63,217	730,789
Pitney Bowes Inc.			54,930	2,542,160
Xerox Corp.	(1)		387,017	6,583,159

				9,856,108

OFFICE FURNISHINGS—0.03%
Steelcase Inc. Class A	(2)		25,966	359,369

				359,369

OIL & GAS—4.81%
Amerada Hess Corp.			41,241	3,397,434
Chesapeake Energy Corp.			142,603	2,352,949
Diamond Offshore Drilling Inc.	(2)		15,018	601,471
ENSCO International Inc.			35,617	1,130,484
EOG Resources Inc.			62,082	4,430,172
Kerr-McGee Corp.			70,443	4,070,901
Marathon Oil Corp.			183,787	6,912,229
Murphy Oil Corp.			43,557	3,504,161
Newfield Exploration Co.	(1)		16,956	1,001,252
Noble Energy Inc.			30,844	1,901,841
Patterson-UTI Energy Inc.			6,414	124,752
Pioneer Natural Resources Co.			63,988	2,245,979
Pogo Producing Co.			27,050	1,311,655
Premcor Inc.			20,756	875,281
Pride International Inc.	(1)		31,070	638,178
Rowan Companies Inc.	(1)		27,678	716,860
Sunoco Inc.			40,259	3,289,563
Unocal Corp.			140,198	6,062,162
Valero Energy Corp.			136,961	6,218,029

				50,785,353

OIL & GAS SERVICES—0.35%
Cooper Cameron Corp.	(1)		22,552	1,213,523
National-Oilwell Inc.	(1	) (2)	16,263	573,921
Tidewater Inc.	(2)		16,816	598,818
Varco International Inc.	(1)		44,655	1,301,693

				3,687,955

PACKAGING & CONTAINERS—0.84%
Ball Corp.			29,807	1,310,912
Bemis Co. Inc.			57,011	1,658,450
Packaging Corporation of America			32,044	754,636
Pactiv Corp.	(1)		26,372	666,948
Sealed Air Corp.	(1)		7,269	387,220
Smurfit-Stone Container Corp.	(2)		134,641	2,515,094
Sonoco Products Co.			52,013	1,542,185

			8,835,445

PHARMACEUTICALS—1.13%
AmerisourceBergen Corp.		41,022	2,407,171
Eyetech Pharmaceuticals Inc.	(1)	714	32,487
Hospira Inc.	(1)	83,142	2,785,257
King Pharmaceuticals Inc.	(1)	128,269	1,590,536
Medco Health Solutions Inc.	(1)	81,587	3,394,019
Omnicare Inc.		9,986	345,715
Watson Pharmaceuticals Inc.	(1)	41,858	1,373,361

			11,928,546

PIPELINES—1.74%
Dynegy Inc. Class A	(1) (2)	149,180	689,212
El Paso Corp.		341,456	3,551,142
Equitable Resources Inc.	(2)	33,208	2,014,397
Kinder Morgan Inc.		42,811	3,130,768
National Fuel Gas Co.	(2)	38,334	1,086,386
Questar Corp.		44,650	2,275,364
Western Gas Resources Inc.		28,360	829,530
Williams Companies Inc.		295,896	4,820,146

			18,396,945

REAL ESTATE—0.09%
Forest City Enterprises Inc. Class A	(2)	16,585	954,467

			954,467

REAL ESTATE INVESTMENT TRUSTS—9.16%
AMB Property Corp.		43,899	1,773,081
Annaly Mortgage Management Inc.	(2)	62,898	1,234,059
Apartment Investment & Management Co. Class A		50,015	1,927,578
Archstone-Smith Trust		104,328	3,995,762
Arden Realty Group Inc.	(2)	34,944	1,318,088
AvalonBay Communities Inc.	(2)	38,147	2,872,469
Boston Properties Inc.	(2)	43,968	2,843,411
BRE Properties Inc. Class A	(2)	26,742	1,077,970
Camden Property Trust	(2)	21,246	1,083,546
CBL & Associates Properties Inc.		6,375	486,731
CenterPoint Properties Trust	(2)	24,898	1,192,365
Crescent Real Estate Equities Co.	(2)	41,180	751,947
Developers Diversified Realty Corp.		54,236	2,406,451
Duke Realty Corp.		75,703	2,584,500
Equity Office Properties Trust		214,718	6,252,588
Equity Residential		149,025	5,391,725
Federal Realty Investment Trust	(2)	27,375	1,413,919
General Growth Properties Inc.		101,556	3,672,265
Health Care Property Investors Inc.		70,152	1,942,509
Health Care REIT Inc.	(2)	27,401	1,045,348
Hospitality Properties Trust	(2)	35,702	1,642,292
Host Marriott Corp.		184,983	3,200,206
HRPT Properties Trust	(2)	94,581	1,213,474
iStar Financial Inc.		58,627	2,653,458
Kimco Realty Corp.		51,770	3,002,142
Liberty Property Trust	(2)	44,997	1,943,870
Macerich Co. (The)	(2)	31,141	1,955,655
Mack-Cali Realty Corp.	(2)	32,182	1,481,337
Mills Corp.		16,948	1,080,604
New Plan Excel Realty Trust Inc.	(2)	53,160	1,439,573
Pan Pacific Retail Properties Inc.		21,389	1,341,090
Plum Creek Timber Co. Inc.		97,606	3,751,975
ProLogis		96,599	4,185,635
Public Storage Inc.	(2)	43,633	2,432,540
Rayonier Inc.		26,314	1,287,018
Reckson Associates Realty Corp.	(2)	40,401	1,325,557

Regency Centers Corp.	(2)	13,446	744,908
Shurgard Storage Centers Inc. Class A		24,492	1,077,893
Simon Property Group Inc.		89,098	5,761,968
SL Green Realty Corp.	(2)	21,588	1,307,153
Thornburg Mortgage Inc.	(2)	47,275	1,369,084
Trizec Properties Inc.		46,929	887,897
United Dominion Realty Trust Inc.		67,952	1,685,210
Ventas Inc.		20,056	549,735
Vornado Realty Trust	(2)	51,084	3,889,025
Weingarten Realty Investors		3,973	159,317

			96,634,928

RETAIL—4.98%
American Eagle Outfitters Inc.		2,309	108,754
AnnTaylor Stores Corp.	(1)	11,788	253,796
AutoNation Inc.	(1)	93,485	1,795,847
Barnes & Noble Inc.	(1)	25,577	825,370
Big Lots Inc.	(1)	36,801	446,396
BJ’s Wholesale Club Inc.	(1) (2)	37,291	1,086,287
Blockbuster Inc.	(2)	68,160	650,246
Borders Group Inc.		41,409	1,051,789
Brinker International Inc.	(1)	4,349	152,519
Cabela’s Inc. Class A	(1) (2)	1,844	41,933
Circuit City Stores Inc.		87,359	1,366,295
Claire's Stores Inc.		3,983	84,639
Darden Restaurants Inc.		48,089	1,333,989
Dillard’s Inc. Class A	(2)	32,062	861,506
Federated Department Stores Inc.		90,243	5,215,143
Foot Locker Inc.		47,921	1,290,513
Kmart Holding Corp.	(1) (2)	25,173	2,490,868
Limited Brands Inc.		180,134	4,146,685
May Department Stores Co. (The)		154,469	4,541,389
Neiman-Marcus Group Inc. Class A	(2)	22,818	1,632,400
Nordstrom Inc.		18,741	875,767
Office Depot Inc.	(1)	166,697	2,893,860
OfficeMax Inc.		46,583	1,461,775
Outback Steakhouse Inc.	(2)	3,670	168,013
Penney (J.C.) Co. Inc. (Holding Co.)		129,577	5,364,488
Pier 1 Imports Inc.		25,250	497,425
Regis Corp.		13,532	624,502
Rite Aid Corp.	(1)	24,282	88,872
Saks Inc.	(2)	67,191	974,941
Sears, Roebuck and Co.		113,193	5,776,239
Toys R Us Inc.	(1)	113,970	2,332,966
Wendy’s International Inc.		53,081	2,083,960

			52,519,172

SAVINGS & LOANS—1.35%
Astoria Financial Corp.		41,514	1,659,315
Capitol Federal Financial	(2)	11,287	406,332
Independence Community Bank Corp.		44,075	1,876,714
New York Community Bancorp Inc.	(2)	140,852	2,897,326
People's Bank		20,438	794,834
Sovereign Bancorp Inc.		182,477	4,114,856
Washington Federal Inc.		41,869	1,111,203
Webster Financial Corp.		27,708	1,403,133

			14,263,713

SEMICONDUCTORS—0.76%
Advanced Micro Devices Inc.	(1)	86,990	1,915,520
Applied Micro Circuits Corp.	(1)	86,638	364,746
Conexant Systems Inc.	(1)	109,905	218,711
Fairchild Semiconductor International Inc. Class A	(1)	28,460	462,760
Freescale Semiconductor Inc. Class B	(1)	37,590	690,152

International Rectifier Corp.	(1)	6,150	274,106
Intersil Corp. Class A		38,913	651,404
LSI Logic Corp.	(1)	111,588	611,502
Micron Technology Inc.	(1)	162,832	2,010,975
Novellus Systems Inc.		18,682	521,041
QLogic Corp.	(1)	8,158	299,643

			8,020,560

SOFTWARE—0.49%
Activision Inc.	(1)	12,477	251,786
BMC Software Inc.	(1)	84,822	1,577,689
Compuware Corp.	(1)	204,134	1,320,747
Fair Isaac Corp.		5,607	205,665
NAVTEQ Corp.	(1)	5,215	241,767
Siebel Systems Inc.	(1)	52,853	554,957
Sybase Inc.	(1)	51,729	1,031,994

			5,184,605

TELECOMMUNICATIONS—2.37%
ADC Telecommunications Inc.	(1)	128,352	343,983
American Tower Corp. Class A	(1)	114,820	2,112,688
Andrew Corp.	(1)	47,914	653,068
CenturyTel Inc.		74,000	2,624,780
CIENA Corp.	(1)	277,666	927,404
Citizens Communications Co.		178,246	2,458,012
Comverse Technology Inc.	(1)	46,534	1,137,756
Crown Castle International Corp.	(1)	50,200	835,328
Foundry Networks Inc.	(1)	21,512	283,098
Harris Corp.		12,125	749,204
NTL Inc.	(1)	36,740	2,680,550
Polycom Inc.	(1)	18,897	440,678
Qwest Communications International Inc.	(1)	787,986	3,498,658
Scientific-Atlanta Inc.		81,611	2,693,979
Telephone & Data Systems Inc.		14,786	1,137,783
Tellabs Inc.	(1)	145,489	1,249,753
3Com Corp.	(1)	206,843	862,534
United States Cellular Corp.	(1)	4,333	193,945
UTStarcom Inc.	(1) (2)	5,947	131,726

			25,014,927

TEXTILES—0.11%
Mohawk Industries Inc.	(1)	13,220	1,206,325

			1,206,325

TOYS, GAMES & HOBBIES—0.38%
Hasbro Inc.		82,387	1,596,660
Mattel Inc.		126,502	2,465,524

			4,062,184

TRANSPORTATION—2.35%
Burlington Northern Santa Fe Corp.		197,407	9,339,325
CNF Inc.		19,234	963,623
CSX Corp.		114,338	4,582,667
Norfolk Southern Corp.		208,636	7,550,537
Ryder System Inc.		18,554	886,325
Yellow Roadway Corp.	(1)	25,514	1,421,385

			24,743,862

WATER—0.12%
Aqua America Inc.	(2)	49,537	1,218,115

			1,218,115

TOTAL COMMON STOCKS (Cost: $905,792,711)			1,053,775,799

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.19%

COMMERCIAL PAPER—2.55%

Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$298,385	298,329
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	149,193	149,184
2.33%, 01/10/05	(3)	298,385	298,250
Barton Capital Corp.
2.27%, 01/04/05	(3)	610,795	610,757
2.27%, 01/10/05	(3)	663,585	663,292
2.30%, 01/21/05	(3)	241,239	240,961
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	731,056	730,965
2.29%, 01/07/05	(3)	596,771	596,619
Cantabric Finance LLC
2.27%, 01/03/05	(3)	310,321	310,321
2.28%, 01/03/05	(3)	346,127	346,127
2.38%, 01/20/05	(3)	596,771	596,100
Chariot Funding LLC
2.31%, 01/11/05	(3)	454,817	454,584
Corporate Asset Funding
2.21%, 02/07/05	(3)	447,578	446,619
2.26%, 02/03/05	(3)	596,771	595,610
CRC Funding LLC
2.21%, 02/07/05	(3)	149,193	148,873
Den Danske Bank NY
2.25%, 01/03/05	(3)	149,193	149,193
DEPFA Bank PLC
2.28%, 05/03/05	(3)	298,385	296,123
Edison Asset Securitization
2.26%, 05/04/05	(3)	745,964	740,297
Fairway Finance Corp.
2.55%, 01/03/05	(3)	575,436	575,436
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	119,354	119,279
2.30%, 02/02/05	(3)	596,771	595,628
2.31%, 01/11/05	(3)	604,010	603,700
2.33%, 01/12/05	(3)	278,173	278,011
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	298,385	298,217
2.28%, 04/27/05	(3)	447,578	444,347
Fortis Funding LLC
2.35%, 05/09/05	(3)	835,479	828,607
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	298,385	298,251
General Electric Capital Corp.
2.24%, 02/02/05	(3)	1,790,313	1,786,971
2.26%, 01/05/05	(3)	596,771	596,696
2.29%, 01/24/05	(3)	149,193	148,993
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	208,870	208,646
2.38%, 01/19/05	(3)	238,708	238,456
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	331,345	330,616
2.30%, 02/02/05	(3)	149,193	148,907
2.33%, 02/03/05	(3)	149,193	148,893

Grampian Funding LLC
2.27%, 02/01/05	(3)		447,578	446,760
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)		248,567	248,456
2.30%, 02/01/05	(3)		298,385	297,833
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)		502,171	501,878
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)		346,581	346,426
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)		203,570	203,519
2.32%, 01/10/05	(3)		306,895	306,757
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)		387,901	387,201
Nationwide Building Society
2.21%, 02/10/05	(3)		596,771	595,379
New Center Asset Trust
2.25%, 02/02/05	(3)		560,965	559,913
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)		299,567	299,260
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)		298,385	298,080
2.30%, 02/02/05	(3)		298,385	297,814
2.34%, 01/20/05	(3)		447,578	447,084
Scaldis Capital LLC
2.28%, 01/07/05	(3)		537,094	536,958
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)		358,803	358,780
2.28%, 02/02/05	(3)		380,418	379,695
Sydney Capital Corp.
2.25%, 01/18/05	(3)		298,385	298,106
2.29%, 01/06/05	(3)		438,746	438,662
Tulip Funding Corp.
2.25%, 01/14/05	(3)		298,385	298,180
2.35%, 01/13/05	(3)		869,412	868,844
2.36%, 01/24/05	(3)		596,771	595,949
UBS Finance (Delaware)
2.33%, 01/04/05	(3)		1,193,542	1,193,465
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)		298,385	298,348
2.30%, 01/07/05	(3)		298,385	298,310
2.32%, 01/14/05	(3)		298,385	298,174
Yorktown Capital LLC
2.32%, 01/10/05	(3)		298,385	298,251
2.34%, 01/13/05	(3)		149,193	149,096

				26,869,036

FLOATING RATE NOTES—3.62%
American Express Credit Corp.
2.43%, 10/26/05	(3)		1,193,542	1,194,027
Bank of Nova Scotia
2.34%, 09/26/05	(3)		149,193	149,145
Beta Finance Inc.
2.27%, 05/04/05	(3	) (4)	358,063	358,039
2.32%, 09/23/05	(3	) (4)	537,094	536,939
2.32%, 09/27/05	(3	) (4)	477,417	477,277
2.44%, 03/15/05	(3	) (4)	298,385	298,433
2.47%, 10/27/05	(3	) (4)	566,932	567,441
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)		895,156	894,954
2.34%, 12/14/05	(3)		537,094	536,929
2.36%, 10/31/05	(3)		596,771	596,644
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)		1,056,285	1,056,285

CC USA Inc.
2.06%, 07/29/05	(3	) (4)	596,771	596,670
2.27%, 05/04/05	(3	) (4)	596,771	596,731
Commodore CDO Ltd.
2.55%, 12/12/05	(3)		149,193	149,193
Den Danske Bank NY
2.32%, 08/12/05	(3)		596,771	596,663
2.33%, 10/17/05	(3)		596,771	596,631
2.35%, 08/26/05	(3)		596,771	596,656
DEPFA Bank PLC
2.47%, 09/15/05	(3)		596,771	596,771
Dorada Finance Inc.
2.06%, 07/29/05	(3	) (4)	495,320	495,235
Fairway Finance LLC
2.35%, 03/14/05	(3)		596,771	596,771
2.37%, 01/20/05	(3)		298,385	298,385
Fifth Third Bancorp
2.38%, 11/23/05	(3	) (4)	1,193,542	1,193,542
Five Finance Inc.
2.37%, 04/29/05	(3	) (4)	477,417	477,402
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)		342,278	342,278
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)		596,771	596,771
K2 USA LLC
2.05%, 07/25/05	(3	) (4)	298,385	298,352
2.33%, 06/10/05	(3	) (4)	596,771	596,739
2.33%, 09/12/05	(3	) (4)	596,771	596,689
2.39%, 10/20/05	(3	) (4)	596,771	596,787
Links Finance LLC
2.12%, 04/25/05	(3)		596,771	596,892
2.35%, 04/15/05	(3	) (4)	596,771	596,738
2.36%, 11/16/05	(3	) (4)	298,385	298,334
National City Bank (Ohio)
2.29%, 08/09/05	(3)		596,771	596,664
2.35%, 06/23/05	(3)		596,771	596,687
2.36%, 06/10/05	(3)		298,385	298,426
Nationwide Building Society
2.40%, 01/06/06	(3	) (4)	596,771	596,771
2.58%, 01/27/06	(3	) (4)	1,014,511	1,014,625
Norddeutsche Landesbank
2.04%, 07/27/05	(3)		596,771	596,653
Northern Rock PLC
2.02%, 01/13/05	(3)		566,932	566,932
2.39%, 10/25/05	(3)		1,193,542	1,193,542
Permanent Financing PLC
2.32%, 03/10/05	(3)		596,771	596,771
2.34%, 09/12/05	(3)		745,964	745,964
2.35%, 06/10/05	(3)		268,547	268,547
Sedna Finance Inc.
2.37%, 01/10/06	(3)		119,354	119,324
Sigma Finance Inc.
2.01%, 01/09/06	(3)		596,771	596,641
2.28%, 12/06/05	(3	) (4)	596,771	596,597
2.34%, 10/07/05	(3	) (4)	208,870	208,821
2.39%, 08/17/05	(3)		298,385	298,402
2.39%, 09/15/05	(3)		745,964	746,012
2.47%, 11/28/05	(3	) (4)	596,771	597,256
Tango Finance Corp.
2.24%, 05/17/05	(3	) (4)	495,320	495,311
2.30%, 04/07/05	(3	) (4)	219,015	219,009
2.33%, 02/25/05	(3	) (4)	334,192	334,182
2.36%, 01/18/05	(3	) (4)	262,579	262,578
2.37%, 09/15/05	(3	) (4)	525,158	525,101

2.39%, 07/25/05	(3) (4)	596,771	596,738
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	895,156	895,156
2.40%, 01/25/05	(3)	895,156	895,156
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	387,901	387,843
2.36%, 07/15/05	(3) (4)	447,578	447,530
2.36%, 09/15/05	(3)	447,578	447,515
2.36%, 10/14/05	(3) (4)	298,385	298,362
2.38%, 01/17/06	(3) (4)	208,870	208,868
2.45%, 06/15/05	(3) (4)	298,385	298,355
White Pine Finance LLC
2.02%, 07/11/05	(3)	149,193	149,184
2.24%, 11/01/05	(3) (4)	304,353	304,272
2.27%, 07/05/05	(3)	298,385	298,353
2.29%, 05/20/05	(3)	268,547	268,537
2.35%, 04/15/05	(3) (4)	447,578	447,553
2.37%, 06/15/05	(3) (4)	244,676	244,676
2.37%, 01/13/06	(3) (4)	596,771	596,705
2.38%, 03/29/05	(3)	256,611	256,599
2.38%, 06/28/05	(3)	399,837	399,797
2.38%, 08/26/05	(3) (4)	298,385	298,347
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	426,094	426,094

			38,212,799

MEDIUM-TERM NOTES—0.18%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	596,771	596,754
1.51%, 02/15/05	(3) (4)	387,901	387,972
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	447,578	447,577
K2 USA LLC
1.46%, 01/12/05	(3) (4)	298,385	298,385
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	149,193	149,190

			1,879,878

MONEY MARKET FUNDS—1.52%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	2,387,084	2,387,084
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	7,378,102	7,378,102
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	5,967,709	5,967,709
BlackRock Temp Cash Money Market Fund	(3)	111,293	111,293
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	225,177	225,177

			16,069,365

REPURCHASE AGREEMENTS—0.85%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$5,967,709	5,967,709
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	2,983,855	2,983,855

			8,951,564

TIME DEPOSITS—1.27%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	596,771	596,771
1.33%, 02/10/05	(3)	298,385	298,381

1.39%, 02/02/05	(3)	298,385	298,382
1.39%, 04/08/05	(3)	417,740	417,723
2.63%, 01/04/05	(3)	596,771	596,771
Bank of America N.A.
1.50%, 01/03/05	(3)	610,668	610,668
Credit Suisse First Boston
2.34%, 01/14/05	(3)	895,156	895,156
Fifth Third Bancorp
2.18%, 01/03/05	(3)	596,771	596,771
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	381,933	381,924
Natexis Banques
2.32%, 02/02/05	(3)	149,193	149,194
National City Bank (Ohio)
1.25%, 01/06/05	(3)	596,771	596,771
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	596,771	596,721
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	1,044,349	1,044,309
1.34%, 02/10/05	(3)	238,708	238,705
1.77%, 05/10/05	(3)	298,385	298,375
1.90%, 05/11/05	(3)	298,385	298,375
2.25%, 01/31/05	(3)	298,385	298,385
2.30%, 05/12/05	(3)	149,193	149,155
2.66%, 11/09/05	(3)	596,771	596,696
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	596,771	596,771
2.67%, 11/09/05	(3)	238,708	238,688
Washington Mutual Bank
2.27%, 02/02/05	(3)	238,708	238,708
2.35%, 02/02/05	(3)	954,833	954,826
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	2,387,084	2,387,084

			13,375,310

U.S. GOVERNMENT AGENCY NOTES—0.20%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	417,740	418,114
1.80%, 01/18/05	(3)	277,498	277,290
1.80%, 01/19/05	(3)	298,385	298,147
2.06%, 05/31/05	(3)	297,508	294,989
Federal National Mortgage Association
2.33%, 07/22/05	(3)	895,156	883,594

			2,172,134

TOTAL SHORT-TERM INVESTMENTS (Cost: $107,530,086)			107,530,086

TOTAL INVESTMENTS IN SECURITIES — 110.08% (Cost: $1,013,322,797)	(7)		1,161,305,885
Other Assets, Less Liabilities — (10.08%)			(106,356,957)

NET ASSETS — 100.00%			$1,054,948,928

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $1,015,135,312. Net unrealized appreciation aggregated $146,170,573, of which $149,138,186 represented gross unrealized appreciation on securities and $2,967,613 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.85%

AEROSPACE & DEFENSE—2.23%
Boeing Co. (The)		84,359	$4,367,265
General Dynamics Corp.		20,121	2,104,657
Raytheon Co.		45,416	1,763,503
United Technologies Corp.		51,351	5,307,126

			13,542,551

AGRICULTURE—2.07%
Altria Group Inc.		206,249	12,601,814

			12,601,814

AIRLINES—0.02%
Delta Air Lines Inc.	(1) (2)	12,686	94,891

			94,891

AUTO MANUFACTURERS—0.82%
Ford Motor Co.	(2)	183,828	2,691,242
General Motors Corp.	(2)	56,743	2,273,125

			4,964,367

BANKS—5.84%
Bank of America Corp.		405,870	19,071,831
U.S. Bancorp		187,610	5,875,945
Wells Fargo & Co.		170,002	10,565,624

			35,513,400

BEVERAGES—3.78%
Anheuser-Busch Companies Inc.		79,387	4,027,303
Coca-Cola Co. (The)		243,108	10,120,586
PepsiCo Inc.		169,263	8,835,529

			22,983,418

BIOTECHNOLOGY—1.46%
Amgen Inc.	(1)	127,625	8,187,144
MedImmune Inc.	(1)	25,120	681,003

			8,868,147

CHEMICALS—1.58%
Dow Chemical Co. (The)	(2)	94,746	4,690,874
Du Pont (E.I.) de Nemours and Co.		99,791	4,894,749

			9,585,623

COMPUTERS—6.31%
Computer Sciences Corp.	(1)	18,939	1,067,591
Dell Inc.	(1)	249,634	10,519,577
EMC Corp.	(1)	240,760	3,580,101
Hewlett-Packard Co.		303,442	6,363,179
International Business Machines Corp.		167,276	16,490,068
Unisys Corp.	(1)	33,856	344,654

			38,365,170

COSMETICS & PERSONAL CARE—3.80%
Avon Products Inc.		47,515	1,838,830
Colgate-Palmolive Co.	(2)	53,281	2,725,856
Gillette Co. (The)		99,750	4,466,805
Procter & Gamble Co.		254,899	14,039,837

			23,071,328

DIVERSIFIED FINANCIAL SERVICES—10.75%
American Express Co.	(2)	126,121	7,109,441
Citigroup Inc.		521,492	25,125,485
Goldman Sachs Group Inc. (The)		48,655	5,062,066
JP Morgan Chase & Co.		357,965	13,964,215
Lehman Brothers Holdings Inc.	(2)	27,064	2,367,559
Merrill Lynch & Co. Inc.		93,592	5,593,994
Morgan Stanley		109,980	6,106,090

			65,328,850

ELECTRIC—1.51%
AES Corp. (The)	(1) (2)	64,853	886,541
American Electric Power Co. Inc.		39,745	1,364,843
Entergy Corp.		22,456	1,517,801
Exelon Corp.	(2)	66,567	2,933,608
Southern Co. (The)	(2)	74,311	2,490,905

			9,193,698

FOOD—0.74%
Campbell Soup Co.	(2)	41,331	1,235,384
Heinz (H.J.) Co.		35,086	1,368,003
Sara Lee Corp.		78,843	1,903,270

			4,506,657

FOREST PRODUCTS & PAPER—0.60%
International Paper Co.	(2)	48,880	2,052,960
Weyerhaeuser Co.	(2)	24,093	1,619,531

			3,672,491

HAND & MACHINE TOOLS—0.12%
Black & Decker Corp.		8,160	720,773

			720,773

HEALTH CARE-PRODUCTS—4.45%
Baxter International Inc.		61,933	2,139,166
Johnson & Johnson		298,207	18,912,288
Medtronic Inc.		121,450	6,032,421

			27,083,875

HEALTH CARE-SERVICES—0.28%
HCA Inc.	(2)	42,311	1,690,748

			1,690,748

INSURANCE—3.93%
Allstate Corp. (The)		68,949	3,566,042
American International Group Inc.	(2)	261,714	17,186,758
CIGNA Corp.		13,481	1,099,645
Hartford Financial Services Group Inc.	(2)	29,509	2,045,269

			23,897,714

IRON & STEEL—0.03%
Allegheny Technologies Inc.		9,512	206,125

			206,125

LODGING—0.12%
Harrah’s Entertainment Inc.	(2)	11,255	752,847

			752,847

MACHINERY—0.15%
Rockwell Automation Inc.	(2)	18,415	912,463

			912,463

MANUFACTURING—9.28%
Eastman Kodak Co.	(2)	28,791	928,510
General Electric Co.		1,062,079	38,765,883
Honeywell International Inc.		86,419	3,060,097
3M Co.	(2)	78,227	6,420,090
Tyco International Ltd.	(2)	202,131	7,224,162

			56,398,742

MEDIA—3.75%
Clear Channel Communications Inc.		57,617	1,929,593
Time Warner Inc.	(1)	460,244	8,947,143
Viacom Inc. Class B		171,322	6,234,408
Walt Disney Co. (The)		205,311	5,707,646

			22,818,790

MINING—0.45%
Alcoa Inc.		87,452	2,747,742

			2,747,742

OFFICE & BUSINESS EQUIPMENT—0.27%
Xerox Corp.	(1)	95,795	1,629,473

			1,629,473

OIL & GAS—5.47%
Exxon Mobil Corp.		648,261	33,229,859

			33,229,859

OIL & GAS SERVICES—1.17%
Baker Hughes Inc.		33,699	1,437,936
Halliburton Co.		44,405	1,742,452
Schlumberger Ltd.		59,154	3,960,360

			7,140,748

PHARMACEUTICALS—5.35%
Bristol-Myers Squibb Co.		195,491	5,008,479
Merck & Co. Inc.		222,825	7,161,595
Pfizer Inc.	(2)	756,745	20,348,873

			32,518,947

PIPELINES—0.26%
El Paso Corp.	(2)	64,196	667,638
Williams Companies Inc.		55,884	910,350

			1,577,988

RETAIL—6.59%
Home Depot Inc.		220,652	9,430,666
Limited Brands Inc.		40,637	935,464
May Department Stores Co. (The)	(2)	29,179	857,863
McDonald’s Corp.		126,317	4,049,723
OfficeMax Inc.		8,910	279,596
RadioShack Corp.		15,951	524,469
Sears, Roebuck and Co.		20,773	1,060,046
Toys R Us Inc.	(1)	21,647	443,114
Wal-Mart Stores Inc.		425,543	22,477,181

			40,058,122

SEMICONDUCTORS—3.25%
Intel Corp.		635,359	14,861,047
National Semiconductor Corp.		35,728	641,318
Texas Instruments Inc.		173,614	4,274,377

			19,776,742

SOFTWARE—5.96%
Microsoft Corp.		1,092,437	29,178,992
Oracle Corp.	(1)	515,308	7,070,026

			36,249,018

TELECOMMUNICATIONS—6.44%
AT&T Corp.	(2)	79,952	1,523,885
Cisco Systems Inc.	(1)	661,657	12,769,980
Lucent Technologies Inc.	(1) (2)	444,092	1,669,786
Nextel Communications Inc. Class A	(1)	111,651	3,349,530
SBC Communications Inc.		333,142	8,585,069
Verizon Communications Inc.		278,237	11,271,381

			39,169,631

TRANSPORTATION—1.02%
Burlington Northern Santa Fe Corp.		37,767	1,786,757
FedEx Corp.		30,203	2,974,693
Norfolk Southern Corp.		39,777	1,439,530

			6,200,980

TOTAL COMMON STOCKS (Cost: $623,240,509)			607,073,732

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.15%

COMMERCIAL PAPER—1.55%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$104,710	104,691
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	52,355	52,352
2.33%, 01/10/05	(3)	104,710	104,663
Barton Capital Corp.
2.27%, 01/04/05	(3)	214,342	214,329
2.27%, 01/10/05	(3)	232,868	232,765
2.30%, 01/21/05	(3)	84,656	84,559
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	256,545	256,513
2.29%, 01/07/05	(3)	209,421	209,368
Cantabric Finance LLC
2.27%, 01/03/05	(3)	108,899	108,899
2.28%, 01/03/05	(3)	121,464	121,464
2.38%, 01/20/05	(3)	209,421	209,185
Chariot Funding LLC
2.31%, 01/11/05	(3)	159,606	159,524
Corporate Asset Funding
2.21%, 02/07/05	(3)	157,066	156,729
2.26%, 02/03/05	(3)	209,421	209,013
CRC Funding LLC
2.21%, 02/07/05	(3)	52,355	52,243
Den Danske Bank NY
2.25%, 01/03/05	(3)	52,355	52,356
DEPFA Bank PLC
2.28%, 05/03/05	(3)	104,710	103,916
Edison Asset Securitization
2.26%, 05/04/05	(3)	261,776	259,788
Fairway Finance Corp.
2.55%, 01/03/05	(3)	201,934	201,934

Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	41,884	41,858
2.30%, 02/02/05	(3)	209,421	209,019
2.31%, 01/11/05	(3)	211,961	211,852
2.33%, 01/12/05	(3)	97,617	97,560
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	104,710	104,651
2.28%, 04/27/05	(3)	157,066	155,932
Fortis Funding LLC
2.35%, 05/09/05	(3)	293,189	290,778
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	104,710	104,663
General Electric Capital Corp.
2.24%, 02/02/05	(3)	628,262	627,090
2.26%, 01/05/05	(3)	209,421	209,395
2.29%, 01/24/05	(3)	52,355	52,285
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	73,297	73,219
2.38%, 01/19/05	(3)	83,768	83,680
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	116,277	116,021
2.30%, 02/02/05	(3)	52,355	52,255
2.33%, 02/03/05	(3)	52,355	52,250
Grampian Funding LLC
2.27%, 02/01/05	(3)	157,066	156,779
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	87,228	87,189
2.30%, 02/01/05	(3)	104,710	104,517
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	176,223	176,121
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	121,623	121,569
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	71,438	71,420
2.32%, 01/10/05	(3)	107,697	107,648
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	136,124	135,878
Nationwide Building Society
2.21%, 02/10/05	(3)	209,421	208,932
New Center Asset Trust
2.25%, 02/02/05	(3)	196,856	196,486
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	105,125	105,017
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	104,710	104,603
2.30%, 02/02/05	(3)	104,710	104,510
2.34%, 01/20/05	(3)	157,066	156,892
Scaldis Capital LLC
2.28%, 01/07/05	(3)	188,479	188,431
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	125,912	125,904
2.28%, 02/02/05	(3)	133,497	133,244
Sydney Capital Corp.
2.25%, 01/18/05	(3)	104,710	104,612
2.29%, 01/06/05	(3)	153,966	153,937
Tulip Funding Corp.
2.25%, 01/14/05	(3)	104,710	104,638
2.35%, 01/13/05	(3)	305,097	304,898
2.36%, 01/24/05	(3)	209,421	209,133
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	418,842	418,815
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	104,710	104,697
2.30%, 01/07/05	(3)	104,710	104,684

2.32%, 01/14/05	(3)	104,710	104,636
Yorktown Capital LLC
2.32%, 01/10/05	(3)	104,710	104,663
2.34%, 01/13/05	(3)	52,355	52,321

			9,428,973

FLOATING RATE NOTES—2.21%
American Express Credit Corp.
2.43%, 10/26/05	(3)	418,842	419,012
Bank of Nova Scotia
2.34%, 09/26/05	(3)	52,355	52,338
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	125,652	125,644
2.32%, 09/23/05	(3) (4)	188,479	188,424
2.32%, 09/27/05	(3) (4)	167,537	167,488
2.44%, 03/15/05	(3) (4)	104,710	104,727
2.47%, 10/27/05	(3) (4)	198,950	199,128
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	314,131	314,060
2.34%, 12/14/05	(3)	188,479	188,421
2.36%, 10/31/05	(3)	209,421	209,377
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	370,675	370,675
CC USA Inc.
2.06%, 07/29/05	(3) (4)	209,421	209,385
2.27%, 05/04/05	(3) (4)	209,421	209,407
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	52,355	52,356
Den Danske Bank NY
2.32%, 08/12/05	(3)	209,421	209,383
2.33%, 10/17/05	(3)	209,421	209,372
2.35%, 08/26/05	(3)	209,421	209,380
DEPFA Bank PLC
2.47%, 09/15/05	(3)	209,421	209,421
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	173,819	173,790
Fairway Finance LLC
2.35%, 03/14/05	(3)	209,421	209,421
2.37%, 01/20/05	(3)	104,710	104,710
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	418,842	418,842
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	167,537	167,531
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	120,113	120,113
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	209,421	209,421
K2 USA LLC
2.05%, 07/25/05	(3) (4)	104,710	104,699
2.33%, 06/10/05	(3) (4)	209,421	209,410
2.33%, 09/12/05	(3) (4)	209,421	209,392
2.39%, 10/20/05	(3) (4)	209,421	209,427
Links Finance LLC
2.12%, 04/25/05	(3)	209,421	209,464
2.35%, 04/15/05	(3) (4)	209,421	209,409
2.36%, 11/16/05	(3) (4)	104,710	104,692
National City Bank (Ohio)
2.29%, 08/09/05	(3)	209,421	209,383
2.35%, 06/23/05	(3)	209,421	209,391
2.36%, 06/10/05	(3)	104,710	104,725
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	209,421	209,421
2.58%, 01/27/06	(3) (4)	356,015	356,056

Norddeutsche Landesbank
2.04%, 07/27/05	(3)	209,421	209,379
Northern Rock PLC
2.02%, 01/13/05	(3)	198,950	198,950
2.39%, 10/25/05	(3)	418,842	418,842
Permanent Financing PLC
2.32%, 03/10/05	(3)	209,421	209,421
2.34%, 09/12/05	(3)	261,776	261,776
2.35%, 06/10/05	(3)	94,239	94,239
Sedna Finance Inc.
2.37%, 01/10/06	(3)	41,884	41,874
Sigma Finance Inc.
2.01%, 01/09/06	(3)	209,421	209,375
2.28%, 12/06/05	(3) (4)	209,421	209,360
2.34%, 10/07/05	(3) (4)	73,297	73,280
2.39%, 08/17/05	(3)	104,710	104,717
2.39%, 09/15/05	(3)	261,776	261,793
2.47%, 11/28/05	(3) (4)	209,421	209,591
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	173,819	173,816
2.30%, 04/07/05	(3) (4)	76,857	76,855
2.33%, 02/25/05	(3) (4)	117,276	117,272
2.36%, 01/18/05	(3) (4)	92,145	92,145
2.37%, 09/15/05	(3) (4)	184,290	184,270
2.39%, 07/25/05	(3) (4)	209,421	209,409
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	314,131	314,131
2.40%, 01/25/05	(3)	314,131	314,131
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	136,124	136,103
2.36%, 07/15/05	(3) (4)	157,066	157,049
2.36%, 09/15/05	(3)	157,066	157,044
2.36%, 10/14/05	(3) (4)	104,710	104,702
2.38%, 01/17/06	(3) (4)	73,297	73,296
2.45%, 06/15/05	(3) (4)	104,710	104,700
White Pine Finance LLC
2.02%, 07/11/05	(3)	52,355	52,352
2.24%, 11/01/05	(3) (4)	106,805	106,776
2.27%, 07/05/05	(3)	104,710	104,699
2.29%, 05/20/05	(3)	94,239	94,236
2.35%, 04/15/05	(3) (4)	157,066	157,057
2.37%, 06/15/05	(3) (4)	85,863	85,863
2.37%, 01/13/06	(3) (4)	209,421	209,398
2.38%, 03/29/05	(3)	90,051	90,046
2.38%, 06/28/05	(3)	140,312	140,298
2.38%, 08/26/05	(3) (4)	104,710	104,697
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	149,526	149,526

			13,409,763

MEDIUM-TERM NOTES—0.11%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	209,421	209,415
1.51%, 02/15/05	(3) (4)	136,124	136,148
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	157,066	157,065
K2 USA LLC
1.46%, 01/12/05	(3) (4)	104,710	104,710
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	52,355	52,354

			659,692

MONEY MARKET FUNDS—0.87%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	837,683	837,683
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	2,211,801	2,211,801
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	2,094,209	2,094,209
BlackRock Temp Cash Money Market Fund	(3)	39,055	39,055
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	79,020	79,020

			5,261,768

REPURCHASE AGREEMENTS—0.52%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$2,094,209	2,094,209
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	1,047,105	1,047,105

			3,141,314

TIME DEPOSITS—0.77%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	209,421	209,421
1.33%, 02/10/05	(3)	104,710	104,709
1.39%, 02/02/05	(3)	104,710	104,709
1.39%, 04/08/05	(3)	146,595	146,589
2.63%, 01/04/05	(3)	209,421	209,421
Bank of America N.A.
1.50%, 01/03/05	(3)	214,298	214,298
Credit Suisse First Boston
2.34%, 01/14/05	(3)	314,131	314,131
Fifth Third Bancorp
2.18%, 01/03/05	(3)	209,421	209,421
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	134,029	134,026
Natexis Banques
2.32%, 02/02/05	(3)	52,355	52,356
National City Bank (Ohio)
1.25%, 01/06/05	(3)	209,421	209,421
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	209,421	209,403
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	366,486	366,473
1.34%, 02/10/05	(3)	83,768	83,767
1.77%, 05/10/05	(3)	104,710	104,707
1.90%, 05/11/05	(3)	104,710	104,707
2.25%, 01/31/05	(3)	104,710	104,710
2.30%, 05/12/05	(3)	52,355	52,342
2.66%, 11/09/05	(3)	209,421	209,394
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	209,421	209,421
2.67%, 11/09/05	(3)	83,768	83,762
Washington Mutual Bank
2.27%, 02/02/05	(3)	83,768	83,768
2.35%, 02/02/05	(3)	335,073	335,071
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	837,683	837,683

			4,693,710

U.S. GOVERNMENT AGENCY NOTES—0.12%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	146,595	146,726
1.80%, 01/18/05	(3)	97,381	97,308

1.80%, 01/19/05	(3)	104,710	104,627
2.06%, 05/31/05	(3)	104,403	103,518
Federal National Mortgage Association
2.33%, 07/22/05	(3)	314,131	310,074

			762,253

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,357,473)			37,357,473

TOTAL INVESTMENTS IN SECURITIES — 106.00% (Cost: $660,597,982)	(7)		644,431,205
Other Assets, Less Liabilities — (6.00%)			(36,466,572)

NET ASSETS — 100.00%			$607,964,633

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $669,553,718. Net unrealized depreciation aggregated $25,122,513, of which $15,407,655 represented gross unrealized appreciation on securities and $40,530,168 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

December 31, 2004

Security		Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.20%
ADVO Inc.		137	$4,884
Catalina Marketing Corp.		236	6,993
Harte-Hanks Inc.		395	10,262
Interpublic Group of Companies Inc.	(1) (2)	1,944	26,050
Omnicom Group Inc.		848	71,503

			119,692

AEROSPACE & DEFENSE—1.66%
AAR Corp.	(1)	140	1,907
Alliant Techsystems Inc.	(1) (2)	174	11,376
Armor Holdings Inc.	(1)	154	7,241
Boeing Co. (The)	(2)	3,823	197,917
Curtiss-Wright Corp.		96	5,511
DRS Technologies Inc.	(1)	122	5,211
EDO Corp.		88	2,794
Engineered Support Systems Inc.	(2)	124	7,343
Esterline Technologies Corp.	(1)	110	3,591
GenCorp Inc.		249	4,624
General Dynamics Corp.		912	95,395
Goodrich (B.F.) Co.		548	17,887
Kaman Corp. Class A		110	1,391
L-3 Communications Holdings Inc.		524	38,378
Lockheed Martin Corp.		2,015	111,933
Moog Inc. Class A	(1)	115	5,215
Northrop Grumman Corp.		1,676	91,107
Raytheon Co.		2,057	79,873
Rockwell Collins Inc.	(2)	810	31,946
Sequa Corp. Class A	(1)	48	2,935
Teledyne Technologies Inc.	(1)	146	4,297
Titan Corp. (The)	(1)	381	6,172
Triumph Group Inc.	(1)	70	2,765
United Technologies Corp.		2,327	240,495

			977,304

AGRICULTURE—1.25%
Altria Group Inc.		9,348	571,163
Delta & Pine Land Co.		173	4,719
DIMON Inc.		189	1,270
Monsanto Co.		1,203	66,827
Reynolds American Inc.	(2)	671	52,741
Universal Corp.	(2)	115	5,502
UST Inc.		751	36,131

			738,353

AIRLINES—0.15%
AirTran Holdings Inc.	(1) (2)	382	4,087
Alaska Air Group Inc.	(1)	120	4,019
Delta Air Lines Inc.	(1) (2)	607	4,540

Frontier Airlines Inc.	(1)	153	1,746
JetBlue Airways Corp.	(1) (2)	471	10,937
Mesa Air Group Inc.	(1) (2)	158	1,255
SkyWest Inc.		257	5,155
Southwest Airlines Co.		3,561	57,973

			89,712

APPAREL—0.49%
Ashworth Inc.	(1)	74	806
Coach Inc.	(1)	859	48,448
Gymboree Corp.	(1)	146	1,872
Haggar Corp.		36	845
Jones Apparel Group Inc.		560	20,479
Kellwood Co.		124	4,278
K-Swiss Inc. Class A		153	4,455
Liz Claiborne Inc.		499	21,063
Nike Inc. Class B		1,195	108,375
OshKosh B’Gosh Inc. Class A	(2)	49	1,049
Oxford Industries Inc.		74	3,056
Phillips-Van Heusen Corp.		138	3,726
Quiksilver Inc.	(1)	257	7,656
Reebok International Ltd.	(2)	268	11,792
Russell Corp.		144	2,805
Stride Rite Corp.		158	1,765
Timberland Co. Class A	(1)	156	9,777
VF Corp.		510	28,244
Wolverine World Wide Inc.		176	5,530

			286,021

AUTO MANUFACTURERS—0.54%
Ford Motor Co.		8,327	121,907
General Motors Corp.	(2)	2,570	102,954
Navistar International Corp.	(1)	322	14,162
Oshkosh Truck Corp.		165	11,283
PACCAR Inc.		790	63,579
Wabash National Corp.	(1)	135	3,636

			317,521

AUTO PARTS & EQUIPMENT—0.29%
ArvinMeritor Inc.		313	7,002
Bandag Inc.		87	4,333
BorgWarner Inc.		259	14,030
Cooper Tire & Rubber Co.		338	7,284
Dana Corp.		692	11,992
Delphi Corp.		2,582	23,290
Goodyear Tire & Rubber Co. (The)	(1) (2)	810	11,875
Johnson Controls Inc.		866	54,939
Lear Corp.		307	18,730
Modine Manufacturing Co.	(2)	155	5,234
Standard Motor Products Inc.		98	1,548
Superior Industries International Inc.	(2)	108	3,137
Visteon Corp.	(2)	581	5,676

			169,070

BANKS—6.43%
AmSouth Bancorp		1,613	41,777
Associated Bancorp		592	19,660
Bank of America Corp.		18,423	865,697
Bank of Hawaii Corp.		244	12,381
Bank of New York Co. Inc. (The)		3,536	118,173
Banknorth Group Inc.		798	29,207
BB&T Corp.		2,514	105,714
Boston Private Financial Holdings Inc.	(2)	130	3,662
Chittenden Corp.	(2)	208	5,976

City National Corp.		226	15,967
Colonial BancGroup Inc. (The)		617	13,099
Comerica Inc.		778	47,474
Commerce Bancorp Inc.	(2)	364	23,442
Community Bank System Inc.	(2)	136	3,842
Compass Bancshares Inc.		563	27,401
Cullen/Frost Bankers Inc.		240	11,664
East West Bancorp Inc.		242	10,154
Fifth Third Bancorp		2,695	127,420
First BanCorp (Puerto Rico)		186	11,813
First Horizon National Corp.	(2)	566	24,400
First Midwest Bancorp Inc.		210	7,621
First Republic Bank		74	3,922
FirstMerit Corp.		390	11,111
Fremont General Corp.	(2)	351	8,838
Gold Bancorp Inc.		177	2,588
Greater Bay Bancorp	(2)	237	6,608
Hibernia Corp. Class A		713	21,041
Hudson United Bancorp		208	8,191
Huntington Bancshares Inc.		1,062	26,316
Investors Financial Services Corp.		306	15,294
Irwin Financial Corp.	(2)	126	3,577
KeyCorp		1,849	62,681
M&T Bank Corp.		531	57,263
Marshall & Ilsley Corp.	(2)	1,016	44,907
Mellon Financial Corp.		1,926	59,918
Mercantile Bankshares Corp.	(2)	364	19,001
Nara Bancorp Inc.		102	2,170
National City Corp.		3,084	115,804
North Fork Bancorp Inc.		2,140	61,739
Northern Trust Corp.		997	48,434
PNC Financial Services Group		1,286	73,868
PrivateBancorp Inc.	(2)	90	2,901
Provident Bankshares Corp.		149	5,419
Regions Financial Corp.		2,114	75,237
Republic Bancorp Inc.	(2)	315	4,813
Riggs National Corp.		146	3,104
Silicon Valley Bancshares	(1) (2)	162	7,261
South Financial Group Inc. (The)		329	10,702
Southwest Bancorp of Texas Inc.	(2)	316	7,360
State Street Corp.		1,517	74,515
Sterling Bancshares Inc.		198	2,825
SunTrust Banks Inc.		1,688	124,709
Susquehanna Bancshares Inc.		209	5,215
Synovus Financial Corp.		1,407	40,212
TCF Financial Corp.	(2)	638	20,505
TrustCo Bank Corp. NY	(2)	332	4,578
U.S. Bancorp		8,502	266,283
UCBH Holdings Inc.	(2)	210	9,622
Umpqua Holdings Corp.	(2)	200	5,042
United Bancshares Inc.		195	7,439
Wachovia Corp.		7,303	384,138
Wells Fargo & Co.		7,705	478,866
Westamerica Bancorp	(2)	147	8,572
Whitney Holding Corp.		190	8,548
Wilmington Trust Corp.		311	11,243
Wintrust Financial Corp.		98	5,582
Zions Bancorporation		412	28,028

			3,782,534

BEVERAGES—2.03%
Anheuser-Busch Companies Inc.		3,597	182,476
Brown-Forman Corp. Class B		559	27,212
Coca-Cola Co. (The)		11,018	458,679

Coca-Cola Enterprises Inc.		2,132	44,452
Constellation Brands Inc.	(1) (2)	496	23,069
Coors (Adolph) Co. Class B		172	13,015
Pepsi Bottling Group Inc.		1,141	30,853
PepsiAmericas Inc.		639	13,572
PepsiCo Inc.		7,671	400,426

			1,193,754

BIOTECHNOLOGY—1.16%
Amgen Inc.	(1) (2)	5,784	371,044
ArQule Inc.	(1)	146	845
Biogen Idec Inc.	(1)	1,518	101,114
Cambrex Corp.		115	3,116
Charles River Laboratories International Inc.	(1) (2)	299	13,757
Chiron Corp.	(1)	858	28,597
CryoLife Inc.	(1) (2)	98	693
Enzo Biochem Inc.	(1) (2)	154	2,998
Genzyme Corp.	(1)	1,132	65,735
Integra LifeSciences Holdings Corp.	(1) (2)	134	4,949
Invitrogen Corp.	(1)	234	15,708
MedImmune Inc.	(1)	1,141	30,933
Millennium Pharmaceuticals Inc.	(1)	1,410	17,089
Millipore Corp.	(1) (2)	226	11,257
Protein Design Labs Inc.	(1)	432	8,925
Regeneron Pharmaceuticals Inc.	(1)	243	2,238
Savient Pharmaceuticals Inc.	(1) (2)	306	829
Vertex Pharmaceuticals Inc.	(1)	358	3,784

			683,611

BUILDING MATERIALS—0.34%
American Standard Companies Inc.	(1)	975	40,287
Apogee Enterprises Inc.		134	1,797
ElkCorp		88	3,011
Florida Rock Industries Inc.		200	11,906
Lennox International Inc.		270	5,494
Martin Marietta Materials Inc.	(2)	222	11,913
Masco Corp.		2,038	74,448
Simpson Manufacturing Co. Inc.		215	7,503
Texas Industries Inc.		98	6,113
Universal Forest Products Inc.		80	3,472
Vulcan Materials Co.		470	25,667
York International Corp.		188	6,494

			198,105

CHEMICALS—1.73%
Air Products & Chemicals Inc.	(2)	1,034	59,941
Airgas Inc.		347	9,199
Albemarle Corp.		188	7,277
Arch Chemicals Inc.		110	3,166
Ashland Inc.		327	19,090
Cabot Corp.		285	11,024
Cabot Microelectronics Corp.	(1) (2)	111	4,446
Crompton Corp.		515	6,077
Cytec Industries Inc.	(2)	180	9,256
Dow Chemical Co. (The)	(2)	4,293	212,546
Du Pont (E.I.) de Nemours and Co.		4,522	221,804
Eastman Chemical Co.	(2)	358	20,667
Ecolab Inc.		1,171	41,137
Engelhard Corp.		557	17,083
Ferro Corp.		187	4,337
FMC Corp.	(1)	167	8,066
Fuller (H.B.) Co.		127	3,621
Georgia Gulf Corp.		152	7,570
Great Lakes Chemical Corp.	(2)	230	6,553

Hercules Inc.	(1) (2)	505	7,499
International Flavors & Fragrances Inc.		434	18,593
Lubrizol Corp.		303	11,169
Lyondell Chemical Co.	(2)	1,107	32,014
MacDermid Inc.		136	4,910
Minerals Technologies Inc.	(2)	95	6,336
Olin Corp.		326	7,179
OM Group Inc.	(1)	127	4,117
OMNOVA Solutions Inc.	(1)	165	927
Penford Corp.		48	755
PolyOne Corp.	(1)	407	3,687
PPG Industries Inc.		782	53,301
Praxair Inc.		1,477	65,210
Quaker Chemical Corp.		48	1,192
Rohm & Haas Co.	(2)	1,022	45,203
RPM International Inc.	(2)	538	10,577
Schulman (A.) Inc.		135	2,890
Sensient Technologies Corp.	(2)	210	5,038
Sherwin-Williams Co. (The)		649	28,965
Sigma-Aldrich Corp.		317	19,166
Valspar Corp. (The)		237	11,852
Wellman Inc.		158	1,689

			1,015,129

COAL—0.08%
Arch Coal Inc.		288	10,236
Massey Energy Co.		351	12,267
Peabody Energy Corp.		297	24,030

			46,533

COMMERCIAL SERVICES—1.31%
Aaron Rents Inc.		223	5,575
ABM Industries Inc.	(2)	217	4,279
ADESA Inc.		414	8,785
Administaff Inc.	(1) (2)	108	1,362
Alliance Data Systems Corp.	(1)	376	17,852
Apollo Group Inc. Class A	(1)	843	68,039
Arbitron Inc.	(1)	139	5,446
Banta Corp.		112	5,013
Block (H & R) Inc.	(2)	748	36,652
Bowne & Co. Inc.		172	2,797
Career Education Corp.	(1)	472	18,880
CDI Corp.		85	1,817
Cendant Corp.		4,791	112,014
Central Parking Corp.		160	2,424
Chemed Corp.		56	3,758
ChoicePoint Inc.	(1)	408	18,764
Coinstar Inc.	(1)	110	2,951
Consolidated Graphics Inc.	(1)	60	2,754
Convergys Corp.	(1)	656	9,833
Corinthian Colleges Inc.	(1) (2)	408	7,689
CPI Corp.		36	489
Cross Country Healthcare Inc.	(1)	141	2,549
Deluxe Corp.		232	8,661
DeVry Inc.	(1) (2)	316	5,486
Donnelley (R.R.) & Sons Co.		997	35,184
Education Management Corp.	(1)	335	11,058
Equifax Inc.	(2)	622	17,478
First Health Group Corp.	(1)	421	7,877
Gartner Inc. Class A	(1) (2)	498	6,205
Heidrick & Struggles International Inc.	(1)	85	2,913
Hooper Holmes Inc.		277	1,640
Insurance Auto Auctions Inc.	(1)	48	1,076
ITT Educational Services Inc.	(1) (2)	212	10,081

Kelly Services Inc. Class A		158	4,768
Korn/Ferry International	(1) (2)	173	3,590
Labor Ready Inc.	(1) (2)	185	3,130
Laureate Education Inc.	(1)	221	9,744
Manpower Inc.		415	20,044
MAXIMUS Inc.	(1)	96	2,988
McKesson Corp.		1,335	41,999
Midas Inc.	(1) (2)	74	1,480
MoneyGram International Inc.		404	8,541
Moody’s Corp.		673	58,450
MPS Group Inc.	(1)	460	5,640
NCO Group Inc.	(1) (2)	143	3,697
On Assignment Inc.	(1)	134	695
PAREXEL International Corp.	(1) (2)	114	2,314
Paychex Inc.		1,720	58,618
Pharmaceutical Product Development Inc.	(1)	261	10,777
Pre-Paid Legal Services Inc.	(2)	68	2,553
PRG-Schultz International Inc.	(1)	262	1,318
Quanta Services Inc.	(1)	522	4,176
Rent-A-Center Inc.	(1)	348	9,222
Rewards Network Inc.	(1)	122	854
Robert Half International Inc.		798	23,485
Rollins Inc.	(2)	205	5,396
SFBC International Inc.	(1)	65	2,567
Sotheby’s Holdings Inc. Class A	(1)	285	5,176
SOURCECORP Inc.	(1)	66	1,261
Spherion Corp.	(1)	265	2,226
StarTek Inc.		63	1,792
United Rentals Inc.	(1)	350	6,615
Valassis Communications Inc.	(1)	238	8,332
Vertrue Inc.	(1) (2)	48	1,813
Viad Corp.		98	2,792
Volt Information Sciences Inc.	(1)	74	2,175
Watson Wyatt & Co. Holdings		145	3,908

			769,517

COMPUTERS—4.19%
Affiliated Computer Services Inc. Class A	(1)	584	35,151
Agilysys Inc.		141	2,417
Apple Computer Inc.	(1)	1,830	117,852
BISYS Group Inc. (The)	(1) (2)	544	8,949
Brooktrout Inc.	(1)	62	745
CACI International Inc. Class A	(1)	133	9,061
Cadence Design Systems Inc.	(1)	1,245	17,193
Carreker Corp.	(1)	122	1,049
Catapult Communications Corp.	(1)	62	1,498
Ceridian Corp.	(1)	686	12,540
CIBER Inc.	(1) (2)	274	2,641
Cognizant Technology Solutions Corp.	(1)	611	25,864
Computer Sciences Corp.	(1)	860	48,478
Dell Inc.	(1)	11,314	476,772
Diebold Inc.		329	18,335
DST Systems Inc.	(1)	385	20,066
Electronic Data Systems Corp.		2,336	53,962
EMC Corp.	(1)	10,907	162,187
FactSet Research Systems Inc.	(2)	144	8,415
Gateway Inc.	(1)	1,730	10,397
Henry (Jack) & Associates Inc.		408	8,123
Hewlett-Packard Co.		13,751	288,358
Hutchinson Technology Inc.	(1)	116	4,010
Imation Corp.		152	4,838
International Business Machines Corp.		7,593	748,518
Kronos Inc.	(1) (2)	141	7,209
Lexmark International Inc.	(1)	587	49,895

Manhattan Associates Inc.	(1)	133	3,176
McDATA Corp. Class A	(1)	522	3,111
Mentor Graphics Corp.	(1) (2)	354	5,413
Mercury Computer Systems Inc.	(1) (2)	93	2,760
MICROS Systems Inc.	(1)	84	6,557
MTS Systems Corp.		95	3,212
National Instruments Corp.	(2)	366	9,973
NCR Corp.	(1)	425	29,423
Network Appliance Inc.	(1)	1,631	54,182
NYFIX Inc.	(1)	158	978
Phoenix Technologies Ltd.	(1)	122	1,008
Radiant Systems Inc.	(1)	103	671
RadiSys Corp.	(1)	82	1,603
Reynolds & Reynolds Co. (The) Class A		300	7,953
SanDisk Corp.	(1) (2)	750	18,727
Storage Technology Corp.	(1)	485	15,331
Sun Microsystems Inc.	(1)	15,297	82,298
SunGard Data Systems Inc.	(1)	1,312	37,169
Synaptics Inc.	(1)	114	3,486
Synopsys Inc.	(1)	690	13,538
TALX Corp.		59	1,522
Unisys Corp.	(1)	1,549	15,769

			2,462,383

COSMETICS & PERSONAL CARE—2.06%
Alberto-Culver Co.		419	20,351
Avon Products Inc.		2,152	83,282
Colgate-Palmolive Co.		2,414	123,500
Gillette Co. (The)		4,520	202,406
Kimberly-Clark Corp.		2,220	146,098
Procter & Gamble Co.		11,570	637,276

			1,212,913

DISTRIBUTION & WHOLESALE—0.27%
Advanced Marketing Services Inc.	(2)	98	986
Bell Microproducts Inc.	(1)	134	1,289
Building Materials Holdings Corp.		60	2,297
CDW Corp.		382	25,346
Fastenal Co.	(2)	349	21,484
Genuine Parts Co.		793	34,940
Grainger (W.W.) Inc.		414	27,581
Hughes Supply Inc.		299	9,673
ScanSource Inc.	(1)	56	3,481
SCP Pool Corp.	(2)	242	7,720
Tech Data Corp.	(1)	268	12,167
United Stationers Inc.	(1)	150	6,930
Watsco Inc.		119	4,191

			158,085

DIVERSIFIED FINANCIAL SERVICES—7.60%
American Express Co.		5,716	322,211
AmeriCredit Corp.	(1) (2)	715	17,482
Bear Stearns Companies Inc. (The)		470	48,086
Capital One Financial Corp.	(2)	1,105	93,052
CIT Group Inc.		955	43,758
Citigroup Inc.		23,670	1,140,421
Countrywide Financial Corp.		2,641	97,743
E*TRADE Financial Corp.	(1)	1,710	25,564
Eaton Vance Corp.		309	16,114
Edwards (A.G.) Inc.		352	15,210
Federal Home Loan Mortgage Corp.		3,140	231,418
Federal National Mortgage Association	(2)	4,408	313,894
Federated Investors Inc. Class B		495	15,048
Financial Federal Corp.	(1) (2)	77	3,018

Franklin Resources Inc.		1,135	79,053
Goldman Sachs Group Inc. (The)		2,205	229,408
IndyMac Bancorp Inc.		281	9,680
Investment Technology Group Inc.	(1)	186	3,720
Janus Capital Group Inc.		1,088	18,289
Jefferies Group Inc.		259	10,433
JP Morgan Chase & Co.		16,249	633,873
LaBranche & Co. Inc.	(1) (2)	261	2,339
Legg Mason Inc.		462	33,846
Lehman Brothers Holdings Inc.		1,226	107,250
MBNA Corp.		5,816	163,953
Merrill Lynch & Co. Inc.		4,241	253,485
Morgan Stanley		4,984	276,712
Piper Jaffray Companies Inc.	(1)	89	4,268
Providian Financial Corp.	(1)	1,349	22,218
Raymond James Financial Inc.		334	10,347
Schwab (Charles) Corp. (The)		6,156	73,626
SLM Corp.		1,956	104,431
SWS Group Inc.		74	1,622
T. Rowe Price Group Inc.		582	36,200
Waddell & Reed Financial Inc. Class A		374	8,935
World Acceptance Corp.	(1)	82	2,256

			4,468,963

ELECTRIC—2.87%
AES Corp. (The)	(1)	2,947	40,285
Allegheny Energy Inc.	(1) (2)	623	12,279
ALLETE Inc.		132	4,851
Alliant Energy Corp.		532	15,215
Ameren Corp.		885	44,374
American Electric Power Co. Inc.		1,800	61,812
Aquila Inc.	(1)	1,081	3,989
Avista Corp.		216	3,817
Black Hills Corp.	(2)	145	4,449
Calpine Corp.	(1) (2)	2,414	9,511
CenterPoint Energy Inc.		1,419	16,035
Central Vermont Public Service Corp.		51	1,186
CH Energy Group Inc.		70	3,363
Cinergy Corp.		823	34,261
Cleco Corp.		218	4,417
CMS Energy Corp.	(1) (2)	902	9,426
Consolidated Edison Inc.	(2)	1,100	48,125
Constellation Energy Group Inc.		799	34,924
Dominion Resources Inc.		1,508	102,152
DPL Inc.		583	14,639
DTE Energy Co.	(2)	798	34,418
Duke Energy Corp.		4,353	110,261
Duquesne Light Holdings Inc.	(2)	346	6,522
Edison International		1,481	47,436
El Paso Electric Co.	(1)	211	3,996
Energy East Corp.		676	18,036
Entergy Corp.		1,017	68,739
Exelon Corp.		3,016	132,915
FirstEnergy Corp.		1,500	59,265
FPL Group Inc.		844	63,089
Great Plains Energy Inc.		344	10,416
Green Mountain Power Corp.		24	692
Hawaiian Electric Industries Inc.	(2)	365	10,640
IDACORP Inc.	(2)	188	5,747
MDU Resources Group Inc.		544	14,514
NiSource Inc.		1,237	28,179
Northeast Utilities		594	11,197
NSTAR		245	13,299
OGE Energy Corp.	(2)	411	10,896

Pepco Holdings Inc.		865	18,442
PG&E Corp.	(1)	1,833	61,002
Pinnacle West Capital Corp.		421	18,697
PNM Resources Inc.	(2)	273	6,904
PPL Corp.		859	45,768
Progress Energy Inc.		1,123	50,805
Public Service Enterprise Group Inc.	(2)	1,081	55,963
Puget Energy Inc.		452	11,164
SCANA Corp.		517	20,370
Sierra Pacific Resources Corp.	(1) (2)	527	5,533
Southern Co. (The)		3,366	112,828
TECO Energy Inc.		921	14,128
TXU Corp.	(2)	1,093	70,564
UIL Holdings Corp.	(2)	65	3,334
UniSource Energy Corp.		153	3,689
Westar Energy Inc.		388	8,874
Wisconsin Energy Corp.		539	18,170
WPS Resources Corp.	(2)	169	8,443
Xcel Energy Inc.		1,818	33,088

			1,687,133

ELECTRICAL COMPONENTS & EQUIPMENT—0.43%
Advanced Energy Industries Inc.	(1)	136	1,242
American Power Conversion Corp.	(2)	870	18,618
AMETEK Inc.		316	11,272
Artesyn Technologies Inc.	(1) (2)	169	1,910
Belden CDT Inc.	(2)	210	4,872
C&D Technologies Inc.		110	1,874
Emerson Electric Co.		1,911	133,961
Energizer Holdings Inc.	(1)	359	17,839
Hubbell Inc. Class B	(2)	281	14,696
Intermagnetics General Corp.	(1)	113	2,871
Littelfuse Inc.	(1)	99	3,382
Magnetek Inc.	(1)	146	1,007
Molex Inc.	(2)	866	25,980
Power-One Inc.	(1)	372	3,318
Rayovac Corp.	(1)	155	4,737
Vicor Corp.		183	2,399
Wilson Greatbatch Technologies Inc.	(1)	93	2,085

			252,063

ELECTRONICS—0.84%
Agilent Technologies Inc.	(1)	2,208	53,213
Amphenol Corp. Class A	(1)	408	14,990
Analogic Corp.		60	2,687
Applera Corp. - Applied Biosystems Group		892	18,652
Arrow Electronics Inc.	(1)	534	12,976
Avnet Inc.	(1) (2)	557	10,160
Bei Technologies Inc.		64	1,976
Bel Fuse Inc. Class B		48	1,622
Benchmark Electronics Inc.	(1) (2)	186	6,343
Brady Corp. Class A		109	6,820
Checkpoint Systems Inc.	(1) (2)	172	3,105
Coherent Inc.	(1)	136	4,140
CTS Corp.		156	2,073
Cubic Corp.	(2)	118	2,970
Cymer Inc.	(1)	166	4,904
Daktronics Inc.	(1)	82	2,041
Dionex Corp.	(1)	94	5,327
Electro Scientific Industries Inc.	(1)	125	2,470
FEI Co.	(1)	147	3,087
Fisher Scientific International Inc.	(1)	538	33,560
FLIR Systems Inc.	(1) (2)	158	10,079
Gentex Corp.	(2)	358	13,253

Itron Inc.	(1)	98	2,343
Jabil Circuit Inc.	(1)	926	23,687
Keithley Instruments Inc.		74	1,458
KEMET Corp.	(1)	383	3,428
Meade Instruments Corp.	(1)	98	336
Methode Electronics Inc.		155	1,992
Park Electrochemical Corp.		86	1,864
Parker Hannifin Corp.		543	41,127
Paxar Corp.	(1)	177	3,924
PerkinElmer Inc.		591	13,292
Photon Dynamics Inc.	(1)	72	1,748
Planar Systems Inc.	(1) (2)	74	831
Plexus Corp.	(1)	189	2,459
Rogers Corp.	(1)	75	3,232
Sanmina-SCI Corp.	(1)	2,372	20,091
SBS Technologies Inc.	(1)	74	1,033
Solectron Corp.	(1)	4,463	23,788
Sonic Solutions Inc.	(1) (2)	102	2,289
Symbol Technologies Inc.		1,109	19,186
Technitrol Inc.	(1)	179	3,258
Tektronix Inc.		409	12,356
Thermo Electron Corp.	(1)	734	22,159
Thomas & Betts Corp.	(1)	267	8,210
Trimble Navigation Ltd.	(1) (2)	234	7,731
Varian Inc.	(1)	156	6,398
Vishay Intertechnology Inc.	(1) (2)	753	11,310
Waters Corp.	(1)	555	25,968
Watts Water Technologies Inc. Class A		145	4,675
Woodward Governor Co.		51	3,652
X-Rite Inc.		88	1,409

			491,682

ENERGY-ALTERNATE SOURCES—0.01%
Headwaters Inc.	(1)	158	4,503

			4,503

ENGINEERING & CONSTRUCTION—0.11%
Dycom Industries Inc.	(1)	219	6,684
EMCOR Group Inc.	(1)	67	3,027
Fluor Corp.	(2)	385	20,986
Granite Construction Inc.		187	4,974
Insituform Technologies Inc. Class A	(1) (2)	118	2,675
Jacobs Engineering Group Inc.	(1) (2)	260	12,425
Shaw Group Inc. (The)	(1) (2)	294	5,248
URS Corp.	(1)	196	6,292

			62,311

ENTERTAINMENT—0.17%
Argosy Gaming Co.	(1)	133	6,211
GTECH Holdings Corp.		525	13,624
International Game Technology Inc.		1,567	53,873
International Speedway Corp. Class A	(2)	246	12,989
Macrovision Corp.	(1)	224	5,761
Pinnacle Entertainment Inc.	(1)	170	3,363
Shuffle Master Inc.	(1) (2)	105	4,945

			100,766

ENVIRONMENTAL CONTROL—0.24%
Aleris International Inc.	(1)	125	2,115
Allied Waste Industries Inc.	(1)	1,469	13,632
Ionics Inc.	(1)	104	4,507
Republic Services Inc.		693	23,243
Stericycle Inc.	(1)	204	9,374
Tetra Tech Inc.	(1) (2)	250	4,185

Waste Connections Inc.	(1) (2)	222	7,603
Waste Management Inc.		2,603	77,934

			142,593

FOOD—1.91%
Albertson’s Inc.	(2)	1,672	39,927
American Italian Pasta Co. Class A		86	1,999
Archer-Daniels-Midland Co.		2,976	66,395
Campbell Soup Co.		1,871	55,924
ConAgra Foods Inc.		2,339	68,884
Corn Products International Inc.		165	8,837
Dean Foods Co.	(1)	679	22,373
Flowers Foods Inc.		199	6,284
General Mills Inc.		1,658	82,419
Great Atlantic & Pacific Tea Co.	(1)	165	1,691
Hain Celestial Group Inc.	(1) (2)	172	3,555
Heinz (H.J.) Co.		1,589	61,955
Hershey Foods Corp.		1,119	62,149
Hormel Foods Corp.		639	20,033
J&J Snack Foods Corp.		39	1,912
Kellogg Co.		1,879	83,916
Kroger Co.	(1)	3,360	58,934
Lance Inc.		130	2,474
McCormick & Co. Inc. NVS	(2)	628	24,241
Nash Finch Co.		55	2,077
Performance Food Group Co.	(1)	210	5,651
Ralcorp Holdings Inc.		132	5,535
Ruddick Corp.		209	4,533
Safeway Inc.	(1)	2,033	40,131
Sanderson Farms Inc.		89	3,852
Sara Lee Corp.		3,570	86,180
Smithfield Foods Inc.	(1)	512	15,150
Smucker (J.M.) Co. (The)	(2)	269	12,662
SUPERVALU Inc.	(2)	617	21,299
Sysco Corp.	(2)	2,912	111,151
Tootsie Roll Industries Inc.	(2)	236	8,173
Tyson Foods Inc. Class A		1,602	29,477
United Natural Foods Inc.	(1)	179	5,567
Whole Foods Market Inc.	(2)	286	27,270
Wrigley (William Jr.) Co.	(2)	1,021	70,643

			1,123,253

FOREST PRODUCTS & PAPER—0.54%
Bowater Inc.		257	11,300
Buckeye Technologies Inc.	(1)	162	2,108
Caraustar Industries Inc.	(1) (2)	124	2,086
Deltic Timber Corp.		54	2,292
Georgia-Pacific Corp.		1,173	43,964
Glatfelter Co.		194	2,964
International Paper Co.		2,214	92,988
Longview Fibre Co.	(2)	228	4,136
Louisiana-Pacific Corp.		508	13,584
MeadWestvaco Corp.		920	31,179
Neenah Paper Inc.	(1)	68	2,217
Pope & Talbot Inc.		74	1,266
Potlatch Corp.		134	6,778
Rock-Tenn Co. Class A		156	2,365
Schweitzer-Mauduit International Inc.		65	2,207
Temple-Inland Inc.		258	17,647
Wausau-Mosinee Paper Corp.	(2)	230	4,108
Weyerhaeuser Co.		1,091	73,337

			316,526

GAS—0.32%
AGL Resources Inc.		340	11,302
Atmos Energy Corp.		346	9,463
Cascade Natural Gas Corp.		46	975
Energen Corp.		166	9,786
KeySpan Corp.		729	28,759
Laclede Group Inc. (The)		98	3,053
New Jersey Resources Corp.		125	5,417
Nicor Inc.	(2)	199	7,351
Northwest Natural Gas Co.		122	4,116
ONEOK Inc.	(2)	472	13,414
Peoples Energy Corp.		170	7,471
Piedmont Natural Gas Co.	(2)	355	8,250
Sempra Energy	(2)	1,060	38,881
Southern Union Co.	(1) (2)	373	8,945
Southwest Gas Corp.		161	4,089
UGI Corp.		236	9,655
Vectren Corp.		352	9,434
WGL Holdings Inc.		219	6,754

			187,115

HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	(2)	147	4,047
Black & Decker Corp.		370	32,682
Kennametal Inc.		172	8,560
Milacron Inc.	(1) (2)	172	583
Regal-Beloit Corp.		108	3,089
Snap-On Inc.		264	9,071
Stanley Works (The)		378	18,518

			76,550

HEALTH CARE—0.00%
LCA-Vision Inc.		88	2,058

			2,058

HEALTH CARE-PRODUCTS—3.72%
Advanced Medical Optics Inc.	(1)	166	6,829
American Medical Systems Holdings Inc.	(1)	152	6,355
ArthroCare Corp.	(1)	110	3,527
Bard (C.R.) Inc.		480	30,710
Bausch & Lomb Inc.		246	15,857
Baxter International Inc.		2,805	96,885
Beckman Coulter Inc.		280	18,757
Becton, Dickinson & Co.		1,152	65,434
BioLase Technology Inc.	(2)	122	1,326
Biomet Inc.		1,151	49,942
Biosite Inc.	(1) (2)	74	4,554
Boston Scientific Corp.	(1)	3,844	136,654
CONMED Corp.	(1)	133	3,780
Cooper Companies Inc.	(2)	149	10,518
Cyberonics Inc.	(1)	104	2,155
Cytyc Corp.	(1)	515	14,199
Datascope Corp.		65	2,580
DENTSPLY International Inc.		371	20,850
Diagnostic Products Corp.	(2)	132	7,267
DJ Orthopedics Inc.	(1)	93	1,992
Edwards Lifesciences Corp.	(1) (2)	274	11,305
Guidant Corp.		1,450	104,545
Haemonetics Corp.	(1)	114	4,128
Henry Schein Inc.	(1) (2)	199	13,858
Hillenbrand Industries Inc.		285	15,829
Hologic Inc.	(1) (2)	98	2,692
ICU Medical Inc.	(1) (2)	58	1,586
IDEXX Laboratories Inc.	(1)	156	8,516
Immucor Inc.	(1)	201	4,726

INAMED Corp.	(1) (2)	165	10,436
Invacare Corp.		141	6,523
Johnson & Johnson		13,536	858,453
Kensey Nash Corp.	(1) (2)	49	1,692
Medtronic Inc.		5,504	273,384
Mentor Corp.		199	6,714
Merit Medical Systems Inc.	(1)	114	1,742
Osteotech Inc.	(1)	86	473
Patterson Companies Inc.	(1) (2)	630	27,336
PolyMedica Corp.		123	4,587
Possis Medical Inc.	(1)	86	1,159
ResMed Inc.	(1)	153	7,818
Respironics Inc.	(1)	163	8,861
Sola International Inc.	(1)	144	3,966
St. Jude Medical Inc.	(1)	1,626	68,178
Steris Corp.	(1)	312	7,401
Stryker Corp.		1,829	88,249
SurModics Inc.	(1) (2)	77	2,503
Sybron Dental Specialties Inc.	(1)	175	6,191
TECHNE Corp.	(1)	187	7,274
Varian Medical Systems Inc.	(1)	624	26,982
Viasys Healthcare Inc.	(1)	136	2,584
VISX Inc.	(1)	223	5,769
Vital Sign Inc.		62	2,413
Zimmer Holdings Inc.	(1)	1,116	89,414

			2,187,458

HEALTH CARE-SERVICES—1.61%
Aetna Inc.		672	83,832
Amedisys Inc.	(1)	67	2,170
American Healthways Inc.	(1) (2)	148	4,890
AMERIGROUP Corp.	(1)	113	8,550
AmSurg Corp.	(1) (2)	130	3,840
Apria Healthcare Group Inc.	(1) (2)	224	7,381
Centene Corp.	(1)	184	5,216
Community Health Systems Inc.	(1)	403	11,236
Covance Inc.	(1)	288	11,160
Coventry Health Care Inc.	(1)	413	21,922
Gentiva Health Services Inc.	(1)	103	1,722
HCA Inc.	(2)	1,917	76,603
Health Management Associates Inc. Class A	(2)	1,119	25,424
Health Net Inc.	(1)	512	14,781
Humana Inc.	(1)	733	21,763
LabOne Inc.	(1)	75	2,403
Laboratory Corp. of America Holdings	(1)	631	31,436
LifePoint Hospitals Inc.	(1)	174	6,059
Lincare Holdings Inc.	(1)	462	19,704
Manor Care Inc.		398	14,101
OCA Inc.	(1) (2)	208	1,321
Odyssey Healthcare Inc.	(1)	160	2,189
PacifiCare Health Systems Inc.	(1)	383	21,647
Pediatrix Medical Group Inc.	(1)	104	6,661
Province Healthcare Co.	(1)	223	4,984
Quest Diagnostics Inc.		462	44,144
RehabCare Group Inc.	(1) (2)	71	1,987
Renal Care Group Inc.	(1)	311	11,193
Sierra Health Services Inc.	(1) (2)	119	6,558
Sunrise Senior Living Inc.	(1)	91	4,219
Tenet Healthcare Corp.	(1)	2,147	23,574
Triad Hospitals Inc.	(1)	350	13,023
United Surgical Partners International Inc.	(1) (2)	134	5,588
UnitedHealth Group Inc.		2,976	261,977
Universal Health Services Inc. Class B		269	11,970
WellPoint Inc.	(1)	1,344	154,560

			949,788

HOLDING COMPANIES-DIVERSIFIED—0.04%
Leucadia National Corp.		329	22,859

			22,859

HOME BUILDERS—0.52%
Centex Corp.		570	33,961
Champion Enterprises Inc.	(1) (2)	337	3,983
Coachmen Industries Inc.		74	1,285
D.R. Horton Inc.		1,060	42,729
Fleetwood Enterprises Inc.	(1) (2)	262	3,527
Hovnanian Enterprises Inc. Class A	(1)	282	13,965
KB Home		213	22,237
Lennar Corp. Class A		710	40,243
M.D.C. Holdings Inc.		148	12,793
Meritage Homes Corp.	(1)	58	6,537
Monaco Coach Corp.		129	2,654
NVR Inc.	(1) (2)	29	22,313
Pulte Homes Inc.		580	37,004
Ryland Group Inc.		219	12,601
Skyline Corp.		36	1,469
Standard-Pacific Corp.		154	9,878
Thor Industries Inc.	(2)	263	9,744
Toll Brothers Inc.	(1) (2)	343	23,533
Winnebago Industries Inc.		151	5,898

			306,354

HOME FURNISHINGS—0.19%
Applica Inc.	(1)	122	738
Bassett Furniture Industries Inc.		48	942
Ethan Allen Interiors Inc.	(2)	162	6,483
Fedders Corp.		158	572
Furniture Brands International Inc.		241	6,037
Harman International Industries Inc.		307	38,989
La-Z-Boy Inc.	(2)	231	3,550
Leggett & Platt Inc.		877	24,933
Maytag Corp.	(2)	361	7,617
Whirlpool Corp.		305	21,109

			110,970

HOUSEHOLD PRODUCTS & WARES—0.31%
American Greetings Corp. Class A		310	7,858
Avery Dennison Corp.		507	30,405
Blyth Inc.		184	5,439
Church & Dwight Co. Inc.		282	9,481
Clorox Co.		695	40,956
Fortune Brands Inc.		656	50,630
Fossil Inc.	(1) (2)	321	8,230
Harland (John H.) Co.		124	4,476
Russ Berrie & Co. Inc.		90	2,056
Scotts Co. (The) Class A	(1)	152	11,175
Standard Register Co. (The)	(2)	122	1,723
Tupperware Corp.	(2)	263	5,449
WD-40 Co.	(2)	72	2,046

			179,924

HOUSEWARES—0.07%
Enesco Group Inc.	(1)	74	598
Libbey Inc.		58	1,288
National Presto Industries Inc.		29	1,320
Newell Rubbermaid Inc.		1,262	30,528
Toro Co.		106	8,623

			42,357

INSURANCE—4.51%
ACE Ltd.	(2)	1,292	55,233
AFLAC Inc.		2,302	91,712
Allmerica Financial Corp.	(1)	241	7,912
Allstate Corp. (The)		3,124	161,573
Ambac Financial Group Inc.		498	40,901
American Financial Group Inc.		335	10,489
American International Group Inc.		11,880	780,160
AmerUs Group Co.	(2)	177	8,018
AON Corp.		1,437	34,287
Berkley (W.R.) Corp.		387	18,255
Brown & Brown Inc.		319	13,892
Chubb Corp.		872	67,057
CIGNA Corp.		614	50,084
Cincinnati Financial Corp.		771	34,124
Delphi Financial Group Inc. Class A	(2)	143	6,599
Everest Re Group Ltd.		258	23,106
Fidelity National Financial Inc.		793	36,216
First American Corp.		413	14,513
Gallagher (Arthur J.) & Co.	(2)	426	13,845
Hartford Financial Services Group Inc.		1,337	92,667
HCC Insurance Holdings Inc.	(2)	313	10,367
Hilb, Rogal & Hobbs Co.	(2)	162	5,871
Horace Mann Educators Corp.	(2)	190	3,625
Jefferson-Pilot Corp.	(2)	620	32,215
LandAmerica Financial Group Inc.		80	4,314
Lincoln National Corp.		793	37,017
Loews Corp.		844	59,333
Marsh & McLennan Companies Inc.		2,397	78,861
MBIA Inc.		643	40,689
MetLife Inc.		3,388	137,248
MGIC Investment Corp.	(2)	444	30,596
Ohio Casualty Corp.	(1)	278	6,452
Old Republic International Corp.		839	21,227
Philadelphia Consolidated Holding Corp.	(1)	100	6,614
PMI Group Inc. (The)	(2)	438	18,287
Presidential Life Corp.		128	2,171
Principal Financial Group Inc.		1,403	57,439
ProAssurance Corp.	(1)	131	5,123
Progressive Corp. (The)		911	77,289
Protective Life Corp.		320	13,661
Prudential Financial Inc.		2,335	128,332
Radian Group Inc.		422	22,467
RLI Corp.	(2)	113	4,697
SAFECO Corp.		582	30,404
SCPIE Holdings Inc.	(1)	48	475
Selective Insurance Group Inc.	(2)	125	5,530
St. Paul Travelers Companies Inc.		3,047	112,952
StanCorp Financial Group Inc.		131	10,808
Stewart Information Services Corp.		86	3,582
Torchmark Corp.		495	28,284
UICI		206	6,983
Unitrin Inc.		316	14,362
UNUMProvident Corp.		1,364	24,470
XL Capital Ltd. Class A		631	48,997
Zenith National Insurance Corp.		86	4,286

			2,655,671

INTERNET—1.31%
Avocent Corp.	(1)	226	9,158
CheckFree Corp.	(1) (2)	400	15,232
Digital Insight Corp.	(1)	157	2,889
eBay Inc.	(1) (2)	3,019	351,049

FindWhat.com	(1) (2)	132	2,340
Internet Security Systems Inc.	(1)	213	4,952
j2 Global Communications Inc.	(1) (2)	105	3,623
Macromedia Inc.	(1)	328	10,207
McAfee Inc.	(1)	737	21,321
Monster Worldwide Inc.	(1) (2)	548	18,435
Napster Inc.	(1) (2)	146	1,372
PC-Tel Inc.	(1)	98	777
RSA Security Inc.	(1)	324	6,499
Symantec Corp.	(1)	2,885	74,318
Verity Inc.	(1)	162	2,125
WebEx Communications Inc.	(1) (2)	200	4,756
Websense Inc.	(1) (2)	110	5,579
Yahoo! Inc.	(1)	6,260	235,877

			770,509

IRON & STEEL—0.18%
Allegheny Technologies Inc.		432	9,361
Carpenter Technology Corp.		111	6,489
Cleveland-Cliffs Inc.	(2)	50	5,193
Material Sciences Corp.	(1)	60	1,079
Nucor Corp.	(2)	723	37,842
Reliance Steel & Aluminum Co.		147	5,727
Ryerson Tull Inc.		122	1,922
Steel Dynamics Inc.	(2)	209	7,917
Steel Technologies Inc.		63	1,733
United States Steel Corp.	(2)	522	26,753

			104,016

LEISURE TIME—0.54%
Arctic Cat Inc.		89	2,360
Bally Total Fitness Holding Corp.	(1)	172	729
Brunswick Corp.		442	21,879
Callaway Golf Co.	(2)	340	4,590
Carnival Corp.		2,883	166,147
Harley-Davidson Inc.		1,342	81,527
K2 Inc.	(1)	207	3,287
Multimedia Games Inc.	(1) (2)	121	1,907
Nautilus Group Inc. (The)	(2)	146	3,529
Pegasus Solutions Inc.	(1)	90	1,134
Polaris Industries Inc.		197	13,400
Sabre Holdings Corp.	(2)	625	13,850
WMS Industries Inc.	(1) (2)	137	4,595

			318,934

LODGING—0.46%
Aztar Corp.	(1)	156	5,448
Boyd Gaming Corp.	(2)	402	16,743
Caesars Entertainment Inc.	(1)	1,438	28,961
Harrah’s Entertainment Inc.		514	34,381
Hilton Hotels Corp.		1,754	39,886
Mandalay Resort Group		310	21,833
Marcus Corp.		134	3,369
Marriott International Inc. Class A		1,022	64,366
Starwood Hotels & Resorts Worldwide Inc.		943	55,071

			270,058

MACHINERY—0.69%
AGCO Corp.	(1) (2)	418	9,150
Albany International Corp. Class A		142	4,993
Applied Industrial Technologies Inc.		132	3,617
Astec Industries Inc.	(1)	98	1,687
Briggs & Stratton Corp.		238	9,896
Caterpillar Inc.		1,554	151,531

Cognex Corp.			215	5,999
Cummins Inc.	(2)		209	17,512
Deere & Co.			1,129	83,998
Flowserve Corp.	(1)		249	6,857
Gardner Denver Inc.	(1)		88	3,194
Gerber Scientific Inc.	(1)		110	837
Graco Inc.			319	11,915
IDEX Corp.			234	9,477
JLG Industries Inc.	(2)		198	3,887
Lindsay Manufacturing Co.			50	1,294
Manitowoc Co. Inc. (The)			134	5,045
Nordson Corp.			164	6,571
Robbins & Myers Inc.	(2)		62	1,477
Rockwell Automation Inc.			837	41,473
Stewart & Stevenson Services Inc.			126	2,549
Tecumseh Products Co. Class A			83	3,967
Thomas Industries Inc.			78	3,114
Zebra Technologies Corp. Class A	(1)		330	18,572

				408,612

MANUFACTURING—5.47%
Acuity Brands Inc.			191	6,074
AptarGroup Inc.			165	8,709
Barnes Group Inc.	(2)		110	2,916
Brink’s Co. (The)			257	10,157
Carlisle Companies Inc.			144	9,348
Ceradyne Inc.	(1	) (2)	73	4,176
CLARCOR Inc.			115	6,299
Cooper Industries Ltd.			419	28,446
Crane Co.			248	7,152
CUNO Inc.	(1)		76	4,514
Danaher Corp.			1,404	80,604
Donaldson Co. Inc.	(2)		383	12,478
Dover Corp.			924	38,753
Eastman Kodak Co.	(2)		1,303	42,022
Eaton Corp.			691	50,001
Federal Signal Corp.	(2)		214	3,779
General Electric Co.			48,217	1,759,921
Griffon Corp.	(1)		130	3,510
Harsco Corp.			191	10,646
Honeywell International Inc.			3,915	138,630
Illinois Tool Works Inc.			1,346	124,747
Ingersoll-Rand Co. Class A			784	62,955
ITT Industries Inc.			423	35,722
Lancaster Colony Corp.			161	6,902
Lydall Inc.	(1)		64	759
Myers Industries Inc.	(2)		162	2,074
Pall Corp.			571	16,530
Pentair Inc.			463	20,168
Roper Industries Inc.			194	11,789
Smith (A.O.) Corp.	(2)		131	3,922
SPX Corp.			346	13,861
Standex International Corp.			53	1,510
Sturm Ruger & Co. Inc.			134	1,210
Teleflex Inc.			186	9,661
Textron Inc.			628	46,346
3M Co.			3,545	290,938
Tredegar Corp.	(2)		171	3,456
Trinity Industries Inc.	(2)		215	7,327
Tyco International Ltd.			9,160	327,378

				3,215,390

MEDIA—3.51%
Belo (A.H.) Corp.			530	13,907

Clear Channel Communications Inc.		2,609	87,375
Comcast Corp. Class A	(1)	10,108	336,394
Dow Jones & Co. Inc.		377	16,234
Emmis Communications Corp.	(1)	252	4,836
Entercom Communications Corp.	(1)	231	8,291
4Kids Entertainment Inc.	(1) (2)	56	1,177
Gannett Co. Inc.		1,162	94,935
Knight Ridder Inc.		354	23,697
Lee Enterprises Inc.	(2)	209	9,631
McGraw-Hill Companies Inc. (The)		864	79,091
Media General Inc. Class A		107	6,935
Meredith Corp.		231	12,520
Nelson (Thomas) Inc.		63	1,424
New York Times Co. Class A		662	27,010
News Corp. Inc. Class A	(1)	11,895	221,961
Readers Digest Association Inc. (The)		447	6,218
Scholastic Corp.	(1) (2)	179	6,616
Time Warner Inc.	(1)	20,858	405,480
Tribune Co.		1,445	60,892
Univision Communications Inc. Class A	(1)	1,469	42,998
Viacom Inc. Class B		7,764	282,532
Walt Disney Co. (The)		9,303	258,623
Washington Post Co. (The) Class B		44	43,253
Westwood One Inc.	(1)	443	11,930

			2,063,960

METAL FABRICATE & HARDWARE—0.11%
Castle (A.M.) & Co.	(1)	63	752
Commercial Metals Co.		132	6,674
Kaydon Corp.	(2)	126	4,161
Lawson Products Inc.		41	2,068
Mueller Industries Inc.		163	5,249
Precision Castparts Corp.		302	19,835
Quanex Corp.		74	5,074
Timken Co. (The)		417	10,850
Valmont Industries Inc.		105	2,637
Wolverine Tube Inc.	(1)	62	800
Worthington Industries Inc.		369	7,225

			65,325

MINING—0.51%
Alcoa Inc.		3,962	124,486
AMCOL International Corp.		129	2,592
Brush Engineered Materials Inc.	(1)	86	1,591
Century Aluminum Co.	(1) (2)	146	3,834
Freeport-McMoRan Copper & Gold Inc.		811	31,005
Newmont Mining Corp.		2,020	89,708
Owens & Minor Inc.		177	4,986
Phelps Dodge Corp.		434	42,931
RTI International Metals Inc.	(1)	94	1,931

			303,064

OFFICE & BUSINESS EQUIPMENT—0.22%
Global Imaging Systems Inc.	(1) (2)	110	4,345
Imagistics International Inc.	(1)	72	2,424
Pitney Bowes Inc.		1,048	48,501
Xerox Corp.	(1)	4,337	73,772

			129,042

OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	(2)	327	9,035
HNI Corp.		254	10,935
Interface Inc. Class A	(1)	226	2,253

			22,223

OIL & GAS—5.87%
Amerada Hess Corp.		420	34,600
Anadarko Petroleum Corp.		1,125	72,911
Apache Corp.		1,485	75,096
Atwood Oceanics Inc.	(1)	67	3,491
Burlington Resources Inc.		1,781	77,474
Cabot Oil & Gas Corp.		149	6,593
ChevronTexaco Corp.		9,648	506,616
Cimarex Energy Co.	(1)	188	7,125
ConocoPhillips		3,143	272,907
Devon Energy Corp.		2,211	86,052
ENSCO International Inc.		695	22,059
EOG Resources Inc.		539	38,463
Exxon Mobil Corp.		29,423	1,508,223
Forest Oil Corp.	(1)	275	8,723
Frontier Oil Corp.		119	3,173
Helmerich & Payne Inc.		228	7,761
Kerr-McGee Corp.		689	39,817
Marathon Oil Corp.		1,576	59,273
Murphy Oil Corp.		422	33,950
Nabors Industries Ltd.	(1)	679	34,826
Newfield Exploration Co.	(1)	286	16,888
Noble Corp.	(1)	621	30,889
Noble Energy Inc.		271	16,710
Occidental Petroleum Corp.		1,796	104,815
Patina Oil & Gas Corp.		321	12,038
Patterson-UTI Energy Inc.		772	15,015
Petroleum Development Corp.	(1)	73	2,816
Pioneer Natural Resources Co.		670	23,517
Plains Exploration & Production Co.	(1)	357	9,282
Pogo Producing Co.		297	14,402
Pride International Inc.	(1)	629	12,920
Remington Oil & Gas Corp.	(1)	123	3,352
Rowan Companies Inc.	(1)	495	12,821
Southwestern Energy Co.	(1)	164	8,313
Spinnaker Exploration Co.	(1)	152	5,331
St. Mary Land & Exploration Co.		129	5,384
Stone Energy Corp.	(1)	120	5,411
Sunoco Inc.		334	27,291
Swift Energy Co.	(1)	125	3,618
Transocean Inc.	(1)	1,462	61,974
Unit Corp.	(1)	207	7,909
Unocal Corp.		1,201	51,931
Valero Energy Corp.		1,167	52,982
Vintage Petroleum Inc.		296	6,716
XTO Energy Inc.	(2)	1,183	41,855

			3,453,313

OIL & GAS SERVICES—0.92%
Baker Hughes Inc.		1,526	65,114
BJ Services Co.		734	34,160
Cal Dive International Inc.	(1) (2)	173	7,050
CARBO Ceramics Inc.		72	4,968
Cooper Cameron Corp.	(1)	253	13,614
Dril-Quip Inc.	(1)	75	1,820
FMC Technologies Inc.	(1)	316	10,175
Grant Prideco Inc.	(1)	571	11,449
Halliburton Co.		2,011	78,912
Hanover Compressor Co.	(1) (2)	366	5,172
Hydril Co. LP	(1)	104	4,733
Input/Output Inc.	(1) (2)	341	3,014
Lone Star Technologies Inc.	(1)	130	4,350
Maverick Tube Corp.	(1)	192	5,818

National-Oilwell Inc.	(1) (2)	396	13,975
Oceaneering International Inc.	(1)	115	4,292
Schlumberger Ltd.		2,680	179,426
Seacor Holdings Inc.	(1)	82	4,379
Smith International Inc.	(1)	482	26,226
Tetra Technologies Inc.	(1)	99	2,802
Tidewater Inc.	(2)	280	9,971
Varco International Inc.	(1)	451	13,147
Veritas DGC Inc.	(1)	148	3,317
Weatherford International Ltd.	(1)	617	31,652
W-H Energy Services Inc.	(1)	122	2,728

			542,264

PACKAGING & CONTAINERS—0.17%
Ball Corp.		518	22,782
Bemis Co. Inc.		493	14,341
Chesapeake Corp.		85	2,309
Packaging Corporation of America		494	11,634
Pactiv Corp.	(1) (2)	684	17,298
Sealed Air Corp.	(1)	384	20,456
Sonoco Products Co.		453	13,431

			102,251

PHARMACEUTICALS—5.51%
Abbott Laboratories		7,092	330,842
Accredo Health Inc.	(1)	220	6,098
Allergan Inc.		597	48,399
Alpharma Inc. Class A		235	3,983
AmerisourceBergen Corp.		482	28,284
Barr Pharmaceuticals Inc.	(1)	469	21,358
Bradley Pharmaceuticals Inc.	(1) (2)	78	1,513
Bristol-Myers Squibb Co.		8,858	226,942
Cardinal Health Inc.		1,967	114,381
Caremark Rx Inc.	(1)	2,068	81,541
Cephalon Inc.	(1) (2)	266	13,534
Curative Health Services Inc.	(1)	62	425
Express Scripts Inc.	(1)	349	26,678
Forest Laboratories Inc.	(1)	1,676	75,185
Gilead Sciences Inc.	(1)	1,969	68,895
Hospira Inc.	(1)	717	24,020
IVAX Corp.	(1)	1,155	18,272
King Pharmaceuticals Inc.	(1)	1,115	13,826
Lilly (Eli) & Co.		5,153	292,433
Medco Health Solutions Inc.	(1)	1,239	51,542
Medicis Pharmaceutical Corp. Class A	(2)	251	8,813
Merck & Co. Inc.		10,098	324,550
MGI Pharma Inc.	(1)	328	9,187
Mylan Laboratories Inc.	(2)	1,238	21,888
Nature’s Sunshine Products Inc.		74	1,507
NBTY Inc.	(1)	311	7,467
Noven Pharmaceuticals Inc.	(1)	110	1,877
Omnicare Inc.		480	16,618
Par Pharmaceutical Companies Inc.	(1)	153	6,331
Perrigo Co.		324	5,595
Pfizer Inc.		34,349	923,645
Priority Healthcare Corp. Class B	(1) (2)	194	4,223
Schering-Plough Corp.		6,703	139,959
Sepracor Inc.	(1) (2)	482	28,616
Theragenics Corp.	(1)	146	593
Valeant Pharmaceuticals International		389	10,250
VCA Antech Inc.	(1)	370	7,252
Watson Pharmaceuticals Inc.	(1) (2)	504	16,536
Wyeth		6,075	258,734

			3,241,792

PIPELINES—0.30%
Dynegy Inc. Class A	(1) (2)	1,713	7,914
El Paso Corp.		2,919	30,358
Equitable Resources Inc.		283	17,167
Kinder Morgan Inc.		563	41,172
National Fuel Gas Co.	(2)	382	10,826
Questar Corp.		388	19,772
Western Gas Resources Inc.		342	10,004
Williams Companies Inc.		2,528	41,181

			178,394

REAL ESTATE INVESTMENT TRUSTS—0.87%
AMB Property Corp.		382	15,429
Apartment Investment & Management Co. Class A		436	16,803
Archstone-Smith Trust		896	34,317
Capital Automotive	(2)	199	7,069
Colonial Properties Trust	(2)	123	4,830
Commercial Net Lease Realty Inc.	(2)	244	5,026
CRT Properties Inc.		119	2,839
Developers Diversified Realty Corp.		494	21,919
Entertainment Properties Trust		119	5,301
Equity Office Properties Trust		1,833	53,377
Equity Residential		1,285	46,491
Essex Property Trust Inc.		106	8,883
Gables Residential Trust		131	4,688
Glenborough Realty Trust Inc.		146	3,107
Highwoods Properties Inc.	(2)	242	6,703
Hospitality Properties Trust		310	14,260
Kilroy Realty Corp.		128	5,472
Lexington Corporate Properties Trust		217	4,900
Liberty Property Trust	(2)	394	17,021
Mack-Cali Realty Corp.		281	12,934
New Century Financial Corp.	(2)	220	14,060
New Plan Excel Realty Trust Inc.	(2)	474	12,836
Parkway Properties Inc.	(2)	52	2,639
Plum Creek Timber Co. Inc.		834	32,059
ProLogis		835	36,181
Rayonier Inc.		226	11,054
Shurgard Storage Centers Inc. Class A	(2)	211	9,286
Simon Property Group Inc.		1,006	65,058
Sovran Self Storage Inc.		76	3,203
United Dominion Realty Trust Inc.		611	15,153
Weingarten Realty Investors		410	16,441

			509,339

RETAIL—7.12%
Abercrombie & Fitch Co. Class A		435	20,423
Advance Auto Parts Inc.	(1)	338	14,764
Aeropostale Inc.	(1)	251	7,387
American Eagle Outfitters Inc.	(2)	339	15,967
AnnTaylor Stores Corp.	(1)	328	7,062
Applebee’s International Inc.		375	9,919
AutoNation Inc.	(1) (2)	1,217	23,379
AutoZone Inc.	(1) (2)	364	33,237
Barnes & Noble Inc.	(1)	324	10,455
Bed Bath & Beyond Inc.	(1)	1,368	54,487
Best Buy Co. Inc.		1,476	87,704
Big Lots Inc.	(1) (2)	514	6,235
BJ’s Wholesale Club Inc.	(1) (2)	322	9,380
Bob Evans Farms Inc.		157	4,104
Borders Group Inc.		348	8,839
Brinker International Inc.	(1)	399	13,993
Brown Shoe Co. Inc.		80	2,386

Burlington Coat Factory Warehouse Corp.	(2)		200	4,540
CarMax Inc.	(1	) (2)	480	14,904
Casey’s General Store Inc.			223	4,047
Cash America International Inc.			127	3,776
Cato Corp. Class A			91	2,623
CBRL Group Inc.			223	9,333
CEC Entertainment Inc.	(1)		169	6,755
Cheesecake Factory (The)	(1)		359	11,657
Chico’s FAS Inc.	(1	) (2)	411	18,713
Children’s Place Retail Stores Inc. (The)	(1)		120	4,444
Christopher & Banks Corp.	(2)		157	2,897
Circuit City Stores Inc.			887	13,873
Claire’s Stores Inc.			458	9,733
Copart Inc.	(1)		414	10,896
Cost Plus Inc.	(1	) (2)	97	3,117
Costco Wholesale Corp.			2,135	103,355
CVS Corp.			1,820	82,027
Darden Restaurants Inc.			723	20,056
Dillard’s Inc. Class A			380	10,211
Dollar General Corp.			1,487	30,885
Dollar Tree Stores Inc.	(1)		521	14,942
Dress Barn Inc.	(1)		130	2,288
Electronics Boutique Holdings Corp.	(1	) (2)	109	4,680
Family Dollar Stores Inc.			771	24,078
Federated Department Stores Inc.			769	44,441
Foot Locker Inc.			716	19,282
Fred’s Inc.	(2)		173	3,010
GameStop Corp. Class B	(1)		227	5,087
Gap Inc. (The)			3,988	84,227
Genesco Inc.	(1	) (2)	98	3,052
Goody’s Family Clothing Inc.			158	1,444
Group 1 Automotive Inc.	(1)		110	3,465
Guitar Center Inc.	(1)		114	6,007
Hancock Fabrics Inc.			98	1,016
Haverty Furniture Companies Inc.			110	2,035
Hibbet Sporting Goods Inc.	(1)		103	2,741
Home Depot Inc.			10,000	427,400
Hot Topic Inc.	(1)		206	3,541
IHOP Corp.			89	3,728
Insight Enterprises Inc.	(1)		218	4,473
Jack in the Box Inc.	(1)		166	6,120
Jill (J.) Group Inc. (The)	(1)		98	1,459
Jo-Ann Stores Inc.	(1)		100	2,754
Kohl’s Corp.	(1)		1,561	76,754
Krispy Kreme Doughnuts Inc.	(1	) (2)	283	3,566
Landry’s Restaurants Inc.	(2)		118	3,429
Limited Brands Inc.			1,847	42,518
Linens ‘n Things Inc.	(1)		203	5,034
Lone Star Steakhouse & Saloon Inc.			89	2,492
Longs Drug Stores Corp.	(2)		169	4,659
Lowe’s Companies Inc.			3,518	202,602
May Department Stores Co. (The)			1,326	38,984
McDonald’s Corp.			5,723	183,479
Men’s Wearhouse Inc. (The)	(1	) (2)	167	5,337
Michaels Stores Inc.			624	18,701
Movie Gallery Inc.	(2)		137	2,613
Neiman-Marcus Group Inc. Class A			225	16,097
99 Cents Only Stores	(1)		311	5,026
Nordstrom Inc.			643	30,047
O’Charley’s Inc.	(1)		92	1,799
Office Depot Inc.	(1)		1,436	24,929
OfficeMax Inc.			406	12,740
O’Reilly Automotive Inc.	(1	) (2)	255	11,488
Outback Steakhouse Inc.	(2)		340	15,565

P.F. Chang’s China Bistro Inc.	(1	) (2)	117	6,593
Pacific Sunwear of California Inc.	(1)		344	7,657
Panera Bread Co. Class A	(1	) (2)	136	5,484
Papa John’s International Inc.	(1	) (2)	74	2,549
Payless ShoeSource Inc.	(1	) (2)	303	3,727
Penney (J.C.) Co. Inc. (Holding Co.)			1,299	53,779
Pep Boys-Manny, Moe & Jack Inc.			255	4,353
PETsMART Inc.	(2)		667	23,699
Pier 1 Imports Inc.			399	7,860
RadioShack Corp.			729	23,970
Rare Hospitality International Inc.	(1)		153	4,875
Regis Corp.			201	9,276
Ross Stores Inc.			679	19,603
Ruby Tuesday Inc.			293	7,641
Ryan’s Restaurant Group Inc.	(1)		184	2,837
Saks Inc.	(2)		630	9,141
School Specialty Inc.	(1	) (2)	107	4,126
Sears, Roebuck and Co.			945	48,223
Select Comfort Corp.	(1	) (2)	172	3,086
ShopKo Stores Inc.	(1)		129	2,410
Sonic Automotive Inc.	(2)		185	4,588
Sonic Corp.	(1)		272	8,296
Stage Stores Inc.	(1)		79	3,280
Staples Inc.			2,265	76,353
Starbucks Corp.	(1)		1,820	113,495
Steak n Shake Co. (The)	(1)		121	2,430
Stein Mart Inc.	(1)		188	3,207
Target Corp.			4,077	211,719
TBC Corp.	(1)		98	2,724
Tiffany & Co.			669	21,388
TJX Companies Inc.	(2)		2,201	55,311
Too Inc.	(1)		154	3,767
Toys R Us Inc.	(1)		990	20,265
Tractor Supply Co.	(1)		172	6,400
Triarc Companies Inc. Class B	(2)		286	3,506
Urban Outfitters Inc.	(1)		373	16,561
Walgreen Co.			4,653	178,536
Wal-Mart Stores Inc.	(2)		19,315	1,020,218
Wendy’s International Inc.			524	20,572
Williams-Sonoma Inc.	(1)		536	18,781
Yum! Brands Inc.			1,332	62,844
Zale Corp.	(1	) (2)	235	7,019

				4,188,841

SAVINGS & LOANS—0.72%
Anchor BanCorp Wisconsin Inc.			101	2,944
Astoria Financial Corp.			341	13,630
BankAtlantic Bancorp Inc. Class A	(2)		268	5,333
BankUnited Financial Corp. Class A	(1)		134	4,281
Brookline Bancorp Inc.			264	4,308
Commercial Federal Corp.			184	5,467
Dime Community Bancshares			164	2,937
Downey Financial Corp.			129	7,353
FirstFed Financial Corp.	(1)		73	3,787
Flagstar Bancorp Inc.	(2)		276	6,238
Golden West Financial Corp.			1,393	85,558
Independence Community Bank Corp.			390	16,606
MAF Bancorp Inc.			156	6,992
New York Community Bancorp Inc.	(2)		1,219	25,075
Sovereign Bancorp Inc.			1,568	35,358
Sterling Financial Corp. (Washington)	(1)		102	4,005
Washington Federal Inc.			356	9,448
Washington Mutual Inc.			3,975	168,063
Waypoint Financial Corp.			150	4,253

Webster Financial Corp.			245	12,407

				424,043

SEMICONDUCTORS—3.04%
Actel Corp.	(1	) (2)	109	1,912
Advanced Micro Devices Inc.	(1)		1,764	38,843
Alliance Semiconductor Corp.	(1)		184	681
Altera Corp.	(1)		1,690	34,983
Analog Devices Inc.			1,709	63,096
Applied Materials Inc.	(1)		7,729	132,166
Applied Micro Circuits Corp.	(1)		1,380	5,810
Atmel Corp.	(1)		2,174	8,522
ATMI Inc.	(1)		139	3,132
Axcelis Technologies Inc.	(1)		443	3,602
Broadcom Corp. Class A	(1)		1,505	48,581
Brooks Automation Inc.	(1)		198	3,410
Cohu Inc.			93	1,726
Credence Systems Corp.	(1	) (2)	424	3,880
Cree Inc.	(1	) (2)	341	13,667
Cypress Semiconductor Corp.	(1)		565	6,627
DSP Group Inc.	(1)		123	2,747
DuPont Photomasks Inc.	(1)		81	2,139
ESS Technology Inc.	(1	) (2)	196	1,394
Exar Corp.	(1)		183	2,597
Fairchild Semiconductor International Inc. Class A	(1)		540	8,780
Freescale Semiconductor Inc. Class B	(1	) (2)	1,778	32,644
Helix Technology Corp.			113	1,965
Integrated Circuit Systems Inc.	(1)		319	6,673
Integrated Device Technology Inc.	(1)		479	5,537
Intel Corp.			28,841	674,591
International Rectifier Corp.	(1)		308	13,728
Intersil Corp. Class A			696	11,651
KLA-Tencor Corp.	(1)		888	41,363
Kopin Corp.	(1)		290	1,122
Kulicke & Soffa Industries Inc.	(1)		220	1,896
Lam Research Corp.	(1)		627	18,127
Lattice Semiconductor Corp.	(1)		498	2,839
Linear Technology Corp.			1,396	54,109
LSI Logic Corp.	(1)		1,744	9,557
LTX Corp.	(1)		268	2,061
Maxim Integrated Products Inc.			1,479	62,695
Micrel Inc.	(1	) (2)	402	4,430
Microchip Technology Inc.			948	25,274
Micron Technology Inc.	(1)		2,780	34,333
Microsemi Corp.	(1)		267	4,635
National Semiconductor Corp.			1,645	29,528
Novellus Systems Inc.			639	17,822
NVIDIA Corp.	(1)		765	18,023
Pericom Semiconductor Corp.	(1)		134	1,264
Photronics Inc.	(1	) (2)	143	2,360
PMC-Sierra Inc.	(1)		810	9,113
Power Integrations Inc.	(1	) (2)	146	2,888
QLogic Corp.	(1)		426	15,647
Rudolph Technologies Inc.	(1)		70	1,202
Semtech Corp.	(1)		334	7,305
Silicon Laboratories Inc.	(1	) (2)	235	8,298
Skyworks Solutions Inc.	(1)		701	6,610
Standard Microsystems Corp.	(1)		86	1,533
Supertex Inc.	(1)		62	1,345
Teradyne Inc.	(1)		888	15,158
Texas Instruments Inc.			7,866	193,661
TriQuint Semiconductor Inc.	(1)		603	2,683
Ultratech Inc.	(1)		103	1,942
Varian Semiconductor Equipment Associates Inc.	(1	) (2)	164	6,043

Veeco Instruments Inc.	(1	) (2)	131	2,760
Xilinx Inc.			1,583	46,936

				1,789,646

SOFTWARE—4.56%
Activision Inc.	(1)		631	12,734
Acxiom Corp.			391	10,283
Adobe Systems Inc.			1,086	68,136
Advent Software Inc.	(1)		144	2,949
Altiris Inc.	(1)		123	4,358
ANSYS Inc.	(1)		146	4,681
Ascential Software Corp.	(1)		262	4,273
Autodesk Inc.			1,043	39,582
Automatic Data Processing Inc.			2,651	117,572
Avid Technology Inc.	(1)		154	9,510
BMC Software Inc.	(1)		1,022	19,009
Captaris Inc.	(1)		158	815
Cerner Corp.	(1	) (2)	165	8,773
Certegy Inc.			289	10,268
Citrix Systems Inc.	(1	) (2)	779	19,109
Computer Associates International Inc.	(2)		2,664	82,744
Compuware Corp.	(1)		1,791	11,588
Concord Communications Inc.	(1)		86	953
CSG Systems International Inc.	(1)		228	4,264
Dendrite International Inc.	(1)		185	3,589
Digi International Inc.	(1)		98	1,685
Dun & Bradstreet Corp.	(1)		316	18,849
eFunds Corp.	(1)		219	5,258
Electronic Arts Inc.	(1)		1,389	85,674
EPIQ Systems Inc.	(1	) (2)	86	1,259
Fair Isaac Corp.			325	11,921
FileNET Corp.	(1)		177	4,560
First Data Corp.			3,778	160,716
Fiserv Inc.	(1)		889	35,729
Global Payments Inc.			178	10,420
Hyperion Solutions Corp.	(1	) (2)	181	8,438
IMS Health Inc.			1,066	24,742
Inter-Tel Inc.			122	3,340
Intuit Inc.	(1)		856	37,673
JDA Software Group Inc.	(1)		125	1,703
Keane Inc.	(1)		277	4,072
ManTech International Corp. Class A	(1)		144	3,419
MapInfo Corp.	(1)		86	1,030
Mercury Interactive Corp.	(1	) (2)	389	17,719
Microsoft Corp.			49,584	1,324,389
MRO Software Inc.	(1)		122	1,588
NDCHealth Corp.	(2)		159	2,956
Novell Inc.	(1)		1,718	11,597
Oracle Corp.	(1)		23,352	320,389
Parametric Technology Corp.	(1)		1,212	7,139
Pinnacle Systems Inc.	(1)		297	1,812
Progress Software Corp.	(1)		161	3,759
Retek Inc.	(1)		238	1,464
SEI Investments Co.			471	19,749
SERENA Software Inc.	(1	) (2)	204	4,415
Siebel Systems Inc.	(1)		2,315	24,308
SPSS Inc.	(1)		86	1,345
Sybase Inc.	(1)		434	8,658
Take-Two Interactive Software Inc.	(1	) (2)	204	7,097
THQ Inc.	(1	) (2)	173	3,969
Transaction Systems Architects Inc. Class A	(1)		166	3,295
Veritas Software Corp.	(1)		1,928	55,044
Wind River Systems Inc.	(1)		368	4,986
Zix Corp.	(1	) (2)	146	752

				2,682,108

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.	(1	) (2)	64	2,115

				2,115

TELECOMMUNICATIONS—5.46%
Adaptec Inc.	(1)		494	3,749
ADC Telecommunications Inc.	(1)		3,747	10,042
ADTRAN Inc.			350	6,699
Aeroflex Inc.	(1)		342	4,145
Alltel Corp.	(2)		1,382	81,206
Andrew Corp.	(1)		728	9,923
Anixter International Inc.			168	6,046
Applied Signal Technology Inc.			49	1,727
AT&T Corp.			3,620	68,997
Audiovox Corp. Class A	(1	) (2)	110	1,736
Avaya Inc.	(1)		2,079	35,759
BellSouth Corp.			8,340	231,769
Black Box Corp.			77	3,698
Boston Communications Group Inc.	(1	) (2)	69	638
C-COR Inc.	(1)		184	1,711
CenturyTel Inc.	(2)		619	21,956
CIENA Corp.	(1)		2,600	8,684
Cincinnati Bell Inc.	(1)		1,093	4,536
Cisco Systems Inc.	(1)		30,036	579,695
Citizens Communications Co.			1,544	21,292
Commonwealth Telephone Enterprises Inc.	(1)		98	4,867
CommScope Inc.	(1	) (2)	255	4,820
Comverse Technology Inc.	(1)		909	22,225
Corning Inc.	(1)		6,378	75,069
General Communication Inc. Class A	(1)		255	2,815
Harmonic Inc.	(1)		316	2,635
Harris Corp.			307	18,970
Intrado Inc.	(1)		86	1,041
JDS Uniphase Corp.	(1)		6,647	21,071
Lucent Technologies Inc.	(1	) (2)	20,105	75,595
Motorola Inc.			11,083	190,628
Network Equipment Technologies Inc.	(1)		122	1,198
Newport Corp.	(1)		196	2,764
Nextel Communications Inc. Class A	(1)		5,059	151,770
Plantronics Inc.			219	9,082
Polycom Inc.	(1)		453	10,564
Powerwave Technologies Inc.	(1)		477	4,045
QUALCOMM Inc.			7,464	316,474
Qwest Communications International Inc.	(1)		8,246	36,612
RF Micro Devices Inc.	(1	) (2)	842	5,759
SBC Communications Inc.			15,098	389,075
Scientific-Atlanta Inc.			705	23,272
Sprint Corp. (FON Group)			6,696	166,396
Symmetricom Inc.	(1)		220	2,136
Telephone & Data Systems Inc.			264	20,315
Tellabs Inc.	(1)		2,128	18,283
3Com Corp.	(1)		1,717	7,160
Tollgrade Communications Inc.	(1)		51	624
UTStarcom Inc.	(1	) (2)	528	11,695
Verizon Communications Inc.			12,610	510,831
Viasat Inc.	(1)		118	2,864

				3,214,663

TEXTILES—0.11%
Angelica Corp.			37	1,001
Cintas Corp.	(2)		780	34,211
G&K Services Inc. Class A			94	4,081

Mohawk Industries Inc.	(1)		306	27,923

				67,216

TOYS, GAMES & HOBBIES—0.10%
Action Performance Companies Inc.	(2)		73	802
Department 56 Inc.	(1)		62	1,032
Hasbro Inc.			816	15,814
Jakks Pacific Inc.	(1	) (2)	115	2,543
Mattel Inc.			1,884	36,719

				56,910

TRANSPORTATION—1.75%
Alexander & Baldwin Inc.			193	8,187
Arkansas Best Corp.			113	5,073
Burlington Northern Santa Fe Corp.			1,710	80,900
CH Robinson Worldwide Inc.			392	21,764
CNF Inc.			238	11,924
CSX Corp.			976	39,118
EGL Inc.	(1)		212	6,337
Expeditors International Washington Inc.	(2)		489	27,325
FedEx Corp.			1,368	134,734
Forward Air Corp.	(1)		96	4,291
Heartland Express Inc.			338	7,595
Hunt (J.B.) Transport Services Inc.			374	16,774
Kansas City Southern Industries Inc.	(1	) (2)	281	4,982
Kirby Corp.	(1)		111	4,926
Knight Transportation Inc.			254	6,299
Landstar System Inc.	(1	) (2)	138	10,162
Norfolk Southern Corp.			1,801	65,178
Offshore Logistics Inc.	(1)		110	3,572
Overseas Shipholding Group Inc.			182	10,046
Ryder System Inc.			296	14,140
Swift Transportation Co. Inc.	(1)		330	7,088
Union Pacific Corp.			1,181	79,422
United Parcel Service Inc. Class B			5,104	436,188
USF Corp.			125	4,744
Werner Enterprises Inc.			360	8,150
Yellow Roadway Corp.	(1)		224	12,479

				1,031,398

TRUCKING & LEASING—0.01%
GATX Corp.	(2)		223	6,592

				6,592

WATER—0.02%
American States Water Co.			74	1,924
Aqua America Inc.			431	10,598

				12,522

TOTAL COMMON STOCKS (Cost: $55,511,480)				58,765,674

Security			Shares or Principal	Value

SHORT-TERM INVESTMENTS—5.36%

COMMERCIAL PAPER—1.35%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)		$8,805	8,804
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)		4,406	4,406

2.33%, 01/10/05	(3)	8,812	8,808
Barton Capital Corp.
2.27%, 01/04/05	(3)	18,039	18,038
2.27%, 01/10/05	(3)	19,598	19,589
2.30%, 01/21/05	(3)	7,125	7,116
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	21,590	21,588
2.29%, 01/07/05	(3)	17,625	17,620
Cantabric Finance LLC
2.27%, 01/03/05	(3)	9,165	9,165
2.28%, 01/03/05	(3)	10,222	10,222
2.38%, 01/20/05	(3)	17,625	17,605
Chariot Funding LLC
2.31%, 01/11/05	(3)	13,432	13,425
Corporate Asset Funding
2.21%, 02/07/05	(3)	13,218	13,190
2.26%, 02/03/05	(3)	17,625	17,590
CRC Funding LLC
2.21%, 02/07/05	(3)	4,406	4,397
Den Danske Bank NY
2.25%, 01/03/05	(3)	4,406	4,406
DEPFA Bank PLC
2.28%, 05/03/05	(3)	8,812	8,745
Edison Asset Securitization
2.26%, 05/04/05	(3)	22,031	21,863
Fairway Finance Corp.
2.55%, 01/03/05	(3)	16,994	16,994
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	3,525	3,523
2.30%, 02/02/05	(3)	17,625	17,591
2.31%, 01/11/05	(3)	17,838	17,829
2.33%, 01/12/05	(3)	8,215	8,211
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	8,812	8,807
2.28%, 04/27/05	(3)	13,218	13,123
Fortis Funding LLC
2.35%, 05/09/05	(3)	24,674	24,471
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	8,812	8,808
General Electric Capital Corp.
2.24%, 02/02/05	(3)	52,874	52,775
2.26%, 01/05/05	(3)	17,625	17,622
2.29%, 01/24/05	(3)	4,406	4,400
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	6,169	6,162
2.38%, 01/19/05	(3)	7,050	7,042
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	9,786	9,764
2.30%, 02/02/05	(3)	4,406	4,398
2.33%, 02/03/05	(3)	4,406	4,397
Grampian Funding LLC
2.27%, 02/01/05	(3)	13,218	13,194
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	7,341	7,338
2.30%, 02/01/05	(3)	8,812	8,796
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	14,831	14,822
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	10,236	10,231
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	6,012	6,011
2.32%, 01/10/05	(3)	9,064	9,060
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	11,456	11,435

Nationwide Building Society
2.21%, 02/10/05	(3)	17,625	17,583
New Center Asset Trust
2.25%, 02/02/05	(3)	16,567	16,537
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	8,847	8,838
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	8,812	8,803
2.30%, 02/02/05	(3)	8,812	8,795
2.34%, 01/20/05	(3)	13,218	13,204
Scaldis Capital LLC
2.28%, 01/07/05	(3)	15,862	15,858
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	10,597	10,596
2.28%, 02/02/05	(3)	11,235	11,214
Sydney Capital Corp.
2.25%, 01/18/05	(3)	8,812	8,805
2.29%, 01/06/05	(3)	12,958	12,955
Tulip Funding Corp.
2.25%, 01/14/05	(3)	8,812	8,806
2.35%, 01/13/05	(3)	25,676	25,660
2.36%, 01/24/05	(3)	17,625	17,600
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	35,249	35,247
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	8,812	8,811
2.30%, 01/07/05	(3)	8,812	8,810
2.32%, 01/14/05	(3)	8,812	8,806
Yorktown Capital LLC
2.32%, 01/10/05	(3)	8,812	8,808
2.34%, 01/13/05	(3)	4,406	4,403

			793,520

FLOATING RATE NOTES—1.92%
American Express Credit Corp.
2.43%, 10/26/05	(3)	35,249	35,264
Bank of Nova Scotia
2.34%, 09/26/05	(3)	4,406	4,405
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	10,575	10,574
2.32%, 09/23/05	(3) (4)	15,862	15,858
2.32%, 09/27/05	(3) (4)	14,100	14,096
2.44%, 03/15/05	(3) (4)	8,812	8,814
2.47%, 10/27/05	(3) (4)	16,743	16,758
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	26,437	26,431
2.34%, 12/14/05	(3)	15,862	15,857
2.36%, 10/31/05	(3)	17,625	17,621
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	31,195	31,195
CC USA Inc.
2.06%, 07/29/05	(3) (4)	17,625	17,622
2.27%, 05/04/05	(3) (4)	17,625	17,623
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	4,406	4,406
Den Danske Bank NY
2.32%, 08/12/05	(3)	17,625	17,621
2.33%, 10/17/05	(3)	17,625	17,620
2.35%, 08/26/05	(3)	17,625	17,621
DEPFA Bank PLC
2.47%, 09/15/05	(3)	17,625	17,625
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	14,628	14,626

Fairway Finance LLC
2.35%, 03/14/05	(3)	17,625	17,625
2.37%, 01/20/05	(3)	8,812	8,812
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	35,249	35,249
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	14,100	14,099
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	10,109	10,109
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	17,625	17,625
K2 USA LLC
2.05%, 07/25/05	(3) (4)	8,812	8,811
2.33%, 06/10/05	(3) (4)	17,625	17,624
2.33%, 09/12/05	(3) (4)	17,625	17,622
2.39%, 10/20/05	(3) (4)	17,625	17,625
Links Finance LLC
2.12%, 04/25/05	(3)	17,625	17,629
2.35%, 04/15/05	(3) (4)	17,625	17,624
2.36%, 11/16/05	(3) (4)	8,812	8,811
National City Bank (Ohio)
2.29%, 08/09/05	(3)	17,625	17,621
2.35%, 06/23/05	(3)	17,625	17,622
2.36%, 06/10/05	(3)	8,812	8,813
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	17,625	17,625
2.58%, 01/27/06	(3) (4)	29,962	29,966
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	17,625	17,621
Northern Rock PLC
2.02%, 01/13/05	(3)	16,743	16,743
2.39%, 10/25/05	(3)	35,249	35,249
Permanent Financing PLC
2.32%, 03/10/05	(3)	17,625	17,625
2.34%, 09/12/05	(3)	22,031	22,031
2.35%, 06/10/05	(3)	7,931	7,931
Sedna Finance Inc.
2.37%, 01/10/06	(3)	3,525	3,525
Sigma Finance Inc.
2.01%, 01/09/06	(3)	17,625	17,621
2.28%, 12/06/05	(3) (4)	17,625	17,619
2.34%, 10/07/05	(3) (4)	6,169	6,167
2.39%, 08/17/05	(3)	8,812	8,813
2.39%, 09/15/05	(3)	22,031	22,032
2.47%, 11/28/05	(3) (4)	17,625	17,639
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	14,628	14,629
2.30%, 04/07/05	(3) (4)	6,468	6,468
2.33%, 02/25/05	(3) (4)	9,870	9,869
2.36%, 01/18/05	(3) (4)	7,755	7,755
2.37%, 09/15/05	(3) (4)	15,510	15,508
2.39%, 07/25/05	(3) (4)	17,625	17,624
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	26,437	26,437
2.40%, 01/25/05	(3)	26,437	26,437
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	11,456	11,454
2.36%, 07/15/05	(3) (4)	13,218	13,217
2.36%, 09/15/05	(3)	13,218	13,217
2.36%, 10/14/05	(3) (4)	8,812	8,812
2.38%, 01/17/06	(3) (4)	6,169	6,169
2.45%, 06/15/05	(3) (4)	8,812	8,811
White Pine Finance LLC
2.02%, 07/11/05	(3)	4,406	4,406

2.24%, 11/01/05	(3	) (4)	8,989	8,986
2.27%, 07/05/05	(3)		8,812	8,812
2.29%, 05/20/05	(3)		7,931	7,931
2.35%, 04/15/05	(3	) (4)	13,218	13,218
2.37%, 06/15/05	(3	) (4)	7,226	7,226
2.37%, 01/13/06	(3	) (4)	17,625	17,623
2.38%, 03/29/05	(3)		7,579	7,578
2.38%, 06/28/05	(3)		11,808	11,807
2.38%, 08/26/05	(3	) (4)	8,812	8,811
Winston Funding Ltd.
2.16%, 01/23/05	(3	) (4)	12,584	12,584

				1,128,554

MEDIUM-TERM NOTES—0.09%
CC USA Inc.
1.29%, 04/15/05	(3	) (4)	17,625	17,624
1.51%, 02/15/05	(3	) (4)	11,456	11,458
Dorada Finance Inc.
1.48%, 01/18/05	(3	) (4)	13,218	13,218
K2 USA LLC
1.46%, 01/12/05	(3	) (4)	8,812	8,812
WhistleJacket Capital LLC
1.32%, 02/04/05	(3	) (4)	4,406	4,406

				55,518

MONEY MARKET FUNDS—0.77%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3	) (5)	70,498	70,498
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3	) (5)	195,236	195,236
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3	) (5)	176,245	176,245
BlackRock Temp Cash Money Market Fund	(3)		3,287	3,287
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)		6,650	6,650

				451,916

REPURCHASE AGREEMENTS—0.45%
Goldman Sachs & Co.
2.29%, 01/03/05	(3	) (6)	$176,245	176,245
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3	) (6)	88,123	88,123

				264,368

TIME DEPOSITS—0.67%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)		17,625	17,625
1.33%, 02/10/05	(3)		8,812	8,812
1.39%, 02/02/05	(3)		8,812	8,812
1.39%, 04/08/05	(3)		12,337	12,337
2.63%, 01/04/05	(3)		17,625	17,625
Bank of America N.A.
1.50%, 01/03/05	(3)		18,035	18,035
Credit Suisse First Boston
2.34%, 01/14/05	(3)		26,437	26,437
Fifth Third Bancorp
2.18%, 01/03/05	(3)		17,625	17,625
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)		11,280	11,279
Natexis Banques
2.32%, 02/02/05	(3)		4,406	4,406

National City Bank (Ohio)
1.25%, 01/06/05	(3)	17,625	17,625
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	17,625	17,623
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	30,843	30,842
1.34%, 02/10/05	(3)	7,050	7,050
1.77%, 05/10/05	(3)	8,812	8,812
1.90%, 05/11/05	(3)	8,812	8,812
2.25%, 01/31/05	(3)	8,812	8,812
2.30%, 05/12/05	(3)	4,406	4,405
2.66%, 11/09/05	(3)	17,625	17,622
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	17,625	17,625
2.67%, 11/09/05	(3)	7,050	7,049
Washington Mutual Bank
2.27%, 02/02/05	(3)	7,050	7,050
2.35%, 02/02/05	(3)	28,199	28,199
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	70,498	70,498

			395,017

U.S. GOVERNMENT AGENCY NOTES—0.11%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	12,337	12,348
1.80%, 01/18/05	(3)	8,195	8,189
1.80%, 01/19/05	(3)	8,812	8,805
2.06%, 05/31/05	(3)	8,786	8,712
Federal National Mortgage Association
2.33%, 07/22/05	(3)	26,437	26,095

			64,149

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,153,042)			3,153,042

TOTAL INVESTMENTS IN SECURITIES — 105.25% (Cost: $58,664,522)	(7)		61,918,716
Other Assets, Less Liabilities — (5.25%)			(3,091,053)

NET ASSETS — 100.00%			$58,827,663

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $58,673,806. Net unrealized appreciation aggregated $3,244,910, of which $5,437,315 represented gross unrealized appreciation on securities and $2,192,405 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments

(Unaudited)

iSHARES® S&P 500 INDEX FUND

December 31, 2004

Security			Shares	Value
COMMON STOCKS—99.87%

ADVERTISING—0.19%
Interpublic Group of Companies Inc.	(1	) (2)	440,904	$5,908,114
Omnicom Group Inc.			194,252	16,379,329

				22,287,443

AEROSPACE & DEFENSE—1.76%
Boeing Co. (The)			875,271	45,312,780
General Dynamics Corp.			208,792	21,839,643
Goodrich (B.F.) Co.			124,008	4,047,621
L-3 Communications Holdings Inc.	(2)		119,178	8,728,597
Lockheed Martin Corp.	(2)		461,482	25,635,325
Northrop Grumman Corp.			384,169	20,883,427
Raytheon Co.			471,267	18,299,298
Rockwell Collins Inc.			184,060	7,259,326
United Technologies Corp.			532,758	55,060,539

				207,066,556

AGRICULTURE—1.41%
Altria Group Inc.			2,139,797	130,741,597
Monsanto Co.			275,642	15,311,913
Reynolds American Inc.	(2)		153,828	12,090,881
UST Inc.			172,273	8,288,054

				166,432,445

AIRLINES—0.12%
Delta Air Lines Inc.	(1	) (2)	130,551	976,521
Southwest Airlines Co.			812,737	13,231,358

				14,207,879

APPAREL—0.46%
Coach Inc.	(1	) (2)	196,943	11,107,585
Jones Apparel Group Inc.			127,443	4,660,591
Liz Claiborne Inc.	(2)		113,430	4,787,880
Nike Inc. Class B	(2)		273,640	24,816,412
Reebok International Ltd.	(2)		60,603	2,666,532
VF Corp.			116,248	6,437,814

				54,476,814

AUTO MANUFACTURERS—0.59%
Ford Motor Co.			1,907,434	27,924,834
General Motors Corp.	(2)		588,839	23,588,890
Navistar International Corp.	(1)		73,372	3,226,901
PACCAR Inc.			181,107	14,575,491

				69,316,116

AUTO PARTS & EQUIPMENT—0.22%
Cooper Tire & Rubber Co.	(2)		77,798	1,676,547
Dana Corp.			156,174	2,706,495

Delphi Corp.	(2)		587,697	5,301,027
Goodyear Tire & Rubber Co. (The)	(1	) (2)	184,100	2,698,906
Johnson Controls Inc.			198,440	12,589,034
Visteon Corp.			135,850	1,327,254

				26,299,263

BANKS—6.57%
AmSouth Bancorp			370,200	9,588,180
Bank of America Corp.			4,210,787	197,864,881
Bank of New York Co. Inc. (The)			809,934	27,067,994
BB&T Corp.	(2)		575,843	24,214,198
Comerica Inc.			177,804	10,849,600
Compass Bancshares Inc.			127,878	6,223,822
Fifth Third Bancorp	(2)		616,463	29,146,371
First Horizon National Corp.	(2)		128,372	5,534,117
Huntington Bancshares Inc.	(2)		241,096	5,974,359
KeyCorp			423,908	14,370,481
M&T Bank Corp.	(2)		121,072	13,056,404
Marshall & Ilsley Corp.			232,942	10,296,036
Mellon Financial Corp.	(2)		441,558	13,736,869
National City Corp.			706,330	26,522,692
North Fork Bancorp Inc.			490,650	14,155,253
Northern Trust Corp.	(2)		228,545	11,102,716
PNC Financial Services Group			294,666	16,925,615
Regions Financial Corp.			484,546	17,244,992
State Street Corp.	(2)		347,592	17,073,719
SunTrust Banks Inc.	(2)		386,538	28,557,427
Synovus Financial Corp.			322,825	9,226,339
U.S. Bancorp			1,946,493	60,964,161
Wachovia Corp.			1,671,780	87,935,628
Wells Fargo & Co.			1,763,748	109,616,938
Zions Bancorporation			93,798	6,381,078

				773,629,870

BEVERAGES—2.25%
Anheuser-Busch Companies Inc.			823,652	41,783,866
Brown-Forman Corp. Class B			126,964	6,180,608
Coca-Cola Co. (The)			2,522,225	105,000,227
Coca-Cola Enterprises Inc.			489,198	10,199,778
Coors (Adolph) Co. Class B			39,022	2,952,795
Pepsi Bottling Group Inc.			260,726	7,050,031
PepsiCo Inc.			1,756,046	91,665,601

				264,832,906

BIOTECHNOLOGY—1.18%
Amgen Inc.	(1)		1,324,102	84,941,143
Biogen Idec Inc.	(1	) (2)	347,734	23,162,562
Chiron Corp.	(1)		194,790	6,492,351
Genzyme Corp.	(1)		258,408	15,005,753
MedImmune Inc.	(1)		259,300	7,029,623
Millipore Corp.	(1)		51,907	2,585,488

				139,216,920

BUILDING MATERIALS—0.27%
American Standard Companies Inc.	(1)		223,646	9,241,053
Masco Corp.			466,630	17,045,994
Vulcan Materials Co.			107,076	5,847,420

				32,134,467

CHEMICALS—1.62%
Air Products & Chemicals Inc.			236,979	13,737,673
Ashland Inc.			74,093	4,325,549
Dow Chemical Co. (The)			983,050	48,670,806
Du Pont (E.I.) de Nemours and Co.			1,035,409	50,786,811

Eastman Chemical Co.	(2)		81,255	4,690,851
Ecolab Inc.			268,667	9,438,272
Engelhard Corp.			127,527	3,911,253
Great Lakes Chemical Corp.	(2)		53,081	1,512,278
Hercules Inc.	(1	) (2)	116,760	1,733,886
International Flavors & Fragrances Inc.			98,268	4,209,801
PPG Industries Inc.			179,200	12,214,272
Praxair Inc.			338,529	14,946,055
Rohm & Haas Co.	(2)		234,418	10,368,308
Sherwin-Williams Co. (The)			147,370	6,577,123
Sigma-Aldrich Corp.			71,982	4,352,032

				191,474,970

COMMERCIAL SERVICES—0.90%
Apollo Group Inc. Class A	(1	) (2)	193,105	15,585,505
Block (H & R) Inc.	(2)		171,719	8,414,231
Cendant Corp.			1,097,603	25,661,958
Convergys Corp.	(1)		147,658	2,213,393
Donnelley (R.R.) & Sons Co.			228,952	8,079,716
Equifax Inc.	(2)		140,835	3,957,464
McKesson Corp.	(2)		306,431	9,640,319
Moody’s Corp.			154,182	13,390,707
Paychex Inc.			394,284	13,437,199
Robert Half International Inc.			180,767	5,319,973

				105,700,465

COMPUTERS—4.29%
Affiliated Computer Services Inc. Class A	(1	) (2)	134,014	8,066,303
Apple Computer Inc.	(1)		419,158	26,993,775
Computer Sciences Corp.	(1)		197,299	11,121,745
Dell Inc.	(1)		2,589,854	109,136,448
Electronic Data Systems Corp.	(2)		535,718	12,375,086
EMC Corp.	(1)		2,498,120	37,147,044
Gateway Inc.	(1)		390,689	2,348,041
Hewlett-Packard Co.			3,148,211	66,017,985
International Business Machines Corp.			1,735,433	171,078,985
Lexmark International Inc.	(1	) (2)	134,573	11,438,705
NCR Corp.	(1	) (2)	97,168	6,726,941
Network Appliance Inc.	(1)		374,033	12,425,376
Sun Microsystems Inc.	(1)		3,504,796	18,855,802
SunGard Data Systems Inc.	(1)		301,166	8,532,033
Unisys Corp.	(1)		350,256	3,565,606

				505,829,875

COSMETICS & PERSONAL CARE—2.35%
Alberto-Culver Co.			94,990	4,613,664
Avon Products Inc.			493,069	19,081,770
Colgate-Palmolive Co.			552,815	28,282,015
Gillette Co. (The)			1,034,992	46,346,942
Kimberly-Clark Corp.			508,466	33,462,147
Procter & Gamble Co.			2,644,453	145,656,471

				277,443,009

DISTRIBUTION & WHOLESALE—0.12%
Genuine Parts Co.			182,071	8,022,048
Grainger (W.W.) Inc.			93,910	6,256,284

				14,278,332

DIVERSIFIED FINANCIAL SERVICES—8.40%
American Express Co.			1,308,520	73,761,272
Bear Stearns Companies Inc. (The)	(2)		107,628	11,011,421
Capital One Financial Corp.	(2)		253,031	21,307,741
CIT Group Inc.			219,131	10,040,582
Citigroup Inc.			5,410,244	260,665,556

Countrywide Financial Corp.		605,408	22,406,150
E*TRADE Financial Corp.	(1)	387,735	5,796,638
Federal Home Loan Mortgage Corp.		718,852	52,979,392
Federal National Mortgage Association		1,009,031	71,853,098
Federated Investors Inc. Class B		112,048	3,406,259
Franklin Resources Inc.		259,993	18,108,512
Goldman Sachs Group Inc. (The)		504,770	52,516,271
Janus Capital Group Inc.	(2)	246,368	4,141,446
JP Morgan Chase & Co.		3,713,814	144,875,884
Lehman Brothers Holdings Inc.		280,858	24,569,458
MBNA Corp.		1,331,972	37,548,291
Merrill Lynch & Co. Inc.		970,980	58,035,475
Morgan Stanley		1,141,086	63,353,095
Providian Financial Corp.	(1) (2)	305,596	5,033,166
Schwab (Charles) Corp. (The)		1,404,240	16,794,710
SLM Corp.	(2)	448,113	23,924,753
T. Rowe Price Group Inc.		133,906	8,328,953

			990,458,123

ELECTRIC—2.76%
AES Corp. (The)	(1) (2)	676,409	9,246,511
Allegheny Energy Inc.	(1) (2)	143,086	2,820,225
Ameren Corp.		203,073	10,182,080
American Electric Power Co. Inc.	(2)	412,527	14,166,177
Calpine Corp.	(1) (2)	555,782	2,189,781
CenterPoint Energy Inc.	(2)	322,365	3,642,725
Cinergy Corp.	(2)	188,954	7,866,155
CMS Energy Corp.	(1) (2)	197,975	2,068,839
Consolidated Edison Inc.	(2)	252,315	11,038,781
Constellation Energy Group Inc.		183,329	8,013,311
Dominion Resources Inc.		345,536	23,406,609
DTE Energy Co.	(2)	181,354	7,821,798
Duke Energy Corp.	(2)	997,313	25,261,938
Edison International	(2)	339,677	10,879,854
Entergy Corp.		233,053	15,752,052
Exelon Corp.	(2)	690,702	30,439,237
FirstEnergy Corp.		343,866	13,586,146
FPL Group Inc.	(2)	193,493	14,463,602
NiSource Inc.		278,157	6,336,416
PG&E Corp.	(1) (2)	420,266	13,986,452
Pinnacle West Capital Corp.	(2)	95,723	4,251,058
PPL Corp.	(2)	197,075	10,500,156
Progress Energy Inc.	(2)	257,544	11,651,291
Public Service Enterprise Group Inc.	(2)	247,810	12,829,124
Southern Co. (The)	(2)	771,137	25,848,512
TECO Energy Inc.	(2)	208,674	3,201,059
TXU Corp.	(2)	250,441	16,168,471
Xcel Energy Inc.		417,386	7,596,425

			325,214,785

ELECTRICAL COMPONENTS & EQUIPMENT—0.35%
American Power Conversion Corp.	(2)	199,430	4,267,802
Emerson Electric Co.		437,565	30,673,307
Molex Inc.	(2)	196,440	5,893,200
Power-One Inc.	(1)	87,734	782,587

			41,616,896

ELECTRONICS—0.59%
Agilent Technologies Inc.	(1)	506,250	12,200,625
Applera Corp. - Applied Biosystems Group	(2)	204,377	4,273,523
Fisher Scientific International Inc.	(1) (2)	121,221	7,561,766
Jabil Circuit Inc.	(1)	210,446	5,383,209
Parker Hannifin Corp.		124,555	9,433,796
PerkinElmer Inc.		134,012	3,013,930

Sanmina-SCI Corp.	(1)	546,446	4,628,398
Solectron Corp.	(1) (2)	1,008,689	5,376,312
Symbol Technologies Inc.		251,130	4,344,549
Tektronix Inc.		93,841	2,834,937
Thermo Electron Corp.	(1)	166,769	5,034,756
Waters Corp.	(1)	124,480	5,824,419

			69,910,220

ENGINEERING & CONSTRUCTION—0.04%
Fluor Corp.	(2)	87,369	4,762,484

			4,762,484

ENTERTAINMENT—0.10%
International Game Technology Inc.		359,298	12,352,665

			12,352,665

ENVIRONMENTAL CONTROL—0.18%
Allied Waste Industries Inc.	(1) (2)	332,772	3,088,124
Waste Management Inc.		596,460	17,858,012

			20,946,136

FOOD—1.82%
Albertson’s Inc.	(2)	383,709	9,162,971
Archer-Daniels-Midland Co.		682,345	15,223,117
Campbell Soup Co.		428,969	12,821,883
ConAgra Foods Inc.	(2)	536,170	15,790,207
General Mills Inc.		379,837	18,881,697
Heinz (H.J.) Co.		364,176	14,199,222
Hershey Foods Corp.		256,549	14,248,731
Kellogg Co.		430,454	19,224,076
Kroger Co.	(1) (2)	770,529	13,515,079
McCormick & Co. Inc. NVS		142,530	5,501,658
Safeway Inc.	(1) (2)	466,541	9,209,519
Sara Lee Corp.		818,182	19,750,913
SUPERVALU Inc.		139,971	4,831,799
Sysco Corp.	(2)	666,986	25,458,856
Wrigley (William Jr.) Co.		233,972	16,188,523

			214,008,251

FOREST PRODUCTS & PAPER—0.53%
Georgia-Pacific Corp.		269,037	10,083,507
International Paper Co.		507,274	21,305,508
Louisiana-Pacific Corp.		114,258	3,055,259
MeadWestvaco Corp.		211,284	7,160,415
Temple-Inland Inc.		58,379	3,993,124
Weyerhaeuser Co.	(2)	250,075	16,810,042

			62,407,855

GAS—0.16%
KeySpan Corp.	(2)	167,853	6,621,801
Nicor Inc.	(2)	46,311	1,710,728
Peoples Energy Corp.	(2)	39,281	1,726,400
Sempra Energy	(2)	243,316	8,924,831

			18,983,760

HAND & MACHINE TOOLS—0.12%
Black & Decker Corp.		84,293	7,445,601
Snap-On Inc.		60,004	2,061,737
Stanley Works (The)	(2)	85,641	4,195,553

			13,702,891

HEALTH CARE-PRODUCTS—3.65%
Bard (C.R.) Inc.		109,102	6,980,346
Bausch & Lomb Inc.	(2)	55,726	3,592,098

Baxter International Inc.		642,664	22,197,615
Becton, Dickinson & Co.		263,670	14,976,456
Biomet Inc.	(2)	263,916	11,451,315
Boston Scientific Corp.	(1)	880,373	31,297,260
Guidant Corp.		332,457	23,970,150
Johnson & Johnson		3,093,803	196,208,986
Medtronic Inc.		1,260,083	62,588,323
St. Jude Medical Inc.	(1)	372,110	15,602,572
Stryker Corp.	(2)	419,125	20,222,781
Zimmer Holdings Inc.	(1)	255,744	20,490,209

			429,578,111

HEALTH CARE-SERVICES—1.43%
Aetna Inc.	(2)	153,925	19,202,144
HCA Inc.	(2)	439,131	17,547,675
Health Management Associates Inc. Class A	(2)	253,781	5,765,904
Humana Inc.	(1)	166,187	4,934,092
Laboratory Corp. of America Holdings	(1)	144,217	7,184,891
Manor Care Inc.		90,118	3,192,881
Quest Diagnostics Inc.	(2)	105,499	10,080,429
Tenet Healthcare Corp.	(1)	488,245	5,360,930
UnitedHealth Group Inc.		681,416	59,985,050
WellPoint Inc.	(1)	307,698	35,385,270

			168,639,266

HOME BUILDERS—0.18%
Centex Corp.		129,593	7,721,151
KB Home	(2)	48,296	5,042,102
Pulte Homes Inc.		132,973	8,483,677

			21,246,930

HOME FURNISHINGS—0.10%
Leggett & Platt Inc.	(2)	199,020	5,658,139
Maytag Corp.	(2)	82,964	1,750,540
Whirlpool Corp.		69,265	4,793,831

			12,202,510

HOUSEHOLD PRODUCTS & WARES—0.24%
Avery Dennison Corp.	(2)	115,155	6,905,845
Clorox Co.		158,469	9,338,578
Fortune Brands Inc.		150,277	11,598,379

			27,842,802

HOUSEWARES—0.06%
Newell Rubbermaid Inc.	(2)	286,490	6,930,193

			6,930,193

INSURANCE—4.53%
ACE Ltd.		296,275	12,665,756
AFLAC Inc.		527,486	21,015,042
Allstate Corp. (The)		715,376	36,999,247
Ambac Financial Group Inc.		113,285	9,304,097
American International Group Inc.		2,715,238	178,309,679
AON Corp.	(2)	329,931	7,872,154
Chubb Corp.		199,711	15,357,776
CIGNA Corp.		139,963	11,416,782
Cincinnati Financial Corp.	(2)	175,197	7,754,219
Hartford Financial Services Group Inc.		306,210	21,223,415
Jefferson-Pilot Corp.		142,328	7,395,363
Lincoln National Corp.		182,036	8,497,440
Loews Corp.		193,376	13,594,333
Marsh & McLennan Companies Inc.		548,913	18,059,238
MBIA Inc.		146,701	9,283,239

MetLife Inc.		775,968	31,434,464
MGIC Investment Corp.		100,901	6,953,088
Principal Financial Group Inc.	(2)	320,025	13,101,824
Progressive Corp. (The)		208,707	17,706,702
Prudential Financial Inc.		534,802	29,392,718
SAFECO Corp.	(2)	132,229	6,907,643
St. Paul Travelers Companies Inc.		697,918	25,871,820
Torchmark Corp.	(2)	112,711	6,440,307
UNUMProvident Corp.	(2)	309,120	5,545,613
XL Capital Ltd. Class A	(2)	144,545	11,223,919

			533,325,878

INTERNET—1.32%
eBay Inc.	(1)	691,064	80,356,922
Monster Worldwide Inc.	(1) (2)	124,165	4,176,911
Symantec Corp.	(1)	661,151	17,031,250
Yahoo! Inc.	(1)	1,433,235	54,004,295

			155,569,378

IRON & STEEL—0.14%
Allegheny Technologies Inc.	(2)	100,656	2,181,216
Nucor Corp.	(2)	165,852	8,680,694
United States Steel Corp.	(2)	118,805	6,088,756

			16,950,666

LEISURE TIME—0.55%
Brunswick Corp.		100,702	4,984,749
Carnival Corp.	(2)	660,197	38,047,153
Harley-Davidson Inc.		306,300	18,607,725
Sabre Holdings Corp.		141,270	3,130,543

			64,770,170

LODGING—0.38%
Harrah’s Entertainment Inc.		116,834	7,815,026
Hilton Hotels Corp.		402,452	9,151,758
Marriott International Inc. Class A		233,123	14,682,087
Starwood Hotels & Resorts Worldwide Inc.	(2)	216,090	12,619,656

			44,268,527

MACHINERY—0.57%
Caterpillar Inc.		355,739	34,688,110
Cummins Inc.	(2)	46,500	3,896,235
Deere & Co.	(2)	258,701	19,247,354
Rockwell Automation Inc.		192,033	9,515,235

			67,346,934

MANUFACTURING—5.91%
Cooper Industries Ltd.		95,678	6,495,579
Danaher Corp.	(2)	321,751	18,471,725
Dover Corp.		212,015	8,891,909
Eastman Kodak Co.	(2)	298,883	9,638,977
Eaton Corp.	(2)	158,350	11,458,206
General Electric Co.		11,021,282	402,276,793
Honeywell International Inc.		896,720	31,752,855
Illinois Tool Works Inc.	(2)	308,269	28,570,371
Ingersoll-Rand Co. Class A	(2)	179,529	14,416,179
ITT Industries Inc.		96,260	8,129,157
Pall Corp.	(2)	129,299	3,743,206
Textron Inc.		143,377	10,581,223
3M Co.		811,604	66,608,340
Tyco International Ltd.	(2)	2,097,085	74,949,818

			695,984,338

MEDIA—3.79%
Clear Channel Communications Inc.	(2)	597,933	20,024,776
Comcast Corp. Class A	(1)	2,314,207	77,016,809
Dow Jones & Co. Inc.	(2)	85,746	3,692,223
Gannett Co. Inc.		266,105	21,740,779
Knight Ridder Inc.	(2)	80,280	5,373,943
McGraw-Hill Companies Inc. (The)		197,978	18,122,906
Meredith Corp.		52,138	2,825,880
New York Times Co. Class A	(2)	151,255	6,171,204
News Corp. Inc. Class A	(1)	2,723,730	50,824,802
Time Warner Inc.	(1)	4,774,988	92,825,767
Tribune Co.		331,211	13,957,232
Univision Communications Inc. Class A	(1) (2)	336,948	9,862,468
Viacom Inc. Class B		1,777,473	64,682,242
Walt Disney Co. (The)		2,130,117	59,217,253

			446,338,284

MINING—0.56%
Alcoa Inc.		907,483	28,513,116
Freeport-McMoRan Copper & Gold Inc.	(2)	185,834	7,104,434
Newmont Mining Corp.	(2)	462,777	20,551,927
Phelps Dodge Corp.	(2)	98,995	9,792,585

			65,962,062

OFFICE & BUSINESS EQUIPMENT—0.24%
Pitney Bowes Inc.		240,438	11,127,471
Xerox Corp.	(1)	994,127	16,910,100

			28,037,571

OIL & GAS—6.19%
Amerada Hess Corp.	(2)	95,550	7,871,409
Anadarko Petroleum Corp.		257,863	16,712,101
Apache Corp.		340,350	17,211,499
Burlington Resources Inc.		408,144	17,754,264
ChevronTexaco Corp.		2,208,626	115,974,951
ConocoPhillips		719,560	62,479,395
Devon Energy Corp.		506,694	19,720,530
EOG Resources Inc.	(2)	123,631	8,822,308
Exxon Mobil Corp.		6,725,393	344,743,645
Kerr-McGee Corp.	(2)	158,138	9,138,795
Marathon Oil Corp.		361,309	13,588,831
Nabors Industries Ltd.	(1) (2)	155,869	7,994,521
Noble Corp.	(1)	141,006	7,013,638
Occidental Petroleum Corp.		411,509	24,015,665
Rowan Companies Inc.	(1) (2)	111,825	2,896,268
Sunoco Inc.		76,234	6,229,080
Transocean Inc.	(1)	335,231	14,210,442
Unocal Corp.		274,372	11,863,845
Valero Energy Corp.		267,563	12,147,360
XTO Energy Inc.		268,473	9,498,575

			729,887,122

OIL & GAS SERVICES—0.70%
Baker Hughes Inc.		349,738	14,923,320
BJ Services Co.		168,391	7,836,917
Halliburton Co.		460,766	18,080,458
Schlumberger Ltd.		613,771	41,091,968

			81,932,663

PACKAGING & CONTAINERS—0.14%
Ball Corp.		117,392	5,162,900
Bemis Co. Inc.	(2)	112,293	3,266,603
Pactiv Corp.	(1)	154,768	3,914,083
Sealed Air Corp.	(1)	87,130	4,641,415

			16,985,001

PHARMACEUTICALS—5.96%
Abbott Laboratories		1,623,564	75,739,261
Allergan Inc.		136,861	11,095,321
AmerisourceBergen Corp.		109,583	6,430,330
Bristol-Myers Squibb Co.		2,028,277	51,964,457
Cardinal Health Inc.		450,450	26,193,668
Caremark Rx Inc.	(1)	473,903	18,685,995
Express Scripts Inc.	(1)	79,226	6,056,035
Forest Laboratories Inc.	(1)	384,082	17,229,919
Gilead Sciences Inc.	(1)	451,320	15,791,687
Hospira Inc.	(1)	162,751	5,452,159
King Pharmaceuticals Inc.	(1)	253,128	3,138,787
Lilly (Eli) & Co.		1,179,729	66,949,621
Medco Health Solutions Inc.	(1)	284,084	11,817,894
Merck & Co. Inc.		2,311,809	74,301,541
Mylan Laboratories Inc.	(2)	281,770	4,981,694
Pfizer Inc.		7,850,973	211,112,664
Schering-Plough Corp.		1,535,364	32,058,400
Watson Pharmaceuticals Inc.	(1) (2)	114,314	3,750,642
Wyeth		1,390,879	59,237,537

			701,987,612

PIPELINES—0.24%
Dynegy Inc. Class A	(1) (2)	397,303	1,835,540
El Paso Corp.	(2)	672,509	6,994,094
Kinder Morgan Inc.	(2)	129,140	9,444,008
Williams Companies Inc.	(2)	580,117	9,450,106

			27,723,748

REAL ESTATE INVESTMENT TRUSTS—0.55%

Apartment Investment & Management Co. Class A	(2)	98,825	3,808,716
Archstone-Smith Trust		204,012	7,813,660
Equity Office Properties Trust		420,385	12,241,611
Equity Residential	(2)	295,214	10,680,843
Plum Creek Timber Co. Inc.		191,373	7,356,378
ProLogis		191,780	8,309,827
Simon Property Group Inc.		230,582	14,911,738

			65,122,773

RETAIL—6.92%
AutoNation Inc.	(1) (2)	275,846	5,299,002
AutoZone Inc.	(1) (2)	83,187	7,595,805
Bed Bath & Beyond Inc.	(1)	313,721	12,495,507
Best Buy Co. Inc.	(2)	338,189	20,095,190
Big Lots Inc.	(1) (2)	117,720	1,427,944
Circuit City Stores Inc.	(2)	203,755	3,186,728
Costco Wholesale Corp.		489,506	23,696,985
CVS Corp.		417,085	18,798,021
Darden Restaurants Inc.	(2)	163,909	4,546,836
Dillard’s Inc. Class A	(2)	85,637	2,301,066
Dollar General Corp.		341,625	7,095,551
Family Dollar Stores Inc.		174,832	5,460,003
Federated Department Stores Inc.		176,410	10,194,734
Gap Inc. (The)		914,009	19,303,870
Home Depot Inc.		2,289,271	97,843,443
Kohl’s Corp.	(1) (2)	357,679	17,587,076
Limited Brands Inc.	(2)	424,224	9,765,636
Lowe’s Companies Inc.	(2)	805,591	46,393,986
May Department Stores Co. (The)		304,421	8,949,977
McDonald’s Corp.		1,310,629	42,018,766
Nordstrom Inc.		146,037	6,824,309
Office Depot Inc.	(1)	325,731	5,654,690
OfficeMax Inc.		91,841	2,881,971

Penney (J.C.) Co. Inc. (Holding Co.)	(2)	297,747	12,326,726
RadioShack Corp.		165,221	5,432,466
Sears, Roebuck and Co.		215,614	11,002,782
Staples Inc.		519,073	17,497,951
Starbucks Corp.	(1)	416,967	26,002,062
Target Corp.		933,474	48,475,305
Tiffany & Co.	(2)	151,699	4,849,817
TJX Companies Inc.	(2)	502,357	12,624,231
Toys R Us Inc.	(1)	224,278	4,590,971
Walgreen Co.		1,065,410	40,879,782
Wal-Mart Stores Inc.		4,414,791	233,189,261
Wendy’s International Inc.		118,832	4,665,344
Yum! Brands Inc.		305,743	14,424,955

			815,378,749

SAVINGS & LOANS—0.56%
Golden West Financial Corp.		319,219	19,606,431
Sovereign Bancorp Inc.		359,886	8,115,429
Washington Mutual Inc.	(2)	910,179	38,482,368

			66,204,228

SEMICONDUCTORS—3.06%
Advanced Micro Devices Inc.	(1) (2)	399,535	8,797,761
Altera Corp.	(1)	388,147	8,034,643
Analog Devices Inc.		391,834	14,466,511
Applied Materials Inc.	(1) (2)	1,770,421	30,274,199
Applied Micro Circuits Corp.	(1) (2)	326,955	1,376,481
Broadcom Corp. Class A	(1)	341,468	11,022,587
Freescale Semiconductor Inc. Class B	(1)	406,413	7,461,743
Intel Corp.		6,591,655	154,178,810
KLA-Tencor Corp.	(1) (2)	203,773	9,491,746
Linear Technology Corp.	(2)	320,110	12,407,464
LSI Logic Corp.	(1) (2)	400,786	2,196,307
Maxim Integrated Products Inc.	(2)	339,069	14,373,135
Micron Technology Inc.	(1)	638,469	7,885,092
National Semiconductor Corp.	(2)	373,382	6,702,207
Novellus Systems Inc.	(2)	145,751	4,064,995
NVIDIA Corp.	(1) (2)	174,260	4,105,566
PMC-Sierra Inc.	(1) (2)	185,157	2,083,016
QLogic Corp.	(1)	96,490	3,544,078
Teradyne Inc.	(1) (2)	203,630	3,475,964
Texas Instruments Inc.		1,801,367	44,349,656
Xilinx Inc.		363,135	10,766,953

			361,058,914

SOFTWARE—4.78%
Adobe Systems Inc.	(2)	248,775	15,608,144
Autodesk Inc.		239,663	9,095,211
Automatic Data Processing Inc.		607,289	26,933,267
BMC Software Inc.	(1)	231,413	4,304,282
Citrix Systems Inc.	(1)	176,617	4,332,415
Computer Associates International Inc.	(2)	610,540	18,963,372
Compuware Corp.	(1)	404,976	2,620,195
Electronic Arts Inc.	(1) (2)	318,319	19,633,916
First Data Corp.		865,114	36,801,950
Fiserv Inc.	(1)	203,916	8,195,384
IMS Health Inc.		241,822	5,612,689
Intuit Inc.	(1)	195,420	8,600,434
Mercury Interactive Corp.	(1) (2)	88,015	4,009,083
Microsoft Corp.		11,333,477	302,717,171
Novell Inc.	(1) (2)	391,942	2,645,609
Oracle Corp.	(1)	5,346,379	73,352,320
Parametric Technology Corp.	(1) (2)	281,369	1,657,263
Siebel Systems Inc.	(1)	529,831	5,563,226
Veritas Software Corp.	(1) (2)	440,075	12,564,141

			563,210,072

TELECOMMUNICATIONS—5.95%
ADC Telecommunications Inc.	(1) (2)	848,804	2,274,795
Alltel Corp.		316,675	18,607,823
Andrew Corp.	(1) (2)	168,661	2,298,849
AT&T Corp.		829,714	15,814,349
Avaya Inc.	(1) (2)	476,270	8,191,844
BellSouth Corp.		1,909,594	53,067,617
CenturyTel Inc.	(2)	140,301	4,976,476
CIENA Corp.	(1)	595,409	1,988,666
Cisco Systems Inc.	(1)	6,864,510	132,485,043
Citizens Communications Co.	(2)	347,440	4,791,198
Comverse Technology Inc.	(1) (2)	205,410	5,022,275
Corning Inc.	(1) (2)	1,461,860	17,206,092
JDS Uniphase Corp.	(1) (2)	1,510,789	4,789,201
Lucent Technologies Inc.	(1) (2)	4,604,686	17,313,619
Motorola Inc.		2,537,911	43,652,069
Nextel Communications Inc. Class A	(1) (2)	1,158,519	34,755,570
QUALCOMM Inc.		1,708,730	72,450,152
Qwest Communications International Inc.	(1)	1,893,186	8,405,746
SBC Communications Inc.		3,456,289	89,068,568
Scientific-Atlanta Inc.	(2)	159,839	5,276,285
Sprint Corp. (FON Group)		1,533,488	38,107,177
Tellabs Inc.	(1)	484,573	4,162,482
Verizon Communications Inc.	(2)	2,886,611	116,936,612

			701,642,508

TEXTILES—0.07%
Cintas Corp.	(2)	179,516	7,873,572

			7,873,572

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	(2)	184,967	3,584,660
Mattel Inc.	(2)	432,638	8,432,115

			12,016,775

TRANSPORTATION—1.65%
Burlington Northern Santa Fe Corp.		391,754	18,533,882
CSX Corp.		223,965	8,976,517
FedEx Corp.		313,341	30,860,955
Norfolk Southern Corp.		412,838	14,940,607
Ryder System Inc.		67,026	3,201,832
Union Pacific Corp.		270,617	18,198,993
United Parcel Service Inc. Class B		1,168,414	99,852,660

			194,565,446

TOTAL COMMON STOCKS (Cost: $11,188,601,752)			11,769,574,199

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—5.97%

COMMERCIAL PAPER—1.50%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$1,967,168	1,966,794
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	983,584	983,523
2.33%, 01/10/05	(3)	1,967,168	1,966,277

Barton Capital Corp.
2.27%, 01/04/05	(3)	4,026,793	4,026,539
2.27%, 01/10/05	(3)	4,374,825	4,372,894
2.30%, 01/21/05	(3)	1,590,416	1,588,588
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	4,819,641	4,819,038
2.29%, 01/07/05	(3)	3,934,336	3,933,335
Cantabric Finance LLC
2.27%, 01/03/05	(3)	2,045,855	2,045,855
2.28%, 01/03/05	(3)	2,281,915	2,281,915
2.38%, 01/20/05	(3)	3,934,336	3,929,914
Chariot Funding LLC
2.31%, 01/11/05	(3)	2,998,476	2,996,936
Corporate Asset Funding
2.21%, 02/07/05	(3)	2,950,752	2,944,427
2.26%, 02/03/05	(3)	3,934,336	3,926,680
CRC Funding LLC
2.21%, 02/07/05	(3)	983,584	981,476
Den Danske Bank NY
2.25%, 01/03/05	(3)	983,584	983,584
DEPFA Bank PLC
2.28%, 05/03/05	(3)	1,967,168	1,952,250
Edison Asset Securitization
2.26%, 05/04/05	(3)	4,917,920	4,880,563
Fairway Finance Corp.
2.55%, 01/03/05	(3)	3,793,684	3,793,684
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	786,867	786,371
2.30%, 02/02/05	(3)	3,934,336	3,926,795
2.31%, 01/11/05	(3)	3,982,060	3,980,016
2.33%, 01/12/05	(3)	1,833,912	1,832,844
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	1,967,168	1,966,056
2.28%, 04/27/05	(3)	2,950,752	2,929,448
Fortis Funding LLC
2.35%, 05/09/05	(3)	5,508,071	5,462,767
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	1,967,168	1,966,285
General Electric Capital Corp.
2.24%, 02/02/05	(3)	11,803,009	11,780,976
2.26%, 01/05/05	(3)	3,934,336	3,933,842
2.29%, 01/24/05	(3)	983,584	982,270
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	1,377,018	1,375,542
2.38%, 01/19/05	(3)	1,573,734	1,572,070
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	2,184,462	2,179,656
2.30%, 02/02/05	(3)	983,584	981,699
2.33%, 02/03/05	(3)	983,584	981,611
Grampian Funding LLC
2.27%, 02/01/05	(3)	2,950,752	2,945,356
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	1,638,730	1,637,997
2.30%, 02/01/05	(3)	1,967,168	1,963,523
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	3,310,665	3,308,737
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	2,284,905	2,283,879
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	1,342,081	1,341,742
2.32%, 01/10/05	(3)	2,023,272	2,022,359
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	2,557,319	2,552,704

Nationwide Building Society
2.21%, 02/10/05	(3)	3,934,336	3,925,159
New Center Asset Trust
2.25%, 02/02/05	(3)	3,698,276	3,691,342
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	1,974,958	1,972,930
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	1,967,168	1,965,157
2.30%, 02/02/05	(3)	1,967,168	1,963,398
2.34%, 01/20/05	(3)	2,950,752	2,947,492
Scaldis Capital LLC
2.28%, 01/07/05	(3)	3,540,903	3,540,006
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	2,365,480	2,365,331
2.28%, 02/02/05	(3)	2,507,982	2,503,217
Sydney Capital Corp.
2.25%, 01/18/05	(3)	1,967,168	1,965,324
2.29%, 01/06/05	(3)	2,892,524	2,891,972
Tulip Funding Corp.
2.25%, 01/14/05	(3)	1,967,168	1,965,816
2.35%, 01/13/05	(3)	5,731,777	5,728,036
2.36%, 01/24/05	(3)	3,934,336	3,928,920
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	7,868,672	7,868,163
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	1,967,168	1,966,921
2.30%, 01/07/05	(3)	1,967,168	1,966,666
2.32%, 01/14/05	(3)	1,967,168	1,965,774
Yorktown Capital LLC
2.32%, 01/10/05	(3)	1,967,168	1,966,281
2.34%, 01/13/05	(3)	983,584	982,945

			177,139,667

FLOATING RATE NOTES—2.14%

American Express Credit Corp.
2.43%, 10/26/05	(3)	7,868,672	7,871,870
Bank of Nova Scotia
2.34%, 09/26/05	(3)	983,584	983,267
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	2,360,602	2,360,445
2.32%, 09/23/05	(3) (4)	3,540,903	3,539,882
2.32%, 09/27/05	(3) (4)	3,147,469	3,146,548
2.44%, 03/15/05	(3) (4)	1,967,168	1,967,484
2.47%, 10/27/05	(3) (4)	3,737,619	3,740,971
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	5,901,504	5,900,170
2.34%, 12/14/05	(3)	3,540,903	3,539,815
2.36%, 10/31/05	(3)	3,934,336	3,933,496
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	6,963,775	6,963,775
CC USA Inc.
2.06%, 07/29/05	(3) (4)	3,934,336	3,933,665
2.27%, 05/04/05	(3) (4)	3,934,336	3,934,075
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	983,584	983,584
Den Danske Bank NY
2.32%, 08/12/05	(3)	3,934,336	3,933,622
2.33%, 10/17/05	(3)	3,934,336	3,933,413
2.35%, 08/26/05	(3)	3,934,336	3,933,576
DEPFA Bank PLC
2.47%, 09/15/05	(3)	3,934,336	3,934,336
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	3,265,499	3,264,942

Fairway Finance LLC
2.35%, 03/14/05	(3)	3,934,336	3,934,336
2.37%, 01/20/05	(3)	1,967,168	1,967,168
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	7,868,672	7,868,672
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	3,147,469	3,147,369
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	2,256,536	2,256,536
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	3,934,336	3,934,336
K2 USA LLC
2.05%, 07/25/05	(3) (4)	1,967,168	1,966,949
2.33%, 06/10/05	(3) (4)	3,934,336	3,934,128
2.33%, 09/12/05	(3) (4)	3,934,336	3,933,796
2.39%, 10/20/05	(3) (4)	3,934,336	3,934,443
Links Finance LLC
2.12%, 04/25/05	(3)	3,934,336	3,935,133
2.35%, 04/15/05	(3) (4)	3,934,336	3,934,116
2.36%, 11/16/05	(3) (4)	1,967,168	1,966,826
National City Bank (Ohio)
2.29%, 08/09/05	(3)	3,934,336	3,933,631
2.35%, 06/23/05	(3)	3,934,336	3,933,783
2.36%, 06/10/05	(3)	1,967,168	1,967,436
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	3,934,336	3,934,336
2.58%, 01/27/06	(3) (4)	6,688,372	6,689,127
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	3,934,336	3,933,558
Northern Rock PLC
2.02%, 01/13/05	(3)	3,737,619	3,737,619
2.39%, 10/25/05	(3)	7,868,672	7,868,672
Permanent Financing PLC
2.32%, 03/10/05	(3)	3,934,336	3,934,336
2.34%, 09/12/05	(3)	4,917,920	4,917,920
2.35%, 06/10/05	(3)	1,770,451	1,770,451
Sedna Finance Inc.
2.37%, 01/10/06	(3)	786,867	786,665
Sigma Finance Inc.
2.01%, 01/09/06	(3)	3,934,336	3,933,477
2.28%, 12/06/05	(3) (4)	3,934,336	3,933,188
2.34%, 10/07/05	(3) (4)	1,377,018	1,376,694
2.39%, 08/17/05	(3)	1,967,168	1,967,275
2.39%, 09/15/05	(3)	4,917,920	4,918,236
2.47%, 11/28/05	(3) (4)	3,934,336	3,937,533
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	3,265,499	3,265,439
2.30%, 04/07/05	(3) (4)	1,443,901	1,443,864
2.33%, 02/25/05	(3) (4)	2,203,228	2,203,164
2.36%, 01/18/05	(3) (4)	1,731,108	1,731,101
2.37%, 09/15/05	(3) (4)	3,462,216	3,461,835
2.39%, 07/25/05	(3) (4)	3,934,336	3,934,117
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	5,901,504	5,901,504
2.40%, 01/25/05	(3)	5,901,504	5,901,504
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	2,557,319	2,556,935
2.36%, 07/15/05	(3) (4)	2,950,752	2,950,435
2.36%, 09/15/05	(3)	2,950,752	2,950,338
2.36%, 10/14/05	(3) (4)	1,967,168	1,967,015
2.38%, 01/17/06	(3) (4)	1,377,018	1,377,003
2.45%, 06/15/05	(3) (4)	1,967,168	1,966,967
White Pine Finance LLC
2.02%, 07/11/05	(3)	983,584	983,527
2.24%, 11/01/05	(3) (4)	2,006,511	2,005,977

2.27%, 07/05/05	(3)	1,967,168	1,966,952
2.29%, 05/20/05	(3)	1,770,451	1,770,385
2.35%, 04/15/05	(3) (4)	2,950,752	2,950,587
2.37%, 06/15/05	(3) (4)	1,613,078	1,613,078
2.37%, 01/13/06	(3) (4)	3,934,336	3,933,901
2.38%, 03/29/05	(3)	1,691,765	1,691,676
2.38%, 06/28/05	(3)	2,636,005	2,635,743
2.38%, 08/26/05	(3) (4)	1,967,168	1,966,915
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	2,809,116	2,809,116

			251,925,759

MEDIUM-TERM NOTES—0.11%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	3,934,336	3,934,227
1.51%, 02/15/05	(3) (4)	2,557,319	2,557,787
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	2,950,752	2,950,746
K2 USA LLC
1.46%, 01/12/05	(3) (4)	1,967,168	1,967,163
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	983,584	983,567

			12,393,490

MONEY MARKET FUNDS—0.85%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	15,737,345	15,737,345
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	43,329,455	43,329,455
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	39,343,362	39,343,362
BlackRock Temp Cash Money Market Fund	(3)	733,724	733,724
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	1,484,525	1,484,525

			100,628,411

REPURCHASE AGREEMENTS—0.50%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$39,343,362	39,343,362
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	19,671,681	19,671,681

			59,015,043

TIME DEPOSITS—0.75%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	3,934,336	3,934,336
1.33%, 02/10/05	(3)	1,967,168	1,967,137
1.39%, 02/02/05	(3)	1,967,168	1,967,144
1.39%, 04/08/05	(3)	2,754,035	2,753,928
2.63%, 01/04/05	(3)	3,934,336	3,934,336
Bank of America N.A.
1.50%, 01/03/05	(3)	4,025,955	4,025,955
Credit Suisse First Boston
2.34%, 01/14/05	(3)	5,901,504	5,901,504
Fifth Third Bancorp
2.18%, 01/03/05	(3)	3,934,336	3,934,336
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	2,517,975	2,517,914
Natexis Banques
2.32%, 02/02/05	(3)	983,584	983,592

National City Bank (Ohio)
1.25%, 01/06/05	(3)	3,934,336	3,934,338
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	3,934,336	3,934,005
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	6,885,088	6,884,827
1.34%, 02/10/05	(3)	1,573,734	1,573,710
1.77%, 05/10/05	(3)	1,967,168	1,967,100
1.90%, 05/11/05	(3)	1,967,168	1,967,099
2.25%, 01/31/05	(3)	1,967,168	1,967,168
2.30%, 05/12/05	(3)	983,584	983,339
2.66%, 11/09/05	(3)	3,934,336	3,933,841
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	3,934,336	3,934,338
2.67%, 11/09/05	(3)	1,573,734	1,573,603
Washington Mutual Bank
2.27%, 02/02/05	(3)	1,573,734	1,573,734
2.35%, 02/02/05	(3)	6,294,938	6,294,886
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	15,737,345	15,737,345

			88,179,515

U.S. GOVERNMENT AGENCY NOTES—0.12%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	2,754,035	2,756,501
1.80%, 01/18/05	(3)	1,829,466	1,828,094
1.80%, 01/19/05	(3)	1,967,168	1,965,594
2.06%, 05/31/05	(3)	1,961,385	1,944,774
Federal National Mortgage Association
2.33%, 07/22/05	(3)	5,901,504	5,825,277

			14,320,240

TOTAL SHORT-TERM INVESTMENTS (Cost: $703,602,125)			703,602,125

TOTAL INVESTMENTS IN SECURITIES — 105.84% (Cost: $11,892,203,877)	(7)		12,473,176,324
Other Assets, Less Liabilities — (5.84%)			(688,785,727)

NET ASSETS — 100.00%			$11,784,390,597

NVS	- Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $12,070,076,097. Net unrealized appreciation aggregated $403,100,227, of which $1,143,750,646 represented gross unrealized appreciation on securities and $740,650,419 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.85%

ADVERTISING—0.28%
Omnicom Group Inc.		71,412	$6,021,460

			6,021,460

AEROSPACE & DEFENSE—2.27%
Boeing Co. (The)		321,184	16,627,696
Lockheed Martin Corp.		169,687	9,426,113
Rockwell Collins Inc.		67,631	2,667,367
United Technologies Corp.		195,515	20,206,475

			48,927,651

AGRICULTURE—2.37%
Altria Group Inc.		785,504	47,994,294
UST Inc.		63,303	3,045,507

			51,039,801

AIRLINES—0.02%
Delta Air Lines Inc.	(1) (2)	49,750	372,130

			372,130

APPAREL—0.61%
Coach Inc.	(1)	72,386	4,082,570
Nike Inc. Class B		100,608	9,124,140

			13,206,710

AUTO MANUFACTURERS—0.30%
Navistar International Corp.	(1)	26,500	1,165,470
PACCAR Inc.		66,571	5,357,634

			6,523,104

AUTO PARTS & EQUIPMENT—0.05%
Goodyear Tire & Rubber Co. (The)	(1) (2)	68,094	998,258

			998,258

BEVERAGES—4.28%
Anheuser-Busch Companies Inc.	(2)	302,219	15,331,570
Brown-Forman Corp. Class B	(2)	46,652	2,271,019
Coca-Cola Co. (The)		925,854	38,543,302
Pepsi Bottling Group Inc.	(2)	95,804	2,590,540
PepsiCo Inc.		644,579	33,647,024

			92,383,455

BIOTECHNOLOGY—1.87%
Amgen Inc.	(1) (2)	486,014	31,177,798
Genzyme Corp.	(1)	94,998	5,516,534
MedImmune Inc.	(1)	95,278	2,582,987
Millipore Corp.	(1) (2)	19,112	951,969

			40,229,288

BUILDING MATERIALS—0.16%
American Standard Companies Inc.	(1) (2)	82,187	3,395,967

			3,395,967

CHEMICALS—2.40%
Dow Chemical Co. (The)	(2)	360,742	17,860,336
Du Pont (E.I.) de Nemours and Co.		379,961	18,637,087
Ecolab Inc.		98,746	3,468,947
Hercules Inc.	(1) (2)	42,179	626,358
International Flavors & Fragrances Inc.	(2)	36,071	1,545,282
Praxair Inc.		124,447	5,494,335
Sherwin-Williams Co. (The)	(2)	54,146	2,416,536
Sigma-Aldrich Corp.		26,425	1,597,655

			51,646,536

COMMERCIAL SERVICES—1.02%
Apollo Group Inc. Class A	(1)	70,987	5,729,361
Block (H & R) Inc.	(2)	63,110	3,092,390
Equifax Inc.	(2)	51,345	1,442,794
Moody’s Corp.		56,677	4,922,397
Paychex Inc.		144,941	4,939,589
Robert Half International Inc.		66,388	1,953,799

			22,080,330

COMPUTERS—5.68%
Apple Computer Inc.	(1)	154,116	9,925,070
Dell Inc.	(1)	950,682	40,061,739
Gateway Inc.	(1) (2)	141,188	848,540
International Business Machines Corp.		637,098	62,805,121
Lexmark International Inc.	(1) (2)	49,460	4,204,100
Network Appliance Inc.	(1)	137,495	4,567,584

			122,412,154

COSMETICS & PERSONAL CARE—4.64%
Avon Products Inc.	(2)	181,266	7,014,994
Colgate-Palmolive Co.		203,269	10,399,242
Gillette Co. (The)		379,796	17,007,265
Kimberly-Clark Corp.		186,532	12,275,671
Procter & Gamble Co.		970,791	53,471,168

			100,168,340

DIVERSIFIED FINANCIAL SERVICES—1.86%
American Express Co.		480,274	27,073,045
Federated Investors Inc. Class B		40,801	1,240,350
SLM Corp.	(2)	164,752	8,796,109
T. Rowe Price Group Inc.	(2)	49,097	3,053,833

			40,163,337

ELECTRIC—0.49%
AES Corp. (The)	(1) (2)	248,584	3,398,143
CenterPoint Energy Inc.		116,910	1,321,083
TXU Corp.	(2)	92,072	5,944,168

			10,663,394

ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
Emerson Electric Co.		160,512	11,251,891

			11,251,891

ELECTRONICS—0.17%
Symbol Technologies Inc.	(2)	91,469	1,582,414
Waters Corp.	(1)	46,278	2,165,348

			3,747,762

ENGINEERING & CONSTRUCTION—0.08%
Fluor Corp.		31,886	1,738,106

			1,738,106

ENTERTAINMENT—0.21%
International Game Technology Inc.		132,063	4,540,326

			4,540,326

FOOD—2.17%
Campbell Soup Co.	(2)	157,684	4,713,175
Heinz (H.J.) Co.		133,878	5,219,903
Hershey Foods Corp.		94,313	5,238,144
Kellogg Co.		158,252	7,067,534
McCormick & Co. Inc. NVS	(2)	52,353	2,020,826
Sara Lee Corp.		300,807	7,261,481
Sysco Corp.	(2)	245,235	9,360,620
Wrigley (William Jr.) Co.	(2)	86,010	5,951,032

			46,832,715

HAND & MACHINE TOOLS—0.20%
Black & Decker Corp.		30,936	2,732,577
Stanley Works (The)	(2)	31,279	1,532,358

			4,264,935

HEALTH CARE-PRODUCTS—7.25%
Bard (C.R.) Inc.		40,090	2,564,958
Baxter International Inc.	(2)	236,277	8,161,008
Becton, Dickinson & Co.		97,065	5,513,292
Biomet Inc.		97,000	4,208,830
Boston Scientific Corp.	(1)	322,962	11,481,299
Guidant Corp.	(2)	122,108	8,803,987
Johnson & Johnson		1,135,809	72,033,007
Medtronic Inc.		462,462	22,970,488
St. Jude Medical Inc.	(1) (2)	137,028	5,745,584
Stryker Corp.		154,091	7,434,891
Zimmer Holdings Inc.	(1)	94,019	7,532,802

			156,450,146

HEALTH CARE-SERVICES—1.19%
Quest Diagnostics Inc.	(2)	38,775	3,704,951
UnitedHealth Group Inc.	(2)	250,074	22,014,014

			25,718,965

HOME FURNISHINGS—0.03%
Maytag Corp.	(2)	29,841	629,645

			629,645

HOUSEHOLD PRODUCTS & WARES—0.47%
Avery Dennison Corp.		42,315	2,537,631
Clorox Co.		58,231	3,431,553
Fortune Brands Inc.		55,236	4,263,114

			10,232,298

HOUSEWARES—0.12%
Newell Rubbermaid Inc.		105,257	2,546,167

			2,546,167

INTERNET—2.65%
eBay Inc.	(1) (2)	253,652	29,494,655
Monster Worldwide Inc.	(1)	45,282	1,523,286
Symantec Corp.	(1)	243,056	6,261,123
Yahoo! Inc.	(1) (2)	525,975	19,818,738

			57,097,802

IRON & STEEL—0.04%
Allegheny Technologies Inc.	(2)	37,245	807,099

			807,099

LEISURE TIME—0.32%
Harley-Davidson Inc.	(2)	112,602	6,840,572

			6,840,572

LODGING—0.38%
Harrah’s Entertainment Inc.		42,937	2,872,056
Marriott International Inc. Class A		85,696	5,397,134

			8,269,190

MACHINERY—0.75%
Caterpillar Inc.		130,511	12,726,128
Rockwell Automation Inc.		70,576	3,497,041

			16,223,169

MANUFACTURING—8.78%
Danaher Corp.		118,288	6,790,914
General Electric Co.		4,046,453	147,695,535
Illinois Tool Works Inc.	(2)	113,341	10,504,444
3M Co.		297,880	24,447,012

			189,437,905

MEDIA—0.62%
Dow Jones & Co. Inc.	(2)	31,133	1,340,587
Knight Ridder Inc.	(2)	29,496	1,974,462
McGraw-Hill Companies Inc. (The)		72,787	6,662,922
Meredith Corp.		18,950	1,027,090
New York Times Co. Class A	(2)	55,571	2,267,297

			13,272,358

MINING—0.12%
Freeport-McMoRan Copper & Gold Inc.	(2)	68,391	2,614,588

			2,614,588

OFFICE & BUSINESS EQUIPMENT—0.19%
Pitney Bowes Inc.		88,375	4,089,995

			4,089,995

OIL & GAS—6.03%
Exxon Mobil Corp.		2,469,184	126,570,372
XTO Energy Inc.		99,378	3,515,994

			130,086,366

OIL & GAS SERVICES—1.40%
Baker Hughes Inc.		128,573	5,486,210
BJ Services Co.		61,873	2,879,569
Halliburton Co.		169,390	6,646,864
Schlumberger Ltd.	(2)	225,201	15,077,207

			30,089,850

PACKAGING & CONTAINERS—0.23%
Ball Corp.	(2)	43,123	1,896,550
Pactiv Corp.	(1)	56,412	1,426,659
Sealed Air Corp.	(1)	31,996	1,704,427

			5,027,636

PHARMACEUTICALS—7.08%
Abbott Laboratories		595,908	27,799,108
Allergan Inc.		50,315	4,079,037
Bristol-Myers Squibb Co.	(2)	744,328	19,069,683
Express Scripts Inc.	(1)	29,101	2,224,480
Forest Laboratories Inc.	(1) (2)	141,205	6,334,456

Gilead Sciences Inc.	(1)	165,919	5,805,506
Hospira Inc.	(1)	59,448	1,991,508
Lilly (Eli) & Co.		432,983	24,571,785
Merck & Co. Inc.		848,516	27,271,304
Schering-Plough Corp.		563,248	11,760,618
Wyeth	(2)	510,455	21,740,278

			152,647,763

REAL ESTATE INVESTMENT TRUSTS—0.25%
Simon Property Group Inc.	(2)	84,764	5,481,688

			5,481,688

RETAIL—10.47%
AutoZone Inc.	(1) (2)	30,564	2,790,799
Bed Bath & Beyond Inc.	(1)	115,322	4,593,275
Best Buy Co. Inc.	(2)	124,336	7,388,045
Dollar General Corp.	(2)	125,508	2,606,801
Family Dollar Stores Inc.	(2)	64,211	2,005,310
Gap Inc. (The)	(2)	336,032	7,096,996
Home Depot Inc.		840,314	35,915,020
Lowe’s Companies Inc.	(2)	295,616	17,024,525
RadioShack Corp.	(2)	60,679	1,995,126
Staples Inc.		190,826	6,432,744
Starbucks Corp.	(1) (2)	153,318	9,560,910
Target Corp.		342,549	17,788,570
TJX Companies Inc.	(2)	184,661	4,640,531
Walgreen Co.		390,926	14,999,831
Wal-Mart Stores Inc.		1,620,804	85,610,867
Yum! Brands Inc.	(2)	112,265	5,296,663

			225,746,013

SEMICONDUCTORS—3.93%
Altera Corp.	(1)	142,617	2,952,172
Analog Devices Inc.		144,030	5,317,588
Broadcom Corp. Class A	(1)	126,093	4,070,282
Intel Corp.		2,419,843	56,600,128
Linear Technology Corp.	(2)	117,661	4,560,540
Maxim Integrated Products Inc.	(2)	124,640	5,283,490
PMC-Sierra Inc.	(1) (2)	68,108	766,215
QLogic Corp.	(1) (2)	35,198	1,292,823
Xilinx Inc.	(2)	133,464	3,957,208

			84,800,446

SOFTWARE—8.98%
Adobe Systems Inc.		91,457	5,738,012
Autodesk Inc.	(2)	87,930	3,336,944
Automatic Data Processing Inc.		223,299	9,903,311
Citrix Systems Inc.	(1)	64,854	1,590,869
Computer Associates International Inc.		224,458	6,971,665
Electronic Arts Inc.	(1)	117,026	7,218,164
First Data Corp.		317,404	13,502,366
IMS Health Inc.	(2)	88,831	2,061,768
Intuit Inc.	(1)	71,804	3,160,094
Mercury Interactive Corp.	(1) (2)	32,087	1,461,563
Microsoft Corp.		4,160,978	111,139,722
Oracle Corp.	(1)	1,962,299	26,922,742
Parametric Technology Corp.	(1) (2)	101,331	596,840

			193,604,060

TELECOMMUNICATIONS—4.95%
Avaya Inc.	(1)	175,382	3,016,570
Cisco Systems Inc.	(1) (2)	2,519,938	48,634,803
Corning Inc.	(1) (2)	537,423	6,325,469
Lucent Technologies Inc.	(1) (2)	1,694,268	6,370,448

Nextel Communications Inc. Class A	(1) (2)	425,036	12,751,080
QUALCOMM Inc.		627,164	26,591,754
Qwest Communications International Inc.	(1)	695,714	3,088,970

			106,779,094

TEXTILES—0.13%
Cintas Corp.	(2)	65,754	2,883,970

			2,883,970

TOYS, GAMES & HOBBIES—0.14%
Mattel Inc.		158,972	3,098,364

			3,098,364

TRANSPORTATION—1.70%
United Parcel Service Inc. Class B	(2)	428,893	36,653,196

			36,653,196

TOTAL COMMON STOCKS (Cost: $1,924,981,057)			2,153,735,995

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.37%

COMMERCIAL PAPER—1.60%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$383,447	383,375
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	191,724	191,712
2.33%, 01/10/05	(3)	383,447	383,274
Barton Capital Corp.
2.27%, 01/04/05	(3)	784,917	784,867
2.27%, 01/10/05	(3)	852,756	852,380
2.30%, 01/21/05	(3)	310,010	309,653
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	939,462	939,344
2.29%, 01/07/05	(3)	766,895	766,700
Cantabric Finance LLC
2.27%, 01/03/05	(3)	398,785	398,785
2.28%, 01/03/05	(3)	444,799	444,799
2.38%, 01/20/05	(3)	766,895	766,034
Chariot Funding LLC
2.31%, 01/11/05	(3)	584,474	584,174
Corporate Asset Funding
2.21%, 02/07/05	(3)	575,171	573,938
2.26%, 02/03/05	(3)	766,895	765,402
CRC Funding LLC
2.21%, 02/07/05	(3)	191,724	191,313
Den Danske Bank NY
2.25%, 01/03/05	(3)	191,724	191,724
DEPFA Bank PLC
2.28%, 05/03/05	(3)	383,447	380,540
Edison Asset Securitization
2.26%, 05/04/05	(3)	958,619	951,337
Fairway Finance Corp.
2.55%, 01/03/05	(3)	739,478	739,478
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	153,379	153,282
2.30%, 02/02/05	(3)	766,895	765,425
2.31%, 01/11/05	(3)	776,197	775,799
2.33%, 01/12/05	(3)	357,473	357,264

Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	383,447	383,231
2.28%, 04/27/05	(3)	575,171	571,018
Fortis Funding LLC
2.35%, 05/09/05	(3)	1,073,653	1,064,822
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	383,447	383,275
General Electric Capital Corp.
2.24%, 02/02/05	(3)	2,300,685	2,296,390
2.26%, 01/05/05	(3)	766,895	766,799
2.29%, 01/24/05	(3)	191,724	191,468
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	268,413	268,125
2.38%, 01/19/05	(3)	306,758	306,433
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	425,803	424,866
2.30%, 02/02/05	(3)	191,724	191,356
2.33%, 02/03/05	(3)	191,724	191,339
Grampian Funding LLC
2.27%, 02/01/05	(3)	575,171	574,119
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	319,427	319,284
2.30%, 02/01/05	(3)	383,447	382,737
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	645,327	644,951
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	445,382	445,182
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	261,603	261,538
2.32%, 01/10/05	(3)	394,383	394,205
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	498,482	497,583
Nationwide Building Society
2.21%, 02/10/05	(3)	766,895	765,106
New Center Asset Trust
2.25%, 02/02/05	(3)	720,881	719,530
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	384,966	384,571
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	383,447	383,055
2.30%, 02/02/05	(3)	383,447	382,713
2.34%, 01/20/05	(3)	575,171	574,536
Scaldis Capital LLC
2.28%, 01/07/05	(3)	690,205	690,031
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	461,088	461,059
2.28%, 02/02/05	(3)	488,865	487,936
Sydney Capital Corp.
2.25%, 01/18/05	(3)	383,447	383,088
2.29%, 01/06/05	(3)	563,821	563,714
Tulip Funding Corp.
2.25%, 01/14/05	(3)	383,447	383,184
2.35%, 01/13/05	(3)	1,117,259	1,116,529
2.36%, 01/24/05	(3)	766,895	765,839
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	1,533,790	1,533,691
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	383,447	383,399
2.30%, 01/07/05	(3)	383,447	383,349
2.32%, 01/14/05	(3)	383,447	383,176
Yorktown Capital LLC
2.32%, 01/10/05	(3)	383,447	383,274
2.34%, 01/13/05	(3)	191,724	191,600

			34,528,700

FLOATING RATE NOTES—2.28%
American Express Credit Corp.
2.43%, 10/26/05	(3)	1,533,790	1,534,413
Bank of Nova Scotia
2.34%, 09/26/05	(3)	191,724	191,662
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	460,137	460,106
2.32%, 09/23/05	(3) (4)	690,205	690,006
2.32%, 09/27/05	(3) (4)	613,516	613,336
2.44%, 03/15/05	(3) (4)	383,447	383,509
2.47%, 10/27/05	(3) (4)	728,550	729,204
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	1,150,342	1,150,082
2.34%, 12/14/05	(3)	690,205	689,993
2.36%, 10/31/05	(3)	766,895	766,731
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	1,357,404	1,357,404
CC USA Inc.
2.06%, 07/29/05	(3) (4)	766,895	766,764
2.27%, 05/04/05	(3) (4)	766,895	766,844
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	191,724	191,724
Den Danske Bank NY
2.32%, 08/12/05	(3)	766,895	766,756
2.33%, 10/17/05	(3)	766,895	766,715
2.35%, 08/26/05	(3)	766,895	766,747
DEPFA Bank PLC
2.47%, 09/15/05	(3)	766,895	766,895
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	636,523	636,414
Fairway Finance LLC
2.35%, 03/14/05	(3)	766,895	766,895
2.37%, 01/20/05	(3)	383,447	383,447
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	1,533,790	1,533,790
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	613,516	613,496
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	439,852	439,853
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	766,895	766,895
K2 USA LLC
2.05%, 07/25/05	(3) (4)	383,447	383,405
2.33%, 06/10/05	(3) (4)	766,895	766,854
2.33%, 09/12/05	(3) (4)	766,895	766,790
2.39%, 10/20/05	(3) (4)	766,895	766,916
Links Finance LLC
2.12%, 04/25/05	(3)	766,895	767,050
2.35%, 04/15/05	(3) (4)	766,895	766,852
2.36%, 11/16/05	(3) (4)	383,447	383,381
National City Bank (Ohio)
2.29%, 08/09/05	(3)	766,895	766,757
2.35%, 06/23/05	(3)	766,895	766,787
2.36%, 06/10/05	(3)	383,447	383,500
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	766,895	766,895
2.58%, 01/27/06	(3) (4)	1,303,721	1,303,869
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	766,895	766,743
Northern Rock PLC
2.02%, 01/13/05	(3)	728,550	728,550
2.39%, 10/25/05	(3)	1,533,790	1,533,790

Permanent Financing PLC
2.32%, 03/10/05	(3)		766,895	766,895
2.34%, 09/12/05	(3)		958,619	958,619
2.35%, 06/10/05	(3)		345,103	345,103
Sedna Finance Inc.
2.37%, 01/10/06	(3)		153,379	153,340
Sigma Finance Inc.
2.01%, 01/09/06	(3)		766,895	766,727
2.28%, 12/06/05	(3	) (4)	766,895	766,671
2.34%, 10/07/05	(3	) (4)	268,413	268,350
2.39%, 08/17/05	(3)		383,447	383,468
2.39%, 09/15/05	(3)		958,619	958,680
2.47%, 11/28/05	(3	) (4)	766,895	767,518
Tango Finance Corp.
2.24%, 05/17/05	(3	) (4)	636,523	636,511
2.30%, 04/07/05	(3	) (4)	281,450	281,443
2.33%, 02/25/05	(3	) (4)	429,461	429,449
2.36%, 01/18/05	(3	) (4)	337,434	337,432
2.37%, 09/15/05	(3	) (4)	674,868	674,793
2.39%, 07/25/05	(3	) (4)	766,895	766,852
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)		1,150,342	1,150,342
2.40%, 01/25/05	(3)		1,150,342	1,150,342
WhistleJacket Capital LLC
2.32%, 12/08/05	(3	) (4)	498,482	498,407
2.36%, 07/15/05	(3	) (4)	575,171	575,109
2.36%, 09/15/05	(3)		575,171	575,090
2.36%, 10/14/05	(3	) (4)	383,447	383,418
2.38%, 01/17/06	(3	) (4)	268,413	268,410
2.45%, 06/15/05	(3	) (4)	383,447	383,408
White Pine Finance LLC
2.02%, 07/11/05	(3)		191,724	191,713
2.24%, 11/01/05	(3	) (4)	391,116	391,013
2.27%, 07/05/05	(3)		383,447	383,405
2.29%, 05/20/05	(3)		345,103	345,090
2.35%, 04/15/05	(3	) (4)	575,171	575,139
2.37%, 06/15/05	(3	) (4)	314,427	314,427
2.37%, 01/13/06	(3	) (4)	766,895	766,810
2.38%, 03/29/05	(3)		329,765	329,747
2.38%, 06/28/05	(3)		513,820	513,768
2.38%, 08/26/05	(3	) (4)	383,447	383,398
Winston Funding Ltd.
2.16%, 01/23/05	(3	) (4)	547,563	547,563

				49,106,270

MEDIUM-TERM NOTES—0.11%
CC USA Inc.
1.29%, 04/15/05	(3	) (4)	766,895	766,873
1.51%, 02/15/05	(3	) (4)	498,482	498,573
Dorada Finance Inc.
1.48%, 01/18/05	(3	) (4)	575,171	575,170
K2 USA LLC
1.46%, 01/12/05	(3	) (4)	383,447	383,447
WhistleJacket Capital LLC
1.32%, 02/04/05	(3	) (4)	191,724	191,720

				2,415,783

MONEY MARKET FUNDS—0.92%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3	) (5)	3,067,580	3,067,580
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3	) (5)	8,676,188	8,676,188

Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	7,668,950	7,668,950
BlackRock Temp Cash Money Market Fund	(3)	143,020	143,020
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	289,369	289,369

			19,845,107

REPURCHASE AGREEMENTS—0.53%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$7,668,950	7,668,950
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	3,834,475	3,834,475

			11,503,425

TIME DEPOSITS—0.80%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	766,895	766,895
1.33%, 02/10/05	(3)	383,447	383,441
1.39%, 02/02/05	(3)	383,447	383,443
1.39%, 04/08/05	(3)	536,826	536,805
2.63%, 01/04/05	(3)	766,895	766,895
Bank of America N.A.
1.50%, 01/03/05	(3)	784,754	784,754
Credit Suisse First Boston
2.34%, 01/14/05	(3)	1,150,342	1,150,342
Fifth Third Bancorp
2.18%, 01/03/05	(3)	766,895	766,895
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	490,813	490,801
Natexis Banques
2.32%, 02/02/05	(3)	191,724	191,725
National City Bank (Ohio)
1.25%, 01/06/05	(3)	766,895	766,895
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	766,895	766,830
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	1,342,066	1,342,015
1.34%, 02/10/05	(3)	306,758	306,753
1.77%, 05/10/05	(3)	383,447	383,434
1.90%, 05/11/05	(3)	383,447	383,434
2.25%, 01/31/05	(3)	383,447	383,447
2.30%, 05/12/05	(3)	191,724	191,676
2.66%, 11/09/05	(3)	766,895	766,798
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	766,895	766,895
2.67%, 11/09/05	(3)	306,758	306,732
Washington Mutual Bank
2.27%, 02/02/05	(3)	306,758	306,758
2.35%, 02/02/05	(3)	1,227,032	1,227,022
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	3,067,580	3,067,580

			17,188,265

U.S. GOVERNMENT AGENCY NOTES—0.13%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	536,826	537,307
1.80%, 01/18/05	(3)	356,606	356,339
1.80%, 01/19/05	(3)	383,447	383,141
2.06%, 05/31/05	(3)	382,320	379,082
Federal National Mortgage Association
2.33%, 07/22/05	(3)	1,150,342	1,135,484

			2,791,353

TOTAL SHORT-TERM INVESTMENTS (Cost: $137,378,903)		137,378,903

TOTAL INVESTMENTS IN SECURITIES — 106.22% (Cost: $2,062,359,960)	(7)	2,291,114,898
Other Assets, Less Liabilities — (6.22%)		(134,256,367)

NET ASSETS — 100.00%		$2,156,858,531

NVS - Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund's investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $2,088,386,982. Net unrealized appreciation aggregated $202,727,916, of which $242,876,085 represented gross unrealized appreciation on securities and $40,148,169 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.89%

ADVERTISING—0.10%
Interpublic Group of Companies Inc.	(1) (2)	219,394	$2,939,880

			2,939,880

AEROSPACE & DEFENSE—1.25%
General Dynamics Corp.		103,495	10,825,577
Goodrich (B.F.) Co.		61,414	2,004,553
L-3 Communications Holdings Inc.		59,368	4,348,112
Northrop Grumman Corp.		190,259	10,342,479
Raytheon Co.		233,485	9,066,223

			36,586,944

AGRICULTURE—0.46%
Monsanto Co.		136,351	7,574,298
Reynolds American Inc.	(2)	76,091	5,980,753

			13,555,051

AIRLINES—0.22%
Southwest Airlines Co.		402,001	6,544,576

			6,544,576

APPAREL—0.31%
Jones Apparel Group Inc.	(2)	63,416	2,319,123
Liz Claiborne Inc.		56,316	2,377,098
Reebok International Ltd.	(2)	30,088	1,323,872
VF Corp.		57,629	3,191,494

			9,211,587

AUTO MANUFACTURERS—0.87%
Ford Motor Co.		945,944	13,848,620
General Motors Corp.	(2)	291,902	11,693,594

			25,542,214

AUTO PARTS & EQUIPMENT—0.40%
Cooper Tire & Rubber Co.	(2)	38,622	832,304
Dana Corp.		77,329	1,340,112
Delphi Corp.	(2)	291,166	2,626,317
Johnson Controls Inc.		98,148	6,226,509
Visteon Corp.	(2)	66,819	652,822

			11,678,064

BANKS—13.09%
AmSouth Bancorp		183,059	4,741,228
Bank of America Corp.		2,091,680	98,288,043
Bank of New York Co. Inc. (The)		401,629	13,422,441
BB&T Corp.		285,491	12,004,897
Comerica Inc.		87,935	5,365,794
Compass Bancshares Inc.		63,627	3,096,726
Fifth Third Bancorp		305,731	14,454,962
First Horizon National Corp.	(2)	63,889	2,754,255
Huntington Bancshares Inc.	(2)	119,907	2,971,295

KeyCorp		209,699	7,108,796
M&T Bank Corp.	(2)	59,887	6,458,214
Marshall & Ilsley Corp.		115,198	5,091,752
Mellon Financial Corp.		218,417	6,794,953
National City Corp.		350,251	13,151,925
North Fork Bancorp Inc.		242,711	7,002,212
Northern Trust Corp.		113,021	5,490,560
PNC Financial Services Group		145,770	8,373,029
Regions Financial Corp.		239,725	8,531,813
State Street Corp.	(2)	171,970	8,447,166
SunTrust Banks Inc.		191,696	14,162,500
Synovus Financial Corp.		159,623	4,562,025
U.S. Bancorp		966,318	30,265,080
Wachovia Corp.		830,166	43,666,732
Wells Fargo & Co.		875,944	54,439,920
Zions Bancorporation		46,519	3,164,688

			383,811,006

BEVERAGES—0.22%
Coca-Cola Enterprises Inc.		241,913	5,043,886
Coors (Adolph) Co. Class B		19,326	1,462,398

			6,506,284

BIOTECHNOLOGY—0.50%
Biogen Idec Inc.	(1)	172,371	11,481,632
Chiron Corp.	(1) (2)	96,933	3,230,777

			14,712,409

BUILDING MATERIALS—0.39%
Masco Corp.		231,067	8,440,878
Vulcan Materials Co.		53,131	2,901,484

			11,342,362

CHEMICALS—0.86%
Air Products & Chemicals Inc.		117,227	6,795,649
Ashland Inc.	(2)	36,882	2,153,171
Eastman Chemical Co.	(2)	40,429	2,333,966
Engelhard Corp.		63,154	1,936,933
Great Lakes Chemical Corp.	(2)	26,340	750,427
PPG Industries Inc.		88,634	6,041,293
Rohm & Haas Co.		115,915	5,126,920

			25,138,359

COMMERCIAL SERVICES—0.77%
Cendant Corp.		544,183	12,722,999
Convergys Corp.	(1)	73,079	1,095,454
Donnelley (R.R.) & Sons Co.		113,177	3,994,016
McKesson Corp.		151,524	4,766,945

			22,579,414

COMPUTERS—2.92%
Affiliated Computer Services Inc. Class A	(1) (2)	66,250	3,987,587
Computer Sciences Corp.	(1)	97,586	5,500,923
Electronic Data Systems Corp.	(2)	264,962	6,120,622
EMC Corp.	(1)	1,239,390	18,429,729
Hewlett-Packard Co.		1,563,014	32,776,404
NCR Corp.	(1)	48,353	3,347,478
Sun Microsystems Inc.	(1)	1,737,208	9,346,179
SunGard Data Systems Inc.	(1)	148,897	4,218,252
Unisys Corp.	(1)	173,448	1,765,701

			85,492,875

COSMETICS & PERSONAL CARE—0.08%
Alberto-Culver Co.		47,226	2,293,767

			2,293,767

DISTRIBUTION & WHOLESALE—0.24%
Genuine Parts Co.		90,010	3,965,841
Grainger (W.W.) Inc.		46,733	3,113,352

			7,079,193

DIVERSIFIED FINANCIAL SERVICES—14.92%
Bear Stearns Companies Inc. (The)		53,231	5,446,064
Capital One Financial Corp.	(2)	125,405	10,560,355
CIT Group Inc.		108,352	4,964,689
Citigroup Inc.		2,687,687	129,492,760
Countrywide Financial Corp.		299,917	11,099,928
E*TRADE Financial Corp.	(1)	192,952	2,884,632
Federal Home Loan Mortgage Corp.		356,807	26,296,676
Federal National Mortgage Association		500,984	35,675,071
Franklin Resources Inc.	(2)	128,797	8,970,711
Goldman Sachs Group Inc. (The)		250,548	26,067,014
Janus Capital Group Inc.		122,016	2,051,089
JP Morgan Chase & Co.		1,844,636	71,959,250
Lehman Brothers Holdings Inc.		139,249	12,181,503
MBNA Corp.		660,862	18,629,700
Merrill Lynch & Co. Inc.		482,015	28,810,037
Morgan Stanley		566,493	31,451,691
Providian Financial Corp.	(1)	152,080	2,504,758
Schwab (Charles) Corp. (The)		694,725	8,308,911

			437,354,839

ELECTRIC—5.01%
Allegheny Energy Inc.	(1) (2)	70,859	1,396,631
Ameren Corp.		100,431	5,035,610
American Electric Power Co. Inc.		204,072	7,007,832
Calpine Corp.	(1) (2)	275,758	1,086,487
Cinergy Corp.		93,411	3,888,700
CMS Energy Corp.	(1) (2)	100,503	1,050,256
Consolidated Edison Inc.	(2)	124,785	5,459,344
Constellation Energy Group Inc.		90,635	3,961,656
Dominion Resources Inc.		171,287	11,602,981
DTE Energy Co.	(2)	89,654	3,866,777
Duke Energy Corp.	(2)	494,493	12,525,508
Edison International		167,983	5,380,495
Entergy Corp.		115,297	7,792,924
Exelon Corp.		342,593	15,098,074
FirstEnergy Corp.		170,102	6,720,730
FPL Group Inc.		95,716	7,154,771
NiSource Inc.		140,286	3,195,715
PG&E Corp.	(1)	207,894	6,918,712
Pinnacle West Capital Corp.	(2)	47,291	2,100,193
PPL Corp.	(2)	97,471	5,193,255
Progress Energy Inc.		127,389	5,763,078
Public Service Enterprise Group Inc.	(2)	122,585	6,346,225
Southern Co. (The)	(2)	382,352	12,816,439
TECO Energy Inc.		103,096	1,581,493
Xcel Energy Inc.	(2)	207,686	3,779,885

			146,723,771

ELECTRICAL COMPONENTS & EQUIPMENT—0.19%
American Power Conversion Corp.		98,460	2,107,044
Molex Inc.	(2)	97,755	2,932,650
Power-One Inc.	(1)	43,248	385,772

			5,425,466

ELECTRONICS—1.01%
Agilent Technologies Inc.	(1)	250,403	6,034,712

Applera Corp. - Applied Biosystems Group		101,924	2,131,231
Fisher Scientific International Inc.	(1) (2)	60,841	3,795,262
Jabil Circuit Inc.	(1)	104,542	2,674,184
Parker Hannifin Corp.		61,590	4,664,827
PerkinElmer Inc.		66,136	1,487,399
Sanmina-SCI Corp.	(1)	270,409	2,290,364
Solectron Corp.	(1)	503,688	2,684,657
Tektronix Inc.		46,469	1,403,828
Thermo Electron Corp.	(1)	82,988	2,505,408

			29,671,872

ENVIRONMENTAL CONTROL—0.35%
Allied Waste Industries Inc.	(1) (2)	164,300	1,524,704
Waste Management Inc.		295,461	8,846,102

			10,370,806

FOOD—1.46%
Albertson’s Inc.	(2)	189,729	4,530,729
Archer-Daniels-Midland Co.		337,549	7,530,718
ConAgra Foods Inc.		265,243	7,811,406
General Mills Inc.	(2)	188,193	9,355,074
Kroger Co.	(1)	381,142	6,685,231
Safeway Inc.	(1)	230,687	4,553,761
SUPERVALU Inc.		69,558	2,401,142

			42,868,061

FOREST PRODUCTS & PAPER—1.05%
Georgia-Pacific Corp.		133,051	4,986,751
International Paper Co.	(2)	251,412	10,559,304
Louisiana-Pacific Corp.		56,819	1,519,340
MeadWestvaco Corp.		105,134	3,562,991
Temple-Inland Inc.		28,911	1,977,512
Weyerhaeuser Co.		123,719	8,316,391

			30,922,289

GAS—0.32%
KeySpan Corp.	(2)	83,310	3,286,579
Nicor Inc.	(2)	22,741	840,053
Peoples Energy Corp.	(2)	19,421	853,553
Sempra Energy	(2)	120,308	4,412,897

			9,393,082

HAND & MACHINE TOOLS—0.03%
Snap-On Inc.		29,698	1,020,423

			1,020,423

HEALTH CARE-PRODUCTS—0.06%
Bausch & Lomb Inc.	(2)	27,615	1,780,063

			1,780,063

HEALTH CARE-SERVICES—1.67%
Aetna Inc.		76,269	9,514,558
HCA Inc.	(2)	217,253	8,681,430
Health Management Associates Inc. Class A	(2)	126,275	2,868,968
Humana Inc.	(1)	82,712	2,455,719
Laboratory Corp. of America Holdings	(1) (2)	71,764	3,575,282
Manor Care Inc.		44,857	1,589,284
Tenet Healthcare Corp.	(1)	242,129	2,658,576
WellPoint Inc.	(1)	152,655	17,555,325

			48,899,142

HOME BUILDERS—0.36%
Centex Corp.		64,478	3,841,599
KB Home	(2)	24,036	2,509,358

Pulte Homes Inc.		65,753	4,195,041

			10,545,998

HOME FURNISHINGS—0.18%
Leggett & Platt Inc.	(2)	99,040	2,815,707
Whirlpool Corp.		34,466	2,385,392

			5,201,099

INSURANCE—9.03%
ACE Ltd.		146,546	6,264,841
AFLAC Inc.		261,420	10,414,973
Allstate Corp. (The)		354,928	18,356,876
Ambac Financial Group Inc.		56,017	4,600,676
American International Group Inc.		1,348,734	88,571,362
AON Corp.	(2)	164,165	3,916,977
Chubb Corp.		98,793	7,597,182
CIGNA Corp.		69,217	5,646,031
Cincinnati Financial Corp.		87,185	3,858,808
Hartford Financial Services Group Inc.		151,749	10,517,723
Jefferson-Pilot Corp.	(2)	70,824	3,680,015
Lincoln National Corp.		90,000	4,201,200
Loews Corp.		95,664	6,725,179
Marsh & McLennan Companies Inc.		272,118	8,952,682
MBIA Inc.		72,546	4,590,711
MetLife Inc.		384,900	15,592,299
MGIC Investment Corp.		50,209	3,459,902
Principal Financial Group Inc.		158,292	6,480,474
Progressive Corp. (The)		103,388	8,771,438
Prudential Financial Inc.		265,244	14,577,810
SAFECO Corp.	(2)	65,804	3,437,601
St. Paul Travelers Companies Inc.		346,051	12,828,111
Torchmark Corp.		56,083	3,204,583
UNUMProvident Corp.	(2)	153,828	2,759,674
XL Capital Ltd. Class A	(2)	71,496	5,551,664

			264,558,792

IRON & STEEL—0.25%
Nucor Corp.		82,008	4,292,299
United States Steel Corp.	(2)	58,979	3,022,674

			7,314,973

LEISURE TIME—0.78%
Brunswick Corp.		49,921	2,471,089
Carnival Corp.		327,566	18,877,629
Sabre Holdings Corp.		70,304	1,557,937

			22,906,655

LODGING—0.37%
Hilton Hotels Corp.		198,999	4,525,237
Starwood Hotels & Resorts Worldwide Inc.	(2)	106,890	6,242,376

			10,767,613

MACHINERY—0.39%
Cummins Inc.	(2)	23,500	1,969,065
Deere & Co.		128,177	9,536,369

			11,505,434

MANUFACTURING—3.05%
Cooper Industries Ltd.		47,593	3,231,089
Dover Corp.		104,820	4,396,151
Eastman Kodak Co.	(2)	147,794	4,766,356
Eaton Corp.	(2)	78,320	5,667,235
Honeywell International Inc.		444,812	15,750,793
Ingersoll-Rand Co. Class A		88,811	7,131,523

ITT Industries Inc.			47,582	4,018,300
Pall Corp.			64,032	1,853,726
Textron Inc.			70,901	5,232,494
Tyco International Ltd.	(2)		1,041,249	37,214,239

				89,261,906

MEDIA—6.94%
Clear Channel Communications Inc.			296,297	9,922,987
Comcast Corp. Class A	(1)		1,149,059	38,240,684
Gannett Co. Inc.			131,889	10,775,331
News Corp. Inc. Class A	(1)		1,351,922	25,226,865
Time Warner Inc.	(1)		2,371,215	46,096,420
Tribune Co.	(2)		163,845	6,904,428
Univision Communications Inc. Class A	(1)		166,623	4,877,055
Viacom Inc. Class B			882,460	32,112,719
Walt Disney Co. (The)			1,057,441	29,396,860

				203,553,349

MINING—1.00%
Alcoa Inc.			450,053	14,140,665
Newmont Mining Corp.			229,348	10,185,345
Phelps Dodge Corp.			49,218	4,868,645

				29,194,655

OFFICE & BUSINESS EQUIPMENT—0.29%
Xerox Corp.	(1	) (2)	491,836	8,366,130

				8,366,130

OIL & GAS—6.35%
Amerada Hess Corp.			47,243	3,891,878
Anadarko Petroleum Corp.			127,571	8,267,877
Apache Corp.			168,390	8,515,482
Burlington Resources Inc.			202,168	8,794,308
ChevronTexaco Corp.			1,096,907	57,598,587
ConocoPhillips			357,223	31,017,673
Devon Energy Corp.			251,062	9,771,333
EOG Resources Inc.			61,128	4,362,094
Kerr-McGee Corp.			78,198	4,519,062
Marathon Oil Corp.			178,722	6,721,734
Nabors Industries Ltd.	(1)		77,064	3,952,613
Noble Corp.	(1	) (2)	70,220	3,492,743
Occidental Petroleum Corp.			203,999	11,905,382
Rowan Companies Inc.	(1)		55,355	1,433,694
Sunoco Inc.			37,670	3,078,016
Transocean Inc.	(1	) (2)	165,834	7,029,703
Unocal Corp.	(2)		135,707	5,867,971
Valero Energy Corp.			132,332	6,007,873

				186,228,023

PACKAGING & CONTAINERS—0.05%
Bemis Co. Inc.	(2)		55,209	1,606,030

				1,606,030

PHARMACEUTICALS—4.84%
AmerisourceBergen Corp.			54,156	3,177,874
Cardinal Health Inc.			223,344	12,987,454
Caremark Rx Inc.	(1	) (2)	234,781	9,257,415
King Pharmaceuticals Inc.	(1)		124,719	1,546,516
Medco Health Solutions Inc.	(1)		140,504	5,844,966
Mylan Laboratories Inc.	(2)		139,625	2,468,570
Pfizer Inc.			3,899,973	104,870,274
Watson Pharmaceuticals Inc.	(1	) (2)	56,547	1,855,307

				142,008,376

PIPELINES—0.47%
Dynegy Inc. Class A	(1) (2)	196,090	905,936
El Paso Corp.	(2)	333,695	3,470,428
Kinder Morgan Inc.	(2)	63,867	4,670,594
Williams Companies Inc.		286,858	4,672,917

			13,719,875

REAL ESTATE INVESTMENT TRUSTS—0.85%
Apartment Investment & Management Co. Class A	(2)	48,946	1,886,379
Archstone-Smith Trust		101,514	3,887,986
Equity Office Properties Trust		207,931	6,054,951
Equity Residential	(2)	145,783	5,274,429
Plum Creek Timber Co. Inc.		95,229	3,660,603
ProLogis		94,790	4,107,251

			24,871,599

RETAIL—3.39%
AutoNation Inc.	(1) (2)	137,267	2,636,899
Big Lots Inc.	(1) (2)	58,027	703,868
Circuit City Stores Inc.	(2)	100,886	1,577,857
Costco Wholesale Corp.		242,414	11,735,262
CVS Corp.	(2)	206,636	9,313,085
Darden Restaurants Inc.		81,583	2,263,112
Dillard’s Inc. Class A	(2)	42,638	1,145,683
Federated Department Stores Inc.		87,238	5,041,484
Kohl’s Corp.	(1)	176,957	8,700,976
Limited Brands Inc.	(2)	209,523	4,823,219
May Department Stores Co. (The)		150,504	4,424,818
McDonald’s Corp.		650,392	20,851,568
Nordstrom Inc.		72,671	3,395,916
Office Depot Inc.	(1)	162,089	2,813,865
OfficeMax Inc.		47,529	1,491,460
Penney (J.C.) Co. Inc. (Holding Co.)		147,270	6,096,978
Sears, Roebuck and Co.		106,630	5,441,329
Tiffany & Co.		75,494	2,413,543
Toys R Us Inc.	(1)	111,591	2,284,268
Wendy's International Inc.		59,132	2,321,522

			99,476,712

SAVINGS & LOANS—1.12%
Golden West Financial Corp.		158,174	9,715,047
Sovereign Bancorp Inc.		177,919	4,012,073
Washington Mutual Inc.		451,613	19,094,198

			32,821,318

SEMICONDUCTORS—2.20%
Advanced Micro Devices Inc.	(1) (2)	198,918	4,380,174
Applied Materials Inc.	(1)	878,083	15,015,219
Applied Micro Circuits Corp.	(1)	160,098	674,013
Freescale Semiconductor Inc. Class B	(1)	201,843	3,705,838
KLA-Tencor Corp.	(1)	100,755	4,693,168
LSI Logic Corp.	(1)	198,672	1,088,723
Micron Technology Inc.	(1)	317,708	3,923,694
National Semiconductor Corp.		185,793	3,334,984
Novellus Systems Inc.		72,421	2,019,822
NVIDIA Corp.	(1)	85,828	2,022,108
Teradyne Inc.	(1)	100,268	1,711,575
Texas Instruments Inc.		893,929	22,008,532

			64,577,850

SOFTWARE—0.61%
BMC Software Inc.	(1)	115,174	2,142,236
Compuware Corp.	(1)	199,838	1,292,952
Fiserv Inc.	(1) (2)	100,810	4,051,554

Novell Inc.	(1	) (2)	194,951	1,315,919
Siebel Systems Inc.	(1)		263,659	2,768,419
Veritas Software Corp.	(1)		217,678	6,214,707

				17,785,787

TELECOMMUNICATIONS—6.96%
ADC Telecommunications Inc.	(1	) (2)	417,498	1,118,895
Alltel Corp.			156,884	9,218,504
Andrew Corp.	(1	) (2)	82,995	1,131,222
AT&T Corp.			410,473	7,823,615
BellSouth Corp.			947,885	26,341,724
CenturyTel Inc.			69,824	2,476,657
CIENA Corp.	(1	) (2)	295,035	985,417
Citizens Communications Co.			174,054	2,400,205
Comverse Technology Inc.	(1)		102,551	2,507,372
JDS Uniphase Corp.	(1	) (2)	749,245	2,375,107
Motorola Inc.			1,259,473	21,662,936
SBC Communications Inc.			1,716,326	44,229,721
Scientific-Atlanta Inc.			79,540	2,625,615
Sprint Corp. (FON Group)			760,872	18,907,669
Tellabs Inc.	(1)		238,561	2,049,239
Verizon Communications Inc.			1,433,635	58,076,554

				203,930,452

TOYS, GAMES & HOBBIES—0.06%
Hasbro Inc.			91,398	1,771,293

				1,771,293

TRANSPORTATION—1.60%
Burlington Northern Santa Fe Corp.			194,151	9,185,284
CSX Corp.	(2)		110,742	4,438,539
FedEx Corp.			155,421	15,307,414
Norfolk Southern Corp.			204,229	7,391,048
Ryder System Inc.			33,204	1,586,155
Union Pacific Corp.			134,062	9,015,670

				46,924,110

TOTAL COMMON STOCKS (Cost: $2,639,887,826)				2,928,341,828

Security			Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.05%

COMMERCIAL PAPER—1.52%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)		$494,874	494,780
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)		247,437	247,422
2.33%, 01/10/05	(3)		494,874	494,650
Barton Capital Corp.
2.27%, 01/04/05	(3)		1,013,008	1,012,944
2.27%, 01/10/05	(3)		1,100,561	1,100,075
2.30%, 01/21/05	(3)		400,096	399,636
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)		1,212,462	1,212,311
2.29%, 01/07/05	(3)		989,749	989,497
Cantabric Finance LLC
2.27%, 01/03/05	(3)		514,669	514,669
2.28%, 01/03/05	(3)		574,054	574,054
2.38%, 01/20/05	(3)		989,749	988,637

Chariot Funding LLC
2.31%, 01/11/05	(3)	754,317	753,930
Corporate Asset Funding
2.21%, 02/07/05	(3)	742,312	740,720
2.26%, 02/03/05	(3)	989,749	987,823
CRC Funding LLC
2.21%, 02/07/05	(3)	247,437	246,907
Den Danske Bank NY
2.25%, 01/03/05	(3)	247,437	247,437
DEPFA Bank PLC
2.28%, 05/03/05	(3)	494,874	491,122
Edison Asset Securitization
2.26%, 05/04/05	(3)	1,237,186	1,227,788
Fairway Finance Corp.
2.55%, 01/03/05	(3)	954,365	954,365
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	197,950	197,825
2.30%, 02/02/05	(3)	989,749	987,852
2.31%, 01/11/05	(3)	1,001,755	1,001,240
2.33%, 01/12/05	(3)	461,352	461,083
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	494,874	494,595
2.28%, 04/27/05	(3)	742,312	736,952
Fortis Funding LLC
2.35%, 05/09/05	(3)	1,385,648	1,374,252
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	494,874	494,652
General Electric Capital Corp.
2.24%, 02/02/05	(3)	2,969,247	2,963,704
2.26%, 01/05/05	(3)	989,749	989,625
2.29%, 01/24/05	(3)	247,437	247,107
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	346,412	346,041
2.38%, 01/19/05	(3)	395,900	395,481
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	549,538	548,330
2.30%, 02/02/05	(3)	247,437	246,963
2.33%, 02/03/05	(3)	247,437	246,941
Grampian Funding LLC
2.27%, 02/01/05	(3)	742,312	740,954
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	412,250	412,066
2.30%, 02/01/05	(3)	494,874	493,958
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	832,854	832,369
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	574,807	574,548
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	337,623	337,538
2.32%, 01/10/05	(3)	508,988	508,759
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	643,337	642,176
Nationwide Building Society
2.21%, 02/10/05	(3)	989,749	987,440
New Center Asset Trust
2.25%, 02/02/05	(3)	930,364	928,620
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	496,834	496,324
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	494,874	494,369
2.30%, 02/02/05	(3)	494,874	493,926
2.34%, 01/20/05	(3)	742,312	741,491
Scaldis Capital LLC
2.28%, 01/07/05	(3)	890,774	890,548

Solitaire Funding Ltd.
2.28%, 01/04/05	(3)		595,077	595,039
2.28%, 02/02/05	(3)		630,925	629,727
Sydney Capital Corp.
2.25%, 01/18/05	(3)		494,874	494,411
2.29%, 01/06/05	(3)		727,663	727,525
Tulip Funding Corp.
2.25%, 01/14/05	(3)		494,874	494,534
2.35%, 01/13/05	(3)		1,441,926	1,440,984
2.36%, 01/24/05	(3)		989,749	988,386
UBS Finance (Delaware)
2.33%, 01/04/05	(3)		1,979,498	1,979,370
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)		494,874	494,812
2.30%, 01/07/05	(3)		494,874	494,748
2.32%, 01/14/05	(3)		494,874	494,524
Yorktown Capital LLC
2.32%, 01/10/05	(3)		494,874	494,651
2.34%, 01/13/05	(3)		247,437	247,276

				44,562,483

FLOATING RATE NOTES—2.16%
American Express Credit Corp.
2.43%, 10/26/05	(3)		1,979,498	1,980,302
Bank of Nova Scotia
2.34%, 09/26/05	(3)		247,437	247,357
Beta Finance Inc.
2.27%, 05/04/05	(3	) (4)	593,849	593,810
2.32%, 09/23/05	(3	) (4)	890,774	890,517
2.32%, 09/27/05	(3	) (4)	791,799	791,567
2.44%, 03/15/05	(3	) (4)	494,874	494,954
2.47%, 10/27/05	(3	) (4)	940,261	941,105
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)		1,484,623	1,484,288
2.34%, 12/14/05	(3)		890,774	890,500
2.36%, 10/31/05	(3)		989,749	989,538
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)		1,751,856	1,751,856
CC USA Inc.
2.06%, 07/29/05	(3	) (4)	989,749	989,580
2.27%, 05/04/05	(3	) (4)	989,749	989,683
Commodore CDO Ltd.
2.55%, 12/12/05	(3)		247,437	247,437
Den Danske Bank NY
2.32%, 08/12/05	(3)		989,749	989,569
2.33%, 10/17/05	(3)		989,749	989,517
2.35%, 08/26/05	(3)		989,749	989,558
DEPFA Bank PLC
2.47%, 09/15/05	(3)		989,749	989,749
Dorada Finance Inc.
2.06%, 07/29/05	(3	) (4)	821,492	821,351
Fairway Finance LLC
2.35%, 03/14/05	(3)		989,749	989,749
2.37%, 01/20/05	(3)		494,874	494,874
Fifth Third Bancorp
2.38%, 11/23/05	(3	) (4)	1,979,498	1,979,498
Five Finance Inc.
2.37%, 04/29/05	(3	) (4)	791,799	791,774
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)		567,670	567,670
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)		989,749	989,749

K2 USA LLC
2.05%, 07/25/05	(3) (4)	494,874	494,819
2.33%, 06/10/05	(3) (4)	989,749	989,696
2.33%, 09/12/05	(3) (4)	989,749	989,613
2.39%, 10/20/05	(3) (4)	989,749	989,776
Links Finance LLC
2.12%, 04/25/05	(3)	989,749	989,949
2.35%, 04/15/05	(3) (4)	989,749	989,694
2.36%, 11/16/05	(3) (4)	494,874	494,788
National City Bank (Ohio)
2.29%, 08/09/05	(3)	989,749	989,572
2.35%, 06/23/05	(3)	989,749	989,610
2.36%, 06/10/05	(3)	494,874	494,942
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	989,749	989,749
2.58%, 01/27/06	(3) (4)	1,682,573	1,682,764
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	989,749	989,553
Northern Rock PLC
2.02%, 01/13/05	(3)	940,261	940,261
2.39%, 10/25/05	(3)	1,979,498	1,979,498
Permanent Financing PLC
2.32%, 03/10/05	(3)	989,749	989,749
2.34%, 09/12/05	(3)	1,237,186	1,237,186
2.35%, 06/10/05	(3)	445,387	445,387
Sedna Finance Inc.
2.37%, 01/10/06	(3)	197,950	197,899
Sigma Finance Inc.
2.01%, 01/09/06	(3)	989,749	989,533
2.28%, 12/06/05	(3) (4)	989,749	989,460
2.34%, 10/07/05	(3) (4)	346,412	346,331
2.39%, 08/17/05	(3)	494,874	494,901
2.39%, 09/15/05	(3)	1,237,186	1,237,266
2.47%, 11/28/05	(3) (4)	989,749	990,553
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	821,492	821,477
2.30%, 04/07/05	(3) (4)	363,238	363,228
2.33%, 02/25/05	(3) (4)	554,259	554,243
2.36%, 01/18/05	(3) (4)	435,490	435,488
2.37%, 09/15/05	(3) (4)	870,979	870,884
2.39%, 07/25/05	(3) (4)	989,749	989,694
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	1,484,623	1,484,623
2.40%, 01/25/05	(3)	1,484,623	1,484,623
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	643,337	643,240
2.36%, 07/15/05	(3) (4)	742,312	742,232
2.36%, 09/15/05	(3)	742,312	742,207
2.36%, 10/14/05	(3) (4)	494,874	494,836
2.38%, 01/17/06	(3) (4)	346,412	346,408
2.45%, 06/15/05	(3) (4)	494,874	494,824
White Pine Finance LLC
2.02%, 07/11/05	(3)	247,437	247,423
2.24%, 11/01/05	(3) (4)	504,772	504,637
2.27%, 07/05/05	(3)	494,874	494,820
2.29%, 05/20/05	(3)	445,387	445,370
2.35%, 04/15/05	(3) (4)	742,312	742,270
2.37%, 06/15/05	(3) (4)	405,797	405,797
2.37%, 01/13/06	(3) (4)	989,749	989,639
2.38%, 03/29/05	(3)	425,592	425,570
2.38%, 06/28/05	(3)	663,132	663,066
2.38%, 08/26/05	(3) (4)	494,874	494,811
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	706,681	706,681

			63,376,192

MEDIUM-TERM NOTES—0.11%

CC USA Inc.
1.29%, 04/15/05	(3) (4)	989,749	989,721
1.51%, 02/15/05	(3) (4)	643,337	643,455
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	742,312	742,310
K2 USA LLC
1.46%, 01/12/05	(3) (4)	494,874	494,873
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	247,437	247,433

			3,117,792

MONEY MARKET FUNDS—0.87%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	3,958,996	3,958,996
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	11,197,717	11,197,717
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	9,897,489	9,897,489
BlackRock Temp Cash Money Market Fund	(3)	184,581	184,581
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	373,457	373,457

			25,612,240

REPURCHASE AGREEMENTS—0.51%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$9,897,489	9,897,489
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	4,948,745	4,948,745

			14,846,234

TIME DEPOSITS—0.76%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	989,749	989,749
1.33%, 02/10/05	(3)	494,874	494,867
1.39%, 02/02/05	(3)	494,874	494,868
1.39%, 04/08/05	(3)	692,824	692,798
2.63%, 01/04/05	(3)	989,749	989,749
Bank of America N.A.
1.50%, 01/03/05	(3)	1,012,797	1,012,797
Credit Suisse First Boston
2.34%, 01/14/05	(3)	1,484,623	1,484,623
Fifth Third Bancorp
2.18%, 01/03/05	(3)	989,749	989,749
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	633,439	633,424
Natexis Banques
2.32%, 02/02/05	(3)	247,437	247,439
National City Bank (Ohio)
1.25%, 01/06/05	(3)	989,749	989,749
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	989,749	989,665
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	1,732,061	1,731,995
1.34%, 02/10/05	(3)	395,900	395,893
1.77%, 05/10/05	(3)	494,874	494,858
1.90%, 05/11/05	(3)	494,874	494,857
2.25%, 01/31/05	(3)	494,874	494,874
2.30%, 05/12/05	(3)	247,437	247,375
2.66%, 11/09/05	(3)	989,749	989,624

UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	989,749	989,749
2.67%, 11/09/05	(3)	395,900	395,866
Washington Mutual Bank
2.27%, 02/02/05	(3)	395,900	395,900
2.35%, 02/02/05	(3)	1,583,598	1,583,586
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	3,958,996	3,958,996

			22,183,050

U.S. GOVERNMENT AGENCY NOTES—0.12%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	692,824	693,444
1.80%, 01/18/05	(3)	460,233	459,888
1.80%, 01/19/05	(3)	494,874	494,479
2.06%, 05/31/05	(3)	493,420	489,241
Federal National Mortgage Association
2.33%, 07/22/05	(3)	1,484,623	1,465,447

			3,602,499

TOTAL SHORT-TERM INVESTMENTS (Cost: $177,300,490)			177,300,490

TOTAL INVESTMENTS IN SECURITIES — 105.94% (Cost: $2,817,188,316)	(7)		3,105,642,318
Other Assets, Less Liabilities — (5.94%)			(174,258,275)

NET ASSETS — 100.00%			$2,931,384,043

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $2,853,112,911. Net unrealized appreciation aggregated $252,529,407, of which $307,181,802 represented gross unrealized appreciation on securities and $54,652,395 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.56%

AUSTRIA—0.08%
OMV AG		2,304	$694,269
VA Technologie AG	(1)	1,649	131,122

			825,391

BELGIUM—1.75%
AGFA Gevaert NV		16,416	556,944
Algemene Maatschappij voor Nijverheidskredit NV		16,416	1,682,434
Dexia Group	(2)	129,888	2,987,230
Electrabel SA	(2)	5,184	2,311,203
Fortis		214,560	5,934,888
Groupe Bruxelles Lambert SA		10,944	891,050
InBev NV		29,664	1,150,755
KBC Bankverzekeringsholding NV	(2)	17,856	1,371,298
Solvay SA	(2)	11,520	1,268,343
UCB SA		16,128	819,882

			18,974,027

DENMARK—0.67%
Danske Bank A/S		88,128	2,701,386
ISS A/S		7,776	434,088
Novo Nordisk A/S Class B	(2)	44,640	2,438,965
TDC A/S		30,528	1,292,791
Vestas Wind Systems A/S	(1) (2)	31,719	394,129

			7,261,359

FINLAND—1.57%
Nokia OYJ		836,352	13,209,749
Stora Enso OYJ Class R		112,032	1,716,190
UPM-Kymmene OYJ		91,872	2,042,988

			16,968,927

FRANCE—14.14%
Accor SA	(2)	34,560	1,513,087
Alcatel SA	(1) (2)	214,272	3,334,803
Alstom	(1)	755,136	574,794
Arcelor	(2)	109,872	2,534,359
Assurances Generales de France	(2)	10,080	752,883
AXA	(2)	279,648	6,910,428
BNP Paribas SA	(2)	140,832	10,203,000
Bouygues SA	(2)	41,760	1,929,918
Cap Gemini SA	(1)	22,752	728,608
Carrefour SA		110,592	5,267,289
Christian Dior SA		11,808	803,304
Compagnie de Saint-Gobain SA	(2)	56,736	3,417,888
Compagnie Generale des Etablissements Michelin Class B	(2)	26,784	1,718,006
Credit Agricole SA	(2)	123,840	3,736,915
Dassault Systemes SA	(2)	11,520	580,933
Essilor International SA		18,144	1,421,778

Etablissements Economiques du Casino Guichard-Perrachon SA	(2)	8,064	644,506
European Aeronautic Defence and Space Co.	(2)	46,656	1,356,493
France Telecom SA		252,864	8,372,663
Groupe Danone	(2)	44,928	4,149,597
Hermes International	(2)	4,896	976,938
Lafarge SA	(2)	30,095	2,904,371
Lagardere S.C.A.	(2)	24,192	1,746,086
L’Air Liquide SA	(2)	19,944	3,686,808
L’Oreal SA	(2)	56,160	4,263,337
LVMH Moet Hennessy Louis Vuitton SA	(2)	46,368	3,551,498
Pernod-Ricard SA	(2)	10,080	1,544,130
Pinault-Printemps-Redoute SA	(2)	12,384	1,239,747
PSA Peugeot Citroen	(2)	31,392	1,992,669
Publicis Groupe	(2)	23,616	765,586
Renault SA	(2)	34,272	2,867,258
Sagem SA	(2)	17,975	383,102
Sanofi-Aventis	(2)	163,609	13,076,269
Schneider Electric SA		40,320	2,806,014
Societe Generale Class A		73,152	7,402,702
Societe Television Francaise	(2)	22,464	731,294
Sodexho Alliance SA	(2)	16,128	487,983
STMicroelectronics NV		107,136	2,089,713
Suez SA	(2)	167,328	4,462,384
Thales/Ex Thomson CSF	(2)	11,520	553,060
Thomson SA	(2)	50,214	1,327,528
Total SA	(2)	112,608	24,597,132
Valeo SA	(2)	11,466	480,023
Veolia Environment	(2)	34,848	1,261,387
Vinci SA	(2)	13,248	1,779,126
Vivendi Universal SA	(1)	190,368	6,078,218

			153,005,615

GERMANY—10.10%
Adidas-Salomon AG	(2)	8,064	1,301,618
Allianz AG		61,920	8,214,481
Altana AG	(2)	12,384	782,901
BASF AG	(2)	97,920	7,054,181
Bayer AG		121,500	4,118,813
Bayerische Hypo-Und Vereinsbank AG	(1)	105,984	2,405,781
Bayerische Motoren Werke AG	(2)	59,040	2,664,304
Commerzbank AG	(1) (2)	84,384	1,738,836
Continental AG		24,192	1,536,621
DaimlerChrysler AG Registered	(2)	149,184	7,149,965
Deutsche Bank AG	(2)	96,768	8,591,664
Deutsche Boerse AG		19,584	1,178,714
Deutsche Lufthansa AG	(1) (2)	73,920	1,060,019
Deutsche Post AG		69,408	1,594,394
Deutsche Telekom AG	(1)	426,816	9,659,492
E.ON AG	(2)	117,216	10,684,391
Epcos AG	(1) (2)	9,504	142,101
Fresenius Medical Care AG	(2)	6,048	486,750
Hypo Real Estate Holding AG	(1)	23,328	967,112
Infineon Technologies AG	(1)	112,320	1,218,314
Linde AG	(2)	14,400	901,542
MAN AG	(2)	18,144	698,928
Metro AG	(2)	26,208	1,442,384
MLP AG	(2)	9,792	194,190
Muenchener Rueckversicherungs-Gesellschaft AG	(2)	33,120	4,071,911
RWE AG	(2)	72,000	3,983,146
SAP AG	(2)	36,576	6,532,673
Schering AG	(2)	30,816	2,304,185
Siemens AG	(2)	148,896	12,624,894
ThyssenKrupp AG	(2)	72,000	1,585,429

TUI AG	(2)	19,872	470,532
Volkswagen AG	(2)	41,184	1,866,911

			109,227,177

GREECE—0.25%
Hellenic Telecommunications Organization SA		104,256	917,453
National Bank of Greece SA ADR		265,824	1,794,312

			2,711,765

IRELAND—0.96%
Allied Irish Banks PLC		150,048	3,130,675
Bank of Ireland		170,496	2,838,897
CRH PLC		94,771	2,537,704
Elan Corp. PLC	(1)	69,984	1,864,465

			10,371,741

ITALY—6.01%
Alleanza Assicurazioni SpA	(2)	85,824	1,198,060
Assicurazioni Generali SpA	(2)	199,584	6,773,975
Autostrade SpA	(2)	45,602	1,221,095
Banca Fideuram SpA	(2)	43,200	223,722
Banca Intesa SpA	(2)	798,336	3,841,389
Banca Monte dei Paschi di Siena SpA	(2)	209,453	747,335
Banca Nazionale del Lavoro SpA	(1) (2)	292,470	872,600
Banche Popolari Unite SCRL		60,480	1,229,823
Banco Popolare di Verona e Novara SCRL	(2)	70,560	1,434,794
Benetton Group SpA		7,917	104,706
Capitalia SpA	(2)	307,584	1,408,942
Enel SpA	(2)	639,100	6,280,677
Eni SpA	(2)	461,664	11,558,859
Fiat SpA	(1) (2)	113,472	909,997
FinecoGroup SpA	(1) (2)	25,922	200,132
Finmeccanica SpA	(2)	1,120,608	1,015,965
Luxottica Group SpA	(2)	27,036	550,495
Mediaset SpA	(2)	107,136	1,358,678
Mediobanca SpA	(2)	91,584	1,482,623
Mediolanum SpA	(2)	42,495	304,402
Pirelli & Co. SpA	(2)	425,145	573,255
Riunione Adriatica di Sicurta SpA	(2)	55,872	1,263,708
Sanpaolo IMI SpA	(2)	222,389	3,204,192
Seat Pagine Gaille SpA	(1) (2)	644,281	296,876
Snam Rete Gas SpA		141,696	824,329
Telecom Italia Mobile SpA	(2)	664,416	4,967,091
Telecom Italia SpA	(2)	1,531,068	6,264,124
Tiscali SpA	(1) (2)	40,896	151,755
Unicredito Italiano SpA	(2)	829,152	4,767,315

			65,030,914

NETHERLANDS—7.07%
ABN AMRO Holding NV		288,000	7,629,633
Aegon NV		238,513	3,251,714
Akzo Nobel NV	(2)	49,248	2,100,588
ASML Holding NV	(1) (2)	88,416	1,419,319
Burhmann NV		21,312	207,124
DSM NV		15,840	1,025,283
Equant NV	(1)	24,995	129,103
Heineken NV		42,486	1,416,585
ING Groep NV		387,072	11,711,601
Koninklijke Ahold NV	(1)	282,816	2,191,181
Koninklijke KPN NV		346,176	3,289,073
Koninklijke Philips Electronics NV		237,312	6,293,269
Randstad Holding NV		13,824	543,978
Reed Elsevier NV		119,808	1,633,376
Royal Dutch Petroleum Co.		372,384	21,436,001

Royal Numico NV	(1) (2)	29,088	1,048,939
TNT Post Group NV		69,696	1,892,791
Unilever NV CVA	(2)	102,528	6,874,687
VNU NV		45,565	1,345,831
Wolters Kluwer NV CVA		48,960	982,927

			76,423,003

NORWAY—0.43%
Norsk Hydro ASA		25,344	1,996,002
Orkla ASA	(2)	34,272	1,126,056
Statoil ASA		89,856	1,409,413
Tomra Systems ASA		29,376	161,512

			4,692,983

PORTUGAL—0.61%
Banco Comercial Portugues SA Class R	(2)	563,904	1,448,660
Banco Espirito Santo e Comercial de Lisboa SA		26,364	476,609
Brisa-Auto Estradas de Portugal SA	(2)	82,656	758,364
CIMPOR-Cimentos de Portugal SGPS SA	(2)	45,504	256,683
Energias de Portugal SA		408,473	1,238,134
Portugal Telecom SGPS SA	(2)	194,688	2,408,130

			6,586,580

SPAIN—6.07%
Abertis Infraestructuras SA	(2)	56,668	1,247,821
Acerinox SA	(2)	36,864	591,768
Actividades de Construcciones y Servicios SA	(2)	45,075	1,029,306
Altadis SA	(2)	50,976	2,335,044
Amadeus Global Travel Distribution SA Class A		46,944	483,031
Banco Bilbao Vizcaya Argentaria SA	(2)	597,024	10,590,139
Banco Popular Espanol SA	(2)	32,544	2,145,418
Banco Santander Central Hispano SA	(2)	1,119,168	13,888,822
Bankinter SA	(2)	12,960	690,366
Endesa SA	(2)	183,456	4,311,479
Gas Natural SDG SA	(2)	35,424	1,095,896
Grupo Ferrovial SA	(2)	10,080	538,733
Iberdrola SA	(2)	137,376	3,491,820
Industria de Diseno Textil SA	(2)	38,304	1,129,804
Repsol YPF SA	(2)	175,968	4,582,775
Telefonica SA	(2)	880,416	16,586,337
Union Fenosa SA	(2)	36,288	954,428

			65,692,987

SWEDEN—3.35%
ASSA Abloy AB Class B	(2)	57,600	983,778
Atlas Copco AB Class A	(2)	20,160	910,103
Electrolux AB Class B	(2)	50,976	1,165,972
ForeningsSparbanken AB	(2)	72,000	1,793,120
Hennes & Mauritz AB Class B	(2)	83,808	2,919,546
Holmen AB Class B	(2)	6,336	219,292
Nordea AB	(2)	413,856	4,172,563
Sandvik AB	(2)	41,472	1,672,510
Securitas AB Class B	(2)	57,600	988,112
Skandia Forsakrings AB	(2)	191,808	955,374
Skandinaviska Enskilda Banken AB Class A	(2)	86,400	1,670,690
Skanska AB Class B	(2)	70,277	843,379
SKF AB Class B	(2)	17,280	769,687
Svenska Cellulosa AB Class B		34,272	1,462,081
Svenska Handelsbanken AB Class A	(2)	97,056	2,526,663
Swedish Match AB		55,872	647,387
Telefonaktiebolaget LM Ericsson Class B	(1)	2,642,400	8,429,723
TeliaSonera AB	(2)	305,926	1,832,223
Volvo AB Class A	(2)	19,008	725,092
Volvo AB Class B	(2)	40,032	1,587,328

			36,274,623

SWITZERLAND—9.63%
ABB Ltd.	(1)	334,080	1,865,630
Adecco SA		22,464	1,131,003
Baloise Holding Registered		7,488	345,722
Ciba Specialty Chemicals AG	(1)	12,384	942,060
Clariant AG Registered		42,108	679,520
Compagnie Financiere Richemont AG		92,899	3,092,276
Credit Suisse Group	(1)	199,008	8,365,652
Givaudan SA Registered		1,440	948,518
Holcim Ltd.		29,952	1,804,337
Nestle SA		71,712	18,762,044
Novartis AG	(2)	434,016	21,870,651
Roche Holding AG Bearer		5,028	663,266
Roche Holding AG Genusschein		124,704	14,355,601
Serono SA		1,152	758,815
Swatch Group (The) AG Class B	(2)	6,048	887,707
Swiss Life Holding	(1) (2)	4,896	712,592
Swiss Re		57,024	4,067,053
Swisscom AG		3,744	1,475,079
Syngenta AG	(1)	18,725	1,989,253
UBS AG Registered		181,728	15,238,558
Zurich Financial Services AG	(1)	25,344	4,225,857

			104,181,194

UNITED KINGDOM—36.87%
Aegis Group PLC		216,000	447,874
Alliance & Leicester PLC		82,080	1,437,179
Allied Domecq PLC		194,400	1,914,663
AMVESCAP PLC		152,064	936,422
Anglo American PLC		263,520	6,233,083
ARM Holdings PLC	(2)	166,752	353,763
Associated British Foods PLC		63,360	949,438
AstraZeneca PLC		293,472	10,643,323
Aviva PLC		403,200	4,861,371
AWG PLC		28,298	446,315
BAA PLC		192,672	2,160,280
BAE Systems PLC		542,304	2,399,896
Barclays PLC	(3)	1,140,768	12,834,340
BBA Group PLC		88,128	483,480
BG Group PLC		634,176	4,310,143
BHP Billiton PLC		435,168	5,100,600
BOC Group PLC		88,992	1,697,452
Boots Group PLC		132,768	1,670,878
BP PLC		3,798,144	37,043,648
BPB PLC		91,584	832,126
Brambles Industries PLC		127,584	637,479
British Airways PLC	(1)	94,752	427,499
British American Tobacco PLC		267,840	4,615,179
British Land Co. PLC		93,600	1,610,136
British Sky Broadcasting Group PLC		221,472	2,389,647
BT Group PLC		1,517,184	5,913,068
Bunzl PLC		82,080	684,709
Cable & Wireless PLC		421,344	964,659
Cadbury Schweppes PLC		367,776	3,424,552
Capita Group PLC		118,656	833,207
Carnival PLC		29,952	1,827,504
Centrica PLC		674,496	3,059,354
Cobham PLC		18,432	437,745
Compass Group PLC		403,488	1,907,592
Cookson Group PLC	(1)	315,360	214,938
Cookson Group PLC Deferred Shares	(1) (4)	108,864	—
Corus Group PLC	(1)	760,608	737,447

Corus Group PLC Deferred Shares	(1) (4)	315,252	61
Daily Mail and General Trust PLC Class A		55,584	791,831
Diageo PLC		534,240	7,620,857
Dimension Data Holdings PLC	(1)	215,424	157,165
Dixons Group PLC		357,408	1,043,005
Electrocomponents PLC		86,688	473,916
EMAP PLC		44,928	703,428
EMI Group PLC		141,984	722,377
Exel PLC		59,328	823,525
FirstGroup PLC		74,592	499,442
FKI PLC		114,912	257,022
Gallaher Group PLC		113,760	1,728,698
GKN PLC		144,288	655,149
GlaxoSmithKline PLC		1,041,120	24,425,902
Group 4 Securicor PLC	(1)	163,068	438,304
GUS PLC		180,000	3,243,287
Hammerson PLC		51,552	859,595
Hanson PLC		120,672	1,036,181
Hays PLC		329,898	786,964
HBOS PLC		695,808	11,328,278
Hilton Group PLC		284,544	1,554,212
HSBC Holdings PLC		1,979,712	33,409,463
IMI PLC		70,272	531,229
Imperial Chemical Industries PLC		207,648	960,779
Imperial Tobacco Group PLC		127,872	3,503,306
InterContinental Hotels Group PLC		115,975	1,441,726
Invensys PLC	(1)	894,869	266,299
Invensys PLC Deferred Shares	(1) (4)	526,662	—
ITV PLC		746,064	1,507,568
J Sainsbury PLC	(2)	206,208	1,070,906
Johnson Matthey PLC		40,032	759,351
Kesa Electricals PLC		92,301	500,615
Kingfisher PLC		412,992	2,456,018
Land Securities Group PLC		80,792	2,171,576
Legal & General Group PLC		1,139,904	2,407,352
Lloyds TSB Group PLC		986,400	8,957,624
LogicaCMG PLC		139,680	516,901
Lonmin PLC		26,496	466,475
Man Group PLC		55,584	1,570,855
Marks & Spencer Group PLC		294,336	1,938,278
Misys PLC		92,736	372,557
Mitchells & Butlers PLC		98,104	640,390
mm02 PLC	(1)	1,524,384	3,592,481
National Grid Group PLC		550,944	5,246,477
Next PLC		46,656	1,477,985
Northern Rock PLC		78,336	1,175,355
Old Mutual PLC		676,800	1,721,689
Pearson PLC		137,961	1,664,716
Peninsular & Oriental Steam Navigation Co. PLC		125,856	718,852
Pilkington PLC		152,352	321,751
Provident Financial PLC		49,536	639,100
Prudential Corp. PLC		419,195	3,645,801
Rank Group PLC		109,152	553,241
Reckitt Benckiser PLC		106,560	3,220,161
Reed International PLC		229,248	2,114,840
Rentokil Initial PLC		340,704	966,459
Reuters Group PLC		251,424	1,822,226
Rio Tinto PLC		191,232	5,628,353
RMC Group PLC		47,520	774,574
Rolls-Royce Group PLC	(1)	270,432	1,282,430
Royal & Sun Alliance Insurance Group PLC		501,408	746,056
Royal Bank of Scotland Group PLC		533,952	17,960,355
SABMiller PLC		134,496	2,231,011
Sage Group PLC		214,560	833,136

Schroders PLC		21,600	311,439
Scottish & Newcastle PLC		144,864	1,211,927
Scottish & Southern Energy PLC		152,064	2,547,243
Scottish Power PLC		328,320	2,541,852
Severn Trent PLC		61,344	1,138,878
Shell Transport & Trading Co. PLC		1,710,432	14,580,331
Shire Pharmaceuticals Group PLC		89,280	937,605
Slough Estates PLC		75,168	793,733
Smith & Nephew PLC		169,920	1,738,803
Smith WH PLC		36,071	216,761
Smiths Group PLC		101,957	1,609,042
Spirent PLC	(1)	124,416	176,164
Standard Chartered PLC		193,824	3,604,008
Tate & Lyle PLC		63,072	572,462
Tesco PLC		1,371,168	8,470,086
3i Group PLC		111,456	1,425,135
Tomkins PLC		141,120	688,856
Trinity Mirror PLC		51,552	629,479
Unilever PLC		491,040	4,822,154
United Business Media PLC		66,273	610,740
United Utilities PLC	(2)	103,104	1,247,081
Vodafone Group PLC		11,649,024	31,590,508
Whitebread PLC		55,008	893,987
William Morrison Supermarkets PLC		410,400	1,631,009
Wolseley PLC		106,848	1,997,013
WPP Group PLC		208,800	2,297,014
Xstrata PLC		65,376	1,169,803

			398,829,618

TOTAL COMMON STOCKS (Cost: $895,613,102)			1,077,057,904

Security		Shares	Value
PREFERRED STOCKS—0.16%

GERMANY—0.16%
Henkel KGaA	(2)	9,504	826,772
Porsche AG	(2)	1,440	918,962

			1,745,734

TOTAL PREFERRED STOCKS (Cost: $1,365,367)			1,745,734

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—20.09%

COMMERCIAL PAPER—5.05%
Alpine Securitization Corp.
2.28%, 01/06/05	(5)	$606,828	606,713
Amsterdam Funding Corp.
2.25%, 01/04/05	(5)	303,414	303,395
2.33%, 01/10/05	(5)	606,828	606,553
Barton Capital Corp.
2.27%, 01/04/05	(5)	1,242,177	1,242,098
2.27%, 01/10/05	(5)	1,349,537	1,348,941
2.30%, 01/21/05	(5)	490,608	490,044
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(5)	1,486,753	1,486,567
2.29%, 01/07/05	(5)	1,213,656	1,213,348

Cantabric Finance LLC
2.27%, 01/03/05	(5)	631,101	631,101
2.28%, 01/03/05	(5)	703,920	703,920
2.38%, 01/20/05	(5)	1,213,656	1,212,292
Chariot Funding LLC
2.31%, 01/11/05	(5)	924,964	924,489
Corporate Asset Funding
2.21%, 02/07/05	(5)	910,242	908,291
2.26%, 02/03/05	(5)	1,213,656	1,211,294
CRC Funding LLC
2.21%, 02/07/05	(5)	303,414	302,764
Den Danske Bank NY
2.25%, 01/03/05	(5)	303,414	303,414
DEPFA Bank PLC
2.28%, 05/03/05	(5)	606,828	602,226
Edison Asset Securitization
2.26%, 05/04/05	(5)	1,517,070	1,505,546
Fairway Finance Corp.
2.55%, 01/03/05	(5)	1,170,268	1,170,268
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(5)	242,731	242,579
2.30%, 02/02/05	(5)	1,213,656	1,211,330
2.31%, 01/11/05	(5)	1,228,377	1,227,747
2.33%, 01/12/05	(5)	565,721	565,392
Ford Credit Auto Receivables
1.85%, 01/14/05	(5)	606,828	606,485
2.28%, 04/27/05	(5)	910,242	903,670
Fortis Funding LLC
2.35%, 05/09/05	(5)	1,699,118	1,685,143
Gemini Securitization Corp.
2.31%, 01/10/05	(5)	606,828	606,555
General Electric Capital Corp.
2.24%, 02/02/05	(5)	3,640,967	3,634,171
2.26%, 01/05/05	(5)	1,213,656	1,213,503
2.29%, 01/24/05	(5)	303,414	303,009
Georgetown Funding Co. LLC
2.27%, 01/20/05	(5)	424,780	424,324
2.38%, 01/19/05	(5)	485,462	484,949
GIRO Funding US Corp.
2.20%, 02/08/05	(5)	673,858	672,376
2.30%, 02/02/05	(5)	303,414	302,833
2.33%, 02/03/05	(5)	303,414	302,805
Grampian Funding LLC
2.27%, 02/01/05	(5)	910,242	908,577
Jupiter Securitization Corp.
2.30%, 01/10/05	(5)	505,512	505,286
2.30%, 02/01/05	(5)	606,828	605,704
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(5)	1,021,267	1,020,673
Liberty Street Funding Corp.
2.31%, 01/10/05	(5)	704,843	704,526
Mont Blanc Capital Corp.
2.27%, 01/07/05	(5)	414,002	413,898
2.32%, 01/10/05	(5)	624,135	623,853
Mortgage Interest Networking Trust
2.24%, 02/01/05	(5)	788,876	787,453
Nationwide Building Society
2.21%, 02/10/05	(5)	1,213,656	1,210,825
New Center Asset Trust
2.25%, 02/02/05	(5)	1,140,836	1,138,697
Park Avenue Receivables Corp.
2.31%, 01/19/05	(5)	609,231	608,605
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(5)	606,828	606,208
2.30%, 02/02/05	(5)	606,828	605,665

2.34%, 01/20/05	(5)	910,242	909,236
Scaldis Capital LLC
2.28%, 01/07/05	(5)	1,092,290	1,092,014
Solitaire Funding Ltd.
2.28%, 01/04/05	(5)	729,698	729,653
2.28%, 02/02/05	(5)	773,657	772,187
Sydney Capital Corp.
2.25%, 01/18/05	(5)	606,828	606,260
2.29%, 01/06/05	(5)	892,280	892,109
Tulip Funding Corp.
2.25%, 01/14/05	(5)	606,828	606,411
2.35%, 01/13/05	(5)	1,768,127	1,766,972
2.36%, 01/24/05	(5)	1,213,656	1,211,985
UBS Finance (Delaware)
2.33%, 01/04/05	(5)	2,427,312	2,427,155
Variable Funding Capital Corp.
2.26%, 01/05/05	(5)	606,828	606,752
2.30%, 01/07/05	(5)	606,828	606,673
2.32%, 01/14/05	(5)	606,828	606,398
Yorktown Capital LLC
2.32%, 01/10/05	(5)	606,828	606,554
2.34%, 01/13/05	(5)	303,414	303,217

			54,643,681

FLOATING RATE NOTES—7.18%
American Express Credit Corp.
2.43%, 10/26/05	(5)	2,427,312	2,428,298
Bank of Nova Scotia
2.34%, 09/26/05	(5)	303,414	303,316
Beta Finance Inc.
2.27%, 05/04/05	(5) (6)	728,193	728,146
2.32%, 09/23/05	(5) (6)	1,092,290	1,091,975
2.32%, 09/27/05	(5) (6)	970,925	970,641
2.44%, 03/15/05	(5) (6)	606,828	606,925
2.47%, 10/27/05	(5) (6)	1,152,973	1,154,007
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(5)	1,820,484	1,820,072
2.34%, 12/14/05	(5)	1,092,290	1,091,955
2.36%, 10/31/05	(5)	1,213,656	1,213,397
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(5)	2,148,171	2,148,171
CC USA Inc.
2.06%, 07/29/05	(5) (6)	1,213,656	1,213,449
2.27%, 05/04/05	(5) (6)	1,213,656	1,213,575
Commodore CDO Ltd.
2.55%, 12/12/05	(5)	303,414	303,414
Den Danske Bank NY
2.32%, 08/12/05	(5)	1,213,656	1,213,435
2.33%, 10/17/05	(5)	1,213,656	1,213,371
2.35%, 08/26/05	(5)	1,213,656	1,213,421
DEPFA Bank PLC
2.47%, 09/15/05	(5)	1,213,656	1,213,656
Dorada Finance Inc.
2.06%, 07/29/05	(5) (6)	1,007,334	1,007,162
Fairway Finance LLC
2.35%, 03/14/05	(5)	1,213,656	1,213,656
2.37%, 01/20/05	(5)	606,828	606,828
Fifth Third Bancorp
2.38%, 11/23/05	(5) (6)	2,427,312	2,427,312
Five Finance Inc.
2.37%, 04/29/05	(5) (6)	970,925	970,894
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(5)	696,092	696,092
HBOS Treasury Services PLC

2.55%, 04/22/05	(5)	1,213,656	1,213,656
K2 USA LLC
2.05%, 07/25/05	(5) (6)	606,828	606,760
2.33%, 06/10/05	(5) (6)	1,213,656	1,213,591
2.33%, 09/12/05	(5) (6)	1,213,656	1,213,489
2.39%, 10/20/05	(5) (6)	1,213,656	1,213,689
Links Finance LLC
2.12%, 04/25/05	(5)	1,213,656	1,213,901
2.35%, 04/15/05	(5) (6)	1,213,656	1,213,588
2.36%, 11/16/05	(5) (6)	606,828	606,723
National City Bank (Ohio)
2.29%, 08/09/05	(5)	1,213,656	1,213,438
2.35%, 06/23/05	(5)	1,213,656	1,213,485
2.36%, 06/10/05	(5)	606,828	606,911
Nationwide Building Society
2.40%, 01/06/06	(5) (6)	1,213,656	1,213,656
2.58%, 01/27/06	(5) (6)	2,063,215	2,063,448
Norddeutsche Landesbank
2.04%, 07/27/05	(5)	1,213,656	1,213,416
Northern Rock PLC
2.02%, 01/13/05	(5)	1,152,973	1,152,973
2.39%, 10/25/05	(5)	2,427,312	2,427,312
Permanent Financing PLC
2.32%, 03/10/05	(5)	1,213,656	1,213,656
2.34%, 09/12/05	(5)	1,517,070	1,517,070
2.35%, 06/10/05	(5)	546,145	546,145
Sedna Finance Inc.
2.37%, 01/10/06	(5)	242,731	242,669
Sigma Finance Inc.
2.01%, 01/09/06	(5)	1,213,656	1,213,391
2.28%, 12/06/05	(5) (6)	1,213,656	1,213,302
2.34%, 10/07/05	(5) (6)	424,780	424,680
2.39%, 08/17/05	(5)	606,828	606,861
2.39%, 09/15/05	(5)	1,517,070	1,517,167
2.47%, 11/28/05	(5) (6)	1,213,656	1,214,642
Tango Finance Corp.
2.24%, 05/17/05	(5) (6)	1,007,334	1,007,316
2.30%, 04/07/05	(5) (6)	445,412	445,400
2.33%, 02/25/05	(5) (6)	679,647	679,628
2.36%, 01/18/05	(5) (6)	534,009	534,006
2.37%, 09/15/05	(5) (6)	1,068,017	1,067,899
2.39%, 07/25/05	(5) (6)	1,213,656	1,213,588
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(5)	1,820,484	1,820,484
2.40%, 01/25/05	(5)	1,820,484	1,820,484
WhistleJacket Capital LLC
2.32%, 12/08/05	(5) (6)	788,876	788,758
2.36%, 07/15/05	(5) (6)	910,242	910,144
2.36%, 09/15/05	(5)	910,242	910,114
2.36%, 10/14/05	(5) (6)	606,828	606,781
2.38%, 01/17/06	(5) (6)	424,780	424,775
2.45%, 06/15/05	(5) (6)	606,828	606,766
White Pine Finance LLC
2.02%, 07/11/05	(5)	303,414	303,396
2.24%, 11/01/05	(5) (6)	618,964	618,800
2.27%, 07/05/05	(5)	606,828	606,761
2.29%, 05/20/05	(5)	546,145	546,125
2.35%, 04/15/05	(5) (6)	910,242	910,191
2.37%, 06/15/05	(5) (6)	497,599	497,599
2.37%, 01/13/06	(5) (6)	1,213,656	1,213,521
2.38%, 03/29/05	(5)	521,872	521,845
2.38%, 06/28/05	(5)	813,149	813,068
2.38%, 08/26/05	(5) (6)	606,828	606,750
Winston Funding Ltd.

2.16%, 01/23/05	(5) (6)	866,550	866,550

			77,713,536

MEDIUM-TERM NOTES—0.35%
CC USA Inc.
1.29%, 04/15/05	(5) (6)	1,213,656	1,213,622
1.51%, 02/15/05	(5) (6)	788,876	789,021
Dorada Finance Inc.
1.48%, 01/18/05	(5) (6)	910,242	910,241
K2 USA LLC
1.46%, 01/12/05	(5) (6)	606,828	606,826
WhistleJacket Capital LLC
1.32%, 02/04/05	(5) (6)	303,414	303,409

			3,823,119

MONEY MARKET FUNDS—2.90%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	4,854,623	4,854,623
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	13,642,405	13,642,405
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	12,136,558	12,136,558
BlackRock Temp Cash Money Market Fund	(5)	226,338	226,338
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(5)	457,943	457,943

			31,317,867

REPURCHASE AGREEMENTS—1.68%
Goldman Sachs & Co.
2.29%, 01/03/05	(5) (7)	$12,136,558	12,136,558
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(5) (7)	6,068,279	6,068,279

			18,204,837

TIME DEPOSITS—2.52%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(5)	1,213,656	1,213,656
1.33%, 02/10/05	(5)	606,828	606,818
1.39%, 02/02/05	(5)	606,828	606,820
1.39%, 04/08/05	(5)	849,559	849,526
2.63%, 01/04/05	(5)	1,213,656	1,213,656
Bank of America N.A.
1.50%, 01/03/05	(5)	1,241,918	1,241,918
Credit Suisse First Boston
2.34%, 01/14/05	(5)	1,820,484	1,820,484
Fifth Third Bancorp
2.18%, 01/03/05	(5)	1,213,656	1,213,656
HBOS Treasury Services PLC
1.24%, 04/01/05	(5)	776,740	776,721
Natexis Banques
2.32%, 02/02/05	(5)	303,414	303,416
National City Bank (Ohio)
1.25%, 01/06/05	(5)	1,213,656	1,213,657
Norddeutsche Landesbank
2.11%, 06/07/05	(5)	1,213,656	1,213,554
Toronto-Dominion Bank
1.22%, 03/23/05	(5)	2,123,898	2,123,818
1.34%, 02/10/05	(5)	485,462	485,455
1.77%, 05/10/05	(5)	606,828	606,807
1.90%, 05/11/05	(5)	606,828	606,807
2.25%, 01/31/05	(5)	606,828	606,828
2.30%, 05/12/05	(5)	303,414	303,338
2.66%, 11/09/05	(5)	1,213,656	1,213,503
UBS Finance (Connecticut)
2.32%, 01/07/05	(5)	1,213,656	1,213,656

2.67%, 11/09/05	(5)	485,462	485,422
Washington Mutual Bank
2.27%, 02/02/05	(5)	485,462	485,462
2.35%, 02/02/05	(5)	1,941,849	1,941,833
Wells Fargo Bank N.A.
2.34%, 01/26/05	(5)	4,854,623	4,854,623

			27,201,434

U.S. GOVERNMENT AGENCY NOTES—0.41%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(5)	849,559	850,320
1.80%, 01/18/05	(5)	564,350	563,927
1.80%, 01/19/05	(5)	606,828	606,342
2.06%, 05/31/05	(5)	605,044	599,920
Federal National Mortgage Association
2.33%, 07/22/05	(5)	1,820,484	1,796,969

			4,417,478

TOTAL SHORT-TERM INVESTMENTS (Cost: $217,321,952)			217,321,952

TOTAL INVESTMENTS IN SECURITIES — 119.81% (Cost: $1,114,300,421)	(8)		1,296,125,590
Other Assets, Less Liabilities — (19.81%)			(214,275,009)

NET ASSETS — 100.00%			$1,081,850,581

ADR - American Depositary Receipts

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(5)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(6)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(8)	The cost of investments for federal income tax purposes was $1,125,501,285. Net unrealized appreciation aggregated $170,624,305, of which $196,054,737 represented gross unrealized appreciation on securities and $25,430,432 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.74%

AUSTRALIA—0.61%
BHP Billiton Ltd.		142,415	$1,712,544

			1,712,544

BELGIUM—0.43%
Fortis		43,407	1,200,670

			1,200,670

CANADA—0.26%
Alcan Inc.		14,663	719,074

			719,074

FINLAND—0.98%
Nokia OYJ ADR		175,084	2,743,566

			2,743,566

FRANCE—6.59%
Alcatel SA	(1) (2)	45,864	713,800
AXA	(1)	57,239	1,414,442
BNP Paribas SA		30,576	2,215,171
Carrefour SA		22,932	1,092,208
France Telecom SA		53,963	1,786,787
L’Oreal SA	(1)	11,375	863,523
Sanofi-Aventis	(1)	36,626	2,927,293
Suez SA		35,672	951,318
Total SA	(1)	23,478	5,128,334
Vivendi Universal SA	(2)	39,676	1,266,806

			18,359,682

GERMANY—5.22%
Allianz AG	(1)	12,831	1,702,196
BASF AG	(1)	19,292	1,389,801
Bayer AG	(1)	25,753	873,019
DaimlerChrysler AG Registered		30,394	1,456,698
Deutsche Bank AG	(1)	20,566	1,825,977
Deutsche Telekom AG	(2)	91,091	2,061,527
E.ON AG	(1)	24,024	2,189,819
Siemens AG	(1)	31,395	2,661,983
Volkswagen AG	(1)	8,329	377,562

			14,538,582

ITALY—0.52%
Assicurazioni Generali SpA	(1)	42,679	1,448,545

			1,448,545

JAPAN—5.13%
Canon Inc.		36,400	1,964,399
Fuji Photo Film Co. Ltd.		18,200	664,272
Hitachi Ltd.		91,000	630,526
Honda Motor Co. Ltd.	(1)	27,300	1,414,687
Ito-Yokado Co. Ltd.		9,100	381,868
Matsushita Electric Industrial Co. Ltd.		91,000	1,443,993

Mitsubishi Tokyo Financial Group Inc.		91	923,587
Nissan Motor Co. Ltd.		91,000	989,304
Sony Corp.		36,400	1,406,695
Toshiba Corp.		91,000	390,749
Toyota Motor Corp.		100,100	4,073,553

			14,283,633

NETHERLANDS—4.26%
ABN AMRO Holding NV		59,969	1,588,686
Aegon NV		50,869	693,511
ING Groep NV		79,625	2,409,206
Koninklijke Philips Electronics NV	(1)	49,231	1,304,621
Royal Dutch Petroleum Co. NYS	(1)	77,623	4,454,008
Unilever NV NYS	(1)	21,294	1,420,523

			11,870,555

SOUTH KOREA—0.87%
Samsung Electronics Co. Ltd. GDR		11,102	2,431,338

			2,431,338

SPAIN—3.45%
Banco Bilbao Vizcaya Argentaria SA	(1)	128,583	2,280,833
Banco Santander Central Hispano SA	(1)	229,229	2,844,721
Repsol YPF SA	(1)	37,674	981,153
Telefonica SA	(1)	186,550	3,514,454

			9,621,161

SWEDEN—0.65%
Telefonaktiebolaget LM Ericsson AB ADR	(1) (2)	57,239	1,802,456

			1,802,456

SWITZERLAND—5.21%
Credit Suisse Group	(2)	43,498	1,828,515
Nestle SA		15,015	3,928,381
Novartis AG		91,364	4,603,955
Swiss Re		12,103	863,208
UBS AG Registered	(1)	39,130	3,281,194

			14,505,253

UNITED KINGDOM—12.09%
AstraZeneca PLC		62,517	2,267,298
Barclays PLC	(3)	244,699	2,753,014
BP PLC		798,070	7,783,650
Diageo PLC		111,748	1,594,069
GlaxoSmithKline PLC		218,491	5,126,056
HSBC Holdings PLC		416,689	7,032,011
Reuters Group PLC		55,874	404,954
Vodafone Group PLC		2,486,029	6,741,760

			33,702,812

UNITED STATES—53.47%
Altria Group Inc.		76,622	4,681,604
American International Group Inc.		97,097	6,376,360
AT&T Corp.		29,393	560,231
Bristol-Myers Squibb Co.	(1)	72,800	1,865,136
ChevronTexaco Corp.		78,806	4,138,103
Citigroup Inc.	(1)	194,740	9,382,573
Coca-Cola Co. (The)		84,357	3,511,782
Colgate-Palmolive Co.		20,020	1,024,223
Dell Inc.	(2)	83,174	3,504,952
Dow Chemical Co. (The)		35,308	1,748,099
Du Pont (E.I.) de Nemours and Co.		37,401	1,834,519
EMC Corp.	(2)	90,818	1,350,464
Exxon Mobil Corp.		240,331	12,319,367

Ford Motor Co.		68,978	1,009,838
General Electric Co.		395,759	14,445,203
General Motors Corp.	(1)	21,112	845,747
Gillette Co. (The)	(1)	33,306	1,491,443
Hewlett-Packard Co.		106,925	2,242,217
Intel Corp.		237,965	5,566,001
International Business Machines Corp.	(1)	62,517	6,162,926
Johnson & Johnson	(1)	110,656	7,017,804
JP Morgan Chase & Co.		133,952	5,225,468
Kimberly-Clark Corp.		17,745	1,167,798
Lucent Technologies Inc.	(1) (2)	164,801	619,652
McDonald’s Corp.		47,502	1,522,914
Merck & Co. Inc.		83,629	2,687,836
Microsoft Corp.		359,905	9,613,063
Morgan Stanley		41,769	2,319,015
News Corp. Inc. Class A	(2)	76,895	1,434,861
PepsiCo Inc.		63,336	3,306,139
Pfizer Inc.		281,827	7,578,328
Procter & Gamble Co.		95,004	5,232,820
Texas Instruments Inc.		65,611	1,615,343
3M Co.		30,212	2,479,499
Time Warner Inc.	(2)	171,626	3,336,409
Tyco International Ltd.	(1)	75,621	2,702,695
United Technologies Corp.	(1)	19,110	1,975,018
Wal-Mart Stores Inc.		96,915	5,119,050

			149,014,500

TOTAL COMMON STOCKS (Cost: $260,545,609)			277,954,371

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.95%

COMMERCIAL PAPER—3.26%
Alpine Securitization Corp.
2.28%, 01/06/05	(4)	$100,811	100,792
Amsterdam Funding Corp.
2.25%, 01/04/05	(4)	50,406	50,402
2.33%, 01/10/05	(4)	100,811	100,766
Barton Capital Corp.
2.27%, 01/04/05	(4)	206,361	206,348
2.27%, 01/10/05	(4)	224,196	224,098
2.30%, 01/21/05	(4)	81,504	81,410
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(4)	246,991	246,961
2.29%, 01/07/05	(4)	201,622	201,571
Cantabric Finance LLC
2.27%, 01/03/05	(4)	104,844	104,844
2.28%, 01/03/05	(4)	116,941	116,942
2.38%, 01/20/05	(4)	201,622	201,396
Chariot Funding LLC
2.31%, 01/11/05	(4)	153,662	153,584
Corporate Asset Funding
2.21%, 02/07/05	(4)	151,217	150,893
2.26%, 02/03/05	(4)	201,622	201,230
CRC Funding LLC
2.21%, 02/07/05	(4)	50,406	50,298
Den Danske Bank NY
2.25%, 01/03/05	(4)	50,406	50,406
DEPFA Bank PLC
2.28%, 05/03/05	(4)	100,811	100,047
Edison Asset Securitization

2.26%, 05/04/05	(4)	252,028	250,114
Fairway Finance Corp.
2.55%, 01/03/05	(4)	194,414	194,414
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(4)	40,324	40,299
2.30%, 02/02/05	(4)	201,622	201,236
2.31%, 01/11/05	(4)	204,068	203,963
2.33%, 01/12/05	(4)	93,982	93,928
Ford Credit Auto Receivables
1.85%, 01/14/05	(4)	100,811	100,754
2.28%, 04/27/05	(4)	151,217	150,125
Fortis Funding LLC
2.35%, 05/09/05	(4)	282,271	279,950
Gemini Securitization Corp.
2.31%, 01/10/05	(4)	100,811	100,766
General Electric Capital Corp.
2.24%, 02/02/05	(4)	604,867	603,738
2.26%, 01/05/05	(4)	201,622	201,598
2.29%, 01/24/05	(4)	50,406	50,338
Georgetown Funding Co. LLC
2.27%, 01/20/05	(4)	70,568	70,493
2.38%, 01/19/05	(4)	80,649	80,564
GIRO Funding US Corp.
2.20%, 02/08/05	(4)	111,947	111,701
2.30%, 02/02/05	(4)	50,406	50,309
2.33%, 02/03/05	(4)	50,406	50,304
Grampian Funding LLC
2.27%, 02/01/05	(4)	151,217	150,940
Jupiter Securitization Corp.
2.30%, 01/10/05	(4)	83,980	83,942
2.30%, 02/01/05	(4)	100,811	100,624
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(4)	169,661	169,563
Liberty Street Funding Corp.
2.31%, 01/10/05	(4)	117,094	117,042
Mont Blanc Capital Corp.
2.27%, 01/07/05	(4)	68,777	68,760
2.32%, 01/10/05	(4)	103,686	103,640
Mortgage Interest Networking Trust
2.24%, 02/01/05	(4)	131,055	130,818
Nationwide Building Society
2.21%, 02/10/05	(4)	201,622	201,152
New Center Asset Trust
2.25%, 02/02/05	(4)	189,525	189,170
Park Avenue Receivables Corp.
2.31%, 01/19/05	(4)	101,210	101,107
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(4)	100,811	100,708
2.30%, 02/02/05	(4)	100,811	100,618
2.34%, 01/20/05	(4)	151,217	151,050
Scaldis Capital LLC
2.28%, 01/07/05	(4)	181,460	181,415
Solitaire Funding Ltd.
2.28%, 01/04/05	(4)	121,223	121,216
2.28%, 02/02/05	(4)	128,526	128,282
Sydney Capital Corp.
2.25%, 01/18/05	(4)	100,811	100,717
2.29%, 01/06/05	(4)	148,233	148,205
Tulip Funding Corp.
2.25%, 01/14/05	(4)	100,811	100,742
2.35%, 01/13/05	(4)	293,736	293,544
2.36%, 01/24/05	(4)	201,622	201,345
UBS Finance (Delaware)
2.33%, 01/04/05	(4)	403,245	403,219

Variable Funding Capital Corp.
2.26%, 01/05/05	(4)	100,811	100,799
2.30%, 01/07/05	(4)	100,811	100,785
2.32%, 01/14/05	(4)	100,811	100,740
Yorktown Capital LLC
2.32%, 01/10/05	(4)	100,811	100,766
2.34%, 01/13/05	(4)	50,406	50,373

			9,077,864

FLOATING RATE NOTES—4.63%
American Express Credit Corp.
2.43%, 10/26/05	(4)	403,245	403,409
Bank of Nova Scotia
2.34%, 09/26/05	(4)	50,406	50,389
Beta Finance Inc.
2.27%, 05/04/05	(4) (5)	120,973	120,965
2.32%, 09/23/05	(4) (5)	181,460	181,408
2.32%, 09/27/05	(4) (5)	161,298	161,251
2.44%, 03/15/05	(4) (5)	100,811	100,827
2.47%, 10/27/05	(4) (5)	191,541	191,713
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(4)	302,434	302,365
2.34%, 12/14/05	(4)	181,460	181,404
2.36%, 10/31/05	(4)	201,622	201,579
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(4)	356,872	356,872
CC USA Inc.
2.06%, 07/29/05	(4) (5)	201,622	201,588
2.27%, 05/04/05	(4) (5)	201,622	201,609
Commodore CDO Ltd.
2.55%, 12/12/05	(4)	50,406	50,406
Den Danske Bank NY
2.32%, 08/12/05	(4)	201,622	201,586
2.33%, 10/17/05	(4)	201,622	201,575
2.35%, 08/26/05	(4)	201,622	201,583
DEPFA Bank PLC
2.47%, 09/15/05	(4)	201,622	201,622
Dorada Finance Inc.
2.06%, 07/29/05	(4) (5)	167,347	167,318
Fairway Finance LLC
2.35%, 03/14/05	(4)	201,622	201,622
2.37%, 01/20/05	(4)	100,811	100,812
Fifth Third Bancorp
2.38%, 11/23/05	(4) (5)	403,245	403,245
Five Finance Inc.
2.37%, 04/29/05	(4) (5)	161,298	161,293
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(4)	115,640	115,640
HBOS Treasury Services PLC
2.55%, 04/22/05	(4)	201,622	201,622
K2 USA LLC
2.05%, 07/25/05	(4) (5)	100,811	100,800
2.33%, 06/10/05	(4) (5)	201,622	201,612
2.33%, 09/12/05	(4) (5)	201,622	201,595
2.39%, 10/20/05	(4) (5)	201,622	201,628
Links Finance LLC
2.12%, 04/25/05	(4)	201,622	201,663
2.35%, 04/15/05	(4) (5)	201,622	201,611
2.36%, 11/16/05	(4) (5)	100,811	100,794
National City Bank (Ohio)
2.29%, 08/09/05	(4)	201,622	201,586
2.35%, 06/23/05	(4)	201,622	201,594
2.36%, 06/10/05	(4)	100,811	100,825
Nationwide Building Society

2.40%, 01/06/06	(4) (5)	201,622	201,622
2.58%, 01/27/06	(4) (5)	342,758	342,797
Norddeutsche Landesbank
2.04%, 07/27/05	(4)	201,622	201,583
Northern Rock PLC
2.02%, 01/13/05	(4)	191,541	191,541
2.39%, 10/25/05	(4)	403,245	403,245
Permanent Financing PLC
2.32%, 03/10/05	(4)	201,622	201,622
2.34%, 09/12/05	(4)	252,028	252,028
2.35%, 06/10/05	(4)	90,730	90,730
Sedna Finance Inc.
2.37%, 01/10/06	(4)	40,324	40,314
Sigma Finance Inc.
2.01%, 01/09/06	(4)	201,622	201,578
2.28%, 12/06/05	(4) (5)	201,622	201,564
2.34%, 10/07/05	(4) (5)	70,568	70,551
2.39%, 08/17/05	(4)	100,811	100,817
2.39%, 09/15/05	(4)	252,028	252,045
2.47%, 11/28/05	(4) (5)	201,622	201,786
Tango Finance Corp.
2.24%, 05/17/05	(4) (5)	167,347	167,344
2.30%, 04/07/05	(4) (5)	73,995	73,994
2.33%, 02/25/05	(4) (5)	112,909	112,905
2.36%, 01/18/05	(4) (5)	88,714	88,713
2.37%, 09/15/05	(4) (5)	177,428	177,408
2.39%, 07/25/05	(4) (5)	201,622	201,611
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(4)	302,434	302,434
2.40%, 01/25/05	(4)	302,434	302,434
WhistleJacket Capital LLC
2.32%, 12/08/05	(4) (5)	131,055	131,035
2.36%, 07/15/05	(4) (5)	151,217	151,201
2.36%, 09/15/05	(4)	151,217	151,196
2.36%, 10/14/05	(4) (5)	100,811	100,803
2.38%, 01/17/06	(4) (5)	70,568	70,567
2.45%, 06/15/05	(4) (5)	100,811	100,801
White Pine Finance LLC
2.02%, 07/11/05	(4)	50,406	50,403
2.24%, 11/01/05	(4) (5)	102,827	102,800
2.27%, 07/05/05	(4)	100,811	100,800
2.29%, 05/20/05	(4)	90,730	90,727
2.35%, 04/15/05	(4) (5)	151,217	151,208
2.37%, 06/15/05	(4) (5)	82,665	82,665
2.37%, 01/13/06	(4) (5)	201,622	201,600
2.38%, 03/29/05	(4)	86,698	86,693
2.38%, 06/28/05	(4)	135,087	135,074
2.38%, 08/26/05	(4) (5)	100,811	100,798
Winston Funding Ltd.
2.16%, 01/23/05	(4) (5)	143,958	143,959

			12,910,407

MEDIUM-TERM NOTES—0.23%
CC USA Inc.
1.29%, 04/15/05	(4) (5)	201,622	201,617
1.51%, 02/15/05	(4) (5)	131,055	131,079
Dorada Finance Inc.
1.48%, 01/18/05	(4) (5)	151,217	151,217
K2 USA LLC
1.46%, 01/12/05	(4) (5)	100,811	100,811
WhistleJacket Capital LLC
1.32%, 02/04/05	(4) (5)	50,406	50,405

			635,129

MONEY MARKET FUNDS—1.86%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (4)	806,490	806,490
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (4)	2,244,462	2,244,462
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (4)	2,016,224	2,016,224
BlackRock Temp Cash Money Market Fund	(4)	37,601	37,601
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(4)	76,077	76,077

			5,180,854

REPURCHASE AGREEMENTS—1.09%
Goldman Sachs & Co.
2.29%, 01/03/05	(4) (6)	$2,016,224	2,016,224
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(4) (6)	1,008,112	1,008,112

			3,024,336

TIME DEPOSITS—1.62%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(4)	201,622	201,622
1.33%, 02/10/05	(4)	100,811	100,810
1.39%, 02/02/05	(4)	100,811	100,810
1.39%, 04/08/05	(4)	141,136	141,130
2.63%, 01/04/05	(4)	201,622	201,622
Bank of America N.A.
1.50%, 01/03/05	(4)	206,318	206,318
Credit Suisse First Boston
2.34%, 01/14/05	(4)	302,434	302,434
Fifth Third Bancorp
2.18%, 01/03/05	(4)	201,622	201,622
HBOS Treasury Services PLC
1.24%, 04/01/05	(4)	129,038	129,035
Natexis Banques
2.32%, 02/02/05	(4)	50,406	50,406
National City Bank (Ohio)
1.25%, 01/06/05	(4)	201,622	201,622
Norddeutsche Landesbank
2.11%, 06/07/05	(4)	201,622	201,605
Toronto-Dominion Bank
1.22%, 03/23/05	(4)	352,839	352,826
1.34%, 02/10/05	(4)	80,649	80,648
1.77%, 05/10/05	(4)	100,811	100,808
1.90%, 05/11/05	(4)	100,811	100,808
2.25%, 01/31/05	(4)	100,811	100,812
2.30%, 05/12/05	(4)	50,406	50,394
2.66%, 11/09/05	(4)	201,622	201,597
UBS Finance (Connecticut)
2.32%, 01/07/05	(4)	201,622	201,623
2.67%, 11/09/05	(4)	80,649	80,643
Washington Mutual Bank
2.27%, 02/02/05	(4)	80,649	80,649
2.35%, 02/02/05	(4)	322,596	322,593
Wells Fargo Bank N.A.
2.34%, 01/26/05	(4)	806,490	806,490

			4,518,927

U.S. GOVERNMENT AGENCY NOTES—0.26%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(4)	141,136	141,262
1.80%, 01/18/05	(4)	93,754	93,685
1.80%, 01/19/05	(4)	100,811	100,731
2.06%, 05/31/05	(4)	100,515	99,664

Federal National Mortgage Association
2.33%, 07/22/05	(4)	302,434	298,527

			733,869

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,081,386)			36,081,386

TOTAL INVESTMENTS IN SECURITIES — 112.69% (Cost: $296,626,995)	(7)		314,035,757
Other Assets, Less Liabilities — (12.69%)			(35,359,422)

NET ASSETS — 100.00%			$278,676,335

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NYS - New York Registered Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(4)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(5)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $299,288,031. Net unrealized appreciation aggregated $14,747,726, of which $24,094,367 represented gross unrealized appreciation on securities and $9,346,641 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—98.85%

ARGENTINA—0.20%
Petrobras Energia Participaciones SA ADR	(2)	10,864	$129,608
Tenaris SA ADR		7,150	349,635

			479,243

CANADA—7.87%
Canadian Natural Resources Ltd.		44,070	1,885,062
Enbridge Inc.		18,785	935,997
EnCana Corp.		83,265	4,753,433
Husky Energy Inc.		23,595	674,480
Imperial Oil Ltd.		33,475	1,987,853
Nexen Inc.		9,295	377,805
Petro-Canada		32,110	1,639,335
Precision Drilling Corp.	(2)	3,770	237,625
Suncor Energy Inc.		89,420	3,164,385
Talisman Energy Inc.		62,985	1,700,592
TransCanada Corp.		55,185	1,372,544

			18,729,111

CHINA—0.71%
PetroChina Co. Ltd. ADR	(1)	31,655	1,699,557

			1,699,557

FRANCE—8.03%
Total SA	(1)	87,555	19,124,768

			19,124,768

ITALY—4.54%
Eni SpA	(1)	431,340	10,799,626

			10,799,626

JAPAN—0.60%
Nippon Oil Corp.		130,000	833,512
TonenGeneral Sekiyu K.K.	(1)	65,000	591,832

			1,425,344

NETHERLANDS—6.63%
Royal Dutch Petroleum Co.		274,300	15,789,870

			15,789,870

NORWAY—1.78%
Norsk Hydro ASA ADR		35,776	2,816,287
Statoil ASA ADR		89,180	1,416,178

			4,232,465

SPAIN—1.99%
Repsol YPF SA ADR	(1)	181,415	4,734,932

			4,734,932

UNITED KINGDOM—18.86%
BG Group PLC		647,335	4,399,577
BP PLC		3,009,955	29,356,368
Shell Transport & Trading Co. PLC		1,305,590	11,129,314

			44,885,259

UNITED STATES—47.64%
Amerada Hess Corp.	(1)	18,005	1,483,251
Anadarko Petroleum Corp.		33,930	2,199,003
Apache Corp.		52,520	2,655,936
Ashland Inc.		9,360	546,437
Baker Hughes Inc.		43,290	1,847,184
BJ Services Co.	(1)	20,540	955,932
Burlington Resources Inc.	(1)	67,925	2,954,737
ChevronTexaco Corp.		206,895	10,864,056
ConocoPhillips		112,385	9,758,390
Devon Energy Corp.		63,830	2,484,264
El Paso Corp.		84,305	876,772
EOG Resources Inc.	(1)	22,425	1,600,248
Exxon Mobil Corp.		926,575	47,496,235
Halliburton Co.		62,075	2,435,823
Kerr-McGee Corp.		13,130	758,783
Kinder Morgan Inc.	(1)	16,055	1,174,102
Marathon Oil Corp.		55,055	2,070,619
Nabors Industries Ltd.	(2)	21,125	1,083,501
Noble Corp.	(1) (2)	15,340	763,012
Occidental Petroleum Corp.		71,890	4,195,500
Rowan Companies Inc.	(1) (2)	12,935	335,017
Schlumberger Ltd.	(1)	84,435	5,652,923
Sunoco Inc.		19,955	1,630,523
Transocean Inc.	(2)	41,665	1,766,179
Unocal Corp.		58,955	2,549,214
Valero Energy Corp.		32,110	1,457,794
Williams Companies Inc.		70,720	1,152,029
XTO Energy Inc.		17,940	634,717

			113,382,181
TOTAL COMMON STOCKS (Cost: $200,055,456)			235,282,356

Security		Shares	Value
PREFERRED STOCKS—1.07%

BRAZIL—1.07%
Petroleo Brasileiro SA ADR	(1)	70,135	2,539,588

			2,539,588
TOTAL PREFERRED STOCKS (Cost: $1,949,087)			2,539,588

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.69%

COMMERCIAL PAPER—2.44%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$64,371	64,359
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	32,185	32,183
2.33%, 01/10/05	(3)	64,371	64,342
Barton Capital Corp.
2.27%, 01/04/05	(3)	131,767	131,759
2.27%, 01/10/05	(3)	143,155	143,093
2.30%, 01/21/05	(3)	52,042	51,983

Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	157,711	157,691
2.29%, 01/07/05	(3)	128,742	128,709
Cantabric Finance LLC
2.27%, 01/03/05	(3)	66,946	66,946
2.28%, 01/03/05	(3)	74,670	74,670
2.38%, 01/20/05	(3)	128,742	128,597
Chariot Funding LLC
2.31%, 01/11/05	(3)	98,118	98,067
Corporate Asset Funding
2.21%, 02/07/05	(3)	96,556	96,349
2.26%, 02/03/05	(3)	128,742	128,491
CRC Funding LLC
2.21%, 02/07/05	(3)	32,185	32,116
Den Danske Bank NY
2.25%, 01/03/05	(3)	32,185	32,185
DEPFA Bank PLC
2.28%, 05/03/05	(3)	64,371	63,883
Edison Asset Securitization
2.26%, 05/04/05	(3)	160,927	159,705
Fairway Finance Corp.
2.55%, 01/03/05	(3)	124,139	124,139
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	25,748	25,732
2.30%, 02/02/05	(3)	128,742	128,495
2.31%, 01/11/05	(3)	130,303	130,236
2.33%, 01/12/05	(3)	60,010	59,975
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	64,371	64,335
2.28%, 04/27/05	(3)	96,556	95,859
Fortis Funding LLC
2.35%, 05/09/05	(3)	180,238	178,756
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	64,371	64,342
General Electric Capital Corp.
2.24%, 02/02/05	(3)	386,225	385,504
2.26%, 01/05/05	(3)	128,742	128,725
2.29%, 01/24/05	(3)	32,185	32,143
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	45,060	45,011
2.38%, 01/19/05	(3)	51,497	51,442
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	71,481	71,324
2.30%, 02/02/05	(3)	32,185	32,124
2.33%, 02/03/05	(3)	32,185	32,121
Grampian Funding LLC
2.27%, 02/01/05	(3)	96,556	96,380
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	53,623	53,599
2.30%, 02/01/05	(3)	64,371	64,252
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	108,333	108,270
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	74,768	74,734
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	43,916	43,905
2.32%, 01/10/05	(3)	66,207	66,177
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	83,682	83,531
Nationwide Building Society
2.21%, 02/10/05	(3)	128,742	128,441
New Center Asset Trust
2.25%, 02/02/05	(3)	121,017	120,790

Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	64,626	64,559
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	64,371	64,305
2.30%, 02/02/05	(3)	64,371	64,247
2.34%, 01/20/05	(3)	96,556	96,449
Scaldis Capital LLC
2.28%, 01/07/05	(3)	115,867	115,838
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	77,405	77,400
2.28%, 02/02/05	(3)	82,068	81,912
Sydney Capital Corp.
2.25%, 01/18/05	(3)	64,371	64,310
2.29%, 01/06/05	(3)	94,651	94,633
Tulip Funding Corp.
2.25%, 01/14/05	(3)	64,371	64,327
2.35%, 01/13/05	(3)	187,558	187,436
2.36%, 01/24/05	(3)	128,742	128,564
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	257,483	257,467
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	64,371	64,363
2.30%, 01/07/05	(3)	64,371	64,354
2.32%, 01/14/05	(3)	64,371	64,325
Yorktown Capital LLC
2.32%, 01/10/05	(3)	64,371	64,342
2.34%, 01/13/05	(3)	32,185	32,164

			5,796,465

FLOATING RATE NOTES—3.46%
American Express Credit Corp.
2.43%, 10/26/05	(3)	257,483	257,588
Bank of Nova Scotia
2.34%, 09/26/05	(3)	32,185	32,175
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	77,245	77,240
2.32%, 09/23/05	(3) (4)	115,867	115,834
2.32%, 09/27/05	(3) (4)	102,993	102,963
2.44%, 03/15/05	(3) (4)	64,371	64,381
2.47%, 10/27/05	(3) (4)	122,305	122,414
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	193,112	193,069
2.34%, 12/14/05	(3)	115,867	115,832
2.36%, 10/31/05	(3)	128,742	128,714
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	227,873	227,873
CC USA Inc.
2.06%, 07/29/05	(3) (4)	128,742	128,720
2.27%, 05/04/05	(3) (4)	128,742	128,733
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	32,185	32,185
Den Danske Bank NY
2.32%, 08/12/05	(3)	128,742	128,718
2.33%, 10/17/05	(3)	128,742	128,711
2.35%, 08/26/05	(3)	128,742	128,717
DEPFA Bank PLC
2.47%, 09/15/05	(3)	128,742	128,742
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	106,856	106,837
Fairway Finance LLC
2.35%, 03/14/05	(3)	128,742	128,742
2.37%, 01/20/05	(3)	64,371	64,371
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	257,483	257,483

Five Finance Inc.
2.37%, 04/29/05	(3) (4)	102,993	102,990
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	73,840	73,840
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	128,742	128,742
K2 USA LLC
2.05%, 07/25/05	(3) (4)	64,371	64,364
2.33%, 06/10/05	(3) (4)	128,742	128,735
2.33%, 09/12/05	(3) (4)	128,742	128,724
2.39%, 10/20/05	(3) (4)	128,742	128,745
Links Finance LLC
2.12%, 04/25/05	(3)	128,742	128,768
2.35%, 04/15/05	(3) (4)	128,742	128,734
2.36%, 11/16/05	(3) (4)	64,371	64,360
National City Bank (Ohio)
2.29%, 08/09/05	(3)	128,742	128,719
2.35%, 06/23/05	(3)	128,742	128,723
2.36%, 06/10/05	(3)	64,371	64,380
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	128,742	128,742
2.58%, 01/27/06	(3) (4)	218,861	218,885
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	128,742	128,716
Northern Rock PLC
2.02%, 01/13/05	(3)	122,305	122,305
2.39%, 10/25/05	(3)	257,483	257,483
Permanent Financing PLC
2.32%, 03/10/05	(3)	128,742	128,742
2.34%, 09/12/05	(3)	160,927	160,927
2.35%, 06/10/05	(3)	57,934	57,934
Sedna Finance Inc.
2.37%, 01/10/06	(3)	25,748	25,742
Sigma Finance Inc.
2.01%, 01/09/06	(3)	128,742	128,713
2.28%, 12/06/05	(3) (4)	128,742	128,704
2.34%, 10/07/05	(3) (4)	45,060	45,049
2.39%, 08/17/05	(3)	64,371	64,374
2.39%, 09/15/05	(3)	160,927	160,937
2.47%, 11/28/05	(3) (4)	128,742	128,846
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	106,856	106,854
2.30%, 04/07/05	(3) (4)	47,248	47,247
2.33%, 02/25/05	(3) (4)	72,095	72,093
2.36%, 01/18/05	(3) (4)	56,646	56,646
2.37%, 09/15/05	(3) (4)	113,293	113,280
2.39%, 07/25/05	(3) (4)	128,742	128,735
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	193,112	193,112
2.40%, 01/25/05	(3)	193,112	193,112
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	83,682	83,669
2.36%, 07/15/05	(3) (4)	96,556	96,546
2.36%, 09/15/05	(3)	96,556	96,543
2.36%, 10/14/05	(3) (4)	64,371	64,366
2.38%, 01/17/06	(3) (4)	45,060	45,059
2.45%, 06/15/05	(3) (4)	64,371	64,365
White Pine Finance LLC
2.02%, 07/11/05	(3)	32,185	32,184
2.24%, 11/01/05	(3) (4)	65,658	65,641
2.27%, 07/05/05	(3)	64,371	64,364
2.29%, 05/20/05	(3)	57,934	57,932
2.35%, 04/15/05	(3) (4)	96,556	96,551
2.37%, 06/15/05	(3) (4)	52,784	52,784
2.37%, 01/13/06	(3) (4)	128,742	128,727

2.38%, 03/29/05	(3)	55,359	55,356
2.38%, 06/28/05	(3)	86,257	86,248
2.38%, 08/26/05	(3) (4)	64,371	64,363
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	91,921	91,921

			8,243,663

MEDIUM-TERM NOTES—0.17%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	128,742	128,738
1.51%, 02/15/05	(3) (4)	83,682	83,697
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	96,556	96,556
K2 USA LLC
1.46%, 01/12/05	(3) (4)	64,371	64,371
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	32,185	32,185

			405,547

MONEY MARKET FUNDS—1.40%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	514,966	514,966
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	1,445,610	1,445,610
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	1,287,416	1,287,416
BlackRock Temp Cash Money Market Fund	(3)	24,009	24,009
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	48,577	48,577

			3,320,578

REPURCHASE AGREEMENTS—0.81%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$1,287,416	1,287,416
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	643,708	643,708

			1,931,124

TIME DEPOSITS—1.21%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	128,742	128,742
1.33%, 02/10/05	(3)	64,371	64,370
1.39%, 02/02/05	(3)	64,371	64,370
1.39%, 04/08/05	(3)	90,119	90,116
2.63%, 01/04/05	(3)	128,742	128,742
Bank of America N.A.
1.50%, 01/03/05	(3)	131,740	131,740
Credit Suisse First Boston
2.34%, 01/14/05	(3)	193,112	193,112
Fifth Third Bancorp
2.18%, 01/03/05	(3)	128,742	128,742
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	82,395	82,393
Natexis Banques
2.32%, 02/02/05	(3)	32,185	32,186
National City Bank (Ohio)
1.25%, 01/06/05	(3)	128,742	128,742
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	128,742	128,731
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	225,298	225,289
1.34%, 02/10/05	(3)	51,497	51,496
1.77%, 05/10/05	(3)	64,371	64,369
1.90%, 05/11/05	(3)	64,371	64,369
2.25%, 01/31/05	(3)	64,371	64,371

2.30%, 05/12/05	(3)	32,185	32,177
2.66%, 11/09/05	(3)	128,742	128,725
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	128,742	128,742
2.67%, 11/09/05	(3)	51,497	51,492
Washington Mutual Bank
2.27%, 02/02/05	(3)	51,497	51,497
2.35%, 02/02/05	(3)	205,987	205,985
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	514,966	514,966

			2,885,464

U.S. GOVERNMENT AGENCY NOTES—0.20%

Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	90,119	90,200
1.80%, 01/18/05	(3)	59,865	59,820
1.80%, 01/19/05	(3)	64,371	64,319
2.06%, 05/31/05	(3)	64,182	63,638
Federal National Mortgage Association
2.33%, 07/22/05	(3)	193,112	190,619

			468,596

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,051,437)			23,051,437

TOTAL INVESTMENTS IN SECURITIES — 109.61% (Cost: $225,055,980)	(7)		260,873,381
Other Assets, Less Liabilities — (9.61%)			(22,864,815)

NET ASSETS — 100.00%			$238,008,566

ADR - American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $225,150,281. Net unrealized appreciation aggregated $35,723,100, of which $35,723,100 represented gross unrealized appreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.75%

AUSTRALIA—4.55%
AMP Ltd.		24,339	$138,516
Australia and New Zealand Banking Group Ltd.		23,772	383,692
AXA Asia Pacific Holdings Ltd.		18,069	58,074
Commonwealth Bank of Australia		17,537	441,287
General Property Trust		21,625	63,400
Insurance Australia Group Ltd.		20,445	103,053
Lend Lease Corp. Ltd.		6,422	66,703
Macquarie Bank Ltd.		2,511	91,529
Mirvac Group		7,506	28,831
National Australia Bank Ltd.		20,957	473,460
Promina Group Ltd.		11,267	47,694
QBE Insurance Group Ltd.		8,702	104,710
St. George Bank Ltd.		5,016	99,284
Stockland Trust Group		16,359	76,815
Suncorp-Metway Ltd.		6,270	85,424
Westfield Group	(2)	17,556	226,112
Westpac Banking Corp.		25,289	386,371

			2,874,955

BELGIUM—1.50%
Algemene Maatschappij voor Nijverheidskredit NV		1,235	126,572
Dexia Group	(1)	9,424	216,738
Fortis		15,580	430,954
Groupe Bruxelles Lambert SA		836	68,066
KBC Bankverzekeringsholding NV	(1)	1,406	107,977

			950,307

BRAZIL—0.37%
Banco Bradesco SA ADR		3,648	91,419
Banco Itau Holding Financiera SA ADR		1,330	99,976
Unibanco - Uniao de Bancos Brasileiros SA GDR		1,330	42,188

			233,583

CANADA—4.36%
Bank of Montreal		6,422	309,590
Bank of Nova Scotia		13,148	446,625
Brascan Corp. Class A		2,508	90,323
Canadian Imperial Bank of Commerce		4,712	284,061
Manulife Financial Corp.		2,192	101,270
Manulife Financial Corp.		7,688	355,477
National Bank of Canada		2,185	90,380
Royal Bank of Canada		8,531	457,469
Sun Life Financial Inc.		7,714	258,496
Toronto-Dominion Bank		8,683	361,771

			2,755,462

CHILE—0.11%
Banco de Chile ADR		724	27,765
Banco Santander Chile SA ADR		1,142	38,668

			66,433

DENMARK—0.30%
Danske Bank A/S		6,213	190,447

			190,447

FRANCE—3.26%
Assurances Generales de France	(1)	988	73,794
AXA	(1)	19,114	472,329
BNP Paribas SA	(1)	10,279	744,693
Credit Agricole SA	(1)	9,101	274,626
Societe Generale Class A		4,902	496,064

			2,061,506

GERMANY—3.06%
Allianz AG	(1)	4,356	577,879
Bayerische Hypo-Und Vereinsbank AG	(2)	7,621	172,993
Commerzbank AG	(1) (2)	5,890	121,371
Deutsche Bank AG	(1)	7,087	629,228
Deutsche Boerse AG		1,140	68,614
Hypo Real Estate Holding AG	(1) (2)	1,467	60,818
MLP AG	(1)	874	17,333
Muenchener Rueckversicherungs-Gesellschaft AG	(1)	2,337	287,320

			1,935,556

GREECE—0.21%
National Bank of Greece SA ADR		20,127	135,857

			135,857

HONG KONG—1.12%
BOC Hong Kong Holdings Ltd.	(1)	47,500	90,750
Cheung Kong (Holdings) Ltd.		19,000	189,445
Hang Seng Bank Ltd.		11,400	158,401
Sun Hung Kai Properties Ltd.		19,000	190,056
Swire Pacific Ltd. Class A		9,500	79,445

			708,097

IRELAND—0.67%
Allied Irish Banks PLC		10,906	226,362
Bank of Ireland		11,842	197,179

			423,541

ITALY—3.39%
Alleanza Assicurazioni SpA	(1)	6,973	97,340
Assicurazioni Generali SpA	(1)	14,326	486,231
Banca Fideuram SpA	(1)	5,814	30,109
Banca Intesa SpA	(1)	58,729	282,589
Banca Monte dei Paschi di Siena SpA	(1)	14,535	51,861
Banca Nazionale del Lavoro SpA	(1) (2)	25,408	75,806
Banche Popolari Unite SCRL		4,085	83,066
Banco Popolare di Verona e Novara SCRL	(1)	4,066	82,680
Capitalia SpA	(1)	23,978	109,835
FinecoGroup SpA	(2)	2,115	16,329
Mediobanca SpA	(1)	7,392	119,667
Mediolanum SpA	(1)	3,819	27,356
Riunione Adriatica di Sicurta SpA	(1)	4,408	99,700
Sanpaolo IMI SpA	(1)	15,594	224,679
Unicredito Italiano SpA	(1)	62,092	357,006

			2,144,254

JAPAN—5.20%
Acom Co. Ltd.		1,330	99,552
Credit Saison Co. Ltd.		1,900	69,162
Daiwa Securities Group Inc.		19,000	137,211
Millea Holdings Inc.		19	281,839

Mitsubishi Estate Co. Ltd.		19,000	222,504
Mitsubishi Tokyo Financial Group Inc.		38	385,674
Mitsui Fudosan Co. Ltd.		19,000	230,848
Mitsui Sumitomo Insurance Co. Ltd.		19,000	165,024
Mizuho Financial Group Inc.		76	382,707
Nikko Cordial Corp.		19,000	100,683
Nomura Holdings Inc.		19,000	277,018
Promise Co. Ltd.		950	67,864
Sompo Japan Insurance Inc.		19,000	193,579
Sumitomo Mitsui Financial Group Inc.		38	276,276
T&D Holdings Inc.	(2)	1,900	90,856
Takefuji Corp.		1,140	77,098
UFJ Holdings Inc.	(2)	38	230,292

			3,288,187

NETHERLANDS—2.50%
ABN AMRO Holding NV		20,558	544,618
Aegon NV		16,303	222,263
ING Groep NV		26,885	813,457

			1,580,338

SINGAPORE—0.80%
DBS Group Holdings Ltd.		19,000	187,393
Oversea-Chinese Banking Corp. Ltd.		19,000	157,131
United Overseas Bank Ltd.		19,000	160,622

			505,146

SOUTH KOREA—0.34%
Kookmin Bank ADR	(1) (2)	5,472	213,846

			213,846

SPAIN—3.17%
Banco Bilbao Vizcaya Argentaria SA	(1)	44,327	786,282
Banco Popular Espanol SA	(1)	2,679	176,609
Banco Santander Central Hispano SA	(1)	79,306	984,184
Bankinter SA	(1)	1,121	59,715

			2,006,790

SWEDEN—1.28%
ForeningsSparbanken AB	(1)	4,750	118,296
Nordea AB	(1)	29,906	301,517
Skandia Forsakrings AB	(1)	12,920	64,353
Skandinaviska Enskilda Banken AB Class A	(1)	6,897	133,365
Svenska Handelsbanken AB Class A		7,391	192,410

			809,941

SWITZERLAND—3.81%
Baloise Holding Registered		836	38,598
Credit Suisse Group	(2)	14,497	609,407
Swiss Life Holding	(2)	323	47,011
Swiss Re		4,199	299,480
UBS AG Registered		13,129	1,100,915
Zurich Financial Services AG	(2)	1,862	310,470

			2,405,881

UNITED KINGDOM—12.88%
Alliance & Leicester PLC		5,795	101,467
AMVESCAP PLC		9,006	55,460
Aviva PLC		27,930	336,751
Barclays PLC	(3)	81,757	919,816
British Land Co. PLC		7,049	121,259
Hammerson PLC		3,971	66,214
HBOS PLC		49,875	812,002
HSBC Holdings PLC		141,189	2,382,694

Land Securities Group PLC		6,007	161,460
Legal & General Group PLC		82,593	174,427
Lloyds TSB Group PLC		70,471	639,956
Man Group PLC		3,572	100,948
Northern Rock PLC		5,586	83,812
Old Mutual PLC		47,519	120,882
Provident Financial PLC		2,983	38,486
Prudential Corp. PLC		30,632	266,411
Royal & Sun Alliance Insurance Group PLC		38,057	56,626
Royal Bank of Scotland Group PLC		37,658	1,266,689
Schroders PLC		2,185	31,504
Slough Estates PLC		5,738	60,590
Standard Chartered PLC		12,616	234,585
3i Group PLC		8,569	109,568

			8,141,607

UNITED STATES—46.87%
ACE Ltd.		3,591	153,515
AFLAC Inc.		6,517	259,637
Allstate Corp. (The)		8,759	453,015
Ambac Financial Group Inc.		1,463	120,156
American Express Co.	(1)	16,188	912,518
American International Group Inc.		32,965	2,164,812
AmSouth Bancorp		4,161	107,770
AON Corp.	(1)	4,123	98,375
Apartment Investment & Management Co. Class A		950	36,613
Archstone-Smith Trust		2,508	96,056
Bank of America Corp.		51,148	2,403,445
Bank of New York Co. Inc. (The)		10,070	336,539
BB&T Corp.		6,954	292,416
Bear Stearns Companies Inc. (The)		1,311	134,128
Capital One Financial Corp.	(1)	3,135	263,998
Chubb Corp.		2,356	181,176
Cincinnati Financial Corp.		2,204	97,549
CIT Group Inc.		2,501	114,596
Citigroup Inc.		65,759	3,168,269
Comerica Inc.		2,299	140,285
Compass Bancshares Inc.		1,558	75,828
Countrywide Financial Corp.		7,068	261,587
E*TRADE Financial Corp.	(2)	4,807	71,865
Equity Office Properties Trust		5,320	154,918
Equity Residential		3,800	137,484
Federal Home Loan Mortgage Corp.	(1)	8,835	651,139
Federal National Mortgage Association		12,331	878,091
Federated Investors Inc. Class B		1,482	45,053
Fifth Third Bancorp		7,315	345,853
First Horizon National Corp.	(1)	1,425	61,432
Franklin Resources Inc.		3,154	219,676
Golden West Financial Corp.		4,028	247,400
Goldman Sachs Group Inc. (The)		6,042	628,610
Hartford Financial Services Group Inc.		3,534	244,942
Huntington Bancshares Inc.		2,945	72,977
Janus Capital Group Inc.		3,078	51,741
Jefferson-Pilot Corp.	(1)	1,843	95,762
JP Morgan Chase & Co.		45,182	1,762,550
KeyCorp		5,339	180,992
Lehman Brothers Holdings Inc.		3,382	295,857
Lincoln National Corp.		2,090	97,561
Loews Corp.		2,432	170,970
M&T Bank Corp.	(1)	1,444	155,721
Marsh & McLennan Companies Inc.		6,669	219,410
Marshall & Ilsley Corp.		2,641	116,732
MBIA Inc.		1,710	108,209
MBNA Corp.		16,397	462,231

Mellon Financial Corp.		5,814	180,874
Merrill Lynch & Co. Inc.	(1)	11,784	704,330
MetLife Inc.		9,538	386,384
MGIC Investment Corp.		1,121	77,248
Moody’s Corp.		1,786	155,114
Morgan Stanley	(1)	14,041	779,556
National City Corp.	(1)	8,740	328,187
North Fork Bancorp Inc.		5,206	150,193
Northern Trust Corp.		3,059	148,606
Plum Creek Timber Co. Inc.		2,508	96,408
PNC Financial Services Group		3,591	206,267
Principal Financial Group Inc.	(1)	4,161	170,351
Progressive Corp. (The)		2,622	222,450
ProLogis		2,318	100,439
Providian Financial Corp.	(2)	3,800	62,586
Prudential Financial Inc.		6,517	358,174
Regions Financial Corp.	(1)	6,213	221,121
SAFECO Corp.	(1)	1,691	88,338
Schwab (Charles) Corp. (The)		17,708	211,788
Simon Property Group Inc.		2,698	174,480
SLM Corp.		5,605	299,251
Sovereign Bancorp Inc.		4,408	99,400
St. Paul Travelers Companies Inc.		8,607	319,061
State Street Corp.		4,446	218,388
SunTrust Banks Inc.		4,370	322,856
Synovus Financial Corp.		4,142	118,378
T. Rowe Price Group Inc.		1,482	92,180
Torchmark Corp.		1,406	80,339
U.S. Bancorp		23,864	747,420
UNUMProvident Corp.	(1)	3,952	70,899
Wachovia Corp.	(1)	20,311	1,068,359
Washington Mutual Inc.	(1)	11,172	472,352
Wells Fargo & Co.		21,489	1,335,541
XL Capital Ltd. Class A		1,767	137,208
Zions Bancorporation		1,254	85,310

			29,639,295

TOTAL COMMON STOCKS (Cost: $54,204,305)			63,071,029

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.86%

COMMERCIAL PAPER—2.42%
Alpine Securitization Corp.
2.28%, 01/06/05	(4)	$16,997	16,994
Amsterdam Funding Corp.
2.25%, 01/04/05	(4)	8,499	8,498
2.33%, 01/10/05	(4)	16,997	16,990
Barton Capital Corp.
2.27%, 01/04/05	(4)	34,793	34,791
2.27%, 01/10/05	(4)	37,801	37,784
2.30%, 01/21/05	(4)	13,742	13,726
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(4)	41,644	41,639
2.29%, 01/07/05	(4)	33,994	33,986
Cantabric Finance LLC
2.27%, 01/03/05	(4)	17,677	17,677
2.28%, 01/03/05	(4)	19,717	19,717
2.38%, 01/20/05	(4)	33,994	33,956
Chariot Funding LLC
2.31%, 01/11/05	(4)	25,908	25,895

Corporate Asset Funding
2.21%, 02/07/05	(4)	25,496	25,441
2.26%, 02/03/05	(4)	33,994	33,928
CRC Funding LLC
2.21%, 02/07/05	(4)	8,499	8,480
Den Danske Bank NY
2.25%, 01/03/05	(4)	8,499	8,499
DEPFA Bank PLC
2.28%, 05/03/05	(4)	16,997	16,868
Edison Asset Securitization
2.26%, 05/04/05	(4)	42,493	42,170
Fairway Finance Corp.
2.55%, 01/03/05	(4)	32,779	32,779
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(4)	6,799	6,795
2.30%, 02/02/05	(4)	33,994	33,929
2.31%, 01/11/05	(4)	34,407	34,389
2.33%, 01/12/05	(4)	15,846	15,837
Ford Credit Auto Receivables
1.85%, 01/14/05	(4)	16,997	16,988
2.28%, 04/27/05	(4)	25,496	25,312
Fortis Funding LLC
2.35%, 05/09/05	(4)	47,592	47,201
Gemini Securitization Corp.
2.31%, 01/10/05	(4)	16,997	16,990
General Electric Capital Corp.
2.24%, 02/02/05	(4)	101,983	101,793
2.26%, 01/05/05	(4)	33,994	33,990
2.29%, 01/24/05	(4)	8,499	8,487
Georgetown Funding Co. LLC
2.27%, 01/20/05	(4)	11,898	11,885
2.38%, 01/19/05	(4)	13,598	13,583
GIRO Funding US Corp.
2.20%, 02/08/05	(4)	18,875	18,833
2.30%, 02/02/05	(4)	8,499	8,482
2.33%, 02/03/05	(4)	8,499	8,482
Grampian Funding LLC
2.27%, 02/01/05	(4)	25,496	25,449
Jupiter Securitization Corp.
2.30%, 01/10/05	(4)	14,159	14,153
2.30%, 02/01/05	(4)	16,997	16,966
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(4)	28,606	28,589
Liberty Street Funding Corp.
2.31%, 01/10/05	(4)	19,743	19,734
Mont Blanc Capital Corp.
2.27%, 01/07/05	(4)	11,596	11,593
2.32%, 01/10/05	(4)	17,482	17,474
Mortgage Interest Networking Trust
2.24%, 02/01/05	(4)	22,096	22,057
Nationwide Building Society
2.21%, 02/10/05	(4)	33,994	33,915
New Center Asset Trust
2.25%, 02/02/05	(4)	31,955	31,895
Park Avenue Receivables Corp.
2.31%, 01/19/05	(4)	17,065	17,047
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(4)	16,997	16,980
2.30%, 02/02/05	(4)	16,997	16,965
2.34%, 01/20/05	(4)	25,496	25,468
Scaldis Capital LLC
2.28%, 01/07/05	(4)	30,595	30,587
Solitaire Funding Ltd.
2.28%, 01/04/05	(4)	20,439	20,438

2.28%, 02/02/05	(4)	21,670	21,629
Sydney Capital Corp.
2.25%, 01/18/05	(4)	16,997	16,981
2.29%, 01/06/05	(4)	24,993	24,988
Tulip Funding Corp.
2.25%, 01/14/05	(4)	16,997	16,986
2.35%, 01/13/05	(4)	49,525	49,493
2.36%, 01/24/05	(4)	33,994	33,948
UBS Finance (Delaware)
2.33%, 01/04/05	(4)	67,989	67,985
Variable Funding Capital Corp.
2.26%, 01/05/05	(4)	16,997	16,995
2.30%, 01/07/05	(4)	16,997	16,993
2.32%, 01/14/05	(4)	16,997	16,985
Yorktown Capital LLC
2.32%, 01/10/05	(4)	16,997	16,990
2.34%, 01/13/05	(4)	8,499	8,493

			1,530,570

FLOATING RATE NOTES—3.44%
American Express Credit Corp.
2.43%, 10/26/05	(4)	67,989	68,017
Bank of Nova Scotia
2.34%, 09/26/05	(4)	8,499	8,496
Beta Finance Inc.
2.27%, 05/04/05	(4) (5)	20,397	20,395
2.32%, 09/23/05	(4) (5)	30,595	30,586
2.32%, 09/27/05	(4) (5)	27,196	27,188
2.44%, 03/15/05	(4) (5)	16,997	17,000
2.47%, 10/27/05	(4) (5)	32,295	32,324
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(4)	50,992	50,980
2.34%, 12/14/05	(4)	30,595	30,586
2.36%, 10/31/05	(4)	33,994	33,987
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(4)	60,170	60,170
CC USA Inc.
2.06%, 07/29/05	(4) (5)	33,994	33,989
2.27%, 05/04/05	(4) (5)	33,994	33,992
Commodore CDO Ltd.
2.55%, 12/12/05	(4)	8,499	8,499
Den Danske Bank NY
2.32%, 08/12/05	(4)	33,994	33,988
2.33%, 10/17/05	(4)	33,994	33,987
2.35%, 08/26/05	(4)	33,994	33,988
DEPFA Bank PLC
2.47%, 09/15/05	(4)	33,994	33,994
Dorada Finance Inc.
2.06%, 07/29/05	(4) (5)	28,215	28,211
Fairway Finance LLC
2.35%, 03/14/05	(4)	33,994	33,994
2.37%, 01/20/05	(4)	16,997	16,997
Fifth Third Bancorp
2.38%, 11/23/05	(4) (5)	67,989	67,989
Five Finance Inc.
2.37%, 04/29/05	(4) (5)	27,196	27,195
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(4)	19,498	19,498
HBOS Treasury Services PLC
2.55%, 04/22/05	(4)	33,994	33,994
K2 USA LLC
2.05%, 07/25/05	(4) (5)	16,997	16,995
2.33%, 06/10/05	(4) (5)	33,994	33,993
2.33%, 09/12/05	(4) (5)	33,994	33,990

2.39%, 10/20/05	(4) (5)	33,994	33,995
Links Finance LLC
2.12%, 04/25/05	(4)	33,994	34,001
2.35%, 04/15/05	(4) (5)	33,994	33,993
2.36%, 11/16/05	(4) (5)	16,997	16,994
National City Bank (Ohio)
2.29%, 08/09/05	(4)	33,994	33,989
2.35%, 06/23/05	(4)	33,994	33,990
2.36%, 06/10/05	(4)	16,997	17,000
Nationwide Building Society
2.40%, 01/06/06	(4) (5)	33,994	33,994
2.58%, 01/27/06	(4) (5)	57,791	57,797
Norddeutsche Landesbank
2.04%, 07/27/05	(4)	33,994	33,988
Northern Rock PLC
2.02%, 01/13/05	(4)	32,295	32,295
2.39%, 10/25/05	(4)	67,989	67,989
Permanent Financing PLC
2.32%, 03/10/05	(4)	33,994	33,994
2.34%, 09/12/05	(4)	42,493	42,493
2.35%, 06/10/05	(4)	15,298	15,298
Sedna Finance Inc.
2.37%, 01/10/06	(4)	6,799	6,797
Sigma Finance Inc.
2.01%, 01/09/06	(4)	33,994	33,987
2.28%, 12/06/05	(4) (5)	33,994	33,985
2.34%, 10/07/05	(4) (5)	11,898	11,895
2.39%, 08/17/05	(4)	16,997	16,998
2.39%, 09/15/05	(4)	42,493	42,496
2.47%, 11/28/05	(4) (5)	33,994	34,022
Tango Finance Corp.
2.24%, 05/17/05	(4) (5)	28,215	28,215
2.30%, 04/07/05	(4) (5)	12,476	12,476
2.33%, 02/25/05	(4) (5)	19,037	19,036
2.36%, 01/18/05	(4) (5)	14,958	14,958
2.37%, 09/15/05	(4) (5)	29,915	29,912
2.39%, 07/25/05	(4) (5)	33,994	33,993
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(4)	50,992	50,992
2.40%, 01/25/05	(4)	50,992	50,992
WhistleJacket Capital LLC
2.32%, 12/08/05	(4) (5)	22,096	22,094
2.36%, 07/15/05	(4) (5)	25,496	25,493
2.36%, 09/15/05	(4)	25,496	25,492
2.36%, 10/14/05	(4) (5)	16,997	16,996
2.38%, 01/17/06	(4) (5)	11,898	11,898
2.45%, 06/15/05	(4) (5)	16,997	16,996
White Pine Finance LLC
2.02%, 07/11/05	(4)	8,499	8,498
2.24%, 11/01/05	(4) (5)	17,337	17,333
2.27%, 07/05/05	(4)	16,997	16,995
2.29%, 05/20/05	(4)	15,298	15,297
2.35%, 04/15/05	(4) (5)	25,496	25,494
2.37%, 06/15/05	(4) (5)	13,938	13,938
2.37%, 01/13/06	(4) (5)	33,994	33,991
2.38%, 03/29/05	(4)	14,618	14,617
2.38%, 06/28/05	(4)	22,776	22,774
2.38%, 08/26/05	(4) (5)	16,997	16,995
Winston Funding Ltd.
2.16%, 01/23/05	(4) (5)	24,272	24,272

			2,176,759

MEDIUM-TERM NOTES—0.17%
CC USA Inc.
1.29%, 04/15/05	(4) (5)	33,994	33,994
1.51%, 02/15/05	(4) (5)	22,096	22,100
Dorada Finance Inc.
1.48%, 01/18/05	(4) (5)	25,496	25,496
K2 USA LLC
1.46%, 01/12/05	(4) (5)	16,997	16,998
WhistleJacket Capital LLC
1.32%, 02/04/05	(4) (5)	8,499	8,498

			107,086

MONEY MARKET FUNDS—1.62%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (4)	135,978	135,978
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (4)	530,025	530,025
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (4)	339,945	339,945
BlackRock Temp Cash Money Market Fund	(4)	6,340	6,340
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(4)	12,827	12,827

			1,025,115

REPURCHASE AGREEMENTS—0.81%
Goldman Sachs & Co.
2.29%, 01/03/05	(4) (6)	$339,945	339,945
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(4) (6)	169,972	169,972

			509,917

TIME DEPOSITS—1.20%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(4)	33,994	33,994
1.33%, 02/10/05	(4)	16,997	16,997
1.39%, 02/02/05	(4)	16,997	16,997
1.39%, 04/08/05	(4)	23,796	23,795
2.63%, 01/04/05	(4)	33,994	33,994
Bank of America N.A.
1.50%, 01/03/05	(4)	34,786	34,786
Credit Suisse First Boston
2.34%, 01/14/05	(4)	50,992	50,992
Fifth Third Bancorp
2.18%, 01/03/05	(4)	33,994	33,994
HBOS Treasury Services PLC
1.24%, 04/01/05	(4)	21,756	21,756
Natexis Banques
2.32%, 02/02/05	(4)	8,499	8,499
National City Bank (Ohio)
1.25%, 01/06/05	(4)	33,994	33,995
Norddeutsche Landesbank
2.11%, 06/07/05	(4)	33,994	33,992
Toronto-Dominion Bank
1.22%, 03/23/05	(4)	59,490	59,489
1.34%, 02/10/05	(4)	13,598	13,598
1.77%, 05/10/05	(4)	16,997	16,997
1.90%, 05/11/05	(4)	16,997	16,997
2.25%, 01/31/05	(4)	16,997	16,997
2.30%, 05/12/05	(4)	8,499	8,496
2.66%, 11/09/05	(4)	33,994	33,990
UBS Finance (Connecticut)
2.32%, 01/07/05	(4)	33,994	33,995
2.67%, 11/09/05	(4)	13,598	13,597
Washington Mutual Bank
2.27%, 02/02/05	(4)	13,598	13,598
2.35%, 02/02/05	(4)	54,391	54,391

Wells Fargo Bank N.A.
2.34%, 01/26/05	(4)	135,978	135,978

			761,914

U.S. GOVERNMENT AGENCY NOTES—0.20%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(4)	23,796	23,817
1.80%, 01/18/05	(4)	15,807	15,796
1.80%, 01/19/05	(4)	16,997	16,984
2.06%, 05/31/05	(4)	16,947	16,804
Federal National Mortgage Association
2.33%, 07/22/05	(4)	50,992	50,333

			123,734

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,235,095)			6,235,095

TOTAL INVESTMENTS IN SECURITIES — 109.61% (Cost: $60,439,400)	(7)		69,306,124
Other Assets, Less Liabilities — (9.61%)			(6,074,469)

NET ASSETS — 100.00%			$63,231,655

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(4)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(5)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $60,507,567. Net unrealized appreciation aggregated $8,798,557, of which $9,030,462 represented gross unrealized appreciation on securities and $231,905 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.79%

AUSTRALIA—0.37%
CSL Ltd.		18,642	$427,444
Mayne Group Ltd.		80,740	269,624

			697,068

CANADA—0.21%
Biovail Corp.	(2)	12,246	202,269
MDS Inc.		13,572	191,208

			393,477

DENMARK—0.67%
Novo Nordisk A/S Class B		23,244	1,269,967

			1,269,967

FRANCE—3.94%
Essilor International SA	(1)	8,596	673,589
Sanofi-Aventis	(1)	85,301	6,817,589

			7,491,178

GERMANY—1.04%
Altana AG	(1)	7,098	448,726
Fresenius Medical Care AG	(1)	3,526	283,777
Schering AG	(1)	16,712	1,249,595

			1,982,098

IRELAND—0.50%
Elan Corp. PLC	(2)	35,802	955,758

			955,758

JAPAN—4.19%
Daiichi Pharmaceutical Co. Ltd.		23,400	505,816
Eisai Co. Ltd.		23,400	769,571
Fujisawa Pharmaceutical Co. Ltd.		23,400	640,548
Sankyo Co. Ltd.		39,000	881,087
Takeda Pharmaceutical Co. Ltd.		70,200	3,535,005
Terumo Corp.		15,600	420,181
Yamanouchi Pharmaceutical Co. Ltd.		31,200	1,214,873

			7,967,081

SWITZERLAND—10.21%
Novartis AG		225,186	11,347,426
Roche Holding AG Bearer		2,289	301,952
Roche Holding AG Genusschein		64,818	7,461,680
Serono SA		468	308,268

			19,419,326

UNITED KINGDOM—10.28%
AstraZeneca PLC		152,334	5,524,684
GlaxoSmithKline PLC		540,852	12,689,025
Shire Pharmaceuticals Group PLC		46,878	492,306
Smith & Nephew PLC		81,666	835,694

			19,541,709

UNITED STATES—68.38%
Abbott Laboratories		143,754	6,706,125
Aetna Inc.		13,650	1,702,838
Allergan Inc.	(1)	12,714	1,030,724
AmerisourceBergen Corp.		10,374	608,746
Amgen Inc.	(2)	116,142	7,450,509
Applera Corp. - Applied Biosystems Group		18,408	384,911
Bard (C.R.) Inc.		10,452	668,719
Bausch & Lomb Inc.		4,992	321,784
Baxter International Inc.	(1)	57,564	1,988,261
Becton, Dickinson & Co.		23,946	1,360,133
Biogen Idec Inc.	(2)	30,582	2,037,067
Biomet Inc.		24,648	1,069,477
Boston Scientific Corp.	(2)	75,426	2,681,394
Bristol-Myers Squibb Co.	(1)	179,010	4,586,236
Cardinal Health Inc.		39,936	2,322,278
Caremark Rx Inc.	(1) (2)	40,170	1,583,903
CIGNA Corp.	(1)	10,608	865,295
Express Scripts Inc.	(2)	7,254	554,496
Fisher Scientific International Inc.	(2)	10,296	642,264
Forest Laboratories Inc.	(2)	30,186	1,354,144
Genzyme Corp.	(2)	21,060	1,222,954
Gilead Sciences Inc.	(2)	37,596	1,315,484
Guidant Corp.		29,016	2,092,054
HCA Inc.		39,936	1,595,843
Health Management Associates Inc. Class A	(1)	24,258	551,142
Hospira Inc.	(2)	15,456	517,776
Humana Inc.	(2)	12,012	356,636
IMS Health Inc.		23,244	539,493
Johnson & Johnson		271,440	17,214,725
King Pharmaceuticals Inc.	(2)	18,954	235,030
Laboratory Corp. of America Holdings	(2)	12,558	625,640
Lilly (Eli) & Co.		103,818	5,891,672
Manor Care Inc.		8,268	292,935
McKesson Corp.		28,236	888,305
Medco Health Solutions Inc.	(2)	22,698	944,237
MedImmune Inc.	(2)	20,592	558,249
Medtronic Inc.		111,852	5,555,689
Merck & Co. Inc.		203,268	6,533,034
Millipore Corp.	(2)	5,304	264,192
Mylan Laboratories Inc.	(1)	25,974	459,220
PerkinElmer Inc.		9,204	206,998
Pfizer Inc.		689,910	18,551,680
Quest Diagnostics Inc.		9,516	909,254
Schering-Plough Corp.		136,734	2,855,006
St. Jude Medical Inc.	(1) (2)	33,072	1,386,709
Stryker Corp.	(1)	37,752	1,821,534
Tenet Healthcare Corp.	(2)	36,582	401,670
Thermo Electron Corp.	(2)	8,502	256,675
UnitedHealth Group Inc.		58,578	5,156,621
Waters Corp.	(2)	9,672	452,553
Watson Pharmaceuticals Inc.	(2)	7,488	245,681
WellPoint Inc.	(2)	27,534	3,166,410
Wyeth		122,538	5,218,893
Zimmer Holdings Inc.	(2)	22,932	1,837,312

			130,040,610

TOTAL COMMON STOCKS (Cost: $184,697,061)			189,758,272

SHORT-TERM INVESTMENTS—6.52%

COMMERCIAL PAPER—1.61%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$34,054	34,048
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	17,027	17,026
2.33%, 01/10/05	(3)	34,054	34,039
Barton Capital Corp.
2.27%, 01/04/05	(3)	69,709	69,705
2.27%, 01/10/05	(3)	75,734	75,700
2.30%, 01/21/05	(3)	27,532	27,500
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	83,434	83,424
2.29%, 01/07/05	(3)	68,108	68,091
Cantabric Finance LLC
2.27%, 01/03/05	(3)	35,416	35,416
2.28%, 01/03/05	(3)	39,503	39,503
2.38%, 01/20/05	(3)	68,108	68,032
Chariot Funding LLC
2.31%, 01/11/05	(3)	51,907	51,881
Corporate Asset Funding
2.21%, 02/07/05	(3)	51,081	50,972
2.26%, 02/03/05	(3)	68,108	67,976
CRC Funding LLC
2.21%, 02/07/05	(3)	17,027	16,991
Den Danske Bank NY
2.25%, 01/03/05	(3)	17,027	17,027
DEPFA Bank PLC
2.28%, 05/03/05	(3)	34,054	33,796
Edison Asset Securitization
2.26%, 05/04/05	(3)	85,135	84,489
Fairway Finance Corp.
2.55%, 01/03/05	(3)	65,673	65,673
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	13,622	13,613
2.30%, 02/02/05	(3)	68,108	67,978
2.31%, 01/11/05	(3)	68,935	68,899
2.33%, 01/12/05	(3)	31,747	31,729
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	34,054	34,035
2.28%, 04/27/05	(3)	51,081	50,712
Fortis Funding LLC
2.35%, 05/09/05	(3)	95,352	94,567
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	34,054	34,039
General Electric Capital Corp.
2.24%, 02/02/05	(3)	204,325	203,944
2.26%, 01/05/05	(3)	68,108	68,100
2.29%, 01/24/05	(3)	17,027	17,004
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	23,838	23,812
2.38%, 01/19/05	(3)	27,243	27,215
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	37,816	37,733
2.30%, 02/02/05	(3)	17,027	16,994
2.33%, 02/03/05	(3)	17,027	16,993
Grampian Funding LLC
2.27%, 02/01/05	(3)	51,081	50,988
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	28,368	28,356
2.30%, 02/01/05	(3)	34,054	33,991
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	57,312	57,278

Liberty Street Funding Corp.
2.31%, 01/10/05	(3)		39,555	39,537
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)		23,233	23,227
2.32%, 01/10/05	(3)		35,025	35,010
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)		44,270	44,191
Nationwide Building Society
2.21%, 02/10/05	(3)		68,108	67,949
New Center Asset Trust
2.25%, 02/02/05	(3)		64,022	63,902
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)		34,189	34,154
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)		34,054	34,019
2.30%, 02/02/05	(3)		34,054	33,989
2.34%, 01/20/05	(3)		51,081	51,025
Scaldis Capital LLC
2.28%, 01/07/05	(3)		61,298	61,283
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)		40,949	40,947
2.28%, 02/02/05	(3)		43,416	43,334
Sydney Capital Corp.
2.25%, 01/18/05	(3)		34,054	34,022
2.29%, 01/06/05	(3)		50,073	50,064
Tulip Funding Corp.
2.25%, 01/14/05	(3)		34,054	34,031
2.35%, 01/13/05	(3)		99,224	99,160
2.36%, 01/24/05	(3)		68,108	68,015
UBS Finance (Delaware)
2.33%, 01/04/05	(3)		136,217	136,208
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)		34,054	34,050
2.30%, 01/07/05	(3)		34,054	34,045
2.32%, 01/14/05	(3)		34,054	34,030
Yorktown Capital LLC
2.32%, 01/10/05	(3)		34,054	34,039
2.34%, 01/13/05	(3)		17,027	17,016

				3,066,516

FLOATING RATE NOTES—2.30%
American Express Credit Corp.
2.43%, 10/26/05	(3)		136,217	136,273
Bank of Nova Scotia
2.34%, 09/26/05	(3)		17,027	17,022
Beta Finance Inc.
2.27%, 05/04/05	(3	) (4)	40,865	40,862
2.32%, 09/23/05	(3	) (4)	61,298	61,280
2.32%, 09/27/05	(3	) (4)	54,487	54,471
2.44%, 03/15/05	(3	) (4)	34,054	34,060
2.47%, 10/27/05	(3	) (4)	64,703	64,761
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)		102,163	102,139
2.34%, 12/14/05	(3)		61,298	61,279
2.36%, 10/31/05	(3)		68,108	68,094
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)		120,552	120,552
CC USA Inc.
2.06%, 07/29/05	(3	) (4)	68,108	68,097
2.27%, 05/04/05	(3	) (4)	68,108	68,104
Commodore CDO Ltd.
2.55%, 12/12/05	(3)		17,027	17,027
Den Danske Bank NY
2.32%, 08/12/05	(3)		68,108	68,097

2.33%, 10/17/05	(3)		68,108	68,092
2.35%, 08/26/05	(3)		68,108	68,095
DEPFA Bank PLC
2.47%, 09/15/05	(3)		68,108	68,108
Dorada Finance Inc.
2.06%, 07/29/05	(3	) (4)	56,530	56,520
Fairway Finance LLC
2.35%, 03/14/05	(3)		68,108	68,108
2.37%, 01/20/05	(3)		34,054	34,054
Fifth Third Bancorp
2.38%, 11/23/05	(3	) (4)	136,217	136,217
Five Finance Inc.
2.37%, 04/29/05	(3	) (4)	54,487	54,485
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)		39,064	39,064
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)		68,108	68,108
K2 USA LLC
2.05%, 07/25/05	(3	) (4)	34,054	34,050
2.33%, 06/10/05	(3	) (4)	68,108	68,105
2.33%, 09/12/05	(3	) (4)	68,108	68,099
2.39%, 10/20/05	(3	) (4)	68,108	68,110
Links Finance LLC
2.12%, 04/25/05	(3)		68,108	68,122
2.35%, 04/15/05	(3	) (4)	68,108	68,105
2.36%, 11/16/05	(3	) (4)	34,054	34,048
National City Bank (Ohio)
2.29%, 08/09/05	(3)		68,108	68,096
2.35%, 06/23/05	(3)		68,108	68,099
2.36%, 06/10/05	(3)		34,054	34,059
Nationwide Building Society
2.40%, 01/06/06	(3	) (4)	68,108	68,108
2.58%, 01/27/06	(3	) (4)	115,784	115,798
Norddeutsche Landesbank
2.04%, 07/27/05	(3)		68,108	68,095
Northern Rock PLC
2.02%, 01/13/05	(3)		64,703	64,703
2.39%, 10/25/05	(3)		136,217	136,217
Permanent Financing PLC
2.32%, 03/10/05	(3)		68,108	68,108
2.34%, 09/12/05	(3)		85,135	85,135
2.35%, 06/10/05	(3)		30,649	30,649
Sedna Finance Inc.
2.37%, 01/10/06	(3)		13,622	13,618
Sigma Finance Inc.
2.01%, 01/09/06	(3)		68,108	68,094
2.28%, 12/06/05	(3	) (4)	68,108	68,089
2.34%, 10/07/05	(3	) (4)	23,838	23,832
2.39%, 08/17/05	(3)		34,054	34,056
2.39%, 09/15/05	(3)		85,135	85,141
2.47%, 11/28/05	(3	) (4)	68,108	68,164
Tango Finance Corp.
2.24%, 05/17/05	(3	) (4)	56,530	56,529
2.30%, 04/07/05	(3	) (4)	24,996	24,995
2.33%, 02/25/05	(3	) (4)	38,141	38,140
2.36%, 01/18/05	(3	) (4)	29,968	29,968
2.37%, 09/15/05	(3	) (4)	59,935	59,929
2.39%, 07/25/05	(3	) (4)	68,108	68,105
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)		102,163	102,163
2.40%, 01/25/05	(3)		102,163	102,163
WhistleJacket Capital LLC
2.32%, 12/08/05	(3	) (4)	44,270	44,264
2.36%, 07/15/05	(3	) (4)	51,081	51,076

2.36%, 09/15/05	(3)		51,081	51,075
2.36%, 10/14/05	(3	) (4)	34,054	34,052
2.38%, 01/17/06	(3	) (4)	23,838	23,838
2.45%, 06/15/05	(3	) (4)	34,054	34,051
White Pine Finance LLC
2.02%, 07/11/05	(3)		17,027	17,026
2.24%, 11/01/05	(3	) (4)	34,735	34,726
2.27%, 07/05/05	(3)		34,054	34,050
2.29%, 05/20/05	(3)		30,649	30,648
2.35%, 04/15/05	(3	) (4)	51,081	51,078
2.37%, 06/15/05	(3	) (4)	27,924	27,924
2.37%, 01/13/06	(3	) (4)	68,108	68,101
2.38%, 03/29/05	(3)		29,287	29,285
2.38%, 06/28/05	(3)		45,633	45,628
2.38%, 08/26/05	(3	) (4)	34,054	34,050
Winston Funding Ltd.
2.16%, 01/23/05	(3	) (4)	48,629	48,629

				4,361,162

MEDIUM-TERM NOTES—0.11%
CC USA Inc.
1.29%, 04/15/05	(3	) (4)	68,108	68,106
1.51%, 02/15/05	(3	) (4)	44,270	44,279
Dorada Finance Inc.
1.48%, 01/18/05	(3	) (4)	51,081	51,081
K2 USA LLC
1.46%, 01/12/05	(3	) (4)	34,054	34,055
WhistleJacket Capital LLC
1.32%, 02/04/05	(3	) (4)	17,027	17,027

				214,548

MONEY MARKET FUNDS—1.03%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3	) (5)	272,433	272,433
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3	) (5)	960,014	960,014
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3	) (5)	681,084	681,084
BlackRock Temp Cash Money Market Fund	(3)		12,702	12,702
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)		25,699	25,699

				1,951,932

REPURCHASE AGREEMENTS—0.54%
Goldman Sachs & Co.
2.29%, 01/03/05	(3	) (6)	$681,084	681,084
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3	) (6)	340,542	340,542

				1,021,626

TIME DEPOSITS—0.80%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)		68,108	68,108
1.33%, 02/10/05	(3)		34,054	34,054
1.39%, 02/02/05	(3)		34,054	34,054
1.39%, 04/08/05	(3)		47,676	47,675
2.63%, 01/04/05	(3)		68,108	68,108
Bank of America N.A.
1.50%, 01/03/05	(3)		69,694	69,695
Credit Suisse First Boston
2.34%, 01/14/05	(3)		102,163	102,163
Fifth Third Bancorp
2.18%, 01/03/05	(3)		68,108	68,108
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)		43,589	43,589

Natexis Banques
2.32%, 02/02/05	(3)	17,027	17,027
National City Bank (Ohio)
1.25%, 01/06/05	(3)	68,108	68,108
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	68,108	68,103
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	119,190	119,185
1.34%, 02/10/05	(3)	27,243	27,243
1.77%, 05/10/05	(3)	34,054	34,054
1.90%, 05/11/05	(3)	34,054	34,053
2.25%, 01/31/05	(3)	34,054	34,054
2.30%, 05/12/05	(3)	17,027	17,023
2.66%, 11/09/05	(3)	68,108	68,100
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	68,108	68,108
2.67%, 11/09/05	(3)	27,243	27,241
Washington Mutual Bank
2.27%, 02/02/05	(3)	27,243	27,243
2.35%, 02/02/05	(3)	108,973	108,972
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	272,433	272,433

			1,526,501

U.S. GOVERNMENT AGENCY NOTES—0.13%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	47,676	47,719
1.80%, 01/18/05	(3)	31,670	31,647
1.80%, 01/19/05	(3)	34,054	34,027
2.06%, 05/31/05	(3)	33,954	33,667
Federal National Mortgage Association
2.33%, 07/22/05	(3)	102,163	100,843

			247,903

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,390,188)			12,390,188

TOTAL INVESTMENTS IN SECURITIES — 106.31% (Cost: $197,087,249)	(7)		202,148,460
Other Assets, Less Liabilities — (6.31%)			(11,990,358)

NET ASSETS — 100.00%			$190,158,102

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund's investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $197,349,820. Net unrealized appreciation aggregated $4,798,640, of which $16,191,739 represented gross unrealized appreciation on securities and $11,393,099 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2004

Security			Shares	Value

COMMON STOCKS—99.95%

CANADA—1.73%
ATI Technologies Inc.	(1)		3,906	$75,828
Celestica Inc.	(1)		3,080	43,444
Cognos Inc.	(1)		1,260	55,547
Nortel Networks Corp.	(1)		63,224	219,515
Research in Motion Ltd.	(1)		2,744	226,226

				620,560

FINLAND—2.98%
Nokia OYJ			67,620	1,068,023

				1,068,023

FRANCE—1.69%
Alcatel SA	(1	) (2)	17,864	278,025
Cap Gemini SA	(1	) (2)	1,806	57,835
Dassault Systemes SA			756	38,124
Sagem SA	(2)		1,776	37,852
STMicroelectronics NV			9,982	194,701

				606,537

GERMANY—1.83%
Epcos AG	(1	) (2)	882	13,187
Infineon Technologies AG	(1)		9,268	100,528
SAP AG	(2)		3,038	542,603

				656,318

JAPAN—9.55%
Advantest Corp.	(2)		1,400	120,094
Canon Inc.			11,200	604,431
Fujitsu Ltd.			28,000	182,258
Hitachi Ltd.			42,000	291,012
Hoya Corp.			1,400	158,076
Konica Minolta Holdings Inc.			7,000	92,905
Kyocera Corp.			2,800	215,595
Murata Manufacturing Co. Ltd.			2,800	156,573
NEC Corp.			28,000	174,061
Nintendo Co. Ltd.			1,400	175,837
NTT Data Corp.			14	45,223
Ricoh Corp. Ltd.			14,000	270,108
Rohm Co. Ltd.			1,400	144,823
Softbank Corp.	(2)		4,200	204,528
TDK Corp.			1,400	103,699
Tokyo Electron Ltd.			2,800	172,421
Toshiba Corp.			42,000	180,345
Yahoo! Japan Corp.	(1)		26	124,837

				3,416,826

NETHERLANDS—0.32%
ASML Holding NV	(1)		7,098	113,942

				113,942

SOUTH KOREA—2.71%

Samsung Electronics Co. Ltd. GDR			4,424	968,856

				968,856

SWEDEN—1.95%
Telefonaktiebolaget LM Ericsson Class B	(1)		218,176	696,020

				696,020

TAIWAN—1.85%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR			55,244	469,022
United Microelectronics Corp. ADR	(1	) (2)	54,348	191,848

				660,870

UNITED KINGDOM—0.73%
ARM Holdings PLC			14,728	31,245
Dimension Data Holdings PLC	(1)		19,628	14,320
Electrocomponents PLC			7,000	38,268
LogicaCMG PLC			12,838	47,508
Misys PLC			9,338	37,514
Sage Group PLC			18,368	71,323
Spirent PLC	(1)		13,748	19,466

				259,644

UNITED STATES—74.61%
ADC Telecommunications Inc.	(1)		12,684	33,993
Adobe Systems Inc.			3,500	219,590
Advanced Micro Devices Inc.	(1)		5,670	124,853
Affiliated Computer Services Inc. Class A	(1)		1,722	103,647
Agilent Technologies Inc.	(1)		7,126	171,737
Altera Corp.	(1)		5,208	107,806
Analog Devices Inc.			5,320	196,414
Andrew Corp.	(1)		2,660	36,256
Apple Computer Inc.	(1)		6,048	389,491
Applied Materials Inc.	(1)		24,906	425,893
Applied Micro Circuits Corp.	(1)		4,984	20,983
Autodesk Inc.			3,528	133,888
Automatic Data Processing Inc.			8,400	372,540
Avaya Inc.	(1)		6,510	111,972
BMC Software Inc.	(1)		3,374	62,756
Broadcom Corp. Class A	(1)		4,816	155,460
CIENA Corp.	(1)		8,414	28,103
Cisco Systems Inc.	(1	) (2)	96,432	1,861,138
Citrix Systems Inc.	(1)		2,520	61,816
Computer Associates International Inc.			8,526	264,818
Computer Sciences Corp.	(1)		2,716	153,101
Compuware Corp.	(1)		6,006	38,859
Comverse Technology Inc.	(1)		3,010	73,594
Convergys Corp.	(1)		2,100	31,479
Corning Inc.	(1)		20,384	239,920
Dell Inc.	(1)		36,428	1,535,076
Electronic Arts Inc.	(1)		4,382	270,282
Electronic Data Systems Corp.			7,154	165,257
EMC Corp.	(1)		35,532	528,361
First Data Corp.			12,236	520,519
Fiserv Inc.	(1)		3,080	123,785
Freescale Semiconductor Inc. Class B	(1)		6,300	115,668
Gateway Inc.	(1)		5,684	34,161
Hewlett-Packard Co.			44,534	933,878
Intel Corp.			92,918	2,173,352
International Business Machines Corp.			24,248	2,390,368
Intuit Inc.	(1)		2,926	128,773
Jabil Circuit Inc.	(1)		3,136	80,219
JDS Uniphase Corp.	(1)		21,462	68,035
KLA-Tencor Corp.	(1	) (2)	3,038	141,510
Lexmark International Inc.	(1)		1,918	163,030

Linear Technology Corp.			4,634	179,614
LSI Logic Corp.	(1)		5,796	31,762
Lucent Technologies Inc.	(1	) (2)	66,808	251,198
Maxim Integrated Products Inc.			4,788	202,963
Mercury Interactive Corp.	(1)		1,330	60,581
Micron Technology Inc.	(1)		9,744	120,338
Microsoft Corp.			159,502	4,260,298
Molex Inc.			2,870	86,100
Motorola Inc.			35,252	606,334
National Semiconductor Corp.			5,390	96,750
NCR Corp.	(1)		1,526	105,645
Network Appliance Inc.	(1)		5,362	178,126
Novell Inc.	(1)		5,810	39,218
Novellus Systems Inc.			2,338	65,207
NVIDIA Corp.	(1)		2,198	51,785
Oracle Corp.	(1)		74,774	1,025,899
Parametric Technology Corp.	(1)		4,312	25,398
Paychex Inc.			5,768	196,573
PMC-Sierra Inc.	(1)		2,730	30,713
QLogic Corp.	(1)		1,512	55,536
QUALCOMM Inc.			24,276	1,029,302
Sabre Holdings Corp.			2,618	58,015
Sanmina-SCI Corp.	(1)		8,064	68,302
Scientific-Atlanta Inc.			2,170	71,632
Siebel Systems Inc.	(1)		7,364	77,322
Solectron Corp.	(1)		14,210	75,739
Sun Microsystems Inc.	(1)		49,336	265,428
SunGard Data Systems Inc.	(1)		4,228	119,779
Symantec Corp.	(1)		9,240	238,022
Symbol Technologies Inc.			3,738	64,667
Tektronix Inc.			1,554	46,946
Tellabs Inc.	(1)		6,650	57,124
Teradyne Inc.	(1	) (2)	2,870	48,991
Texas Instruments Inc.			25,466	626,973
Unisys Corp.	(1)		5,166	52,590
Veritas Software Corp.	(1)		6,454	184,262
Xerox Corp.	(1	) (2)	14,014	238,378
Xilinx Inc.			5,264	156,078
Yahoo! Inc.	(1)		20,048	755,409

				26,697,378

TOTAL COMMON STOCKS (Cost: $34,569,153)				35,764,974

Security			Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.27%

COMMERCIAL PAPER—1.70%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)		$6,742	6,741
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)		3,371	3,371
2.33%, 01/10/05	(3)		6,742	6,739
Barton Capital Corp.
2.27%, 01/04/05	(3)		13,801	13,800
2.27%, 01/10/05	(3)		14,993	14,987
2.30%, 01/21/05	(3)		5,451	5,444
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)		16,518	16,516
2.29%, 01/07/05	(3)		13,484	13,480
Cantabric Finance LLC
2.27%, 01/03/05	(3)		7,011	7,011

2.28%, 01/03/05	(3)	7,821	7,821
2.38%, 01/20/05	(3)	13,484	13,468
Chariot Funding LLC
2.31%, 01/11/05	(3)	10,276	10,271
Corporate Asset Funding
2.21%, 02/07/05	(3)	10,113	10,091
2.26%, 02/03/05	(3)	13,484	13,458
CRC Funding LLC
2.21%, 02/07/05	(3)	3,371	3,364
Den Danske Bank NY
2.25%, 01/03/05	(3)	3,371	3,371
DEPFA Bank PLC
2.28%, 05/03/05	(3)	6,742	6,691
Edison Asset Securitization
2.26%, 05/04/05	(3)	16,855	16,727
Fairway Finance Corp.
2.55%, 01/03/05	(3)	13,002	13,002
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	2,697	2,695
2.30%, 02/02/05	(3)	13,484	13,458
2.31%, 01/11/05	(3)	13,647	13,640
2.33%, 01/12/05	(3)	6,285	6,281
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	6,742	6,738
2.28%, 04/27/05	(3)	10,113	10,040
Fortis Funding LLC
2.35%, 05/09/05	(3)	18,877	18,722
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	6,742	6,739
General Electric Capital Corp.
2.24%, 02/02/05	(3)	40,451	40,375
2.26%, 01/05/05	(3)	13,484	13,482
2.29%, 01/24/05	(3)	3,371	3,367
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	4,719	4,714
2.38%, 01/19/05	(3)	5,393	5,388
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	7,487	7,470
2.30%, 02/02/05	(3)	3,371	3,364
2.33%, 02/03/05	(3)	3,371	3,364
Grampian Funding LLC
2.27%, 02/01/05	(3)	10,113	10,094
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	5,616	5,614
2.30%, 02/01/05	(3)	6,742	6,729
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	11,346	11,340
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	7,831	7,827
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	4,600	4,598
2.32%, 01/10/05	(3)	6,934	6,931
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	8,764	8,749
Nationwide Building Society
2.21%, 02/10/05	(3)	13,484	13,452
New Center Asset Trust
2.25%, 02/02/05	(3)	12,675	12,651
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	6,769	6,762
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	6,742	6,735
2.30%, 02/02/05	(3)	6,742	6,729
2.34%, 01/20/05	(3)	10,113	10,102

Scaldis Capital LLC
2.28%, 01/07/05	(3)	12,135	12,133
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	8,107	8,106
2.28%, 02/02/05	(3)	8,595	8,579
Sydney Capital Corp.
2.25%, 01/18/05	(3)	6,742	6,736
2.29%, 01/06/05	(3)	9,913	9,911
Tulip Funding Corp.
2.25%, 01/14/05	(3)	6,742	6,737
2.35%, 01/13/05	(3)	19,644	19,631
2.36%, 01/24/05	(3)	13,484	13,465
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	26,967	26,966
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	6,742	6,741
2.30%, 01/07/05	(3)	6,742	6,740
2.32%, 01/14/05	(3)	6,742	6,737
Yorktown Capital LLC
2.32%, 01/10/05	(3)	6,742	6,739
2.34%, 01/13/05	(3)	3,371	3,369

			607,093

FLOATING RATE NOTES—2.41%
American Express Credit Corp.
2.43%, 10/26/05	(3)	26,967	26,978
Bank of Nova Scotia
2.34%, 09/26/05	(3)	3,371	3,370
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	8,090	8,090
2.32%, 09/23/05	(3) (4)	12,135	12,132
2.32%, 09/27/05	(3) (4)	10,787	10,784
2.44%, 03/15/05	(3) (4)	6,742	6,743
2.47%, 10/27/05	(3) (4)	12,809	12,821
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	20,225	20,221
2.34%, 12/14/05	(3)	12,135	12,132
2.36%, 10/31/05	(3)	13,484	13,481
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	23,866	23,866
CC USA Inc.
2.06%, 07/29/05	(3) (4)	13,484	13,481
2.27%, 05/04/05	(3) (4)	13,484	13,483
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	3,371	3,371
Den Danske Bank NY
2.32%, 08/12/05	(3)	13,484	13,481
2.33%, 10/17/05	(3)	13,484	13,480
2.35%, 08/26/05	(3)	13,484	13,481
DEPFA Bank PLC
2.47%, 09/15/05	(3)	13,484	13,484
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	11,191	11,190
Fairway Finance LLC
2.35%, 03/14/05	(3)	13,484	13,484
2.37%, 01/20/05	(3)	6,742	6,742
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	26,967	26,967
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	10,787	10,787
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	7,734	7,734
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	13,484	13,484

K2 USA LLC
2.05%, 07/25/05	(3) (4)	6,742	6,741
2.33%, 06/10/05	(3) (4)	13,484	13,483
2.33%, 09/12/05	(3) (4)	13,484	13,482
2.39%, 10/20/05	(3) (4)	13,484	13,485
Links Finance LLC
2.12%, 04/25/05	(3)	13,484	13,486
2.35%, 04/15/05	(3) (4)	13,484	13,483
2.36%, 11/16/05	(3) (4)	6,742	6,741
National City Bank (Ohio)
2.29%, 08/09/05	(3)	13,484	13,481
2.35%, 06/23/05	(3)	13,484	13,482
2.36%, 06/10/05	(3)	6,742	6,743
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	13,484	13,484
2.58%, 01/27/06	(3) (4)	22,922	22,925
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	13,484	13,481
Northern Rock PLC
2.02%, 01/13/05	(3)	12,809	12,809
2.39%, 10/25/05	(3)	26,967	26,967
Permanent Financing PLC
2.32%, 03/10/05	(3)	13,484	13,484
2.34%, 09/12/05	(3)	16,855	16,855
2.35%, 06/10/05	(3)	6,068	6,068
Sedna Finance Inc.
2.37%, 01/10/06	(3)	2,697	2,696
Sigma Finance Inc.
2.01%, 01/09/06	(3)	13,484	13,481
2.28%, 12/06/05	(3) (4)	13,484	13,480
2.34%, 10/07/05	(3) (4)	4,719	4,718
2.39%, 08/17/05	(3)	6,742	6,742
2.39%, 09/15/05	(3)	16,855	16,856
2.47%, 11/28/05	(3) (4)	13,484	13,495
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	11,191	11,191
2.30%, 04/07/05	(3) (4)	4,948	4,948
2.33%, 02/25/05	(3) (4)	7,551	7,551
2.36%, 01/18/05	(3) (4)	5,933	5,933
2.37%, 09/15/05	(3) (4)	11,866	11,864
2.39%, 07/25/05	(3) (4)	13,484	13,483
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	20,225	20,225
2.40%, 01/25/05	(3)	20,225	20,225
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	8,764	8,763
2.36%, 07/15/05	(3) (4)	10,113	10,112
2.36%, 09/15/05	(3)	10,113	10,111
2.36%, 10/14/05	(3) (4)	6,742	6,741
2.38%, 01/17/06	(3) (4)	4,719	4,719
2.45%, 06/15/05	(3) (4)	6,742	6,741
White Pine Finance LLC
2.02%, 07/11/05	(3)	3,371	3,371
2.24%, 11/01/05	(3) (4)	6,877	6,875
2.27%, 07/05/05	(3)	6,742	6,741
2.29%, 05/20/05	(3)	6,068	6,067
2.35%, 04/15/05	(3) (4)	10,113	10,112
2.37%, 06/15/05	(3) (4)	5,528	5,528
2.37%, 01/13/06	(3) (4)	13,484	13,482
2.38%, 03/29/05	(3)	5,798	5,798
2.38%, 06/28/05	(3)	9,034	9,033
2.38%, 08/26/05	(3) (4)	6,742	6,741
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	9,627	9,627

			863,397

MEDIUM-TERM NOTES—0.12%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	13,484	13,483
1.51%, 02/15/05	(3) (4)	8,764	8,766
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	10,113	10,113
K2 USA LLC
1.46%, 01/12/05	(3) (4)	6,742	6,742
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	3,371	3,371

			42,475

MONEY MARKET FUNDS—1.49%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	53,935	53,935
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	336,810	336,810
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	134,836	134,836
BlackRock Temp Cash Money Market Fund	(3)	2,515	2,515
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	5,088	5,088

			533,184

REPURCHASE AGREEMENTS—0.57%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$134,836	134,836
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	67,418	67,418

			202,254

TIME DEPOSITS—0.84%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	13,484	13,484
1.33%, 02/10/05	(3)	6,742	6,742
1.39%, 02/02/05	(3)	6,742	6,742
1.39%, 04/08/05	(3)	9,439	9,438
2.63%, 01/04/05	(3)	13,484	13,484
Bank of America N.A.
1.50%, 01/03/05	(3)	13,798	13,798
Credit Suisse First Boston
2.34%, 01/14/05	(3)	20,225	20,225
Fifth Third Bancorp
2.18%, 01/03/05	(3)	13,484	13,484
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	8,630	8,629
Natexis Banques
2.32%, 02/02/05	(3)	3,371	3,371
National City Bank (Ohio)
1.25%, 01/06/05	(3)	13,484	13,484
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	13,484	13,483
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	23,596	23,595
1.34%, 02/10/05	(3)	5,393	5,393
1.77%, 05/10/05	(3)	6,742	6,742
1.90%, 05/11/05	(3)	6,742	6,742
2.25%, 01/31/05	(3)	6,742	6,742
2.30%, 05/12/05	(3)	3,371	3,370
2.66%, 11/09/05	(3)	13,484	13,482
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	13,484	13,484
2.67%, 11/09/05	(3)	5,393	5,394

Washington Mutual Bank
2.27%, 02/02/05	(3)	5,393	5,393
2.35%, 02/02/05	(3)	21,574	21,574
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	53,935	53,935

			302,210

U.S. GOVERNMENT AGENCY NOTES—0.14%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	9,439	9,447
1.80%, 01/18/05	(3)	6,270	6,265
1.80%, 01/19/05	(3)	6,742	6,736
2.06%, 05/31/05	(3)	6,722	6,665
Federal National Mortgage Association
2.33%, 07/22/05	(3)	20,225	19,964

			49,077
TOTAL SHORT-TERM INVESTMENTS (Cost: $2,599,690)			2,599,690

TOTAL INVESTMENTS IN SECURITIES — 107.22% (Cost: $37,168,843)	(7)		38,364,664
Other Assets, Less Liabilities — (7.22%)			(2,581,786)

NET ASSETS — 100.00%			$35,782,878

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $37,199,118. Net unrealized appreciation aggregated $1,165,546, of which $3,332,906 represented gross unrealized appreciation on securities and $2,167,360 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2004

Security		Shares	Value
COMMON STOCKS—99.62%

AUSTRALIA—2.07%
Telstra Corp. Ltd.		212,925	$819,537

			819,537

BRAZIL—0.56%
Brasil Telecom Participacoes SA ADR		1,610	61,421
Embratel Participacoes SA ADR	(1) (2)	1,410	14,833
Tele Norte Leste Participacoes SA ADR	(2)	8,700	146,769

			223,023

CANADA—2.95%
BCE Inc.		32,625	787,477
TELUS Corp.		12,570	379,990

			1,167,467

DENMARK—0.62%
TDC A/S ADR	(2)	11,625	247,380

			247,380

FRANCE—5.07%
Bouygues SA	(2)	8,100	374,337
France Telecom SA		49,365	1,634,541

			2,008,878

GERMANY—4.75%
Deutsche Telekom AG	(1)	83,265	1,884,413

			1,884,413

GREECE—0.42%
Hellenic Telecommunications Organization SA		19,005	167,244

			167,244

HONG KONG—1.65%
China Mobil Ltd.		172,500	584,787
China Unicom Ltd.		90,000	71,211

			655,998

ITALY—5.51%
Telecom Italia Mobile SpA	(2)	129,195	965,846
Telecom Italia SpA	(2)	297,660	1,217,829

			2,183,675

JAPAN—6.60%
Nippon Telegraph & Telephone Corp.		330	1,481,409
NTT DoCoMo Inc.		615	1,134,332

			2,615,741

MEXICO—2.59%
America Movil SA de CV ADR Series L		11,475	600,716
Telefonos de Mexico ADR		11,085	424,777

			1,025,493

NETHERLANDS—1.66%
Equant NV	(1)	3,660	18,904
Koninklijke KPN NV		67,425	640,615

			659,519

NEW ZEALAND—0.40%
Telecom Corp. of New Zealand Ltd.		36,330	160,052

			160,052

PORTUGAL—1.13%
Portugal Telecom SGPS ADR		36,480	449,069

			449,069

SOUTH KOREA—0.63%
SK Telecom Co. Ltd. ADR	(2)	11,175	248,644

			248,644

SPAIN—8.17%
Telefonica SA		171,885	3,238,177

			3,238,177

SWEDEN—1.00%
TeliaSonera AB	(2)	66,120	396,000

			396,000

SWITZERLAND—0.71%
Swisscom AG ADR	(2)	7,140	282,244

			282,244

UNITED KINGDOM—20.80%
BT Group PLC		297,780	1,160,567
Cable & Wireless PLC		81,930	187,577
mm02 PLC	(1)	303,495	715,240
Vodafone Group PLC		2,280,000	6,183,038

			8,246,422

UNITED STATES—32.33%
Alltel Corp.		10,650	625,794
AT&T Corp.		27,600	526,056
BellSouth Corp.		63,630	1,768,278
CenturyTel Inc.		4,665	165,468
Citizens Communications Co.		11,700	161,343
Nextel Communications Inc. Class A	(1)	38,550	1,156,500
Qwest Communications International Inc.	(1)	63,495	281,918
SBC Communications Inc.		115,065	2,965,225
Sprint Corp. (FON Group)		51,195	1,272,196
Verizon Communications Inc.	(2)	96,180	3,896,252

			12,819,030

TOTAL COMMON STOCKS (Cost: $36,436,395)			39,498,006

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.02%

COMMERCIAL PAPER—3.02%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$13,300	13,298
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	6,650	6,650
2.33%, 01/10/05	(3)	13,300	13,294

Barton Capital Corp.
2.27%, 01/04/05	(3)	27,225	27,224
2.27%, 01/10/05	(3)	29,578	29,565
2.30%, 01/21/05	(3)	10,753	10,740
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	32,586	32,582
2.29%, 01/07/05	(3)	26,600	26,594
Cantabric Finance LLC
2.27%, 01/03/05	(3)	13,832	13,832
2.28%, 01/03/05	(3)	15,428	15,429
2.38%, 01/20/05	(3)	26,600	26,570
Chariot Funding LLC
2.31%, 01/11/05	(3)	20,273	20,262
Corporate Asset Funding
2.21%, 02/07/05	(3)	19,950	19,907
2.26%, 02/03/05	(3)	26,600	26,549
CRC Funding LLC
2.21%, 02/07/05	(3)	6,650	6,636
Den Danske Bank NY
2.25%, 01/03/05	(3)	6,650	6,650
DEPFA Bank PLC
2.28%, 05/03/05	(3)	13,300	13,199
Edison Asset Securitization
2.26%, 05/04/05	(3)	33,250	32,998
Fairway Finance Corp.
2.55%, 01/03/05	(3)	25,649	25,649
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	5,320	5,317
2.30%, 02/02/05	(3)	26,600	26,549
2.31%, 01/11/05	(3)	26,923	26,909
2.33%, 01/12/05	(3)	12,399	12,392
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	13,300	13,293
2.28%, 04/27/05	(3)	19,950	19,806
Fortis Funding LLC
2.35%, 05/09/05	(3)	37,240	36,934
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	13,300	13,294
General Electric Capital Corp.
2.24%, 02/02/05	(3)	79,801	79,652
2.26%, 01/05/05	(3)	26,600	26,597
2.29%, 01/24/05	(3)	6,650	6,641
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	9,310	9,300
2.38%, 01/19/05	(3)	10,640	10,629
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	14,769	14,737
2.30%, 02/02/05	(3)	6,650	6,637
2.33%, 02/03/05	(3)	6,650	6,637
Grampian Funding LLC
2.27%, 02/01/05	(3)	19,950	19,914
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	11,080	11,075
2.30%, 02/01/05	(3)	13,300	13,275
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	22,384	22,370
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	15,448	15,441
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	9,074	9,072
2.32%, 01/10/05	(3)	13,679	13,673
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	17,290	17,259
Nationwide Building Society
2.21%, 02/10/05	(3)	26,600	26,538

New Center Asset Trust
2.25%, 02/02/05	(3)		25,004	24,957
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)		13,353	13,339
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)		13,300	13,286
2.30%, 02/02/05	(3)		13,300	13,275
2.34%, 01/20/05	(3)		19,950	19,928
Scaldis Capital LLC
2.28%, 01/07/05	(3)		23,940	23,934
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)		15,993	15,992
2.28%, 02/02/05	(3)		16,957	16,924
Sydney Capital Corp.
2.25%, 01/18/05	(3)		13,300	13,288
2.29%, 01/06/05	(3)		19,556	19,553
Tulip Funding Corp.
2.25%, 01/14/05	(3)		13,300	13,291
2.35%, 01/13/05	(3)		38,753	38,727
2.36%, 01/24/05	(3)		26,600	26,564
UBS Finance (Delaware)
2.33%, 01/04/05	(3)		53,200	53,197
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)		13,300	13,298
2.30%, 01/07/05	(3)		13,300	13,297
2.32%, 01/14/05	(3)		13,300	13,291
Yorktown Capital LLC
2.32%, 01/10/05	(3)		13,300	13,294
2.34%, 01/13/05	(3)		6,650	6,646

				1,197,650

FLOATING RATE NOTES—4.30%
American Express Credit Corp.
2.43%, 10/26/05	(3)		53,200	53,222
Bank of Nova Scotia
2.34%, 09/26/05	(3)		6,650	6,648
Beta Finance Inc.
2.27%, 05/04/05	(3	) (4)	15,960	15,959
2.32%, 09/23/05	(3	) (4)	23,940	23,933
2.32%, 09/27/05	(3	) (4)	21,280	21,274
2.44%, 03/15/05	(3	) (4)	13,300	13,302
2.47%, 10/27/05	(3	) (4)	25,270	25,293
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)		39,900	39,891
2.34%, 12/14/05	(3)		23,940	23,933
2.36%, 10/31/05	(3)		26,600	26,594
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)		47,082	47,082
CC USA Inc.
2.06%, 07/29/05	(3	) (4)	26,600	26,596
2.27%, 05/04/05	(3	) (4)	26,600	26,598
Commodore CDO Ltd.
2.55%, 12/12/05	(3)		6,650	6,650
Den Danske Bank NY
2.32%, 08/12/05	(3)		26,600	26,595
2.33%, 10/17/05	(3)		26,600	26,594
2.35%, 08/26/05	(3)		26,600	26,595
DEPFA Bank PLC
2.47%, 09/15/05	(3)		26,600	26,600
Dorada Finance Inc.
2.06%, 07/29/05	(3	) (4)	22,078	22,074
Fairway Finance LLC
2.35%, 03/14/05	(3)		26,600	26,600
2.37%, 01/20/05	(3)		13,300	13,300

Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	53,200	53,200
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	21,280	21,279
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	15,257	15,257
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	26,600	26,600
K2 USA LLC
2.05%, 07/25/05	(3) (4)	13,300	13,299
2.33%, 06/10/05	(3) (4)	26,600	26,599
2.33%, 09/12/05	(3) (4)	26,600	26,597
2.39%, 10/20/05	(3) (4)	26,600	26,601
Links Finance LLC
2.12%, 04/25/05	(3)	26,600	26,606
2.35%, 04/15/05	(3) (4)	26,600	26,599
2.36%, 11/16/05	(3) (4)	13,300	13,298
National City Bank (Ohio)
2.29%, 08/09/05	(3)	26,600	26,596
2.35%, 06/23/05	(3)	26,600	26,596
2.36%, 06/10/05	(3)	13,300	13,302
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	26,600	26,600
2.58%, 01/27/06	(3) (4)	45,220	45,226
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	26,600	26,595
Northern Rock PLC
2.02%, 01/13/05	(3)	25,270	25,270
2.39%, 10/25/05	(3)	53,200	53,200
Permanent Financing PLC
2.32%, 03/10/05	(3)	26,600	26,600
2.34%, 09/12/05	(3)	33,250	33,250
2.35%, 06/10/05	(3)	11,970	11,970
Sedna Finance Inc.
2.37%, 01/10/06	(3)	5,320	5,319
Sigma Finance Inc.
2.01%, 01/09/06	(3)	26,600	26,594
2.28%, 12/06/05	(3) (4)	26,600	26,592
2.34%, 10/07/05	(3) (4)	9,310	9,308
2.39%, 08/17/05	(3)	13,300	13,301
2.39%, 09/15/05	(3)	33,250	33,252
2.47%, 11/28/05	(3) (4)	26,600	26,622
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	22,078	22,078
2.30%, 04/07/05	(3) (4)	9,762	9,762
2.33%, 02/25/05	(3) (4)	14,896	14,896
2.36%, 01/18/05	(3) (4)	11,704	11,704
2.37%, 09/15/05	(3) (4)	23,408	23,406
2.39%, 07/25/05	(3) (4)	26,600	26,599
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	39,900	39,900
2.40%, 01/25/05	(3)	39,900	39,900
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	17,290	17,288
2.36%, 07/15/05	(3) (4)	19,950	19,948
2.36%, 09/15/05	(3)	19,950	19,947
2.36%, 10/14/05	(3) (4)	13,300	13,299
2.38%, 01/17/06	(3) (4)	9,310	9,310
2.45%, 06/15/05	(3) (4)	13,300	13,299
White Pine Finance LLC
2.02%, 07/11/05	(3)	6,650	6,650
2.24%, 11/01/05	(3) (4)	13,566	13,562
2.27%, 07/05/05	(3)	13,300	13,299
2.29%, 05/20/05	(3)	11,970	11,970

2.35%, 04/15/05	(3) (4)	19,950	19,949
2.37%, 06/15/05	(3) (4)	10,906	10,906
2.37%, 01/13/06	(3) (4)	26,600	26,597
2.38%, 03/29/05	(3)	11,438	11,437
2.38%, 06/28/05	(3)	17,822	17,820
2.38%, 08/26/05	(3) (4)	13,300	13,298
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	18,993	18,993

			1,703,278

MEDIUM-TERM NOTES—0.21%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	26,600	26,599
1.51%, 02/15/05	(3) (4)	17,290	17,293
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	19,950	19,950
K2 USA LLC
1.46%, 01/12/05	(3) (4)	13,300	13,300
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	6,650	6,650

			83,792

MONEY MARKET FUNDS—1.74%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	106,401	106,401
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	300,528	300,528
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	266,002	266,002
BlackRock Temp Cash Money Market Fund	(3)	4,961	4,961
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	10,037	10,037

			687,929

REPURCHASE AGREEMENTS—1.01%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$266,002	266,002
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	133,001	133,001

			399,003

TIME DEPOSITS—1.50%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	26,600	26,600
1.33%, 02/10/05	(3)	13,300	13,300
1.39%, 02/02/05	(3)	13,300	13,300
1.39%, 04/08/05	(3)	18,620	18,619
2.63%, 01/04/05	(3)	26,600	26,600
Bank of America N.A.
1.50%, 01/03/05	(3)	27,220	27,220
Credit Suisse First Boston
2.34%, 01/14/05	(3)	39,900	39,900
Fifth Third Bancorp
2.18%, 01/03/05	(3)	26,600	26,600
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	17,024	17,024
Natexis Banques
2.32%, 02/02/05	(3)	6,650	6,650
National City Bank (Ohio)
1.25%, 01/06/05	(3)	26,600	26,600
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	26,600	26,598
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	46,550	46,549
1.34%, 02/10/05	(3)	10,640	10,640

1.77%, 05/10/05	(3)	13,300	13,300
1.90%, 05/11/05	(3)	13,300	13,300
2.25%, 01/31/05	(3)	13,300	13,300
2.30%, 05/12/05	(3)	6,650	6,648
2.66%, 11/09/05	(3)	26,600	26,597
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	26,600	26,600
2.67%, 11/09/05	(3)	10,640	10,639
Washington Mutual Bank
2.27%, 02/02/05	(3)	10,640	10,640
2.35%, 02/02/05	(3)	42,560	42,560
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	106,401	106,401

			596,185

U.S. GOVERNMENT AGENCY NOTES—0.24%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	18,620	18,637
1.80%, 01/18/05	(3)	12,369	12,360
1.80%, 01/19/05	(3)	13,300	13,289
2.06%, 05/31/05	(3)	13,261	13,149
Federal National Mortgage Association
2.33%, 07/22/05	(3)	39,900	39,385

			96,820

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,764,657)			4,764,657

TOTAL INVESTMENTS IN SECURITIES — 111.64% (Cost: $41,201,052)	(7)		44,262,663
Other Assets, Less Liabilities — (11.64%)			(4,614,346)

NET ASSETS — 100.00%			$39,648,317

ADR - American Depositary Receipts

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund's investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $41,308,048. Net unrealized appreciation aggregated $2,954,615, of which $4,345,081 represented gross unrealized appreciation on securities and $1,390,466 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

December 31, 2004

Security		Shares	Value

COMMON STOCKS—98.75%

ARGENTINA—2.39%
Grupo Financiero Galicia SA ADR		53,592	$459,283
Petrobras Energia Participaciones SA ADR	(1)	145,712	1,738,344
Tenaris SA ADR		64,418	3,150,040

			5,347,667

BRAZIL—45.38%
Aracruz Celulose SA ADR		79,128	2,983,126
Banco Bradesco SA ADR		338,232	8,476,094
Banco Itau Holding Financiera SA ADR		166,320	12,502,274
Brasil Telecom Participacoes SA ADR		61,677	2,352,977
Centrais Eletricas Brasileiras SA ADR	(2)	313,111	2,269,335
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR		42,168	1,079,501
Companhia de Bebidas das Americas ADR		341,112	9,663,703
Companhia Energetica de Minas Gerais ADR		120,792	2,964,236
Companhia Paranaense de Energia ADR		43,120	192,746
Companhia Siderurgica Nacional SA ADR		223,065	4,265,003
Companhia Vale do Rio Doce ADR		641,999	15,651,936
Embratel Participacoes SA ADR	(1)	30,688	322,838
Empresa Brasileira de Aeronautica SA ADR		134,064	4,483,100
Gerdau SA ADR		221,928	3,994,704
Petroleo Brasileiro SA ADR		527,862	20,998,350
Tele Norte Leste Participacoes SA ADR		359,427	6,063,533
Unibanco - Uniao de Bancos Brasileiros SA GDR		103,614	3,286,636

			101,550,092

CHILE—10.10%
Banco de Chile ADR		37,648	1,443,801
Banco Santander Chile SA ADR		173,824	5,885,681
Distribucion y Servicio D&S SA ADR		118,216	2,139,710
Empresa Nacional de Electricidad SA ADR		315,728	5,758,879
Enersis SA ADR	(1)	395,434	3,365,143
Sociedad Quimica y Minera de Chile SA ADR		64,644	4,001,464

			22,594,678

MEXICO—40.88%
Alfa SA Class A		457,016	2,336,944
America Movil SA de CV Series L		9,452,800	24,694,136
Cemex SA de CV Series CPO		2,602,880	18,967,609
Fomento Economico Mexicano SA de CV Class UBD		688,800	3,615,474
Grupo Carso SA de CV Series A1		512,456	2,758,353
Grupo Modelo SA de CV Series C		785,064	2,159,331
Grupo Televisa SA Series CPO		2,477,888	7,477,900
Kimberly-Clark de Mexico SA de CV Class A		739,872	2,555,402
Telefonos de Mexico SA de CV ADR Series L		9,688,672	18,617,687
Wal-Mart de Mexico SA de CV Series V		2,410,352	8,279,571

			91,462,407

TOTAL COMMON STOCKS (Cost: $178,291,969)			220,954,844

Security		Shares	Value

PREFERRED STOCKS—0.80%

BRAZIL—0.80%
Centrais Eletricas Brasileiras SA ADR	(2)	242,719	1,791,145

			1,791,145

TOTAL PREFERRED STOCKS (Cost: $1,730,085)			1,791,145

SHORT-TERM INVESTMENTS—0.24%

MONEY MARKET FUNDS—0.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3)	536,054	536,054

			536,054

TOTAL SHORT-TERM INVESTMENTS (Cost: $536,054)			536,054

TOTAL INVESTMENTS IN SECURITIES — 99.79% (Cost: $180,558,108)	(4)		223,282,043
Other Assets, Less Liabilities — 0.21%			480,282

NET ASSETS — 100.00%			$223,762,325

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(1)	Non-income earning security.

(2)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(3)	The Fund's investment adviser is an affiliate of the issuer. See Note 2.

(4)	The cost of investments for federal income tax purposes was $180,833,565. Net unrealized appreciation aggregated $42,448,478, of which $42,448,478 represented gross unrealized appreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2004

Security			Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.35%
Catalina Marketing Corp.			112,416	$3,330,886
Harte-Hanks Inc.			183,496	4,767,226

				8,098,112

AEROSPACE & DEFENSE—0.41%
Alliant Techsystems Inc.	(1)		81,036	5,298,134
Sequa Corp. Class A	(1)		22,535	1,378,015
Titan Corp. (The)	(1)		182,176	2,951,251

				9,627,400

AGRICULTURE—0.11%
Universal Corp.	(2)		54,987	2,630,578

				2,630,578

AIRLINES—0.39%
AirTran Holdings Inc.	(1	) (2)	184,355	1,972,598
Alaska Air Group Inc.	(1	) (2)	57,820	1,936,392
JetBlue Airways Corp.	(1	) (2)	222,816	5,173,788

				9,082,778

APPAREL—0.20%
Timberland Co. Class A	(1)		74,014	4,638,457

				4,638,457

AUTO PARTS & EQUIPMENT—1.00%
ArvinMeritor Inc.			149,378	3,341,586
Bandag Inc.	(2)		41,705	2,077,326
BorgWarner Inc.			120,805	6,544,007
Lear Corp.			144,806	8,834,614
Modine Manufacturing Co.			74,383	2,511,914

				23,309,447

BANKS—4.97%
Associated Bancorp			278,424	9,246,461
Bank of Hawaii Corp.			113,917	5,780,149
Banknorth Group Inc.			379,117	13,875,682
City National Corp.			105,774	7,472,933
Colonial BancGroup Inc. (The)			287,635	6,106,491
Commerce Bancorp Inc.	(2)		171,092	11,018,325
Cullen/Frost Bankers Inc.			112,063	5,446,262
FirstMerit Corp.	(2)		181,272	5,164,439
Greater Bay Bancorp	(2)		109,669	3,057,572
Hibernia Corp. Class A			333,482	9,841,054
Investors Financial Services Corp.	(2)		142,943	7,144,291
Mercantile Bankshares Corp.			170,315	8,890,443
Silicon Valley Bancshares	(1	) (2)	77,393	3,468,754
TCF Financial Corp.			298,431	9,591,572
Westamerica Bancorp	(2)		68,485	3,993,360
Wilmington Trust Corp.			144,858	5,236,617

				115,334,405

BEVERAGES—0.74%
Constellation Brands Inc.	(1)	232,747	10,825,063
PepsiAmericas Inc.		297,818	6,325,654

			17,150,717

BIOTECHNOLOGY—1.20%
Charles River Laboratories International Inc.	(1)	139,370	6,412,414
Invitrogen Corp.	(1) (2)	110,180	7,396,383
Millennium Pharmaceuticals Inc.	(1)	658,032	7,975,348
Protein Design Labs Inc.	(1) (2)	205,398	4,243,523
Vertex Pharmaceuticals Inc.	(1) (2)	172,698	1,825,418

			27,853,086

BUILDING MATERIALS—0.37%
Martin Marietta Materials Inc.	(2)	103,282	5,542,112
York International Corp.		89,356	3,086,356

			8,628,468

CHEMICALS—2.92%
Airgas Inc.		161,309	4,276,302
Albemarle Corp.		89,594	3,468,184
Cabot Corp.		132,712	5,133,300
Cabot Microelectronics Corp.	(1) (2)	53,404	2,138,830
Crompton Corp.		246,814	2,912,405
Cytec Industries Inc.		85,293	4,385,766
Ferro Corp.		90,106	2,089,558
FMC Corp.	(1)	79,326	3,831,446
Lubrizol Corp.		143,490	5,289,041
Lyondell Chemical Co.		520,720	15,059,222
Minerals Technologies Inc.	(2)	44,077	2,939,936
Olin Corp.	(2)	150,951	3,323,941
RPM International Inc.		250,315	4,921,193
Sensient Technologies Corp.	(2)	101,026	2,423,614
Valspar Corp. (The)		110,497	5,525,955

			67,718,693

COAL—0.69%
Arch Coal Inc.		134,071	4,764,883
Peabody Energy Corp.		139,327	11,272,948

			16,037,831

COMMERCIAL SERVICES—4.42%
ADESA Inc.	(2)	197,143	4,183,374
Alliance Data Systems Corp.	(1)	175,654	8,340,052
Banta Corp.		53,607	2,399,449
Career Education Corp.	(1) (2)	220,440	8,817,600
ChoicePoint Inc.	(1)	190,795	8,774,662
Corinthian Colleges Inc.	(1) (2)	194,492	3,665,202
Deluxe Corp.		107,594	4,016,484
DeVry Inc.	(1) (2)	151,323	2,626,967
Education Management Corp.	(1)	158,096	5,218,749
First Health Group Corp.	(1)	197,647	3,697,975
Gartner Inc. Class A	(1) (2)	238,245	2,968,533
ITT Educational Services Inc.	(1) (2)	98,794	4,697,655
Kelly Services Inc. Class A	(2)	75,766	2,286,618
Korn/Ferry International	(1) (2)	83,833	1,739,535
Laureate Education Inc.	(1) (2)	103,886	4,580,334
Manpower Inc.		194,011	9,370,731
MoneyGram International Inc.	(2)	190,674	4,030,848
MPS Group Inc.	(1) (2)	220,531	2,703,710
Quanta Services Inc.	(1) (2)	252,532	2,020,256
Rent-A-Center Inc.	(1)	162,991	4,319,261
Rollins Inc.	(2)	98,282	2,586,782

Sotheby’s Holdings Inc. Class A	(1) (2)	136,523	2,479,258
United Rentals Inc.	(1) (2)	167,409	3,164,030
Valassis Communications Inc.	(1) (2)	110,261	3,860,238

			102,548,303

COMPUTERS—3.84%
BISYS Group Inc. (The)	(1)	258,550	4,253,147
Cadence Design Systems Inc.	(1)	581,411	8,029,286
Ceridian Corp.	(1)	319,565	5,841,648
Cognizant Technology Solutions Corp.	(1)	286,677	12,135,037
Diebold Inc.		153,628	8,561,688
DST Systems Inc.	(1)	180,159	9,389,887
Henry (Jack) & Associates Inc.		194,563	3,873,749
Imation Corp.	(2)	73,143	2,328,142
McDATA Corp. Class A	(1)	255,596	1,523,352
Mentor Graphics Corp.	(1) (2)	164,155	2,509,930
National Instruments Corp.	(2)	170,221	4,638,522
Reynolds & Reynolds Co. (The) Class A		139,115	3,687,939
SanDisk Corp.	(1) (2)	350,370	8,748,739
Storage Technology Corp.	(1)	229,190	7,244,696
Synopsys Inc.	(1)	327,116	6,418,016

			89,183,778

DISTRIBUTION & WHOLESALE—1.19%
CDW Corp.	(2)	179,185	11,888,925
Fastenal Co.	(2)	163,657	10,074,725
Tech Data Corp.	(1)	124,992	5,674,637

			27,638,287

DIVERSIFIED FINANCIAL SERVICES—2.52%
AmeriCredit Corp.	(1) (2)	334,027	8,166,960
Eaton Vance Corp.		144,296	7,525,036
Edwards (A.G.) Inc.	(2)	164,298	7,099,317
IndyMac Bancorp Inc.		133,265	4,590,979
Jefferies Group Inc.	(2)	122,962	4,952,909
LaBranche & Co. Inc.	(1) (2)	129,094	1,156,682
Legg Mason Inc.		217,168	15,909,728
Raymond James Financial Inc.	(2)	158,634	4,914,481
Waddell & Reed Financial Inc. Class A		177,802	4,247,690

			58,563,782

ELECTRIC—4.80%
Alliant Energy Corp.		248,475	7,106,385
Aquila Inc.	(1)	521,946	1,925,981
Black Hills Corp.	(2)	69,827	2,142,292
DPL Inc.	(2)	272,063	6,831,502
Duquesne Light Holdings Inc.	(2)	165,334	3,116,546
Energy East Corp.		315,958	8,429,759
Great Plains Energy Inc.		159,902	4,841,833
Hawaiian Electric Industries Inc.	(2)	173,307	5,051,899
IDACORP Inc.	(2)	89,692	2,741,884
MDU Resources Group Inc.		253,988	6,776,400
Northeast Utilities		276,114	5,204,749
NSTAR		114,433	6,211,423
OGE Energy Corp.		191,363	5,073,033
Pepco Holdings Inc.	(2)	404,170	8,616,904
PNM Resources Inc.		130,102	3,290,280
Puget Energy Inc.		214,390	5,295,433
SCANA Corp.		241,593	9,518,764
Sierra Pacific Resources Corp.	(1) (2)	252,541	2,651,681
Westar Energy Inc.		184,714	4,224,409
Wisconsin Energy Corp.		251,690	8,484,470
WPS Resources Corp.	(2)	80,406	4,017,084

			111,552,711

ELECTRICAL COMPONENTS & EQUIPMENT—0.85%
AMETEK Inc.		147,357	5,256,224
Energizer Holdings Inc.	(1)	155,712	7,737,329
Hubbell Inc. Class B		130,991	6,850,829

			19,844,382

ELECTRONICS—1.69%
Amphenol Corp. Class A	(1)	190,304	6,991,769
Arrow Electronics Inc.	(1)	249,177	6,055,001
Avnet Inc.	(1) (2)	259,153	4,726,951
Gentex Corp.	(2)	167,005	6,182,525
KEMET Corp.	(1) (2)	186,049	1,665,139
Plexus Corp.	(1) (2)	92,911	1,208,772
Thomas & Betts Corp.	(1)	126,973	3,904,420
Varian Inc.	(1)	74,631	3,060,617
Vishay Intertechnology Inc.	(1) (2)	357,221	5,365,459

			39,160,653

ENGINEERING & CONSTRUCTION—0.49%
Dycom Industries Inc.	(1)	104,512	3,189,706
Granite Construction Inc.		89,496	2,380,594
Jacobs Engineering Group Inc.	(1)	121,151	5,789,806

			11,360,106

ENTERTAINMENT—0.66%
GTECH Holdings Corp.		249,141	6,465,209
International Speedway Corp. Class A		114,561	6,048,821
Macrovision Corp.	(1)	106,940	2,750,497

			15,264,527

ENVIRONMENTAL CONTROL—0.66%
Republic Services Inc.		325,183	10,906,638
Stericycle Inc.	(1) (2)	96,813	4,448,557

			15,355,195

FOOD—2.83%
Dean Foods Co.	(1)	321,416	10,590,657
Hormel Foods Corp.		298,432	9,355,843
Ruddick Corp.		100,604	2,182,101
Smithfield Foods Inc.	(1)	238,710	7,063,429
Smucker (J.M.) Co. (The)		125,512	5,907,850
Tootsie Roll Industries Inc.		112,450	3,894,143
Tyson Foods Inc. Class A		760,924	14,001,002
Whole Foods Market Inc.	(2)	134,232	12,799,021

			65,794,046

FOREST PRODUCTS & PAPER—0.51%
Bowater Inc.	(2)	119,684	5,262,505
Glatfelter Co.	(2)	94,389	1,442,264
Longview Fibre Co.		109,901	1,993,604
Potlatch Corp.		63,916	3,232,871

			11,931,244

GAS—0.83%
AGL Resources Inc.		161,172	5,357,357
ONEOK Inc.	(2)	222,404	6,320,722
Vectren Corp.		163,406	4,379,281
WGL Holdings Inc.	(2)	104,747	3,230,397

			19,287,757

HAND & MACHINE TOOLS—0.18%
Kennametal Inc.		81,766	4,069,494

			4,069,494

HEALTH CARE-PRODUCTS—3.63%
Beckman Coulter Inc.		130,753	8,759,143
Cytyc Corp.	(1)	240,298	6,625,016
DENTSPLY International Inc.		173,536	9,752,723
Edwards Lifesciences Corp.	(1) (2)	127,843	5,274,802
Henry Schein Inc.	(1) (2)	93,044	6,479,584
Hillenbrand Industries Inc.		133,086	7,391,596
INAMED Corp.	(1)	77,045	4,873,096
Patterson Companies Inc.	(1) (2)	295,771	12,833,504
Steris Corp.	(1)	148,677	3,526,618
TECHNE Corp.	(1)	88,913	3,458,716
Varian Medical Systems Inc.	(1)	292,864	12,663,439
VISX Inc.	(1)	106,690	2,760,070

			84,398,307

HEALTH CARE-SERVICES—3.03%
Apria Healthcare Group Inc.	(1) (2)	104,232	3,434,444
Community Health Systems Inc.	(1)	187,637	5,231,320
Covance Inc.	(1)	134,285	5,203,544
Coventry Health Care Inc.	(1)	193,595	10,276,023
Health Net Inc.	(1)	238,792	6,893,925
LifePoint Hospitals Inc.	(1)	83,263	2,899,218
Lincare Holdings Inc.	(1)	215,817	9,204,595
PacifiCare Health Systems Inc.	(1) (2)	181,728	10,271,267
Renal Care Group Inc.	(1)	144,877	5,214,123
Triad Hospitals Inc.	(1) (2)	165,558	6,160,413
Universal Health Services Inc. Class B		125,460	5,582,970

			70,371,842

HOLDING COMPANIES—DIVERSIFIED—0.46%
Leucadia National Corp.	(2)	154,675	10,746,819

			10,746,819

HOME BUILDERS—2.90%
D.R. Horton Inc.		502,465	20,254,364
Hovnanian Enterprises Inc. Class A	(1)	131,354	6,504,650
Lennar Corp. Class A		336,468	19,071,006
Ryland Group Inc.		102,299	5,886,284
Thor Industries Inc.	(2)	122,213	4,527,992
Toll Brothers Inc.	(1) (2)	161,144	11,056,090

			67,300,386

HOME FURNISHINGS—0.91%
Furniture Brands International Inc.	(2)	114,152	2,859,508
Harman International Industries Inc.		144,322	18,328,894

			21,188,402

HOUSEHOLD PRODUCTS & WARES—0.80%
American Greetings Corp. Class A	(2)	147,349	3,735,297
Blyth Inc.		87,960	2,600,098
Church & Dwight Co. Inc.	(2)	134,156	4,510,325
Scotts Co. (The) Class A	(1)	70,722	5,199,481
Tupperware Corp.	(2)	125,937	2,609,415

			18,654,616

INSURANCE—5.41%
Allmerica Financial Corp.	(1)	114,650	3,763,960
American Financial Group Inc.		158,703	4,968,991
AmerUs Group Co.	(2)	84,253	3,816,661
Berkley (W.R.) Corp.		180,968	8,536,261
Brown & Brown Inc.		148,722	6,476,843
Everest Re Group Ltd.		121,031	10,839,536
Fidelity National Financial Inc.		375,947	17,169,500

First American Corp.		192,745	6,773,059
Gallagher (Arthur J.) & Co.		198,721	6,458,433
HCC Insurance Holdings Inc.		145,813	4,829,327
Horace Mann Educators Corp.	(2)	92,067	1,756,638
Ohio Casualty Corp.	(1)	133,072	3,088,601
Old Republic International Corp.		392,152	9,921,446
PMI Group Inc. (The)		204,895	8,554,366
Protective Life Corp.		149,336	6,375,154
Radian Group Inc.		198,167	10,550,411
StanCorp Financial Group Inc.		61,122	5,042,565
Unitrin Inc.		147,476	6,702,784

			125,624,536

INTERNET—1.26%
Avocent Corp.	(1)	107,150	4,341,718
CheckFree Corp.	(1) (2)	186,576	7,104,814
Macromedia Inc.	(1)	152,693	4,751,806
McAfee Inc.	(1)	344,529	9,967,224
RSA Security Inc.	(1) (2)	149,562	3,000,214

			29,165,776

IRON & STEEL—0.16%
Steel Dynamics Inc.		97,097	3,678,034

			3,678,034

LEISURE TIME—0.10%
Callaway Golf Co.	(2)	164,044	2,214,594

			2,214,594

LODGING—1.36%
Boyd Gaming Corp.	(2)	187,426	7,806,293
Caesars Entertainment Inc.	(1)	674,804	13,590,553
Mandalay Resort Group		145,601	10,254,678

			31,651,524

MACHINERY—1.15%
AGCO Corp.	(1)	194,326	4,253,796
Flowserve Corp.	(1) (2)	119,006	3,277,425
Graco Inc.		148,678	5,553,123
Nordson Corp.		78,059	3,127,824
Tecumseh Products Co. Class A		39,740	1,899,572
Zebra Technologies Corp. Class A	(1)	154,327	8,685,524

			26,797,264

MANUFACTURING—2.25%
Brink's Co. (The)		122,034	4,822,784
Carlisle Companies Inc.		66,927	4,344,901
Crane Co.		117,998	3,403,062
Donaldson Co. Inc.	(2)	178,909	5,828,855
Federal Signal Corp.	(2)	103,491	1,827,651
Harsco Corp.		88,746	4,946,702
Lancaster Colony Corp.		75,626	3,242,087
Pentair Inc.		216,621	9,436,011
SPX Corp.	(2)	161,593	6,473,416
Teleflex Inc.		86,659	4,501,068
Trinity Industries Inc.	(2)	102,274	3,485,498

			52,312,035

MEDIA—2.26%
Belo (A.H.) Corp.		247,247	6,487,761
Emmis Communications Corp.	(1)	120,850	2,319,112
Entercom Communications Corp.	(1)	107,335	3,852,253
Lee Enterprises Inc.		97,140	4,476,211
Media General Inc. Class A		51,035	3,307,578

Readers Digest Association Inc. (The)		214,360	2,981,748
Scholastic Corp.	(1) (2)	85,323	3,153,538
Washington Post Co. (The) Class B		20,618	20,267,906
Westwood One Inc.	(1)	206,485	5,560,641

			52,406,748

METAL FABRICATE & HARDWARE—0.54%
Precision Castparts Corp.		141,410	9,287,809
Worthington Industries Inc.		170,863	3,345,498

			12,633,307

OFFICE FURNISHINGS—0.41%
Herman Miller Inc.	(2)	151,963	4,198,738
HNI Corp.	(2)	120,812	5,200,957

			9,399,695

OIL & GAS—3.65%
ENSCO International Inc.		325,860	10,342,796
Forest Oil Corp.	(1)	127,520	4,044,934
Helmerich & Payne Inc.		108,540	3,694,702
Murphy Oil Corp.		198,292	15,952,591
Newfield Exploration Co.	(1)	133,912	7,907,504
Noble Energy Inc.	(2)	126,494	7,799,620
Patterson-UTI Energy Inc.		359,988	7,001,767
Pioneer Natural Resources Co.		314,439	11,036,809
Plains Exploration & Production Co.	(1)	165,889	4,313,114
Pogo Producing Co.		138,552	6,718,386
Pride International Inc.	(1) (2)	293,048	6,019,206

			84,831,429

OIL & GAS SERVICES—2.73%
Cooper Cameron Corp.	(1)	118,144	6,357,329
FMC Technologies Inc.	(1)	147,076	4,735,847
Grant Prideco Inc.	(1)	265,730	5,327,887
Hanover Compressor Co.	(1) (2)	167,979	2,373,543
National-Oilwell Inc.	(1) (2)	184,850	6,523,357
Smith International Inc.	(1)	226,124	12,303,407
Tidewater Inc.	(2)	130,398	4,643,473
Varco International Inc.	(1)	210,479	6,135,463
Weatherford International Ltd.	(1)	292,832	15,022,282

			63,422,588

PACKAGING & CONTAINERS—0.50%
Packaging Corporation of America		230,020	5,416,971
Sonoco Products Co.		211,339	6,266,201

			11,683,172

PHARMACEUTICALS—2.58%
Barr Pharmaceuticals Inc.	(1)	220,441	10,038,883
Cephalon Inc.	(1) (2)	124,069	6,312,631
IVAX Corp.	(1)	539,243	8,530,824
Omnicare Inc.	(2)	224,045	7,756,438
Par Pharmaceutical Companies Inc.	(1)	72,854	3,014,699
Perrigo Co.		155,306	2,682,135
Sepracor Inc.	(1) (2)	226,532	13,449,205
Valeant Pharmaceuticals International	(2)	180,924	4,767,347
VCA Antech Inc.	(1) (2)	176,465	3,458,714

			60,010,876

PIPELINES—1.16%
Equitable Resources Inc.		132,155	8,016,522
National Fuel Gas Co.	(2)	177,588	5,032,844
Questar Corp.		181,279	9,237,978
Western Gas Resources Inc.		159,050	4,652,213

			26,939,557

REAL ESTATE INVESTMENT TRUSTS—2.90%
AMB Property Corp.		178,385	7,204,970
Developers Diversified Realty Corp.		231,882	10,288,604
Highwoods Properties Inc.	(2)	115,468	3,198,464
Hospitality Properties Trust		144,531	6,648,426
Liberty Property Trust	(2)	184,176	7,956,403
Mack-Cali Realty Corp.		130,886	6,024,683
New Plan Excel Realty Trust Inc.	(2)	220,742	5,977,693
Rayonier Inc.	(2)	107,172	5,241,783
United Dominion Realty Trust Inc.		285,039	7,068,967
Weingarten Realty Investors	(2)	191,265	7,669,727

			67,279,720

RETAIL—8.55%
Abercrombie & Fitch Co. Class A		187,545	8,805,238
Advance Auto Parts Inc.	(1)	158,778	6,935,423
Aeropostale Inc.	(1) (2)	119,721	3,523,389
American Eagle Outfitters Inc.		158,533	7,466,904
AnnTaylor Stores Corp.	(1)	151,757	3,267,328
Applebee’s International Inc.		174,363	4,611,901
Barnes & Noble Inc.	(1)	150,740	4,864,380
BJ’s Wholesale Club Inc.	(1) (2)	149,441	4,353,216
Bob Evans Farms Inc.		76,029	1,987,398
Borders Group Inc.		161,473	4,101,414
Brinker International Inc.	(1)	185,911	6,519,899
CarMax Inc.	(1) (2)	223,852	6,950,605
CBRL Group Inc.		103,582	4,334,907
Cheesecake Factory (The)	(1) (2)	167,290	5,431,906
Chico’s FAS Inc.	(1) (2)	192,052	8,744,128
Claire’s Stores Inc.		212,731	4,520,534
Copart Inc.	(1)	193,520	5,093,446
Dollar Tree Stores Inc.	(1) (2)	243,101	6,972,137
Foot Locker Inc.		334,789	9,015,868
Krispy Kreme Doughnuts Inc.	(1) (2)	132,942	1,675,069
Michaels Stores Inc.		291,698	8,742,189
Neiman-Marcus Group Inc. Class A	(2)	104,943	7,507,622
99 Cents Only Stores	(1) (2)	149,648	2,418,312
O’Reilly Automotive Inc.	(1) (2)	118,734	5,348,967
Outback Steakhouse Inc.	(2)	158,644	7,262,722
Pacific Sunwear of California Inc.	(1)	159,621	3,553,163
Payless ShoeSource Inc.	(1) (2)	146,763	1,805,185
PETsMART Inc.	(2)	313,118	11,125,083
Pier 1 Imports Inc.	(2)	184,715	3,638,886
Regis Corp.		95,395	4,402,479
Ross Stores Inc.		317,222	9,158,199
Ruby Tuesday Inc.	(2)	139,666	3,642,489
Saks Inc.	(2)	299,853	4,350,867
Urban Outfitters Inc.	(1)	174,087	7,729,463
Williams-Sonoma Inc.	(1)	250,694	8,784,318

			198,645,034

SAVINGS & LOANS—1.56%
Astoria Financial Corp.		160,062	6,397,678
Independence Community Bank Corp.		182,081	7,753,009
New York Community Bancorp Inc.	(2)	571,764	11,761,186
Washington Federal Inc.		169,295	4,493,089
Webster Financial Corp.		114,071	5,776,555

			36,181,517

SEMICONDUCTORS—3.05%
Atmel Corp.	(1)	1,026,596	4,024,256
Credence Systems Corp.	(1) (2)	205,232	1,877,873

Cree Inc.	(1) (2)	158,873	6,367,630
Cypress Semiconductor Corp.	(1)	270,436	3,172,214
Fairchild Semiconductor International Inc. Class A	(1)	257,034	4,179,373
Integrated Circuit Systems Inc.	(1)	151,171	3,162,497
Integrated Device Technology Inc.	(1)	229,568	2,653,806
International Rectifier Corp.	(1)	143,598	6,400,163
Intersil Corp. Class A		323,720	5,419,073
Lam Research Corp.	(1) (2)	293,134	8,474,504
Lattice Semiconductor Corp.	(1)	244,156	1,391,689
LTX Corp.	(1) (2)	131,501	1,011,243
Micrel Inc.	(1) (2)	193,669	2,134,232
Microchip Technology Inc.		444,904	11,861,141
Semtech Corp.	(1) (2)	159,094	3,479,386
Silicon Laboratories Inc.	(1) (2)	111,721	3,944,869
TriQuint Semiconductor Inc.	(1) (2)	295,753	1,316,101

			70,870,050

SOFTWARE—2.40%
Activision Inc.	(1)	299,265	6,039,168
Acxiom Corp.	(2)	185,576	4,880,649
Advent Software Inc.	(1)	70,102	1,435,689
Ascential Software Corp.	(1) (2)	126,347	2,060,720
Certegy Inc.	(2)	134,436	4,776,511
CSG Systems International Inc.	(1)	109,849	2,054,176
Dun & Bradstreet Corp.	(1)	149,441	8,914,156
Fair Isaac Corp.	(2)	151,224	5,546,896
Keane Inc.	(1) (2)	133,374	1,960,598
Retek Inc.	(1)	120,399	740,454
SEI Investments Co.		220,451	9,243,510
Sybase Inc.	(1)	204,620	4,082,169
Transaction Systems Architects Inc. Class A	(1)	80,660	1,601,101
Wind River Systems Inc.	(1) (2)	176,877	2,396,683

			55,732,480

TELECOMMUNICATIONS—2.15%
ADTRAN Inc.		164,246	3,143,668
Cincinnati Bell Inc.	(1)	527,448	2,188,909
CommScope Inc.	(1) (2)	116,946	2,210,279
Harris Corp.		143,855	8,888,800
Newport Corp.	(1) (2)	92,235	1,300,514
Plantronics Inc.		104,029	4,314,083
Polycom Inc.	(1)	210,776	4,915,296
Powerwave Technologies Inc.	(1) (2)	224,624	1,904,812
RF Micro Devices Inc.	(1) (2)	402,926	2,756,014
Telephone & Data Systems Inc.		123,449	9,499,401
Tellabs Inc.	(1)	1	5
3Com Corp.	(1)	815,997	3,402,706
UTStarcom Inc.	(1) (2)	245,765	5,443,695

			49,968,182

TEXTILES—0.57%
Mohawk Industries Inc.	(1) (2)	143,742	13,116,458

			13,116,458

TRANSPORTATION—2.25%
Alexander & Baldwin Inc.		91,750	3,892,035
CH Robinson Worldwide Inc.		184,015	10,216,513
CNF Inc.		111,127	5,567,463
Expeditors International Washington Inc.	(2)	229,736	12,837,648
Hunt (J.B.) Transport Services Inc.		174,704	7,835,474
Overseas Shipholding Group Inc.		84,671	4,673,839
Swift Transportation Co. Inc.	(1) (2)	157,727	3,387,976
Werner Enterprises Inc.		169,612	3,840,016

			52,250,964

TRUCKING & LEASING—0.14%
GATX Corp.		106,326	3,142,997

			3,142,997

WATER—0.21%
Aqua America Inc.		200,558	4,931,727

			4,931,727

TOTAL COMMON STOCKS (Cost: $1,912,680,352)			2,319,214,873

Security		Shares or Principal	Value

SHORT-TERM INVESTMENTS—18.87%

COMMERCIAL PAPER—4.75%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$1,225,793	1,225,560
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	612,897	612,859
2.33%, 01/10/05	(3)	1,225,793	1,225,238
Barton Capital Corp.
2.27%, 01/04/05	(3)	2,509,199	2,509,041
2.27%, 01/10/05	(3)	2,726,066	2,724,863
2.30%, 01/21/05	(3)	991,029	989,890
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	3,003,242	3,002,867
2.29%, 01/07/05	(3)	2,451,586	2,450,963
Cantabric Finance LLC
2.27%, 01/03/05	(3)	1,274,825	1,274,825
2.28%, 01/03/05	(3)	1,421,920	1,421,920
2.38%, 01/20/05	(3)	2,451,586	2,448,831
Chariot Funding LLC
2.31%, 01/11/05	(3)	1,868,428	1,867,468
Corporate Asset Funding
2.21%, 02/07/05	(3)	1,838,690	1,834,748
2.26%, 02/03/05	(3)	2,451,586	2,446,815
CRC Funding LLC
2.21%, 02/07/05	(3)	612,897	611,583
Den Danske Bank NY
2.25%, 01/03/05	(3)	612,897	612,897
DEPFA Bank PLC
2.28%, 05/03/05	(3)	1,225,793	1,216,498
Edison Asset Securitization
2.26%, 05/04/05	(3)	3,064,483	3,041,205
Fairway Finance Corp.
2.55%, 01/03/05	(3)	2,363,942	2,363,942
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	490,317	490,008
2.30%, 02/02/05	(3)	2,451,586	2,446,888
2.31%, 01/11/05	(3)	2,481,324	2,480,050
2.33%, 01/12/05	(3)	1,142,758	1,142,092
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	1,225,793	1,225,100
2.28%, 04/27/05	(3)	1,838,690	1,825,414
Fortis Funding LLC
2.35%, 05/09/05	(3)	3,432,221	3,403,992
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	1,225,793	1,225,243

General Electric Capital Corp.
2.24%, 02/02/05	(3)	7,354,759	7,341,030
2.26%, 01/05/05	(3)	2,451,586	2,451,279
2.29%, 01/24/05	(3)	612,897	612,078
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	858,055	857,135
2.38%, 01/19/05	(3)	980,635	979,597
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	1,361,194	1,358,200
2.30%, 02/02/05	(3)	612,897	611,722
2.33%, 02/03/05	(3)	612,897	611,667
Grampian Funding LLC
2.27%, 02/01/05	(3)	1,838,690	1,835,328
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	1,021,135	1,020,678
2.30%, 02/01/05	(3)	1,225,793	1,223,523
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	2,062,961	2,061,759
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	1,423,783	1,423,144
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	836,285	836,074
2.32%, 01/10/05	(3)	1,260,753	1,260,185
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	1,593,531	1,590,656
Nationwide Building Society
2.21%, 02/10/05	(3)	2,451,586	2,445,867
New Center Asset Trust
2.25%, 02/02/05	(3)	2,304,491	2,300,170
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	1,230,647	1,229,384
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	1,225,793	1,224,540
2.30%, 02/02/05	(3)	1,225,793	1,223,444
2.34%, 01/20/05	(3)	1,838,690	1,836,658
Scaldis Capital LLC
2.28%, 01/07/05	(3)	2,206,428	2,205,869
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	1,473,992	1,473,898
2.28%, 02/02/05	(3)	1,562,788	1,559,819
Sydney Capital Corp.
2.25%, 01/18/05	(3)	1,225,793	1,224,644
2.29%, 01/06/05	(3)	1,802,406	1,802,062
Tulip Funding Corp.
2.25%, 01/14/05	(3)	1,225,793	1,224,950
2.35%, 01/13/05	(3)	3,571,618	3,569,287
2.36%, 01/24/05	(3)	2,451,586	2,448,211
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	4,903,173	4,902,856
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	1,225,793	1,225,639
2.30%, 01/07/05	(3)	1,225,793	1,225,480
2.32%, 01/14/05	(3)	1,225,793	1,224,924
Yorktown Capital LLC
2.32%, 01/10/05	(3)	1,225,793	1,225,240
2.34%, 01/13/05	(3)	612,897	612,498

			110,380,295

FLOATING RATE NOTES—6.76%
American Express Credit Corp.
2.43%, 10/26/05	(3)	4,903,173	4,905,166
Bank of Nova Scotia
2.34%, 09/26/05	(3)	612,897	612,699

Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	1,470,952	1,470,854
2.32%, 09/23/05	(3) (4)	2,206,428	2,205,792
2.32%, 09/27/05	(3) (4)	1,961,269	1,960,695
2.44%, 03/15/05	(3) (4)	1,225,793	1,225,990
2.47%, 10/27/05	(3) (4)	2,329,007	2,331,096
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	3,677,380	3,676,548
2.34%, 12/14/05	(3)	2,206,428	2,205,750
2.36%, 10/31/05	(3)	2,451,586	2,451,064
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	4,339,308	4,339,309
CC USA Inc.
2.06%, 07/29/05	(3) (4)	2,451,586	2,451,168
2.27%, 05/04/05	(3) (4)	2,451,586	2,451,424
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	612,897	612,897
Den Danske Bank NY
2.32%, 08/12/05	(3)	2,451,586	2,451,141
2.33%, 10/17/05	(3)	2,451,586	2,451,011
2.35%, 08/26/05	(3)	2,451,586	2,451,113
DEPFA Bank PLC
2.47%, 09/15/05	(3)	2,451,586	2,451,586
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	2,034,817	2,034,470
Fairway Finance LLC
2.35%, 03/14/05	(3)	2,451,586	2,451,586
2.37%, 01/20/05	(3)	1,225,793	1,225,793
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	4,903,173	4,903,173
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	1,961,269	1,961,207
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	1,406,106	1,406,106
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	2,451,586	2,451,586
K2 USA LLC
2.05%, 07/25/05	(3) (4)	1,225,793	1,225,656
2.33%, 06/10/05	(3) (4)	2,451,586	2,451,456
2.33%, 09/12/05	(3) (4)	2,451,586	2,451,250
2.39%, 10/20/05	(3) (4)	2,451,586	2,451,653
Links Finance LLC
2.12%, 04/25/05	(3)	2,451,586	2,452,083
2.35%, 04/15/05	(3) (4)	2,451,586	2,451,449
2.36%, 11/16/05	(3) (4)	1,225,793	1,225,580
National City Bank (Ohio)
2.29%, 08/09/05	(3)	2,451,586	2,451,147
2.35%, 06/23/05	(3)	2,451,586	2,451,242
2.36%, 06/10/05	(3)	1,225,793	1,225,960
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	2,451,586	2,451,586
2.58%, 01/27/06	(3) (4)	4,167,697	4,168,167
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	2,451,586	2,451,102
Northern Rock PLC
2.02%, 01/13/05	(3)	2,329,007	2,329,007
2.39%, 10/25/05	(3)	4,903,173	4,903,173
Permanent Financing PLC
2.32%, 03/10/05	(3)	2,451,586	2,451,586
2.34%, 09/12/05	(3)	3,064,483	3,064,483
2.35%, 06/10/05	(3)	1,103,214	1,103,214
Sedna Finance Inc.
2.37%, 01/10/06	(3)	490,317	490,191
Sigma Finance Inc.
2.01%, 01/09/06	(3)	2,451,586	2,451,051

2.28%, 12/06/05	(3) (4)	2,451,586	2,450,871
2.34%, 10/07/05	(3) (4)	858,055	857,854
2.39%, 08/17/05	(3)	1,225,793	1,225,860
2.39%, 09/15/05	(3)	3,064,483	3,064,680
2.47%, 11/28/05	(3) (4)	2,451,586	2,453,578
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	2,034,817	2,034,779
2.30%, 04/07/05	(3) (4)	899,732	899,709
2.33%, 02/25/05	(3) (4)	1,372,888	1,372,849
2.36%, 01/18/05	(3) (4)	1,078,698	1,078,694
2.37%, 09/15/05	(3) (4)	2,157,396	2,157,158
2.39%, 07/25/05	(3) (4)	2,451,586	2,451,450
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	3,677,380	3,677,380
2.40%, 01/25/05	(3)	3,677,380	3,677,380
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	1,593,531	1,593,292
2.36%, 07/15/05	(3) (4)	1,838,690	1,838,492
2.36%, 09/15/05	(3)	1,838,690	1,838,432
2.36%, 10/14/05	(3) (4)	1,225,793	1,225,698
2.38%, 01/17/06	(3) (4)	858,055	858,046
2.45%, 06/15/05	(3) (4)	1,225,793	1,225,668
White Pine Finance LLC
2.02%, 07/11/05	(3)	612,897	612,861
2.24%, 11/01/05	(3) (4)	1,250,309	1,249,976
2.27%, 07/05/05	(3)	1,225,793	1,225,659
2.29%, 05/20/05	(3)	1,103,214	1,103,172
2.35%, 04/15/05	(3) (4)	1,838,690	1,838,587
2.37%, 06/15/05	(3) (4)	1,005,150	1,005,150
2.37%, 01/13/06	(3) (4)	2,451,586	2,451,315
2.38%, 03/29/05	(3)	1,054,182	1,054,127
2.38%, 06/28/05	(3)	1,642,563	1,642,399
2.38%, 08/26/05	(3) (4)	1,225,793	1,225,635
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	1,750,433	1,750,433

			156,981,444

MEDIUM-TERM NOTES—0.33%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	2,451,586	2,451,518
1.51%, 02/15/05	(3) (4)	1,593,531	1,593,823
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	1,838,690	1,838,686
K2 USA LLC
1.46%, 01/12/05	(3) (4)	1,225,793	1,225,790
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	612,897	612,886

			7,722,703

MONEY MARKET FUNDS—2.69%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	9,806,346	9,806,346
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	26,815,055	26,815,055
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	24,515,864	24,515,864
BlackRock Temp Cash Money Market Fund	(3)	457,202	457,202
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	925,046	925,046

			62,519,513

REPURCHASE AGREEMENTS—1.58%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$24,515,864	24,515,864
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	12,257,932	12,257,932

			36,773,796

TIME DEPOSITS—2.37%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	2,451,586	2,451,586
1.33%, 02/10/05	(3)	1,225,793	1,225,774
1.39%, 02/02/05	(3)	1,225,793	1,225,779
1.39%, 04/08/05	(3)	1,716,111	1,716,044
2.63%, 01/04/05	(3)	2,451,586	2,451,586
Bank of America N.A.
1.50%, 01/03/05	(3)	2,508,676	2,508,676
Credit Suisse First Boston
2.34%, 01/14/05	(3)	3,677,380	3,677,380
Fifth Third Bancorp
2.18%, 01/03/05	(3)	2,451,586	2,451,586
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	1,569,015	1,568,977
Natexis Banques
2.32%, 02/02/05	(3)	612,897	612,902
National City Bank (Ohio)
1.25%, 01/06/05	(3)	2,451,586	2,451,587
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	2,451,586	2,451,380
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	4,290,276	4,290,114
1.34%, 02/10/05	(3)	980,635	980,619
1.77%, 05/10/05	(3)	1,225,793	1,225,751
1.90%, 05/11/05	(3)	1,225,793	1,225,750
2.25%, 01/31/05	(3)	1,225,793	1,225,793
2.30%, 05/12/05	(3)	612,897	612,744
2.66%, 11/09/05	(3)	2,451,586	2,451,278
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	2,451,586	2,451,588
2.67%, 11/09/05	(3)	980,635	980,552
Washington Mutual Bank
2.27%, 02/02/05	(3)	980,635	980,635
2.35%, 02/02/05	(3)	3,922,538	3,922,506
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	9,806,346	9,806,346

			54,946,933

U.S. GOVERNMENT AGENCY NOTES—0.39%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	1,716,111	1,717,647
1.80%, 01/18/05	(3)	1,139,988	1,139,133
1.80%, 01/19/05	(3)	1,225,793	1,224,813
2.06%, 05/31/05	(3)	1,222,189	1,211,839
Federal National Mortgage Association
2.33%, 07/22/05	(3)	3,677,380	3,629,880

			8,923,312

TOTAL SHORT-TERM INVESTMENTS (Cost: $438,247,996)			438,247,996

TOTAL INVESTMENTS IN SECURITIES —118.72% (Cost: $2,350,928,348)	(7)		2,757,462,869
Other Assets, Less Liabilities —(18.72%)			(434,881,917)

NET ASSETS —100.00%			$2,322,580,952

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund's investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $2,383,306,381. Net unrealized appreciation aggregated $374,156,488, of which $437,114,565 represented gross unrealized appreciation on securities and $62,958,077 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

December 31, 2004

Security		Shares	Value

COMMON STOCKS—99.94%
ADVERTISING—0.70%
Catalina Marketing Corp.		105,499	$3,125,935
Harte-Hanks Inc.		172,200	4,473,756

			7,599,691

AEROSPACE & DEFENSE—0.72%
Alliant Techsystems Inc.	(1)	76,046	4,971,888
Titan Corp. (The)	(1)	170,971	2,769,730

			7,741,618

AIRLINES—0.62%
AirTran Holdings Inc.	(1) (2)	173,022	1,851,335
JetBlue Airways Corp.	(1) (2)	209,098	4,855,256

			6,706,591

APPAREL—0.40%
Timberland Co. Class A	(1)	69,458	4,352,933

			4,352,933

BANKS—5.28%
Associated Bancorp		261,908	8,697,965
Bank of Hawaii Corp.		106,905	5,424,360
Commerce Bancorp Inc.	(2)	160,476	10,334,654
Cullen/Frost Bankers Inc.		105,164	5,110,970
Investors Financial Services Corp.		134,140	6,704,317
Silicon Valley Bancshares	(1) (2)	72,631	3,255,321
TCF Financial Corp.		280,717	9,022,244
Westamerica Bancorp		64,270	3,747,584
Wilmington Trust Corp.		135,942	4,914,303

			57,211,718

BIOTECHNOLOGY—1.08%
Charles River Laboratories International Inc.	(1)	130,789	6,017,602
Protein Design Labs Inc.	(1) (2)	192,756	3,982,339
Vertex Pharmaceuticals Inc.	(1) (2)	162,087	1,713,260

			11,713,201

CHEMICALS—2.40%
Airgas Inc.		151,382	4,013,137
Cabot Microelectronics Corp.	(1) (2)	50,039	2,004,062
Crompton Corp.		231,632	2,733,258
Lyondell Chemical Co.	(2)	488,558	14,129,097
Olin Corp.	(2)	141,666	3,119,485

			25,999,039

COAL—1.39%
Arch Coal Inc.	(2)	125,820	4,471,643
Peabody Energy Corp.		130,687	10,573,885

			15,045,528

COMMERCIAL SERVICES—5.63%
Alliance Data Systems Corp.	(1)	165,255	7,846,307

Career Education Corp.	(1) (2)	207,382	8,295,280
ChoicePoint Inc.	(1)	179,489	8,254,699
Corinthian Colleges Inc.	(1) (2)	182,524	3,439,665
Deluxe Corp.		100,974	3,769,359
Education Management Corp.	(1)	148,364	4,897,496
First Health Group Corp.	(1)	185,484	3,470,406
Gartner Inc. Class A	(1) (2)	223,593	2,785,969
ITT Educational Services Inc.	(1) (2)	92,713	4,408,503
Korn/Ferry International	(1) (2)	78,682	1,632,652
MoneyGram International Inc.	(2)	178,729	3,778,331
Rollins Inc.		92,174	2,426,020
Sotheby’s Holdings Inc. Class A	(1)	128,127	2,326,786
Valassis Communications Inc.	(1) (2)	103,474	3,622,625

			60,954,098

COMPUTERS—3.67%
Cognizant Technology Solutions Corp.	(1)	268,921	11,383,426
Diebold Inc.		144,530	8,054,657
DST Systems Inc.	(1) (2)	169,467	8,832,620
Henry (Jack) & Associates Inc.		182,588	3,635,327
National Instruments Corp.	(2)	159,745	4,353,051
Reynolds & Reynolds Co. (The) Class A		130,410	3,457,169

			39,716,250

DISTRIBUTION & WHOLESALE—1.90%
CDW Corp.		168,083	11,152,307
Fastenal Co.	(2)	153,491	9,448,906

			20,601,213

DIVERSIFIED FINANCIAL SERVICES—2.40%
Eaton Vance Corp.		135,778	7,080,823
Legg Mason Inc.		203,759	14,927,384
Waddell & Reed Financial Inc. Class A		166,858	3,986,238

			25,994,445

ELECTRIC—0.59%
DPL Inc.	(2)	255,312	6,410,884

			6,410,884

ELECTRICAL COMPONENTS & EQUIPMENT—1.72%
AMETEK Inc.		138,287	4,932,697
Energizer Holdings Inc.	(1)	146,206	7,264,976
Hubbell Inc. Class B		122,926	6,429,030

			18,626,703

ELECTRONICS—1.14%
Amphenol Corp. Class A	(1)	178,588	6,561,323
Gentex Corp.	(2)	156,722	5,801,848

			12,363,171

ENGINEERING & CONSTRUCTION—0.28%
Dycom Industries Inc.	(1)	98,079	2,993,371

			2,993,371

ENTERTAINMENT—1.32%
GTECH Holdings Corp.		233,804	6,067,214
International Speedway Corp. Class A		107,509	5,676,475
Macrovision Corp.	(1)	100,364	2,581,362

			14,325,051

ENVIRONMENTAL CONTROL—0.39%
Stericycle Inc.	(1)	90,854	4,174,741

			4,174,741

FOOD—2.26%
Hormel Foods Corp.		280,742	8,801,262
Tootsie Roll Industries Inc.		105,505	3,653,638
Whole Foods Market Inc.	(2)	125,923	12,006,758

			24,461,658

HEALTH CARE-PRODUCTS—7.01%
Beckman Coulter Inc.		123,006	8,240,172
Cytyc Corp.	(1)	225,504	6,217,145
DENTSPLY International Inc.		163,231	9,173,582
Edwards Lifesciences Corp.	(1) (2)	119,974	4,950,127
Henry Schein Inc.	(1)	87,316	6,080,686
Hillenbrand Industries Inc.		124,892	6,936,502
INAMED Corp.	(1)	72,302	4,573,102
Patterson Companies Inc.	(1) (2)	277,465	12,039,206
TECHNE Corp.	(1)	83,382	3,243,560
Varian Medical Systems Inc.	(1)	274,733	11,879,455
VISX Inc.	(1)	100,126	2,590,260

			75,923,797

HEALTH CARE-SERVICES—3.14%
Apria Healthcare Group Inc.	(1) (2)	97,819	3,223,136
Covance Inc.	(1)	126,020	4,883,275
Coventry Health Care Inc.	(1)	181,573	9,637,895
LifePoint Hospitals Inc.	(1)	78,141	2,720,870
Lincare Holdings Inc.	(1)	203,022	8,658,888
Renal Care Group Inc.	(1)	135,960	4,893,200

			34,017,264

HOME BUILDERS—0.39%
Thor Industries Inc.	(2)	114,694	4,249,413

			4,249,413

HOME FURNISHINGS—1.59%
Harman International Industries Inc.		135,426	17,199,102

			17,199,102

HOUSEHOLD PRODUCTS & WARES—0.84%
Blyth Inc.		82,549	2,440,148
Church & Dwight Co. Inc.		125,899	4,232,724
Tupperware Corp.	(2)	118,195	2,449,000

			9,121,872

INSURANCE—1.12%
Brown & Brown Inc.		139,565	6,078,056
Gallagher (Arthur J.) & Co.	(2)	186,487	6,060,828

			12,138,884

INTERNET—1.91%
Avocent Corp.	(1)	100,556	4,074,529
Macromedia Inc.	(1)	143,297	4,459,403
McAfee Inc.	(1)	324,063	9,375,143
RSA Security Inc.	(1)	140,360	2,815,622

			20,724,697

LODGING—1.57%
Boyd Gaming Corp.	(2)	176,347	7,344,853
Mandalay Resort Group		136,558	9,617,780

			16,962,633

MACHINERY—1.51%
Graco Inc.		139,526	5,211,296
Nordson Corp.		73,208	2,933,445
Zebra Technologies Corp. Class A	(1)	145,186	8,171,068

			16,315,809

MANUFACTURING—3.12%
Brink’s Co. (The)		114,524	4,525,989
Carlisle Companies Inc.		62,808	4,077,495
Crane Co.		110,740	3,193,742
Donaldson Co. Inc.	(2)	167,895	5,470,019
Harsco Corp.		83,284	4,642,250
Lancaster Colony Corp.		70,843	3,037,039
Pentair Inc.		203,765	8,876,003

			33,822,537

MEDIA—2.50%
Readers Digest Association Inc. (The)		200,880	2,794,241
Washington Post Co. (The) Class B		19,348	19,019,471
Westwood One Inc.	(1)	193,775	5,218,361

			27,032,073

METAL FABRICATE & HARDWARE—0.81%
Precision Castparts Corp.		133,018	8,736,622

			8,736,622

OFFICE FURNISHINGS—0.81%
Herman Miller Inc.	(2)	142,610	3,940,314
HNI Corp.		113,376	4,880,837

			8,821,151

OIL & GAS—3.04%
Murphy Oil Corp.		186,050	14,967,723
Noble Energy Inc.		119,021	7,338,835
Patterson-UTI Energy Inc.		337,821	6,570,619
Plains Exploration & Production Co.	(1)	155,608	4,045,808

			32,922,985

OIL & GAS SERVICES—3.04%
FMC Technologies Inc.	(1)	138,021	4,444,276
Grant Prideco Inc.	(1)	249,374	4,999,949
National-Oilwell Inc.	(1) (2)	173,470	6,121,756
Smith International Inc.	(1)	212,117	11,541,286
Varco International Inc.	(1)	197,519	5,757,679

			32,864,946

PACKAGING & CONTAINERS—0.47%
Packaging Corporation of America		215,857	5,083,432

			5,083,432

PHARMACEUTICALS—4.30%
Barr Pharmaceuticals Inc.	(1)	207,341	9,442,309
Cephalon Inc.	(1) (2)	116,431	5,924,009
IVAX Corp.	(1)	507,317	8,025,755
Par Pharmaceutical Companies Inc.	(1) (2)	68,373	2,829,275
Sepracor Inc.	(1) (2)	212,520	12,617,312
Valeant Pharmaceuticals International	(2)	169,786	4,473,861
VCA Antech Inc.	(1)	165,606	3,245,878

			46,558,399

PIPELINES—1.90%
Equitable Resources Inc.		124,343	7,542,646
Questar Corp.		170,528	8,690,107
Western Gas Resources Inc.		149,261	4,365,884

			20,598,637

REAL ESTATE INVESTMENT TRUSTS—2.63%
Developers Diversified Realty Corp.		218,100	9,677,097
Rayonier Inc.	(2)	100,574	4,919,074
United Dominion Realty Trust Inc.		267,488	6,633,702
Weingarten Realty Investors		179,964	7,216,556

			28,446,429

RETAIL—12.60%
Abercrombie & Fitch Co. Class A		176,095	8,267,659
Advance Auto Parts Inc.	(1)	148,403	6,482,243
Aeropostale Inc.	(1) (2)	112,355	3,306,608
American Eagle Outfitters Inc.		148,772	7,007,161
Applebee’s International Inc.		163,633	4,328,093
Brinker International Inc.	(1)	174,465	6,118,488
CarMax Inc.	(1) (2)	210,069	6,522,643
Cheesecake Factory (The)	(1) (2)	156,993	5,097,563
Chico’s FAS Inc.	(1) (2)	180,671	8,225,951
Claire’s Stores Inc.		199,638	4,242,308
Copart Inc.	(1)	181,609	4,779,949
Dollar Tree Stores Inc.	(1) (2)	228,130	6,542,768
Michaels Stores Inc.		274,419	8,224,337
O’Reilly Automotive Inc.	(1) (2)	111,424	5,019,651
Outback Steakhouse Inc.	(2)	148,877	6,815,589
Pacific Sunwear of California Inc.	(1)	149,630	3,330,764
PETsMART Inc.		293,697	10,435,054
Regis Corp.		89,522	4,131,440
Ross Stores Inc.		298,417	8,615,299
Ruby Tuesday Inc.	(2)	131,072	3,418,358
Urban Outfitters Inc.	(1)	163,800	7,272,720
Williams-Sonoma Inc.	(1)	235,838	8,263,764

			136,448,410

SEMICONDUCTORS—3.42%
Cree Inc.	(1) (2)	149,093	5,975,647
Integrated Circuit Systems Inc.	(1)	141,872	2,967,962
Lam Research Corp.	(1)	275,795	7,973,233
Micrel Inc.	(1) (2)	181,769	2,003,094
Microchip Technology Inc.		417,327	11,125,938
Semtech Corp.	(1) (2)	149,307	3,265,344
Silicon Laboratories Inc.	(1) (2)	104,845	3,702,077

			37,013,295

SOFTWARE—3.13%
Acxiom Corp.		174,152	4,580,198
Advent Software Inc.	(1)	65,801	1,347,605
Certegy Inc.		126,162	4,482,536
CSG Systems International Inc.	(1)	103,099	1,927,951
Dun & Bradstreet Corp.	(1)	140,585	8,385,895
Retek Inc.	(1)	113,029	695,128
SEI Investments Co.		207,372	8,695,108
Transaction Systems Architects Inc. Class A	(1)	75,622	1,501,097
Wind River Systems Inc.	(1) (2)	166,002	2,249,327

			33,864,845

TELECOMMUNICATIONS—1.61%
ADTRAN Inc.		154,143	2,950,297
Cincinnati Bell Inc.	(1)	495,013	2,054,304
Harris Corp.		135,328	8,361,917
Plantronics Inc.		97,627	4,048,592

			17,415,110

TRANSPORTATION—3.16%
CH Robinson Worldwide Inc.	(2)	172,587	9,582,030
CNF Inc.		104,288	5,224,829
Expeditors International Washington Inc.		215,518	12,043,146
Hunt (J.B.) Transport Services Inc.		164,379	7,372,398

			34,222,403

WATER—0.43%
Aqua America Inc.		188,211	4,628,109

			4,628,109

TOTAL COMMON STOCKS (Cost: $899,152,343)			1,082,124,758

Security		Shares or Principal	Value

SHORT-TERM INVESTMENTS—18.56%

COMMERCIAL PAPER—4.69%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$563,612	563,505
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	281,806	281,788
2.33%, 01/10/05	(3)	563,612	563,357
Barton Capital Corp.
2.27%, 01/04/05	(3)	1,153,714	1,153,641
2.27%, 01/10/05	(3)	1,253,428	1,252,875
2.30%, 01/21/05	(3)	455,669	455,145
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	1,380,872	1,380,700
2.29%, 01/07/05	(3)	1,127,224	1,126,937
Cantabric Finance LLC
2.27%, 01/03/05	(3)	586,157	586,157
2.28%, 01/03/05	(3)	653,790	653,790
2.38%, 01/20/05	(3)	1,127,224	1,125,957
Chariot Funding LLC
2.31%, 01/11/05	(3)	859,091	858,650
Corporate Asset Funding
2.21%, 02/07/05	(3)	845,418	843,606
2.26%, 02/03/05	(3)	1,127,224	1,125,030
CRC Funding LLC
2.21%, 02/07/05	(3)	281,806	281,202
Den Danske Bank NY
2.25%, 01/03/05	(3)	281,806	281,806
DEPFA Bank PLC
2.28%, 05/03/05	(3)	563,612	559,338
Edison Asset Securitization
2.26%, 05/04/05	(3)	1,409,030	1,398,327
Fairway Finance Corp.
2.55%, 01/03/05	(3)	1,086,926	1,086,926
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	225,445	225,303
2.30%, 02/02/05	(3)	1,127,224	1,125,064
2.31%, 01/11/05	(3)	1,140,897	1,140,312
2.33%, 01/12/05	(3)	525,433	525,127
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	563,612	563,293
2.28%, 04/27/05	(3)	845,418	839,314
Fortis Funding LLC
2.35%, 05/09/05	(3)	1,578,114	1,565,134
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	563,612	563,359
General Electric Capital Corp.
2.24%, 02/02/05	(3)	3,381,673	3,375,360
2.26%, 01/05/05	(3)	1,127,224	1,127,083
2.29%, 01/24/05	(3)	281,806	281,430

Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	394,528	394,106
2.38%, 01/19/05	(3)	450,890	450,413
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	625,869	624,492
2.30%, 02/02/05	(3)	281,806	281,266
2.33%, 02/03/05	(3)	281,806	281,241
Grampian Funding LLC
2.27%, 02/01/05	(3)	845,418	843,873
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	469,511	469,301
2.30%, 02/01/05	(3)	563,612	562,568
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	948,537	947,984
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	654,647	654,353
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	384,519	384,422
2.32%, 01/10/05	(3)	579,686	579,425
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	732,696	731,374
Nationwide Building Society
2.21%, 02/10/05	(3)	1,127,224	1,124,595
New Center Asset Trust
2.25%, 02/02/05	(3)	1,059,591	1,057,604
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	565,844	565,263
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	563,612	563,036
2.30%, 02/02/05	(3)	563,612	562,532
2.34%, 01/20/05	(3)	845,418	844,484
Scaldis Capital LLC
2.28%, 01/07/05	(3)	1,014,502	1,014,245
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	677,732	677,689
2.28%, 02/02/05	(3)	718,560	717,195
Sydney Capital Corp.
2.25%, 01/18/05	(3)	563,612	563,084
2.29%, 01/06/05	(3)	828,735	828,577
Tulip Funding Corp.
2.25%, 01/14/05	(3)	563,612	563,225
2.35%, 01/13/05	(3)	1,642,208	1,641,136
2.36%, 01/24/05	(3)	1,127,224	1,125,672
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	2,254,448	2,254,302
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	563,612	563,541
2.30%, 01/07/05	(3)	563,612	563,468
2.32%, 01/14/05	(3)	563,612	563,213
Yorktown Capital LLC
2.32%, 01/10/05	(3)	563,612	563,358
2.34%, 01/13/05	(3)	281,806	281,623

			50,752,176

FLOATING RATE NOTES—6.67%
American Express Credit Corp.
2.43%, 10/26/05	(3)	2,254,448	2,255,365
Bank of Nova Scotia
2.34%, 09/26/05	(3)	281,806	281,715
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	676,335	676,290
2.32%, 09/23/05	(3) (4)	1,014,502	1,014,209
2.32%, 09/27/05	(3) (4)	901,779	901,515

2.44%, 03/15/05	(3) (4)	563,612	563,703
2.47%, 10/27/05	(3) (4)	1,070,863	1,071,823
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	1,690,836	1,690,454
2.34%, 12/14/05	(3)	1,014,502	1,014,190
2.36%, 10/31/05	(3)	1,127,224	1,126,984
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	1,995,187	1,995,187
CC USA Inc.
2.06%, 07/29/05	(3) (4)	1,127,224	1,127,032
2.27%, 05/04/05	(3) (4)	1,127,224	1,127,149
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	281,806	281,806
Den Danske Bank NY
2.32%, 08/12/05	(3)	1,127,224	1,127,019
2.33%, 10/17/05	(3)	1,127,224	1,126,960
2.35%, 08/26/05	(3)	1,127,224	1,127,006
DEPFA Bank PLC
2.47%, 09/15/05	(3)	1,127,224	1,127,224
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	935,596	935,436
Fairway Finance LLC
2.35%, 03/14/05	(3)	1,127,224	1,127,224
2.37%, 01/20/05	(3)	563,612	563,612
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	2,254,448	2,254,448
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	901,779	901,751
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	646,519	646,519
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	1,127,224	1,127,224
K2 USA LLC
2.05%, 07/25/05	(3) (4)	563,612	563,549
2.33%, 06/10/05	(3) (4)	1,127,224	1,127,164
2.33%, 09/12/05	(3) (4)	1,127,224	1,127,069
2.39%, 10/20/05	(3) (4)	1,127,224	1,127,255
Links Finance LLC
2.12%, 04/25/05	(3)	1,127,224	1,127,452
2.35%, 04/15/05	(3) (4)	1,127,224	1,127,161
2.36%, 11/16/05	(3) (4)	563,612	563,515
National City Bank (Ohio)
2.29%, 08/09/05	(3)	1,127,224	1,127,022
2.35%, 06/23/05	(3)	1,127,224	1,127,066
2.36%, 06/10/05	(3)	563,612	563,689
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	1,127,224	1,127,224
2.58%, 01/27/06	(3) (4)	1,916,281	1,916,497
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	1,127,224	1,127,001
Northern Rock PLC
2.02%, 01/13/05	(3)	1,070,863	1,070,863
2.39%, 10/25/05	(3)	2,254,448	2,254,448
Permanent Financing PLC
2.32%, 03/10/05	(3)	1,127,224	1,127,224
2.34%, 09/12/05	(3)	1,409,030	1,409,030
2.35%, 06/10/05	(3)	507,251	507,251
Sedna Finance Inc.
2.37%, 01/10/06	(3)	225,445	225,387
Sigma Finance Inc.
2.01%, 01/09/06	(3)	1,127,224	1,126,978
2.28%, 12/06/05	(3) (4)	1,127,224	1,126,895
2.34%, 10/07/05	(3) (4)	394,528	394,436
2.39%, 08/17/05	(3)	563,612	563,643

2.39%, 09/15/05	(3)	1,409,030	1,409,121
2.47%, 11/28/05	(3) (4)	1,127,224	1,128,140
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	935,596	935,579
2.30%, 04/07/05	(3) (4)	413,691	413,681
2.33%, 02/25/05	(3) (4)	631,246	631,227
2.36%, 01/18/05	(3) (4)	495,979	495,977
2.37%, 09/15/05	(3) (4)	991,957	991,848
2.39%, 07/25/05	(3) (4)	1,127,224	1,127,161
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	1,690,836	1,690,836
2.40%, 01/25/05	(3)	1,690,836	1,690,836
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	732,696	732,586
2.36%, 07/15/05	(3) (4)	845,418	845,327
2.36%, 09/15/05	(3)	845,418	845,299
2.36%, 10/14/05	(3) (4)	563,612	563,568
2.38%, 01/17/06	(3) (4)	394,528	394,524
2.45%, 06/15/05	(3) (4)	563,612	563,554
White Pine Finance LLC
2.02%, 07/11/05	(3)	281,806	281,790
2.24%, 11/01/05	(3) (4)	574,884	574,731
2.27%, 07/05/05	(3)	563,612	563,550
2.29%, 05/20/05	(3)	507,251	507,232
2.35%, 04/15/05	(3) (4)	845,418	845,371
2.37%, 06/15/05	(3) (4)	462,162	462,162
2.37%, 01/13/06	(3) (4)	1,127,224	1,127,099
2.38%, 03/29/05	(3)	484,706	484,681
2.38%, 06/28/05	(3)	755,240	755,165
2.38%, 08/26/05	(3) (4)	563,612	563,540
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	804,838	804,838

			72,179,087

MEDIUM-TERM NOTES—0.33%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	1,127,224	1,127,193
1.51%, 02/15/05	(3) (4)	732,696	732,830
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	845,418	845,416
K2 USA LLC
1.46%, 01/12/05	(3) (4)	563,612	563,611
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	281,806	281,801

			3,550,851

MONEY MARKET FUNDS—2.60%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	4,508,897	4,508,897
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	11,741,263	11,741,263
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	11,272,242	11,272,242
BlackRock Temp Cash Money Market Fund	(3)	210,219	210,219
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	425,330	425,330

			28,157,951

REPURCHASE AGREEMENTS—1.56%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$11,272,242	11,272,242

Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3	) (6)	5,636,121	5,636,121

				16,908,363

TIME DEPOSITS—2.33%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)		1,127,224	1,127,224
1.33%, 02/10/05	(3)		563,612	563,603
1.39%, 02/02/05	(3)		563,612	563,605
1.39%, 04/08/05	(3)		789,057	789,026
2.63%, 01/04/05	(3)		1,127,224	1,127,224
Bank of America N.A.
1.50%, 01/03/05	(3)		1,153,474	1,153,474
Credit Suisse First Boston
2.34%, 01/14/05	(3)		1,690,836	1,690,836
Fifth Third Bancorp
2.18%, 01/03/05	(3)		1,127,224	1,127,224
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)		721,423	721,406
Natexis Banques
2.32%, 02/02/05	(3)		281,806	281,808
National City Bank (Ohio)
1.25%, 01/06/05	(3)		1,127,224	1,127,225
Norddeutsche Landesbank
2.11%, 06/07/05	(3)		1,127,224	1,127,129
Toronto-Dominion Bank
1.22%, 03/23/05	(3)		1,972,642	1,972,568
1.34%, 02/10/05	(3)		450,890	450,883
1.77%, 05/10/05	(3)		563,612	563,593
1.90%, 05/11/05	(3)		563,612	563,592
2.25%, 01/31/05	(3)		563,612	563,612
2.30%, 05/12/05	(3)		281,806	281,736
2.66%, 11/09/05	(3)		1,127,224	1,127,082
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)		1,127,224	1,127,225
2.67%, 11/09/05	(3)		450,890	450,852
Washington Mutual Bank
2.27%, 02/02/05	(3)		450,890	450,890
2.35%, 02/02/05	(3)		1,803,559	1,803,544
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)		4,508,897	4,508,897

				25,264,258

U.S. GOVERNMENT AGENCY NOTES—0.38%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)		789,057	789,763
1.80%, 01/18/05	(3)		524,159	523,766
1.80%, 01/19/05	(3)		563,612	563,162
2.06%, 05/31/05	(3)		561,955	557,196
Federal National Mortgage Association
2.33%, 07/22/05	(3)		1,690,836	1,668,996

				4,102,883
TOTAL SHORT-TERM INVESTMENTS (Cost: $200,915,569)				200,915,569

TOTAL INVESTMENTS IN SECURITIES — 118.50% (Cost: $1,100,067,912)	(7)			1,283,040,327
Other Assets, Less Liabilities — (18.50%)				(200,292,464)

NET ASSETS — 100.00%				$1,082,747,863

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $1,112,409,163. Net unrealized appreciation aggregated $170,631,164, of which $182,558,751 represented gross unrealized appreciation on securities and $11,927,587 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

December 31, 2004

Security		Shares	Value

COMMON STOCKS–99.89%

AEROSPACE & DEFENSE–0.12%
Sequa Corp. Class A	(1)	33,668	$2,058,798

			2,058,798

AGRICULTURE–0.22%
Universal Corp.	(2)	81,814	3,913,982

			3,913,982

AIRLINES–0.17%
Alaska Air Group Inc.	(1) (2)	86,398	2,893,469

			2,893,469

AUTO PARTS & EQUIPMENT–2.00%
ArvinMeritor Inc.		222,307	4,973,008
Bandag Inc.	(2)	62,321	3,104,209
BorgWarner Inc.		179,998	9,750,492
Lear Corp.		215,761	13,163,579
Modine Manufacturing Co.	(2)	110,817	3,742,290

			34,733,578

BANKS–4.66%
Banknorth Group Inc.		563,605	20,627,943
City National Corp.		157,601	11,134,511
Colonial BancGroup Inc. (The)		428,568	9,098,499
FirstMerit Corp.	(2)	270,087	7,694,779
Greater Bay Bancorp	(2)	163,397	4,555,508
Hibernia Corp. Class A	(2)	496,886	14,663,106
Mercantile Bankshares Corp.		253,768	13,246,690

			81,021,036

BEVERAGES–1.47%
Constellation Brands Inc.	(1)	345,841	16,085,065
PepsiAmericas Inc.		443,734	9,424,910

			25,509,975

BIOTECHNOLOGY–1.32%
Invitrogen Corp.	(1) (2)	164,166	11,020,464
Millennium Pharmaceuticals Inc.	(1) (2)	980,450	11,883,054

			22,903,518

BUILDING MATERIALS–0.74%
Martin Marietta Materials Inc.	(2)	153,888	8,257,630
York International Corp.	(2)	133,130	4,598,310

			12,855,940

CHEMICALS–3.43%
Albemarle Corp.		133,486	5,167,243
Cabot Corp.		197,734	7,648,351
Cytec Industries Inc.	(2)	127,024	6,531,574
Ferro Corp.		134,654	3,122,626
FMC Corp.	(1)	118,192	5,708,674
Lubrizol Corp.		213,797	7,880,557

Minerals Technologies Inc.	(2)	65,670	4,380,189
RPM International Inc.		372,950	7,332,197
Sensient Technologies Corp.	(2)	150,251	3,604,522
Valspar Corp. (The)		164,633	8,233,296

			59,609,229

COMMERCIAL SERVICES—3.22%
ADESA Inc.	(2)	293,729	6,232,929
Banta Corp.		79,865	3,574,757
DeVry Inc.	(1)	225,449	3,913,795
Kelly Services Inc. Class A	(2)	112,847	3,405,722
Laureate Education Inc.	(1) (2)	154,781	6,824,294
Manpower Inc.	(2)	289,077	13,962,419
MPS Group Inc.	(1) (2)	328,566	4,028,219
Quanta Services Inc.	(1) (2)	376,700	3,013,600
Rent-A-Center Inc.	(1)	242,846	6,435,419
United Rentals Inc.	(1) (2)	249,419	4,714,019

			56,105,173

COMPUTERS—4.02%
BISYS Group Inc. (The)	(1)	385,226	6,336,968
Cadence Design Systems Inc.	(1)	866,301	11,963,617
Ceridian Corp.	(1)	476,143	8,703,894
Imation Corp.	(2)	108,975	3,468,674
McDATA Corp. Class A	(1) (2)	378,298	2,254,656
Mentor Graphics Corp.	(1) (2)	244,562	3,739,353
SanDisk Corp.	(1) (2)	522,051	13,035,613
Storage Technology Corp.	(1)	341,489	10,794,467
Synopsys Inc.	(1)	487,394	9,562,670

			69,859,912

DISTRIBUTION & WHOLESALE—0.49%
Tech Data Corp.	(1)	186,231	8,454,887

			8,454,887

DIVERSIFIED FINANCIAL SERVICES—2.64%
AmeriCredit Corp.	(1) (2)	497,696	12,168,667
Edwards (A.G.) Inc.	(2)	244,800	10,577,808
IndyMac Bancorp Inc.		198,559	6,840,358
Jefferies Group Inc.		183,210	7,379,699
LaBranche & Co. Inc.	(1) (2)	192,818	1,727,649
Raymond James Financial Inc.	(2)	236,359	7,322,402

			46,016,583

ELECTRIC—8.97%
Alliant Energy Corp.		370,223	10,588,378
Aquila Inc.	(1)	776,499	2,865,281
Black Hills Corp.	(2)	104,346	3,201,335
Duquesne Light Holdings Inc.	(2)	246,330	4,643,321
Energy East Corp.	(2)	470,778	12,560,357
Great Plains Energy Inc.		238,141	7,210,910
Hawaiian Electric Industries Inc.	(2)	258,220	7,527,113
IDACORP Inc.	(2)	133,583	4,083,632
MDU Resources Group Inc.		378,439	10,096,753
Northeast Utilities		411,391	7,754,720
NSTAR		170,498	9,254,631
OGE Energy Corp.	(2)	285,125	7,558,664
Pepco Holdings Inc.	(2)	602,208	12,839,075
PNM Resources Inc.		193,662	4,897,712
Puget Energy Inc.	(2)	319,429	7,889,896
SCANA Corp.		359,973	14,182,936
Sierra Pacific Resources Corp.	(1) (2)	376,250	3,950,625
Westar Energy Inc.		275,190	6,293,595
Wisconsin Energy Corp.		375,017	12,641,823

WPS Resources Corp.	(2)	119,798	5,985,108

			156,025,865

ELECTRONICS—2.23%
Arrow Electronics Inc.	(1)	371,263	9,021,691
Avnet Inc.	(1)	386,125	7,042,920
KEMET Corp.	(1) (2)	277,996	2,488,064
Plexus Corp.	(1) (2)	138,653	1,803,876
Thomas & Betts Corp.	(1)	189,120	5,815,440
Varian Inc.	(1)	111,195	4,560,107
Vishay Intertechnology Inc.	(1) (2)	532,246	7,994,335

			38,726,433

ENGINEERING & CONSTRUCTION—0.70%
Granite Construction Inc.		133,336	3,546,738
Jacobs Engineering Group Inc.	(1)	180,512	8,626,668

			12,173,406

ENVIRONMENTAL CONTROL—0.93%
Republic Services Inc.		483,206	16,206,729

			16,206,729

FOOD—3.40%
Dean Foods Co.	(1)	477,581	15,736,294
Ruddick Corp.		150,147	3,256,688
Smithfield Foods Inc.	(1)	355,674	10,524,394
Smucker (J.M.) Co. (The)		187,011	8,802,608
Tyson Foods Inc. Class A		1,131,185	20,813,804

			59,133,788

FOREST PRODUCTS & PAPER—1.02%
Bowater Inc.	(2)	178,323	7,840,862
Glatfelter Co.	(2)	141,019	2,154,770
Longview Fibre Co.		164,135	2,977,409
Potlatch Corp.		95,231	4,816,784

			17,789,825

GAS—1.65%
AGL Resources Inc.		240,139	7,982,220
ONEOK Inc.	(2)	331,378	9,417,763
Vectren Corp.		243,467	6,524,916
WGL Holdings Inc.	(2)	155,875	4,807,185

			28,732,084

HAND & MACHINE TOOLS—0.35%
Kennametal Inc.		121,826	6,063,280

			6,063,280

HEALTH CARE-PRODUCTS—0.30%
Steris Corp.	(1)	221,464	5,253,126

			5,253,126

HEALTH CARE-SERVICES—2.92%
Community Health Systems Inc.	(1)	279,568	7,794,356
Health Net Inc.	(1) (2)	355,796	10,271,831
PacifiCare Health Systems Inc.	(1) (2)	270,014	15,261,191
Triad Hospitals Inc.	(1) (2)	246,675	9,178,777
Universal Health Services Inc. Class B		186,929	8,318,341

			50,824,496

HOLDING COMPANIES - DIVERSIFIED—0.92%
Leucadia National Corp.	(2)	229,835	15,968,936

			15,968,936

HOME BUILDERS—5.37%
D.R. Horton Inc.		747,385	30,127,089
Hovnanian Enterprises Inc. Class A	(1)	195,715	9,691,807
Lennar Corp. Class A	(2)	500,429	28,364,316
Ryland Group Inc.		152,423	8,770,419
Toll Brothers Inc.	(1) (2)	239,449	16,428,596

			93,382,227

HOME FURNISHINGS—0.24%
Furniture Brands International Inc.	(2)	170,074	4,260,354

			4,260,354

HOUSEHOLD PRODUCTS & WARES—0.76%
American Greetings Corp. Class A	(2)	219,544	5,565,440
Scotts Co. (The) Class A	(1)	105,372	7,746,949

			13,312,389

INSURANCE—9.64%
Allmerica Financial Corp.	(1)	170,593	5,600,568
American Financial Group Inc.		236,457	7,403,469
AmerUs Group Co.	(2)	125,529	5,686,464
Berkley (W.R.) Corp.		269,642	12,719,013
Everest Re Group Ltd.		179,847	16,107,097
Fidelity National Financial Inc.		559,080	25,533,184
First American Corp.		287,185	10,091,681
HCC Insurance Holdings Inc.		217,255	7,195,486
Horace Mann Educators Corp.		137,550	2,624,454
Ohio Casualty Corp.	(1)	198,266	4,601,754
Old Republic International Corp.		584,306	14,782,942
PMI Group Inc. (The)	(2)	305,292	12,745,941
Protective Life Corp.		222,507	9,498,824
Radian Group Inc.		294,443	15,676,145
StanCorp Financial Group Inc.		91,068	7,513,110
Unitrin Inc.		219,734	9,986,910

			167,767,042

INTERNET—0.61%
CheckFree Corp.	(1) (2)	277,996	10,586,088

			10,586,088

IRON & STEEL—0.31%
Steel Dynamics Inc.		144,670	5,480,100

			5,480,100

LEISURE TIME—0.19%
Callaway Golf Co.	(2)	245,107	3,308,945

			3,308,945

LODGING—1.16%
Caesars Entertainment Inc.	(1)	1,003,162	20,203,683

			20,203,683

MACHINERY—0.81%
AGCO Corp.	(1)	289,344	6,333,739
Flowserve Corp.	(1) (2)	177,106	4,877,499
Tecumseh Products Co. Class A		59,383	2,838,507

			14,049,745

MANUFACTURING—1.40%
Federal Signal Corp.	(2)	154,652	2,731,154
SPX Corp.	(2)	240,770	9,645,246
Teleflex Inc.	(2)	129,114	6,706,181
Trinity Industries Inc.	(2)	152,381	5,193,144

			24,275,725

MEDIA—2.02%
Belo (A.H.) Corp.		368,392	9,666,606
Emmis Communications Corp.	(1)	180,046	3,455,083
Entercom Communications Corp.	(1)	159,729	5,732,674
Lee Enterprises Inc.		144,732	6,669,251
Media General Inc. Class A		76,039	4,928,088
Scholastic Corp.	(1) (2)	127,121	4,698,392

			35,150,094

METAL FABRICATE & HARDWARE—0.29%
Worthington Industries Inc.		254,575	4,984,579

			4,984,579

OIL & GAS—4.26%
ENSCO International Inc.		484,153	15,367,016
Forest Oil Corp.	(1)	190,001	6,026,832
Helmerich & Payne Inc.		161,543	5,498,924
Newfield Exploration Co.	(1)	199,529	11,782,187
Pioneer Natural Resources Co.		467,245	16,400,300
Pogo Producing Co.		206,443	10,010,421
Pride International Inc.	(1) (2)	436,628	8,968,339

			74,054,019

OIL & GAS SERVICES—2.43%
Cooper Cameron Corp.	(1) (2)	176,033	9,472,336
Hanover Compressor Co.	(1) (2)	250,262	3,536,202
Tidewater Inc.	(2)	194,289	6,918,631
Weatherford International Ltd.	(1)	435,398	22,335,917

			42,263,086

PACKAGING & CONTAINERS—0.54%
Sonoco Products Co.		314,887	9,336,400

			9,336,400

PHARMACEUTICALS—0.89%
Omnicare Inc.		333,825	11,557,022
Perrigo Co.		231,385	3,996,019

			15,553,041

PIPELINES—0.43%
National Fuel Gas Co.	(2)	264,601	7,498,792

			7,498,792

REAL ESTATE INVESTMENT TRUSTS—3.17%
AMB Property Corp.		265,789	10,735,218
Highwoods Properties Inc.	(2)	171,837	4,759,885
Hospitality Properties Trust	(2)	215,351	9,906,146
Liberty Property Trust	(2)	274,421	11,854,987
Mack-Cali Realty Corp.		195,015	8,976,540
New Plan Excel Realty Trust Inc.	(2)	328,900	8,906,612

			55,139,388

RETAIL—4.57%
AnnTaylor Stores Corp.	(1)	226,103	4,867,998
Barnes & Noble Inc.	(1)	224,597	7,247,745
BJ’s Wholesale Club Inc.	(1) (2)	222,661	6,486,115
Bob Evans Farms Inc.	(2)	113,431	2,965,086
Borders Group Inc.		240,585	6,110,859
CBRL Group Inc.		154,333	6,458,836
Foot Locker Inc.		498,836	13,433,653
Krispy Kreme Doughnuts Inc.	(1) (2)	197,827	2,492,620
Neiman-Marcus Group Inc. Class A	(2)	156,363	11,186,209

99 Cents Only Stores	(1)	222,694	3,598,735
Payless ShoeSource Inc.	(1) (2)	218,891	2,692,359
Pier 1 Imports Inc.	(2)	275,212	5,421,676
Saks Inc.	(2)	446,767	6,482,589

			79,444,480

SAVINGS & LOANS—3.10%
Astoria Financial Corp.		238,491	9,532,485
Independence Community Bank Corp.		271,300	11,551,954
New York Community Bancorp Inc.	(2)	849,706	17,478,452
Washington Federal Inc.		252,240	6,694,450
Webster Financial Corp.		169,961	8,606,825

			53,864,166

SEMICONDUCTORS—2.69%
Atmel Corp.	(1)	1,529,545	5,995,816
Credence Systems Corp.	(1) (2)	306,350	2,803,103
Cypress Semiconductor Corp.	(1)	402,918	4,726,228
Fairchild Semiconductor International Inc. Class A	(1)	382,959	6,226,913
Integrated Device Technology Inc.	(1)	342,033	3,953,901
International Rectifier Corp.	(1)	213,953	9,535,885
Intersil Corp. Class A		482,331	8,074,221
Lattice Semiconductor Corp.	(1)	364,367	2,076,892
LTX Corp.	(1)	195,878	1,506,302
TriQuint Semiconductor Inc.	(1) (2)	441,827	1,966,130

			46,865,391

SOFTWARE—1.69%
Activision Inc.	(1)	445,894	8,998,141
Ascential Software Corp.	(1)	188,798	3,079,295
Fair Isaac Corp.		225,321	8,264,774
Keane Inc.	(1) (2)	199,304	2,929,769
Sybase Inc.	(1)	304,783	6,080,421

			29,352,400

TELECOMMUNICATIONS—2.69%
CommScope Inc.	(1) (2)	174,232	3,292,985
Newport Corp.	(1) (2)	137,786	1,942,783
Polycom Inc.	(1)	314,050	7,323,646
Powerwave Technologies Inc.	(1) (2)	335,626	2,846,108
RF Micro Devices Inc.	(1) (2)	600,315	4,106,155
Telephone & Data Systems Inc.		183,937	14,153,952
Tellabs Inc.	(1)	1	8
3Com Corp.	(1)	1,215,760	5,069,719
UTStarcom Inc.	(1) (2)	366,177	8,110,821

			46,846,177

TEXTILES—1.12%
Mohawk Industries Inc.	(1) (2)	213,670	19,497,388

			19,497,388

TRANSPORTATION—1.35%
Alexander & Baldwin Inc.		136,699	5,798,772
Overseas Shipholding Group Inc.		126,158	6,963,922
Swift Transportation Co. Inc.	(1) (2)	235,000	5,047,800
Werner Enterprises Inc.		252,712	5,721,400

			23,531,894

TRUCKING & LEASING—0.27%
GATX Corp.	(2)	158,416	4,682,777

			4,682,777

TOTAL COMMON STOCKS (Cost: $1,493,094,580)			1,737,524,418

Security		Shares or Principal	Value

SHORT-TERM INVESTMENTS—22.29%

COMMERCIAL PAPER—5.63%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$1,087,211	1,087,005
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	543,606	543,572
2.33%, 01/10/05	(3)	1,087,211	1,086,719
Barton Capital Corp.
2.27%, 01/04/05	(3)	2,225,522	2,225,381
2.27%, 01/10/05	(3)	2,417,871	2,416,804
2.30%, 01/21/05	(3)	878,989	877,978
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	2,663,712	2,663,379
2.29%, 01/07/05	(3)	2,174,423	2,173,870
Cantabric Finance LLC
2.27%, 01/03/05	(3)	1,130,700	1,130,700
2.28%, 01/03/05	(3)	1,261,165	1,261,165
2.38%, 01/20/05	(3)	2,174,423	2,171,979
Chariot Funding LLC
2.31%, 01/11/05	(3)	1,657,193	1,656,342
Corporate Asset Funding
2.21%, 02/07/05	(3)	1,630,817	1,627,322
2.26%, 02/03/05	(3)	2,174,423	2,170,191
CRC Funding LLC
2.21%, 02/07/05	(3)	543,606	542,440
Den Danske Bank NY
2.25%, 01/03/05	(3)	543,606	543,606
DEPFA Bank PLC
2.28%, 05/03/05	(3)	1,087,211	1,078,967
Edison Asset Securitization
2.26%, 05/04/05	(3)	2,718,029	2,697,382
Fairway Finance Corp.
2.55%, 01/03/05	(3)	2,096,687	2,096,687
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	434,885	434,610
2.30%, 02/02/05	(3)	2,174,423	2,170,255
2.31%, 01/11/05	(3)	2,200,799	2,199,669
2.33%, 01/12/05	(3)	1,013,564	1,012,973
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	1,087,211	1,086,597
2.28%, 04/27/05	(3)	1,630,817	1,619,043
Fortis Funding LLC
2.35%, 05/09/05	(3)	3,044,192	3,019,154
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	1,087,211	1,086,724
General Electric Capital Corp.
2.24%, 02/02/05	(3)	6,523,269	6,511,092
2.26%, 01/05/05	(3)	2,174,423	2,174,150
2.29%, 01/24/05	(3)	543,606	542,880
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	761,048	760,232
2.38%, 01/19/05	(3)	869,769	868,849
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	1,207,305	1,204,649
2.30%, 02/02/05	(3)	543,606	542,564
2.33%, 02/03/05	(3)	543,606	542,515

Grampian Funding LLC
2.27%, 02/01/05	(3)	1,630,817	1,627,835
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	905,691	905,286
2.30%, 02/01/05	(3)	1,087,211	1,085,197
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	1,829,733	1,828,668
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	1,262,818	1,262,251
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	741,739	741,552
2.32%, 01/10/05	(3)	1,118,219	1,117,714
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	1,413,375	1,410,825
Nationwide Building Society
2.21%, 02/10/05	(3)	2,174,423	2,169,350
New Center Asset Trust
2.25%, 02/02/05	(3)	2,043,958	2,040,126
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	1,091,517	1,090,396
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	1,087,211	1,086,100
2.30%, 02/02/05	(3)	1,087,211	1,085,128
2.34%, 01/20/05	(3)	1,630,817	1,629,015
Scaldis Capital LLC
2.28%, 01/07/05	(3)	1,956,981	1,956,485
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	1,307,350	1,307,267
2.28%, 02/02/05	(3)	1,386,108	1,383,474
Sydney Capital Corp.
2.25%, 01/18/05	(3)	1,087,211	1,086,192
2.29%, 01/06/05	(3)	1,598,636	1,598,331
Tulip Funding Corp.
2.25%, 01/14/05	(3)	1,087,211	1,086,464
2.35%, 01/13/05	(3)	3,167,830	3,165,762
2.36%, 01/24/05	(3)	2,174,423	2,171,429
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	4,348,846	4,348,564
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	1,087,211	1,087,075
2.30%, 01/07/05	(3)	1,087,211	1,086,934
2.32%, 01/14/05	(3)	1,087,211	1,086,441
Yorktown Capital LLC
2.32%, 01/10/05	(3)	1,087,211	1,086,721
2.34%, 01/13/05	(3)	543,606	543,252

			97,901,279

FLOATING RATE NOTES—8.00%
American Express Credit Corp.
2.43%, 10/26/05	(3)	4,348,846	4,350,614
Bank of Nova Scotia
2.34%, 09/26/05	(3)	543,606	543,430
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	1,304,654	1,304,567
2.32%, 09/23/05	(3) (4)	1,956,981	1,956,417
2.32%, 09/27/05	(3) (4)	1,739,538	1,739,029
2.44%, 03/15/05	(3) (4)	1,087,211	1,087,386
2.47%, 10/27/05	(3) (4)	2,065,702	2,067,554
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	3,261,634	3,260,897
2.34%, 12/14/05	(3)	1,956,981	1,956,379
2.36%, 10/31/05	(3)	2,174,423	2,173,959
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	3,848,729	3,848,729

CC USA Inc.
2.06%, 07/29/05	(3) (4)	2,174,423	2,174,052
2.27%, 05/04/05	(3) (4)	2,174,423	2,174,279
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	543,606	543,606
Den Danske Bank NY
2.32%, 08/12/05	(3)	2,174,423	2,174,028
2.33%, 10/17/05	(3)	2,174,423	2,173,913
2.35%, 08/26/05	(3)	2,174,423	2,174,003
DEPFA Bank PLC
2.47%, 09/15/05	(3)	2,174,423	2,174,423
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	1,804,771	1,804,463
Fairway Finance LLC
2.35%, 03/14/05	(3)	2,174,423	2,174,423
2.37%, 01/20/05	(3)	1,087,211	1,087,211
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	4,348,846	4,348,846
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	1,739,538	1,739,483
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	1,247,139	1,247,139
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	2,174,423	2,174,423
K2 USA LLC
2.05%, 07/25/05	(3) (4)	1,087,211	1,087,090
2.33%, 06/10/05	(3) (4)	2,174,423	2,174,308
2.33%, 09/12/05	(3) (4)	2,174,423	2,174,124
2.39%, 10/20/05	(3) (4)	2,174,423	2,174,482
Links Finance LLC
2.12%, 04/25/05	(3)	2,174,423	2,174,863
2.35%, 04/15/05	(3) (4)	2,174,423	2,174,301
2.36%, 11/16/05	(3) (4)	1,087,211	1,087,023
National City Bank (Ohio)
2.29%, 08/09/05	(3)	2,174,423	2,174,033
2.35%, 06/23/05	(3)	2,174,423	2,174,117
2.36%, 06/10/05	(3)	1,087,211	1,087,360
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	2,174,423	2,174,423
2.58%, 01/27/06	(3) (4)	3,696,519	3,696,936
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	2,174,423	2,173,993
Northern Rock PLC
2.02%, 01/13/05	(3)	2,065,702	2,065,702
2.39%, 10/25/05	(3)	4,348,846	4,348,846
Permanent Financing PLC
2.32%, 03/10/05	(3)	2,174,423	2,174,423
2.34%, 09/12/05	(3)	2,718,029	2,718,029
2.35%, 06/10/05	(3)	978,490	978,490
Sedna Finance Inc.
2.37%, 01/10/06	(3)	434,885	434,773
Sigma Finance Inc.
2.01%, 01/09/06	(3)	2,174,423	2,173,948
2.28%, 12/06/05	(3) (4)	2,174,423	2,173,788
2.34%, 10/07/05	(3) (4)	761,048	760,869
2.39%, 08/17/05	(3)	1,087,211	1,087,271
2.39%, 09/15/05	(3)	2,718,029	2,718,203
2.47%, 11/28/05	(3) (4)	2,174,423	2,176,190
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	1,804,771	1,804,738
2.30%, 04/07/05	(3) (4)	798,013	797,993
2.33%, 02/25/05	(3) (4)	1,217,677	1,217,642
2.36%, 01/18/05	(3) (4)	956,746	956,742
2.37%, 09/15/05	(3) (4)	1,913,492	1,913,281

2.39%, 07/25/05	(3) (4)	2,174,423	2,174,302
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	3,261,634	3,261,634
2.40%, 01/25/05	(3)	3,261,634	3,261,634
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	1,413,375	1,413,163
2.36%, 07/15/05	(3) (4)	1,630,817	1,630,642
2.36%, 09/15/05	(3)	1,630,817	1,630,588
2.36%, 10/14/05	(3) (4)	1,087,211	1,087,127
2.38%, 01/17/06	(3) (4)	761,048	761,040
2.45%, 06/15/05	(3) (4)	1,087,211	1,087,100
White Pine Finance LLC
2.02%, 07/11/05	(3)	543,606	543,574
2.24%, 11/01/05	(3) (4)	1,108,956	1,108,660
2.27%, 07/05/05	(3)	1,087,211	1,087,092
2.29%, 05/20/05	(3)	978,490	978,454
2.35%, 04/15/05	(3) (4)	1,630,817	1,630,726
2.37%, 06/15/05	(3) (4)	891,513	891,513
2.37%, 01/13/06	(3) (4)	2,174,423	2,174,183
2.38%, 03/29/05	(3)	935,002	934,953
2.38%, 06/28/05	(3)	1,456,863	1,456,718
2.38%, 08/26/05	(3) (4)	1,087,211	1,087,071
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	1,552,538	1,552,538

			139,233,946

MEDIUM-TERM NOTES—0.39%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	2,174,423	2,174,362
1.51%, 02/15/05	(3) (4)	1,413,375	1,413,634
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	1,630,817	1,630,814
K2 USA LLC
1.46%, 01/12/05	(3) (4)	1,087,211	1,087,209
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	543,606	543,596

			6,849,615

MONEY MARKET FUNDS—3.13%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	8,697,692	8,697,692
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	22,701,674	22,701,674
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	21,744,229	21,744,229
BlackRock Temp Cash Money Market Fund	(3)	405,513	405,513
Short Term Investment Co.—Prime Money Market Portfolio, Institutional Shares	(3)	820,465	820,465

			54,369,573

REPURCHASE AGREEMENTS—1.88%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$21,744,229	21,744,229
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	10,872,114	10,872,114

			32,616,343

TIME DEPOSITS—2.80%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	2,174,423	2,174,423
1.33%, 02/10/05	(3)	1,087,211	1,087,194

1.39%, 02/02/05	(3)	1,087,211	1,087,198
1.39%, 04/08/05	(3)	1,522,096	1,522,037
2.63%, 01/04/05	(3)	2,174,423	2,174,423
Bank of America N.A.
1.50%, 01/03/05	(3)	2,225,059	2,225,059
Credit Suisse First Boston
2.34%, 01/14/05	(3)	3,261,634	3,261,634
Fifth Third Bancorp
2.18%, 01/03/05	(3)	2,174,423	2,174,423
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	1,391,631	1,391,597
Natexis Banques
2.32%, 02/02/05	(3)	543,606	543,610
National City Bank (Ohio)
1.25%, 01/06/05	(3)	2,174,423	2,174,424
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	2,174,423	2,174,240
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	3,805,240	3,805,096
1.34%, 02/10/05	(3)	869,769	869,756
1.77%, 05/10/05	(3)	1,087,211	1,087,174
1.90%, 05/11/05	(3)	1,087,211	1,087,174
2.25%, 01/31/05	(3)	1,087,211	1,087,211
2.30%, 05/12/05	(3)	543,606	543,470
2.66%, 11/09/05	(3)	2,174,423	2,174,149
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	2,174,423	2,174,425
2.67%, 11/09/05	(3)	869,769	869,696
Washington Mutual Bank
2.27%, 02/02/05	(3)	869,769	869,769
2.35%, 02/02/05	(3)	3,479,077	3,479,048
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	8,697,692	8,697,692

			48,734,922

U.S. GOVERNMENT AGENCY NOTES—0.46%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	1,522,096	1,523,459
1.80%, 01/18/05	(3)	1,011,107	1,010,348
1.80%, 01/19/05	(3)	1,087,211	1,086,342
2.06%, 05/31/05	(3)	1,084,015	1,074,835
Federal National Mortgage Association
2.33%, 07/22/05	(3)	3,261,634	3,219,505

			7,914,489

TOTAL SHORT-TERM INVESTMENTS (Cost: $387,620,167)			387,620,167

TOTAL INVESTMENTS IN SECURITIES — 122.18% (Cost: $1,880,714,747)	(7)		2,125,144,585
Other Assets, Less Liabilities — (22.18%)			(385,770,517)

NET ASSETS — 100.00%			$1,739,374,068

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $1,897,062,526. Net unrealized appreciation aggregated $228,082,059, of which $254,772,593 represented gross unrealized appreciation on securities and $26,690,534 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2004

Security		Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.21%
ADVO Inc.		244,610	$8,720,347

			8,720,347

AEROSPACE & DEFENSE—2.16%
AAR Corp.	(1) (2)	257,956	3,513,360
Armor Holdings Inc.	(1) (2)	265,882	12,501,772
Curtiss-Wright Corp.	(2)	171,721	9,858,503
DRS Technologies Inc.	(1)	217,900	9,306,509
EDO Corp.	(2)	160,027	5,080,857
Engineered Support Systems Inc.		213,208	12,626,178
Esterline Technologies Corp.	(1)	195,417	6,380,365
GenCorp Inc.	(2)	422,104	7,838,471
Kaman Corp. Class A		182,509	2,308,739
Moog Inc. Class A	(1)	205,743	9,330,445
Teledyne Technologies Inc.	(1)	261,560	7,697,711
Triumph Group Inc.	(1) (2)	127,023	5,017,408

			91,460,318

AGRICULTURE—0.26%
Delta & Pine Land Co.	(2)	308,943	8,427,965
DIMON Inc.	(2)	363,164	2,440,462

			10,868,427

AIRLINES—0.34%
Frontier Airlines Inc.	(1) (2)	284,827	3,249,876
Mesa Air Group Inc.	(1) (2)	252,709	2,006,509
SkyWest Inc.		460,031	9,228,222

			14,484,607

APPAREL—1.59%
Ashworth Inc.	(1)	107,049	1,165,764
Gymboree Corp.	(1) (2)	245,642	3,149,130
Haggar Corp.		57,583	1,351,991
Kellwood Co.		221,541	7,643,164
K-Swiss Inc. Class A	(2)	274,375	7,989,800
OshKosh B’Gosh Inc. Class A	(2)	94,514	2,022,600
Oxford Industries Inc.	(2)	134,577	5,558,030
Phillips-Van Heusen Corp.	(2)	246,995	6,668,865
Quiksilver Inc.	(1)	455,508	13,569,583
Russell Corp.		261,478	5,093,591
Stride Rite Corp.		295,743	3,303,449
Wolverine World Wide Inc.		306,209	9,621,087

			67,137,054

AUTO MANUFACTURERS—0.62%
Oshkosh Truck Corp.		286,577	19,596,135
Wabash National Corp.	(1) (2)	242,967	6,543,101

			26,139,236

AUTO PARTS & EQUIPMENT—0.19%
Standard Motor Products Inc.		158,978	2,511,852
Superior Industries International Inc.	(2)	196,774	5,716,285

			8,228,137

BANKS—6.48%
Boston Private Financial Holdings Inc.	(2)	219,714	6,189,343
Chittenden Corp.	(2)	370,639	10,648,459
Community Bank System Inc.		245,035	6,922,239
East West Bancorp Inc.		419,649	17,608,472
First BanCorp (Puerto Rico)		322,952	20,510,682
First Midwest Bancorp Inc.		371,420	13,478,832
First Republic Bank		130,647	6,924,291
Fremont General Corp.	(2)	617,472	15,547,945
Gold Bancorp Inc.		319,622	4,672,874
Hudson United Bancorp		360,075	14,179,753
Irwin Financial Corp.	(2)	227,348	6,454,410
Nara Bancorp Inc.	(2)	186,413	3,965,005
PrivateBancorp Inc.	(2)	163,126	5,257,551
Provident Bankshares Corp.		265,189	9,644,924
Republic Bancorp Inc.		564,183	8,620,716
Riggs National Corp.		253,057	5,379,992
South Financial Group Inc. (The)		569,413	18,523,005
Southwest Bancorp of Texas Inc.	(2)	561,023	13,066,226
Sterling Bancshares Inc.		359,579	5,131,192
Susquehanna Bancshares Inc.		372,451	9,292,652
TrustCo Bank Corp. NY	(2)	593,097	8,178,808
UCBH Holdings Inc.	(2)	364,485	16,700,703
Umpqua Holdings Corp.		357,456	9,011,466
United Bancshares Inc.		345,438	13,178,460
Whitney Holding Corp.		336,364	15,133,016
Wintrust Financial Corp.	(2)	172,467	9,823,720

			274,044,736

BIOTECHNOLOGY—0.65%
ArQule Inc.	(1)	230,923	1,337,044
Cambrex Corp.		209,654	5,681,623
CryoLife Inc.	(1) (2)	186,171	1,316,229
Enzo Biochem Inc.	(1) (2)	259,375	5,050,031
Integra LifeSciences Holdings Corp.	(1) (2)	231,138	8,535,926
Regeneron Pharmaceuticals Inc.	(1) (2)	445,976	4,107,439
Savient Pharmaceuticals Inc.	(1) (2)	481,756	1,305,559

			27,333,851

BUILDING MATERIALS—1.64%
Apogee Enterprises Inc.		218,360	2,928,208
ElkCorp		158,852	5,435,915
Florida Rock Industries Inc.	(2)	347,336	20,676,912
Lennox International Inc.		482,499	9,818,855
Simpson Manufacturing Co. Inc.	(2)	381,910	13,328,659
Texas Industries Inc.		173,614	10,830,041
Universal Forest Products Inc.		143,663	6,234,974

			69,253,564

CHEMICALS—1.44%
Arch Chemicals Inc.	(2)	188,290	5,418,986
Fuller (H.B.) Co.		229,149	6,533,038
Georgia Gulf Corp.		268,269	13,359,796
MacDermid Inc.		242,609	8,758,185
OM Group Inc.	(1)	226,106	7,330,357
OMNOVA Solutions Inc.	(1)	322,769	1,813,962
Penford Corp.		70,111	1,102,846
PolyOne Corp.	(1)	730,266	6,616,210
Quaker Chemical Corp.		77,375	1,921,995
Schulman (A.) Inc.		245,444	5,254,956

Wellman Inc.	(2)	257,268	2,750,195

			60,860,526

COAL—0.50%
Massey Energy Co.	(2)	609,210	21,291,889

			21,291,889

COMMERCIAL SERVICES—3.82%
Aaron Rents Inc.		398,288	9,957,200
ABM Industries Inc.		388,495	7,661,121
Administaff Inc.	(1) (2)	204,713	2,581,431
Arbitron Inc.	(1)	248,150	9,722,517
Bowne & Co. Inc.		287,690	4,677,839
CDI Corp.	(2)	158,102	3,380,221
Central Parking Corp.	(2)	290,800	4,405,620
Chemed Corp.		100,084	6,716,637
Coinstar Inc.	(1) (2)	197,324	5,294,203
Consolidated Graphics Inc.	(1)	109,598	5,030,548
CPI Corp.		61,666	838,041
Cross Country Healthcare Inc.	(1) (2)	256,568	4,638,749
Heidrick & Struggles International Inc.	(1)	153,668	5,266,202
Hooper Holmes Inc.		523,522	3,099,250
Insurance Auto Auctions Inc.	(1)	92,246	2,068,155
Labor Ready Inc.	(1) (2)	336,022	5,685,492
MAXIMUS Inc.	(1) (2)	174,216	5,421,602
Midas Inc.	(1) (2)	126,520	2,530,400
NCO Group Inc.	(1) (2)	256,422	6,628,509
On Assignment Inc.	(1)	201,885	1,047,783
PAREXEL International Corp.	(1) (2)	209,010	4,242,903
Pharmaceutical Product Development Inc.	(1)	452,879	18,699,374
Pre-Paid Legal Services Inc.	(2)	124,139	4,661,419
PRG-Schultz International Inc.	(1) (2)	497,762	2,503,743
Rewards Network Inc.	(1)	200,450	1,403,150
SFBC International Inc.	(1) (2)	118,539	4,682,290
SOURCECORP Inc.	(1)	127,077	2,428,441
Spherion Corp.	(1)	487,992	4,099,133
StarTek Inc.	(2)	116,160	3,304,752
Vertrue Inc.	(1) (2)	84,665	3,197,797
Viad Corp.		176,167	5,018,998
Volt Information Sciences Inc.	(1)	122,620	3,603,802
Watson Wyatt & Co. Holdings		258,598	6,969,216

			161,466,538

COMPUTERS—2.60%
Agilysys Inc.		256,532	4,396,958
Brooktrout Inc.	(1)	101,449	1,218,402
CACI International Inc. Class A	(1)	234,128	15,951,141
Carreker Corp.	(1)	196,560	1,690,416
Catapult Communications Corp.	(1)	116,302	2,809,856
CIBER Inc.	(1) (2)	501,330	4,832,821
FactSet Research Systems Inc.	(2)	249,047	14,554,307
Hutchinson Technology Inc.	(1) (2)	208,748	7,216,418
Kronos Inc.	(1) (2)	249,435	12,753,612
Manhattan Associates Inc.	(1) (2)	240,623	5,746,077
Mercury Computer Systems Inc.	(1) (2)	167,505	4,971,548
MICROS Systems Inc.	(1)	148,249	11,572,317
MTS Systems Corp.		163,615	5,531,823
NYFIX Inc.	(1) (2)	258,936	1,602,814
Phoenix Technologies Ltd.	(1)	196,327	1,621,661
Radiant Systems Inc.	(1)	214,488	1,396,317
RadiSys Corp.	(1) (2)	152,384	2,979,107
Synaptics Inc.	(1) (2)	203,513	6,223,428
TALX Corp.	(2)	110,569	2,851,575

			109,920,598

DISTRIBUTION & WHOLESALE—1.52%
Advanced Marketing Services Inc.		152,730	1,536,464
Bell Microproducts Inc.	(1) (2)	227,507	2,188,617
Building Materials Holdings Corp.		110,140	4,217,261
Hughes Supply Inc.		528,933	17,110,983
ScanSource Inc.	(1)	100,551	6,250,250
SCP Pool Corp.		417,772	13,326,927
United Stationers Inc.	(1)	264,773	12,232,513
Watsco Inc.		213,615	7,523,520

			64,386,535

DIVERSIFIED FINANCIAL SERVICES—0.64%
Financial Federal Corp.	(1) (2)	137,895	5,405,484
Investment Technology Group Inc.	(1)	335,621	6,712,420
Piper Jaffray Companies Inc.	(1) (2)	159,047	7,626,304
SWS Group Inc.		137,959	3,024,061
World Acceptance Corp.	(1)	150,476	4,139,595

			26,907,864

ELECTRIC—1.25%
ALLETE Inc.		236,640	8,696,520
Avista Corp.		387,818	6,852,744
Central Vermont Public Service Corp.		97,461	2,266,943
CH Energy Group Inc.	(2)	126,595	6,082,890
Cleco Corp.		391,490	7,931,587
El Paso Electric Co.	(1)	379,519	7,188,090
Green Mountain Power Corp.		40,478	1,166,981
UIL Holdings Corp.	(2)	116,637	5,983,478
UniSource Energy Corp.	(2)	274,388	6,615,495

			52,784,728

ELECTRICAL COMPONENTS & EQUIPMENT—1.13%
Advanced Energy Industries Inc.	(1)	262,186	2,393,758
Artesyn Technologies Inc.	(1) (2)	314,563	3,554,562
Belden CDT Inc.	(2)	375,451	8,710,463
C&D Technologies Inc.		203,846	3,473,536
Intermagnetics General Corp.	(1) (2)	203,089	5,160,492
Littelfuse Inc.	(1)	178,136	6,085,126
Magnetek Inc.	(1) (2)	228,401	1,575,967
Rayovac Corp.	(1) (2)	276,847	8,460,444
Vicor Corp.		337,977	4,430,878
Wilson Greatbatch Technologies Inc.	(1) (2)	169,936	3,809,965

			47,655,191

ELECTRONICS—4.28%
Analogic Corp.	(2)	109,642	4,910,865
Bei Technologies Inc.		118,902	3,671,694
Bel Fuse Inc. Class B	(2)	89,263	3,016,197
Benchmark Electronics Inc.	(1)	330,930	11,284,713
Brady Corp. Class A		193,580	12,112,301
Checkpoint Systems Inc.	(1)	301,819	5,447,833
Coherent Inc.	(1)	242,778	7,390,162
CTS Corp.		288,829	3,838,537
Cubic Corp.	(2)	214,580	5,400,979
Cymer Inc.	(1)	295,669	8,734,062
Daktronics Inc.	(1) (2)	151,847	3,779,472
Dionex Corp.	(1)	167,063	9,467,460
Electro Scientific Industries Inc.	(1)	226,935	4,484,236
FEI Co.	(1)	267,141	5,609,961
FLIR Systems Inc.	(1) (2)	273,901	17,472,145
Itron Inc.	(1) (2)	169,778	4,059,392
Keithley Instruments Inc.		129,958	2,560,173
Meade Instruments Corp.	(1)	156,903	538,177

Methode Electronics Inc.			285,917	3,674,033
Park Electrochemical Corp.			159,878	3,466,155
Paxar Corp.	(1)		316,063	7,007,117
Photon Dynamics Inc.	(1	) (2)	133,274	3,235,893
Planar Systems Inc.	(1	) (2)	117,128	1,315,347
Rogers Corp.	(1	) (2)	134,079	5,778,805
SBS Technologies Inc.	(1)		122,676	1,712,557
Sonic Solutions Inc.	(1	) (2)	186,244	4,179,315
Technitrol Inc.	(1)		324,675	5,909,085
Trimble Navigation Ltd.	(1	) (2)	415,223	13,718,968
Watts Water Technologies Inc. Class A			259,056	8,351,965
Woodward Governor Co.			90,477	6,479,058
X-Rite Inc.			166,763	2,669,876

				181,276,533

ENERGY - ALTERNATE SOURCES—0.18%
Headwaters Inc.	(1	) (2)	269,026	7,667,241

				7,667,241

ENGINEERING & CONSTRUCTION—0.72%
EMCOR Group Inc.	(1	) (2)	121,328	5,481,599
Insituform Technologies Inc. Class A	(1)		214,194	4,855,778
Shaw Group Inc. (The)	(1	) (2)	512,927	9,155,747
URS Corp.	(1)		348,372	11,182,741

				30,675,865

ENTERTAINMENT—0.62%
Argosy Gaming Co.	(1)		236,198	11,030,447
Pinnacle Entertainment Inc.	(1)		318,640	6,302,699
Shuffle Master Inc.	(1	) (2)	185,650	8,744,115

				26,077,261

ENVIRONMENTAL CONTROL—0.77%
Aleris International Inc.	(1)		231,094	3,910,111
Ionics Inc.	(1	) (2)	182,310	7,901,315
Tetra Tech Inc.	(1	) (2)	450,246	7,537,118
Waste Connections Inc.	(1	) (2)	384,200	13,158,850

				32,507,394

FOOD—2.07%
American Italian Pasta Co. Class A	(2)		144,358	3,356,323
Corn Products International Inc.			290,836	15,577,176
Flowers Foods Inc.			346,283	10,935,617
Great Atlantic & Pacific Tea Co.	(1	) (2)	310,321	3,180,790
Hain Celestial Group Inc.	(1	) (2)	292,652	6,049,117
J&J Snack Foods Corp.			72,185	3,539,231
Lance Inc.			237,806	4,525,448
Nash Finch Co.			100,268	3,786,120
Performance Food Group Co.	(1)		374,566	10,079,571
Ralcorp Holdings Inc.			234,286	9,823,612
Sanderson Farms Inc.			159,624	6,908,527
United Natural Foods Inc.	(1	) (2)	320,199	9,958,189

				87,719,721

FOREST PRODUCTS & PAPER—0.80%
Buckeye Technologies Inc.	(1)		297,996	3,876,928
Caraustar Industries Inc.	(1	) (2)	228,867	3,849,543
Deltic Timber Corp.	(2)		97,590	4,142,696
Neenah Paper Inc.	(1)		119,033	3,880,476
Pope & Talbot Inc.	(2)		130,236	2,228,338
Rock-Tenn Co. Class A			286,587	4,344,659
Schweitzer-Mauduit International Inc.			118,692	4,029,593
Wausau-Mosinee Paper Corp.	(2)		413,819	7,390,807

				33,743,040

GAS—2.65%
Atmos Energy Corp.	(2)	612,958	16,764,401
Cascade Natural Gas Corp.		90,269	1,913,703
Energen Corp.		291,919	17,208,625
Laclede Group Inc. (The)		168,168	5,238,433
New Jersey Resources Corp.		222,892	9,660,139
Northwest Natural Gas Co.		220,039	7,424,116
Piedmont Natural Gas Co.	(2)	614,035	14,270,173
Southern Union Co.	(1) (2)	659,673	15,818,959
Southwest Gas Corp.		287,532	7,303,313
UGI Corp.		408,175	16,698,439

			112,300,301

HAND & MACHINE TOOLS—0.34%
Baldor Electric Co.	(2)	264,106	7,270,838
Milacron Inc.	(1) (2)	388,608	1,317,381
Regal-Beloit Corp.		195,779	5,599,279

			14,187,498

HEALTH CARE—0.09%
LCA-Vision Inc.	(2)	160,126	3,745,347

			3,745,347

HEALTH CARE-PRODUCTS—5.41%
Advanced Medical Optics Inc.	(1) (2)	294,052	12,097,299
American Medical Systems Holdings Inc.	(1)	269,210	11,255,670
ArthroCare Corp.	(1) (2)	188,805	6,053,088
BioLase Technology Inc.	(2)	194,812	2,117,606
Biosite Inc.	(1) (2)	129,696	7,981,492
CONMED Corp.	(1)	238,909	6,789,794
Cooper Companies Inc.	(2)	262,153	18,505,380
Cyberonics Inc.	(1) (2)	192,169	3,981,742
Datascope Corp.		118,878	4,718,268
Diagnostic Products Corp.		232,983	12,825,714
DJ Orthopedics Inc.	(1)	172,543	3,695,871
Haemonetics Corp.	(1)	202,614	7,336,653
Hologic Inc.	(1) (2)	164,636	4,522,551
ICU Medical Inc.	(1) (2)	108,493	2,966,199
IDEXX Laboratories Inc.	(1)	269,542	14,714,298
Immucor Inc.	(1)	359,712	8,456,829
Invacare Corp.	(2)	250,102	11,569,719
Kensey Nash Corp.	(1) (2)	91,225	3,149,999
Mentor Corp.	(2)	342,758	11,564,655
Merit Medical Systems Inc.	(1)	211,264	3,228,114
Osteotech Inc.	(1)	136,552	751,036
PolyMedica Corp.	(2)	219,657	8,191,010
Possis Medical Inc.	(1)	145,520	1,961,610
ResMed Inc.	(1) (2)	271,746	13,886,221
Respironics Inc.	(1)	281,802	15,318,757
Sola International Inc.	(1)	258,635	7,122,808
SurModics Inc.	(1) (2)	140,227	4,558,780
Sybron Dental Specialties Inc.	(1)	311,701	11,027,981
Viasys Healthcare Inc.	(1)	248,660	4,724,540
Vital Sign Inc.		101,676	3,957,230

			229,030,914

HEALTH CARE-SERVICES—2.62%
Amedisys Inc.	(1)	122,358	3,963,176
American Healthways Inc.	(1) (2)	264,054	8,724,344
AMERIGROUP Corp.	(1)	200,454	15,166,350
AmSurg Corp.	(1) (2)	234,213	6,918,652
Centene Corp.	(1) (2)	328,702	9,318,702
Gentiva Health Services Inc.	(1)	193,186	3,230,070

LabOne Inc.	(1) (2)	138,002	4,421,584
OCA Inc.	(1) (2)	400,244	2,541,549
Odyssey Healthcare Inc.	(1) (2)	293,501	4,015,094
Pediatrix Medical Group Inc.	(1)	179,022	11,466,359
Province Healthcare Co.	(1)	398,656	8,909,962
RehabCare Group Inc.	(1) (2)	130,942	3,665,067
Sierra Health Services Inc.	(1) (2)	211,456	11,653,340
Sunrise Senior Living Inc.	(1) (2)	162,768	7,545,924
United Surgical Partners International Inc.	(1) (2)	228,163	9,514,397

			111,054,570

HOME BUILDERS—2.92%
Champion Enterprises Inc.	(1) (2)	574,376	6,789,124
Coachmen Industries Inc.		125,694	2,182,048
Fleetwood Enterprises Inc.	(1) (2)	445,600	5,997,776
M.D.C. Holdings Inc.		258,106	22,310,683
Meritage Homes Corp.	(1)	102,994	11,607,424
Monaco Coach Corp.		235,385	4,841,869
NVR Inc.	(1)	50,895	39,158,613
Skyline Corp.		67,532	2,755,306
Standard-Pacific Corp.		267,803	17,176,884
Winnebago Industries Inc.	(2)	269,187	10,514,444

			123,334,171

HOME FURNISHINGS—0.51%
Applica Inc.	(1)	191,551	1,158,884
Bassett Furniture Industries Inc.		93,888	1,842,552
Ethan Allen Interiors Inc.	(2)	287,869	11,520,517
Fedders Corp.		240,736	871,464
La-Z-Boy Inc.	(2)	415,028	6,378,980

			21,772,397

HOUSEHOLD PRODUCTS & WARES—0.79%
Fossil Inc.	(1) (2)	569,657	14,606,005
Harland (John H.) Co.		222,961	8,048,892
Russ Berrie & Co. Inc.		167,175	3,818,277
Standard Register Co. (The)		229,582	3,241,698
WD-40 Co.	(2)	133,272	3,786,258

			33,501,130

HOUSEWARES—0.49%
Enesco Group Inc.	(1)	116,867	944,285
Libbey Inc.		110,175	2,446,987
National Presto Industries Inc.		54,918	2,498,769
Toro Co.	(2)	182,971	14,884,691

			20,774,732

INSURANCE—2.36%
Delphi Financial Group Inc. Class A		253,774	11,711,670
Hilb, Rogal & Hobbs Co.	(2)	288,138	10,442,121
LandAmerica Financial Group Inc.	(2)	142,394	7,679,308
Philadelphia Consolidated Holding Corp.	(1)	178,140	11,782,180
Presidential Life Corp.		233,243	3,955,801
ProAssurance Corp.	(1) (2)	233,737	9,141,454
RLI Corp.	(2)	202,608	8,422,415
SCPIE Holdings Inc.	(1)	78,378	775,942
Selective Insurance Group Inc.	(2)	222,408	9,839,330
Stewart Information Services Corp.		144,219	6,006,721
UICI		366,258	12,416,146
Zenith National Insurance Corp.	(2)	154,424	7,696,492

			99,869,580

INTERNET—1.19%
Digital Insight Corp.	(1) (2)	286,630	5,273,992

FindWhat.com	(1	) (2)	242,930	4,307,149
Internet Security Systems Inc.	(1)		367,220	8,537,865
j2 Global Communications Inc.	(1	) (2)	187,241	6,459,815
Napster Inc.	(1	) (2)	278,037	2,613,548
PC-Tel Inc.	(1)		166,753	1,322,351
Verity Inc.	(1)		300,039	3,936,512
WebEx Communications Inc.	(1	) (2)	357,791	8,508,270
Websense Inc.	(1	) (2)	186,941	9,481,648

				50,441,150

IRON & STEEL—0.91%
Carpenter Technology Corp.			191,868	11,216,603
Cleveland-Cliffs Inc.	(2)		86,439	8,977,555
Material Sciences Corp.	(1)		115,034	2,069,462
Reliance Steel & Aluminum Co.			261,491	10,187,689
Ryerson Tull Inc.	(2)		200,149	3,152,347
Steel Technologies Inc.	(2)		102,706	2,825,442

				38,429,098

LEISURE TIME—1.30%
Arctic Cat Inc.			163,884	4,346,204
Bally Total Fitness Holding Corp.	(1	) (2)	272,347	1,154,751
K2 Inc.	(1	) (2)	374,721	5,950,569
Multimedia Games Inc.	(1	) (2)	225,292	3,550,602
Nautilus Group Inc. (The)	(2)		263,976	6,380,300
Pegasus Solutions Inc.	(1	) (2)	173,764	2,189,426
Polaris Industries Inc.	(2)		342,900	23,324,058
WMS Industries Inc.	(1	) (2)	244,601	8,203,918

				55,099,828

LODGING—0.37%
Aztar Corp.	(1)		276,609	9,659,186
Marcus Corp.			241,887	6,081,039

				15,740,225

MACHINERY—2.38%
Albany International Corp. Class A			254,018	8,931,273
Applied Industrial Technologies Inc.			235,907	6,463,838
Astec Industries Inc.	(1)		159,517	2,745,288
Briggs & Stratton Corp.			412,800	17,164,224
Cognex Corp.	(2)		367,866	10,263,461
Gardner Denver Inc.	(1)		158,948	5,768,223
Gerber Scientific Inc.	(1)		178,467	1,358,134
IDEX Corp.	(2)		405,576	16,425,828
JLG Industries Inc.	(2)		354,981	6,968,277
Lindsay Manufacturing Co.	(2)		94,613	2,448,584
Manitowoc Co. Inc. (The)			236,271	8,895,603
Robbins & Myers Inc.	(2)		116,801	2,783,368
Stewart & Stevenson Services Inc.			230,148	4,655,894
Thomas Industries Inc.			141,805	5,660,856

				100,532,851

MANUFACTURING-2.54%
Acuity Brands Inc.			339,763	10,804,463
AptarGroup Inc.			286,402	15,116,298
Barnes Group Inc.	(2)		185,340	4,913,363
Ceradyne Inc.	(1	) (2)	129,569	7,412,642
CLARCOR Inc.			204,725	11,212,788
CUNO Inc.	(1	) (2)	135,810	8,067,114
Griffon Corp.	(1	) (2)	234,852	6,341,004
Lydall Inc.	(1)		129,273	1,533,178
Myers Industries Inc.			276,451	3,538,573
Roper Industries Inc.	(2)		337,728	20,523,731
Smith (A.O.) Corp.	(2)		236,087	7,068,445

Standex International Corp.		98,138	2,795,952
Sturm Ruger & Co. Inc.		215,990	1,950,390
Tredegar Corp.	(2)	308,590	6,236,604

			107,514,545

MEDIA—0.12%
4Kids Entertainment Inc.	(1) (2)	107,449	2,258,578
Nelson (Thomas) Inc.		117,697	2,659,952

			4,918,530

METAL FABRICATE & HARDWARE—1.61%
Castle (A.M.) & Co.	(1)	126,832	1,514,374
Commercial Metals Co.		235,359	11,899,751
Kaydon Corp.	(2)	225,807	7,456,147
Lawson Products Inc.		74,766	3,770,449
Mueller Industries Inc.		291,037	9,371,391
Quanex Corp.		132,283	9,070,645
Timken Co. (The)		723,168	18,816,831
Valmont Industries Inc.		191,989	4,820,844
Wolverine Tube Inc.	(1) (2)	118,450	1,529,190

			68,249,622

MINING—0.63%
AMCOL International Corp.	(2)	235,321	4,727,599
Brush Engineered Materials Inc.	(1)	152,730	2,825,505
Century Aluminum Co.	(1) (2)	255,107	6,699,110
Owens & Minor Inc.	(2)	315,703	8,893,354
RTI International Metals Inc.	(1)	174,019	3,574,350

			26,719,918

OFFICE & BUSINESS EQUIPMENT—0.28%
Global Imaging Systems Inc.	(1) (2)	185,898	7,342,971
Imagistics International Inc.	(1)	131,191	4,415,889

			11,758,860

OFFICE FURNISHINGS—0.10%
Interface Inc. Class A	(1) (2)	417,318	4,160,660

			4,160,660

OIL & GAS—3.42%
Atwood Oceanics Inc.	(1)	120,471	6,276,539
Cabot Oil & Gas Corp.		264,997	11,726,117
Cimarex Energy Co.	(1)	333,205	12,628,470
Frontier Oil Corp.		215,751	5,751,922
Patina Oil & Gas Corp.		565,782	21,216,825
Petroleum Development Corp.	(1)	133,036	5,131,199
Remington Oil & Gas Corp.	(1) (2)	222,917	6,074,488
Southwestern Energy Co.	(1) (2)	290,334	14,717,030
Spinnaker Exploration Co.	(1) (2)	270,675	9,492,572
St. Mary Land & Exploration Co.	(2)	229,306	9,571,232
Stone Energy Corp.	(1)	213,619	9,632,081
Swift Energy Co.	(1) (2)	224,483	6,496,538
Unit Corp.	(1)	366,362	13,998,692
Vintage Petroleum Inc.		526,615	11,948,894

			144,662,599

OIL & GAS SERVICES—2.09%
Cal Dive International Inc.	(1) (2)	307,383	12,525,857
CARBO Ceramics Inc.	(2)	127,475	8,795,775
Dril-Quip Inc.	(1)	138,377	3,357,026
Hydril Co. LP	(1)	185,522	8,443,106
Input/Output Inc.	(1) (2)	622,223	5,500,451
Lone Star Technologies Inc.	(1)	233,079	7,798,823
Maverick Tube Corp.	(1)	341,523	10,348,147

Oceaneering International Inc.	(1)	205,283	7,661,162
Seacor Holdings Inc.	(1) (2)	146,479	7,821,979
Tetra Technologies Inc.	(1)	178,996	5,065,587
Veritas DGC Inc.	(1)	268,387	6,014,553
W-H Energy Services Inc.	(1)	222,047	4,964,971

			88,297,437

PACKAGING & CONTAINERS—0.10%
Chesapeake Corp.		156,082	4,239,187

			4,239,187

PHARMACEUTICALS—1.88%
Accredo Health Inc.	(1)	391,479	10,851,798
Alpharma Inc. Class A		422,157	7,155,561
Bradley Pharmaceuticals Inc.	(1) (2)	127,035	2,464,479
Curative Health Services Inc.	(1)	98,939	677,732
Medicis Pharmaceutical Corp. Class A	(2)	438,188	15,384,781
MGI Pharma Inc.	(1) (2)	568,099	15,912,453
Nature’s Sunshine Products Inc.		123,444	2,513,320
NBTY Inc.	(1)	535,713	12,862,469
Noven Pharmaceuticals Inc.	(1) (2)	188,552	3,216,697
Priority Healthcare Corp. Class B	(1) (2)	348,665	7,590,437
Theragenics Corp.	(1)	244,077	990,953

			79,620,680

REAL ESTATE INVESTMENT TRUSTS—3.46%
Capital Automotive	(2)	344,340	12,232,679
Colonial Properties Trust	(2)	219,318	8,612,618
Commercial Net Lease Realty Inc.	(2)	416,646	8,582,908
CRT Properties Inc.		248,637	5,932,479
Entertainment Properties Trust		203,410	9,061,916
Essex Property Trust Inc.	(2)	183,827	15,404,703
Gables Residential Trust	(2)	234,531	8,393,864
Glenborough Realty Trust Inc.		256,388	5,455,937
Kilroy Realty Corp.	(2)	228,463	9,766,793
Lexington Corporate Properties Trust		386,728	8,732,318
New Century Financial Corp.	(2)	436,733	27,911,606
Parkway Properties Inc.		91,812	4,659,459
Shurgard Storage Centers Inc. Class A		372,398	16,389,236
Sovran Self Storage Inc.		126,757	5,341,540

			146,478,056

RETAIL—8.35%
Brown Shoe Co. Inc.		145,535	4,341,309
Burlington Coat Factory Warehouse Corp.		357,391	8,112,776
Casey’s General Store Inc.		400,791	7,274,357
Cash America International Inc.		228,161	6,783,227
Cato Corp. Class A		166,113	4,787,377
CEC Entertainment Inc.	(1)	291,050	11,633,269
Children’s Place Retail Stores Inc. (The)	(1) (2)	215,559	7,982,150
Christopher & Banks Corp.	(2)	284,442	5,247,955
Cost Plus Inc.	(1) (2)	174,804	5,616,453
Dress Barn Inc.	(1)	238,675	4,200,680
Electronics Boutique Holdings Corp.	(1) (2)	194,406	8,347,794
Fred’s Inc.	(2)	314,857	5,478,512
GameStop Corp. Class B	(1)	406,292	9,105,004
Genesco Inc.	(1) (2)	177,041	5,513,057
Goody’s Family Clothing Inc.		262,024	2,394,899
Group 1 Automotive Inc.	(1)	185,628	5,847,282
Guitar Center Inc.	(1)	202,774	10,684,162
Hancock Fabrics Inc.	(2)	151,477	1,570,816
Haverty Furniture Companies Inc.		181,592	3,359,452
Hibbet Sporting Goods Inc.	(1)	187,600	4,992,036
Hot Topic Inc.	(1) (2)	371,983	6,394,388

IHOP Corp.		159,609	6,686,021
Insight Enterprises Inc.	(1)	389,962	8,002,020
Jack in the Box Inc.	(1)	294,820	10,870,013
Jill (J.) Group Inc. (The)	(1)	160,669	2,392,361
Jo-Ann Stores Inc.	(1)	181,059	4,986,365
Landry’s Restaurants Inc.	(2)	211,931	6,158,715
Linens ‘n Things Inc.	(1)	360,459	8,939,383
Lone Star Steakhouse & Saloon Inc.		163,897	4,589,116
Longs Drug Stores Corp.	(2)	301,839	8,321,701
Men’s Wearhouse Inc. (The)	(1) (2)	286,789	9,165,776
Movie Gallery Inc.	(2)	247,176	4,713,646
O’Charley’s Inc.	(1)	171,614	3,355,054
P.F. Chang’s China Bistro Inc.	(1) (2)	206,959	11,662,140
Panera Bread Co. Class A	(1) (2)	242,559	9,779,979
Papa John’s International Inc.	(1) (2)	134,607	4,635,865
Pep Boys-Manny, Moe & Jack Inc.	(2)	457,848	7,815,465
Rare Hospitality International Inc.	(1) (2)	272,542	8,683,188
Ryan’s Restaurant Group Inc.	(1)	334,869	5,163,680
School Specialty Inc.	(1) (2)	181,984	7,017,303
Select Comfort Corp.	(1) (2)	295,393	5,299,350
ShopKo Stores Inc.	(1)	236,648	4,420,585
Sonic Automotive Inc.	(2)	331,292	8,216,042
Sonic Corp.	(1)	481,793	14,694,687
Stage Stores Inc.	(1)	142,555	5,918,884
Steak n Shake Co. (The)	(1)	220,742	4,432,499
Stein Mart Inc.	(1)	339,975	5,799,974
TBC Corp.	(1) (2)	178,864	4,972,419
Too Inc.	(1) (2)	276,505	6,763,312
Tractor Supply Co.	(1) (2)	306,657	11,410,707
Triarc Companies Inc. Class B	(2)	517,525	6,344,857
Zale Corp.	(1)	415,217	12,402,532

			353,280,594

SAVINGS & LOANS—2.42%
Anchor BanCorp Wisconsin Inc.		182,636	5,323,839
BankAtlantic Bancorp Inc. Class A		479,508	9,542,209
BankUnited Financial Corp. Class A	(1) (2)	240,280	7,676,946
Brookline Bancorp Inc.	(2)	473,543	7,728,222
Commercial Federal Corp.		315,165	9,363,552
Dime Community Bancshares		299,151	5,357,794
Downey Financial Corp.		223,101	12,716,757
FirstFed Financial Corp.	(1)	131,632	6,827,752
Flagstar Bancorp Inc.	(2)	491,991	11,118,997
MAF Bancorp Inc.		268,792	12,047,257
Sterling Financial Corp. (Washington)	(1)	181,821	7,138,292
Waypoint Financial Corp.		268,350	7,607,723

			102,449,340

SEMICONDUCTORS—2.58%
Actel Corp.	(1)	203,870	3,575,880
Alliance Semiconductor Corp.	(1)	281,568	1,041,802
ATMI Inc.	(1) (2)	251,367	5,663,299
Axcelis Technologies Inc.	(1)	800,238	6,505,935
Brooks Automation Inc.	(1) (2)	355,024	6,113,513
Cohu Inc.		172,747	3,206,184
DSP Group Inc.	(1)	222,836	4,975,928
DuPont Photomasks Inc.	(1) (2)	148,035	3,909,604
ESS Technology Inc.	(1) (2)	316,666	2,251,495
Exar Corp.	(1)	334,316	4,743,944
Helix Technology Corp.	(2)	210,149	3,654,491
Kopin Corp.	(1)	563,760	2,181,751
Kulicke & Soffa Industries Inc.	(1) (2)	409,728	3,531,855
Microsemi Corp.	(1) (2)	477,469	8,288,862
Pericom Semiconductor Corp.	(1)	212,229	2,001,319

Photronics Inc.	(1) (2)	262,607	4,333,016
Power Integrations Inc.	(1) (2)	249,038	4,925,972
Rudolph Technologies Inc.	(1)	134,412	2,307,854
Skyworks Solutions Inc.	(1) (2)	1,246,070	11,750,440
Standard Microsystems Corp.	(1)	148,021	2,639,214
Supertex Inc.	(1)	103,880	2,254,196
Ultratech Inc.	(1) (2)	191,040	3,601,104
Varian Semiconductor Equipment Associates Inc.	(1) (2)	291,428	10,739,122
Veeco Instruments Inc.	(1) (2)	237,946	5,013,522

			109,210,302

SOFTWARE—4.22%
Altiris Inc.	(1) (2)	215,649	7,640,444
ANSYS Inc.	(1)	250,184	8,020,899
Avid Technology Inc.	(1) (2)	272,029	16,797,791
Captaris Inc.	(1)	242,006	1,248,751
Cerner Corp.	(1) (2)	291,070	15,476,192
Concord Communications Inc.	(1) (2)	146,314	1,621,159
Dendrite International Inc.	(1)	335,412	6,506,993
Digi International Inc.	(1)	173,724	2,986,316
eFunds Corp.	(1)	391,030	9,388,630
EPIQ Systems Inc.	(1) (2)	143,380	2,099,083
FileNET Corp.	(1) (2)	316,785	8,160,382
Global Payments Inc.	(2)	308,084	18,035,237
Hyperion Solutions Corp.	(1) (2)	312,303	14,559,566
Inter-Tel Inc.		207,414	5,678,995
JDA Software Group Inc.	(1) (2)	233,495	3,180,202
ManTech International Corp. Class A	(1)	259,340	6,156,732
MapInfo Corp.	(1)	161,796	1,938,316
MRO Software Inc.	(1)	200,835	2,614,872
NDCHealth Corp.	(2)	286,446	5,325,031
Pinnacle Systems Inc.	(1)	553,920	3,378,912
Progress Software Corp.	(1)	288,972	6,747,496
SERENA Software Inc.	(1) (2)	348,824	7,548,551
SPSS Inc.	(1)	140,518	2,197,702
Take-Two Interactive Software Inc.	(1) (2)	361,447	12,574,741
THQ Inc.	(1) (2)	311,407	7,143,677
Zix Corp.	(1) (2)	259,866	1,338,310

			178,364,980

STORAGE & WAREHOUSING—0.09%
Mobile Mini Inc.	(1) (2)	117,419	3,879,524

			3,879,524

TELECOMMUNICATIONS—1.75%
Adaptec Inc.	(1)	885,982	6,724,603
Aeroflex Inc.	(1) (2)	597,950	7,247,154
Anixter International Inc.		298,460	10,741,575
Applied Signal Technology Inc.		89,810	3,165,803
Audiovox Corp. Class A	(1) (2)	185,105	2,920,957
Black Box Corp.		138,456	6,648,657
Boston Communications Group Inc.	(1) (2)	139,601	1,289,913
C-COR Inc.	(1)	346,071	3,218,460
Commonwealth Telephone Enterprises Inc.	(1) (2)	167,902	8,338,013
General Communication Inc. Class A	(1)	466,338	5,148,372
Harmonic Inc.	(1)	580,017	4,837,342
Intrado Inc.	(1)	138,695	1,678,210
Network Equipment Technologies Inc.	(1)	195,181	1,916,677
Symmetricom Inc.	(1)	361,547	3,510,621
Tollgrade Communications Inc.	(1)	106,930	1,308,823
Viasat Inc.	(1)	215,104	5,220,574

			73,915,754

TEXTILES—0.22%
Angelica Corp.		71,953	1,946,329
G&K Services Inc. Class A		167,341	7,265,946

			9,212,275

TOYS, GAMES & HOBBIES—0.19%
Action Performance Companies Inc.	(2)	147,286	1,618,673
Department 56 Inc.	(1)	108,459	1,805,842
Jakks Pacific Inc.	(1) (2)	210,702	4,658,621

			8,083,136

TRANSPORTATION—2.97%
Arkansas Best Corp.		201,354	9,038,781
EGL Inc.	(1) (2)	411,079	12,287,151
Forward Air Corp.	(1)	172,057	7,690,948
Heartland Express Inc.		600,722	13,498,223
Kansas City Southern Industries Inc.	(1) (2)	500,470	8,873,333
Kirby Corp.	(1)	198,653	8,816,220
Knight Transportation Inc.		452,633	11,225,298
Landstar System Inc.	(1) (2)	242,848	17,883,327
Offshore Logistics Inc.	(1)	185,419	6,020,555
USF Corp.		223,990	8,500,421
Yellow Roadway Corp.	(1) (2)	389,204	21,682,555

			125,516,812

WATER—0.08%
American States Water Co.		134,277	3,491,202

			3,491,202

TOTAL COMMON STOCKS (Cost: $3,789,825,313)			4,226,449,006

Security		Shares or Principal	Value

SHORT-TERM INVESTMENTS—24.66%

COMMERCIAL PAPER—6.23%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$2,927,113	2,926,557
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	1,463,557	1,463,465
2.33%, 01/10/05	(3)	2,927,113	2,925,787
Barton Capital Corp.
2.27%, 01/04/05	(3)	5,991,801	5,991,424
2.27%, 01/10/05	(3)	6,509,666	6,506,792
2.30%, 01/21/05	(3)	2,366,513	2,363,791
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	7,171,545	7,170,648
2.29%, 01/07/05	(3)	5,854,227	5,852,737
Cantabric Finance LLC
2.27%, 01/03/05	(3)	3,044,198	3,044,198
2.28%, 01/03/05	(3)	3,395,451	3,395,451
2.38%, 01/20/05	(3)	5,854,227	5,847,647
Chariot Funding LLC
2.31%, 01/11/05	(3)	4,461,682	4,459,391
Corporate Asset Funding
2.21%, 02/07/05	(3)	4,390,670	4,381,257
2.26%, 02/03/05	(3)	5,854,227	5,842,834
CRC Funding LLC
2.21%, 02/07/05	(3)	1,463,557	1,460,419
Den Danske Bank NY
2.25%, 01/03/05	(3)	1,463,557	1,463,557

DEPFA Bank PLC
2.28%, 05/03/05	(3)	2,927,113	2,904,916
Edison Asset Securitization
2.26%, 05/04/05	(3)	7,317,783	7,262,196
Fairway Finance Corp.
2.55%, 01/03/05	(3)	5,644,938	5,644,938
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	1,170,845	1,170,107
2.30%, 02/02/05	(3)	5,854,227	5,843,006
2.31%, 01/11/05	(3)	5,925,238	5,922,197
2.33%, 01/12/05	(3)	2,728,831	2,727,241
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	2,927,113	2,925,459
2.28%, 04/27/05	(3)	4,390,670	4,358,969
Fortis Funding LLC
2.35%, 05/09/05	(3)	8,195,917	8,128,506
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	2,927,113	2,925,798
General Electric Capital Corp.
2.24%, 02/02/05	(3)	17,562,680	17,529,896
2.26%, 01/05/05	(3)	5,854,227	5,853,491
2.29%, 01/24/05	(3)	1,463,557	1,461,602
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	2,048,979	2,046,783
2.38%, 01/19/05	(3)	2,341,691	2,339,214
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	3,250,442	3,243,292
2.30%, 02/02/05	(3)	1,463,557	1,460,751
2.33%, 02/03/05	(3)	1,463,557	1,460,620
Grampian Funding LLC
2.27%, 02/01/05	(3)	4,390,670	4,382,641
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	2,438,402	2,437,312
2.30%, 02/01/05	(3)	2,927,113	2,921,690
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	4,926,215	4,923,345
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	3,399,901	3,398,373
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	1,996,994	1,996,490
2.32%, 01/10/05	(3)	3,010,595	3,009,237
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	3,805,247	3,798,381
Nationwide Building Society
2.21%, 02/10/05	(3)	5,854,227	5,840,570
New Center Asset Trust
2.25%, 02/02/05	(3)	5,502,973	5,492,655
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	2,938,705	2,935,688
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	2,927,113	2,924,121
2.30%, 02/02/05	(3)	2,927,113	2,921,503
2.34%, 01/20/05	(3)	4,390,670	4,385,818
Scaldis Capital LLC
2.28%, 01/07/05	(3)	5,268,804	5,267,469
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	3,519,795	3,519,572
2.28%, 02/02/05	(3)	3,731,835	3,724,745
Sydney Capital Corp.
2.25%, 01/18/05	(3)	2,927,113	2,924,369
2.29%, 01/06/05	(3)	4,304,027	4,303,206
Tulip Funding Corp.
2.25%, 01/14/05	(3)	2,927,113	2,925,101
2.35%, 01/13/05	(3)	8,528,788	8,523,221

2.36%, 01/24/05	(3)	5,854,227	5,846,167
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	11,708,453	11,707,695
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	2,927,113	2,926,746
2.30%, 01/07/05	(3)	2,927,113	2,926,365
2.32%, 01/14/05	(3)	2,927,113	2,925,038
Yorktown Capital LLC
2.32%, 01/10/05	(3)	2,927,113	2,925,793
2.34%, 01/13/05	(3)	1,463,557	1,462,605

			263,580,853

FLOATING RATE NOTES—8.86%
American Express Credit Corp.
2.43%, 10/26/05	(3)	11,708,453	11,713,211
Bank of Nova Scotia
2.34%, 09/26/05	(3)	1,463,557	1,463,084
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	3,512,536	3,512,303
2.32%, 09/23/05	(3) (4)	5,268,804	5,267,285
2.32%, 09/27/05	(3) (4)	4,683,381	4,682,011
2.44%, 03/15/05	(3) (4)	2,927,113	2,927,583
2.47%, 10/27/05	(3) (4)	5,561,515	5,566,503
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	8,781,340	8,779,354
2.34%, 12/14/05	(3)	5,268,804	5,267,186
2.36%, 10/31/05	(3)	5,854,227	5,852,977
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	10,361,981	10,361,981
CC USA Inc.
2.06%, 07/29/05	(3) (4)	5,854,227	5,853,228
2.27%, 05/04/05	(3) (4)	5,854,227	5,853,838
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	1,463,557	1,463,557
Den Danske Bank NY
2.32%, 08/12/05	(3)	5,854,227	5,853,163
2.33%, 10/17/05	(3)	5,854,227	5,852,853
2.35%, 08/26/05	(3)	5,854,227	5,853,096
DEPFA Bank PLC
2.47%, 09/15/05	(3)	5,854,227	5,854,227
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	4,859,008	4,858,179
Fairway Finance LLC
2.35%, 03/14/05	(3)	5,854,227	5,854,227
2.37%, 01/20/05	(3)	2,927,113	2,927,113
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	11,708,453	11,708,454
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	4,683,381	4,683,232
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	3,357,688	3,357,688
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	5,854,227	5,854,227
K2 USA LLC
2.05%, 07/25/05	(3) (4)	2,927,113	2,926,787
2.33%, 06/10/05	(3) (4)	5,854,227	5,853,916
2.33%, 09/12/05	(3) (4)	5,854,227	5,853,423
2.39%, 10/20/05	(3) (4)	5,854,227	5,854,386
Links Finance LLC
2.12%, 04/25/05	(3)	5,854,227	5,855,412
2.35%, 04/15/05	(3) (4)	5,854,227	5,853,900
2.36%, 11/16/05	(3) (4)	2,927,113	2,926,605

National City Bank (Ohio)
2.29%, 08/09/05	(3)	5,854,227	5,853,178
2.35%, 06/23/05	(3)	5,854,227	5,853,404
2.36%, 06/10/05	(3)	2,927,113	2,927,512
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	5,854,227	5,854,227
2.58%, 01/27/06	(3) (4)	9,952,185	9,953,309
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	5,854,227	5,853,069
Northern Rock PLC
2.02%, 01/13/05	(3)	5,561,515	5,561,515
2.39%, 10/25/05	(3)	11,708,453	11,708,454
Permanent Financing PLC
2.32%, 03/10/05	(3)	5,854,227	5,854,227
2.34%, 09/12/05	(3)	7,317,783	7,317,783
2.35%, 06/10/05	(3)	2,634,402	2,634,402
Sedna Finance Inc.
2.37%, 01/10/06	(3)	1,170,845	1,170,545
Sigma Finance Inc.
2.01%, 01/09/06	(3)	5,854,227	5,852,948
2.28%, 12/06/05	(3) (4)	5,854,227	5,852,518
2.34%, 10/07/05	(3) (4)	2,048,979	2,048,498
2.39%, 08/17/05	(3)	2,927,113	2,927,273
2.39%, 09/15/05	(3)	7,317,783	7,318,253
2.47%, 11/28/05	(3) (4)	5,854,227	5,858,983
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	4,859,008	4,858,919
2.30%, 04/07/05	(3) (4)	2,148,501	2,148,446
2.33%, 02/25/05	(3) (4)	3,278,367	3,278,272
2.36%, 01/18/05	(3) (4)	2,575,860	2,575,849
2.37%, 09/15/05	(3) (4)	5,151,719	5,151,152
2.39%, 07/25/05	(3) (4)	5,854,227	5,853,900
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	8,781,340	8,781,340
2.40%, 01/25/05	(3)	8,781,340	8,781,340
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	3,805,247	3,804,676
2.36%, 07/15/05	(3) (4)	4,390,670	4,390,198
2.36%, 09/15/05	(3)	4,390,670	4,390,054
2.36%, 10/14/05	(3) (4)	2,927,113	2,926,886
2.38%, 01/17/06	(3) (4)	2,048,979	2,048,957
2.45%, 06/15/05	(3) (4)	2,927,113	2,926,814
2.02%, 07/11/05	(3)	1,463,557	1,463,471
2.24%, 11/01/05	(3) (4)	2,985,656	2,984,860
2.27%, 07/05/05	(3)	2,927,113	2,926,792
2.29%, 05/20/05	(3)	2,634,402	2,634,303
2.35%, 04/15/05	(3) (4)	4,390,670	4,390,424
2.37%, 06/15/05	(3) (4)	2,400,233	2,400,233
2.37%, 01/13/06	(3) (4)	5,854,227	5,853,578
2.38%, 03/29/05	(3)	2,517,317	2,517,185
2.38%, 06/28/05	(3)	3,922,332	3,921,940
2.38%, 08/26/05	(3) (4)	2,927,113	2,926,736
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	4,179,918	4,179,918

			374,861,330

MEDIUM-TERM NOTES—0.44%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	5,854,227	5,854,063
1.51%, 02/15/05	(3) (4)	3,805,247	3,805,944
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	4,390,670	4,390,661

K2 USA LLC
1.46%, 01/12/05	(3) (4)	2,927,113	2,927,106
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	1,463,557	1,463,531

			18,441,305

MONEY MARKET FUNDS—3.44%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	23,416,906	23,416,906
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	60,379,995	60,379,995
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	58,542,265	58,542,265
BlackRock Temp Cash Money Market Fund	(3)	1,091,768	1,091,768
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	2,208,948	2,208,948

			145,639,882

REPURCHASE AGREEMENTS—2.08%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$58,542,265	58,542,265
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	29,271,133	29,271,133

			87,813,398

TIME DEPOSITS—3.10%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	5,854,227	5,854,227
1.33%, 02/10/05	(3)	2,927,113	2,927,067
1.39%, 02/02/05	(3)	2,927,113	2,927,077
1.39%, 04/08/05	(3)	4,097,959	4,097,799
2.63%, 01/04/05	(3)	5,854,227	5,854,227
Bank of America N.A.
1.50%, 01/03/05	(3)	5,990,554	5,990,554
Credit Suisse First Boston
2.34%, 01/14/05	(3)	8,781,340	8,781,340
Fifth Third Bancorp
2.18%, 01/03/05	(3)	5,854,227	5,854,227
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	3,746,705	3,746,615
Natexis Banques
2.32%, 02/02/05	(3)	1,463,557	1,463,569
National City Bank (Ohio)
1.25%, 01/06/05	(3)	5,854,227	5,854,229
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	5,854,227	5,853,733
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	10,244,896	10,244,508
1.34%, 02/10/05	(3)	2,341,691	2,341,654
1.77%, 05/10/05	(3)	2,927,113	2,927,012
1.90%, 05/11/05	(3)	2,927,113	2,927,011
2.25%, 01/31/05	(3)	2,927,113	2,927,113
2.30%, 05/12/05	(3)	1,463,557	1,463,191
2.66%, 11/09/05	(3)	5,854,227	5,853,490
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	5,854,227	5,854,230
2.67%, 11/09/05	(3)	2,341,691	2,341,494
Washington Mutual Bank
2.27%, 02/02/05	(3)	2,341,691	2,341,691
2.35%, 02/02/05	(3)	9,366,762	9,366,685
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	23,416,906	23,416,906

			131,209,649

U.S. GOVERNMENT AGENCY NOTES—0.51%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	4,097,959	4,101,627
1.80%, 01/18/05	(3)	2,722,215	2,720,174
1.80%, 01/19/05	(3)	2,927,113	2,924,772
2.06%, 05/31/05	(3)	2,918,508	2,893,791
Federal National Mortgage Association
2.33%, 07/22/05	(3)	8,781,340	8,667,914

			21,308,278

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,042,854,695)			1,042,854,695

TOTAL INVESTMENTS IN SECURITIES — 124.57% (Cost: $4,832,680,008)	(7)		5,269,303,701
Other Assets, Less Liabilities — (24.57%)			(1,039,153,822)

NET ASSETS — 100.00%			$4,230,149,879

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $4,857,603,395. Net unrealized appreciation aggregated $411,700,306, of which $533,009,902 represented gross unrealized appreciation on securities and $121,309,596 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

December 31, 2004

Security		Shares	Value

COMMON STOCKS—99.96%

ADVERTISING—0.41%
ADVO Inc.		123,497	$4,402,668

			4,402,668

AEROSPACE & DEFENSE—2.17%
Armor Holdings Inc.	(1) (2)	133,746	6,288,737
EDO Corp.		80,649	2,560,606
Engineered Support Systems Inc.		107,249	6,351,286
GenCorp Inc.	(2)	213,613	3,966,793
Teledyne Technologies Inc.	(1)	132,054	3,886,349

			23,053,771

AGRICULTURE—0.40%
Delta & Pine Land Co.		155,845	4,251,452

			4,251,452

APPAREL—2.15%
K-Swiss Inc. Class A		137,929	4,016,492
OshKosh B’Gosh Inc. Class A	(2)	47,653	1,019,774
Oxford Industries Inc.		67,596	2,791,715
Phillips-Van Heusen Corp.		125,056	3,376,512
Quiksilver Inc.	(1)	229,143	6,826,170
Wolverine World Wide Inc.		153,977	4,837,957

			22,868,620

AUTO MANUFACTURERS—1.24%
Oshkosh Truck Corp.		144,210	9,861,080
Wabash National Corp.	(1)	122,467	3,298,036

			13,159,116

BANKS—6.85%
East West Bancorp Inc.		211,592	8,878,400
First BanCorp (Puerto Rico)		162,519	10,321,582
First Midwest Bancorp Inc.		186,846	6,780,641
Hudson United Bancorp		181,144	7,133,451
Nara Bancorp Inc.	(2)	94,336	2,006,527
PrivateBancorp Inc.	(2)	82,126	2,646,921
Republic Bancorp Inc.		284,420	4,345,938
Southwest Bancorp of Texas Inc.	(2)	282,216	6,572,811
TrustCo Bank Corp. NY	(2)	300,571	4,144,874
UCBH Holdings Inc.		183,773	8,420,479
United Bancshares Inc.		173,771	6,629,364
Wintrust Financial Corp.	(2)	86,953	4,952,843

			72,833,831

BIOTECHNOLOGY—0.90%
CryoLife Inc.	(1) (2)	94,929	671,148
Enzo Biochem Inc.	(1) (2)	131,067	2,551,874

Integra LifeSciences Holdings Corp.	(1	) (2)	116,589	4,305,632
Regeneron Pharmaceuticals Inc.	(1	) (2)	225,481	2,076,680

				9,605,334

BUILDING MATERIALS—1.87%
ElkCorp			80,322	2,748,619
Florida Rock Industries Inc.	(2)		174,791	10,405,308
Simpson Manufacturing Co. Inc.			192,119	6,704,953

				19,858,880

CHEMICALS—1.13%
Georgia Gulf Corp.			134,953	6,720,659
MacDermid Inc.			122,490	4,421,889
OMNOVA Solutions Inc.	(1)		163,208	917,229

				12,059,777

COAL—1.01%
Massey Energy Co.			306,576	10,714,831

				10,714,831

COMMERCIAL SERVICES—3.95%
Aaron Rents Inc.			200,802	5,020,050
Administaff Inc.	(1	) (2)	103,072	1,299,738
Arbitron Inc.	(1)		124,787	4,889,155
Coinstar Inc.	(1)		99,111	2,659,148
CPI Corp.			31,402	426,753
Heidrick & Struggles International Inc.	(1)		77,535	2,657,124
Labor Ready Inc.	(1	) (2)	169,757	2,872,288
Midas Inc.	(1	) (2)	63,828	1,276,560
Pharmaceutical Product Development Inc.	(1	) (2)	227,887	9,409,454
Pre-Paid Legal Services Inc.	(2)		62,723	2,355,249
SFBC International Inc.	(1	) (2)	59,725	2,359,137
StarTek Inc.			58,664	1,668,991
Vertrue Inc.	(1	) (2)	40,519	1,530,403
Watson Wyatt & Co. Holdings			131,135	3,534,088

				41,958,138

COMPUTERS—4.02%
CACI International Inc. Class A	(1)		118,047	8,042,542
Carreker Corp.	(1)		100,541	864,653
Catapult Communications Corp.	(1)		58,835	1,421,454
FactSet Research Systems Inc.	(2)		125,603	7,340,239
Kronos Inc.	(1	) (2)	125,476	6,415,588
Manhattan Associates Inc.	(1	) (2)	121,562	2,902,901
Mercury Computer Systems Inc.	(1)		85,150	2,527,252
MICROS Systems Inc.	(1)		74,560	5,820,154
MTS Systems Corp.			82,656	2,794,599
Synaptics Inc.	(1)		103,055	3,151,422
TALX Corp.			55,672	1,435,781

				42,716,585

DISTRIBUTION & WHOLESALE—0.93%
ScanSource Inc.	(1)		51,022	3,171,528
SCP Pool Corp.			210,161	6,704,136

				9,875,664

DIVERSIFIED FINANCIAL SERVICES—0.20%
World Acceptance Corp.	(1)		75,566	2,078,821

				2,078,821

ELECTRICAL COMPONENTS & EQUIPMENT—1.11%
Artesyn Technologies Inc.	(1) (2)	158,815	1,794,609
Intermagnetics General Corp.	(1) (2)	103,183	2,621,880
Littelfuse Inc.	(1)	89,972	3,073,444
Rayovac Corp.	(1) (2)	139,785	4,271,830

			11,761,763

ELECTRONICS—3.57%
Bei Technologies Inc.		59,804	1,846,748
Brady Corp. Class A		97,373	6,092,629
Daktronics Inc.	(1)	76,544	1,905,180
Dionex Corp.	(1)	84,008	4,760,733
FLIR Systems Inc.	(1) (2)	138,098	8,809,271
Keithley Instruments Inc.		65,623	1,292,773
Rogers Corp.	(1)	67,731	2,919,206
Sonic Solutions Inc.	(1) (2)	94,786	2,126,998
Trimble Navigation Ltd.	(1)	208,889	6,901,693
X-Rite Inc.		84,430	1,351,724

			38,006,955

ENERGY - ALTERNATE SOURCES—0.36%
Headwaters Inc.	(1) (2)	135,842	3,871,497

			3,871,497

ENTERTAINMENT—0.94%
Argosy Gaming Co.	(1)	118,793	5,547,633
Shuffle Master Inc.	(1) (2)	93,727	4,414,542

			9,962,175

FOOD—1.48%
Lance Inc.		119,683	2,277,567
Ralcorp Holdings Inc.		118,120	4,952,772
Sanderson Farms Inc.		80,615	3,489,017
United Natural Foods Inc.	(1) (2)	161,025	5,007,877

			15,727,233

FOREST PRODUCTS & PAPER—0.73%
Deltic Timber Corp.		49,271	2,091,554
Neenah Paper Inc.	(1) (2)	60,620	1,976,212
Wausau-Mosinee Paper Corp.		208,608	3,725,739

			7,793,505
GAS—1.27%
Energen Corp.		147,186	8,676,615
New Jersey Resources Corp.		112,377	4,870,419

			13,547,034

HAND & MACHINE TOOLS—0.41%
Baldor Electric Co.		133,367	3,671,594
Milacron Inc.	(1) (2)	191,923	650,619

			4,322,213

HEALTH CARE—0.18%
LCA-Vision Inc.		81,596	1,908,530

			1,908,530

HEALTH CARE-PRODUCTS—8.66%
Advanced Medical Optics Inc.	(1)	147,907	6,084,894
American Medical Systems Holdings Inc.	(1)	135,798	5,677,714
ArthroCare Corp.	(1) (2)	95,368	3,057,498

BioLase Technology Inc.	(2)	98,768	1,073,608
Biosite Inc.	(1) (2)	65,472	4,029,147
Cooper Companies Inc.	(2)	132,180	9,330,586
Cyberonics Inc.	(1) (2)	96,649	2,002,567
Diagnostic Products Corp.		117,511	6,468,981
Haemonetics Corp.	(1)	102,719	3,719,455
Hologic Inc.	(1) (2)	82,961	2,278,939
IDEXX Laboratories Inc.	(1)	135,606	7,402,732
Immucor Inc.	(1)	181,440	4,265,654
Kensey Nash Corp.	(1) (2)	45,910	1,585,272
Mentor Corp.	(2)	172,400	5,816,776
Merit Medical Systems Inc.	(1)	106,938	1,634,013
PolyMedica Corp.	(2)	110,855	4,133,783
Possis Medical Inc.	(1)	73,568	991,697
ResMed Inc.	(1) (2)	136,706	6,985,677
Respironics Inc.	(1)	142,086	7,723,795
SurModics Inc.	(1) (2)	70,884	2,304,439
Sybron Dental Specialties Inc.	(1)	156,762	5,546,240

			92,113,467

HEALTH CARE-SERVICES—3.04%
Amedisys Inc.	(1)	61,553	1,993,702
American Healthways Inc.	(1) (2)	133,117	4,398,186
AMERIGROUP Corp.	(1)	100,853	7,630,538
AmSurg Corp.	(1) (2)	117,698	3,476,799
Centene Corp.	(1)	165,716	4,698,049
LabOne Inc.	(1) (2)	69,464	2,225,627
Odyssey Healthcare Inc.	(1) (2)	148,392	2,030,003
Sierra Health Services Inc.	(1) (2)	106,360	5,861,500

			32,314,404

HOME BUILDERS—3.51%
Champion Enterprises Inc.	(1) (2)	289,549	3,422,469
Fleetwood Enterprises Inc.	(1) (2)	224,318	3,019,320
Meritage Homes Corp.	(1)	51,806	5,838,536
NVR Inc.	(1)	25,657	19,740,496
Winnebago Industries Inc.	(2)	135,712	5,300,911

			37,321,732

HOME FURNISHINGS—0.55%
Ethan Allen Interiors Inc.	(2)	144,787	5,794,376

			5,794,376

HOUSEHOLD PRODUCTS & WARES—1.25%
Fossil Inc.	(1)	286,583	7,347,988
Harland (John H.) Co.		112,420	4,058,362
WD-40 Co.		67,067	1,905,373

			13,311,723

HOUSEWARES—0.70%
Toro Co.	(2)	92,055	7,488,674

			7,488,674

INSURANCE—1.05%
Hilb, Rogal & Hobbs Co.	(2)	145,268	5,264,512
Philadelphia Consolidated Holding Corp.	(1)	89,603	5,926,342

			11,190,854

INTERNET—1.69%
Internet Security Systems Inc.	(1)	185,120	4,304,040
j2 Global Communications Inc.	(1) (2)	94,983	3,276,913

Napster Inc.	(1) (2)	140,062	1,316,583
WebEx Communications Inc.	(1)	180,371	4,289,222
Websense Inc.	(1) (2)	94,249	4,780,309

			17,967,067

IRON & STEEL—0.43%
Cleveland-Cliffs Inc.	(2)	43,575	4,525,699

			4,525,699

LEISURE TIME—2.06%
Arctic Cat Inc.		82,475	2,187,237
Bally Total Fitness Holding Corp.	(1)	138,283	586,320
Nautilus Group Inc. (The)	(2)	132,651	3,206,175
Polaris Industries Inc.	(2)	172,570	11,738,211
WMS Industries Inc.	(1) (2)	123,478	4,141,452

			21,859,395

MACHINERY—2.14%
Cognex Corp.	(2)	186,051	5,190,823
IDEX Corp.		204,493	8,281,966
JLG Industries Inc.	(2)	179,715	3,527,805
Lindsay Manufacturing Co.	(2)	47,663	1,233,518
Manitowoc Co. Inc. (The)		119,117	4,484,755

			22,718,867

MANUFACTURING—2.75%
Acuity Brands Inc.		170,872	5,433,730
Ceradyne Inc.	(1) (2)	65,696	3,758,468
CLARCOR Inc.		102,970	5,639,667
CUNO Inc.	(1)	68,570	4,073,058
Roper Industries Inc.		169,951	10,327,922

			29,232,845

MEDIA—0.13%
Nelson (Thomas) Inc.		59,631	1,347,661

			1,347,661

METAL FABRICATE & HARDWARE—0.53%
Kaydon Corp.		114,024	3,765,072
Lawson Products Inc.		37,669	1,899,648

			5,664,720

MINING—0.22%
AMCOL International Corp.		118,753	2,385,748

			2,385,748

OFFICE & BUSINESS EQUIPMENT—0.35%
Global Imaging Systems Inc.	(1) (2)	93,672	3,700,044

			3,700,044

OFFICE FURNISHINGS—0.20%
Interface Inc. Class A	(1)	209,884	2,092,543

			2,092,543

OIL & GAS—5.63%
Atwood Oceanics Inc.	(1)	60,724	3,163,720
Cabot Oil & Gas Corp.		133,284	5,897,817
Cimarex Energy Co.	(1)	167,610	6,352,419
Frontier Oil Corp.		108,991	2,905,700
Patina Oil & Gas Corp.		284,723	10,677,112
Petroleum Development Corp.	(1)	66,927	2,581,374

Remington Oil & Gas Corp.	(1)	111,978	3,051,400
Southwestern Energy Co.	(1)	146,066	7,404,086
St. Mary Land & Exploration Co.	(2)	115,604	4,825,311
Unit Corp.	(1)	184,304	7,042,256
Vintage Petroleum Inc.		264,876	6,010,036

			59,911,231

OIL & GAS SERVICES—2.02%
Cal Dive International Inc.	(1) (2)	154,616	6,300,602
CARBO Ceramics Inc.	(2)	64,496	4,450,224
Hydril Co. LP	(1)	93,526	4,256,368
Lone Star Technologies Inc.	(1)	117,199	3,921,479
Tetra Technologies Inc.	(1)	90,545	2,562,423

			21,491,096

PHARMACEUTICALS—2.36%
Medicis Pharmaceutical Corp. Class A	(2)	220,932	7,756,923
MGI Pharma Inc.	(1) (2)	285,834	8,006,210
Nature’s Sunshine Products Inc.		61,949	1,261,282
NBTY Inc.	(1)	269,464	6,469,831
Noven Pharmaceuticals Inc.	(1)	94,859	1,618,295

			25,112,541

REAL ESTATE INVESTMENT TRUSTS—2.51%
Essex Property Trust Inc.	(2)	92,687	7,767,171
Kilroy Realty Corp.	(2)	115,184	4,924,116
New Century Financial Corp.	(2)	219,881	14,052,595

			26,743,882

RETAIL—7.72%
Cato Corp. Class A		83,580	2,408,776
CEC Entertainment Inc.	(1)	146,390	5,851,208
Children’s Place Retail Stores Inc. (The)	(1) (2)	108,853	4,030,827
Christopher & Banks Corp.	(2)	144,561	2,667,150
Cost Plus Inc.	(1) (2)	88,310	2,837,400
Electronics Boutique Holdings Corp.	(1) (2)	97,730	4,196,526
Genesco Inc.	(1) (2)	89,128	2,775,446
Guitar Center Inc.	(1)	101,978	5,373,221
Hibbet Sporting Goods Inc.	(1) (2)	94,808	2,522,841
Hot Topic Inc.	(1) (2)	187,908	3,230,139
IHOP Corp.		80,451	3,370,092
P.F. Chang’s China Bistro Inc.	(1) (2)	104,097	5,865,866
Panera Bread Co. Class A	(1) (2)	122,290	4,930,733
Papa John’s International Inc.	(1) (2)	67,719	2,332,242
Rare Hospitality International Inc.	(1) (2)	137,590	4,383,617
Select Comfort Corp.	(1) (2)	149,489	2,681,833
Sonic Corp.	(1) (2)	242,392	7,392,956
Stein Mart Inc.	(1)	171,800	2,930,908
Too Inc.	(1)	139,315	3,407,645
Tractor Supply Co.	(1) (2)	154,230	5,738,898
Triarc Companies Inc. Class B	(2)	260,637	3,195,410

			82,123,734

SAVINGS & LOANS—0.45%
BankAtlantic Bancorp Inc. Class A		241,739	4,810,606

			4,810,606

SEMICONDUCTORS—1.34%
ATMI Inc.	(1) (2)	126,977	2,860,792
Helix Technology Corp.	(2)	105,661	1,837,445
Kulicke & Soffa Industries Inc.	(1) (2)	206,572	1,780,651

Microsemi Corp.	(1)	241,078	4,185,114
Power Integrations Inc.	(1) (2)	125,483	2,482,054
Supertex Inc.	(1)	52,399	1,137,058

			14,283,114

SOFTWARE—6.99%
Altiris Inc.	(1) (2)	108,900	3,858,327
ANSYS Inc.	(1)	126,308	4,049,434
Avid Technology Inc.	(1) (2)	137,161	8,469,692
Cerner Corp.	(1) (2)	146,443	7,786,374
Dendrite International Inc.	(1)	168,873	3,276,136
Digi International Inc.	(1)	87,263	1,500,051
eFunds Corp.	(1)	197,134	4,733,187
FileNET Corp.	(1)	159,592	4,111,090
Global Payments Inc.		155,341	9,093,662
Hyperion Solutions Corp.	(1)	157,113	7,324,608
Inter-Tel Inc.		104,582	2,863,455
ManTech International Corp. Class A	(1)	130,717	3,103,222
Progress Software Corp.	(1)	145,953	3,408,003
SERENA Software Inc.	(1) (2)	175,341	3,794,379
Take-Two Interactive Software Inc.	(1) (2)	181,819	6,325,483
Zix Corp.	(1) (2)	130,469	671,915

			74,369,018

TELECOMMUNICATIONS—1.02%
Applied Signal Technology Inc.		45,272	1,595,838
Commonwealth Telephone Enterprises Inc.	(1) (2)	84,777	4,210,026
Harmonic Inc.	(1)	292,248	2,437,348
Viasat Inc.	(1)	108,273	2,627,786

			10,870,998

TRANSPORTATION—3.38%
EGL Inc.	(1)	207,257	6,194,912
Forward Air Corp.	(1)	86,878	3,883,447
Heartland Express Inc.		302,209	6,790,636
Kirby Corp.	(1)	100,150	4,444,657
Knight Transportation Inc.		227,663	5,646,042
Landstar System Inc.	(1) (2)	122,444	9,016,776

			35,976,470

TOTAL COMMON STOCKS (Cost: $835,192,353)			1,063,060,902

Security		Shares or Principal	Value

SHORT-TERM INVESTMENTS—24.34%

COMMERCIAL PAPER—6.16%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$727,105	726,967
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	363,552	363,530
2.33%, 01/10/05	(3)	727,105	726,775
Barton Capital Corp.
2.27%, 01/04/05	(3)	1,488,383	1,488,290
2.27%, 01/10/05	(3)	1,617,023	1,616,309
2.30%, 01/21/05	(3)	587,850	587,174

Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	1,781,436	1,781,213
2.29%, 01/07/05	(3)	1,454,210	1,453,840
Cantabric Finance LLC
2.27%, 01/03/05	(3)	756,189	756,189
2.28%, 01/03/05	(3)	843,442	843,442
2.38%, 01/20/05	(3)	1,454,210	1,452,575
Chariot Funding LLC
2.31%, 01/11/05	(3)	1,108,297	1,107,728
Corporate Asset Funding
2.21%, 02/07/05	(3)	1,090,657	1,088,319
2.26%, 02/03/05	(3)	1,454,210	1,451,379
CRC Funding LLC
2.21%, 02/07/05	(3)	363,552	362,773
Den Danske Bank NY
2.25%, 01/03/05	(3)	363,552	363,552
DEPFA Bank PLC
2.28%, 05/03/05	(3)	727,105	721,591
Edison Asset Securitization
2.26%, 05/04/05	(3)	1,817,762	1,803,954
Fairway Finance Corp.
2.55%, 01/03/05	(3)	1,402,222	1,402,222
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	290,842	290,659
2.30%, 02/02/05	(3)	1,454,210	1,451,422
2.31%, 01/11/05	(3)	1,471,849	1,471,094
2.33%, 01/12/05	(3)	677,851	677,456
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	727,105	726,694
2.28%, 04/27/05	(3)	1,090,657	1,082,783
Fortis Funding LLC
2.35%, 05/09/05	(3)	2,035,893	2,019,148
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	727,105	726,778
General Electric Capital Corp.
2.24%, 02/02/05	(3)	4,362,629	4,354,485
2.26%, 01/05/05	(3)	1,454,210	1,454,027
2.29%, 01/24/05	(3)	363,552	363,067
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	508,973	508,428
2.38%, 01/19/05	(3)	581,684	581,069
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	807,421	805,644
2.30%, 02/02/05	(3)	363,552	362,856
2.33%, 02/03/05	(3)	363,552	362,823
Grampian Funding LLC
2.27%, 02/01/05	(3)	1,090,657	1,088,663
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	605,707	605,436
2.30%, 02/01/05	(3)	727,105	725,758
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	1,223,688	1,222,975
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	844,547	844,167
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	496,060	495,935
2.32%, 01/10/05	(3)	747,842	747,504
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	945,236	943,531
Nationwide Building Society
2.21%, 02/10/05	(3)	1,454,210	1,450,817

New Center Asset Trust
2.25%, 02/02/05	(3)	1,366,957	1,364,394
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	729,984	729,235
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	727,105	726,362
2.30%, 02/02/05	(3)	727,105	725,711
2.34%, 01/20/05	(3)	1,090,657	1,089,452
Scaldis Capital LLC
2.28%, 01/07/05	(3)	1,308,789	1,308,457
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	874,329	874,274
2.28%, 02/02/05	(3)	927,000	925,240
Sydney Capital Corp.
2.25%, 01/18/05	(3)	727,105	726,424
2.29%, 01/06/05	(3)	1,069,135	1,068,931
Tulip Funding Corp.
2.25%, 01/14/05	(3)	727,105	726,605
2.35%, 01/13/05	(3)	2,118,580	2,117,197
2.36%, 01/24/05	(3)	1,454,210	1,452,208
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	2,908,419	2,908,231
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	727,105	727,013
2.30%, 01/07/05	(3)	727,105	726,919
2.32%, 01/14/05	(3)	727,105	726,589
Yorktown Capital LLC
2.32%, 01/10/05	(3)	727,105	726,777
2.34%, 01/13/05	(3)	363,552	363,316

			65,474,376

FLOATING RATE NOTES—8.75%
American Express Credit Corp.
2.43%, 10/26/05	(3)	2,908,419	2,909,601
Bank of Nova Scotia
2.34%, 09/26/05	(3)	363,552	363,435
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	872,526	872,468
2.32%, 09/23/05	(3) (4)	1,308,789	1,308,411
2.32%, 09/27/05	(3) (4)	1,163,368	1,163,027
2.44%, 03/15/05	(3) (4)	727,105	727,222
2.47%, 10/27/05	(3) (4)	1,381,499	1,382,738
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	2,181,314	2,180,821
2.34%, 12/14/05	(3)	1,308,789	1,308,386
2.36%, 10/31/05	(3)	1,454,210	1,453,899
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	2,573,951	2,573,951
CC USA Inc.
2.06%, 07/29/05	(3) (4)	1,454,210	1,453,961
2.27%, 05/04/05	(3) (4)	1,454,210	1,454,113
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	363,552	363,552
Den Danske Bank NY
2.32%, 08/12/05	(3)	1,454,210	1,453,945
2.33%, 10/17/05	(3)	1,454,210	1,453,868
2.35%, 08/26/05	(3)	1,454,210	1,453,929
DEPFA Bank PLC
2.47%, 09/15/05	(3)	1,454,210	1,454,210
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	1,206,994	1,206,789

Fairway Finance LLC
2.35%, 03/14/05	(3)	1,454,210	1,454,210
2.37%, 01/20/05	(3)	727,105	727,105
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	2,908,419	2,908,419
Five Finance Inc.
2.37%, 04/29/05	(3) (4)	1,163,368	1,163,331
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	834,061	834,061
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	1,454,210	1,454,210
K2 USA LLC
2.05%, 07/25/05	(3) (4)	727,105	727,024
2.33%, 06/10/05	(3) (4)	1,454,210	1,454,132
2.33%, 09/12/05	(3) (4)	1,454,210	1,454,010
2.39%, 10/20/05	(3) (4)	1,454,210	1,454,249
Links Finance LLC
2.12%, 04/25/05	(3)	1,454,210	1,454,504
2.35%, 04/15/05	(3) (4)	1,454,210	1,454,128
2.36%, 11/16/05	(3) (4)	727,105	726,978
National City Bank (Ohio)
2.29%, 08/09/05	(3)	1,454,210	1,453,949
2.35%, 06/23/05	(3)	1,454,210	1,454,005
2.36%, 06/10/05	(3)	727,105	727,204
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	1,454,210	1,454,210
2.58%, 01/27/06	(3) (4)	2,472,156	2,472,435
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	1,454,210	1,453,922
Northern Rock PLC
2.02%, 01/13/05	(3)	1,381,499	1,381,499
2.39%, 10/25/05	(3)	2,908,419	2,908,419
Permanent Financing PLC
2.32%, 03/10/05	(3)	1,454,210	1,454,210
2.34%, 09/12/05	(3)	1,817,762	1,817,762
2.35%, 06/10/05	(3)	654,394	654,394
Sedna Finance Inc.
2.37%, 01/10/06	(3)	290,842	290,767
Sigma Finance Inc.
2.01%, 01/09/06	(3)	1,454,210	1,453,893
2.28%, 12/06/05	(3) (4)	1,454,210	1,453,785
2.34%, 10/07/05	(3) (4)	508,973	508,854
2.39%, 08/17/05	(3)	727,105	727,144
2.39%, 09/15/05	(3)	1,817,762	1,817,879
2.47%, 11/28/05	(3) (4)	1,454,210	1,455,391
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	1,206,994	1,206,972
2.30%, 04/07/05	(3) (4)	533,695	533,681
2.33%, 02/25/05	(3) (4)	814,357	814,334
2.36%, 01/18/05	(3) (4)	639,852	639,850
2.37%, 09/15/05	(3) (4)	1,279,704	1,279,563
2.39%, 07/25/05	(3) (4)	1,454,210	1,454,128
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	2,181,314	2,181,314
2.40%, 01/25/05	(3)	2,181,314	2,181,314
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	945,236	945,094
2.36%, 07/15/05	(3) (4)	1,090,657	1,090,540
2.36%, 09/15/05	(3)	1,090,657	1,090,504
2.36%, 10/14/05	(3) (4)	727,105	727,048

2.38%, 01/17/06	(3) (4)	508,973	508,968
2.45%, 06/15/05	(3) (4)	727,105	727,030
White Pine Finance LLC
2.02%, 07/11/05	(3)	363,552	363,531
2.24%, 11/01/05	(3) (4)	741,647	741,449
2.27%, 07/05/05	(3)	727,105	727,025
2.29%, 05/20/05	(3)	654,394	654,370
2.35%, 04/15/05	(3) (4)	1,090,657	1,090,596
2.37%, 06/15/05	(3) (4)	596,226	596,226
2.37%, 01/13/06	(3) (4)	1,454,210	1,454,049
2.38%, 03/29/05	(3)	625,310	625,277
2.38%, 06/28/05	(3)	974,320	974,223
2.38%, 08/26/05	(3) (4)	727,105	727,011
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	1,038,306	1,038,306

			93,116,812

MEDIUM-TERM NOTES—0.43%
CC USA Inc.
1.29%, 04/15/05	(3) (4)	1,454,210	1,454,169
1.51%, 02/15/05	(3) (4)	945,236	945,409
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	1,090,657	1,090,655
K2 USA LLC
1.46%, 01/12/05	(3) (4)	727,105	727,103
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	363,552	363,546

			4,580,882

MONEY MARKET FUNDS—3.39%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	5,816,838	5,816,838
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	14,849,579	14,849,579
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	14,542,095	14,542,095
BlackRock Temp Cash Money Market Fund	(3)	271,199	271,199
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	548,710	548,710

			36,028,421

REPURCHASE AGREEMENTS—2.05%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$14,542,095	14,542,095
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	7,271,048	7,271,048

			21,813,143

TIME DEPOSITS—3.06%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	1,454,210	1,454,210
1.33%, 02/10/05	(3)	727,105	727,093
1.39%, 02/02/05	(3)	727,105	727,096
1.39%, 04/08/05	(3)	1,017,947	1,017,907
2.63%, 01/04/05	(3)	1,454,210	1,454,210
Bank of America N.A.
1.50%, 01/03/05	(3)	1,488,074	1,488,074

Credit Suisse First Boston
2.34%, 01/14/05	(3)	2,181,314	2,181,314
Fifth Third Bancorp
2.18%, 01/03/05	(3)	1,454,210	1,454,210
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	930,694	930,672
Natexis Banques
2.32%, 02/02/05	(3)	363,552	363,556
National City Bank (Ohio)
1.25%, 01/06/05	(3)	1,454,210	1,454,210
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	1,454,210	1,454,087
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	2,544,867	2,544,770
1.34%, 02/10/05	(3)	581,684	581,675
1.77%, 05/10/05	(3)	727,105	727,080
1.90%, 05/11/05	(3)	727,105	727,079
2.25%, 01/31/05	(3)	727,105	727,105
2.30%, 05/12/05	(3)	363,552	363,462
2.66%, 11/09/05	(3)	1,454,210	1,454,027
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	1,454,210	1,454,210
2.67%, 11/09/05	(3)	581,684	581,635
Washington Mutual Bank
2.27%, 02/02/05	(3)	581,684	581,684
2.35%, 02/02/05	(3)	2,326,735	2,326,716
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	5,816,838	5,816,838

			32,592,920

U.S. GOVERNMENT AGENCY NOTES—0.50%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	1,017,947	1,018,858
1.80%, 01/18/05	(3)	676,207	675,700
1.80%, 01/19/05	(3)	727,105	726,523
2.06%, 05/31/05	(3)	724,967	718,827
Federal National Mortgage Association
2.33%, 07/22/05	(3)	2,181,314	2,153,139

			5,293,047

TOTAL SHORT-TERM INVESTMENTS (Cost: $258,899,601)			258,899,601

TOTAL INVESTMENTS IN SECURITIES—124.30% (Cost: $1,094,091,954)	(7)		1,321,960,503
Other Assets, Less Liabilities—(24.30%)			(258,402,252)

NET ASSETS—100.00%			$1,063,558,251

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $1,106,671,587. Net unrealized appreciation aggregated $215,288,916, of which $223,492,555 represented gross unrealized appreciation on securities and $8,203,639 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

December 31, 2004

Security		Shares	Value

COMMON STOCKS—99.92%

AEROSPACE & DEFENSE—2.16%
AAR Corp.	(1) (2)	197,762	$2,693,518
Curtiss-Wright Corp.	(2)	130,821	7,510,434
DRS Technologies Inc.	(1) (2)	166,144	7,096,010
Esterline Technologies Corp.	(1)	149,626	4,885,289
Kaman Corp. Class A		139,949	1,770,355
Moog Inc. Class A	(1)	156,875	7,114,281
Triumph Group Inc.	(1) (2)	97,372	3,846,194

			34,916,081

AGRICULTURE—0.12%
DIMON Inc.	(2)	277,796	1,866,789

			1,866,789

AIRLINES—0.68%
Frontier Airlines Inc.	(1) (2)	216,923	2,475,091
Mesa Air Group Inc.	(1) (2)	194,325	1,542,941
SkyWest Inc.		350,753	7,036,105

			11,054,137

APPAREL—1.03%
Ashworth Inc.	(1)	82,372	897,031
Gymboree Corp.	(1) (2)	187,250	2,400,545
Haggar Corp.		44,117	1,035,823
Kellwood Co.	(2)	168,807	5,823,842
Russell Corp.		200,454	3,904,844
Stride Rite Corp.		225,661	2,520,633

			16,582,718

AUTO PARTS & EQUIPMENT—0.39%
Standard Motor Products Inc.		121,742	1,923,524
Superior Industries International Inc.		149,466	4,341,987

			6,265,511

BANKS—6.11%
Boston Private Financial Holdings Inc.	(2)	168,266	4,740,053
Chittenden Corp.	(2)	282,621	8,119,701
Community Bank System Inc.		186,785	5,276,676
First Republic Bank		100,014	5,300,742
Fremont General Corp.		470,908	11,857,463
Gold Bancorp Inc.		246,530	3,604,269
Irwin Financial Corp.	(2)	173,001	4,911,498
Provident Bankshares Corp.		202,197	7,353,905
Riggs National Corp.	(2)	193,994	4,124,312
South Financial Group Inc. (The)	(2)	434,284	14,127,259
Sterling Bancshares Inc.	(2)	275,653	3,933,568
Susquehanna Bancshares Inc.		283,977	7,085,226
Umpqua Holdings Corp.	(2)	272,542	6,870,784
Whitney Holding Corp.		256,525	11,541,060

			98,846,516

BIOTECHNOLOGY—0.39%
ArQule Inc.	(1)	177,786	1,029,381
Cambrex Corp.		160,196	4,341,312
Savient Pharmaceuticals Inc.	(1) (2)	369,689	1,001,857

			6,372,550

BUILDING MATERIALS—1.41%
Apogee Enterprises Inc.		168,071	2,253,832
Lennox International Inc.		367,891	7,486,582
Texas Industries Inc.		132,384	8,258,114
Universal Forest Products Inc.		109,251	4,741,493

			22,740,021

CHEMICALS—1.75%
Arch Chemicals Inc.	(2)	143,964	4,143,284
Fuller (H.B.) Co.		174,667	4,979,756
OM Group Inc.	(1)	173,070	5,610,929
Penford Corp.		54,044	850,112
PolyOne Corp.	(1) (2)	559,105	5,065,491
Quaker Chemical Corp.	(2)	59,451	1,476,763
Schulman (A.) Inc.		187,519	4,014,782
Wellman Inc.	(2)	197,024	2,106,187

			28,247,304

COMMERCIAL SERVICES—3.69%
ABM Industries Inc.		296,168	5,840,433
Bowne & Co. Inc.	(2)	219,804	3,574,013
CDI Corp.	(2)	119,989	2,565,365
Central Parking Corp.	(2)	224,355	3,398,978
Chemed Corp.		76,084	5,105,997
Consolidated Graphics Inc.	(1)	83,712	3,842,381
Cross Country Healthcare Inc.	(1) (2)	196,687	3,556,101
Hooper Holmes Inc.		400,239	2,369,415
Insurance Auto Auctions Inc.	(1)	71,064	1,593,255
MAXIMUS Inc.	(1) (2)	133,104	4,142,196
NCO Group Inc.	(1) (2)	195,525	5,054,321
On Assignment Inc.	(1)	155,489	806,988
PAREXEL International Corp.	(1) (2)	159,451	3,236,855
PRG-Schultz International Inc.	(1) (2)	380,912	1,915,987
Rewards Network Inc.	(1)	152,459	1,067,213
SOURCECORP Inc.	(1)	97,067	1,854,950
Spherion Corp.	(1)	374,122	3,142,625
Viad Corp.		135,816	3,869,398
Volt Information Sciences Inc.	(1)	92,887	2,729,949

			59,666,420

COMPUTERS—1.20%
Agilysys Inc.	(2)	197,891	3,391,852
Brooktrout Inc.	(1)	77,871	935,231
CIBER Inc.	(1) (2)	383,022	3,692,332
Hutchinson Technology Inc.	(1) (2)	159,133	5,501,228
NYFIX Inc.	(1) (2)	199,333	1,233,871
Phoenix Technologies Ltd.	(1)	150,737	1,245,088
Radiant Systems Inc.	(1) (2)	162,876	1,060,323
RadiSys Corp.	(1) (2)	117,775	2,302,501

			19,362,426

DISTRIBUTION & WHOLESALE—2.11%
Advanced Marketing Services Inc.		117,247	1,179,505
Bell Microproducts Inc.	(1) (2)	174,613	1,679,777
Building Materials Holdings Corp.		84,148	3,222,027
Hughes Supply Inc.		403,405	13,050,152
United Stationers Inc.	(1)	201,909	9,328,196
Watsco Inc.		162,841	5,735,260

			34,194,917

DIVERSIFIED FINANCIAL SERVICES—1.08%
Financial Federal Corp.	(1) (2)	106,272	4,165,862
Investment Technology Group Inc.	(1) (2)	255,826	5,116,520
Piper Jaffray Companies Inc.	(1) (2)	121,255	5,814,177
SWS Group Inc.		106,282	2,329,701

			17,426,260

ELECTRIC—2.49%
ALLETE Inc.		180,419	6,630,398
Avista Corp.		295,630	5,223,782
Central Vermont Public Service Corp.		74,857	1,741,174
CH Energy Group Inc.	(2)	96,171	4,621,017
Cleco Corp.		298,467	6,046,941
El Paso Electric Co.	(1)	289,312	5,479,569
Green Mountain Power Corp.		31,409	905,521
UIL Holdings Corp.	(2)	88,814	4,556,158
UniSource Energy Corp.	(2)	209,152	5,042,655

			40,247,215

ELECTRICAL COMPONENTS & EQUIPMENT—1.15%
Advanced Energy Industries Inc.	(1) (2)	201,149	1,836,490
Belden CDT Inc.	(2)	286,261	6,641,255
C&D Technologies Inc.		154,511	2,632,867
Magnetek Inc.	(1) (2)	175,540	1,211,226
Vicor Corp.		258,127	3,384,045
Wilson Greatbatch Technologies Inc.	(1) (2)	131,207	2,941,661

			18,647,544

ELECTRONICS—5.00%
Analogic Corp.	(2)	83,710	3,749,371
Bel Fuse Inc. Class B		68,702	2,321,441
Benchmark Electronics Inc.	(1)	252,341	8,604,828
Checkpoint Systems Inc.	(1)	230,915	4,168,016
Coherent Inc.	(1) (2)	185,077	5,633,744
CTS Corp.	(2)	220,293	2,927,694
Cubic Corp.	(2)	163,946	4,126,521
Cymer Inc.	(1)	225,423	6,658,995
Electro Scientific Industries Inc.	(1) (2)	174,375	3,445,650
FEI Co.	(1)	203,067	4,264,407
Itron Inc.	(1)	129,709	3,101,342
Meade Instruments Corp.	(1)	121,701	417,434
Methode Electronics Inc.		219,653	2,822,541
Park Electrochemical Corp.	(2)	121,213	2,627,898
Paxar Corp.	(1)	241,964	5,364,342
Photon Dynamics Inc.	(1) (2)	103,445	2,511,645
Planar Systems Inc.	(1) (2)	90,000	1,010,700
SBS Technologies Inc.	(1)	95,429	1,332,189
Technitrol Inc.	(1)	246,710	4,490,122
Watts Water Technologies Inc. Class A		197,502	6,367,465
Woodward Governor Co.		68,968	4,938,799

			80,885,144

ENGINEERING & CONSTRUCTION—1.45%
EMCOR Group Inc.	(1) (2)	93,009	4,202,147
Insituform Technologies Inc. Class A	(1) (2)	164,203	3,722,482
Shaw Group Inc. (The)	(1) (2)	391,063	6,980,475
URS Corp.	(1)	265,642	8,527,108

			23,432,212

ENTERTAINMENT—0.30%
Pinnacle Entertainment Inc.	(1) (2)	242,879	4,804,147

			4,804,147

ENVIRONMENTAL CONTROL—1.53%
Aleris International Inc.	(1)	177,056	2,995,788
Ionics Inc.	(1) (2)	138,990	6,023,827
Tetra Tech Inc.	(1) (2)	343,224	5,745,570
Waste Connections Inc.	(1) (2)	292,986	10,034,771

			24,799,956

FOOD—2.66%
American Italian Pasta Co. Class A	(2)	111,106	2,583,215
Corn Products International Inc.		221,807	11,879,983
Flowers Foods Inc.		264,050	8,338,699
Great Atlantic & Pacific Tea Co.	(1) (2)	234,787	2,406,567
Hain Celestial Group Inc.	(1) (2)	222,665	4,602,486
J&J Snack Foods Corp.		54,936	2,693,512
Nash Finch Co.		76,603	2,892,529
Performance Food Group Co.	(1) (2)	285,602	7,685,550

			43,082,541

FOREST PRODUCTS & PAPER—0.87%
Buckeye Technologies Inc.	(1)	229,005	2,979,355
Caraustar Industries Inc.	(1) (2)	174,748	2,939,261
Pope & Talbot Inc.	(2)	99,953	1,710,196
Rock-Tenn Co. Class A		218,630	3,314,431
Schweitzer-Mauduit International Inc.		90,996	3,089,314

			14,032,557

GAS—4.03%
Atmos Energy Corp.		467,482	12,785,633
Cascade Natural Gas Corp.		69,205	1,467,146
Laclede Group Inc. (The)		128,919	4,015,827
Northwest Natural Gas Co.	(2)	167,382	5,647,469
Piedmont Natural Gas Co.	(2)	468,280	10,882,827
Southern Union Co.	(1) (2)	503,104	12,064,434
Southwest Gas Corp.		220,099	5,590,515
UGI Corp.		311,305	12,735,488

			65,189,339

HAND & MACHINE TOOLS—0.26%
Regal-Beloit Corp.	(2)	149,215	4,267,549

			4,267,549

HEALTH CARE-PRODUCTS—2.18%
CONMED Corp.	(1)	182,122	5,175,907
Datascope Corp.		90,763	3,602,383
DJ Orthopedics Inc.	(1)	130,754	2,800,751
ICU Medical Inc.	(1) (2)	83,515	2,283,300
Invacare Corp.	(2)	190,715	8,822,476
Osteotech Inc.	(1)	106,378	585,079
Sola International Inc.	(1)	196,634	5,415,300
Viasys Healthcare Inc.	(1) (2)	190,238	3,614,522
Vital Sign Inc.		77,951	3,033,853

			35,333,571

HEALTH CARE-SERVICES—2.21%
Gentiva Health Services Inc.	(1) (2)	146,290	2,445,969
OCA Inc.	(1) (2)	308,326	1,957,870
Pediatrix Medical Group Inc.	(1)	136,514	8,743,722
Province Healthcare Co.	(1)	303,948	6,793,238
RehabCare Group Inc.	(1) (2)	100,666	2,817,641
Sunrise Senior Living Inc.	(1) (2)	124,080	5,752,349
United Surgical Partners International Inc.	(1)	173,963	7,254,257

			35,765,046

HOME BUILDERS—2.33%
Coachmen Industries Inc.	(2)	96,673	1,678,243
M.D.C. Holdings Inc.		196,867	17,017,183
Monaco Coach Corp.		180,448	3,711,815
Skyline Corp.		51,641	2,106,953
Standard-Pacific Corp.	(2)	204,246	13,100,338

			37,614,532

HOME FURNISHINGS—0.49%
Applica Inc.	(1)	148,505	898,455
Bassett Furniture Industries Inc.	(2)	71,924	1,411,509
Fedders Corp.		184,911	669,378
La-Z-Boy Inc.	(2)	317,835	4,885,124

			7,864,466

HOUSEHOLD PRODUCTS & WARES—0.33%
Russ Berrie & Co. Inc.	(2)	126,886	2,898,076
Standard Register Co. (The)	(2)	173,840	2,454,621

			5,352,697

HOUSEWARES—0.28%
Enesco Group Inc.	(1)	88,009	711,113
Libbey Inc.		84,840	1,884,296
National Presto Industries Inc.		41,984	1,910,272

			4,505,681

INSURANCE—3.66%
Delphi Financial Group Inc. Class A		193,518	8,930,856
LandAmerica Financial Group Inc.	(2)	108,559	5,854,587
Presidential Life Corp.		180,060	3,053,818
ProAssurance Corp.	(1) (2)	178,218	6,970,106
RLI Corp.	(2)	154,222	6,411,009
SCPIE Holdings Inc.	(1)	61,215	606,029
Selective Insurance Group Inc.	(2)	169,582	7,502,308
Stewart Information Services Corp.		110,455	4,600,451
UICI		279,297	9,468,168
Zenith National Insurance Corp.	(2)	117,723	5,867,314

			59,264,646

INTERNET—0.70%
Digital Insight Corp.	(1)	218,986	4,029,342
FindWhat.com	(1) (2)	185,699	3,292,443
PC-Tel Inc.	(1)	127,645	1,012,225
Verity Inc.	(1)	229,235	3,007,563

			11,341,573

IRON & STEEL—1.39%
Carpenter Technology Corp.		146,305	8,552,990
Material Sciences Corp.	(1)	88,664	1,595,065
Reliance Steel & Aluminum Co.		199,191	7,760,481
Ryerson Tull Inc.	(2)	152,367	2,399,780
Steel Technologies Inc.	(2)	78,607	2,162,479

			22,470,795

LEISURE TIME—0.55%
K2 Inc.	(1) (2)	284,825	4,523,021
Multimedia Games Inc.	(1) (2)	171,085	2,696,300
Pegasus Solutions Inc.	(1)	133,350	1,680,210

			8,899,531

LODGING—0.74%
Aztar Corp.	(1)	211,610	7,389,421
Marcus Corp.		183,747	4,619,400

			12,008,821

MACHINERY—2.62%
Albany International Corp. Class A		193,674	6,809,578
Applied Industrial Technologies Inc.		180,606	4,948,604
Astec Industries Inc.	(1)	122,932	2,115,660
Briggs & Stratton Corp.		314,833	13,090,756
Gardner Denver Inc.	(1) (2)	121,162	4,396,969
Gerber Scientific Inc.	(1)	136,976	1,042,387
Robbins & Myers Inc.	(2)	89,422	2,130,926
Stewart & Stevenson Services Inc.		176,444	3,569,462
Thomas Industries Inc.		107,710	4,299,783

			42,404,125

MANUFACTURING—2.34%
AptarGroup Inc.		218,423	11,528,366
Barnes Group Inc.	(2)	142,093	3,766,885
Griffon Corp.	(1)	179,005	4,833,135
Lydall Inc.	(1)	99,190	1,176,393
Myers Industries Inc.		209,842	2,685,978
Smith (A.O.) Corp.	(2)	179,968	5,388,242
Standex International Corp.		75,957	2,164,015
Sturm Ruger & Co. Inc.		165,605	1,495,413
Tredegar Corp.	(2)	235,366	4,756,747

			37,795,174

MEDIA—0.11%
4Kids Entertainment Inc.	(1) (2)	81,824	1,719,940

			1,719,940

METAL FABRICATE & HARDWARE—2.69%
Castle (A.M.) & Co.	(1)	97,196	1,160,520
Commercial Metals Co.		179,475	9,074,256
Mueller Industries Inc.	(2)	221,900	7,145,180
Quanex Corp.		100,858	6,915,833
Timken Co. (The)		551,567	14,351,773
Valmont Industries Inc.		146,757	3,685,068
Wolverine Tube Inc.	(1) (2)	91,692	1,183,744

			43,516,374

MINING—1.04%
Brush Engineered Materials Inc.	(1)	118,146	2,185,701
Century Aluminum Co.	(1) (2)	195,329	5,129,340
Owens & Minor Inc.	(2)	240,703	6,780,604
RTI International Metals Inc.	(1)	132,099	2,713,313

			16,808,958

OFFICE & BUSINESS EQUIPMENT—0.21%
Imagistics International Inc.	(1)	100,087	3,368,928

			3,368,928

OIL & GAS—1.21%
Spinnaker Exploration Co.	(1) (2)	207,085	7,262,471
Stone Energy Corp.	(1)	162,878	7,344,169
Swift Energy Co.	(1) (2)	171,047	4,950,100

			19,556,740

OIL & GAS SERVICES—2.15%
Dril-Quip Inc.	(1)	105,393	2,556,834
Input/Output Inc.	(1)	475,398	4,202,518
Maverick Tube Corp.	(1)	260,416	7,890,605
Oceaneering International Inc.	(1) (2)	156,495	5,840,393
Seacor Holdings Inc.	(1) (2)	111,673	5,963,338
Veritas DGC Inc.	(1)	203,883	4,569,018
W-H Energy Services Inc.	(1)	170,115	3,803,771

			34,826,477

PACKAGING & CONTAINERS—0.20%
Chesapeake Corp.		119,659	3,249,938

			3,249,938

PHARMACEUTICALS—1.40%
Accredo Health Inc.	(1)	298,509	8,274,670
Alpharma Inc. Class A		321,548	5,450,239
Bradley Pharmaceuticals Inc.	(1) (2)	97,464	1,890,802
Curative Health Services Inc.	(1)	80,097	548,664
Priority Healthcare Corp. Class B	(1) (2)	265,805	5,786,575
Theragenics Corp.	(1)	184,403	748,676

			22,699,626

REAL ESTATE INVESTMENT TRUSTS—4.41%
Capital Automotive	(2)	262,584	9,328,297
Colonial Properties Trust	(2)	167,211	6,566,376
Commercial Net Lease Realty Inc.	(2)	317,294	6,536,256
CRT Properties Inc.		190,437	4,543,827
Entertainment Properties Trust	(2)	155,089	6,909,215
Gables Residential Trust	(2)	178,808	6,399,538
Glenborough Realty Trust Inc.	(2)	195,987	4,170,603
Lexington Corporate Properties Trust		295,918	6,681,828
Parkway Properties Inc.		70,145	3,559,859
Shurgard Storage Centers Inc. Class A		284,012	12,499,368
Sovran Self Storage Inc.		96,844	4,081,006

			71,276,173

RETAIL—8.98%
Brown Shoe Co. Inc.		111,576	3,328,312
Burlington Coat Factory Warehouse Corp.	(2)	272,463	6,184,910
Casey’s General Store Inc.	(2)	305,532	5,545,406
Cash America International Inc.		174,686	5,193,415
Dress Barn Inc.	(1)	182,782	3,216,963
Fred’s Inc.	(2)	241,092	4,195,001
GameStop Corp. Class B	(1)	309,770	6,941,946
Goody’s Family Clothing Inc.	(2)	201,785	1,844,315
Group 1 Automotive Inc.	(1)	140,999	4,441,469
Hancock Fabrics Inc.	(2)	116,457	1,207,659
Haverty Furniture Companies Inc.		137,694	2,547,339
Insight Enterprises Inc.	(1)	297,309	6,100,781
Jack in the Box Inc.	(1)	224,807	8,288,634
Jill (J.) Group Inc. (The)	(1)	123,718	1,842,161
Jo-Ann Stores Inc.	(1)	138,688	3,819,468
Landry’s Restaurants Inc.	(2)	161,537	4,694,265
Linens ‘n Things Inc.	(1) (2)	275,818	6,840,286
Lone Star Steakhouse & Saloon Inc.		125,136	3,503,808
Longs Drug Stores Corp.	(2)	230,118	6,344,353
Men’s Wearhouse Inc. (The)	(1) (2)	218,663	6,988,469
Movie Gallery Inc.	(2)	190,782	3,638,213
O’Charley’s Inc.	(1) (2)	130,163	2,544,687
Pep Boys-Manny, Moe & Jack Inc.	(2)	349,041	5,958,130
Ryan’s Restaurant Group Inc.	(1)	255,887	3,945,778
School Specialty Inc.	(1) (2)	138,604	5,344,570
ShopKo Stores Inc.	(1)	180,624	3,374,056
Sonic Automotive Inc.	(2)	252,578	6,263,934
Stage Stores Inc.	(1) (2)	108,648	4,511,065
Steak n Shake Co. (The)	(1)	169,451	3,402,576
TBC Corp.	(1) (2)	136,602	3,797,536
Zale Corp.	(1)	316,639	9,458,007

			145,307,512

SAVINGS & LOANS—4.38%
Anchor BanCorp Wisconsin Inc.		140,770	4,103,446
BankUnited Financial Corp. Class A	(1) (2)	183,180	5,852,601
Brookline Bancorp Inc.	(2)	361,010	5,891,683
Commercial Federal Corp.		240,303	7,139,402
Dime Community Bancshares		228,775	4,097,360
Downey Financial Corp.		170,134	9,697,638
FirstFed Financial Corp.	(1)	100,341	5,204,688
Flagstar Bancorp Inc.		374,613	8,466,254
MAF Bancorp Inc.		204,969	9,186,711
Sterling Financial Corp. (Washington)	(1)	139,179	5,464,168
Waypoint Financial Corp.		204,419	5,795,279

			70,899,230

SEMICONDUCTORS—3.82%
Actel Corp.	(1) (2)	155,569	2,728,680
Alliance Semiconductor Corp.	(1)	217,947	806,404
Axcelis Technologies Inc.	(1)	609,981	4,959,146
Brooks Automation Inc.	(1)	271,887	4,681,894
Cohu Inc.		131,230	2,435,629
DSP Group Inc.	(1)	171,829	3,836,942
DuPont Photomasks Inc.	(1) (2)	113,788	3,005,141
ESS Technology Inc.	(1) (2)	243,506	1,731,328
Exar Corp.	(1) (2)	255,412	3,624,296
Kopin Corp.	(1)	430,797	1,667,184
Pericom Semiconductor Corp.	(1)	163,357	1,540,457
Photronics Inc.	(1) (2)	200,353	3,305,825
Rudolph Technologies Inc.	(1) (2)	103,442	1,776,099
Skyworks Solutions Inc.	(1) (2)	950,220	8,960,575
Standard Microsystems Corp.	(1)	113,612	2,025,702
Ultratech Inc.	(1) (2)	145,014	2,733,514
Varian Semiconductor Equipment Associates Inc.	(1) (2)	222,217	8,188,696
Veeco Instruments Inc.	(1) (2)	182,416	3,843,505

			61,851,017

SOFTWARE—1.46%
Captaris Inc.	(1)	185,832	958,893
Concord Communications Inc.	(1)	112,655	1,248,217
EPIQ Systems Inc.	(1) (2)	110,032	1,610,868
JDA Software Group Inc.	(1) (2)	177,278	2,414,526
MapInfo Corp.	(1)	125,359	1,501,801
MRO Software Inc.	(1)	153,742	2,001,721
NDCHealth Corp.	(2)	220,797	4,104,616
Pinnacle Systems Inc.	(1)	422,288	2,575,957
SPSS Inc.	(1)	108,224	1,692,623
THQ Inc.	(1) (2)	237,385	5,445,612

			23,554,834

STORAGE & WAREHOUSING—0.18%
Mobile Mini Inc.	(1) (2)	89,562	2,959,128

			2,959,128

TELECOMMUNICATIONS—2.47%
Adaptec Inc.	(1) (2)	678,441	5,149,367
Aeroflex Inc.	(1) (2)	454,650	5,510,358
Anixter International Inc.	(2)	227,586	8,190,820
Audiovox Corp. Class A	(1) (2)	141,864	2,238,614
Black Box Corp.	(2)	105,535	5,067,791
Boston Communications Group Inc.	(1) (2)	108,047	998,354
C-COR Inc.	(1)	262,587	2,442,059
General Communication Inc. Class A	(1)	356,288	3,933,420
Intrado Inc.	(1)	107,095	1,295,850
Network Equipment Technologies Inc.	(1) (2)	150,668	1,479,560
Symmetricom Inc.	(1)	276,052	2,680,465
Tollgrade Communications Inc.	(1)	80,282	982,652

			39,969,310

TEXTILES—0.44%
Angelica Corp.		55,267	1,494,972
G&K Services Inc. Class A		128,102	5,562,189

			7,057,161

TOYS, GAMES & HOBBIES—0.38%
Action Performance Companies Inc.	(2)	112,974	1,241,584
Department 56 Inc.	(1)	83,160	1,384,614
Jakks Pacific Inc.	(1) (2)	160,924	3,558,030

			6,184,228

TRANSPORTATION—2.55%
Arkansas Best Corp.		153,523	6,891,647
Kansas City Southern Industries Inc.	(1) (2)	382,936	6,789,455
Offshore Logistics Inc.	(1)	142,009	4,611,032
USF Corp.		170,771	6,480,759
Yellow Roadway Corp.	(1) (2)	296,856	16,537,848

			41,310,741

WATER—0.16%
American States Water Co.		101,671	2,643,446

			2,643,446

TOTAL COMMON STOCKS (Cost: $1,401,133,601)			1,616,310,273

Security		Shares or Principal	Value

SHORT-TERM INVESTMENTS—22.57%

COMMERCIAL PAPER—5.71%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$1,025,410	1,025,215
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	512,705	512,673
2.33%, 01/10/05	(3)	1,025,410	1,024,946
Barton Capital Corp.
2.27%, 01/04/05	(3)	2,099,014	2,098,882
2.27%, 01/10/05	(3)	2,280,430	2,279,424
2.30%, 01/21/05	(3)	829,024	828,070
Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	2,512,296	2,511,982
2.29%, 01/07/05	(3)	2,050,820	2,050,298
Cantabric Finance LLC
2.27%, 01/03/05	(3)	1,066,426	1,066,426
2.28%, 01/03/05	(3)	1,189,476	1,189,476
2.38%, 01/20/05	(3)	2,050,820	2,048,515
Chariot Funding LLC
2.31%, 01/11/05	(3)	1,562,992	1,562,189
Corporate Asset Funding
2.21%, 02/07/05	(3)	1,538,115	1,534,818
2.26%, 02/03/05	(3)	2,050,820	2,046,829
CRC Funding LLC
2.21%, 02/07/05	(3)	512,705	511,606
Den Danske Bank NY
2.25%, 01/03/05	(3)	512,705	512,705
DEPFA Bank PLC
2.28%, 05/03/05	(3)	1,025,410	1,017,634

Edison Asset Securitization
2.26%, 05/04/05	(3)	2,563,525	2,544,052
Fairway Finance Corp.
2.55%, 01/03/05	(3)	1,977,503	1,977,503
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	410,164	409,905
2.30%, 02/02/05	(3)	2,050,820	2,046,890
2.31%, 01/11/05	(3)	2,075,697	2,074,631
2.33%, 01/12/05	(3)	955,949	955,392
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	1,025,410	1,024,830
2.28%, 04/27/05	(3)	1,538,115	1,527,010
Fortis Funding LLC
2.35%, 05/09/05	(3)	2,871,148	2,847,534
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	1,025,410	1,024,949
General Electric Capital Corp.
2.24%, 02/02/05	(3)	6,152,460	6,140,976
2.26%, 01/05/05	(3)	2,050,820	2,050,563
2.29%, 01/24/05	(3)	512,705	512,020
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	717,787	717,018
2.38%, 01/19/05	(3)	820,328	819,460
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	1,138,677	1,136,172
2.30%, 02/02/05	(3)	512,705	511,722
2.33%, 02/03/05	(3)	512,705	511,676
Grampian Funding LLC
2.27%, 02/01/05	(3)	1,538,115	1,535,302
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	854,208	853,826
2.30%, 02/01/05	(3)	1,025,410	1,023,510
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	1,725,724	1,724,719
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	1,191,034	1,190,499
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	699,576	699,399
2.32%, 01/10/05	(3)	1,054,655	1,054,179
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	1,333,033	1,330,628
Nationwide Building Society
2.21%, 02/10/05	(3)	2,050,820	2,046,036
New Center Asset Trust
2.25%, 02/02/05	(3)	1,927,771	1,924,156
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	1,029,471	1,028,414
Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	1,025,410	1,024,362
2.30%, 02/02/05	(3)	1,025,410	1,023,445
2.34%, 01/20/05	(3)	1,538,115	1,536,415
Scaldis Capital LLC
2.28%, 01/07/05	(3)	1,845,738	1,845,271
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	1,233,035	1,232,958
2.28%, 02/02/05	(3)	1,307,316	1,304,832
Sydney Capital Corp.
2.25%, 01/18/05	(3)	1,025,410	1,024,449
2.29%, 01/06/05	(3)	1,507,763	1,507,475
Tulip Funding Corp.
2.25%, 01/14/05	(3)	1,025,410	1,024,706
2.35%, 01/13/05	(3)	2,987,758	2,985,807
2.36%, 01/24/05	(3)	2,050,820	2,047,997
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	4,101,640	4,101,375

Variable Funding Capital Corp.
2.26%, 01/05/05	(3)		1,025,410	1,025,281
2.30%, 01/07/05	(3)		1,025,410	1,025,148
2.32%, 01/14/05	(3)		1,025,410	1,024,683
Yorktown Capital LLC
2.32%, 01/10/05	(3)		1,025,410	1,024,947
2.34%, 01/13/05	(3)		512,705	512,372

				92,336,182

FLOATING RATE NOTES—8.12%
American Express Credit Corp.
2.43%, 10/26/05	(3)		4,101,640	4,103,307
Bank of Nova Scotia
2.34%, 09/26/05	(3)		512,705	512,540
Beta Finance Inc.
2.27%, 05/04/05	(3	) (4)	1,230,492	1,230,411
2.32%, 09/23/05	(3	) (4)	1,845,738	1,845,206
2.32%, 09/27/05	(3	) (4)	1,640,656	1,640,176
2.44%, 03/15/05	(3	) (4)	1,025,410	1,025,575
2.47%, 10/27/05	(3	) (4)	1,948,279	1,950,026
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)		3,076,230	3,075,534
2.34%, 12/14/05	(3)		1,845,738	1,845,171
2.36%, 10/31/05	(3)		2,050,820	2,050,382
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)		3,629,952	3,629,952
CC USA Inc.
2.06%, 07/29/05	(3	) (4)	2,050,820	2,050,470
2.27%, 05/04/05	(3	) (4)	2,050,820	2,050,684
Commodore CDO Ltd.
2.55%, 12/12/05	(3)		512,705	512,705
Den Danske Bank NY
2.32%, 08/12/05	(3)		2,050,820	2,050,448
2.33%, 10/17/05	(3)		2,050,820	2,050,340
2.35%, 08/26/05	(3)		2,050,820	2,050,424
DEPFA Bank PLC
2.47%, 09/15/05	(3)		2,050,820	2,050,820
Dorada Finance Inc.
2.06%, 07/29/05	(3	) (4)	1,702,181	1,701,890
Fairway Finance LLC
2.35%, 03/14/05	(3)		2,050,820	2,050,820
2.37%, 01/20/05	(3)		1,025,410	1,025,410
Fifth Third Bancorp
2.38%, 11/23/05	(3	) (4)	4,101,640	4,101,640
Five Finance Inc.
2.37%, 04/29/05	(3	) (4)	1,640,656	1,640,604
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)		1,176,247	1,176,247
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)		2,050,820	2,050,820
K2 USA LLC
2.05%, 07/25/05	(3	) (4)	1,025,410	1,025,296
2.33%, 06/10/05	(3	) (4)	2,050,820	2,050,711
2.33%, 09/12/05	(3	) (4)	2,050,820	2,050,539
2.39%, 10/20/05	(3	) (4)	2,050,820	2,050,876
Links Finance LLC
2.12%, 04/25/05	(3)		2,050,820	2,051,235
2.35%, 04/15/05	(3	) (4)	2,050,820	2,050,706
2.36%, 11/16/05	(3	) (4)	1,025,410	1,025,232
National City Bank (Ohio)
2.29%, 08/09/05	(3)		2,050,820	2,050,453
2.35%, 06/23/05	(3)		2,050,820	2,050,532
2.36%, 06/10/05	(3)		1,025,410	1,025,550

Nationwide Building Society
2.40%, 01/06/06	(3) (4)	2,050,820	2,050,820
2.58%, 01/27/06	(3) (4)	3,486,394	3,486,788
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	2,050,820	2,050,415
Northern Rock PLC
2.02%, 01/13/05	(3)	1,948,279	1,948,279
2.39%, 10/25/05	(3)	4,101,640	4,101,640
Permanent Financing PLC
2.32%, 03/10/05	(3)	2,050,820	2,050,820
2.34%, 09/12/05	(3)	2,563,525	2,563,525
2.35%, 06/10/05	(3)	922,869	922,869
Sedna Finance Inc.
2.37%, 01/10/06	(3)	410,164	410,059
Sigma Finance Inc.
2.01%, 01/09/06	(3)	2,050,820	2,050,372
2.28%, 12/06/05	(3) (4)	2,050,820	2,050,222
2.34%, 10/07/05	(3) (4)	717,787	717,618
2.39%, 08/17/05	(3)	1,025,410	1,025,466
2.39%, 09/15/05	(3)	2,563,525	2,563,690
2.47%, 11/28/05	(3) (4)	2,050,820	2,052,486
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	1,702,181	1,702,149
2.30%, 04/07/05	(3) (4)	752,651	752,632
2.33%, 02/25/05	(3) (4)	1,148,459	1,148,426
2.36%, 01/18/05	(3) (4)	902,361	902,357
2.37%, 09/15/05	(3) (4)	1,804,722	1,804,523
2.39%, 07/25/05	(3) (4)	2,050,820	2,050,706
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	3,076,230	3,076,230
2.40%, 01/25/05	(3)	3,076,230	3,076,230
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	1,333,033	1,332,833
2.36%, 07/15/05	(3) (4)	1,538,115	1,537,950
2.36%, 09/15/05	(3)	1,538,115	1,537,899
2.36%, 10/14/05	(3) (4)	1,025,410	1,025,330
2.38%, 01/17/06	(3) (4)	717,787	717,779
2.45%, 06/15/05	(3) (4)	1,025,410	1,025,306
White Pine Finance LLC
2.02%, 07/11/05	(3)	512,705	512,675
2.24%, 11/01/05	(3) (4)	1,045,918	1,045,640
2.27%, 07/05/05	(3)	1,025,410	1,025,297
2.29%, 05/20/05	(3)	922,869	922,834
2.35%, 04/15/05	(3) (4)	1,538,115	1,538,029
2.37%, 06/15/05	(3) (4)	840,836	840,836
2.37%, 01/13/06	(3) (4)	2,050,820	2,050,593
2.38%, 03/29/05	(3)	881,853	881,806
2.38%, 06/28/05	(3)	1,374,049	1,373,912
2.38%, 08/26/05	(3) (4)	1,025,410	1,025,278
Winston Funding Ltd.
2.16%, 01/23/05	(3) (4)	1,464,286	1,464,286

			131,319,337

MEDIUM-TERM NOTES—0.40%

CC USA Inc.
1.29%, 04/15/05	(3) (4)	2,050,820	2,050,763
1.51%, 02/15/05	(3) (4)	1,333,033	1,333,277
Dorada Finance Inc.
1.48%, 01/18/05	(3) (4)	1,538,115	1,538,112
K2 USA LLC
1.46%, 01/12/05	(3) (4)	1,025,410	1,025,408
WhistleJacket Capital LLC
1.32%, 02/04/05	(3) (4)	512,705	512,696

			6,460,256

MONEY MARKET FUNDS—3.14%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3) (5)	8,203,281	8,203,281
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3) (5)	20,899,435	20,899,435
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3) (5)	20,508,201	20,508,201
BlackRock Temp Cash Money Market Fund	(3)	382,462	382,462
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)	773,827	773,827

			50,767,206

REPURCHASE AGREEMENTS—1.90%
Goldman Sachs & Co.
2.29%, 01/03/05	(3) (6)	$20,508,201	20,508,201
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3) (6)	10,254,101	10,254,101

			30,762,302

TIME DEPOSITS—2.84%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)	2,050,820	2,050,820
1.33%, 02/10/05	(3)	1,025,410	1,025,394
1.39%, 02/02/05	(3)	1,025,410	1,025,397
1.39%, 04/08/05	(3)	1,435,574	1,435,518
2.63%, 01/04/05	(3)	2,050,820	2,050,820
Bank of America N.A.
1.50%, 01/03/05	(3)	2,098,577	2,098,577
Credit Suisse First Boston
2.34%, 01/14/05	(3)	3,076,230	3,076,230
Fifth Third Bancorp
2.18%, 01/03/05	(3)	2,050,820	2,050,820
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)	1,312,525	1,312,493
Natexis Banques
2.32%, 02/02/05	(3)	512,705	512,709
National City Bank (Ohio)
1.25%, 01/06/05	(3)	2,050,820	2,050,821
Norddeutsche Landesbank
2.11%, 06/07/05	(3)	2,050,820	2,050,647
Toronto-Dominion Bank
1.22%, 03/23/05	(3)	3,588,935	3,588,800
1.34%, 02/10/05	(3)	820,328	820,315
1.77%, 05/10/05	(3)	1,025,410	1,025,375
1.90%, 05/11/05	(3)	1,025,410	1,025,374
2.25%, 01/31/05	(3)	1,025,410	1,025,410
2.30%, 05/12/05	(3)	512,705	512,577
2.66%, 11/09/05	(3)	2,050,820	2,050,562
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	2,050,820	2,050,821
2.67%, 11/09/05	(3)	820,328	820,259
Washington Mutual Bank
2.27%, 02/02/05	(3)	820,328	820,328
2.35%, 02/02/05	(3)	3,281,312	3,281,285
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	8,203,281	8,203,281

			45,964,633

U.S. GOVERNMENT AGENCY NOTES—0.46%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	1,435,574	1,436,859
1.80%, 01/18/05	(3)	953,631	952,916
1.80%, 01/19/05	(3)	1,025,410	1,024,590
2.06%, 05/31/05	(3)	1,022,395	1,013,737
Federal National Mortgage Association
2.33%, 07/22/05	(3)	3,076,230	3,036,496

			7,464,598

TOTAL SHORT-TERM INVESTMENTS (Cost: $365,074,514)			365,074,514

TOTAL INVESTMENTS IN SECURITIES — 122.49% (Cost: $1,766,208,115)	(7)		1,981,384,787
Other Assets, Less Liabilities — (22.49%)			(363,850,904)

NET ASSETS – 100.00%			$1,617,533,883

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund's investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $1,784,647,835. Net unrealized appreciation aggregated $196,736,952, of which $227,623,730 represented gross unrealized appreciation on securities and $30,886,778 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2004

Security		Shares	Value

COMMON STOCKS—99.94%

ADVERTISING—0.19%
DENTSU Inc.		70	$188,543

			188,543

AGRICULTURE—0.57%
Japan Tobacco Inc.		49	559,481

			559,481

AIRLINES—0.63%
All Nippon Airways Co. Ltd.	(1)	91,000	317,039
Japan Airlines System Corp.	(1) (2)	105,000	304,333

			621,372

AUTO MANUFACTURERS—11.52%
Honda Motor Co. Ltd.		49,700	2,575,456
Nissan Motor Co. Ltd.		135,800	1,476,346
Suzuki Motor Corp.		24,500	447,585
Toyota Motor Corp.		167,300	6,808,246

			11,307,633

AUTO PARTS & EQUIPMENT—1.84%
Bridgestone Corp.	(1)	42,000	836,147
Denso Corp.		28,700	768,825
NOK Corp.	(1)	6,300	197,355

			1,802,327

BANKS—7.49%
Mitsubishi Tokyo Financial Group Inc.		210	2,131,356
Mizuho Financial Group Inc.		406	2,044,462
Nipponkoa Insurance Co. Ltd.	(1)	42,000	285,684
Sumitomo Mitsui Financial Group Inc.	(1)	203	1,475,895
Sumitomo Trust & Banking Co. Ltd. (The)		49,000	354,338
UFJ Holdings Inc.	(2)	175	1,060,554

			7,352,289

BEVERAGES—0.81%
Asahi Breweries Ltd.	(1)	25,200	312,080
Kirin Brewery Co. Ltd.	(1)	49,000	482,492

			794,572

BUILDING MATERIALS—1.47%
Asahi Glass Co. Ltd.	(1)	49,000	540,353
Daikin Industries Ltd.		14,000	404,411
JS Group Corp.		14,000	254,260
Matsushita Electric Works Ltd.		28,000	244,013

			1,443,037

CHEMICALS—3.07%
Asahi Kasei Corp.		77,000	385,488
JSR Corp.		14,000	306,724
Mitsubishi Chemical Corp.		119,000	362,330
Mitsui Chemicals Inc.		42,000	228,711

Nitto Denko Corp.		9,100	499,092
Shin-Etsu Chemical Co. Ltd.		21,700	889,431
Sumitomo Chemical Co. Ltd.		70,000	342,930

			3,014,706

COMMERCIAL SERVICES—1.16%
Dai Nippon Printing Co. Ltd.		42,000	673,836
Toppan Printing Co. Ltd.		42,000	466,029

			1,139,865

COMPUTERS—1.32%
Fujitsu Ltd.		112,000	729,033
TDK Corp.		7,700	570,343

			1,299,376

COSMETICS & PERSONAL CARE—1.36%
Kao Corp.		35,000	894,896
Shiseido Co. Ltd.	(1)	21,000	304,128
Uni-Charm Corp.		2,800	134,166

			1,333,190

DISTRIBUTION & WHOLESALE—2.89%
Itochu Corp.	(2)	77,000	356,182
Marubeni Corp.		91,000	252,210
Mitsubishi Corp.		77,000	994,906
Mitsui & Co. Ltd.		84,000	753,352
Sumitomo Corp.		56,000	483,107

			2,839,757

DIVERSIFIED FINANCIAL SERVICES—5.03%
Acom Co. Ltd.		5,250	392,969
Credit Saison Co. Ltd.		10,500	382,209
Daiwa Securities Group Inc.		84,000	606,617
Nikko Cordial Corp.		70,000	370,938
Nomura Holdings Inc.		119,000	1,735,005
ORIX Corp.		5,600	760,730
Promise Co. Ltd.		5,250	375,037
Takefuji Corp.		4,620	312,448

			4,935,953

ELECTRIC—4.22%
Chubu Electric Power Co. Inc.		39,200	941,075
Kansai Electric Power Co. Inc.		46,200	937,796
Kyushu Electric Power Co. Inc.		25,200	509,066
Tokyo Electric Power Co. Inc. (The)		71,400	1,752,425

			4,140,362

ELECTRICAL COMPONENTS & EQUIPMENT—4.53%
Fujikura Ltd.		21,000	96,731
Furukawa Electric Co. Ltd.	(2)	35,000	194,008
Hitachi Ltd.		196,000	1,358,056
Mitsubishi Electric Corp.		126,000	617,273
Sharp Corp.		56,000	914,297
Sumitomo Electric Industries Ltd.		42,000	457,012
Toshiba Corp.		189,000	811,555

			4,448,932

ELECTRONICS—4.94%
Advantest Corp.	(1)	5,600	480,375
Fanuc Ltd.		9,800	640,773
Hirose Electric Co. Ltd.		2,100	245,516
Keyence Corp.		2,100	470,538
Kyocera Corp.		10,500	808,481
Murata Manufacturing Co. Ltd.		13,300	743,720

NEC Corp.		112,000	696,243
NGK Insulators Ltd.		21,000	200,839
Secom Co. Ltd.		14,000	560,164

			4,846,649

ENGINEERING & CONSTRUCTION—0.98%
Kajima Corp.	(1)	56,000	241,007
Obayashi Corp.		42,000	264,780
Shimizu Corp.	(1)	42,000	210,676
Taisei Corp.		63,000	245,311

			961,774

ENTERTAINMENT—0.25%
Oriental Land Co. Ltd.	(1)	3,500	243,193

			243,193

FOOD—0.69%
Ajinomoto Co. Inc.		28,000	333,366
Nippon Meat Packers Inc.		14,000	189,773
Nissin Food Products Co. Ltd.		6,300	158,007

			681,146

FOREST PRODUCTS & PAPER—0.58%
Nippon Paper Group Inc.		56	251,391
Oji Paper Co. Ltd.		56,000	321,343

			572,734

GAS—1.02%
Osaka Gas Co. Ltd.		119,000	371,621
Tokyo Gas Co. Ltd.		154,000	631,209

			1,002,830

HAND & MACHINE TOOLS—0.41%
SMC Corp.		3,500	400,654

			400,654

HEALTH CARE-PRODUCTS—1.03%
Hoya Corp.		6,300	711,340
Terumo Corp.		11,200	301,669

			1,013,009

HOME BUILDERS—0.74%
Daiwa House Industry Co. Ltd.		28,000	318,337
Sekisui House Ltd.		35,000	407,827

			726,164

HOME FURNISHINGS—4.62%
Matsushita Electric Industrial Co. Ltd.		133,000	2,110,452
Pioneer Corp.	(1)	10,500	204,938
Sony Corp.		57,400	2,218,249

			4,533,639

HOUSEWARES—0.14%
TOTO Ltd.		14,000	133,620

			133,620

INSURANCE—3.42%
Millea Holdings Inc.		105	1,557,529
Mitsui Sumitomo Insurance Co. Ltd.		91,000	790,378
Sompo Japan Insurance Inc.		56,000	570,547
T&D Holdings Inc.	(2)	9,100	435,152

			3,353,606

INTERNET—1.28%
Softbank Corp.	(1)	14,700	715,849
Yahoo! Japan Corp.	(2)	112	537,757

			1,253,606

IRON & STEEL—2.37%
JFE Holdings Inc.		30,125	859,916
Kobe Steel Ltd.		112,000	171,601
Nippon Steel Corp.		413,000	1,011,642
Sumitomo Metal Industries Ltd.		210,000	284,864

			2,328,023

MACHINERY—0.72%
Komatsu Ltd.		56,000	391,842
Kubota Corp.		63,000	312,326

			704,168

MANUFACTURING—2.19%
Fuji Photo Film Co. Ltd.		28,000	1,021,958
Kawasaki Heavy Industries Ltd.	(1)	98,000	160,671
Konica Minolta Holdings Inc.		28,000	371,621
Mitsubishi Heavy Industries Ltd.		210,000	596,370

			2,150,620

MEDIA—0.16%
Nippon Television Network Corp.		1,050	157,700

			157,700

METAL FABRICATE & HARDWARE—0.14%
NSK Ltd.		28,000	140,724

			140,724

MINING—0.56%
Mitsubishi Materials Corp.		70,000	146,872
Mitsui Mining & Smelting Co. Ltd.		35,000	154,387
Sumitomo Metal Mining Co. Ltd.		35,000	250,024

			551,283

OFFICE & BUSINESS EQUIPMENT—3.38%
Canon Inc.		49,000	2,644,384
Ricoh Corp. Ltd.		35,000	675,271

			3,319,655

OIL & GAS—0.68%
Nippon Oil Corp.		84,000	538,577
TonenGeneral Sekiyu K.K.	(1)	14,000	127,471

			666,048

PACKAGING & CONTAINERS—0.13%
Toyo Seikan Kaisha Ltd.		7,000	129,111

			129,111

PHARMACEUTICALS—5.57%
Daiichi Pharmaceutical Co. Ltd.		14,000	302,625
Eisai Co. Ltd.		16,100	529,492
Fujisawa Pharmaceutical Co. Ltd.		16,800	459,881
Sankyo Co. Ltd.		23,800	537,689
Taisho Pharmaceutical Co. Ltd.		14,000	304,675
Takeda Pharmaceutical Co. Ltd.		50,400	2,537,953
Yamanouchi Pharmaceutical Co. Ltd.		20,300	790,446

			5,462,761

REAL ESTATE—1.44%
Mitsubishi Estate Co. Ltd.		70,000	819,752
Mitsui Fudosan Co. Ltd.		49,000	595,345

			1,415,097

RETAIL—2.45%
AEON Co. Ltd.		35,000	584,073
Ito-Yokado Co. Ltd.		21,000	881,234
Marui Co. Ltd.		21,000	281,175
Seven-Eleven Japan Co. Ltd.		21,000	661,950

			2,408,432

SEMICONDUCTORS—1.35%
Rohm Co. Ltd.		7,000	724,114
Tokyo Electron Ltd.		9,800	603,474

			1,327,588

TELECOMMUNICATIONS—4.91%
Nippon Telegraph & Telephone Corp.		581	2,608,178
NTT Data Corp.		49	158,280
NTT DoCoMo Inc.		1,113	2,052,864

			4,819,322

TEXTILES—0.68%
Kuraray Co. Ltd.		21,000	188,338
Teijin Ltd.		28,000	121,597
Toray Industries Inc.		77,000	360,691

			670,626

TOYS, GAMES & HOBBIES—0.81%
Nintendo Co. Ltd.		6,300	791,266

			791,266

TRANSPORTATION—4.20%
Central Japan Railway Co.		63	514,599
East Japan Railway Co.		224	1,246,023
Kintetsu Corp.	(1)	84,000	290,192
Mitsui O.S.K. Lines Ltd.		63,000	378,111
Nippon Express Co. Ltd.		56,000	275,983
Nippon Yusen Kabushiki Kaisha		63,000	339,377
Odakyu Electric Railway Co. Ltd.	(1)	28,000	162,311
Tokyu Corp.		49,000	264,917
West Japan Railway Co.		84	339,377
Yamato Transport Co. Ltd.		21,000	311,506

			4,122,396

TOTAL COMMON STOCKS (Cost: $86,503,811)			98,108,839

Security		Shares or Principal	Value

SHORT-TERM INVESTMENTS—4.72%

COMMERCIAL PAPER—1.17%
Alpine Securitization Corp.
2.28%, 01/06/05	(3)	$12,792	12,789
Amsterdam Funding Corp.
2.25%, 01/04/05	(3)	6,396	6,395
2.33%, 01/10/05	(3)	12,792	12,786
Barton Capital Corp.
2.27%, 01/04/05	(3)	26,185	26,183
2.27%, 01/10/05	(3)	28,448	28,435
2.30%, 01/21/05	(3)	10,342	10,330

Cancara Asset Securitisation LLC
2.25%, 01/05/05	(3)	31,340	31,336
2.29%, 01/07/05	(3)	25,583	25,577
Cantabric Finance LLC
2.27%, 01/03/05	(3)	13,303	13,303
2.28%, 01/03/05	(3)	14,838	14,838
2.38%, 01/20/05	(3)	25,583	25,555
Chariot Funding LLC
2.31%, 01/11/05	(3)	19,498	19,488
Corporate Asset Funding
2.21%, 02/07/05	(3)	19,188	19,146
2.26%, 02/03/05	(3)	25,583	25,534
CRC Funding LLC
2.21%, 02/07/05	(3)	6,396	6,382
Den Danske Bank NY
2.25%, 01/03/05	(3)	6,396	6,396
DEPFA Bank PLC
2.28%, 05/03/05	(3)	12,792	12,695
Edison Asset Securitization
2.26%, 05/04/05	(3)	31,979	31,736
Fairway Finance Corp.
2.55%, 01/03/05	(3)	24,669	24,669
Falcon Asset Securitization Corp.
2.27%, 01/13/05	(3)	5,117	5,113
2.30%, 02/02/05	(3)	25,583	25,534
2.31%, 01/11/05	(3)	25,894	25,880
2.33%, 01/12/05	(3)	11,925	11,918
Ford Credit Auto Receivables
1.85%, 01/14/05	(3)	12,792	12,784
2.28%, 04/27/05	(3)	19,188	19,049
Fortis Funding LLC
2.35%, 05/09/05	(3)	35,817	35,522
Gemini Securitization Corp.
2.31%, 01/10/05	(3)	12,792	12,786
General Electric Capital Corp.
2.24%, 02/02/05	(3)	76,750	76,607
2.26%, 01/05/05	(3)	25,583	25,580
2.29%, 01/24/05	(3)	6,396	6,387
Georgetown Funding Co. LLC
2.27%, 01/20/05	(3)	8,954	8,945
2.38%, 01/19/05	(3)	10,233	10,223
GIRO Funding US Corp.
2.20%, 02/08/05	(3)	14,205	14,173
2.30%, 02/02/05	(3)	6,396	6,384
2.33%, 02/03/05	(3)	6,396	6,383
Grampian Funding LLC
2.27%, 02/01/05	(3)	19,188	19,152
Jupiter Securitization Corp.
2.30%, 01/10/05	(3)	10,656	10,651
2.30%, 02/01/05	(3)	12,792	12,769
Kitty Hawk Funding Corp.
2.33%, 01/12/05	(3)	21,528	21,515
Liberty Street Funding Corp.
2.31%, 01/10/05	(3)	14,858	14,851
Mont Blanc Capital Corp.
2.27%, 01/07/05	(3)	8,727	8,725
2.32%, 01/10/05	(3)	13,157	13,151
Mortgage Interest Networking Trust
2.24%, 02/01/05	(3)	16,629	16,599
Nationwide Building Society
2.21%, 02/10/05	(3)	25,583	25,524
New Center Asset Trust
2.25%, 02/02/05	(3)	24,048	24,003
Park Avenue Receivables Corp.
2.31%, 01/19/05	(3)	12,842	12,829

Preferred Receivables Funding Corp.
2.30%, 01/19/05	(3)	12,792	12,779
2.30%, 02/02/05	(3)	12,792	12,767
2.34%, 01/20/05	(3)	19,188	19,166
Scaldis Capital LLC
2.28%, 01/07/05	(3)	23,025	23,019
Solitaire Funding Ltd.
2.28%, 01/04/05	(3)	15,382	15,381
2.28%, 02/02/05	(3)	16,308	16,277
Sydney Capital Corp.
2.25%, 01/18/05	(3)	12,792	12,780
2.29%, 01/06/05	(3)	18,809	18,805
Tulip Funding Corp.
2.25%, 01/14/05	(3)	12,792	12,783
2.35%, 01/13/05	(3)	37,271	37,247
2.36%, 01/24/05	(3)	25,583	25,548
UBS Finance (Delaware)
2.33%, 01/04/05	(3)	51,167	51,164
Variable Funding Capital Corp.
2.26%, 01/05/05	(3)	12,792	12,790
2.30%, 01/07/05	(3)	12,792	12,788
2.32%, 01/14/05	(3)	12,792	12,783
Yorktown Capital LLC
2.32%, 01/10/05	(3)	12,792	12,786
2.34%, 01/13/05	(3)	6,396	6,392

			1,151,865

FLOATING RATE NOTES—1.67%
American Express Credit Corp.
2.43%, 10/26/05	(3)	51,167	51,188
Bank of Nova Scotia
2.34%, 09/26/05	(3)	6,396	6,394
Beta Finance Inc.
2.27%, 05/04/05	(3) (4)	15,350	15,349
2.32%, 09/23/05	(3) (4)	23,025	23,018
2.32%, 09/27/05	(3) (4)	20,467	20,461
2.44%, 03/15/05	(3) (4)	12,792	12,794
2.47%, 10/27/05	(3) (4)	24,304	24,326
Canadian Imperial Bank of Commerce
2.32%, 09/13/05	(3)	38,375	38,366
2.34%, 12/14/05	(3)	23,025	23,019
2.36%, 10/31/05	(3)	25,583	25,578
Cancara Asset Securitisation LLC
2.80%, 02/15/05	(3)	45,283	45,283
CC USA Inc.
2.06%, 07/29/05	(3) (4)	25,583	25,579
2.27%, 05/04/05	(3) (4)	25,583	25,582
Commodore CDO Ltd.
2.55%, 12/12/05	(3)	6,396	6,396
Den Danske Bank NY
2.32%, 08/12/05	(3)	25,583	25,579
2.33%, 10/17/05	(3)	25,583	25,577
2.35%, 08/26/05	(3)	25,583	25,578
DEPFA Bank PLC
2.47%, 09/15/05	(3)	25,583	25,583
Dorada Finance Inc.
2.06%, 07/29/05	(3) (4)	21,234	21,231
Fairway Finance LLC
2.35%, 03/14/05	(3)	25,583	25,583
2.37%, 01/20/05	(3)	12,792	12,792
Fifth Third Bancorp
2.38%, 11/23/05	(3) (4)	51,167	51,167

Five Finance Inc.
2.37%, 04/29/05	(3) (4)	20,467	20,466
General Electric Commercial Equipment Financing LLC
2.37%, 11/20/05	(3)	14,673	14,673
HBOS Treasury Services PLC
2.55%, 04/22/05	(3)	25,583	25,583
K2 USA LLC
2.05%, 07/25/05	(3) (4)	12,792	12,790
2.33%, 06/10/05	(3) (4)	25,583	25,582
2.33%, 09/12/05	(3) (4)	25,583	25,580
2.39%, 10/20/05	(3) (4)	25,583	25,584
Links Finance LLC
2.12%, 04/25/05	(3)	25,583	25,589
2.35%, 04/15/05	(3) (4)	25,583	25,582
2.36%, 11/16/05	(3) (4)	12,792	12,789
National City Bank (Ohio)
2.29%, 08/09/05	(3)	25,583	25,579
2.35%, 06/23/05	(3)	25,583	25,580
2.36%, 06/10/05	(3)	12,792	12,793
Nationwide Building Society
2.40%, 01/06/06	(3) (4)	25,583	25,583
2.58%, 01/27/06	(3) (4)	43,492	43,497
Norddeutsche Landesbank
2.04%, 07/27/05	(3)	25,583	25,578
Northern Rock PLC
2.02%, 01/13/05	(3)	24,304	24,304
2.39%, 10/25/05	(3)	51,167	51,167
Permanent Financing PLC
2.32%, 03/10/05	(3)	25,583	25,583
2.34%, 09/12/05	(3)	31,979	31,979
2.35%, 06/10/05	(3)	11,513	11,513
Sedna Finance Inc.
2.37%, 01/10/06	(3)	5,117	5,115
Sigma Finance Inc.
2.01%, 01/09/06	(3)	25,583	25,578
2.28%, 12/06/05	(3) (4)	25,583	25,576
2.34%, 10/07/05	(3) (4)	8,954	8,952
2.39%, 08/17/05	(3)	12,792	12,793
2.39%, 09/15/05	(3)	31,979	31,981
2.47%, 11/28/05	(3) (4)	25,583	25,605
Tango Finance Corp.
2.24%, 05/17/05	(3) (4)	21,234	21,234
2.30%, 04/07/05	(3) (4)	9,389	9,389
2.33%, 02/25/05	(3) (4)	14,327	14,327
2.36%, 01/18/05	(3) (4)	11,257	11,257
2.37%, 09/15/05	(3) (4)	22,513	22,511
2.39%, 07/25/05	(3) (4)	25,583	25,582
Wachovia Asset Securitization Inc.
2.40%, 01/25/05	(3)	38,375	38,375
2.40%, 01/25/05	(3)	38,375	38,375
WhistleJacket Capital LLC
2.32%, 12/08/05	(3) (4)	16,629	16,627
2.36%, 07/15/05	(3) (4)	19,188	19,186
2.36%, 09/15/05	(3)	19,188	19,185
2.36%, 10/14/05	(3) (4)	12,792	12,791
2.38%, 01/17/06	(3) (4)	8,954	8,954
2.45%, 06/15/05	(3) (4)	12,792	12,790
White Pine Finance LLC
2.02%, 07/11/05	(3)	6,396	6,395
2.24%, 11/01/05	(3) (4)	13,048	13,044
2.27%, 07/05/05	(3)	12,792	12,790
2.29%, 05/20/05	(3)	11,513	11,513
2.35%, 04/15/05	(3) (4)	19,188	19,186
2.37%, 06/15/05	(3) (4)	10,489	10,490
2.37%, 01/13/06	(3) (4)	25,583	25,581

2.38%, 03/29/05	(3)		11,001	11,000
2.38%, 06/28/05	(3)		17,141	17,139
2.38%, 08/26/05	(3	) (4)	12,792	12,790
Winston Funding Ltd.
2.16%, 01/23/05	(3	) (4)	18,267	18,267

				1,638,175

MEDIUM-TERM NOTES—0.08%
CC USA Inc.
1.29%, 04/15/05	(3	) (4)	25,583	25,583
1.51%, 02/15/05	(3	) (4)	16,629	16,632
Dorada Finance Inc.
1.48%, 01/18/05	(3	) (4)	19,188	19,188
K2 USA LLC
1.46%, 01/12/05	(3	) (4)	12,792	12,792
WhistleJacket Capital LLC
1.32%, 02/04/05	(3	) (4)	6,396	6,396

				80,591

MONEY MARKET FUNDS—0.73%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares	(3	) (5)	102,334	102,334
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	(3	) (5)	340,451	340,451
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares	(3	) (5)	255,834	255,834
BlackRock Temp Cash Money Market Fund	(3)		4,771	4,771
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares	(3)		9,653	9,653

				713,043

REPURCHASE AGREEMENTS—0.39%
Goldman Sachs & Co.
2.29%, 01/03/05	(3	) (6)	$255,834	255,834
Merrill Lynch Government Securities Inc.
2.30%, 01/03/05	(3	) (6)	127,917	127,917

				383,751

TIME DEPOSITS—0.58%
Abbey National Treasury Services PLC
1.25%, 01/06/05	(3)		25,583	25,583
1.33%, 02/10/05	(3)		12,792	12,792
1.39%, 02/02/05	(3)		12,792	12,792
1.39%, 04/08/05	(3)		17,908	17,908
2.63%, 01/04/05	(3)		25,583	25,583
Bank of America N.A.
1.50%, 01/03/05	(3)		26,179	26,179
Credit Suisse First Boston
2.34%, 01/14/05	(3)		38,375	38,375
Fifth Third Bancorp
2.18%, 01/03/05	(3)		25,583	25,583
HBOS Treasury Services PLC
1.24%, 04/01/05	(3)		16,373	16,373
Natexis Banques
2.32%, 02/02/05	(3)		6,396	6,396
National City Bank (Ohio)
1.25%, 01/06/05	(3)		25,583	25,583
Norddeutsche Landesbank
2.11%, 06/07/05	(3)		25,583	25,581
Toronto-Dominion Bank
1.22%, 03/23/05	(3)		44,771	44,769

1.34%, 02/10/05	(3)	10,233	10,234
1.77%, 05/10/05	(3)	12,792	12,791
1.90%, 05/11/05	(3)	12,792	12,791
2.25%, 01/31/05	(3)	12,792	12,792
2.30%, 05/12/05	(3)	6,396	6,394
2.66%, 11/09/05	(3)	25,583	25,580
UBS Finance (Connecticut)
2.32%, 01/07/05	(3)	25,583	25,583
2.67%, 11/09/05	(3)	10,233	10,233
Washington Mutual Bank
2.27%, 02/02/05	(3)	10,233	10,233
2.35%, 02/02/05	(3)	40,933	40,933
Wells Fargo Bank N.A.
2.34%, 01/26/05	(3)	102,334	102,334

			573,395

U.S. GOVERNMENT AGENCY NOTES—0.10%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05	(3)	17,908	17,924
1.80%, 01/18/05	(3)	11,896	11,887
1.80%, 01/19/05	(3)	12,792	12,781
2.06%, 05/31/05	(3)	12,754	12,646
Federal National Mortgage Association
2.33%, 07/22/05	(3)	38,375	37,879

			93,117

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,633,937)			4,633,937

TOTAL INVESTMENTS IN SECURITIES —104.66% (Cost: $91,137,748)	(7)		102,742,776
Other Assets, Less Liabilities —(4.66%)			(4,575,057)

NET ASSETS —100.00%			$98,167,719

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.79% to 10.00% and maturity dates ranging from 2/1/07 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $91,220,862. Net unrealized appreciation aggregated $11,521,914, of which $12,745,676 represented gross unrealized appreciation on securities and $1,223,762 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

I.	SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of December 31, 2004, the Trust offered 73 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares NASDAQ Biotechnology, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500/BARRA Growth, iShares S&P 500/BARRA Value, iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400/BARRA Growth, iShares S&P MidCap 400/BARRA Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600/BARRA Growth, iShares S&P SmallCap 600/BARRA Value, and iShares S&P/TOPIX 150 Index Funds (each a “Fund,” collectively the “Funds”).

SECURITY VALUATION

The securities of each Fund for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange are valued at the last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at the latest quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price or, in the absence of any sale on the valuation date, at the latest quoted bid price, which is obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the latest quoted bid price, which are obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are generally converted into U.S. dollars at the prevailing rates of exchange at the end of each U.S. business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of December 31, 2004, a portion of the cash collateral for securities on loan for certain Funds was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 3, below.

2.	TRANSACTIONS WITH AFFILIATES

Because the iShares S&P Global 100 Index Fund, the iShares S&P Global Financials Sector Index Fund and the iShares S&P Europe 350 Index Fund seek to match the price performance of its benchmark index by investing in common stocks included in its benchmark index, these Funds held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF, and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF, and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment of each Fund in shares of issuers of which BGFA is an affiliate, for the three quarters ended December 31, 2004, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain(Loss)
NASDAQ Biotechnology

IMMF	93	4,533	4,046	580	$579,892	$4,125	$—

Russell 1000

IMMF	8,495	51,636	58,912	1,219	1,218,807	15,319	—

Russell 1000 Growth

IMMF	4,186	49,516	52,257	1,445	1,444,647	17,844	—

Russell 1000 Value

IMMF	14,966	127,412	137,645	4,733	4,732,725	30,218	—

Russell 2000

IMMF	12,065	244,276	242,202	14,139	14,139,308	75,513	—

Russell 2000 Growth

IMMF	1,648	61,156	62,403	401	400,691	17,784	—

Russell 2000 Value

IMMF	6,125	107,200	107,734	5,591	5,590,892	30,630	—

Russell 3000

IMMF	5,876	46,720	50,551	2,045	2,044,553	13,825	—

Russell 3000 Growth

IMMF	312	2,480	2,732	60	59,851	926	—

Russell 3000 Value

IMMF	1,030	9,772	10,399	403	403,276	2,462	—

Russell Midcap

IMMF	2,817	22,895	24,406	1,306	1,306,404	7,726	—

Russell Midcap Growth

IMMF	1,375	5,953	6,403	925	925,229	3,233	—

Russell Midcap Value

IMMF	2,033	25,415	26,028	1,420	1,419,639	6,970	—

S&P 100

IMMF	1,767	15,228	16,874	121	120,845	4,589	—

S&P 1500

IMMF	204	1,382	1,567	19	19,263	458	—

S&P 500

IMMF	33,374	273,824	303,151	4,047	4,046,964	68,988	—

S&P 500/BARRA Growth

IMMF	4,246	42,457	45,684	1,019	1,019,105	13,768	—

S&P 500/BARRA Value

IMMF	8,328	76,303	83,315	1,316	1,315,542	17,293	—

S&P Europe 350

Barclays PLC	968	194	21	1,141	12,834,340	—	(2,660)

IMMF	22	26,112	24,609	1,525	1,524,640	7,467	—

S&P Global 100

Barclays PLC	166	96	17	245	2,753,014	—	36,029

IMMF	163	8,920	8,852	231	231,374	2,632	—

S&P Global Energy Sector

IMMF	83	9,067	8,990	160	160,196	3,580	—

S&P Global Financials Sector

Barclays PLC	44	40	2	82	919,816	—	957

IMMF	40	1,497	1,346	191	190,613	576	—

S&P Global Healthcare Sector

IMMF	100	5,274	5,094	280	279,997	2,122	—

S&P Global Technology Sector

IMMF	30	636	464	202	202,194	269	—

S&P Global Telecommunications Sector

IMMF	16	1,632	1,613	35	34,942	250	—

S&P Latin America 40

IMMF	—	4,486	3,950	536	536,054	2,707	—

S&P MidCap 400

IMMF	8,525	38,501	44,689	2,337	2,337,123	12,157	—

S&P MidCap 400/BARRA Growth

IMMF	4,781	9,481	13,776	486	486,461	5,962	—

S&P MidCap 400/BARRA Value

IMMF	3,691	36,366	39,066	991	991,098	9,109	—

S&P SmallCap 600

IMMF	4,451	79,438	81,961	1,928	1,928,321	17,519	—

S&P SmallCap 600/BARRA Growth

IMMF	789	27,336	27,795	330	329,992	5,946	—

S&P SmallCap 600/BARRA Value

IMMF	2,676	32,115	34,368	423	422,963	8,540	—

S&P/TOPIX 150

IMMF	19	695	629	85	85,009	484	—

Certain Funds invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of December 31, 2004, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2.	Controls and Procedures.

(a)	The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ LEE T. KRANEFUSS
Lee T. Kranefuss, President
Date:	February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

iShares Trust

By:	/s/ LEE T. KRANEFUSS
Lee T. Kranefuss, President
Date:	February 24, 2005

By:	/s/ MICHAEL A. LATHAM
Michael A. Latham, Principal Financial Officer
Date:	February 24, 2005